                                                                           PIMCO
                                                                           FUNDS


                                   [GRAPHIC]

                                            PACIFIC INVESTMENT MANAGEMENT SERIES

                                                                   ANNUAL REPORT
                                                                  MARCH 31, 2001

FOMC Federal Funds Rate Change

                                    [GRAPH]

Federal Open Market Committee federal funds Rate Changes

                                                Fed Funds
           Date                                Target Rate
      ========================================================
           Start                                   3.00
        4-Feb-94                                   3.25
       22-Mar-94                                   3.50
       18-Apr-94                                   3.75
       17-May-94                                   4.25
        6-Jul-94                                   4.25
       16-Aug-94                                   4.75
       27-Sep-94                                   4.75
       15-Nov-94                                   5.50
       20-Dec-94                                   5.50
        1-Feb-95                                   6.00
       28-Mar-95                                   6.00
       23-May-95                                   6.00
        6-Jul-95                                   5.75
       22-Aug-95                                   5.75
       26-Sep-95                                   5.75
       15-Nov-95                                   5.75
       19-Dec-95                                   5.50
       31-Jan-96                                   5.25
       26-Mar-96                                   5.25
       21-May-96                                   5.25
        3-Jul-96                                   5.25
       20-Aug-96                                   5.25
       24-Sep-96                                   5.25
       13-Nov-96                                   5.25
       17-Dec-96                                   5.25
        5-Feb-97                                   5.25
       25-Mar-97                                   5.50
       20-May-97                                   5.50
        2-Jul-97                                   5.50
       19-Aug-97                                   5.50
       30-Sep-97                                   5.50
       12-Nov-97                                   5.50
       16-Dec-97                                   5.50
        4-Feb-98                                   5.50
       31-Mar-98                                   5.50
       19-May-98                                   5.50
       30-Jun-98                                   5.50
       18-Aug-98                                   5.50
       29-Sep-98                                   5.25
       15-Oct-98                                   5.00
       17-Nov-98                                   4.75
       22-Dec-98                                   4.75
        3-Feb-99                                   4.75
       30-Mar-99                                   4.75
       18-May-99                                   4.75
       30-Jun-99                                   5.00
       24-Aug-99                                   5.25
        5-Oct-99                                   5.25
       16-Nov-99                                   5.50
       21-Dec-99                                   5.50
        2-Feb-00                                   5.75
       21-Mar-00                                   6.00
       16-May-00                                   6.50
       28-Jun-00                                   6.50
       22-Aug-00                                   6.50
        3-Oct-00                                   6.50
       15-Nov-00                                   6.50
       19-Dec-00                                   6.50
        3-Jan-01                                   6.00
       31-Jan-01                                   5.50
       20-Mar-01                                   5.00
       18-Apr-01                                   4.50

Source: Bloomberg

On the cover:
Presented on the cover and in greater detail here is a chart depicting the target for the federals fund rates as determined by the U.S. Federal Open Market Committee (FOMC or the Fed) and is reflective of the historical change in monetary policy. The FOMC has eight scheduled meetings per year during which it conducts an assessment of the economy and formulates and evaluates policy options.

The graph indicates that the FOMC increased the target rate six times over the period from June 1999 to May 2000, to a high of 6.50%, in an effort to cool an economy that was growing at a record pace. That pace was faster than the central bank believed possible without triggering an increase in inflation. The Fed left rates unchanged during the remainder of 2000 as it became evident that the rate increases were having the desired affect. The sudden decrease in U.S. economic growth during the final quarter of 2000 prompted the FOMC to reduce rates aggressively during the first quarter of 2001 to prevent a slowdown from becoming a recession.

Contents
Chairman's Message.............................................................1
A Conversation with Bill Gross and Paul McCulley...............................2
Financial Highlights..........................................................32
Statements of Assets and Liabilities..........................................42
Statements of Operations......................................................46
Statements of Changes in Net Assets...........................................50
Statements of Cash Flows......................................................57
Notes to Financial Statements................................................175

                                                                               Fund         Schedule
                                                                               Summary      Investments
Total Return Fund.................................................................4              58
Total Return Fund II..............................................................5              87
Total Return Fund III.............................................................6              91
Moderate Duration Fund............................................................7              95
Low Duration Fund.................................................................8              99
Low Duration Fund II..............................................................9             107
Low Duration Fund III............................................................10             110
Short-Term Fund..................................................................11             112
Money Market Fund................................................................12             116
Long-Term U.S. Government Fund...................................................13             117
Investment Grade Corporate Bond Fund.............................................14             121
High Yield Fund..................................................................15             123
Total Return Mortgage Fund.......................................................16             129
GNMA Fund........................................................................17             131
Real Return Bond Fund............................................................18             132
Foreign Bond Fund................................................................19             136
Global Bond Fund.................................................................20             142
Global Bond Fund II..............................................................21             148
Emerging Markets Bond Fund.......................................................22             154
Strategic Balanced Fund..........................................................23             156
Convertible Fund.................................................................24             157
European Convertible Fund........................................................25             159
StocksPLUS Fund..................................................................26             160
Municipal Bond Fund..............................................................27             164
Short Duration Municipal Income Fund.............................................28             167
California Intermediate Municipal Bond Fund......................................29             169
California Municipal Bond Fund...................................................30             172
New York Municipal Bond Fund.....................................................31             174

Chairman's Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this annual report for PIMCO Funds: Pacific Investment Management Series. During the Trust's fiscal year, assets grew by $17.9 billion to finish the 12-month period ended March 31, 2001 at $68.8 billion.

Strongly positive returns from fixed income securities helped anchor diversified portfolios during a year in which many major global stock markets finished in negative territory. The Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, increased 12.53% over the fiscal year. Stocks retreated as the correction in the technology sector that began during 2000 spread to other industries.

Investors looking for safety pushed Treasury yields lower during the latter part of the fiscal year, with short and intermediate maturities falling the most. The 3-month Treasury yield decreased 1.58% over the course of the year to finish at 4.28%. The 2- to 30-year portion of the yield curve steepened sharply as the 2-year yield dropped 2.30% while the 30-year yield dropped slightly by 0.38%. The 10-year yield fell 1.09% to close at 4.92%.

The Fed left the fed funds rate unchanged during the second half of 2000 after last increasing the rate 0.50% to 6.50% in May 2000, the last of six rate hikes since June 1999. The central bank shifted emphasis away from inflation at its December meeting and set the stage for an easing cycle. U.S. growth slowed to 1.0% in the final quarter of 2000, the weakest pace in more than five years. This sudden deceleration prompted two 0.50% fed funds rate cuts by the Fed in January to prevent a slowdown from turning into a recession.

Signs of economic weakness continued to mount, however, including a relentless procession of profit warnings from companies in a diverse range of industries. On March 20, the Fed reduced the fed funds rate an additional 0.50% and suggested that more easing could soon be on the way. The central bank stated in its accompanying press release that it "will need to monitor events closely" as "the economic situation could be evolving rapidly." Consumer confidence revived late in the quarter as employment levels remained relatively high. Even so, pessimists who thought the Fed should have acted more aggressively at its March meeting could point to retrenchment in business investment as a sign that the economy would continue to weaken.

We are pleased to announce the addition of the European Convertible Fund, which began operations in November 2000. In addition, the Investment Grade Corporate Bond and California Municipal Bond Funds were launched in April and May 2000, respectively, in an effort to further compliment our product offering and broaden the range of investment options available to investors.

On the following pages you will find commentary from PIMCO's Bill Gross and Paul McCulley, plus specific details as to each Fund's portfolio and total return investment performance including a discussion of those factors that affected investment performance.

We appreciate the trust you have placed in us through your investments, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board

April 30, 2001

                                          3.31.01 | PIMCO Funds Annual Report  1

Economic Outlook

The Big Picture
From PIMCO's Bill Gross and Paul McCulley

Widely regarded as America's most influential authority on the bond market, Bill Gross is the portfolio manager of PIMCO Total Return Fund - the country's largest bond fund.* Paul McCulley is an economist, monetary policy specialist, and a managing director of PIMCO. We recently spoke with them about the economy and the financial markets.

Q:   What's been happening with the economy recently?

BG: On a cyclical basis, we're seeing a classic inventory correction and the resulting contraction in the manufacturing and technology sectors. There are also several long-term excesses unraveling simultaneously, in particular the deflating bubbles of consumer spending, investment and borrowing. They were self-reinforcing on the way up, and they're now a vicious cycle on the way down. Combine that with the dramatic rise in layoffs and surging unemployment claims, and the result is falling consumer confidence levels. And in a consumption-driven economy like ours, consumer confidence is vital.

Q:   Do you see the economy rebounding anytime soon?

PM: I think we'll be mired in a recession until late in the year. Things will start to turn around once the current inventory correction runs its course, but a big bounce for the economy after that is unlikely due to restrained consumption. It looks more like we'll have a recovery with GDP growth of perhaps 2 or 3%.

Q:   Why won't consumer spending snap back?

BG: Right now, consumer confidence is on the decline and real personal wealth in the U.S. has plunged along with equity market prices. We're also looking at a negative personal savings rate, stimulated by years of excess consumption beyond the average consumer's means. This combination makes it likely that debt-laden and increasingly anxious consumers will start saving again - reliquifying, if you will - in turn holding back the rate of consumption and the economy relative to the last several years.

Q:   How is the Fed likely to respond?

PM: The Fed has already made several interest rate cuts since the beginning of the year, and we believe it will continue to ease aggressively. We think the Fed funds target rate needs to fall to at least 4%, but the longer the Fed waits to get to that target, the less effective the cuts will be and the deeper they'll have to go. In our view it is imperative for the Fed to reverse the downward trend in confidence at both the business and consumer levels. This would encourage risk capital to return to the financial markets.

Q:   Is monetary policy alone going to bring a recovery?

PM: Slashing interest rates, which fosters new debt creation, certainly can help. But I don't believe that Fed easing alone will be enough to generate a healthy recovery. We also need new fiscal policy in the form of an aggressive tax cut to transfer the government's surplus back into the private sector. Tax cuts put money in consumers' pockets and should alleviate some of the pressure they're feeling today. I also think the tax cut we need now should be aimed at the "average" American wage earner. It should be retroactive, and the bulk of it should go into effect in the near term.

Q:   What's going on overseas?

PM: We expect global growth to continue to decelerate. The slowdown in Europe will be less severe than in the U.S., since consumer confidence should hold up and real incomes will get a boost from tax reductions. Inflation is contained, which gives the European Central Bank room to ease. We remain fairly negative on Japan. Its economy should continue to weaken. Consumer confidence remains low despite huge fiscal stimulus packages that have swelled public debt, while still more public spending will be needed to support Japan's ailing banks. Meanwhile, the government is taking a "go-slow" approach to fixing the banking system, which isn't helping matters.

2  PIMCO Funds Annual Report | 3.31.01

Since the personal savings rate in the U.S. is so low, it means the economy isn't likely to get a boost from consumers anytime soon

Personal Savings as a percentage of disposable income.

                                    [GRAPH]

               PIMCO Funds: Pacific Investment Management Series
                      Annual Report dated March 31, 2001

The line graph inserted at the top of page 3 in the section "Economic Outlook" is entitled "Personal Savings as a percentage of disposable income" and illustrates the fact that personal savings are declining. The graph shows one line representing the 3-month moving average (%) of personal savings over the period from mid-1987 through mid-2000.

                                                           Source: Goldman Sachs

Q:   Where do you see value in the bond market today?

BG: We'll continue to focus on higher-quality, longer duration investments. Most of our higher-quality exposure will come from mortgage-backed securities, as the Treasury market has fully priced in the effects of further Fed easing. Where possible, we intend to keep duration above-benchmark as current monetary policy effectively caps long-term interest rates. While we remain defensive in high yield, we may look to take advantage of select opportunities in the corporate sector as signs of a recovery emerge. In the current environment, core European bonds offer compelling value because the yields offered don't fully price in the anticipated slowdown in the region. Yields on the short-end are particularly attractive because of anticipated easing by the European Central Bank. Although our long position on the Euro has not been positive, we think it will gain in value given the current weakness in the U.S.

Q: Finally, Bill, what about the long-term prospects for the financial markets?

BG: I think we're at an important juncture in the economy that's pointing toward lower corporate profits and a swing back to long-run historical return averages for the financial markets over the next several years. That means something along the lines of 6-7% returns for bonds and 8-9% for stocks. In terms of structural influences on the economy, "New Age" technology and globalization trends have accelerated competition - a positive development for the consumer due to lower inflation but a negative one for U.S. corporate profit margins. You also have to consider the reverse-wealth effect I alluded to earlier. Greater savings mean less overall consumption and less economic activity, so the days of 5-6% GDP growth are likely to turn into 2-3% this decade, which will keep the financial markets from growing at the pace we've seen over the past several years. There's also a demographic shift underway, with the boomer generation beginning to move out of stocks and into fixed income. This marginal decline in demand won't help equity prices and, with relatively low interest rates holding sway, total returns for fixed income are also limited. In short, we're entering an era of diminished expectations, and investors would be wise to plan for their long-term financial needs with this reality in mind.

     Each month, Bill Gross and Paul McCulley offer their insights on the economy and the markets. Be sure to check out their newsletters, Investment Outlook and Fed Focus, online at www.pimco.com.

* Source: net assets by Simfund


Past performance is no guarantee of future results. The views of Mr. Gross and Mr. McCulley are not indicative of the past or future performance of any PIMCO Funds. The chart is not indicative of the past or future performance of any PIMCO Fund. There is no guarantee that these or any other investment techniques will be effective under all market conditions. Please see the prospectus for more complete information on the PIMCO Total Return Fund.

                                          3.31.01 | PIMCO Funds Annual Report  3

PIMCO Total Return Fund

FUND CHARACTERISTICS

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily intermediate maturity fixed income securities

Duration:
5.6 years

Total Net Assets:
$42.5 billion

Sector Breakdown:*

                                    [GRAPH]

                    Mortgage-Backed Securities       50.8%
                    Corporate Bonds & Notes          23.1%
                    U.S. Treasury Obligations         8.9%
                    Short-Term Instruments            7.7%
                    Other                             9.5%

Quality Breakdown:*

                                    [GRAPH]

                                 AAA     73.5%
                                  AA      4.1%
                                   A     14.3%
                                 BBB      6.9%
                                  BB      1.2%

*% of Total Investments as of March 31, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                                                       Lipper Intermediate
                   Inst'l Class         Admin. Class            Lehman Brothers        Investment Grade
                   (Incep. 5/11/1987)   (Incep. 9/07/1994)      Aggregate Bond Index   Debt Fund Average
-----------------------------------------------------------------------------------------------------------
1 Year                  12.80%                 12.52%                 12.53%                11.21%
3 Years*                 7.49%                  7.22%                  6.88%                 5.86%
5 Years*                 8.32%                  8.05%                  7.48%                 6.61%
10 Years*                9.12%                    --                   7.98%                 7.57%
Since Inception*         9.31%                  8.38%                    --                    --

* Annualized


CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                               TOTAL RETURN FUND

                               Total Return               Lehman Brothers
  MONTH                        Fund                       Aggregate Bond Index
--------------------------------------------------------------------------------
05/31/1987                      5,000,000                  5,000,000
06/30/1987                      5,063,956                  5,068,813
07/31/1987                      5,051,390                  5,064,918
08/31/1987                      5,039,534                  5,037,815
09/30/1987                      4,913,547                  4,930,538
10/31/1987                      5,070,060                  5,106,141
11/30/1987                      5,107,024                  5,147,040
12/31/1987                      5,153,726                  5,217,151
01/31/1988                      5,364,621                  5,400,545
02/29/1988                      5,425,978                  5,464,652
03/31/1988                      5,377,483                  5,413,367
04/30/1988                      5,349,895                  5,384,153
05/31/1988                      5,323,746                  5,347,962
06/30/1988                      5,451,097                  5,476,986
07/31/1988                      5,444,079                  5,448,260
08/31/1988                      5,470,463                  5,462,542
09/30/1988                      5,574,381                  5,586,211
10/31/1988                      5,662,479                  5,691,379
11/30/1988                      5,612,027                  5,622,241
12/31/1988                      5,637,131                  5,628,571
01/31/1989                      5,706,918                  5,709,556
02/28/1989                      5,670,892                  5,668,171
03/31/1989                      5,697,790                  5,692,677
04/30/1989                      5,825,551                  5,811,802
05/31/1989                      5,967,305                  5,964,522
06/30/1989                      6,168,244                  6,146,131
07/31/1989                      6,298,843                  6,276,779
08/31/1989                      6,190,418                  6,183,783
09/30/1989                      6,221,536                  6,215,431
10/31/1989                      6,371,017                  6,368,476
11/30/1989                      6,426,949                  6,429,174
12/31/1989                      6,440,083                  6,446,378
01/31/1990                      6,332,594                  6,369,774
02/28/1990                      6,349,652                  6,390,386
03/31/1990                      6,344,778                  6,395,092
04/30/1990                      6,255,058                  6,336,504
05/31/1990                      6,460,283                  6,524,117
06/30/1990                      6,569,705                  6,628,798
07/31/1990                      6,676,661                  6,720,495
08/31/1990                      6,571,662                  6,630,745
09/30/1990                      6,578,458                  6,685,601
10/31/1990                      6,669,789                  6,770,482
11/30/1990                      6,838,024                  6,916,223
12/31/1990                      6,958,354                  7,023,987
01/31/1991                      7,027,903                  7,110,815
02/28/1991                      7,126,178                  7,171,514
03/31/1991                      7,216,808                  7,220,852
04/30/1991                      7,335,070                  7,299,078
05/31/1991                      7,390,178                  7,341,762
06/30/1991                      7,401,768                  7,338,029
07/31/1991                      7,508,521                  7,439,788
08/31/1991                      7,712,232                  7,600,786
09/30/1991                      7,894,694                  7,754,804
10/31/1991                      7,975,769                  7,841,145
11/30/1991                      8,045,044                  7,913,042
12/31/1991                      8,319,147                  8,148,046
01/31/1992                      8,251,437                  8,037,198
02/29/1992                      8,323,957                  8,089,457
03/31/1992                      8,292,135                  8,043,852
04/30/1992                      8,335,850                  8,101,954
05/31/1992                      8,508,487                  8,254,836
06/30/1992                      8,616,472                  8,368,443
07/31/1992                      8,827,524                  8,539,178
08/31/1992                      8,902,987                  8,625,682
09/30/1992                      9,043,980                  8,727,928
10/31/1992                      8,965,037                  8,612,211
11/30/1992                      8,972,362                  8,614,159
12/31/1992                      9,129,278                  8,751,136
01/31/1993                      9,297,750                  8,918,950
02/28/1993                      9,504,901                  9,075,078
03/31/1993                      9,560,206                  9,112,893
04/30/1993                      9,643,848                  9,176,350
05/31/1993                      9,666,306                  9,188,036
06/30/1993                      9,876,645                  9,354,551
07/31/1993                      9,937,133                  9,407,459
08/31/1993                     10,163,538                  9,572,351
09/30/1993                     10,204,890                  9,598,643
10/31/1993                     10,277,472                  9,634,511
11/30/1993                     10,187,745                  9,552,551
12/31/1993                     10,271,501                  9,604,324
01/31/1994                     10,396,445                  9,733,998
02/28/1994                     10,210,928                  9,564,886
03/31/1994                      9,995,399                  9,329,070
04/30/1994                      9,896,929                  9,254,577
05/31/1994                      9,850,224                  9,253,278
06/30/1994                      9,814,015                  9,232,829
07/31/1994                     10,015,509                  9,416,223
08/31/1994                     10,044,623                  9,427,908
09/30/1994                      9,917,753                  9,289,146
10/31/1994                      9,906,083                  9,280,869
11/30/1994                      9,907,443                  9,260,257
12/31/1994                      9,904,417                  9,324,202
01/31/1995                     10,082,267                  9,508,731
02/28/1995                     10,319,048                  9,734,809
03/31/1995                     10,417,456                  9,794,534
04/30/1995                     10,600,658                  9,931,349
05/31/1995                     10,936,213                 10,315,665
06/30/1995                     10,929,713                 10,391,294
07/31/1995                     10,936,311                 10,368,086
08/31/1995                     11,105,123                 10,493,216
09/30/1995                     11,244,355                 10,595,300
10/31/1995                     11,415,091                 10,733,089
11/30/1995                     11,662,396                 10,893,924
12/31/1995                     11,863,138                 11,046,806
01/31/1996                     11,960,385                 11,120,164
02/29/1996                     11,668,778                 10,926,870
03/31/1996                     11,578,391                 10,850,915
04/30/1996                     11,530,294                 10,789,892
05/31/1996                     11,499,480                 10,767,982
06/30/1996                     11,683,873                 10,912,588
07/31/1996                     11,714,500                 10,942,450
08/31/1996                     11,704,501                 10,924,111
09/30/1996                     11,973,193                 11,114,483
10/31/1996                     12,284,300                 11,360,686
11/30/1996                     12,575,406                 11,555,278
12/31/1996                     12,419,446                 11,447,838
01/31/1997                     12,465,678                 11,482,894
02/28/1997                     12,494,013                 11,511,458
03/31/1997                     12,342,925                 11,383,894
04/30/1997                     12,565,728                 11,554,304
05/31/1997                     12,694,757                 11,663,529
06/30/1997                     12,843,894                 11,801,967
07/31/1997                     13,203,071                 12,120,229
08/31/1997                     13,089,168                 12,016,846
09/30/1997                     13,301,627                 12,194,073
10/31/1997                     13,461,510                 12,370,975
11/30/1997                     13,523,400                 12,427,941
12/31/1997                     13,681,812                 12,553,071
01/31/1998                     13,893,968                 12,714,230
02/28/1998                     13,855,371                 12,704,087
03/31/1998                     13,902,211                 12,748,312
04/30/1998                     13,957,191                 12,814,853
05/31/1998                     14,119,833                 12,936,413
06/30/1998                     14,257,594                 13,046,124
07/31/1998                     14,305,551                 13,073,877
08/31/1998                     14,533,176                 13,286,646
09/30/1998                     14,969,015                 13,597,767
10/31/1998                     14,869,808                 13,525,870
11/30/1998                     14,925,950                 13,602,636
12/31/1998                     15,018,914                 13,643,534
01/31/1999                     15,109,171                 13,740,911
02/28/1999                     14,831,091                 13,501,039
03/31/1999                     14,958,503                 13,575,857
04/30/1999                     15,032,946                 13,618,865
05/31/1999                     14,870,656                 13,499,578
06/30/1999                     14,846,270                 13,456,570
07/31/1999                     14,790,750                 13,399,279
08/31/1999                     14,803,007                 13,392,596
09/30/1999                     14,968,364                 13,547,942
10/31/1999                     15,018,938                 13,597,929
11/30/1999                     15,055,090                 13,596,955
12/31/1999                     14,976,517                 13,531,388
01/31/2000                     14,900,278                 13,487,081
02/29/2000                     15,083,651                 13,650,188
03/31/2000                     15,307,078                 13,830,012
04/30/2000                     15,264,806                 13,790,412
05/31/2000                     15,262,467                 13,784,082
06/30/2000                     15,586,098                 14,070,858
07/31/2000                     15,729,678                 14,198,585
08/31/2000                     15,977,572                 14,404,375
09/30/2000                     16,034,043                 14,494,936
10/31/2000                     16,135,944                 14,590,853
11/30/2000                     16,451,556                 14,829,427
12/31/2000                     16,786,703                 15,104,518
01/31/2001                     17,032,309                 15,351,532
02/28/2001                     17,196,785                 15,485,264
03/31/2001                     17,266,189                 15,563,003

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1987, the first full month following the Fund's Institutional Class inception on 5/11/1987, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/07/1994. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 .    The Total Return Fund's Institutional Class shares outperformed the Lehman
     Brothers Aggregate Bond Index for the one-year period ended March 31, 2001, returning 12.80% versus 12.53% for the Index.

 .    The Fund's duration was moved above that of the Index in the second half of
     2000, which had a positive impact on returns as intermediate rates fell. However, an emphasis on longer term maturities detracted from returns as intermediate maturities outperformed.

 .    An overweight in mortgages added to returns due to relatively high yields and low market volatility in 2000 but was negative in the first quarter of 2001 amid concern about prepayment risk.

 .    An underweight in investment grade corporates helped returns in 2000 on concern about credit quality in this sector in a slowing economy. However, this position was negative in the first quarter of 2001 as corporates recovered. A small high yield allocation was negative in 2000 but added to returns in the first quarter of 2001 when the sector rallied after Fed easing.

 .    Within the international sector, emerging market bonds helped returns as yield premiums cushioned concerns about a global slowdown. Positions based on an expected rise in the euro were negative as the euro lost ground relative to the dollar.

4 PIMCO Funds Annual Report | 3.31.01

PIMCO Total Return Fund II

FUND CHARACTERISTICS

Objective:
Maximum total return, consistent with
preservation of capital and prudent
investment management

Portfolio:
Primarily intermediate maturity fixed
income securities with quality and non-U.S.
issuer restrictions

Duration:
5.7 years

Total Net Assets:
$1.7 billion

Sector Breakdown:*

                                    [GRAPH]

                      Mortgage-Backed Securities   51.3%
                      Corporate Bonds & Notes      25.1%
                      U.S. Treasury Obligations    10.5%
                      Short-Term Instruments        7.0%
                      Other                         6.1%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       72.5%
                                 AA        6.4%
                                  A       17.4%
                                BBB        3.7%

*% of Total Investments as of March 31, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                                                         Lipper Intermediate
                 Inst'l Class            Admin. Class             Lehman Brothers        Investment Grade
                 (Incep. 12/30/1991)     (Incep. 11/30/1994)      Aggregate Bond Index   Debt Fund Average
---------------------------------------------------------------------------------------------------------------
1 Year                  13.02%                 12.74%                    12.53%                11.21%
3 Years*                 7.21%                  6.94%                     6.88%                 5.86%
5 Years*                 7.93%                  7.66%                     7.48%                 6.61%
Since Inception *        7.88%                  8.58%                       --                    --

* Annualized


CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                             TOTAL RETURN FUND II

                             Total Return                 Lehman Brothers
   MONTH                     Fund II                      Aggregate Bond Index
--------------------------------------------------------------------------------
12/31/1991                    5,000,000                   5,000,000
01/31/1992                    4,929,716                   4,931,979
02/29/1992                    4,951,937                   4,964,047
03/31/1992                    4,937,873                   4,936,062
04/30/1992                    4,963,257                   4,971,716
05/31/1992                    5,075,312                   5,065,531
06/30/1992                    5,149,979                   5,135,245
07/31/1992                    5,309,040                   5,240,016
08/31/1992                    5,355,136                   5,293,098
09/30/1992                    5,437,041                   5,355,841
10/31/1992                    5,367,337                   5,284,832
11/30/1992                    5,383,727                   5,286,027
12/31/1992                    5,471,600                   5,370,083
01/31/1993                    5,579,371                   5,473,060
02/28/1993                    5,705,377                   5,568,868
03/31/1993                    5,719,997                   5,592,073
04/30/1993                    5,793,075                   5,631,013
05/31/1993                    5,790,801                   5,638,183
06/30/1993                    5,920,354                   5,740,365
07/31/1993                    5,952,711                   5,772,831
08/31/1993                    6,070,915                   5,874,017
09/30/1993                    6,093,002                   5,890,150
10/31/1993                    6,109,820                   5,912,160
11/30/1993                    6,049,436                   5,861,866
12/31/1993                    6,067,802                   5,893,636
01/31/1994                    6,149,761                   5,973,210
02/28/1994                    6,050,676                   5,869,435
03/31/1994                    5,910,178                   5,724,729
04/30/1994                    5,870,870                   5,679,016
05/31/1994                    5,858,460                   5,678,219
06/30/1994                    5,845,104                   5,665,671
07/31/1994                    5,977,463                   5,778,209
08/31/1994                    5,984,657                   5,785,380
09/30/1994                    5,896,835                   5,700,229
10/31/1994                    5,889,838                   5,695,150
11/30/1994                    5,888,896                   5,682,502
12/31/1994                    5,933,421                   5,721,741
01/31/1995                    6,043,232                   5,834,977
02/28/1995                    6,182,752                   5,973,708
03/31/1995                    6,223,522                   6,010,358
04/30/1995                    6,299,808                   6,094,313
05/31/1995                    6,523,923                   6,330,146
06/30/1995                    6,551,569                   6,376,556
07/31/1995                    6,507,691                   6,362,315
08/31/1995                    6,628,805                   6,439,100
09/30/1995                    6,717,353                   6,501,743
10/31/1995                    6,829,613                   6,586,296
11/30/1995                    6,952,671                   6,684,992
12/31/1995                    7,059,284                   6,778,807
01/31/1996                    7,096,875                   6,823,822
02/29/1996                    6,956,380                   6,705,209
03/31/1996                    6,882,877                   6,658,600
04/30/1996                    6,829,282                   6,621,153
05/31/1996                    6,805,776                   6,607,708
06/30/1996                    6,917,299                   6,696,445
07/31/1996                    6,933,266                   6,714,769
08/31/1996                    6,916,233                   6,703,516
09/30/1996                    7,079,837                   6,820,337
10/31/1996                    7,268,469                   6,971,417
11/30/1996                    7,416,019                   7,090,828
12/31/1996                    7,331,446                   7,024,898
01/31/1997                    7,372,632                   7,046,410
02/28/1997                    7,387,727                   7,063,938
03/31/1997                    7,305,831                   6,985,659
04/30/1997                    7,418,069                   7,090,230
05/31/1997                    7,488,383                   7,157,255
06/30/1997                    7,571,276                   7,242,207
07/31/1997                    7,808,619                   7,437,506
08/31/1997                    7,730,081                   7,374,066
09/30/1997                    7,837,156                   7,482,820
10/31/1997                    7,950,092                   7,591,375
11/30/1997                    7,972,129                   7,626,332
12/31/1997                    8,063,867                   7,703,117
01/31/1998                    8,181,882                   7,802,012
02/28/1998                    8,157,419                   7,795,787
03/31/1998                    8,181,806                   7,822,926
04/30/1998                    8,222,040                   7,863,759
05/31/1998                    8,310,019                   7,938,353
06/30/1998                    8,398,686                   8,005,677
07/31/1998                    8,417,371                   8,022,707
08/31/1998                    8,634,608                   8,153,272
09/30/1998                    8,863,669                   8,344,189
10/31/1998                    8,784,161                   8,300,070
11/30/1998                    8,790,237                   8,347,177
12/31/1998                    8,840,354                   8,372,274
01/31/1999                    8,895,775                   8,432,029
02/28/1999                    8,717,208                   8,284,832
03/31/1999                    8,791,829                   8,330,744
04/30/1999                    8,826,341                   8,357,136
05/31/1999                    8,716,487                   8,283,936
06/30/1999                    8,686,621                   8,257,544
07/31/1999                    8,640,505                   8,222,388
08/31/1999                    8,645,072                   8,218,287
09/30/1999                    8,749,143                   8,313,614
10/31/1999                    8,774,371                   8,344,288
11/30/1999                    8,789,718                   8,343,691
12/31/1999                    8,745,555                   8,303,456
01/31/2000                    8,714,587                   8,276,267
02/29/2000                    8,804,572                   8,376,357
03/31/2000                    8,919,699                   8,486,705
04/30/2000                    8,885,298                   8,462,404
05/31/2000                    8,910,528                   8,458,520
06/30/2000                    9,090,806                   8,634,499
07/31/2000                    9,163,246                   8,712,877
08/31/2000                    9,307,790                   8,839,159
09/30/2000                    9,348,802                   8,894,732
10/31/2000                    9,424,027                   8,953,590
11/30/2000                    9,600,448                   9,099,990
12/31/2000                    9,776,445                   9,268,798
01/31/2001                    9,910,018                   9,420,376
02/28/2001                   10,026,066                   9,502,440
03/31/2001                   10,081,188                   9,550,144

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1992, the first full month following the Fund's Institutional Class inception on 12/30/1991, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 11/30/1994.


PORTFOLIO INSIGHTS

 .    The Total Return Fund II Institutional Class shares outperformed the Lehman
     Brothers Aggregate Bond Index for the one-year period ended March 31, 2001, returning 13.02% versus 12.53% for the Index.

 .    The Fund's duration was moved above that of the Index in the second half of
     2000, which had a positive impact on returns as intermediate rates fell. However, an emphasis on longer maturities detracted from returns as intermediate maturities outperformed.

 .    An overweight in mortgages added to returns due to relatively high yields and low market volatility in 2000, but was negative in the first quarter of 2001 amid concern about prepayment risk.

 .    An underweight in investment grade corporates helped returns in 2000 on concern about credit quality in this sector in a slowing economy, but was negative in the first quarter of 2001 as corporates recovered.

                                         3.31.01 | PIMCO Funds Annual Report   5

PIMCO Total Return Fund III

FUND CHARACTERISTICS

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices

Duration:
5.5 years

Total Net Assets:
$880.0 million

Sector Breakdown:*

                                    [GRAPH]

                 Mortgage-Backed Securities              53.2%
                 Corporate Bonds & Notes                 20.4%
                 U.S. Treasury Obligations                8.8%
                 Other                                   17.6%

Quality Breakdown:*


                                    [GRAPH]

                                AAA       69.9%
                                 AA        4.0%
                                  A       16.2%
                                BBB        6.7%
                                 BB        3.2%

*% of Total Investments as of March 31, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                                                      Lipper Intermediate
                  Inst'l Class          Admin. Class           Lehman Brothers        Investment Grade
                  (Incep. 5/01/1991)    (Incep. 4/11/1997)     Aggregate Bond Index   Debt Fund Average
-----------------------------------------------------------------------------------------------------------
1 Year                  12.15%                11.83%                 12.53%                  11.21%
3 Years*                 6.78%                 6.50%                  6.88%                   5.86%
5 Years*                 7.92%                   --                   7.48%                   6.61%
Since Inception *        8.75%                 8.02%                    --                      --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                             TOTAL RETURN FUND III

                             Total Return                 Lehman Brothers
   MONTH                     Fund III                     Aggregate Bond Index
--------------------------------------------------------------------------------
04/30/1991                    5,000,000                   5,000,000
05/31/1991                    5,024,573                   5,029,239
06/30/1991                    5,011,360                   5,026,682
07/31/1991                    5,091,347                   5,096,389
08/31/1991                    5,231,902                   5,206,675
09/30/1991                    5,362,299                   5,312,180
10/31/1991                    5,419,024                   5,371,326
11/30/1991                    5,475,902                   5,420,576
12/31/1991                    5,687,512                   5,581,558
01/31/1992                    5,605,239                   5,505,625
02/29/1992                    5,649,578                   5,541,424
03/31/1992                    5,621,306                   5,510,184
04/30/1992                    5,643,874                   5,549,984
05/31/1992                    5,752,958                   5,654,712
06/30/1992                    5,844,833                   5,732,534
07/31/1992                    6,028,857                   5,849,491
08/31/1992                    6,069,916                   5,908,747
09/30/1992                    6,112,922                   5,978,788
10/31/1992                    6,061,053                   5,899,520
11/30/1992                    6,110,005                   5,900,854
12/31/1992                    6,200,947                   5,994,686
01/31/1993                    6,262,534                   6,109,641
02/28/1993                    6,404,215                   6,216,592
03/31/1993                    6,434,449                   6,242,496
04/30/1993                    6,497,518                   6,285,965
05/31/1993                    6,501,189                   6,293,970
06/30/1993                    6,644,496                   6,408,036
07/31/1993                    6,697,102                   6,444,279
08/31/1993                    6,880,114                   6,557,233
09/30/1993                    6,894,099                   6,575,243
10/31/1993                    6,957,037                   6,599,813
11/30/1993                    6,917,372                   6,543,670
12/31/1993                    6,984,685                   6,579,135
01/31/1994                    7,060,374                   6,667,964
02/28/1994                    6,937,795                   6,552,119
03/31/1994                    6,797,242                   6,390,581
04/30/1994                    6,731,751                   6,339,552
05/31/1994                    6,676,376                   6,338,662
06/30/1994                    6,681,328                   6,324,654
07/31/1994                    6,815,349                   6,450,282
08/31/1994                    6,830,651                   6,458,287
09/30/1994                    6,760,588                   6,363,232
10/31/1994                    6,777,181                   6,357,562
11/30/1994                    6,726,341                   6,343,443
12/31/1994                    6,745,188                   6,387,246
01/31/1995                    6,870,185                   6,513,652
02/28/1995                    7,076,265                   6,668,520
03/31/1995                    7,131,606                   6,709,432
04/30/1995                    7,251,354                   6,803,153
05/31/1995                    7,479,227                   7,066,416
06/30/1995                    7,468,982                   7,118,224
07/31/1995                    7,469,280                   7,102,326
08/31/1995                    7,577,254                   7,188,042
09/30/1995                    7,661,664                   7,257,971
10/31/1995                    7,778,032                   7,352,359
11/30/1995                    7,920,241                   7,462,534
12/31/1995                    8,042,735                   7,567,261
01/31/1996                    8,110,490                   7,617,512
02/29/1996                    7,917,045                   7,485,103
03/31/1996                    7,848,991                   7,433,072
04/30/1996                    7,813,232                   7,391,271
05/31/1996                    7,795,663                   7,376,262
06/30/1996                    7,938,312                   7,475,319
07/31/1996                    7,953,817                   7,495,775
08/31/1996                    7,937,131                   7,483,213
09/30/1996                    8,134,267                   7,613,621
10/31/1996                    8,353,533                   7,782,274
11/30/1996                    8,530,260                   7,915,573
12/31/1996                    8,415,107                   7,841,975
01/31/1997                    8,452,273                   7,865,989
02/28/1997                    8,465,767                   7,885,556
03/31/1997                    8,379,284                   7,798,172
04/30/1997                    8,523,528                   7,914,906
05/31/1997                    8,625,020                   7,989,727
06/30/1997                    8,714,471                   8,084,560
07/31/1997                    8,945,988                   8,302,575
08/31/1997                    8,888,809                   8,231,756
09/30/1997                    9,006,608                   8,353,160
10/31/1997                    9,140,798                   8,474,341
11/30/1997                    9,172,684                   8,513,363
12/31/1997                    9,274,215                   8,599,079
01/31/1998                    9,418,706                   8,709,477
02/28/1998                    9,404,616                   8,702,528
03/31/1998                    9,436,938                   8,732,823
04/30/1998                    9,472,905                   8,778,405
05/31/1998                    9,559,386                   8,861,676
06/30/1998                    9,655,888                   8,936,830
07/31/1998                    9,697,309                   8,955,841
08/31/1998                    9,843,713                   9,101,592
09/30/1998                   10,148,628                   9,314,715
10/31/1998                   10,097,948                   9,265,464
11/30/1998                   10,154,614                   9,318,050
12/31/1998                   10,237,306                   9,346,067
01/31/1999                   10,291,019                   9,412,772
02/28/1999                   10,083,482                   9,248,455
03/31/1999                   10,210,751                   9,299,706
04/30/1999                   10,264,484                   9,329,168
05/31/1999                   10,112,792                   9,247,454
06/30/1999                   10,098,298                   9,217,993
07/31/1999                   10,060,554                   9,178,748
08/31/1999                   10,064,068                   9,174,170
09/30/1999                   10,149,144                   9,280,584
10/31/1999                   10,190,083                   9,314,826
11/30/1999                   10,208,038                   9,314,159
12/31/1999                   10,139,938                   9,269,244
01/31/2000                    9,971,148                   9,238,894
02/29/2000                   10,081,292                   9,350,625
03/31/2000                   10,244,449                   9,473,807
04/30/2000                   10,191,835                   9,446,680
05/31/2000                   10,178,995                   9,442,344
06/30/2000                   10,404,668                   9,638,791
07/31/2000                   10,480,599                   9,726,286
08/31/2000                   10,659,083                   9,867,257
09/30/2000                   10,682,050                   9,929,292
10/31/2000                   10,727,050                   9,994,997
11/30/2000                   10,921,300                  10,158,425
12/31/2000                   11,164,751                  10,346,867
01/31/2001                   11,321,486                  10,516,076
02/28/2001                   11,425,133                  10,607,684
03/31/2001                   11,489,223                  10,660,937

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 5/01/1991, the Fund's Institutional Class inception date, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 4/11/1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 .    The Total Return Fund III Institutional Class shares underperformed the
     Lehman Brothers Aggregate Bond Index for the one-year period ended March 31, 2001, returning 12.15% versus 12.53% for the Index.

 .    The Fund's duration was moved above that of the Index in the second half of
     2000, which had a positive impact on returns as intermediate rates fell. However, an emphasis on longer maturities detracted from returns as intermediate maturities outperformed.

 .    An overweight in mortgages added to returns due to relatively high yields and low market volatility in 2000, but was negative in the first quarter of 2001 amid concern about prepayment risk.

 .    An underweight in investment grade corporates helped returns in 2000 on concern about credit quality in this sector in a slowing economy, but was negative in the first quarter of 2001 as corporates recovered. A small high yield allocation was negative in 2000 but added to returns in the first quarter of 2001 when the sector rallied after Fed easing.

 .    Within the international sector, emerging market bonds helped returns as yield premiums cushioned concerns about a global slowdown. Positions based on an expected rise in the euro were negative as the euro lost ground relative to the dollar.

6 PIMCO Funds Annual Report | 3.31.01

PIMCO Moderate Duration Fund

  FUND CHARACTERISTICS

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily short and intermediate maturity fixed income securities

Duration:
4.1 years

Total Net Assets:
$576.9 million

Sector Breakdown:*

                                    [GRAPH]

                 Mortgage-Backed Securities              58.5%
                 Corporate Bonds & Notes                 13.8%
                 Foreign Currency-Denominated Issues      6.3%
                 Asset-Backed Securities                  5.6%
                 Other                                   15.8%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       83.8%
                                 AA        3.4%
                                  A        5.3%
                                BBB        6.7%
                                 BB        0.8%

*% of Total Investments as of March 31, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                           Lehman Brothers            Lipper Short Intermediate
                  Inst'l Class             Intermediate Government/   Investment Grade
                  (Incep. 12/31/1996)      Corporate Bond Index       Debt Fund Average
-------------------------------------------------------------------------------------------------
1 Year                    12.09%                   12.17%                     9.94%
3 Years*                   6.80%                    6.85%                     5.87%
Since Inception*           7.02%                      --                        --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                            MODERATE DURATION FUND

                             Moderate                     Lehman Brothers
                             Duration                     Interm. Gov't/
   MONTH                     Fund                         Corporate Bond Index
-------------------------------------------------------------------------------
12/31/1996                   5,000,000                    5,000,000
01/31/1997                   5,018,573                    5,019,499
02/28/1997                   5,025,671                    5,029,037
03/31/1997                   4,987,552                    4,994,337
04/30/1997                   5,045,822                    5,053,270
05/31/1997                   5,078,973                    5,095,212
06/30/1997                   5,141,280                    5,141,578
07/31/1997                   5,240,626                    5,245,952
08/31/1997                   5,220,094                    5,219,722
09/30/1997                   5,282,529                    5,280,271
10/31/1997                   5,331,654                    5,338,882
11/30/1997                   5,354,915                    5,350,628
12/31/1997                   5,398,734                    5,393,432
01/31/1998                   5,454,128                    5,464,087
02/28/1998                   5,448,868                    5,459,715
03/31/1998                   5,476,199                    5,477,186
04/30/1998                   5,507,779                    5,504,572
05/31/1998                   5,547,118                    5,544,756
06/30/1998                   5,574,030                    5,580,242
07/31/1998                   5,603,136                    5,599,773
08/31/1998                   5,657,953                    5,687,689
09/30/1998                   5,812,116                    5,830,450
10/31/1998                   5,807,792                    5,824,620
11/30/1998                   5,807,850                    5,824,037
12/31/1998                   5,837,909                    5,847,334
01/31/1999                   5,869,063                    5,879,494
02/28/1999                   5,778,416                    5,793,065
03/31/1999                   5,842,985                    5,836,513
04/30/1999                   5,861,195                    5,854,606
05/31/1999                   5,823,540                    5,809,526
06/30/1999                   5,805,584                    5,813,592
07/31/1999                   5,800,346                    5,808,361
08/31/1999                   5,804,694                    5,813,007
09/30/1999                   5,858,013                    5,867,068
10/31/1999                   5,893,763                    5,882,322
11/30/1999                   5,912,009                    5,889,381
12/31/1999                   5,890,158                    5,869,946
01/31/2000                   5,826,274                    5,848,228
02/29/2000                   5,873,746                    5,896,183
03/31/2000                   5,951,786                    5,957,503
04/30/2000                   5,955,966                    5,943,800
05/31/2000                   5,995,504                    5,953,311
06/30/2000                   6,078,846                    6,058,088
07/31/2000                   6,123,436                    6,104,129
08/31/2000                   6,204,722                    6,176,158
09/30/2000                   6,265,532                    6,232,361
10/31/2000                   6,292,005                    6,261,030
11/30/2000                   6,379,265                    6,346,180
12/31/2000                   6,486,663                    6,462,950
01/31/2001                   6,588,529                    6,568,942
02/28/2001                   6,633,080                    6,631,347
03/31/2001                   6,671,537                    6,682,408

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 12/31/1996, the Fund's Institutional Class inception date, compared to the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 .    The Moderate Duration Fund Institutional Class shares underperformed the
     Lehman Brothers Intermediate Government/Corporate Bond Index for the one-year period ended March 31, 2001, returning 12.09% versus 12.17% for the Index.

 .    The Fund's duration was increased above that of the Index in the second half of 2000, which had a positive impact on returns as intermediate rates fell. However, an emphasis on longer maturities detracted from returns as intermediate maturities outperformed.

 .    An emphasis on mortgages added to returns due to relatively high yields and low market volatility in 2000, but was negative in the first quarter of 2001 amid concern about prepayment risk.

 .    An underweight in investment grade corporates helped returns in 2000 on concern about credit quality in this sector in a slowing economy, but was negative in the first quarter of 2001 as corporates recovered. A small high yield allocation was negative in 2000 but added to returns in the first quarter of 2001 when the sector rallied after Fed easing.

 .    Within the international sector, emerging market bonds helped returns as yield premiums cushioned concerns about a global slowdown. Positions based on an expected rise in the euro were negative as the euro lost ground relative to the dollar.

                                         3.31.01 | PIMCO Funds Annual Report   7

PIMCO Low Duration Fund

FUND CHARACTERISTICS

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily short maturity fixed income securities

Duration:
2.2 years

Total Net Assets:
$4.6 billion

Sector Breakdown:*

                                    [GRAPH]

                      Mortgage-Backed Securities   59.6%
                      Corporate Bonds & Notes      25.7%
                      Other                        14.7%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       69.4%
                                 AA        4.5%
                                  A       14.8%
                                BBB        9.7%
                                 BB        1.6%

*% of Total Investments as of March 31, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                                                      Lipper Short
                 Inst'l Class          Admin. Class             Merrill Lynch 1-3     Investment Grade
                 (Incep. 5/11/1987)    (Incep. 12/31/1994)      Year Treasury Index   Debt Fund Average
----------------------------------------------------------------------------------------------------------
1 Year                  9.44%                 9.17%                    9.60%                8.97%
3 Years*                6.42%                 6.16%                    6.44%                5.81%
5 Years*                7.04%                 6.78%                    6.43%                5.94%
10 Years*               7.35%                   --                     6.48%                6.29%
Since Inception*        7.88%                 7.26%                      --                   --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                               LOW DURATION FUND

                                                          Merrill Lynch
                             Low Duration                 1-3 Year Treasury
   MONTH                     Fund                         Index
--------------------------------------------------------------------------------
05/31/1987                    5,000,000                   5,000,000
06/30/1987                    5,046,628                   5,054,486
07/31/1987                    5,065,090                   5,079,247
08/31/1987                    5,064,335                   5,083,277
09/30/1987                    5,052,060                   5,063,694
10/31/1987                    5,133,989                   5,175,497
11/30/1987                    5,191,951                   5,206,753
12/31/1987                    5,222,390                   5,239,924
01/31/1988                    5,308,798                   5,323,917
02/29/1988                    5,347,411                   5,367,579
03/31/1988                    5,380,986                   5,378,053
04/30/1988                    5,403,325                   5,385,796
05/31/1988                    5,415,511                   5,378,103
06/30/1988                    5,466,198                   5,433,788
07/31/1988                    5,495,264                   5,437,868
08/31/1988                    5,517,425                   5,449,457
09/30/1988                    5,568,286                   5,512,752
10/31/1988                    5,619,832                   5,567,754
11/30/1988                    5,626,975                   5,552,801
12/31/1988                    5,652,043                   5,565,872
01/31/1989                    5,699,277                   5,609,584
02/28/1989                    5,708,130                   5,609,468
03/31/1989                    5,730,286                   5,635,162
04/30/1989                    5,798,151                   5,721,387
05/31/1989                    5,917,401                   5,806,895
06/30/1989                    6,046,639                   5,915,301
07/31/1989                    6,135,363                   6,002,808
08/31/1989                    6,107,180                   5,965,890
09/30/1989                    6,137,963                   6,001,276
10/31/1989                    6,219,093                   6,091,880
11/30/1989                    6,275,483                   6,149,263
12/31/1989                    6,307,554                   6,173,858
01/31/1990                    6,303,536                   6,178,987
02/28/1990                    6,346,767                   6,207,779
03/31/1990                    6,381,164                   6,228,694
04/30/1990                    6,377,250                   6,240,900
05/31/1990                    6,484,898                   6,336,383
06/30/1990                    6,554,775                   6,403,041
07/31/1990                    6,626,735                   6,482,955
08/31/1990                    6,639,802                   6,502,338
09/30/1990                    6,676,368                   6,555,691
10/31/1990                    6,724,978                   6,627,712
11/30/1990                    6,805,177                   6,692,922
12/31/1990                    6,878,682                   6,774,101
01/31/1991                    6,942,193                   6,836,151
02/28/1991                    6,997,644                   6,876,758
03/31/1991                    7,057,271                   6,923,107
04/30/1991                    7,143,402                   6,988,670
05/31/1991                    7,199,368                   7,030,881
06/30/1991                    7,245,425                   7,059,426
07/31/1991                    7,325,646                   7,120,914
08/31/1991                    7,430,571                   7,218,612
09/30/1991                    7,527,775                   7,296,718
10/31/1991                    7,593,269                   7,375,086
11/30/1991                    7,675,305                   7,451,712
12/31/1991                    7,804,629                   7,565,276
01/31/1992                    7,811,724                   7,553,701
02/29/1992                    7,850,357                   7,579,762
03/31/1992                    7,854,905                   7,577,109
04/30/1992                    7,910,379                   7,646,439
05/31/1992                    7,990,995                   7,716,175
06/30/1992                    8,065,552                   7,794,942
07/31/1992                    8,172,756                   7,882,416
08/31/1992                    8,227,543                   7,951,624
09/30/1992                    8,309,644                   8,027,323
10/31/1992                    8,312,516                   7,979,320
11/30/1992                    8,317,418                   7,966,313
12/31/1992                    8,404,634                   8,041,993
01/31/1993                    8,484,134                   8,125,469
02/28/1993                    8,584,735                   8,194,941
03/31/1993                    8,633,491                   8,219,527
04/30/1993                    8,674,838                   8,270,487
05/31/1993                    8,685,036                   8,247,329
06/30/1993                    8,771,815                   8,308,113
07/31/1993                    8,802,074                   8,327,387
08/31/1993                    8,888,391                   8,400,002
09/30/1993                    8,922,962                   8,427,302
10/31/1993                    8,984,843                   8,443,819
11/30/1993                    8,993,553                   8,445,931
12/31/1993                    9,056,846                   8,477,097
01/31/1994                    9,106,228                   8,531,519
02/28/1994                    9,066,980                   8,477,003
03/31/1994                    9,027,600                   8,434,789
04/30/1994                    8,998,069                   8,404,930
05/31/1994                    8,988,338                   8,416,864
06/30/1994                    9,007,246                   8,441,778
07/31/1994                    9,091,298                   8,514,377
08/31/1994                    9,129,999                   8,544,348
09/30/1994                    9,116,482                   8,524,952
10/31/1994                    9,115,926                   8,544,133
11/30/1994                    9,118,176                   8,506,026
12/31/1994                    9,113,801                   8,525,250
01/31/1995                    9,198,589                   8,643,921
02/28/1995                    9,314,539                   8,762,689
03/31/1995                    9,352,866                   8,811,585
04/30/1995                    9,470,326                   8,890,096
05/31/1995                    9,642,739                   9,045,405
06/30/1995                    9,692,391                   9,094,070
07/31/1995                    9,696,402                   9,131,718
08/31/1995                    9,802,372                   9,186,053
09/30/1995                    9,890,345                   9,230,697
10/31/1995                    9,964,908                   9,308,604
11/30/1995                   10,081,178                   9,390,892
12/31/1995                   10,201,089                   9,463,014
01/31/1996                   10,276,453                   9,543,450
02/29/1996                   10,210,333                   9,503,081
03/31/1996                   10,206,317                   9,494,623
04/30/1996                   10,210,668                   9,502,599
05/31/1996                   10,220,903                   9,522,079
06/30/1996                   10,324,796                   9,590,448
07/31/1996                   10,360,157                   9,628,235
08/31/1996                   10,411,622                   9,661,259
09/30/1996                   10,559,003                   9,748,888
10/31/1996                   10,711,509                   9,858,660
11/30/1996                   10,856,335                   9,934,177
12/31/1996                   10,827,172                   9,934,177
01/31/1997                   10,917,928                   9,980,768
02/28/1997                   10,962,362                  10,003,723
03/31/1997                   10,918,161                   9,999,822
04/30/1997                   11,051,403                  10,081,520
05/31/1997                   11,144,606                  10,150,277
06/30/1997                   11,232,679                  10,220,213
07/31/1997                   11,414,133                  10,332,533
08/31/1997                   11,408,378                  10,342,038
09/30/1997                   11,508,994                  10,420,534
10/31/1997                   11,594,791                  10,497,958
11/30/1997                   11,628,837                  10,523,470
12/31/1997                   11,718,950                  10,595,345
01/31/1998                   11,808,398                  10,698,225
02/28/1998                   11,849,111                  10,707,426
03/31/1998                   11,900,389                  10,751,006
04/30/1998                   11,965,788                  10,801,320
05/31/1998                   12,042,787                  10,858,892
06/30/1998                   12,072,222                  10,915,357
07/31/1998                   12,130,281                  10,966,441
08/31/1998                   12,177,935                  11,104,289
09/30/1998                   12,426,371                  11,251,422
10/31/1998                   12,407,993                  11,306,666
11/30/1998                   12,480,576                  11,296,829
12/31/1998                   12,558,314                  11,336,708
01/31/1999                   12,614,507                  11,381,600
02/28/1999                   12,548,547                  11,326,059
03/31/1999                   12,656,332                  11,404,775
04/30/1999                   12,723,248                  11,441,498
05/31/1999                   12,683,445                  11,434,174
06/30/1999                   12,690,305                  11,469,850
07/31/1999                   12,692,072                  11,506,210
08/31/1999                   12,701,307                  11,539,462
09/30/1999                   12,796,976                  11,614,468
10/31/1999                   12,850,766                  11,645,363
11/30/1999                   12,906,395                  11,667,372
12/31/1999                   12,931,228                  11,684,058
01/31/2000                   12,915,977                  11,679,735
02/29/2000                   13,009,930                  11,757,522
03/31/2000                   13,106,258                  11,830,418
04/30/2000                   13,135,290                  11,861,176
05/31/2000                   13,175,787                  11,909,925
06/30/2000                   13,335,487                  12,033,551
07/31/2000                   13,416,218                  12,109,603
08/31/2000                   13,566,278                  12,198,850
09/30/2000                   13,635,215                  12,286,438
10/31/2000                   13,636,576                  12,352,416
11/30/2000                   13,743,722                  12,469,270
12/31/2000                   13,926,801                  12,618,029
01/31/2001                   14,154,253                  12,776,132
02/28/2001                   14,225,101                  12,859,176
03/31/2001                   14,343,928                  12,966,423

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 6/01/1987, the first full month following the Fund's Institutional Class inception on 5/11/1987, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 12/31/1994. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 .    The Low Duration Fund Institutional Class shares returned 9.44% for the annual period ended March 31, 2001, underperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 9.60%.

 .    The Fund maintained an above-Index duration throughout the period, which added to returns as interest rates decreased approximately 1.75% on short- to intermediate-maturity instruments.

 .    Our broader-than-Index maturity distribution had a positive impact on performance as intermediate maturity rates fell the most.

 .    An allocation to mortgage-backed securities was positive for performance as higher yields offset heightened volatility.

 .    The Fund's investment-grade corporate holdings slightly detracted from performance as concerns about a slowing economy hurt this sector.

 .    Below-investment-grade holdings were negative as default rates increased and corporate profitability eroded.

 .    Limited holdings of U.S. dollar-denominated emerging markets bonds were neutral for performance.

8 PIMCO Funds Annual Report | 3.31.01

PIMCO Low Duration Fund II

FUND CHARACTERISTICS

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily short maturity fixed income securities with quality and non-U.S. issuer restrictions

Duration:
2.0 years

Total Net Assets:
$636.6 million

Sector Breakdown:*

                                    [GRAPH]

                       Mortgage-Backed Securities  72.2%
                       Corporate Bonds & Notes     17.7%
                       Other                       10.1%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       80.8%
                                 AA        4.2%
                                  A       15.0%

*% of Total Investments as of March 31, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                                                       Lipper Short
                 Inst'l Class             Admin. Class           Merrill Lynch 1-3     Investment Grade
                 (Incep. 11/01/1991)      (Incep. 2/02/1998)     Year Treasury Index   Debt Fund Average
-----------------------------------------------------------------------------------------------------------
1 Year                  9.74%                    9.50%                 9.60%                8.97%
3 Years*                6.27%                    6.01%                 6.44%                5.81%
5 Years*                6.68%                      --                  6.43%                5.94%
Since Inception*        6.45%                    5.90%                   --                   --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                             LOW DURATION FUND II

                                                          Merrill Lynch
                             Low Duration                 1-3 Year Treasury
   MONTH                     Fund II                      Index
--------------------------------------------------------------------------------
10/31/1991                   5,000,000                    5,000,000
11/30/1991                   5,070,496                    5,051,950
12/31/1991                   5,150,788                    5,128,941
01/31/1992                   5,126,506                    5,121,094
02/29/1992                   5,159,358                    5,138,762
03/31/1992                   5,157,326                    5,136,964
04/30/1992                   5,197,109                    5,183,966
05/31/1992                   5,240,589                    5,231,244
06/30/1992                   5,302,476                    5,284,645
07/31/1992                   5,355,736                    5,343,949
08/31/1992                   5,377,728                    5,390,869
09/30/1992                   5,426,036                    5,442,189
10/31/1992                   5,423,401                    5,409,645
11/30/1992                   5,417,545                    5,400,827
12/31/1992                   5,471,783                    5,452,135
01/31/1993                   5,544,427                    5,508,728
02/28/1993                   5,600,313                    5,555,828
03/31/1993                   5,619,040                    5,572,496
04/30/1993                   5,660,962                    5,607,045
05/31/1993                   5,649,149                    5,591,344
06/30/1993                   5,710,514                    5,632,553
07/31/1993                   5,724,808                    5,645,621
08/31/1993                   5,775,444                    5,694,851
09/30/1993                   5,794,689                    5,713,359
10/31/1993                   5,802,333                    5,724,557
11/30/1993                   5,799,743                    5,725,988
12/31/1993                   5,831,720                    5,747,117
01/31/1994                   5,872,093                    5,784,014
02/28/1994                   5,850,184                    5,747,054
03/31/1994                   5,796,320                    5,718,434
04/30/1994                   5,779,212                    5,698,191
05/31/1994                   5,767,710                    5,706,282
06/30/1994                   5,772,326                    5,723,172
07/31/1994                   5,831,607                    5,772,392
08/31/1994                   5,826,033                    5,792,711
09/30/1994                   5,810,813                    5,779,561
10/31/1994                   5,821,529                    5,792,565
11/30/1994                   5,828,521                    5,766,731
12/31/1994                   5,850,354                    5,779,763
01/31/1995                   5,935,515                    5,860,217
02/28/1995                   6,029,620                    5,940,737
03/31/1995                   6,074,370                    5,973,886
04/30/1995                   6,107,608                    6,027,114
05/31/1995                   6,211,631                    6,132,407
06/30/1995                   6,235,805                    6,165,399
07/31/1995                   6,243,368                    6,190,923
08/31/1995                   6,297,641                    6,227,760
09/30/1995                   6,346,020                    6,258,027
10/31/1995                   6,405,255                    6,310,844
11/30/1995                   6,478,110                    6,366,632
12/31/1995                   6,539,804                    6,415,528
01/31/1996                   6,580,351                    6,470,061
02/29/1996                   6,535,860                    6,442,692
03/31/1996                   6,518,000                    6,436,958
04/30/1996                   6,505,764                    6,442,365
05/31/1996                   6,502,485                    6,455,572
06/30/1996                   6,575,782                    6,501,923
07/31/1996                   6,606,321                    6,527,541
08/31/1996                   6,630,457                    6,549,930
09/30/1996                   6,719,145                    6,609,338
10/31/1996                   6,816,464                    6,683,760
11/30/1996                   6,887,004                    6,734,957
12/31/1996                   6,881,011                    6,734,957
01/31/1997                   6,918,655                    6,766,544
02/28/1997                   6,946,342                    6,782,107
03/31/1997                   6,930,530                    6,779,461
04/30/1997                   6,993,758                    6,834,850
05/31/1997                   7,044,400                    6,881,464
06/30/1997                   7,099,424                    6,928,877
07/31/1997                   7,200,340                    7,005,026
08/31/1997                   7,201,737                    7,011,470
09/30/1997                   7,257,640                    7,064,687
10/31/1997                   7,324,878                    7,117,177
11/30/1997                   7,343,098                    7,134,473
12/31/1997                   7,405,208                    7,183,201
01/31/1998                   7,464,768                    7,252,950
02/28/1998                   7,477,590                    7,259,187
03/31/1998                   7,505,393                    7,288,733
04/30/1998                   7,541,498                    7,322,844
05/31/1998                   7,593,666                    7,361,875
06/30/1998                   7,623,903                    7,400,156
07/31/1998                   7,657,543                    7,434,789
08/31/1998                   7,746,767                    7,528,244
09/30/1998                   7,854,078                    7,627,994
10/31/1998                   7,838,078                    7,665,447
11/30/1998                   7,857,712                    7,658,778
12/31/1998                   7,893,710                    7,685,814
01/31/1999                   7,943,452                    7,716,249
02/28/1999                   7,885,625                    7,678,594
03/31/1999                   7,947,390                    7,731,961
04/30/1999                   7,979,520                    7,756,857
05/31/1999                   7,950,895                    7,751,892
06/30/1999                   7,933,181                    7,776,079
07/31/1999                   7,948,712                    7,800,729
08/31/1999                   7,953,224                    7,823,273
09/30/1999                   8,024,423                    7,874,124
10/31/1999                   8,063,922                    7,895,070
11/30/1999                   8,094,148                    7,909,991
12/31/1999                   8,095,132                    7,921,303
01/31/2000                   8,091,435                    7,918,372
02/29/2000                   8,147,721                    7,971,109
03/31/2000                   8,208,297                    8,020,529
04/30/2000                   8,230,192                    8,041,382
05/31/2000                   8,254,772                    8,074,432
06/30/2000                   8,344,502                    8,158,245
07/31/2000                   8,402,661                    8,209,805
08/31/2000                   8,475,367                    8,270,310
09/30/2000                   8,548,174                    8,329,692
10/31/2000                   8,593,470                    8,374,422
11/30/2000                   8,667,062                    8,453,644
12/31/2000                   8,750,262                    8,554,496
01/31/2001                   8,883,371                    8,661,684
02/28/2001                   8,923,988                    8,717,984
03/31/2001                   9,007,545                    8,790,693

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/1991, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 2/02/1998.

PORTFOLIO INSIGHTS

 .    The Low Duration Fund II Institutional Class shares returned 9.74% for the annual period ended March 31, 2001, outperforming the 9.60% return of the benchmark Merrill Lynch 1-3 Year Treasury Index.

 .    The Fund maintained an above-Index duration throughout the period, which added to returns as interest rates decreased approximately 1.75% on short- to intermediate-maturity instruments.

 .    Our broader-than-Index maturity distribution had a positive impact on performance as intermediate maturity rates fell the most.

 .    An allocation to mortgage-backed securities was positive for performance as higher yields offset heightened volatility.

 .    The Fund's investment-grade corporate holdings slightly detracted from performance as concerns about a slowing economy hurt this sector.

                                         3.31.01 | PIMCO Funds Annual Report   9

PIMCO Low Duration Fund III

FUND CHARACTERISTICS

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices

Duration:
2.3 years

Total Net Assets:
$42.9 million

Sector Breakdown:*

                                    [GRAPH]

                      Mortgage-Backed Securities   65.3%
                      Corporate Bonds & Notes      23.5%
                      U.S. Treasury Obligations     5.2%
                      Other                         6.0%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       75.4%
                                 AA        6.0%
                                  A       10.0%
                                BBB        7.8%
                                 BB        0.8%

*% of Total Investments as of March 31, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001

                                                                                                 Lipper Short
                         Inst'l Class               Admin. Class          Merrill Lynch 1-3     Investment Grade
                      (Incep.  12/31/1996)       (Incep. 3/19/1999)       Year Treasury Index   Debt Fund Average
---------------------------------------------------------------------------------------------------------------------
1 Year                        9.06%                    8.82%                      9.60%               8.97%
3 Years*                      6.02%                      --                       6.44%               5.81%
Since Inception*              6.25%                    5.70%                        --                  --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                               LOW DURATION III

                                                          Merrill Lynch
                             Low Duration                 1-3 Year Treasury
   MONTH                     Fund III                     Index
--------------------------------------------------------------------------------
12/31/1996                   5,000,000                    5,000,000
01/31/1997                   5,019,544                    5,023,450
02/28/1997                   5,044,724                    5,035,003
03/31/1997                   5,028,885                    5,033,040
04/30/1997                   5,074,774                    5,074,160
05/31/1997                   5,116,879                    5,108,766
06/30/1997                   5,156,800                    5,143,965
07/31/1997                   5,193,007                    5,200,497
08/31/1997                   5,219,920                    5,205,281
09/30/1997                   5,260,771                    5,244,790
10/31/1997                   5,310,323                    5,283,758
11/30/1997                   5,313,692                    5,296,598
12/31/1997                   5,355,776                    5,332,774
01/31/1998                   5,393,985                    5,384,555
02/28/1998                   5,402,862                    5,389,186
03/31/1998                   5,427,616                    5,411,120
04/30/1998                   5,458,772                    5,436,444
05/31/1998                   5,490,624                    5,465,421
06/30/1998                   5,503,181                    5,493,840
07/31/1998                   5,527,294                    5,519,552
08/31/1998                   5,543,567                    5,588,932
09/30/1998                   5,649,590                    5,662,986
10/31/1998                   5,656,322                    5,690,791
11/30/1998                   5,694,733                    5,685,840
12/31/1998                   5,712,097                    5,705,912
01/31/1999                   5,732,230                    5,728,507
02/28/1999                   5,719,966                    5,700,552
03/31/1999                   5,758,729                    5,740,171
04/30/1999                   5,794,632                    5,758,654
05/31/1999                   5,786,934                    5,754,968
06/30/1999                   5,775,306                    5,772,924
07/31/1999                   5,775,192                    5,791,224
08/31/1999                   5,779,894                    5,807,961
09/30/1999                   5,833,335                    5,845,712
10/31/1999                   5,851,977                    5,861,262
11/30/1999                   5,870,819                    5,872,339
12/31/1999                   5,868,064                    5,880,737
01/31/2000                   5,860,600                    5,878,562
02/29/2000                   5,890,024                    5,917,713
03/31/2000                   5,930,458                    5,954,402
04/30/2000                   5,948,746                    5,969,883
05/31/2000                   5,969,290                    5,994,419
06/30/2000                   6,042,394                    6,056,642
07/31/2000                   6,085,896                    6,094,920
08/31/2000                   6,140,202                    6,139,839
09/30/2000                   6,195,214                    6,183,923
10/31/2000                   6,177,912                    6,217,130
11/30/2000                   6,243,517                    6,275,945
12/31/2000                   6,303,425                    6,350,817
01/31/2001                   6,394,711                    6,430,393
02/28/2001                   6,424,571                    6,472,190
03/31/2001                   6,467,996                    6,526,168

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 12/31/1996, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 3/19/1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 .    The Low Duration Fund III Institutional Class shares returned 9.06% for the one-year period ended March 31, 2001, underperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 9.60%.

 .    The Fund maintained an above-Index duration throughout the period, which added to returns as interest rates decreased approximately 1.75% on short- to intermediate-maturity instruments.

 .    Our broader-than-Index maturity distribution had a positive impact on performance as intermediate maturity rates fell the most.

 .    An allocation to mortgage-backed securities was positive for performance as higher yields offset heightened volatility.

 .    The Fund's investment-grade corporate holdings slightly detracted from performance as concerns about a slowing economy hurt this sector.

 .    Below-investment-grade holdings were negative as default rates increased and corporate profitability eroded.

 .    Limited holdings of U.S. dollar-denominated emerging markets bonds were neutral to performance.

10   PIMCO Funds Annual Report | 3.31.01

PIMCO Short-Term Fund

FUND CHARACTERISTICS

Objective:
Maximum current income, consistent with preservation of capital and daily liquidity

Portfolio:
Primarily money market instruments and short maturity fixed income securities

Duration:
0.5 years

Total Net Assets:
$651.2 million

Sector Breakdown:*

                                    [GRAPH]

                     Corporate Bonds & Notes        35.5%
                     U.S. Treasury Obligations      25.0%
                     Mortgage-Backed Securities     16.1%
                     U.S. Government Agencies       13.8%
                     Asset-Backed Securities         5.1%
                     Other                           4.5%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       44.4%
                                 AA       10.7%
                                  A       23.9%
                                BBB       18.3%
                                 BB        2.7%

*% of Total Investments as of March 31, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                                 Salomon           Lipper Ultra-Short
                 Inst'l Class              Admin. Class          3-Month Treasury  Obligation
                 (Incep. 10/07/1987)       (Incep. 2/01/1996)    Bill Index        Fund Average
---------------------------------------------------------------------------------------------------------
1 Year                   7.65%                    7.40%               6.02%            7.10%
3 Years*                 6.15%                    5.90%               5.29%            5.69%
5 Years*                 6.53%                    6.27%               5.27%            5.81%
10 Years*                5.88%                      --                4.84%            5.43%
Since Inception*         6.50%                    6.15%                 --               --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                                SHORT-TERM FUND

                                                          Salomon 3-Month
                             Short-Term                   Treasury Bill
   MONTH                     Fund                         Index
--------------------------------------------------------------------------------
10/31/1987                    5,000,000                    5,000,000
11/30/1987                    5,029,461                    5,025,505
12/31/1987                    5,060,119                    5,049,416
01/31/1988                    5,094,787                    5,074,145
02/29/1988                    5,116,116                    5,096,972
03/31/1988                    5,144,560                    5,121,946
04/30/1988                    5,173,186                    5,147,043
05/31/1988                    5,202,593                    5,173,283
06/30/1988                    5,232,291                    5,200,710
07/31/1988                    5,259,411                    5,229,832
08/31/1988                    5,293,423                    5,260,160
09/30/1988                    5,328,409                    5,291,715
10/31/1988                    5,375,276                    5,323,984
11/30/1988                    5,411,635                    5,357,521
12/31/1988                    5,443,779                    5,392,345
01/31/1989                    5,483,420                    5,429,009
02/28/1989                    5,522,499                    5,467,021
03/31/1989                    5,571,029                    5,506,382
04/30/1989                    5,613,569                    5,547,685
05/31/1989                    5,665,094                    5,589,294
06/30/1989                    5,708,266                    5,628,410
07/31/1989                    5,756,794                    5,667,812
08/31/1989                    5,788,039                    5,706,356
09/30/1989                    5,828,328                    5,743,449
10/31/1989                    5,883,335                    5,782,504
11/30/1989                    5,922,983                    5,820,087
12/31/1989                    5,957,698                    5,858,508
01/31/1990                    5,987,232                    5,897,174
02/28/1990                    6,024,238                    5,932,550
03/31/1990                    6,064,842                    5,972,300
04/30/1990                    6,090,417                    6,011,109
05/31/1990                    6,148,665                    6,051,983
06/30/1990                    6,189,318                    6,091,324
07/31/1990                    6,232,885                    6,131,523
08/31/1990                    6,267,095                    6,171,375
09/30/1990                    6,309,632                    6,209,019
10/31/1990                    6,358,334                    6,247,522
11/30/1990                    6,409,912                    6,284,390
12/31/1990                    6,462,141                    6,325,239
01/31/1991                    6,509,418                    6,361,294
02/28/1991                    6,545,494                    6,392,464
03/31/1991                    6,576,473                    6,425,704
04/30/1991                    6,618,103                    6,456,547
05/31/1991                    6,656,338                    6,487,540
06/30/1991                    6,682,104                    6,517,381
07/31/1991                    6,722,727                    6,548,666
08/31/1991                    6,766,617                    6,579,444
09/30/1991                    6,804,471                    6,608,395
10/31/1991                    6,844,965                    6,637,470
11/30/1991                    6,862,973                    6,664,021
12/31/1991                    6,892,228                    6,688,678
01/31/1992                    6,919,339                    6,712,089
02/29/1992                    6,934,403                    6,732,895
03/31/1992                    6,948,634                    6,755,787
04/30/1992                    6,979,006                    6,777,407
05/31/1992                    7,001,946                    6,799,771
06/30/1992                    7,031,099                    6,820,171
07/31/1992                    7,061,296                    6,840,632
08/31/1992                    7,080,606                    6,859,785
09/30/1992                    7,100,505                    6,876,934
10/31/1992                    7,109,622                    6,894,125
11/30/1992                    7,119,728                    6,911,360
12/31/1992                    7,142,089                    6,930,020
01/31/1993                    7,167,580                    6,948,732
02/28/1993                    7,187,715                    6,964,714
03/31/1993                    7,222,352                    6,982,126
04/30/1993                    7,248,666                    6,998,882
05/31/1993                    7,279,042                    7,016,380
06/30/1993                    7,309,491                    7,033,921
07/31/1993                    7,337,521                    7,052,210
08/31/1993                    7,358,333                    7,070,546
09/30/1993                    7,378,551                    7,088,221
10/31/1993                    7,406,168                    7,106,651
11/30/1993                    7,435,531                    7,124,417
12/31/1993                    7,472,268                    7,142,941
01/31/1994                    7,487,037                    7,161,512
02/28/1994                    7,497,133                    7,178,699
03/31/1994                    7,486,772                    7,198,799
04/30/1994                    7,500,714                    7,220,394
05/31/1994                    7,507,684                    7,244,222
06/30/1994                    7,544,131                    7,268,852
07/31/1994                    7,581,551                    7,295,019
08/31/1994                    7,613,244                    7,322,010
09/30/1994                    7,623,522                    7,349,101
10/31/1994                    7,645,459                    7,379,233
11/30/1994                    7,653,660                    7,410,225
12/31/1994                    7,688,576                    7,444,312
01/31/1995                    7,728,764                    7,478,556
02/28/1995                    7,801,580                    7,511,461
03/31/1995                    7,820,739                    7,548,268
04/30/1995                    7,906,502                    7,584,500
05/31/1995                    7,988,187                    7,621,664
06/30/1995                    8,016,388                    7,657,486
07/31/1995                    8,066,833                    7,694,241
08/31/1995                    8,106,191                    7,730,404
09/30/1995                    8,183,875                    7,765,192
10/31/1995                    8,244,808                    7,800,911
11/30/1995                    8,323,417                    7,835,235
12/31/1995                    8,396,279                    7,871,277
01/31/1996                    8,438,474                    7,906,698
02/29/1996                    8,455,531                    7,939,115
03/31/1996                    8,484,975                    7,972,459
04/30/1996                    8,526,887                    8,005,146
05/31/1996                    8,573,734                    8,039,568
06/30/1996                    8,622,971                    8,073,335
07/31/1996                    8,649,616                    8,108,049
08/31/1996                    8,706,604                    8,143,726
09/30/1996                    8,792,582                    8,178,744
10/31/1996                    8,865,196                    8,214,729
11/30/1996                    8,947,374                    8,249,233
12/31/1996                    8,984,288                    8,284,703
01/31/1997                    9,039,631                    8,320,328
02/28/1997                    9,081,953                    8,352,778
03/31/1997                    9,089,081                    8,389,529
04/30/1997                    9,142,882                    8,425,604
05/31/1997                    9,211,364                    8,462,676
06/30/1997                    9,273,987                    8,498,220
07/31/1997                    9,348,891                    8,534,763
08/31/1997                    9,379,554                    8,571,461
09/30/1997                    9,444,784                    8,607,463
10/31/1997                    9,469,319                    8,645,334
11/30/1997                    9,513,992                    8,681,646
12/31/1997                    9,569,434                    8,718,978
01/31/1998                    9,628,194                    8,757,342
02/28/1998                    9,663,998                    8,792,371
03/31/1998                    9,730,989                    8,831,057
04/30/1998                    9,777,926                    8,868,142
05/31/1998                    9,824,621                    8,906,281
06/30/1998                    9,860,451                    8,942,797
07/31/1998                    9,921,920                    8,980,356
08/31/1998                    9,927,830                    9,018,971
09/30/1998                    9,996,273                    9,055,950
10/31/1998                   10,036,673                    9,092,174
11/30/1998                   10,073,050                    9,125,815
12/31/1998                   10,118,477                    9,159,581
01/31/1999                   10,160,402                    9,193,471
02/28/1999                   10,203,832                    9,224,729
03/31/1999                   10,278,911                    9,259,782
04/30/1999                   10,329,119                    9,294,044
05/31/1999                   10,333,674                    9,329,361
06/30/1999                   10,372,627                    9,363,879
07/31/1999                   10,411,216                    9,400,399
08/31/1999                   10,447,798                    9,438,001
09/30/1999                   10,497,169                    9,474,808
10/31/1999                   10,550,411                    9,513,656
11/30/1999                   10,602,935                    9,551,709
12/31/1999                   10,648,527                    9,592,783
01/31/2000                   10,677,925                    9,634,991
02/29/2000                   10,740,147                    9,676,420
03/31/2000                   10,812,389                    9,721,898
04/30/2000                   10,854,585                    9,767,591
05/31/2000                   10,916,030                    9,815,452
06/30/2000                   10,985,938                    9,861,584
07/31/2000                   11,045,435                    9,908,919
08/31/2000                   11,117,564                    9,957,968
09/30/2000                   11,184,834                   10,007,758
10/31/2000                   11,236,895                   10,060,199
11/30/2000                   11,330,833                   10,111,505
12/31/2000                   11,424,107                   10,165,096
01/31/2001                   11,505,558                   10,217,956
02/28/2001                   11,585,092                   10,261,893
03/31/2001                   11,639,557                   10,307,044

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/1987, the first full month following the Fund's Institutional Class inception on 10/07/1987, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index. Whereas money market funds attempt to maintain a stable share price, the Short-Term Fund's share price will fluctuate in response to market conditions. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 2/01/1996. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 .    The Short-Term Fund Institutional Class shares returned 7.65% for the annual period ended March 31, 2001, outperforming the Salomon 3-Month Treasury Bill Index return of 6.02%.

 .    An above-Index duration boosted returns as short-term interest rates fell significantly.

 .    An allocation to mortgage-backed securities was neutral for performance as higher yields heightened market volatility and rising prepayments put pressure on prices.

 .    The Fund's investment-grade corporate holdings slightly enhanced performance as Fed easing sparked a recovery that allowed corporates to gain ground.

 .    Below-investment-grade holdings were negative amid concerns about credit quality.

 .    Limited holdings of U.S. dollar-denominated emerging markets bonds were positive due to the higher yields provided by these issues and because problem credits were avoided.

 .    Real return bonds added to relative returns, outperforming like-duration
     Treasuries as real yields fell.

                                        3.31.01 | PIMCO Funds Annual Report   11

PIMCO Money Market Fund

FUND CHARACTERISTICS

Objective:
Maximum current income, consistent with preservation of capital and daily liquidity

Portfolio:
Primarily money market instruments

Duration:
47.0 days

Total Net Assets:
$348.9 million

Sector Breakdown:*

                                    [GRAPH]

                        Short-Term Instruments   66.4%
                        Corporate Bonds & Notes  31.9%
                        Other                     1.7%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       58.7%
                                 AA       40.7%
                                  A        0.6%

*% of Total Investments as of March 31, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                                                       Lipper Inst'l
                  Inst'l Class            Admin. Class          Salomon 3-Month        Money Market
                  (Incep.  3/01/1991)     (Incep. 1/24/1995)    Treasury Bill Index    Fund Average
-------------------------------------------------------------------------------------------------------
7 Day Yield              5.15%                   4.88%                   --                 --
1 Year                   6.20%                   5.94%                 6.02%              6.16%
3 Years*                 5.51%                   5.28%                 5.29%              5.51%
5 Years*                 5.43%                   5.18%                 5.27%              5.43%
10 Years*                4.89%                     --                  4.84%              4.93%
Since Inception*         4.89%                   5.28%                   --                 --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                               MONEY MARKET FUND

                                                          Salomon 3-Month
                             Money Market                 Treasury Bill
   MONTH                     Fund                         Index
--------------------------------------------------------------------------------
02/28/1991                   5,000,000                    5,000,000
03/31/1991                   5,025,170                    5,026,000
04/30/1991                   5,050,085                    5,050,124
05/31/1991                   5,075,810                    5,074,366
06/30/1991                   5,098,544                    5,097,707
07/31/1991                   5,122,151                    5,122,177
08/31/1991                   5,146,158                    5,146,250
09/30/1991                   5,168,071                    5,168,895
10/31/1991                   5,189,068                    5,191,637
11/30/1991                   5,209,752                    5,212,405
12/31/1991                   5,235,296                    5,231,691
01/31/1992                   5,253,666                    5,250,001
02/29/1992                   5,269,348                    5,266,276
03/31/1992                   5,286,316                    5,284,181
04/30/1992                   5,302,529                    5,301,091
05/31/1992                   5,318,495                    5,318,584
06/30/1992                   5,333,833                    5,334,540
07/31/1992                   5,349,339                    5,350,544
08/31/1992                   5,362,691                    5,365,525
09/30/1992                   5,375,416                    5,378,938
10/31/1992                   5,388,548                    5,392,385
11/30/1992                   5,400,824                    5,405,865
12/31/1992                   5,415,417                    5,420,461
01/31/1993                   5,427,493                    5,435,097
02/28/1993                   5,439,092                    5,447,597
03/31/1993                   5,452,504                    5,461,217
04/30/1993                   5,464,658                    5,474,323
05/31/1993                   5,475,877                    5,488,009
06/30/1993                   5,489,090                    5,501,729
07/31/1993                   5,501,737                    5,516,034
08/31/1993                   5,515,161                    5,530,376
09/30/1993                   5,527,714                    5,544,202
10/31/1993                   5,541,036                    5,558,617
11/30/1993                   5,554,511                    5,572,513
12/31/1993                   5,567,081                    5,587,002
01/31/1994                   5,580,537                    5,601,527
02/28/1994                   5,592,446                    5,614,971
03/31/1994                   5,606,276                    5,630,692
04/30/1994                   5,620,505                    5,647,583
05/31/1994                   5,637,321                    5,666,220
06/30/1994                   5,654,814                    5,685,485
07/31/1994                   5,672,813                    5,705,953
08/31/1994                   5,694,234                    5,727,064
09/30/1994                   5,714,049                    5,748,254
10/31/1994                   5,736,363                    5,771,822
11/30/1994                   5,759,664                    5,796,064
12/31/1994                   5,785,415                    5,822,725
01/31/1995                   5,813,735                    5,849,510
02/28/1995                   5,839,234                    5,875,247
03/31/1995                   5,867,023                    5,904,036
04/30/1995                   5,892,850                    5,932,376
05/31/1995                   5,923,104                    5,961,445
06/30/1995                   5,950,960                    5,989,464
07/31/1995                   5,979,025                    6,018,213
08/31/1995                   6,006,869                    6,046,498
09/30/1995                   6,032,542                    6,073,708
10/31/1995                   6,061,076                    6,101,647
11/30/1995                   6,105,719                    6,128,494
12/31/1995                   6,136,175                    6,156,685
01/31/1996                   6,164,350                    6,184,390
02/29/1996                   6,191,072                    6,209,746
03/31/1996                   6,217,237                    6,235,827
04/30/1996                   6,244,019                    6,261,393
05/31/1996                   6,273,132                    6,288,317
06/30/1996                   6,297,220                    6,314,729
07/31/1996                   6,324,461                    6,341,881
08/31/1996                   6,354,570                    6,369,786
09/30/1996                   6,379,780                    6,397,177
10/31/1996                   6,406,912                    6,425,323
11/30/1996                   6,433,601                    6,452,311
12/31/1996                   6,460,353                    6,480,054
01/31/1997                   6,488,472                    6,507,920
02/28/1997                   6,513,657                    6,533,301
03/31/1997                   6,539,911                    6,562,047
04/30/1997                   6,567,988                    6,590,263
05/31/1997                   6,598,555                    6,619,260
06/30/1997                   6,626,256                    6,647,062
07/31/1997                   6,655,217                    6,675,644
08/31/1997                   6,686,098                    6,704,349
09/30/1997                   6,714,110                    6,732,508
10/31/1997                   6,746,003                    6,762,130
11/30/1997                   6,773,457                    6,790,532
12/31/1997                   6,805,247                    6,819,732
01/31/1998                   6,836,094                    6,849,739
02/28/1998                   6,863,584                    6,877,138
03/31/1998                   6,893,016                    6,907,397
04/30/1998                   6,922,674                    6,936,404
05/31/1998                   6,953,532                    6,966,235
06/30/1998                   6,983,538                    6,994,797
07/31/1998                   7,016,569                    7,024,175
08/31/1998                   7,045,979                    7,054,378
09/30/1998                   7,076,192                    7,083,302
10/31/1998                   7,107,700                    7,111,635
11/30/1998                   7,136,327                    7,137,948
12/31/1998                   7,168,594                    7,164,359
01/31/1999                   7,194,413                    7,190,867
02/28/1999                   7,219,300                    7,215,316
03/31/1999                   7,247,024                    7,242,733
04/30/1999                   7,276,038                    7,269,532
05/31/1999                   7,301,880                    7,297,156
06/30/1999                   7,329,104                    7,324,155
07/31/1999                   7,359,334                    7,352,720
08/31/1999                   7,388,408                    7,382,131
09/30/1999                   7,418,652                    7,410,920
10/31/1999                   7,450,747                    7,441,306
11/30/1999                   7,482,278                    7,471,070
12/31/1999                   7,519,731                    7,503,197
01/31/2000                   7,552,712                    7,536,211
02/29/2000                   7,586,023                    7,568,616
03/31/2000                   7,624,519                    7,604,187
04/30/2000                   7,657,193                    7,639,927
05/31/2000                   7,694,457                    7,677,362
06/30/2000                   7,736,374                    7,713,445
07/31/2000                   7,775,004                    7,750,470
08/31/2000                   7,817,526                    7,788,834
09/30/2000                   7,859,326                    7,827,778
10/31/2000                   7,900,222                    7,868,796
11/30/2000                   7,941,283                    7,908,926
12/31/2000                   7,985,711                    7,950,844
01/31/2001                   8,024,932                    7,992,189
02/28/2001                   8,061,082                    8,026,556
03/31/2001                   8,097,308                    8,061,871

Past performance and yields are no guarantee of future results. Yields are computed by SEC-prescribed calculations. The line graph above assumes the investment of $5,000,000 on 3/01/1991, the Fund's Institutional Class inception date, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/24/1995. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation.

 PORTFOLIO INSIGHTS

 .    The Money Market Fund Institutional Class shares returned 6.20% for the annual period ended March 31, 2001, outperforming the Salomon 3-Month Treasury Bill Index return of 6.02%.

 .    The Fund, which has a Aaa money market fund rating by Moody's Investors
     Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

 .    High quality (A1/P1) commercial paper yields fell approximately 1.40% for three-month maturities, reflecting three Federal Reserve rate decreases totaling 1.50%.

 .    Three-month commercial paper yields relative to Treasuries widened by 0.18%
     to become approximately 0.58% on March 31.

 .    The SEC 7-day and 30-day yields for the Fund were 5.15% and 5.25%, respectively as of March 31, 2001.

12   PIMCO Funds Annual Report | 3.31.01

PIMCO Long-Term U.S. Government Fund

FUND CHARACTERISTICS

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily long-term maturity fixed income securities

Duration:
11.0 years

Total Net Assets:
$481.0 million

Sector Breakdown:*

                                    [GRAPH]

                      U.S. Treasury Obligations     41.5%
                      Mortgage-Backed Securities    39.0%
                      U.S. Government Agencies       8.8%
                      Other                         10.7%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       95.0%
                                 AA        2.3%
                                  A        2.7%

*% of Total Investments as of March 31, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                  Inst'l Class  Admin. Class    Lehman           Lipper General
                  (Incep.       (Incep.         Long-Term        U.S. Government
                  7/01/1991)    9/23/1997)      Treasury Index   Fund Average
--------------------------------------------------------------------------------
1 Year              15.52%        15.24%            12.83%           11.41%
3 Years*             8.02%         7.75%             7.56%            5.84%
5 Years*             9.63%           --              9.09%            6.48%
Since Inception*    11.28%         8.81%               --               --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                        LONG-TERM U.S. GOVERNMENT FUND

                             Long-Term
                             U.S. Gov't                   Lehman Long-Term
   MONTH                     Fund                         Treasury Index
--------------------------------------------------------------------------------
06/30/1991                    5,000,000                   5,000,000
07/31/1991                    5,068,858                   5,074,501
08/31/1991                    5,265,511                   5,249,571
09/30/1991                    5,442,627                   5,414,932
10/31/1991                    5,470,292                   5,426,845
11/30/1991                    5,543,810                   5,457,236
12/31/1991                    5,909,199                   5,782,486
01/31/1992                    5,742,566                   5,600,917
02/29/1992                    5,771,828                   5,633,962
03/31/1992                    5,753,678                   5,571,988
04/30/1992                    5,725,465                   5,566,416
05/31/1992                    5,930,074                   5,721,163
06/30/1992                    6,016,162                   5,804,119
07/31/1992                    6,300,744                   6,045,570
08/31/1992                    6,427,326                   6,087,285
09/30/1992                    6,540,767                   6,183,464
10/31/1992                    6,378,211                   6,053,611
11/30/1992                    6,445,336                   6,076,615
12/31/1992                    6,614,191                   6,243,115
01/31/1993                    6,790,743                   6,421,044
02/28/1993                    7,063,398                   6,635,507
03/31/1993                    7,101,318                   6,652,095
04/30/1993                    7,156,851                   6,703,316
05/31/1993                    7,184,508                   6,725,437
06/30/1993                    7,540,954                   7,009,924
07/31/1993                    7,650,608                   7,122,783
08/31/1993                    7,942,707                   7,409,119
09/30/1993                    7,968,888                   7,435,051
10/31/1993                    8,009,725                   7,488,582
11/30/1993                    7,792,708                   7,296,874
12/31/1993                    7,842,784                   7,320,224
01/31/1994                    8,022,521                   7,495,910
02/28/1994                    7,708,576                   7,188,578
03/31/1994                    7,394,709                   6,873,000
04/30/1994                    7,268,749                   6,791,898
05/31/1994                    7,246,140                   6,747,072
06/30/1994                    7,204,478                   6,682,974
07/31/1994                    7,383,601                   6,909,528
08/31/1994                    7,399,922                   6,858,397
09/30/1994                    7,169,097                   6,642,358
10/31/1994                    7,122,283                   6,619,109
11/30/1994                    7,100,894                   6,658,162
12/31/1994                    7,263,266                   6,760,697
01/31/1995                    7,453,074                   6,934,447
02/28/1995                    7,711,268                   7,131,386
03/31/1995                    7,801,463                   7,192,715
04/30/1995                    7,935,436                   7,320,745
05/31/1995                    8,543,447                   7,882,247
06/30/1995                    8,641,206                   7,973,681
07/31/1995                    8,492,085                   7,846,101
08/31/1995                    8,683,920                   8,020,286
09/30/1995                    8,871,163                   8,167,858
10/31/1995                    9,089,923                   8,396,559
11/30/1995                    9,313,423                   8,606,473
12/31/1995                    9,556,575                   8,835,405
01/31/1996                    9,571,589                   8,835,405
02/29/1996                    9,125,878                   8,408,654
03/31/1996                    8,958,506                   8,241,322
04/30/1996                    8,759,744                   8,103,692
05/31/1996                    8,771,139                   8,061,553
06/30/1996                    8,947,395                   8,233,264
07/31/1996                    8,918,333                   8,236,557
08/31/1996                    8,856,612                   8,133,600
09/30/1996                    9,102,968                   8,358,088
10/31/1996                    9,493,678                   8,686,561
11/30/1996                    9,851,090                   8,976,691
12/31/1996                    9,624,385                   8,758,559
01/31/1997                    9,576,361                   8,696,373
02/28/1997                    9,598,405                   8,699,851
03/31/1997                    9,359,770                   8,477,135
04/30/1997                    9,570,437                   8,681,434
05/31/1997                    9,684,481                   8,778,666
06/30/1997                    9,875,451                   8,948,094
07/31/1997                   10,424,177                   9,473,347
08/31/1997                   10,161,918                   9,209,988
09/30/1997                   10,427,124                   9,463,263
10/31/1997                   10,781,870                   9,782,175
11/30/1997                   10,884,053                   9,912,278
12/31/1997                   11,070,318                  10,078,804
01/31/1998                   11,276,193                  10,283,404
02/28/1998                   11,199,620                  10,209,364
03/31/1998                   11,253,545                  10,230,803
04/30/1998                   11,318,487                  10,268,657
05/31/1998                   11,539,028                  10,464,788
06/30/1998                   11,809,161                  10,707,571
07/31/1998                   11,801,731                  10,662,600
08/31/1998                   12,300,067                  11,143,483
09/30/1998                   12,791,270                  11,551,334
10/31/1998                   12,445,690                  11,376,910
11/30/1998                   12,490,607                  11,464,511
12/31/1998                   12,554,165                  11,440,436
01/31/1999                   12,649,540                  11,543,400
02/28/1999                   12,075,837                  10,975,465
03/31/1999                   12,126,451                  10,950,221
04/30/1999                   12,144,805                  10,965,551
05/31/1999                   11,926,288                  10,793,392
06/30/1999                   11,815,966                  10,678,982
07/31/1999                   11,748,078                  10,627,723
08/31/1999                   11,657,161                  10,586,275
09/30/1999                   11,776,658                  10,664,613
10/31/1999                   11,801,615                  10,671,012
11/30/1999                   11,726,960                  10,598,449
12/31/1999                   11,551,451                  10,440,533
01/31/2000                   11,604,071                  10,589,832
02/29/2000                   11,954,949                  10,909,645
03/31/2000                   12,278,865                  11,282,755
04/30/2000                   12,210,344                  11,192,492
05/31/2000                   12,145,217                  11,152,200
06/30/2000                   12,518,123                  11,394,202
07/31/2000                   12,744,020                  11,590,183
08/31/2000                   13,030,399                  11,854,439
09/30/2000                   12,879,831                  11,711,000
10/31/2000                   13,107,443                  11,893,691
11/30/2000                   13,541,214                  12,269,532
12/31/2000                   13,905,851                  12,557,866
01/31/2001                   13,986,307                  12,579,214
02/28/2001                   14,260,933                  12,794,319
03/31/2001                   14,184,611                  12,730,348

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/01/1991, the Fund's Institutional Class inception date, compared to the Lehman Long-Term Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 9/23/1997.

PORTFOLIO INSIGHTS

 .    The Long-Term U.S. Government Fund Institutional Class shares outperformed the benchmark Lehman Long-Term Treasury Index, returning 15.52% for the year ended March 31, 2001, compared to 12.83% for the Index.

 .    Extending the Fund's duration was modestly positive for the year as interest rates generally trended downward.

 .    A mortgage emphasis added to yearly returns as relatively high yields offset heightened market volatility.

 .    Premiums from written options were positive as interest rates remained within our anticipated range.

 .    Real return bonds added to relative returns, outperforming like-duration
     Treasuries as real yields fell.

 .    Municipal bonds aided returns; municipals outpaced Treasuries as high tax-adjusted yields attracted strong retail demand.

                                        3.31.01 | PIMCO Funds Annual Report   13

PIMCO Investment Grade
Corporate Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily corporate fixed income securities

Duration:
5.8 years

Total Net Assets:
$5.8 million

Sector Breakdown:*

                                    [GRAPH]

                         Corporate Bonds & Notes 87.2%
                         Other                   12.8%


Quality Breakdown:*

                                    [GRAPH]

                                 AA      6.8%
                                  A     29.8%
                                BBB     57.6%
                                 BB      5.8%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                     Inst'l Class          Lehman Brothers Credit    Lipper Intermediate Investment
                     (Incep. 4/28/2000)    Investment Grade Index    Grade Debt Fund Average
---------------------------------------------------------------------------------------------------
6 Months                    8.54%                 7.79%                       6.87%
Since Inception            15.00%                   --                          --

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                     INVESTMENT GRADE CORPORATE BOND FUND

                              Invest. Grade               Lehman Brothers Credit
                              Corp. Bond                  Investment Grade
   MONTH                      Fund                        Index
--------------------------------------------------------------------------------
04/30/2000                    5,000,000                   5,000,000
05/31/2000                    5,014,761                   4,981,500
06/30/2000                    5,128,394                   5,106,535
07/31/2000                    5,184,004                   5,168,324
08/31/2000                    5,264,388                   5,235,512
09/30/2000                    5,297,559                   5,263,260
10/31/2000                    5,317,541                   5,268,524
11/30/2000                    5,424,989                   5,337,015
12/31/2000                    5,563,978                   5,440,553
01/31/2001                    5,642,326                   5,589,624
02/28/2001                    5,736,175                   5,638,254
03/31/2001                    5,749,969                   5,673,211

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/2000, the first full month following the Fund's Institutional Class inception on 4/28/2000, compared to the Lehman Brothers Credit Investment Grade Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Investment Grade Corporate Bond Fund returned 12.12% for the nine months ended March 31, 2001 compared to 11.10% for the Lehman Brothers Credit Investment Grade Index.

 .    An above-benchmark duration had a positive impact on returns as interest rates fell.

 .    Underweighting consumer cyclicals added to returns as excess capacity and reduced demand caused this sector to underperform.

 .    An overweight to transportation-related companies, especially Equipment
     Trust Certificates (ETCs), boosted returns as strong demand more-than-offset higher oil prices.

 .    Limited exposure to high yield bonds was negative as this sector underperformed, despite a strong start in 2001.

 .    A small allocation to mortgage-backed securities detracted slightly from returns as recent interest rate volatility caused this sector to underperform.

14   PIMCO Funds Annual Report | 3.31.01

PIMCO High Yield Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily higher yielding fixed income securities

Duration:
3.7 years

Total Net Assets:
$2.6 billion

Sector Breakdown:*

                                    [GRAPH]

                         Corporate Bonds & Notes 76.2%
                         Asset-Backed Securities 10.5%
                         Short-Term Instruments   6.2%
                         Other                    7.1%


Quality Breakdown:*

                                    [GRAPH]

                                 AAA    5.6%
                                  AA    1.1%
                                   A    2.1%
                                 BBB   14.4%
                                  BB   44.0%
                                   B   32.8%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001

                                                              Lehman                   Lipper High
                  Inst'l Class          Admin. Class          Brothers BB U.S.         Current Yield
                  (Incep. 12/16/1992)   (Incep. 1/16/1995)    High Yield Index         Fund Average
-----------------------------------------------------------------------------------------------------
1 Year                   5.85%                5.59%                 11.08%                -3.20%
3 Years*                 3.24%                2.99%                  4.95%                -2.07%
5 Years*                 7.28%                7.01%                  7.40%                 3.77%
Since Inception*         9.41%                8.89%                   --                     --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                                HIGH YIELD FUND

                                                          Lehman Brothers
                           High Yield                     BB U.S. High Yield
   MONTH                   Fund                           Index
--------------------------------------------------------------------------------
12/31/1992                   5,000,000                    5,000,000
01/31/1993                   5,113,886                    5,105,500
02/28/1993                   5,208,126                    5,180,551
03/31/1993                   5,313,333                    5,239,092
04/30/1993                   5,369,686                    5,283,100
05/31/1993                   5,409,077                    5,322,195
06/30/1993                   5,556,254                    5,435,026
07/31/1993                   5,595,567                    5,489,919
08/31/1993                   5,658,345                    5,553,602
09/30/1993                   5,686,689                    5,594,144
10/31/1993                   5,839,376                    5,669,106
11/30/1993                   5,884,380                    5,683,845
12/31/1993                   5,935,129                    5,732,726
01/31/1994                   6,061,596                    5,828,463
02/28/1994                   6,060,370                    5,822,051
03/31/1994                   5,879,246                    5,643,896
04/30/1994                   5,828,068                    5,610,598
05/31/1994                   5,870,524                    5,615,648
06/30/1994                   5,878,587                    5,632,494
07/31/1994                   5,934,013                    5,701,210
08/31/1994                   5,984,086                    5,761,643
09/30/1994                   6,025,467                    5,772,015
10/31/1994                   6,028,706                    5,785,289
11/30/1994                   6,004,787                    5,745,950
12/31/1994                   6,077,394                    5,781,575
01/31/1995                   6,137,436                    5,874,658
02/28/1995                   6,305,367                    6,053,248
03/31/1995                   6,397,464                    6,110,148
04/30/1995                   6,537,390                    6,232,351
05/31/1995                   6,727,023                    6,415,582
06/30/1995                   6,781,902                    6,472,039
07/31/1995                   6,872,762                    6,530,935
08/31/1995                   6,925,387                    6,568,814
09/30/1995                   7,022,543                    6,639,758
10/31/1995                   7,125,446                    6,692,211
11/30/1995                   7,212,331                    6,776,533
12/31/1995                   7,334,202                    6,883,602
01/31/1996                   7,453,084                    6,995,117
02/29/1996                   7,460,951                    6,969,934
03/31/1996                   7,402,000                    6,933,691
04/30/1996                   7,434,433                    6,930,917
05/31/1996                   7,459,688                    6,940,621
06/30/1996                   7,490,201                    7,015,579
07/31/1996                   7,557,060                    7,053,463
08/31/1996                   7,680,144                    7,110,596
09/30/1996                   7,858,765                    7,263,475
10/31/1996                   7,937,607                    7,364,437
11/30/1996                   8,110,110                    7,513,198
12/31/1996                   8,191,022                    7,529,728
01/31/1997                   8,275,049                    7,601,259
02/28/1997                   8,402,615                    7,693,234
03/31/1997                   8,292,841                    7,601,685
04/30/1997                   8,381,534                    7,695,946
05/31/1997                   8,572,658                    7,827,547
06/30/1997                   8,699,809                    7,928,522
07/31/1997                   8,924,236                    8,164,792
08/31/1997                   8,921,803                    8,087,226
09/30/1997                   9,072,091                    8,214,195
10/31/1997                   9,081,530                    8,242,125
11/30/1997                   9,168,890                    8,299,819
12/31/1997                   9,273,057                    8,376,177
01/31/1998                   9,432,639                    8,476,692
02/28/1998                   9,483,456                    8,515,684
03/31/1998                   9,557,939                    8,570,184
04/30/1998                   9,581,967                    8,613,893
05/31/1998                   9,631,622                    8,669,883
06/30/1998                   9,702,825                    8,722,769
07/31/1998                   9,806,262                    8,768,128
08/31/1998                   9,412,663                    8,526,128
09/30/1998                   9,532,027                    8,706,882
10/31/1998                   9,438,479                    8,595,433
11/30/1998                   9,836,791                    8,801,724
12/31/1998                   9,879,676                    8,857,175
01/31/1999                  10,010,006                    8,948,403
02/28/1999                   9,927,890                    8,882,185
03/31/1999                  10,010,332                    8,946,137
04/30/1999                  10,178,603                    9,037,387
05/31/1999                   9,984,753                    8,928,036
06/30/1999                   9,982,745                    8,907,501
07/31/1999                  10,010,514                    8,941,350
08/31/1999                   9,972,088                    8,885,018
09/30/1999                   9,978,381                    8,921,448
10/31/1999                   9,966,545                    8,891,114
11/30/1999                  10,104,777                    8,966,688
12/31/1999                  10,158,157                    9,051,872
01/31/2000                  10,112,740                    8,987,604
02/29/2000                  10,137,614                    9,004,680
03/31/2000                   9,935,905                    8,919,136
04/30/2000                   9,958,025                    8,949,460
05/31/2000                   9,908,672                    8,953,039
06/30/2000                  10,098,829                    9,146,423
07/31/2000                  10,178,729                    9,298,253
08/31/2000                  10,325,854                    9,441,446
09/30/2000                  10,294,967                    9,395,182
10/31/2000                  10,085,655                    9,253,315
11/30/2000                   9,895,109                    9,205,199
12/31/2000                  10,113,001                    9,389,302
01/31/2001                  10,530,435                    9,734,828
02/28/2001                  10,642,311                    9,874,037
03/31/2001                  10,517,025                    9,907,609

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1993, the first full month following the Fund's Institutional Class inception on 12/16/1992, compared to the Lehman Brothers BB U.S. High Yield Index, an unmanaged market index, formally known as Lehman Intermediate BB rated Corporate Index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/16/1995. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The High Yield Fund Institutional Class shares returned 5.85% for the annual period ended March 31, 2001 compared to 11.08% for the Lehman Brothers BB U.S. High Yield Index.

 .    The Fund's exposure to B rated issues detracted from performance as B rated issues significantly underperformed BBs.

 .    An overweight in telecoms was negative as this sector underperformed the broader market. Limited exposure to the lower quality tier of this sector helped mitigate the impact on performance.

 .    A focus on non-cyclical companies such as healthcare and utilities added to performance as the U.S economy has begun to show signs of a slowdown in growth.

 .    Avoiding basic materials and retail issues helped relative performance as these sectors were adversely effected by excess capacity and a reduction in consumer and investment demand.

 .    Significant credit deterioration and subsequent default of Safety-Kleen
     Corp., one of the Fund's larger holdings, negatively impacted performance as the company is currently being investigated for accounting fraud.

                                        3.31.01 | PIMCO Funds Annual Report   15

PIMCO Total Return Mortgage Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily intermediate maturity mortgage-related fixed income securities

Duration:
3.2 years

Total Net Assets:
$25.1 million

Sector Breakdown:*

                                    [GRAPH]

                 Mortgage-Backed Securities              83.4%
                 Short-Term Instruments                  15.3%
                 Other                                    1.3%


Quality Breakdown:*

                                    [GRAPH]

                                AAA       97.1%
                                 AA        2.9%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                       Inst'l Class             Lehman Brothers      Lipper U.S. Mortgage
                       (Incep. 7/31/1997)       Mortgage Index       Fund Average
-----------------------------------------------------------------------------------------
1 Year                       13.14%                12.64%               11.48%
3 Years*                      7.70%                 6.97%                6.08%
Since Inception*              8.15%                   --                  --

*Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                             TOTAL RETURN MORTGAGE FUND

                             Total Return                 Lehman Brothers
                             Mortgage                     Mortgage
   MONTH                     Fund                         Index
--------------------------------------------------------------------------------
07/31/1997                   5,000,000                    5,000,000
08/31/1997                   5,005,044                    4,988,118
09/30/1997                   5,084,467                    5,051,382
10/31/1997                   5,160,309                    5,107,387
11/30/1997                   5,184,726                    5,124,151
12/31/1997                   5,246,122                    5,170,844
01/31/1998                   5,304,038                    5,222,289
02/28/1998                   5,314,354                    5,233,336
03/31/1998                   5,334,652                    5,255,495
04/30/1998                   5,371,139                    5,285,232
05/31/1998                   5,417,855                    5,320,364
06/30/1998                   5,453,983                    5,345,733
07/31/1998                   5,476,124                    5,372,837
08/31/1998                   5,542,715                    5,421,585
09/30/1998                   5,605,738                    5,487,033
10/31/1998                   5,584,293                    5,479,968
11/30/1998                   5,609,572                    5,507,264
12/31/1998                   5,625,826                    5,530,643
01/31/1999                   5,660,727                    5,570,014
02/28/1999                   5,631,600                    5,547,984
03/31/1999                   5,669,090                    5,585,236
04/30/1999                   5,697,656                    5,610,991
05/31/1999                   5,667,354                    5,579,648
06/30/1999                   5,661,901                    5,559,994
07/31/1999                   5,641,744                    5,522,293
08/31/1999                   5,639,123                    5,522,100
09/30/1999                   5,717,073                    5,611,697
10/31/1999                   5,745,364                    5,644,003
11/30/1999                   5,773,781                    5,647,086
12/31/1999                   5,762,288                    5,633,277
01/31/2000                   5,725,332                    5,584,465
02/29/2000                   5,812,378                    5,649,206
03/31/2000                   5,890,936                    5,710,992
04/30/2000                   5,871,241                    5,714,910
05/31/2000                   5,868,917                    5,717,543
06/30/2000                   5,978,903                    5,839,767
07/31/2000                   6,038,508                    5,877,275
08/31/2000                   6,138,873                    5,966,358
09/30/2000                   6,201,183                    6,028,208
10/31/2000                   6,244,656                    6,071,497
11/30/2000                   6,345,742                    6,162,828
12/31/2000                   6,468,116                    6,262,059
01/31/2001                   6,570,212                    6,359,555
02/28/2001                   6,632,002                    6,395,972
03/31/2001                   6,664,904                    6,433,095

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers Mortgage Index, an unmanaged market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Total Return Mortgage Fund returned 13.14% for the year ended March 31,
     2001, outperforming the Lehman Brothers Mortgage Index, which returned 12.64% for the same period.

 .    The portfolio maintained a slightly higher duration than the Index, which added to returns as interest rates fell during the period.

 .    Greater than Index exposure to Government National Mortgage Association securities hurt relative returns as market concerns that the federal government would restrict the activities of the Federal Home Loan Mortgage Corp. and the Federal National Mortgage Association dissipated causing these sectors of the market to perform well.

16   PIMCO Funds Annual Report | 3.31.01

PIMCO GNMA Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association

Duration:
3.5 years

Total Net Assets:
$10.0 million


Sector Breakdown:*

                                    [GRAPH]

                 Mortgage-Backed Securities              57.7%
                 U.S. Treasury Obligations               19.4%
                 Asset-Backed Securities                 11.4%
                 Short-Term Instruments                   8.3%
                 Other                                    3.2%


Quality Breakdown:*

                                    [GRAPH]

                                AAA       85.2%
                                 AA        5.3%
                                  A        6.0%
                                BBB        3.5%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                   Inst'l Class          Merrill Lynch 1-3           Lehman Brothers   Lipper U.S. Mortgage
                   (Incep. 7/31/1997)    Year Treasury Index         GNMA Index           Fund Average
-----------------------------------------------------------------------------------------------------------
1 Year                 12.96%                  9.60%                     11.93%             11.48%
3 Years*                7.89%                  6.44%                      6.96%              6.08%
Since Inception*        8.07%                    --                         --                 --

*Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                                   GNMA FUND

                                                                  Merrill Lynch
                                             Lehman Brothers      1-3 Year
  MONTH                  GNMA Fund           GNMA Index           Treasury Index
--------------------------------------------------------------------------------
07/31/1997               5,000,000           5,000,000            5,000,000
08/31/1997               5,018,286           4,989,337            5,004,600
09/30/1997               5,111,651           5,055,583            5,042,585
10/31/1997               5,159,820           5,108,308            5,080,051
11/30/1997               5,172,284           5,123,990            5,092,396
12/31/1997               5,218,267           5,170,241            5,127,177
01/31/1998               5,260,371           5,220,145            5,176,962
02/28/1998               5,285,796           5,231,813            5,181,414
03/31/1998               5,293,096           5,253,935            5,202,503
04/30/1998               5,311,809           5,284,438            5,226,850
05/31/1998               5,351,927           5,320,546            5,254,709
06/30/1998               5,392,191           5,342,972            5,282,034
07/31/1998               5,408,563           5,373,010            5,306,753
08/31/1998               5,477,311           5,415,391            5,373,459
09/30/1998               5,543,973           5,479,473            5,444,658
10/31/1998               5,519,699           5,474,726            5,471,391
11/30/1998               5,498,845           5,505,690            5,466,631
12/31/1998               5,536,600           5,528,299            5,485,929
01/31/1999               5,578,414           5,567,556            5,507,652
02/28/1999               5,528,744           5,549,893            5,480,775
03/31/1999               5,595,411           5,583,509            5,518,867
04/30/1999               5,622,757           5,610,300            5,536,637
05/31/1999               5,662,331           5,582,000            5,533,094
06/30/1999               5,653,531           5,559,755            5,550,357
07/31/1999               5,659,351           5,523,329            5,567,952
08/31/1999               5,658,931           5,521,445            5,584,043
09/30/1999               5,722,084           5,610,299            5,620,339
10/31/1999               5,740,102           5,643,667            5,635,290
11/30/1999               5,736,548           5,646,093            5,645,940
12/31/1999               5,694,838           5,634,755            5,654,014
01/31/2000               5,747,671           5,583,844            5,651,922
02/29/2000               5,792,796           5,655,255            5,689,564
03/31/2000               5,884,367           5,744,636            5,724,839
04/30/2000               5,873,635           5,739,574            5,739,723
05/31/2000               5,882,556           5,760,408            5,763,314
06/30/2000               5,950,810           5,866,692            5,823,137
07/31/2000               5,991,510           5,897,650            5,859,939
08/31/2000               6,047,328           5,986,789            5,903,126
09/30/2000               6,090,882           6,042,466            5,945,511
10/31/2000               6,147,435           6,087,180            5,977,438
11/30/2000               6,286,860           6,173,009            6,033,985
12/31/2000               6,355,420           6,260,666            6,105,971
01/31/2001               6,457,728           6,362,715            6,182,478
02/28/2001               6,575,949           6,391,347            6,222,664
03/31/2001               6,647,112           6,429,695            6,274,562

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index and the Lehman Brothers GNMA Index, each an unmanaged market index. We will no longer compare the Fund to the Merrill Lynch 1-3 Year Treasury Index since the Merrill Lynch 1-3 Year Treasury Index is not a comparable GNMA index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The GNMA Fund returned 12.96% for the year ended March 31, 2001, outperforming the Lehman Brothers GNMA Index, which returned 11.93% for the same period.

 .    The portfolio maintained a slightly higher duration than the Index, which added to returns as interest rates fell during the period.

 .    Positions in inflation protected securities helped returns as real rates fell during the year.

 .    Limited exposure to CMO securities helped returns due to good demand and limited production of these types of securities.

                                        3.31.01 | PIMCO Funds Annual Report   17

PIMCO Real Return Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum real return, consistent with preservation of real capital and prudent investment management

Portfolio:
Primarily inflation-indexed fixed income securities

Duration:
2.0 years

Total Net Assets:
$899.1 million

Sector Breakdown:*

                                    [GRAPH]

                 U.S. Treasury Obligations               62.2%
                 Corporate Bonds & Notes                 20.6%
                 Short-Term Instruments                  11.9%
                 Other                                    5.3%

Quality Breakdown:*

                                    [GRAPH]

                                 AAA   76.5%
                                  AA    7.1%
                                   A    8.0%
                                 BBB    5.0%
                                  BB    3.1%
                                   B    0.3%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                                     Lehman Brothers        Lipper Short U.S.
                     Inst'l Class            Admin. Class            Inflation Linked       Government
                     (Incep. 1/29/1997)      (Incep. 4/28/2000)      Treasury Index         Fund Average
--------------------------------------------------------------------------------------------------------------
1 Year                    14.44%                    --                   13.70%                 9.16%
3 Years*                   9.69%                    --                    7.94%                 5.85%
Since Inception            8.09%*                12.70%                     --                    --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                             REAL RETURN BOND FUND
                                                          Lehman Brothers
                             Real Return                  Inflation Linked
  MONTH                      Bond Fund                    Treasury Index
--------------------------------------------------------------------------------
01/31/1997                    5,000,000                   5,000,000
02/28/1997                    5,017,061                   5,016,499
03/31/1997                    4,971,983                   4,947,776
04/30/1997                    5,002,809                   4,977,955
05/31/1997                    5,032,748                   5,004,838
06/30/1997                    5,021,938                   4,988,823
07/31/1997                    5,083,742                   5,036,214
08/31/1997                    5,094,469                   5,051,322
09/30/1997                    5,104,457                   5,061,426
10/31/1997                    5,169,085                   5,113,556
11/30/1997                    5,196,006                   5,142,195
12/31/1997                    5,169,329                   5,120,599
01/31/1998                    5,199,466                   5,145,691
02/28/1998                    5,193,833                   5,141,057
03/31/1998                    5,205,501                   5,138,489
04/30/1998                    5,233,211                   5,157,501
05/31/1998                    5,254,770                   5,194,120
06/30/1998                    5,272,877                   5,207,097
07/31/1998                    5,313,726                   5,231,257
08/31/1998                    5,317,549                   5,243,132
09/30/1998                    5,441,195                   5,348,519
10/31/1998                    5,469,946                   5,360,284
11/30/1998                    5,461,835                   5,354,923
12/31/1998                    5,438,790                   5,322,793
01/31/1999                    5,518,587                   5,384,539
02/28/1999                    5,505,806                   5,346,309
03/31/1999                    5,538,991                   5,344,703
04/30/1999                    5,630,484                   5,379,950
05/31/1999                    5,671,234                   5,417,047
06/30/1999                    5,664,215                   5,420,299
07/31/1999                    5,674,126                   5,417,586
08/31/1999                    5,703,057                   5,426,798
09/30/1999                    5,727,393                   5,447,965
10/31/1999                    5,738,633                   5,458,858
11/30/1999                    5,783,160                   5,492,160
12/31/1999                    5,749,871                   5,448,219
01/31/2000                    5,784,298                   5,472,738
02/29/2000                    5,826,798                   5,523,636
03/31/2000                    6,002,905                   5,684,369
04/30/2000                    6,079,127                   5,759,975
05/31/2000                    6,062,274                   5,744,998
06/30/2000                    6,143,456                   5,817,382
07/31/2000                    6,192,132                   5,867,107
08/31/2000                    6,251,051                   5,910,524
09/30/2000                    6,302,775                   5,941,257
10/31/2000                    6,370,226                   6,013,147
11/30/2000                    6,463,907                   6,100,339
12/31/2000                    6,524,893                   6,166,219
01/31/2001                    6,691,996                   6,295,097
02/28/2001                    6,816,461                   6,401,481
03/31/2001                    6,869,744                   6,462,938

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/1997, the first full month following the Fund' s Institutional Class inception date on 1/29/1997, compared to the Lehman Brothers Inflation Linked Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 4/28/2000. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the year ended March 31, 2001, the Fund's Institutional Class shares returned 14.44%, outperforming the 13.70% return of the Fund's benchmark, the Lehman Brothers Inflation Linked Treasury Index.

 .    The Fund's effective duration was 2.0 years at March 31, 2001, or 0.2 years above that of the Fund's benchmark.

 .    Real yields declined by an average of 0.80% over the fiscal year with short and intermediate maturity real yields declining more than long-term real yields. Slower U.S. growth and the Fed's rate cuts in the latter part of the fiscal year contributed to real yield declines.

 .    The breakeven yield differential, measuring the difference between a similar maturity conventional Treasury and a Treasury Inflation Protected Security (TIPS), dropped over the fiscal year to only 1.6% for 10-year maturities while CPI-U increased by 2.9% over the same period.

 .    The effective duration of the Fund was managed on average to be above that of the benchmark, which had a positive effect on performance.

 .    An overweight of intermediate maturities helped relative returns as real yields decreased more for intermediate maturities than for longer maturities.

 .    The Fund's portfolio yield was enhanced through the use of cash-backing strategies, employing short duration, high quality corporate and asset-backed securities in conjunction with TIPS buy-forward contracts.

 .    The Fund gained above-benchmark exposures to inflation adjustments, which benefited performance as the CPI-U increased more than expected.

 .    Real yields at March 31, 2001 were 3.29% for 10-year maturities and 3.50%
     for 30-year maturities.

18   PIMCO Funds Annual Report | 3.31.01

PIMCO Foreign Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily intermediate maturity, hedged non-U.S. fixed income securities

Duration:
6.0 years

Total Net Assets:
$674.8 million

Country Allocation:*

                                    [GRAPH]

                       United States              40.5%
                       Germany                    11.9%
                       Italy                       9.4%
                       France                      6.6%
                       Canada                      6.0%
                       Short-Term Instruments      6.6%
                       Other                      19.0%

Quality Breakdown:*

                                    [GRAPH]

                                AAA     67.4%
                                 AA     21.1%
                                  A      4.9%
                                BBB      3.9%
                                 BB      2.7%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                 Inst'l Class            Admin. Class           J.P. Morgan Non-U.S.    Lipper International
                 (Incep. 12/03/1992)     (Incep. 1/28/1997)     Index (Hedged)          Income Fund Average
------------------------------------------------------------------------------------------------------------
1 Year                  11.34%               11.06%                   10.36%                   0.00%
3 Years*                 7.00%                6.74%                    7.91%                   1.71%
5 Years*                10.19%                  --                     9.92%                   2.82%
Since Inception*         9.91%                7.58%                      --                      --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                   [GRAPH]

                               FOREIGN BOND FUND

                                                         J.P. Morgan
                             Foreign                     Non-U.S. Index
  MONTH                      Bond Fund                   (Hedged)
--------------------------------------------------------------------------------
12/31/1992                    5,000,000                   5,000,000
01/31/1993                    5,041,660                   5,045,501
02/28/1993                    5,152,513                   5,136,826
03/31/1993                    5,171,807                   5,139,908
04/30/1993                    5,171,804                   5,140,421
05/31/1993                    5,218,564                   5,169,209
06/30/1993                    5,342,019                   5,274,661
07/31/1993                    5,426,186                   5,333,737
08/31/1993                    5,558,061                   5,444,678
09/30/1993                    5,580,127                   5,468,090
10/31/1993                    5,663,151                   5,540,815
11/30/1993                    5,679,152                   5,579,601
12/31/1993                    5,820,067                   5,695,098
01/31/1994                    5,827,680                   5,666,624
02/28/1994                    5,673,113                   5,539,124
03/31/1994                    5,574,498                   5,488,718
04/30/1994                    5,522,099                   5,449,747
05/31/1994                    5,441,127                   5,389,254
06/30/1994                    5,340,992                   5,334,283
07/31/1994                    5,374,816                   5,369,488
08/31/1994                    5,322,015                   5,317,942
09/30/1994                    5,330,821                   5,322,728
10/31/1994                    5,351,402                   5,343,487
11/30/1994                    5,430,650                   5,418,829
12/31/1994                    5,395,132                   5,406,367
01/31/1995                    5,431,819                   5,465,297
02/28/1995                    5,467,726                   5,535,800
03/31/1995                    5,471,621                   5,648,728
04/30/1995                    5,605,512                   5,738,544
05/31/1995                    5,825,529                   5,926,769
06/30/1995                    5,790,386                   5,907,210
07/31/1995                    5,900,948                   5,981,642
08/31/1995                    6,013,433                   6,033,680
09/30/1995                    6,099,110                   6,129,012
10/31/1995                    6,201,268                   6,197,659
11/30/1995                    6,444,451                   6,333,387
12/31/1995                    6,540,017                   6,392,287
01/31/1996                    6,700,408                   6,469,635
02/29/1996                    6,557,601                   6,393,293
03/31/1996                    6,664,336                   6,446,357
04/30/1996                    6,825,851                   6,523,713
05/31/1996                    6,852,155                   6,568,075
06/30/1996                    6,930,027                   6,622,589
07/31/1996                    6,997,369                   6,672,259
08/31/1996                    7,169,036                   6,761,000
09/30/1996                    7,370,202                   6,905,010
10/31/1996                    7,552,295                   7,018,941
11/30/1996                    7,735,101                   7,159,321
12/31/1996                    7,775,388                   7,169,345
01/31/1997                    7,899,810                   7,258,963
02/28/1997                    7,942,561                   7,305,419
03/31/1997                    7,843,570                   7,266,703
04/30/1997                    7,917,253                   7,345,183
05/31/1997                    7,958,788                   7,383,378
06/30/1997                    8,118,878                   7,508,894
07/31/1997                    8,239,266                   7,628,287
08/31/1997                    8,206,198                   7,637,441
09/30/1997                    8,383,475                   7,772,623
10/31/1997                    8,286,145                   7,822,367
11/30/1997                    8,398,755                   7,878,689
12/31/1997                    8,522,040                   7,981,113
01/31/1998                    8,645,607                   8,087,245
02/28/1998                    8,725,510                   8,159,239
03/31/1998                    8,835,222                   8,231,855
04/30/1998                    8,865,827                   8,273,838
05/31/1998                    8,942,528                   8,387,190
06/30/1998                    8,987,048                   8,423,255
07/31/1998                    9,130,620                   8,501,590
08/31/1998                    9,058,201                   8,669,071
09/30/1998                    9,266,649                   8,874,530
10/31/1998                    9,075,582                   8,861,217
11/30/1998                    9,245,824                   8,956,919
12/31/1998                    9,377,213                   8,946,169
01/31/1999                    9,569,644                   9,057,102
02/28/1999                    9,476,423                   8,996,420
03/31/1999                    9,534,902                   9,103,477
04/30/1999                    9,658,589                   9,219,091
05/31/1999                    9,507,394                   9,181,293
06/30/1999                    9,391,681                   9,038,983
07/31/1999                    9,396,468                   9,015,482
08/31/1999                    9,329,165                   9,031,709
09/30/1999                    9,379,607                   9,066,031
10/31/1999                    9,422,198                   9,087,790
11/30/1999                    9,440,689                   9,140,496
12/31/1999                    9,524,187                   9,167,918
01/31/2000                    9,475,484                   9,168,837
02/29/2000                    9,584,349                   9,236,684
03/31/2000                    9,722,350                   9,371,538
04/30/2000                    9,756,895                   9,422,144
05/31/2000                    9,815,858                   9,497,520
06/30/2000                    9,890,070                   9,543,107
07/31/2000                    9,973,457                   9,611,817
08/31/2000                    9,963,948                   9,613,739
09/30/2000                   10,095,126                   9,696,417
10/31/2000                   10,121,158                   9,774,958
11/30/2000                   10,271,406                   9,947,974
12/31/2000                   10,463,562                  10,058,396
01/31/2001                   10,619,334                  10,177,679
02/28/2001                   10,680,403                  10,265,125
03/31/2001                   10,824,425                  10,342,598

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 1/01/1993, the first full month following the Fund's Institutional Class inception on 12/03/1992, compared to the J.P. Morgan Non-U.S. Index (Hedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/28/1997. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the year ended March 31, 2001, the Foreign Bond Fund Institutional
     Class shares posted a return of 11.34%, outperforming the 10.36% return of the Fund's benchmark, the J.P. Morgan Non-U.S. Index (Hedged).

 .    Extending portfolio duration added to returns as yields fell worldwide amid a slowdown in global growth. A portion of the portfolio's overweight duration was focused in core Europe and these bonds rallied as Europe felt the impact of the U.S.-led slowdown.

 .    An underweight in Japan was negative. Japanese yields fell due to a weak economy, continued domestic support and a return to zero short-term rates.

 .    Real return bonds added to relative returns, outperforming like-duration government bonds as real yields fell worldwide.

 .    An overweight in the euro was negative. The euro fell despite improving growth relative to the U.S. Later in the year, concern that the ECB would keep short-term rates too high, limiting growth prospects, weighed heavily on the euro.

 .    Emerging market holdings were slightly positive as we avoided problem credits such as Turkey and Argentina.

 .    An underweight in Hong Kong versus the U.S. added to returns after heightened concerns about fixed currency regimes caused Hong Kong yields to rise.

                                        3.31.01 | PIMCO Funds Annual Report   19

PIMCO Global Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily U.S. and non-U.S. intermediate maturity fixed income securities

Duration:
8.3 years

Total Net Assets:
$309.8 million

Country Allocation:*

                                    [GRAPH]

                        United States             50.0%
                        Italy                      8.8%
                        Germany                    8.7%
                        United Kingdom             6.0%
                        Short-Term Instruments     2.5%
                        Other                     24.0%


Quality Breakdown:*

                                    [GRAPH]

                                 AAA    67.1%
                                  AA    20.0%
                                   A     6.8%
                                 BBB     3.1%
                                  BB     3.0%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                                     J.P. Morgan
                   Inst'l Class          Admin. Class                Global Index    Lipper Global Income
                   (Incep. 11/23/1993)   (Incep. 8/01/1996)          (Unhedged)      Fund Average
---------------------------------------------------------------------------------------------------------
1 Year                   -0.83%               -1.07%                   -0.94%           2.75%
3 Years*                  1.35%                1.14%                    2.53%           1.74%
5 Years*                  3.31%                  --                     3.24%           4.05%
Since Inception*          5.24%                2.55%                      --              --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                               GLOBAL BOND FUND

                                                          J.P. Morgan
                             Global Bond                  Global Index
  MONTH                      Fund                         (Unhedged)
--------------------------------------------------------------------------------
11/30/1993                   5,000,000                    5,000,000
12/31/1993                   5,159,354                    5,051,001
01/31/1994                   5,172,612                    5,098,479
02/28/1994                   5,050,687                    5,042,396
03/31/1994                   4,981,799                    5,019,201
04/30/1994                   4,983,396                    5,015,186
05/31/1994                   4,957,155                    4,973,560
06/30/1994                   4,993,232                    5,032,746
07/31/1994                   5,040,972                    5,080,054
08/31/1994                   5,023,423                    5,066,846
09/30/1994                   5,045,769                    5,091,673
10/31/1994                   5,117,441                    5,168,048
11/30/1994                   5,070,101                    5,102,929
12/31/1994                   5,071,554                    5,114,666
01/31/1995                   5,158,706                    5,217,982
02/28/1995                   5,306,429                    5,352,606
03/31/1995                   5,497,439                    5,625,054
04/30/1995                   5,586,069                    5,714,492
05/31/1995                   5,774,015                    5,873,926
06/30/1995                   5,791,402                    5,910,344
07/31/1995                   5,833,592                    5,938,122
08/31/1995                   5,749,603                    5,773,043
09/30/1995                   5,839,678                    5,902,936
10/31/1995                   5,966,446                    5,960,786
11/30/1995                   6,121,956                    6,027,545
12/31/1995                   6,236,009                    6,102,287
01/31/1996                   6,250,544                    6,039,434
02/29/1996                   6,152,157                    6,004,405
03/31/1996                   6,159,100                    5,995,399
04/30/1996                   6,210,796                    5,973,217
05/31/1996                   6,191,536                    5,979,190
06/30/1996                   6,265,488                    6,031,208
07/31/1996                   6,379,395                    6,142,182
08/31/1996                   6,491,924                    6,167,980
09/30/1996                   6,584,759                    6,201,904
10/31/1996                   6,764,325                    6,324,702
11/30/1996                   6,923,739                    6,415,146
12/31/1996                   6,879,967                    6,370,239
01/31/1997                   6,702,769                    6,210,983
02/28/1997                   6,656,620                    6,168,128
03/31/1997                   6,576,929                    6,121,249
04/30/1997                   6,536,080                    6,086,970
05/31/1997                   6,699,780                    6,230,622
06/30/1997                   6,783,140                    6,301,651
07/31/1997                   6,758,684                    6,278,337
08/31/1997                   6,721,424                    6,270,802
09/30/1997                   6,895,854                    6,410,014
10/31/1997                   6,891,415                    6,545,905
11/30/1997                   6,834,927                    6,467,355
12/31/1997                   6,817,845                    6,460,241
01/31/1998                   6,851,128                    6,524,843
02/28/1998                   6,915,929                    6,573,126
03/31/1998                   6,961,654                    6,523,829
04/30/1998                   7,063,593                    6,624,295
05/31/1998                   7,059,363                    6,652,780
06/30/1998                   7,070,889                    6,671,407
07/31/1998                   7,130,372                    6,689,420
08/31/1998                   7,124,542                    6,874,048
09/30/1998                   7,491,180                    7,232,874
10/31/1998                   7,509,415                    7,394,889
11/30/1998                   7,456,893                    7,311,327
12/31/1998                   7,669,954                    7,448,780
01/31/1999                   7,718,892                    7,387,701
02/28/1999                   7,459,185                    7,140,951
03/31/1999                   7,441,983                    7,158,805
04/30/1999                   7,454,117                    7,156,657
05/31/1999                   7,250,125                    7,030,699
06/30/1999                   7,143,749                    6,913,286
07/31/1999                   7,296,476                    7,065,380
08/31/1999                   7,283,484                    7,083,750
09/30/1999                   7,400,295                    7,185,754
10/31/1999                   7,405,937                    7,177,131
11/30/1999                   7,291,664                    7,091,723
12/31/1999                   7,341,262                    7,071,158
01/31/2000                   7,098,375                    6,931,857
02/29/2000                   7,116,716                    6,897,197
03/31/2000                   7,307,538                    7,097,904
04/30/2000                   7,080,709                    6,882,129
05/31/2000                   7,153,212                    6,932,368
06/30/2000                   7,318,062                    7,100,825
07/31/2000                   7,239,595                    6,989,341
08/31/2000                   7,170,776                    6,939,019
09/30/2000                   7,191,731                    6,925,141
10/31/2000                   7,079,209                    6,842,732
11/30/2000                   7,190,025                    6,984,374
12/31/2000                   7,372,837                    7,235,812
01/31/2001                   7,432,281                    7,230,820
02/28/2001                   7,435,644                    7,233,112
03/31/2001                   7,247,001                    7,031,526

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 12/01/1993, the first full month following the Fund's Institutional Class inception on 11/23/1993, compared to the J.P. Morgan Global Index (Unhedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 8/01/1996. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Global Bond Fund Institutional Class shares returned -0.83% for the one-year period ended March 31, 2001, outperforming the -0.94% return of the J.P. Morgan Global Index (Unhedged).

 .    Extending portfolio duration added to returns as yields fell worldwide amid a slowdown in global growth. A portion of the portfolio's overweight duration was focused in core Europe and these bonds rallied as Europe felt the impact of the U.S.-led slowdown.

 .    An underweight in Japan was negative. Japanese yields fell due to a weak economy, continued domestic support and a return to zero short-term rates.

 .    A Canadian underweight versus the U.S. aided returns as Canadian rates fell less than U.S. rates.

 .    An underweight in U.K. versus an overweight in Germany added to returns as the U.K. bonds underperformed Germany after the U.K. government ended restrictions requiring pension funds to hold government bonds.

 .    Real return bonds added to relative returns, outperforming like-duration government bonds as real yields fell worldwide.

 .    Holdings of Equitable Life detracted from returns after the company ceased operations following an unfavorable court decision and failure to find a buyer.

 .    An overweight in the euro was negative. The euro fell despite improving growth relative to the U.S. Later in the year, concern that the ECB would keep short-term rates too high, limiting growth prospects, weighed heavily on the euro.

 .    Emerging market holdings were slightly positive as we avoided problem credits such as Turkey and Argentina.

 .    An underweight in Hong Kong versus the U.S. added to returns after heightened concerns about fixed currency regimes caused Hong Kong yields to rise.

20   PIMCO Funds Annual Report | 3.31.01

PIMCO Global Bond Fund II

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital

Portfolio:
Primarily U.S. and hedged non-U.S. intermediate maturity fixed income securities

Duration:
6.7 years

Total Net Assets:
$76.1 million

Country Allocation:*

                                    [GRAPH]

                        United States              43.5%
                        Germany                    12.3%
                        Italy                      10.5%
                        United Kingdom              6.4%
                        Canada                      5.5%
                        Short-Term Instruments      2.4%
                        Others                     19.4%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       70.0%
                                 AA       19.5%
                                  A        4.6%
                                BBB        3.4%
                                 BB        2.5%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                       Inst'l Class         J.P. Morgan Global   Lipper Global Income
                       (Incep. 2/25/1998)   Index (Hedged)       Fund Average
-------------------------------------------------------------------------------------
1 Year                       11.87%             10.85%                2.75%
3 Years*                      6.26%              7.65%                1.74%
Since Inception*              6.58%                --                   --

*Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                              GLOBAL BOND FUND II

                                                            J.P. Morgan
   MONTH                     Global Bond                    Global Index
                             Fund II                        (Hedged)
--------------------------------------------------------------------------------
02/28/1998                   5,000,000                      5,000,000
03/31/1998                   5,069,096                      5,032,502
04/30/1998                   5,092,746                      5,057,159
05/31/1998                   5,121,536                      5,120,376
06/30/1998                   5,146,064                      5,157,242
07/31/1998                   5,210,272                      5,190,249
08/31/1998                   5,156,019                      5,308,584
09/30/1998                   5,273,043                      5,443,954
10/31/1998                   5,187,282                      5,431,977
11/30/1998                   5,256,161                      5,470,545
12/31/1998                   5,303,609                      5,470,545
01/31/1999                   5,422,839                      5,525,796
02/28/1999                   5,341,215                      5,451,750
03/31/1999                   5,376,152                      5,501,909
04/30/1999                   5,429,327                      5,553,624
05/31/1999                   5,347,551                      5,520,302
06/30/1999                   5,283,537                      5,457,923
07/31/1999                   5,279,879                      5,446,462
08/31/1999                   5,257,452                      5,452,452
09/30/1999                   5,285,083                      5,480,262
10/31/1999                   5,300,795                      5,491,222
11/30/1999                   5,294,352                      5,509,892
12/31/1999                   5,318,774                      5,510,442
01/31/2000                   5,296,692                      5,514,850
02/29/2000                   5,360,260                      5,570,552
03/31/2000                   5,435,868                      5,663,021
04/30/2000                   5,444,990                      5,677,180
05/31/2000                   5,465,049                      5,710,672
06/30/2000                   5,525,868                      5,760,353
07/31/2000                   5,572,330                      5,807,011
08/31/2000                   5,588,099                      5,833,723
09/30/2000                   5,653,061                      5,869,310
10/31/2000                   5,670,166                      5,920,372
11/30/2000                   5,738,619                      6,032,269
12/31/2000                   5,808,435                      6,114,309
01/31/2001                   5,933,174                      6,178,353
02/28/2001                   5,987,239                      6,238,623
03/31/2001                   6,081,194                      6,277,271

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 3/01/1998, the first full month following the Fund's Institutional Class inception on 2/25/1998, compared to the J.P. Morgan Global Index (Hedged), an unmanaged market index. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the one-year period ended March 31, 2001, the Global Bond Fund II
     Institutional Class shares posted a return of 11.87%, outperforming the 10.85% return of the J.P. Morgan Global Index (Hedged).

 .    Extending portfolio duration added to returns as yields fell worldwide amid a slowdown in global growth. A portion of the portfolio's overweight duration was focused in core Europe and these bonds rallied as Europe felt the impact of the U.S.-led slowdown.

 .    An underweight in Japan was negative. Japanese yields fell due to a weak economy, continued domestic support and a return to zero short-term rates.

 .    A Canadian underweight versus the U.S. aided returns as Canadian rates fell less than U.S. rates.

 .    Real return bonds added to relative returns, outperforming like-duration government bonds as real yields fell worldwide.

 .    An overweight in the euro was negative. The euro fell despite improving growth relative to the U.S. Later in the year, concern that the ECB would keep short-term rates too high, limiting growth prospects, weighed heavily on the euro.

 .    Holdings of Equitable Life detracted from returns after the company ceased operations following an unfavorable court decision and failure to find a buyer.

 .    Emerging market holdings were slightly positive as we avoided problem credits such as Turkey and Argentina.

 .    An underweight in Hong Kong versus the U.S. added to returns after heightened concerns about fixed currency regimes caused Hong Kong yields to rise.

                                        3.31.01 | PIMCO Funds Annual Report   21

PIMCO Emerging Markets Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Primarily emerging market fixed income securities

Duration:
5.0 years

Total Net Assets:
$57.6 million

Country Allocation:*

                                    [GRAPH]

                        Brazil                   28.7%
                        Mexico                   19.8%
                        Russia                   13.2%
                        Venezuela                 5.8%
                        Short-Term Instruments    5.1%
                        Other                    27.4%

Quality Breakdown:*

                                    [GRAPH]

                                 AAA     4.9%
                                  AA     1.1%
                                 BBB    41.6%
                                  BB    43.7%
                                   B     8.7%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                               J.P. Morgan
                 Inst'l Class            Admin. Class          Emerging Markets      Lipper Emerging Markets
                 (Incep. 7/31/1997)     (Incep. 9/30/1998)     Bond Index Plus       Debt Fund Average
------------------------------------------------------------------------------------------------------------
1 Year                  12.94%               12.65%                9.65%                 5.22%
3 Years*                 8.10%                  --                 6.57%                 1.82%
Since Inception*         7.47%               23.47%                  --                    --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                          EMERGING MARKETS BOND FUND

                             Emerging                     J.P. Morgan
                             Markets                      Emerging Markets
  MONTH                      Bond Fund                    Bond Index Plus
--------------------------------------------------------------------------------
07/31/1997                   5,000,000                    5,000,000
08/31/1997                   4,941,202                    4,979,763
09/30/1997                   5,077,992                    5,132,145
10/31/1997                   4,500,427                    4,540,921
11/30/1997                   4,738,197                    4,756,615
12/31/1997                   4,859,660                    4,920,720
01/31/1998                   4,866,472                    4,910,880
02/28/1998                   5,005,158                    5,051,329
03/31/1998                   5,155,188                    5,177,076
04/30/1998                   5,168,205                    5,189,638
05/31/1998                   5,002,060                    5,012,513
06/30/1998                   4,838,082                    4,867,654
07/31/1998                   4,912,199                    4,901,240
08/31/1998                   3,543,793                    3,492,624
09/30/1998                   3,819,422                    3,834,203
10/31/1998                   4,019,347                    4,082,276
11/30/1998                   4,340,414                    4,322,720
12/31/1998                   4,288,256                    4,214,652
01/31/1999                   4,139,443                    4,058,290
02/28/1999                   4,222,136                    4,116,729
03/31/1999                   4,507,995                    4,428,365
04/30/1999                   4,883,959                    4,730,823
05/31/1999                   4,578,472                    4,461,166
06/30/1999                   4,716,852                    4,660,580
07/31/1999                   4,686,777                    4,564,104
08/31/1999                   4,679,209                    4,557,715
09/30/1999                   4,888,898                    4,716,781
10/31/1999                   5,046,834                    4,898,847
11/30/1999                   5,183,471                    5,037,484
12/31/1999                   5,427,907                    5,310,012
01/31/2000                   5,308,344                    5,204,876
02/29/2000                   5,622,784                    5,540,069
03/31/2000                   5,765,699                    5,714,579
04/30/2000                   5,656,677                    5,605,431
05/31/2000                   5,546,802                    5,462,491
06/30/2000                   5,808,164                    5,739,437
07/31/2000                   5,949,537                    5,912,770
08/31/2000                   6,158,003                    6,121,489
09/30/2000                   6,076,985                    6,038,429
10/31/2000                   5,975,644                    5,902,377
11/30/2000                   6,006,990                    5,872,276
12/31/2000                   6,220,981                    6,141,811
01/31/2001                   6,485,181                    6,455,457
02/28/2001                   6,457,362                    6,352,990
03/31/2001                   6,511,798                    6,266,029

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the J.P. Morgan Emerging Markets Bond Index Plus, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/30/1998. The Fund may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty. Investing in emerging market securities imposes even greater risks including smaller capitalization of securities markets, which can experience illiquidity, price volatility, foreign restrictions, and repatriation of investment income and capital.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The emerging markets sector was among the best performing bond market sectors during the fiscal period as economic and financial conditions improved in most countries.

 .    Volatility increased during the period reflecting a difficult external environment and concerns over slowing growth worldwide.

 .    Divergence in performance occurred between those countries with strong fundamentals vs. those contending with weak domestic growth and heavy reliance on external funding.

 .    The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Plus for
     the 12-month period ended March 31, 2001, returning 12.94% versus 9.65% for the benchmark.

 .    An underweight to Argentina added to relative performance as debt dynamics continued to deteriorate and economic growth remained weak.

 .    Mexico turned in strong performance on favorable economic data and prospects for an impending rating upgrade; thus the Fund's overweight was positive.

 .    In Brazil, our overweight was modestly negative as strong economic conditions were offset as concerns for the Argentine situation mounted.

 .    An overweight to Bulgaria was negative as market selling and the impact of higher energy prices overshadowed continued economic gains.

 .    An overweight to Poland added to returns as the country showed strong returns on solid economic growth and continued fiscal discipline.

 .    Modest allocations to securities and countries not in the benchmark were positive for relative performance.

22   PIMCO Funds Annual Report | 3.31.01

PIMCO Strategic Balanced Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:
Normally invests between 45% and 75% in the StocksPLUS Fund and between 25% and 55% in the Total Return Fund

Total Net Assets:
$74.5 million

Sector Breakdown:*

                                    [GRAPH]

                        StocksPLUS Fund           55.0%
                        Total Return Fund         39.2%
                        Short-Term Instruments     5.8%
                        Other                      0.0%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                              60% S&P 500 Index and               Lipper
                 Inst'l  Class          Admin. Class          40% Lehman  Brothers       S&P 500  Balanced
                 (Incep. 6/28/1996)    (Incep. 6/30/1999)     Aggregate Bond Index       Index    Fund Average
--------------------------------------------------------------------------------------------------------------
1 Year                -8.31%               -8.34%                    -9.09%              -21.68%    -6.26%
3 Years*               4.27%                  --                      5.01%                3.05%     3.26%
Since Inception*      11.69%               -1.91%                       --                   --        --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                            STRATEGIC BALANCED FUND

                                            60% S&P 500
                                            Index and 40%
                        Strategic           Lehman Brothers
                        Balanced            Aggregate               S&P 500
MONTH                   Fund                Bond Index              Index
--------------------------------------------------------------------------------
06/30/1996              5,000,000           5,000,000               5,000,000
07/31/1996              4,865,000           4,872,933               4,779,100
08/31/1996              4,940,000           4,931,328               4,879,891
09/30/1996              5,175,000           5,132,224               5,154,532
10/31/1996              5,320,000           5,262,627               5,296,693
11/30/1996              5,615,000           5,537,365               5,697,071
12/31/1996              5,511,545           5,450,953               5,584,212
01/31/1997              5,743,214           5,661,975               5,933,113
02/28/1997              5,775,539           5,694,243               5,979,629
03/31/1997              5,591,600           5,528,617               5,733,926
04/30/1997              5,846,009           5,759,756               6,076,241
05/31/1997              6,089,593           5,991,928               6,446,163
06/30/1997              6,275,398           6,181,439               6,734,951
07/31/1997              6,659,382           6,543,230               7,270,851
08/31/1997              6,423,506           6,300,974               6,863,537
09/30/1997              6,659,150           6,545,208               7,239,453
10/31/1997              6,565,126           6,452,023               6,997,656
11/30/1997              6,736,582           6,643,106               7,321,577
12/31/1997              6,843,897           6,738,297               7,447,289
01/31/1998              6,937,730           6,817,616               7,529,656
02/28/1998              7,213,362           7,110,452               8,072,694
03/31/1998              7,459,339           7,338,829               8,486,097
04/30/1998              7,524,460           7,398,449               8,571,467
05/31/1998              7,447,498           7,350,213               8,424,124
06/30/1998              7,662,852           7,554,287               8,766,312
07/31/1998              7,621,044           7,512,443               8,672,951
08/31/1998              6,904,331           6,909,658               7,419,015
09/30/1998              7,310,278           7,239,956               7,894,278
10/31/1998              7,639,840           7,577,983               8,536,398
11/30/1998              7,885,513           7,870,767               9,053,789
12/31/1998              8,189,101           8,152,341               9,575,468
01/31/1999              8,385,168           8,380,174               9,975,915
02/28/1999              8,117,209           8,165,384               9,665,863
03/31/1999              8,381,044           8,379,502              10,052,594
04/30/1999              8,584,658           8,584,843              10,441,931
05/31/1999              8,407,317           8,433,153              10,195,398
06/30/1999              8,726,038           8,703,230              10,761,242
07/31/1999              8,533,893           8,525,380              10,425,276
08/31/1999              8,507,390           8,498,358              10,373,348
09/30/1999              8,424,034           8,398,023              10,089,329
10/31/1999              8,758,321           8,729,273              10,727,781
11/30/1999              8,845,236           8,835,503              10,945,877
12/31/1999              9,136,140           9,130,707              11,590,589
01/31/2000              8,743,572           8,843,606              11,008,477
02/29/2000              8,679,333           8,785,846              10,799,892
03/31/2000              9,223,089           9,347,855              11,856,445
04/30/2000              9,014,128           9,168,382              11,499,685
05/31/2000              8,956,484           9,053,818              11,263,711
06/30/2000              9,091,403           9,263,069              11,541,362
07/31/2000              9,061,838           9,209,778              11,360,855
08/31/2000              9,475,755           9,606,384              12,066,477
09/30/2000              9,143,966           9,326,269              11,429,488
10/31/2000              9,143,966           9,327,285              11,381,141
11/30/2000              8,868,006           8,947,092              10,483,895
12/31/2000              8,978,129           9,039,710              10,535,118
01/31/2001              9,226,409           9,291,280              10,908,904
02/28/2001              8,777,903           8,815,348               9,914,230
03/31/2001              8,457,009           8,497,979               9,286,164

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/01/1996, the first full month following the Fund's Institutional Class inception on 6/28/1996, compared to a static 60/40 blend of the Standard and Poor's 500 Index and the Lehman Brothers Aggregate Bond Index, and the S&P 500 Index, each an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 6/30/1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the 12-month period ended March 31, 2001, the Fund's Institutional
     Class shares returned -8.31% versus -9.09% for the Fund's benchmark, a blend of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Index (LBAG).

 .    A slight underweighting to equities was a positive as the S&P 500 returned
     -21.68% compared to 12.53% for the LBAG.

 .    The Federal Reserve raised interest rates in the April-June period of 2000, and held them steady through year end. With a rapidly slowing economy, the Fed eased on three occasions for a total of 1.50% in the January-March quarter.

 .    The equity allocation, employing PIMCO's StocksPLUS Fund, outperformed the
     S&P 500 mainly due to the fall in rates in late 2000 and 2001, and attractive yields on corporates and mortgages.

 .    The fixed income allocation, utilizing the PIMCO Total Return Fund outperformed the LBAG due to a longer-than-benchmark duration, an underweight in corporates and an overweight in mortgages.

                                        3.31.01 | PIMCO Funds Annual Report   23

PIMCO Convertible Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Seeks maximum total return, consistent with prudent investment management

Portfolio:
Primarily convertible securities

Duration:
1.3 years

Total Net Assets:
$91.7 million

Sector Breakdown:*

                                    [GRAPH]

                     Convertible Bonds & Notes      60.5%
                     Convertible Preferred Stock    36.7%
                     Other                           2.8%

Quality Breakdown:*

                                    [GRAPH]

                                 AA      8.6%
                                  A     30.9%
                                BBB     38.8%
                                 BB     12.2%
                                  B      9.5%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                                  First Boston     Lipper
                  Inst'l Class            Admin. Class            Convertible      Convertible Securities
                  (Incep. 3/31/1999)      (Incep. 8/01/2000)      Bond Index       Fund Average
---------------------------------------------------------------------------------------------------------
1 Year               -23.00%                       --              -18.84%              -15.31%
Since Inception       11.21%*                  -16.25%                 --                   --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                               CONVERTIBLE FUND

                                 Convertible              First Boston
  MONTH                          Fund                     Convertible Bond Index
--------------------------------------------------------------------------------
03/31/1999                       5,000,000                5,000,000
04/30/1999                       5,240,000                5,202,500
05/31/1999                       5,335,000                5,154,637
06/30/1999                       5,625,000                5,376,802
07/31/1999                       5,640,000                5,305,828
08/31/1999                       5,630,000                5,321,746
09/30/1999                       5,685,000                5,335,582
10/31/1999                       5,915,000                5,520,194
11/30/1999                       6,350,000                5,944,144
12/31/1999                       7,109,943                6,847,654
01/31/2000                       7,257,010                6,744,254
02/29/2000                       8,032,917                7,452,401
03/31/2000                       8,032,816                7,292,174
04/30/2000                       7,497,974                6,936,316
05/31/2000                       7,258,568                6,564,529
06/30/2000                       7,620,361                6,991,223
07/31/2000                       7,400,886                6,780,089
08/31/2000                       7,967,437                7,301,477
09/30/2000                       7,872,203                7,197,796
10/31/2000                       7,507,607                6,867,108
11/30/2000                       6,567,872                6,035,501
12/31/2000                       7,055,087                6,311,504
01/31/2001                       7,240,032                6,681,615
02/28/2001                       6,451,298                6,169,406
03/31/2001                       6,185,149                5,918,311


Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/31/1999, the Fund's Institutional Class inception date, compared to the First Boston Convertible Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 8/01/2000. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Convertible Fund Institutional Class shares returned -23.00% for the
     12-month period ended March 31, 2001 underperforming the First Boston Convertible Securities Index return of -18.84%.

 .    The Technology and Telecommunications sectors accounted for substantially all of the Fund's underperformance as these sectors imploded in the face of recession fears and reduced investment spending.

 .    An overweight to investment grade convertibles was positive as investors sought the downside protection offered by higher quality issues.

 .    The utility and energy sectors boosted performance as these sectors benefited from supply driven bottlenecks and higher natural gas prices.

 .    The Fund's lower than Index delta, or sensitivity to price movements in the underlying stock prices, helped returns amid sharp declines in the global equity markets.

 .    The use of a proprietary valuation model added to returns as security mispricing and relative value among different issues enhanced security selection.

24   PIMCO Funds Annual Report | 3.31.01

PIMCO European Convertible Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with prudent investment management

Portfolio:
Primarily European convertible securities

Duration:
1.5 years

Total Net Assets:
$5.0 million

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
Sector Breakdown:*

                                    [GRAPH]

                      Convertible Bonds & Notes    69.8%
                      Short-Term Instruments       24.8%
                      Other                         5.4%

Quality Breakdown:*

                                    [GRAPH]

                                  AAA   28.6%
                                   AA   22.1%
                                    A   30.1%
                                  BBB   19.2%

*% of Total Investments as of March 31, 2001

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The Fund commenced operations on 11/30/2000. The total return performance since inception was 0.10%. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The European Convertible Fund's investment objective is to seek maximum total return, consistent with prudent investment management.

 .    The Fund commenced operations on November 30, 2000.

 .    The Fund's benchmark is the Warburg Dillon Reed Euro Convertible Index.

 .    Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its assets in a diversified portfolio of European convertible securities.

 .    European convertible securities include any convertible security issued by, or convertible into, an issuer located in any European country.

 .    The Fund may invest its assets in securities denominated in any currency and may invest up to 35% of its assets in non-European issuers.

 .    The Fund had an average AA- credit quality at March 31, 2001.

                                        3.31.01 | PIMCO Funds Annual Report   25

PIMCO StocksPLUS Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Total return which exceeds that of the S&P 500 Index

Portfolio:
Primarily S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities

Duration:
1.1 years

Total Net Assets:
$1.0 billion

Sector Breakdown:*

                                    [GRAPH]

                     Mortgage-Backed Securities      49.7%
                     Corporate Bonds & Notes         19.1%
                     U.S. Treasury Obligations        8.7%
                     Sovereign Issues                 7.6%
                     Short-Term Instruments           6.7%
                     Asset-Backed Securities          6.3%
                     Other                            1.9%

Quality Breakdown:*

                                    [GRAPH]

                                 AAA    74.0%
                                  AA     6.4%
                                   A     3.4%
                                 BBB    11.2%
                                  BB     5.0%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                 Inst'l Class             Admin. Class                         Lipper Large-Cap
                 (Incep. 5/14/1993)      (Incep. 1/07/1997)   S&P 500 Index    Core Fund Average
------------------------------------------------------------------------------------------------
1 Year                 -20.93%               -21.21%            -21.68%            -22.12%
3 Years*                 3.10%                 2.71%              3.05%              1.88%
5 Years*                14.11%                   --              14.18%             11.64%
Since Inception*        15.92%                11.75%                --                 --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                                STOCKSPLUS FUND

                             StocksPLUS                   S&P 500
  MONTH                      Fund                         Index
--------------------------------------------------------------------------------
05/31/1993                    5,000,000                   5,000,000
06/30/1993                    5,027,261                   5,014,650
07/31/1993                    5,017,471                   4,994,491
08/31/1993                    5,208,380                   5,183,982
09/30/1993                    5,157,774                   5,144,221
10/31/1993                    5,271,731                   5,250,655
11/30/1993                    5,212,275                   5,200,616
12/31/1993                    5,306,421                   5,263,492
01/31/1994                    5,480,662                   5,442,451
02/28/1994                    5,311,701                   5,294,743
03/31/1994                    5,077,284                   5,063,892
04/30/1994                    5,141,283                   5,128,811
05/31/1994                    5,237,282                   5,212,974
06/30/1994                    5,126,078                   5,085,204
07/31/1994                    5,325,725                   5,252,202
08/31/1994                    5,568,540                   5,467,543
09/30/1994                    5,473,357                   5,333,861
10/31/1994                    5,561,106                   5,453,713
11/30/1994                    5,391,092                   5,255,089
12/31/1994                    5,461,225                   5,333,022
01/31/1995                    5,612,304                   5,471,307
02/28/1995                    5,864,102                   5,684,524
03/31/1995                    6,023,776                   5,852,274
04/30/1995                    6,219,204                   6,024,624
05/31/1995                    6,500,850                   6,265,428
06/30/1995                    6,643,179                   6,410,974
07/31/1995                    6,854,074                   6,623,561
08/31/1995                    6,900,939                   6,640,187
09/30/1995                    7,193,848                   6,920,403
10/31/1995                    7,181,918                   6,895,697
11/30/1995                    7,527,891                   7,198,418
12/31/1995                    7,673,723                   7,337,059
01/31/1996                    7,949,045                   7,586,813
02/29/1996                    7,970,224                   7,657,142
03/31/1996                    8,076,117                   7,730,881
04/30/1996                    8,177,430                   7,844,834
05/31/1996                    8,365,584                   8,047,152
06/30/1996                    8,445,187                   8,077,812
07/31/1996                    8,052,904                   7,720,934
08/31/1996                    8,223,140                   7,883,768
09/30/1996                    8,704,242                   8,327,467
10/31/1996                    8,981,877                   8,557,139
11/30/1996                    9,649,702                   9,203,973
12/31/1996                    9,444,046                   9,021,642
01/31/1997                   10,025,985                   9,585,314
02/28/1997                   10,100,806                   9,660,463
03/31/1997                    9,646,437                   9,263,515
04/30/1997                   10,244,078                   9,816,546
05/31/1997                   10,892,224                  10,414,178
06/30/1997                   11,344,245                  10,880,733
07/31/1997                   12,278,977                  11,746,513
08/31/1997                   11,616,167                  11,088,473
09/30/1997                   12,220,454                  11,695,789
10/31/1997                   11,832,913                  11,305,149
11/30/1997                   12,315,186                  11,828,465
12/31/1997                   12,546,229                  12,031,560
01/31/1998                   12,716,721                  12,164,629
02/28/1998                   13,569,183                  13,041,941
03/31/1998                   14,253,076                  13,709,819
04/30/1998                   14,425,043                  13,847,740
05/31/1998                   14,141,803                  13,609,698
06/30/1998                   14,691,669                  14,162,524
07/31/1998                   14,528,428                  14,011,693
08/31/1998                   12,314,475                  11,985,882
09/30/1998                   13,256,889                  12,753,698
10/31/1998                   14,302,676                  13,791,084
11/30/1998                   15,122,901                  14,626,961
12/31/1998                   16,099,828                  15,469,767
01/31/1999                   16,648,553                  16,116,712
02/28/1999                   16,088,153                  15,615,805
03/31/1999                   16,768,984                  16,240,593
04/30/1999                   17,436,465                  16,869,592
05/31/1999                   16,979,768                  16,471,301
06/30/1999                   17,970,000                  17,385,458
07/31/1999                   17,379,659                  16,842,684
08/31/1999                   17,285,204                  16,758,790
09/30/1999                   16,909,003                  16,299,940
10/31/1999                   17,981,456                  17,331,400
11/30/1999                   18,279,360                  17,683,747
12/31/1999                   19,341,400                  18,725,320
01/31/2000                   18,343,134                  17,784,881
02/29/2000                   18,065,838                  17,447,899
03/31/2000                   19,758,181                  19,154,826
04/30/2000                   19,143,792                  18,578,458
05/31/2000                   18,752,817                  18,197,228
06/30/2000                   19,218,094                  18,645,789
07/31/2000                   18,978,573                  18,354,169
08/31/2000                   20,246,629                  19,494,147
09/30/2000                   19,133,350                  18,465,051
10/31/2000                   19,047,934                  18,386,944
11/30/2000                   17,610,085                  16,937,386
12/31/2000                   17,751,217                  17,020,141
01/31/2001                   18,440,436                  17,624,015
02/28/2001                   16,740,362                  16,017,058
03/31/2001                   15,622,296                  15,002,377

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the invest-ment of $5,000,000 on 6/01/1993, the first full month following the Fund's Institutional Class inception on 5/14/1993, compared to the Standard and Poor's 500 Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/07/1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    After posting double-digit twelve-month returns for the past six years in an unprecedented equity bull market, the S&P 500 Index fell substantially over the past twelve months, returning a negative 21.68%.

 .    Despite volatile equity and fixed income markets, the StocksPLUS Fund outperformed the S&P 500 Index after fees.

 .    Short-term interest rates declined substantially as a result of anticipated and realized Federal Reserve easing. As such, the extended duration of the StocksPLUS Fund enhanced relative performance.

 .    Although spreads widened in conjunction with increased prepayment risk, mortgage holdings boosted returns due to the high quality and attractive yields provided by these issues.

 .    Corporate performance was mixed with higher quality issues adding to performance and lower quality issues detracting as heightened credit concerns associated with the slowing economy led to adverse price performance.

26   PIMCO Funds Annual Report | 3.31.01

PIMCO Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
High current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.

Portfolio:
Primarily intermediate and long-term maturity municipal securities (exempt from federal income tax)

Duration:
7.2 years

Total Net Assets:
$80.1 million

Sector Breakdown:*

                                    [GRAPH]

                        Municipal Bonds & Notes   99.3%
                        Other                      0.7%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       53.1%
                                 AA       13.6%
                                  A        6.8%
                                BBB       18.7%
                                 BB        7.8%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                                                                  Lehman Brothers       Lipper General
                  Inst'l Class             Admin. Class           General Municipal     Municipal
                  (Incep. 12/31/1997)      (Incep. 9/30/1998)     Bond Index            Debt Fund Average
---------------------------------------------------------------------------------------------------------
1 Year                   11.13%                  10.86%                10.93%                9.91%
3 Years*                  4.98%                     --                  5.59%                4.04%
Since Inception*          4.85%                   3.68%                   --                   --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                              MUNICIPAL BOND FUND

                                                          Lehman Brothers
                             Municipal                    General Municipal
   MONTH                     Bond Fund                    Bond Index
--------------------------------------------------------------------------------
12/31/1997                   5,000,000                    5,000,000
01/31/1998                   5,058,771                    5,051,500
02/28/1998                   5,035,172                    5,053,016
03/31/1998                   5,039,379                    5,057,562
04/30/1998                   5,006,296                    5,034,805
05/31/1998                   5,105,540                    5,114,354
06/30/1998                   5,122,719                    5,134,299
07/31/1998                   5,128,447                    5,147,137
08/31/1998                   5,223,548                    5,226,915
09/30/1998                   5,293,484                    5,292,252
10/31/1998                   5,282,938                    5,292,252
11/30/1998                   5,296,412                    5,310,775
12/31/1998                   5,302,933                    5,324,053
01/31/1999                   5,373,214                    5,387,409
02/28/1999                   5,338,814                    5,363,705
03/31/1999                   5,343,842                    5,371,213
04/30/1999                   5,354,304                    5,384,642
05/31/1999                   5,314,853                    5,353,412
06/30/1999                   5,217,784                    5,276,322
07/31/1999                   5,228,509                    5,295,317
08/31/1999                   5,173,421                    5,252,953
09/30/1999                   5,166,761                    5,255,056
10/31/1999                   5,100,796                    5,198,299
11/30/1999                   5,153,694                    5,253,401
12/31/1999                   5,105,896                    5,214,003
01/31/2000                   5,076,823                    5,191,581
02/29/2000                   5,130,397                    5,251,804
03/31/2000                   5,247,153                    5,366,818
04/30/2000                   5,221,693                    5,335,153
05/31/2000                   5,198,809                    5,307,409
06/30/2000                   5,317,548                    5,448,053
07/31/2000                   5,383,204                    5,523,778
08/31/2000                   5,469,026                    5,608,845
09/30/2000                   5,465,577                    5,579,681
10/31/2000                   5,517,329                    5,640,499
11/30/2000                   5,504,367                    5,683,366
12/31/2000                   5,631,212                    5,823,744
01/31/2001                   5,682,823                    5,881,401
02/28/2001                   5,767,136                    5,900,221
03/31/2001                   5,831,025                    5,953,323

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers General Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/30/1998.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    From March 31, 2000 to March 31, 2001 the Fund gained 11.13%, exceeding by
     0.2% the return of its benchmark, the Lehman Brothers General Municipal Bond Index.

 .    The Fund maintained a below-benchmark duration for most of this year, detracting from performance due to the overall decline in municipal yields.

 .    The municipal yield curve steepened over the fiscal year as shorter term yields fell by nearly 1.00% while longer-term yields fell by 0.40% to 0.50%.

 .    Underweighting shorter-maturity bonds during the latter half of the fiscal year detracted from returns as short-term yields dropped the most in response to Fed easing.

 .    The Fund maintained a high AA average credit quality during the fiscal year, which modestly benefited returns amid a heightened investor focus on credit quality.

 .    Favorable security selection, involving longer-term discount revenue bonds, contributed to relative performance.

 .    The SEC yield after fees was 4.34%, or a fully tax adjusted 7.19% under a federal tax rate of 39.6%.

                                        3.31.01 | PIMCO Funds Annual Report   27

PIMCO Short Duration Municipal Income Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Seeks high current income exempt from federal income tax, consistent with preservation of capital

Portfolio:
Primarily short and intermediate maturity municipal securities (exempt from federal income tax)

Duration:
1.9 years

Total Net Assets:
$13.7 million

Sector Breakdown:*

                                    [GRAPH]

                     Municipal Bonds & Notes        99.8%
                     Other                           0.2%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       48.3%
                                 AA       23.5%
                                  A        5.0%
                                BBB       23.2%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001


                  Inst'l Class          Lehman Brothers 1-Year    Lipper Short Municipal
                  (Incep. 8/31/1999)    Municipal Bond Index      Debt Fund Average
----------------------------------------------------------------------------------------
1 Year                  6.22%                   6.32%                   6.00%
Since Inception*        5.32%                     --                      --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                     SHORT DURATION MUNICIPAL INCOME FUND

                             Short Duration               Lehman Brothers
                             Municipal Income             1-Year Municipal
   MONTH                     Fund                         Bond Index
--------------------------------------------------------------------------------
08/31/1999                   5,000,000                    5,000,000
09/30/1999                   5,015,118                    5,012,000
10/31/1999                   5,026,688                    5,023,025
11/30/1999                   5,043,155                    5,038,597
12/31/1999                   5,056,562                    5,042,629
01/31/2000                   5,077,025                    5,061,792
02/29/2000                   5,086,181                    5,076,977
03/31/2000                   5,109,575                    5,098,804
04/30/2000                   5,117,236                    5,111,043
05/31/2000                   5,126,760                    5,119,223
06/30/2000                   5,161,314                    5,161,199
07/31/2000                   5,188,759                    5,190,100
08/31/2000                   5,219,335                    5,216,569
09/30/2000                   5,245,011                    5,228,047
10/31/2000                   5,280,167                    5,252,619
11/30/2000                   5,294,485                    5,272,582
12/31/2000                   5,350,202                    5,312,122
01/31/2001                   5,379,572                    5,375,336
02/28/2001                   5,406,064                    5,393,077
03/31/2001                   5,427,510                    5,421,120

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date compared to the Lehman Brothers 1-Year Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    Over the fiscal year ended March 31, 2001, the Fund gained 6.22% versus
     6.32% for the benchmark Lehman Brother's 1-Year Municipal Bond Index.

 .    Short-term municipal yields fell over the fiscal year by more than 1.00% in reaction to Fed easing and a slowing U.S. economy.

 .    The Fund's duration was managed to be above that of the benchmark, improving returns as municipal interest rates dropped substantially.

 .    A broader-than-Index maturity structure, including holding above-Index maturities, reduced relative returns as shorter maturity yields fell more.

 .    Security selection, including allocations to insured bonds and inflation-indexed municipal bonds, boosted relative returns.

 .    The Fund maintained a high weighted average credit quality throughout the fiscal year, improving returns, as higher-rated credits generally outperformed.

 .    The Fund's SEC yield after fees as of March 31, 2001 was 3.61%, or a fully tax-adjusted 5.98% under a federal income tax rate of 39.60%.

28   PIMCO Funds Annual Report | 3.31.01

PIMCO California Intermediate
                   Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective

Portfolio:
Primarily intermediate maturity municipal securities (exempt from federal and California income tax)

Duration:
6.7 years

Total Net Assets:
$118.5 million

Sector Breakdown:*

                                    [GRAPH]

                     Municipal Bonds & Notes        99.6%
                     Other                           0.4%

Quality Breakdown:*

                                    [GRAPH]

                            AAA              52.4%
                             AA              23.8%
                              A               8.1%
                            BBB              10.6%
                             BB               5.1%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2001

                                          Lehman Brothers    Lipper California
                     Inst'l       Admin.    Intermediate       Intermediate
                      Class       Class      California          Municipal
                     (Incep.     (Incep.  Insured Municipal  Debt Fund Average
                    8/31/1999)  9/07/1999)   Bond Index
--------------------------------------------------------------------------------
1 Year                10.60%      10.36%       9.29%                8.98%
Since Inception*       8.68%       8.36%         --                   --
* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001 $5,000,000 invested at inception

                                    [GRAPH]

                  CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND


  MONTH       California Intermed.          Lehman Brothers
              Municipal Bond Fund        Intermed. California
                                      Insured Municipal Bond Index

=             =                       =

08/31/1999         5,000,000                    5,000,000
09/30/1999         5,035,313                    5,031,999
10/31/1999         4,998,038                    4,998,789
11/30/1999         5,040,593                    5,039,779
12/31/1999         5,018,422                    4,993,413
01/31/2000         5,034,390                    5,021,873
02/29/2000         5,066,955                    5,049,494
03/31/2000         5,158,118                    5,123,722
04/30/2000         5,145,459                    5,084,783
05/31/2000         5,170,144                    5,098,512
06/30/2000         5,268,173                    5,213,226
07/31/2000         5,337,733                    5,284,647
08/31/2000         5,414,917                    5,367,088
09/30/2000         5,398,442                    5,336,498
10/31/2000         5,433,154                    5,367,982
11/30/2000         5,459,904                    5,392,140
12/31/2000         5,550,991                    5,478,411
01/31/2001         5,641,724                    5,575,925
02/28/2001         5,650,896                    5,574,812
03/31/2001         5,704,668                    5,599,899


Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date compared to the Lehman Brothers Intermediate California Insured Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/07/1999.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the year ended March 31, 2001, the Fund returned 10.60%, outperforming the 9.29% of the benchmark Lehman Brothers Intermediate California Insured Municipal Bond Index.
 .    Over the fiscal year, the California municipal yield curve steepened modestly as shorter-maturity yields fell by as much as 0.80% while longer-maturity yields dropped by 0.50% to 0.60%.
 .    The Fund's management maintained an above benchmark duration, improving the
     Fund's performance as California municipal yields declined for all maturities.
 .    Overweighting long-maturity bonds detracted marginally from returns as long-maturity yields dropped less than intermediate-maturity yields.
 .    The Fund's management maintained an average AA credit quality during the past fiscal year, which benefited returns as investors required higher credit premiums on lower quality bonds.
 .    Allocations to non-California bonds, also qualifying for California income tax exemption, improved returns as California debt underperformed non-California debt in the latter half of the fiscal year in reaction to the California energy crisis.
 .    Individual security selection, especially longer-term insured bonds, contributed to above-benchmark returns.
 .    The SEC yield after fees was 4.42%, or a fully tax adjusted 8.07% under a federal tax rate of 39.60% and a California tax rate of 9.30%.

                                          3.31.01 | PIMCO Funds Annual Report 29

PIMCO California Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective

Portfolio:
Primarily intermediate to long-term maturity municipal securities (exempt from federal and California income tax)

Duration:
7.0 years

Total Net Assets:
$12.7 million

Sector Breakdown:*

                                    [GRAPH]

                     Municipal Bonds & Notes        98.2%
                     Other                           1.8%

Quality Breakdown:*

                                    [GRAPH]

                             AAA            60.6%
                              AA            21.8%
                               A             4.2%
                             BBB             8.0%
                              BB             5.4%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2001
                                       Lehman             Lipper
                                     California         California
                       Inst'l Class    Insured           Municipal
                         (Incep.      Municipal          Debt Fund
                        5/16/2000)      Index             Average
--------------------------------------------------------------------------------
6 Months                   6.35%         5.88%             5.61%
Since Inception           12.49%           --                --

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                        California Municipal Bond Fund

                           California Municipal        Lehman California Insured
  MONTH                    Bond Fund                   Municipal Index
--------------------------------------------------------------------------------
05/31/2000                 5,000,000                   5,000,000
06/30/2000                 5,104,932                   5,160,502
07/31/2000                 5,176,634                   5,237,387
08/31/2000                 5,249,866                   5,357,327
09/30/2000                 5,237,446                   5,328,931
10/31/2000                 5,268,264                   5,372,632
11/30/2000                 5,299,674                   5,415,073
12/31/2000                 5,409,493                   5,535,288
01/31/2001                 5,493,367                   5,587,321
02/28/2001                 5,532,919                   5,596,818
03/31/2001                 5,569,930                   5,642,153

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/2000, the first full month following the Fund's Institutional Class inception on 5/16/2000, compared to the Lehman California Insured Municipal Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The California Municipal Bond Fund returned 12.49% over the period from inception through the fiscal year-end at March 31, 2001.
 .    The Fund outperformed its benchmark, the Lehman Insured California
     Municipal Index, 6.35% versus 5.88% for the six-month period ended March
     31, 2001.
 .    For the measurement period of June 2000 to March 2001, California yields fell for all maturities with shorter-term yields dropping by up to 1.40% in reaction to Federal Reserve easing.
 .    An overweighting of intermediate maturities was positive for relative performance as intermediate California yields decreased more than long maturity yields.
 .    Non-California positions, especially Puerto Rico paper qualifying for
     California tax exemption, improved returns as the California market generally underperformed non-California debt during the latter half of the Fund's fiscal year.
 .    The Fund maintained a high AA+ average credit quality, which assisted returns as higher-rated California debt had greater returns than lower-rated debt during the fiscal year.
 .    As of March 31, 2001 the Fund's duration was 7.0 years versus 8.7 years for benchmark.

30 PIMCO Funds Annual Report | 3.31.01

PIMCO New York Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective

Portfolio:
Primarily intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)

Duration:
5.4 years

Total Net Assets:
$4.1 million

Sector Breakdown:*

                                    [GRAPH]

                        Municipal Bonds & Notes   91.8%
                        Short-Term Instruments     8.2%

Quality Breakdown:*

                                    [GRAPH]

                            AAA              35.1%
                             AA              20.3%
                              A              15.5%
                            BBB              29.1%

*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2001

                              Lehman Brothers   Lehman Brothers  Lipper New York
                     Inst'l       New York        Intermediate     Intermediate
                      Class        Insured          New York         Municipal
                     (Incep.    Municipal Bond  Insured Municipal    Debt Fund
                    8/31/1999)      Index          Bond Index         Average
--------------------------------------------------------------------------------
1 Year                12.77%        12.13%           10.73%            9.91%
Since Inception*       9.20%           --               --               --
* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                         NEW YORK MUNICIPAL BOND FUND

                                       Lehman Bros.       Lehman Bros.
                                       NY Insured         Intermediate NY
                NY                     Municipal Bond     Insured Municipal Bond
    MONTH       Muni. Bond Fund        Index              Index
--------------------------------------------------------------------------------
08/31/1999      5,000,000              5,000,000          5,000,000
09/30/1999      5,019,710              4,993,502          5,015,500
10/31/1999      4,980,249              4,924,089          4,991,426
11/30/1999      5,025,490              4,993,028          5,030,857
12/31/1999      5,006,999              4,941,600          5,009,727
01/31/2000      4,983,454              4,912,940          4,991,693
02/29/2000      5,015,826              4,986,631          5,018,647
03/31/2000      5,096,773              5,113,293          5,091,418
04/30/2000      5,067,630              5,064,206          5,073,089
05/31/2000      5,050,517              5,039,895          5,057,871
06/30/2000      5,174,063              5,203,693          5,181,281
07/31/2000      5,232,730              5,272,379          5,249,674
08/31/2000      5,340,170              5,365,700          5,325,796
09/30/2000      5,349,497              5,332,434          5,306,090
10/31/2000      5,415,568              5,400,156          5,353,314
11/30/2000      5,449,805              5,447,140          5,381,687
12/31/2000      5,558,734              5,617,632          5,496,316
01/31/2001      5,634,983              5,665,942          5,588,105
02/28/2001      5,675,787              5,671,042          5,580,841
03/31/2001      5,747,731              5,733,422          5,637,763

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date compared to the Lehman Brothers New York Insured Municipal Bond Index and the Lehman Brothers Intermediate New York Insured Municipal Bond Index, each an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. We will no longer compare the Fund to the Lehman Brothers Intermediate New York Insured Municipal Bond Index since the Lehman Brothers Intermediate New York Insured Municipal Bond Index is not a comparable New York municipal index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the year ending March 31, 2001, the Fund returned 12.77%, outperforming the 12.13% return of the Lehman Brothers New York Insured Municipal Bond Index.
 .    A shorter-than-benchmark duration detracted from returns as New York municipal yields fell throughout the fiscal year.
 .    Overweighting shorter-maturity bonds improved relative performance as yield decreases were greater for shorter-maturity New York municipal bonds.
 .    The Fund maintained a high credit quality of AA- or greater throughout the fiscal year, which boosted returns modestly as higher-rated bonds outperformed.
 .    Intermediate insured municipals, especially state general obligation issues, with call protection added to returns due to ratings upgrades.
 .    As of March 31, 2001, the SEC yield after fees was 4.18%, or a tax-adjusted
     7.43%, assuming a federal tax rate of 39.60% and a New York state tax rate of 6.85%.

                                          3.31.01 | PIMCO Funds Annual Report 31

Financial Highlights - Institutional Classes

                                                                          Net
                                                                          Realized/
                                                              Net         Unrealized   Total        Dividends   Dividends in
                                                  Net Asset   Investment  Gain         Income from  from Net    Excess of Net
                                                  Beginning   Income      (Loss) on    Investment   Investment  Investment
Selected Per Share Data for the Year or           of Period   (Loss)      Investments  Operations   Income      Income
Period Ended:

Total Return Fund
   Institutional Class
   03/31/2001                                       $   9.96  $ 0.67 (a)   $ 0.56 (a)  $   1.23    $ (0.65)    $   (0.02)
   03/31/2000                                          10.36    0.63 (a)    (0.40)(a)      0.23      (0.60)        (0.03)
   03/31/1999                                          10.62    0.63 (a)     0.16 (a)      0.79      (0.63)         0.00
   03/31/1998                                          10.27    0.64 (a)     0.62 (a)      1.26      (0.62)        (0.02)
   03/31/1997                                          10.29    0.68        (0.02)         0.66      (0.66)        (0.02)
   Administrative Class
   03/31/2001                                           9.96    0.64 (a)     0.56 (a)      1.20      (0.62)        (0.02)
   03/31/2000                                          10.36    0.61 (a)    (0.41)(a)      0.20      (0.58)        (0.02)
   03/31/1999                                          10.62    0.61 (a)     0.16 (a)      0.77      (0.61)         0.00
   03/31/1998                                          10.27    0.61 (a)     0.63 (a)      1.24      (0.60)        (0.02)
   03/31/1997                                          10.29    0.66 (a)    (0.02)(a)      0.64      (0.64)        (0.02)

Total Return Fund II
   Institutional Class
   03/31/2001                                       $   9.67  $ 0.62 (a)   $ 0.60 (a)  $   1.22    $ (0.61)    $   (0.01)
   03/31/2000                                          10.11    0.58 (a)    (0.44)(a)      0.14      (0.58)         0.00
   03/31/1999                                          10.26    0.59 (a)     0.17 (a)      0.76      (0.59)         0.00
   03/31/1998                                           9.85    0.63 (a)     0.52 (a)      1.15      (0.60)        (0.03)
   03/31/1997                                           9.89    0.61        (0.02)         0.59      (0.62)        (0.01)
   Administrative Class
   03/31/2001                                           9.67    0.59 (a)     0.60 (a)      1.19      (0.58)        (0.01)
   03/31/2000                                          10.11    0.55 (a)    (0.44)(a)      0.11      (0.55)         0.00
   03/31/1999                                          10.26    0.56 (a)     0.17 (a)      0.73      (0.56)         0.00
   03/31/1998                                           9.85    0.60 (a)     0.52 (a)      1.12      (0.57)        (0.03)
   03/31/1997                                           9.89    0.59        (0.02)         0.57      (0.60)        (0.01)

Total Return Fund III
   Institutional Class
   03/31/2001                                       $   8.74  $ 0.57 (a)   $ 0.45 (a)  $   1.02    $ (0.56)    $   (0.01)
   03/31/2000                                           9.27    0.55 (a)    (0.53)(a)      0.02      (0.54)        (0.01)
   03/31/1999                                           9.55    0.57 (a)     0.20 (a)      0.77      (0.56)         0.00
   03/31/1998                                           9.15    0.57 (a)     0.56 (a)      1.13      (0.54)        (0.03)
   03/31/1997                                           9.13    0.55         0.05          0.60      (0.55)        (0.02)
   Administrative Class
   03/31/2001                                           8.74    0.55 (a)     0.45 (a)      1.00      (0.54)        (0.01)
   03/31/2000                                           9.27    0.54 (a)    (0.54)(a)      0.00      (0.52)        (0.01)
   03/31/1999                                           9.55    0.55 (a)     0.20 (a)      0.75      (0.54)         0.00
   04/11/1997 - 03/31/1998                              9.12    0.54 (a)     0.58 (a)      1.12      (0.50)        (0.03)

Moderate Duration Fund
   Institutional Class
   03/31/2001                                       $   9.52  $ 0.64 (a)   $ 0.47 (a)  $   1.11    $ (0.63)    $    0.00

   03/31/2000                                           9.94    0.60 (a)    (0.42)(a)      0.18      (0.58)        (0.02)
   03/31/1999                                          10.14    0.60 (a)     0.07 (a)      0.67      (0.60)         0.00
   03/31/1998                                           9.83    0.38 (a)     0.56 (a)      0.94      (0.60)         0.00
   12/31/1996 - 03/31/1997                             10.00    0.15        (0.17)        (0.02)     (0.15)         0.00

Low Duration Fund
   Institutional Class
   03/31/2001                                       $   9.81  $ 0.68 (a)   $ 0.21 (a)  $   0.89    $ (0.65)    $   (0.02)

   03/31/2000                                          10.10    0.64 (a)    (0.29)(a)      0.35      (0.63)        (0.01)
   03/31/1999                                          10.18    0.65 (a)    (0.02)(a)      0.63      (0.65)         0.00
   03/31/1998                                           9.98    0.65 (a)     0.23 (a)      0.88      (0.63)        (0.02)
   03/31/1997                                           9.95    0.64         0.03          0.67      (0.63)        (0.01)
   Administrative Class
   03/31/2001                                           9.81    0.62 (a)     0.25 (a)      0.87      (0.63)        (0.02)
   03/31/2000                                          10.10    0.61 (a)    (0.29)(a)      0.32      (0.60)        (0.01)
   03/31/1999                                          10.18    0.62 (a)    (0.02)(a)      0.60      (0.62)         0.00
   03/31/1998                                           9.98    0.63 (a)     0.22 (a)      0.85      (0.60)        (0.02)
   03/31/1997                                           9.95    0.62         0.03          0.65      (0.60)        (0.02)

+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Ratio of expenses to average net assets excluding interest expense 0.43%.
(c)  Ratio of expenses to average net assets excluding interest expense 0.68%.
(d)  Ratio of expenses to average net assets exluding interest expense 0.74%.

32   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


Distributions   Distributions
from Net        in Excess of Net    Tax Basis                    Net Asset
Realized        Realized Capital    Return of    Total           Value End     Total     Net Assets End
Capital Gains   Gains               Capital      Distributions   of Period     Return    of Period (000s)
 $   0.00       $    0.00           $   0.00     $  (0.67)       $  10.52       12.80%    $31,746,629
     0.00            0.00               0.00        (0.63)           9.96        2.33      24,900,321
    (0.24)          (0.18)              0.00        (1.05)          10.36        7.60      21,711,396
    (0.27)           0.00               0.00        (0.91)          10.62       12.63      16,484,119
     0.00            0.00               0.00        (0.68)          10.27        6.60      12,528,536

     0.00            0.00               0.00        (0.64)          10.52       12.52      5,353,222
     0.00            0.00               0.00        (0.60)           9.96        2.07      3,233,785
    (0.24)          (0.18)              0.00        (1.03)          10.36        7.33      1,972,984
    (0.27)           0.00               0.00        (0.89)          10.62       12.36        481,730
     0.00            0.00               0.00        (0.66)          10.27        6.34        151,194

 $   0.00       $    0.00           $   0.00     $  (0.62)       $  10.27       13.02%    $1,606,998
     0.00            0.00               0.00        (0.58)           9.67        1.46      1,263,556
    (0.18)          (0.14)              0.00        (0.91)          10.11        7.46        986,690
    (0.11)           0.00               0.00        (0.74)          10.26       11.99        574,587
     0.00            0.00               0.00        (0.63)           9.85        6.15        478,451

     0.00            0.00               0.00        (0.59)          10.27       12.74         77,183
     0.00            0.00               0.00        (0.55)           9.67        1.20         56,755
    (0.18)          (0.14)              0.00        (0.88)          10.11        7.19         54,736
    (0.11)           0.00               0.00        (0.71)          10.26       11.71         15,172
     0.00            0.00               0.00        (0.61)           9.85        5.88          5,304

 $   0.00       $    0.00           $   0.00     $  (0.57)       $   9.19       12.15%    $  868,757
     0.00            0.00               0.00        (0.55)           8.74        0.33        635,592
    (0.24)          (0.25)              0.00        (1.05)           9.27        8.20        488,243
    (0.16)           0.00               0.00        (0.73)           9.55       12.62        365,249
     0.00           (0.01)              0.00        (0.58)           9.15        6.76        193,297

     0.00            0.00               0.00        (0.55)           9.19       11.83         11,223
     0.00            0.00               0.00        (0.53)           8.74        0.08         10,144
    (0.24)          (0.25)              0.00        (1.03)           9.27        7.93          1,867
    (0.16)           0.00               0.00        (0.69)           9.55       12.46            178

 $   0.00       $    0.00           $   0.00     $  (0.63)       $  10.00       12.09%    $  576,911
     0.00            0.00               0.00        (0.60)           9.52        1.86        387,126
    (0.11)          (0.16)              0.00        (0.87)           9.94        6.70        317,400
    (0.03)           0.00               0.00        (0.63)          10.14        9.80        239,152
     0.00            0.00               0.00        (0.15)           9.83       (0.25)        13,458

 $   0.00       $    0.00           $   0.00     $  (0.67)       $  10.03        9.44%    $3,950,592
     0.00            0.00               0.00        (0.64)           9.81        3.56      3,440,455
    (0.01)          (0.05)              0.00        (0.71)          10.10        6.35      3,367,438
    (0.03)           0.00               0.00        (0.68)          10.18        9.00      2,759,531
     0.00            0.00               0.00        (0.64)           9.98        6.97      2,797,001

     0.00            0.00               0.00        (0.65)          10.03        9.17        151,774
     0.00            0.00               0.00        (0.61)           9.81        3.30        118,874
    (0.01)          (0.05)              0.00        (0.68)          10.10        6.09        128,212
    (0.03)           0.00               0.00        (0.65)          10.18        8.73         46,186
     0.00            0.00               0.00        (0.62)           9.98        6.71         23,564


                   Ratio of Net
     Ratio of      Investment
     Expenses to   Income (Loss)
     Average Net   to Average Net   Portfolio
     Assets        Assets           Turnover Rate
     0.49%(b)      6.57%            450%
     0.54(b)       6.25             223
     0.43          5.91             154
     0.43          6.06             206
     0.43          6.60             173

     0.74(c)       6.31             450
     0.79(c)       6.01             223
     0.68          5.52             154
     0.68          5.74             206
     0.68          6.35             173

     0.51%         6.24%            566%
     0.50          5.89             142
     0.50          5.65             213
     0.50          6.15             361
     0.50          6.38             293

     0.76(d)       6.00             566
     0.75          5.56             142
     0.75          5.33             213
     0.75          5.86             361
     0.75          6.13             293

     0.50%         6.46%            581%
     0.50          6.21             186
     0.50          5.85             216
     0.51          5.99             183
     0.51          6.21              90

     0.75          6.12             581
     0.75          6.11             186
     0.75          5.59             216
     0.76+         5.85+            183

     0.45%         6.54%            377%
     0.47          6.16             129
     0.45          5.94             169
     0.45          3.75              96
     0.44+         6.01+             49

     0.49%(b)      6.86%            348%
     0.51(b)       6.40              82
     0.43          6.36             245
     0.43          6.39             309
     0.43          6.46             240

     0.74(c)       6.31             348
     0.75(c)       6.13              82
     0.68          6.09             245
     0.68          6.16             309
     0.68          6.21             240


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 33

                                                                         Net
                                             Net                         Realized/
                                             Asset        Net            Unrealized     Total         Dividends    Dividends
                                             Value        Invesetment    Gain           Income from   from Net     Excess of Net
                                             Beginning    Income         (Loss) on      Investment    Investment   Investment
Selected Per Share Data for the Year or      of Period    (Loss)         Investments    Operations    Income       Income
Period Ended:
Low Duration Fund II
   Institutional Class
   03/31/2001                                $    9.69    $ 0.62 (a)     $ 0.29 (a)     $   0.91      $ (0.61)     $   (0.01)
   03/31/2000                                     9.95      0.58 (a)      (0.27)(a)         0.31        (0.57)          0.00
   03/31/1999                                    10.00      0.58 (a)       0.00 (a)         0.58        (0.58)          0.00
   03/31/1998                                     9.81      0.22 (a)       0.59 (a)         0.81        (0.56)         (0.04)
   03/31/1997                                     9.82      0.62          (0.03)            0.59        (0.58)         (0.02)
   Administrative Class
   03/31/2001                                     9.69      0.59 (a)       0.30 (a)         0.89        (0.59)         (0.01)
   03/31/2000                                     9.95      0.52 (a)      (0.23)(a)         0.29        (0.55)          0.00
   03/31/1999                                    10.00      0.56 (a)       0.00 (a)         0.56        (0.56)          0.00
   02/02/1998 - 03/31/1998                       10.03      0.14 (a)      (0.08)(a)         0.06        (0.08)         (0.01)

Low Duration Fund III
   Institutional Class
   03/31/2001                                $    9.66    $ 0.64 (a)     $ 0.21 (a)     $   0.85      $ (0.63)     $   (0.01)
   03/31/2000                                     9.98      0.61 (a)      (0.32)(a)         0.29        (0.61)          0.00
   03/31/1999                                    10.05      0.60 (a)       0.00 (a)         0.60        (0.60)          0.00
   03/31/1998                                     9.91      0.53 (a)       0.24 (a)         0.77        (0.60)          0.00
   12/31/1996 - 03/31/1997                       10.00      0.15          (0.09)            0.06        (0.15)          0.00
   Administrative Class
   03/31/2001                                     9.66      0.63 (a)       0.20 (a)         0.83        (0.61)         (0.01)
   03/31/2000                                     9.98      0.57 (a)      (0.31)(a)         0.26        (0.58)          0.00
   03/19/1999 - 03/31/1999                        9.97      0.02           0.01             0.03        (0.02)          0.00

Short-Term Fund
   Institutional Class
   03/31/2001                                $    9.95    $ 0.64 (a)     $ 0.10 (a)     $   0.74      $ (0.64)     $    0.00
   03/31/2000                                    10.03      0.59 (a)      (0.08)(a)         0.51        (0.59)          0.00
   03/31/1999                                    10.06      0.57 (a)      (0.02)(a)         0.55        (0.57)          0.00
   03/31/1998                                    10.00      0.62 (a)       0.06 (a)         0.68        (0.60)         (0.01)
   03/31/1997                                     9.92      0.61           0.08             0.69        (0.59)         (0.02)
   Administrative Class
   03/31/2001                                     9.95      0.60 (a)       0.12 (a)         0.72        (0.62)          0.00
   03/31/2000                                    10.03      0.57 (a)      (0.09)(a)         0.48        (0.56)          0.00
   03/31/1999                                    10.06      0.54 (a)      (0.02)(a)         0.52        (0.54)          0.00
   03/31/1998                                    10.00      0.59 (a)       0.07 (a)         0.66        (0.58)         (0.01)
   03/31/1997                                     9.92      0.58           0.08             0.66        (0.57)         (0.01)

Money Market Fund
   Institutional Class
   03/31/2001                                $    1.00    $ 0.06 (a)     $ 0.00 (a)     $   0.06      $ (0.06)    $     0.00
   03/31/2000                                     1.00      0.05 (a)       0.00 (a)         0.05        (0.05)          0.00
   03/31/1999                                     1.00      0.05 (a)       0.00 (a)         0.05        (0.05)          0.00
   03/31/1998                                     1.00      0.05 (a)       0.00 (a)         0.05        (0.05)          0.00
   03/31/1997                                     1.00      0.05           0.00             0.05        (0.05)          0.00
   Administrative Class
   03/31/2001                                     1.00      0.06 (a)       0.00 (a)         0.06        (0.06)          0.00
   03/31/2000                                     1.00      0.05 (a)       0.00 (a)         0.05        (0.05)          0.00
   03/31/1999                                     1.00      0.05 (a)       0.00 (a)         0.05        (0.05)          0.00
   03/31/1998                                     1.00      0.05 (a)       0.00 (a)         0.05        (0.05)          0.00
   03/31/1997                                     1.00      0.05           0.00             0.05        (0.05)          0.00

+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Ratio of expenses to average net assets excluding interest expense 0.50%.
(c)  Ratio of expenses to average net assets excluding interest expense 0.75%.
(d)  Ratio of expenses to average net assets excluding interest expense 0.45%.
(e)  Ratio of expenses to average net assets excluding interest expense 0.70%.

34 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


                Distributions
Distributions   in Excess
from Net        of Net
Realized        Realized       Tax Basis                     Net Asset               Net Assets
Capital         Capital        Return of    Total            Value End     Total     End of
Gains           Gains          Capital      Distributions    of Period     Return    Period (000s)

$   0.00        $    0.00      $   0.00     $  (0.62)        $   9.98      9.74%     $ 636,542
    0.00             0.00          0.00        (0.57)            9.69      3.28        467,997
    0.00            (0.05)         0.00        (0.63)            9.95      5.89        414,463
   (0.02)            0.00          0.00        (0.62)           10.00      8.29        401,204
    0.00             0.00          0.00        (0.60)            9.81      6.33        339,375

    0.00             0.00          0.00        (0.60)            9.98      9.50             82
    0.00             0.00          0.00        (0.55)            9.69      3.01             71
    0.00            (0.05)         0.00        (0.61)            9.95      5.63         22,594
    0.00             0.00          0.00        (0.09)           10.00      0.58             56

$   0.00        $    0.00      $   0.00     $  (0.64)        $   9.87      9.06%     $  42,924
    0.00             0.00          0.00        (0.61)            9.66      2.98         32,349
    0.00            (0.07)         0.00        (0.67)            9.98      6.10         26,549
   (0.03)            0.00          0.00        (0.63)           10.05      7.93         23,896
    0.00             0.00          0.00        (0.15)            9.91      0.58         10,056

    0.00             0.00          0.00        (0.62)            9.87      8.82             11
    0.00             0.00          0.00        (0.58)            9.66      2.71             10
    0.00             0.00          0.00        (0.02)            9.98      0.15              6

$   0.00        $   (0.02)     $   0.00     $  (0.66)        $  10.03      7.65%     $ 524,693
    0.00             0.00          0.00        (0.59)            9.95      5.19        589,203
    0.00            (0.01)         0.00        (0.58)           10.03      5.63        495,752
   (0.01)            0.00          0.00        (0.62)           10.06      7.06        172,846
    0.00             0.00          0.00        (0.61)           10.00      7.12        156,515

    0.00            (0.02)         0.00        (0.64)           10.03      7.40          4,610
    0.00             0.00          0.00        (0.56)            9.95      4.91         15,137
    0.00            (0.01)         0.00        (0.55)           10.03      5.39          3,769
   (0.01)            0.00          0.00        (0.60)           10.06      6.80          5,147
    0.00             0.00          0.00        (0.58)           10.00      6.86          4,513

$   0.00        $    0.00      $   0.00     $  (0.06)        $   1.00      6.20%     $ 135,990
    0.00             0.00          0.00        (0.05)            1.00      5.21        305,016
    0.00             0.00          0.00        (0.05)            1.00      5.14        322,290
    0.00             0.00          0.00        (0.05)            1.00      5.40         55,335
    0.00             0.00          0.00        (0.05)            1.00      5.19         23,497

    0.00             0.00          0.00        (0.06)            1.00      5.94          7,165
    0.00             0.00          0.00        (0.05)            1.00      4.96          9,791
    0.00             0.00          0.00        (0.05)            1.00      4.93          9,273
    0.00             0.00          0.00        (0.05)            1.00      5.12            749
    0.00             0.00          0.00        (0.05)            1.00      4.94             12



               Ratio of Net
 Ratio of      Investment
 Expenses to   Income (Loss)   Portfolio
 Average Net   to Average Net  Turnover
 Assets        Assets          Rate
 0.50%         6.37%           382%
 0.57 (b)      5.88            117
 0.57 (b)      5.79            322
 0.50          5.98            335
 0.51          6.31            237

 0.75          6.06            382
 1.17 (c)      5.30            117
 0.85 (c)      5.47            322
 0.75+         8.53+           335

 0.50%         6.53%           419%
 0.55 (b)      6.20             87
 0.50          5.94            167
 0.50          5.98            307
 0.49+         6.00+           155

 0.75          6.49            419
 0.82 (c)      5.79             87
 0.75+         6.42+           167

 1.01%(d)      6.42%           121%
 0.64 (d)      5.88             38
 0.45          5.66             47
 0.45          6.12             48
 0.47          6.12             77

 1.25 (e)      6.01            121
 0.89 (e)      5.67             38
 0.70          5.37             47
 0.70          5.86             48
 0.72          5.87             77

 0.35%         6.02%           N/A
 0.35          5.04            N/A
 0.35          4.85            N/A
 0.35          5.29            N/A
 0.40          5.08            N/A

 0.60          5.75            N/A
 0.60          4.79            N/A
 0.60          4.44            N/A
 0.60          5.04            N/A
 0.66          4.83            N/A


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 35




                                                                             Net Realized/   Total
                                          Net Asset         Net              Unrealized      Income      Dividends   Dividends in
                                          Value             Investment       Gain            from        from Net    Excess of Net
Selected Per Share Data for the Year      Beginning         Income           (Loss) on       Investment  Investment  Investment
or Period Ended:                          of Period         (Loss)           Investments     Operations  Income      Income

Long-Term U.S. Government Fund
   Institutional Class
      03/31/2001                          $   9.79          $ 0.62 (a)       $ 0.85 (a)      $   1.47    $  (0.61)   $      0.00
      03/31/2000                             10.30            0.61 (a)        (0.50)(a)          0.11       (0.62)          0.00
      03/31/1999                             10.57            0.63 (a)         0.20 (a)          0.83       (0.64)          0.00
      03/31/1998                              9.39            0.52 (a)         1.34 (a)          1.86       (0.62)          0.00
      03/31/1997                              9.96            0.79            (0.35)             0.44       (0.68)          0.00
      Administrative Class
      03/31/2001                              9.79            0.40 (a)         1.05 (a)          1.45       (0.59)          0.00
      03/31/2000                             10.30            0.57 (a)        (0.49)(a)         (0.08)      (0.59)          0.00
      03/31/1999                             10.57            0.60 (a)         0.20 (a)          0.80       (0.61)          0.00
      09/23/1997 - 03/31/1998                10.17            0.26 (a)         0.51 (a)          0.77       (0.31)          0.00

Investment Grade Corporate Bond Fund
      Institutional Class
      04/28/2000 - 03/31/2001             $  10.00          $ 0.72 (a)       $ 0.72 (a)      $   1.44    $  (0.72)   $      0.00

High Yield Fund
      Institutional Class
      03/31/2001                          $  10.22          $ 0.90 (a)       $(0.33)(a)      $   0.57    $  (0.90)   $    (0.01)
      03/31/2000                             11.23            0.94 (a)        (1.01)(a)         (0.07)      (0.93)        (0.01)
      03/31/1999                             11.66            0.95 (a)        (0.43)(a)          0.52       (0.94)        (0.01)
      03/31/1998                             11.10            0.98 (a)         0.65 (a)          1.63       (0.98)         0.00
      03/31/1997                             10.94            0.92             0.34              1.26       (0.97)         0.00
      Administrative Class
      03/31/2001                             10.22            0.88 (a)        (0.33)(a)          0.55       (0.88)        (0.01)
      03/31/2000                             11.23            0.91 (a)        (1.01)(a)         (0.10)      (0.90)        (0.01)
      03/31/1999                             11.66            0.93 (a)        (0.43)(a)          0.50       (0.92)        (0.01)
      03/31/1998                             11.10            0.95 (a)         0.65 (a)          1.60       (0.95)         0.00
      03/31/1997                             10.94            0.85 (a)         0.38 (a)          1.23       (0.94)         0.00

Total Return Mortgage Fund
      Institutional Class
      03/31/2001                          $   9.97          $ 0.63 (a)       $ 0.63 (a)      $   1.26    $  (0.63)    $    0.00
      03/31/2000                             10.19            0.59 (a)        (0.21)(a)          0.38       (0.59)         0.00
      03/31/1999                             10.24            0.58 (a)         0.05 (a)          0.63       (0.58)         0.00
      07/31/1997 - 03/31/1998                10.00            0.41 (a)         0.30 (a)          0.71       (0.46)         0.00

GNMA Fund
   Institutional Class
   03/31/2001                             $   9.89          $ 0.63 (a)       $ 0.60 (a)      $   1.23    $  (0.63)    $    0.00
   03/31/2000                                10.01            0.62 (a)        (0.12)(a)          0.50       (0.62)         0.00
   03/31/1999                                10.13            0.64 (a)        (0.08)(a)          0.56       (0.64)         0.00
   07/31/1997 - 03/31/1998                   10.00            0.43 (a)         0.14 (a)          0.57       (0.42)         0.00

Real Return Bond Fund
   Institutional Class
   03/31/2001                             $   9.92          $ 0.76 (a)       $ 0.60 (a)      $   1.36    $  (0.80)    $    0.00
   03/31/2000                                 9.83            0.68 (a)         0.11 (a)          0.79       (0.68)         0.00
   03/31/1999                                 9.77            0.51 (a)         0.10 (a)          0.61       (0.48)        (0.07)
   03/31/1998                                 9.93            0.44 (a)         0.05 (a)          0.49       (0.48)        (0.03)
   01/29/1997 - 03/31/1997                    9.92            0.11            (0.02)             0.09       (0.08)         0.00
   Administrative Class
   04/28/2000 - 03/31/2001                    9.95            0.62 (a)         0.58 (a)          1.20       (0.67)         0.00

+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Ratio of expenses to average net assets excluding interest expense 0.50%.
(c)  Ratio of expenses to average net assets excluding interest expense 0.76%.
(d)  Ratio of expenses to average net assets excluding interest expense 0.51%.
(e)  Ratio of expenses to average net assets excluding interest expense 0.75%.

36 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


 Distributions  Distributions
 from Net       in Excess of
 Realized       Net Realized    Tax Basis                    Net Asset
 Capital        Capital         Return of    Total           Value End     Total      Net Assets End
 Gains          Gains           Capital      Distributions   of Period     Return     of Period (000s)

 $    0.00      $    0.00       $   0.00     $  (0.61)       $  10.65       15.52%    $    234,088
      0.00           0.00           0.00        (0.62)           9.79        1.26          217,410
      0.00          (0.46)          0.00        (1.10)          10.30        7.76          170,847
     (0.06)          0.00           0.00        (0.68)          10.57       20.23           48,547
      0.00          (0.33)          0.00        (1.01)           9.39        4.48           19,995

      0.00           0.00           0.00        (0.59)          10.65       15.24           77,435
      0.00           0.00           0.00        (0.59)           9.79        1.01           39,808
      0.00          (0.46)          0.00        (1.07)          10.30        7.46           11,383
     (0.06)          0.00           0.00        (0.37)          10.57        7.60            4,957

 $   (0.04)     $    0.00       $   0.00     $  (0.76)       $  10.68       15.00%    $      5,751

 $    0.00      $    0.00       $   0.00     $  (0.91)       $   9.88        5.85%    $  1,182,954
      0.00           0.00           0.00        (0.94)          10.22       (0.74)       1,960,171
      0.00           0.00           0.00        (0.95)          11.23        4.73        2,162,868
      0.00          (0.09)          0.00        (1.07)          11.66       15.26        1,628,930
     (0.13)          0.00           0.00        (1.10)          11.10       12.04          744,498

      0.00           0.00           0.00        (0.89)           9.88        5.59          462,899
      0.00           0.00           0.00        (0.91)          10.22       (0.99)         354,296
      0.00           0.00           0.00        (0.93)          11.23        4.49          238,792
      0.00          (0.09)          0.00        (1.04)          11.66       14.98           69,937
     (0.13)          0.00           0.00        (1.07)          11.10       11.76           10,428

 $   (0.18)     $    0.00       $   0.00     $  (0.81)       $  10.42       13.14%    $     20,314
      0.00          (0.01)          0.00        (0.60)           9.97        3.91            3,971
     (0.03)         (0.07)          0.00        (0.68)          10.19        6.27            4,128
     (0.01)          0.00           0.00        (0.47)          10.24        6.69            3,588

 $   (0.05)     $    0.00       $   0.00     $  (0.68)       $  10.44       12.96%    $      9,963
      0.00           0.00           0.00        (0.62)           9.89        5.16            4,308
      0.00          (0.04)          0.00        (0.68)          10.01        5.71            4,119
     (0.02)          0.00           0.00        (0.44)          10.13        5.86            3,748

 $   (0.08)     $    0.00       $   0.00     $  (0.88)       $  10.40       14.44%    $    557,849
     (0.02)          0.00           0.00        (0.70)           9.92        8.37          207,826
      0.00           0.00           0.00        (0.55)           9.83        6.41           15,588
     (0.14)          0.00           0.00        (0.65)           9.77        4.70            5,526
      0.00           0.00           0.00        (0.08)           9.93        0.09            5,638

     (0.08)          0.00           0.00        (0.75)          10.40       12.70           51,359


                Ratio of Net
 Ratio of       Investment
 Expenses to    Income (Loss)
 Average Net    to Average    Portfolio
 Assets         Net Assets    Turnover Rate

  0.56%(b)       6.13%         1046%
  0.57 (b)       6.29           320
  0.89 (b)       5.83           364
  0.51           4.88           177
  0.63           7.63           402

  0.80 (e)       3.91          1046
  0.82 (e)       5.82           320
  1.15 (c)       5.58           364
  0.76+          4.87+          177

  0.50%+         7.54%+         253%

  0.50%          8.91%           53%
  0.50           8.64            39
  0.50           8.41            39
  0.50           8.52            37
  0.50           8.77            67

  0.75           8.79            53
  0.75           8.40            39
  0.75           8.17            39
  0.75           8.21            37
  0.76           8.48            67

  0.50%          6.22%          848%
  0.50           5.94          1476
  0.50           5.66           158
  0.52+          6.07+          593

  0.50%          6.29%          808%
  1.60 (d)       6.23           952
  2.37 (d)       6.35           198
  1.81+(b)       6.30+          486

  0.54%          7.57%          202%
  0.53           6.91           253
  0.52           5.18           438
  0.52           4.46           967
  0.51+          6.54+          160

  0.80+(e)       6.61+          202

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 37


                                                                        Net Realized/
                                        Net Asset                       Unrealized     Total         Dividends   Dividends in
                                        Value          Net              Gain           Income from   from Net    Excess of Net
Selected Per Share Data for the Year    Beginning      Investment       (Loss) on      Investment    Investment  Investment
or Period Ended:                        of Period      Income (Loss)    Investments    Operations    Income      Income

Foreign Bond Fund
   Institutional Class
   03/31/2001                           $  10.03       $ 0.58 (a)       $ 0.51 (a)     $   1.09      $  (0.59)   $     0.00
   03/31/2000                              10.63         0.64 (a)        (0.45)(a)         0.19         (0.64)         0.00
   03/31/1999                              10.74         0.58 (a)         0.24 (a)         0.82         (0.58)         0.00
   03/31/1998                              10.41         0.66 (a)         0.61 (a)         1.27         (0.63)         0.00
   03/31/1997                              10.50         0.80             1.00             1.80         (0.40)         0.00
   Administrative Class
   03/31/2001                              10.03         0.55 (a)         0.51 (a)         1.06         (0.56)         0.00
   03/31/2000                              10.63         0.61 (a)        (0.45)(a)         0.16         (0.61)         0.00
   03/31/1999                              10.74         0.56 (a)         0.24 (a)         0.80         (0.56)         0.00
   03/31/1998                              10.41         0.63 (a)         0.61 (a)         1.24         (0.60)         0.00
   01/28/1997 - 03/31/1997                 10.54         0.59            (0.67)           (0.08)        (0.05)         0.00

Global Bond Fund
   Institutional Class
   03/31/2001                           $   9.01       $ 0.48 (a)      $ (0.56)(a)      $ (0.08)     $  (0.06)   $     0.00
   03/31/2000                               9.76         0.57 (a)        (0.75)(a)        (0.18)        (0.46)        (0.06)
   03/31/1999                               9.70         0.52 (a)         0.14 (a)         0.66         (0.36)        (0.16)
   03/31/1998                               9.86         0.66 (a)        (0.10)(a)         0.56         (0.53)         0.00
   03/31/1997                              10.05         0.70            (0.01)            0.69         (0.44)         0.00
   Administrative Class
   03/31/2001                               9.01         0.46 (a)        (0.56)(a)        (0.10)        (0.06)         0.00
   03/31/2000                               9.76         0.55 (a)        (0.75)(a)        (0.20)        (0.45)        (0.05)
   03/31/1999                               9.70         0.51 (a)         0.14 (a)         0.65         (0.35)        (0.16)
   03/31/1998                               9.86         0.59 (a)        (0.05)(a)         0.54         (0.51)         0.00
   08/01/1996 - 03/31/1997                 10.28         0.51            (0.23)            0.28         (0.26)         0.00

Global Bond Fund II
   Institutional Class
   03/31/2001                           $   9.41       $ 0.55 (a)       $ 0.51 (a)     $   1.06      $  (0.56)   $     0.00
   03/31/2000                               9.89         0.56 (a)        (0.46)(a)         0.10         (0.55)        (0.01)
   03/31/1999                               9.92         0.52 (a)         0.06 (a)         0.58         (0.52)         0.00
   02/25/1998 - 03/31/1998                  9.82         0.06 (a)         0.09 (a)         0.15          0.00         (0.05)

Emerging Markets Bond Fund
   Institutional Class
   03/31/2001                           $   8.61       $ 0.82 (a)       $ 0.20 (a)     $   1.02      $  (0.83)   $     0.00
   03/31/2000                               7.51         0.86 (a)         1.11 (a)         1.97         (0.87)         0.00
   03/31/1999                               9.67         0.87 (a)        (2.11)(a)        (1.24)        (0.87)         0.00
   07/31/1997 - 03/31/1998                 10.00         0.46 (a)        (0.18)(a)         0.28         (0.46)         0.00
   Administrative Class
   03/31/2001                               8.61         0.80 (a)         0.20 (a)         1.00         (0.81)         0.00
   03/31/2000                               7.51         0.83 (a)         1.12 (a)         1.95         (0.85)         0.00
   09/30/1998 - 03/31/1999                  6.82         0.45 (a)         0.74 (a)         1.19         (0.45)         0.00

Strategic Balanced Fund
   Institutional Class
   03/31/2001                           $  12.80       $ 0.90 (a)      $ (1.88)(a)      $ (0.98)     $  (0.67)   $     0.00
   03/31/2000                              12.76         0.80 (a)         0.44 (a)         1.24         (0.74)         0.00
   03/31/1999                              12.60         0.89 (a)         0.60 (a)         1.49         (0.66)         0.00
   03/31/1998                              10.32         1.30 (a)         2.05 (a)         3.35         (0.84)         0.00
   06/28/1996 - 03/31/1997                 10.00         0.85             0.31             1.16         (0.63)         0.00
   Administrative Class
   03/31/2001                              12.79         0.90 (a)        (1.88)(a)        (0.98)        (0.65)         0.00
   06/30/1999 - 03/31/2000                 13.17         0.62 (a)         0.07 (a)         0.69         (0.61)         0.00

+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Ratio of expenses to average net assets excluding interest expense 0.50%.
(c)  Ratio of expenses to average net assets excluding interest expense 0.75%.
(d)  Ratio of expenses to average net assets excluding interest expense 0.55%.

38 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


Distributions      Distributions
from Net           in Excess of       Tax Basis                     Net Asset
Realized           Net Realized       Return of    Total            Value End                  Net Assets End
Capital Gains      Capital Gains      Capital      Distributions    of Period    Total Return  of Period(000s)

  $    0.00         $ (0.21)          $ 0.00       $  (0.80)        $   10.32         11.34%  $   482,480
      (0.15)           0.00             0.00          (0.79)            10.03          1.96       421,831
      (0.10)          (0.25)            0.00          (0.93)            10.63          7.92       530,325
      (0.31)           0.00             0.00          (0.94)            10.74         12.64       392,198
      (1.49)           0.00             0.00          (1.89)            10.41         17.69       234,880

       0.00           (0.21)            0.00          (0.77)            10.32         11.06        17,056
      (0.15)           0.00             0.00          (0.76)            10.03          1.70         4,824
      (0.10)          (0.25)            0.00          (0.91)            10.63          7.65         2,096
      (0.31)           0.00             0.00          (0.91)            10.74         12.34           315
       0.00            0.00             0.00          (0.05)            10.41         (0.72)           30



  $    0.00       $    0.00           $(0.42)      $  (0.48)        $    8.45         (0.83)%  $  307,686
       0.00            0.00            (0.05)         (0.57)             9.01         (1.81)      271,538
      (0.08)           0.00             0.00          (0.60)             9.76          6.90       266,984
       0.00           (0.19)            0.00          (0.72)             9.70          5.85       256,274
      (0.44)           0.00             0.00          (0.88)             9.86          6.78       215,631

       0.00            0.00            (0.40)         (0.46)             8.45         (1.07)        2,142
       0.00            0.00            (0.05)         (0.55)             9.01         (2.05)        2,238
      (0.08)           0.00             0.00          (0.59)             9.76          6.78         1,326
       0.00           (0.19)            0.00          (0.70)             9.70          5.57         1,548
      (0.44)           0.00             0.00          (0.70)             9.86          2.97           346



  $   (0.08)      $   (0.22)         $  0.00      $   (0.86)        $    9.61         11.87%   $   62,895
      (0.02)           0.00             0.00          (0.58)             9.41          1.11        84,926
      (0.01)          (0.08)            0.00          (0.61)             9.89          6.06        29,044
       0.00            0.00             0.00          (0.05)             9.92          1.02        24,517



  $    0.00       $   (0.40)         $  0.00      $   (1.23)        $    8.40         12.94%   $   46,239
       0.00            0.00             0.00          (0.87)             8.61         27.90        12,614
       0.00           (0.05)            0.00          (0.92)             7.51        (12.55)        3,641
      (0.15)           0.00             0.00          (0.61)             9.67          3.10         3,676

       0.00           (0.40)            0.00          (1.21)             8.40         12.65         7,793
       0.00            0.00             0.00          (0.85)             8.61         27.60        13,490
       0.00           (0.05)            0.00          (0.50)             7.51         17.88           118



  $    0.00       $   (0.69)         $  0.00      $  (1.36)        $    10.46         (8.31)%  $   47,236
      (0.15)          (0.31)            0.00         (1.20)             12.80         10.05       124,934
      (0.67)           0.00             0.00         (1.33)             12.76         12.36        97,945
      (0.23)           0.00             0.00         (1.07)             12.60         33.40        38,806
      (0.21)           0.00             0.00         (0.84)             10.32         11.83        10,360

       0.00           (0.69)            0.00         (1.34)             10.47         (8.34)          488
      (0.15)          (0.31)            0.00         (1.07)             12.79          5.47           709

                 Ratio of Net
 Ratio of        Investment
 Expenses to     Income (Loss)    Portfolio
 Average Net     to Average       Turnover
 Assets          Net Assets       Rate

  0.54%              5.78%           417%
  0.69 (b)           6.20            330
  0.50               5.39            376
  0.50               6.32            280
  0.50               7.88            984

  0.78               5.36            417
  0.97 (c)           6.01            330
  0.75               5.13            376
  0.75               6.07            280
  0.79+              7.63+           984



  0.57%(d)           5.58%           416%
  0.71 (d)           6.12            301
  0.55               5.35            143
  0.55               6.64            389
  0.56               7.51            911

  0.81 (e)           5.33            416
  0.92 (e)           5.91            301
  0.80               5.21            143
  0.80               6.39            389
  0.78+              5.66+           911



  0.58%(d)           5.86%           422%
  0.61 (d)           5.92            290
  0.55               5.29            236
  0.55+              6.24+           369



  0.93%(f)           9.73%           902%
  0.89              10.69            328
  0.85              11.08            315
  0.86+              7.21+           695

  1.17 (g)           9.46            902
  1.14              10.30            328
  1.10+              6.24+           315



  0.43%(h)           7.31%           651%
  0.65               6.19            176
  0.65               7.00             82
  0.65              10.84             56
  0.90+              9.72+            95

  0.63 (h)           7.30            651
  0.90+              6.48+           176

(e)  Ratio of expenses to average net assets excluding interest expense 0.80%.
(f)  Ratio of expenses to average net assets excluding interest expense 0.85%.
(g)  Ratio of expenses to average net assets excluding interest expense 1.10%.
(h) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 39

                                          Net Asset                       Net Realized/    Total          Dividends    Dividends in
                                          Value                           Unrealized       Income from    from Net     Excess of Net
Selected Per Share Data for the Year or   Beginning      Net Investment   Gain (Loss) on   Investment     Investment   Investment
Period Ended:                             of Period      Income (Loss)    Investments      Operations     Income       Income

Convertible Fund
   Institutional Class
   03/31/2001                                  $   15.77     $ 0.01 (a)    $ (3.50)(a)       $   (3.49)        (0.25)    $    0.00
   03/31/2000                                      10.00       0.07 (a)       5.97 (a)            6.04         (0.03)        (0.15)
   Administrative Class
   08/01/2000 - 03/31/2001                         14.49      (0.03)(a)      (2.19)(a)           (2.22)        (0.21)         0.00

European Convertible Fund
   Institutional Class
   11/30/2000 - 03/31/2001                     $   10.00     $ 0.04 (a)    $ (0.03)(a)       $    0.01         (0.04)    $    0.00

StocksPLUS Fund
   Institutional Class
   03/31/2001                                  $   14.15     $ 0.06 (a)    $ (2.84)(a)       $   (2.78)        (0.26)    $    0.00
   03/31/2000                                      14.32       1.08 (a)       1.33 (a)            2.41         (1.10)         0.00
   03/31/1999                                      14.09       0.97 (a)       1.32 (a)            2.29         (0.82)         0.00
   03/31/1998                                      11.46       1.90 (a)       3.23 (a)            5.13         (1.41)         0.00
   03/31/1997                                      11.16       1.27           0.82                2.09         (1.27)         0.00
   Administrative Class
   03/31/2001                                      14.03      (0.07)(a)      (2.72)(a)           (2.79)        (0.25)         0.00
   03/31/2000                                      14.25       1.10 (a)       1.23 (a)            2.33         (1.07)         0.00
   03/31/1999                                      14.06       1.10 (a)       1.13 (a)            2.23         (0.80)         0.00
   03/31/1998                                      11.46       1.89 (a)       3.19 (a)            5.08         (1.39)         0.00
   01/07/1997 - 03/31/1997                         11.56       0.14          (0.09)               0.05         (0.15)         0.00

Municipal Bond Fund
   Institutional Class
   03/31/2001                                  $    9.47     $ 0.48 (a)    $  0.54 (a)       $    1.02         (0.47)    $    0.00
   03/31/2000                                      10.12       0.46 (a)      (0.65)(a)           (0.19)        (0.46)         0.00
   03/31/1999                                       9.97       0.45 (a)       0.14 (a)            0.59         (0.44)         0.00
   12/31/1997 - 03/31/1998                         10.00       0.11 (a)      (0.03)(a)            0.08         (0.11)         0.00
   Administrative Class
   03/31/2001                                       9.47       0.45 (a)       0.55 (a)            1.00         (0.45)         0.00
   03/31/2000                                      10.12       0.44 (a)      (0.65)(a)           (0.21)        (0.44)         0.00
   09/30/1998 - 03/31/1999                         10.25       0.21          (0.13)               0.08         (0.21)         0.00

Short Duration Municipal Income Fund
   Institutional Class
   03/31/2001                                  $    9.99     $ 0.45 (a)    $  0.16 (a)       $    0.61         (0.44)    $    0.00
   08/31/1999 - 03/31/2000                         10.00       0.23 (a)      (0.01)(a)            0.22         (0.23)         0.00

California Intermediate Municipal Bond Fund
   Institutional Class
   03/31/2001                                  $   10.05     $ 0.48 (a)    $  0.56 (a)       $    1.04         (0.46)    $    0.00
   08/31/1999 - 03/31/2000                         10.00       0.25 (a)       0.06 (a)            0.31         (0.24)         0.00
   Administrative Class
   03/31/2001                                      10.05       0.45 (a)       0.57 (a)            1.02         (0.44)         0.00
   09/07/1999 - 03/31/2000                         10.02       0.22 (a)       0.05 (a)            0.27         (0.22)         0.00

California Municipal Bond Fund
   Institutional Class
   05/16/2000 - 03/31/2001                     $   10.00     $ 0.43 (a)    $  0.78 (a)       $    1.21         (0.43)    $    0.00

New York Municipal Bond Fund
   Institutional Class
   03/31/2001                                  $    9.94     $ 0.45 (a)    $  0.79 (a)       $    1.24         (0.45)    $    0.00
   08/31/1999 - 03/31/2000                         10.00       0.23 (a)      (0.04)(a)            0.19         (0.23)         0.00

+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.30%.
(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.62%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.02%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.01%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.69%.
(g) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.78%.



40   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                                                                             Ratio of
                                                                                                             Net
                                                                                                             Invest-
                                                                                                             ment
                                                                                                             Income
                                                                                                             (Loss)
Distributions  Distributions                                                                    Ratio of     Average
from Net       in Excess of   Tax Basis                  Net Asset                              Expenses to  to
Realized       Net Realized   Return of  Total           Value End   Total    Net Assets End    Average Net  Net       Portfolio
Capital Gains  Capital Gains  Capital    Distributions   of Period   Return   of Period (000s)  Assets       Assets    Turnover Rate
 $    0.00     $   (0.70)  $    0.00      $  (0.95)     $  11.33     (23.00)%  $   65,980       0.67%        0.08%          225%
     (0.09)         0.00        0.00         (0.27)        15.77      60.66       168,224       0.65(f)      0.50           247

      0.00         (0.70)       0.00         (0.91)        11.36     (16.25)          322       0.90+       (0.32)+         225



 $    0.00     $    0.00   $    0.00      $  (0.04)     $   9.97       0.10%   $    4,997       0.75%+(g)    1.27%+         175%



 $    0.00     $   (0.91)  $    0.00      $  (1.17)     $  10.20     (20.93)%  $  420,050       0.65%        0.48%          270%
     (0.97)        (0.51)       0.00         (2.58)        14.15      17.82       620,144       0.65         7.42            92
     (1.24)         0.00        0.00         (2.06)        14.32      17.65       512,953       0.65         6.92            81
     (1.09)         0.00        0.00         (2.50)        14.09      47.75       416,600       0.65        13.74            30
     (0.52)         0.00        0.00         (1.79)        11.46      19.44       235,829       0.65        11.78            47

      0.00         (0.91)       0.00         (1.16)        10.08     (21.21)       35,474       0.90        (0.55)          270
     (0.97)        (0.51)       0.00         (2.55)        14.03      17.31        28,403       0.90         7.61            92
     (1.24)         0.00        0.00         (2.04)        14.25      17.21        11,302       0.90         7.83            81
     (1.09)         0.00        0.00         (2.48)        14.06      47.19         2,143       0.90        13.49            30
      0.00          0.00        0.00         (0.15)        11.46       0.34           682       0.95+        4.83+           47



 $    0.00     $    0.00   $    0.00      $  (0.47)     $  10.02      11.13%   $   23,478       0.50%        4.89%          306%
      0.00          0.00        0.00         (0.46)         9.47      (1.81)        5,684       0.50         4.80           145
      0.00          0.00        0.00         (0.44)        10.12       6.04         5,894       0.50         4.41            70
      0.00          0.00        0.00         (0.11)         9.97       0.78         3,023       0.50+        4.46+           60

      0.00          0.00        0.00         (0.45)        10.02      10.86         4,811       0.75         4.66           306
      0.00          0.00        0.00         (0.44)         9.47      (2.07)        3,141       0.75         4.58           145
      0.00          0.00        0.00         (0.21)        10.12       0.83         1,419       0.75+        2.11+           70



 $    0.00     $    0.00   $    0.00      $  (0.44)     $  10.16       6.22%   $   13,645       0.40%        4.48%          208%
      0.00          0.00       (0.43)        (0.23)         9.99       2.19        10,725       0.39+(c)     3.92+          171



 $   (0.03)    $    0.00   $    0.00      $  (0.49)     $  10.60      10.60%   $   87,531       0.50%        4.62%          257%
     (0.02)         0.00        0.00         (0.26)        10.05       3.16         8,415       0.49+(d)     4.22+          357

     (0.03)         0.00        0.00         (0.47)        10.60      10.36         1,717       0.74         4.28%          257
     (0.02)         0.00        0.00         (0.24)        10.05       2.73            10       0.75+(e)     3.95+          357



 $   (0.43)    $    0.00   $    0.00      $  (0.86)     $  10.35      12.49%   $   11,941       0.49%+       4.76%+         338%



 $   (0.09)    $    0.00   $    0.00      $  (0.54)     $  10.64      12.77%   $    3,753       0.50%        4.41%          973%
     (0.02)         0.00       (0.21)        (0.25)         9.94       1.93         3,058       0.49+(b)     4.00+          270

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   41

Statements of Assets and Liabilities
March 31, 2001

                                                       Total          Total           Total            Moderate       Low
Amounts in thousands, except per share amounts         Return Fund    Return Fund II  Return Fund III  Duration Fund  Duration Fund
Assets:
Investments, at value                                  $  64,127,213  $ 2,516,683      $1,233,379      $  919,646     $   8,365,786
Cash and foreign currency                                    218,324            0           7,976           1,531             4,017
Receivable for investments sold
 and forward foreign currency contracts                    4,821,384      204,694         185,821          66,585           843,152
Receivable for Fund shares sold                              249,896          684           2,918           1,647            11,388
Variation margin receivable                                    8,311          480              50              23                85
Interest and dividends receivable                            476,095       19,784           8,445           6,328            59,063
Manager reimbursement receivable                                   0            0               0               0                 0
Other assets                                                   1,125        3,648             682               0               343
                                                          69,902,348    2,745,973       1,439,271         995,760         9,283,834
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities:
Payable for investments purchased
 and forward foreign currency
 contracts                                             $  21,420,265  $ 1,033,329      $  438,557      $  359,043     $   3,405,245
Payable for financing transactions                         5,667,668       17,162          34,622          56,906           348,283
Payable for short sales                                            0            0          83,287               0           703,503
Due to Custodian                                                   0           84               0               0                 0
Notes payable                                                      0            0               0              35           156,287
Written options outstanding                                   42,637          794             918               0             2,050
Payable for Fund shares redeemed                             134,060        5,767             100           1,695            57,470
Dividends payable                                             46,539        1,940             390             143             3,541
Accrued investment advisory fee                                9,171          379             193             122             1,001
Accrued administration fee                                     7,573          379             193              98               813
Accrued distribution fee                                       3,345           15               2               0               134
Accrued servicing fee                                          1,139            0               0               0               107
Variation margin payable                                       3,094           23               0               5                 0
Other liabilities                                             61,464        1,920           1,029             802             2,111
                                                          27,396,955    1,061,792         559,291         418,849         4,680,545
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets                                             $  42,505,393   $1,684,181      $  879,980      $  576,911     $   4,603,289
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
Paid in capital                                        $  41,959,747   $1,647,997      $  878,077 $       571,845     $   4,630,511
Undistributed (overdistributed)
 net investment income                                       154,725        6,386          (3,786)            347               254
Accumulated undistributed
 net realized gain (loss)                                    (48,115)         151          (7,946)         (1,175)          (47,743)
Net unrealized appreciation (depreciation)                   439,036       29,647          13,635           5,894            20,267
                                                       $  42,505,393   $1,684,181      $  879,980      $  576,911     $   4,603,289
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets:
Institutional Class                                    $  31,746,629   $ 1,606,998     $  868,757      $  576,911     $   3,950,592
Administrative Class                                       5,353,222        77,183         11,223               0           151,774
Other Classes                                              5,405,542             0              0               0           500,923

Shares Issued and Outstanding:
Institutional Class                                        3,018,109       156,450         94,576          57,714           393,925
Administrative Class                                         508,925         7,514          1,222               0            15,134

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class                                    $       10.52   $     10.27     $     9.19      $    10.00     $       10.03
Administrative Class                                           10.52         10.27           9.19            0.00             10.03

Cost of Investments Owned                              $  63,623,558   $ 2,488,975     $1,221,138      $  914,575     $   8,337,219
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                          $     274,176   $         0     $    8,209      $    1,244     $       4,446
-----------------------------------------------------------------------------------------------------------------------------------

42   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


Low              Low                                                     Investment
Duration         Duration    Short-Term  Money         Long-Term         Grade Corporate                  Total Return
Fund II          Fund III    Fund        Market Fund   U.S. Gov't Fund   Bond Fund       High Yield Fund  Mortgage Fund  GNMA Fund
 $  1,134,937    $ 74,729    $1,158,227  $ 350,038      $  699,912        $  5,676       $ 2,551,020       $  37,190    $  16,952
            0          53         1,003        159              91               1             5,303           1,197           16
       56,028         435       294,322          0         104,544             645            35,585          10,581       25,018
            2           0         7,914      6,947           2,148               0            37,429              72           40
            0           0             0          0             496               4                 0               0            0
        6,174         412        11,006        551           7,109             114            48,416             109          116
            0           0             0          0               0               0                 0               0            0
           59           2           253          0               7               1            13,788               1            9
    1,197,200      75,631     1,472,725    357,695         814,307           6,441         2,691,541          49,150       42,151
-----------------------------------------------------------------------------------------------------------------------------------



 $    508,287    $ 30,732    $    4,077  $   1,047      $   53,214        $     14       $    37,218       $  24,016    $  29,061
       51,563       1,907       443,596          0         274,830             672                 0               0        3,100
            0           0       295,950          0               0               0                 0               0            0
            2           0             0          0               0               0                 0               0            0
            0           0        72,131          0               0               0                 0               0            0
            0          24             0          0             849               0                 0               0            0
           99           0         3,537      7,514           1,881               0             3,479              49            2
          313           1           834         40             554               0             5,404               3           10
          144           9           140         42             109               1               578               5            2
          139           9           127         79             129               1               709               6            2
            0           0            11         23              70               0               556               0            0
            0           0            26         20              36               0               218               3            0
           29           0             5          0             366               0                 0               0            0
            0          14         1,118          0           1,220               2             1,237               0            0
      560,576      32,696       821,552      8,765         333,258             690            49,399          24,082       32,177
-----------------------------------------------------------------------------------------------------------------------------------

 $    636,624    $ 42,935    $  651,173  $ 348,930      $  481,049        $  5,751       $ 2,642,142       $  25,068    $   9,974
-----------------------------------------------------------------------------------------------------------------------------------




 $    631,009    $ 43,020    $  650,737  $ 348,908      $  473,798        $  5,397       $ 3,109,817       $  24,059    $   9,473
        (437)         (3)       (1,518)         22              57             126           (1,912)             382          303
      (2,950)       (501)         (868)          0         (2,646)              13         (300,146)             (1)          (6)
        9,002         419         2,822          0           9,840             215         (165,617)             628          204
 $    636,624    $ 42,935    $  651,173  $ 348,930      $  481,049        $  5,751       $ 2,642,142       $  25,068    $   9,974
-----------------------------------------------------------------------------------------------------------------------------------



 $    636,542    $ 42,924    $  524,693  $ 135,990      $  234,088        $  5,751       $ 1,182,954       $  20,314    $   9,963
           82          11         4,610      7,165          77,435               0           462,899               0            0
            0           0       121,870    205,775         169,526               0           996,289           4,754           11



       63,800       4,345        52,325    135,991          21,985             538           119,787           1,949          955
            8           1           460      7,165           7,273               0            46,874               0            0




 $       9.98    $   9.87    $    10.03  $    1.00      $    10.65        $  10.68       $      9.88       $   10.42    $   10.44
         9.98        9.87         10.03       1.00           10.65            0.00              9.88            0.00         0.00

 $  1,125,719    $ 74,223    $1,152,292  $ 350,038      $  686,690        $  5,447       $ 2,716,720       $  36,562    $  16,748
-----------------------------------------------------------------------------------------------------------------------------------

 $          0    $     55    $      991  $       0      $        0        $      0       $     2,627       $       0    $       0
-----------------------------------------------------------------------------------------------------------------------------------

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   43

March 31, 2001

                                                                                                               Emerging
                                                         Real Return   Foreign     Global       Global         Markets
Amounts in thousands, except per share amounts           Bond Fund     Bond Fund   Bond Fund    Bond Fund II   Bond Fund
Assets:
Investments, at value                                    $  1,558,398  $ 1,040,636 $  514,059   $  124,305     $     58,386
Cash and foreign currency                                       1,977       37,332     18,582        5,419                0
Receivable for investments sold and forward foreign            96,777       84,303     63,844        8,140           16,961
currency contracts
Receivable for Fund shares sold                                10,321        1,594          0           29                7
Variation margin receivable                                         0            0          0            0                0
Interest and dividends receivable                              14,895       16,720      7,572        2,153            1,237
Manager reimbursement receivable                                    0            0          0            0                0
Other assets                                                      764        1,681      1,310          602                0
                                                            1,683,132    1,182,266    605,367      140,648           76,591
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased and forward            $     22,680  $    57,126 $   57,509   $    5,756     $     14,857
foreign currency contracts
Payable for financing transactions                            756,305      446,311    231,075       58,408            1,449
Due to Custodian                                                    0            0          0            0            2,498
Notes payable                                                       0            0          0            0                0
Written options outstanding                                         0        2,046        922          141                0
Payable for Fund shares redeemed                                2,000          999      5,119           14               92
Dividends payable                                               1,075          362        309           34               29
Accrued investment advisory fee                                   184          147         72           17               23
Accrued administration fee                                        218          177         86           22               21
Accrued distribution fee                                           73           45          0            7                3
Accrued servicing fee                                              57           38          0            3                1
Variation margin payable                                           27          173        163           60                0
Other liabilities                                               1,391            1        284           93               20
                                                              784,010      507,425    295,539       64,555           18,993
-----------------------------------------------------------------------------------------------------------------------------

Net Assets                                               $    899,122  $   674,841 $  309,828   $   76,093     $     57,598
-----------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
Paid in capital                                          $    862,868  $   680,856 $  355,769   $   76,688     $     55,779
Undistributed (overdistributed) net investment income           3,210         (789)    (9,899)         (37)           1,525
Accumulated undistributed net realized gain (loss)               (786)      (7,969)    (7,960)        (896)            (486)
Net unrealized appreciation (depreciation)                     33,830        2,743     (8,082)         338              780
                                                         $    899,122  $   674,841 $  309,828   $   76,093     $     57,598
-----------------------------------------------------------------------------------------------------------------------------

Net Assets:
Institutional Class                                      $    557,849  $   482,480 $  307,686   $   62,895     $     46,239
Administrative Class                                           51,359       17,056      2,142            0            7,793
Other Classes                                                 289,914      173,305          0       13,198            3,566

Shares Issued and Outstanding:
Institutional Class                                            53,640       46,735     36,415        6,545            5,496
Administrative Class                                            4,938        1,652        253            0              926

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class                                      $      10.40  $     10.32 $     8.45   $     9.61     $       8.40
Administrative Class                                            10.40        10.32       8.45         0.00             8.40

Cost of Investments Owned                                $  1,524,018  $ 1,061,915 $  522,425   $  127,242     $     57,651
-----------------------------------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                            $        431  $    37,473 $   19,316   $    4,846     $          0
-----------------------------------------------------------------------------------------------------------------------------

44   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                                                          California
                            European                                      Short Duration  Intermediate  California     New York
Strategic      Convertible  Convertible     StocksPLUS       Municipal    Municipal       Municipal     Municipal      Municipal
Balanced Fund  Fund         Fund            Fund             Bond Fund    Income Fund     Bond Fund     Bond Fund      Bond Fund
$   73,945     $   86,394   $   4,806     $  1,543,635      $  84,850     $ 13,076       $ 119,480     $  12,320    $    3,973
       716              0           6            3,850              2            2               2           140             1
         0         19,247         161           16,915              0          330               0             0             0
        43            641           0              752            318            0             144             0             0
         0              0           0            5,075              0            0               0             3             0
       172            393          26            2,449          1,041          245           1,737           172            66
         0             10           0                0              0           13              14            29            14
         0              1          17                4              1            0               0             0             0
    74,876        106,686       5,016        1,572,680         86,212       13,666         121,377        12,664         4,054
--------------------------------------------------------------------------------------------------------------------------------


$      251     $       38   $       6     $    535,113      $   5,647     $      0       $   2,738     $       0    $        0
         0              0           0              392              0            0               0             0             0
         0          1,604           0                0              0            0               0             0             0
         0              0           0              383              0            0               0             0             0
         0              0           0              815              0            0               0             0             0
        89         13,251           0           18,316            282            6              37             0             0
         0              0           0               10             78            0              58             1             0
         0             50           2              368             17            2              27             3             1
        11             34           1              306             21            2              28             3             1
        15             13           0              266             20            0               0             0             0
         6              6           0              128             11            0               6             0             0
         0              0           0              275              0            0              14             0             0
         0              0           0              825              0            0               5             0             0
       372         14,996           9          557,197          6,076           10           2,913             7             2
--------------------------------------------------------------------------------------------------------------------------------

$   74,504     $   91,690   $   5,007     $  1,015,483      $  80,136     $ 13,656       $ 118,464     $  12,657    $    4,052
--------------------------------------------------------------------------------------------------------------------------------


$   87,158     $  110,156   $   5,020     $  1,334,218      $  77,328     $ 13,435       $ 112,219     $  12,066    $    3,843
       465         (1,336)         94          (26,538)            17           31           1,115           152            66
    (2,315)        (8,984)          0         (271,284)           363            2             (68)           11            29
   (10,804)        (8,146)       (107)         (20,913)         2,428          188           5,198           428           114
$   74,504     $   91,690   $   5,007     $  1,015,483      $  80,136     $ 13,656       $ 118,464     $  12,657    $    4,052
--------------------------------------------------------------------------------------------------------------------------------


$   47,236     $   65,980   $   4,997     $    420,050      $  23,478     $ 13,645       $  87,531     $  11,941    $    3,753
       488            322           0           35,474          4,811            0           1,717             0             0
    26,780         25,388          10          559,959         51,847           11          29,216           716           299



     4,513          5,825         501           41,167          2,343        1,343           8,260         1,154           353
        47             28           0            3,514            480            0             162             0             0




$    10.46     $    11.33   $    9.97     $      10.20      $   10.02     $  10.16       $   10.60     $   10.35    $    10.64
     10.47          11.36        0.00            10.08          10.02         0.00           10.60          0.00          0.00

$   84,847     $   94,684   $   5,013     $  1,541,379      $  82,422     $ 12,888       $ 114,374     $  11,884    $    3,859
--------------------------------------------------------------------------------------------------------------------------------
$      561     $       22   $       7     $      3,832      $       0     $      0       $       0     $       0    $        0
--------------------------------------------------------------------------------------------------------------------------------

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   45

Statements of Operations
For the year ended March 31, 2001

                                                                       Total           Total
                                                      Total            Return          Return         Moderate       Low
Amounts in thousands                                  Return Fund      Fund II         Fund III       Duration Fund  Duration Fund
Investment Income:
Interest                                              $    2,508,225   $   103,906    $   54,967       $  32,680    $    305,644
Dividends, net of foreign taxes                               32,065             2           321             462           7,445
Miscellaneous income                                             104             0             0               0               0
   Total Income                                            2,540,394       103,908        55,288          33,142         313,089

Expenses:
Investment advisory fees                                      89,506         3,840         1,970           1,179          10,648
Administration fees                                           73,048         3,840         1,971             943           8,636
Distribution and/or servicing fees - Administrative            9,918           157            27               0             345
Class
Distribution and/or servicing fees - Other Classes            21,658             0             0               0           2,257
Trustees' fees                                                   196             9             4               3              23
Organization costs                                                 0             0             0               0               0
Interest expense                                              21,417           101           116               1           2,684
Miscellaneous                                                      0             1             1               1               0
   Total expenses                                            215,743         7,948         4,089           2,127          24,593

Net Investment Income (Loss)                               2,324,651        95,960        51,199          31,015         288,496
----------------------------------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                      982,913        49,396        17,060          10,783           7,880
Net realized gain (loss) on futures contracts and            248,438         8,225         6,190           2,821            (37)
written options
Net realized gain (loss) on foreign currency                 (4,989)           (3)       (3,082)             461           9,157
transactions
Net change in unrealized appreciation                        800,434        39,064        21,075           8,853          81,101
(depreciation) on investments
Net change in unrealized appreciation
(depreciation) on
   futures contracts and written options                     (6,524)       (2,697)       (1,383)         (1,233)           2,894
Net change in unrealized appreciation
(depreciation) on
   translation of assets and liabilities                       1,460             3         2,087           1,791         (3,086)
   denominated in foreign currencies

   Net Gain (Loss)                                         2,021,732        93,988        41,947          23,476          97,909

Net Increase in Assets
   Resulting from Operations                          $    4,346,383   $   189,948    $   93,146       $  54,491    $    386,405
----------------------------------------------------------------------------------------------------------------------------------

46   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes



Low             Low                                         Long-Term    Investment                       Total Return
Duration        Duration       Short-Term     Money         U.S. Gov't   Grade Corporate                  Mortgage
Fund II         Fund III       Fund           Market Fund   Fund         Bond Fund       High Yield Fund  Fund         GNMA Fund
$   41,504      $    2,827     $   50,985      $  25,415    $  26,931    $     398      $    262,112     $   1,127     $     582
       344               0              0              0            0            0             7,951             0             0
         0               0              0              0            0            0                60             0             1
    41,848           2,827         50,985         25,415       26,931          398           270,123         1,127           583



     1,517             100          1,707            596        1,026           12             7,084            42            20
     1,513             100          1,530          1,056        1,199           12             8,316            44            20
         0               0             17             21          117            0             1,054             0             0
         0               0            390            392          765            0             6,827             9             0
         3               0              4              2            2            0                15             0             0
         0               0              0              0            0            0                 0             0             0
        30               5          3,817              6          231            0                 0             5             0
         2               0              1              0            1            0                 5             0             0
     3,065             205          7,466          2,073        3,341           24            23,301           100            40

    38,783           2,622         43,519         23,342       23,590          374           246,822         1,027           543
----------------------------------------------------------------------------------------------------------------------------------

     4,243             145          1,431              0       25,791          111         (237,944)           741           286
        79              19           (93)              0        3,792           52                 0            10             0
         0             (9)        (1,134)              0            0          (1)              (42)             0             0
    14,449             837          6,058              0        6,963          230           111,549           651           290

        33             (3)             88              0        (649)          (2)                 0           (2)             0

         0            (66)             36              0            0         (13)                45             0             0

    18,804             923          6,386              0       35,897          377         (126,392)         1,400           576


$   57,587      $    3,545     $   49,905      $  23,342    $  59,487    $     751      $    120,430     $   2,427     $   1,119
----------------------------------------------------------------------------------------------------------------------------------

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   47

For the year ended March 31, 2001

                                                                                                                    Emerging
                                                          Real Return    Foreign         Global       Global        Markets
Amounts in thousands                                      Bond Fund      Bond Fund       Bond Fund    Bond Fund II  Bond Fund
Investment Income:
Interest                                                  $  44,071      $    37,119     $   18,004   $    4,966    $    5,027
Dividends, net of foreign taxes                                  11              480            158           53             1
Miscellaneous income                                              0                0              0            0             0
   Total Income                                              44,082           37,599         18,162        5,019         5,028

Expenses:
Investment advisory fees                                      1,358            1,478            732          192           211
Administration fees                                           1,559            1,758            878          247           192
Distribution and/or servicing fees - Administrative Class        41               19              6            0            25
Distribution and/or servicing fees - Other Classes              704              780              0           99            18
Trustees' fees                                                    3                3              1            0             0
Organization costs                                                2                0              0            0             0
Interest expense                                                217              245             58           27            36
Miscellaneous                                                     2                0              0            0             5
   Total expenses                                             3,886            4,283          1,675          565           487
   Reimbursement by Manager                                       0                0              0            0             0
   Net expenses                                               3,886            4,283          1,675          565           487

Net Investment Income (loss)                                 40,196           33,316         16,487        4,454         4,541
-------------------------------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                       6,609           15,252          6,877        2,780         2,776
Net capital gain distributions received from
  underlying funds                                                0                0              0            0             0
Net realized gain (loss) on futures contracts and
  written options                                               338           (5,763)        (1,791)        (178)            0
Net realized gain (loss) on foreign currency transactions       624          (10,379)       (23,842)        (131)          (76)
Net change in unrealized appreciation
  (depreciation) on investments                              29,647           14,127          2,847         (568)         (717)
Net change in unrealized appreciation (depreciation) on
  futures contracts and written options                          83           (2,938)        (1,214)        (673)            0
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities
  denominated in foreign currencies                             495           20,756         (1,988)       2,599            59

   Net Gain (Loss)                                           37,796           31,055        (19,111)       3,829         2,042

Net Increase (Decrease) in Assets
   Resulting from Operations                              $  77,992      $    64,371     $   (2,624)  $    8,283    $    6,583
-------------------------------------------------------------------------------------------------------------------------------

48   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                                                          California
                              European                                    Short Duration  Intermediate  California    New York
Strategic       Convertible   Convertible   StocksPLUS     Municipal      Municipal       Municipal     Municipal     Municipal
Balanced Fund   Fund          Fund          Fund           Bond Fund      Income Fund     Bond Fund     Bond Fund     Bond Fund

   $    3,393   $      (607)  $    30      $     12,663    $     3,329    $     643    $     4,804  $       484       $     162
        2,414          1,708        2             1,152              0            0              0            0               0
            0              0        2                45              3            0              1            3               0
        5,807          1,101       34            13,860          3,332          643          4,805          487             162



          217            592        8             5,319            153           26            236           24               8
          224            407        4             4,439            196           25            257           22               8
            1              1        0                88             10            0              4            0               0
          243            188        0             5,631            294            0             68            0               0
            0              1        0                 7              0            0              0            0               0
            0              0       18                 0              0            0              0           29               0
           14             27        0                 0              0            1              0            0               0
            0              7        0                 3              0            1              5            0               0
          699          1,223       30            15,487            653           53            570           75              16
            0              0      (17)                0              0            0              0          (29)              0
          699          1,223       13            15,487            653           53            570           46              16

        5,108           (122)      21            (1,627)         2,679          590          4,235          441             146
   ----------   ------------  -------      ------------    -----------    ---------    -----------  -----------       ---------


       (1,201)        (6,937)     133             4,385          1,370           34          1,557          531             101
        1,770              0        0                 0              0            0              0            0               0
        3,916              0        0          (183,594)           (72)           7           (279)          13              31
         (972)           212      (40)             (403)             0            0              0            0               0
       (9,323)       (36,311)    (207)            6,605          2,568          182          5,034          436             122

       (6,479)             0        0          (119,526)             0            0             92           (8)              0

           72            199      100             4,312              0            0              0            0               0

      (12,217)       (42,837)     (14)         (288,221)         3,866          223          6,404          972             254


   $   (7,109)  $    (42,959) $     7      $   (289,848)   $     6,545    $     813    $    10,639  $     1,413       $     400
   ----------   ------------  -------      ------------    -----------    ---------    -----------  -----------       ---------

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   49

Statements of Changes in Net Assets


Amounts in thousands                        Total Return Fund              Total Return Fund II            Total Return Fund III

                                               Year Ended      Year Ended     Year Ended      Year Ended      Year Ended  Year Ended
Increase (Decrease) in Net Assets from:         March 31,       March 31,      March 31,       March 31,       March 31,   March 31,
                                                     2001            2000           2001            2000            2001        2000
Operations:
Net investment income                       $   2,324,651  $     1,778,306 $      95,960  $       70,516   $      51,199 $   35,645
Net realized gain (loss)                        1,226,362         (847,388)       57,618         (42,778)         20,168    (23,356)
Net change in unrealized appreciation
(depreciation)                                    795,370         (242,138)       36,370          (7,102)         21,779     (8,493)
Net increase resulting from operations          4,346,383          688,780       189,948          20,636          93,146      3,796
-----------------------------------------   ------------------------------ -----------------------------   ------------------------

Distributions to Shareholders:
From net investment income
   Institutional Class                         (1,792,734)      (1,382,515)      (91,365)        (67,517)        (49,458)   (34,948)
   Administrative Class                          (245,683)        (158,773)       (3,756)         (2,814)           (646)      (210)
   Other Classes                                 (228,334)        (159,950)            0               0               0          0
In excess of net investment income
   Institutional Class                            (49,037)         (59,361)         (803)           (172)         (1,051)      (514)
   Administrative Class                            (6,720)          (6,817)          (33)             (7)            (14)        (3)
   Other Classes                                   (6,245)          (6,868)            0               0               0          0
From net realized capital gains
   Institutional Class                                  0                0             0               0               0          0
   Administrative Class                                 0                0             0               0               0          0
   Other Classes                                        0                0             0               0               0          0
In excess of net realized capital gains
   Institutional Class                                  0                0             0               0               0          0
   Administrative Class                                 0                0             0               0               0          0
   Other Classes                                        0                0             0               0               0          0
Tax basis return of capital
   Institutional Class                                  0                0             0               0               0          0
   Administrative Class                                 0                0             0               0               0          0
   Other Classes                                        0                0             0               0               0          0

Total Distributions                            (2,328,753)      (1,774,284)      (95,957)        (70,510)        (51,169)   (35,675)
-----------------------------------------   ------------------------------ -----------------------------   ------------------------

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                         10,686,192        9,137,242       570,675         653,040         221,365    246,232
   Administrative Class                         2,801,443        2,193,159        62,044          31,950             163      8,282
   Other Classes                                2,858,874        2,171,970             0               0               0          0
Issued in reorganization
   Institutional Class                                  0                0             0               0               0          0
   Other Classes                                        0                0             0               0               0          0
Issued as reinvestment of distributions
   Institutional Class                          1,529,088        1,172,270        71,901          55,668          46,166     32,584
   Administrative Class                           198,869          113,239         3,782           2,786             637        195
   Other Classes                                  123,077          128,441             0               0               0          0
Cost of shares redeemed
   Institutional Class                         (6,936,468)      (6,242,527)     (389,100)       (384,235)        (75,805)   (99,748)
   Administrative Class                        (1,104,430)        (953,360)      (49,423)        (30,450)           (259)       (40)
   Other Classes                               (1,205,155)      (1,223,161)            0               0               0          0
Net increase (decrease) resulting from Fund     8,951,490        6,497,273       269,879         328,759         192,267    187,505
share transactions

Total Increase (Decrease) in Net Assets        10,969,120        5,411,769       363,870         278,885         234,244    155,626
-----------------------------------------   ------------------------------ -----------------------------   ------------------------

Net Assets:
Beginning of period                            31,536,273       26,124,504     1,320,311       1,041,426         645,736    490,110
End of period *                               $42,505,393  $    31,536,273 $   1,684,181 $     1,320,311   $     879,980 $  645,736

*Including net undistributed (overdistributed)
investment income of:                         $   154,725  $       (57,894)$       6,386 $          (839)  $      (3,786)$     (794)


50   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Moderate Duration Fund    Low Duration Fund          Low Duration Fund II      Low Duration Fund III      Short-Term Fund

Year Ended  Year Ended    Year Ended   Year Ended    Year Ended  Year Ended     Year Ended  Year Ended    Year Ended     Year Ended
 March 31,   March 31,     March 31,    March 31,     March 31,   March 31,      March 31,   March 31,     March 31,      March 31,
      2001        2000          2001         2000          2001        2000           2001        2000          2001           2000
$   31,015  $   21,172    $   288,496  $   265,005    $   38,783  $   27,138   $   2,622    $     1,716   $     43,519  $    37,374
    14,065     (11,288)        17,000      (47,944)        4,322      (4,803)        155           (484)           204       (1,776)
     9,411      (3,092)        80,909      (75,164)       14,482      (7,461)        768           (416)         6,182       (3,309)
    54,491       6,792        386,405      141,897        57,587      14,874       3,545            816         49,905       32,289
----------------------    ------------------------    ----------------------   ------------------------   -------------------------




   (30,778)    (20,651)      (244,452)    (229,827)      (38,384)    (26,955)     (2,587)        (1,701)       (36,353)     (31,112)
         0           0         (8,855)      (7,443)           (2)        (11)         (1)            (1)          (407)        (342)
         0           0        (26,799)     (23,729)            0           0           0              0         (6,739)      (5,911)

      (191)       (532)        (7,347)      (3,479)         (435)       (132)        (35)           (13)             0            0
         0           0           (266)        (112)            0           0           0              0              0            0
         0           0           (806)        (359)            0           0           0              0              0            0

         0           0              0            0             0           0           0              0              0            0
         0           0              0            0             0           0           0              0              0            0
         0           0              0            0             0           0           0              0              0            0

         0           0              0            0             0           0           0              0           (878)           0
         0           0              0            0             0           0           0              0             (6)           0
         0           0              0            0             0           0           0              0           (177)           0

         0           0              0            0             0           0           0              0              0            0
         0           0              0            0             0           0           0              0              0            0
         0           0              0            0             0           0           0              0              0            0

   (30,969)    (21,183)      (288,525)    (264,949)      (38,821)    (27,098)     (2,623)        (1,715)       (44,560)     (37,365)
----------------------    ------------------------    ----------------------   ------------------------   -------------------------



   271,662     200,422      2,441,784    2,852,869       394,918     136,132      25,072         12,807        557,919    1,202,372
         0           0         98,789       87,882            82         251           0             46          7,559       17,721
         0           0        318,860      534,201             0           0           0              0        118,255      138,529

         0           0              0            0             0           0           0              0              0            0
         0           0              0            0             0           0           0              0              0            0

    30,441      20,913        220,160      199,668        35,794      25,816       2,621          1,702         28,548       21,902
         0           0          8,907        7,388             1          12           1              1            271          234
         0           0         18,884       18,941             0           0           0              0          4,561        4,967

  (135,840)   (137,218)    (2,235,908)  (2,872,755)     (280,932)    (96,194)    (18,040)        (7,810)      (655,344)  (1,126,670)
         0           0        (78,115)    (100,890)          (73)    (22,782)          0            (43)       (18,406)      (6,533)
         0           0       (278,280)    (485,171)            0           0           0              0       (106,536)    (140,433)
   166,263      84,117        515,081      242,133       149,790      43,235       9,654          6,703        (63,173)     112,089

   189,785      69,726        612,961      119,081       168,556      31,011      10,576          5,804        (57,828)     107,013
----------------------    ------------------------    ----------------------   ------------------------   -------------------------


   387,126     317,400      3,990,328    3,871,247       468,068     437,057      32,359         26,555        709,001      601,988
$  576,911  $  387,126    $ 4,603,289  $ 3,990,328    $  636,624  $  468,068   $  42,935    $    32,359  $     651,173  $   709,001

$      347  $     (236)   $       254  $    (8,390)   $     (437) $     (397)  $      (3)   $       (28) $      (1,518) $       356

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   51

                                                                                           Investment
                                                                                           Grade
                                                                                           Corporate
   Amounts in thousands               Money Market Fund        Long-Term U.S. Gov't Fund   Bond Fund  High Yield Fund

                                                                                         Period from
                                                                                           April 28,
                                        Year Ended  Year Ended   Year Ended   Year Ended     2000 to      Year Ended     Year Ended
Increase (Decrease) in Net Assets        March 31,   March 31,    March 31,    March 31,   March 31,       March 31,      March 31,
from:                                         2001        2000         2001         2000        2001            2001           2000
Operations:
Net investment income                  $    23,342 $    24,929 $     23,590 $     20,805   $     374  $      246,822  $     296,022
Net realized gain (loss)                         0           0       29,583      (25,059)        162        (237,986)       (70,452)
Net change in unrealized
appreciation (depreciation)                      0           0        6,314        7,958         215         111,594       (263,887)
Net increase (decrease) resulting
from operations                             23,342      24,929       59,487        3,704         751         120,430        (38,317)
------------------------------------   ----------------------- -------------------------   ---------  ------------------------------

Distributions to Shareholders:
From net investment income
  Institutional Class                      (12,927)    (14,268)     (14,794)     (13,162)       (374)       (139,311)      (199,017)
  Administrative Class                        (486)       (431)      (2,737)      (2,387)          0         (36,974)       (25,769)
  Other Classes                             (9,927)    (10,224)      (6,050)      (5,222)          0         (68,547)       (68,953)
In excess of net investment income
  Institutional Class                            0           0            0            0           0          (1,064)        (1,453)
  Administrative Class                           0           0            0            0           0            (282)          (188)
  Other Classes                                  0           0            0            0           0            (523)          (503)
From net realized capital gains
  Institutional Class                            0           0            0            0         (23)              0              0
  Administrative Class                           0           0            0            0           0               0              0
  Other Classes                                  0           0            0            0           0               0              0
In excess of net realized capital gains
  Institutional Class                            0           0            0            0           0               0              0
  Administrative Class                           0           0            0            0           0               0              0
  Other Classes                                  0           0            0            0           0               0              0
Tax basis return of capital
  Institutional Class                            0           0            0            0           0               0              0
  Administrative Class                           0           0            0            0           0               0              0
  Other Classes                                  0           0            0            0           0               0              0

Total Distributions                        (23,340)    (24,923)     (23,581)     (20,771)       (397)       (246,701)      (295,883)
------------------------------------   ----------------------- -------------------------   ---------  ------------------------------

Fund Share Transactions:
Receipts for shares sold
  Institutional Class                      145,605     382,805      185,685      170,823       5,000         792,834      1,221,190
  Administrative Class                      16,510      45,030       61,908       47,739           0         224,073        255,416
  Other Classes                          2,312,653   6,791,637      122,155       66,187           0         522,135        597,715
Issued in reorganization
  Institutional Class                            0           0            0            0           0               0              0
  Other Classes                                  0           0            0            0           0               0              0
Issued as reinvestment of
distributions
  Institutional Class                       12,820      14,008       11,990       10,760         397         116,900        176,340
  Administrative Class                         485         426        2,736        2,386           0          37,198         25,317
  Other Classes                              7,633       6,923        3,801        3,859           0          34,732         40,061
Cost of shares redeemed
  Institutional Class                     (327,450)   (414,090)    (204,230)    (124,451)          0      (1,605,873)    (1,380,777)
  Administrative Class                     (19,622)    (44,939)     (30,338)     (20,024)          0        (138,474)      (135,307)
  Other Classes                         (2,341,229) (6,778,173)     (63,811)     (66,603)          0        (385,505)      (518,612)

Net increase (decrease) resulting
from Fund share transactions              (192,595)      3,627       89,896       90,676       5,397        (401,980)       281,343

Total Increase (Decrease) in Net
Assets                                    (192,593)      3,633      125,802       73,609       5,751        (528,251)       (52,857)
------------------------------------   ----------------------- -------------------------   ---------  ------------------------------

Net Assets:
Beginning of period                        541,523     537,890      355,247      281,638           0       3,170,393      3,223,250
End of period *                        $   348,930 $   541,523 $    481,049 $    355,247   $   5,751  $    2,642,142  $   3,170,393

*Including net undistributed
  (overdistributed)
  investment income of:                $        22 $        20 $         57 $         45   $      126 $      (1,912)  $      (1,991)


52   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Total Return Mortgage  FundGNMA Fund          Real Return Bond Fund    Foreign Bond Fund        Global Bond Fund

     Year      Year         Year       Year        Year        Year         Year        Year         Year           Year
    Ended     Ended        Ended      Ended       Ended       Ended        Ended       Ended        Ended          Ended
March 31, March 31,    March 31,  March 31,   March 31,   March 31,    March 31,   March 31,    March 31,      March 31,
     2001      2000         2001       2000        2001        2000         2001        2000         2001           2000
$  1,027  $      238   $     543 $     260    $    40,196 $    7,689   $    33,316 $   35,220   $    16,487    $    16,673
     751          (6)        286        35          7,571        317          (890)     4,992       (18,756)       (18,971)
     649         (78)        290       (86)        30,225      3,722        31,945    (31,738)         (355)        (2,619)
   2,427         154       1,119       209         77,992     11,728        64,371      8,474        (2,624)        (4,917)
--------------------   -------------------    ----------------------   ----------------------   --------------------------



    (949)       (232)       (510)     (260)       (29,970)    (5,631)      (25,707)   (29,183)       (2,208)       (13,418)
       0           0           0         0         (1,102)         0          (405)      (256)          (16)          (139)
     (78)         (6)          0         0         (9,225)    (1,905)       (7,021)    (5,738)            0              0

       0           0           0         0              0          0             0          0             0         (1,627)
       0           0           0         0              0          0             0          0             0            (17)
       0           0           0         0              0          0             0          0             0              0

    (324)          0         (54)        0         (3,779)      (226)            0     (3,818)            0              0
       0           0           0         0           (129)         0             0        (40)            0              0
     (39)          0           0         0         (1,301)       (67)            0       (967)            0              0

       0          (3)          0         0              0          0        (9,671)    (2,885)            0              0
       0           0           0         0              0          0          (138)       (31)            0              0
       0           0           0         0              0          0        (3,061)      (731)            0              0

       0           0           0         0              0          0             0          0       (14,074)        (1,534)
       0           0           0         0              0          0             0          0          (104)           (16)
       0           0           0         0              0          0             0          0             0              0

  (1,390)       (241)       (564)     (260)       (45,506)    (7,829)      (46,003)   (43,649)      (16,402)       (16,751)
--------------------   -------------------    ----------------------   ----------------------   --------------------------



  19,192          51       9,067        27        412,572    197,599       172,052    178,740       150,687         90,144
       0           0           0         0         62,788          0        14,864      4,784         2,952          7,497
   5,324         176          10         0        242,511     55,389        81,245     76,013             0              0

       0           0           0         0              0          0             0          0             0              0
       0           0           0         0              0          0             0          0             0              0

   1,270         235         530       261         30,496      4,405        31,126     28,907        11,553         10,736
       0           0           0         0          1,223          0           540        324           123            172
     104           5           0         0          7,495      1,416         8,494      6,155             0              0

  (5,092)       (342)     (4,496)      (48)      (115,763)   (12,861)     (155,946)  (286,997)     (107,207)       (74,885)
       0           0           0         0        (14,142)         0        (3,524)    (2,130)       (3,030)        (6,530)
    (904)       (212)          0         0        (30,405)    (8,197)      (37,903)   (45,879)            0              0

  19,894         (87)      5,111       240        596,775    237,751       110,948    (40,083)       55,078         27,134

  20,931        (174)      5,666       189        629,261    241,650       129,316   (75,258)        36,052          5,466
--------------------   -------------------    ----------------------   ----------------------   --------------------------


   4,137       4,311       4,308     4,119        269,861     28,211       545,525    620,783       273,776        268,310
$ 25,068  $    4,137   $   9,974 $   4,308  $     899,122 $  269,861   $   674,841 $  545,525   $   309,828    $   273,776


$    382  $        4   $     303 $      39  $       3,210 $    1,023    $     (789)$   15,115   $    (9,899)   $    (9,757)

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   53

Amounts in thousands                           Global Bond Fund II          Emerging Markets Bond Fund    Strategic Balanced Fund

                                               Year Ended     Year Ended      Year Ended     Year Ended      Year Ended   Year Ended
Increase (Decrease) in Net Assets from:         March 31,      March 31,       March 31,      March 31,       March 31,    March 31,
                                                     2001           2000            2001           2000            2001         2000
Operations:

Net investment income (loss)                   $     4,454    $     3,256   $       4,541 $       2,012   $        5,108 $    8,094
Net realized gain (loss)                             2,471           (824)          2,700         1,254            1,743       (274)
Net capital gain distributions received from
underlying funds                                         0              0               0             0            1,770          0
Net change in unrealized appreciation
(depreciation)                                       1,358           (803)           (658)        2,001          (15,730)     4,531
Net increase (decrease) resulting from
operations                                           8,283          1,629           6,583         5,267           (7,109)    12,351
--------------------------------------------   --------------------------   ---------------------------   --------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                              (3,875)        (2,569)         (3,335)         (968)          (2,935)    (7,057)
   Administrative Class                                  0              0            (999)         (914)             (32)       (25)
   Other Classes                                      (570)          (646)           (211)         (129)          (1,267)    (1,345)
In excess of net investment income
   Institutional Class                                   0            (41)              0             0                0          0
   Administrative Class                                  0              0               0             0                0          0
   Other Classes                                         0            (11)              0             0                0          0
From net realized capital gains
   Institutional Class                                (379)             0               0             0                0     (1,427)
   Administrative Class                                  0              0               0             0                0         (7)
   Other Classes                                       (68)             0               0             0                0       (347)
In excess of net realized capital gains
   Institutional Class                              (1,552)           (95)         (1,807)            0           (2,872)    (2,868)
   Administrative Class                                  0              0            (437)            0             (29)        (13)
   Other Classes                                      (280)           (26)           (108)            0          (1,549)       (698)

Total Distributions                                 (6,724)        (3,388)         (6,897)       (2,011)          (8,684)   (12,787)
--------------------------------------------   --------------------------   ---------------------------   --------------------------

Fund Share Transactions:

Receipts for shares sold
   Institutional Class                               6,935         59,618          34,602        16,701            3,779      8,040
   Administrative Class                                  0              0           1,010        25,789              151        956
   Other Classes                                     3,819          4,394           3,495           979            9,610     12,505
Issued in reorganization
   Institutional Class                                   0              0               0             0                0     35,908
   Other Classes                                         0              0               0             0                0     30,872
Issued as reinvestment of distributions
   Institutional Class                               5,308          2,526           4,821           888            5,725      7,091
   Administrative Class                                  0              0           1,434           915               63         45
   Other Classes                                       671            545             154            73            2,217      2,065
Cost of shares redeemed
   Institutional Class                             (35,563)        (5,204)         (5,860)       (9,797)         (76,927)   (26,925)
   Administrative Class                                  0              0          (7,791)      (15,204)            (325)      (293)
   Other Classes                                    (3,685)        (5,615)         (1,800)         (311)          (8,994)   (11,948)
Net increase (decrease) resulting from Fund        (22,515)        56,264          30,065        20,033          (64,701)    58,316
share transactions

Total Increase (Decrease) in Net Assets            (20,956)        54,505          29,751        23,289          (80,494)    56,880
--------------------------------------------   --------------------------   ---------------------------   --------------------------

Net Assets:
Beginning of period                                 97,049         42,544          27,847         4,558          154,998     98,118
End of period *                                $    76,093    $    97,049   $      57,598 $      27,847   $       74,504 $  154,998

*Including net undistributed
(overdistributed) investment
income of:                                     $       (37)   $       889   $       1,525 $         862   $          465 $    1,795

54   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


                           European
                           Convertible                                                                      Short Duration
Convertible Fund           Fund                 StocksPLUS Fund           Municipal Bond Fund           Municipal Income Fund

                              Period from                                                                            Period from
 Year Ended   Year Ended     November 30,       Year Ended   Year Ended   Year Ended    Year Ended    Year Ended      August 31,
  March 31,    March 31,          2000 to        March 31,    March 31,    March 31,     March 31,     March 31,         1999 to
       2001         2000   March 31, 2001             2001         2000         2001          2000          2001   March 31,2000

$      (122)   $     293        $      21      $    (1,627)  $   98,837   $    2,679   $     2,314    $      590     $       244
     (6,725)       7,821               93         (179,612)      38,756        1,298          (919)           41             (25)
          0            0                0                0            0            0             0             0               0
    (36,112)      27,966             (107)        (108,609)      87,250        2,568        (2,965)          182               6
    (42,959)      36,080                7         (289,848)     224,843        6,545        (1,570)          813             225
------------------------        ---------      ------------------------   ------------------------    --------------------------

     (2,101)        (276)             (20)         (11,561)     (45,176)        (707)         (244)         (573)           (241)
         (6)           0                0             (641)      (3,216)        (193)         (115)            0               0
       (261)         (17)               0          (11,931)     (59,577)      (1,776)       (1,949)            0               0

          0       (1,195)               0                0            0            0             0             0               0
          0            0                0                0            0            0             0             0               0
          0          (76)               0                0            0            0             0             0               0

          0         (577)               0                0      (37,300)           0             0             0               0
          0            0                0                0       (2,793)           0             0             0               0
          0          (42)               0                0      (55,442)           0             0             0               0

     (5,661)           0                0          (35,157)     (19,356)           0             0             0               0
        (20)           0                0           (2,729)      (1,450)           0             0             0               0
     (1,354)           0                0          (50,829)     (28,771)           0             0             0               0

     (9,403)      (2,183)             (20)        (112,848)    (253,081)      (2,676)       (2,308)         (573)           (241)




     90,224      176,112            4,990          192,570      218,329       23,749         4,203        13,744          10,500
        410            0                0           19,575       63,727        2,528         3,032             0               0
     22,419       14,391               10          203,143      512,940       21,007        16,283             0              10

          0            0                0                0            0            0             0             0               0
          0            0                0                0            0            0             0             0               0
      7,572        1,984               20           45,695       99,393          685           239           575             241
          1            0                0            3,338        7,404          193           113             0               0
      1,074          120                0           49,151      133,688        1,006         1,286             0               0

   (155,586)     (41,632)               0         (275,526)    (201,504)      (7,753)       (4,329)      (11,638)              0
          0            0                0           (3,869)     (52,930)      (1,304)       (1,268)            0               0
     (6,093)        (841)               0         (314,693)    (455,756)     (16,427)      (21,656)            0               0
    (39,979)     150,134            5,020          (80,616)     325,291       23,684        (2,097)        2,681          10,751

    (92,341)     184,031            5,007         (483,312)     297,053       27,553        (5,975)        2,921          10,735
------------------------        ---------      ------------------------   ------------------------    --------------------------


    184,031            0                0        1,498,795    1,201,742       52,583        58,558        10,735               0
$    91,690   $  184,031        $   5,007 $      1,015,483   $1,498,795   $   80,136      $ 52,583    $   13,656       $  10,735

$    (1,366)  $    5,512        $      94 $        (26,538)  $   38,390   $       17      $      4    $       31       $       3

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   55

                                                                                    California
                                                    California Intermediate         Municipal
Amounts in thousands                                Municipal Bond Fund             Bond Fund   New York Municipal Bond Fund

                                                                     Year      Period      Period        Year       Period
                                                                    Ended        from        from      Ended          from
Increase (Decrease) in Net Assets from:                          March 31,  August 31,     May 16,   March 31,   August 31,
                                                                     2001     1999 to     2000 to        2001      1999 to
                                                                             March 31,   March 31,                March 31,
                                                                                 2000        2001                     2000

Operations:
Net investment income                                          $    4,235   $     106   $      441   $    146   $       70
Net realized gain (loss)                                            1,278          (5)         544        132           (4)
Net capital gain distributions received from                            0           0            0          0            0
underlying funds
Net change in unrealized appreciation (depreciation)                5,126          72          428        122           (8)
Net increase resulting from operations                             10,639         173        1,413        400           58
---------------------------------------------------            ----------------------   ----------   ---------------------
Distributions to Shareholders:
From net investment income
   Institutional Class                                             (2,959)        (97)        (428)      (143)         (70)
   Administrative Class                                               (62)          0            0          0            0
   Other Classes                                                   (1,123)         (8)          (4)        (2)           0
In excess of net investment income
   Institutional Class                                                  0           0            0          0            0
   Administrative Class                                                 0           0            0          0            0
   Other Classes                                                        0           0            0          0            0
From net realized capital gains
   Institutional Class                                               (206)          0         (390)       (28)           0
   Administrative Class                                                (5)          0            0          0            0
   Other Classes                                                     (100)          0            0          0            0
In excess of net realized capital gains
   Institutional Class                                                  0          (6)           0          0           (6)
   Administrative Class                                                 0           0            0          0            0
   Other Classes                                                        0          (1)           0          0            0

Total Distributions                                                (4,455)       (112)        (822)      (173)         (76)
---------------------------------------------------            ----------------------   ----------   ---------------------

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                            112,569       8,840       21,136        300        3,000
   Administrative Class                                             1,550          10            0          0            0
   Other Classes                                                   42,117       1,889          819        285           20
Issued in reorganization
   Institutional Class                                                  0           0            0          0            0
   Other Classes                                                        0           0            0          0            0
Issued as reinvestment of distributions
   Institutional Class                                              3,049          91          807        171           76
   Administrative Class                                                66           0            0          0            0
   Other Classes                                                    1,124          12            4          2            0
Cost of shares redeemed
   Institutional Class                                            (40,783)       (556)     (10,590)         0            0
   Administrative Class                                               (10)          0            0          0            0
   Other Classes                                                  (17,630)       (119)        (110)       (11)           0
Net increase resulting from Fund share transactions               102,052      10,167       12,066        747        3,096

Total Increase in Net Assets                                      108,236      10,228      12,657        974         3,078
---------------------------------------------------            ----------------------   ----------   ---------------------

Net Assets:
Beginning of period                                                10,228           0           0      3,078             0
End of period *                                                $  118,464   $  10,228  $   12,657   $  4,052   $     3,078

*Including net undistributed investment income of:             $    1,115   $       1  $      152   $     66   $         0

56   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Statements of Cash Flows

                                                               Long-Term
Amounts in thousands                             Short-Term    U.S. Gov't    Real Return    Foreign       Global         Global Bond
                                                 Fund          Fund          Bond Fund      Bond Fund     Bond Fund      Fund II

Increase (Decrease) in Cash and Foreign
 Currency from:
Financing Activities
Sales of Fund shares                             $     679,178  $    368,274  $     708,752  $    268,133  $    153,653  $   10,735
Redemptions of Fund shares                            (803,817)     (297,340)      (158,587)     (197,372)     (105,810)    (39,292)
Cash distributions paid                                (13,952)       (4,962)        (5,636)       (5,980)       (4,944)       (797)
Increase (decrease) from financing transactions        437,482        (5,569)       588,733       167,403       124,664      38,686
Net increase from financing activities                 298,891        60,403      1,133,262       232,184       167,563       9,332


Operating Activities
Purchases of long-term securities and foreign
 currency                                           (1,652,199)   (6,942,341)    (3,285,517)   (4,245,078)   (2,152,421)   (570,151)
Proceeds from sales of long-term securities and
 foreign currency                                    1,081,041     6,849,537      2,336,368     4,059,928     2,006,517     557,747
Purchases of short-term securities (net)               227,689         4,651       (178,550)      (60,295)       (4,746)      2,203
Net investment income                                   43,519        23,590         40,196        33,316        16,487       4,454
Change in other receivables/payables (net)               1,434         4,250        (44,116)        7,619       (21,513)       (742)
Net (decrease) from operating activities              (298,516)      (60,313)    (1,131,619)     (204,510)     (155,676)     (6,489)
-----------------------------------------------  -------------  ------------  -------------  ------------  ------------  ----------

Net Increase in Cash and Foreign Currency                  375            90          1,643        27,674        11,887       2,843
-----------------------------------------------  -------------  ------------  -------------  ------------  ------------  ----------

Cash and Foreign Currency
Beginning of period                                        628             1            334         9,658         6,695       2,576
End of period                                    $       1,003  $         91  $       1,977  $     37,332  $     18,582  $    5,419

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   57

Schedule of Investments
Total Return Fund
March 31, 2001

                                                 Principal
                                                    Amount                 Value
                                                    (000s)                (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 35.0%
--------------------------------------------------------------------------------
Banking & Finance 22.1%
AB Spintab
  6.800% due 12/29/2049                          $     250         $         253
Abbey National Capital Trust I
  8.963% due 12/29/2049                             31,600                35,041
Abbey National PLC
  6.700% due 06/29/2049                              5,000                 4,839
Abbey National Treasury Service PLC
  6.625% due 05/23/2001                                240                   241
ABN AMRO Mortgage Corp.
  7.250% due 05/31/2005                                150                   158
Aetna, Inc.
  6.750% due 08/15/2001                                250                   251
Air 2 US
  8.027% due 10/01/2020                                294                   313
Allstate Corp.
  7.875% due 05/01/2005                                100                   108
  6.750% due 05/15/2018                                280                   271
  6.900% due 05/15/2038                             87,200                81,841
AMERCO
  7.135% due 10/15/2002                             15,000                14,746
  7.230% due 01/21/2027                              1,250                 1,207
American Express Co.
  8.500% due 08/15/2001                                350                   355
  5.625% due 01/22/2004                             14,700                14,848
  7.450% due 08/10/2005                              1,000                 1,070
American General Finance
  6.050% due 07/02/2001                              3,000                 3,010
  6.875% due 12/14/2001                              1,600                 1,624
  7.450% due 07/01/2002                                200                   206
  6.250% due 12/18/2002                              1,165                 1,191
  6.375% due 03/01/2003                                350                   358
  6.170% due 05/06/2003                              3,200                 3,275
  8.125% due 03/15/2046                                270                   276
American Health Properties, Inc.
  7.050% due 01/15/2002                                700                   700
Aon Capital Trust A
  8.205% due 01/01/2027                                725                   700
Aristar, Inc.
  7.375% due 09/01/2004                             20,000                20,825
Associates Corp. of North America
  6.625% due 05/15/2001                              1,300                 1,302
  6.700% due 05/29/2001                                100                   100
  7.000% due 07/23/2001                                500                   504
  5.400% due 08/27/2001 (d)                         13,500                13,539
  6.450% due 10/15/2001                             23,600                23,801
  7.500% due 04/15/2002                                185                   190
  5.446% due 05/21/2002 (d)                          6,850                 6,857
  6.375% due 07/15/2002                                175                   178
  6.500% due 07/15/2002                                750                   766
  6.000% due 12/01/2002                                500                   508
  5.750% due 11/01/2003                              5,425                 5,477
  5.800% due 04/20/2004                                450                   455
  6.625% due 06/15/2005                                100                   103
AT&T Capital Corp.
  6.250% due 05/15/2001                             19,443                19,459
  7.000% due 08/15/2001                             11,100                11,163
  7.110% due 09/13/2001                              1,030                 1,038
  6.900% due 01/30/2002                              1,000                 1,010
  6.750% due 02/04/2002                              1,925                 1,944
  5.881% due 04/23/2002 (d)                         74,000                74,177
Avalonbay Communities
  7.375% due 09/15/2002                              2,565                 2,629
AVCO Financial Services, Inc.
  7.375% due 08/15/2001                                300                   303
Banco Latinoamericano SA
  6.500% due 04/02/2001                                950                   950
  7.173% due 06/04/2001                              5,000                 5,000
  7.878% due 11/30/2001                              9,500                 9,500
Banco Nacional de Comercio Exterior
  7.250% due 02/02/2004                             25,050                25,238
Banesto Delaware, Inc.
  8.250% due 07/28/2002                             43,900                45,508
Bank of America Corp.
   9.500% due 04/01/2001                               235                   235
   7.000% due 09/15/2001                             1,500                 1,513
   6.538% due 09/26/2001 (d)                        33,000                33,000
   6.752% due 02/20/2002 (d)                        35,180                35,205
   8.125% due 06/15/2002                               350                   363
   6.810% due 06/17/2002 (d)                        10,000                10,005
   7.750% due 07/15/2002                               510                   527
   7.750% due 08/01/2002                               896                   898
   7.200% due 09/15/2002                             1,000                 1,030
   7.500% due 10/15/2002                             1,200                 1,244
   6.850% due 03/01/2003                                65                    67
   6.875% due 06/01/2003                               100                   103
   6.500% due 08/15/2003                               150                   154
   6.125% due 07/15/2004                               600                   608
   6.750% due 09/15/2005                               200                   206
   8.570% due 11/15/2024                               125                   141
Bank One Corp.
   6.820% due 04/19/2001 (d)                         2,000                 2,001
   6.733% due 09/04/2001 (d)                        14,000                14,006
   6.348% due 06/26/2002 (d)                         5,000                 5,002
   6.895% due 09/26/2003 (d)                        18,400                18,411
BankBoston Corp.
   6.125% due 03/15/2002                            12,500                12,626
Banponce Financial Corp.
   6.463% due 11/13/2001                            13,000                13,117
Barclays Bank PLC
   8.550% due 09/29/2049                            25,000                27,678
Bayerische Landesbank NY
   6.200% due 02/09/2006                               250                   252
Bear Stearns Co., Inc.
   9.375% due 06/01/2001                               125                   126
   7.083% due 04/05/2002 (d)                        25,000                24,879
   5.640% due 05/07/2002 (d)                         4,300                 4,303
   7.134% due 08/01/2002 (d)                        71,500                71,556
   5.370% due 12/16/2002 (d)                        48,900                48,984
   6.125% due 02/01/2003                                25                    25
   5.210% due 03/28/2003 (d)                        81,500                81,476
   6.750% due 04/15/2003                               105                   107
   5.718% due 05/06/2003 (d)                        25,000                24,796
   7.013% due 05/16/2003 (d)                        40,700                40,372
   5.820% due 07/22/2003 (d)                        19,000                18,795
   6.700% due 08/01/2003                               100                   102
   6.625% due 01/15/2004                               200                   204
   6.150% due 03/02/2004                               200                   201
   8.750% due 03/15/2004                                75                    81
   7.156% due 06/01/2004 (d)                        12,665                12,518
   5.270% due 09/21/2004 (d)                         5,200                 5,202
   7.036% due 03/18/2005 (d)                        37,000                37,134
   6.848% due 09/16/2005 (d)                        16,000                15,763
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                               405                   416
Beneficial Corp.
   6.610% due 09/13/2001                               140                   141
   5.409% due 01/09/2002 (d)                           500                   501
   6.870% due 03/01/2002 (d)                        50,000                50,109
   8.000% due 06/18/2002                               400                   412
   6.030% due 01/14/2003                               320                   323
Bombardier Capital Trust I
   7.210% due 06/09/2032 (d)                        16,150                15,914
Bombardier Capital Trust II
   7.210% due 06/09/2032 (d)                         3,600                 3,547
Bombardier Capital, Inc.
   7.300% due 12/15/2002                             9,000                 9,194
Caithness Coso Fund Corp.
   6.800% due 12/15/2001                             5,659                 5,644
Chase Manhattan Bank
   6.125% due 11/01/2008                               400                   391
Chase Manhattan Corp.
   8.500% due 02/15/2002                               200                   206
   5.750% due 04/15/2004                               150                   152
   6.000% due 11/01/2005                                50                    50

58   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                 Principal
                                                    Amount                 Value
                                                    (000s)                (000s)
--------------------------------------------------------------------------------

Chrysler Financial Corp. LLC
   5.606% due 06/11/2001 (d)                $       46,700         $      46,686
   5.690% due 11/15/2001                               650                   652
   5.400% due 01/15/2002                            15,750                15,671
   6.950% due 03/25/2002                                50                    51
   5.701% due 07/17/2002 (d)                        20,000                19,823
   5.120% due 08/08/2002 (d)                        66,100                65,524
   5.756% due 02/03/2003 (d)                        50,000                49,367
   5.150% due 02/10/2003 (d)                         7,100                 7,008
   6.789% due 03/06/2003 (d)                        25,000                24,512
   5.736% due 03/10/2003 (d)                        65,000                63,688
   6.739% due 06/18/2003                            35,000                34,424
Chubb Capital Corp.
   6.875% due 02/01/2003                               100                   103
Cincinnati Financial Corp.
   6.900% due 05/15/2028                           111,870               100,124
CIT Group, Inc.
   5.800% due 03/26/2002                             1,000                 1,007
   5.190% due 09/13/2002 (d)                        30,900                30,810
   7.375% due 03/15/2003                               500                   517
   5.625% due 10/15/2003                               250                   250
Citicorp
   8.000% due 02/01/2003                               250                   262
CitiFinancial Credit Co.
   8.250% due 11/01/2001                             2,500                 2,548
   6.875% due 05/01/2002                               335                   342
   6.375% due 09/15/2002                               115                   117
   7.750% due 03/01/2005                               550                   588
Citigroup, Inc.
   5.800% due 03/15/2004                               200                   203
CNA Financial Corp.
   6.250% due 11/15/2003                                65                    64
Comerica Bank
   7.250% due 06/15/2007                               200                   211
Countrywide Home Loans
   6.250% due 04/15/2009                               600                   585
Credit Asset Receivable
   6.274% due 10/31/2003                            34,030                34,156
DBS Group Holdings Ltd.
   7.875% due 08/10/2009                             6,000                 6,445
Deutsche Telekom International
Finance
   7.750% due 06/15/2005                            97,100               100,329
Donaldson, Lufkin & Jenrette,
Inc.
   6.910% due 09/18/2002 (d)                        13,600                13,609
   6.023% due 04/25/2003 (d)                           400                   400
   6.170% due 07/15/2003                            20,000                20,423
Dow Capital BV
   7.125% due 01/15/2003                               100                   103
Duke Capital Corp.
   7.250% due 10/01/2004                            19,000                19,921
Export-Import Bank Korea
   7.250% due 06/25/2001                             2,600                 2,606
   7.125% due 09/20/2001                            12,370                12,404
   6.500% due 02/10/2002                            26,141                26,159
   6.500% due 11/15/2006                             6,445                 6,567
   7.100% due 03/15/2007                            17,600                18,297
Exxon Capital Corp.
   6.125% due 09/08/2008                             2,000                 2,029
Farmers Insurance
   8.625% due 05/01/2024                               275                   280
Finova Capital Corp.
   5.875% due 10/15/2001 (e)                         1,000                   831
   6.040% due 11/08/2002 (d)(e)                     51,350                42,159
   6.316% due 04/08/2003 (d)(e)                        300                   246
   5.193% due 06/18/2003 (d)(e)                     32,300                26,486
   6.330% due 11/24/2003                             1,300                 1,083
First Chicago Corp.
   9.250% due 11/15/2001                               250                   256
   6.740% due 03/11/2002 (d)                        20,000                20,039
   6.884% due 07/28/2003 (d)                            50                    50
First National Bank Chicago
   8.080% due 01/05/2018                               250                   270
First Security Corp.
   5.875% due 11/01/2003                             9,325                 9,421
First Union Corp.
   8.125% due 06/24/2002                               150                   155
FleetBoston Financial Corp.
   9.900% due 06/15/2001                               200                   202
Ford Credit Canada
   6.820% due 12/16/2002 (d)                        56,000                55,943
Ford Motor Credit Co.
   7.020% due 06/07/2001                             1,000                 1,003
   5.030% due 07/13/2001 (d)                        47,700                47,690
   6.813% due 09/03/2001 (d)                        27,000                27,024
   7.000% due 09/25/2001                             1,125                 1,136
   6.918% due 10/15/2001 (d)                        13,000                13,005
   6.838% due 11/16/2001 (d)                        82,800                82,869
   8.240% due 01/15/2002                                85                    87
   5.804% due 01/17/2002 (d)                        53,945                53,901
   8.200% due 02/15/2002                               500                   513
   6.500% due 02/28/2002                             1,710                 1,732
   6.093% due 03/19/2002 (d)                        28,458                28,399
   6.873% due 04/29/2002 (d)                        33,000                33,007
   6.961% due 05/21/2002 (d)                         7,000                 7,005
   6.878% due 05/23/2002 (d)                        14,000                14,018
   6.823% due 06/04/2002 (d)                        12,000                12,000
   8.000% due 06/15/2002                               150                   155
   5.939% due 07/16/2002 (d)                       172,555               172,496
   6.911% due 08/01/2002 (d)                        36,000                35,989
   6.550% due 09/10/2002                             4,000                 4,064
   5.829% due 10/15/2002 (d)                        35,050                35,012
   7.750% due 11/15/2002                             5,730                 5,931
   6.000% due 01/14/2003                             1,100                 1,109
   7.500% due 01/15/2003                               250                   258
   6.900% due 02/03/2003 (d)                        40,000                39,883
   5.535% due 02/13/2003 (d)                       284,185               282,374
   5.133% due 03/17/2003 (d)                        37,000                36,723
   6.125% due 04/28/2003                            26,130                26,409
   5.323% due 06/02/2003 (d)                        38,100                38,050
   6.826% due 06/20/2003 (d)                        16,900                16,885
   6.625% due 06/30/2003                               775                   791
   5.605% due 11/24/2003 (d)                        47,000                46,916
   5.750% due 02/23/2004                             1,216                 1,215
   6.125% due 03/20/2004                               400                   404
   5.860% due 04/26/2004 (d)                        63,000                62,473
   6.951% due 05/21/2004 (d)                        32,200                31,883
   6.873% due 06/02/2004 (d)                         1,500                 1,485
   7.500% due 06/15/2004                               100                   105
   6.700% due 07/16/2004                            92,905                95,111
   6.089% due 07/19/2004 (d)                       174,500               173,338
   8.250% due 02/23/2005                             2,500                 2,681
   7.500% due 03/15/2005                            17,000                17,801
   6.946% due 04/28/2005 (d)                        58,000                56,929
   5.353% due 06/30/2005 (d)                        65,000                64,244
   6.179% due 07/18/2005 (d)                       214,000               210,617
   7.600% due 08/01/2005                             5,000                 5,268
   6.375% due 12/15/2005                               100                   101
   5.400% due 08/27/2006 (d)                        27,500                27,500
   7.200% due 06/15/2007                                25                    26
   5.800% due 01/12/2009                               155                   146
Fuji Bank Ltd.
   9.870% due 12/31/2049 (d)                        25,475                21,123
General Electric Capital Corp.
   6.020% due 05/04/2001                             1,000                 1,001
   5.500% due 11/01/2001                                50                    50
   5.650% due 03/31/2003                               125                   127
   6.210% due 12/09/2005                               400                   413
   7.875% due 12/01/2006                                30                    33
General Motors Acceptance Corp.
   7.125% due 05/01/2001                            44,395                44,464
   6.750% due 06/05/2001                               880                   883
   6.875% due 07/15/2001                             1,000                 1,006
   6.375% due 12/01/2001                               765                   772
   5.500% due 12/15/2001                               100                   100
   9.625% due 12/15/2001                             5,650                 5,826
   6.625% due 01/10/2002                               500                   506
   6.750% due 02/07/2002                             1,590                 1,612
   7.750% due 03/25/2002                               125                   129

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   59

Total Return Fund
March 31, 2001

                                                 Principal
                                                    Amount                 Value
                                                    (000s)                (000s)
--------------------------------------------------------------------------------

   6.250% due 08/15/2002                  $            100         $         101
   7.000% due 09/15/2002                               250                   255
   6.625% due 10/01/2002                             5,000                 5,089
   7.103% due 10/07/2002 (d)                        18,100                18,124
   5.509% due 11/12/2002 (d)                        10,200                10,210
   5.609% due 11/12/2002 (d)                        28,995                28,917
   6.860% due 12/09/2002 (d)                        64,050                64,157
   6.750% due 12/10/2002                               500                   511
   6.200% due 12/15/2002                               500                   506
   5.480% due 12/16/2002                               150                   150
   6.000% due 01/15/2003                               990                 1,002
   5.875% due 01/22/2003                           100,500               101,153
   5.548% due 02/14/2003 (d)                        10,000                 9,962
   5.210% due 03/10/2003 (d)                         7,000                 6,970
   6.750% due 03/15/2003                            49,725                50,906
   7.125% due 05/01/2003                            36,000                37,054
   6.394% due 07/20/2003 (d)                        13,042                13,030
   5.924% due 07/21/2003 (d)                        13,700                13,720
   5.510% due 08/18/2003 (d)                       128,090               127,973
   5.550% due 09/15/2003                            32,000                31,954
   6.625% due 10/20/2003                             2,000                 2,046
   5.750% due 11/10/2003                             1,100                 1,102
   6.396% due 01/20/2004 (d)                       273,857               273,826
   5.750% due 03/22/2004 (d)                       123,300               123,300
   6.536% due 04/05/2004 (d)                        43,500                42,879
   6.930% due 05/28/2004 (d)                        73,000                71,588
   6.850% due 06/17/2004                             1,200                 1,234
   5.999% due 07/21/2004 (d)                        62,800                62,233
   7.291% due 09/20/2004 (d)                        19,951                19,933
   6.650% due 11/17/2005                               500                   509
   6.150% due 04/05/2007                               150                   146
   8.950% due 07/02/2009                            17,333                18,580
Gold Eagle Capital Ltd.
   11.079% due 04/15/2001 (d)                       46,300                46,300
Golden State Holdings
   6.750% due 08/01/2001 (d)                         1,950                 1,946
   7.759% due 08/01/2003 (d)                           500                   485
Goldman Sachs Group, Inc.
   5.971% due 01/17/2003 (d)                        72,000                72,124
   6.625% due 12/01/2004                               275                   281
   7.625% due 08/17/2005                            23,000                24,515
   7.458% due 02/09/2009 (d)                        10,000                10,084
   6.500% due 02/25/2009                               140                   139
Great Western Finance Trust II
   8.206% due 02/01/2027                               150                   145
Halyard RE
  10.555% due 04/05/2002 (d)                         1,800                 1,800
Hansol Paper Co. Ltd.
   8.943% due 05/24/2001 (d)                        20,000                20,200
Hartford Life, Inc.
   6.900% due 06/15/2004                               600                   622
Heller Financial, Inc.
   6.803% due 06/07/2001 (d)                         4,000                 4,002
   5.116% due 06/25/2001 (d)                       101,250               101,288
   5.750% due 09/25/2001                             1,400                 1,405
   5.979% due 10/22/2001 (d)                        19,200                19,215
   6.500% due 11/01/2001                               250                   252
   7.658% due 11/09/2001 (d)                         4,400                 4,421
   5.889% due 04/22/2002 (d)                         2,100                 2,100
   6.940% due 04/26/2002 (d)                        12,000                11,992
   6.850% due 05/07/2002 (d)                        25,400                25,386
   6.930% due 05/13/2002 (d)                        10,000                 9,992
   7.000% due 05/15/2002                               900                   915
   6.500% due 07/22/2002                               140                   142
   5.979% due 07/24/2002 (d)                        16,200                16,233
   5.858% due 04/28/2003 (d)                        53,500                53,350
   6.989% due 04/28/2003 (d)                        26,000                25,960
Hertz Corp.
   7.000% due 07/15/2003                            13,300                13,684
Hitachi Credit America
   5.939% due 10/15/2003 (d)                        11,500                11,501
Household Bank
   6.961% due 04/03/2001 (d)                        16,000                16,000
   6.820% due 09/26/2001 (d)                         9,000                 9,007
   6.949% due 10/22/2003 (d)                        15,000                14,956
Household Capital Trust III
   7.010% due 06/26/2004 (d)                        23,925                22,133
Household Finance Corp.
   6.490% due 04/09/2001                             9,920                 9,922
   6.780% due 06/22/2001 (d)                         3,000                 3,000
   6.909% due 08/01/2001 (d)                         1,500                 1,501
   6.909% due 11/01/2001 (d)                         4,500                 4,504
   6.876% due 05/07/2002 (d)                        43,450                43,252
   6.951% due 05/24/2002 (d)                       113,800               113,938
   7.080% due 06/03/2002                            15,000                15,345
   5.875% due 11/01/2002                               200                   202
   6.125% due 02/27/2003                               500                   504
   5.116% due 06/24/2003 (d)                        31,000                30,897
Household Netherlands BV
   6.125% due 03/01/2003                            18,100                18,275
HSBC Capital Funding LP
  10.176% due 12/29/2049                            20,000                20,735
   9.547% due 12/31/2049                            76,400                88,226
  10.176% due 12/31/2049                            26,160                32,221
Industrial Bank of Korea
   7.100% due 10/15/2001                             3,290                 3,313
Inter-American Development Bank
   5.375% due 01/18/2006                           181,000               181,970
   8.875% due 06/01/2009                               200                   242
   7.375% due 01/15/2010                             4,200                 4,678
International Bank for Reconstruction
& Development
   7.000% due 01/27/2005                             1,000                 1,065
International Lease Finance Corp.
   5.930% due 07/15/2003                            14,000                14,172
J.P. Morgan & Co., Inc.
   6.700% due 11/01/2007                                30                    31
   6.655% due 02/15/2012 (d)                           600                   548
JET Equipment Trust
  10.000% due 06/15/2012                                80                    92
  10.690% due 05/01/2015                               100                   122
John Hancock
   7.375% due 02/15/2024                               360                   351
KBC Bank Fund Trust III
   9.860% due 11/29/2049 (d)                         5,700                 6,394
Key Bank USA NA
   7.550% due 09/15/2006                               350                   370
Kimco Realty Corp.
   6.500% due 10/01/2003                               200                   203
Korea Development Bank
   7.125% due 09/17/2001                            13,055                13,141
   7.900% due 02/01/2002                               300                   304
   8.600% due 03/25/2002                             6,600                 6,786
   6.500% due 11/15/2002                               440                   444
   6.750% due 12/01/2005                                55                    55
   7.250% due 05/15/2006                                50                    51
LB Rheinland - PFALZ
   5.000% due 02/23/2028                             3,400                 3,383
Lehman Brothers Holdings, Inc.
   7.019% due 03/18/2002 (d)                        10,000                10,000
   6.375% due 05/07/2002                            61,290                62,098
   8.750% due 05/15/2002                               219                   227
   6.186% due 07/08/2002 (d)                        60,100                60,139
   6.479% due 07/15/2002 (d)                        43,651                43,945
   7.125% due 07/15/2002                               100                   102
   7.080% due 08/12/2002 (d)                         6,500                 6,489
   7.450% due 08/28/2002 (d)                         6,500                 6,509
   5.389% due 09/03/2002 (d)                        14,000                14,003
   5.610% due 12/12/2002 (d)                        60,100                60,344
   5.240% due 04/04/2003 (d)                       132,550               132,747
   7.625% due 06/01/2006                               350                   370
LG&E Capital Corp.
   7.360% due 06/18/2001 (d)                           400                   400
   6.205% due 05/01/2004                             1,000                   966
   6.460% due 01/15/2008                             3,000                 2,714
Liberty Mutual Insurance
   8.200% due 05/04/2007                            17,510                18,272
Limestone Electron Trust
   8.625% due 03/15/2003                            71,350                74,521

60   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                 Principal
                                                    Amount                 Value
                                                    (000s)                (000s)
--------------------------------------------------------------------------------

Lion Connecticut Holdings
   6.375% due 08/15/2003                       $       200         $         204
   7.250% due 08/15/2023                                50                    48
Lloyds TSB Bank
   5.745% due 08/26/2010 (d)                         3,000                 2,999
MBNA America Bank NA
   7.010% due 04/25/2002 (d)                         1,000                   999
MBNA Corp.
   5.610% due 08/07/2001 (d)                           100                   100
   6.980% due 09/13/2001 (d)                        10,300                10,310
MCN Investment Corp.
   7.120% due 01/16/2004                             7,500                 7,614
   6.300% due 04/02/2011                             7,500                 7,500
Merrill Lynch & Co.
   6.500% due 04/01/2001                               400                   400
   6.750% due 04/30/2001                             2,775                 2,778
   8.000% due 02/01/2002                               400                   410
   7.375% due 08/17/2002                               300                   310
   8.300% due 11/01/2002                               700                   734
   6.000% due 02/12/2003                               500                   509
   6.875% due 03/01/2003                               140                   145
   5.006% due 06/24/2003 (d)                        27,000                26,992
   6.550% due 08/01/2004                               400                   414
   7.000% due 04/27/2008                               100                   104
Metropolitan Life Insurance Co.
   6.300% due 11/01/2003                             6,800                 6,910
MIC Financing Trust I
   8.375% due 02/01/2027                            36,000                32,484
Monumental Global Funding II
   6.910% due 09/26/2003 (d)                        58,500                58,519
Morgan Stanley Group, Inc.
   6.700% due 05/01/2001                               600                   601
   9.375% due 06/15/2001                               300                   303
   5.228% due 03/11/2003 (d)                        11,500                11,500
   6.375% due 12/15/2003                               150                   154
   5.625% due 01/20/2004                             1,200                 1,206
Morgan Stanley, Dean Witter & Co.
   6.948% due 04/15/2002 (d)                           550                   551
   5.590% due 05/05/2003 (d)                        43,000                43,088
   6.964% due 08/07/2003 (d)                       140,800               140,974
   5.899% due 04/22/2004 (d)                       108,500               108,622
Nacional Financiera
   9.750% due 03/12/2002                            10,000                10,365
   7.284% due 05/08/2003 (d)                         7,750                 8,021
National Rural Utilities
Cooperative Finance Corp.
   6.880% due 05/31/2002 (d)                        10,000                10,010
   5.721% due 08/13/2002 (d)                        12,000                12,003
   6.250% due 04/15/2003                            50,000                50,728
National Westminster Bank PLC
   5.520% due 09/16/2002 (d)                        12,275                12,317
   9.375% due 11/15/2003                               200                   220
Newcourt Credit Group, Inc.
   6.875% due 02/16/2005                             7,500                 7,712
Noble Affiliates, Inc.
   8.950% due 12/15/2004                            11,500                11,990
Nordbanken AB
   7.250% due 11/12/2009                            25,250                26,224
   8.950% due 11/19/2049                             4,000                 4,389
Nordstrom Credit, Inc.
   7.250% due 04/30/2002                             1,000                 1,026
Northern Rock PLC
   2.000% due 01/01/2000                               660                14,685
Okobank
   7.040% due 05/23/2006 (d)                        10,000                10,081
Old Kent Bank
   6.275% due 11/01/2005 (d)                         1,300                 1,299
   7.750% due 08/15/2010                            19,500                20,517
Orix Credit Alliance, Inc.
   6.785% due 04/16/2001                            15,000                15,007
   7.640% due 09/17/2001                            13,000                13,163
Osprey Trust
   8.310% due 01/15/2003                            75,475                77,834
Pacific Life Insurance Co.
   7.900% due 12/30/2023                             8,000                 8,097
Paine Webber Group, Inc.
   7.030% due 05/20/2002 (d)                         1,000                 1,000
   7.290% due 07/15/2002 (d)                           200                   201
Parker Retirement Savings Plan
   6.340% due 07/15/2008                               791                   791
PDVSA Finance Ltd.
   7.400% due 08/15/2016                             1,200                   966
Pemex Finance Ltd.
   6.125% due 11/15/2003                            17,111                17,007
PNC Bank NA
   5.150% due 01/24/2002 (d)                        49,000                49,030
PNC Funding Corp.
   6.875% due 03/01/2003                               100                   103
   7.000% due 09/01/2004                            20,000                20,771
PNC Institutional Capital Trust A
   7.950% due 12/15/2026                               150                   146
Popular North American, Inc.
   6.875% due 06/15/2001                            16,500                16,559
   7.375% due 09/15/2001                            25,000                25,263
Popular, Inc.
   6.200% due 04/30/2001                             3,336                 3,338
   6.540% due 11/06/2001                            18,705                18,877
   6.625% due 01/15/2004                            19,500                19,804
Premium Asset Trust
   7.076% due 11/27/2004 (d)                        48,900                49,009
Prime Property Funding II
   7.000% due 08/15/2004                               110                   112
Protective Life Funding Trust
   6.089% due 01/17/2003 (d)                         2,000                 2,003
Prudential Funding Corp.
   6.375% due 07/23/2006                               100                   101
   6.625% due 04/01/2009                            17,000                16,110
PSEG Capital Corp.
   6.740% due 10/23/2001                             1,400                 1,414
Qwest Capital Funding, Inc.
   6.875% due 08/15/2001                            73,750                74,190
   7.253% due 07/08/2002 (d)                        18,000                18,024
Reliance Group Holdings, Inc.
   9.000% due 11/15/2000 (e)                        19,000                 1,663
   9.750% due 11/15/2003 (e)                        10,000                   288
Reliant Energy Financial Co.
   7.660% due 12/10/2001 (d)                        53,100                53,120
Rothmans Holdings
   6.500% due 05/06/2003                            16,390                16,561
Royal Bank of Scotland Group
PLC
   6.770% due 03/31/2049                           126,500               115,896
   8.817% due 03/31/2049                            41,600                45,064
   9.118% due 03/31/2049                            66,400                75,622
Salomon, Inc.
   6.650% due 07/15/2001                               600                   603
   7.000% due 03/04/2002                            18,850                19,236
   6.750% due 02/15/2003                               450                   462
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (i)                        30,140                30,306
   6.625% due 07/01/2002                                55                    56
   6.125% due 01/15/2003                               290                   294
   5.629% due 02/11/2003 (d)                        44,200                44,264
   5.848% due 04/28/2003 (d)                        28,000                28,027
   7.000% due 03/15/2004                               100                   104
Sears Roebuck Acceptance Corp.
   6.800% due 05/07/2001                               500                   501
   6.790% due 05/21/2001                               500                   501
   7.190% due 06/18/2001                             5,880                 5,908
   7.110% due 06/19/2001                             1,000                 1,005
   6.860% due 07/03/2001                             3,409                 3,426
   9.400% due 08/02/2001                               250                   253
   6.860% due 08/06/2001                               400                   403
   6.710% due 08/13/2001                                80                    80
   6.600% due 10/09/2001                            17,000                17,162
   6.360% due 12/04/2001                               290                   293
   6.120% due 12/13/2001                               260                   262
   6.950% due 05/15/2002                               300                   305
   6.000% due 03/20/2003                           149,750               150,403
   7.260% due 04/21/2003                             3,000                 3,104
   7.140% due 05/02/2003                             5,000                 5,164
   6.560% due 11/20/2003                             1,178                 1,204

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   61

Total Return Fund
March 31, 2001

                                                 Principal
                                                    Amount                 Value
                                                    (000s)                (000s)
--------------------------------------------------------------------------------

Seismic Ltd.
   10.901% due 01/01/2002 (d)             $         32,500         $      32,305
Simon Property Group, Inc.
     9.000% due 03/15/2002                           2,000                 2,054
Socgen Real Estate LLC
     7.640% due 12/29/2049                          20,000                20,120
Spieker Properties, Inc.
     6.800% due 12/15/2001                           5,500                 5,552
     6.950% due 12/15/2002                           1,600                 1,632
     6.800% due 05/01/2004                           1,000                 1,020
Steers
   10.501% due 08/07/2002 (d)                       20,000                20,388
Sumitomo Bank Treasury Co.
     9.400% due 12/29/2049 (d)                       6,750                 6,510
Sun Life of Canada (U.S.)
     8.526% due 05/29/2049                             250                   235
Telewest Credit Links
     8.500% due 04/16/2004                          25,000                21,459
Textron Financial Corp.
     5.860% due 10/26/2001 (d)                      11,200                11,219
     7.099% due 05/28/2002 (d)                      51,900                51,836
     7.034% due 09/17/2002 (d)                       2,000                 2,004
The Money Store, Inc.
     8.050% due 04/15/2002                             300                   309
     7.300% due 12/01/2002                             100                   103
Tokai Capital Corp.
     9.980% due 12/29/2049 (d)                       9,735                 8,120
Toyota Motor Credit Corp.
     7.325% due 02/15/2002 (d)                      40,000                40,068
Transamerica Finance Corp.
     6.798% due 09/17/2001 (d)                      12,000                12,000
     6.125% due 11/01/2001                          29,000                29,187
     6.830% due 12/14/2001 (d)                      64,300                64,320
     5.920% due 03/29/2002                          52,050                52,572
     7.250% due 08/15/2002                          86,195                88,243
     7.500% due 03/15/2004                             270                   283
U.S. Bancorp
     6.750% due 01/16/2002 (d)                      49,000                49,024
     5.755% due 02/03/2003 (d)                      18,100                18,166
     6.924% due 03/06/2003                             600                   602
     6.500% due 06/15/2004                             600                   616
UBS Preferred Funding Trust I
     8.622% due 10/29/2049                          38,900                43,083
Wachovia Corp.
     6.375% due 04/15/2003                             200                   204
     6.075% due 05/02/2005 (d)                      78,100                78,007
Washington Mutual Capital I
     8.375% due 06/01/2027                             235                   225
Wells Fargo & Co.
     8.750% due 05/01/2002                             100                   104
     6.500% due 09/03/2002                             100                   102
     6.625% due 07/15/2004                           6,500                 6,740
     6.025% due 05/02/2005 (d)                      77,300                77,235
Wells Fargo Financial, Inc.
     6.375% due 07/16/2002                             500                   509
     6.250% due 11/01/2002                             100                   102
     7.000% due 01/15/2003                             380                   393
     6.000% due 02/01/2004                              50                    51
    10.875% due 04/15/2001                             200                   200
Westdeutsche Landesbank
     6.750% due 06/15/2005                          36,400                37,341
     6.050% due 01/15/2009                         164,600               162,284
                                                                   -------------
                                                                       9,355,068
                                                                   -------------
Industrials 7.0%
AIC Corp.
     6.965% due 10/02/2002 (d)                      10,000                 9,983
Air Products & Chemicals, Inc.
     6.250% due 06/15/2003                           2,500                 2,533
Akzo Nobel, Inc.
     6.000% due 11/15/2003                          32,000                32,319
Allied Waste North America,
Inc.
     7.375% due 01/01/2004                          18,925                18,641
Alpha Wind
    11.321% due 05/23/2001 (d)                      17,200                17,200
America West Airlines, Inc.
     6.870% due 07/02/2018                           1,820                 1,739
American Airlines, Inc.
    10.210% due 01/01/2010                           6,500                 7,188
    10.610% due 03/04/2011                           1,895                 2,160
Amoco Corp.
     6.250% due 10/15/2004                           1,000                 1,035
AMR Corp.
     9.400% due 05/08/2001                           3,000                 3,005
     9.430% due 05/10/2001                           1,000                 1,002
     9.500% due 05/15/2001                           6,480                 6,495
     9.130% due 10/25/2001                           2,000                 2,042
     8.470% due 02/20/2002                           2,000                 2,036
     8.500% due 02/26/2002                           1,000                 1,018
Anheuser-Busch Companies, Inc.
     6.750% due 08/01/2003                             500                   524
Atlas Air, Inc.
     9.504% due 10/04/2004 (d)                      22,700                22,700
    10.504% due 10/04/2004 (d)                       3,000                 3,000
Baxter International, Inc.
     9.500% due 06/15/2008                             200                   237
Bayer Corp.
     6.500% due 10/01/2002                             250                   255
Boeing Co.
     6.350% due 06/15/2003                             750                   777
Boise Cascade Corp.
     7.150% due 05/15/2001                          10,000                10,005
Browning-Ferris Industries, Inc.
     6.100% due 01/15/2003 (d)                       6,000                 5,844
Campbell Soup Co.
     4.750% due 10/01/2003                             700                   690
Cargill, Inc.
     6.871% due 01/14/2002 (d)                      11,700                11,704
Cemex SA de CV
     9.250% due 06/17/2002                           5,000                 5,144
     8.625% due 07/18/2003                          48,250                49,698
Champion International Corp.
     9.700% due 05/01/2001                           4,000                 4,013
Clear Channel Communications, Inc.
     7.210% due 06/15/2002 (d)                      20,000                20,056
Coastal Corp.
     5.554% due 03/06/2002 (d)                     146,350               146,350
     8.125% due 09/15/2002                             250                   258
Coca-Cola Enterprises, Inc.
     6.375% due 08/01/2001                             500                   502
     7.875% due 02/01/2002                             100                   103
     6.000% due 07/15/2003                             250                   255
     5.750% due 11/01/2008                             100                    99
Colgate-Palmolive Co.
     6.000% due 08/15/2003                              45                    46
Comcast Cable Communications
     8.375% due 05/01/2007                             145                   159
Continental Airlines, Inc.
     6.410% due 04/15/2007                             337                   343
     6.800% due 07/02/2007                              25                    25
     6.954% due 02/02/2011                          22,768                23,011
     6.900% due 01/02/2018                           1,468                 1,499
Cox Communications, Inc.
     7.000% due 08/15/2001                           1,500                 1,506
     6.500% due 11/15/2002                             200                   202
Cox Enterprises, Inc.
     6.625% due 06/14/2002                           7,250                 7,334
     6.425% due 05/01/2033 (d)                         500                   500
CSX Corp.
     7.260% due 06/24/2002 (d)                      30,700                30,721
DaimlerChrysler North America
Holding Corp.
     6.630% due 09/21/2001                           1,000                 1,008
     6.899% due 01/18/2002 (d)                      41,000                40,802
     7.125% due 03/01/2002                          16,500                16,604
     5.640% due 08/23/2002 (d)                      15,400                15,272
     5.790% due 12/16/2002 (d)                      93,100                92,715
     7.750% due 05/27/2003                          45,000                46,563
     5.720% due 08/16/2004 (d)                      76,600                74,666
     7.250% due 01/18/2006                          40,000                41,055

62   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                 Principal
                                                    Amount                 Value
                                                    (000s)                (000s)
--------------------------------------------------------------------------------

Delta Air Lines Equipment Trust
    9.230% due 07/02/2002 (l)             $          1,956         $       2,034
   10.500% due 01/02/2007 (l)                        7,372                 8,536
   10.570% due 01/02/2007 (l)                       15,881                18,571
   10.370% due 01/02/2007 (l)                        9,629                10,978
    9.550% due 01/02/2008 (l)                        7,773                 8,845
   10.430% due 01/02/2011                            1,810                 1,949
   10.140% due 08/14/2012                            1,000                 1,102
   10.000% due 06/05/2013                           10,828                11,446
Delta Air Lines, Inc.
    6.650% due 03/15/2004                           13,500                13,208
    7.379% due 05/18/2010                            8,200                 8,704
    9.200% due 09/23/2014                            6,000                 6,031
   10.500% due 04/30/2016                            6,050                 6,935
Duty Free International, Inc.
    7.000% due 01/15/2004                              175                   177
Eastman Chemical Co.
    6.375% due 01/15/2004                            5,750                 5,608
Electric Lightwave, Inc.
    6.050% due 05/15/2004                           10,700                 9,779
Eli Lilly & Co.
    8.125% due 12/01/2001                              500                   511
    6.250% due 03/15/2003                              100                   102
Enron Corp.
    5.510% due 09/10/2001 (d)                       35,000                35,029
    6.450% due 11/15/2001                            5,275                 5,311
    8.375% due 05/23/2005                           12,000                13,010
Federal Express Corp.
    6.845% due 01/15/2019                              811                   809
Ford Capital BV
    9.375% due 05/15/2001                              300                   301
    9.500% due 06/01/2010                              200                   229
Ford Motor Co.
    9.000% due 09/15/2001                              980                   996
    6.625% due 10/01/2028                          115,800               102,927
    7.450% due 07/16/2031                           10,000                 9,855
    7.400% due 11/01/2046                            2,380                 2,234
Fortune Brands, Inc.
    8.500% due 10/01/2003                              500                   535
Fred Meyer, Inc.
    7.150% due 03/01/2003                           13,000                13,480
    7.375% due 03/01/2005                           38,100                39,911
General Foods Corp.
    6.000% due 06/15/2001                              200                   200
General Motors Corp.
    9.125% due 07/15/2001                              100                   101
    6.250% due 05/01/2005                              300                   303
Gillette Co.
    6.250% due 08/15/2003                              750                   773
    5.750% due 10/15/2005                            1,500                 1,520
Grupo Elektra SA
   12.750% due 05/15/2001                            1,000                 1,005
Harrahs Operating Co., Inc.
    7.875% due 12/15/2005                            5,000                 5,025
HCA - The Healthcare Co.
    8.020% due 08/05/2002                            9,000                 9,201
    8.049% due 09/19/2002 (d)                       60,500                60,497
    8.130% due 08/04/2003                            7,300                 7,568
    6.910% due 06/15/2005                            9,500                 9,352
    6.630% due 07/15/2045                           10,000                10,101
    6.730% due 07/15/2045                           22,560                22,797
Heinz (H.J.) Co.
    6.875% due 01/15/2003                              100                   103
Hilton Hotels Corp.
    7.375% due 06/01/2002                            1,000                 1,009
HNA Holdings, Inc.
    6.125% due 02/01/2004                              200                   207
Houghton Mifflin Co.
    5.990% due 12/03/2001                            3,000                 3,012
IBM Corp.
    7.250% due 11/01/2002                              625                   645
ICI Wilmington, Inc.
    6.750% due 09/15/2002                           10,000                10,119
IMEXSA Export Trust
   10.125% due 05/31/2003                            7,091                 6,907
Imperial Tobacco Overseas BV
    7.125% due 04/01/2009                           21,785                21,378
International Game Technology
    7.875% due 05/15/2004                           14,500                14,718
International Paper Co.
    7.000% due 06/01/2001                            2,000                 2,005
    6.666% due 07/08/2002 (d)                       48,600                48,657
Kroger Co.
    6.340% due 06/01/2001                           50,924                50,984
Lockheed Martin Corp.
    6.850% due 05/15/2001                           89,064                89,188
Mandalay Resort Group
    6.750% due 07/15/2003                            4,500                 4,354
Martin Marietta Corp.
    6.500% due 04/15/2003                               50                    51
Mazda Manufacturing Corp.
   10.500% due 07/01/2008 (l)                        1,980                 2,510
Nabisco, Inc.
    6.800% due 09/01/2001                            3,000                 3,006
    6.700% due 06/15/2002                            9,000                 9,045
    6.125% due 02/01/2033                           15,000                15,079
News America Holdings, Inc.
    8.625% due 02/01/2003                              750                   786
Norfolk Southern Corp.
    6.950% due 05/01/2002                           12,000                12,196
    7.875% due 02/15/2004                               50                    53
Northwest Airlines, Inc.
    8.970% due 01/02/2015                            1,576                 1,684
    8.072% due 10/01/2019                              400                   437
Occidental Petroleum Corp.
    6.400% due 04/01/2003                           17,710                17,834
Park Place Entertainment Corp.
    7.950% due 08/01/2003                           18,500                19,009
Petroleos Mexicanos
    7.769% due 07/15/2005 (d)                       32,250                32,331
    7.845% due 07/15/2005 (d)                       94,000                94,235
    8.850% due 09/15/2007                            1,800                 1,852
    9.375% due 12/02/2008                           39,650                41,335
    9.500% due 09/15/2027                           31,000                32,473
Philip Morris Cos., Inc.
    8.750% due 06/01/2001                            7,735                 7,775
    6.000% due 07/15/2001                            1,000                   999
    7.250% due 09/15/2001                            3,770                 3,797
    7.500% due 01/15/2002                               50                    51
    7.625% due 05/15/2002                            8,300                 8,475
    6.800% due 12/01/2003                           48,345                49,880
    7.000% due 07/15/2005                           15,125                15,646
    6.950% due 06/01/2006                            9,540                 9,552
    7.200% due 02/01/2007                           34,000                35,278
Phillips Petroleum Co.
    9.000% due 06/01/2001                            2,000                 2,010
Premium Asset Trust
    7.029% due 09/08/2007                           25,000                24,938
Procter & Gamble Co.
    5.250% due 09/15/2003                           35,900                36,220
Racers
    6.930% due 03/03/2003 (d)                      282,400               282,549
    6.209% due 04/01/2003 (d)                       20,000                19,956
    8.760% due 04/28/2003 (d)                       30,000                30,735
    6.800% due 09/15/2005 (d)                       15,000                14,967
Raytheon Co.
    5.739% due 08/10/2001 (d)                       74,100                74,186
    7.310% due 03/01/2002 (d)                        8,650                 8,656
Rollins Truck Leasing Co.
    8.250% due 05/01/2002                           13,400                13,762
Saferco
    9.590% due 05/31/2001                            3,000                 3,021
Safeway, Inc.
    7.000% due 09/15/2002                            1,125                 1,146
    6.850% due 09/15/2004                              250                   260
Sara Lee Corp.
    6.300% due 11/07/2005                              500                   511
Scotia Pacific Co. LLC
    7.710% due 01/20/2014 (d)                          305                   224

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   63

Total Return Fund
March 31, 2001

                                                 Principal
                                                    Amount                 Value
                                                    (000s)                (000s)
--------------------------------------------------------------------------------

Sears, Roebuck & Co.
     8.390% due 02/14/2002                $            240         $         245
     6.250% due 01/15/2004                             300                   301
SmithKline Beecham Corp.
     7.375% due 04/15/2005                             150                   160
Sun Microsystems, Inc.
     7.000% due 08/15/2002                             200                   202
TCI Communications, Inc.
     7.176% due 04/03/2002 (d)                      11,600                11,664
     5.580% due 03/11/2003 (d)                       5,000                 5,030
     6.375% due 05/01/2003                           3,280                 3,311
     8.650% due 09/15/2004                             625                   672
     8.000% due 08/01/2005                             450                   478
Tele-Communications, Inc.
     8.250% due 01/15/2003                          43,125                45,078
Tenet Healthcare Corp.
     7.875% due 01/15/2003                          10,300                10,519
     8.625% due 12/01/2003                           6,200                 6,441
Texaco Capital, Inc.
     8.500% due 02/15/2003                             700                   745
     6.000% due 06/15/2005                             400                   409
Textron, Inc.
     6.750% due 09/15/2002                             225                   229
Time Warner, Inc.
     6.100% due 12/30/2001                          41,875                42,043
     7.975% due 08/15/2004                          19,770                21,087
Times Mirror Co.
     6.650% due 10/15/2001                             300                   303
TRW, Inc.
     6.450% due 06/15/2001                          31,135                31,102
     6.625% due 06/01/2004                           8,925                 8,856
Tyco International Group SA
     6.125% due 06/15/2001                           5,600                 5,605
     6.875% due 09/05/2002                             675                   685
Union Pacific Corp.
     7.875% due 02/15/2002                           8,000                 8,156
     7.365% due 07/01/2002 (d)                      25,500                25,543
     6.930% due 06/01/2003                           1,000                 1,030
     6.000% due 09/01/2003                           8,000                 8,000
     6.120% due 02/01/2004                             250                   249
Unisys Corp.
     9.210% due 01/21/2017                           2,000                 2,114
United Air Lines, Inc.
     9.200% due 03/22/2008                           3,950                 4,311
    10.360% due 11/13/2012                           7,000                 7,826
    10.020% due 03/22/2014                           6,925                 7,490
    10.850% due 07/05/2014                          34,111                39,667
    10.850% due 02/19/2015                           1,500                 1,725
    10.125% due 03/22/2015                          14,300                15,651
     9.060% due 06/17/2015                           5,000                 5,095
United Technologies Corp.
     7.125% due 11/15/2010                             450                   486
US Airways, Inc.
     6.850% due 01/30/2018                             143                   138
UST, Inc.
     7.250% due 06/01/2009                          15,000                14,278
USX Corp.
     9.800% due 07/01/2001                          24,050                24,294
Wal-Mart Stores, Inc.
     8.625% due 04/01/2001                           2,450                 2,450
     6.150% due 08/10/2001                             450                   452
     6.750% due 05/24/2002                             170                   173
     6.500% due 06/01/2003                             200                   207
Walt Disney Co.
     5.125% due 12/15/2003                             500                   499
Waste Management, Inc.
     6.700% due 05/01/2001                          10,000                10,002
     6.000% due 05/15/2001                          28,800                28,762
     6.125% due 07/15/2001                          23,900                23,857
     6.375% due 12/01/2003                             200                   200
     6.500% due 05/15/2004                          94,000                94,015
Witco Corp.
     6.600% due 04/01/2003                             100                    99
Yorkshire Power
     6.154% due 02/25/2003                          17,000                17,008
                                                                   -------------
                                                                       2,972,965
                                                                   -------------
Utilities 5.9%
Alabama Power Co.
     5.350% due 11/15/2003                           1,600                 1,590
Allete
     6.499% due 10/20/2003 (d)                      79,700                79,786
Appalachian Power Co.
     7.270% due 06/27/2001 (d)                      20,000                20,006
Arizona Public Service Co.
     6.109% due 11/15/2001 (d)                      14,000                14,015
Ashland, Inc.
     8.450% due 12/05/2001                           3,000                 3,069
     7.253% due 03/07/2003 (d)                         300                   300
AT&T Canada, Inc.
     0.000% due 11/01/2007                           1,000                   899
     0.000% due 06/15/2008                          14,630                12,178
AT&T Corp.
     5.125% due 04/01/2001                             600                   600
     7.350% due 08/27/2001                           7,200                 7,258
     7.125% due 01/15/2002                             275                   278
Baltimore Gas & Electric
     6.125% due 07/01/2003                             150                   153
Bell Atlantic Maryland, Inc.
     8.000% due 10/15/2029                           1,125                 1,217
Bell Atlantic Virginia, Inc.
     5.625% due 03/01/2007                             500                   486
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                          10,000                10,119
     6.250% due 05/15/2003                             100                   102
British Telecommunications PLC
     6.079% due 12/15/2003 (d)                      94,800                94,839
     7.625% due 12/15/2005                           5,000                 5,179
     8.125% due 12/15/2010 (d)                      83,000                86,717
Calpine Corp.
     9.250% due 02/01/2004                           4,150                 4,152
CE Electric Funding
     6.853% due 12/30/2004                             250                   252
Central Maine Power Co.
     7.430% due 08/25/2003                          13,000                13,552
Central Power & Light Co.
     7.351% due 11/23/2001 (d)                      18,100                18,121
Cleveland Electric
Illuminating Co.
     9.500% due 05/15/2005                          33,000                34,158
CMS Energy Corp.
     8.375% due 07/01/2003                          15,000                15,276
     7.000% due 01/15/2005                          41,325                39,637
     8.000% due 07/01/2011                           1,000                 1,002
Columbia Energy Group
     6.610% due 11/28/2002                           5,000                 5,094
Columbus Southern Power Co.
     6.850% due 10/03/2005                          10,000                10,299
Commonwealth Edison Co.
     6.625% due 07/15/2003                           1,000                 1,025
     7.145% due 09/30/2003 (d)                      17,700                17,706
     9.875% due 06/15/2020                          11,700                13,213
Connecticut Light & Power Co.
     7.875% due 06/01/2001                           5,100                 5,119
     7.750% due 06/01/2002                           5,000                 5,116
     8.590% due 06/05/2003                          27,000                29,085
Consolidated Edison, Inc.
     6.625% due 02/01/2002                             100                   101
     6.720% due 06/15/2002 (d)                      11,000                11,014
     6.375% due 04/01/2003                           1,000                 1,018
Consolidated Natural Gas Co.
     7.250% due 10/01/2004                          43,750                45,631
Constellation Energy Group
     7.219% due 04/04/2003 (d)                      15,000                14,971
Detroit Edison Co.
     7.210% due 08/01/2002                           1,000                 1,029
     6.341% due 07/15/2028                           1,000                   993
Dominion Resources, Inc.
     7.600% due 07/15/2003                          35,000                36,440
DTE Capital Corp.
     8.350% due 11/15/2038 (d)                      90,250                92,148
Duke Energy Corp.
     5.875% due 06/01/2001                             375                   375

64   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                 Principal
                                                    Amount                 Value
                                                    (000s)                (000s)
--------------------------------------------------------------------------------

El Paso Electric Co.
   9.400% due 05/01/2011                    $        7,455           $     8,269
El Paso Energy Corp.
   6.625% due 07/15/2001                            27,000                27,119
El Paso Natural Gas Co.
   7.750% due 01/15/2002                            15,000                15,264
Entergy Arkansas, Inc.
   7.000% due 03/01/2002                             3,580                 3,620
   7.720% due 03/01/2003                               200                   207
Entergy Gulf States, Inc.
   6.410% due 08/01/2001                             5,800                 5,819
Entergy Louisiana, Inc.
   7.740% due 07/01/2002                               599                   600
   8.500% due 06/01/2003                             3,000                 3,162
Entergy Mississippi, Inc.
   7.409% due 05/03/2004 (d)                        31,000                31,008
Exelon Corp.
   5.625% due 11/01/2001                            22,350                22,419
Florida Power & Light
   6.875% due 12/01/2005                             4,000                 4,191
France Telecom
   6.308% due 03/14/2003 (d)                        83,200                83,246
Georgia Power Co.
   5.620% due 02/22/2002 (d)                        15,000                15,004
Global Crossing Ltd.
   8.950% due 08/07/2001                             3,000                 3,040
GTE California, Inc.
   5.500% due 01/15/2009                               100                    95
GTE South, Inc.
   7.250% due 08/01/2002                               150                   154
Houston Lighting & Power Co.
   8.750% due 03/01/2022                            10,000                10,496
Indiana Bell Telephone Co., Inc.
   5.500% due 04/01/2007                               500                   479
Indiana Michigan Power Co.
   7.305% due 09/03/2002 (d)                         5,000                 5,004
Indianapolis Power & Light Co.
   7.375% due 08/01/2007                               225                   237
Kinder Morgan, Inc.
   6.450% due 11/30/2001                            10,000                10,052
   6.450% due 03/01/2003                               240                   243
Korea Electric Power Corp.
   7.000% due 10/01/2002                               380                   385
   6.375% due 12/01/2003                               220                   221
Marlin Water Trust
   7.090% due 12/15/2001                            11,238                11,337
Mirant Corp.
   7.900% due 07/15/2009                               175                   174
Montana Power Co.
   7.053% due 04/06/2001 (d)                        15,000                15,008
National Power Corp.
   9.625% due 05/15/2028                            16,000                11,131
Nevada Power Co.
   5.990% due 08/20/2001 (d)                         1,200                 1,201
   6.200% due 04/15/2004                            20,000                19,596
New England Telephone &
Telegraph Co.
   6.250% due 03/15/2003                                50                    51
   6.375% due 09/01/2008                             1,350                 1,316
New York Telephone Co.
   6.250% due 02/15/2004                               150                   153
   6.000% due 04/15/2008                                45                    45
Niagara Mohawk Power Co.
   7.125% due 07/01/2001                            34,644                34,786
   7.250% due 10/01/2002                            24,783                25,309
   7.375% due 07/01/2003                            39,162                40,170
   7.375% due 08/01/2003                             1,645                 1,709
NorAm Energy Corp.
   8.920% due 05/15/2001                             7,000                 7,026
   6.375% due 11/01/2003                            22,250                22,726
Nortel Networks Corp.
   8.750% due 06/12/2001                               300                   302
   6.875% due 10/01/2002                               200                   204
Northern Illinois Gas Co.
   6.450% due 08/01/2001                             1,450                 1,454
NRG Energy, Inc.
   8.000% due 11/01/2003                             6,000                 6,185
NRG Northeast Generating LLC
   8.065% due 12/15/2004                               422                   435
Ohio Bell Telephone Co.
   5.375% due 03/01/2007                               950                   906
Ohio Power Co.
   7.000% due 07/01/2004                            24,000                24,642
Oneok, Inc.
   7.390% due 04/24/2002 (d)                         8,000                 8,014
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (d)(e)                     33,700                27,803
   5.875% due 10/01/2005 (e)                           100                    85
   7.375% due 11/01/2005 (e)                        22,000                16,830
   7.250% due 08/01/2026 (e)                        10,000                 8,350
Pacific Northwest Bell Telephone
   4.375% due 09/01/2002                                50                    49
Portland General Electric Co.
   7.660% due 01/14/2002                             5,000                 5,103
PP&L, Inc.
   6.125% due 05/01/2001 (d)                        16,102                16,110
   6.550% due 03/01/2006                               500                   510
PSEG Energy Holdings, Inc.
   9.125% due 02/10/2004                               120                   124
Public Service Co. of Colorado
   6.000% due 04/15/2003                               750                   759
Public Service Electric & Gas
Co.
   7.250% due 04/01/2001 (d)                         3,191                 3,191
   6.125% due 08/01/2002                             1,000                 1,010
   6.250% due 01/01/2007                             1,500                 1,505
Public Service Enterprise
Group, Inc.
   7.035% due 06/15/2001 (d)                       156,200               156,327
Queststar Pipeline Co.
   9.375% due 06/01/2021                               200                   210
RAS LAFFAN Liquid Natural Gas
   8.294% due 03/15/2014                               145                   145
Reliant Energy, Inc.
   9.375% due 06/01/2001                             2,000                 2,008
Scana Corp.
   5.910% due 02/08/2002 (d)                        13,900                13,918
   6.329% due 07/15/2002 (d)                        38,800                38,871
Sierra Pacific Power Co.
   7.160% due 06/12/2001 (d)                        46,000                46,000
Sierra Pacific Resources
   6.299% due 04/20/2002 (d)                           500                   425
   6.249% due 04/20/2003 (d)                         2,000                 1,700
Sonat, Inc.
   9.000% due 05/01/2001                               100                   100
Southern California Edison Co.
   6.500% due 06/01/2001                               200                   167
   7.204% due 05/01/2002 (d)                        24,000                19,560
Sprint Capital Corp.
   9.500% due 06/06/2001                               150                   151
   5.679% due 11/15/2001 (d)                       144,900               145,094
   6.500% due 11/15/2001                            14,365                14,472
   7.010% due 06/10/2002 (d)                        14,400                14,422
   7.625% due 06/10/2002                             7,000                 7,177
   6.850% due 06/24/2002 (d)                        62,500                62,562
   8.125% due 07/15/2002                            10,378                10,652
System Energy Resources, Inc.
   7.710% due 08/01/2001                             5,800                 5,843
TECO Energy, Inc.
   5.540% due 09/15/2001                            44,630                44,796
Telekomunikacja Polska SA
   7.125% due 12/10/2003                            12,200                12,250
   7.750% due 12/10/2008                             7,895                 7,663
Tennessee Valley Authority
   0.000% due 04/15/2042                               855                   410
Texas Utilities Corp.
   5.420% due 06/25/2001 (d)                       173,900               173,875
   6.370% due 08/16/2001                             1,000                 1,004
   7.389% due 09/24/2001 (d)                       160,100               158,574
   5.940% due 10/15/2001                             3,000                 3,014
   6.500% due 08/16/2002                             2,600                 2,635
   6.750% due 03/01/2003                               150                   153

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   65

Total Return Fund
March 31, 2001

                                                 Principal
                                                    Amount                 Value
                                                    (000s)                (000s)
--------------------------------------------------------------------------------

Toledo Edison Co.
        8.180% due 07/30/2002            $           1,400         $       1,440
        8.700% due 09/01/2002                       24,500                25,208
        7.850% due 03/31/2003                        7,000                 7,226
        7.875% due 08/01/2004                          500                   531
Transcontinental Gas Pipe Corp.
        7.080% due 07/15/2026                       15,000                15,055
TXU Eastern Funding Co.
        6.150% due 05/15/2002                       61,800                62,109
        6.450% due 05/15/2005                       15,270                15,218
Union Electric Co.
        8.000% due 12/15/2022                        1,000                 1,022
Vodafone Group PLC
        6.736% due 12/19/2001 (d)                   23,900                23,940
        7.750% due 02/15/2010                          500                   540
Western Massachusetts Electric Co.
        7.375% due 07/01/2001                       23,235                23,303
Williams Cos., Inc.
        5.889% due 11/15/2001 (d)                   26,800                26,839
        6.200% due 08/01/2002                        5,000                 5,032
Wilmington Trust Co. - Tucson Electric
       10.732% due 01/01/2013 (l)                      991                 1,094
WorldCom, Inc.
        6.125% due 08/15/2001                        3,030                 3,035
        6.981% due 11/26/2001 (d)                   22,100                22,037
        8.875% due 01/15/2006                        3,000                 3,099
        6.125% due 04/15/2012                        1,250                 1,252
                                                                   -------------
                                                                       2,503,119
                                                                   -------------
Total Corporate Bonds & Notes                                         14,831,152
(Cost $14,798,070)                                                 -------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 1.0%
--------------------------------------------------------------------------------
Alabama 0.0%
Jefferson County, Alabama Sewer Revenue
Warrants,
(FGIC Insured), Series 2001 5.000% due               5,000                 4,694
02/01/2041

Jefferson County, Alabama Sewer Revenue Bonds Warrants,
(FGIC Insured), Series 2000-323 6.560%               4,500                 4,337
due 02/01/2029 (d)

Jefferson County, Alabama Sewer Revenue Bonds Warrants,
(FGIC Insured), Series 2000-352 5.912%                 625                   573
due 02/01/2036 (d)

Jefferson County, Alabama Sewer Revenue Bonds,
(FGIC Insured), Series 2001 6.940% due               5,500                 5,170
02/01/2039

Montgomery Alabama Special Care
Facilities Financing
Authority Revenue Bonds, (MBIA
Insured), Series 2000
5.410% due 11/15/2029                                1,000                   890
                                                                   -------------
                                                                          15,664
                                                                   -------------
California 0.1%
California State Department of Water
Resources Center
Valley Project Revenue Bonds, Series 2000
6.030% due 12/01/2029                                2,500                 2,378

California State General Obligation
Bonds, Series 2000
7.290% due 05/01/2026                                2,635                 2,875

Fairfield California Redevelopment
Agency Tax Allocation,
Series 1997 7.700% due 06/01/2002                       10                    10

Foothill Eastern Corridor Agency
California Toll Road
Revenue Bonds, Series 1995
0.000% due 01/01/2026                                9,000                 2,449
0.000% due 01/01/2030                                3,590                   785

Los Angeles County Metropolitan Transportation
Authority Sales
Tax Revenue Bonds, (AMBAC Insured),
Series 2000
5.740% due 07/01/2023                                3,500                 3,434

Los Angeles, California Wastewater System Revenue Bonds,
(FGIC Insured), Series 2000 6.700% due               6,500                 6,313
06/01/2028

Modesto California Financing Authority
Revenue,
(AMBAC Insured), Series 1998
5.000% due 09/01/2029                                  300                   295

Orange County School Board, (MBIA
Insured), Series 2000
5.710% due 08/01/2024                                3,500                 3,360

Port of Oakland, California Revenue Bonds,
(FGIC Insured),
Series 2000 5.750% due 11/01/2029                    1,000                 1,054

San Diego Public Facilities Financing
Authority Revenue Bonds,
(FGIC Insured), Series 1999 5.000% due               1,000                   984
05/15/2029

San Francisco, California City & County Common International
Airport Revenue Bonds, (MBIA Insured),
Series 2000
4.840% due 05/01/2028                                3,350                 2,680
                                                                   -------------
                                                                          26,617
                                                                   -------------
Colorado 0.0%
Denver Colorado City & County Airport
Revenue Bonds,
Series 2000 5.980% due 11/15/2025                    2,500                 2,356

E-470 Public Highway Authority Revenue
Bonds,
(MBIA Insured), Series 2000 5.750% due               2,500                 2,659
09/01/2035                                                         -------------
                                                                           5,015
                                                                   -------------
Florida 0.1%
Broward County Florida Airport System
Revenue,
(AMBAC Insured), Series 2000 5.030% due              1,328                 1,176
10/01/2023

Florida State Board of Education
General Obligation,
(FGIC Insured), Series 2000 4.710% due               3,500                 2,835
06/01/2023

Florida State Governmental Utility Authority
Utility Revenue,
(AMBAC Insured), Series 2000 5.710% due              6,453                 6,073
10/01/2029

Florida State Turnpike Authority
Revenue Bonds,
(FGIC Insured), Series 2000 4.440% due               6,323                 4,932
07/01/2027

Greater Orlando Aviation Authority, Orlando
Florida Airport
Facitities Revenue Bonds, (FGIC
Insured), Series 1999
5.125% due 10/01/2028                                2,000                 1,940

Lakeland Florida Electric & Water
Revenue Bonds,
(MBIA Insured), Series 2000 5.000% due               2,675                 2,528
10/01/2028

Modesto Public Financing Authority
Lease Revenue,
(AMBAC Insured), Series 2000 5.740% due              2,500                 2,419
09/01/2029

Tampa, Florida Guaranteed Entitlement Revenue,
(AMBAC Insured), Series 2001 6.000% due              2,230                 2,433
10/01/2005

Tampa, Florida Utility Tax & Special
Revenue,
(AMBAC Insured), Series 2001
6.000% due 10/01/2005                                3,000                 3,278
6.000% due 10/01/2008                                1,500                 1,682
                                                                   -------------
                                                                          29,296
                                                                   -------------
Georgia 0.1%
Atlanta, Georgia Airport Revenue, (FGIC Insured),
Series 2000 5.500% due 01/01/2026                    1,000                 1,035

Atlanta, Georgia Water & Wastewater
Revenue Bonds,
(FGIC Insured), Series 2000 5.440% due              22,300                20,405
11/01/2038

Georgia Local Government Certificate Of
Participation,
(MBIA Insured), Series 2000 5.810% due               9,950                 8,706
06/01/2028                                                         -------------
                                                                          30,146
                                                                   -------------
Hawaii 0.0%
Honolulu Hawaii City & County Wastewater
System Revenue Bonds, (FGIC Insured), Series 2000
5.290% due 07/01/2023                                3,468                 3,259
5.210% due 07/01/2028                                7,200                 6,048
                                                                   -------------
                                                                           9,307
                                                                   -------------

66   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                 Principal
                                                    Amount                 Value
                                                    (000s)                (000s)
--------------------------------------------------------------------------------

Illinois 0.1%
Chicago, Illinois Skyway Toll Bridge
Revenue Bonds,
(AMBAC Insured), Series 2000
5.500% due 01/01/2031                          $     2,000         $       2,045

Chicago, Illinois Board Education
General Obligation,
(FGIC Insured), Series 1998 0.000% due              15,000                 3,525
12/01/2027

Chicago, Illinois General Obligations,
(FGIC Insured),
Series 2000 5.500% due 01/01/2035                    2,500                 2,550
5.500% due 01/01/2040                                3,000                 3,049
6.980% due 01/01/2040                                4,750                 4,904

Chicago, Illinois Midway Airport
Revenue Bonds,
(MBIA Insured), Series 1998 5.000% due               7,000                 6,641
01/01/2035

Chicago, Illinois Residual General Obligation,
(MBIA Insured),
Series 2000 5.960% due 01/01/2028                    3,100                 2,945

Chicago, Illinois Sales Tax Revenue
Bonds, (FGIC Insured),
Series 1999 5.375% due 01/01/2030                   15,000                15,098

Cook County Illinois General
Obligation, (FGIC Insured),
Series 2000 5.000% due 11/15/2028                    3,220                 2,942

Cook County Illinois General
Obligation, (FGIC Insured),
Series 2001 6.690% due 11/15/2028                        3                     2
                                                                   -------------
                                                                          43,701
                                                                   -------------
Kansas 0.0%
Wichita, Kansas Hospital Revenue Bonds,
Series 1999
6.250% due 11/15/2024                                1,000                 1,054

Massachusetts 0.2%
Boston Massachussetts Water & Sewer
Common Revenue Bonds, (FGIC Insured),
Series 2000 5.510% due 11/01/2028                    3,500                 3,255

E-470 Public Highway Residual 144a
Revenue Bonds,
(MBIA Insured), Series 2000 5.710% due               2,590                 2,545
09/01/2021

Massachusetts Bay Transportation Authority
Revenue Bonds,
(MBIA Insured), Series 2000 5.260% due               4,150                 3,709
03/01/2021

Massachusetts State Turnpike Authority Metro Highway System
Revenue Bonds, (MBIA Insured), Series 1997
5.000% due 01/01/2037                                6,000                 5,648

Massachusetts State Turnpike Authority
Revenue Bonds,
(AMBAC Insured), Series 2000 5.910% due             10,250                 9,084
01/01/2039

Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000 7.960% due              21,050                19,603
01/01/2037

Southbridge Associations Limited
Liability Corporation
Massachussetts, (MBIA-Insured), Series 2000
7.590% due 02/01/2022                               31,105                32,621
                                                                   -------------
                                                                          76,465
                                                                   -------------
Minnesota 0.0%
Minnesota Agricultural & Economic
Development Board
Revenue Bonds, Series 2000 6.375% due                1,000                 1,055
11/15/2029                                                         -------------

Mississippi 0.0%
Mississippi Development Bank Special Obligation,
(AMBAC Insured), Series 2000 5.810% due              2,500                 2,400
07/01/2024                                                         -------------

Nevada 0.1%
Clark County Nevada General
Obligations, (MBIA Insured),
Series 2000 8.440% due 07/01/2030                   20,913                21,801

Clark County Passenger Facility Charge Revenue,
(MBIA Insured), Series 2000 5.210% due 07/01/2022    4,750                 4,192
                                                                   -------------
                                                                          25,993
                                                                   -------------
New Jersey 0.0%
Essex County New Jersey Important
Authority Lease
Revenue Bonds, (FGIC Insured), Series 2000
7.090% due 10/01/2030                                  250                   280

Mercer County New Jersey Important
Authority Revenue
Bonds, Series 2000 7.140% due                        3,103                 3,669
01/01/2018

New Jersey Health Care Facilities
Financing Authority
Revenue Bonds, (MBIA Insured),
Series 2000
5.130% due 07/01/2028                                2,000                 1,740
                                                                   -------------
                                                                           5,689
                                                                   -------------
New York 0.2%
Long Island Power Authority New York
Electric System Revenue
Bonds, (FSA Insured), Series 2001
7.040% due 12/01/2022                                4,000                 4,000

Long Island Power Authority Revenue Bonds,
(FSA Insured), Series 2000 6.160%                    4,500                 4,410
due 12/01/2022

Long Island Power Authority Revenue Bonds,
(MBIA Insured), Series 2000 6.410%                   5,500                 5,548
due 12/01/2026

New York City Municipal Bond,
Series 1997
7.001% due 08/01/2002 (d)                            6,108                 6,108

New York City Municipal Water
Finance Authority,
(MBIA-Insured),                                      6,565                 5,654
Series 2000 5.130% due 06/15/2025

New York City Transitional Finance Authority
Revenue Bonds,
Series 1998 4.750% due 05/01/2023                    6,000                 5,610

New York City, New York General Obligation,
Series 1997-D
6.899% due 08/01/2002 (d)                            9,040                 9,040

New York City, New York Municipal Water
Financial Authority
Water & Sewer System Revenue Bonds,
(FSA Insured),
Series 2000 5.510% due 06/15/2029                    3,000                 2,839

New York City, New York Transitional
Financial Authority
Revenue Bonds, Series 2000 6.510% due                1,250                 1,203
11/01/2024

New York City, New York Transitional
Financing Authority
Revenue Bonds, (FGIC-TCRS Insured),
Series 2000
4.790% due 11/15/2023                                2,500                 2,191

New York State Dormitory Authority Lease
Revenue Bonds,
(FSA Insured), Series 1998 4.750%                    7,300                 6,709
due 01/15/2029

New York State Dormitory Authority
Revenue Bonds,
(MBIA Insured), Series 2000 5.000%                   2,550                 2,352
due 02/15/2023

Niagara Frontier Airport Revenue Bonds,
(MBIA Insured),
Series 1999 5.625% due 04/01/2029                    1,000                 1,024

Port Authority New York & New Jersey
Special Obligation
Revenue Bonds, (MBIA Insured),
Series 2000
7.600% due 12/01/2022                                3,250                 3,575

Westchester County New York Health Care Corp. Revenue,
Series 2000 5.875% due 11/02/2025                    2,875                 2,965
                                                                   -------------
                                                                          63,228
                                                                   -------------
North Dakota 0.0%
Mercer County Improvement Authority
Revenue Bonds,
Series 1978 5.800% due 01/01/2018                       55                    60
                                                                   -------------

Ohio 0.0%
Hamilton County Ohio Sales Tax
Revenue Bonds, (MBIA Insured),
Series 2000 5.460% due 12/01/2027                    3,250                 3,092
                                                                   -------------

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   67

Total Return Fund
March 31, 2001

                                                 Principal
                                                    Amount                 Value
                                                    (000s)                (000s)
--------------------------------------------------------------------------------

Pennsylvania 0.0%
Allegheny County Hospital Development
Authority Revenue
Bonds, (MBIA Insured), Series 2000 A
6.500% due 11/15/2030                         $      1,000         $       1,103

Philadelphia School District General Obligation,
(MBIA Insured), Series 2000 5.210% due               3,150                 2,705
04/01/2027

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999 5.000% due                500                   484
02/01/2029                                                         -------------
                                                                           4,292
                                                                   -------------
Puerto Rico 0.0%
Puerto Rico Commonwealth General Obligation,
(MBIA Insured), Series 2000 5.750% due               3,990                 4,269
07/01/2026

Puerto Rico Commonwealth Highway & Transiton
Authority
Transition Revenue Bonds, (MBIA
Insured), Series 2000
5.875% due 07/01/2035                                4,930                 5,349
                                                                   -------------
                                                                           9,618
                                                                   -------------
Texas 0.1%
Dallas-Fort Worth International Airport
Revenue,
(FGIC Insured), Series 2000 6.000% due               4,000                 4,220
11/01/2028

Denton County, Texas Utility System
Revenue Bonds,
(MBIA Insured), Series 2000 5.680% due               3,000                 2,876
12/01/2029

Grapevine-Colleyville Independent
General Obligation,
(PSF-GTD Insured), Series 2000 6.000%               10,500                 8,584
due 08/15/2029

Harris County Health Facilities
Development Corporation
Revenue, (MBIA Insured), Series 2000
6.140% due 07/01/2021                                3,500                 3,395

Houston Independent School District
General Obligation,
(PSF Insured), Series 1999 4.750% due               15,000                13,725
02/15/2026

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2000 5.290% due               2,750                 2,585
07/01/2025

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2001 5.000% due              10,000                 8,975
07/01/2028

Houston, Texas Independent School District
(PSF-GTD Insured), Series 2000 4.790%               15,088                12,541
due 02/15/2026

Houston, Texas Water & Sewer System Revenue,
(FGIC Insured), Series 2000 5.250% due               1,000                   998
12/01/2030

North Texas Towey Authority Dallas
North Towey System
Revenue Bonds, (FGIC Insured), Series 1998
4.750% due 01/01/2029                                4,000                 3,675
                                                                   -------------
                                                                          61,574
                                                                   -------------
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds,
Series 1999 5.000% due 08/15/2030                      500                   462

Washington State 0.0%
Seattle Washington General Obligation, Series 2000
5.960% due 12/15/2028                                3,000                 2,925

Washington, DC 0.0%
Washington D.C. Convention Center
Authority Dedicated
Tax Revenue, (AMBAC Insured), Series 2000
5.030% due 10/01/2028                                6,500                 5,363
                                                                   -------------
Total Municipal Bonds & Notes                                            423,016
(Cost $385,483)                                                    -------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 1.1%
--------------------------------------------------------------------------------
A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/2008                   $        825          $         846
Fannie Mae
     6.590% due 05/24/2001                             500                   501
     0.000% due 08/15/2001                             105                   103
     6.100% due 09/14/2001                             100                   101
     5.375% due 03/15/2002                             750                   756
     6.500% due 09/05/2002                             325                   325
     6.250% due 11/15/2002                             385                   395
     5.250% due 01/15/2003                             250                   253
     6.030% due 05/15/2003                           9,950                 9,968
     4.750% due 11/14/2003                             250                   250
     5.500% due 12/29/2003                             500                   508
     5.125% due 02/13/2004                           4,594                 4,648
     5.625% due 05/14/2004                           1,525                 1,558
     5.750% due 06/15/2005                             900                   919
     6.625% due 10/15/2007                             650                   692
     6.560% due 12/10/2007                             190                   195
     5.750% due 02/15/2008                             400                   406
     6.000% due 05/15/2008                           2,950                 3,035
     5.250% due 01/15/2009                              80                    78
     5.870% due 01/28/2009                             200                   198
     6.375% due 06/15/2009                           2,070                 2,168
     6.625% due 09/15/2009                           1,000                 1,062
     7.250% due 01/15/2010                           2,930                 3,238
     7.125% due 06/15/2010                          60,500                66,580
     6.875% due 09/10/2012                           1,000                 1,050
     6.930% due 09/17/2012                           1,000                 1,057
     6.875% due 09/24/2012                           2,000                 2,109
     6.250% due 05/15/2029                           2,340                 2,344
     7.125% due 01/15/2030                             325                   362
     7.250% due 05/15/2030                              42                    48
Federal Farm Credit Bank
     6.400% due 01/16/2002                             100                   101
     5.730% due 03/28/2003                             300                   306
     6.050% due 12/07/2005                             200                   207
     6.060% due 05/28/2013                             100                   101
Federal Home Loan Bank
     6.500% due 04/26/2001                              65                    65
     6.690% due 05/16/2001                             400                   401
     4.875% due 01/22/2002                             115                   115
     5.805% due 02/15/2002 (d)                      17,000                17,080
     6.210% due 12/30/2002                             200                   205
     5.125% due 09/15/2003                             350                   354
     5.135% due 09/22/2003                             600                   604
     7.350% due 10/06/2003                          42,500                42,513
     6.000% due 06/30/2004                           1,000                 1,032
     7.360% due 07/01/2004                             500                   537
     6.250% due 08/13/2004                             250                   260
     5.890% due 06/30/2008                           1,000                 1,021
     5.800% due 09/02/2008                           2,000                 2,024
     6.026% due 01/22/2009                             275                   273
     0.000% due 09/29/2017                           2,000                   551
     0.000% due 09/10/2018                          15,000                 4,473
     0.000% due 12/21/2018                           4,250                 1,293
Freddie Mac
     5.750% due 06/15/2001                             668                   670
     5.500% due 05/15/2002                             435                   440
     7.000% due 02/15/2003                             500                   521
     7.375% due 05/15/2003                           3,500                 3,692
     5.750% due 07/15/2003                             350                   358
     6.250% due 07/15/2004                             250                   260
     6.875% due 01/15/2005                             495                   525
     7.440% due 09/20/2006                           1,500                 1,520
     6.765% due 03/12/2007                             400                   428
     5.750% due 04/15/2008                             400                   406
     9.000% due 09/15/2008                              18                    19
     5.750% due 03/15/2009                           1,955                 1,968
    10.250% due 03/15/2009                               8                     9
     6.625% due 09/15/2009                           1,985                 2,107
     6.750% due 06/03/2013                             400                   398

68   PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
SallieMae
   5.979% due 10/25/2004 (d)                     $      17,299     $      17,291
   6.896% due 10/25/2004 (d)                            11,644            11,632
   7.115% due 07/25/2006 (d)                                 0                 0
Small Business Administration
   7.449% due 08/01/2010                               122,044           128,782
   7.700% due 07/01/2016                                   699               739
   6.950% due 11/01/2016                                 4,149             4,270
   6.700% due 12/01/2016                                15,898            16,196
   7.150% due 03/01/2017                                 7,636             7,918
   7.190% due 12/01/2019                                   486               505
   7.630% due 06/01/2020                                23,668            25,069
   6.900% due 12/01/2020                                10,000            10,186
   6.340% due 03/01/2021                                33,416            33,416
                                                                   -------------
Total U.S. Government Agencies                                           448,594
(Cost $437,557)                                                    -------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 13.5%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities (i)
   3.625% due 07/15/2002 (b)                         1,316,075         1,341,986
   3.375% due 01/15/2007 (j)                           296,572           299,816
   3.625% due 01/15/2008 (j)                           780,832           799,134
   3.875% due 01/15/2009 (j)                           474,836           493,829
   3.625% due 04/15/2028 (j)                           221,455           225,815
   3.875% due 04/15/2029 (j)                           132,096           141,013
U.S. Treasury Bonds
  10.375% due 11/15/2012                                   305               396
  12.000% due 08/15/2013                                22,500            32,056
   9.250% due 02/15/2016                               147,500           203,766
   7.250% due 05/15/2016                                 2,000             2,359
   7.500% due 11/15/2016                                   450               543
   8.875% due 02/15/2019                                18,675            25,630
   8.125% due 08/15/2019                                    75                97
   8.750% due 08/15/2020                               208,486           333,200
   7.875% due 02/15/2021                                 1,390             1,766
   8.125% due 05/15/2021                                85,600           111,454
   8.125% due 08/15/2021                                14,450            18,841
   8.000% due 11/15/2021                                 5,000             6,450
   7.125% due 02/15/2023                               204,300           242,660
   6.250% due 08/15/2023                                12,430            13,404
   6.875% due 08/15/2025                                11,600            13,495
   6.000% due 02/15/2026                               156,100           163,719
   6.625% due 02/15/2027                                   700               794
   5.500% due 08/15/2028                                70,300            69,103
   6.125% due 08/15/2029                                     1                 1
U.S. Treasury Notes
   6.625% due 07/31/2001                                    75                76
   6.375% due 08/15/2002                                 4,500             4,631
   6.250% due 08/31/2002                                 1,430             1,470
   6.250% due 02/15/2003                                 1,000             1,036
   4.250% due 11/15/2003                                85,000            84,811
  12.375% due 05/15/2004 (b)                             1,000             1,226
   6.000% due 08/15/2004                                 3,500             3,665
   5.875% due 11/15/2004                               265,700           277,571
   6.750% due 05/15/2005                               402,300           434,979
   6.875% due 05/15/2006                                 1,000             1,101
   5.625% due 05/15/2008                                 1,625             1,697
   5.750% due 08/15/2010                                 1,830             1,929
   5.750% due 11/15/2005                                84,800            88,947
U.S. Treasury Strips
   0.000% due 11/15/2001                                    43                42
   0.000% due 05/15/2013                                 4,500             2,356
   0.000% due 02/15/2014                                64,900            32,157
   0.000% due 02/15/2015                               105,000            48,595
   0.000% due 05/15/2015                               182,700            83,082
   0.000% due 08/15/2015                               170,500            75,697
   0.000% due 11/15/2018                               108,200            39,243
   0.000% due 02/15/2019                                 2,000               716
   0.000% due 05/15/2020                                22,000             7,292
                                                                   -------------
Total U.S. Treasury Obligations                                        5,733,646
(Cost $5,580,480)                                                  -------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 76.7%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 25.2%
ABN AMRO Mortgage Corp.
   6.750% due 09/25/2028                                 3,765             3,745
   6.750% due 11/25/2028                                   600               583
   6.500% due 06/25/2029                                 7,093             6,857
American Southwest Financial Securities Corp.
   7.400% due 11/17/2004                                26,491            27,176
  12.500% due 04/01/2015                                   238               239
  12.000% due 05/01/2015                                   433               447
   7.248% due 11/25/2038                                56,843            59,232
Amresco Commercial Mortgage Funding I
   7.180% due 06/17/2029                                    55                58
Aurora Loan Services
   7.319% due 05/25/2030 (d)                            36,969            37,097
Banc of America Funding Corp.
   6.750% due 11/20/2032                                17,000            17,252
Bank of America Mortgage Securities, Inc.
   6.250% due 07/25/2014                                 9,800             9,734
   6.250% due 08/25/2028                                25,000            23,769
   6.500% due 05/25/2029                                35,391            34,371
   7.250% due 10/25/2029                                10,753            10,841
   7.500% due 01/25/2031                               166,584           170,203
   7.500% due 02/25/2031                                12,864            13,167
   7.000% due 03/25/2032                                53,400            54,220
Bear Stearns Adjustable Rate Mortgage Trust
   7.497% due 11/25/2030 (d)                           138,892           139,510
   7.490% due 12/25/2030 (d)                           153,119           154,719
   7.499% due 12/25/2030 (d)                           156,231           158,008
   6.944% due 02/25/2031 (d)                            20,835            21,037
   7.499% due 02/25/2031 (d)                            33,766            34,067
Bear Stearns Commercial Mortgage Securities, Inc.
   5.910% due 05/14/2008                                   131               132
   7.000% due 05/20/2030                                45,308            46,837
Bear Stearns Mortgage Securities, Inc.
   6.097% due 10/25/2023 (d)                             2,566             2,716
  10.000% due 08/25/2024                                 5,000             5,645
   7.000% due 03/25/2027                                 7,000             7,095
   8.125% due 09/25/2027                                 2,977             3,071
   7.000% due 02/25/2028                                10,000            10,168
   7.421% due 06/25/2030 (d)                             5,972             5,972
Capco America Securitization Corp.
   5.860% due 12/15/2007                                    45                45
CDC Depositor Trust I
   6.311% due 01/15/2003 (d)                            14,534            14,481
Cendant Mortgage Corp.
   7.250% due 04/18/2013                                   757               761
   6.503% due 11/18/2028 (d)                             6,148             5,434
   6.505% due 11/18/2028 (d)                            13,528            13,211
Chase Mortgage Finance Corp.
   7.000% due 07/25/2024                                 1,789             1,788
   7.000% due 08/25/2024                                 2,791             2,827
   6.750% due 03/25/2025                                11,840            11,198
   8.494% due 04/25/2025 (d)                             8,476             8,650
   6.750% due 10/25/2028                                39,000            38,987
   6.350% due 07/25/2029                                62,292            63,147
   7.750% due 08/25/2030                                 9,962            10,403
Chemical Mortgage Securities, Inc.
   7.250% due 01/25/2026                                11,329            11,644
Citibank, NA
   8.000% due 07/25/2018                                    37                37
Citicorp Mortgage Securities, Inc.
   7.963% due 10/25/2022 (d)                             8,985             9,117
   6.250% due 04/25/2024                                11,796            11,249
   6.250% due 05/25/2024                                 1,865             1,864
   7.250% due 10/25/2027                                20,462            20,811
   6.500% due 11/25/2027                                14,015            14,013
   6.750% due 09/25/2028                                 9,334             9,343
   5.900% due 05/25/2029                                 2,286             2,280
   7.000% due 09/25/2030                                 7,249             7,166
   7.500% due 10/25/2030                                11,588            11,773
   7.000% due 02/25/2031                                34,210            34,131
CMC Securities Corp. II
   8.625% due 04/25/2025 (d)                               110               109

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 69

Total Return Fund
March 31, 2001

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
CMC Securities Corp. III
   6.750% due 05/25/2028                         $       5,000     $       5,040
CMC Securities Corp. IV
   7.250% due 11/25/2027                                10,436            10,722
Collateralized Mortgage Obligation Trust
   7.250% due 04/23/2017                                    56                57
   8.000% due 09/20/2021                                 5,730             5,845
Collateralized Mortgage Obligation Trust I
  10.200% due 02/01/2016                                 1,957             2,001
Collateralized Mortgage Securities Corp.
  11.450% due 11/01/2015 (d)                               115               115
   8.750% due 04/20/2019                                   358               371
   8.800% due 04/20/2019                                   237               247
COMM
   6.145% due 02/15/2008                                14,528            14,739
   6.488% due 12/16/2011 (d)                             9,000             9,014
Commercial Mortgage Acceptance Corp.
   7.030% due 05/15/2009                                    75                79
Commercial Mortgage Asset Trust
   6.640% due 09/17/2010                                   455               467
   6.975% due 04/17/2013                                   145               151
Countrywide Alternative Loan Trust
   8.000% due 07/25/2030                                18,606            19,088
Countrywide Funding Corp.
   6.625% due 02/25/2024                                33,827            33,584
   6.750% due 03/25/2024                                12,679            12,164
Countrywide Home Loans
   6.500% due 07/25/2013                                 5,676             5,695
   6.250% due 08/25/2014                                 3,718             3,695
   8.795% due 07/25/2024 (d)                             1,462             1,474
   6.750% due 11/25/2025                                25,567            25,195
   7.500% due 04/25/2027                                 1,523             1,580
   7.500% due 06/25/2027                                12,045            12,467
   7.500% due 09/25/2027                                20,000            20,527
   7.250% due 12/25/2027                                 6,224             6,232
   7.250% due 02/25/2028                                57,846            58,732
   6.750% due 06/25/2028                                15,103            14,553
   6.750% due 08/25/2028                                 6,961             6,975
   6.750% due 10/25/2028                                15,567            15,049
   6.750% due 11/25/2028                                 5,000             4,978
   6.500% due 01/25/2029                                24,978            24,619
   6.500% due 03/25/2029                                21,744            21,100
   6.050% due 04/25/2029                                 1,135             1,141
   7.250% due 08/25/2029                                 5,700             5,630
   7.750% due 04/25/2030                                50,095            51,021
   7.750% due 10/25/2030                                30,527            30,827
   7.750% due 01/25/2031                                53,795            55,218
Credit-Based Asset Servicing and Securitization
   5.940% due 09/25/2029 (d)                             1,102             1,107
   7.048% due 02/25/2030 (d)                            46,942            46,978
Crusade Global Trust
   5.719% due 05/15/2021 (d)                            91,106            91,334
CS First Boston Mortgage Securities Corp.
   6.960% due 01/20/2004                                    85                87
   6.520% due 07/17/2007                                    50                51
   6.750% due 12/27/2028                                13,112            12,841
   7.500% due 03/25/2031                                50,000            50,491
Dime Savings
   7.293% due 11/01/2018 (d)                               166               154
DLJ Commercial Mortgage Corp.
   6.025% due 09/05/2001 (d)                             1,029             1,029
   7.571% due 09/05/2001 (d)                             2,000             2,010
   6.880% due 05/05/2003 (d)                            31,164            31,183
DLJ Mortgage Acceptance Corp.
   6.446% due 08/01/2021 (d)(l)                          3,454             3,454
   8.000% due 03/25/2022                                   111               111
   8.874% due 12/25/2022 (d)                             1,273             1,289
   9.054% due 03/25/2024 (d)                               332               337
   9.308% due 05/25/2024 (d)                                89                90
   9.488% due 10/25/2024 (d)                               358               380
   6.850% due 12/17/2027                                 6,605             6,835
Drexel Burnham Lambert Trust
   9.500% due 11/20/2017                                   552               565
DVI Business Credit Receivable Corp. III
   6.461% due 10/15/2003 (d)                             3,850             3,881
Fannie Mae
   7.500% due 05/25/2005                                 6,700             6,908
   7.500% due 02/25/2006                                   375               386
   7.000% due 05/25/2006                                   263               268
   6.500% due 07/25/2006                                    34                34
   8.000% due 11/25/2006                                    20                20
   6.350% due 12/25/2006                                     5                 5
   7.500% due 05/25/2007                                   880               897
   6.250% due 07/25/2007                                    52                52
   6.000% due 07/25/2007                                   300               303
   6.740% due 08/25/2007                                   145               151
   5.243% due 08/25/2007 (d)                                 7                 7
   6.270% due 09/25/2007                                 3,000             3,049
   7.000% due 10/25/2007                                   200               206
   6.500% due 05/25/2008                                   500               512
  10.500% due 08/25/2008                                 7,146             8,043
   6.000% due 08/25/2008                                    50                50
   7.684% due 09/25/2008 (d)                             1,606             1,555
   6.000% due 02/25/2009                                 1,400             1,421
   4.000% due 02/25/2009                                    27                26
   6.500% due 02/25/2009                                    50                50
   6.500% due 03/25/2009                                    95                96
   6.500% due 08/25/2010                                   500               500
   6.750% due 11/25/2010                                   655               658
   6.500% due 04/25/2013                                    75                78
   6.000% due 03/18/2015                                 6,888             6,897
   6.450% due 09/25/2016                                 2,334             2,341
   8.000% due 12/25/2016                                   164               170
  11.000% due 11/25/2017                                   919             1,021
   9.250% due 04/25/2018                                   151               163
   9.300% due 05/25/2018                                   614               656
   9.500% due 06/25/2018                                   509               548
   6.081% due 06/25/2018 (d)                                 3                 3
   6.600% due 09/25/2018                                   379               378
   9.500% due 11/25/2018                                 5,855             6,066
   6.000% due 02/25/2019                                 3,010             3,018
   6.500% due 03/25/2019                                   818               823
   9.500% due 06/25/2019                                 1,248             1,343
   6.350% due 08/25/2019                                   145               145
   9.300% due 08/25/2019                                    68                73
   9.000% due 12/25/2019                                 5,495             5,804
   7.500% due 12/25/2019                                    68                70
   7.000% due 03/25/2020                                 1,241             1,256
   7.000% due 04/25/2020                                    28                29
   7.500% due 05/25/2020                                 2,809             2,894
   6.044% due 07/18/2020 (d)                                27                27
   6.500% due 09/25/2020                                   751               751
   7.000% due 09/25/2020                                 8,696             8,738
   9.000% due 09/25/2020                                 2,913             3,095
   5.000% due 09/25/2020                                   200               197
   7.125% due 12/25/2020 (d)                                 4                 4
   8.000% due 12/25/2020                                27,085            28,255
   9.000% due 01/25/2021                                 4,649             4,952
   8.750% due 01/25/2021                                 2,874             3,029
   5.750% due 02/18/2021                                   100                99
   9.000% due 03/25/2021                                   409               433
   7.000% due 05/25/2021                                   300               306
   6.500% due 06/25/2021                                 6,295             6,347
   7.500% due 06/25/2021                                    21                21
   8.000% due 07/25/2021                                13,648            14,151
   8.500% due 09/25/2021                                 4,817             5,075
   7.000% due 10/25/2021                                 9,647             9,882
   8.000% due 10/25/2021                                22,645            23,044
   7.000% due 11/25/2021                                20,052            20,282
   6.000% due 12/17/2021                                   567               567
   6.000% due 12/25/2021                                    24                24
   5.000% due 12/25/2021                                   500               470
   4.000% due 01/25/2022                                   126               121
   8.000% due 01/25/2022                                21,700            22,213
   8.000% due 03/25/2022                                    49                50
   7.000% due 04/25/2022                                17,091            17,270
   5.000% due 04/25/2022                                    48                46
   7.000% due 04/25/2022                                   139               139
   7.500% due 05/25/2022                                 2,000             2,083
   7.375% due 05/25/2022                                 9,573             9,800

70 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
   7.000% due 06/25/2022                         $       1,164     $       1,192
   8.000% due 06/25/2022                                 4,018             4,221
   8.000% due 07/25/2022                                59,758            62,379
   7.000% due 07/25/2022                                 5,064             5,195
   7.800% due 10/25/2022                                 3,024             3,154
   6.500% due 10/25/2022                                 4,181             4,171
   6.500% due 12/25/2022                                   180               181
   6.500% due 01/25/2023                                 1,036               113
   7.000% due 03/25/2023                                29,916            30,517
   6.500% due 05/18/2023                                 9,153             9,219
   6.900% due 05/25/2023                                   165               163
   7.000% due 06/25/2023                                 5,445             5,296
   6.500% due 08/25/2023                                    35                35
   6.000% due 08/25/2023                                14,106            13,050
   6.500% due 09/18/2023                                   912               922
   6.750% due 09/25/2023                                 4,107             4,039
   1.000% due 09/25/2023                                   171               158
   6.750% due 10/25/2023                                   618               608
   6.500% due 10/25/2023                                 8,895             8,615
   7.500% due 10/25/2023                                    42                43
   6.500% due 11/25/2023                                    85                85
   7.100% due 12/25/2023                                 6,769             6,762
   6.500% due 12/25/2023                                   159               158
   6.500% due 01/25/2024                                47,302            45,711
   5.000% due 01/25/2024                                   500               487
   7.250% due 02/25/2024                                     4                 4
   6.500% due 02/25/2024                                 5,150             5,182
   7.000% due 03/25/2024                                 5,000             5,098
   7.500% due 06/20/2024                                    85                86
   6.500% due 08/17/2024                                17,000            16,882
   6.000% due 12/25/2024                                 1,750             1,746
   8.000% due 02/17/2025                                    41                41
   7.000% due 02/18/2025                                    94                95
   6.600% due 05/18/2025                                   219               224
   7.500% due 11/17/2025                                   289               300
   7.500% due 12/25/2025                                   360               371
   7.000% due 02/15/2026                                   180               182
   6.950% due 03/25/2026                                   212               213
   7.000% due 07/18/2026                                   450               450
   6.500% due 09/18/2026                                   120               120
   7.000% due 12/18/2026                                16,889            16,816
   6.000% due 12/25/2026                                   170               168
   8.500% due 02/17/2027                                 1,403             1,531
   6.000% due 03/25/2027                                   320               316
   5.000% due 04/18/2027                                 1,000               952
   6.000% due 05/17/2027                                 5,470             4,931
   6.500% due 07/18/2027                                   178               170
   7.000% due 07/18/2027                                   460               463
   8.000% due 08/18/2027                                   262                43
   7.500% due 08/20/2027                                 2,598             2,701
   7.000% due 12/20/2027                                12,735            12,744
   7.019% due 04/18/2028 (d)                             2,877             2,880
   6.500% due 06/25/2028                                 4,700             4,429
   6.500% due 07/18/2028                                67,412            65,916
   6.000% due 07/18/2028                                 8,867             7,742
   9.113% due 09/25/2028                                17,398            19,866
   6.500% due 10/25/2028                                40,000            39,300
   6.250% due 02/25/2029                                   500               469
   7.500% due 04/25/2029                                 1,240             1,272
   6.000% due 04/25/2029                                11,137             9,546
   7.118% due 08/25/2030 (d)                            80,172            80,313
   6.030% due 10/18/2030 (d)                            63,604            63,695
   6.390% due 05/25/2036                                30,491            28,228
   6.500% due 06/17/2038                                 5,000             5,037
   6.300% due 10/17/2038                                15,965            15,110
FBS Mortgage Corp.
   7.144% due 11/25/2024                                   150               150
FFCA Secured Lending Corp.
   7.850% due 10/18/2017                                29,600            30,791
First Commonwealth Savings & Loan
  10.375% due 04/01/2005                                    15                15
First Horizon Asset Securities, Inc.
   7.000% due 02/25/2031                                20,818            20,794
First Interstate Bancorp
   8.875% due 01/01/2009 (l)                               143               152
   9.125% due 01/01/2009 (d)(l)                              9                 9
First Nationwide Trust
   6.500% due 03/25/2029                                 4,400             4,334
   6.750% due 07/25/2029                                 1,515             1,512
   7.750% due 07/25/2030                                 6,157             6,406
First Union Residential Securitization, Inc.
   7.000% due 04/25/2025                                   352               357
   6.750% due 08/25/2028                                 9,048             8,656
First Union-Lehman Brothers Commercial
Mortgage
   7.150% due 02/18/2004                                    25                26
Freddie Mac
   8.000% due 03/15/2002                                    70                71
   7.500% due 04/15/2003                                   197               197
   6.750% due 10/15/2003                                12,774            12,866
   7.000% due 10/15/2003                                 2,970             3,018
   7.000% due 12/15/2003                                    76                78
   6.500% due 04/15/2005                                   917               923
  10.150% due 04/15/2006                                     5                 5
   6.500% due 07/15/2006                                 4,864             4,888
   6.500% due 08/15/2006                                   349               350
   7.500% due 02/15/2007                                   739               755
   7.750% due 04/01/2007                                    15                15
   7.500% due 04/01/2007                                    12                13
   7.000% due 07/01/2007                                     2                 2
   6.500% due 07/15/2007                                 6,057             6,108
   8.000% due 10/01/2007                                    52                53
   5.500% due 10/15/2007                                 3,039             3,041
   6.500% due 05/15/2008                                 1,000             1,017
   2.800% due 06/15/2008 (d)                               149               142
   6.000% due 11/15/2008                                   225               227
   6.200% due 12/15/2008                                 4,628             4,631
   8.500% due 03/01/2009                                   131               137
   6.000% due 03/15/2009                                   265               270
  11.250% due 10/01/2009                                     3                 3
   7.000% due 06/01/2010                                    14                14
   7.550% due 03/15/2012                                   180               186
  11.875% due 06/15/2013                                    86                94
   8.500% due 08/15/2013                                 2,000             2,064
   8.500% due 09/15/2013                                 5,941             6,069
  11.250% due 10/01/2014                                    67                76
   6.000% due 11/15/2014                                   400               390
   6.250% due 11/15/2015                                   851               852
  10.100% due 09/01/2016                                   237               262
   7.500% due 11/15/2016                                28,791            29,682
   6.250% due 10/15/2017                                11,357            11,403
   5.900% due 03/15/2018                                 1,652             1,651
   6.350% due 03/25/2018                                   131               131
   5.250% due 05/15/2018                                     4                 4
   6.400% due 02/15/2019                                10,347            10,399
   6.500% due 04/15/2019                                 1,566             1,578
   6.500% due 05/15/2019                                    77                77
   5.800% due 06/15/2019                                 2,092             2,090
   6.250% due 07/15/2019                                 9,954             9,965
   5.000% due 08/15/2019                                    55                55
  10.000% due 11/15/2019                                    81                86
   7.500% due 01/15/2020                                 1,444             1,448
   5.638% due 06/15/2020 (d)                                86                86
   5.250% due 07/15/2020                                   216               215
   5.750% due 08/15/2020                                   300               302
   9.000% due 09/15/2020                                    50                52
   5.000% due 10/15/2020                                   968               959
   5.500% due 10/15/2020                                    38                38
   9.500% due 11/15/2020                                 2,902             2,974
   8.900% due 11/15/2020                                 9,925            10,247
   9.000% due 12/15/2020                                 2,628             2,774
   8.750% due 12/15/2020                                 1,254             1,315
   6.000% due 12/15/2020                                   225               223
   9.500% due 01/15/2021                                 1,789             1,893
   6.250% due 01/15/2021                                   200               201
   7.000% due 01/15/2021                                 3,735             3,761
   8.000% due 04/15/2021                                    78                81
   6.500% due 05/15/2021                                    92                93

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 71

Total Return Fund
March 31, 2001

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
   6.500% due 05/17/2021                         $          49     $          49
   8.500% due 06/15/2021                                17,153            17,956
   6.000% due 06/15/2021                                 2,939             2,945
   8.500% due 06/15/2021                                 5,137             5,413
   6.950% due 07/15/2021                                   398               405
   9.500% due 07/15/2021                                 1,014             1,035
   8.000% due 07/15/2021                                 7,102             7,168
   9.000% due 07/15/2021                                 1,868             1,981
   6.950% due 08/15/2021                                   144               146
   8.000% due 08/15/2021                                23,472            23,945
   6.200% due 08/15/2021                                   878               885
   7.000% due 09/15/2021                                   112               115
   6.500% due 09/15/2021                                24,998            25,139
   4.500% due 09/15/2021                                   264               255
   7.000% due 10/15/2021                                     7                 7
   6.000% due 11/15/2021                                 1,058             1,059
   8.000% due 12/15/2021                                19,027            19,985
   6.850% due 01/15/2022                                   700               714
   8.250% due 06/15/2022                                 4,697             4,936
   7.000% due 07/15/2022                                 9,699             9,711
   8.500% due 10/15/2022                                 6,502             6,792
   7.000% due 12/15/2022                                21,000            21,499
   7.500% due 01/15/2023                                18,415            19,072
   6.500% due 02/15/2023                                 1,250             1,281
   7.500% due 05/01/2023                                    41                42
   6.500% due 07/15/2023                                   240               245
   7.000% due 07/15/2023                                   280               282
   6.500% due 07/15/2023                                    32                32
   7.500% due 07/15/2023                                   395               411
   6.500% due 08/15/2023                               125,035           126,064
   6.850% due 10/25/2023                                 2,638             2,683
   7.400% due 10/25/2023 (d)                            13,188            13,646
   6.500% due 11/15/2023                                   139               134
   6.500% due 01/15/2024                                    35                35
   7.500% due 01/20/2024                                    68                69
   6.500% due 02/15/2024                                    20                20
   5.000% due 02/15/2024                                   116               101
   6.500% due 03/15/2024                                   331               322
   8.000% due 04/25/2024                                   491               528
   6.250% due 05/15/2024                                13,780            13,119
   8.500% due 08/01/2024                                 1,362             1,429
   7.250% due 08/15/2024                                   190               193
   8.000% due 09/15/2024                                16,250            17,083
   8.500% due 11/01/2024                                   558               586
   6.750% due 01/17/2025                                 6,165             6,208
   7.500% due 02/15/2025                                 3,044             3,092
   6.000% due 02/15/2025                                 4,048             4,066
   7.000% due 09/17/2025                                    40                41
   7.000% due 03/01/2026                                    94                95
   6.500% due 03/15/2026                                   110               108
   6.000% due 08/15/2026                                 2,400             2,347
   6.751% due 09/15/2026 (d)                            49,153            49,002
   8.348% due 10/01/2026 (d)                             2,684             2,747
   6.000% due 11/15/2026                                   550               545
   7.000% due 01/01/2027                                   106               108
   7.500% due 01/15/2027                                26,198            27,277
   8.000% due 02/15/2027                                35,767            37,658
   7.000% due 03/01/2027                                   133               135
   7.500% due 03/17/2027                                20,000            20,956
   8.527% due 05/01/2027 (d)                               508               521
   6.750% due 05/15/2027                                   406               407
   6.500% due 06/15/2027                                10,499            10,013
   7.500% due 06/20/2027                                20,314            21,034
   6.500% due 08/15/2027                                16,157            15,316
   6.500% due 09/15/2027                                73,000            71,856
   6.500% due 10/15/2027                                32,300            31,887
   6.000% due 11/15/2027                                   665               654
   6.500% due 01/25/2028                                 8,691             8,511
   7.000% due 02/15/2028                                 1,436             1,440
   6.250% due 03/15/2028                                10,000             9,555
   6.500% due 04/15/2028                               159,071           156,370
   6.500% due 05/15/2028                                51,566            50,355
   6.500% due 06/15/2028                                63,338            59,238
   6.500% due 06/20/2028                                24,032            22,687
   7.000% due 07/01/2028                                   696               706
   6.500% due 07/15/2028                                72,353            66,330
   6.500% due 08/15/2028                               343,704           318,401
   7.000% due 11/15/2028                                 9,000             9,089
   6.000% due 12/01/2028                                   687               672
   6.000% due 12/15/2028                                11,442            10,057
   6.250% due 12/15/2028                                 1,726             1,584
   6.500% due 12/15/2028                                 7,289             6,698
   6.000% due 12/15/2028                                11,995            10,685
   6.500% due 01/01/2029                                 1,461             1,461
   6.000% due 01/15/2029                                 3,415             2,933
   6.500% due 01/15/2029                                10,411            10,291
   6.000% due 02/15/2029                                 3,990             3,405
   6.500% due 03/01/2029                                   611               611
   6.500% due 03/15/2029                                26,203            25,100
   6.500% due 05/01/2029                                   894               893
   6.500% due 06/01/2029                                   102               102
   6.500% due 07/01/2029                                 1,045             1,043
   8.000% due 07/15/2029                                 1,250             1,287
   7.500% due 02/01/2030                                 1,129             1,156
   7.500% due 07/15/2030                                 1,000             1,016
   7.500% due 08/15/2030                                   519               528
   5.664% due 09/15/2030                                14,402            14,468
   7.000% due 09/15/2030 (d)                            18,634            18,613
   7.000% due 10/15/2030                                11,702            11,717
   7.500% due 10/15/2030                                28,215            28,290
   5.614% due 11/15/2030 (d)                             1,579             1,579
   6.947% due 08/15/2032 (d)                            32,027            32,821
Gaston Oaks PLC
   6.930% due 01/01/2036                                 2,251             2,237
General Electric Capital Mortgage Services, Inc.
   6.000% due 01/25/2009                                   519               519
   7.250% due 07/25/2011                                    75                75
   6.750% due 12/25/2012                                 2,088             2,106
   6.500% due 09/25/2023                                 1,175             1,096
   6.500% due 12/25/2023                                 8,631             8,020
   6.500% due 01/25/2024                                 3,895             3,571
   6.500% due 03/25/2024                                67,513            66,553
   6.500% due 04/25/2024                                68,828            64,342
   7.250% due 05/25/2026                                 3,748             3,810
   7.500% due 06/25/2027                                19,938            20,423
   7.500% due 07/25/2027                                10,066            10,331
   7.000% due 10/25/2027                                14,412            14,429
   7.000% due 11/25/2027                                72,500            73,736
   6.650% due 05/25/2028                                 5,905             5,954
   6.750% due 05/25/2028                                23,934            23,988
   6.750% due 06/25/2028                                 1,296             1,296
   6.550% due 06/25/2028                                23,450            23,905
   6.750% due 06/25/2028                                20,517            20,416
   6.600% due 06/25/2028                                 5,936             5,987
   6.750% due 10/25/2028                                12,190            12,119
   6.250% due 12/25/2028                                54,624            52,461
   6.500% due 12/25/2028                                19,500            19,041
   6.500% due 05/25/2029                                 9,858             9,566
   6.750% due 05/25/2029                                20,000            19,819
   5.950% due 07/25/2029                                24,794            24,788
   6.500% due 07/25/2029                                95,240            92,011
   6.000% due 07/25/2029                                23,507            23,577
   6.250% due 07/25/2029                               132,674           134,144
   7.250% due 08/25/2029                                 8,000             8,106
   7.000% due 09/25/2029                                16,073            16,182
General Electric Credit Corp.
   8.000% due 03/01/2002 (l)                                 3                 3
German American Capital Corp.
   4.306% due 07/01/2018 (d)                             7,923             7,834
GGP - Homart
   7.138% due 06/10/2003 (d)                            19,459            19,482
GMAC Commercial Mortgage Asset Corp.
   6.919% due 07/20/2002                                 3,256             3,256

72 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.
   6.566% due 11/15/2007                         $          85     $          87
   6.150% due 11/15/2007                                   254               258
   6.700% due 03/15/2008                                29,732            30,468
   6.974% due 05/15/2008                                27,444            28,614
   6.945% due 09/15/2033                                25,060            26,114
   6.570% due 09/15/2033                                46,597            47,911
GMAC Mortgage Corp. Loan Trust
   7.500% due 05/25/2030                                12,000            12,487
Goldman Sachs Mortgage Corp.
   6.000% due 12/31/2007 (l)                             8,171             8,165
Government National Mortgage Association
   6.250% due 06/20/2022                                33,961            34,212
   7.219% due 06/20/2023 (d)                            24,407            24,430
   7.250% due 12/16/2023                                 6,294             6,405
   8.000% due 05/16/2024                                    50                51
   7.000% due 06/20/2025                                12,138            12,259
   7.000% due 03/20/2026                                   320               327
   6.000% due 03/20/2026                                 1,500             1,500
   6.070% due 06/16/2026 (d)                             1,378             1,378
   7.000% due 08/20/2026                                   104               106
   7.500% due 07/16/2027                                30,865            31,835
   7.000% due 12/20/2027                                18,960            19,026
   8.000% due 04/16/2028                                 4,627             4,638
   6.500% due 04/20/2028                                11,887            10,962
   6.750% due 06/20/2028                                22,864            21,468
   6.500% due 06/20/2028                                31,364            28,982
   7.250% due 07/16/2028                                    30                31
   6.500% due 07/20/2028                                40,416            36,141
   6.500% due 09/20/2028                                29,986            28,282
   6.500% due 01/20/2029                                28,770            26,605
   7.000% due 02/16/2029                                 6,815             7,088
   6.500% due 03/20/2029                                16,259            15,673
   8.000% due 03/20/2029                                 7,151             7,567
   6.000% due 05/20/2029                                11,104             9,798
   7.000% due 01/16/2030                                 6,686             6,621
   7.500% due 01/20/2030                                   327               338
   5.750% due 02/16/2030 (d)                             7,778             7,792
   6.383% due 02/16/2030 (d)                            12,065            12,126
   5.800% due 02/16/2030 (d)                             8,418             8,440
   7.086% due 06/20/2030 (d)                             4,565             4,573
   7.119% due 09/20/2030 (d)                            11,835            11,804
   7.500% due 09/20/2030                                 5,158             5,273
   7.100% due 10/16/2030 (d)                            70,053            70,272
Greenwich Capital Acceptance, Inc.
   8.305% due 04/25/2022 (d)                               314               313
   8.325% due 10/25/2022 (d)                                34                34
   8.441% due 04/25/2023 (d)                               676               674
   8.935% due 04/25/2024 (d)                               459               473
   9.716% due 08/25/2024 (d)                               356               360
   9.687% due 11/25/2024 (d)                                33                33
Guardian Savings & Loan Association
   7.557% due 09/25/2018 (d)                                75                76
Headlands Mortgage Securities, Inc.
   7.250% due 11/25/2012                                 2,089             2,114
   7.155% due 12/25/2012                                   686               697
   7.250% due 11/25/2027                                18,456            18,759
   7.000% due 02/25/2028                                   410               411
Home Savings of America
   8.464% due 08/01/2006                                    42                43
   6.480% due 05/25/2027 (d)                             2,455             2,434
   6.563% due 08/20/2029 (d)                            21,461            21,476
Housing Securities, Inc.
   7.000% due 05/25/2008                                   833               849
HSBC Mortgage Loan Trust
   7.110% due 11/16/2030                                19,396            19,436
HVMLT
   7.470% due 08/19/2030                                22,975            23,996
ICI Funding Corp. Secured Assets Corp.
   7.250% due 09/25/2027                                18,068            18,445
   7.750% due 03/25/2028                                 1,855             1,885
Impac Secured Assets CMN Owner Trust
   6.850% due 07/25/2028                                    58                58
   7.318% due 10/25/2030 (d)                            54,327            54,639
Imperial CMB Trust
   6.650% due 11/25/2029                                   949               969
Imperial Savings Association
   8.230% due 01/25/2017 (d)                                54                54
   8.839% due 06/25/2017 (d)                               206               206
Independent National Mortgage Corp.
   8.250% due 05/25/2010                                   128               131
   6.650% due 10/25/2024                                 2,723             2,738
   8.634% due 11/25/2024 (d)                               462               465
   8.750% due 12/25/2024                                    30                31
   9.232% due 01/25/2025 (d)                                75                76
   8.000% due 06/25/2025                                     0                 0
   8.225% due 07/25/2025 (d)                             5,475             5,515
   7.500% due 09/25/2025                                   471               472
   6.930% due 05/25/2026                                   412               412
International Mortgage Acceptance Corp.
  12.250% due 03/01/2014                                   247               286
J.P. Morgan Commercial Mortgage Finance Corp.
   8.227% due 02/25/2028                                 1,615             1,677
   7.069% due 09/15/2029                                    65                68
   6.533% due 01/15/2030                                20,000            20,510
Kidder Peabody Acceptance Corp.
   8.937% due 09/25/2024 (d)                             4,245             4,297
LB Commercial Conduit Mortgage Trust
   6.330% due 11/18/2004                                    39                40
LB Mortgage Trust
   8.396% due 01/20/2017 (d)                            39,862            43,912
Lehman Large Loan
   6.790% due 06/12/2004                                    55                57
LTC Commercial Corp.
   7.100% due 11/28/2012                                 3,140             3,222
Mellon Residential Funding Corp.
   6.500% due 02/25/2028                                10,000             9,656
   6.350% due 06/25/2028                                22,000            22,185
   5.652% due 06/26/2028                                 7,426             7,409
   6.110% due 01/25/2029                                23,900            23,970
   6.570% due 07/25/2029 (d)                            44,000            44,874
   6.580% due 07/25/2029 (d)                            55,565            56,238
   6.460% due 07/25/2029 (d)                             4,622             4,634
Merrill Lynch Mortgage Investors, Inc.
   6.861% due 06/15/2021                                 1,982             2,020
   6.978% due 06/15/2021 (d)                             4,370             4,476
   7.238% due 06/15/2021 (d)                             4,099             4,194
   7.598% due 06/15/2021 (d)                               910               921
   6.950% due 06/18/2029                                34,041            35,062
   5.650% due 12/15/2030                                 7,590             7,612
Midland Realty Acceptance Corp.
   7.020% due 01/25/2029                                12,112            12,400
MLCC Mortgage Investors, Inc.
   6.875% due 09/15/2026 (d)                            17,183            17,201
Morgan Stanley Capital I
   6.440% due 11/15/2002                                    18                18
   5.990% due 03/15/2005                                    54                55
   6.860% due 05/15/2006 (d)                             1,910             1,971
   6.190% due 01/15/2007                                19,529            19,879
   6.160% due 04/03/2009                                12,840            13,018
   7.460% due 02/15/2020                                10,542            11,073
   6.850% due 07/25/2027 (d)                               417               415
   6.220% due 06/01/2030                                    68                69
   6.590% due 10/03/2030                                 6,485             6,674
Mortgage Capital Funding, Inc.
   7.800% due 04/15/2006                                   500               540
   7.008% due 09/20/2006                                15,545            16,161
   7.600% due 05/25/2027                                 3,894             3,943
   6.001% due 11/18/2031                                    69                70
NationsBanc Montgomery Funding Corp.
   6.750% due 06/25/2028                                10,000             9,926
   6.500% due 07/25/2028                                14,470            14,255
   6.750% due 08/25/2028                                20,009            19,535
   6.250% due 10/25/2028                                 7,000             6,659

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 73

Total Return Fund
March 31, 2001

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
Nationslink Funding Corp.
   6.654% due 02/10/2006                         $      19,624     $      20,248
   5.921% due 04/10/2007 (d)                            20,192            20,195
   5.805% due 11/10/2030                                 7,174             7,175
Nomura Asset Securities Corp.
   6.625% due 01/25/2009                                    19                19
   8.105% due 05/25/2024 (d)                             1,050             1,076
Norwest Asset Securities Corp.
   6.750% due 12/25/2012                                15,113            15,485
   6.500% due 04/25/2013                                19,557            19,750
   6.500% due 06/25/2013                                12,972            13,099
   7.500% due 03/25/2027                                41,558            42,684
   6.750% due 09/25/2027                                 2,612             2,637
   6.350% due 04/25/2028                                 1,084             1,085
   6.750% due 05/25/2028                                40,707            40,414
   6.750% due 07/25/2028                                12,657            12,578
   6.250% due 08/25/2028                                 3,245             3,256
   6.250% due 09/25/2028                                   400               383
   6.200% due 09/25/2028                                   744               744
   6.750% due 10/25/2028                                38,104            37,906
   6.500% due 12/25/2028                                39,751            39,015
   6.500% due 01/25/2029                                   385               346
   6.500% due 02/25/2029                                67,432            65,324
   6.200% due 04/25/2029                                77,385            77,159
   6.500% due 04/25/2029                                26,751            25,925
   6.300% due 04/25/2029                                 6,847             6,855
   5.950% due 04/25/2029                                97,464            97,367
   6.000% due 05/25/2029                                19,713            19,772
   6.250% due 05/25/2029                                   472               476
   6.500% due 06/25/2029                                46,178            44,631
   6.750% due 08/25/2029                                 1,103             1,112
   6.500% due 10/25/2029                                 1,969             1,905
   7.000% due 11/25/2029                                14,793            14,946
   7.250% due 02/25/2030                                19,756            20,095
Norwest Integrated Structured Assets, Inc.
   7.000% due 09/25/2029                                 3,574             3,536
Paine Webber Mortgage Acceptance Corp.
   6.000% due 04/25/2009                                11,951            11,852
PHH Mortgage Services Corp.
   7.184% due 11/18/2027                                   948               951
PNC Mortgage Securities Corp.
   6.750% due 06/25/2016                                 8,897             8,960
   7.000% due 10/25/2027                                35,815            36,299
   6.750% due 12/25/2027                                 7,230             6,929
   6.990% due 02/25/2028                                 9,494             9,776
   6.500% due 02/25/2028                                   850               849
   7.000% due 02/25/2028                                25,470            25,805
   6.625% due 03/25/2028                                 1,561             1,572
   7.000% due 05/25/2028                                 5,664             5,753
   6.750% due 07/25/2028                                 3,527             3,509
   6.550% due 07/25/2028                                24,500            24,707
   6.750% due 09/25/2028                                 3,996             3,974
   6.750% due 10/25/2028                                26,045            25,987
   6.750% due 12/25/2028                                21,709            21,443
   6.500% due 01/25/2029                                   999               975
   6.250% due 01/25/2029                                 9,263             8,991
   6.300% due 03/25/2029                                 9,989             9,505
   6.200% due 06/25/2029                                46,288            46,757
   6.500% due 06/25/2029                                48,600            46,862
   7.750% due 07/25/2030                                67,726            69,530
   6.013% due 12/25/2030 (d)                            35,452            35,519
   7.500% due 02/25/2031                                88,982            92,271
   7.500% due 05/25/2040 (d)                               444               451
PNC Mortgage Trust
   8.250% due 03/25/2030                                58,189            59,980
Prudential Home Mortgage Securities
   7.400% due 11/25/2007                                 1,416             1,443
   7.000% due 01/25/2008                                23,860            24,270
   6.750% due 07/25/2008                                 1,256             1,268
   6.400% due 04/25/2009                                   330               329
   6.950% due 11/25/2022                                   222               219
   7.000% due 07/25/2023                                10,270            10,431
   6.750% due 10/25/2023                                 9,940             9,261
   5.900% due 12/25/2023                                 3,376             3,382
   6.500% due 01/25/2024                                   617               619
   6.050% due 04/25/2024                                 1,959             1,957
   6.800% due 05/25/2024                                11,349            10,985
   6.450% due 11/25/2025                                 5,264             4,959
Prudential Securities Secured Financing Corp.
   6.074% due 01/15/2008                                11,965            12,107
Prudential-Bache Trust
   6.676% due 09/01/2018 (d)                               195               196
   8.400% due 03/20/2021                                 5,367             5,614
PSB Financial Corp. II
  11.050% due 12/01/2015                                   405               429
Resecuritization Mortgage Trust
   6.750% due 06/19/2028                                18,121            18,155
   6.500% due 04/19/2029                                 3,764             3,824
Residential Accredit Loans, Inc.
   7.500% due 08/25/2027                                15,000            15,394
   6.500% due 02/25/2028                                11,531            11,518
   7.000% due 02/25/2028                                41,115            41,869
   6.500% due 12/25/2028                                   400               391
   6.500% due 05/25/2029                                 3,000             2,925
   6.750% due 06/25/2029                                 1,464             1,478
   7.000% due 07/25/2029                                   418               422
   7.750% due 03/25/2030                                 3,389             3,431
Residential Asset Securitization Trust
   7.375% due 03/25/2027                                 5,142             5,267
   7.000% due 10/25/2027                                19,360            19,763
   7.000% due 01/25/2028                                20,000            20,225
   6.750% due 06/25/2028                                13,193            13,307
   6.500% due 12/25/2028                                 1,250             1,237
   6.500% due 03/25/2029                                22,700            22,629
   8.000% due 02/25/2030                                43,760            45,111
   7.320% due 09/25/2030 (d)                            15,052            15,159
Residential Funding Mortgage Securities I
   7.000% due 08/25/2008                                 3,902             3,922
   7.500% due 09/25/2011                                12,122            12,355
   7.000% due 05/25/2012                                 3,095             3,197
   6.500% due 12/25/2012                                20,123            20,124
   7.750% due 09/25/2022                                   391               393
   8.000% due 01/25/2023                                 2,615             2,655
   8.000% due 02/25/2023                                 9,225             9,403
   6.500% due 11/25/2023                                 1,660             1,601
   6.000% due 03/25/2024                                   392               391
   7.500% due 09/25/2025                                 9,892             9,973
   7.500% due 12/25/2025                                   937               971
   7.750% due 11/25/2026                                 9,000             9,366
   7.500% due 04/25/2027                                 6,085             6,229
   7.500% due 06/25/2027                                53,035            54,222
   7.500% due 07/25/2027                                25,265            26,042
   7.250% due 08/25/2027                                16,000            16,134
   7.250% due 10/25/2027                                39,303            39,700
   7.000% due 11/25/2027                                17,000            17,262
   6.750% due 02/25/2028                                32,196            32,342
   6.750% due 05/25/2028                                60,741            60,780
   6.750% due 06/25/2028                                67,908            66,989
   6.750% due 07/25/2028                                13,292            13,228
   6.750% due 08/25/2028                                35,000            34,836
   6.750% due 09/25/2028                                66,493            66,027
   6.500% due 10/25/2028                                52,000            50,794
   6.250% due 11/25/2028                                 3,000             2,878
   6.500% due 12/25/2028                                23,400            22,784
   6.500% due 01/25/2029                                72,314            70,451
   6.500% due 03/25/2029                                27,960            27,184
   6.200% due 05/25/2029                                46,610            46,622
   6.500% due 06/25/2029                                11,708            10,347
   6.750% due 07/25/2029                                22,600            22,573
   7.000% due 10/25/2029                                25,260            25,415
   7.500% due 02/25/2030                                12,338            12,704
   7.750% due 10/25/2030                                26,572            27,237
   7.500% due 11/25/2030                               183,575           187,754
Resolution Trust Corp.
   8.686% due 08/25/2021                                 6,075             6,057
  11.062% due 10/25/2021                                    46                48
   8.625% due 10/25/2021                                   115               114
   8.138% due 10/25/2021 (d)                               123               122
   5.567% due 10/25/2021 (d)                               127               127
   8.720% due 05/25/2022 (d)                             1,211             1,207

74 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
   8.640% due 08/25/2023 (d)                     $       1,733     $       1,754
   8.835% due 12/25/2023                                 3,300             3,368
   8.000% due 04/25/2025                                   156               155
   8.000% due 06/25/2026                                   249               246
   8.427% due 10/25/2028 (d)                             4,388             4,466
   7.596% due 10/25/2028 (d)                            12,343            12,404
   7.510% due 05/25/2029 (d)                             2,266             2,322
   7.245% due 05/25/2029 (d)                             2,486             2,504
   6.923% due 05/25/2029 (d)                             2,865             2,867
RMF Commercial Mortgage Securities, Inc.
   6.715% due 01/15/2019 (d)                               235               241
Ryan Mortgage Acceptance Corp. IV
   9.450% due 10/01/2016                                    73                78
Ryland Acceptance Corp.
   11.500% due 12/25/2016                                   80                86
   8.200% due 09/25/2022                                    11                11
Ryland Mortgage Securities Corp.
   8.200% due 06/25/2021                                    34                34
   8.518% due 08/25/2022 (d)                             1,587             1,602
   8.108% due 08/25/2029 (d)                             1,762             1,769
   7.402% due 10/25/2031 (d)                             2,085             2,102
  14.000% due 11/25/2031                                   684               731
SACO I, Inc.
   7.460% due 07/25/2030                                   506               506
   8.128% due 07/25/2030                                15,241            15,769
   6.140% due 09/25/2040 (d)                               546               546
Salomon Brothers Mortgage Securities VII
   8.613% due 09/25/2022 (d)                               746               752
   8.565% due 11/25/2022 (d)                               382               387
   8.950% due 03/25/2024 (d)                               287               293
   9.240% due 07/01/2024 (d)                             3,732             3,790
   9.307% due 09/25/2024 (d)                               266               272
   6.960% due 04/25/2029 (d)                            14,057            14,094
   5.430% due 04/25/2029 (d)                             5,444             5,463
   6.918% due 06/25/2029 (d)                            34,211            34,195
   7.600% due 08/25/2030                               125,500           128,143
Santa Barbara Savings & Loan Association
   9.500% due 11/20/2018                                 1,792             1,847
Sasco Floating Rate Commercial Mortgage Trust
   5.408% due 11/20/2001 (d)                            36,906            36,938
Saxon Mortgage Securities Corp.
   6.250% due 04/25/2009                                 2,032             2,039
   7.375% due 09/25/2023                                 6,372             6,498
   6.500% due 02/25/2024                                 1,517             1,525
   9.154% due 09/25/2024 (d)                             1,267             1,278
Sears Mortgage Securities
  12.000% due 02/25/2014                                   534               556
   7.896% due 11/25/2021 (d)                               449               455
   7.431% due 10/25/2022 (d)                             1,538             1,555
   6.278% due 12/25/2028                                   254               253
Securitized Asset Sales, Inc.
   8.543% due 12/26/2023 (d)                               620               647
   7.410% due 09/25/2024 (d)                             9,900            10,078
Security Pacific National Bank
   6.378% due 03/25/2018 (d)                                81                81
   7.156% due 09/25/2019 (d)                               462               463
Sequoia Mortgage Trust
   6.350% due 09/25/2025 (d)                             5,343             5,396
Small Business Investment Cos
   7.540% due 08/10/2009                                93,532            99,276
   8.017% due 02/10/2010                               115,208           125,258
   7.640% due 03/10/2010                                69,504            73,960
   7.452% due 09/01/2010                                15,860            16,698
Starwood Commercial Mortgage Trust
   6.600% due 02/03/2009                                11,041            11,389
Structured Asset Mortgage Investments, Inc.
   6.750% due 03/25/2028                                22,356            22,065
   6.902% due 06/25/2028 (d)                            35,851            37,373
   6.250% due 11/25/2028                                14,878            14,219
   6.750% due 01/25/2029                                10,000             9,916
   6.300% due 05/25/2029                                21,870            21,958
   6.581% due 06/25/2029 (d)                            29,054            29,515
   7.250% due 07/25/2029                                19,588            19,812
   7.226% due 02/25/2030 (d)                               908               931
   6.750% due 05/02/2030                                25,000            24,035
Structured Asset Notes Transactions Ltd.
   6.650% due 08/30/2005 (d)                            16,364            16,241
Structured Asset Securities Corp.
   7.000% due 02/25/2016                                30,002            30,587
   7.000% due 12/25/2027                                51,500            52,079
   7.220% due 11/25/2030 (d)                            38,908            38,774
Superannuation Members Home Loans Global Fund
   6.835% due 06/15/2026 (d)                            19,900            19,900
TMA Mortgage Funding Trust
   5.430% due 01/25/2029 (d)                            30,145            30,145
Torrens Trust
   5.424% due 07/15/2031 (d)                             3,593             3,593
Union Planters Mortgage Finance Corp.
   6.750% due 01/25/2028                                 4,000             3,969
   6.800% due 01/25/2028                                15,000            15,226
United Mortgage Securities Corp.
   7.302% due 06/25/2032                                18,991            19,194
   7.108% due 09/25/2033 (d)                               393               406
Vendee Mortgage Trust
   7.500% due 08/15/2017                                   229               232
   7.750% due 05/15/2018                                   550               561
   6.500% due 05/15/2020                                29,697            29,460
   7.750% due 05/15/2022                                   303               319
   6.835% due 01/15/2030                                15,952            16,345
Washington Mutual, Inc.
   5.690% due 07/26/2003 (d)                           109,938           109,905
   7.500% due 11/19/2029                                   600               618
   7.608% due 12/25/2040                                37,551            37,657
   7.175% due 01/25/2041                               112,469           115,949
Wells Fargo Mortgage Backed Securities Trust
   7.500% due 01/25/2031                                 5,094             5,049
Western Federal Savings & Loan Association
   7.997% due 06/25/2021 (d)                             2,561             2,565
                                                                   -------------
                                                                      10,689,693
                                                                   -------------
Fannie Mae 7.1%
   5.500% due 01/01/2004-01/01/2031 (k)                 20,723            19,717
   6.000% due 11/01/2003-04/16/2031 (k)              1,013,468           988,527
   6.090% due 12/01/2008                                    49                49
   6.210% due 08/01/2010-04/01/2027 (d)(k)              50,969            51,573
   6.255% due 09/01/2013                                64,000            64,168
   6.258% due 09/01/2029 (d)                               587               595
   6.420% due 12/01/2007                                   150               155
   6.500% due 04/01/2003-03/01/2031 (k)                 20,264            20,362
   6.550% due 01/01/2008                                   950               986
   6.570% due 04/01/2026 (d)                             1,093             1,128
   6.626% due 12/01/2027 (d)                             7,508             7,775
   6.688% due 08/01/2027 (d)                            35,083            35,996
   6.726% due 05/01/2030 (d)                               253               255
   6.730% due 11/01/2007                                 1,138             1,191
   6.739% due 09/01/2017 (d)                             5,229             5,224
   6.750% due 08/01/2003                                   164               165
   6.840% due 09/01/2024 (d)                             1,869             1,900
   6.847% due 07/01/2003                                    61                62
   6.961% due 01/01/2018 (d)                             1,046             1,068
   6.969% due 10/01/2027 (d)                             4,022             4,154
   6.981% due 06/01/2007                                   462               486
   7.000% due 07/01/2001-05/15/2031 (k)              1,369,639         1,384,885
   7.250% due 05/01/2002-01/01/2023 (k)                  9,520             9,595
   7.350% due 09/01/2027 (d)                             1,555             1,618
   7.364% due 02/01/2028 (d)                             1,139             1,180
   7.468% due 06/01/2030 (d)                            41,866            44,208
   7.500% due 10/01/2002-10/01/2030 (k)                 19,040            19,685
   7.508% due 10/01/2030-10/01/2040 (d)(k)              31,856            32,791
   7.552% due 05/01/2023 (d)                             2,062             2,127
   7.750% due 06/01/2009                                   149               154
   7.780% due 01/01/2018                                 2,230             2,518
   7.850% due 07/01/2018                                 6,699             7,425
   7.920% due 03/01/2018                                 2,745             3,137
   7.980% due 05/01/2030                                 6,678             6,990
   8.000% due 09/01/2001-04/16/2031 (k)                188,605           194,508
   8.039% due 05/01/2025 (d)                             2,273             2,334
   8.060% due 04/01/2030                                 1,854             1,947
   8.079% due 09/01/2022 (d)                               911               936

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 75

Total Return Fund
March 31, 2001

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
   8.080% due 04/01/2030                         $       1,015     $       1,066
   8.095% due 06/01/2023 (d)                             1,851             1,907
   8.097% due 12/01/2023 (d)                               678               695
   8.108% due 10/01/2024 (d)                               263               269
   8.189% due 09/01/2024 (d)                             1,211             1,231
   8.211% due 12/01/2023 (d)                               769               782
   8.230% due 11/01/2025 (d)                             1,140             1,170
   8.235% due 03/01/2025-11/01/2025 (d)(k)               4,395             4,518
   8.250% due 10/01/2008-03/01/2030 (k)                  2,194             2,431
   8.276% due 08/01/2027 (d)                               939               970
   8.291% due 01/01/2024-07/01/2024 (d)(k)               4,347             4,453
   8.315% due 01/01/2024 (d)                               358               369
   8.318% due 02/01/2026 (d)                               466               483
   8.344% due 11/01/2023 (d)                               758               779
   8.347% due 09/01/2025 (d)                             1,184             1,216
   8.348% due 11/01/2025 (d)                             3,033             3,114
   8.362% due 01/01/2024 (d)                             1,604             1,654
   8.364% due 10/01/2024 (d)                             1,343             1,389
   8.374% due 03/01/2026 (d)                             1,629             1,695
   8.380% due 09/01/2022 (d)                               948               972
   8.389% due 08/01/2026 (d)                             1,630             1,684
   8.396% due 01/01/2026 (d)                             1,044             1,078
   8.405% due 12/01/2023 (d)                               163               168
   8.410% due 09/01/2023 (d)                             2,195             2,238
   8.418% due 06/01/2024 (d)                             1,219             1,247
   8.446% due 10/01/2023 (d)                               304               314
   8.450% due 11/01/2023 (d)                               164               170
   8.451% due 05/01/2026 (d)                               501               514
   8.472% due 01/01/2024 (d)                               111               115
   8.490% due 06/01/2025                                   992             1,047
   8.494% due 12/01/2023 (d)                             1,017             1,051
   8.500% due 07/01/2001-09/01/2030 (k)                  6,923             7,241
   8.574% due 05/01/2024 (d)                             1,970             2,012
   8.903% due 08/01/2023 (d)                               518               539
   9.000% due 10/01/2004-12/01/2027 (k)                  8,542             9,056
   9.250% due 10/01/2001                                     1                 1
   9.500% due 12/01/2006-07/01/2026 (k)                  8,569             9,017
   9.750% due 11/01/2008                                    49                53
  10.000% due 09/01/2003-05/01/2022 (k)                  1,106             1,208
  10.500% due 01/01/2016-04/01/2022 (k)                    480               532
  10.750% due 03/01/2014                                    24                26
  11.000% due 09/01/2019-11/01/2020 (k)                    113               127
  11.500% due 08/20/2016-11/01/2019 (k)                     72                81
  12.000% due 05/01/2016                                     8                10
  12.500% due 10/01/2015                                    27                31
  13.000% due 09/01/2013                                    27                32
  13.250% due 09/01/2011                                    11                13
  14.500% due 11/01/2011-01/01/2013 (k)                     36                42
  14.750% due 08/01/2012                                   146               175
  15.000% due 10/01/2012                                    77                93
  15.500% due 10/01/2012-12/01/2012 (k)                     16                18
  15.750% due 12/01/2011-08/01/2012 (k)                     86               103
  16.000% due 09/01/2012                                    99               117
                                                                   -------------
                                                                       2,992,890
                                                                   -------------
Federal Housing Administration 1.2%
   6.000% due 03/20/2028                                 4,598             4,490
   6.500% due 05/28/2039                                     5                 5
   6.750% due 07/15/2001                                 1,444             1,451
   6.755% due 03/01/2041                                16,213            16,129
   6.780% due 07/25/2040                                 7,658             7,553
   6.790% due 05/01/2039                                10,902            10,123
   6.830% due 12/01/2039                                 3,497             3,460
   6.875% due 11/01/2015                                 3,153             3,057
   6.880% due 10/25/2040-02/01/2041 (k)                 21,722            21,571
   6.896% due 07/01/2020                                22,087            21,254
   6.900% due 12/01/2040                                22,769            22,643
   6.930% due 07/01/2014-01/01/2036 (k)                 20,005            19,892
   7.000% due 11/15/2040                                    63                65
   7.050% due 03/25/2040                                 4,517             4,541
   7.125% due 03/01/2034                                 4,401             4,265
   7.150% due 01/25/2029                                 9,573             9,295
   7.211% due 12/01/2021                                 2,695             2,649
   7.250% due 06/01/2040                                 8,304             8,437
   7.310% due 06/01/2041                                23,566            24,048
   7.315% due 08/01/2019                                32,306            32,024
   7.317% due 05/01/2019                                 4,725             4,621
   7.350% due 11/01/2020-11/01/2022 (k)                  9,945             9,882
   7.375% due 02/01/2018-01/01/2024 (k)                 16,436            16,332
   7.400% due 01/25/2020-02/01/2021 (k)                 12,034            11,995
   7.430% due 12/01/2016-05/01/2025 (k)                135,778           135,600
   7.450% due 12/01/2021-10/01/2023 (k)                 15,942            15,905
   7.460% due 01/01/2023                                 2,137             2,136
   7.465% due 11/01/2019                                29,537            29,528
   7.500% due 03/01/2032-09/30/2039 (k)                  4,890             4,981
   7.580% due 12/01/2040                                 7,616             7,834
   7.630% due 08/01/2041                                20,577            21,178
   7.650% due 11/01/2018-11/01/2040 (k)                  7,559             7,869
   7.700% due 03/15/2041                                   350               370
   7.750% due 11/15/2039                                   978             1,037
   7.880% due 12/01/2039-03/01/2041 (k)                 13,423            14,078
   7.930% due 05/01/2016                                 1,877             1,909
   8.250% due 10/29/2023-01/01/2041 (k)                  9,484             9,999
   8.378% due 11/07/2012                                   244               253
                                                                   -------------
                                                                         512,459
                                                                   -------------
Freddie Mac 1.6%
   5.500% due 04/01/2001-04/16/2031 (k)                  3,845             3,727
   6.000% due 01/01/2011-05/14/2031 (k)                 20,510            20,518
   6.263% due 12/01/2026 (d)                             5,522             5,552
   6.500% due 07/01/2001-05/01/2029 (k)                  8,801             8,950
   6.553% due 11/01/2026 (d)                             6,055             6,146
   6.732% due 11/01/2028 (d)                            20,764            21,238
   6.775% due 11/01/2003                                    63                62
   6.903% due 07/01/2025 (d)                             5,803             5,959
   7.000% due 10/01/2002-05/14/2031 (k)                390,901           395,710
   7.250% due 11/01/2008                                   175               178
   7.285% due 09/01/2027 (d)                             2,449             2,534
   7.500% due 09/01/2001-03/01/2030 (k)                 14,822            15,147
   7.625% due 06/01/2017 (d)                                17                17
   7.645% due 05/01/2025                                 2,374             2,537
   7.750% due 04/01/2017 (d)                                29                29
   7.812% due 07/01/2030 (d)                           127,169           133,327
   8.000% due 01/01/2002-09/01/2018 (k)                  3,511             3,631
   8.142% due 04/01/2024 (d)                             5,790             5,944
   8.250% due 12/01/2002-01/01/2019 (d)(k)                 218               224
   8.252% due 07/01/2022 (d)                               587               598
   8.276% due 08/01/2023 (d)                                 7                 7
   8.346% due 06/01/2022 (d)                             1,006             1,023
   8.362% due 06/01/2024 (d)                             2,520             2,590
   8.364% due 07/01/2023 (d)                               452               459
   8.365% due 11/01/2023 (d)                                96                99
   8.368% due 10/01/2023 (d)                               729               748
   8.375% due 06/01/2024 (d)                             1,473             1,509
   8.376% due 10/01/2023 (d)                             1,339             1,373
   8.380% due 09/01/2023 (d)                             7,900             8,045
   8.390% due 08/01/2023 (d)                             7,857             8,084
   8.396% due 09/01/2023 (d)                             1,142             1,171
   8.423% due 04/01/2029 (d)                             1,094             1,128
   8.424% due 05/01/2023 (d)                               650               662
   8.434% due 07/01/2023 (d)                             1,461             1,475
   8.435% due 05/01/2023-08/01/2023 (d)(k)               5,320             5,419
   8.445% due 08/01/2023 (d)                               835               848
   8.451% due 01/01/2024 (d)                               398               410
   8.458% due 07/01/2024 (d)                             1,257             1,291
   8.500% due 09/01/2001-06/01/2030 (k)                  3,567             3,728
   8.545% due 08/01/2024 (d)                               167               172
   8.567% due 05/01/2023 (d)                             1,582             1,621
   8.575% due 01/01/2024 (d)                               348               360
   8.584% due 09/01/2023 (d)                             2,072             2,113
   8.626% due 08/01/2023 (d)                               315               318
   8.651% due 09/01/2023 (d)                             1,032             1,036
   8.665% due 12/01/2023 (d)                             1,068             1,105
   8.667% due 10/01/2023 (d)                             1,298             1,334
   8.670% due 04/01/2023 (d)                               321               329
   8.750% due 01/01/2007-12/01/2010 (k)                     57                60
   8.834% due 11/01/2023 (d)                               345               346
   8.937% due 10/01/2023 (d)                               267               269
   8.980% due 11/01/2023 (d)                               142               141
   9.000% due 01/01/2002-05/01/2017 (k)                    407               424
   9.006% due 10/01/2023 (d)                               954               962

76 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
   9.111% due 11/01/2023 (d)                     $         258     $         260
   9.250% due 06/01/2009-11/01/2013 (k)                     70                73
   9.500% due 08/01/2001-12/01/2022 (k)                  1,286             1,352
   9.750% due 11/01/2004-05/01/2009 (k)                     35                36
  10.000% due 06/01/2004-03/01/2021 (k)                    762               810
  10.250% due 04/01/2009-05/01/2009 (k)                    991             1,086
  10.500% due 10/01/2017-01/01/2021 (k)                    345               385
  10.750% due 09/01/2010                                    34                38
  11.000% due 11/01/2009-05/01/2020 (k)                    570               634
  11.250% due 10/01/2009-09/01/2015 (k)                     20                22
  11.500% due 01/01/2018                                    63                70
  12.500% due 12/01/2012                                    15                17
  13.250% due 10/01/2013                                    79                93
  14.000% due 04/01/2016                                    15                18
  15.500% due 08/01/2011-11/01/2011 (k)                     12                15
  16.250% due 05/01/2011                                     3                 3
                                                                   -------------
                                                                         687,599
                                                                   -------------
Government National Mortgage Association 41.7%
   5.000% due 06/20/2022-06/20/2026 (d)(k)                 974               989
   5.500% due 06/20/2026-04/23/2031 (d)(k)              21,909            20,932
   5.650% due 10/15/2012                                    11                10
   6.000% due 10/15/2008-04/23/2031 (d)(k)           2,727,913         2,684,181
   6.375% due 05/20/2026-05/20/2027 (d)(k)               3,457             3,507
   6.500% due 10/15/2008-09/15/2040 (d)(k)           8,375,660         8,373,036
   6.625% due 01/15/2040                                 9,588             9,720
   6.670% due 10/15/2001-07/16/2038 (k)                    961               958
   6.750% due 07/15/2001-07/20/2024 (d)(k)              18,347            18,466
   6.800% due 05/15/2040                                 2,988             2,963
   6.820% due 04/15/2040                                16,932            16,804
   6.875% due 02/20/2016-02/15/2040 (d)(k)               1,171             1,200
   7.000% due 10/15/2001-01/03/2041 (d)(k)           5,059,234         5,134,389
   7.125% due 10/20/2019-11/20/2027 (d)(k)              35,952            36,851
   7.250% due 08/20/2024 (d)                               281               286
   7.375% due 05/20/2017-05/20/2028 (d)(k)             514,296           522,113
   7.500% due 01/15/2003-01/15/2031 (k)                127,981           131,280
   7.625% due 12/20/2017-12/20/2027 (d)(k)             306,342           314,014
   7.700% due 02/15/2002                                 6,403             6,764
   7.750% due 07/15/2001-09/20/2027 (d)(k)             359,978           368,770
   7.875% due 04/20/2023 (d)                               270               275
   8.000% due 08/15/2005-09/15/2030 (k)                 12,494            12,930
   8.125% due 07/15/2001-12/01/2039 (k)                  3,680             3,994
   8.250% due 08/15/2004-08/20/2027 (d)(k)               1,178             1,227
   8.500% due 06/15/2001-04/23/2031 (k)                  8,672             8,985
   8.750% due 03/15/2007-07/15/2007 (k)                     87                92
   9.000% due 06/15/2001-07/20/2022 (k)                  5,286             5,640
   9.250% due 07/15/2003-12/20/2016 (k)                    137               144
   9.500% due 12/15/2003-08/15/2023 (k)                  4,093             4,424
   9.750% due 09/15/2002-07/15/2004 (k)                     67                70
  10.000% due 08/20/2004-02/15/2025 (k)                  4,771             5,261
  10.250% due 02/20/2019                                    22                24
  10.500% due 06/15/2004-09/15/2021 (k)                    614               668
  11.000% due 05/15/2004-03/15/2019 (k)                    181               199
  11.250% due 12/20/2015                                    33                36
  11.500% due 10/15/2010-10/15/2015 (k)                     85                94
  12.000% due 11/15/2012-05/15/2016 (k)                    205               238
  12.500% due 01/15/2011                                     1                 1
  13.000% due 12/15/2012-10/15/2014 (k)                     16                20
  13.250% due 10/20/2014                                    19                22
  13.500% due 10/15/2012-09/15/2014 (k)                     72                84
  15.000% due 02/15/2012-10/15/2012 (k)                     92               110
  16.000% due 10/15/2011-05/15/2012 (k)                    191               231
  17.000% due 11/15/2011-12/15/2011 (k)                     58                68
                                                                   -------------
                                                                      17,692,070
                                                                   -------------
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
   7.200% due 07/25/2024                                   257                14
Chase Mortgage Finance Corp. (IO)
   9.000% due 08/25/2023                                   142                 2
Collateralized Mortgage Obligation Trust (PO)
   0.000% due 04/23/2017                                    11                 9
Fannie Mae (IO)
   6.500% due 05/25/2005                                   574                48
   6.500% due 07/25/2006                                   248                 6
 727.220% due 09/25/2006                                     2                 6
   6.500% due 02/25/2007                                   771                30
   6.500% due 07/25/2007                                   137                 4
   6.500% due 09/25/2007                                 1,025                45
   6.500% due 10/25/2007                                   281                12
   0.100% due 03/25/2009 (d)                            20,167               319
   6.500% due 08/25/2020                                 2,064               114
1007.000% due 01/25/2021                                     0                 1
   7.500% due 04/25/2021                                 1,308               153
 903.213% due 08/25/2021                                     5               114
   0.950% due 11/25/2021 (d)                            19,264               270
   6.500% due 10/25/2022                                    90                 8
   6.500% due 01/25/2023                                 2,441               355
   3.663% due 02/25/2023 (d)                            10,735               715
Fannie Mae (PO)
   0.000% due 09/01/2007                                   588               527
   0.000% due 06/25/2022                                   110               109
   0.000% due 08/25/2023                                   295               241
Freddie Mac (IO)
   5.750% due 09/15/2007 (d)                             4,517               334
   6.000% due 10/15/2007                                   138                 8
   6.000% due 01/15/2008                                    49                 2
   5.428% due 02/15/2008 (d)                               466                31
   7.000% due 08/15/2008                                 2,633               263
   6.400% due 10/15/2008                                    42                 5
   7.000% due 04/15/2018                                   414                 7
   6.500% due 10/15/2018                                   266                 8
   8.845% due 01/15/2021                                     2                23
   9.000% due 05/15/2022                                    85                15
   6.500% due 09/15/2023                                   231                26
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019                                     1                27
Vendee Mortgage Trust (IO)
   0.542% due 06/15/2023 (d)                           141,532             2,541
                                                                   -------------
                                                                           6,392
                                                                   -------------
Total Mortgage-Backed Securities                                      32,581,103
(Cost $32,294,094)                                                 -------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 6.7%
--------------------------------------------------------------------------------
Aames Mortgage Trust
   5.524% due 06/15/2027                                   437               436
   7.119% due 11/25/2030 (d)                            43,424            43,537
ABFS Equipment Contract Trust
   6.100% due 10/15/2005                                    54                53
ABSC Long Beach Home Equity Loan Trust
   6.436% due 07/21/2030 (d)                               375               377
   6.096% due 08/21/2030 (d)                           127,449           127,589
Accredited Mortgage Loan Trust
   5.850% due 02/25/2030 (d)                            45,106            45,206
Ace Securities Corp.
   6.940% due 11/25/2028 (d)                             1,230             1,233
Advanta Mortgage Loan Trust
   5.263% due 05/25/2027 (d)                               667               664
   6.114% due 08/25/2029 (d)                             2,307             2,316
   5.425% due 11/25/2029 (d)                             1,586             1,588
   8.250% due 08/25/2030                                 7,954             8,371
Advanta Revolving Home Equity Loan Trust
   6.988% due 01/25/2024 (d)                            22,049            22,123
   6.868% due 08/25/2024 (d)                            20,049            20,047
   6.898% due 02/25/2025 (d)                            12,535            12,544
Aerco Ltd.
   7.089% due 07/15/2025 (d)                            38,200            38,258
AESOP Funding II LLC
   5.830% due 11/20/2006 (d)                            15,500            15,418
AFC Home Equity Loan Trust
   7.808% due 10/25/2026 (d)                                 3                 3
American Express Credit Account Master Trust
   6.800% due 12/15/2003                                 1,500             1,505
American Express Master Trust
   7.850% due 08/15/2005                                   220               237
American Stores Co.
   6.899% due 08/30/2004                                20,000            19,776
Americredit Automobile Receivable Trust
   5.304% due 10/12/2002                                 1,913             1,915
   5.780% due 05/12/2003                                43,000            43,222
   5.443% due 09/05/2006 (d)                             5,000             5,017

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 77

Total Return Fund
March 31, 2001

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc.
   5.889% due 06/15/2030                         $      12,168      $    12,196
Amresco Residential Securities Mortgage
 Loan Trust
   6.775% due 05/25/2028 (d)                             1,661            1,662
Arcadia Automobile Receivables Trust
   6.250% due 09/15/2002                                 4,773            4,781
   6.300% due 07/15/2003                                25,821           25,982
   6.900% due 12/15/2003                                20,519           20,838
Associates Manufactured Housing
   7.000% due 03/15/2027                                 1,492            1,499
Banc One Heloc Trust
   6.880% due 04/20/2020 (d)                            38,373           38,390
Banc One Home Equity Trust
   6.460% due 06/25/2029                                 2,333            2,327
BankBoston Home Equity Loan Trust
   6.280% due 11/25/2010                                     6                6
Bayview Financial Acquisition Trust
   7.170% due 02/25/2029 (d)                             4,308            4,328
   6.130% due 11/25/2029 (d)                            10,626           10,626
   7.002% due 02/25/2030 (d)                            20,512           20,519
   5.920% due 07/25/2030 (d)                            61,806           61,806
   5.920% due 11/25/2030 (d)                            42,300           42,300
BMCA Receivables Master Trust
   6.840% due 09/20/2002 (d)                            12,000           11,993
Brazos Student Loan Finance Co.
   6.190% due 06/01/2023 (d)                            55,700           55,576
   7.170% due 12/01/2025 (d)                            36,780           36,554
Capital Asset Research Funding LP
   6.400% due 12/15/2004                                   207              210
   5.905% due 12/15/2005                                   125              125
Captec Franchise Trust
   7.892% due 10/15/2010                                 1,291            1,344
Champion Home Equity Loan Trust
   6.908% due 03/25/2029 (d)                             4,285            4,285
   5.930% due 09/25/2029                                13,214           13,238
Charming Shoppes Master Trust
   7.069% due 08/15/2008 (d)                               250              251
Chase Credit Card Master Trust
   6.660% due 01/15/2007                                   645              674
Chase Funding Mortgage Loan Asset-Backed Certificates
   6.840% due 10/25/2030 (d)                            54,966           54,963
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                   214              215
Community Program Loan Trust
   4.500% due 10/01/2018                                23,416           22,120
   4.500% due 04/01/2029                                26,000           21,474
Compucredit Credit Card Master Trust
   5.789% due 03/15/2007 (d)                            16,000           16,000
Conseco Finance
   7.520% due 05/15/2014                                23,994           24,286
   7.800% due 05/15/2020                                   175              185
   5.534% due 10/15/2031 (d)                            27,148           27,244
Conseco Finance Home Loan Trust
   6.980% due 06/15/2011                                12,305           12,409
   8.080% due 02/15/2022                                20,300           21,326
Conseco Finance Lease LLC
   7.250% due 04/20/2003                                25,500           25,772
Conseco Finance Securitizations Corp.
   8.850% due 12/01/2030                                20,000           22,451
   7.180% due 05/01/2032                                18,072           18,303
   7.970% due 05/01/2032                                25,600           26,956
   8.310% due 05/01/2032                                48,800           52,721
Contimortgage Home Equity Loan Trust
   6.420% due 04/25/2014                                    63               63
   6.400% due 06/15/2014                                   489              489
   6.770% due 01/25/2018                                41,700           42,221
   6.990% due 03/15/2021                                   350              356
   6.930% due 11/25/2022                                36,800           37,783
   7.220% due 01/15/2028                                    80               82
   6.760% due 06/15/2028 (d)                             1,607            1,603
   6.829% due 08/15/2028 (d)                               243              243
CPS Auto Trust
   6.000% due 08/15/2003                                    53               53
Cross Country Master Credit Card Trust II
   7.210% due 06/15/2006 (d)                               800              807
CS First Boston Mortgage Securities Corp.
   6.750% due 09/25/2028                                 6,960            6,946
Daimler-Benz Auto Grantor Trust
   6.050% due 03/31/2005                                 1,063            1,064
Delta Funding Home Equity Loan Trust
   6.140% due 03/15/2018                                13,888           13,902
   7.029% due 09/15/2029 (d)                             9,603            9,643
   6.940% due 06/15/2030 (d)                            31,426           31,425
Denver Arena Trust
   6.940% due 11/15/2019                                   272              261
Discover Card Master Trust I
   6.996% due 10/16/2013 (d)                               400              404
Duck Auto Grantor Trust
   5.650% due 03/15/2004                                 2,361            2,369
   7.260% due 05/15/2005                                30,542           30,607
Embarcadero Aircraft Securitization Trust
   5.644% due 08/15/2025 (d)                            11,000           11,000
EQCC Home Equity Loan Trust
   6.050% due 01/25/2010                                    68               68
   6.548% due 04/25/2010                                   201              201
   5.770% due 05/20/2010                                    68               68
   6.780% due 10/15/2027 (d)                               641              640
Equivantage Home Equity Loan Trust
   6.550% due 10/25/2025                                    70               71
First Alliance Mortgage Loan Trust
   6.154% due 01/25/2025 (d)                               533              534
   5.960% due 03/20/2031 (d)                            11,816           11,831
First Omni Bank Credit Card Master Trust
   6.650% due 09/15/2003 (d)                             1,500            1,502
First Security Auto Grantor Trust
   5.970% due 04/15/2004                                    82               83
FMAC Loan Receivables Trust
   7.900% due 04/15/2019                                    20               21
   6.200% due 09/15/2020                                   133              134
   6.500% due 09/15/2020                                   209              195
   6.830% due 09/15/2020                                   680              657
Ford Credit Auto Owner Trust
   6.200% due 04/15/2002                                   153              153
GE Capital Equipment Lease Trust
   6.850% due 05/20/2008 (d)                               250              255
GMAC Mortgage Corp. Loan Trust
   7.089% due 11/18/2025 (d)                            38,438           38,586
   7.950% due 03/25/2030                                34,303           34,901
Green Tree Financial Corp.
   5.760% due 11/01/2018                                   145              142
   8.400% due 06/15/2025                                   152              153
   7.150% due 07/15/2027                                    24               24
   6.490% due 03/15/2028                                24,774           25,047
   6.420% due 11/15/2028                                   786              791
   6.870% due 02/01/2030                                 1,620            1,543
   6.660% due 06/01/2030                                 1,405            1,284
   5.600% due 12/01/2030                                   115              115
   6.480% due 12/01/2030                                    55               53
   5.510% due 02/01/2031                                    69               69
   7.860% due 04/01/2031                                   400              410
Green Tree Floorplan Receivables Master Trust
   5.921% due 11/15/2004 (d)                            46,000           46,014
Green Tree Home Improvement Loan Trust
   7.270% due 11/15/2029 (d)                             2,649            2,643
Green Tree Recreational, Equipment, & Consumables
   6.430% due 04/17/2006                                 2,035            2,054
   6.715% due 02/01/2009                                30,412           30,875
   6.490% due 02/15/2018                                    13               13
   6.180% due 06/15/2019                                   184              187
Greenpoint Manufactured Housing
   7.270% due 06/15/2029                                   110              108
Harley-Davidson Eaglemark Motorcycle Trust
   5.250% due 07/15/2003                                    43               43
Headlands Home Equity Loan Trust
   5.814% due 12/15/2024 (d)                               397              400
HFC Home Equity Loan
   6.830% due 12/20/2016                                   152              152
Household Consumer Loan Trust
   7.040% due 08/15/2006 (d)                            17,025           16,440

78 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
IMC Home Equity Loan Trust
   7.497% due 07/25/2026 (d)                     $         589     $         603
   5.740% due 08/20/2029                                   141               141
IMPAC Secured Assets CMN Owner Trust
   7.770% due 07/25/2025                                 2,000             2,046
Indymac Home Equity Loan Asset-Backed Trust
   6.888% due 10/25/2029 (d)                             4,942             4,953
   6.912% due 07/25/2030 (d)                             9,867             9,883
Indymac Manufactured Housing Contract
   6.170% due 12/25/2011                                 4,190             4,204
Korea National Housing
   9.969% due 05/23/2001                                 3,000             3,015
Long Beach Auto Receivables Trust
   6.940% due 09/19/2007                                 3,322             3,400
Long Beach Mortgage Loan Trust
   5.240% due 04/21/2008 (d)                            11,486            11,497
Marriott Vacation Club Owner Trust
   5.930% due 09/20/2017 (d)                            77,038            76,976
Mellon Bank Home Equity
   6.520% due 07/25/2010                                   336               336
   5.900% due 10/25/2010                                10,932            10,955
Merit Securities Corp.
   6.160% due 07/28/2033                                 4,398             4,398
   7.880% due 12/28/2033                                34,400            35,646
Metris Master Trust
   5.658% due 04/20/2006 (d)                            20,000            20,143
Metropolitan Asset Funding, Inc.
   7.081% due 04/25/2029 (d)                            12,231            12,063
Mid-State Trust
   8.330% due 04/01/2030                                58,707            63,259
MLCC Mortgage Investors, Inc.
   5.949% due 03/15/2025 (d)                               364               365
MMCA Automobile Trust
   6.300% due 06/15/2002                                   110               110
Morgan Stanley ABS Capital, Inc.
   6.930% due 08/25/2030 (d)                           143,211           143,479
MPC Natural Gas Funding Trust
   6.200% due 03/15/2013                                 9,316             9,680
MSDWCC Heloc Trust
   6.908% due 09/25/2010 (d)                            35,556            35,457
Myra-United Mexican States
   6.438% due 10/20/2006 (d)                               378               366
   6.373% due 12/23/2006                                 1,275             1,237
   6.488% due 12/23/2006 (d)                             7,051             6,840
   7.500% due 12/23/2006 (d)                             5,343             5,181
   7.750% due 12/23/2006 (d)                             3,208             3,111
   5.688% due 12/23/2006 (d)                               851               826
National Medical Care
   6.625% due 09/30/2003 (d)                            19,315            19,121
   6.313% due 09/30/2003                                11,381            11,267
New Holland Equipment Receivables Trust
   6.390% due 10/15/2002                                    84                85
New York City Tax Lien
   6.460% due 05/25/2005                                    87                87
NPF VI, Inc.
   6.220% due 06/01/2002                                17,150            16,941
NPF XII, Inc.
   7.050% due 06/01/2003                                50,750            51,495
   5.931% due 11/01/2003 (d)                            16,000            16,000
Option One Mortgage Loan Trust
   5.880% due 05/25/2029                                    32                32
   5.340% due 09/25/2030 (d)                            47,572            47,650
Provident Bank Equipment Lease Trust
   5.830% due 11/25/2011 (d)                            36,372            36,372
Provident Bank Home Equity Loan Trust
   6.920% due 06/25/2021 (d)                            32,539            32,597
Providian Gateway Master Trust
   5.380% due 03/15/2007                                28,900            28,900
   5.849% due 03/16/2009 (d)                            23,000            23,000
Providian Master Trust
   6.250% due 06/15/2007                                    25                26
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                 3,272             3,296
Residential Asset Mortgage Products, Inc.
   6.004% due 09/25/2030 (d)                            41,721            41,521
   7.980% due 12/25/2030                                24,463            25,541
Residential Asset Securities Corp.
   6.720% due 04/25/2014 (d)                                79                79
   6.960% due 07/25/2014                                12,477            12,478
   6.240% due 02/25/2017                                   902               901
   6.600% due 01/25/2020                                13,200            13,311
   7.075% due 09/25/2020                                   190               193
   8.000% due 09/25/2021 (d)                             5,060             5,210
   6.920% due 10/25/2027 (d)                             1,677             1,688
Residential Asset Securitization Trust
   6.750% due 03/25/2028                                40,000            39,683
Residential Funding Mortgage Securities, Inc.
  10.836% due 06/01/2001                                72,450            72,450
RJR Nabisco
   7.500% due 01/01/2002 (d)                            19,948            19,948
Ryder Vehicle Lease Trust
   6.430% due 01/15/2003                                   406               407
SallieMae
   5.936% due 04/25/2004 (d)                             3,049             3,053
   6.824% due 07/25/2004 (d)                               832               831
   5.901% due 10/25/2005 (d)                            18,203            18,205
   6.825% due 10/25/2005 (d)                            11,476            11,468
   6.628% due 04/25/2006 (d)                            69,553            69,441
Salomon Brothers Mortgage Securities VII
   7.020% due 09/25/2029 (d)(i)                            330               331
   5.584% due 11/15/2029 (d)                            17,045            17,117
   6.463% due 11/15/2029 (d)(i)                          7,800             7,823
Saxon Asset Securities Trust
   7.585% due 12/25/2014                                    45                45
   5.760% due 05/25/2029 (d)                             5,946             5,950
Sears Credit Account Master Trust
   6.050% due 01/15/2008                                   500               512
Southern Pacific Secured Assets Corp.
   5.700% due 07/25/2029 (d)                            39,146            39,035
Standard Credit Card Master Trust
   8.250% due 11/07/2003                                    80                82
Team Fleet Financing Corp.
   7.350% due 05/15/2003                                    30                31
The Money Store Home Equity Trust
   7.550% due 02/15/2020                                   196               197
   6.345% due 11/15/2021                                   479               480
   6.490% due 10/15/2026                                10,354            10,495
Toyota Auto Lease Trust
   6.450% due 04/26/2004                                   300               300
UCFC Home Equity Loan
   8.200% due 09/15/2027                                    70                72
   6.870% due 07/15/2029                                    70                69
UCFC Manufactured Housing Contract
   6.680% due 01/15/2010 (d)                             1,785             1,786
UniCapital Equipment Contract
   6.540% due 07/23/2002                                 8,657             8,665
USAA Auto Loan Grantor Trust
   6.150% due 05/15/2004                                   651               650
   5.800% due 01/15/2005                                 1,772             1,784
WFS Financial Owner Trust
   6.411% due 07/20/2002                                 7,817             7,829
   6.920% due 01/20/2004                                27,125            27,631
WMC Mortgage Loan
   7.070% due 10/15/2029                                74,741            74,787
                                                                    ------------
Total Asset-Backed Securities                                          2,838,269
(Cost $2,818,838)                                                   ------------

--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 1.2%
--------------------------------------------------------------------------------

Hellenic Republic
   6.938% due 06/06/2001 (d)                            20,000            20,026
Hydro-Quebec
   7.375% due 02/01/2003                                   150               156
   6.875% due 09/29/2049 (d)                             2,000             1,787
Kingdom of Jordan
   6.000% due 12/23/2023                                 7,000             5,330
Kingdom of Sweden
  10.250% due 11/01/2015                                   500               647
Province of Manitoba
   7.750% due 02/01/2002                                 1,000             1,023

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 79

Total Return Fund
March 31, 2001

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
Province of New Brunswick
   7.125% due 10/01/2002                         $       1,700     $       1,752
Province of Newfoundland
   9.000% due 06/01/2019                                   500               643
Province of Nova Scotia
   9.375% due 07/15/2002                                 1,000             1,056
Province of Ontario
   7.750% due 06/04/2002                                   200               207
   7.625% due 06/22/2004                                 1,000             1,068
   7.000% due 08/04/2005                                 1,000             1,065
   6.000% due 02/21/2006                                 1,800             1,846
   5.500% due 10/01/2008                                12,000            11,898
Province of Quebec
   7.500% due 07/15/2002                                 6,000             6,206
   8.800% due 04/15/2003                                 1,100             1,184
   6.810% due 06/11/2004 (d)                            15,500            15,501
   6.500% due 01/17/2006                                 2,000             2,091
   6.620% due 04/09/2026                                25,000            26,560
Republic of Argentina
   5.563% due 03/31/2005 (d)                            28,800            24,774
Republic of Brazil
   7.625% due 04/15/2006                               241,286           218,699
  10.125% due 05/15/2027                                14,000            10,640
Republic of Bulgaria
   3.000% due 07/28/2012 (d)                             3,624             2,744
   7.750% due 07/28/2024 (d)                               320               239
Republic of Croatia
   7.000% due 02/27/2002                                 7,650             7,665
   7.750% due 07/31/2006 (d)                             2,911             2,846
   6.250% due 07/31/2010 (d)                            31,750            30,718
Republic of Kazakhstan
   8.375% due 10/02/2002                                 5,000             5,104
Republic of Panama
   7.875% due 02/13/2002                                 1,850             1,866
   7.733% due 05/10/2002 (d)                             1,975             1,991
   4.500% due 07/17/2014                                 7,675             6,470
Republic of Peru
   3.750% due 03/07/2017                                 3,000             1,868
   4.500% due 03/07/2017 (d)                             5,750             3,924
   3.750% due 03/07/2017                                 8,000             5,002
Republic of Poland
   6.000% due 10/27/2014                                 9,000             8,764
   3.500% due 10/27/2024 (d)                            53,940            38,972
   4.250% due 10/27/2024                                 1,600             1,268
Republic of South Africa
   9.125% due 05/19/2009                                15,000            15,788
State of Israel
   6.200% due 06/14/2003                                    25                25
United Kingdom Gilt
   8.000% due 09/27/2013 (j)                             1,900             3,497
United Mexican States
   9.616% due 04/07/2004 (d)                            14,436            14,833
   8.500% due 02/01/2006                                 3,781             3,866
   6.250% due 12/31/2019                                 8,860             7,907
                                                                   -------------
Total Sovereign Issues                                                   519,516
(Cost $515,566)                                                    -------------

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 3.1%
--------------------------------------------------------------------------------

Canada Treasury Bill
   0.000% due 04/12/2001                         C$         20                13
   0.000% due 05/10/2001                                   220               139
Commonwealth of New Zealand
   4.500% due 02/15/2016                         N$     73,000            32,372
Halifax Group Euro Finance
   7.627% due 12/29/2049                         EC      8,500             7,863
KBC Bank Fund Trust IV
   8.220% due 11/29/2049                                20,764            19,154
Korea Development Bank
   4.885% due 05/14/2001                         DM     70,000            31,365
   2.560% due 06/26/2001                         JY  4,000,000            31,889
Korea Electric Power Corp.
   3.882% due 10/31/2002 (d)                     DM     18,900             8,390
Lloyds TSB Capital
   7.375% due 02/07/2049                         EC     16,000            14,731
Newcourt Credit Group, Inc.
   7.625% due 06/28/2001                         C$      9,400             5,987
Republic of Austria
   5.500% due 01/15/2010 (j)                     EC        900               817
Republic of Brazil
   8.250% due 11/26/2001                                 2,000             1,772
Republic of Germany
   5.000% due 05/20/2005                                   155               139
   4.125% due 07/04/2008 (j)                            15,500            13,205
   4.500% due 07/04/2009 (j)                            71,300            62,023
   5.375% due 01/04/2010 (j)                            35,300            32,476
   5.250% due 07/04/2010                               156,560           143,007
   5.250% due 01/04/2011 (j)                           294,780           269,108
   6.250% due 01/04/2024 (j)                           128,451           125,373
   6.500% due 07/04/2027 (j)                           198,710           200,816
   5.600% due 01/04/2028 (j)                           108,710            98,594
   6.250% due 01/04/2030 (j)                               100                99
Royal Bank of Scotland Group PLC
   8.300% due 03/31/2049                         BP     85,000           103,104
Treuhandanstalt
   6.250% due 03/04/2004                         EC         60                55
United Mexican States
   6.000% due 03/28/2002                         JY    100,000               830
   3.100% due 04/24/2002                             2,542,000            20,470
   8.750% due 05/30/2002                         BP     23,000            33,184
  10.375% due 01/29/2003                         DM        200                95
   7.000% due 06/02/2003                         C$     30,200            19,158
   7.432% due 04/07/2004 (d)                     EC     18,181            16,223
   6.750% due 06/06/2006                         JY  2,000,000            18,678
   7.500% due 03/08/2010                         EC      5,000             4,341
   1.103% due 12/31/2019 (d)                     JY  1,662,500            12,936
                                                                   -------------
Total Foreign Currency-Denominated Issues                              1,328,406
(Cost $1,374,968)                                                  -------------

--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------

General National Mortgage Association (OTC)
   6.000% due 05/21/2031
   Strike @ 90.281 Exp. 05/04/2001               $     497,000                 1
General National Mortgage Association (OTC)
   7.500% due 05/21/2031
   Strike @ 96.641 Exp. 05/04/2001                     940,000                 2
Harborview Mortgage Loan Trust (OTC)
   7.470% due 08/19/2030
   Strike @ 100.000 Exp. 05/01/2005                     22,975                 0
                                                                   -------------
Total Purchased Put Options                                                    3
(Cost $112)                                                        -------------

--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------

Banking & Finance 0.0%
Bell Atlantic Financial Services
   5.750% due 04/01/2003                                 1,500             1,505
Cox Communications, Inc.
   0.426% due 04/19/2020                                    25            10,063
                                                                   -------------
Total Convertible Bonds & Notes                                           11,568
(Cost $14,839)                                                     -------------

--------------------------------------------------------------------------------
   PREFERRED SECURITY 0.8%
--------------------------------------------------------------------------------

                                                        Shares
DG Funding Trust
   7.150% due 12/29/2049 (d)                            35,150           358,530
                                                                   -------------
Total Preferred Security                                                 358,530
(Cost $351,502)                                                    -------------


80 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                                           Value
                                                        Shares            (000s)
--------------------------------------------------------------------------------
   PREFERRED STOCK 0.2%
--------------------------------------------------------------------------------

Banco Bilbao Vizcaya International
   9.750% due 12/31/2049                               266,217     $       6,909
Centaur Funding Corp.
   9.080% due 04/21/2020                                   125               131
CSC Holdings, Inc.
  11.125% due 04/01/2008                                27,038             2,947
Fortis Amev NV
   6.430% due 12/31/2049                                    85            11,220
   5.080% due 12/31/2049 (d)                                86            11,352
Home Ownership Funding
  13.331% due 12/31/2049                                 1,125               849
SI Financing Trust I
   9.500% due 06/30/2026                               396,194            10,024
TCI Communications, Inc.
   9.720% due 12/31/2036                               622,553            15,844
  10.000% due 05/31/2045                                49,000             1,230
                                                                   -------------
Total Preferred Stock                                                     60,506
(Cost $60,018)                                                     -------------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 11.8%
--------------------------------------------------------------------------------

                                                     Principal
                                                        Amount
                                                        (000s)
Certificates of Deposit 0.1%
Mexico Credit Link
  11.384% due 02/22/2002                         $      29,500            30,247
  11.804% due 02/25/2002                                 2,000             2,088
                                                                   -------------
                                                                          32,335
                                                                   -------------
Commercial Paper 11.2%
Abbey National North America
   5.500% due 04/10/2001                                31,500            31,462
   5.090% due 04/19/2001                                 2,400             2,394
   5.340% due 04/19/2001                                 1,500             1,496
   5.350% due 04/19/2001                                 6,800             6,783
   5.450% due 04/19/2001                                 1,100             1,097
   5.420% due 04/26/2001                                 2,200             2,192
   5.345% due 05/02/2001                               126,400           125,837
   5.050% due 08/01/2001                                 2,000             1,967
   5.060% due 08/01/2001                                 1,000               984
   4.930% due 08/01/2001                                35,000            34,426
   5.010% due 08/06/2001                                   700               688
   5.040% due 08/06/2001                                41,800            41,089
   5.020% due 08/07/2001                                74,200            72,928
   5.050% due 08/08/2001                                 3,700             3,636
   5.040% due 08/08/2001                                   600               590
   5.020% due 08/08/2001                                 6,700             6,584
   5.010% due 08/08/2001                                17,100            16,805
Abbey National PLC
   5.240% due 04/10/2001                                   200               200
   4.870% due 05/02/2001                                16,800            16,732
   5.070% due 05/02/2001                                 2,100             2,091
   4.700% due 09/05/2001                                 3,500             3,428
   4.710% due 09/06/2001                                16,800            16,451
Abbott Laboratories
   5.100% due 04/05/2001                                19,600            19,592
ABN Amro North America Finance, Inc.
   5.340% due 04/02/2001                                   600               600
Alcoa, Inc.
   5.310% due 04/02/2001                                11,300            11,300
   5.300% due 04/10/2001                                40,000            39,953
   5.170% due 04/11/2001                                   800               799
   5.300% due 04/20/2001                                   439               438
   5.170% due 04/25/2001                                   300               299
American Express Co.
   5.150% due 04/04/2001                               169,700           169,651
   5.240% due 04/04/2001                                 1,000             1,000
   5.300% due 04/04/2001                                32,500            32,490
   5.320% due 04/04/2001                                49,400            49,385
   5.620% due 04/06/2001                                 3,700             3,698
   6.240% due 04/06/2001                                 2,600             2,598


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 81

Total Return Fund
March 31, 2001

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------

   5.490% due 04/06/2001                         $         800     $         800
   5.410% due 04/06/2001                                   300               300
   6.360% due 04/06/2001                                   600               600
   4.950% due 04/27/2001                                   100               100
   4.840% due 05/15/2001                                 8,000             7,954
   4.860% due 05/15/2001                                 4,900             4,872
Anz, Inc.
   5.410% due 04/18/2001                                 3,400             3,392
Becton Dickinson & Co.
   5.250% due 04/11/2001                                 2,400             2,397
   6.110% due 04/25/2001                                 2,200             2,191
   5.350% due 04/25/2001                                    23                23
   4.920% due 06/20/2001                                   400               396
   4.940% due 07/25/2001                                 1,500             1,477
   4.800% due 07/25/2001                                 5,300             5,218
Bellsouth Capital Funding Corp.
   5.340% due 04/11/2001                                32,300            32,257
Campbell Soup Co.
   5.440% due 04/16/2001                                   200               200
CBA (de) Finance
   5.340% due 04/11/2001                                 3,900             3,895
   4.960% due 04/23/2001                                19,300            19,244
   4.990% due 04/23/2001                                 6,300             6,282
   5.040% due 04/23/2001                                   100               100
   5.020% due 08/09/2001                                 1,800             1,769
   5.040% due 08/09/2001                                 3,400             3,339
CDC
   5.130% due 04/25/2001                                 1,000               997
   5.460% due 04/25/2001                                   600               598
Coca-Cola Co.
   5.100% due 04/02/2001                                 3,300             3,300
   4.990% due 04/12/2001                                   100               100
   5.080% due 04/12/2001                                 4,400             4,394
   4.580% due 07/12/2001                                   500               493
   4.600% due 07/12/2001                                 2,500             2,465
E.I. Du Pont
   5.170% due 04/05/2001                                27,500            27,480
Executive Jet, Inc.
   4.940% due 04/18/2001                                 1,900             1,896
   4.960% due 04/25/2001                                15,350            15,301
   4.960% due 04/27/2001                                10,000             9,966
   5.330% due 05/23/2001                                 1,200             1,191
   4.860% due 06/27/2001                                10,000             9,884
   5.280% due 06/27/2001                                 6,600             6,523
   4.970% due 08/01/2001                                35,000            34,426
   5.040% due 08/08/2001                                 3,100             3,046
   5.030% due 08/08/2001                                 9,000             8,845
Exxon Mobil
   5.390% due 04/04/2001                                 2,700             2,699
   5.140% due 04/04/2001                                 5,500             5,498
Fannie Mae
   5.810% due 05/24/2001                                 5,300             5,256
   4.890% due 06/07/2001                                   400               396
   4.720% due 08/15/2001                                40,600            39,864
   4.685% due 09/06/2001                                19,300            18,899
Federal Farm Credit Bank
   4.630% due 08/29/2001                                 3,000             2,941
   4.650% due 08/29/2001                                 8,500             8,332
Federal Home Loan Bank
   4.980% due 04/05/2001                                50,000            49,987
   4.910% due 05/11/2001                                   326               324
   4.675% due 09/07/2001                                 5,200             5,092
Freddie Mac
   4.980% due 04/02/2001                                17,900            17,893
   4.950% due 04/03/2001                                 2,000             2,000
   5.250% due 04/17/2001                                   263               262
   5.320% due 04/26/2001                                 3,000             2,989
   6.320% due 04/26/2001                                   325               324
   4.700% due 05/16/2001                                72,500            72,084
Gannett Co.
   4.990% due 04/11/2001                                56,400            56,330
   5.090% due 04/11/2001                                 8,500             8,489
   5.000% due 04/20/2001                                34,100            34,015
General Electric Capital Corp.
   5.200% due 04/03/2001                                45,300            45,293
   5.090% due 04/03/2001                                   800               800
   4.990% due 04/03/2001                                   200               199
   5.410% due 04/03/2001                                 6,400             6,399
   4.970% due 04/04/2001                                 3,700             3,699
   4.990% due 04/04/2001                                   800               800
   5.170% due 04/04/2001                                   300               300
   5.350% due 04/04/2001                                 6,700             6,698
   5.370% due 04/04/2001                                 4,400             4,399
   5.390% due 04/04/2001                                 6,800             6,798
   5.480% due 04/05/2001                                 2,900             2,899
   5.440% due 04/18/2001                                   400               398
   5.200% due 04/18/2001                                 1,600             1,596
   5.190% due 04/18/2001                                 1,100             1,098
   4.980% due 04/25/2001                                 2,300             2,293
   5.450% due 04/25/2001                                   500               498
   5.370% due 04/25/2001                                 3,000             2,990
   5.330% due 04/25/2001                                 3,300             3,289
   5.320% due 04/25/2001                                11,500            11,461
   5.470% due 04/25/2001                                60,400            60,189
   5.020% due 04/25/2001                                 1,000               997
   4.940% due 04/25/2001                                 1,600             1,594
   4.900% due 04/25/2001                                54,200            54,030
   0.040% due 04/25/2001                                 3,000             2,990
   5.090% due 04/25/2001                                 1,500             1,495
   5.180% due 04/25/2001                                 1,800             1,794
   5.350% due 05/09/2001                                53,500            53,206
   4.690% due 05/30/2001                                 1,000               992
   5.480% due 05/30/2001                                 5,000             4,959
   5.340% due 05/30/2001                                 4,700             4,661
   4.940% due 05/30/2001                                   200               198
   4.780% due 05/30/2001                                   300               298
   4.870% due 05/30/2001                                 3,000             2,975
   5.310% due 06/06/2001                                 1,300             1,288
   5.520% due 06/06/2001                                 4,200             4,162
   5.340% due 06/06/2001                                 1,300             1,288
   5.140% due 06/06/2001                                 7,800             7,729
   5.130% due 06/06/2001                                 2,400             2,378
   5.920% due 06/06/2001                                32,900            32,601
   5.220% due 06/06/2001                                   900               892
   4.600% due 07/18/2001                                 3,300             3,255
   5.000% due 08/15/2001                                   200               196
   4.930% due 08/22/2001                                83,000            81,425
Gillette Co.
   5.060% due 04/17/2001                                   200               200
   5.440% due 04/17/2001                                 9,400             9,379
   4.910% due 08/21/2001                                 1,100             1,079
Glaxo Wellcome
   4.970% due 04/30/2001                                79,500            79,193
Goldman Sachs Group
   4.540% due 09/19/2001                                   100                98
Halifax Building Society
   5.220% due 04/18/2001                                   300               299
   5.350% due 04/18/2001                                14,400            14,366
   5.370% due 04/18/2001                                 2,300             2,295
   5.390% due 04/18/2001                                 4,100             4,090
   5.480% due 04/18/2001                                 4,800             4,788
   5.010% due 05/30/2001                                 1,200             1,190
   4.950% due 08/01/2001                                35,800            35,213
   5.000% due 08/02/2001                                25,000            24,587
   5.080% due 08/08/2001                                 3,500             3,437
   5.050% due 08/08/2001                                 2,900             2,850
   4.700% due 09/04/2001                                11,000            10,774
Heinz Corp.
   4.890% due 05/01/2001                                 1,200             1,195
KFW International Finance, Inc.
   5.090% due 04/23/2001                                 3,800             3,789
   5.340% due 04/24/2001                                 2,200             2,193
   5.320% due 05/30/2001                                 1,500             1,488
   4.910% due 05/30/2001                                 4,100             4,066
   5.270% due 05/30/2001                                 4,300             4,265
   5.820% due 06/06/2001                                20,000            19,818
   5.260% due 06/06/2001                                   200               198
   5.460% due 06/06/2001                                 4,000             3,964
   4.930% due 07/30/2001                                40,000            39,354
   5.000% due 08/08/2001                                 3,700             3,636
   5.010% due 08/08/2001                                 1,200             1,179
   5.070% due 08/08/2001                                 1,200             1,179
Monsanto Co.
   5.210% due 04/11/2001                                 1,000               999
   4.970% due 08/08/2001                                 1,100             1,081
   4.980% due 08/15/2001                                 2,000             1,963
   4.650% due 08/16/2001                                 2,200             2,160
   4.920% due 08/16/2001                                 6,650             6,529
   4.800% due 08/27/2001                                40,000            39,217
   5.020% due 08/29/2001                                20,000            19,604
Morgan Stanley Group, Inc.
   5.050% due 04/11/2001                               175,100           174,879
   4.950% due 04/25/2001                                   500               498
Motorola, Inc.
   6.210% due 04/20/2001                                   200               199
National Australia Funding
   5.070% due 04/04/2001                                 2,123             2,122
   5.100% due 04/05/2001                               184,900           184,821
National Rural Utilities Cooperative Finance Corp.
   5.190% due 04/11/2001                                 4,100             4,095
   5.140% due 04/11/2001                                 5,100             5,093
   4.870% due 04/11/2001                                 5,200             5,194
   4.940% due 04/11/2001                                 1,600             1,598
   4.920% due 04/17/2001                                 4,700             4,690
   5.250% due 05/24/2001                                   190               189
   5.340% due 05/24/2001                                 1,000               992
   5.300% due 05/24/2001                                 2,600             2,580
   5.240% due 05/24/2001                                 1,400             1,389
   5.180% due 05/24/2001                                   300               298
   4.820% due 05/24/2001                                23,500            23,336
   4.810% due 05/24/2001                                   200               199
   5.290% due 05/24/2001                                 4,500             4,466
   4.880% due 05/25/2001                                 8,900             8,836
   4.910% due 05/25/2001                                42,000            41,696
   4.550% due 08/24/2001                                   400               393
   5.070% due 08/24/2001                                 2,600             2,547
Reseau Ferre De France
   4.590% due 07/25/2001                                 1,700             1,674
   4.620% due 07/25/2001                                 3,500             3,446
   4.620% due 08/16/2001                                 8,900             8,738
SBC Communications, Inc.
   5.300% due 04/03/2001                                50,300            50,293
   5.330% due 04/04/2001                                   400               400
   5.340% due 04/04/2001                                12,000            11,996
   5.290% due 04/10/2001                                12,400            12,385
   5.330% due 04/16/2001                                22,000            21,954
Swedbank, Inc.
   5.390% due 04/12/2001                                 2,000             1,997
   5.080% due 04/12/2001                                   980               979
   5.370% due 04/12/2001                                 3,800             3,794
   5.160% due 04/23/2001                                 2,300             2,293
   4.930% due 04/25/2001                                12,400            12,361
   5.140% due 04/25/2001                                 3,200             3,189
   4.860% due 05/30/2001                                20,000            19,836
   5.010% due 05/30/2001                                 7,400             7,339
   5.290% due 05/30/2001                                 1,700             1,686
   5.340% due 05/30/2001                                 2,600             2,579
   5.370% due 05/30/2001                                 1,000               992
   5.000% due 08/06/2001                                12,200            11,992
   5.010% due 08/06/2001                                12,700            12,484
   4.850% due 08/06/2001                                 2,100             2,064
   5.020% due 08/08/2001                                23,200            22,799
   5.060% due 08/08/2001                                 4,600             4,521
   5.100% due 08/08/2001                                 6,600             6,486
   4.890% due 08/08/2001                                 1,600             1,572
   5.010% due 08/09/2001                                27,600            27,120
   4.790% due 08/15/2001                                 8,600             8,444
   4.630% due 08/23/2001                                 1,300             1,275
   4.900% due 08/23/2001                                 6,000             5,885
   4.700% due 09/05/2001                                 1,300             1,273
   4.740% due 09/05/2001                                14,100            13,809

82 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------

UBS Finance, Inc.
   0.400% due 04/02/2001                         $      15,000     $     15,000
   5.400% due 04/02/2001                               403,600          403,600
   5.300% due 04/04/2001                               101,000          100,970
   5.010% due 04/18/2001                                   300              299
   5.340% due 04/18/2001                                 4,400            4,389
   5.460% due 04/18/2001                                 1,600            1,595
   5.360% due 05/07/2001                                20,000           19,832
   5.410% due 05/16/2001                                 3,800            3,774
   5.340% due 05/16/2001                                16,000           15,895
   5.350% due 05/16/2001                                 4,200            4,172
   5.820% due 05/30/2001                               273,700          271,453
   5.510% due 06/06/2001                                 9,200            9,116
   5.830% due 06/06/2001                                 1,000              991
   5.920% due 06/06/2001                                93,600           92,748
   5.520% due 06/06/2001                                 2,900            2,874
   5.240% due 06/06/2001                                 4,300            4,261
   5.190% due 06/06/2001                                12,000           11,890
   5.340% due 06/06/2001                                 2,300            2,279
   4.670% due 06/13/2001                                63,000           62,316
   4.940% due 06/13/2001                                 2,200            2,178
   4.970% due 06/13/2001                                   300              297
   5.160% due 06/13/2001                                 7,100            7,029
   5.190% due 06/13/2001                                 2,400            2,376
   5.290% due 06/13/2001                               125,000          123,753
   4.970% due 08/01/2001                                57,000           56,065
   5.010% due 08/01/2001                                35,600           35,016
   5.050% due 08/01/2001                                 1,600            1,574
   4.550% due 08/02/2001                                 2,400            2,360
   5.040% due 08/02/2001                                42,000           41,305
   5.050% due 08/02/2001                                 5,000            4,917
   5.070% due 08/02/2001                                 9,900            9,730
   4.790% due 08/07/2001                                   100               98
   5.030% due 08/07/2001                               248,500          244,241
   5.030% due 08/08/2001                                35,000           34,396
   5.070% due 08/08/2001                                 6,600            6,486
   5.040% due 08/08/2001                                 7,800            7,665
   4.900% due 08/08/2001                                   200              197
   5.050% due 08/08/2001                                   300              295
   5.010% due 08/08/2001                                29,600           29,089
   4.590% due 08/15/2001                                 2,100            2,062
   4.760% due 08/15/2001                                 1,100            1,080
   4.820% due 08/15/2001                                 3,100            3,044
   4.740% due 09/04/2001                               125,000          122,435
   4.750% due 09/05/2001                                 6,500            6,366
   4.740% due 09/05/2001                                 9,500            9,304
   4.740% due 09/06/2001                                44,400           43,478
   4.740% due 09/12/2001                                65,000           63,604
Verizon Global Funding
   5.320% due 04/02/2001                                 1,700            1,700
   5.310% due 04/05/2001                                 2,600            2,599
   5.340% due 04/05/2001                                 5,300            5,298
   4.960% due 05/04/2001                                   700              697
   5.010% due 05/16/2001                                 4,800            4,771
   4.980% due 05/25/2001                                   400              397
   4.750% due 06/15/2001                                   300              297
Walt Disney Co.
   4.690% due 08/07/2001                                 1,800            1,769
   4.900% due 08/07/2001                                 3,400            3,342
Williams Cos., Inc.
   7.231% due 04/10/2001                                23,200           23,209
   7.231% due 04/10/2001                                10,700           10,700
   7.231% due 04/10/2001                                10,300           10,304
Wisconsin Electric Power & Light
   5.040% due 04/12/2001                                   200              200
   5.100% due 04/12/2001                                   800              799
                                                                   ------------
                                                                      4,774,003
                                                                   ------------

Repurchase Agreement 0.4%
Daiwa Securities
   5.150% due 04/02/2001                         $     165,000     $    165,000
   (Dated 03/30/2001. Collateralized by                            ------------
   U.S. Treasury Bills
   4.420% due 09/13/2001 valued at $168,527.
   Repurchase proceeds are $165,071.)

U.S. Treasury Bills 0.1%
   5.073% due 05/17/2001 (b)                            21,685           21,566
                                                                   ------------
Total Short-Term Instruments                                          4,992,904
(Cost $4,992,031)                                                  ------------

Total Investments (a) 151.2%                                       $ 64,127,213
(Cost $63,623,558)

Written Options (c) (0.1%)                                              (42,637)
(Premiums $35,755)

Other Assets and Liabilities (Net) (51.1%)                          (21,679,183)
                                                                   ------------
Net Assets 100.0%                                                  $ 42,405,393
                                                                   ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $63,665,744 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $    781,956

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (353,054)
                                                                   ------------
Unrealized appreciation-net                                        $    428,902
                                                                   ------------
(b) Securities with an aggregate market value of $246,132 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                          # of     Appreciation/
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2002)                         762     $        429
Eurodollar June Futures (06/2002)                        8,899            1,470
Eurodollar September Futures (09/2002)                   8,899            1,289
Eurodollar December Futures (12/2002)                    8,899              984
Eurodollar March Futures (03/2003)                       8,137              586
Municipal Bond (06/2001)                                   711             (513)
EuroBond 10 Year Note (06/2001)                         30,855           30,576
U.S. Treasury 5 Year Note (06/2001)                     11,913           (6,762)
U.S. Treasury 10 Year Note (06/2001)                       219               67
U.S. Treasury 30 Year Bond (06/2001)                    26,537           (7,889)
Euribor Futures (06/2001)                                  823            1,454
Euribor Futures (03/2002)                                4,117            4,313
Government of Japan 10 Year Note (06/2001)                  39              (41)
United Kingdom 90 Day LIBOR Futures (03/2002)              275              219
United Kingdom 90 Day LIBOR Futures (06/2002)              275              207
United Kingdom 90 Day LIBOR Futures (09/2002)              275              190
United Kingdom 90 Day LIBOR Futures (12/2002)              275              199
                                                                   ------------
                                                                   $     26,778
                                                                   ------------


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 83

Total Return Fund
March 31, 2001


--------------------------------------------------------------------------------
(c) Premiums received on written options:

                                                # of
Type                                       Contracts        Premium       Value
--------------------------------------------------------------------------------
Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/25/2001          93,100,000       $    894  $    1,621

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/25/2001         186,100,000          1,795       3,240

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/30/2001         253,000,000          2,459       4,602

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/30/2001          84,300,000            773       1,533

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/31/2001         168,800,000          1,563       3,070

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 06/04/2001         244,200,000          1,444       4,617

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 11/21/2001          74,600,000          2,286       1,028

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 11/22/2001          92,700,000          2,718       1,283

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 11/27/2001          74,600,000          2,137       1,056

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 12/03/2001          93,600,000          1,937       1,358

Put - CME Eurodollar December Futures
   Strike @ 95.00 Exp. 12/17/2001              1,714            720         514

Put - CME Eurodollar December Futures
   Strike @ 95.25 Exp. 12/17/2001              9,545          4,772       5,250

Call - CBOT U.S.Treasury Note June Futures
   Strike @ 107.00 Exp. 05/26/2001             1,885          1,198       1,590

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.00 Exp. 05/26/2001            13,125          7,161       7,177

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 105.00 Exp. 05/26/2001             5,303          2,906       3,397

Put - CBOT U.S. Treasury Note December Futures
   Strike @ 105.00 Exp. 12/17/2001             1,734            993       1,301
                                                           --------------------
                                                           $ 35,755  $   42,637
                                                           --------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Security is in default.

--------------------------------------------------------------------------------
(f) Foreign forward currency contracts outstanding at March 31, 2001:

                             Principal
                                Amount                              Unrealized
                            Covered by         Settlement        Appreciation/
Type         Currency         Contract              Month       (Depreciation)
--------------------------------------------------------------------------------
Sell            C$              36,714           04/2001           $        460
Buy             EC           1,338,388           04/2001                (64,986)
Sell                         1,335,461           04/2001                 16,412
Buy                          1,059,188           06/2001                 (3,998)
Sell            BP              96,680           05/2001                  4,711
Buy             HF           2,000,000           09/2001                   (153)
Buy             JY         104,105,954           04/2001                (19,233)
Sell                       104,105,954           04/2001                 19,353
Sell                       103,755,954           06/2001                 16,401
Sell            N$              50,890           04/2001                    881
                                                                    -----------
                                                                    $   (30,152)
                                                                    -----------

(g) Principal amount denoted in indicated currency:

   BP   - British Pound
   C$   - Canadian Dollar
   DM   - German Mark
   EC   - Euro
   HF   - Hungarian Forint
   JY   - Japanese Yen
   N$   - New Zealand Dollar


(h) Swap agreements outstanding at March 31, 2001:

                                                                    Unrealized
                                                     Notional      Appreciation/
--------------------------------------------------------------------------------
Type Amount (Depreciation)

Receive floating rate based on $13,033,000 notional amount with 3-month LIBOR plus 1.600% and pay $25,000,000 notional amount with a fixed rate equal to 0.426%.

Broker: Lehman Brothers
Exp. 04/19/2005                                  $      13,033     $          1

Receive floating rate based on 3-month LIBOR plus
0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                         35,000           (1,647)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                  JY 11,635,000           (8,598)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                      7,563,000           (5,627)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                     51,000,000          (21,103)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                        377,000             (121)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                      1,500,000             (550)

84 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                  JY    580,000     $       (184)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%.

Broker: Goldman Sachs
Exp. 10/07/2007                                     24,500,000          (18,409)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.495%.

Broker: Goldman Sachs
Exp. 09/16/2008                                      7,000,000           (1,957)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month
LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2006                                  $     385,300            4,258

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2011                                  JY  1,389,000             (488)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month
LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2006                                  $     797,200            2,399

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%.

Broker: Merrill Lynch
Exp. 01/11/2001                                  JY 10,000,000           (3,167)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2001                                     42,373,000          (13,860)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                     48,070,000          (15,915)

Receive a fixed rate equal to 5.633% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/02/2004                                  BP    211,900            2,770

Receive a fixed rate equal to 5.626% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 02/02/2004                                        716,100            9,200

Receive a fixed rate equal to 5.560% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 02/27/2003                                        241,400            1,249

Receive a fixed rate equal to 5.387% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 02/28/2003                                  BP     10,000     $         48

Receive a fixed rate equal to 5.405% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/28/2003                                        200,000            1,042

Receive a fixed rate equal to 5.518% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/28/2004                                         52,600              491

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                         96,500              873

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                         52,200              472

Receive a fixed rate equal to 5.478% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/08/2004                                        500,000            4,145

Receive a fixed rate equal to 5.471% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                      1,020,300            6,403

Receive a fixed rate equal to 5.484% and pay floating rate based on 6-month
BP-LIBOR.

Broker: J.P. Morgan
Exp. 03/15/2006                                        421,100            2,581

Receive a fixed rate equal to 5.421% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2006                                        147,000              821

Recieve floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.220%.

Broker: J.P. Morgan
Exp. 09/19/2002                                        280,500               32

Receive a fixed rate equal to 5.308% and pay floating rate based on 6-month
BP-LIBOR.

Broker: J.P. Morgan
Exp. 03/19/2006                                        280,500           (1,456)

Receive a fixed rate equal to 5.305% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                        629,900           (2,716)

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 85

Total Return Fund
March 31, 2001

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.215%.

Broker: Goldman Sachs
Exp. 09/19/2002                                  BP    629,900     $          5

Receive a fixed rate equal to 5.207% and pay floating rate based on 6-month
BP-LIBOR.

Broker: J.P. Morgan
Exp. 03/15/2004                                        197,100             (349)

Receive a fixed rate equal to 5.207% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                        167,300             (296)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.050%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 05/03/2001                                  $       6,000             (201)

Receive fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp.
7.750% due 10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                         50,000                3

Receive fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                         20,000                1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                         10,000                0

Receive fixed rate equal to 5.600% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela
9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/04/2001                                         25,000               14

Receive fixed rate equal to 5.850% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela
9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/17/2001                                         10,000                6

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power
6.625% due 11/16/2006.

Broker: Lehman Brothers
Exp. 04/18/2003                                         25,000                1

Receive fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil based on 6-month LIBOR plus 0.813% due 04/15/2006.

Broker: Credit Suisse First Boston International
Exp. 05/03/2001                                         50,000              415

Receive fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States
9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                  $      50,000     $          7

Receive fixed rate equal to 0.100% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp.
7.250% due 02/02/2005.

Broker: J.P. Morgan
Exp. 05/19/2001                                         50,000                1

Receive fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of United Mexican States
9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                         50,000                8

Receive fixed rate equal to 0.500% and the Fund will pay to the counterparty at par in the event of default of Raytheon Corp.
6.500% due 07/15/2005.

Broker: Merrill Lynch
Exp. 06/30/2001                                         25,000                1
                                                                   ------------
                                                                   $    (59,395)
                                                                   ------------

(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.

(k) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(l) Restricted security.



86 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
Total Return Fund II
March 31, 2001

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 37.4%
--------------------------------------------------------------------------------

Banking & Finance 29.7%
Abbey National Capital Trust I
   8.963% due 12/29/2049 (d)                     $       1,900     $       2,107
Aetna, Inc.
   6.750% due 08/15/2001                                 1,715             1,725
Allstate Corp.
   6.750% due 06/15/2003                                 9,300             9,588
   7.875% due 05/01/2005                                   200               215
American Express Travel
   5.625% due 01/22/2004                                 5,000             5,050
Associates Corp. of North America
   5.750% due 11/01/2003                                   600               606
AT&T Capital Corp.
   5.881% due 04/23/2002 (d)                            30,000            30,073
Bank of America Corp.
   7.500% due 10/15/2002                                   400               415
Bank of Hawaii
   6.875% due 06/01/2003                                 7,750             7,608
Bank of New York Co., Inc.
   6.625% due 06/15/2003                                 5,000             5,148
Bellsouth Savings & Employee Stock Ownership Trust
   9.125% due 07/01/2003                                    15                16
Beneficial Corp.
   6.750% due 02/11/2003                                    10                10
Caterpillar Financial Services Corp.
   5.890% due 06/17/2002                                   840               850
Chase Manhattan Corp.
   7.625% due 01/15/2003                                 5,000             5,198
Chrylser Financial Corp. LLC
   5.010% due 06/15/2001 (d)                             5,000             4,993
   6.950% due 03/25/2002                                   730               743
CIT Group, Inc.
   5.190% due 09/13/2002 (d)                            10,000             9,971
Citicorp
   7.125% due 06/01/2003                                 4,000             4,156
Citigroup, Inc.
   9.500% due 03/01/2002                                   200               208
Donaldson, Lufkin & Jenrette, Inc.
   6.258% due 07/18/2003 (d)                             7,000             7,021
   6.875% due 11/01/2005                                   225               234
First Chicago Corp.
   6.875% due 06/15/2003                                 4,000             4,113
Ford Motor Credit Co.
   8.200% due 02/15/2002                                11,140            11,430
   6.341% due 03/19/2002 (d)                                35                35
   8.000% due 06/15/2002                                 5,000             5,161
   5.561% due 02/03/2003 (d)                            10,000             9,971
   5.132% due 03/17/2003 (d)                            10,000             9,925
   5.605% due 11/24/2003 (d)                             5,000             4,991
   5.750% due 02/23/2004                                 4,200             4,198
   6.125% due 03/20/2004                                 1,300             1,312
   6.700% due 07/16/2004                                   200               205
   7.500% due 03/15/2005                                30,000            31,415
General Motors Acceptance Corp.
   5.350% due 12/07/2001                                   600               603
   5.500% due 12/15/2001                                   765               765
   5.480% due 12/16/2002                                   235               235
   5.547% due 02/14/2003 (d)                            20,000            19,925
   6.858% due 08/18/2003 (d)                             1,700             1,698
   6.396% due 01/20/2004 (d)                            24,825            24,822
Goldman Sachs Group, Inc.
   7.800% due 07/15/2002                                 9,500             9,794
   5.900% due 01/15/2003                                 2,000             2,018
   5.306% due 03/19/2003 (d)                             5,000             5,007
   6.368% due 01/20/2009 (d)                             5,000             5,011
Heller Financial, Inc.
   5.888% due 04/22/2002 (d)                             5,000             5,000
   6.500% due 07/22/2002                                10,000            10,146
   6.440% due 10/06/2002                                   400               405
   5.857% due 04/28/2003 (d)                            15,000            14,958
   7.875% due 05/15/2003                                   150               157
Household Finance Corp.
   5.116% due 06/24/2003 (d)                            15,000            14,950
   6.250% due 08/15/2003                                    50                51
   5.875% due 09/25/2004                                15,000            14,976
KBC Bank Fund Trust III
   9.860% due 11/29/2049 (d)                            12,000            13,461
Key Bank NA
   5.101% due 07/23/2001 (d)                             5,000             5,002
Mellon Funding Corp.
   5.750% due 11/15/2003                                   200               202
Merrill Lynch & Co.
   7.050% due 06/04/2001                                16,175            16,242
   6.613% due 06/24/2003 (d)                            20,000            19,994
Morgan Stanley, Dean Witter & Co.
   7.125% due 01/15/2003                                   275               284
   5.590% due 05/05/2003 (d)                            20,000            20,041
   5.660% due 08/07/2003 (d)                             6,200             6,208
National Rural Utilities Cooperative Finance Corp.
   6.070% due 06/05/2002                                    25                25
NationsBank Corp.
   6.200% due 08/15/2003                                10,800            11,000
   8.625% due 11/15/2003                                 1,550             1,675
PNC Funding Corp.
   6.125% due 09/01/2003                                 1,400             1,426
Popular North American, Inc.
   6.875% due 06/15/2001                                 7,000             7,025
Qwest Capital Funding, Inc.
   6.875% due 08/15/2001                                 8,750             8,802
Salomon, Smith Barney Holdings
   5.847% due 04/28/2003 (d)                             9,000             9,009
Sears Roebuck Acceptance Corp.
   6.710% due 08/13/2001                                    40                40
Textron Financial Corp.
   5.543% due 05/28/2002 (d)                            10,000             9,988
   6.041% due 09/17/2002 (d)                            25,000            25,046
UBS Preferred Funding Trust I
   8.622% due 10/29/2049                                19,700            21,818
Wachovia Corp.
   7.308% due 05/02/2005 (d)                            15,000            14,982
Westdeutsche Landesbank
   6.050% due 01/15/2009                                   625               616
                                                                   -------------
                                                                         502,098
                                                                   -------------

Industrials 3.8%
   AMR Corp.
   9.430% due 05/10/2001                                 1,000             1,002
Conoco, Inc.
   5.900% due 04/15/2004                                   250               254
Continental Cablevision
   8.300% due 05/15/2006                                   100               108
DaimlerChrysler North America Holding Corp.
   6.898% due 01/18/2002 (d)                            20,000            19,903
Dow Chemical Co.
   8.040% due 07/02/2005                                 4,800             5,104
Enron Corp.
   5.510% due 09/10/2001 (d)                            20,000            20,017
Ford Motor Co.
   9.000% due 09/15/2001                                   300               305
Mattel, Inc.
   6.000% due 07/15/2003                                   250               242
Norfolk Southern Corp.
   6.950% due 05/01/2002                                 3,000             3,049
Philip Morris Cos., Inc.
   6.000% due 07/15/2001                                 1,000               999
Phillips Petroleum Co.
   6.650% due 03/01/2003                                   400               410
Procter & Gamble Co.
   5.250% due 09/15/2003                                   600               605
Sears, Roebuck & Co.
   8.300% due 10/26/2004                                   500               535
Time Warner, Inc.
   7.975% due 08/15/2004                                 3,345             3,568
Times Mirror Co.
   6.650% due 10/15/2001                                   300               303



                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 87

Total Return Fund II
March 31, 2001

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
Transcontinental Gas Pipelines
   6.125% due 01/15/2005                         $         300     $         303
United Air Lines, Inc.
   9.190% due 12/24/2013                                 7,213             7,568
                                                                   -------------
                                                                          64,275
                                                                   -------------
Utilities 3.9%
Allegheny Energy Supply
   6.325% due 05/01/2002 (d)                            13,900            13,910
Carolina Power & Light Energy, Inc.
   6.117% due 07/29/2002 (d)                             9,100             9,121
   7.875% due 04/15/2004                                   400               423
Commonwealth Edison Co.
   6.625% due 07/15/2003                                   288               295
Marlin Water Trust
   7.090% due 12/15/2001                                   808               815
Metropolitan Edison Co.
   7.220% due 01/30/2003                                 2,000             2,073
   6.400% due 02/09/2006                                 2,412             2,488
Oneok, Inc.
   6.231% due 04/24/2002 (d)                             5,000             5,009
Pacificorp
   7.200% due 08/15/2002                                11,000            11,329
Philadelphia Electric
   7.125% due 09/01/2002                                    90                92
   6.500% due 05/01/2003                                 1,840             1,880
Reliant Energy, Inc.
   7.875% due 07/01/2002                                 1,375             1,396
Sprint Capital Corp.
   5.700% due 11/15/2003                                   375               370
Sprint Corp.
   9.440% due 08/15/2001                                10,000            10,153
Texas Utilities Corp.
   7.375% due 08/01/2001                                 1,900             1,912
   6.750% due 03/01/2003                                 5,000             5,104
                                                                   -------------
                                                                          66,370
                                                                   -------------
Total Corporate Bonds & Notes                                            632,743
(Cost $625,227)                                                    -------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 0.1%
--------------------------------------------------------------------------------

Kansas 0.1%
Wichita, Kansas Hospital Revenue Bonds, Series 1999
6.250% due 11/15/2024                                    1,000             1,054
                                                                   -------------
Total Municipal Bonds & Notes                                              1,054
(Cost $994)                                                        -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 3.5%
--------------------------------------------------------------------------------

Fannie Mae
   5.375% due 03/15/2002                                    55                55
   5.250% due 01/15/2003                                    60                61
   5.750% due 04/15/2003                                 4,715             4,818
   4.750% due 11/14/2003                                   730               731
   7.400% due 07/01/2004                                   600               644
   7.000% due 07/15/2005                                33,790            36,121
   7.375% due 05/22/2006                                   500               502
   6.000% due 05/15/2008                                   200               206
   6.200% due 07/28/2008                                 1,000               999
   6.000% due 09/24/2008                                 1,000               992
   6.100% due 02/04/2009                                 1,000               993
   6.375% due 06/15/2009                                   450               471
   6.625% due 09/15/2009                                 1,060             1,125
Federal Home Loan Bank
   5.125% due 09/15/2003                                   200               202
   5.135% due 09/22/2003                                   500               503
   5.365% due 12/11/2008                                   400               392
   0.000% due 07/27/2018                                 2,900               876
Freddie Mac
   6.542% due 03/19/2008                                 1,000             1,001
   6.500% due 07/14/2008                                 1,950             1,953
   5.125% due 10/15/2008                                   640               622
   6.625% due 09/15/2009                                   250               265
   6.890% due 03/01/2011                                   500               501
Small Business Administration
   7.449% due 08/01/2010                                 4,691             4,950
                                                                   -------------
Total U.S. Government Agencies                                            58,983
(Cost $57,600)                                                     -------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 15.7%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (i)
   3.625% due 07/15/2002 (b)                            59,804            60,982
   3.375% due 01/15/2007                                 4,531             4,581
   3.625% due 01/15/2008                                 8,779             8,985
   3.875% due 01/15/2009                                14,712            15,300
   3.625% due 04/15/2028                                 4,655             4,747
   3.875% due 04/15/2029                                37,279            39,797
U.S. Treasury Bonds
  10.625% due 08/15/2015                                13,200            19,990
   8.750% due 08/15/2020                                28,000            38,414
   8.125% due 08/15/2021                                 1,400             1,825
   6.250% due 08/15/2023                                13,800            14,881
U.S. Treasury Notes
   5.625% due 05/15/2008                                   140               146
   5.750% due 11/15/2005 (j)                            16,500            17,307
U.S. Treasury Strips
   0.000% due 08/15/2025                                 2,400               594
   0.000% due 02/15/2014                                20,600            10,207
   0.000% due 02/15/2019                                13,500             4,834
   0.000% due 11/15/2021                                24,200             7,356
   0.000% due 11/15/2024                                58,000            14,927
                                                                   -------------
Total U.S. Treasury Obligations                                          264,873
(Cost $256,399)                                                    -------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 76.4%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 10.1%
Bear Stearns Adjustable Rate Mortgage Trust
   7.500% due 12/25/2030 (d)                             5,773             5,839
Chase Mortgage Finance Corp.
   7.000% due 07/25/2028                                 4,655             4,673
COMM
   6.145% due 02/15/2008                                 4,199             4,260
Dime Savings
   7.177% due 11/01/2018 (d)                                55                51
DLJ Mortgage Acceptance Corp.
  11.000% due 08/01/2019                                   115               128
Fannie Mae
   6.000% due 06/25/2001                                     5                 5
   6.150% due 09/25/2016                                 1,078             1,078
   9.000% due 06/25/2018                                    14                15
   6.000% due 09/25/2018                                    60                60
   9.250% due 07/25/2019                                 1,821             1,944
   6.000% due 08/25/2020                                 2,377             2,378
   7.000% due 09/25/2020                                    38                38
   6.500% due 05/18/2023                                 6,382             6,428
Freddie Mac
   5.950% due 07/15/2003                                   102               103
  11.875% due 06/15/2013                                   109               119
   8.800% due 12/01/2015                                   181               189
   9.250% due 11/15/2019                                    23                24
   9.000% due 12/15/2020                                   923               974
   7.000% due 07/15/2022                                17,609            17,618
   7.500% due 01/15/2023                                18,301            18,954
   6.750% due 04/25/2024                                 9,451             9,342
   8.000% due 06/15/2030                                 7,962             8,463
Guaranteed Mortgage Corp.
   9.300% due 07/20/2019                                   351               375
Independent National Mortgage Corp.
   8.639% due 11/25/2024 (d)                               184               185
Mellon Residential Funding Corp.
   6.570% due 07/25/2029 (d)                             4,000             4,079
Nationslink Funding Corp.
   6.654% due 02/10/2006                                 3,000             3,095
   5.921% due 04/10/2007 (d)                             2,377             2,377
Norwest Asset Securities Corp.
   7.500% due 03/25/2027                                17,000            17,463

88 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
PNC Mortgage Securities Corp.
   7.750% due 08/25/2030                         $      21,285     $      21,852
Residential Accredit Loans, Inc.
   7.250% due 11/25/2027                                10,083            10,243
Residential Funding Mortgage Securities I
   7.000% due 11/25/2027                                12,115            12,302
Salomon Brothers Mortgage Securities VII
   6.093% due 04/25/2029 (d)                            10,888            10,927
   7.600% due 11/25/2030                                 5,179             5,288
                                                                   -------------
                                                                         170,869
                                                                   -------------
Fannie Mae 3.1%
   6.000% due 01/01/2011-04/16/2031 (e)                  1,363             1,340
   6.500% due 02/01/2013                                   250               254
   7.000% due 08/01/2009-05/01/2030 (e)                    829               848
   7.500% due 03/01/2030-06/01/2030 (e)                    611               625
   7.508% due 09/01/2040 (d)                            42,510            43,756
   7.750% due 10/01/2007                                   111               114
   8.000% due 05/01/2002-10/01/2030 (e)                    422               436
   8.178% due 07/01/2020 (d)                               692               707
   8.197% due 02/01/2023 (d)                             1,294             1,299
   8.296% due 12/01/2023 (d)                               490               505
   8.363% due 01/01/2024 (d)                               802               827
   8.500% due 12/01/2001-04/01/2017 (e)                    964               987
   8.896% due 04/01/2024 (d)                               821               836
   9.000% due 12/01/2001-06/01/2010 (e)                    146               151
  11.000% due 09/01/2010                                   130               143
  13.750% due 10/01/2010-11/01/2013 (e)                     84                96
  14.500% due 03/01/2013                                     3                 3
  14.750% due 10/01/2012                                     8                 9
                                                                   -------------
                                                                          52,936
                                                                   -------------
Federal Housing Administration 1.2%
   5.595% due 10/01/2019                                   352               351
   6.000% due 03/20/2028                                20,110            19,641
   8.828% due 05/01/2019                                   200               206
                                                                   -------------
                                                                          20,198
                                                                   -------------
Freddie Mac 1.3%
   6.000% due 09/01/2027-10/01/2029 (e)                     94                92
   6.500% due 12/01/2010                                   325               332
   7.000% due 03/01/2007-05/14/2031 (e)                  7,014             7,095
   7.250% due 03/01/2006                                    98                99
   7.500% due 08/01/2009                                     7                 7
   7.813% due 07/01/2030 (d)                             9,977            10,460
   7.919% due 02/01/2023 (d)                               444               449
   8.000% due 07/01/2030                                   112               116
   8.250% due 03/01/2008-05/01/2008 (e)                     64                66
   8.500% due 12/01/2001                                     0                 0
   8.538% due 12/01/2022 (d)                             3,603             3,704
   9.500% due 02/01/2011                                    41                44
  10.000% due 06/01/2011-03/01/2021 (e)                     91                99
  10.500% due 04/01/2001                                     1                 1
  15.500% due 06/01/2011                                     0                 1
                                                                   -------------
                                                                          22,565
                                                                   -------------
Government National Mortgage Association 60.7%
   6.000% due 07/15/2028-04/23/2031 (e)                 87,274            85,588
   6.500% due 01/15/2024-05/21/2031 (d)(e)             362,568           362,448
   6.650% due 11/15/2030                                15,913            15,674
   7.000% due 12/20/2029-05/21/2031 (d)(e)             500,265           507,943
   7.375% due 06/20/2023-06/20/2027 (d)(e)              20,904            21,206
   7.500% due 03/15/2024                                   158               163
   7.750% due 09/20/2024-08/20/2027 (d)(e)              28,948            29,632
   8.000% due 06/15/2024-12/15/2030 (e)                  1,387             1,441
   8.500% due 04/15/2030                                   268               279
  12.000% due 01/15/2013-06/15/2015 (e)                     15                18
                                                                       1,024,392
                                                                   -------------
Total Mortgage-Backed Securities                                       1,290,960
(Cost $1,283,147)                                                  -------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 5.3%
--------------------------------------------------------------------------------
Advanta Equipment Receivables
   7.560% due 02/15/2007                                 2,294             2,357
AFC Home Equity Loan Trust
   7.807% due 10/25/2026 (d)                                 1                 1
Americredit Automobile Receivable Trust
   5.440% due 06/12/2005 (d)                             5,000             5,006
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                 1,555             1,561
Bayview Financial Acquisition Trust
   6.103% due 07/25/2030 (d)                             2,769             2,769
Comed Transitional Funding Trust
   5.290% due 06/25/2003                                   575               576
Conseco Finance
   7.890% due 07/15/2018                                20,000            20,947
   8.170% due 12/15/2025                                11,800            12,411
Conseco Finance Lease LLC
   7.250% due 04/20/2003                                19,400            19,607
Delta Funding Home Equity Loan Trust
   7.260% due 08/25/2018                                 3,980             4,027
Green Tree Recreational, Equipment, & Consumables
   6.430% due 04/17/2006                                 1,418             1,431
Residential Asset Mortgage Products, Inc.
   7.610% due 12/25/2027                                 9,325             9,708
SallieMae
   5.804% due 04/25/2004 (d)                             1,337             1,339
Sasco Floating Rate Commercial Mortgage Trust
   7.200% due 02/25/2001 (d)                             1,079             1,079
Summit Acceptance Auto Receivables Trust
   7.150% due 02/18/2003                                 7,038             7,089
                                                                   -------------
Total Asset-Backed Securities                                             89,908
(Cost $87,631)                                                     -------------
--------------------------------------------------------------------------------
   PREFERRED STOCK 0.1%
--------------------------------------------------------------------------------
                                                        Shares
Fortis Amev NV
   6.430% due 12/31/2049                                     6               792
   5.080% due 12/31/2049 (d)                                 6               792
                                                                   -------------
Total Preferred Stock                                                      1,584
(Cost $1,450)                                                      -------------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 10.5%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 9.9%
American Express Credit Corp.
   5.150% due 04/04/2001                         $      10,000             9,997
Anheuser Busch, Inc.
   5.280% due 04/03/2001                                 6,600             6,599
Executive Jet, Inc.
   5.280% due 06/27/2001                                21,000            20,754
Fannie Mae
   4.685% due 09/06/2001                                15,800            15,472
Freddie Mac
   5.070% due 04/03/2001                                   200               200
General Electric Capital Corp.
   5.430% due 04/04/2001                                 3,500             3,499
   5.470% due 04/18/2001                                   200               200
   4.900% due 04/25/2001                                 5,000             4,984
   4.690% due 05/30/2001                                 1,800             1,786
   4.870% due 05/30/2001                                 8,600             8,533
   4.940% due 05/30/2001                                 1,000               992
   5.290% due 06/06/2001                                 5,000             4,954
   4.930% due 08/22/2001                                14,000            13,734
National Rural Utilities Cooperative Finance Corp.
   5.280% due 04/19/2001                                 3,800             3,791
   4.820% due 05/24/2001                                 1,800             1,787
   5.340% due 05/24/2001                                 9,500             9,427
   4.910% due 05/25/2001                                10,500            10,424
UBS Finance, Inc.
   5.300% due 04/04/2001                                   400               400
   5.190% due 06/06/2001                                 1,200             1,189
   4.940% due 06/13/2001                                10,000             9,900
   5.050% due 08/01/2001                                 5,000             4,918
   5.040% due 08/02/2001                                   800               787
   5.040% due 08/15/2001                                28,000            27,493
   5.050% due 08/15/2001                                 5,000             4,909
                                                                   -------------
                                                                         166,729
                                                                   -------------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 89

Total Return Fund II
March 31, 2001

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Repurchase Agreement 0.6%
State Street Bank
   4.600% due 04/02/2001                         $       9,730     $      9,730
                                                                   ------------
   (Dated 03/30/2001. Collateralized by
   Federal Farm Credit Bank
   5.450% due 01/23/2003 valued at $9,929.
   Repurchase proceeds are $9,734.)

U.S. Treasury Bills (b) 0.0%
   4.470% due 05/17/2001                                   120              119
                                                                   ------------
Total Short-Term Instruments                                            176,578
(Cost $176,527)                                                    ------------

Total Investments (a) 149.0%                                       $  2,516,683
(Cost $2,488,975)

Written Options (c) (0.0%)                                                 (794)
(Premiums $762)

Other Assets and Liabilities (Net) (49.0%)                             (831,708)
                                                                   ------------
Net Assets 100.0%                                                  $  1,684,181
                                                                   ------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $2,489,026 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     29,529

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (1,872)
                                                                   ------------
Unrealized appreciation-net                                        $     27,657
                                                                   ------------

(b) Securities with an aggregate market value of $5,917 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                          # of     Appreciation/
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2001)                        269     $       (170)
U.S. Treasury 10 Year Note (06/2001)                       117               33
U.S. Treasury 30 Year Bond (06/2001)                     1,094             (138)
Municipal Bond (06/2001)                                    54              (36)
Eurodollar March Futures (03/2002)                          31               17
Eurodollar June Futures (06/2002)                          436               48
Eurodollar September Futures (09/2002)                     436               41
Eurodollar December Futures (12/2002)                      436               27
Eurodollar March Futures (03/2003)                         405                8
                                                                   ------------
                                                                   $       (170)
                                                                   ------------
(c) Premiums received on written options:

                                                        #
                                                       of
Type                                            Contracts     Premium     Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 95.25 Exp. 12/17/2001                     384     $   192   $   192

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 107.00 Exp. 05/26/2001                     77          49        65

Put - CME Eurodollar December Futures
   Strike @ 95.00 Exp. 12/17/2001                      68          29        20

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.00 Exp. 05/26/2001                    571         311       312

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 105.00 Exp. 05/26/2001                    320         181       205
                                                              -----------------
                                                              $   762   $   794
                                                              -----------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(f) Swap agreements outstanding at March 31, 2001:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2006                                  $     137,300     $      2,042

Receive fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/15/2006                                        133,600            1,689

Receive fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/15/2006                                         63,800              (85)

Receive fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                          9,000                1

Receive fixed rate equal to 0.500% and the Fund will pay to the counterparty at par in the event of default of Williams Companies, Inc. 6.625% due 11/15/2004.

Broker: Warburg Dillon Read LLC
Exp. 09/16/2003                                         20,000                1
                                                                   ------------
                                                                   $      3,648
                                                                   ------------

(g) Foreign forward currency contracts outstanding at March 31, 2001:

                                     Principal
                                        Amount                        Unrealized
                                    Covered by       Settlement    Appreciation/
Type                Currency          Contract            Month   (Depreciation)
--------------------------------------------------------------------------------
Buy                       JY            21,528          04/2001    $         (7)
Sell                                    21,528          04/2001              10
                                                                   ------------
                                                                   $          3
                                                                   ------------

(h) Principal amount denoted in indicated currency:

       JY - Japanese Yen

(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.


90 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
Total Return Fund III
March 31, 2001

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 28.6%
--------------------------------------------------------------------------------
Banking & Finance 17.4%
Abbey National Capital Trust I
   8.963% due 12/29/2049                         $       9,300     $      10,313
ABN AMRO Mortgage Corp.
   7.000% due 04/01/2008                                 1,000             1,040
Allied Irish Banks
   5.842% due 10/31/2006 (d)                             7,000             7,010
Associates Corp. of North America
   7.240% due 05/17/2006                                 1,000             1,060
BankBoston Corp.
   6.125% due 03/15/2002                                15,000            15,152
Bear Stearns Co., Inc.
   5.370% due 12/16/2002 (d)                            10,000            10,017
Export-Import Bank Korea
   7.250% due 06/25/2001                                 1,570             1,574
   7.100% due 03/15/2007                                    50                52
Ford Motor Credit Co.
   7.058% due 07/16/2002 (d)                               300               300
   5.750% due 02/23/2004                                 1,500             1,499
   6.125% due 03/20/2004                                   500               505
   7.500% due 03/15/2005                                30,000            31,413
   6.620% due 02/27/2006                                 1,000             1,017
General Motors Acceptance Corp.
   5.923% due 07/21/2003 (d)                             6,500             6,510
   5.998% due 07/21/2004 (d)                             6,200             6,144
Gold Eagle Capital Ltd.
  12.198% due 04/15/2001 (d)                             6,000             6,000
Household Finance Corp.
   5.535% due 05/07/2002 (d)                             5,000             4,977
   5.545% due 05/24/2002 (d)                               500               501
Inter-American Development Bank
   5.375% due 01/18/2006                                 7,600             7,628
International Lease Finance Corp.
   5.450% due 01/04/2002                                   500               503
Korea Development Bank
   7.900% due 02/01/2002                                 1,875             1,903
   7.625% due 10/01/2002                                 2,250             2,302
Morgan Stanley, Dean Witter & Co.
   6.375% due 08/01/2002                                 1,000             1,019
NationsBank Corp.
   8.625% due 11/15/2003                                    25                27
Residential Reinsurance
  10.926% due 06/01/2001 (d)                             4,200             4,200
Spieker Properties, Inc.
   6.950% due 12/15/2002                                 2,000             2,040
Textron Financial Corp.
   7.098% due 05/28/2002 (d)                             5,000             4,994
Tokai Capital Corp.
   9.980% due 12/29/2049 (d)                               200               167
Wachovia Corp.
   6.075% due 05/02/2005 (d)                            10,000             9,988
Westdeutsche Landesbank
   6.050% due 01/15/2009                                 1,800             1,775
Western Capital
  10.665% due 01/07/2003                                11,800            11,807
                                                                   -------------
                                                                         153,437
                                                                   -------------
Industrials 3.7%
Cargill, Inc.
   6.871% due 01/14/2002 (d)                             9,000             9,003
DaimlerChrysler North America Holding Corp.
   7.250% due 01/18/2006                                   900               923
Fred Meyer, Inc.
   7.150% due 03/01/2003                                    50                52
General Motors Corp.
   9.125% due 07/15/2001                                    20                20
International Paper Co.
   6.666% due 07/08/2002 (d)                             2,200             2,202
Petroleos Mexicanos
   7.768% due 07/15/2005 (d)                             5,000             5,013
Time Warner, Inc.
   6.100% due 12/30/2001                                10,000            10,040
Waste Management, Inc.
   6.700% due 05/01/2001                                 5,500             5,501
                                                                   -------------
                                                                          32,754
                                                                   -------------
Utilities 7.5%
Arizona Public Service Co.
   6.108% due 11/15/2001 (d)                             5,300             5,305
Bell Atlantic Pennsylvania, Inc.
   7.375% due 07/15/2007                                    75                80
British Telecommunications PLC
   7.625% due 12/15/2005                                 8,300             8,597
   8.125% due 12/15/2010 (d)                             1,700             1,776
Deutsche Telekom AG
   7.750% due 06/15/2005                                   900               930
Niagara Mohawk Power Co.
   7.125% due 07/01/2001                                 4,990             5,011
   7.250% due 10/01/2002                                11,341            11,581
   7.375% due 07/01/2003                                 3,024             3,102
Oneok, Inc.
   7.411% due 04/24/2002 (d)                            13,000            13,022
Texas Utilities Corp.
   6.375% due 10/01/2004                                 1,000             1,012
WorldCom, Inc.
   6.125% due 08/15/2001                                 5,000             5,009
   8.875% due 01/15/2006                                10,000            10,328
                                                                   -------------
                                                                          65,753
                                                                   -------------
Total Corporate Bonds & Notes                                            251,944
(Cost $247,892)                                                    -------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 0.6%
--------------------------------------------------------------------------------
Texas 0.6%
Harris County Health Facilities Development Corporation
Revenue, Series 1999 5.375% due 07/01/2029               5,100             5,037
                                                                   -------------
Total Municipal Bonds & Notes                                              5,037
(Cost $4,785)                                                      -------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 2.1%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   7.620% due 03/08/2005                                15,000            15,421
Freddie Mac
   8.000% due 01/01/2012                                   142               147
Small Business Administration
   7.449% due 08/01/2010                                 2,395             2,528
                                                                   -------------
Total U.S. Government Agencies                                            18,096
(Cost $17,898)                                                     -------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 12.4%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (j)
   3.625% due 07/15/2002 (b)                            16,837            17,168
   3.375% due 01/15/2007                                14,367            14,525
   3.625% due 01/15/2008                                 9,538             9,761
   3.875% due 01/15/2009                                14,307            14,879
   3.625% due 04/15/2028                                 2,490             2,539
   3.875% due 04/15/2029                                 8,096             8,643
U.S. Treasury Bonds
   7.875% due 02/15/2021                                   900             1,143
   6.000% due 02/15/2026                                14,800            15,522
U.S. Treasury Notes
   6.750% due 05/15/2005                                11,900            12,867
U.S. Treasury Strips
   0.000% due 02/15/2014                                 5,000             2,477
   0.000% due 02/15/2015                                 6,500             3,009
   0.000% due 11/15/2024                                25,100             6,460
                                                                   -------------
Total U.S. Treasury Obligations                                          108,993
(Cost $105,680)                                                    -------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 74.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 23.1%
ABN AMRO Mortgage Corp.
   6.750% due 11/25/2028                                 9,750             9,679
Amortizing Residential Collateral Trust
   5.790% due 09/25/2030 (d)                             3,536             3,539
Bear Stearns Adjustable Rate Mortgage Trust
   7.499% due 12/25/2030 (d)                            21,109            21,348


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 91

Total Return Fund III
March 31, 2001

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
CMC Securities Corp. II
   8.447% due 04/25/2025 (d)                     $         548     $         547
DLJ Mortgage Acceptance Corp.
   7.580% due 02/12/2006 (d)                            13,600            14,401
Fannie Mae
   6.500% due 12/18/2004                                 3,149             3,186
   7.000% due 09/25/2021                                 6,591             6,781
Freddie Mac
   6.500% due 08/15/2023                                 6,446             6,499
   5.813% due 03/15/2025 (d)                            12,778            12,818
   7.000% due 02/15/2027                                14,492            14,687
   6.500% due 09/01/2028                                    60                60
   6.500% due 06/01/2029                                    91                90
   6.805% due 08/15/2032 (d)                             5,259             5,390
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                 2,198             2,217
   7.500% due 03/25/2027                                15,000            15,408
   6.000% due 07/25/2029                                10,400            10,431
Government National Mortgage Association
   6.482% due 02/16/2030 (d)                             2,233             2,237
Greenwich Capital Acceptance, Inc.
   9.686% due 11/25/2024 (d)                                 5                 5
Impac Secured Assets Owner Trust
   7.750% due 10/25/2030                                11,586            11,840
Norwest Asset Securities Corp.
   6.250% due 12/25/2028                                12,554            11,659
PNC Mortgage Securities Corp.
   6.500% due 12/25/2028                                 6,449             6,265
Residential Accredit Loans, Inc.
   7.050% due 01/25/2026                                 1,807             1,813
   7.250% due 01/25/2026                                 3,000             3,059
   6.500% due 12/25/2028                                24,000            23,536
Residential Funding Mortgage Securities I
   7.750% due 10/25/2030                                 5,097             5,239
Resolution Trust Corp.
   8.835% due 12/25/2023                                   730               739
   6.950% due 05/25/2029 (d)                               985               985
Structured Asset Mortgage Investments, Inc.
   6.580% due 06/25/2029 (d)                             8,904             9,045
                                                                   -------------
                                                                         203,503
                                                                   -------------
Fannie Mae 2.3%
   6.252% due 08/01/2018 (d)                                82                83
   6.446% due 02/01/2031 (d)                                56                57
   6.500% due 04/16/2031                                 8,500             8,465
   7.430% due 01/25/2023                                 7,299             7,293
   7.500% due 02/01/2027                                 3,665             3,774
   8.250% due 07/01/2017                                    48                50
   8.500% due 02/01/2007                                   107               109
   9.000% due 07/01/2005-06/01/2025 (g)                     22                23
                                                                   -------------
                                                                          19,854
                                                                   -------------
Federal Housing Administration 0.9%
   7.430% due 11/25/2019-11/25/2022 (g)                  7,651             7,631
                                                                   -------------
Freddie Mac 9.1%
   6.750% due 10/01/2006                                    29                29
   7.000% due 11/01/2011-05/14/2031 (g)                 75,018            75,940
   7.500% due 07/01/2011                                   312               322
   7.813% due 07/01/2030 (d)                             2,918             3,059
   8.000% due 02/01/2006-03/01/2028 (g)                    145               151
   8.540% due 12/01/2022 (d)                               580               596
                                                                   -------------
                                                                          80,097
                                                                   -------------
Government National Mortgage Association 39.2%
   1.000% due 11/01/2039                                   295               307
   6.000% due 02/15/2029-04/23/2031 (g)                 21,245            20,875
   6.500% due 09/15/2023-05/21/2031 (d)(g)             224,761           224,641
   7.000% due 04/23/2031                                74,000            75,157
   7.375% due 06/20/2022-01/20/2026 (d)(g)               6,031             6,124
   7.400% due 10/15/2001                                 6,715             6,956
   7.620% due 10/20/2024-12/20/2026 (d)(g)               5,176             5,306
   7.750% due 09/20/2023-08/20/2027 (d)(g)               4,930             5,049
  10.250% due 02/15/2017                                   608               651
  12.750% due 02/20/2015                                     4                 5
                                                                   -------------
                                                                         345,071
                                                                   -------------
Stripped Mortgage-Backed Securities 0.0%
Freddie Mac (IO)
   6.500% due 04/15/2022                                 1,240               119
                                                                   -------------
Total Mortgage-Backed Securities                                         656,275
(Cost $650,904)                                                    -------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 5.4%
--------------------------------------------------------------------------------
Advanta Mortgage Loan Trust
   5.450% due 08/25/2029 (d)                            12,305            12,353
Green Tree Financial Corp.
   7.860% due 04/01/2031                                   600               614
Green Tree Recreational, Equipment, & Consumables
   6.430% due 04/17/2006                                 1,233             1,245
NPF XII, Inc.
   7.050% due 06/01/2003                                 3,000             3,044
PP&L Transition Bond Co. LLC
   6.410% due 12/26/2003                                 7,356             7,399
Public Service
   1.500% due 04/01/2001                                11,500            11,500
SallieMae
   6.602% due 04/25/2004 (d)                               446               446
   6.487% due 10/25/2005 (d)                             2,921             2,919
   5.901% due 10/25/2005 (d)                             8,019             8,020
                                                                   -------------
Total Asset-Backed Securities                                             47,540
(Cost $47,336)                                                     -------------
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 2.2%
--------------------------------------------------------------------------------
Province of Quebec
   8.800% due 04/15/2003                                 1,000             1,076
Republic of Brazil
   7.375% due 04/15/2006 (d)                             8,765             7,944
Republic of Croatia
   6.250% due 07/31/2010 (d)                             2,425             2,343
Republic of Korea
   8.750% due 04/15/2003                                   900               956
Republic of Panama
   9.625% due 02/08/2011                                 7,550             7,493
                                                                   -------------
Total Sovereign Issues                                                    19,812
(Cost $19,833)                                                     -------------
--------------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (h)(i) 7.8%
--------------------------------------------------------------------------------
British Telecom PLC
   4.726% due 07/27/2001 (d)                     EC     10,000             8,786
France Telecom
   4.587% due 10/11/2001 (d)                            10,000             8,785
Halifax Group Euro Finance
   7.627% due 12/29/2049                                 9,700             9,001
Koninklijke PTT NV
   5.013% due 06/13/2001 (d)                             8,000             7,030
Nationwide Building Society
   4.629% due 03/27/2003 (d)                            10,000             8,793
Republic of Austria
   5.500% due 01/15/2010 (f)                             1,600             1,457
Republic of Germany
   5.375% due 01/04/2010 (f)                             1,000               927
   5.250% due 07/04/2010 (f)                             4,320             3,962
   5.250% due 01/04/2011 (f)                             4,310             3,952
   6.250% due 01/04/2024 (f)                               570               558
   6.500% due 07/04/2027 (f)                             2,300             2,325
   6.250% due 01/04/2030 (f)                               980               973
Royal Bank of Scotland Group PLC
   0.000% due 12/01/2003                         BP      6,000             7,351
UK Gilt
   9.000% due 08/06/2012                                 2,400             4,637
                                                                   -------------
Total Foreign Currency-Denominated Issues                                 68,537
(Cost $69,350)                                                     -------------

92 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Government National Mortgage Association (OTC)
   8.000% due 06/20/2031
   Strike @ 98.000 Exp. 06/13/2001               $           0     $          0
                                                                   ------------
Total Purchased Put Options                                                   0
(Cost $1)                                                          ------------
--------------------------------------------------------------------------------
   PREFERRED STOCK 0.4%
--------------------------------------------------------------------------------
                                                        Shares
TCI Communications, Inc.
   9.720% due 12/31/2036                               132,000            3,358
                                                                   ------------
Total Preferred Stock                                                     3,358
(Cost $3,676)                                                      ------------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 6.1%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 5.5%
Abbey National North America
   5.010% due 08/08/2001                         $       5,300            5,208
Coca Cola Co.
   4.600% due 07/12/2001                                   600              592
Fannie Mae
   4.700% due 05/16/2001                                 1,500            1,491
Federal Farm Credit Bank
   4.630% due 08/29/2001                                 4,300            4,215
General Electric Capital Corp.
   5.310% due 06/06/2001                                   800              793
Swedbank, Inc.
   4.930% due 04/25/2001                                 2,000            1,994
   5.020% due 08/08/2001                                 9,500            9,336
UBS Finance, Inc.
   4.750% due 09/05/2001                                14,400           14,103
   4.740% due 09/06/2001                                11,000           10,772
                                                                   ------------
                                                                         48,504
                                                                   ------------
Repurchase Agreement 0.6%
State Street Bank
   4.600% due 04/02/2001                                 5,283            5,283
   (Dated 03/30/2001. Collateralized by
   Federal Home Loan Bank
   5.875% due 08/15/2001 valued at $5,389
   Repurchase proceeds are $5,285.)
                                                                   ------------
Total Short-Term Instruments                                             53,787
(Cost $53,783)                                                     ------------

Total Investments (a) 140.2%                                       $  1,233,379
(Cost $1,221,138)

Written Options (c) (0.1%)                                                 (918)
(Premiums $790)

Other Assets and Liabilities (Net) (40.1%)                             (352,481)
                                                                   ------------
Net Assets 100.0%                                                  $    879,980
                                                                   ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,221,461 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     15,714

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (3,796)
                                                                   ------------
Unrealized appreciation-net                                        $     11,918
                                                                   ------------

(b) Securities with an aggregate market value of $5,686 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                          # of     Appreciation/
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
Municipal Bond (06/2001)                                     1     $         (1)
EuroBond 10 Year Note (06/2001)                            826              646
U.S. Treasury 2 Year Note (06/2001)                          1               (1)
U.S. Treasury 5 Year Note (06/2001)                        119                7
U.S. Treasury 10 Year Note (06/2001)                        35               (9)
U.S. Treasury 30 Year Bond (06/2001)                       469             (338)
Euribor Futures (06/2001)                                    6               11
Euribor Futures (03/2002)                                   79               84
Government of Japan 10 Year Note (06/2001)                   3               (2)
Eurodollar September Futures (09/2002)                      94                4
Eurodollar March Futures (03/2003)                          94               (3)
Eurodollar June Futures (06/2002)                           94                6
Eurodollar December Futures (12/2002)                       94                0
                                                                   ------------
                                                                   $        404
                                                                   ------------

(c) Premiums received on written options:

                                                   # of
Type                                          Contracts     Premium       Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 95.00 Exp. 12/17/2001                    36     $    15     $    10

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 107.00 Exp. 05/26/2001                   41          26          35

Put - CME Eurodollar December Futures
   Strike @ 95.25 Exp. 12/17/2001                   200         100         100

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.00 Exp. 05/26/2001                  297         162         162

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 105.00 Exp. 05/26/2001                  161          91         103

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/25/2001              4,000,000          38          70

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/25/2001              2,000,000          19          35

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/30/2001              1,800,000          16          33

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/31/2001              3,600,000          33          66

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/30/2001              5,400,000          52          98

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 06/04/2001              5,200,000          31          99

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 11/21/2001              1,700,000          52          23

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 11/22/2001              2,100,000          62          29

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 11/27/2001              1,700,000          49          24

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 12/03/2001              2,100,000          44          31
                                                            -------------------
                                                            $   790     $   918
                                                            -------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 93

Total Return Fund III
March 31, 2001

--------------------------------------------------------------------------------
(e) Swap agreements outstanding at March 31, 2001:

                                                                      Unrealized
                                                      Notional     Appreciation/
Type                                                    Amount    (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs                            JY    580,000     $       (430)
Exp. 04/14/2008

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs                                  377,000             (282)
Exp. 04/15/2002

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs                                1,250,000             (519)
Exp. 05/08/2007

Receive fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2006                                  $      10,900              158

Receive fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/15/2006                                         48,900              610

Receive fixed rate equal to 5.670% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 01/08/2004                                  BP      9,000               65

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.

Broker: Morgan Stanley
Exp. 01/11/2011                                  JY    685,000             (225)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                      1,281,000             (426)

Receive fixed rate equal to 5.560% and
pay floating rate based on 6-month BP-LIBOR

Broker: Morgan Stanley
Exp. 02/27/2003                                  BP     65,600              169

Receive fixed rate equal to 5.500% and
pay floating rate based on 6-month BP-LIBOR

Broker: Goldman Sachs
Exp. 03/02/2004                                         21,800               98

Receive fixed rate equal to 5.500% and
pay floating rate based on 6-month BP-LIBOR

Broker: Lehman Brothers
Exp. 03/02/2004                                         11,800               53

Receive fixed rate equal to 5.471% and
pay floating rate based on 6-month BP-LIBOR

Broker: Goldman Sachs
Exp. 03/15/2006                                  BP     11,900               82

Receive fixed rate equal to 5.484% and
pay floating rate based on 6-month BP-LIBOR

Broker: J.P. Morgan
Exp. 03/15/2006                                  BP      6,200               47

Receive fixed rate equal to 5.421% and
pay floating rate based on 6-month BP-LIBOR

Broker: Lehman Brothers
Exp. 03/15/2006                                          3,000                8

Receive fixed rate equal to 5.305% and
pay floating rate based on 6-month BP-LIBOR

Broker: Goldman Sachs
Exp. 03/19/2006                                          8,900               (8)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.215%.

Broker: Goldman Sachs
Exp. 09/19/2002                                          8,900               (3)

Receive fixed rate equal to 5.207% and
pay floating rate based on 6-month BP-LIBOR

Broker: Morgan Stanley
Exp. 03/15/2004                                          8,200               (7)

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                  $       5,000                0

Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc.
7.125% due 10/15/2004.

Broker: Lehman Brothers
Exp. 04/11/2003                                         25,000                1
                                                                   ------------
                                                                   $       (609)
                                                                   ------------

(f) Subject to financing transaction.

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Foreign forward currency contracts outstanding at March 31, 2001:

                              Principal
                                 Amount                             Unrealized
                             Covered by     Settlement           Appreciation/
Type     Currency              Contract          Month          (Depreciation)
--------------------------------------------------------------------------------
Sell           BP                 5,249        05/2001             $       259
Buy            EC                 6,000        04/2001                    (187)
Sell                             27,683        04/2001                    1366
Sell                             21,746        06/2001                      73
Buy                              21,746        04/2001                     (70)
Buy            JY             1,982,000        04/2001                    (394)
Sell                          1,982,000        04/2001                     279
Sell                          1,982,000        06/2001                     389
                                                                   -----------
                                                                   $     1,715
                                                                   -----------

(i) Principal amount denoted in indicated currency:

          BP - British Pound
          EC - Euro
          JY - Japanese Yen

(j) Principal amount of the security is adjusted for inflation

(k) Short sales open at March 31, 2001 were as follows:

Type                 Coupon (%)       Maturity       Par       Value    Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Notes       5.750     10/02/2002    16,200    $ 16,586   $  16,537
U.S. Treasury Notes       6.750     05/05/2005    57,400      62,063      61,665
UK Gilt                   9.000     08/06/2012     2,400       4,638       4,772
                                                            --------------------
                                                            $ 83,287   $  82,974
                                                            --------------------

94 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
Moderate Duration Fund
March 31, 2001

                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 22.0%
--------------------------------------------------------------------------------
Banking & Finance 8.9%
Bear Stearns Co., Inc
   6.788% due 03/28/2003 (d)                     $       2,900     $       2,899
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                                   188               193
CIT Group, Inc.
   6.375% due 08/01/2002                                   850               860
Ford Motor Credit Co.
   6.895% due 01/17/2002 (d)                             5,000             4,996
   5.750% due 02/23/2004                                 4,300             4,298
   6.125% due 03/20/2004                                 1,300             1,312
General Motors Acceptance Corp
   5.450% due 09/15/2003                                 1,000               996
   6.150% due 04/05/2007                                   350               342
Gold Eagle Capital Ltd.
  11.078% due 04/15/2001 (d)                             3,500             3,500
Household Finance Corp.
   6.125% due 02/27/2003                                 3,000             3,024
Lehman Brothers Holdings, Inc.
   6.375% due 05/07/2002                                   600               608
National Rural Utilities Cooperative Finance Corp.
   5.721% due 08/13/2002 (d)                            10,000            10,002
Nationsbank Corp.
   6.078% due 04/15/2003 (d)                             5,000             5,016
PSEG Capital Corp.
   6.740% due 10/23/2001                                 1,100             1,111
Royal Bank of Scotland Group PLC
   8.817% due 03/31/2049                                 3,600             3,900
Salomon, Smith Barney Holdings
   5.891% due 07/23/2002 (d)                             2,000             2,000
Sears Roebuck Acceptance Corp.
   6.720% due 10/23/2002                                 3,000             3,043
Wells Fargo & Co.
   6.025% due 05/02/2005 (d)                             3,200             3,197
                                                                   -------------
                                                                          51,297
                                                                   -------------
Industrials 2.1%
AMERCO
     7.230% due 01/21/2027                                 500               483
Cargill, Inc.
   5.818% due 01/14/2002 (d)                             5,000             5,002
Eli Lilly & Co.
   6.250% due 03/15/2003                                   100               102
HNA Holdings, Inc.
   6.125% due 02/01/2004                                   150               155
Occidental Petroleum Corp.
   6.400% due 04/01/2003                                 2,600             2,618
Philip Morris Cos., Inc.
   7.250% due 09/15/2001                                   850               856
   7.125% due 08/15/2002                                   100               102
TCI Communications, Inc.
   5.520% due 04/03/2002 (d)                               250               249
   7.550% due 09/02/2003                                   500               523
Waste Management, Inc.
   6.375% due 12/01/2003                                 2,000             2,004
                                                                   -------------
                                                                          12,094
                                                                   -------------
Utilities 11.0%
British Telecommunications PLC
   7.625% due 12/15/2005                                 6,200             6,422
Central Power & Light Co.
   7.350% due 11/23/2001 (d)                            10,000            10,012
Cincinnati Gas & Electric Co.
   6.350% due 06/15/2003                                 1,200             1,213
CMS Energy Corp.
   8.125% due 05/15/2002                                   750               760
DTE Capital Corp.
   7.110% due 11/15/2038 (d)                             7,710             7,872
GTE Corp.
   6.540% due 12/01/2005                                 7,050             7,279
New York Telephone Co.
   6.250% due 02/15/2004                                   100               102
Potomac Edison Co.
   8.000% due 06/01/2006                                 1,000             1,014
Reliant Energy Resources
   8.125% due 07/15/2005                                10,000            10,475
SBC Communications Capital Corp.
   6.375% due 04/01/2001                                   350               350
Southern California Edison Co.
   6.375% due 01/15/2006                                   100                78
System Energy Resources, Inc.
   7.710% due 08/01/2001                                 2,900             2,922
Tennessee Valley Authority
   6.375% due 06/15/2005                                   250               261
Texas Utilities Corp.
   7.013% due 06/25/2001 (d)                            10,000             9,999
   7.388% due 09/24/2001 (d)                             5,000             4,986
                                                                   -------------
                                                                          63,745
                                                                   -------------
Total Corporate Bonds & Notes                                            127,136
(Cost $124,956)                                                    -------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 7.9%
--------------------------------------------------------------------------------
Fannie Mae
   6.000% due 03/11/2003                                   400               409
   6.350% due 06/10/2005                                   200               209
   5.750% due 06/15/2005                                   250               255
   7.000% due 07/15/2005                                   510               545
   5.875% due 02/02/2006                                   200               206
   6.625% due 03/21/2006                                    50                53
   6.625% due 10/15/2007                                 1,195             1,273
   6.625% due 09/15/2009                                 2,000             2,123
   6.625% due 11/15/2010                                 1,045             1,113
Farmer Mac
   5.860% due 03/03/2006                                   400               410
Federal Farm Credit Bank
   5.600% due 01/30/2002                                   250               252
   4.800% due 11/06/2003                                   250               250
   5.750% due 03/05/2004                                   250               256
   5.950% due 05/18/2005                                   500               514
Federal Home Loan Bank
   5.755% due 06/24/2003                                   250               256
   6.070% due 06/30/2003                                   100               103
   5.415% due 02/24/2004                                   400               407
   5.485% due 03/23/2004                                   400               407
   6.340% due 06/13/2005                                   400               417
   6.060% due 05/24/2006                                   350               363
   5.890% due 08/11/2008                                   500               510
   5.800% due 09/02/2008                                   750               759
   6.225% due 04/13/2009                                   400               404
   6.120% due 05/21/2009                                   350               360
Freddie Mac
   7.375% due 05/15/2003                                   600               633
   7.000% due 07/15/2005                                   850               909
Small Business Administration
   7.449% due 08/01/2010                                15,000            15,827
   6.640% due 02/01/2011                                16,000            16,103
                                                                   -------------
Total U.S. Government Agencies                                            45,326
(Cost $43,787)                                                     -------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 8.0%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002 (b)                             9,403             9,588
   3.375% due 01/15/2007                                 5,084             5,139
   3.625% due 01/15/2008                                 1,951             1,997
   3.875% due 01/15/2009                                27,439            28,537
U.S. Treasury Notes
   7.000% due 07/15/2006                                   660               731
U.S. Treasury Strips
   0.000% due 11/15/2021                                 1,200               365
                                                                   -------------
Total U.S. Treasury Obligations                                           46,357
(Cost $45,964)                                                     -------------


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 95

Moderate Duration Fund
March 31, 2001

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 93.4%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 33.7%
Chase Mortgage Finance Corp.
   7.372% due 04/25/2025 (d)                     $       1,487     $      1,518
   7.000% due 04/25/2025                                   293              295
Criimi Mae Financial Corp.
   7.000% due 01/01/2033                                10,874           10,980
Fannie Mae
   6.250% due 04/25/2007                                   642              644
   6.250% due 06/25/2007                                    63               63
   6.000% due 03/25/2009                                 1,490            1,425
   6.750% due 11/25/2010                                 2,730            2,739
   6.500% due 01/18/2019                                 1,194            1,200
   6.350% due 03/25/2019                                 1,426            1,429
   7.000% due 10/25/2020                                   112              114
   6.850% due 06/25/2021                                   135              137
   6.500% due 08/25/2021                                28,509           28,686
   7.000% due 09/25/2021                                 3,244            3,338
   6.750% due 11/25/2021                                   150              154
   5.750% due 12/20/2027                                 9,759            8,944
   6.500% due 05/18/2028                                    31               31
Freddie Mac
   7.000% due 10/15/2001                                   115              115
   5.500% due 06/15/2003                                   197              197
   7.000% due 05/15/2004                                 9,082            9,221
   7.000% due 06/15/2005                                    15               15
   7.000% due 11/15/2005                                   400              409
   7.000% due 06/15/2006                                   294              295
   6.500% due 10/15/2007                                    63               64
   6.000% due 12/15/2008                                 5,084            5,114
   7.000% due 07/15/2022                                    96               97
   6.000% due 06/15/2023                                    23               23
   6.500% due 08/15/2023                                11,120           11,210
   6.500% due 10/15/2023                                 1,245            1,238
   7.000% due 11/15/2023                                    27               27
   8.500% due 04/15/2025                                 2,407            2,576
   8.000% due 02/15/2027                                   469              494
General Electric Capital Mortgage Services, Inc.
   7.000% due 10/25/2027                                14,238           14,351
GMAC Commercial Mortgage Asset Corp.
   5.307% due 07/20/2002 (d)                            13,181           13,181
Government National Mortgage Association
   7.500% due 04/20/2027                                 2,664            2,764
   5.750% due 02/16/2030 (d)                            11,166           11,187
   6.220% due 02/16/2030 (d)                             8,418            8,440
   5.600% due 10/16/2030 (d)                             3,576            3,576
Impac Secured Assets CMN Owner Trust
   8.000% due 07/25/2030                                17,143           17,778
PNC Mortgage Securities Corp.
   6.500% due 12/25/2028                                 5,000            4,939
   7.000% due 06/25/2030                                11,303           11,307
Residential Funding Mortgage Securities I
   6.981% due 06/25/2008                                 1,900            1,920
   7.000% due 05/25/2012                                 1,791            1,851
Saco I, Inc.
   6.601% due 07/25/2030 (d)                             9,884           10,071
                                                                   ------------
                                                                        194,157
                                                                   ------------
Fannie Mae 1.5%
   5.500% due 06/01/2007                                    48               48
   6.000% due 05/01/2005-02/01/2014 (g)                    792              796
   6.830% due 09/01/2017 (d)                               393              401
   6.839% due 01/01/2027 (d)                               527              534
   6.850% due 08/01/2018 (d)                               265              270
   7.000% due 05/01/2012                                   438              449
   7.500% due 08/01/2015-07/01/2029 (g)                  3,654            3,761
   8.000% due 09/01/2026-10/01/2026 (g)                  2,193            2,288
                                                                   ------------
                                                                          8,547
                                                                   ------------
Federal Housing Administration 1.7%
   7.430% due 04/01/2022-06/01/2023 (g)                  9,897            9,798
                                                                   ------------
Freddie Mac 0.0%
   7.500% due 07/01/2003                                    37               37
   7.750% due 08/01/2001                                     2                2
                                                                   ------------
                                                                             39
                                                                   ------------
Government National Mortgage Association 56.5%
   6.000% due 06/15/2028-06/15/2029 (g)                  6,399            6,286
   6.500% due 04/23/2031 (d)                           142,970          142,926
   7.000% due 03/15/2029-05/21/2031 (g)                 52,408           53,117
   7.375% due 03/20/2020-03/20/2028 (d)(g)               6,069            6,130
   7.500% due 12/15/2028-04/23/2031 (g)                 97,060           99,471
   7.625% due 11/20/2017-11/20/2025 (d)(g)                 512              525
   8.000% due 04/15/2017-04/23/2031 (g)                 15,572           16,265
   9.000% due 06/15/2009                                   909              963
                                                                   ------------
                                                                        325,683
                                                                   ------------
Total Mortgage-Backed Securities                                        538,224
(Cost $533,509)                                                    ------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 8.9%
--------------------------------------------------------------------------------
AFC Home Equity Loan Trust
   6.947% due 06/25/2030 (d)                             4,453            4,461
Brazos Student Loan Finance Co.
   7.210% due 06/01/2023 (d)                            10,000            9,978
Chase Credit Card Master Trust
   6.777% due 05/15/2007                                 2,119            2,133
Freemont Home Loan Owner Trust
   7.042% due 12/25/2029 (d)                             9,000            9,036
Green Tree Recreational, Equipment, & Consumables
   6.430% due 04/17/2006                                 1,233            1,245
IMC Home Equity Loan Trust
   5.893% due 03/25/2027 (d)                                50               50
Option One Mortgage Loan Trust
   6.003% due 06/25/2030 (d)                             8,756            8,770
Provident Bank Home Equity Loan Trust
   6.917% due 08/25/2031 (d)                            15,572           15,587
The Money Store Home Equity Trust
   6.040% due 08/15/2017                                   272              272
                                                                   ------------
Total Asset-Backed Securities                                            51,532
   (Cost $51,406)                                                  ------------
--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 1.4%
--------------------------------------------------------------------------------
Hydro-Quebec
   7.620% due 04/02/2001                                 1,000            1,000
   6.500% due 09/29/2049 (d)                             5,000            4,450
Republic of Brazil
   7.375% due 04/15/2006 (d)                             2,886            2,618
                                                                   ------------
Total Sovereign Issues                                                    8,068
   (Cost $8,208)                                                   ------------
--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 10.0%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
   7.500% due 08/06/2009                          EC     6,000            5,469
Commonwealth of New Zealand
   4.500% due 02/15/2016                          N$       800              354
Republic of Austria
   5.500% due 01/15/2010 (i)                      EC     1,000              911
Republic of Germany
   5.000% due 08/19/2005                                   808              729
   4.500% due 07/04/2009 (i)                             6,800            5,934
   5.375% due 01/04/2010 (i)                             4,700            4,357
   5.250% due 07/04/2010 (i)                            20,880           19,148
   5.250% due 01/04/2011 (i)                            20,960           19,218
   6.250% due 01/04/2024 (i)                               370              362
   6.500% due 07/04/2027 (i)                               810              819
   6.250% due 01/04/2030 (i)                               350              347
                                                                   ------------
Total Foreign Currency-Denominated Issues                                57,648
(Cost $61,443)                                                     ------------

96 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                                          Value
                                                        Shares           (000s)
--------------------------------------------------------------------------------
   PREFERRED SECURITY 0.7%
--------------------------------------------------------------------------------
DG Funding Trust
   7.153% due 12/29/2049 (d)                               410     $      4,183
                                                                   ------------
Total Preferred Security                                                  4,183
(Cost $4,100)                                                      ------------
--------------------------------------------------------------------------------
   PREFERRED STOCK 0.1%
--------------------------------------------------------------------------------
TCI Communications, Inc.
  10.000% due 05/31/2045                                33,354              838
                                                                   ------------
Total Preferred Stock                                                       838
(Cost $852)                                                        ------------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 7.0%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 6.9%
Abbey National North America
   5.090% due 04/19/2001                         $         200              200
   5.040% due 08/06/2001                                   400              393
American Express Credit Corp.
   4.860% due 05/15/2001                                 1,400            1,392
Fannie Mae
   4.700% due 05/16/2001                                   300              298
   4.685% due 09/06/2001                                   700              686
   4.695% due 09/06/2001                                 5,000            4,896
Freddie Mac
   5.070% due 04/03/2001                                   500              500
General Electric Capital Corp.
   4.990% due 04/03/2001                                 3,000            3,000
   5.200% due 04/03/2001                                 1,400            1,400
   5.200% due 04/18/2001                                 1,200            1,197
   5.350% due 05/09/2001                                   700              696
National Rural Utilities Cooperative Finance Corp.
   4.880% due 05/25/2001                                 1,800            1,787
Reseau Ferre De France
   4.590% due 07/25/2001                                13,500           13,290
SBC Communications, Inc.
   5.290% due 04/10/2001                                 1,000              999
Swedbank, Inc.
   5.150% due 04/25/2001                                   200              199
UBS Finance, Inc.
   5.410% due 05/16/2001                                 1,600            1,589
   4.850% due 08/07/2001                                 5,000            4,914
   4.760% due 08/15/2001                                 1,300            1,276
   4.820% due 08/15/2001                                   800              786
Verizon Global Funding
   5.240% due 04/05/2001                                   400              400
                                                                   ------------
                                                                         39,898
                                                                   ------------
Repurchase Agreement 0.1%
State Street Bank
   4.600% due 04/02/2001                                   312              312
   (Dated 03/30/2001. Collateralized by Fannie Mae                 ------------
   6.350% due 06/22/2001 valued at $322.
   Repurchase proceeds are $312.)

U.S. Treasury Bills (b) 0.0%
   4.913% due 05/17/2001                                   125              124
                                                                   ------------
Total Short-Term Instruments                                             40,334
(Cost $40,350)                                                     ------------

Total Investments (a) 159.4%                                       $    919,646
(Cost $914,575)

Other Assets and Liabilities (Net) (59.4%)                             (342,735)
                                                                   ------------
Net Assets 100.0%                                                  $    576,911
                                                                   ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $914,603 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $      9,914

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (4,871)
                                                                   ------------
Unrealized appreciation-net                                        $      5,043
                                                                   ------------

(b) Securities with an aggregate market value of $1,796 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                          # of     Appreciation/
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
EuroBond 10 Year Note (06/2001)                             25     $         14
Government of Japan 10 Year Note (06/2001)                   1                4
U.S. Treasury 10 Year Note (06/2001)                        19                7
U.S. Treasury 30 Year Bond (06/2001)                         9              (19)
10 Year Agency June Futures (06/2001)                       11                2
Eurodollar September Futures (09/2002)                      15               (5)
Eurodollar March Futures (03/2003)                          15               (7)
Eurodollar June Futures (06/2002)                           15               (4)
Eurodollar December Futures (12/2002)                       15               (6)
                                                                   ------------
                                                                   $        (14)
                                                                   ------------

(c) Foreign forward currency contracts outstanding at March 31, 2001:

                               Principal
                                  Amount                            Unrealized
                              Covered by       Settlement        Appreciation/
Type     Currency               Contract            Month       (Depreciation)
--------------------------------------------------------------------------------
Buy            EC                  9,798          04/2001          $     (519)
Sell                               9,933          04/2001                  36
Buy                                9,798          06/2001                 (33)
Buy            JY                 28,000          04/2001                  (5)
Sell                              28,000          04/2001                  13
Sell                              28,000          06/2001                   5
Sell           N$                    827          04/2001                  14
                                                                   ----------
                                                                   $     (489)
                                                                   ----------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Principal amount denoted in indicated currency:

        BP - British Pound
        EC - Euro
        JY - Japanese Yen
        N$ - New Zealand Dollar

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 97

Moderate Duration Fund
March 31, 2001

--------------------------------------------------------------------------------
(f) Swap agreements outstanding at March 31, 2001:

                                                                      Unrealized
                                                      Notional     Appreciation/
Type                                                    Amount    (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2001                                  JY    500,000     $       (207)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley
Exp. 01/11/2011                                        913,000             (322)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                        301,000             (100)

Receive a fixed rate equal to 5.305% and pay floating rate based on 6-month BP-LIBOR

Broker: Goldman Sachs
Exp. 03/19/2006                                  BP      5,800              (40)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.215%.

Broker: Goldman Sachs
Exp. 09/19/2002                                          5,800                8

Receive a fixed rate equal to 5.207% and pay floating rate based on 6-month BP-LIBOR

Broker: Morgan Stanley
Exp. 03/15/2004                                         50,000              (44)

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                  $       5,000                0
                                                                   -------------
                                                                   $       (705)
                                                                   -------------

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

98 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
Low Duration Fund
March 31, 2001

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 46.8%
--------------------------------------------------------------------------------
Banking & Finance 23.6%
American General Finance
   6.875% due 12/14/2001                         $      25,000     $     25,373
Associates Corp. of North America
   6.700% due 05/29/2001                                   400              401
   5.400% due 08/27/2001 (d)                             1,000            1,003
   6.875% due 06/20/2002                                20,000           20,420
   6.950% due 08/01/2002                                 1,000            1,026
AT&T Capital Corp.
   5.881% due 04/23/2002 (d)                            10,000           10,024
Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                                 1,800            1,814
Bank of America Corp.
   7.200% due 09/15/2002                                   100              103
   7.875% due 12/01/2002                                   100              104
   6.625% due 06/15/2004                                 1,000            1,032
Bank One Corp.
   7.250% due 08/01/2002                                   500              514
Bear Stearns Co., Inc.
   4.370% due 06/28/2001 (d)                             2,000            2,003
   5.370% due 12/16/2002 (d)                             2,800            2,805
   6.125% due 02/01/2003                                 3,000            3,026
   5.210% due 03/28/2003 (d)                             8,600            8,597
   6.200% due 03/30/2003                                 9,700            9,795
   7.156% due 06/01/2004 (d)                             3,000            2,965
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                                 3,311            3,401
Beneficial Corp.
   5.409% due 01/09/2002 (d)                            10,000           10,017
   6.650% due 09/12/2002                                 5,000            5,090
   6.575% due 12/16/2002                                 5,440            5,541
Capital One Bank
   7.000% due 04/30/2001                                   300              300
   5.820% due 06/23/2003 (d)                             1,100            1,076
Case Credit Corp.
   5.713% due 08/01/2001 (d)                             4,750            4,604
Chrysler Financial Corp. LLC
   5.120% due 08/08/2002 (d)                             8,000            7,930
CIT Group, Inc.
   5.190% due 09/13/2002 (d)                            19,900           19,842
   7.375% due 03/15/2003                                 1,000            1,033
Credit Asset Receivable
   6.274% due 10/31/2003                                30,349           30,461
Export-Import Bank Korea
   6.500% due 02/10/2002                                 7,500            7,505
   6.500% due 11/15/2006                                 6,700            6,827
   7.100% due 03/15/2007                                 6,700            6,965
Finova Capital Corp.
   6.316% due 04/08/2003 (d)(i)                          1,000              820
   5.193% due 06/18/2003 (d)(i)                          6,000            4,920
Ford Motor Credit Co.
   6.093% due 03/19/2002 (d)                            18,857           18,818
   5.939% due 07/16/2002 (d)                               100              100
   6.520% due 08/12/2002                                13,000           13,223
   6.000% due 01/14/2003                                15,000           15,117
   5.133% due 03/17/2003 (d)                             3,000            2,978
   6.125% due 04/28/2003                                14,000           14,150
   5.860% due 04/26/2004 (d)                            19,000           18,841
   7.500% due 03/15/2005                                 1,000            1,047
   6.179% due 07/18/2005 (d)                               400              394
General Motors Acceptance Corp.
   7.125% due 05/01/2001                                15,000           15,023
   5.509% due 11/12/2002 (d)                            17,400           17,417
   5.609% due 11/12/2002 (d)                            63,520           63,349
   5.875% due 01/22/2003                                   500              503
   6.750% due 03/15/2003                                 3,700            3,788
   6.394% due 07/20/2003 (d)                             7,822            7,814
   5.550% due 09/15/2003                                 3,000            2,996
   5.750% due 11/10/2003                                 5,000            5,011
   6.396% due 01/20/2004 (d)                             9,400            9,399
   5.750% due 03/22/2004 (d)                             5,000            5,000
   6.536% due 04/05/2004 (d)                               700              690
   7.625% due 06/15/2004                                 1,000            1,051
   6.850% due 06/17/2004                                 1,000            1,028
Gold Eagle Capital Ltd.
   8.629% due 04/15/2001 (d)                            20,000           20,006
Great Western Financial
   8.600% due 02/01/2002                                 4,000            4,104
Heller Financial, Inc.
   5.979% due 10/22/2001 (d)                             1,000            1,001
   5.858% due 04/28/2003 (d)                            20,000           19,944
Hitachi Credit America
   6.100% due 04/24/2001                                25,000           25,013
Household Finance Corp.
   6.490% due 04/09/2001                                20,000           20,004
   6.125% due 07/15/2002                                11,000           11,090
   7.625% due 01/15/2003                                10,849           11,260
   6.125% due 02/27/2003                                 1,500            1,513
   5.116% due 06/24/2003 (d)                             1,500            1,495
Industrial Bank of Korea
   8.375% due 09/30/2002                                 5,000            5,177
Key Bank NA
   6.052% due 04/24/2003                                12,900           12,988
KFW International Finance, Inc.
   5.000% due 01/22/2002                                 7,690            7,700
   5.500% due 02/19/2002                                 7,887            7,936
   5.375% due 05/10/2002                                12,282           12,360
   6.125% due 07/08/2002                                18,589           18,890
Korea Development Bank
   7.125% due 09/17/2001                                28,963           29,154
   7.900% due 02/01/2002                                 6,100            6,191
   7.625% due 10/01/2002                                21,200           21,742
   6.500% due 11/15/2002                                 5,898            5,957
   8.294% due 06/16/2003 (d)                             3,500            3,430
   6.625% due 11/21/2003                                20,300           20,549
Lehman Brothers Holdings, Inc.
   6.110% due 05/07/2002 (d)                             5,000            5,027
   6.186% due 07/08/2002 (d)                             1,500            1,501
   5.610% due 12/12/2002 (d)                             1,500            1,506
   5.240% due 04/04/2003 (d)                             7,900            7,912
Marsh & McLennan Cos., Inc.
   6.625% due 06/15/2004                                 1,000            1,033
Merrill Lynch & Co.
   5.945% due 11/26/2001 (d)                            80,600           80,825
   5.779% due 01/15/2002 (d)                             5,000            5,003
   7.129% due 02/08/2002 (d)                            25,000           25,078
   6.130% due 04/07/2003                                 7,770            7,926
Metropolitan Life Insurance Co.
   6.300% due 11/01/2003                                17,850           18,140
Middletown Trust
  11.750% due 07/15/2010                                   911              952
Midland Funding I
  10.330% due 07/23/2002                                 1,335            1,388
Morgan Stanley Group, Inc.
   5.228% due 03/11/2003 (d)                             5,000            5,000
Nacional Financiera
  10.625% due 11/22/2001                                 7,500            7,714
   7.284% due 05/08/2003 (d)                             7,000            7,180
Pemex Finance Ltd.
   6.125% due 11/15/2003                                13,933           13,849
PNC Bank NA
   5.150% due 01/24/2002 (d)                            20,000           20,012
Popular North American, Inc.
   6.875% due 06/15/2001                                 5,000            5,018
   7.375% due 09/15/2001                                20,000           20,211
Popular, Inc.
   6.200% due 04/30/2001                                 1,000            1,001
Qwest Capital Funding, Inc.
   6.125% due 07/15/2002                                 5,250            5,282
Rothmans Holdings
   6.500% due 05/06/2003                                14,000           14,146
Salomon, Inc.
   7.250% due 05/01/2001                                 3,700            3,706
   7.300% due 05/15/2002                                15,000           15,400
   7.500% due 02/01/2003                                 3,000            3,118
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (j)                             1,104            1,110
   5.568% due 05/14/2002 (d)                            25,150           25,174
   5.891% due 07/23/2002 (d)                             5,100            5,099

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 99

Low Duration Fund
March 31, 2001

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Seismic Ltd.
  10.901% due 01/01/2002 (d)                     $      10,000     $      9,940
Shopping Center Associates
   6.750% due 01/15/2004                                11,725           11,920
Spieker Properties, Inc.
   6.800% due 05/01/2004                                 2,000            2,040
Toyota Motor Credit Corp.
   7.325% due 02/15/2002 (d)                            11,600           11,620
Transamerica Finance Corp.
   6.125% due 11/01/2001                                 5,000            5,032
Wachovia Corp.
   6.075% due 05/02/2005 (d)                             8,000            7,990
Wells Fargo & Co.
   6.625% due 07/15/2004                                 1,000            1,037
   6.025% due 05/02/2005 (d)                            32,700           32,672
                                                                   ------------
                                                                      1,084,140
                                                                   ------------
Industrials 12.0%
Allied Waste North America, Inc.
   7.375% due 01/01/2004                                 5,000            4,925
AMR Corp.
   9.125% due 10/24/2001                                 4,250            4,338
Atlas Air, Inc.
   8.010% due 01/02/2010                                 9,778            9,932
Caterpillar, Inc.
   9.750% due 06/01/2019                                13,766           14,379
Cemex SA de CV
   8.625% due 07/18/2003                                10,000           10,300
Coastal Corp.
   5.554% due 03/06/2002 (d)                            32,200           32,200
Conoco, Inc.
   5.900% due 04/15/2004                                 3,100            3,151
Cox Enterprises, Inc.
   6.625% due 06/14/2002                                 3,000            3,035
   6.425% due 05/01/2033 (d)                             2,000            2,001
DaimlerChrysler North America Holding Corp.
   5.790% due 12/16/2002 (d)                            13,400           13,345
   5.720% due 08/16/2004 (d)                             1,000              975
   6.900% due 09/01/2004                                 1,000            1,016
Delta Air Lines, Inc.
   8.500% due 09/15/2001                                   205              208
   6.650% due 03/15/2004                                 2,925            2,862
Eastman Chemical Co.
   6.375% due 01/15/2004                                   250              244
Electric Lightwave, Inc.
   6.050% due 05/15/2004                                 3,000            2,742
Enron Corp.
   5.510% due 09/10/2001 (d)                             1,000            1,001
   8.000% due 08/15/2005                                 8,300            8,901
Federal-Mogul Corp.
   7.500% due 07/01/2004                                28,600            4,433
Ford Motor Co.
   9.000% due 09/15/2001                                   500              508
Fred Meyer, Inc.
   7.150% due 03/01/2003                                13,500           13,999
General Motors Corp.
   6.250% due 05/01/2005                                 7,000            7,065
Global Crossing Holding Ltd.
   6.000% due 10/15/2013                                 7,500            7,110
HCA - The Healthcare Co.
   8.130% due 08/04/2003                                 5,000            5,184
   6.630% due 07/15/2045                                 7,000            7,071
HMH Properties, Inc.
   7.875% due 08/01/2005                                 5,000            4,863
IMEXSA Export Trust
  10.125% due 05/31/2003                                 5,718            5,564
International Game Technology
   7.875% due 05/15/2004                                   500              508
Kroger Co.
   6.340% due 06/01/2001                                 5,000            5,006
Lockheed Martin Corp.
   6.850% due 05/15/2001                                 7,300            7,310
Nabisco, Inc.
   6.700% due 06/15/2002                                21,100           21,207

Occidental Petroleum Corp.
   6.400% due 04/01/2003                                15,945           16,057
Park Place Entertainment Corp.
   7.950% due 08/01/2003                                15,955           16,394
Petroleos Mexicanos
   7.845% due 07/15/2005 (d)                            10,400           10,426
   7.769% due 07/15/2005 (d)                            10,173           10,198
   9.375% due 12/02/2008                                 5,500            5,734
Philip Morris Cos., Inc.
   7.250% due 09/15/2001                                   500              504
   7.500% due 01/15/2002                                   200              203
   7.250% due 01/15/2003                                 4,050            4,174
   8.250% due 10/15/2003                                 1,000            1,066
   6.950% due 06/01/2006                                25,000           25,031
Phillips Petroleum Co.
   8.500% due 05/25/2005                                 2,000            2,201
Qwest Corp.
   7.625% due 06/09/2003                                25,000           25,930
   5.650% due 11/01/2004                                 9,250            8,998
R & B Falcon Corp.
   6.500% due 04/15/2003                                11,000           11,094
Raytheon Co.
   5.739% due 08/10/2001 (d)                               500              501
Rollins Truck Leasing Co.
   8.000% due 02/15/2003                                 3,000            3,143
Shoppers Food Warehouse Corp.
   9.750% due 06/15/2004                                10,500           10,978
Starwood Hotels & Resorts
   6.750% due 11/15/2005                                 2,000            1,981
TCI Communications, Inc.
   5.580% due 03/11/2003 (d)                             3,000            3,018
Tenet Healthcare Corp.
   7.875% due 01/15/2003                                 5,300            5,413
   8.625% due 12/01/2003                                 9,700           10,078
Time Warner, Inc.
   7.975% due 08/15/2004                                 1,950            2,080
TTX Co.
   7.820% due 07/21/2003                                61,000           64,243
Tyco International Group SA
   6.875% due 09/05/2002                                18,805           19,096
Union Oil Co. of California
   9.100% due 08/15/2001                                 3,350            3,397
Waste Management, Inc.
   6.500% due 05/15/2004                                45,000           45,007
Yorkshire Power
   6.154% due 02/25/2003                                40,000           40,019
                                                                   ------------
                                                                        552,347
                                                                   ------------
Utilities 11.2%
Arizona Public Service Co.
   5.875% due 02/15/2004                                 5,600            5,599
Arkansas Power & Light
   6.000% due 10/01/2003                                   450              450
BellSouth Telecommunications, Inc.
   6.000% due 06/15/2002                                 3,000            3,036
British Telecommunications PLC
   6.079% due 12/15/2003 (d)                             9,900            9,904
   7.625% due 12/15/2005                                73,400           76,023
Calpine Corp.
   9.250% due 02/01/2004                                 2,960            2,961
CenturyTel, Inc.
   7.750% due 10/15/2012                                32,000           32,590
Cinergy Corp.
   6.125% due 04/15/2004                                13,000           12,766
Cleveland Electric Illuminating Co.
   8.550% due 11/15/2001                                 2,075            2,117
   7.850% due 07/30/2002                                 3,500            3,609
   9.500% due 05/15/2005                                 9,000            9,316
CMS Energy Corp.
   8.125% due 05/15/2002                                 5,000            5,064
   7.625% due 11/15/2004                                15,400           15,295
   8.000% due 07/01/2011                                 5,000            5,011
Connecticut Light & Power Co.
   7.875% due 06/01/2001                                   500              502
   8.590% due 06/05/2003                                10,000           10,772

100 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                     $       1,000     $      1,021
Duke Energy Field Services
   7.500% due 08/16/2005                                 1,000            1,053
Entergy Louisiana, Inc.
   7.740% due 07/01/2002                                 3,308            3,314
   8.500% due 06/01/2003                                 4,000            4,216
Entergy Mississippi, Inc.
   7.750% due 02/15/2003                                35,000           36,214
France Telecom
   7.200% due 03/01/2006                                29,300           29,818
Illinois Power Co.
   6.250% due 07/15/2002                                10,000           10,120
   6.000% due 09/15/2003                                12,500           12,634
Kentucky Power Co.
   6.650% due 05/01/2003                                 1,000            1,002
Kinder Morgan, Inc.
   6.450% due 11/30/2001                                   440              442
Niagara Mohawk Power Co.
   7.125% due 07/01/2001                                 1,512            1,518
   7.250% due 10/01/2002                                16,634           16,988
Noram Energy Corp.
   6.375% due 11/01/2003                                 2,000            2,043
Ohio Edison Co.
   8.625% due 09/15/2003                                 5,000            5,339
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (d)(i)                         46,700           38,528
Scana Corp.
   5.910% due 02/08/2002 (d)                             1,000            1,001
Sprint Capital Corp.
   9.500% due 04/01/2003                                 5,800            6,219
Texas Utilities Corp.
   5.940% due 10/15/2001                                13,155           13,217
   6.500% due 08/16/2002                                 1,000            1,014
   9.700% due 02/28/2003                                 4,695            5,075
   6.750% due 03/01/2003                                   925              944
   6.750% due 04/01/2003                                 3,875            3,958
   6.875% due 08/01/2005                                 2,000            2,060
Toledo Edison Co.
   8.180% due 07/30/2002                                 2,500            2,572
United Illuminating Co.
   6.000% due 12/15/2003                                13,000           13,137
Western Massachusetts Electric Co.
   7.750% due 12/01/2002                                 4,847            4,853
Williams Cos., Inc.
   5.889% due 11/15/2001 (d)                             6,200            6,209
WorldCom, Inc.
   6.125% due 08/15/2001                                45,000           45,077
   8.875% due 01/15/2006                                45,170           46,653
   6.125% due 04/15/2012                                 4,300            4,307
                                                                   ------------
                                                                        515,561
                                                                   ------------
Total Corporate Bonds & Notes                                         2,152,048
(Cost $2,154,130)                                                  ------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 1.7%
--------------------------------------------------------------------------------
Fannie Mae
   4.625% due 10/15/2001                                   535              535
   6.850% due 11/06/2003                                30,000           30,415
   7.125% due 09/19/2005                                25,000           25,862
   7.000% due 11/14/2005                                15,085           15,613
Federal Home Loan Bank
   6.240% due 08/24/2001                                   210              211
Freddie Mac
   5.750% due 06/15/2001                                   750              752
   6.500% due 02/04/2013                                 1,200            1,184
   6.625% due 07/02/2013                                 1,195            1,184
Small Business Administration
   8.250% due 01/25/2013 (d)                               249              252
   8.250% due 02/25/2014 (d)                               705              708
                                                                   ------------
Total U.S. Government Agencies                                           76,716
(Cost $75,476)                                                     ------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 9.0%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002 (b)                           183,695          187,312
   3.375% due 01/15/2007 (j)                            50,333           50,884
   3.625% due 01/15/2008 (j)                           116,814          119,552
   3.875% due 01/15/2009 (j)                            55,935           58,173
U.S. Treasury Strips
   0.000% due 02/15/2019                                   200               72
                                                                   ------------
Total U.S. Treasury Obligations                                         415,993
(Cost $402,940)                                                    ------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 108.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 25.4%
Amortizing Residential Collateral Trust
   5.790% due 09/25/2030 (d)                            15,028           15,042
Bear Stearns Adjustable Rate Mortgage Trust
   7.490% due 12/25/2030 (d)                            17,118           17,297
   7.499% due 12/25/2030 (d)                            15,967           16,149
Cendant Mortgage Corp.
   6.500% due 01/18/2016                                   455              456
Chase Commercial Mortgage Securities Corp.
   7.600% due 12/18/2005                                   127              133
Chase Mortgage Finance Corp.
  10.000% due 11/25/2009                                    12               12
   6.500% due 06/25/2013                                 5,617            5,699
   8.494% due 04/25/2025 (d)                             1,487            1,518
   6.750% due 07/25/2028                                11,250           11,319
   6.350% due 07/25/2029                                 4,186            4,243
Citicorp Mortgage Securities, Inc.
   6.875% due 12/01/2019 (d)                               375              373
   6.750% due 05/25/2028                                 6,266            6,241
CMC Securities Corp. IV
   7.250% due 10/25/2027                                12,141           12,482
   7.250% due 11/25/2027                                10,106           10,389
Collateralized Mortgage Obligation Trust
   7.375% due 01/20/2003 (d)                                 2                2
Commercial Trust
   6.670% due 12/15/2003 (d)                             3,267            3,134
Countrywide Funding Corp.
   6.875% due 01/25/2035 (d)                             1,906            1,901
Countrywide Home Loans
   6.250% due 07/25/2009                                   208              208
   6.900% due 12/25/2027                                18,168           18,423
Criimi Mae Financial Corp.
   7.000% due 01/01/2033                                 8,427            8,510
CS First Boston Mortgage Securities Corp.
   6.960% due 01/20/2004                                   128              131
   6.400% due 02/17/2004                                   119              121
   7.500% due 02/25/2031                                69,976           71,972
   7.500% due 03/25/2031                                29,978           30,273
Dime Savings
   7.293% due 11/01/2018 (d)                             1,143            1,058
DLJ Commercial Mortgage Corp.
   7.571% due 09/05/2001 (d)                             1,126            1,132
DLJ Mortgage Acceptance Corp.
  11.000% due 08/01/2019                                   622              692
   9.308% due 05/25/2024 (d)                               826              838
   5.978% due 06/25/2026 (d)                             8,609            8,493
   6.850% due 12/17/2027                                   165              171
Drexel Burnham Lambert Trust
   6.063% due 05/01/2016 (d)                                20               20
Enterprise Mortgage Acceptance Co.
   6.110% due 07/15/2003                                    93               94
Fannie Mae
   8.950% due 05/25/2003                                    13               13
   9.000% due 07/25/2003                                   114              116
   9.400% due 07/25/2003                                    30               30
   6.875% due 06/25/2009                                 1,104            1,111
   7.000% due 09/25/2016                                10,368           10,505
   9.250% due 10/25/2018                                    59               63
   8.750% due 05/25/2019                                     9                9

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 101

Low Duration Fund
March 31, 2001

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
   9.500% due 03/25/2020                         $       3,880     $      4,284
   9.500% due 05/25/2020                                 1,115            1,187
   6.000% due 12/25/2020                                    18               17
   9.000% due 03/25/2021                                 2,810            2,969
   9.000% due 04/25/2021                                    96              103
   8.000% due 12/25/2021                                 1,869            1,987
   8.000% due 03/25/2022                                    20               20
   5.663% due 04/25/2022 (d)                               171              173
   5.000% due 01/25/2024                                     4                4
First Nationwide Trust
   7.750% due 10/25/2030                                68,388           70,922
Freddie Mac
   8.000% due 07/01/2006                                    35               37
   6.000% due 07/15/2006                                   963              964
   6.500% due 08/15/2006                                 1,473            1,480
   8.500% due 01/01/2007                                    56               59
   8.000% due 09/15/2007                                   673              687
   5.750% due 01/15/2008                                 3,789            3,801
   9.500% due 07/01/2010                                    61               64
   6.500% due 08/15/2011                                16,492           16,733
   8.000% due 01/01/2012                                    83               83
  12.500% due 09/30/2013                                   487              539
  11.750% due 02/01/2014                                     2                2
   6.750% due 06/15/2019                                 2,603            2,606
  10.000% due 07/15/2019                                   210              225
   9.000% due 11/15/2019                                   367              371
  10.000% due 05/15/2020                                   151              161
   7.500% due 12/15/2020                                   727              732
   9.000% due 12/15/2020                                 2,507            2,640
   9.500% due 01/15/2021                                   861              911
   6.500% due 02/15/2021                                   893              898
   8.000% due 04/15/2021                                 1,025            1,067
   9.000% due 05/15/2021                                   173              181
   9.500% due 09/01/2021                                    29               31
   8.000% due 04/01/2022                                   426              446
   8.000% due 11/01/2022                                   284              297
   7.500% due 01/20/2024                                 3,044            3,064
   8.500% due 08/01/2024                                   110              116
   8.500% due 11/01/2024                                   916              962
   6.250% due 04/15/2028                                 8,260            8,297
   6.500% due 10/01/2028                                    63               63
   6.947% due 08/15/2032 (d)                             5,259            5,390
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                 2,198            2,217
   7.500% due 11/25/2030                                30,208           30,816
German American Capital Corp.
   7.000% due 08/12/2010 (d)                             6,800            7,185
Glendale Federal Savings & Loan
  11.000% due 03/01/2010                                    15               16
   7.490% due 03/25/2030 (d)                               869              865
GMAC Commercial Mortgage Corp.
   6.030% due 02/20/2003 (d)                             1,328            1,329
   6.476% due 09/20/2005 (d)                               200              200
Golden Mortgage Loan
   7.875% due 02/25/2031 (d)                            17,840           18,100
Government National Mortgage Association
   8.000% due 05/20/2020                                 2,838            2,865
Greenwich Capital Acceptance, Inc.
   9.687% due 11/25/2024 (d)                                25               25
Guardian Savings & Loan Association
   7.557% due 09/25/2018 (d)                                28               28
Home Savings of America
   6.480% due 05/25/2027 (d)                             1,116            1,107
Impac Secured Assets CMN Owner Trust
   8.000% due 07/25/2030                               100,857          104,598
Imperial Savings Association
   8.839% due 06/25/2017 (d)                                29               29
   9.900% due 02/25/2018                                   333              337
International Mortgage Acceptance Corp.
  12.250% due 03/01/2014                                    88              102
LB Commercial Conduit Mortgage Trust
   6.330% due 11/18/2004                                   109              112
Mellon Residential Funding Corp.
   6.400% due 06/26/2028                                16,661           16,758
   6.580% due 07/25/2029 (d)                            17,411           17,622

Morgan Stanley Capital I
   8.287% due 07/15/2005                                    93               97
   7.258% due 01/16/2006                                   218              229
   7.460% due 02/15/2020                                25,873           27,175
Morgan Stanley Dean Witter Capital I
   6.950% due 10/15/2026 (d)                               317              317
Mortgage Capital Funding, Inc.
   6.325% due 10/18/2007                                20,401           20,830
Nationslink Funding Corp.
   6.297% due 12/10/2002                                 5,000            5,101
Nomura Asset Securities Corp.
   6.625% due 01/25/2009                                   163              163
Norwest Asset Securities Corp.
   6.500% due 04/25/2028                                 1,280            1,302
   6.500% due 01/25/2029                                 6,000            5,981
PNC Mortgage Securities Corp.
   6.500% due 02/25/2028                                 3,864            3,857
   6.750% due 05/25/2028                                 4,271            4,307
   7.750% due 07/25/2030                                53,197           54,614
   7.500% due 05/25/2040 (d)                               267              270
PNC Mortgage Trust
   8.250% due 03/25/2030                                 3,396            3,501
Prudential Home Mortgage Securities
   7.500% due 10/25/2007                                   729              746
   7.000% due 01/25/2008                                10,000           10,118
   6.750% due 11/25/2008                                 5,285            5,315
   7.000% due 08/25/2009                                 4,000            4,070
   7.000% due 06/25/2023                                 2,665            2,683
   6.050% due 04/25/2024                                    87               87
   7.300% due 06/25/2024                                   774              780
Prudential-Bache Trust
   6.676% due 09/01/2018 (d)                                20               20
   8.400% due 03/20/2021                                 2,981            3,119
Resecuritization Mortgage Trust
   5.306% due 04/26/2021 (d)                             6,886            6,843
Residential Accredit Loans, Inc.
   6.500% due 02/25/2029 (d)                            22,057           22,013
   7.000% due 07/25/2029                                   482              487
Residential Asset Securitization Trust
   6.500% due 09/25/2014                                   420              422
Residential Funding Mortgage Securities I
   6.500% due 04/25/2009                                    14               14
   7.500% due 12/25/2025                                   937              971
   7.250% due 10/25/2027                                14,920           14,963
   6.250% due 11/25/2028                                 6,000            5,756
   7.500% due 11/25/2030                                36,779           36,787
Residential Funding Mortgage Securities, Inc.
   7.000% due 07/25/2012                                   254              254
   6.405% due 07/25/2019 (d)                               705              693
   7.500% due 08/25/2023                                   412              415
   7.100% due 07/25/2027                                 3,808            3,815
   7.000% due 10/25/2027                                10,000           10,204
Resolution Trust Corp.
   7.014% due 05/25/2019 (d)                             3,100            3,091
   6.860% due 08/25/2019 (d)                             2,437            2,438
  10.320% due 08/25/2021                                   350              349
   8.625% due 10/25/2021                                 9,165            9,140
   4.725% due 10/25/2021                                   427              408
   6.940% due 10/25/2021 (d)                                52               52
   6.900% due 02/25/2027                                 2,880            2,800
   9.000% due 09/25/2028                                   121              121
   7.380% due 10/25/2028 (d)                               710              719
   6.209% due 10/25/2028 (d)                             1,589            1,654
   7.477% due 05/25/2029 (d)                             1,988            2,031
Ryland Mortgage Securities Corp.
   7.297% due 11/25/2021 (d)                               400              400
Salomon Brothers Mortgage Securities VII
   7.567% due 12/25/2017 (d)                             1,349            1,369
   8.391% due 12/25/2017 (d)                               115              117
   8.950% due 03/25/2024 (d)                               815              832
   9.120% due 09/25/2024 (d)                               194              198
   7.600% due 08/25/2030                                14,156           14,454
Sasco Floating Rate Commercial Mortgage Trust
   5.608% due 11/20/2001 (d)                             1,254            1,256

102 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Sears Mortgage Securities
  12.000% due 02/25/2014                         $          52     $         54
   7.431% due 10/25/2022 (d)                             1,477            1,493
SLH Mortgage Trust
   9.600% due 03/25/2021                                   216              215
Structured Asset Mortgage Investments, Inc.
   6.902% due 06/25/2028 (d)                             6,095            6,353
   6.581% due 06/25/2029 (d)                            29,054           29,515
   9.030% due 06/25/2029 (d)                             7,417            7,970
   6.750% due 05/02/2030                                 3,819            3,771
Structured Asset Securities Corp.
   6.750% due 07/25/2029                                13,731           13,915
   7.750% due 07/25/2030                                26,348           27,057
TMA Mortgage Funding Trust
   5.430% due 01/25/2029 (d)                             9,071            9,071
Torrens Trust
   5.424% due 07/15/2031 (d)                             9,064            9,064
Union Planters Mortgage Finance Corp.
   6.450% due 01/25/2028                                 6,000            6,025
Wells Fargo Mortgage-Backed Securities Trust
   7.000% due 02/25/2016                               154,405          158,204
                                                                   ------------
                                                                      1,171,712
                                                                   ------------
Fannie Mae 8.4%
   6.000% due 05/01/2011                                   125              125
   6.318% due 08/01/2029                                18,057           18,296
   6.500% due 09/01/2005-06/01/2008 (g)                    696              708
   6.748% due 11/01/2017 (d)                               129              131
   6.750% due 07/01/2017 (d)                               329              333
   6.758% due 04/01/2018 (d)                             5,955            5,976
   6.850% due 08/01/2017 (d)                                37               37
   6.857% due 12/01/2017-12/01/2023 (d)(g)                 373              377
   6.860% due 06/01/2017 (d)                                70               71
   7.000% due 04/01/2002-05/01/2012 (g)                    266              272
   7.282% due 01/01/2021 (d)                               356              356
   7.364% due 02/01/2028 (d)                             5,087            5,274
   7.434% due 07/25/2017 (d)                             2,139            2,212
   7.645% due 11/01/2017 (d)                               277              279
   7.766% due 11/01/2018 (d)                               130              132
   7.796% due 07/01/2017 (d)                               435              443
   8.000% due 03/01/2004-04/16/2031 (g)                325,049          335,205
   8.290% due 10/01/2024 (d)                             2,543            2,601
   8.291% due 01/01/2024 (d)                               103              106
   8.351% due 04/01/2024 (d)                             1,769            1,822
   8.472% due 01/01/2024 (d)                                28               29
   8.484% due 01/01/2024 (d)                             2,024            2,100
   8.500% due 03/01/2008-01/01/2026 (g)                  3,076            3,220
   8.899% due 07/01/2023 (d)                             1,245            1,268
   9.000% due 01/01/2025                                     3                3
   9.500% due 07/01/2024-11/01/2025 (g)                  3,332            3,559
  10.000% due 02/01/2004-01/01/2025 (g)                    946            1,019
  10.500% due 06/01/2005-12/01/2024 (g)                    141              152
  11.000% due 11/01/2020                                    39               43
  11.250% due 12/01/2010-10/01/2015 (g)                    100              112
  11.500% due 12/01/2008-02/01/2020 (g)                     54               60
  11.750% due 02/01/2016                                    35               40
  12.000% due 01/01/2015-10/01/2015 (g)                      6                6
  13.000% due 07/01/2015                                     5                6
  13.250% due 09/01/2011                                    12               14
  13.500% due 04/01/2014                                     3                4
  15.500% due 10/01/2012-12/01/2012 (g)                     51               62
  15.750% due 12/01/2011                                    21               26
  16.000% due 09/01/2012-12/01/2012 (g)                      9               11
                                                                   ------------
                                                                        386,490
                                                                   ------------
Federal Housing Administration 1.2%
   6.950% due 04/01/2014                                 2,029            2,068
   7.400% due 02/01/2019                                    91               91
   7.421% due 11/01/2019                                   447              445
   7.430% due 10/01/2019-11/01/2025 (g)                 53,446           53,253
                                                                   ------------
                                                                         55,857
                                                                   ------------
Freddie Mac 1.2%
   6.000% due 09/01/2006-03/01/2011 (g)                  8,960            9,076
   6.500% due 02/01/2005                                     1                1
   6.862% due 10/01/2027 (d)                             1,006            1,037
   7.000% due 05/14/2031                                15,200           15,376
   7.500% due 09/01/2006-03/01/2017 (d)(g)                 241              242
   7.625% due 01/01/2017 (d)                                35               36
   7.637% due 02/01/2020 (d)                             2,007            2,038
   8.000% due 03/01/2007-12/01/2024 (g)                  3,792            3,950
   8.250% due 10/01/2007-11/01/2007 (g)                     22               23
   8.337% due 11/01/2022 (d)                             1,367            1,401
   8.362% due 06/01/2024 (d)                               548              563
   8.365% due 11/01/2023 (d)                               433              445
   8.373% due 03/01/2024 (d)                                64               66
   8.376% due 10/01/2023 (d)                               873              895
   8.451% due 01/01/2024 (d)                             1,599            1,645
   8.500% due 07/01/2001-11/01/2025 (g)                 10,498           11,008
   8.511% due 07/01/2018 (d)                               249              255
   8.513% due 09/01/2023 (d)                               221              227
   8.535% due 12/01/2022 (d)                               557              572
   8.575% due 01/01/2024 (d)                               694              720
   8.750% due 04/01/2001-04/01/2002 (g)                     14               14
   9.000% due 05/01/2002-08/01/2022 (g)                  2,725            2,891
   9.250% due 07/01/2001                                     1                1
   9.500% due 03/01/2001-02/01/2025 (g)                    242              257
   9.750% due 03/01/2001-11/01/2008 (g)                    536              566
  10.000% due 04/01/2015-10/01/2019 (g)                     86               92
  10.500% due 10/01/2010-02/01/2016 (g)                     25               28
  10.750% due 09/01/2009-08/01/2011 (g)                    287              320
  11.500% due 10/01/2015-01/01/2016 (g)                     41               47
  11.750% due 11/01/2010-08/01/2015 (g)                     10               12
  12.000% due 09/01/2013                                     2                2
  14.000% due 09/01/2012-04/01/2016 (g)                     10               10
  14.500% due 12/01/2010                                     2                3
  15.000% due 08/01/2011-12/01/2011 (g)                      3                4
  15.500% due 11/01/2011                                     0                0
  16.000% due 04/01/2012                                     0                0
                                                                   ------------
                                                                         53,823
                                                                   ------------
Government National Mortgage Association 71.9%
   6.375% due 05/20/2027 (d)                             1,315            1,334
   6.500% due 03/20/2023-04/23/2031 (d)(g)             111,439          111,415
   7.000% due 03/15/2011-05/21/2031 (g)                452,672          459,180
   7.125% due 11/20/2026 (d)                               245              251
   7.375% due 04/20/2016-06/20/2027 (d)(g)              36,190           36,731
   7.500% due 02/15/2022-04/23/2031 (g)              1,309,585        1,342,645
   7.625% due 10/20/2023-12/20/2027 (d)(g)              47,207           48,404
   7.750% due 08/20/2022-07/20/2027 (d)(g)              64,425           65,942
   8.000% due 07/15/2004-04/23/2031 (g)              1,060,864        1,094,119
   8.500% due 12/15/2021-02/15/2031 (g)                111,934          116,268
   9.000% due 06/20/2016-12/15/2030 (g)                 31,879           33,309
   9.500% due 10/15/2016-06/15/2025 (g)                    105              112
   9.750% due 07/15/2013-10/15/2017 (g)                    424              459
  10.000% due 10/15/2013-11/15/2025 (g)                    105              116
  10.500% due 11/15/2019-02/15/2021 (g)                     15               17
  11.000% due 09/15/2010                                     6                6
  11.500% due 08/15/2018                                    33               37
  11.750% due 08/15/2013-08/15/2015 (g)                     46               53
  12.000% due 06/20/2015                                     8                9
  12.250% due 01/15/2014                                    36               41
  13.000% due 10/15/2013                                     6                7
  13.500% due 05/15/2011-11/15/2012 (g)                     20               24
  16.000% due 12/15/2011-02/15/2012 (g)                     22               26
                                                                   ------------
                                                                      3,310,505
                                                                   ------------
Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (IO)
 727.220% due 09/25/2006                                    20               80
   6.000% due 02/25/2008                                 1,289               51
 256.000% due 11/01/2008                                    19               78
   6.500% due 03/25/2009                                 3,964              367
   0.100% due 03/25/2009 (d)                            13,512              214
   7.500% due 03/25/2019                                 1,615               52
   6.500% due 05/25/2019                                 6,869              390

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 103

Low Duration Fund
March 31, 2001
                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
   6.500% due 04/25/2020                         $       3,777     $        207
   7.000% due 05/25/2021                                 2,596              169
 859.770% due 02/25/2022                                    16              200
   6.500% due 03/25/2023                                 2,493              278
   4.875% due 03/25/2024 (d)                             5,879              269
Fannie Mae (PO)
   0.000% due 09/25/2022                                    23               21
Freddie Mac (IO)
   6.000% due 02/15/2006                                     7                0
 998.181% due 07/15/2006                                     3                7
1019.460% due 08/15/2006                                     2                5
1194.390% due 12/15/2006                                     4               16
   6.000% due 10/15/2007                                   192                7
   6.000% due 02/15/2008                                   844               24
   7.000% due 08/15/2018                                 4,260              164
   6.500% due 05/15/2019                                 2,763              125
   6.500% due 06/15/2019                                 1,399               67
1049.620% due 04/15/2021                                    11               92
   6.500% due 04/15/2022                                 2,055              197
   7.000% due 05/15/2023                                   265               31
   4.000% due 01/15/2024                                20,919            3,194
Prudential Home Mortgage Securities (IO)
   0.300% due 04/25/2009 (d)                            44,034              243
                                                                   ------------
                                                                          6,548
                                                                   ------------
Total Mortgage-Backed Securities                                      4,984,935
(Cost $4,959,493)                                                  ------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 4.9%
--------------------------------------------------------------------------------
Advanta Equipment Receivables
   6.640% due 09/16/2002                                   348              350
Advanta Mortgage Loan Trust
   7.760% due 05/25/2018                                22,700           23,735
Amresco Residential Securities Mortgage Loan Trust
   5.720% due 07/25/2027 (d)                                85               85
Bayview Financial Revolving Mortgage
   6.350% due 08/25/2029 (d)                             6,900            6,960
Bombardier Capital Mortgage
   6.605% due 09/15/2010                                 6,943            6,982
Capital Asset Research Funding LP
   6.400% due 12/15/2004                                    58               58
Cento
   6.013% due 03/02/2002                                   278              280
CIT Marine Trust
   5.800% due 04/15/2010                                   200              202
Comed Transitional Funding Trust
   5.290% due 06/25/2003                                 1,918            1,919
Community Program Loan Trust
   4.500% due 10/01/2018                                15,367           14,516
Compucredit Credit Card Master Trust
   5.789% due 03/15/2007 (d)                            32,000           32,000
Conseco Finance
   6.940% due 11/15/2014                                   543              548
Contimortgage Home Equity Loan Trust
   6.770% due 01/25/2018                                 1,000            1,012
Duck Auto Grantor Trust
   5.650% due 03/15/2004                                 2,952            2,962
Embarcadero Aircraft Securitization Trust
   5.644% due 08/15/2025 (d)                             4,900            4,900
EQCC Home Equity Loan Trust
   6.780% due 10/15/2027 (d)                               229              229
Equity One ABS, Inc.
   7.325% due 02/25/2032                                 9,400            9,653
GF Funding Corp.
   6.890% due 01/20/2006                                16,142           16,306
Green Tree Financial Corp.
   6.550% due 02/15/2027                                10,135           10,340
   7.400% due 06/15/2027                                12,743           13,356
Green Tree Floorplan Receivables Master Trust
   5.921% due 11/15/2004 (d)                             1,000            1,000
Green Tree Home Improvement Loan Trust
   6.320% due 08/15/2008                                   970              971
   5.334% due 08/15/2029 (d)                               599              598
IMC Home Equity Loan Trust
   5.223% due 10/20/2027 (d)                             3,305            3,307
Irwin Home Equity
   7.460% due 11/25/2004                                18,321           18,856
Marriott Vacation Club Owner Trust
   5.930% due 09/20/2017 (d)                             8,294            8,288
Merit Securities Corp.
   7.040% due 12/28/2033                                16,618           16,697
New York City Tax Lien
   6.350% due 07/10/2007                                 4,850            4,728
Oakwood Mortgage Investors, Inc.
   6.950% due 08/15/2027                                 2,951            2,966
Ocwen Mortgage Loan Asset Backed Certificates
   6.060% due 10/25/2029 (d)                               561              562
Option One Mortgage Loan Trust
   5.340% due 09/25/2030 (d)                             5,686            5,695
Pacificamerica Home Equity Loan
   5.270% due 03/25/2028 (d)                               252              251
Providian Gateway Master Trust
   5.849% due 03/16/2009 (d)                             8,000            8,000
SallieMae
   6.824% due 07/25/2004 (d)                                21               21
   6.628% due 04/25/2006 (d)                             6,531            6,521
Saxon Asset Securities Trust
   7.205% due 01/25/2019                                   275              283
   5.760% due 05/25/2029 (d)                             1,189            1,190
Southern Pacific Secured Assets Corp.
   5.700% due 07/25/2029 (d)                               274              273
The Money Store Home Equity Trust
   5.344% due 06/15/2029 (d)                               533              533
                                                                   ------------
Total Asset-Backed Securities                                           227,133
(Cost $223,446)                                                    ------------

--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 0.8%
--------------------------------------------------------------------------------
Province of Quebec
   6.625% due 10/25/2001 (d)                               250              250
Republic of Brazil
   7.625% due 04/15/2006 (d)                             6,248            5,663
United Mexican States
   5.820% due 06/28/2001                                10,500           10,519
   9.616% due 04/07/2004 (d)                            21,530           22,123
                                                                   ------------
Total Sovereign Issues                                                   38,555
(Cost $38,123)                                                     ------------

--------------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES 1.5% (e)(f)
--------------------------------------------------------------------------------
British Telecom PLC
   4.726% due 07/27/2001 (d)                     EC     16,000           14,020
Korea Development Bank
   4.885% due 05/14/2001                         DM        340              152
   2.700% due 08/16/2002                         JY  2,000,000           15,991
Republic of Austria
   5.500% due 01/15/2010                         EC      8,900            8,082
Republic of Colombia
   7.000% due 03/06/2002                         IL 36,220,000           16,287
United Mexican States
   6.000% due 03/28/2002                         JY    960,000            8,013
   8.750% due 05/30/2002                         BP      3,000            4,328
                                                                   ------------
Total Foreign Currency-Denominated Issues                                66,873
(Cost $74,176)                                                     ------------

--------------------------------------------------------------------------------
   PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bond
   6.000% due 06/30/2001
   Strike @ 93.000 Exp. 05/26/2001               $         150                2
                                                                   ------------
Total Purchased Call Options                                                  2
(Cost $3)                                                          ------------

104 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Fannie Mae (OTC)
   8.000% due 06/20/2031
   Strike @ 93.734 Exp. 04/02/2001               $     120,000     $          0
Government National Mortgage Association (OTC)
   8.000% due 06/20/2031
   Strike @ 98.000 Exp. 06/13/2001                     715,000               27
                                                                   ------------
Total Purchased Put Options                                                  27
(Cost $75)                                                         ------------

--------------------------------------------------------------------------------
PREFERRED STOCK 1.7%
--------------------------------------------------------------------------------
                                                        Shares
Home Ownership Funding
  13.331% due 12/31/2049                                 3,000            2,265
Rhone-Poulenc SA
   8.125% due 12/31/2049                                13,000              327
SI Financing Trust I
   9.500% due 06/30/2026                               806,600           20,407
TCI Communications, Inc.
   9.720% due 12/31/2036                               224,700            5,719
   8.720% due 01/31/2045                             1,170,100           29,077
  10.000% due 05/31/2045                               800,300           20,088
                                                                   ------------
Total Preferred Stock                                                    77,883
(Cost $83,777)                                                     ------------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 7.1%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Certificates of Deposit 0.1%
Mexico Credit Link
  11.384% due 02/22/2002                         $       5,000            5,127

Commercial Paper 6.7%
Abbey National North America
   5.070% due 08/06/2001                                 8,800            8,650
Fannie Mae
   4.695% due 09/06/2001                                83,800           82,060
Federal Home Loan Bank
   4.675% due 09/07/2001                                 6,000            5,875
General Electric Capital Corp.
   4.900% due 04/25/2001                                33,000           32,897
Gillette Co.
   4.910% due 08/21/2001                                 8,000            7,849
Glaxo Wellcome
   4.970% due 04/30/2001                                12,500           12,452
Halifax Building Society
   4.600% due 08/02/2001                                 1,800            1,772
KFW International Finance, Inc.
   4.840% due 08/08/2001                                 1,900            1,867
   5.070% due 08/08/2001                                 3,700            3,636
Morgan Stanley Group, Inc.
   5.050% due 04/11/2001                                12,500           12,484
National Australia Funding
   5.120% due 04/05/2001                                12,500           12,495
National Rural Utilities Cooperative Finance Corp.
   4.810% due 05/24/2001                                 4,000            3,972
   4.910% due 05/25/2001                                12,500           12,410
Swedbank, Inc.
   4.930% due 04/25/2001                                11,800           11,763
   5.020% due 08/08/2001                                   200              197
   4.900% due 08/23/2001                                 5,000            4,905
UBS Finance, Inc.
   5.060% due 04/04/2001                                28,800           28,792
   5.030% due 08/07/2001                                13,000           12,776
   4.840% due 08/08/2001                                 9,500            9,336
   5.010% due 08/08/2001                                 8,000            7,862
   4.750% due 09/05/2001                                17,000           16,649
   4.740% due 09/12/2001                                15,000           14,678
                                                                   ------------
                                                                        305,377
                                                                   ------------
Repurchase Agreement 0.3%
State Street Bank
   4.600% due 04/02/2001                                14,789           14,789
                                                                   ------------
   (Dated 03/30/2001. Collateralized by
   Federal Farm Credit Bank 5.875% due 07/02/2001 valued at $15,086. Repurchase proceeds are $14,795.)

U.S. Treasury Bills 0.0%
   5.151% due 05/17/2001 (b)(g)                            330              328
                                                                   ------------
Total Short-Term Instruments                                            325,621
(Cost $325,580)                                                    ------------

Total Investments (a) 181.7%                                       $  8,365,786
(Cost $8,337,219)

Written Options (c) (0.0%)                                               (2,050)
(Premiums $1,822)

Other Assets and Liabilities (Net) (81.7%)                           (3,760,447)

Net Assets 100.0%                                                  $  4,603,289
                                                                   ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $8,337,305 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                               $     82,621

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (54,140)

Unrealized appreciation-net                                        $     28,481
                                                                   ------------
(b) Securities with an aggregate market value of $10,468 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                          # of     Appreciation/
Type                                                 Contracts    (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2001)                         99     $        (26)
U.S. Treasury 10 Year Note (06/2001)                        48               21
U.S. Treasury 30 Year Bond (06/2001)                        61              (69)
Euribor Futures (03/2002)                                  294              342
Eurodollar September Futures (09/2002)                     122              (41)
Eurodollar March Futures (03/2003)                         122              (58)
Eurodollar June Futures (06/2002)                          122              (36)
Eurodollar December Futures (12/2002)                      122              (51)
                                                                   ------------
                                                                   $         82
                                                                   ------------

(c) Premiums received on written options:

                                               # of
Type                                      Contracts       Premium         Value
-------------------------------------------------------------------------------
Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/31/2001         18,500,000   $       171   $       336

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/30/2001         27,800,000           270           506

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 06/04/2001         26,600,000           157           503

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/30/2001          9,300,000            86           169

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 11/21/2001         19,200,000           588           264

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 11/27/2001         19,200,000           550           272
                                                      -------------------------
                                                      $     1,822   $     2,050
                                                      -------------------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 105

 Low Duration Fund
 March 31, 2001



(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                    Principal
                    Amount                        Unrealized
                    Covered by    Settlement  Appreciation/
Type     Currency   Contract      Month       (Depreciation)
------------------------------------------------------------
Buy      EC           102,029      04/2001     $    (5,410)
Sell                  102,029      04/2001             541
Buy                    86,029      06/2001            (325)
Sell     BP             2,588      05/2001             127
Buy      JY         2,967,100      04/2001            (576)
Sell                2,967,100      04/2001           1,332
Sell                2,967,100      06/2001             598
                                               -----------
                                               $    (3,713)
                                               -----------

(f) Principal amount denoted in indicated currency:

        BP - British Pound
        DM - German Mark
        EC - Euro
        IL - Italian Lira
        JY - Japanese Yen

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security is in default.

(j) Subject to financing transaction.

(k) Swap agreements outstanding at March 31, 2001:

                                                                     Unrealized
                                                     Notional     Appreciation/
Type                                                   Amount    (Depreciation)
-------------------------------------------------------------------------------
Receive fixed rate equal to 6.0% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/15/2006                                  $       2,900     $         53

Receive fixed rate equal to 5.633% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/02/2004                                  BP     23,300              305

Receive fixed rate equal to 5.626% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 02/01/2004                                         77,600              997

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley
Exp. 01/11/2011                                  JY 14,460,000           (5,083)

Receive fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                  BP    175,100            1,585

Receive fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                         94,300              853

Receive fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                  $      20,000     $          1

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                         43,000                1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                          5,000                0

Receive fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. 6.40% due 07/15/2006.

Broker: Lehman Brothers
Exp. 12/19/2001                                         25,000                0

Receive fixed rate equal to 1.25% and the Fund will pay to the counterparty at par in the event of default of MGM Mirage, Inc. Corporate Bond.

Broker: Morgan Stanley
Exp. 04/13/2001                                         20,000                0
                                                                   ------------
                                                                   $     (1,288)
                                                                   ------------

(l) Reverse repurchase agreements were entered into March 2, 2001 paying interest at 5.390%. The following security was segregated with collateral for reverse repurchase agreements:

Type                                                     Maturity         Value
-------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities                 02/25/2016   $   158,204
                                                                    -----------

(m) Short sales open at March 31, 2001 were as follows:

                           Coupon
Type                       (%)        Maturity        Par        Value       Proceeds
-------------------------------------------------------------------------------------
U.S. Treasury Notes        5.875    11/15/2004    137,080    $ 143,205    $   142,647
U.S. Treasury Notes        6.000    08/15/2004     50,000       52,359         52,230
U.S. Treasury Notes        5.750    10/31/2002    123,200      126,138        125,874
U.S. Treasury Notes        6.750    05/15/2005    110,200      119,152        118,262
U.S. Treasury Notes        6.125    08/31/2002     16,400       16,833         16,748
U.S. Treasury Notes        5.750    11/15/2005     43,000       45,103         44,350
U.S. Treasury Notes        5.125    12/31/2002    103,400      104,927        104,470
U.S. Treasury Notes        4.250    11/15/2003     96,000       95,786         95,491
                                                             ------------------------
                                                             $ 703,503     $  700,072
                                                             ------------------------

106 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
Low Duration Fund II
March 31, 2001

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 31.5%
--------------------------------------------------------------------------------
Banking & Finance 28.9%
Associates Corp. of North America
   6.750% due 07/15/2001                         $      20,000     $     20,103
   5.750% due 11/01/2003                                   400              404
Beneficial Corp.
   6.611% due 04/02/2002 (d)                             3,000            3,003
Chrysler Financial Corp. LLC
   5.100% due 06/18/2003 (d)                            10,000            9,835
CIT Group, Inc.
   7.375% due 03/15/2003                                18,000           18,600
Countrywide Home Loans
   6.850% due 06/15/2004                                 1,000            1,033
Donaldson, Lufkin & Jenrette, Inc.
   7.250% due 07/18/2003 (d)                             4,700            4,714
Ford Motor Credit Co.
   7.750% due 11/15/2002                                 1,700            1,760
   5.750% due 02/23/2004                                   800              800
   6.125% due 03/20/2004                                   200              202
   6.700% due 07/16/2004                                   900              921
   7.213% due 07/18/2005 (d)                            12,300           12,106
General Electric Capital Corp.
   5.890% due 05/11/2001                                   800              801
General Motors Acceptance Corp.
   7.125% due 05/01/2001                                 4,000            4,006
   6.625% due 01/10/2002                                 4,000            4,050
   6.625% due 10/01/2002                                    25               25
   5.875% due 01/22/2003                                 4,000            4,026
   7.625% due 05/05/2003                                 1,100            1,145
   8.950% due 07/02/2009                                10,279           11,079
Goldman Sachs Group, Inc.
   6.600% due 07/15/2002                                 1,500            1,527
   6.963% due 01/17/2003 (d)                             3,000            3,005
Heller Financial, Inc.
   5.956% due 07/24/2002 (d)                            15,000           15,031
Hitachi Credit America
   6.100% due 04/24/2001                                20,000           20,010
Household Finance Corp.
   6.700% due 06/15/2002                                 2,525            2,574
Lehman Brothers Holdings, Inc.
   7.450% due 05/07/2002 (d)                             5,200            5,228
Metropolitan Life Insurance Co.
   6.300% due 11/01/2003                                10,000           10,162
Morgan Stanley, Dean Witter & Co.
   5.660% due 08/07/2003 (d)                             2,400            2,403
Sears Roebuck Acceptance Corp.
   6.720% due 10/23/2002                                20,000           20,288
Wells Fargo & Co.
   6.625% due 07/15/2004                                   105              109
Westdeutsche Landesbank
   6.750% due 06/15/2005                                 5,000            5,129
                                                                   ------------
                                                                        184,079
                                                                   ------------
Industrials 1.5%
Cargill, Inc.
   6.871% due 01/14/2002 (d)                             5,000            5,002
Caterpillar, Inc.
   9.750% due 06/01/2019                                 3,871            4,043
Procter & Gamble Co.
   5.250% due 09/15/2003                                   400              404
Times Mirror Co.
   6.650% due 10/15/2001                                   200              202
Wal-Mart Stores, Inc.
   6.550% due 08/10/2004                                   100              104
                                                                   ------------
                                                                          9,755
                                                                   ------------
Utilities 1.1%
AT&T Corp.
   5.125% due 04/01/2001                                   900              900
DTE Capital Corp.
   6.170% due 06/15/2003 (d)                             5,000            5,036
Southern California Gas Co.
   5.670% due 01/18/2028                                 1,000              801
                                                                          6,737
                                                                   ------------
Total Corporate Bonds & Notes                                           200,571
(Cost $198,259)                                                    ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 1.1%
--------------------------------------------------------------------------------
Fannie Mae
   7.500% due 02/11/2002                                   175              179
   6.250% due 11/15/2002                                   150              154
   5.250% due 01/15/2003                                   935              946
   6.500% due 08/15/2004                                   100              105
   7.000% due 07/15/2005                                    75               80
   6.625% due 09/15/2009                                 2,000            2,123
Federal Home Loan Bank
   5.135% due 09/22/2003                                   400              402
   6.340% due 11/05/2013                                 1,900            1,862
   6.550% due 12/30/2013                                 1,085            1,071
                                                                   ------------
Total U.S. Government Agencies                                            6,922
(Cost $6,496)                                                      ------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 8.8%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (e)
   3.625% due 07/15/2002 (b)(c)                          4,701            4,794
   3.375% due 01/15/2007 (c)                            40,671           41,116
   3.625% due 01/15/2008 (c)                             3,685            3,771
   3.875% due 01/15/2009 (c)                             1,922            1,999
U.S. Treasury Notes
   6.625% due 06/30/2001                                    75               75
   5.875% due 11/30/2001                                   685              692
   6.250% due 01/31/2002                                   480              488
   6.375% due 08/15/2002                                   440              453
   5.875% due 09/30/2002                                   240              246
   5.750% due 08/15/2003                                   195              201
   6.250% due 02/15/2003                                   315              326
   4.750% due 02/15/2004                                    55               56
   7.250% due 05/15/2004                                   325              351
   5.875% due 11/15/2004                                   105              110
   6.750% due 05/15/2005                                   370              400
   6.625% due 05/15/2007                                    50               55
   5.625% due 05/15/2008                                   800              836
                                                                   ------------
Total U.S. Treasury Obligations                                          55,969
(Cost $55,021)                                                     ------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 128.7%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 29.1%
Bear Stearns Adjustable Rate Mortgage Trust
   7.500% due 12/25/2030 (d)                             2,616            2,646
   7.490% due 12/25/2030 (d)                             2,758            2,787
CMC Securities Corp. II
   8.447% due 04/25/2025 (d)                             1,095            1,094
Criimi Mae Financial Corp.
   7.000% due 01/01/2033                                10,874           10,980
CS First Boston Mortgage Securities Corp.
   7.500% due 02/25/2031                                22,597           23,241
DLJ Mortgage Acceptance Corp.
   9.306% due 05/25/2024 (d)                               417              423
Fannie Mae
   6.150% due 09/25/2016                                 2,155            2,156
   9.250% due 10/25/2018                                    59               63
   8.000% due 11/25/2023                                 3,738            3,854
   5.500% due 10/25/2030 (d)                             7,477            7,490
First Nationwide Trust
   7.750% due 10/25/2030                                26,867           27,862
Freddie Mac
  12.100% due 01/31/2009                                   975            1,038
  12.900% due 05/01/2014                                   109              121
   6.500% due 07/15/2017                                   298              299
   6.000% due 05/15/2022                                 4,637            4,675
   8.500% due 06/01/2025                                   119              124
   7.500% due 08/15/2028                                 1,430            1,436
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                 2,198            2,217
Government National Mortgage Association
   7.500% due 11/20/2023                                 1,000            1,031
   7.750% due 01/17/2030                                 1,000            1,040
   5.507% due 09/20/2030 (d)                             4,288            4,277

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 107

Low Duration Fund II
March 31, 2001

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Guardian Savings & Loan Association
   8.026% due 07/25/2019 (d)                     $          39     $         38
Nationslink Funding Corp.
   5.921% due 04/10/2007 (d)                               924              925
   7.030% due 01/20/2008                                   184              193
Norwest Asset Securities Corp.
   6.750% due 12/25/2027                                 2,169            2,179
   6.500% due 04/25/2028                                 1,113            1,132
PNC Mortgage Securities Corp.
   7.750% due 07/25/2030                                 7,151            7,342
Residential Funding Mortgage Securities, Inc.
   7.500% due 10/25/2022                                   712              727
Resolution Trust Corp.
   7.014% due 05/25/2019 (d)                               674              672
   7.379% due 10/25/2028 (d)                             2,523            2,558
Ryland Mortgage Securities Corp.
  14.000% due 11/25/2031                                    60               64
Salomon Brothers Mortgage Securities VII
   8.450% due 11/25/2022 (d)                               612              619
   7.599% due 12/25/2030                                 2,331            2,380
Sears Mortgage Securities
   7.431% due 10/25/2022 (d)                               615              622
Structured Asset Mortgage Investments, Inc.
   9.032% due 06/25/2029 (d)                             7,966            8,560
   6.750% due 05/02/2030                                 7,437            7,339
Structured Asset Securities Corp.
   6.750% due 07/25/2029                                 4,366            4,410
   7.750% due 07/25/2030                                 9,485            9,741
Union Planters Mortgage Finance Corp.
   6.600% due 01/25/2028                                13,000           13,157
Wells Fargo Mortgage-Backed Securities Trust
   7.000% due 02/25/2016                                23,269           23,842
                                                                   ------------
                                                                        185,354
                                                                   ------------
Fannie Mae 10.4%
   6.840% due 11/01/2027 (d)                               661              670
   6.857% due 09/01/2028 (d)                             1,748            1,772
   7.490% due 10/01/2030 (d)                             2,377            2,447
   7.500% due 08/01/2029-09/01/2029 (f)                  4,860            4,974
   7.508% due 10/01/2030 (d)                             5,855            6,029
   7.510% due 08/01/2030-11/01/2039 (d)(f)              11,981           12,335
   8.000% due 04/16/2031                                36,000           37,125
   8.250% due 01/01/2024 (d)                               582              587
  10.500% due 05/01/2012                                   615              676
                                                                   ------------
                                                                         66,615
                                                                   ------------
Federal Housing Administration 4.0%
   7.200% due 05/01/2009                                 1,656            1,647
   7.430% due 07/01/2024                                23,636           23,575
                                                                   ------------
                                                                         25,222
                                                                   ------------
Freddie Mac 0.2%
   6.500% due 06/01/2001                                   110              110
   8.000% due 07/01/2024                                   241              252
   8.500% due 06/01/2009-10/01/2010                        236              244
   8.581% due 07/01/2023 (d)                               486              498
  10.500% due 09/01/2015                                     8                8
                                                                   ------------
                                                                          1,112
                                                                   ------------
Government National Mortgage Association 85.0%
   6.500% due 08/15/2023-04/23/2031 (d)(f)              52,822           52,887
   7.000% due 03/15/2022-11/15/2023 (f)                 16,064           16,398
   7.375% due 04/20/2022-05/20/2027 (d)(f)              10,948           11,124
   7.500% due 02/15/2022-04/23/2031 (f)                150,584          154,413
   7.620% due 10/20/2025 (d)                             7,320            7,504
   7.750% due 07/20/2023-07/20/2025 (d)(f)               7,586            7,769
   8.000% due 03/15/2023-04/23/2031 (f)                228,153          235,162
   8.500% due 11/15/2029-01/15/2031 (f)                 44,626           46,358
   9.000% due 07/20/2016-10/15/2030 (f)                  9,030            9,435
                                                                   ------------
                                                                        541,050
                                                                   ------------
Total Mortgage-Backed Securities                                        819,353
(Cost $813,967)                                                    ------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 5.7%
--------------------------------------------------------------------------------
Bay View Auto Trust
   6.880% due 02/15/2003                                 2,138            2,148
Countrywide Asset-Backed Certificates
   6.130% due 03/25/2031 (d)                                77               76
Countrywide Home Equity Loan Trust
   5.403% due 08/15/2025 (d)                             6,715            6,713
Embarcadero Aircraft Securitization Trust
   5.643% due 08/15/2025 (d)                             3,013            3,013
First Alliance Mortgage Loan Trust
   5.387% due 03/20/2031 (d)                             9,806            9,819
Green Tree Financial Corp.
   6.750% due 07/15/2025                                    37               38
Novastar Home Equity Loan
   5.400% due 01/25/2030 (d)                             8,097            8,107
The Money Store Home Equity Trust
   6.490% due 10/15/2026                                 6,091            6,174
                                                                   ------------
Total Asset-Backed Securities                                            36,088
(Cost $36,039)                                                     ------------

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Government National Mortgage Association (OTC)
   7.500% due 06/20/2031
   Strike @ 96.625 Exp. 06/13/2001                     131,000                5
                                                                   ------------
Total Purchased Put Options                                                   5
(Cost $10)                                                         ------------

--------------------------------------------------------------------------------
PREFERRED SECURITY 0.8%
--------------------------------------------------------------------------------
                                                        Shares
DG Funding Trust
   7.152% due 12/29/2020 (d)                               510            5,202
                                                                   ------------
Total Preferred Security                                                  5,202
(Cost $5,100)                                                      ------------


--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 1.7%
--------------------------------------------------------------------------------
                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 0.6%
American Express Credit Corp.
   4.860% due 05/15/2001                         $       1,500            1,491
Fannie Mae
   4.695% due 09/06/2001                                   800              784
General Electric Capital Corp.
   5.410% due 04/03/2001                                   500              500
   5.200% due 04/18/2001                                   100              100
   4.940% due 05/30/2001                                   800              794
National Rural Utilities Cooperative Finance Corp.
   4.880% due 05/25/2001                                   400              397
                                                                   ------------
                                                                          4,066
                                                                   ------------
Repurchase Agreement 1.0%
State Street Bank
   4.600% due 04/02/2001                                 6,617            6,617
   (Dated 03/30/2001. Collateralized by Freddie Mac                ------------
   7.000% due 03/15/2010 valued at $6,753.
   Repurchase proceeds are $6,620.)

U.S. Treasury Bills 0.1%
   4.760% due 05/17/2001 (b)(c)                            145              144
                                                                   ------------

Total Short-Term Instruments                                             10,827
(Cost $10,827)                                                     ------------

Total Investments (a) 178.3%                                       $  1,134,937
(Cost $1,125,719)

Other Assets and Liabilities (Net) (78.3%)                             (498,313)
                                                                   ------------
Net Assets 100.0%                                                  $    636,624
                                                                   ------------

108 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,126,129 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     10,841

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (2,033)
                                                                   ------------

Unrealized appreciation-net                                        $      8,808
                                                                   ------------

(b) Securities with an aggregate market value of $478 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                          # of        Unrealized
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (06/2001)                         93     $        (66)
U.S. Treasury 5 Year Note (06/2001)                          8               (4)
                                                                   ------------
                                                                   $        (70)
                                                                   ------------

(c) Subject to financing transaction.

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Principal amount of the security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 109

Schedule of Investments
Low Duration Fund III
March 31, 2001

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 40.9%
--------------------------------------------------------------------------------
Banking & Finance 16.9%
Bank of America Corp.
   8.125% due 02/01/2002                         $       1,000     $      1,025
CIT Group, Inc.
   5.190% due 09/13/2002 (d)                               400              399
General Motors Acceptance Corp.
   6.396% due 01/20/2004 (d)                             1,000            1,000
   5.999% due 07/21/2004 (d)                               200              198
Goldman Sachs Group, Inc.
   5.810% due 02/18/2002 (d)                               665              668
Korea Development Bank
   7.625% due 10/01/2002                                 1,000            1,026
National Rural Utilities Cooperative Finance Corp.
   5.721% due 08/13/2002 (d)                             1,000            1,000
Salomon, Smith Barney Holdings
   5.567% due 05/14/2002 (d)                               325              325
Spieker Properties LP - REITS
   7.580% due 12/17/2001                                 1,000            1,016
Western Capital
  10.665% due 01/07/2003                                   600              600
                                                                   ------------
                                                                          7,257
                                                                   ------------
Industrials 4.7%
Cargill, Inc.
   5.818% due 01/14/2002 (d)                             1,000            1,000
TRW, Inc.
   6.450% due 06/15/2001                                 1,000              999
                                                                   ------------
                                                                          1,999
                                                                   ------------
Utilities 19.3%
British Telecommunications PLC
   7.625% due 12/15/2005                                   200              207
Consolidated Edison, Inc.
   5.093% due 06/15/2002 (d)                               500              501
Entergy Gulf States, Inc.
   6.410% due 08/01/2001                                 1,000            1,003
Florida Power & Light
   6.875% due 12/01/2005                                 1,000            1,047
France Telecom
   7.200% due 03/01/2006                                   300              305
Niagara Mohawk Power Co.
   7.125% due 07/01/2001                                   756              759
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (d)(j)                            400              330
Philadelphia Electric
   6.500% due 05/01/2003                                 1,500            1,532
Telekomunikacja Polska SA
   7.125% due 12/10/2003                                 1,000            1,004
WorldCom, Inc.
   6.125% due 08/15/2001                                 1,600            1,603
                                                                   ------------
                                                                          8,291
                                                                   ------------
Total Corporate Bonds & Notes                                            17,547
(Cost $17,408)                                                     ------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 9.1%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002 (b)                               219              223
   3.375% due 01/15/2007                                 2,984            3,017
   3.625% due 01/15/2008                                   325              333
   3.875% due 01/15/2009                                   320              333
                                                                   ------------
Total U.S. Treasury Obligations                                           3,906
(Cost $3,825)                                                      ------------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 113.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 29.3%
Bear Stearns Adjustable Rate Mortgage Trust
   7.499% due 12/25/2030 (d)                               180              182
   7.490% due 12/25/2030 (d)                               190              192
Countrywide Home Loans
   7.750% due 04/25/2030                                    76               77
CS First Boston Mortgage Securities Corp.
   7.500% due 02/25/2031                                 1,549            1,593
First Nationwide Trust
   7.750% due 10/25/2030                                 2,037            2,112
Freddie Mac
   5.613% due 11/15/2030 (d)                               929              933
GMAC Commercial Mortgage Securities, Inc.
   6.570% due 09/15/2033                                   886              911
Independent National Mortgage Corp.
   7.250% due 11/25/2010                                   884              892
PNC Mortgage Securities Corp.
   7.750% due 07/25/2030                                   505              518
Prudential Home Mortgage Securities
   7.500% due 08/25/2024                                   921              949
Residential Funding Mortgage Securities I
   7.750% due 11/25/2026                                 1,000            1,041
Salomon Brothers Mortgage Securities VII
   7.599% due 11/25/2030                                   173              176
Structured Asset Securities Corp.
   6.750% due 07/25/2029                                 1,373            1,387
Washington Mutual, Inc.
   7.170% due 01/25/2040 (d)                                98              101
Wells Fargo Mortgage-Backed Securities Trust
   7.000% due 02/25/2016                                 1,472            1,508
                                                                   ------------
                                                                         12,572
                                                                   ------------
Fannie Mae 2.7%
   7.508% due 09/01/2040 (d)                             1,125            1,158
                                                                   ------------
Freddie Mac 0.2%
   8.750% due 10/01/2001                                    88               88
                                                                   ------------
Government National Mortgage Association 81.4%
   6.500% due 04/23/2031 (d)                             1,000            1,000
   7.000% due 05/20/2030-04/23/2031 (d)(i)               2,752            2,785
   7.375% due 06/20/2027 (d)                               506              513
   7.500% due 04/23/2031                                 7,500            7,686
   8.000% due 04/23/2031                                19,900           20,533
   8.500% due 10/20/2026-10/15/2030 (i)                  2,365            2,452
                                                                   ------------
                                                                         34,969
                                                                   ------------
Total Mortgage-Backed Securities                                         48,787
(Cost $48,503)                                                     ------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 6.1%
--------------------------------------------------------------------------------
Bayview Financial Acquisition Trust
   5.920% due 11/25/2030 (d)                             1,300            1,300
Circuit City Credit Card Master Trust
   5.393% due 02/15/2006 (d)                             1,000            1,001
SallieMae
   5.769% due 10/25/2005 (d)                               305              305
                                                                   ------------
Total Asset-Backed Securities                                             2,606
(Cost $2,604)                                                      ------------

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Government National Mortgage Association (OTC)
   7.000% due 05/21/2031
   Strike @ 94.625 Exp. 05/04/2001                       1,000                0
                                                                   ------------
Total Purchased Put Options                                                   0
(Cost $0)                                                          ------------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 4.4%
--------------------------------------------------------------------------------
Commercial Paper 3.9%
American Express Credit Corp.
   4.860% due 05/15/2001                                   300              298
Fannie Mae
   4.685% due 09/06/2001                                   500              490
General Electric Capital Corp.
   4.600% due 07/18/2001                                   300              296
Swedbank, Inc.
   5.150% due 04/25/2001                                   400              399
   4.790% due 08/15/2001                                   200              196
                                                                   ------------
                                                                          1,679
                                                                   ------------

110 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Repurchase Agreement 0.5%
State Street Bank
   4.600% due 04/02/2001                         $         203     $        203
                                                                   ------------
   (Dated 03/30/2001. Collateralized by
   Freddie Mac 5.500% due 02/13/2004 valued at $212. Repurchase proceeds are $203.)

U.S. Treasury Bills 0.0%
   4.910% due 05/17/2001 (b)                                 1                1
                                                                   ------------

Total Short-Term Instruments                                              1,883
(Cost $1,883)                                                      ------------


Total Investments (a) 174.1%                                       $     74,729
(Cost $74,223)

Written Options (c) (0.0%)                                                  (19)
(Premiums $21)

Other Assets and Liabilities (Net) (74.1%)                              (31,775)
                                                                   ------------

Net Assets 100.0%                                                  $     42,935
                                                                   ------------


Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $74,223 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $        593

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (87)
                                                                   ------------

Unrealized appreciation-net                                        $        506
                                                                   ------------

(b) Securities with an aggregate market value of $224 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                          # of     Appreciation/
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (06/2001)                          8     $         (6)
U.S. Treasury 5 Year Note (06/2001)                          5                2
U.S. Treasury 30 Year Bond (06/2001)                        15               (5)
Euribor Futures (03/2002)                                    3                3
                                                                   ------------
                                                                   $         (6)
                                                                   ------------

(c) Premiums received on written options:

                                                    # of
Type                                           Contracts    Premium       Value
--------------------------------------------------------------------------------
Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/31/2001                 300,000     $    2    $      4

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/30/2001                 300,000          3           4

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 06/04/2001                 300,000          2           5

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 12/03/2001                 100,000          2           1

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 11/27/2001                 200,000          6           2

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 11/21/2001                 200,000          6           3
                                                             ------------------
                                                             $   21    $     19
                                                             ------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                    Principal
                    Amount                        Unrealized
                    Covered by    Settlement   Appreciation/
Type     Currency   Contract      Month       (Depreciation)
------------------------------------------------------------
Buy      EC            1,371       04/2001       $      (73)
Sell                   1,371       04/2001               10
Buy                      971       06/2001               (3)
                                                 ----------
                                                 $      (66)
                                                 ----------

(f) Principal amount denoted in indicated currency:

   BP - British Pound
   EC - Euro
   JY - Japanese Yen

(g) Swap agreements outstanding at March 31, 2001:

                                                                      Unrealized
                                                     Notional      Appreciation/
Type                                                   Amount     (Depreciation)
--------------------------------------------------------------------------------
Receive a fixed rate equal to 5.633% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/02/2004                                  BP        200     $          2

Receive a fixed rate equal to 5.626% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 02/02/2004                                            800                8

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley
Exp. 01/11/2011                                  JY    129,000              (45)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                  BP      1,700               17

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                            900                9
                                                                   ------------
                                                                   $         (9)
                                                                   ------------

(h) Principal amount of the security is adjusted for inflation.

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Security is in default.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 111

Schedule of Investments
Short-Term Fund
March 31, 2001

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 63.1%
--------------------------------------------------------------------------------
Banking & Finance 36.6%
ABN AMRO Bank
   6.625% due 10/31/2001                         $       2,000     $      2,019
AT&T Capital Corp.
   7.000% due 08/15/2001                                 2,300            2,313
Banco Nacional Obra Services
   9.625% due 11/15/2003                                 3,900            4,115
Bank One Corp.
   5.681% due 01/24/2002 (d)                             2,000            2,002
BankBoston Corp.
   6.125% due 03/15/2002                                 1,000            1,010
Bear Stearns Co., Inc.
   5.270% due 09/21/2004 (d)                             3,900            3,901
Chrysler Financial Corp. LLC
   5.690% due 11/15/2001                                 1,200            1,204
CIT Group, Inc.
   5.190% due 09/13/2002 (d)                             6,300            6,282
Citigroup, Inc.
   5.500% due 08/19/2003 (d)                            11,040           11,273
DaimlerChrysler Financial Services
North America LLC
   5.250% due 10/22/2001                                 2,800            2,788
Dime Bancorp, Inc.
   7.000% due 07/25/2001                                 2,400            2,406
Donaldson, Lufkin & Jenrette, Inc.
   6.258% due 07/18/2003 (d)                             8,000            8,024
DQE Capital Corp.
   6.178% due 01/15/2002 (d)                             2,000            2,001
Export-Import Bank Korea
   6.500% due 02/10/2002 (d)                             1,000            1,006
First USA Bank
   5.458% due 05/15/2002 (d)                             6,000            5,999
Ford Credit Canada
   5.180% due 12/16/2002 (d)                            10,000            9,990
Ford Motor Credit Co.
   5.400% due 08/27/2006 (d)                             6,840            6,840
   5.092% due 03/19/2002 (d)                             4,295            4,286
   5.322% due 06/02/2003 (d)                             2,500            2,497
   6.178% due 07/18/2005 (d)                            10,000            9,842
General Motors Acceptance Corp.
   5.510% due 08/18/2003 (d)                            16,575           16,560
   6.396% due 01/20/2004 (d)                             3,900            3,900
Golden State Holdings
   6.750% due 08/01/2001 (d)                             7,000            6,984
Goldman Sachs Group, Inc.
   5.971% due 01/17/2003 (d)                             5,000            5,009
Heller Financial, Inc.
   5.116% due 06/25/2001 (d)                               800              800
   5.888% due 04/22/2002 (d)                            12,900           12,899
   6.500% due 07/22/2002                                 1,000            1,015
Korea Development Bank
   7.125% due 09/17/2001                                 2,604            2,621
   7.900% due 02/01/2002                                   900              913
   7.625% due 10/01/2002                                 2,500            2,564
Lehman Brothers Holdings, Inc.
   6.110% due 05/07/2002 (d)                             3,000            3,016
   6.771% due 04/04/2003 (d)                             3,000            3,004
MBNA Corp.
   5.360% due 09/13/2001 (d)                             5,000            5,005
Merrill Lynch & Co.
   5.805% due 08/01/2003 (d)                             4,000            4,011
Morgan Stanley, Dean Witter & Co.
   5.722% due 01/28/2002 (d)                             8,600            8,616
National Consumer Coop Bank
   7.151% due 04/02/2001 (d)                            16,000           16,000
   6.410% due 10/26/2001 (d)                            10,000           10,010
Paine Webber Group, Inc.
   6.238% due 07/15/2002 (d)                            10,000           10,057
Protective Life Funding Trust
   6.088% due 01/17/2003 (d)                             2,000            2,003
PS Colorado Credit Corp.
   5.843% due 05/30/2002 (d)                             2,000            1,998
Qwest Capital Funding, Inc.
   6.875% due 08/15/2001                                15,430           15,522
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002                                 3,312            3,330
   6.018% due 07/18/2007 (d)                             5,000            5,011
Transamerica Finance Corp.
   5.307% due 12/14/2001 (d)                             4,000            4,001
U.S. Bancorp
   5.755% due 02/03/2003 (d)                             3,700            3,714
                                                                   ------------
                                                                        238,361
                                                                   ------------
Industrials 15.2%
Air Canada
   6.037% due 07/31/2005 (d)                             1,636            1,516
Clear Channel Communications, Inc.
   5.583% due 06/15/2002 (d)                               900              903
Coastal Corp.
   6.125% due 07/21/2003 (d)                             5,000            5,014
DaimlerChrysler North America Holding Corp.
   6.670% due 09/25/2001                                 2,000            2,016
   6.670% due 02/15/2002                                 5,900            5,989
   5.640% due 08/23/2002 (d)                             5,800            5,752
   5.153% due 09/16/2002 (d)                             7,000            6,921
   5.790% due 12/16/2002 (d)                             2,100            2,091
Enron Corp.
   5.510% due 09/10/2001 (d)                             3,000            3,002
HCA - The Healthcare Co.
   6.442% due 09/19/2002 (d)                            10,000            9,999
Lockheed Martin Corp.
   6.850% due 05/15/2001                                10,000           10,014
Petroleos Mexicanos
   7.768% due 07/15/2005 (d)                             2,000            2,005
   9.375% due 12/02/2008                                 1,000            1,043
Racers
   5.713% due 03/03/2003 (d)                            10,000           10,005
Raytheon Co.
   5.738% due 08/10/2001 (d)                            10,000           10,012
Safeway, Inc.
   7.000% due 09/15/2002                                 9,300            9,471
Staples, Inc.
   6.195% due 11/26/2001 (d)                             1,400            1,402
Time Warner, Inc.
   6.100% due 12/30/2001                                 3,000            3,012
Tyco International Group SA
   6.125% due 06/15/2001                                 6,074            6,079
Waste Management, Inc.
   7.125% due 06/15/2001                                 3,000            3,004
                                                                   ------------
                                                                         99,250
                                                                   ------------
Utilities 11.3%
Allete
   6.498% due 10/20/2003 (d)                             8,800            8,809
Appalachian Power Co.
   5.360% due 06/27/2001 (d)                               900              900
British Telecommunications PLC
   6.078% due 12/15/2003 (d)                             5,000            5,002
Central Power & Light Co.
   5.830% due 02/22/2002 (d)                             2,000            2,002
CenturyTel, Inc.
   7.750% due 10/15/2002                                 2,000            2,037
Commonwealth Edison Co.
   5.527% due 09/30/2003 (d)                             2,000            2,001
Deutsche Telekom AG
   7.750% due 06/15/2005                                 5,000            5,166
Dominion Resources, Inc.
   5.683% due 09/16/2002 (d)                             6,500            6,526
Exelon Corp.
   5.625% due 11/01/2001                                 2,000            2,006
Indiana Michigan Power Co.
   5.713% due 09/03/2002 (d)                             1,000            1,001
Nevada Power Co.
   5.990% due 08/20/2001 (d)                             5,000            5,005
Oneok, Inc.
   6.231% due 04/24/2002 (d)                             5,000            5,009
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (c)(d)                          1,900            1,568
   7.375% due 11/01/2005 (c)                             5,000            3,825

112 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Sierra Pacific Resources
   6.298% due 04/20/2002 (d)                     $       3,000     $      2,550
   6.248% due 04/20/2003 (d)                             5,000            4,251
Texas Utilities Electric Co.
   5.650% due 12/20/2002 (d)                             3,090            3,091
Williams Cos., Inc.
   5.888% due 11/15/2001 (d)                             7,500            7,511
WorldCom, Inc.
   5.575% due 11/26/2001 (d)                             3,700            3,690
   7.375% due 01/15/2003                                 1,500            1,518
                                                                   ------------
                                                                         73,468
                                                                   ------------
Total Corporate Bonds & Notes                                           411,079
(Cost $412,244)                                                    ------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.3%
--------------------------------------------------------------------------------
North Carolina 0.3%
North Carolina State Education Assistance Authority
Revenue Bonds, (GTD Insured), Series 2000
5.263% due 06/01/2009 (d)                                2,000            2,000
                                                                   ------------
Total Municipal Bonds & Notes                                             2,000
(Cost $2,000)                                                      ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 24.5%
--------------------------------------------------------------------------------
Fannie Mae
   5.750% due 04/15/2003                                   850              869
Federal Home Loan Bank
   6.750% due 02/01/2002                                70,000           70,244
   6.375% due 11/15/2002                                86,200           88,571
                                                                   ------------
Total U.S. Government Agencies                                          159,684
(Cost $156,977)                                                    ------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 44.4%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (k)
   3.625% due 07/15/2002                               149,347          152,287
   3.625% due 01/15/2008 (j)                            65,247           66,777
U.S. Treasury Notes
   6.375% due 01/31/2002                                70,000           70,175
                                                                   ------------
Total U.S. Treasury Obligations                                         289,239
(Cost $286,251)                                                    ------------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 28.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 15.4%
Bayview Financial Revolving Mortgage
   6.350% due 08/25/2029 (d)                             2,000            2,017
CDC Depositor Trust I
   5.642% due 12/14/2001 (d)                               361              362
CMC Securities Corp.
   7.500% due 02/25/2023                                   814              812
Dime Savings
   7.292% due 11/01/2018 (d)                               170              157
DLJ Acceptance Trust
   8.290% due 10/17/2020 (d)                               433              444
DLJ Mortgage Acceptance Corp.
   7.788% due 09/01/2021 (d)                                20               20
Donaldson, Lufkin & Jenrette, Inc.
   6.227% due 05/01/2026 (d)                                78               79
Fannie Mae
   7.250% due 04/25/2007                                   604              604
   6.000% due 02/25/2008                                   862              866
   6.264% due 07/25/2008 (d)                             1,216            1,218
   6.000% due 12/18/2014                                 2,874            2,875
   6.250% due 06/18/2015                                   867              869
   6.000% due 08/18/2016                                22,706           22,828
   6.150% due 09/25/2016                                 3,233            3,233
   7.000% due 09/18/2017                                 6,056            6,083
   5.650% due 10/25/2017 (d)                             4,539            4,573
   5.875% due 03/25/2018                                    15               15
   7.000% due 12/25/2019                                 9,025            9,081
   6.000% due 08/25/2020                                 1,585            1,586
   5.000% due 02/25/2022                                     7                7
   6.500% due 09/18/2023                                 1,520            1,536
   8.915% due 06/25/2032                                 7,877            8,286
First Nationwide Trust
   7.357% due 10/25/2018 (d)                                 3                3
Freddie Mac
   7.000% due 08/15/2006                                 3,680            3,730
   6.750% due 03/15/2007                                   585              589
   6.500% due 10/25/2014                                 3,503            3,538
   6.000% due 01/15/2019                                   786              789
   6.000% due 07/15/2019                                 3,161            3,168
   5.437% due 06/15/2023 (d)                               362              363
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                 4,395            4,433
Greenwich Capital Acceptance, Inc.
   7.709% due 04/25/2022 (d)                                48               48
   8.056% due 10/25/2022 (d)                                19               19
Housing Securities, Inc.
   6.000% due 02/25/2008                                    94               94
Independent National Mortgage Corp.
   7.250% due 11/25/2010                                 3,534            3,570
Prudential Home Mortgage Securities
   6.950% due 11/25/2022                                   233              230
Prudential-Bache Trust
   6.764% due 09/01/2018 (d)                                20               20
Residential Funding Mortgage Securities, Inc.
   7.142% due 12/01/2018                                   930              949
Resolution Trust Corp.
   7.441% due 05/25/2029 (d)                               483              494
TMA Mortgage Funding Trust
   5.430% due 01/25/2029 (d)                             7,767            7,767
Washington Mutual
   7.174% due 01/25/2040                                 2,952            3,044
                                                                   ------------
                                                                        100,399
                                                                   ------------
Fannie Mae 0.5%
   7.000% due 06/01/2003                                 1,885            1,918
   8.500% due 01/01/2026                                 1,453            1,519
                                                                   ------------
                                                                          3,437
                                                                   ------------
Freddie Mac 0.1%
   7.500% due 11/01/2001                                   756              760
                                                                   ------------

Government National Mortgage Association 12.5%
   6.000% due 04/20/2030-05/20/2030 (d)(e)              23,076           23,279
   6.500% due 03/20/2030 (d)                            22,861           23,055
   7.375% due 02/20/2024 (d)                             9,220            9,353
   7.380% due 04/20/2025 (d)                               419              426
   7.625% due 11/20/2026 (d)                            10,231           10,485
   7.750% due 09/20/2023-08/20/2027 (d)(e)               6,083            6,229
   8.000% due 04/23/2031                                 3,950            4,077
   8.500% due 06/20/2027                                 4,160            4,307
                                                                   ------------
                                                                         81,211
                                                                   ------------
Stripped Mortgage-Backed Securities 0.1%
ABN AMRO Mortgage Corp. (IO)
   6.750% due 08/25/2029                                   517               42
Fannie Mae (IO)
   7.000% due 07/25/2006                                   776               21
   6.500% due 06/25/2017                                    74                0
   6.500% due 10/25/2023                                 1,074              120
Freddie Mac (IO)
   7.000% due 06/15/2019                                 2,976              140
                                                                   ------------
                                                                            323
                                                                   ------------
Total Mortgage-Backed Securities                                        186,130
(Cost $184,862)                                                    ------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 9.1%
--------------------------------------------------------------------------------
Advanta Revolving Home Equity Loan Trust
   5.420% due 01/25/2024 (d)                               187              187
American Residential Eagle Trust
   5.390% due 07/25/2029 (d)                             1,454            1,458
Associates Manufactured Housing
   7.000% due 03/15/2027                                   163              164
Brazos Student Loan Finance Co.
   6.475% due 06/01/2023 (d)                            20,000           19,955

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 113

Short-Term Fund
March 31, 2001

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Capital Asset Research Funding LP
   6.400% due 12/15/2004                         $       1,542     $      1,544
CS First Boston Mortgage Securities Corp.
   5.423% due 12/15/2030 (d)                             3,842            3,846
Delta Funding Home Equity Loan Trust
   5.573% due 09/15/2029 (d)                             1,543            1,549
First Security Auto Owner Trust
   5.580% due 06/15/2003                                 3,546            3,554
Ford Credit Auto Owner Trust
   5.810% due 03/15/2002                                   121              122
Green Tree Home Improvement Loan Trust
   5.333% due 08/15/2029 (d)                             1,497            1,495
Metris Master Trust
   5.657% due 04/20/2006 (d)                             6,000            6,043
MLCC Mortgage Investors, Inc.
   5.543% due 03/15/2025 (d)                             2,763            2,774
Onyx Acceptance Auto Trust
   6.180% due 04/15/2002                                     2                2
Salomon Brothers Mortgage Securities VII
   5.390% due 12/25/2029 (d)                             3,934            3,944
   5.400% due 07/25/2029 (d)                             2,731            2,736
   5.743% due 12/15/2029 (d)                             2,000            2,006
   7.768% due 11/15/2029 (d)                             1,369            1,375
Saxon Asset Securities Trust
   7.585% due 12/25/2014                                 3,100            3,121
The Money Store Home Equity Trust
   6.635% due 09/15/2014                                 2,163            2,167
   6.345% due 11/15/2021                                    60               60
UAF Auto Grantor Trust
   6.100% due 06/15/2004                                   676              681
UniCapital Equipment Contract
   6.540% due 07/23/2002                                   435              435
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                   213              214
                                                                   ------------
Total Asset-Backed Securities                                            59,432
(Cost $59,230)                                                     ------------

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.6%
--------------------------------------------------------------------------------
Republic of Brazil
   7.625% due 04/15/2006 (d)                             1,760            1,595
Republic of Croatia
   7.000% due 02/27/2002                                 1,000            1,002
Republic of Panama
   7.875% due 02/13/2002                                 1,000            1,009
                                                                   ------------
Total Sovereign Issues                                                    3,606
(Cost $3,669)                                                      ------------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 7.2%
--------------------------------------------------------------------------------
Commercial Paper 7.1%
Abbey National North America
   5.070% due 05/02/2001                                   300              299
American Express Credit Corp.
   5.150% due 04/04/2001                                10,000            9,997
Coca-Cola Co.
   4.990% due 04/12/2001                                 1,700            1,698
Federal Home Loan Bank
   4.675% due 09/07/2001                                 1,900            1,860
General Electric Capital Corp.
   5.290% due 06/06/2001                                   200              198
H.J. Heinz Co.
   4.860% due 05/01/2001                                 3,000            2,988
Morgan Stanley, Dean Witter, Discover & Co.
   5.050% due 04/11/2001                                10,000            9,987
National Rural Utilities Cooperative Finance Corp.
   4.910% due 05/25/2001                                10,000            9,928
Reseau Ferre De France
   4.620% due 08/16/2001                                 4,000            3,927
UBS Finance, Inc.
   5.830% due 06/06/2001                                   100               99
Williams Cos., Inc.
   7.231% due 04/10/2001                                 5,600            5,602
                                                                   ------------
                                                                         46,583
                                                                   ------------
Repurchase Agreement 0.1%
State Street Bank
   4.600% due 04/02/2001                                   424              424
                                                                   ------------
   (Dated 03/30/2001. Collateralized by
   Freddie Mac 7.000% due 03/15/2010 valued at $435. Repurchase proceeds are $424.)

U.S. Treasury Bills 0.0%
   4.890% due 05/17/2001 (b)                                50               50
                                                                   ------------
Total Short-Term Instruments                                             47,057
(Cost $47,059)                                                     ------------

Total Investments (a) 177.8%                                       $  1,158,227
(Cost $1,152,292)

Other Assets and Liabilities (Net) (77.8%)                             (507,054)
                                                                   ------------

Net Assets 100.0%                                                  $    651,173
                                                                   ------------


Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,152,249 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $      9,111

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (3,133)
                                                                   ------------

Unrealized appreciation-net                                        $      5,978
                                                                   ------------

(b) Securities with an aggregate market value of $50 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                          # of        Unrealized
Type                                                  Contracts     Appreciation
--------------------------------------------------------------------------------
United Kingdom 90 Day LIBOR Futures (03/2002)               30     $         23
United Kingdom 90 Day LIBOR Futures (06/2002)               30               22
United Kingdom 90 Day LIBOR Futures (09/2002)               30               21
United Kingdom 90 Day LIBOR Futures (12/2002)               30               22
                                                                   ------------
                                                                   $         88
                                                                   ------------

(c) Security is in default.

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Foreign forward currency contracts outstanding at March 31, 2001:

                                   Principal
                                      Amount
                                  Covered by        Settlement       Unrealized
Type       Currency                 Contract             Month     Appreciation
--------------------------------------------------------------------------------
Sell       BP                            525           05/2001     $         25
Sell       N$                             40           04/2001                1
                                                                   ------------
                                                                   $         26
                                                                   ------------

(g) Principal amount denoted in indicated currency:

   BP - British Pound
   N$ - New Zealand Dollar

114 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

(h) Swap agreements outstanding at March 31, 2001:

                                                    Notional        Unrealized
Type                                                 Amount       (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                  $       5,000     $       (367)

Receive fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                          5,000                0

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp.
6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                          4,000                0
                                                                   ------------
                                                                     $     (367)
                                                                   ------------

(i) Reverse repurchase agreements were entered into on various days paying various interest rates. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                                Maturity             Value
--------------------------------------------------------------------------------
Entered into on March 26, 2001 paying interest at 4.880%
Government National Mortgage Assn. 7.375%           02/20/2024     $      9,353
Government National Mortgage Assn. 7.625%           11/20/2026           10,485
Government National Mortgage Assn. 6.000%           05/20/2030           11,116
Government National Mortgage Assn. 6.000%           04/20/2030           12,163
Entered into on March 27, 2001 paying interest at 4.940%
Fannie Mae 7.000%                                   12/25/2019            9,081
Fannie Mae 6.000%                                   08/18/2016           22,828
                                                                   ------------
                                                                    $    75,026
                                                                   ------------

(j) Subject to financing transaction.

(k) Principal amount of the security is adjusted for inflation.

(l) Short sales open at March 31, 2001 was as follows:

                        Coupon
Type                       (%)     Maturity          Par        Value   Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Notes      5.750     10/31/20       87,500    $  89,587  $  87,412
U.S. Treasury Notes      6.375     01/31/20       70,000       70,172     70,113
U.S. Treasury Notes      3.625     07/15/20       64,671       65,944     65,495
Federal Home Loan Bank   6.750     02/01/20        7,000       70,247     70,094
                                                            --------------------
                                                            $ 295,950  $ 293,114
                                                            --------------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 115

Schedule of Investments
Money Market Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 32.0%
--------------------------------------------------------------------------------
Banking & Finance 28.7%
ABN AMRO Mortgage Corp.
  5.010% due 04/02/2001                    $     4,700             $       4,700
Bank of America Corp.
  5.110% due 06/11/2001 (a)                      1,000                     1,000
  6.538% due 09/26/2001 (a)                      9,000                     9,001
  6.960% due 10/26/2001 (a)                      1,550                     1,551
Bayerische Landesbank
Girozentrale
  6.800% due 09/28/2001                          1,000                     1,009
Citigroup, Inc.
  6.741% due 08/13/2001 (a)                        235                       235
First USA Bank
  5.408% due 05/10/2001 (a)                     10,900                    10,900
First Chicago NBD Corp.
  6.818% due 08/20/2001 (a)                     14,300                    14,304
General Electric Capital Corp.
  5.770% due 08/27/2001                          5,650                     5,660
  6.672% due 09/04/2001 (a)                      5,100                     5,100
  6.350% due 09/15/2001                          3,775                     3,791
Goldman Sachs Group, Inc.
  4.920% due 04/04/2001                         11,900                    11,897
  5.777% due 01/28/2002 (a)                      2,000                     2,002
Merrill Lynch & Co.
  5.400% due 04/11/2001                          3,000                     2,996
  5.471% due 05/30/2001 (a)                      2,000                     2,000
  5.478% due 08/10/2001 (a)                      4,100                     4,101
Morgan Stanley, Dean Witter & Co.
  5.593% due 08/15/2001 (a)                      6,000                     6,000
National Rural Utilities
Cooperative Finance Corp.
  4.950% due 04/24/2001                          3,700                     3,689
  5.240% due 05/24/2001                            700                       695
  5.340% due 05/24/2001                          9,700                     9,625
                                                                   -------------
                                                                         100,256
                                                                   -------------
Industrials 3.3%
Monsanto Co.
  4.980% due 08/15/2001                            300                       294
Wal-Mart Stores, Inc.
  6.150% due 08/10/2001                          4,200                     4,215
Walt Disney Co.
  5.070% due 04/03/2001                          6,900                     6,899
                                                                   -------------
                                                                          11,408
                                                                   -------------
Total Corporate Bonds & Notes                                            111,664
(Cost $111,664)                                                    -------------
--------------------------------------------------------------------------------
SOVEREIGN ISSUES 1.7%
--------------------------------------------------------------------------------
Republic of Ireland
  7.875% due 12/01/2001                          1,000                     1,020
Republic of Italy
  4.806% due 06/28/2001 (a)                      5,000                     5,004
                                                                   -------------
Total Sovereign Issues                                                     6,024
(Cost $6,024)                                                      -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 66.6%
--------------------------------------------------------------------------------
Certificates of Deposit 5.2%
First Union National Bank
  5.543% due 08/24/2001 (a)                     18,300                    18,312
                                                                   -------------
Commercial Paper 61.0%
Abbey National North America
  4.920% due 04/26/2001                          5,200                     5,183
  5.420% due 04/26/2001                          3,700                     3,687
  5.020% due 08/08/2001                          1,200                     1,179
  4.710% due 09/06/2001                          4,500                     4,408
Abbott Laboratories
  5.100% due 04/03/2001                          5,200                     5,199
Alcoa, Inc.
  5.400% due 04/25/2001                          1,400                     1,395
  4.950% due 04/30/2001                         11,600                    11,555
  5.120% due 05/23/2001                          1,500                     1,489
American Express Credit Corp.
  4.990% due 04/06/2001                          8,800                     8,795
Anz, Inc.
   5.520% due 04/18/2001                        15,000                    14,963
Bellsouth Corp.
   5.340% due 04/11/2001                         9,400                     9,387
CBA (de) Finance
   4.960% due 04/23/2001                         9,600                     9,572
   5.310% due 06/05/2001                         2,500                     2,476
   5.020% due 08/09/2001                         3,200                     3,142
Coca-Cola Co.
   6.260% due 04/12/2001                         4,800                     4,792
   5.120% due 04/12/2001                         7,800                     7,789
Federal Home Loan Bank
   4.675% due 09/07/2001                        18,900                    18,512
Freddie Mac
   5.130% due 04/03/2001                           600                       600
Gannett Co., Inc.
   5.370% due 04/16/2001                         3,500                     3,493
General Electric Capital Corp.
   5.410% due 04/04/2001                           800                       800
Gillette Co.
   5.500% due 04/18/2001                         8,700                     8,679
H.J. Heinz Co.
   5.000% due 04/20/2001                         4,100                     4,090
KFW International Finance, Inc.
   5.400% due 04/18/2001                         5,300                     5,287
   5.170% due 06/27/2001                         1,800                     1,778
   5.000% due 08/08/2001                         8,400                     8,251
Merck & Co., Inc.
   5.450% due 04/02/2001                         6,100                     6,100
National Australia Funding, Inc.
   5.100% due 04/05/2001                        15,000                    14,994
Swedbank, Inc.
   5.390% due 04/12/2001                         1,700                     1,697
   6.260% due 04/12/2001                         1,300                     1,298
UBS Finance, Inc.
   4.970% due 08/01/2001                         6,700                     6,588
   5.010% due 08/01/2001                         6,100                     5,997
USAA Capital Corp.
   4.970% due 04/18/2001                        15,000                    14,967
Verizon Global Funding Corp.
   4.950% due 05/07/2001                        14,500                    14,430
                                                                   -------------
                                                                         212,572
                                                                   -------------
Repurchase Agreement 0.4%
State Street Bank
   4.600% due 04/02/2001                         1,466                     1,466
                                                                   -------------
   (Dated 03/30/2001. Collateralized by Freddie
   Mac 7.000% due 03/15/2010 valued at $1,501.
   Repurchase proceeds are $1,467.)

Total Short-Term Instruments                                             232,350
(Cost $232,350)                                                    -------------

Total Investments 100.3%                                           $     350,038
(Cost $350,038)

Other Assets and Liabilities (Net)                                       (1,108)
(0.3%)                                                             -------------

Net Assets 100.0%                                                  $     348,930
                                                                   -------------
(a) Variable rate security. The rate listed is as of March 31, 2001.

116 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
Long-Term U.S. Government Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 6.6%
--------------------------------------------------------------------------------
Banking & Finance 3.9%
Associates Corp. of North America
   5.800% due 04/20/2004                   $     2,500             $       2,526
Bank One Corp.
   5.462% due 05/07/2002 (d)                     2,400                     2,401
Countrywide Home Loans
   6.850% due 06/15/2004                         1,500                     1,550
Ford Motor Credit Co.
   6.985% due 06/02/2003 (d)                     1,900                     1,897
Goldman Sachs Group, Inc.
   7.338% due 01/14/2002 (d)                     3,000                     3,015
Morgan Stanley, Dean Witter & Co.
   7.010% due 04/22/2004 (d)                     2,500                     2,502
National Rural Utilities
Cooperative Finance Corp.
   5.721% due 08/13/2002 (d)                     5,000                     5,001
                                                                   -------------
                                                                          18,892
                                                                   -------------
Industrials 1.7%
DaimlerChrysler North America
Holding Corp.
   7.750% due 05/27/2003                         5,000                     5,174
   7.001% due 08/16/2004 (d)                     3,000                     2,924
                                                                   -------------
                                                                           8,098
                                                                   -------------
Utilities 1.0%
Pacific Gas & Electric Co.
   7.375% due 11/01/2005 (h)                     3,000                     2,295
Scana Corp.
   7.448% due 07/15/2002 (d)                     2,000                     2,004
WorldCom, Inc.
   6.980% due 11/26/2001 (d)                       700                       698
                                                                   -------------
                                                                           4,997
                                                                   -------------
Total Corporate Bonds & Notes                                             31,987
(Cost $32,578)                                                     -------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.9%
--------------------------------------------------------------------------------
California 0.9%
Kern County California Pension
Obligation Revenue Bonds,
(MBIA Insured), Series 1995 7.260%               3,900                     4,205
due 08/15/2014                                                     -------------
Total Municipal Bonds & Notes                                              4,205
(Cost $4,074)                                                      -------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 12.9%
--------------------------------------------------------------------------------
Fannie Mae
   6.850% due 11/06/2003                         4,000                     4,055
   6.470% due 04/15/2009                         1,000                     1,010
   0.000% due 01/15/2010                        16,800                    18,568
   7.125% due 06/15/2010                         3,500                     3,852
   7.125% due 01/15/2030                           580                       646
Federal Farm Credit Bank
   6.000% due 03/07/2011                        20,000                    20,205
Federal Home Loan Bank
   5.950% due 12/10/2008                           250                       248
   6.410% due 09/30/2013                           500                       492
   6.650% due 10/21/2013                           300                       298
Resolution Funding Corp.
Principle Strip
   0.000% due 01/15/2030                         5,000                       910
SallieMae
   6.694% due 01/25/2007 (d)                       498                       499
Tennessee Valley Authority
   7.125% due 05/01/2030                        10,000                    11,074
                                                                   -------------
Total U.S. Government Agencies                                            61,857
(Cost $60,000)                                                     -------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 60.4%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities (f)
   3.625% due 07/15/2002 (b)                    12,026                    12,263
   3.625% due 01/15/2008 (g)                    16,251                    16,632
   3.625% due 04/15/2028                         3,248                     3,312
   3.875% due 04/15/2029                         2,130                     2,274
U.S. Treasury Bonds
  14.000% due 11/15/2011 (g)                    10,000                    14,435
   9.250% due 02/15/2016                         9,800                    13,538
   8.875% due 08/15/2017                         5,200                     7,060
   8.750% due 08/15/2020 (g)                    52,800                    72,436
   8.125% due 05/15/2021                         5,600                     7,291
   7.125% due 02/15/2023 (g)                     4,000                     4,751
   6.250% due 08/15/2023 (g)                    13,600                    14,665
   6.000% due 02/15/2026 (g)                     7,700                     8,076
   5.500% due 08/15/2028 (g)                    35,000                    34,404
U.S. Treasury Notes
   4.250% due 11/15/2003 (g)                    21,250                    20,719
U.S. Treasury Strips
   0.000% due 05/15/2013                        12,200                     6,389
   0.000% due 02/15/2019                        26,600                     9,524
   0.000% due 05/15/2020 (g)                   129,300                    42,857
                                                                   -------------
Total U.S. Treasury Obligations                                          290,626
(Cost $283,590)                                                    -------------
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 56.7%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 29.1%
Bank of America Mortgage Securities, Inc.
   7.250% due 02/25/2031                         2,000                     1,999
Bear Stearns Mortgage Securities, Inc.
   7.100% due 06/25/2024                           385                       382
   7.512% due 06/25/2030 (d)                       796                       796
California Federal Bank
   7.299% due 08/25/2030 (d)                       576                       580
Chase Mortgage Finance Corp.
   8.493% due 04/25/2025 (d)                       969                       989
Countrywide Funding Corp.
   6.500% due 01/25/2009                           564                       568
   7.000% due 05/25/2024                         8,000                     7,791
Discover Card Master Trust I
   6.792% due 04/16/2010                           966                     1,006
Fannie Mae
   6.250% due 12/25/2013                            82                        81
   5.650% due 10/25/2017 (d)                     2,970                     2,991
   7.000% due 02/25/2020                         1,523                     1,539
   6.950% due 07/25/2020                         1,264                     1,284
   6.750% due 06/25/2021                         2,633                       109
   8.000% due 03/25/2022                             5                         5
   7.000% due 04/25/2022                           910                       910
   7.000% due 06/25/2022                           438                       439
   7.800% due 10/25/2022                           407                       425
   7.000% due 10/25/2022                         1,697                     1,681
   7.000% due 05/25/2023                            69                        69
   6.900% due 05/25/2023                           681                       672
   7.000% due 05/25/2023                         1,368                     1,410
   7.000% due 06/25/2023                           584                       602
   7.000% due 07/25/2023                            58                        58
   6.500% due 08/25/2023                           839                       802
   6.000% due 08/25/2023                           145                       132
   4.500% due 10/25/2023                           285                       180
   6.500% due 11/25/2023                         2,000                     1,953
   6.500% due 12/25/2023                         3,978                     3,775
   7.000% due 12/25/2023                         1,659                     1,671
   6.500% due 01/25/2024                         1,577                     1,529
   6.500% due 02/25/2024                           317                       302
   6.000% due 05/17/2027                         2,500                     2,254
   7.000% due 05/18/2027                         1,657                     1,631
First Boston Mortgage Securities Corp.
   7.300% due 07/25/2023                         1,531                     1,526
Freddie Mac
   9.500% due 01/15/2005                            21                        21
   8.000% due 02/15/2015                           443                       462
   6.000% due 01/15/2019                         4,464                     4,107
   4.250% due 12/15/2021                           441                       433
   7.000% due 07/15/2022                         1,148                     1,149
   7.000% due 05/15/2023                           280                       281
   7.000% due 08/15/2023                           348                       347
   7.000% due 09/15/2023                           844                       856
   6.250% due 09/15/2023                         5,000                     5,027
   7.410% due 10/25/2023                         1,319                     1,342
   6.500% due 11/15/2023                         5,488                     5,150
   6.000% due 11/15/2023                         1,008                       967
   6.500% due 11/25/2023                           652                       602
   6.250% due 12/15/2023                           523                       493

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 117

Long-Term U.S. Government Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                 (000s)                   (000s)
--------------------------------------------------------------------------------
   6.500% due 12/15/2023                  $      1,085             $       1,049
   7.000% due 01/15/2024                           104                       107
   7.500% due 01/20/2024                         1,283                     1,291
   6.500% due 02/15/2024                           203                       185
   6.500% due 03/15/2024                         1,192                     1,166
   6.500% due 12/15/2024                         2,212                     2,225
   7.500% due 02/15/2025                         1,522                     1,546
   6.500% due 11/15/2027                         1,205                     1,053
   6.500% due 01/15/2028                         4,911                     4,725
   6.500% due 03/15/2029                           272                       234
   6.000% due 05/15/2029                           112                        97
   7.000% due 10/15/2030                         9,000                     9,208
General Electric Capital Mortgage Services, Inc.
   9.000% due 10/25/2023                           201                       205
   6.500% due 11/25/2023                         3,000                     2,915
   6.500% due 01/25/2024                         4,765                     4,386
   6.500% due 03/25/2024                           934                       927
   7.000% due 10/25/2027                           547                       548
   6.650% due 05/25/2028                         4,561                     4,599
German American Capital Corp.
   7.000% due 08/12/2010                         3,000                     3,170
Government National Mortgage Association
   7.000% due 03/16/2029                           287                       259
Independent National Mortgage Corp.
   9.329% due 01/25/2025 (d)                        37                        38
   6.930% due 05/25/2026                           388                       388
Mellon Residential Funding Corp.
   6.460% due 07/25/2029 (d)                       867                       869
Merrill Lynch Mortgage Investors, Inc.
   6.050% due 10/15/2008                         2,428                     2,438
   6.210% due 03/20/2017                            98                        98
Norwest Asset Securities Corp.
   6.750% due 07/25/2028                         3,000                     2,981
   6.750% due 10/25/2028                           973                       971
PNC Mortgage Securities Corp.
   7.500% due 01/25/2015                         1,591                     1,613
   7.500% due 02/25/2027                         1,754                     1,816
   6.750% due 04/25/2028                         3,000                     3,039
   6.012% due 12/25/2030 (d)                     6,986                     6,999
Prudential Home Mortgage Securities
   6.950% due 09/25/2023                            73                        68
   6.500% due 11/25/2023                           102                        97
   6.500% due 01/25/2024                         1,460                     1,355
   8.000% due 06/25/2024                           594                       620
Residential Accredit Loans, Inc.
   7.000% due 02/25/2028                         2,000                     2,037
Residential Funding Mortgage Securities I
   8.766% due 03/25/2025 (d)                        45                        47
   7.750% due 09/25/2026                         1,100                     1,124
   7.500% due 04/25/2027                         1,872                     1,916
   7.500% due 11/25/2030                         4,101                     4,085
Resolution Trust Corp.
   7.441% due 05/25/2029 (d)                       644                       659
   6.530% due 09/25/2029                         1,005                     1,007
Vendee Mortgage Trust
   6.500% due 06/15/2024                         2,323                     2,252
                                                                   -------------
                                                                         139,790
                                                                   -------------
Fannie Mae 8.1%
   6.500% due 05/01/2003-07/01/2005 (e)          6,108                     6,203
   6.626% due 12/01/2027 (d)                     2,135                     2,211
   7.000% due 03/01/2004-03/01/2009 (e)         14,115                    14,451
   7.326% due 02/01/2028 (d)                       380                       393
   7.383% due 01/01/2026 (d)                       720                       760
   7.477% due 05/01/2025 (d)                     1,372                     1,437
   7.500% due 02/01/2004-10/01/2004 (e)          3,163                     3,230
   7.970% due 10/01/2024 (d)                     1,552                     1,603
   8.059% due 04/01/2028 (d)                     2,242                     2,304
   8.246% due 08/01/2026 (d)                       182                       183
   8.306% due 11/01/2023 (d)                     2,384                     2,430
   8.444% due 08/01/2026 (d)                       333                       337
   8.500% due 04/01/2028                         1,404                     1,489
   9.000% due 08/01/2021-06/01/2027 (e)          1,484                     1,572
   9.094% due 10/01/2024 (d)                        73                        75
                                                                   -------------
                                                                          38,678
                                                                   -------------
Federal Housing Administration 5.7%
   6.896% due 07/01/2020                         3,395                     3,267
   7.000% due 11/25/2019                         4,000                     3,859
   7.400% due 12/18/2018                         1,536                     1,528
   7.421% due 11/01/2019                           102                       101
   7.430% due 08/01/2019-06/01/2024 (e)         18,890                    18,784
                                                                   -------------
                                                                          27,539
                                                                   -------------
Freddie Mac 4.0%
   6.381% due 01/01/2028 (d)                     2,402                     2,464
   6.742% due 09/01/2027 (d)                     3,209                     3,279
   6.925% due 01/01/2028 (d)                     1,528                     1,565
   7.000% due 07/01/2002                           964                       977
   7.318% due 02/01/2028 (d)                     1,782                     1,854
   7.450% due 03/25/2022                         1,566                     1,564
   7.500% due 06/01/2004-10/01/2004 (e)          2,565                     2,590
   7.960% due 05/01/2022 (d)                        94                        97
   8.000% due 05/01/2004                         2,914                     2,949
   8.302% due 10/01/2026 (d)                       769                       786
   8.349% due 06/01/2022 (d)                        52                        53
   9.032% due 12/01/2024 (d)                     1,052                     1,089
                                                                   -------------
                                                                          19,267
                                                                   -------------
Government National Mortgage
Association 8.9%
   6.500% due 05/20/2030 (d)                    14,691                    14,842
   6.800% due 10/15/2030                         1,992                     1,975
   7.125% due 10/20/2026 (d)                        55                        56
   7.375% due 02/20/2017-01/20/2028 (d)(e)      12,256                    12,429
   7.625% due 12/20/2017-11/20/2027 (d)(e)       7,160                     7,341
   7.750% due 09/20/2017-09/20/2026 (d)(e)       6,195                     6,343
                                                                   -------------
                                                                          42,986
                                                                   -------------
Stripped Mortgage-Backed Securities 0.9%
Fannie Mae (IO)
1187.600% due 08/25/2006                             2                         8
   6.500% due 02/25/2007                            44                         2
   6.500% due 07/25/2007                           335                        10
1197.960% due 08/25/2007                             5                       109
1014.600% due 09/25/2007                             3                        56
   6.500% due 08/25/2020                           120                         7
   6.500% due 09/25/2021                           339                        32
   7.000% due 12/25/2021                           134                        15
Fannie Mae (PO)
   0.000% due 03/25/2009                         2,975                     2,328
   0.000% due 09/25/2023                         1,538                     1,158
Freddie Mac (IO)
   7.000% due 03/15/2003                           753                        47
   6.500% due 11/15/2003                         1,364                       108
   7.000% due 02/15/2006                            22                         0
   6.500% due 10/15/2006                            86                         4
 819.100% due 02/15/2007                             3                        43
   7.500% due 06/15/2007                           239                        16
   6.500% due 10/15/2007                           633                        40
   6.000% due 10/15/2007                            62                         4
   6.500% due 11/15/2008                           649                        86
   7.000% due 12/15/2023                         1,318                       167
Norwest Asset Securities Corp. (IO)
   7.250% due 02/25/2012                           820                        79
                                                                   -------------
                                                                           4,319
                                                                   -------------
Total Mortgage-Backed Securities                                         272,579
(Cost $267,765)                                                    -------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.5%
--------------------------------------------------------------------------------
Chase Credit Card Master Trust
   6.777% due 05/15/2007                           859                       865
Chase Manhattan Corp
   6.750% due 08/25/2028                         1,850                     1,793
CS First Boston Mortgage Securities Corp.
   5.423% due 12/15/2030 (d)                     3,842                     3,846
Green Tree Floorplan Receivables Master Trust
   5.187% due 11/15/2004 (d)                     3,000                     3,001
HPSC Equipment Receivables LLC
   5.307% due 11/22/2007 (d)                     9,534                     9,533

118 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                     Value
                                                 (000s)                   (000s)
--------------------------------------------------------------------------------
Provident Bank Equipment Lease Trust
   5.830% due 11/25/2011 (d)               $     4,330             $       4,330
Residential Funding Mortgage Securities, Inc.
   6.290% due 07/25/2013                           502                       501
SallieMae
   6.464% due 07/25/2004 (d)                       728                       727
   6.839% due 10/27/2025 (d)                     1,963                     1,939
                                                                   -------------
Total Asset-Backed Securities                                             26,535
(Cost $26,522)                                                     -------------
--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Note June Futures (CBOT)
   Strike @ 107.00 Exp. 05/26/2001              15,000                        44
   Strike @ 112.00 Exp. 05/26/2001              50,000                         8
   Strike @ 110.00 Exp. 05/26/2001              15,000                        33
                                                                   -------------
Total Purchased Call Options                                                  85
(Cost $104)                                                        -------------
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bond June Futures (CBOT)
   Strike @ 93.00 Exp. 05/26/2001              100,000                        16
U.S. Treasury Bond
   9.250% due 02/15/2016
   Strike @ 115.00 Exp. 05/01/2001              90,000                         0
                                                                   -------------
Total Purchased Put Options                                                   16
(Cost $35)                                                         -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.5%
--------------------------------------------------------------------------------
Commercial Paper 1.5%
Federal Home Loan Bank
   4.675% due 09/07/2001                           100                        98
General Electric Capital Corp.
   4.980% due 04/25/2001                         2,500                     2,492
National Rural Utilities
Cooperative Finance Corp.
   4.880% due 05/25/2001                         4,500                     4,468
                                                                   -------------
                                                                           7,058
                                                                   -------------
Repurchase Agreement 0.3%
State Street Bank
   4.600% due 04/02/2001                         1,535                     1,535
   (Dated 03/30/2001. Collateralized                               -------------
   by Freddie Mac 6.680% due 12/28/2001
   valued at $1,569. Repurchase proceeds
   are $1,536.)

U.S. Treasury Bills (b) 0.7%
   3.450% due 05/17/2001 (e)                     3,450                     3,429
                                                                   -------------
Total Short-Term Instruments                                              12,022
(Cost $12,022)                                                     -------------

Total Investments (a) 145.5%                                       $     699,912
(Cost $686,690)

Written Options (c) (0.2%)                                                 (849)
(Premiums $631)

Other Assets and Liabilities (Net)(45.3%)                              (218,014)
                                                                   -------------

Net Assets 100.0%                                                  $     481,049
                                                                   -------------
--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $686,690 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     15,737

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (2,515)
                                                                   -------------
Unrealized appreciation-net                                        $     13,222
                                                                   -------------
(b) Securities with an aggregate market value of $8,111 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                  # of             Appreciation/
Type                                         Contracts            (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (06/2001)             1,085             $     (2,000)
U.S. Treasury 5 Year Note (06/2001)                634                       56
Municipal Bond (06/2001)                             8                        4
                                                                   -------------
                                                                   $     (1,940)
                                                                   -------------

(c) Premiums received on written options:

                                               # of
Type                                        Contracts   Premium            Value
--------------------------------------------------------------------------------
Call - CBOT U.S.Treasury Bond
June Futures
   Strike @ 108.00 Exp. 05/26/2001                200      $167         $     75

Put - CBOT U.S.Treasury Bond
June Futures
   Strike @ 103.00 Exp. 05/26/2001                490        97              475

Call - CBOT 5 Year June Futures
   Strike @ 106.00 Exp. 05/26/2001                150        88               91

Call - CBOT U.S. Treasury Note
June Futures
   Strike @ 110.00 Exp. 05/26/2001                 10         4                2

Put - CBOT U.S.Treasury Note
June Futures
   Strike @ 102.00 Exp. 05/26/2001                 10         2                1

Call - CBOT U.S. Treasury Note
June Futures
   Strike @ 108.00 Exp. 05/26/2001                150        91               82

Call - CBOT U.S.Treasury Bond
June Futures
   Strike @ 109.00 Exp. 05/26/2001                490       181              123

Call - CBOT U.S.Treasury Bond
June Futures
   Strike @ 112.00 Exp. 05/26/2001                  3         1                0
                                                           ---------------------
                                                           $631         $    849
                                                           ---------------------
(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Subject to financing transaction.

(h) Security is in default.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 119

Long-Term U.S. Government Fund
March 31, 2001

--------------------------------------------------------------------------------
(i) Swap agreements outstanding at March 31, 2001:

                                                     Notional         Unrealized
Type                                                   Amount     (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.826%.

Broker: Morgan Stanley
Exp. 10/26/2030                                    $    4,110        $     (296)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.778%.

Broker: Goldman Sachs
Exp. 02/15/2021                                         3,900              (258)

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                         3,000                 0
                                                                     -----------
                                                                     $     (554)
                                                                     -----------

                                         Fixed                        Unrealized
                                        Spread       Notional      Appreciation/
Type                                       (%)         Amount     (Depreciation)
--------------------------------------------------------------------------------
Receive On-The-Run 10-year Swap Spread and pay a fixed spread. The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/17/2002                         1.3100     $   53,750        $   (1,063)

Receive a fixed spread and pay On-The-Run 10-year Swap Spread. The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/15/2001                         1.0000         50,000             1,343

Receive the 10-year Swap Spread and pay a fixed spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Morgan Stanley
Exp. 06/29/2015                         1.3367         30,000              (508)

Receive the 5-year Swap Spread and pay a fixed spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Goldman Sachs
Exp. 05/15/2006                         1.0500         10,000                77
                                                                      ----------
                                                                      $    (151)
                                                                      ----------

120 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
Investment Grade Corporate Bond Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 86.1%
--------------------------------------------------------------------------------
Banking & Finance 8.9%
Associates Corp. of North America
   6.875% due 11/15/2008                      $    100             $         104
CIT Group, Inc.
   5.500% due 02/15/2004                           100                        99
J.P. Morgan & Co., Inc.
   6.875% due 01/15/2007                           100                       104
PP&L Capital Funding, Inc.
   7.750% due 04/15/2005                           100                       103
Wachovia Corp.
   6.375% due 02/01/2009                           100                        99
                                                                   -------------
                                                                             509
                                                                   -------------
Industrials 51.7%
American Airlines, Inc.
  10.180% due 01/02/2013                           150                       165
AT&T Corp.
  12.000% due 08/15/2007                           100                       111
Cliffs Drilling Co.
  10.250% due 05/15/2003                           100                       103
Comcast Corp.
  10.250% due 10/15/2001                            28                        29
Cox Communications, Inc.
   7.000% due 08/15/2001                           140                       141
   6.150% due 08/01/2003                           100                       101
   6.875% due 06/15/2005                           100                       102
Delta Air Lines, Inc.
  10.500% due 04/30/2016                           200                       228
Gulf Canada Resources Ltd.
   8.350% due 08/01/2006                            35                        38
Harrahs Operating Co., Inc.
   7.500% due 01/15/2009                           100                       100
HCA - The Healthcare Co.
   8.160% due 09/19/2002 (d)                       100                       100
International Paper Co.
   7.000% due 06/01/2001                           100                       100
MGM Grand, Inc.
   6.950% due 02/01/2005                           240                       240
Mirage Resorts, Inc.
   6.625% due 02/01/2005                           100                        99
Northwest Airlines, Inc.
   8.520% due 04/07/2004                           200                       200
Park Place Entertainment Corp.
   7.950% due 08/01/2003                           215                       221
RJ Reynolds Tobacco Holdings, Inc.
   7.625% due 09/15/2003                           100                       100
Starwood Hotels & Resorts
   6.750% due 11/15/2005                           100                        99
Tele-Communications, Inc.
   8.250% due 01/15/2003                           150                       156
Turner Broadcasting System, Inc.
   7.400% due 02/01/2004                           115                       120
United Air Lines, Inc.
  10.125% due 03/22/2015                           100                       109
US Airways, Inc.
   8.020% due 02/05/2019                           100                       109
Waste Management, Inc.
   6.625% due 07/15/2002                           100                       100
   7.700% due 10/01/2002                           100                       102
                                                                   -------------
                                                                           2,973
                                                                   -------------
Utilities 25.5%
British Telecommunications PLC
   7.722% due 12/15/2003 (d)                       100                       100
   7.625% due 12/15/2005                           100                       104
CenturyTel, Inc.
   7.750% due 10/15/2002                           100                       102
CMS Panhandle Holding Co.
   6.125% due 03/15/2004                           100                        99
Deutsche Telekom
   8.000% due 06/15/2010                           100                       102
Dominion Resources, Inc.
   8.125% due 06/15/2010                           100                       111
Florida Power & Light
   6.875% due 12/01/2005                           100                       105
France Telecom
   7.750% due 03/01/2011                           100                       101
Niagara Mohawk Power Co.
   7.750% due 05/15/2006                           100                       106
Progress Energy, Inc.
   6.550% due 03/01/2004                           100                       102
Texas Utilities Corp.
   5.940% due 10/15/2001 (d)                       125                       126
Vodafone Group PLC
   7.750% due 02/15/2010                           100                       108
WorldCom, Inc.
   7.375% due 01/15/2003 (d)                       100                       101
   7.550% due 04/01/2004                           100                       102
                                                                   -------------
                                                                           1,469
                                                                   -------------
Total Corporate Bonds & Notes                                              4,951
(Cost $4,747)                                                      -------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 3.9%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities (c)
   3.625% due 07/15/2002 (b)                       219                       223
                                                                   -------------
Total U.S. Treasury Obligations                                              223
(Cost $218)                                                        -------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 2.5%
--------------------------------------------------------------------------------
Conseco Finance Securitizations Corp.
   8.850% due 12/01/2031                           130                       146
                                                                   -------------
Total Asset-Backed Securities                                                146
(Cost $130)                                                        -------------
--------------------------------------------------------------------------------
SOVEREIGN ISSUES 1.9%
--------------------------------------------------------------------------------
United Mexican States
   9.750% due 04/06/2005                           100                       107
                                                                   -------------
Total Sovereign Issues                                                       107
(Cost $103)                                                        -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 4.3%
--------------------------------------------------------------------------------
Repurchase Agreement 4.3%
State Street Bank
   4.600% due 04/02/2001                           249                       249
   (Dated 03/30/2001. Collateralized
   by Federal Home
   Loan Bank 5.350% due 12/15/2003
   valued at $259.
   Repurchase proceeds are $249.)
                                                                   -------------
Total Short Term Instruments                                                 249
(Cost $249)                                                        -------------

Total Investments (a) 98.7%                                         $      5,676
(Cost $5,447)

Other Assets and Liabilities (Net) 1.3%                                       75
                                                                   -------------

Net Assets 100.0%                                                   $      5,751
                                                                   -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $5,447 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $        232

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                             (3)
                                                                   -------------
Unrealized appreciation-net                                         $        229
                                                                   -------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 121

Investment Grade Corporate Bond Fund
March 31, 2001

--------------------------------------------------------------------------------
(b) Securities with an aggregate market value of $223 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                          # of        Unrealized
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (06/2001)                        12    $          (1)
Eurodollar September Futures (09/2002)                       3               (1)
                                                                  --------------
                                                                  $          (2)
                                                                  --------------
(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                               Principal
                                  Amount                              Unrealized
                              Covered by       Settlement          Appreciation/
Type Currency                   Contract            Month         (Depreciation)
--------------------------------------------------------------------------------
Buy        EC                        240          04/2001         $         (13)
Sell                                 240          04/2001                     1
Buy                                  240          06/2001                    (1)
                                                                  --------------
                                                                  $         (13)
                                                                  --------------
(f) Principal amount denoted in indicated currency:

   BP - British Pound
   EC - Euro

(g)  Swap agreements outstanding at March 31, 2001:

                                                      Notional        Unrealized
Type                                                    Amount      Appreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 5.626% and
pay floating rate based on 6-month BP-LIBOR

Broker: Morgan Stanley
Exp. 02/02/2004                                      BP    100    $           0

Receive floating rate based on 6-month BP-LIBOR and Pay fixed rate equal to 5.200%

Broker: Goldman Sachs
Exp. 06/16/2002                                            200                0

Receive fixed rate equal to 5.260% and
pay floating rate based on 6-month BP-LIBOR

Broker: Goldman Sachs
Exp. 03/16/2004                                            200                0
                                                                  --------------
                                                                  $           0
                                                                  --------------

122 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
High Yield Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 73.6%
--------------------------------------------------------------------------------
Banking & Finance 4.5%
Americo Life, Inc.
   9.250% due 06/01/2005                   $       198             $         193
Amethyst Financial Co. Ltd.
  11.750% due 10/29/2001                         3,944                     3,944
Arvin Capital
   9.500% due 02/01/2027                        14,986                    10,866
Bay View Capital Corp.
   9.125% due 08/15/2007                         2,900                     2,277
Beaver Valley Funding Corp.
   8.625% due 06/01/2007                        14,197                    14,946
   9.000% due 06/01/2017                         9,432                    10,239
Choctaw Resort Development Enterprise
   9.250% due 04/01/2009                         1,400                     1,430
Forest City Enterprises, Inc.
   8.500% due 03/15/2008                        10,719                    10,357
General Motors Acceptance Corp.
   5.722% due 04/29/2002 (d)                       631                       632
Golden State Holdings
   6.750% due 08/01/2001 (d)                     8,180                     8,162
   7.000% due 08/01/2003                         3,073                     3,048
   7.125% due 08/01/2005                           687                       673
Host Marriott LP
   8.375% due 02/15/2006                         9,197                     9,151
Lamar Media Corp.
   9.625% due 12/01/2006                           100                       105
Presidential Life Insurance Corp.
   7.875% due 02/15/2009                         7,451                     7,233
Reliance Group Holdings, Inc.
   0.000% due 11/15/2049 (c)(e)                  3,769                       330
Sumitomo Bank Treasury Co.
   9.400% due 12/29/2049 (d)                    10,459                    10,087
Telewest Credit Links
  10.875% due 02/07/2005                        14,000                    11,839
Trizec Finance Ltd.
  10.875% due 10/15/2005                        13,772                    14,047
                                                                   -------------
                                                                         119,559
                                                                   -------------
Industrials 59.7%
360 Networks, Inc.
  13.000% due 05/01/2008                         5,740                     2,210
Abbey Healthcare Group
   9.500% due 11/01/2002                        11,346                    11,431
Adelphia Business Solutions, Inc.
  12.250% due 09/01/2004                         5,679                     5,310
Adelphia Communications Corp.
  10.875% due 10/01/2010                            15                        16
Allied Waste North America, Inc.
   7.375% due 01/01/2004                        13,910                    13,701
   7.625% due 01/01/2006                         7,438                     7,252
   8.875% due 04/01/2008                         8,000                     7,928
American Airlines, Inc.
  10.610% due 03/04/2010                           513                       580
American Cellular Corp.
   9.500% due 10/15/2009                         6,000                     5,820
American Media Operation, Inc.
  10.250% due 05/01/2009                           789                       809
American Standard Cos., Inc.
   7.125% due 02/15/2003                           158                       160
   9.250% due 12/01/2016                         1,177                     1,183
Amerigas Partners LP
  10.000% due 04/15/2006                         4,900                     4,895
  10.125% due 04/15/2007                         2,367                     2,450
AM-FM, Inc.
   8.750% due 06/15/2007                         4,457                     4,691
   8.000% due 11/01/2008                         4,144                     4,320
Amphenol Corp.
   9.875% due 05/15/2007                         5,445                     5,731
Archibald Candy Corp.
  10.250% due 07/01/2004                         3,155                     1,672
Arco Chemical Co.
   9.375% due 12/15/2005                         4,425                     4,561
Ball Corp.
   7.750% due 08/01/2006                         6,704                     6,830
   8.250% due 08/01/2008                         5,206                     5,323
Beckman Instruments, Inc.
   7.100% due 03/04/2003                         6,423                     6,471
   7.450% due 03/04/2008                        12,717                    12,559
Benedek Communications Corp.
   0.000% due 05/15/2006 (c)                     1,184                       787
Bergen Brunswig Corp.
   7.375% due 01/15/2003                         6,950                     6,912
   7.250% due 06/01/2005                           500                       486
Beverly Enterprises, Inc.
   9.000% due 02/15/2006                        13,070                    13,266
British Sky Broadcasting PLC
   7.300% due 10/15/2006                         6,733                     6,616
   6.875% due 02/23/2009                        10,000                     9,268
   8.200% due 07/15/2009                        21,299                    21,296
Browning-Ferris Industries, Inc.
   6.100% due 01/15/2003                         3,234                     3,150
   7.875% due 03/15/2005                         1,578                     1,575
Building Materials Corp.
   7.750% due 07/15/2005                           971                       553
   8.000% due 10/15/2007                         1,007                       539
   8.000% due 12/01/2008                        10,601                     5,672
Cadmus Communications Corp.
   9.750% due 06/01/2009                         2,250                     2,109
Call-Net Enterprises, Inc.
   8.000% due 08/15/2008                         6,765                     2,089
Canadian Forest Oil Ltd.
   8.750% due 09/15/2007                        11,372                    11,656
Century Aluminum Co.
  11.750% due 04/15/2008                         6,050                     6,171
Century Communications Corp.
   9.750% due 02/15/2002                           513                       517
   0.010% due 03/15/2003                        15,743                    12,752
   9.500% due 03/01/2005                        10,500                    10,487
   8.750% due 10/01/2007                         2,998                     2,893
CF Cable TV, Inc.
   9.125% due 07/15/2007                         9,149                     9,319
Charter Communications Holdings LLC
   8.250% due 04/01/2007                        10,845                    10,425
   8.625% due 04/01/2009                         3,944                     3,816
  10.000% due 04/01/2009                         8,172                     8,519
  11.750% due 01/15/2010                            35                        24
   9.920% due 04/01/2011                         8,000                     5,620
Clark R & M, Inc.
   8.375% due 11/15/2007                         2,392                     1,854
Clearnet Communications, Inc.
   0.000% due 05/01/2009 (c)                     4,733                     3,999
Cliffs Drilling Co.
  10.250% due 05/15/2003                           592                       612
Columbus McKinnon
   8.500% due 04/01/2008                         8,306                     7,019
Consolidated Container
  10.125% due 07/15/2009                         6,428                     6,332
Constellation Brands, Inc.
   8.000% due 02/15/2008                         6,000                     6,165
   8.500% due 03/01/2009                         4,000                     4,040
Container Corp. of America
   9.750% due 04/01/2003                           789                       807
  11.250% due 05/01/2004                         5,185                     5,211
Continental Cablevision
   9.500% due 08/01/2013                         7,900                     8,757
Cross Timbers Oil Co.
   9.250% due 04/01/2007                         1,136                     1,198
   8.750% due 11/01/2009                         1,900                     1,986
Crown Castle International Corp.
   0.000% due 11/15/2007                         1,775                     1,473
  10.750% due 08/01/2011                        12,755                    13,233
CSC Holdings, Inc.
   9.250% due 11/01/2005                           789                       825
   9.875% due 05/15/2006                           671                       704
   7.875% due 12/15/2007                            79                        80
   7.625% due 04/01/2011                         9,150                     8,978
   9.875% due 02/15/2013                         2,595                     2,790
   9.875% due 04/01/2023                         3,155                     3,407

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 123

High Yield Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
Cumberland Farms
  10.500% due 10/01/2003              $          4,528             $       4,415
Delta Air Lines, Inc.
  10.790% due 03/26/2014                         1,786                     1,988
Diamond Cable Communication Co.
  13.250% due 09/30/2004                         1,184                     1,160
  11.750% due 12/15/2005 (d)                     7,887                     7,335
   0.000% due 02/15/2007 (c)                     2,700                     1,944
Echostar Communications Corp.
   9.250% due 02/01/2006                        19,177                    19,248
   9.375% due 02/01/2009                         6,704                     6,754
Electric Lightwave, Inc.
   6.050% due 05/15/2004                         1,000                       914
Energis PLC
   9.750% due 06/15/2009                         3,550                     3,355
Fairpoint Communications, Inc.
   9.500% due 05/01/2008                         6,412                     5,354
  10.908% due 05/01/2008 (d)                     3,550                     3,345
Federal-Mogul Corp.
   7.500% due 07/01/2004                         5,719                       886
   7.375% due 01/15/2006                           119                        17
   7.750% due 07/01/2006                         7,473                     1,084
Ferrellgas Partners LP
   9.375% due 06/15/2006                        11,931                    11,573
Fisher Scientific International
   7.125% due 12/15/2005                        10,845                    10,357
   9.000% due 02/01/2008                        12,249                    12,280
Flag Ltd.
   8.250% due 01/30/2008                        22,141                    20,147
Forest Oil Corp.
  10.500% due 01/15/2006                         2,828                     2,984
Fox/Liberty Networks LLC
   0.000% due 08/15/2007 (c)                     7,690                     7,036
Garden State Newspapers
   8.750% due 10/01/2009                         3,120                     3,042
   8.625% due 07/01/2011                         3,076                     2,999
Global Crossing Holding Ltd.
   9.500% due 11/15/2009                         3,944                     3,717
   6.000% due 10/15/2013                         9,969                     9,450
Golden Northwest Aluminum
  12.000% due 12/15/2006                         1,933                     1,653
Gulf Canada Resources Ltd.
   9.625% due 07/01/2005                         2,233                     2,311
   8.375% due 11/15/2005                         3,155                     3,423
Harrahs Operating Co., Inc.
   7.875% due 12/15/2005                        10,206                    10,257
   7.500% due 01/15/2009                        16,307                    16,275
HCA - The Healthcare Co.
   6.870% due 09/15/2003                         1,026                     1,035
   6.910% due 06/15/2005                           986                       971
   8.850% due 01/01/2007                         5,350                     5,791
   7.000% due 07/01/2007                        14,993                    14,562
   8.700% due 02/10/2010                           450                       476
   8.360% due 04/15/2024                         4,733                     4,586
   6.730% due 07/15/2045                         3,944                     3,985
Hercules, Inc.
  11.125% due 11/15/2007                         7,454                     7,566
HMH Properties, Inc.
   7.875% due 08/01/2005                        28,334                    27,554
Hollinger International Publishing
   8.625% due 03/15/2005                           198                       201
   9.250% due 02/01/2006                         3,629                     3,738
   9.250% due 03/15/2007                           537                       556
Horseshoe Gaming Holding
   8.625% due 05/15/2009                        15,250                    15,212
HS Resources, Inc.
   9.875% due 12/01/2003                         2,879                     2,937
   9.250% due 11/15/2006                        12,365                    12,860
Huntsman Corp.
   9.500% due 07/01/2007                         9,718                     7,532
Huntsman ICI Chemicals LLC
  10.125% due 07/01/2009                         1,796                     1,859
Huntsman Polymers Corp.
  11.750% due 12/01/2004                         3,629                     3,030
Intermedia Communications, Inc.
   0.000% due 05/15/2006 (c)                    20,240                    20,442
International Game Technology
   7.875% due 05/15/2004                        11,594                    11,768
   8.375% due 05/15/2009                        11,121                    11,455
ISP Holdings, Inc.
   9.000% due 10/15/2003                        16,374                    14,245
John Q. Hammons Hotels
   8.875% due 02/15/2004                         2,312                     2,231
   9.750% due 10/01/2005                         2,633                     2,541
Jones Intercable, Inc.
   8.875% due 04/01/2007                         3,991                     4,284
Jupiters Ltd.
   8.500% due 03/01/2006                        10,096                    10,071
K Mart Corp.
  12.350% due 01/01/2008                         3,803                     4,111
   8.800% due 07/01/2010                           902                       818
   9.350% due 01/02/2020                        10,203                     7,974
   9.780% due 01/05/2020                         7,552                     6,432
Keebler Corp.
  10.750% due 07/01/2006                         4,733                     5,020
KPNQWest BV
   8.125% due 06/01/2009                        19,560                    17,115
L-3 Communications Corp.
  10.375% due 05/01/2007                         5,938                     6,116
   8.500% due 05/15/2008                           466                       472
Lear Corp.
   8.250% due 02/01/2002                         5,056                     5,081
   7.960% due 05/15/2005                         4,315                     4,352
Lenfest Communications
   8.375% due 11/01/2005                         8,400                     9,156
  10.500% due 06/15/2006                           415                       489
Level 3 Communications, Inc.
  11.000% due 03/15/2008                         4,338                     3,416
   9.125% due 05/01/2008                        27,655                    19,773
   0.000% due 12/01/2008 (c)                     9,425                     4,571
  11.250% due 03/15/2010                           789                       619
  12.875% due 03/15/2010                        18,000                     6,930
Levi Strauss & Co.
   6.800% due 11/01/2003                        15,853                    14,902
Leviathan Gas Corp.
  10.375% due 06/01/2009                         2,773                     2,981
Lin Television Corp.
   8.375% due 03/01/2008                        10,035                     9,082
Lyondell Chemical Co.
   9.625% due 05/01/2007                        12,174                    12,539
Mail-Well Corp.
   8.750% due 12/15/2008                         8,026                     6,862
Mandalay Resort Group
   6.750% due 07/15/2003                        16,077                    15,554
   9.250% due 12/01/2005                         4,812                     4,854
   6.450% due 02/01/2006                            79                        74
  10.250% due 08/01/2007                           198                       204
   9.500% due 08/01/2008                           395                       413
Manor Care, Inc.
   8.000% due 03/01/2008                         3,000                     3,068
Marsh Supermarkets, Inc.
   8.875% due 08/01/2007                         5,916                     5,724
McLeodUSA, Inc.
   0.000% due 03/01/2007 (c)                    34,329                    28,321
   8.375% due 03/15/2008                         4,023                     3,430
   9.500% due 11/01/2008                        14,997                    13,535
   8.125% due 02/15/2009                         3,815                     3,205
  11.500% due 05/01/2009                           789                       773
Mediacom LLC
   9.500% due 01/15/2013                        22,600                    22,205
Metromedia Fiber Network, Inc.
  10.000% due 11/15/2008                        18,301                    15,281
  10.000% due 12/15/2009                        11,910                     9,945
MGM Grand, Inc.
   6.950% due 02/01/2005                        23,993                    23,977
   8.500% due 09/15/2010                        15,000                    15,680

124 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
Mirage Resorts, Inc.
   6.625% due 02/01/2005                 $       2,761             $       2,733
   7.250% due 10/15/2006                         2,106                     2,111
Newpark Resources, Inc.
   8.625% due 12/15/2007                         3,470                     3,435
Nextel Communications, Inc.
   0.000% due 09/15/2007 (c)                     9,000                     6,683
   9.375% due 11/15/2009                        20,333                    17,334
Nextel Partners, Inc.
   0.000% due 02/01/2009 (c)                    14,701                     9,151
  11.000% due 03/15/2010                         2,658                     2,319
Nextlink Communications, Inc.
   9.625% due 10/01/2007                         7,099                     4,224
  10.750% due 06/01/2009                         8,426                     5,013
  10.500% due 12/01/2009                         8,037                     4,943
NL Industries, Inc.
  11.750% due 10/15/2003                         1,135                     1,158
NTL, Inc.
  12.750% due 04/15/2005                           553                       528
  11.500% due 02/01/2006                         2,600                     2,327
  11.500% due 10/01/2008                         5,026                     4,448
Octel Developments PLC
  10.000% due 05/01/2006                         1,499                     1,506
Omnicare, Inc.
   5.000% due 12/01/2007                         6,000                     5,258
   8.125% due 03/15/2011                         6,000                     6,150
Orion Network Systems, Inc.
   0.000% due 01/15/2007 (c)                     9,885                     2,669
  11.250% due 01/15/2007                        11,535                     4,268
P&L Coal Holdings
   8.875% due 05/15/2008                        15,025                    15,739
Park Place Entertainment Corp.
   8.875% due 09/15/2008                         4,733                     4,839
Petroleos Mexicanos
   9.375% due 12/02/2008                         6,310                     6,578
PharMerica, Inc.
   8.375% due 04/01/2008                        14,607                    13,950
Physician Sales and Service, Inc.
   8.500% due 10/01/2007                         3,696                     3,049
Piedmont Aviation, Inc.
  10.200% due 01/15/2005                         1,163                     1,187
  10.250% due 03/28/2005                           451                       446
   9.900% due 11/08/2006                           865                       841
Pioneer National Resources Co.
   8.875% due 04/15/2005                        15,853                    16,755
   8.250% due 08/15/2007                         6,827                     7,000
   6.500% due 01/15/2008                         5,482                     5,086
Price Communications Wireless, Inc.
   9.125% due 12/15/2006                         7,947                     8,205
Pride International, Inc.
   9.375% due 05/01/2007                         4,595                     4,865
Primedia, Inc.
  10.250% due 06/01/2004                         3,155                     3,234
   8.500% due 02/01/2006                         8,671                     8,801
   7.625% due 04/01/2008                         6,507                     6,279
Qwest Communications International, Inc.
   7.500% due 11/01/2008                         5,916                     6,138
R & B Falcon Corp.
   6.500% due 04/15/2003                         6,144                     6,196
   9.125% due 12/15/2003                         1,250                     1,306
   6.750% due 04/15/2005                         3,569                     3,645
   9.125% due 12/15/2008                           722                       784
R.H. Donnelley, Inc.
   9.125% due 06/01/2008                         5,455                     5,591
Racers
   8.375% due 10/01/2007                        17,242                    14,021
Renaissance Media Group
   0.000% due 04/15/2008 (c)                    16,960                    12,974
Rogers Cablesystems Ltd.
  10.000% due 03/15/2005                         3,155                     3,392
Rogers Cantel, Inc.
   8.300% due 10/01/2007                         3,524                     3,498
   8.800% due 10/01/2007                         1,065                     1,068
   9.375% due 06/01/2008                        27,024                    28,173
Rural Cellular Corp.
   9.625% due 05/15/2008                        11,502                    10,582
Safety-Kleen Corp.
   9.250% due 06/01/2008 (e)                    22,459                       281
   9.250% due 05/15/2009 (e)                    11,042                       138
SC International Services, Inc.
   9.250% due 09/01/2007                        11,970                    12,389
Scotia Pacific Co. LLC
   7.710% due 01/20/2014 (d)                       142                       104
Silgan Holdings, Inc.
   9.000% due 06/01/2009                        11,556                    11,556
Smith's Food & Drug Centers, Inc.
   8.640% due 07/02/2012                           222                       239
Station Casinos, Inc.
  10.125% due 03/15/2006                           782                       812
   9.750% due 04/15/2007                         5,403                     5,565
   8.875% due 12/01/2008                           631                       639
   9.875% due 07/01/2010                           789                       793
Stone Container Corp.
   8.812% due 10/01/2005                         1,117                     1,121
  11.500% due 08/15/2006                         3,826                     3,998
Telecorp PCS, Inc.
  10.625% due 07/15/2010                        10,888                    10,561
Telewest Communications PLC
   9.625% due 10/01/2006                         3,873                     3,757
  11.000% due 10/01/2007 (d)                     5,136                     5,059
  11.250% due 11/01/2008                           789                       797
   0.000% due 04/15/2009 (c)                     6,746                     3,997
   9.875% due 02/01/2010                         6,113                     5,777
Tenet Healthcare Corp.
   7.875% due 01/15/2003                           789                       806
   8.625% due 12/01/2003                         5,684                     5,905
   8.000% due 01/15/2005                         5,731                     5,910
   8.625% due 01/15/2007                         5,761                     6,006
   7.625% due 06/01/2008                        18,945                    19,158
   8.125% due 12/01/2008                        10,500                    10,841
Time Warner Telecom, Inc.
  10.125% due 02/01/2011                         5,650                     5,678
Triad Hospitals, Inc.
  11.000% due 05/15/2009                         1,653                     1,827
Tritel PCS, Inc.
  10.375% due 01/15/2011                        13,250                    12,753
U.S. Airways, Inc.
   9.625% due 09/01/2003                        17,648                    17,805
   9.330% due 01/01/2006                         3,280                     3,198
United Defense Industries, Inc.
   8.750% due 11/15/2007                           789                       783
United Pan-Europe Communications NV
   0.000% due 02/01/2009 (c)                     6,502                     2,406
  10.875% due 08/01/2009                         5,885                     3,972
   1.000% due 11/01/2009                         7,000                     2,485
  13.750% due 02/01/2010                         6,500                     2,178
Vintage Petroleum, Inc.
   9.000% due 12/15/2005                         7,761                     8,033
   9.750% due 06/30/2009                         2,009                     2,200
VoiceStream Wireless Corp.
  10.375% due 11/15/2009                         3,155                     3,471
Waste Management, Inc.
   7.000% due 05/15/2005                           513                       520
WCG Corp.
   8.250% due 03/15/2004                        11,900                    11,850
Western Gas Resources, Inc.
  10.000% due 06/15/2009                         5,700                     6,071
Williams Communications Group, Inc.
  10.700% due 10/01/2007                         7,493                     5,845
  11.700% due 08/01/2008                         2,000                     1,570
  10.875% due 10/01/2009                         7,492                     5,507
  11.875% due 08/01/2010                         6,000                     4,650
World Color Press, Inc.
   8.375% due 11/15/2008                           513                       526
   7.750% due 02/15/2009                         1,381                     1,373

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 125

High Yield Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
Worldwide Fiber, Inc.
  12.000% due 08/01/2009           $             5,969             $       2,238
XO Communications, Inc.
  12.250% due 06/01/2009                         3,800                     1,349
  12.125% due 12/01/2009                         5,000                     1,575
Young Broadcasting, Inc.
   9.000% due 01/15/2006                        14,690                    13,919
   8.750% due 06/15/2007                           127                       117
  10.000% due 03/01/2011                        13,400                    13,065
                                                                   -------------
                                                                       1,577,388
                                                                   -------------
Utilities 9.4%
AES Corp.
   8.750% due 12/15/2002                         3,000                     3,060
  10.250% due 07/15/2006                         2,299                     2,397
   8.500% due 11/01/2007                         6,152                     6,106
   9.500% due 06/01/2009                        16,944                    17,961
   9.375% due 09/15/2010                            15                        16
American Tower Corp.
   9.375% due 02/01/2009                        13,000                    12,513
AT&T Canada, Inc.
   0.000% due 06/15/2008 (c)                    28,344                    23,592
  10.625% due 11/01/2008                         7,572                     8,403
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                        16,750                    16,732
Azurix Corp.
  10.375% due 02/15/2007                         9,644                     9,933
Calpine Corp.
   9.250% due 02/01/2004                        10,254                    10,259
   7.625% due 04/15/2006                         3,550                     3,568
   8.750% due 07/15/2007                        19,241                    19,774
   7.875% due 04/01/2008                         5,748                     5,756
   7.750% due 04/15/2009                           789                       780
   8.500% due 02/15/2011                         6,700                     6,893
Carolina Power & Light Energy, Inc.
   6.117% due 07/29/2002 (d)                     2,288                     2,293
Chesapeake Energy Corp.
   9.625% due 05/01/2005                         3,000                     3,285
CMS Energy Corp.
   8.125% due 05/15/2002                         3,579                     3,625
   6.750% due 01/15/2004                           592                       578
   7.000% due 01/15/2005                         7,887                     7,565
   9.875% due 10/15/2007                         6,113                     6,548
   8.500% due 04/15/2011                         9,000                     8,756
France Telecom
   7.750% due 03/01/2011                        19,750                    19,902
Giant Industries, Inc.
   9.750% due 11/15/2003                           150                       149
   9.000% due 09/01/2007                         1,750                     1,654
Key Energy Services, Inc.
   8.375% due 03/01/2008                         2,770                     2,853
Mastec, Inc.
   7.750% due 02/01/2008                         7,250                     6,978
Progress Energy, Inc.
   6.550% due 03/01/2004                         9,070                     9,266
   7.100% due 03/01/2011                         9,070                     9,348
Rocky River Realty
   8.810% due 04/14/2007 (b)                     2,912                     3,085
Williams Cos., Inc.
   7.259% due 11/15/2001 (d)                     4,812                     4,819
Wilmington Trust Co. - Tucson Electric
  10.210% due 01/01/2009                           500                       531
  10.732% due 01/01/2013                         7,015                     7,840
                                                                   -------------
                                                                         246,818
                                                                   -------------
Total Corporate Bonds & Notes                                          1,943,765
(Cost $2,093,227)                                                  -------------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 1.7%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 1.7%
LTC Commercial Corp.
   9.200% due 08/04/2023                         2,235                     2,421
   7.970% due 04/15/2028                         3,993                     3,750
NationsBanc Mortgage Capital Corp.
   8.035% due 05/25/2028                         3,035                     2,664
Red Mountain Funding Corp.
   9.150% due 11/28/2027                         4,517                     3,075
Resolution Trust Corp.
   6.900% due 02/25/2027                         3,693                     3,591
   7.000% due 05/25/2027                         4,417                     4,412
Sasco Floating Rate Commercial Mortgage Trust
   5.600% due 04/25/2003 (d)                    23,504                    23,379
                                                                   -------------
                                                                          43,292
                                                                   -------------
Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
   7.000% due 07/25/2008                         1,366                       163
   6.500% due 06/25/2017                            32                         0
   7.000% due 04/25/2019                         5,965                       243
   7.000% due 12/25/2021                         2,107                       230
                                                                             636
                                                                   -------------
Total Mortgage-Backed Securities                                          43,928
(Cost $43,762)                                                     -------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 10.1%
--------------------------------------------------------------------------------
Acterna LLC
   9.688% due 09/01/2007                         1,476                     1,466
Adelphia Communications Corp.
   9.190% due 10/01/2002                         3,000                     3,000
   9.300% due 02/15/2004                         7,000                     6,999
Airplanes Pass Through Trust
  10.875% due 03/15/2019                        22,490                    14,828
Airtrust
   0.990% due 06/01/2013                         8,912                     3,347
Allied Waste Industries, Inc.
   7.687% due 07/30/2006                         1,824                     1,807
   7.812% due 07/30/2006                         8,056                     7,982
   8.062% due 07/21/2007                           912                       904
   8.125% due 07/30/2007 (d)                     2,280                     2,259
   9.625% due 07/30/2007 (d)                     3,191                     3,163
   9.687% due 07/30/2007 (d)                     4,559                     4,518
   9.812% due 07/30/2007 (d)                         2                         2
Allied Waste North America, Inc.
   7.937% due 07/30/2007                           912                       911
Bergen Brunswig Corp.
   7.650% due 03/31/2005                         3,397                     3,386
   7.912% due 03/31/2005                           394                       393
   8.133% due 03/31/2005                           849                       847
   8.207% due 03/31/2005                         1,699                     1,693
   9.120% due 03/31/2005                         4,246                     4,233
   9.200% due 03/31/2005                         4,246                     4,233
   9.331% due 03/31/2005                         4,246                     4,233
   7.650% due 03/31/2006                         2,548                     2,561
Charter Commercial Holdings LLC
   8.150% due 03/31/2008                        15,500                    15,382
Conseco Finance
   9.300% due 10/15/2030                         8,000                     8,464
Continental Airlines, Inc.
   6.792% due 07/30/2004                        10,000                     9,788
Crown Castle
   8.130% due 03/31/2008                         3,000                     3,013
Da Vita
   8.000% due 03/31/2003                         4,176                     4,169
   8.750% due 03/13/2006                           492                       491
   9.187% due 03/31/2006                         2,463                     2,458
Emmis Communications Corp.
   8.312% due 08/31/2009                        16,500                    16,500
Flag Ltd.
   7.312% due 03/31/2006                         2,323                     2,318
Global Crossing Holding Ltd.
   8.030% due 08/15/2006                         3,000                     3,004
Green Tree Financial Corp.
   8.000% due 07/15/2018                         6,000                     5,297

126 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
Huntsman Corp.
   9.571% due 07/31/2004                   $       787             $         754
   7.750% due 06/30/2005                           492                       447
   8.913% due 06/30/2005                           688                       626
   9.375% due 06/30/2005                         1,869                     1,700
   9.500% due 06/30/2005                           138                       125
   9.571% due 06/30/2005                         1,351                     1,229
   8.750% due 12/31/2005                         3,000                     2,876
Impress Metal
   9.457% due 12/01/2006                         1,015                     1,016
Insight Midwest
   8.187% due 12/15/2009                         7,000                     7,043
Ispat Inland Co.
   9.508% due 07/09/2003                         4,000                     3,100
Morgan Stanley Aircraft Finance
   8.700% due 03/15/2023                        17,782                    11,878
Nextel Communications, Inc.
   8.400% due 03/31/2008                        17,169                    16,722
Primedia, Inc.
   7.955% due 07/31/2004                         4,975                     4,968
Rural Cellular Corp.
   9.068% due 10/03/2009                         3,819                     3,752
Starwood Hotels & Resorts
   7.757% due 02/23/2003                         7,758                     7,786
   8.131% due 02/23/2003                         6,743                     6,767
Stone Container Corp.
   8.812% due 04/01/2003 (d)                     1,466                     1,471
   8.875% due 10/01/2003                         1,466                     1,471
   8.812% due 10/01/2003 (d)                     4,136                     4,148
   8.875% due 10/01/2003                         4,129                     4,142
   8.812% due 10/01/2005                         1,117                     1,119
Total Renal Care
   8.062% due 03/31/2003                           878                       872
   8.437% due 03/31/2003                         4,095                     4,088
   9.875% due 03/31/2003                         7,324                     7,274
Triad Hospitals, Inc.
   9.240% due 12/31/2005                         1,324                     1,330
   9.390% due 12/31/2005                         5,523                     5,547
VoiceStream
   8.500% due 02/15/2009                         4,500                     4,466
   8.190% due 06/30/2009                        16,000                    15,887
                                                                   -------------
Total Asset-Backed Securities                                            266,253
(Cost $281,973)                                                    -------------

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.2%
--------------------------------------------------------------------------------
United Mexican States
   8.500% due 02/01/2006                         5,719                     5,848
                                                                   -------------
Total Sovereign Issues                                                     5,848
(Cost $5,703)                                                      -------------

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 1.9%
--------------------------------------------------------------------------------
Health Care 0.7%
Tenet Healthcare Corp.
   6.000% due 12/01/2005                         3,664                     3,316
Total Renal Care Holdings
   7.000% due 05/15/2009                        15,953                    13,959
                                                                   -------------
                                                                          17,275
                                                                   -------------
Industrial 1.0%
Pride International, Inc.
   0.010% due 04/24/2018                         9,268                     4,147
Waste Management, Inc.
   4.000% due 02/01/2002                        24,338                    23,607
                                                                   -------------
                                                                          27,754
                                                                   -------------
Utilities 0.2%
Nextel Communications, Inc.
   5.250% due 01/15/2010                         2,000                     1,293
Rogers Communications, Inc.
   2.000% due 11/26/2005                         4,400                     3,286
                                                                   -------------
                                                                           4,579
                                                                   -------------
Total Convertible Bonds & Notes                                           49,608
(Cost $48,033)                                                     -------------

                                                                          Value
                                                Shares                    (000s)
--------------------------------------------------------------------------------
PREFERRED STOCK 3.1%
--------------------------------------------------------------------------------
CSC Holdings, Inc.
  11.125% due 04/01/2008                       161,572             $      17,611
Fresenius Medical Care
   9.000% due 12/01/2006                        28,250                    28,674
   7.875% due 02/01/2008                        26,750                    26,015
Newscorp Overseas Ltd.
   8.625% due 12/31/2049                       105,100                     2,512
Primedia, Inc.
   9.200% due 11/01/2009                        55,300                     4,797
   8.625% due 04/01/2010                        39,500                     3,308
                                                                   -------------
Total Preferred Stock                                                     82,917
(Cost $85,373)                                                     -------------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 6.0%
--------------------------------------------------------------------------------
                                           Principal
                                              Amount
                                              (000s)
Commercial Paper 5.7%
Abbey National North America
   5.425% due 04/19/2001                   $       400                       399
American Express Credit Corp.
   6.240% due 04/06/2001                           500                       500
CBA (de) Finance
   4.960% due 04/23/2001                         2,300                     2,293
Coca-Cola Co.
   5.140% due 04/12/2001                         2,000                     1,997
   4.600% due 07/12/2001                         4,000                     3,944
Fannie Mae
   4.685% due 09/06/2001                         4,600                     4,505
General Electric Capital Corp.
   5.120% due 04/04/2001                         1,700                     1,700
   4.600% due 07/18/2001                         3,000                     2,956
Gillette Co.
   5.430% due 04/17/2001                         1,500                     1,497
   4.910% due 08/21/2001                         6,000                     5,887
KFW International Finance, Inc.
   5.320% due 05/30/2001                         4,000                     3,966
Monsanto Co.
   4.980% due 08/15/2001                        15,200                    14,925
National Rural Utilities
Cooperative Finance Corp.
   5.300% due 05/24/2001                         3,200                     3,176
Reseau Ferre De France
   4.590% due 07/25/2001                         1,000                       984
Swedbank, Inc.
   5.290% due 05/30/2001                         1,800                     1,785
   5.020% due 08/08/2001                         3,400                     3,341
UBS Finance, Inc.
   5.400% due 04/02/2001                        19,000                    19,000
   5.060% due 04/04/2001                         4,500                     4,499
   5.390% due 05/30/2001                         4,000                     3,965
   5.290% due 06/06/2001                         4,900                     4,855
   5.920% due 06/06/2001                        12,700                    12,584
   5.190% due 06/13/2001                         8,600                     8,514
   5.290% due 06/13/2001                        18,000                    17,819
   5.010% due 08/01/2001                        20,500                    20,164
   5.040% due 08/02/2001                         2,000                     1,967
   5.010% due 08/08/2001                         3,500                     3,440
                                                                   -------------
                                                                         150,662
                                                                   -------------
Repurchase Agreement 0.3%
State Street Bank
   4.600% due 04/02/2001                         8,039                     8,039
   (Dated 03/30/2001.
   Collateralized by Freddie Mac
   7.000% due 03/15/2010 valued at $8,205.
   Repurchase proceeds are $8,042.)
                                                                   -------------
Total Short-Term Instruments                                             158,700
(Cost $158,649)                                                    -------------

Total Investments (a) 96.6%                                        $   2,551,020
(Cost $2,716,720)

Other Assets and Liabilities (Net) 3.4%                                   91,122
                                                                   -------------
Net Assets 100.0%                                                  $   2,642,142
                                                                   -------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 127

High Yield Fund
March 31, 2001

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $2,721,008 was as follows:

Aggregate gross unrealized
appreciation for all
investments in which there was an
excess of value over tax cost.                                       $    31,646


Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (201,634)
                                                                     -----------
Unrealized depreciation-net                                          $ (169,988)
                                                                     -----------
(b) Restricted security.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at March 31, 2001:

                            Principal
                               Amount                 Unrealized
                           Covered by  Settlement  Appreciation/
Type       Currency          Contract       Month (Depreciation)
----------------------------------------------------------------
Buy              C$             2,539     05/2001   $       (10)
Sell                            2,539     05/2001             4
Buy              EC             2,870     04/2001            (9)
Sell                            2,870     04/2001           152
Sell                            2,870     06/2001             9
                                                    ------------
                                                    $       146
                                                    ------------

(g) Principal amount denoted in indicated currency:

   C$   - Canadian Dollar
   EC   - Euro

(h) Swap agreements outstanding at March 31, 2001:

                                              Notional                Unrealized
Type                                            Amount              Appreciation
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 2.500% and the Fund will pay to the counterparty at par in the event of default of CMS Energy Corp. Bond with maximum maturity date of 12/01/2009.

Broker: Morgan Stanley
Exp. 06/26/2001                            $    13,750               $        38
                                                                     -----------
128 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
Total Return Mortgage Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities (b)
  3.625% due 07/15/2002                   $        55              $          55
                                                                   -------------
Total U.S. Treasury Obligations                                               55
(Cost $55)                                                         -------------

MORTGAGE-BACKED SECURITIES 123.7%

Collateralized Mortgage Obligations 48.6%
Chase Mortgage Finance Corp.
  7.000% due 07/25/2024                            477                       477
  6.550% due 08/25/2028                            576                       580
  6.250% due 12/25/2028                            334                       304
Citicorp Mortgage Securities, Inc.
  6.500% due 05/25/2030                            295                       293
Countrywide Alternative Loan Trust
  6.750% due 08/25/2028                             85                        85
Countrywide Home Loans
  6.750% due 11/25/2027                             10                        10
  6.500% due 03/25/2029                            100                        96
  7.750% due 01/25/2031                            249                       256
DLJ Mortgage Acceptance Corp.
  7.000% due 06/25/2028                            138                       141
Fannie Mae
  6.900% due 08/25/2011                            100                       101
  6.500% due 02/25/2019                            725                       727
  7.750% due 08/25/2022                             66                        70
  7.500% due 03/25/2023                            100                       106
  7.625% due 04/25/2023 (d)                         25                        25
  7.000% due 09/25/2023                             17                        17
  6.750% due 09/25/2023                             55                        54
  6.500% due 09/25/2023                             37                        37
  6.500% due 10/25/2023                            217                       209
  6.500% due 12/25/2023                            176                       168
  7.100% due 12/25/2023                             72                        72
  5.980% due 04/18/2028 (d)                        111                       111
Freddie Mac
  6.000% due 06/15/2008                            405                       407
  4.500% due 03/15/2021                             47                        45
  3.500% due 12/15/2022                             10                         8
  6.500% due 12/15/2023                             48                        46
  6.500% due 03/15/2024                            110                       107
  6.900% due 04/15/2026                            946                       961
  8.000% due 06/15/2026                             73                        77
  6.500% due 05/15/2027                             73                        71
  7.000% due 01/15/2028                            433                       423
  6.000% due 10/15/2028                            153                       143
General Electric Capital Mortgage Services, Inc.
  5.250% due 11/25/2008                          1,117                     1,119
  7.000% due 01/25/2028                            100                       101
  6.750% due 06/25/2028                            200                       199
Government National Mortgage Association
  7.500% due 04/20/2013                          1,507                     1,507
  7.500% due 12/20/2022                             70                        71
  7.000% due 07/16/2026                            180                       182
Mellon Residential Funding Corp.
  6.580% due 07/25/2029 (d)                        410                       415
Norwest Asset Securities Corp.
  6.250% due 09/25/2028                            485                       464
  6.250% due 01/25/2029                            167                       165
PNC Mortgage Securities Corp.
  6.750% due 09/25/2028                          1,099                     1,093
Residential Accredit Loans, Inc.
  7.000% due 01/25/2028                            306                       308
Superannuation Members Home Loans Global Fund
  6.835% due 06/15/2026 (d)                        300                       300
Vendee Mortgage Trust
  7.750% due 05/15/2022                             39                        41
                                                                   -------------
                                                                          12,192
                                                                   -------------
Fannie Mae 20.0%
   5.500% due 12/01/2030                   $       990                  $    940
   5.805% due 10/01/2028 (d)                       471                       474
   6.483% due 11/01/2018 (d)                        40                        40
   6.500% due 04/16/2031                         2,500                     2,490
   7.000% due 05/14/2031                           500                       505
   7.217% due 08/01/2026 (d)                       120                       124
   7.519% due 05/01/2023 (d)                       156                       161
   8.114% due 04/01/2026 (d)                        57                        58
   9.000% due 01/01/2020                           215                       229
                                                                   -------------
                                                                           5,021
                                                                   -------------
Federal Housing Administration 6.8%
   7.430% due 06/01/2019                         1,706                     1,702

Freddie Mac 15.3%
   6.000% due 10/01/2024-05/14/2031 (c)          2,645                     2,579
   6.759% due 02/01/2018 (d)                       144                       144
   7.000% due 05/14/2031                         1,000                     1,012
   7.894% due 11/01/2028 (d)                        96                       100
                                                                   -------------
                                                                           3,835
                                                                   -------------
Government National Mortgage Association 32.2%
   7.125% due 10/20/2022 (d)                       128                       132
   7.375% due 03/20/2016-03/20/2027 (c)(d)       1,184                     1,200
   7.500% due 05/15/2027-04/23/2031 (c)          4,616                     4,729
   7.625% due 12/20/2021-11/20/2026 (c)(d)         218                       224
   7.750% due 07/20/2022-07/20/2025 (c)(d)         475                       487
   8.000% due 04/23/2031                         1,250                     1,290
                                                                   -------------
                                                                           8,062
                                                                   -------------
Stripped Mortgage-Backed Securities 0.8%
Fannie Mae (IO)
   6.500% due 07/25/2007                            37                         1
Fannie Mae (PO)
   0.000% due 07/25/2022                           264                       204
                                                                   -------------
                                                                             205
                                                                   -------------
Total Mortgage-Backed Securities                                          31,017
(Cost $30,390)                                                     -------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 1.6%
--------------------------------------------------------------------------------
Bayview Financial Acquisition Trust
   6.103% due 07/25/2030 (d)                       179                       179
MLCC Mortgage Investors, Inc.
   5.948% due 03/15/2025 (d)                       222                       222
                                                                   -------------
Total Asset-Backed Securities                                                401
(Cost $400)                                                        -------------
--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Industrial 0.0%
Clear Channel Communications, Inc.
   1.500% due 12/01/2002                            10                         9
                                                                   -------------
Total Convertible Bonds & Notes                                                9
(Cost $10)                                                         -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 22.8%
--------------------------------------------------------------------------------
Commercial Paper 22.6%
Abbey National North America
     5.020% due 08/08/2001                         300                       295
American Express Credit Corp.
     5.620% due 04/06/2001                         200                       200
Becton Dickinson & Co.
     6.110% due 04/25/2001                         400                       398
Executive Jet, Inc.
     5.240% due 06/27/2001                         500                       494
General Electric Capital Corp.
     5.370% due 04/04/2001                         100                       100
     5.020% due 04/25/2001                         400                       399
Halifax PLC
     4.600% due 08/02/2001                         700                       688
KFW International Finance, Inc.
     5.450% due 04/24/2001                         300                       299
     5.010% due 08/08/2001                         200                       197
National Rural Utilities Cooperative Finance Corp.
     4.810% due 05/24/2001                         700                       696

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 129

Total Return Mortgage Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
SBC Communications, Inc.
   5.290% due 04/10/2001                    $      500              $        499
Swedbank, Inc.
   5.040% due 08/08/2001                           400                       393
UBS Finance, Inc.
   5.460% due 06/06/2001                           600                       595
   5.340% due 06/06/2001                           400                       396
                                                                    ------------
                                                                           5,649
                                                                    ------------
Repurchase Agreement 0.2%
State Street Bank
   4.600% due 04/02/2001                            59                        59
   (Dated 03/30/2001. Collateralized by Fannie Mae
   6.100% due 09/14/2001 valued at $61.
   Repurchase proceeds are $59.)
                                                                    ------------
Total Short-Term Instruments                                               5,708
(Cost $5,707)                                                       ------------

Total Investments (a) 148.3%                                        $     37,190
(Cost $36,562)

Other Assets and Liabilities (Net) (48.3%)                              (12,122)
                                                                    ------------

Net Assets 100.0%                                                   $     25,068
                                                                    ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $36,560 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $        640

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (10)
                                                                    ------------
Unrealized appreciation-net                                         $        630
                                                                    ------------
(b) Principal amount of the security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)  Variable rate security. The rate listed is as of March 31, 2001.


130 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
GNMA Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 5.3%
--------------------------------------------------------------------------------
Small Business Administration
   7.449% due 08/01/2010                   $       499             $         527
                                                                   -------------
Total U.S. Government Agencies                                               527
(Cost $500)                                                        -------------

U.S. TREASURY OBLIGATIONS 33.0%

Treasury Inflation Protected
Securities (d)
   3.250% due 07/15/2002                           109                       111
   3.375% due 01/15/2007 (e)                     2,210                     2,235
   3.625% due 01/15/2008                           108                       111
U.S. Treasury Strips
   0.000% due 05/15/2013 (e)                     1,600                       838
                                                                   -------------
Total U.S. Treasury Obligations                                            3,295
(Cost $3,261)                                                      -------------
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 98.1%
--------------------------------------------------------------------------------
Collateralized Mortgage
Obligations 31.1%
ABN AMRO Mortgage Corp.
   6.750% due 04/25/2029                           229                       201
Countrywide Home Loans
   6.500% due 02/25/2009                           144                       143
Fannie Mae
   7.000% due 05/25/2006                            75                        75
   6.000% due 11/18/2017                           128                       129
   6.500% due 02/25/2019                           725                       728
   7.000% due 09/25/2021                         1,850                       168
   6.500% due 09/25/2023                           293                       278
Freddie Mac
   6.500% due 11/25/2023                           129                       122
   7.500% due 08/15/2029                           854                       165
General Electric Capital Mortgage Services, Inc.
   6.750% due 06/25/2028                            50                        50
Government National Mortgage Association
   7.500% due 09/16/2027                           563                       562
Residential Accredit Loans, Inc.
   7.000% due 01/25/2028                           474                       477
                                                                   -------------
                                                                           3,098
                                                                   -------------
Fannie Mae 1.0%
   7.780% due 03/01/2018 (b)                        42                        44
   9.000% due 07/01/2018                            58                        61
                                                                   -------------
                                                                             105
                                                                   -------------
Federal Housing Administration 1.6%
   7.430% due 03/01/2022                           163                       162
                                                                   -------------
Freddie Mac 6.7%
   6.655% due 06/01/2030 (b)                        99                       100
   6.871% due 05/01/2019 (b)                        60                        61
   8.137% due 09/01/2040                           475                       505
                                                                   -------------
                                                                             666
                                                                   -------------
National Mortgage Association 56.3%
   6.500% due 04/23/2031 (b)                     1,000                     1,000
   7.375% due 05/20/2016-02/20/2026 (b)(c)         900                       914
   7.500% due 10/20/2030-04/23/2031 (b)(c)       2,139                     2,184
   7.625% due 12/20/2017 (b)                        81                        83
   7.750% due 07/20/2018-08/20/2025 (b)(c)         270                       276
   8.000% due 05/21/2031                         1,000                     1,032
  11.250% due 07/20/2015                           117                       129
                                                                   -------------
                                                                           5,618
                                                                   -------------
Stripped Mortgage-Backed Securities 1.4%
Hilton Hotel Pool Trust (IO)
   1.000% due 10/01/2016                         2,987                       137
                                                                   -------------
Total Mortgage-Backed Securities                                           9,786
(Cost $9,684)                                                      -------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 19.4%
--------------------------------------------------------------------------------
Advanta Business Card Master Trust
   6.457% due 04/20/2008 (b)                $      100             $         102
Chase Funding Mortgage Loan
Asset-Backed Certificates
   7.330% due 10/25/2030 (b)                       200                       198
Conseco Finance
   9.290% due 12/15/2029                           500                       529
CS First Boston Mortgage Securities Corp.
   6.620% due 09/25/2009                            12                        12
Fingerhut Master Trust
   6.487% due 02/15/2005 (b)                       300                       299
General Electric Capital Mortgage Services, Inc.
   7.200% due 04/25/2029                           292                       280
Indymac Home Equity Loan Asset-Backed Trust
   6.126% due 12/25/2031 (b)                       200                       202
NPF XII, Inc.
   6.001% due 10/01/2003 (b)                       300                       300
The Money Store Home Equity Trust
   6.345% due 11/15/2021                            12                        12
                                                                   -------------
Total Asset-Backed Securities                                              1,934
(Cost $1,893)                                                      -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 14.2%
--------------------------------------------------------------------------------
Commercial Paper 13.0%
CBA (de) Finance
   4.990% due 04/23/2001                           300                       299
General Electric Capital Corp.
   4.970% due 04/04/2001                           200                       200
National Rural Utilities
Cooperative Finance Corp.
   4.880% due 05/25/2001                           400                       397
Swedbank, Inc.
   5.150% due 04/25/2001                           400                       399
                                                                   -------------
                                                                           1,295
                                                                   -------------
Repurchase Agreement 1.2%
State Street Bank
   4.600% due 04/02/2001                           115                       115
   (Dated 03/30/2001. Collateralized by Freddie Mac
   5.500% due 02/13/2004 valued at $121.
   Repurchase proceeds are $115.)
                                                                   -------------
Total Short-Term Instruments                                               1,410
(Cost $1,410)                                                      -------------

Total Investments (a) 170.0%                                       $      16,952
(Cost $16,748)

Other Assets and Liabilities (Net) (70.0%)                               (6,978)
                                                                   -------------
Net Assets 100.0%                                                  $       9,974
                                                                   -------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $16,747 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $         259

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (54)
                                                                   -------------
Unrealized appreciation-net                                        $         205
                                                                   -------------
(b) Variable rate security. The rate listed is as of March 31, 2001.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)  Principal amount of the security is adjusted for inflation.

(e)  Subject to financing transaction.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 131

Schedule of Investments
Real Return Bond Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 35.7%
--------------------------------------------------------------------------------
Banking & Finance 23.5%
Allied Irish Banks
   6.495% due 09/07/2006 (d)               $     1,200             $       1,211
Allstate Financial Global Funding
   7.125% due 09/26/2005                         2,500                     2,633
Associates Corp. of North America
   5.400% due 08/27/2001 (d)                     1,500                     1,504
   7.003% due 05/08/2003 (d)                     1,500                     1,503
AT&T Capital Corp.
   7.110% due 09/13/2001                           500                       504
   5.881% due 04/23/2002 (d)                     1,000                     1,002
Atlas Reinsurance PLC
   9.071% due 04/04/2003 (d)                     3,500                     3,500
  10.470% due 10/04/2004 (d)                     4,400                     4,400
Bear Stearns Co., Inc.
   5.900% due 08/01/2002 (d)                       500                       500
   5.270% due 09/21/2004 (d)                     1,000                     1,000
Chase Manhattan Corp.
   5.360% due 12/10/2001 (d)                       500                       501
CIT Group, Inc.
   6.750% due 05/14/2001                         1,000                     1,002
Citicorp
   4.992% due 09/17/2001 (d)                       335                       335
Dime Bancorp, Inc.
   7.000% due 07/25/2001                         4,225                     4,235
Donaldson, Lufkin & Jenrette, Inc.
   7.210% due 04/25/2003 (d)                     7,500                     7,503
DQE Capital Corp.
   7.233% due 01/15/2002 (d)                     1,000                     1,000
Export-Import Bank Korea
   6.500% due 11/15/2006                         2,500                     2,547
Finova Capital Corp.
   6.040% due 11/08/2002 (d)                     2,800                     2,299
First Union Corp.
   7.550% due 08/18/2005                        10,000                    10,610
Florida Windstorm Underwriting Association
   6.700% due 08/25/2004                           500                       511
Ford Motor Credit Co.
   6.993% due 07/16/2002 (d)                     1,000                     1,000
   6.885% due 02/13/2003 (d)                       350                       348
   5.190% due 06/20/2003 (d)                    18,500                    18,484
General Motors Acceptance Corp.
   5.273% due 12/09/2002 (d)                     2,000                     2,003
   7.035% due 07/21/2003 (d)                     3,500                     3,505
Gold Eagle Capital Ltd.
  11.078% due 04/15/2001                         2,440                     2,440
   9.748% due 04/15/2001                         1,000                     1,000
Heller Financial, Inc.
   6.893% due 04/26/2002 (d)                       250                       250
   6.500% due 07/22/2002                         1,000                     1,015
   7.500% due 08/23/2002                         8,200                     8,414
   6.635% due 04/28/2003 (d)                     3,000                     2,992
Household Finance Corp.
   5.772% due 08/06/2002 (d)                     2,000                     2,006
J.P. Morgan & Co., Inc.
   6.654% due 02/15/2012 (d)                     3,170                     2,895
Juno RE Ltd.
  10.367% due 06/26/2002 (d)                     8,050                     7,849
Korea Development Bank
   5.885% due 03/01/2002 (d)                       500                       488
   8.008% due 06/16/2003 (d)                       500                       490
Lehman Brothers Holdings, Inc.
   5.388% due 06/03/2002 (d)                     2,500                     2,502
   7.533% due 07/15/2002 (d)                       600                       604
   7.015% due 09/03/2002 (d)                     2,000                     2,000
MBNA America Bank NA
   6.560% due 04/25/2002 (d)                       500                       500
Merrill Lynch & Co.
   6.791% due 11/01/2001 (d)                     1,700                     1,702
   7.085% due 02/08/2002 (d)                       400                       401
   6.768% due 02/04/2003 (d)                     2,000                     2,003
   6.991% due 08/01/2003 (d)                     4,000                     4,011
Monumental Global Funding II
   5.106% due 09/26/2003 (d)                     2,000                     2,001
Morgan Stanley, Dean Witter & Co.
   6.883% due 04/15/2002 (d)                     1,000                     1,002
   5.583% due 02/21/2003 (d)                     1,500                     1,502
   6.767% due 03/13/2003 (d)                     2,000                     2,000
National Australia Bank Ltd.
   6.035% due 05/19/2010 (d)                     1,500                     1,510
National Rural Utilities Cooperative Finance Corp.
   6.880% due 05/31/2002 (d)                     1,900                     1,902
   5.337% due 08/13/2002 (d)                    10,000                    10,002
National Westminster Bank PLC
   5.520% due 09/16/2002 (d)                     3,500                     3,512
NeHi, Inc.
  11.310% due 06/09/2003 (d)                     3,000                     3,030
Old Kent Bank
   6.275% due 11/01/2005 (d)                     1,000                       999
Pemex Finance Ltd.
   6.125% due 11/15/2003                           367                       364
Premium Asset Trust
   7.078% due 11/27/2004 (d)                     5,000                     5,011
Protective Life Funding Trust
   7.090% due 01/17/2003 (d)                     1,000                     1,002
Prudential Funding Corp.
   5.968% due 10/18/2001 (d)                     3,000                     3,004
   6.375% due 07/23/2006                         2,000                     2,026
PS Colorado Credit Corp.
   7.398% due 05/30/2002 (d)                     1,300                     1,299
Qwest Capital Funding, Inc.
   7.195% due 07/08/2002 (d)                     1,000                     1,001
Residential Reinsurance
  10.836% due 06/01/2001 (d)                     7,200                     7,265
  10.926% due 06/01/2001 (d)                     9,000                     9,000
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002                        17,433                    17,528
   6.962% due 04/28/2003 (d)                     3,000                     3,003
Seismic Ltd.
  10.901% due 01/01/2002 (d)                     2,500                     2,485
Textron Financial Corp.
   6.963% due 10/26/2001 (d)                     2,500                     2,504
   7.033% due 09/17/2002 (d)                     5,000                     5,009
   5.423% due 12/09/2002 (d)                     1,000                     1,002
Toyota Motor Credit Corp.
   5.388% due 02/15/2002 (d)                       400                       401
Western Capital
  10.665% due 01/07/2003                         5,000                     5,003
                                                                   -------------
                                                                         211,569
                                                                   -------------
Industrials 5.8%
AIC Corp.
   6.153% due 10/02/2002 (d)                       250                       250
Alpha Wind
  11.321% due 05/23/2001 (d)                     1,500                     1,500
Coastal Corp.
   7.330% due 07/21/2003 (d)                     8,000                     8,022
Cox Enterprises, Inc.
   7.658% due 05/01/2033 (d)                     2,000                     2,001
DaimlerChrysler North America
Holding Corp.
   5.790% due 12/16/2002 (d)                     2,000                     1,992
   7.078% due 08/16/2004 (d)                     5,000                     4,874
Delta Air Lines, Inc.
   8.540% due 01/02/2007                         3,734                     3,825
Enron Corp.
   5.510% due 09/10/2001 (d)                     2,500                     2,502
   8.000% due 08/15/2005                         3,000                     3,217
Fred Meyer, Inc.
   7.375% due 03/01/2005                         2,000                     2,095
Global Crossing Holding Ltd.
   6.000% due 10/15/2013                         1,250                     1,185
HCA - The Healthcare Co.
   6.442% due 09/19/2002 (d)                     8,000                     8,000
Petroleos Mexicanos
   9.500% due 09/15/2027                         4,750                     4,976
Philip Morris Cos., Inc.
   7.250% due 09/15/2001                         1,000                     1,007


132 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
Raytheon Co.
   7.020% due 08/10/2001 (d)                $    1,600             $       1,602
Staples, Inc.
   6.195% due 11/26/2001 (d)                     2,000                     2,002
United Air Lines, Inc.
   5.272% due 12/02/2002 (d)                     1,179                     1,177
Waste Management, Inc.
   7.100% due 08/01/2026                         1,500                     1,521
                                                                   -------------
                                                                          51,748
                                                                   -------------
Utilities 6.4%
Allete
   7.610% due 10/20/2003 (d)                     2,500                     2,503
Commonwealth Edison Co.
   7.158% due 09/30/2002 (d)                     1,000                     1,001
Deutsche Telekom AG
   7.750% due 06/15/2005                        10,000                    10,333
Dominion Resources, Inc.
   7.230% due 09/16/2002 (d)                     3,500                     3,514
   7.600% due 07/15/2003                         5,000                     5,206
Entergy Gulf States, Inc.
   6.303% due 06/02/2003 (d)                     4,500                     4,506
Hawaiian Electric Industries, Inc.
   7.783% due 04/15/2003 (d)                     2,000                     2,002
Oneok, Inc.
   6.231% due 04/24/2002 (d)                     2,000                     2,003
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (d)(i)                  5,000                     4,125
Public Service Enterprise Group, Inc.
   5.408% due 06/15/2001 (d)                       500                       500
Scana Corp.
   7.253% due 02/08/2002 (d)                     1,900                     1,902
   7.393% due 07/15/2002 (d)                     3,900                     3,907
Sierra Pacific Resources
   6.298% due 04/20/2002 (d)                     1,000                       850
   7.340% due 04/20/2003 (d)                     2,000                     1,700
Sprint Capital Corp.
   5.678% due 11/15/2001 (d)                     1,000                     1,001
   5.410% due 06/10/2002 (d)                     3,000                     3,005
Texas Utilities Corp.
   5.420% due 06/25/2001 (d)                     1,300                     1,300
   5.781% due 09/24/2001 (d)                       500                       499
Vodafone Group PLC
   5.080% due 12/19/2001 (d)                     6,500                     6,511
WorldCom, Inc.
   7.375% due 01/15/2003                         1,000                     1,012
                                                                   -------------
                                                                          57,380
                                                                   -------------
Total Corporate Bonds & Notes                                            320,697
(Cost $319,838)                                                    -------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.6%
--------------------------------------------------------------------------------
Florida 0.4%
Tampa, Florida Utility Tax & Special
Revenue Bond, (AMBAC Insured), Series 2000
6.000% due 10/01/2004                            3,580                     3,853
                                                                   -------------
New Mexico 0.0%
New Mexico Mortgage Finance Authorities Revenue Bonds,
(GNMA,FNMA, FHLMC Insured), Series 1997
7.000% due 07/01/2006                              215                       225
                                                                   -------------
New York 0.0%
New York City General Obligation Bonds
5.660% due 08/01/2002 (d)                           76                        76
                                                                   -------------
Ohio 0.2%
Hamilton, Ohio School Districts Gas Supply Revenue Bonds,
Northern Ohio, (MBIA Insured), Series 1999
6.910% due 08/01/2001                            1,500                     1,512
                                                                   -------------
Total Municipal Bonds & Notes                                              5,666
(Cost $5,510)                                                      -------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 1.2%
--------------------------------------------------------------------------------
Fannie Mae
  5.440% due 03/13/2002 (d)                      6,100                     6,128
Federal Farm Credit Bank
  2.868% due 02/14/2002 (d)                        600                       602
Federal Home Loan Bank
  5.917% due 02/15/2002 (d)                      2,485                     2,497
SallieMae
  6.779% due 10/25/2004 (d)                         56                        56
  6.787% due 04/25/2006 (d)                      1,245                     1,243
  6.694% due 01/25/2007 (d)                        249                       249
                                                                   -------------
Total U.S. Government Agencies                                            10,775
(Cost $10,662)                                                     -------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 107.8%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities (g)
  3.625% due 07/15/2002 (b)(c)                 192,506                   196,296
  3.375% due 01/15/2007 (c)                    166,955                   168,782
  3.625% due 01/15/2008                        163,335                   167,163
  3.875% due 01/15/2009 (c)                    151,184                   157,231
  3.625% due 04/15/2028                         94,944                    96,813
  3.875% due 04/15/2029 (c)                    170,847                   182,379
                                                                   -------------
Total U.S. Treasury Obligations                                          968,664
(Cost $935,531)                                                    -------------
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 2.0%
--------------------------------------------------------------------------------
Collateralized Mortgage
Obligations 2.0%
Bear Stearns Adjustable Rate
Mortgage Trust
   7.674% due 11/25/2030 (d)                     4,754                     4,775
CMC Securities Corp.
   6.000% due 11/25/2008                           207                       207
Fannie Mae
   5.462% due 10/25/2008 (d)                       108                       108
   6.500% due 02/25/2029                           126                       105
Freddie Mac
   7.000% due 07/15/2022                         1,827                     1,837
   6.500% due 01/25/2028                           100                        98
   7.000% due 10/15/2030                         3,000                     3,069
GMAC Commercial Mortgage Asset Corp.
   5.307% due 07/20/2002 (d)                     7,401                     7,401
                                                                   -------------
                                                                          17,600
                                                                   -------------
Fannie Mae 0.0%
   9.021% due 10/01/2024 (d)                       410                       424
                                                                   -------------
Federal Housing Administration 0.0%
   7.430% due 12/01/2020                           296                       296
                                                                   -------------
Total Mortgage-Backed Securities                                          18,320
(Cost $18,228)                                                     -------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 3.9%
--------------------------------------------------------------------------------
AESOP Funding II LLC
   5.830% due 11/20/2006 (d)                    14,000                    13,924
AFC Home Equity Loan Trust
   5.270% due 03/25/2027 (d)                       170                       170
American Residential Eagle Trust
   5.870% due 07/25/2029 (d)                     5,453                     5,466
Asset Backed Securities Corp. Home Equity
   5.377% due 06/21/2029 (d)                     4,451                     4,465
Conseco Finance
   7.890% due 07/15/2018                         2,000                     2,095
   8.170% due 12/15/2025                         2,000                     2,103
Conseco Finance Home Loan Trust
   8.880% due 06/15/2024                           750                       797
EQCC Home Equity Loan Trust
   5.483% due 03/20/2029 (d)                       165                       165
IMC Home Equity Loan Trust
   6.610% due 06/20/2013                            28                        28
MMCA Automobile Trust
   6.300% due 06/15/2002                           567                       568
Onyx Acceptance Auto Trust
   6.590% due 09/15/2002                           187                       188
   6.350% due 10/15/2003                           239                       239

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 133

Real Return Bond Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
SallieMae
   6.481% due 07/25/2004 (d)               $        52             $          52
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                           177                       178
Voicestream Vender Facility
   9.620% due 06/30/2009                         5,000                     4,965
                                                                   -------------
Total Asset-Backed Securities                                             35,406
(Cost $35,210)                                                     -------------
--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.0%
--------------------------------------------------------------------------------
United Mexican States
   0.000% due 06/30/2003                           718                         9
                                                                   -------------
Total Sovereign Issues                                                         9
(Cost $0)                                                          -------------
--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.1%
--------------------------------------------------------------------------------

Caisse D'amort Dette Soc
   3.800% due 07/25/2006         EC              5,084                     4,553
Commonwealth of New Zealand
   4.500% due 02/15/2016         N$              4,800                     2,127
Newcourt Credit Group, Inc.
   7.625% due 06/28/2001         C$                500                       318
Republic of France
   3.000% due 07/25/2009         EC              2,553                     2,177
United Mexican States
   1.352% due 12/31/2019 (d)     JY             70,000                       547
                                                                   -------------
Total Foreign Currency-Denominated                                         9,722
Issues (Cost $10,365)                                              -------------
--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.4%
--------------------------------------------------------------------------------
Industrial 0.4%
Nabors Industries, Inc.
   0.010% due 06/20/2020                   $     5,000                     3,538
                                                                   -------------
Total Convertible Bonds & Notes                                            3,538
(Cost $3,097)                                                      -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 20.6%
--------------------------------------------------------------------------------
Commercial Paper 20.5%
Abbey National North America
   5.240% due 04/10/2001                         2,200                     2,197
   4.930% due 08/01/2001                         7,100                     6,983
American Express Credit Corp.
   5.300% due 04/04/2001                         5,000                     4,999
   6.250% due 04/06/2001                         4,700                     4,697
   6.360% due 04/06/2001                           600                       600
Becton Dickinson & Co.
   6.110% due 04/09/2001                           600                       599
Campbell Soup Co.
   6.270% due 04/16/2001                           300                       299
Coca-Cola Co.
   5.140% due 04/12/2001                         2,000                     1,997
Fannie Mae
   4.700% due 05/16/2001                           500                       497
Federal Farm Credit Bank
   4.630% due 08/29/2001                        19,000                    18,624
General Electric Capital Corp.
   5.470% due 04/18/2001                           700                       699
   4.900% due 04/25/2001                         8,700                     8,673
   5.350% due 05/09/2001                         9,000                     8,951
   4.870% due 05/30/2001                         8,500                     8,433
   4.600% due 07/18/2001                         1,600                     1,577
Halifax PLC
   5.300% due 06/06/2001                        12,500                    12,386
   5.010% due 08/08/2001                           900                       884
KFW International Finance, Inc.
   5.170% due 06/27/2001                        19,000                    18,778
   5.010% due 08/08/2001                           600                       590
National Rural Utilities Cooperative Finance Corp.
   5.130% due 04/17/2001                         7,000                     6,985
   5.280% due 04/19/2001                         4,300                     4,289
   4.880% due 05/25/2001                         6,600                     6,553
SBC Communications, Inc.
   5.290% due 04/10/2001                         6,400                     6,392
Swedbank, Inc.
   5.020% due 08/08/2001                         4,600                     4,521
UBS Finance, Inc.
   5.470% due 04/09/2001                         4,400                     4,395
   5.410% due 05/16/2001                           600                       596
   5.290% due 06/13/2001                        12,500                    12,375
   5.040% due 08/02/2001                         2,500                     2,459
   5.070% due 08/08/2001                         1,500                     1,474
   5.040% due 08/15/2001                         2,800                     2,749
   4.750% due 09/05/2001                         3,000                     2,938
   4.740% due 09/06/2001                         8,600                     8,422
Verizon Global Funding
   5.010% due 05/16/2001                        10,000                     9,939
   4.950% due 06/15/2001                         3,500                     3,464
Walt Disney Co.
   4.900% due 08/07/2001                         5,000                     4,914
                                                                   -------------
                                                                         184,928
                                                                   -------------
Repurchase Agreement 0.1%
State Street Bank
   4.600% due 04/02/2001                           673                       673
   (Dated 03/30/2001. Collateralized by Freddie Mac
   6.680% due 12/28/2001 valued at $690.
   Repurchase proceeds are $673.)
                                                                   -------------
Total Short-Term Instruments                                             185,601
(Cost $185,577)                                                    -------------

Total Investments (a) 173.3%                                        $  1,558,398
(Cost $1,524,018)

Other Assets and Liabilities (Net) (73.3%)                             (659,298)
                                                                   -------------

Net Assets 100.0%                                                   $    899,122
                                                                   -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $1,524,669 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     36,825

Aggregate gross unrealized depreciation for all investments in which there was
an excess of tax cost over value.                                        (3,096)
                                                                   -------------

Unrealized appreciation-net                                         $     33,729
                                                                   -------------

(b) Securities with an aggregate market value of $889 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                           # of      Unrealized
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (06/2001)                          85    $        (88)
United Kingdom 90 Day LIBOR Futures (09/2002)                38              (3)
                                                                   -------------
                                                                   $        (91)
                                                                   -------------

(c) Subject to financing transaction.

(d)  Variable rate security. The rate listed is as of March 31, 2001.

134 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

--------------------------------------------------------------------------------

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                          Principal
                             Amount                  Unrealized
                         Covered by   Settlement  Appreciation/
Type       Currency        Contract        Month (Depreciation)
----------------------------------------------------------------
Sell             C$             560      04/2001 $            7
Buy              EC           7,813      04/2001            (26)
Sell                          7,813      04/2001            372
Sell                          7,813      06/2001             26
Sell             JY          78,994      04/2001             35
Buy                          78,994      04/2001            (15)
Sell                         78,994      06/2001             15
Sell             N$           5,169      04/2001             89
                                                 ---------------
                                                 $          503
                                                 ---------------

(f) Principal amount denoted in indicated currency:

           C$  - Canadian Dollar
           EC  - Euro
           JY  - Japanese Yen
           N$  - New Zealand Dollar

(g) Principal amount of security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2001:

                                              Notional                Unrealized
Type                                            Amount            (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                             $   10,000               $     (735)

Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                  5,000                     (235)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $5,000 in exchange for shares of Nabors Industries, Inc. due 6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                  3,042                     (116)

Receive fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                  1,000                        0
                                                                     -----------
                                                                     $   (1,086)
                                                                     -----------
(i) Security is in default.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 135

Schedule of Investments
Foreign Bond Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
AUSTRALIA (e)(f) 2.2%
--------------------------------------------------------------------------------
General Electric Capital
Australia Funding
   6.750% due 09/15/2007         A$                750             $         390
General Motors Acceptance Corp.
   4.849% due 03/25/2002 (d)     EC             10,300                     9,038
Registered Australian Mortgage Securities
   5.138% due 09/26/2032 (d)                     2,840                     2,498
Torrens Trust
   5.424% due 07/15/2031 (d)      $              2,776                     2,776
                                                                   -------------
Total Australia                                                           14,702
(Cost $15,826)                                                     -------------
--------------------------------------------------------------------------------
AUSTRIA (e)(f) 0.2%
--------------------------------------------------------------------------------
Republic of Austria
   5.500% due 01/15/2010 (i)     EC              1,200                     1,093
                                                                   -------------
Total Austria                                                              1,093
(Cost $1,041)                                                      -------------
--------------------------------------------------------------------------------
BELGIUM (e)(f) 2.4%
--------------------------------------------------------------------------------
Kingdom of Belgium
   9.000% due 03/28/2003         EC                  5                         5
   5.100% due 11/21/2004 (d)     BF            183,200                     4,290
   7.500% due 07/29/2008 (i)     EC             10,500                    10,669
   5.000% due 09/28/2011 (i)                     1,700                     1,485
                                                                   -------------
Total Belgium                                                             16,449
(Cost $18,926)                                                     -------------
--------------------------------------------------------------------------------
BRAZIL (e)(f) 0.9%
--------------------------------------------------------------------------------
Republic of Brazil
   7.625% due 04/15/2006 (d)      $              7,040                     6,380
                                                                   -------------
Total Brazil                                                               6,380
(Cost $6,570)                                                      -------------
--------------------------------------------------------------------------------
CANADA (e)(f) 9.2%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
   6.350% due 04/01/2002         C$              3,440                     2,211
Commonwealth of Canada
   5.250% due 09/01/2003                           640                       410
   6.000% due 09/01/2005 (i)                    52,500                    34,482
   7.250% due 06/01/2007 (i)                    34,500                    24,151
   5.500% due 06/01/2010                         1,800                     1,149
                                                                   -------------
Total Canada                                                              62,403
(Cost $63,801)                                                     -------------
--------------------------------------------------------------------------------
CAYMAN ISLANDS (e)(f) 1.2%
--------------------------------------------------------------------------------
Capital Credit Card Corp. Ltd.
   5.625% due 10/15/2004         DM              2,800                     1,262
International Credit Receivable Japan
   0.746% due 08/25/2005         JY             50,000                       398
   5.602% due 03/15/2010                         1,800                     1,585
MBNA American Euro
   4.887% due 05/19/2004 (d)     EC              8,100                     7,116
                                                                   -------------
Total Cayman Islands                                                      10,361
(Cost $12,305)                                                     -------------
--------------------------------------------------------------------------------
DENMARK (e)(f) 1.7%
--------------------------------------------------------------------------------
Lb Rheinland - PFALZ
   4.750% due 04/04/2008         EC              5,330                     4,633
Nykredit
   6.000% due 10/01/2009         DK             29,895                     3,415
Unikredit Realkredit
   6.000% due 07/01/2029                        27,036                     3,098
                                                                   -------------
Total Denmark                                                             11,146
(Cost $10,934)                                                     -------------
--------------------------------------------------------------------------------
FRANCE (e)(f) 10.2%
--------------------------------------------------------------------------------
Axa
   2.500% due 01/01/2014         EC                835                       729
Republic of France
   5.500% due 04/25/2007 (i)                     7,890                     7,320
   4.000% due 04/25/2009 (i)                     8,250                     6,924
   3.000% due 07/25/2009                         3,115                     2,656
   4.000% due 10/25/2009 (i)                    46,070                    38,104
   5.500% due 04/25/2010                        13,960                    12,913
                                                                   -------------
Total France                                                              68,646
(Cost $70,890)                                                     -------------
--------------------------------------------------------------------------------
GERMANY (e)(f) 18.4%
--------------------------------------------------------------------------------
Commerzbank AG
   5.206% due 10/25/2032 (d)     EC              6,200                     5,470
Depfa Pfandbriefbank
   4.750% due 07/15/2008                         3,590                     3,106
   5.750% due 03/04/2009 (i)                     3,560                     3,270
DT Hypothekenbank
   3.500% due 07/03/2006                         7,000                     5,798
Hypothekenbank in Essen AG
   5.500% due 02/20/2007                         1,690                     1,620
Landesbank Baden-Wuerttemberg AG
   5.500% due 04/02/2007                         3,240                     2,943
Republic of Germany
   6.000% due 07/04/2007 (i)                    26,200                    24,913
   5.250% due 01/04/2008 (i)                    35,730                    32,802
   4.125% due 07/04/2008 (i)                    21,500                    18,375
   4.500% due 07/04/2009 (i)                    19,100                    16,618
   5.375% due 01/04/2010 (i)                     1,750                     1,615
   6.250% due 01/04/2024 (i)                     1,880                     1,841
   6.250% due 01/04/2030 (i)                     1,700                     1,688
Rheinische Hypothekenbank AG
   4.250% due 09/24/2008                         3,310                     2,763
WestDeutsche Landersbank
   4.750% due 09/28/2007                         1,630                     1,421
                                                                   -------------
Total Germany                                                            124,243
(Cost $123,367)                                                    -------------
--------------------------------------------------------------------------------
GREECE (e)(f) 0.4%
--------------------------------------------------------------------------------
Hellenic Finance
   2.000% due 07/15/2003          EC             1,600                     1,409
Hellenic Republic
   7.850% due 05/19/2003 (d) GD                    293                       266
   7.890% due 06/17/2003 (d)                       315                       287
   7.080% due 10/23/2003 (d)                     1,103                     1,018
                                                                   -------------
Total Greece                                                               2,980
(Cost $3,926)                                                      -------------
--------------------------------------------------------------------------------
ITALY (e)(f) 14.5%
--------------------------------------------------------------------------------
Finmeccanica SpA
   2.000% due 06/08/2005         EC                544                       461
First Italian Auto Transaction
   5.139% due 07/01/2008 (d)                     7,230                     6,363
Island Finance
   5.404% due 03/30/2015 (d)                     2,684                     2,372
Republic of Italy
   5.750% due 09/15/2002 (i)                    26,400                    23,681
   7.750% due 11/01/2006 (i)                     5,700                     5,738
   4.500% due 05/01/2009 (i)                    64,110                    54,593
   4.250% due 11/01/2009 (i)                     5,560                     4,639
                                                                   -------------
Total Italy                                                               97,847
(Cost $100,861)                                                    -------------

136 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
JAPAN (e)(f) 1.7%
--------------------------------------------------------------------------------
Government of Japan
   0.900% due 12/22/2008 (d)(i)     JY         907,400            $        7,180
International Credit Receivable Japan 1 Tranche A
   0.863% due 08/25/2005                       132,610                     1,056
SHL Corp. Ltd.
   1.031% due 12/25/2024 (d)                    76,618                       610
   1.331% due 12/25/2024 (d)                    76,000                       605
                                                                   -------------
Total Japan                                                                9,451
(Cost $10,447)                                                     -------------
--------------------------------------------------------------------------------
MEXICO (e)(f) 0.9%
--------------------------------------------------------------------------------
Petroleos Mexicanos
   8.850% due 09/15/2007                    $    1,040                     1,070
   9.375% due 12/02/2008                         1,290                     1,345
United Mexican States
   8.750% due 05/30/2002             BP            960                     1,385
  10.375% due 01/29/2003             DM          2,575                     1,233
   4.000% due 03/11/2004             JY        130,000                     1,062
                                                                   -------------
Total Mexico                                                               6,095
(Cost $6,454)                                                      -------------
--------------------------------------------------------------------------------
NETHERLANDS (e)(f) 0.6%
--------------------------------------------------------------------------------
Unilever NV
     4.830% due 09/17/2001 (d)       EC          4,800                     4,204
                                                                   -------------
Total Netherlands                                                          4,204
(Cost $4,096)                                                      -------------
--------------------------------------------------------------------------------
NEW ZEALAND (e)(f) 0.9%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
     4.500% due 02/15/2016           N$         13,430                     5,951
                                                                   -------------
Total New Zealand                                                          5,951
(Cost $7,504)                                                      -------------
--------------------------------------------------------------------------------
PERU (e)(f) 0.3%
--------------------------------------------------------------------------------
Republic of Peru
   4.500% due 03/07/2017 (d)                $    2,700                     1,843
                                                                   -------------
Total Peru                                                                 1,843
(Cost $1,867)                                                      -------------
--------------------------------------------------------------------------------
SOUTH KOREA (e)(f) 2.7%
--------------------------------------------------------------------------------
Export-Import Bank Korea
   7.250% due 06/25/2001                    $    1,945                     1,950
   6.500% due 02/10/2002 (d)                       800                       801
KBC Bank Fund Trust IV
   8.220% due 11/29/2049             EC          2,800                     2,591
Korea Development Bank
     4.885% due 05/14/2001           DM          7,310                     3,286
     2.770% due 05/21/2001           JY        500,000                     3,995
     2.450% due 09/10/2001                     231,000                     1,848
     1.875% due 02/13/2002                     466,000                     3,726
                                                                   -------------
Total South Korea                                                         18,197
(Cost $19,514)                                                     -------------
--------------------------------------------------------------------------------
SPAIN (e)(f) 3.8%
--------------------------------------------------------------------------------
Kingdom of Spain
     5.150% due 07/30/2009 (i)       EC         28,430                    25,459
                                                                   -------------
Total Spain                                                               25,459
(Cost $28,157)                                                     -------------
--------------------------------------------------------------------------------
SUPRANATIONAL (e)(f) 1.3%
--------------------------------------------------------------------------------
Eurofima
     4.750% due 07/07/2004 (i)       SK         60,900                     5,885
International Bank for
Reconstruction & Development
     7.250% due 04/09/2001           N$          6,400                     2,581
                                                                   -------------
Total Supranational                                                        8,466
(Cost $10,093)                                                     -------------

--------------------------------------------------------------------------------
SWEDEN (e)(f) 0.7%
--------------------------------------------------------------------------------
Kingdom of Sweden
  13.000% due 06/15/2001             SK         11,200             $       1,097
   5.000% due 01/28/2009                        37,800                     3,746
                                                                   -------------
Total Sweden                                                               4,843
(Cost $5,233)                                                      -------------
--------------------------------------------------------------------------------
UNITED KINGDOM (e)(f) 7.5%
--------------------------------------------------------------------------------
Abbey National Treasury
Service PLC
   5.250% due 01/21/2004             BP          2,670                     3,766
British Telecommunications PLC
   6.079% due 12/15/2003 (d)               $     5,180                     5,182
Core
   5.138% due 03/17/2009 (d)                     3,360                     3,339
Halifax Group Euro Finance
   7.627% due 12/29/2049             EC          1,040                       965
Haus Ltd.
   5.124% due 12/10/2037 (d)                     8,500                     7,481
Holmes Financing PLC
   5.859% due 07/15/2017 (d)                     5,540                     5,541
Lloyds TSB Capital
   7.375% due 02/07/2049 BP                        500                       462
SCCR Series 1 Ltd.
   5.373% due12/15/2031 (d)                      1,414                     1,247
United Kingdom Gilt
   7.500% due 12/07/2006 (i)                     4,800                     7,678
   7.250% due 12/07/2007 (i)                     4,800                     7,712
   5.750% due 12/07/2009 (i)                     4,690                     7,078
                                                                   -------------
Total United Kingdom                                                      50,451
(Cost $52,225)                                                     -------------
--------------------------------------------------------------------------------
UNITED STATES (e)(f) 62.4%
--------------------------------------------------------------------------------
Asset-Backed Securities 10.4%
Advanta Mortgage Loan Trust
   5.383% due 07/25/2026 (d)               $       227                       227
AFC Home Equity Loan Trust
   5.270% due 03/25/2027 (d)                       681                       681
   5.350% due 07/25/2030 (d)                     7,283                     7,296
Americredit Automobile Receivable Trust
   5.880% due 12/05/2003                           161                       162
Amresco Residential Securities Mortgage
  Loan Trust
   6.000% due 06/25/2029 (d)                     4,603                     4,621
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                           162                       163
   6.290% due 07/20/2004                           321                       323
Bayview Financial Acquisition Trust
   7.170% due 02/25/2029 (d)                       308                       309
   5.920% due 11/25/2030 (d)                     5,100                     5,100
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                            54                        54
Conseco Finance
   5.534% due 10/15/2031 (d)                     1,176                     1,181
CS First Boston Mortgage
Securities Corp.
   5.424% due 12/15/2030 (d)                     5,859                     5,865
Delta Funding Home Equity Loan Trust
   7.380% due 12/15/2017                           398                       402
EQCC Home Equity Loan Trust
   5.770% due 05/20/2010                           757                       756
   5.484% due 03/20/2030                           330                       330
First Alliance Mortgage Loan
Trust
   5.238% due 12/20/2027 (d)                       190                       190
Green Tree Floorplan
Receivables Master Trust
   5.921% due 11/15/2004 (d)                     2,500                     2,501
Nissan Auto Receivables
Grantor Trust
   5.450% due 04/15/2004                         1,108                     1,112
Provident Bank Equipment Lease Trust
   5.830% due 11/25/2011 (d)                     1,732                     1,732
Providian Gateway Master Trust
   5.380% due 03/15/2007                         5,800                     5,800
Providian Home Equity Loan Trust
   5.340% due 06/25/2025 (d)                     3,342                     3,346


                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 137

Foreign Bond Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                   $       339             $         342
Residential Asset Securities Corp.
   5.770% due 01/25/2032 (d)                    10,416                    10,429
Residential Funding Mortgage
Securities, Inc.
   10.836% due 06/01/2001                       11,100                    11,100
Salomon Brothers Mortgage
Securities VII
   5.310% due 02/25/2031 (d)                     5,734                     5,734
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                           478                       482
                                                                   -------------
                                                                          70,238
                                                                   -------------
Corporate Bonds & Notes 12.6%
Abbey National Capital Trust I
   8.963% due 12/29/2049                         2,000                     2,218
Allegheny Energy Supply
   6.325% due 05/01/2002 (d)                     2,900                     2,902
Alpha Wind
   11.321% due 05/23/2001 (d)                    2,000                     2,000
Associates First Capital Corp.
   5.810% due 01/25/2031 (d)                     5,391                     5,391
AT&T Capital Corp.
   5.881% due 04/23/2002 (d)                       675                       677
Bancomext Trust Division
   8.000% due 08/05/2003                           390                       397
Bear Stearns Co., Inc.
   5.210% due 03/28/2003 (d)                     2,670                     2,669
Beckman Instruments, Inc.
   7.100% due 03/04/2003                           344                       347
Capital One Bank
   6.308% due 07/28/2003 (d)                    12,000                    11,797
CMS Energy Corp.
   8.125% due 05/15/2002                           546                       553
DaimlerChrysler North America
Holding Corp.
   5.640% due 08/23/2002 (d)                     3,900                     3,868
DQE Capital Corp.
   6.179% due 01/15/2002 (d)                       800                       800
Finova Capital Corp.
   5.193% due 06/18/2003 (d)(j)                  5,700                     4,674
Ford Motor Credit Co.
   1.000% due 12/22/2003                  JY   107,000                       854
   6.089% due 07/19/2004 (d)               $     2,800                     2,781
   1.200% due 02/07/2005                  JY   619,000                     4,925
General Motors Acceptance Corp.
   1.250% due 12/20/2004                       208,000                     1,665
Gold Eagle Capital Ltd.
   11.079% due 04/15/2001 (d)              $     2,500                     2,500
International Game Technology
   7.875% due 05/15/2004                         1,700                     1,726
J.P. Morgan & Co., Inc. 6.655% due
   02/15/2012 (d)                                4,670                     4,264
Jones Intercable, Inc.
   8.875% due 04/01/2007                           427                       458
MGM Grand, Inc.
   6.950% due 02/01/2005                           180                       180
NeHi, Inc.
   11.379% due 06/09/2003 (d)                    2,000                     2,020
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (d)(j)                  2,700                     2,228
Protective Life Funding Trust
   6.089% due 01/17/2003 (d)                     1,200                     1,202
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (h)                    13,375                    13,449
   5.629% due 02/11/2003 (d)                       400                       401
Sprint Capital Corp.
   5.875% due 05/01/2004                           690                       678
Texas Utilities Corp.
   7.389% due 09/24/2001 (d)                     2,600                     2,592
Texas Utilities Electric Co.
   5.650% due 12/20/2002 (d)                     1,500                     1,501
WorldCom, Inc.
   7.375% due 01/15/2003 (d)                     3,100                     3,136
                                                                   -------------
                                                                          84,853
                                                                   -------------
Mortgage-Backed Securities 22.5%
Bank of America Mortgage
Securities, Inc.
   6.500% due 05/25/2029                           291                       286
Bear Stearns Adjustable Rate
Mortgage Trust
   6.944% due 02/25/2031 (d)                     4,569                     4,614
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                         1,906                     1,924
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                         1,766                     1,775
   6.500% due 03/25/2029                           140                       136
Crusade Global Trust
   5.719% due 05/15/2021 (d)                    13,119                    13,152
Fannie Mae
   8.495% due 07/01/2021 (d)                       612                       630
   7.764% due 11/01/2022 (d)                       800                       827
   7.583% due 01/01/2023 (d)                     1,130                     1,166
   8.210% due 08/01/2023 (d)                       921                       947
Freddie Mac
   6.000% due 03/15/2008                           620                       621
   9.050% due 06/15/2019                            51                        54
   8.266% due 06/01/2022 (d)                     1,051                     1,059
   8.393% due 08/01/2022 (d)                       607                       622
General Electric Capital Mortgage
Services, Inc.
   6.250% due 07/25/2029                           500                       506
Government National Mortgage
Association
   7.625% due 11/20/2021 (d)                       477                       489
   7.375% due 05/20/2022 (d)                        45                        46
   7.750% due 07/20/2022 (d)                       499                       511
   7.750% due 09/20/2022 (d)                       314                       322
   7.375% due 05/20/2023 (d)                       493                       502
   7.750% due 07/20/2023 (d)                       533                       545
   7.750% due 07/20/2023 (d)                       252                       258
   7.750% due 08/20/2023 (d)                       238                       244
   7.750% due 09/20/2023 (d)                     1,392                     1,426
   7.750% due 09/20/2023 (d)                       621                       636
   7.125% due 10/20/2023 (d)                     2,594                     2,660
   7.625% due 10/20/2024 (d)                       212                       217
   7.375% due 04/20/2025 (d)                       154                       157
   7.750% due 07/20/2025 (d)                     3,312                     3,391
   7.750% due 09/20/2025 (d)                       644                       660
   7.625% due 12/20/2025 (d)                       250                       257
   7.750% due 09/20/2026 (d)                       514                       526
   7.375% due 04/20/2027 (d)                     1,271                     1,290
   6.000% due 04/15/2028-05/20/2030 (d)(g)     118,980                    59,219
   7.000% due 04/20/2030-05/20/2030 (d)(g)      10,384                     5,840
   6.500% due 04/23/2031 (d)                     4,260                     4,259
   7.500% due 04/23/2031                        12,600                    12,915
Homeside Mortgage Securities Trust
   5.929% due 01/20/2027 (d)                     2,900                     2,900
Medallion Trust
   5.880% due 07/12/2031 (d)                     4,844                     4,846
Prudential Home Mortgage Securities
   6.800% due 05/25/2024                           480                       464
Residential Funding Mortgage
Securities, Inc.
   6.500% due 05/25/2029                         1,311                     1,195
   5.779% due 05/12/2032 (d)                    12,805                    12,821
Sasco Floating Rate Commercial
Mortgage Trust
   5.408% due 11/20/2001 (d)                     1,900                     1,901
Structured Asset Mortgage
Investments, Inc.
   6.581% due 06/25/2029 (d)                     2,938                     2,984
                                                                   -------------
                                                                         151,800
                                                                   -------------
Municipal Bonds & Notes 0.1%
Massachusetts State Turnpike Authority Metro
Highway System Revenue Bonds, (MBIA Insured),
Series 1999 5.000% due 01/01/2037                1,000                       941
                                                                   -------------
                                                Shares
Preferred Security 1.0%
DG Funding Trust
   7.150% due 12/29/2049 (d)                       640                     6,528
                                                                   -------------

138 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
U.S. Government Agencies 2.7%
Federal Home Loan Bank
   5.805% due 02/15/2002 (d)               $    14,000             $     14,066
Small Business Administration
   6.640% due 02/10/2011                         4,400                    4,428
                                                                   -------------
                                                                         18,494
                                                                   -------------
Treasury Obligations 13.1%
Treasury Inflation Protected
Securities (h)
   3.625% due 07/15/2002 (b)(i)                 79,211                   80,771
   3.875% due 01/15/2009                         2,348                    2,442
   3.625% due 04/15/2028                         4,762                    4,855
   3.875% due 04/15/2029                           213                      228
                                                                   -------------
                                                                         88,296
                                                                   -------------
Total United States                                                     421,150
(Cost $419,115)                                                    -------------
--------------------------------------------------------------------------------
PURCHASED CALL OPTION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bond (OTC)
   5.500% due 02/15/2008
   Strike @ 113.250 Exp.                        25,000                        0
   06/01/2001
U.S. Treasury Note (OTC)
   5.500% due 02/15/2008
   Strike @ 112.19 Exp. 07/02/2001             215,000                       15
U.S. Treasury Note Futures (CBOT)
   6.000% due 06/30/2001
   Strike @ 119.000 Exp. 05/26/2001                400                        6
                                                                   -------------
Total Purchased Call Options                                                 21
(Cost $46)                                                         -------------
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Republic of Germany (OTC)
   4.500% due 07/04/2009
   Strike @ 90.281 Exp. 05/02/2001              17,000                        0
Republic of Germany (OTC)
   5.250% due 01/04/2008
   Strike @ 96.281 Exp. 05/02/2001              29,000                        0
Republic of Germany (OTC)
   5.250% due 01/04/2008
   Strike @ 98.400 Exp. 05/02/2001              21,000                        0
Republic of Germany (OTC)
   5.250% due 01/04/2011
   Strike @ 95.300 Exp. 05/02/2001              15,000                        0
Republic of Germany (OTC)
   6.000% due 07/04/2007
   Strike @ 101.031 Exp. 05/02/2001             27,000                        0
Republic of France (OTC)
   4.000% due 10/25/2009
   Strike @ 86.500 Exp. 05/02/2001              42,000                        0
Government National Mortgage
Association (OTC)
   6.000% due 05/21/2031
   Strike @ 90.281 Exp. 05/04/2001             145,000                        0
Government National Mortgage
Association (OTC)
   7.500% due 05/21/2031
   Strike @ 96.641 Exp. 05/04/2001              13,000                        0
Interest Rate Swap (OTC)
   7.500% due 05/01/2023
   Strike @ 7.500 Exp. 04/29/2002               11,200                       16
Japanese Government Bond (OTC)
   10.800% due 06/20/2008
   Strike @ 97.750 Exp. 05/02/2001          14,700,000                        1
                                                                   -------------
Total Purchased Put Options                                                  17
(Cost $462)                                                        -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 10.1%
--------------------------------------------------------------------------------
Commercial Paper 9.2%
Abbey National North America
   5.040% due 08/06/2001                         7,000                    6,881
American Express Co.
   5.320% due 04/04/2001                           100                      100
Becton Dickinson & Co.
   4.800% due 07/25/2001                         2,000                    1,969
Coca-Cola Co.
   4.600% due 07/12/2001                         7,500                    7,396
General Electric Capital Corp.
   4.990% due 04/03/2001                         1,800                    1,800
   4.980% due 04/25/2001                         2,500                    2,492
   4.870% due 05/30/2001                        10,000                    9,918
   4.600% due 07/18/2001                        10,000                    9,853
National Rural Utilities
Cooperative Finance Corp.
   4.880% due 05/25/2001                         1,000                      993
Reseau Ferre De France
   4.590% due 07/25/2001                         7,500                    7,383
Swedbank, Inc.
   5.150% due 04/25/2001                         2,000                    1,993
   5.090% due 08/08/2001                         4,000                    3,931
UBS Finance, Inc.
   5.340% due 04/04/2001                           600                      600
   5.040% due 08/02/2001-08/15/2001 (g)         12,600                    6,683
Verizon Global Funding
   5.340% due 04/05/2001                           300                      300
                                                                   -------------
                                                                         62,292
                                                                   -------------
Repurchase Agreement 0.8%
State Street Bank
   4.600% due 04/02/2001                         5,365                    5,365
   (Dated 03/30/2001. Collateralized by                            -------------
   Freddie Mac 7.000% due 03/15/2010
   valued at $5,476.
   Repurchase proceeds are $5,367.)

U.S. Treasury Bills 0.1%
   4.600% due 05/17/2001 (b)                       585                      581
                                                                   -------------

Total Short-Term Instruments                                             68,238
(Cost $68,255)                                                     -------------

Total Investments (a) 154.2%                                       $  1,040,636
(Cost $1,061,915)

Written Options (c) (0.3%)                                               (2,046)
(Premiums $696)

Other Assets and Liabilities                                           (363,749)
(Net) (53.9%)                                                      -------------

Net Assets 100.0%                                                  $    674,841
                                                                   -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $1,062,222 was as follows:

Aggregate gross unrealized
appreciation for all
investments in which there was an
excess of value over tax cost.                                     $      8,890

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                    (30,477)
                                                                   -------------
Unrealized depreciation-net                                        $    (21,586)
                                                                   -------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 139

Foreign Bond Fund
March 31, 2001

(b) Securities with an aggregate market value of $7,367 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                    Unrealized
                                                # of             Appreciation/
Type                                       Contracts            (Depreciation)
------------------------------------------------------------------------------
U.S. Treasury 10 Year Note                     2,127               $      (502)
(06/2001)
EuroBond 10 Year Note (06/2001)                  199                       183
Government of Japan 10 Year                      162                       174
Note (06/2001)
UK GILT LIF (06/2001)                             15                        (9)
                                                                   -------------
                                                                   $      (154)
                                                                   -------------

(c) Premiums received on
written options:

                                            # of
Type                                   Contracts      Premium              Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December
Futures
   Strike @ 95.00 Exp. 12/17/2001             34   $       14      $          10

Call - CBOT U.S. Treasury Note
June Futures
   Strike @ 107.00 Exp. 05/26/2001            35           22                 30

Put - CME Eurodollar December
Futures
   Strike @ 95.25 Exp. 12/17/2001            206          103                113

Call - CBOT U.S. Treasury Note
June Futures
   Strike @ 108.00 Exp. 05/26/2001           243          133                133

Put - OTC 3 Month LIBOR
Interest Rate Swap
   Strike @ 7.50 Exp. 04/29/2002      16,000,000          362              1,689

Put - CBOT U.S. Treasury Note
June Futures
   Strike @ 105.00 Exp. 05/26/2001           125           62                 71
                                                   -----------------------------
                                                   $      696      $       2,046
                                                   -----------------------------
(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Foreign forward currency contracts
outstanding at March 31, 2001:

                             Principal
                                Amount                               Unrealized
                            Covered by         Settlement         Appreciation/
Type     Currency             Contract              Month        (Depreciation)
-------------------------------------------------------------------------------
Buy            A$                1,600            04/2001          $      (106)
Sell                             2,584            04/2001                   79
Buy            C$                5,813            04/2001                  (32)
Sell                            11,560            04/2001                  145
Sell           SF               43,161            05/2001                  208
Buy            CP              349,600            04/2001                  (26)
Sell                           349,600            04/2001                   18
Sell           DK               54,194            05/2001                  344
Buy            EC              161,227            04/2001               (1,425)
Sell                           146,971            04/2001                7,780
Sell                           135,290            06/2001                  510
Sell           BP               10,726            05/2001                  522
Sell           H$              121,000            05/2001                   40
Buy                            111,900            08/2001                  (49)
Sell                           223,800            08/2001                  172
Buy            HF              341,600            08/2001                  (29)
Buy            JY            5,209,915            04/2001               (1,027)
Sell                         5,209,915            04/2001                2,255
Sell                         5,960,790            06/2001                1,136
Buy            KW            1,262,100            04/2001                 (159)
Sell                         1,262,100            04/2001                   38
Sell           N$               21,385            04/2001                  370
Buy            PZ               28,050            04/2001                1,181
Sell                            28,050            04/2001                 (245)
Sell           SK               57,435            05/2001                  361
Buy            TB               28,140            04/2001                  (23)
Sell                            28,140            04/2001                   28
Buy            TD               21,403            04/2001                   (7)
Sell                            21,403            04/2001                   (2)
                                                                   ------------
                                                                   $    12,057
                                                                   ------------
(f) Principal amount denoted in indicated currency:

      A$   -    Australian Dollar
      BF   -    Belgian Franc
      BP   -    British Pound
      C$   -    Canadian Dollar
      CP   -    Chilean Peso
      DK   -    Danish Krone
      DM   -    Germany Mark
      EC   -    Euro
      GD   -    Greek Drachma
      H$   -    Hong Kong Dollar
      HF   -    Hungarian Forint
      JY   -    Japanese Yen
      KW   -    Korean Won
      N$   -    New Zealand Dollar
      PZ   -    Polish Zloty
      SF   -    Swiss Franc
      SK   -    Swedish Krona
      TB   -    Thai Baht
      TD   -    Taiwan Dollar

(g) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Security is in default.

(k) Swap agreements outstanding at March 31, 2001:

                                                                      Unrealized
                                              Notional             Appreciation/
Type                                            Amount            (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.949% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                          BP      4,500              $       240

Receive floating rate based on 6-month Australian Bank
Bill and pay interest rate swap equal to 5.217%

Broker: Morgan Stanley
Exp. 03/15/2006                          A$     36,800                      171

Receive floating rate based on 3-month Canadian Bank
Bill and pay fixed rate equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                          C$     60,600                   (1,492)

Receive floating rate based on 3-Month H$-HIBOR and pay fixed rate equal to 6.910%.need to review the docs.

Broker: Goldman Sachs
Exp. 02/15/2006                          H$    293,000                   (1,988)

Receive floating rate based on 3-month Canadian
Bank Bill and pay fixed rate equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                          C$     24,330                     (302)

140 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                                      Unrealized
                                              Notional             Appreciation/
Type                                            Amount            (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                         JY    1,776,00             $       (961)

Receive fixed rate equal to 6.790% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                           $     37,200                    2,190

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2006                                 83,700                    1,985

Receive fixed rate equal to 5.683% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Morgan Stanley
Exp. 01/08/2004                         BP      33,800                      509

Receive floating rate based on 3-Month
H$-HIBOR and pay fixed rate equal to
5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                          H$    419,000                     (270)

Receive fixed rate equal to 5.710% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                           $     53,700                      528

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2011                                 46,400                      589

Receive fixed rate equal to 5.900% and
pay floating rate based on 6-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 01/26/2004                         BP      26,400                      439

Receive floating rate based on 6-month
BP-LIBOR and pay fixed rate equal to 5.410%

Broker: Morgan Stanley
Exp. 09/01/2002                                 11,000                      (41)

Receive fixed rate equal to 5.513%
and
pay floating rate based on 6-month
BP-LIBOR

Broker: Morgan Stanley
Exp. 03/01/2004                                 11,000                       99

Receive fixed rate equal to 6.343%
and pay floating rate based on 6-month
EURO-LIBOR

Broker: Lehman Brothers
Exp. 03/08/2016                         EC      47,500                      (25)

Receive floating rate based on 6-month
BP-LIBOR and pay fixed rate equal to 5.465%

Broker: Lehman Brothers
Exp. 03/07/2016                         BP      30,200             $         49

Receive fixed rate equal to 6.273%
and pay floating rate based on 6-month
EURO-LIBOR

Broker: Morgan Stanley
Exp. 03/13/2016                         EC      32,960                      (68)

Receive floating rate based on 6-month
BP-LIBOR and pay fixed rate equal to 5.778%

Broker: Morgan Stanley
Exp. 03/13/2016                         BP      20,600                      (50)

Receive fixed rate equal to 5.471%
and pay floating rate based on 6-month
BP-LIBOR

Broker: Goldman Sachs
Exp. 03/15/2006                                 24,700                      206

Receive fixed rate equal to 5.440%
and pay floating rate based on 3-month
LIBOR

Broker: Goldman Sachs
Exp. 03/19/2006                           $      9,500                       13

Receive floating rate based on 3-month
H$-HIBOR and pay fixed rate equal to
5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                          H$     73,800                       51

Receive fixed rate equal to 5.467% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2006                           $     18,400                        1

Receive fixed rate equal to 5.225% and
pay floating rate based on 6-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                         BP      53,370                       27

Receive fixed rate equal to 5.133% and
pay floating rate based on 3-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                145,900                     (136)
                                                                    ------------
                                                                    $      1,764
                                                                    ------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 141

Schedule of Investments
Global Bond Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
AUSTRALIA (e)(f) 1.4%
--------------------------------------------------------------------------------
General Motors Acceptance Corp.
  4.849% due 03/25/2002 (d)               EC     1,000             $         879
Registered Australian
  Mortgage Securities
  5.138% due 09/26/2032 (d)                        621                       546
Superannuation Members Home Loans
Global Fund
  6.835% due 06/15/2026 (d)               $      1,600                     1,600
Torrens Trust
  5.424% due 07/15/2031 (d)                      1,388                     1,388
                                                                   -------------
Total Australia                                                            4,413
(Cost $4,535)                                                      -------------
--------------------------------------------------------------------------------
AUSTRIA (e)(f) 0.2%
--------------------------------------------------------------------------------
Republic of Austria
  5.500% due 01/15/2010                   EC       600                       547
                                                                   -------------
Total Austria                                                                547
(Cost $521)                                                        -------------
--------------------------------------------------------------------------------
BELGIUM (e)(f) 1.3%
--------------------------------------------------------------------------------
Kingdom of Belgium
  6.750% due 11/21/2004 (d)               BF    95,900                     2,246
  7.500% due 07/29/2008 (i)               EC       900                       915
  5.000% due 09/28/2011 (i)                      1,000                       873
                                                                   -------------
Total Belgium                                                              4,034
(Cost $5,047)                                                      -------------
--------------------------------------------------------------------------------
BRAZIL 1.3%
--------------------------------------------------------------------------------
Republic of Brazil
  7.625% due 04/15/2006 (d)               $      4,286                     3,885
                                                                   -------------
Total Brazil                                                               3,885
(Cost $3,988)                                                      -------------
--------------------------------------------------------------------------------
CANADA (e)(f) 8.2%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
  6.350% due 04/01/2002                   C$     1,460                       938
Commonwealth of Canada
  6.000% due 09/01/2005 (i)                     16,000                    10,510
  7.000% due 12/01/2006 (i)                      7,900                     5,444
  7.250% due 06/01/2007 (i)                     11,000                     7,700
  5.500% due 06/01/2010                          1,100                       702
                                                                   -------------
Total Canada                                                              25,294
(Cost $25,982)                                                     -------------
--------------------------------------------------------------------------------
CAYMAN ISLANDS (e)(f) 1.2%
--------------------------------------------------------------------------------
Geldilux Ltd.
  4.931% due 02/12/2002                   EC     3,500                     3,080
International Credit
  Recovery-Japan
  0.746% due 08/25/2005                   JY    20,000                       159
  0.863% due 08/25/2005                         63,422                       505
                                                                   -------------
Total Cayman Islands                                                       3,744
(Cost $3,795)
--------------------------------------------------------------------------------
DENMARK (e)(f) 1.3%
--------------------------------------------------------------------------------
Lb Rheinland - PFALZ
  4.750% due 04/04/2008                   EC     2,130                     1,852
Nykredit
  6.000% due 10/01/2009                   DK    14,921                     1,706
Unikredit Realkredit
  6.000% due 07/01/2029                          3,488                       400
                                                                   -------------
Total Denmark                                                              3,958
(Cost $3,863)                                                      -------------
--------------------------------------------------------------------------------
FRANCE (e)(f) 7.9%
--------------------------------------------------------------------------------
Axa
  2.500% due 01/01/2014                   EC       405                       353
Republic of France
  5.500% due 04/25/2007                          6,170                     5,725
  4.000% due 04/25/2009 (i)                      2,260                     1,897
  3.000% due 07/25/2009                          1,862                     1,588
  4.000% due 10/25/2009 (i)                     16,080                    13,301
  5.500% due 04/25/2010                          1,920                     1,776
                                                                   -------------
Total France                                                              24,640
(Cost $24,761)                                                     -------------
--------------------------------------------------------------------------------
GERMANY (e)(f) 14.4%
--------------------------------------------------------------------------------
Commerzbank AG
  5.206% due 10/25/2032 (d)  EC                  3,700                     3,264
Depfa Pfandbriefbank
  4.750% due 07/15/2008                            860                       744
  5.750% due 03/04/2009 (i)                        860                       790
DT Hypothekenbank
  3.500% due 07/03/2006                          4,000                     3,320
Hypothekenbank in Essen AG
  5.500% due 02/20/2007 (i)                      1,350                     1,223
Landesbank
  Baden-Wuerttemberg AG
  5.500% due 04/02/2007                          1,720                     1,563
Republic of Germany
  6.000% due 07/04/2007 (i)                      7,280                     6,922
  5.250% due 01/04/2008 (i)                      7,700                     7,069
  4.125% due 07/04/2008 (i)                     18,550                    15,852
  4.000% due 07/04/2009 (i)                        900                       757
  6.250% due 01/04/2030 (i)                        900                       893
Rheinische Hypothekenbank AG
  4.250% due 09/24/2008                          1,750                     1,461
WestDeutsche Landersbank
  4.750% due 09/28/2007                            860                       750
                                                                   -------------
Total Germany                                                             44,608
(Cost $44,125)                                                     -------------
--------------------------------------------------------------------------------
GREECE (e)(f) 0.8%
--------------------------------------------------------------------------------
Hellenic Finance
  2.000% due 07/15/2003                   EC       500                       440
Hellenic Republic
  7.850% due 05/19/2003 (d)                        440                       399
  7.890% due 06/17/2003 (d)                        346                       315
  7.080% due 10/23/2003 (d)                      1,595                     1,471
                                                                   -------------
Total Greece                                                               2,625
(Cost $3,339)                                                      -------------
--------------------------------------------------------------------------------
ITALY (e)(f) 14.6%
--------------------------------------------------------------------------------
Finmeccanica SpA
  2.000% due 06/08/2005                   EC     1,538                     1,312
First Italian Auto
  Transaction
  5.139% due 07/01/2008 (d)                      3,900                     3,432
International Credit Recovery
  5.602% due 03/15/2010                            800                       704
Island Finance
  5.404% due 01/15/2015 (d)                      1,653                     1,461
Republic of Italy
  5.750% due 09/15/2002 (i)                      7,200                     6,458
  4.750% due 07/01/2005                          6,690                     5,924
  7.750% due 11/01/2006 (i)                      3,100                     3,120
  4.500% due 05/01/2009 (i)                     21,800                    18,565
  4.250% due 11/01/2009                          2,470                     2,061
  5.500% due 11/01/2010 (i)                      2,350                     2,130
                                                                   -------------
Total Italy                                                               45,167
(Cost $45,890)                                                     -------------

142 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
JAPAN (e)(f) 3.4%
--------------------------------------------------------------------------------
Government of Japan
   3.400% due 06/20/2005 (i)          JY        15,500             $         137
   4.000% due 06/20/2005 (i)                    32,700                       296
   2.900% due 12/20/2006 (i)                   115,000                     1,019
   0.900% due 12/22/2008 (d)(i)              1,066,900                     8,442
SHL Corp. Ltd.
   1.031% due 12/25/2024 (d)                    37,204                       296
   1.331% due 12/25/2024 (d)                    41,000                       327
                                                                   -------------
Total Japan                                                               10,517
(Cost $11,656)                                                     -------------
--------------------------------------------------------------------------------
MEXICO (e)(f) 1.2%
--------------------------------------------------------------------------------
Petroleos Mexicanos
   8.850% due 09/15/2007               $           480                       494
   9.375% due 12/02/2008                           650                       678
United Mexican States
   8.750% due 05/30/2002              BP           150                       216
   10.375% due 01/29/2003             DM         3,654                     1,751
   4.000% due 03/11/2004              JY        73,000                       596
                                                                   -------------
Total Mexico                                                               3,735
(Cost $4,121)                                                      -------------
--------------------------------------------------------------------------------
NETHERLANDS (e)(f) 0.7%
--------------------------------------------------------------------------------
Unilever NV
   4.830% due 09/17/2001 (d)          EC         2,500                     2,189
                                                                   -------------
Total Netherlands                                                          2,189
(Cost $2,134)                                                      -------------
--------------------------------------------------------------------------------
NEW ZEALAND (e)(f) 1.9%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   5.500% due 04/15/2003              N$         1,900                       763
   4.500% due 02/15/2016                        11,421                     5,061
                                                                   -------------
Total New Zealand                                                          5,824
(Cost $7,012)                                                      -------------
--------------------------------------------------------------------------------
PERU 0.4%
--------------------------------------------------------------------------------
Republic of Peru
   4.500% due 03/07/2017 (d)           $         1,700                     1,160
                                                                   -------------
Total Peru                                                                 1,160
(Cost $1,180)                                                      -------------
--------------------------------------------------------------------------------
SOUTH KOREA (e)(f) 2.7%
--------------------------------------------------------------------------------
Export-Import Bank Korea
   7.250% due 06/25/2001               $         1,810                     1,814
   6.500% due 02/10/2002                           500                       500
KBC Bank Fund Trust IV
   8.220% due 11/29/2049              EC           500                       463
Korea Development Bank
   4.885% due 05/14/2001              DM           520                       234
   2.770% due 05/21/2001              JY       100,000                       799
   2.450% due 09/10/2001                       194,000                     1,552
   1.875% due 02/13/2002                       380,000                     3,039
                                                                   -------------
Total South Korea                                                          8,401
(Cost $8,784)                                                      -------------
--------------------------------------------------------------------------------
SPAIN (e)(f) 4.1%
--------------------------------------------------------------------------------
Kingdom of Spain
   4.950% due 07/30/2005 (i)          EC         6,480                     5,793
   5.150% due 07/30/2009 (i)                     6,830                     6,117
   4.000% due 01/31/2010 (i)                       980                       805
                                                                   -------------
Total Spain                                                               12,715
(Cost $12,649)                                                     -------------
--------------------------------------------------------------------------------
SUPRANATIONAL (e)(f) 1.0%
--------------------------------------------------------------------------------
Asian Development Bank
   5.375% due 09/15/2003              A$         2,300             $       1,133
Eurofima
   4.750% due 07/07/2004              SK         4,700                       454
International Bank for
  Reconstruction & Development
   7.250% due 04/09/2001              N$         4,000                     1,613
                                                                   -------------
Total Supranational                                                        3,200
(Cost $3,974)                                                      -------------
--------------------------------------------------------------------------------
SWEDEN (e)(f) 1.0%
--------------------------------------------------------------------------------
Kingdom of Sweden
   13.000% due 06/15/2001             SK        10,300                     1,009
   5.000% due 01/28/2009                        20,200                     2,002
                                                                   -------------
Total Sweden                                                               3,011
(Cost $3,377)                                                      -------------
--------------------------------------------------------------------------------
UNITED KINGDOM (e)(f) 9.9%
--------------------------------------------------------------------------------
Abbey National Treasury
Service PLC
   7.625% due 12/30/2002              BP           250                       367
   5.250% due 01/21/2004                           150                       212
BG Transco Holdings PLC
   7.057% due 12/14/2009 (d)                     1,060                     1,499
British Telecommunications PLC
   6.079% due 12/15/2003 (d)           $         2,600                     2,601
Core
   4.903% due 01/16/2006 (d)(k)       DM         4,409                     1,961
Equitable
   8.000% due 08/29/2049              BP         2,100                     1,579
Halifax Group Euro Finance
   7.627% due 12/29/2049              EC           500                       464
Haus Ltd.
   4.886% due 12/10/2015 (d)                       623                       548
   5.124% due 12/10/2037 (d)                     4,200                     3,697
Holmes Financing PLC
   5.859% due 07/15/2017 (d)           $         3,200                     3,201
   5.166% due 12/15/2025 (d)          EC         3,134                     2,757
Lloyds TSB Bank PLC
   5.625% due 07/15/2049                         2,410                     2,011
Royal Bank of Scotland Group PLC
   6.770% due 03/31/2049                         2,200                     2,022
SCCR Series 1 Ltd.
   5.373% due 12/15/2031 (d)          BP         1,532                     1,351
United Kingdom Gilt
   7.500% due 12/07/2006 (i)                     1,850                     2,959
   7.250% due 12/07/2007 (i)                     1,850                     2,972
Vodafone Group PLC
   6.736% due 12/19/2001 (d)                       500                       501
Westlb Finance Curacao NV
   8.500% due 06/02/2003                           110                       165
                                                                   -------------
Total United Kingdom                                                      30,867
(Cost $34,073)                                                     -------------
--------------------------------------------------------------------------------
UNITED STATES (e)(f) 82.7%
--------------------------------------------------------------------------------
Asset-Backed Securities 10.5%
AFC Home Equity Loan Trust
   5.360% due 12/22/2027 (d)           $            616                      616
   5.350% due 07/25/2030 (d)                      3,759                    3,766
Americredit Automobile Receivable Trust
   5.880% due 12/05/2003                            161                      162
Amresco Residential Securities
  Mortgage Loan Trust
   6.000% due 06/25/2029 (d)                      2,703                    2,714
Argentina Funding Corp.
   5.840% due 05/20/2003 (d)                        300                      301
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                             86                       86
   6.290% due 07/20/2004                            161                      162
Bayview Financial Acquisition Trust
   5.920% due 11/25/2030 (d)                      3,200                    3,200
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                             30                       30

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 143

Global Bond Fund
March 31, 2001

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
--------------------------------------------------------------------------------
Conseco Finance
   5.534% due 10/15/2031 (d)               $       905              $       908
CS First Boston Mortgage
Securities Corp.
   5.424% due 12/15/2030 (d)                     3,074                    3,077
GMAC Mortgage Corp. Loan Trust
   5.256% due 11/18/2015 (d)                     1,690                    1,691
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                           505                      506
Novastar Home Equity Loan
   5.325% due 04/25/2028 (d)                     2,099                    2,074
Provident Bank Equipment Lease Trust
   5.830% due 11/25/2011 (d)                       866                      866
Providian Gateway Master Trust
   5.380% due 03/15/2007 (d)                     3,000                    3,000
Providian Home Equity Loan Trust
   5.340% due 06/25/2025 (d)                       318                      319
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                           150                      151
Residential Asset Securities Corp.
   5.854% due 12/25/2013 (d)                         1                        1
Residential Funding Mortgage
Securities, Inc.
   10.836% due 06/01/2001 (d)                    5,800                    5,800
SallieMae
   5.936% due 04/25/2004 (d)                       138                      138
   5.979% due 10/25/2004 (d)                        82                       82
Salomon Brothers Mortgage
Securities VII
   5.310% due 02/25/2031 (d)                     2,745                    2,745
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                           284                      285
                                                                    ------------
                                                                         32,680
                                                                    ------------
Corporate Bonds & Notes 17.0%
Abbey National Capital Trust I
   8.963% due 12/29/2049 (d)                     1,000                    1,109
Allegheny Energy Supply
   6.325% due 05/01/2002 (d)                     1,400                    1,401
Alpha Wind
   11.321% due 05/23/2001 (d)                    1,000                    1,000
Associates Corp. of North America
   5.400% due 08/27/2001 (d)                       200                      201
   4.949% due 06/30/2003 (d)              EC       800                      707
Associates First Capital Corp.
   5.810% due 01/25/2031 (d)               $     2,941                    2,941
AT&T Capital Corp.
   5.881% due 04/23/2002 (d)                     1,800                    1,804
Bancomext Trust Division
   8.000% due 08/05/2003                           180                      183
Bear Stearns Co., Inc.
   5.210% due 03/28/2003 (d)                     1,390                    1,390
Beckman Instruments, Inc.
   7.100% due 03/04/2003                           138                      139
Capital One Bank
   6.308% due 07/28/2003 (d)                       500                      492
CMS Energy Corp.
   8.125% due 05/15/2002                           164                      166
DaimlerChrysler North America
Holding Corp.
   5.640% due 08/23/2002 (d)                       960                      952
DQE Capital Corp.
   6.179% due 01/15/2002 (d)                       400                      400
Finova Capital Corp.
   6.040% due 11/08/2002 (d)(l)                  1,920                    1,576
   6.316% due 04/08/2003 (d)(l)                  1,100                      902
Ford Motor Credit Co.
   1.000% due 12/22/2003                  JY    55,000                      439
   6.089% due 07/19/2004 (d)               $       300                      298
   1.200% due 02/07/2005                  JY   326,000                    2,594
   6.179% due 07/18/2005 (d)               $     2,400                    2,362
Fuji Bank Ltd.
   9.870% due 12/29/2049 (d)                       100                       83
General Motors Acceptance Corp.
   9.000% due 10/15/2002                         1,140                    1,198
   6.536% due 04/05/2004 (d)                     1,200                    1,183
   6.875% due 09/09/2004                  BP       730                    1,056
   5.000% due 01/18/2005                  EC       800                      685
   5.500% due 02/02/2005                         2,500                    2,210
Gold Eagle Capital Ltd.
   11.079% due 04/15/2001 (d)                    1,500                    1,500
Household Finance Corp.
   5.773% due 08/06/2002 (d)                       850                      852
International Game Technology
   7.875% due 05/15/2004                         1,800                    1,828
J.P. Morgan & Co., Inc.
   6.655% due 02/15/2012 (d)                       760                      694
Jones Intercable, Inc.
   8.875% due 04/01/2007                           164                      176
Lehman Brothers Holdings, Inc.
   6.479% due 07/15/2002 (d)                       500                      503
Merrill Lynch & Co.
   5.605% due 11/01/2001 (d)                       700                      701
MGM Grand, Inc.
   6.950% due 02/01/2005                            80                       80
Morgan Stanley, Dean Witter & Co.
   5.723% due 01/28/2002 (d)                     1,000                    1,002
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (d)(l)                  1,500                    1,238
Protective Life Funding Trust
   6.089% due 01/17/2003 (d)                       600                      601
Rollins Truck Leasing Co.
   8.250% due 05/01/2002                         1,000                    1,027
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002                         8,829                    8,877
   6.204% due 10/21/2002 (d)              BP        90                      128
Sprint Capital Corp.
   5.875% due 05/01/2004                   $       280                      275
TCI Communications, Inc.
   5.555% due 04/01/2002 (d)                     2,600                    2,585
Texas Utilities Electric Co.
   5.650% due 12/20/2002 (d)                     2,200                    2,201
WorldCom, Inc.
   7.375% due 01/15/2003                         1,000                    1,012
                                                                    ------------
                                                                         52,751
                                                                    ------------
Mortgage-Backed Securities 29.1%
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                         1,260                    1,271
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                         2,477                    2,491
   6.500% due 03/25/2029                            60                       58
Crusade Global Trust
   5.719% due 05/15/2021 (d)                     6,377                    6,393
Fannie Mae
   7.500% due 11/01/2001                            62                       63
   7.500% due 01/01/2002                           194                      196
   7.000% due 01/01/2005                           643                      654
   6.500% due 04/01/2009                           356                      364
   15.750% due 12/01/2011                            5                        6
   13.000% due 09/01/2013                           20                       24
   9.000% due 04/01/2016                           207                      220
   8.515% due 11/01/2023 (d)                       174                      180
   8.079% due 03/01/2024 (d)                       104                      107
Federal Housing Administration
   7.400% due 02/01/2021                         1,175                    1,169
   7.430% due 06/01/2021                           262                      266
   7.430% due 01/01/2024                           248                      247
Freddie Mac
   6.000% due 03/15/2008                           413                      414
   8.227% due 05/01/2023 (d)                       374                      381
General Electric Capital Mortgage
Services, Inc.
   6.250% due 07/25/2029                           450                      455
Government National Mortgage
Association
   13.500% due 02/15/2011                           10                       12
   7.375% due 05/20/2022 (d)                        22                       23
   7.750% due 07/20/2022 (d)                       237                      243
   7.750% due 09/20/2022 (d)                       344                      352
   7.750% due 09/20/2022 (d)                       143                      147
   7.375% due 05/20/2023 (d)                       291                      297
   7.375% due 06/20/2023 (d)                       228                      232
   7.750% due 07/20/2023 (d)                       295                      302
   7.750% due 07/20/2023 (d)                       243                      249

144 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
--------------------------------------------------------------------------------
   7.750% due 09/20/2023 (d)               $       180              $       184
   7.750% due 09/20/2023 (d)                       497                      509
   7.625% due 12/20/2023 (d)                       290                      297
   7.625% due 10/20/2024 (d)                       185                      190
   7.625% due 12/20/2025 (d)                       125                      128
   7.750% due 09/20/2026 (d)                       206                      210
   7.625% due 11/20/2026 (d)                       343                      352
   7.625% due 12/20/2026 (d)                       414                      424
   6.000% due 04/15/2028-05/20/2030 (d)(j)      60,318                   30,023
   5.750% due 02/16/2030 (d)                     4,313                    4,320
   7.000% due 04/20/2030-05/20/2030 (d)(j)       3,709                    2,194
   7.500% due 04/23/2031                        26,900                   27,573
Homeside Mortgage Securities Trust
   5.929% due 01/20/2027 (d)                     1,500                    1,500
Independent National Mortgage Corp.
   8.225% due 07/25/2025 (d)                       273                      275
J.P. Morgan Commercial Mortgage
Finance Corp.
   5.444% due 04/15/2010 (d)                       486                      486
Medallion Trust
   5.880% due 07/12/2031 (d)                       493                      493
Residential Funding Mortgage
Securities I
   8.953% due 03/25/2025 (d)                       450                      467
Sasco Floating Rate Commercial
Mortgage Trust
   5.408% due 11/20/2001 (d)                     1,085                    1,086
Small Business Investment Cos.
   7.640% due 03/10/2010                           990                    1,054
Structured Asset Mortgage
Investments, Inc.
   6.581% due 06/25/2029 (d)                     1,540                    1,565
Washington Mutual, Inc.
   5.690% due 07/26/2003 (d)                       213                      213
                                                                    ------------
                                                                         90,359
                                                                    ------------
Municipal Bonds & Notes 0.4%
California State General Obligation
Bonds, Series 2000
6.400% due 12/01/2028                              400                      347

Chicago, Illinois General Obligations,
(FGIC Insured), Series 2000
6.400% due 01/01/2029                              125                      118

Los Angeles, California Wastewater System
Revenue Bonds, (FGIC Insured), Series 2000
6.700% due 06/01/2028                              140                      136

Massachusetts Bay Transportation
Authority, (MBIA Insured), Series 1998
4.750% due 03/01/2021                              500                      473
                                                                    ------------
                                                                          1,074
                                                                    ------------
U.S. Government Agencies 9.6%
Freddie Mac
   6.450% due 04/29/2009 (i)                    27,400                   27,533
Small Business Administration
   6.640% due 02/10/2011                         2,300                    2,315
                                                                    ------------
                                                                         29,848
                                                                    ------------
U.S. Treasury Obligations 15.4%
Treasury Inflation Protected
Securities (h)
   3.625% due 07/15/2002 (b)(i)                 44,054                   44,921
   3.625% due 04/15/2028                           541                      552
   3.875% due 04/15/2029 (i)                     2,129                    2,273
                                                                    ------------
                                                                         47,746
                                                                    ------------

                                                Shares
Preferred Security 0.4%
DG Funding Trust
   7.150% due 12/29/2049 (d)                       130                    1,326

Preferred Stock 0.3%
Pinto Totta International Finance
   7.770% due 12/29/2049                         1,000                      989
                                                                    ------------

Total United States                                                     256,773
(Cost $254,642)                                                     ------------

--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bond (OTC)
  5.500% due 02/15/2008
  Strike @ 113.250 Exp. 06/01/2001         $    90,000              $         0
U.S. Treasury Bond (OTC)
  9.250% due 02/15/2016
  Strike @ 156.00 Exp. 7/02/2001                17,000                        2
U.S. Treasury Note (OTC)
  5.500% due 02/15/2008
Strike @ 112.19 Exp. 07/02/2001                 85,000                        6
                                                                    ------------
Total Purchased Call Options                                                  8
(Cost $30)                                                          ------------

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS (e)(f) 0.0%
--------------------------------------------------------------------------------
Government National Mortgage
Association (OTC)
  6.000% due 05/21/2031
  Strike @ 90.281 Exp. 05/04/2001          $    95,000                        0
Government National Mortgage
Association (OTC)
  7.500% due 05/21/2031
  Strike @ 96.641 Exp. 05/04/2001               27,000                        0
Interest Rate Swap (OTC)
  7.500% due 05/01/2023
  Strike @ 7.500 Exp. 04/29/2002                 4,900                        8
Japanese Government Bond (OTC)
  1.800% due 06/20/2008
  Strike @ 97.750 Exp. 05/02/2001            8,800,000                        1
Japanese Yen vs. Eurodollar (OTC)
  0.900% due 05/04/2001
  Strike @ 88.788 Exp. 12/31/2008         JY 7,000,000                        1
Republic of Germany (OTC)
  6.500% due 07/04/2027
  Strike @ 101.100 Exp. 05/02/2001         $     2,000                        0
                                                                    ------------
Total Purchased Put Options                                                  10
(Cost $208)                                                         ------------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 4.1%
--------------------------------------------------------------------------------
Commercial Paper 3.3%
General Electric Capital Corp.
  4.980% due 04/25/2001                          2,000                    1,994
  4.690% due 05/30/2001                            300                      298
Swedbank, Inc.
  4.860% due 05/30/2001                          4,000                    3,967
UBS Finance, Inc.
  4.670% due 06/13/2001                          4,000                    3,961
                                                                    ------------
                                                                         10,220
                                                                    ------------
Repurchase Agreement 0.8%
State Street Bank
  4.600% due 04/02/2001                          2,514                    2,514
  (Dated 03/30/2001.
  Collateralized by Freddie Mac
  6.680% due 12/28/2001 valued at $2,565.
  Repurchase proceeds are $2,515.)
                                                                    ------------
Total Short-Term Instruments                                             12,734
(Cost $12,739)                                                      ------------

Total Investments (a) 165.7%                                        $   514,059
(Cost $522,425)

Written Options (c) (0.3%)                                                 (922)
(Premiums $328)

Other Assets and Liabilities                                           (202,939)
(Net) (65.4%)                                                      ------------

Net Assets 100.0%                                                  $    310,198
                                                                   ------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 145

Global Bond Fund
March 31, 2001

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $522,804 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     6,303

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (15,048)
                                                                     -----------
Unrealized depreciation-net                                          $   (8,745)
                                                                     -----------

(b) Securities with an aggregate market value of $3,224 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                  # of             Appreciation/
Type                                          Contract            (Depreciation)
--------------------------------------------------------------------------------
EuroBond 10 Year Note (06/2001)                    123              $       107
Municipal Bond (06/2001)                             1                       (1)
Government of Japan 5 Year Note
(06/2001)                                            1                        1
Government of Japan 10 Year Note
(06/2001)                                           54                       59
United Kingdom Gilt (06/2001)                       10                       (7)
U.S. Treasury 10 Year Note
(06/2001)                                          843                      (78)
U.S. Treasury 30 Year Bond
(06/2001)                                          158                       72
                                                                    -----------
                                                                    $       153
                                                                    ------------

(c) Premiums received on written options:

                                           # of
Type                                  Contracts          Premium           Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 95.00 Exp. 12/17/01              16         $      7    $         5

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 107.00 Exp. 05/26/2001           15               10             13

Put - CME Eurodollar December Futures
   Strike @ 95.25 Exp. 12/17/2001            94               62             70

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.00 Exp. 05/26/2001          114               62             62

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.50 Exp. 04/29/2002      7,000,000              158            739

Put - CBOT U.S. Treasury Note June Futures

   Strike @ 105.00 Exp. 05/26/2001           59               29             33
                                                        ------------------------
                                                        $    328    $       922
                                                        ------------------------
(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Foreign forward currency contracts
outstanding at March 31, 2001:

                              Principal
                                 Amount                               Unrealized
                             Covered by         Settlement         Appreciation/
Type       Currency            Contract              Month        (Depreciation)
--------------------------------------------------------------------------------
Buy              A$               4,993            04/2001           $     (332)
Sell                              3,701            04/2001                  186
Buy              C$              12,407            04/2001                 (134)
Sell             SF              22,582            05/2001                  109
Buy              CL             197,800            04/2001                  (15)
Sell                            197,800            04/2001                   10
Buy              DK               9,905            05/2001                  (63)
Buy              EC              41,213            04/2001               (2,024)
Sell                             36,538            04/2001                  189
Buy                              34,938            06/2001                 (132)
Buy              BP              10,520            05/2001                 (408)
Sell             H$              71,000            05/2001                   23
Buy                              53,800            08/2001                  (24)
Sell                            107,700            08/2001                   83
Buy              HF             198,700            08/2001                  (17)
Buy              JY           8,603,214            04/2001               (3,857)
Sell                          8,633,336            04/2001                 1841
Buy                           7,501,943            06/2001                (1512)
Sell                            345,000            06/2001                   42
Buy              KW             662,500            04/2001                  (83)
Sell                            662,500            04/2001                   20
Sell             N$              21,501            04/2001                  372
Buy              PZ              13,050            04/2001                  549
Sell                             13,050            04/2001                 (114)
Sell             SK               3,499            05/2001                   22
Buy              TB              13,700            04/2001                  (11)
Sell                             13,700            04/2001                    9
Buy              TD              11,241            04/2001                   (4)
Sell                             11,241            04/2001                    3
                                                                     -----------
                                                                     $   (5,272)
                                                                     -----------
(f) Principal amount denoted in indicated currency:

      A$   -    Australian Dollar
      BF   -    Belgian Franc
      BP   -    British Pound
      C$   -    Canadian Dollar
      CL   -    Chilean Peso
      DK   -    Danish Krone
      DM   -    German Mark
      EC   -    Euro
      H$   -    Hong Kong Dollar
      HF   -    Hungarian Forint
      JY   -    Japanese Yen
      KW   -    South Korean Won
      N$   -    New Zealand Dollar
      PZ   -    Polish Zloty
      SF   -    Swiss Franc
      SK   -    Swedish Krona
      TB   -    Thai Baht
      TD   -    Taiwan Dollar

(g) Swap agreements outstanding at March 31, 2001:

                                                                      Unrealized
                                                     Notional      Appreciation/
Type                                                   Amount     (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 5.935% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 11/05/2003                                 BP      7,300      $        171

Receive floating rate based on 6-month
Australian Bank Bill and pay fixed rate
equal to 5.217%

Broker: Morgan Stanley
Exp. 03/15/2006                                 A$     15,350                71

Receive floating rate based on 3-month
Canadian Bank Bill and pay fixed rate
equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                                 C$     29,700              (731)

Receive floating rate based on 3-month
H$ HIBOR and pay fixed rate equal to 6.910%.

Broker: Goldman Sachs
Exp. 02/15/2006                                 H$    157,000            (1,065)

Receive floating rate based on 3-month
Canadian Bank Bill and pay fixed rate
equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                                 C$     11,910              (148)

146 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to 2.035%.

Broker: Goldman Sachs
Exp. 05/18/2010                                JY   1,160,000      $       (640)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to 1.310%.

Broker: Goldman Sachs
Exp. 07/14/2005                                       693,000              (185)

Receive a fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                 $      19,900             1,172

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2006                                        66,000             1,565

Receive a fixed rate equal to 5.683% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 01/08/2004                                BP      18,900               285

Receive floating rate based on 3-month
H$-HIBOR and pay a fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                H$     221,000              (142)

Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                 $      28,300               278

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2011                                        32,200               409

Receive a fixed rate equal to 5.900% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 01/26/2004                                BP       7,500               124

Receive floating rate based on
6-month BP-LIBOR and pay a fixed rate
equal to 5.410%

Broker: Morgan Stanley
Exp. 09/01/2002                                         5,400               (20)

Receive a fixed rate equal to 5.513% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 03/01/2004                                         5,400                49

Receive a fixed rate equal to 6.342% and pay floating rate based on 6-month Euro-LIBOR.

Broker: Lehman Brothers
Exp. 03/08/2016                                EC      23,600               (12)

Receive floating rate based on 6-month
BP-LIBOR and pay a fixed rate equal to 5.465%

Broker: Lehman Brothers
Exp. 03/07/2016                                BP      15,000       $        25

Receive a fixed rate equal to 6.273% and pay floating rate based on 6-month Euro-LIBOR.

Broker: Morgan Stanley
Exp. 03/13/2016                                EC      16,380               (34)

Receive floating rate based on 6-month
BP-LIBOR and pay a fixed rate equal to 5.578%

Broker: Lehman Brothers
Exp. 03/13/2016                                BP      10,240               (25)

Receive a fixed rate equal to 5.471% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                        17,100               142

Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                 $         800                 1

Receive floating rate based on 3-month
H$-HIBOR and pay a fixed rate equal to
5.550%

Broker: Goldman Sachs
Exp. 03/16/2006                                H$       6,000                 4

Receive a fixed rate equal to 5.467% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2006                                 $       7,650                 0

Receive a fixed rate equal to 5.133% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                BP      76,200               (71)
                                                                    ------------
                                                                    $     1,223
                                                                    ------------
(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Securities are grouped by coupon or a range of coupons and represent a range of maturities.

(k) Restricted security.

(l) Security is in default.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 147

Schedule of Investments
Global Bond Fund II
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
AUSTRALIA (f)(g) 2.9%
--------------------------------------------------------------------------------
General Motors Acceptance
Corp.
  4.849% due 03/25/2002 (d)           EC         1,200            $       1,053
Registered Australian
Mortgage Securities
  5.138% due 09/26/2032 (d)                        399                      351
Superannuation Members Home Loans
Global Fund
  6.835% due 06/15/2026 (d)              $         400                      400
Torrens Trust
  5.424% due 07/15/2031 (d)                        408                      408
                                                                    -----------
Total Australia                                                           2,212
(Cost $2,335)                                                       -----------

--------------------------------------------------------------------------------
AUSTRIA (f)(g) 0.7%
--------------------------------------------------------------------------------
Republic of Austria
  5.500% due 01/15/2010               EC           600                      547
                                                                    -----------
Total Austria                                                               547
(Cost $512)                                                         -----------
--------------------------------------------------------------------------------
BELGIUM (f)(g) 1.7%
--------------------------------------------------------------------------------
Kingdom of Belgium
  6.750% due 11/21/2004 (d)           BF         5,800                      136
  7.500% due 07/29/2008 (i)           EC           900                      915
  5.000% due 09/28/2011 (i)                        300                      262
                                                                    -----------
Total Belgium                                                             1,313
(Cost $1,436)                                                       -----------
--------------------------------------------------------------------------------
BRAZIL 1.2%
--------------------------------------------------------------------------------
Republic of Brazil
  7.625% due 04/15/2006 (d)              $       1,012                      917
                                                                    -----------
Total Brazil                                                                917
(Cost $942)                                                         -----------
--------------------------------------------------------------------------------
CANADA (f)(g) 9.0%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
  6.350% due 04/01/2002                 C$         330                      212
Commonwealth of Canada
  7.000% due 12/01/2006 (i)                      8,900                    6,133
  5.500% due 06/01/2010                            800                      510
                                                                    -----------
Total Canada                                                              6,855
(Cost $7,126)                                                       -----------
--------------------------------------------------------------------------------
CAYMAN ISLANDS (f)(g) 0.6%
--------------------------------------------------------------------------------
International Credit
Recovery-Japan
  0.863% due 08/25/2005               JY        17,297                      138
  0.746% due 08/25/2005                         10,000                       80
MBNA American Euro
  4.887% due 05/19/2004 (d)           EC           280                      246
                                                                    -----------
Total Cayman Islands                                                        464
(Cost $545)                                                         -----------
--------------------------------------------------------------------------------
DENMARK (f)(g) 1.7%
--------------------------------------------------------------------------------
Lb Rheinland - PFALZ
  4.750% due 04/04/2008               EC           810                      704
Nykredit
  6.000% due 10/01/2009               DK         3,986                      455
Unikredit Realkredit
  6.000% due 07/01/2029                            997                      114
                                                                    -----------
Total Denmark                                                             1,273
(Cost $1,249)                                                       -----------
--------------------------------------------------------------------------------
FRANCE (f)(g) 7.9%
--------------------------------------------------------------------------------
Axa
  2.500% due 01/01/2014               EC            62                       54
Compagnie Financiere de
CIC-UE
  6.379% due 10/29/2049 (d)              $         300                      293
Republic of France
  5.500% due 04/25/2007 (i)           EC           470                      436
  4.000% due 04/25/2009 (i)                      1,170                      982
  3.000% due 07/25/2009 (h)                        310                      264
  4.000% due 10/25/2009 (i)                      4,460                    3,689
  5.500% due 04/25/2010                            330                      305
                                                                    -----------
Total France                                                              6,023
(Cost $6,178)                                                       -----------
--------------------------------------------------------------------------------
GERMANY (f)(g) 20.2%
--------------------------------------------------------------------------------
Commerzbank AG
  5.206% due 10/25/2032 (d)           EC           800                      706
Depfa Pfandbriefbank
  4.750% due 07/15/2008                            130                      112
  5.750% due 03/04/2009 (i)                        130                      119
Hypothekenbank in Essen AG
  5.500% due 02/20/2007 (i)                        310                      281
Landesbank
Baden-Wuerttemberg AG
  5.500% due 04/02/2007               DM           390                      354
Republic of Germany
  6.000% due 07/04/2007 (i)           EC           430                      409
  5.250% due 01/04/2008 (i)                      3,630                    3,333
  4.125% due 07/04/2008 (i)                      3,200                    2,735
  4.500% due 07/04/2009 (i)                      5,480                    4,782
  5.375% due 01/04/2010 (i)                      1,960                    1,809
  6.250% due 01/04/2030 (i)                        200                      199
Rheinische Hypothekenbank AG
  4.250% due 09/24/2008                            390                      326
WestDeutsche Landersbank
  4.750% due 09/28/2007                            190                      166
                                                                    -----------
Total Germany                                                            15,331
(Cost $15,502)                                                      -----------
--------------------------------------------------------------------------------
GREECE (f)(g) 0.7%
--------------------------------------------------------------------------------
Hellenic Republic
  6.938% due 06/06/2001 (d)              $         400                      401
  7.890% due 06/17/2003 (d)           GD            22                       20
  7.080% due 10/23/2003 (d)                         99                       91
                                                                    -----------
Total Greece                                                                512
(Cost $558)                                                         -----------
--------------------------------------------------------------------------------
ITALY (f)(g) 17.2%
--------------------------------------------------------------------------------
Finmeccanica SpA
  2.000% due 06/08/2005               EC           188                       160
First Italian Auto
Transaction
  5.139% due 07/01/2008 (d)                        890                       783
International Credit
Recovery
  5.602% due 03/15/2010                            300                       264
Island Finance
  5.404% due 03/30/2015 (d)                        370                       327
Republic of Italy
  5.750% due 09/15/2002 (i)                      2,700                     2,422
  4.750% due 07/01/2005 (i)                      1,680                     1,488
  7.750% due 11/01/2006 (i)                        700                       705
  4.500% due 05/01/2009 (i)                      6,980                     5,944
  4.250% due 11/01/2009                            720                       601
  5.500% due 11/01/2010 (i)                        390                       354
                                                                    ------------
Total Italy                                                               13,048
(Cost $13,312)                                                      ------------

148 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
JAPAN (f)(g) 1.7%
--------------------------------------------------------------------------------
Government of Japan
   3.400% due 06/20/2005 (i)             JY     39,000              $        348
   0.900% due 12/22/2008 (d)(i)                103,600                       820
SHL Corp. Ltd.
   1.031% due 12/25/2024 (d)                    11,051                        88
   1.331% due 12/25/2024 (d)                     5,000                        40
                                                                    ------------
Total Japan                                                                1,296
(Cost $1,408)                                                       ------------
--------------------------------------------------------------------------------
MEXICO (f)(g) 1.6%
--------------------------------------------------------------------------------
Petroleos Mexicanos
   8.850% due 09/15/2007                   $       140                       144
   9.375% due 12/02/2008                           190                       198
United Mexican States
   8.750% due 05/30/2002                 BP        250                       361
   5.000% due 09/30/2002                 JY     25,000                       207
   10.375% due 01/29/2003                DM        200                        96
   4.000% due 03/11/2004                 JY     20,000                       163
                                                                    ------------
Total Mexico                                                               1,169
(Cost $1,273)                                                       ------------
--------------------------------------------------------------------------------
NETHERLANDS (f)(g) 0.7%
--------------------------------------------------------------------------------
Unilever NV
   4.830% due 09/17/2001 (d)             EC        600                       525
                                                                    ------------
Total Netherlands                                                            525
(Cost $512)                                                         ------------
--------------------------------------------------------------------------------
NEW ZEALAND (f)(g) 0.7%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016                  N$     1,130                       501
                                                                    ------------
Total New Zealand                                                            501
(Cost $637)                                                         ------------
--------------------------------------------------------------------------------
PERU 0.5%
--------------------------------------------------------------------------------
Republic of Peru
   4.000% due 03/07/2017                   $       250                       156
   4.500% due 03/07/2017 (d)                       300                       205
                                                                    ------------
Total Peru                                                                   361
(Cost $373)                                                         ------------
--------------------------------------------------------------------------------
SOUTH KOREA (f)(g) 2.2%
--------------------------------------------------------------------------------
Export-Import Bank Korea
   7.250% due 06/25/2001                   $       260                       261
Korea Development Bank
   4.885% due 05/14/2001                 DM        440                       198
   2.450% due 09/10/2001                 JY     37,000                       296
   1.875% due 02/13/2002                       114,000                       911
                                                                    ------------
Total South Korea                                                          1,666
(Cost $1,795)                                                       ------------
--------------------------------------------------------------------------------
SPAIN (f)(g) 4.2%
--------------------------------------------------------------------------------
Kingdom of Spain
     4.950% due 07/30/2005 (i)           EC      1,620                     1,448
     5.150% due 07/30/2009 (i)                   1,990                     1,782
                                                                    ------------
Total Spain                                                                3,230
(Cost $3,217)                                                       ------------
--------------------------------------------------------------------------------
SUPRANATIONAL (f)(g) 2.4%
--------------------------------------------------------------------------------
Asian Development Bank
   5.375% due 09/15/2003                  A$       600                       295
   5.250% due 09/15/2004                           600                       294
Eurofima
   4.750% due 07/07/2004 (i)             SK      7,200                       696
International Bank for
Reconstruction & Development
   7.250% due 04/09/2001                  N$     1,376                       555
                                                                    ------------
Total Supranational                                                        1,840
(Cost $2,246)                                                       ------------
--------------------------------------------------------------------------------
SWEDEN (f)(g) 0.4%
--------------------------------------------------------------------------------
Kingdom of Sweden
   13.000% due 06/15/2001                SK        900              $         88
   5.000% due 01/28/2009                         2,300                       228
                                                                    ------------
Total Sweden                                                                 316
(Cost $348)                                                         ------------
--------------------------------------------------------------------------------
UNITED KINGDOM (f)(g) 10.4%
--------------------------------------------------------------------------------
Abbey National Treasury
Service PLC
   7.625% due 12/30/2002                 BP        280                       411
British Telecommunications PLC
   6.079% due 12/15/2003 (d)               $       600                       600
Core
   5.138% due 03/17/2009 (d)                       461                       458
Equitable
   8.000% due 08/29/2049                 BP        700                       526
Haus Ltd.
   5.124% due 12/10/2037 (d)             EC      1,500                     1,320
Holmes Financing PLC
   5.859% due 07/15/2017 (d)               $       700                       700
Lloyds TSB Bank PLC
   5.625% due 07/15/2049                 EC        590                       492
Royal Bank of Scotland Group
PLC
   6.770% due 03/31/2049                         1,000                       919
SCCR Series 1 Ltd.
   5.373% due 12/15/2031 (d)                       118                       104
United Kingdom Gilt
   7.500% due 12/07/2006 (i)             BP        750                     1,200
   7.250% due 12/07/2007                           750                     1,204
                                                                    ------------
Total United Kingdom                                                       7,934
(Cost $8,913)                                                       ------------
--------------------------------------------------------------------------------
UNITED STATES (f)(g) 71.0%
--------------------------------------------------------------------------------
Asset-Backed Securities 7.7%
AFC Home Equity Loan Trust
   5.360% due 12/22/2027 (d)               $       302                       302
Amresco Residential Securities
Mortgage Loan Trust
   6.000% due 06/25/2029 (d)                       438                       440
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                             8                         8
Bayview Financial Acquisition Trust
   5.920% due 11/25/2030 (d)                       700                       700
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                             4                         4
Conseco Finance
   5.534% due 10/15/2031 (d)                       633                       636
CS First Boston Mortgage
Securities Corp.
   5.424% due 12/15/2030 (d)                       672                       673
EQCC Home Equity Loan Trust
   5.770% due 05/20/2010                           106                       106
Nissan Auto Receivables
Grantor Trust
   5.450% due 04/15/2004                            39                        39
Providian Gateway Master Trust
   5.380% due 03/15/2007                           800                       800
Providian Home Equity Loan Trust
   5.340% due 06/25/2025 (d)                       477                       478
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                            23                        23
Residential Asset Securities Corp.
   5.854% due 12/25/2013 (d)                         0                         0
Residential Funding Mortgage
Securities, Inc.
   10.836% due 06/01/2001 (d)                      800                       800
Salomon Brothers Mortgage
Securities VII
   5.584% due 11/15/2029 (d)                       137                       137
United Panama Mortgage Loan
Asset Backed
   5.500% due 10/25/2029 (d)                       576                       577
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                           113                       114
                                                                    ------------
                                                                           5,837
                                                                    ------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 149

Global Bond Fund II
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
Corporate Bonds & Notes 12.3%
Alpha Wind
   11.321% due 05/23/2001 (d)              $       500              $        500
Associates Corp. of North America
    5.400% due 08/27/2001 (d)                      100                       100
Associates First Capital Corp.
    5.810% due 01/25/2031 (d)                      588                       588
Bancomext Trust Division
    8.000% due 08/05/2003                           70                        71
Bear Stearns Co., Inc.
    5.210% due 03/28/2003 (d)                      380                       380
Beckman Instruments, Inc.
    7.100% due 03/04/2003                           22                        22
Capital One Bank
    6.308% due 07/28/2003 (d)                      500                       492
Citi Credit Card Master Trust
    4.875% due 04/07/2007                   DM     800                       360
CMS Energy Corp.
    8.125% due 05/15/2002                  $        26                        26
Finova Capital Corp.
    6.040% due 11/08/2002 (d)(k)                 1,250                     1,026
    6.316% due 04/08/2003 (d)(k)                   700                       574
Ford Motor Credit Co.
    1.000% due 12/22/2003                   JY  14,000                       112
    1.200% due 02/07/2005                       98,000                       780
Gold Eagle Capital Ltd.
   11.079% due 04/15/2001 (d)              $       500                       500
Household Finance Corp.
    5.773% due 08/06/2002 (d)                      230                       231
J.P. Morgan & Co., Inc.
    6.655% due 02/15/2012 (d)                      100                        91
Jones Intercable, Inc.
    8.875% due 04/01/2007                           26                        28
Lehman Brothers Holdings, Inc.
    6.479% due 07/15/2002 (d)                      400                       403
MGM Grand, Inc.
    6.950% due 02/01/2005                           10                        10
Salomon, Smith Barney Holdings
    3.650% due 02/14/2002 (h)                    2,042                     2,053
    6.204% due 10/21/2002 (d)               BP     200                       284
Sprint Capital Corp.
    5.875% due 05/01/2004                  $        50                        49
TCI Communications, Inc.
    5.555% due 04/01/2002 (d)                      300                       298
Texas Utilities Corp.
    5.420% due 06/25/2001 (d)                      200                       200
    7.389% due 09/24/2001 (d)                      200                       199
                                                                    ------------
                                                                           9,377
                                                                    ------------
Mortgage-Backed Securities 29.3%
Chase Mortgage Finance Corp.
    6.550% due 08/25/2028                          420                       424
Citicorp Mortgage Securities, Inc.
    6.500% due 07/25/2028                          255                       256
    6.500% due 03/25/2029                           10                        10
Crusade Global Trust
    5.719% due 05/15/2030 (d)                    1,403                     1,407
Fannie Mae
    7.000% due 02/25/2020                           99                       100
Government National Mortgage
Association
    5.750% due 02/16/2030 (d)                    1,232                     1,233
    5.800% due 02/16/2030 (d)                    1,334                     1,337
    6.000% due
    06/20/2030-06/15/2029 (d)(e)                15,602                     8,193
    7.625% due 11/20/2021 (d)                       36                        37
    7.750% due 07/20/2022 (d)                      578                       592
    7.750% due 09/20/2023 (d)                      348                       356
    7.750% due 07/20/2025 (d)                      285                       292
    7.750% due 09/20/2025 (d)                       33                        34
    7.625% due 12/20/2025 (d)                       18                        18
    7.750% due 09/20/2026 (d)                       21                        21
    7.625% due 11/20/2026 (d)                      515                       527
    7.625% due 11/20/2026 (d)                      242                       248
    7.625% due 12/20/2026 (d)                       49                        50
    7.000% due
    04/20/2030-05/20/2030 (d)(e)                 3,062                     1,845
Homeside Mortgage Securities Trust
    5.929% due 01/20/2027 (d)                      300                       300
Medallion Trust
    5.880% due 07/12/2031 (d)                      821                       821
Puma Finance Ltd.
    5.916% due 04/15/2031 (d)                      332                       349
Residential Funding Mortgage
Securities, Inc.
    5.779% due 05/12/2032 (d)                    2,245                     2,248
Sasco Floating Rate Commercial
Mortgage Trust
    5.408% due 11/20/2001 (d)                      380                       380
Structured Asset Mortgage
Investments, Inc.
    6.581% due 06/25/2029 (d)                      205                       208
Structured Asset Securities Corp.
    7.398% due 02/25/2030 (d)                    1,034                     1,036
                                                                    ------------
                                                                          22,322
                                                                    ------------
Municipal Bonds & Notes 0.8%
California State General
Obligation, (FGIC Insured),
Series 1997 4.750% due 12/01/2028                  300                       280

Long Island Power Authority New York
Electric System, (FSA Insured), Series
1998 5.125% due 12/01/2022                         300                       297
                                                                    ------------
                                                                             577
                                                                    ------------
U.S. Government Agencies 0.8%
Small Business Administration
    6.640% due 02/10/2011                          600                       604

U.S. Treasury Obligations 19.2%
Treasury Inflation Protected
Securities (h)
    3.625% due 07/15/2002 (b)(i)                12,920                    13,175
    3.875% due 04/15/2029                          319                       341
U.S. Treasury Bonds
    9.250% due 02/15/2016                          600                       829
    8.875% due 02/15/2019                          100                       137
    8.125% due 05/15/2021                          100                       130
                                                                    ------------
                                                                          14,612
                                                                    ------------
Preferred Security 0.9%
                                                Shares
DG Funding Trust
    7.153% due 12/29/2049 (d)                       70                       714
                                                                    ------------
Total United States                                                       54,043
(Cost $53,858)                                                      ------------
--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------

                                             Principal
                                                Amount
                                                (000s)
U.S. Treasury Note Futures (CBOT)
    Strike @ 119.000 Exp.
    05/26/2001                             $       350                         5
                                                                    ------------
Total Purchased Call Options
(Cost $7)                                                                      5
                                                                    ------------
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Government National Mortgage
Association (OTC)
    6.000% due 05/21/2031
    Strike @ 90.281 Exp.
    05/04/2001                                  24,000                         0
Interest Rate Swap (OTC)
    7.500% due 05/01/2023
    Strike @ 7.500 Exp.
    04/29/2002                                     700                         1
Japanese Government Bond (OTC)
   10.800% due 05/01/2023
    Strike @ 97.750 Exp.
    05/02/2001                               1,300,000                         0
U.S. Treasury Bond (OTC)
    3.625% due 07/15/2002
    Strike @ 95.500 Exp.
    04/30/2001                                  13,620                         0
                                                                    ------------
Total Purchased Put Options                                                    1
(Cost $36)                                                          ------------

150 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.8%
--------------------------------------------------------------------------------
Commercial Paper 2.7%
Coca-Cola Co.
  4.600% due 07/12/2001                     $    1,100              $     1,085
General Electric Capital Corp.
  4.970% due 04/04/2001                            500                      500
Halifax Building Society
  5.080% due 08/08/2001                            400                      393
UBS Finance, Inc.
  5.050% due 08/02/2001                            100                       98
                                                                    -----------
                                                                          2,076
                                                                    -----------
Repurchase Agreement 1.1%
State Street Bank
  4.600% due 04/02/2001                            847                      847
  (Dated 03/30/2001. Collateralized
  by Freddie Mac 6.680% due 12/28/2001
  valued at $869.
  Repurchase proceeds are $847.)
                                                                    -----------
Total Short-Term Instruments                                              2,923
(Cost $2,924)                                                       -----------

Total Investments (a) 163.4%                                        $   124,305
(Cost $127,242)

Written Options (c) (0.2%)                                                 (141)
(Premiums $56)

Other Assets and Liabilities                                            (48,071)
(Net) (63.2%)                                                       -----------

Net Assets 100.0%                                                   $    76,093
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $127,266 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     1,191

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (4,152)
                                                                    ------------

Unrealized depreciation-net                                              (2,961)
                                                                    ------------
(b) Securities with an aggregate market value of $1,334 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                  # of             Appreciation/
Type                                          Contract            (Depreciation)
--------------------------------------------------------------------------------
EuroBond 10 Year Note (06/2001)                     14              $        14
Government of Japan 10 Year Note (06/2001)          13                       10
United Kingdom Gilt (06/2001)                        8                        2
U.S. Treasury 10 Year Note (06/2001)               317                      (77)
                                                                    ------------
                                                                    $       (51)
                                                                    ------------
(c) Premiums received on written options:

                                           # of
Type                                   Contract         Premium            Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 95.00 Exp. 12/17/2001             4       $       2     $         1

Call - CBOT U.S. Treasury
Note June Futures
   Strike @ 107.00 Exp. 05/26/2001            3               2               3

Put - CME Eurodollar
December Futures
   Strike @ 95.25 Exp. 12/17/2001            24              12              13

Call - CBOT U.S. Treasury
Note June Futures
   Strike @ 108.00 Exp. 05/26/2001           20              11              11

Put - OTC 3 Month LIBOR
Interest Rate Swap
   Strike @ 7.50 Exp. 04/29/2002      1,000,000              22             105

Put - CBOT U.S. Treasury
Note June Futures
   Strike @ 105.00 Exp. 05/26/2001           14               7               8
                                                      -------------------------
                                                      $      56     $       141
                                                      -------------------------

(d) Variable rate security. The rate
listed is as of March 31, 2001.

(e) Securities are grouped together by
coupon or range of coupons and
represent a range of maturities.

(f) Foreign forward currency contracts
outstanding at March 31, 2001:

                            Principal
                               Amount                                 Unrealized
                           Covered by        Settlement            Appreciation/
Type       Currency          Contract             Month           (Depreciation)
--------------------------------------------------------------------------------
Sell             A$             1,450           04/2001             $        65
Buy                               269           05/2001                      (2)
Sell             C$               808           04/2001                      10
Sell             SF             5,302           05/2001                      26
Sell             DK             6,074           05/2001                      39
Buy              EC            12,608           04/2001                    (100)
Sell                           11,741           04/2001                     622
Sell                           10,910           06/2001                      41
Sell             BP             2,479           05/2001                     121
Sell             H$            13,000           05/2001                       4
Buy                            15,600           08/2001                      (7)
Sell                           31,200           08/2001                      24
Buy              HF            47,700           08/2001                      (4)
Buy              JY           669,475           04/2001                    (132)
Sell                          670,601           04/2001                     271
Sell                          741,925           06/2001                     145
Buy              KW           181,300           04/2001                     (23)
Sell                          181,300           04/2001                       5
Sell             N$             2,623           04/2001                      46
Sell             SK             3,725           05/2001                      23
Buy              TB             3,800           04/2001                      (3)
Sell                            3,800           04/2001                       2
Buy              TD             3,092           04/2001                      (1)
Sell                            3,092           04/2001                       1
                                                                    ------------
                                                                    $     1,173
                                                                    ------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 151

Global Bond Fund II
March 31, 2001
--------------------------------------------------------------------------------
(g) Principal amount denoted in indicated currency:

      A$   -    Australian Dollar
      BF   -    Belgian Franc
      BP   -    British Pound
      C$   -    Canadian Dollar
      DK   -    Danish Krone
      DM   -    German Mark
      EC   -    Euro
      GD   -    Greek Drachma
      H$   -    Hong Kong Dollar
      HF   -    Hungarian Forint
      JY   -    Japanese Yen
      KW   -    South Korean Won
      N$   -    New Zealand Dollar
      SK   -    Swedish Krona
      SF   -    Swiss Franc
      TB   -    Thai Baht
      TD   -    Taiwan Dollar

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Swap agreements outstanding at March 31, 2001:

                                                                      Unrealized
                                              Notional             Appreciation/
Type                                            Amount            (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 5.935% and pay floating rate based on 6 month BP-LIBOR.

Broker: Merrill Lynch
Exp. 11/05/2003                           BP     1,700             $         40

Receive floating rate based on 6-month
Australian Bank Bill and pay fixed rate
equal to 5.217%.

Broker: Morgan Stanley
Exp. 03/15/2006                           A$     3,600                       17

Receive floating rate based on 3-month
Canadian Bank Bill and pay fixed rate
equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                           C$     8,500                     (209)

Receive floating rate based on 3-month
H$-HIBOR and pay fixed rate equal to 6.910%.

Broker: Goldman Sachs
Exp. 02/15/2006                           H$    36,000                     (244)

Receive floating rate based on 3-month
Canadian Bank Bill and pay fixed rate
equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                           C$     3,400                      (42)

Receive floating rate based on 6-month
JY-LIBOR and pay fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                           JY   226,000                     (122)


Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to 1.310%.

Broker: Goldman Sachs
Exp. 07/14/2005                                232,000                      (62)

Receive fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                  4,600                      271

Receive fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2006                                 36,300                      744

Receive fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/15/2006                                    100                        2

Receive fixed rate equal to 5.683% and pay floating rate based on 6 month BP-LIBOR.

Broker: Morgan Stanley
Exp. 01/08/2004                            BP    4,200                       63

Receive floating rate based on 3-month H$-HIBOR and pay fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                            H$   50,000                      (68)

Receive fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                             $    6,400                       63

Receive fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2011                                  8,000                      101

Receive fixed rate equal to 5.900% and pay floating rate based on 6 month BP-LIBOR.

Broker: Goldman Sachs
Exp. 01/26/2004                           BP     2,400                       40

Receive floating rate based on 6-month
BP-LIBOR and pay fixed rate equal to 5.410%.

Broker: Morgan Stanley
Exp. 09/01/2002                                  1,300                       (5)

Receive fixed rate equal to 5.513% and pay floating rate based on 6 month BP-LIBOR.

Broker: Morgan Stanley
Exp. 03/01/2004                                  1,300                       12

Receive fixed rate equal to 6.343% and pay floating rate based on 6 month EURO-LIBOR.

Broker: Lehman Brothers
Exp. 03/08/2016                             EC   5,500                       (3)

Receive floating rate based on 6-month
BP-LIBOR and pay fixed rate equal to 5.465%.

Broker: Lehman Brothers
Exp. 03/07/2016                             BP   3,500                        6

152 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Receive fixed rate equal to 6.273% and pay floating rate based on 6 month EURO-LIBOR.

Broker: Morgan Stanley
Exp. 03/13/2016                           EC     3,810               $       (8)

Receive floating rate based on 6-month
BP-LIBOR and pay fixed rate equal to 5.578%.

Broker: Morgan Stanley
Exp. 03/13/2016                           BP     2,380                       (6)

Receive fixed rate equal to 5.471% and pay floating rate based on 6 month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                  4,000                       33

Receive fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                             $      600                        1

Receive floating rate based on 3-month
H$-HIBOR and pay fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                            H$    4,300                        0

Receive fixed rate equal to 5.467% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2006                             $    1,800                        0

Receive fixed rate equal to 5.133% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                              BP 22,200                      (21)
                                                                    -----------
                                                                    $       603
                                                                    -----------

(k) Security is in default.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 153

Schedule of Investments
Emerging Markets Bond Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
BERMUDA 0.1%
--------------------------------------------------------------------------------
IMEXA Export Trust
  10.125% due 05/31/2003                 $         102            $          91
                                                                  -------------
Total Bermuda                                                                91
(Cost $92)                                                        -------------
--------------------------------------------------------------------------------
BRAZIL 29.1%
--------------------------------------------------------------------------------
Republic of Brazil
   7.625% due 04/15/2006 (b)             $       1,795                    1,627
   7.687% due 04/15/2009 (b)                       250                      210
  14.500% due 10/15/2009                         2,500                    2,702
   8.000% due 04/15/2014                         4,631                    3,586
   6.000% due 04/15/2024                           750                      516
   7.625% due 04/15/2024 (b)                     1,100                      833
   8.875% due 04/15/2024                         3,350                    2,278
  10.125% due 05/15/2027                           500                      382
  12.250% due 03/06/2030                         2,600                    2,295
  11.000% due 08/17/2040                         2,950                    2,340
                                                                  -------------
Total Brazil                                                             16,769
(Cost $17,232)                                                    -------------
--------------------------------------------------------------------------------
BULGARIA 1.0%
--------------------------------------------------------------------------------
Republic of Bulgaria
   6.312% due 07/28/2011 (b)             $         250                      188
   6.312% due 07/28/2024 (b)                       500                      373
                                                                  -------------
Total Bulgaria                                                              561
(Cost $604)                                                       -------------
--------------------------------------------------------------------------------
CROATIA 4.2%
--------------------------------------------------------------------------------
Republic of Croatia
   6.250% due 07/31/2006 (b)             $       1,456                    1,423
   6.250% due 07/31/2010 (b)                       993                      971
                                                                  -------------
Total Croatia                                                             2,394
(Cost $2,384)                                                     -------------
--------------------------------------------------------------------------------
MALAYSIA 2.6%
--------------------------------------------------------------------------------
Republic of Malaysia
   6.875% due 05/15/2001                 $       1,500                    1,522
                                                                  -------------
Total Malaysia                                                            1,522
(Cost $1,499)                                                     -------------
--------------------------------------------------------------------------------
MEXICO 20.1%
--------------------------------------------------------------------------------
United Mexican States
   0.000% due 06/30/2003                 $       9,459                      118
  10.375% due 02/17/2009                           250                      275
   9.875% due 02/01/2010                         1,000                    1,076
  11.375% due 09/15/2016                           250                      289
   8.125% due 12/30/2019                         3,250                    2,919
   6.250% due 12/31/2019                         4,075                    3,683
   7.412% due 12/31/2019 (b)                     1,025                    1,003
   7.515% due 12/31/2019                           400                      391
   7.532% due 12/31/2019                         1,150                    1,125
  11.500% due 05/15/2026                           575                      696
                                                                  -------------
Total Mexico                                                             11,575
(Cost $11,291)                                                    -------------
--------------------------------------------------------------------------------
MOROCCO 1.0%
--------------------------------------------------------------------------------
Morroco Restructured
Tranche A
   7.652% due 01/01/2009                 $         658                      584
                                                                  -------------
Total Morocco                                                               584
(Cost $593)                                                       -------------
--------------------------------------------------------------------------------
NIGERIA 0.8%
--------------------------------------------------------------------------------
Central Bank of Nigeria
   6.250% due 11/15/2020                 $         750                      469
Central Bank of Nigeria -
Warrant
   0.000% due 11/15/2020                             1                        0
                                                                  -------------
Total Nigeria                                                               469
(Cost $430)                                                       -------------
--------------------------------------------------------------------------------
PANAMA 4.7%
--------------------------------------------------------------------------------
Republic of Panama
   7.875% due 02/13/2002                 $          50                       50
   7.733% due 05/14/2002                            69                       70
   9.625% due 02/08/2011                           600                      596
   4.500% due 07/17/2014                         1,375                    1,148
   8.875% due 09/30/2027                           500                      439
   9.375% due 04/01/2029                           400                      403
                                                                  -------------
Total Panama                                                              2,706
(Cost $2,637)                                                     -------------
--------------------------------------------------------------------------------
PERU 2.6%
--------------------------------------------------------------------------------
Republic of Peru
   4.000% due 03/07/2017                 $       2,100                    1,313
   4.500% due 03/07/2017                           250                      170
                                                                  -------------
Total Peru                                                                1,483
(Cost $1,473)                                                     -------------
--------------------------------------------------------------------------------
PHILIPPINES 0.7%
--------------------------------------------------------------------------------
Republic of Philippines
   6.500% due 12/01/2017                 $         500                      405
                                                                  -------------
Total Philippines                                                           405
(Cost $392)                                                       -------------
--------------------------------------------------------------------------------
POLAND 4.1%
--------------------------------------------------------------------------------
Republic of Poland
   6.000% due 10/27/2014                 $       1,315                    1,281
   3.750% due 10/27/2024                         1,450                    1,058
                                                                  -------------
Total Poland                                                              2,339
(Cost $2,226)                                                     -------------
--------------------------------------------------------------------------------
QATAR 2.1%
--------------------------------------------------------------------------------
State of Qatar
   9.750% due 06/15/2030                 $       1,125                    1,198
                                                                  -------------
Total Qatar                                                               1,198
(Cost $1,084)                                                     -------------
--------------------------------------------------------------------------------
RUSSIA 13.4%
--------------------------------------------------------------------------------
Russian Federation
   9.250% due 11/27/2001                 $       1,250                    1,257
  11.750% due 06/10/2003                         2,900                    2,834
   8.750% due 07/24/2005                           700                      575
   8.250% due 03/31/2010                           353                      238
  11.000% due 07/24/2018                           650                      486
  12.750% due 06/24/2028                         1,850                    1,622
   5.000% due 03/31/2030                           647                      262
   5.000% due 03/31/2030                         1,004                      411
                                                                  -------------
Total Russia                                                              7,685
(Cost $7,213)                                                     -------------
--------------------------------------------------------------------------------
SOUTH AFRICA 0.9%
--------------------------------------------------------------------------------
Republic of South Africa
   9.125% due 05/19/2009                 $         500                      522
                                                                  -------------
Total South Africa                                                          522
(Cost $514)                                                       -------------
--------------------------------------------------------------------------------
SOUTH KOREA 3.0%
--------------------------------------------------------------------------------
Korea Development Bank
   7.125% due 09/17/2001                 $         500                      503
Republic of Korea
   8.875% due 04/15/2008                         1,100                    1,221
                                                                  -------------
Total South Korea                                                         1,724
(Cost $1,641)                                                     -------------

154 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
--------------------------------------------------------------------------------
VENEZUELA  5.9%
--------------------------------------------------------------------------------
Republic of Venezuela
  7.375% due 12/18/2 (b)                   $     1,500             $      1,255
  6.750% due 03/31/2020                          1,475                    1,136
  9.250% due 09/15/2027                          1,430                      993
Republic of Venezuela - Warrant
  0.000% due 04/15/2020                              6                        0
                                                                  -------------
Total Venezuela                                                           3,384
(Cost $3,371)                                                     -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 5.1%
--------------------------------------------------------------------------------
Commercial Paper 5.1%
Abbey National
North America
  5.090% due 04/19/2001                    $       100                      100
  4.870% due 05/02/2001                          1,000                      996
American Express
Credit Corp.
  5.100% due 04/06/2001                            200                      200
General Electric
Capital Corp.
  4.970% due 04/04/2001                            200                      200
UBS Finance, Inc.
  5.340% due 05/16/2001                            300                      298
  5.040% due 08/02/2001                            600                      590
  5.070% due 08/08/2001                            300                      294
Verizon Global Funding
  4.950% due 06/15/2001                            300                      297
                                                                  -------------
Total Short-Term Instruments                                              2,975
(Cost $2,975)                                                     -------------

Total Investments (a) 101.4%                                      $      58,386
(Cost $57,651)

Other Assets and Liabilities (Net) (1.4%)                                  (788)
                                                                  -------------
Net Assets 100.0%                                                 $      57,598
                                                                  -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $58,137 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     1,278

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (1,029)
                                                                  -------------

Unrealized appreciation-net                                       $         249
                                                                  -------------

(b) Variable rate security. The rate listed is as of March 31, 2001.

(c) Foreign forward currency contracts outstanding at March 31, 2001:

                             Principal
                                Amount                                Unrealized
                            Covered by       Settlement            Appreciation/
Type       Currency           Contract            Month           (Depreciation)
--------------------------------------------------------------------------------
Buy              HF            909,150          05/2001           $         (75)
Sell                           550,000          05/2001                     127
Buy                            158,130          08/2001                     (26)
Buy                             48,055          09/2001                      (8)
Buy              PZ                750          05/2001                      27
                                                                  -------------
                                                                  $          45
                                                                  -------------

(d) Principal amount denoted in indicated currency:

       HF - Hungarian Forint
       PZ - Polish Zloty

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 155

Schedule of Investments
Strategic Balanced Fund
March 31, 2001

                                                                          Value
                                                Shares                   (000s)
--------------------------------------------------------------------------------
PIMCO FUNDS (b) 93.5%
--------------------------------------------------------------------------------
StocksPLUS                                   3,982,096            $      40,618

Total Return                                 2,761,234                   29,048
                                                                  -------------
Total PIMCO Funds                                                        69,666
(Cost $80,568)                                                    -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 5.7%
--------------------------------------------------------------------------------
                                             Principal
                                                Amount
                                                (000s)
Repurchase Agreement 5.7%
State Street Bank
  4.600% due 04/02/2001                    $     4,279                    4,279
  (Dated 03/30/2001.
  Collateralized by
  Freddie Mac 6.680% due
  12/28/2001 valued
  at $4,369. Repurchase
  proceeds are $4,281.)
                                                                  -------------
Total Short-Term Instruments                                              4,279
(Cost $4,279)                                                     -------------

Total Investments (a) 99.2%                                       $      73,945
(Cost $84,847)

Other Assets and Liabilities                                                559
(Net) 0.8%                                                        -------------

Net Assets 100.0%                                                 $      74,504
                                                                  -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $85,450 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                              $       1,059

Aggregate gross unrealized depreciation
for all investments in which there was
an excess of tax cost over value.                                       (12,564)
                                                                  -------------
Unrealized depreciation-net                                       $     (11,505)
                                                                  -------------

(b) Institutional Class shares of each PIMCO Fund.

156 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
Convertible Fund
March 31, 2001

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (c)(d) 56.9%
--------------------------------------------------------------------------------
Banking & Finance 2.8%
Hellenic Finance
  2.000% due 07/15/2003                 EC         500            $         440
JMH Finance Ltd.
  4.750% due 09/06/2007                  $       1,200                    1,226
Swiss Life Finance Ltd.
  2.000% due 05/20/2003                 EC         600                      505
  0.750% due 05/20/2005                 SF         750                      429
                                                                  -------------
                                                                          2,600
                                                                  -------------
Energy 1.2%
Diamond Offshore Drilling
  3.750% due 02/15/2007                  $       1,060                    1,077
                                                                  -------------
Health Care 6.3%
Millennium Pharmaceuticals
  5.500% due 01/15/2007                          1,500                    1,513
Roche Holdings, Inc.
  0.010% due 01/19/2015                          3,650                    2,665
Wellpoint Health Network, Inc.
  0.000% due 07/02/2019                          2,000                    1,613
                                                                  -------------
                                                                          5,791
                                                                  -------------
Industrial 23.0%
Allergan, Inc.
  0.000% due 11/01/2020                          2,600                    1,619
Burr-Brown Corp.
  4.250% due 02/15/2007                          1,000                    1,110
Celestica, Inc.
  0.000% due 08/01/2020                          3,500                    1,247
Comverse Technology, Inc.
  1.500% due 12/01/2005                          2,000                    1,713
Corning, Inc.
  0.000% due 11/08/2015                          1,700                    1,003
Dupont Photomasks, Inc.
  0.000% due 07/24/2004                          1,300                    1,181
Exodus Communications, Inc.
  5.250% due 02/15/2008                          2,000                    1,320
  4.750% due 07/15/2008                          2,000                    1,073
Omnicom Group, Inc.
  2.250% due 01/06/2013                            550                      960
Sanmina Corp.
  4.250% due 05/01/2004                          1,200                    1,353
Solectron Corp.
  0.000% due 01/27/2019                          2,625                    1,280
  0.000% due 05/08/2020                          2,500                    1,259
Tyco International Ltd.
  0.000% due 11/17/2020                          3,300                    2,446
Universal Health Services
  0.426% due 06/23/2020                          2,000                    1,183
Young & Rubicam, Inc.
  3.000% due 01/15/2005                          2,500                    2,344
                                                                  -------------
                                                                         21,091
                                                                  -------------
Technology 11.0%
Analog Devices, Inc.
  4.750% due 10/01/2005                          1,700                    1,509
ASM Lithography Holding
  2.500% due 04/09/2005                 NL       1,500                      783
Bisys Group, Inc.
  4.000% due 03/15/2006                  $       1,250                    1,313
Juniper Networks, Inc.
  4.750% due 03/15/2007                          2,000                    1,465
Lattice Semiconductor Co.
  4.750% due 11/01/2006                            600                      662
STMicroelectronics NV
  0.010% due 09/22/2009                            900                      960
U.S. Cellular Corp.
  0.010% due 06/15/2015                          3,350                    1,968
VERITAS Software Corp.
  1.856% due 08/13/2006                          1,000                    1,441
                                                                  -------------
                                                                         10,101
                                                                  -------------
Utilities 12.6%
AES Corp.
  4.500% due 08/15/2005                            750                    1,407
Alliant Energy Resources, Inc.
  7.250% due 02/15/2030                             33                    1,541
AT&T - Liberty Media Group
  4.000% due 11/15/2029                          2,200                    1,436
  3.500% due 01/15/2031                          1,500                    1,127
Cienna Corp.
  3.750% due 02/01/2008                          2,000                    1,563
Comcast Corp.
  0.000% due 12/19/2020                          1,000                      820
Kerr-McGee Corp.
  5.250% due 02/15/2010                          1,000                    1,235
Nabors Industries, Inc.
  0.000% due 02/05/2021                          2,000                    1,156
Nextel Communications, Inc.
  5.250% due 01/15/2010                          2,000                    1,293
                                                                  -------------
                                                                         11,578
                                                                  -------------
Total Convertible Bonds & Notes                                          52,238
(Cost $61,854)                                                    -------------
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK 34.6%
--------------------------------------------------------------------------------

                                                Shares
Banking & Finance 4.7%
Metlife Capital Trust I Cvt. Pfd.
  8.000% due 05/15/2003                         41,000                    3,875
Union Pacific Capital Trust Cvt. Pfd.
  6.250% due 04/21/2028                          9,200                      453
                                                                  -------------
                                                                          4,328
                                                                  -------------
Energy 12.8%
Apache Corp. Cvt. Pfd.
  6.500% due 05/15/2002                         37,000                    1,796
Kerr-McGee Corp. Cvt. Pfd.
  5.500% due 08/01/2004                         58,900                    3,156
Mirant Trust I Cvt. Pfd.
  6.250% due 10/01/2030                         50,000                    3,725
Valero Energy Cvt. Pfd.
  7.750% due 08/18/2003                        100,500                    3,035
                                                                  -------------
                                                                         11,712
                                                                  -------------
Industrial 10.6%
Cox Communications, Inc. Cvt. Pfd.
  7.000% due 08/16/2002                         46,000                    2,736
Express Scripts Exchange Trust
Cvt. Pfd.
  7.000% due 11/15/2003                         26,000                    2,053
Qwest Trends Trust Cvt. Pfd.
  5.750% due 11/17/2003                         25,000                    1,534
Tribune Co. Cvt. Pfd.
  2.000% due 05/15/2029                         35,100                    3,405
                                                                  -------------
                                                                          9,728
                                                                  -------------
Utilities 6.5%
AES Trust VII Cvt. Pfd.
  6.000% due 05/15/2008                         24,400                    1,565
Duke Energy Corp. Cvt. Pfd.
  8.250% due 05/18/2004                        100,000                    2,724
Enron Corp. Cvt. Pfd.
  7.000% due 07/31/2002                         28,000                    1,026
MediaOne Group, Inc. Cvt. Pfd.
  6.250% due 08/15/2001                          9,500                      625
                                                                          5,940
                                                                  -------------
Total Convertible Preferred Stock                                        31,708
(Cost $28,836)                                                    -------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 157

Convertible Fund
March 31, 2001

                                                                          Value
                                                Shares                   (000s)
--------------------------------------------------------------------------------
COMMON STOCKS 2.7%
--------------------------------------------------------------------------------
Communications 0.0%
Leap Wireless International,Inc. (b)               344            $          10
                                                                  -------------


Health Care 0.6%
Elan Corp. PLC (b)                              10,114                      528
                                                                  -------------
Technology 2.1%
AOL Time Warner, Inc. (b)                        2,100                       84
EMC Corp. (b)                                   60,668                    1,784
McData Corp. `A' (b)                             2,233                       42
                                                                  -------------
                                                                          1,910
                                                                  -------------
Total Common Stocks                                                       2,448
(Cost $3,994)                                                     -------------

Total Investments (a) 94.2%                                       $      86,394
(Cost $94,684)

Other Assets and Liabilities (Net) 5.8%                                   5,296
                                                                  -------------
Net Assets 100.0%                                                 $      91,690
                                                                  -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $94,699 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                    $       6,705

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (15,010)
                                                                  -------------
Unrealized depreciation-net                                       $      (8,305)
                                                                  -------------

(b) Non-income producing security.

(c) Foreign forward currency contracts outstanding at March 31, 2001:

                              Principal
                                 Amount                              Unrealized
                             Covered by       Settlement          Appreciation/
Type        Currency           Contract            Month         (Depreciation)
--------------------------------------------------------------------------------
Buy               EC              2,111          04/2001          $          (7)
Sell                              2,111          04/2001                    111
Sell                              2,111          06/2001                      7
Buy               JY            148,448          04/2001                    (30)
Sell                             93,323          04/2001                     41
Sell                             93,323          06/2001                     18
Sell              SF                772          05/2001                      4
                                                                  -------------
                                                                  $         144
                                                                  -------------

(d) Principal amount denoted in indicated currency:

        EC - Euro
        JY - Japanese Yen
        SF - Swiss Franc

158 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
European Convertible Bond
March 31, 2001

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (b)(c) 67.1%
--------------------------------------------------------------------------------
Banking & Finance 24.5%
Axa
  2.500% due 01/01/2014               EC           165            $         144
Fortis (NL) NV
  1.500% due 07/29/2004                            200                      183
Swiss America Holdings
  2.250% due 06/10/2004                $           150                      149
Swiss Life Finance Ltd.
  2.000% due 05/20/2003                            200                      202
  0.750% due 05/20/2005                            250                      143
  2.000% due 05/20/2005                            200                      205
Verizon Global Funding Corp.
  4.250% due 09/15/2005                            200                      202
                                                                  -------------
                                                                          1,228
                                                                  -------------
Health Care 5.9%
Roche Holdings, Inc.
  0.000% due 04/20/2010                            200                      113
  0.000% due 01/19/2015                            250                      183
                                                                  -------------
                                                                            296
                                                                  -------------
Industrial 33.3%
Finmeccanica SpA
  2.000% due 06/08/2005               EC           200                      171
France Telecom
  4.125% due 11/29/2004                            250                      210
Hutchison Whampoa
International
  2.875% due 09/15/2003                $           200                      193
Koninklijke Ahold NV
  4.000% due 05/19/2005               EC           150                      157
Nestle Australia Ltd.
  1.250% due 04/27/2005                $           200                      192
Siemens Nederland NV
  1.000% due 08/10/2005               EC           200                      161
Tecnost International NV
  1.000% due 11/03/2005                            200                      175
Usinor
  3.875% due 01/01/2005                            248                      215
Vivendi Universal
  1.250% due 01/01/2004                            226                      192
                                                                  -------------
                                                                          1,666
                                                                  -------------
Technology 3.4%
STMicroelectronics NV
  0.000% due 11/16/2010               $            250                      168
                                                                  -------------
Total Convertible Bonds & Notes                                           3,358
(Cost $3,523)                                                     -------------
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK 3.3%
--------------------------------------------------------------------------------

                                                Shares
Utilities 3.3%
MediaOne Group, Inc. Cvt. Pfd.
  6.250% due 08/15/2001                          2,500                      165
                                                                  -------------
Total Convertible Preferred Stock                                           165
(Cost $209)                                                       -------------
--------------------------------------------------------------------------------
COMMON STOCKS 1.9%
--------------------------------------------------------------------------------
Health Care 1.9%
Elan Corp. PLC                                   1,815                       93
                                                                  -------------
Total Common Stocks                                                          93
(Cost $92)                                                        -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 23.7%
--------------------------------------------------------------------------------
                                             Principal
                                                Amount
                                                (000s)

Commercial Paper 19.9%
Abbey National North America
  5.060% due 08/01/2001                     $      200                      197
CBA (de) Finance
  5.040% due 04/23/2001                            100                      100
CDC
  5.450% due 04/11/2001                            300                      300
General Electric
Capital Corp.
  5.070% due 04/04/2001                            200                      200
KFW International
Finance, Inc.
  5.340% due 04/24/2001                            200                      199
                                                                  -------------
                                                                            996
                                                                  -------------
Repurchase Agreement 3.8%
State Street Bank
  4.600% due 04/02/2001                            194                      194
  (Dated 03/30/2001.
  Collateralized by Fannie Mae
  0.000% due 04/17/2001 valued at $200.
  Repurchase proceeds are $194.)
                                                                  -------------
Total Short-Term Instruments                                              1,190
(Cost $1,189)                                                     -------------

Total Investments (a) 96.0%                                       $       4,806
(Cost $5,013)

Other Assets and Liabilities (Net) 4.0%                                     201
                                                                  -------------
Net Assets 100.0%                                                 $       5,007
                                                                  -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $5,013 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                    $          25

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (232)
                                                                  -------------
Unrealized depreciation-net                                       $        (207)
                                                                  -------------
(b) Foreign forward currency contracts
outstanding at March 31, 2001:

                            Principal
                               Amount                               Unrealized
                           Covered by         Settlement         Appreciation/
Type     Currency            Contract              Month        (Depreciation)
--------------------------------------------------------------------------------
Buy            EC               1,875            04/2001          $        (6)
Sell                            1,875            04/2001                   99
Sell                            1,875            06/2001                    7
Sell           SF                 257            05/2001                    1
                                                                  -----------
                                                                  $       101
                                                                  -----------

(c) Principal amount denoted in indicated currency:

       EC - Euro
       SF - Swiss Franc

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 159

Schedule of Investments
StocksPLUS Fund
March 31, 2001

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 29.0%
--------------------------------------------------------------------------------
Banking & Finance 11.7%
Atlas Reinsurance PLC
     9.820% due 10/04/2004 (d)             $     7,000            $       7,000
Bear Stearns Co., Inc.
     6.125% due 02/01/2003                       1,100                    1,109
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                       1,193                    1,226
Capital One Bank
     7.610% due 06/23/2003 (d)                   5,400                    5,282
Chrysler Financial Corp. LLC
     5.745% due 02/10/2003 (d)                   9,600                    9,476
Donaldson, Lufkin & Jenrette,
Inc.
     6.022% due 04/25/2003 (d)                   6,900                    6,903
Ford Credit Canada
     6.820% due 12/16/2002 (d)                   3,800                    3,796
Ford Motor Credit Co.
     6.699% due 03/19/2002 (d)                     590                      589
     5.938% due 07/16/2002 (d)                   6,800                    6,798
     6.850% due 03/17/2003 (d)                     500                      496
General Motors Acceptance Corp.
     6.190% due 04/15/2001 (d)                   1,000                    1,001
Gold Eagle Capital Ltd.
    11.078% due 04/15/2001 (d)                  10,000                   10,000
Golden State Holdings
     6.525% due 08/01/2003 (d)                   6,000                    5,815
Lehman Brothers Holdings, Inc.
     6.972% due 06/03/2002 (d)                     600                      601
     6.478% due 07/15/2002 (d)                   3,005                    3,025
MBNA Corp.
     6.980% due 09/13/2001 (d)                   3,100                    3,103
Nacional Financiera
     8.575% due 05/08/2003 (d)                   6,000                    6,134
National Australia Bank Ltd.
     7.385% due 05/19/2010 (d)                  11,700                   11,781
NationsBank Corp.
     3.733% due 02/18/2002 (d)                     100                      100
Old Kent Bank
     6.275% due 11/01/2005 (d)                   4,500                    4,495
Republic New York Corp.
     6.652% due 10/28/2002 (d)                     100                      100
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (g)                   3,400                    3,419
     6.980% due 02/11/2003 (d)                   5,000                    5,007
     6.530% due 03/26/2003 (d)                   5,000                    5,013
Western Capital
    10.665% due 01/07/2003                      16,300                   16,310
                                                                  -------------
                                                                        118,579
                                                                  -------------
Industrials 8.5%
Air Canada
     6.037% due 07/31/2005 (d)                   9,818                    9,094
Cemex SA de CV
     9.250% due 06/17/2002                         300                      309
Clear Channel Communications, Inc.
     7.210% due 06/15/2002 (d)                     600                      602
CSX Corp.
     7.365% due 06/24/2002 (d)                   6,900                    6,905
Enron Corp.
     5.510% due 09/10/2001 (d)                   1,000                    1,001
     8.000% due 08/15/2005                       1,100                    1,180
Kroger Co.
     6.340% due 06/01/2001                       2,000                    2,002
Petroleos Mexicanos
     7.768% due 07/15/2005 (d)                  20,000                   20,050
Raytheon Co.
     5.738% due 08/10/2001 (d)                   8,900                    8,910
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                      29,900                   30,708
TCI Communications, Inc.
     7.236% due 03/11/2003 (d)                   4,000                    4,024
TRW, Inc.
     6.450% due 06/15/2001                         400                      400
Waste Management, Inc.
     6.000% due 05/15/2001                       1,500                    1,498
                                                                  -------------
                                                                         86,683
                                                                  -------------
Utilities 8.8%
British Telecommunications PLC
     7.722% due 12/15/2003 (d)             $    10,300                   10,304
Central Power & Light Co.
     7.420% due 11/23/2001 (d)                   3,600                    3,604
El Paso Energy Corp.
     6.328% due 07/15/2001 (d)                   4,800                    4,803
Entergy Arkansas, Inc.
     7.720% due 03/01/2003                       3,700                    3,829
Marlin Water Trust
     7.090% due 12/15/2001                       4,049                    4,085
Montana Power Co.
     7.000% due 04/06/2001 (d)                   1,200                    1,201
Nevada Power Co.
     5.623% due 06/12/2001 (d)                  13,000                   13,000
Niagara Mohawk Power Co.
     7.125% due 07/01/2001                       6,805                    6,833
Sprint Capital Corp.
     6.927% due 06/10/2002 (d)                   1,100                    1,102
System Energy Resources, Inc.
     7.710% due 08/01/2001                         250                      252
Texas Utilities Corp.
     7.210% due 06/25/2001 (d)                   1,900                    1,900
     5.940% due 10/15/2001                      28,725                   28,860
     6.410% due 11/21/2001                       1,000                    1,009
Western Massachusetts Electric Co.
     7.750% due 12/01/2002                       1,882                    1,884
Williams Cos., Inc.
     7.180% due 11/15/2001 (d)                   6,900                    6,910
                                                                  -------------
                                                                         89,576
                                                                  -------------
Total Corporate Bonds & Notes                                           294,838
(Cost $292,845)                                                   -------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 13.3%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities (g)
     3.625% due 07/15/2002 (b)                 114,252                  116,500
     3.625% due 01/15/2008                      17,775                   18,192
                                                                  -------------
Total U.S. Treasury Obligations                                         134,692
(Cost $131,282)                                                   -------------
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 75.5%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 14.7%
Bank Mart
     6.883% due 03/01/2019 (j)                   3,908                    3,961
California Federal Savings & Loan
     7.323% due 07/25/2018 (d)                      19                       19
Countrywide Home Loans
     6.050% due 04/25/2029                       4,653                    4,678
CS First Boston Mortgage Securities Corp.
     6.960% due 01/20/2004                       1,710                    1,746
DLJ Acceptance Trust
     7.910% due 10/17/2020 (d)                     123                      126
Fannie Mae
     5.700% due 06/25/2017                          62                       62
     6.761% due 04/25/2020 (d)                      18                       18
     6.500% due 05/18/2024                       2,976                    3,011
Freddie Mac
     7.000% due 06/15/2023                         107                      107
     6.500% due 08/15/2023                       6,446                    6,499
Fund America Investors Corp. II
     8.079% due 06/25/2023 (d)                      97                       97
General Electric Capital Mortgage
Services, Inc.
     6.300% due 09/25/2023                       1,616                    1,620
     6.250% due 10/25/2028                         614                      617
     6.250% due 12/25/2028                       1,464                    1,406
Government National Mortgage
Association
     6.220% due 02/16/2030 (d)                  13,670                   13,704
     7.250% due 02/16/2030 (d)                  23,419                   23,463
     6.070% due 02/16/2030 (d)                  24,934                   25,059
     6.236% due 06/20/2030 (d)                  18,358                   18,387
     6.236% due 09/20/2030 (d)                     289                      290

160 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
--------------------------------------------------------------------------------
Greenwich Capital Acceptance, Inc.
   8.302% due 04/25/2022 (d)              $        166            $         165
   8.230% due 10/25/2022 (d)                         5                        5
Housing Securities, Inc.
   7.320% due 07/25/2032 (d)                       400                      400
J.P. Morgan & Co., Inc.
   6.817% due 01/25/2018 (d)                       237                      232
Norwest Asset Securities Corp.
   6.750% due 08/25/2029                         7,443                    7,507
PNC Mortgage Securities Corp.
   6.625% due 03/25/2028                         6,557                    6,603
   7.500% due 05/25/2040 (d)                     5,511                    5,589
Resecuritization Mortgage Trust
   5.991% due 04/26/2021 (d)                       217                      215
Residential Funding Mortgage
   Securities, Inc.
   6.798% due 03/25/2018 (d)                     1,395                    1,387
Resolution Trust Corp.
   8.000% due 06/25/2026                           562                      565
Structured Asset Mortgage
   Investments, Inc.
   9.030% due 06/25/2029 (d)                    16,209                   17,417
Structured Asset Securities Corp.
   7.599% due 09/25/2036 (d)                       735                      749
TMA Mortgage Funding Trust
   5.430% due 01/25/2029 (d)                     3,911                    3,911
                                                                  -------------
                                                                        149,615
                                                                  -------------
Fannie Mae 12.4%
   6.252% due 12/01/2023 (d)                        20                       20
   6.320% due 05/01/2017 (d)                       229                      233
   6.328% due 02/01/2027-02/01/2031 (d)(i)         686                      696
   6.446% due 04/01/2018-08/01/2029 (d)(i)       2,677                    2,721
   6.500% due 09/01/2005                         4,723                    4,811
   7.500% due 04/16/2031                        80,000                   81,750
   7.900% due 05/01/2022 (d)                       224                      225
   8.000% due 04/16/2031                        34,000                   35,063
                                                                  -------------
                                                                        125,519
                                                                  -------------
Freddie Mac 0.3%
   6.768% due 07/01/2019 (d)                     2,373                    2,409
   7.616% due 12/01/2022 (d)                       507                      519
   8.161% due 06/01/2022 (d)                       314                      320
   8.500% due 04/01/2025-06/01/2025 (i)            181                      190
                                                                  -------------
                                                                          3,438
                                                                  -------------
Government National Mortgage
   Association 48.0%
   6.750% due 07/20/2018-08/20/2026 (d)(i)      14,714                   15,064
   7.000% due 04/23/2031                       101,000                  102,579
   7.125% due 12/20/2022-12/20/2027 (d)(i)       6,462                    6,624
   7.375% due 02/20/2026-02/20/2028 (d)(i)      14,566                   14,756
   7.500% due 08/15/2028-04/23/2031 (i)        198,300                  203,306
   8.000% due 04/23/2031                       141,000                  145,347
                                                                  -------------
                                                                        487,676
                                                                  -------------
Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (IO)
   7.000% due 07/25/2006                           155                        4
   6.500% due 09/25/2008                           161                       13
   6.500% due 02/25/2021 (d)                     1,364                       60
   7.000% due 07/25/2021                           546                       61
   6.500% due 03/25/2023                         2,420                      270
Freddie Mac (IO)
   6.500% due 08/15/2006                           803                       23
                                                                  -------------
                                                                            431
                                                                  -------------
Total Mortgage-Backed Securities                                        766,679
(Cost $764,294)                                                   -------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 9.6%
--------------------------------------------------------------------------------
AFC Home Equity Loan Trust
     5.200% due 06/25/2028 (d)                   5,893                    5,878
Amresco Residential Securities
     Mortgage Loan Trust
     6.810% due 07/25/2027 (d)                      15                       15
     5.868% due 05/25/2028 (d)                     154                      154
Argentina Funding Corp.
     5.840% due 05/20/2003 (d)                  16,000                   16,037
Bayview Financial Acquisition
     Trust
     6.080% due 02/25/2029 (d)                   4,493                    4,514
Cross Country Master Credit
     Card Trust II
     5.663% due 06/15/2006 (d)                  15,400                   15,532
Green Tree Home Improvement
     Loan Trust
     6.742% due 11/15/2029 (d)                   6,085                    6,087
Green Tree Recreational,
     Equipment, & Consumables
     6.430% due 04/17/2006                       1,233                    1,245
Novastar Home Equity Loan
     5.325% due 04/25/2028 (d)                   2,632                    2,600
SallieMae
     5.841% due 07/25/2004 (d)                     187                      187
     5.901% due 10/25/2005 (d)                   5,818                    5,818
     5.961% due 04/25/2006 (d)                   2,407                    2,404
Salomon Brothers Mortgage
     Securities VII
     5.390% due 02/25/2030 (d)                  18,646                   18,694
Starwood Hotel
     7.241% due 02/23/2003                       8,702                    8,653
The Money Store Home Equity
     Trust
     6.550% due 09/15/2021                         280                      280
     6.345% due 11/15/2021                         120                      120
USAA Auto Loan Grantor Trust
     6.100% due 02/15/2006                       9,530                    9,667
                                                                  -------------
Total Asset-Backed Securities                                            97,885
(Cost $97,302)                                                    -------------
--------------------------------------------------------------------------------
SOVEREIGN ISSUES 11.5%
--------------------------------------------------------------------------------
Hydro-Quebec
     5.187% due 09/29/2049 (d)                   1,200                    1,068
Republic of Brazil
     7.375% due 04/15/2006 (d)                  26,356                   23,886
Republic of Croatia
     7.000% due 02/27/2002                       3,000                    3,006
Republic of Germany
     3.000% due 06/15/2001                      90,000                   78,934
Republic of Panama
     7.930% due 05/10/2002                         824                      832
United Mexican States
     10.021% due 04/07/2004 (d)                  9,000                    9,248
                                                                  -------------
Total Sovereign Issues                                                  116,974
(Cost $119,870)                                                   -------------
--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.0%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
     4.500% due 02/15/2016               N$      9,750                    4,320
Korea Development Bank
     2.560% due 06/26/2001               JY  1,000,000                    8,000
United Mexican States
     8.750% due 05/30/2002               BP      3,000                    4,330
     7.000% due 06/02/2003               C$      6,000                    3,806
                                                                  -------------
Total Foreign                                                            20,456
Currency-Denominated Issues                                       -------------
(Cost $23,395)
--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Note (OTC)
     5.750% due 11/15/2005
     Strike @ 110.875 Exp. 07/02/2001     $    100,000                       16
                                                                  -------------
Total Purchased Call Options                                                 16
(Cost $16)                                                        -------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 161

StocksPLUS Fund
March 31, 2001

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Government National Mortgage
Association (OTC)
  7.000% due 05/21/2031
  Strike @ 94.641 Exp. 05/04/2001         $    100,000            $           0
Government National Mortgage
Association (OTC)
  7.500% due 06/20/2031
  Strike @ 95.625 Exp.  06/13/2001             369,000                       15
PNC Mortgage Securities (OTC)
  7.500% due 05/25/2040
  Strike @ 100.000 Exp. 04/01/2005               6,200                        0
                                                                  -------------
Total Purchased Put Options
(Cost $37)                                                                   15
                                                                  -------------
--------------------------------------------------------------------------------
PREFERRED SECURITY 0.1%
--------------------------------------------------------------------------------

                                                Shares
DG Funding Trust
  7.153% due 12/29/2049 (d)                        110                    1,122
                                                                  -------------
Total Preferred Security
(Cost $1,103)                                                             1,122
                                                                  -------------
--------------------------------------------------------------------------------
PREFERRED STOCK 0.8%
--------------------------------------------------------------------------------
TCI Communications, Inc.
  9.720% due 12/31/2036                        303,565                    7,726
                                                                  -------------
Total Preferred Stock
(Cost $7,996)                                                             7,726
                                                                  -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 10.2%
--------------------------------------------------------------------------------

                                             Principal
                                                Amount
                                                (000s)
Commercial Paper 8.6%
American Express
Credit Corp.
  4.940% due 05/15/2001                     $    6,600                    6,561
Gannett Co., Inc.
  5.000% due 04/20/2001                         24,700                   24,637
KFW International
Finance, Inc.
  4.820% due 05/30/2001                          9,900                    9,823
Monsanto Co.
  4.650% due 08/16/2001                          3,600                    3,535
Swedbank, Inc.
  4.930% due 04/25/2001                          9,900                    9,869
  4.700% due 09/05/2001                         14,900                   14,592
UBS Finance, Inc.
  5.400% due 04/02/2001                         15,900                   15,900
  4.820% due 08/15/2001                          2,000                    1,964
                                                                  -------------
                                                                         86,881
                                                                  -------------
Repurchase Agreement 1.6%
State Street Bank
  4.600% due 03/30/2001                          5,844                    5,844
  (Dated 03/30/2001. Collateralized
  by Fannie Mae 5.600% due 07/25/2003
  valued at $5,965.
  Repurchase proceeds are $5,846.)

Daiwa Securities
  5.150% due 04/02/2001                         10,000                   10,000
  (Dated 03/30/2001.
  Collateralized by U.S. Treasury Bill
  due 06/28/2001 valued at $10,316.
  Repurchase proceeds are $10,004.)                               -------------
                                                                         15,844
                                                                  -------------
U.S. Treasury Bills (b)(i) 0.0%
  4.915% due 05/17/2001                            510                      507
                                                                  -------------
Total Short-Term Instruments                                            103,232
(Cost $103,239)                                                   -------------


Total Investments (a) 152.0%                                          1,543,635
(Cost $1,541,379)

Written Options (c) (0.1%                                                  (815)
(Premiums $756)

Other Assets and Liabilities (Net) (51.9%)                             (527,337)
                                                                  -------------
Net Assets 100.0%                                                  $  1,015,483
                                                                  -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,541,331 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $      9,728

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (7,424)
                                                                  -------------
Unrealized appreciation-net                                       $       2,304
                                                                  -------------

(b) Securities with an aggregate market value of $86,796 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                 # of              Appreciation/
Type                                        Contracts             (Depreciation)
--------------------------------------------------------------------------------
S&P 500 Index (06/2001)                         1,054             $     (27,301)
S&P 500 Index (09/2001)                         1,573                       396
U.S. Treasury 5 Year Note (06/2001)               977                      (599)
                                                                  -------------
                                                                  $     (27,504)
                                                                  -------------
(c) Premiums received on written options:

                                               # of
Type                                      Contracts      Premium          Value
--------------------------------------------------------------------------------
Call - CME S&P June Futures
   Strike @ 1,380.00 Exp. 06/15/2001             56    $     203  $          25

Put - CME S&P June Futures
   Strike @ 1,160.00 Exp. 06/15/2001             56          302            665

Put - CME S&P June Futures
   Strike @ 1,050.00 Exp. 06/15/2001             28          251            125
                                                       ------------------------
                                                       $     756  $         815
                                                       ------------------------

(d) Variable rate security. The rate listed is as of  March 31, 2001.

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                            Principal
                               Amount                                Unrealized
                           Covered by        Settlement           Appreciation/
Type        Currency         Contract             Month          (Depreciation)
--------------------------------------------------------------------------------
Sell              BP            3,902           05/2001           $         192
Sell              C$            5,773           04/2001                      72
Buy               EC           73,359           04/2001                    (235)
Sell                           74,823           04/2001                   3,715
Sell                           73,359           06/2001                     275
Buy               HF        2,300,000           09/2001                    (171)
Buy               JY        1,436,697           04/2001                    (285)
Sell                        1,436,697           04/2001                     634
Sell                        1,436,697           06/2001                     282
Sell              N$           10,942           04/2001                     187
                                                                  -------------
                                                                  $       4,666
                                                                  -------------

162 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

--------------------------------------------------------------------------------
(f) Principal amount denoted in indicated currency:

           BP - British Pound
           C$ - Canadian Dollar
           EC - Euro
           HF - Hungarian Forint
           JY - Japanese Yen
           N$ - New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2001:


                                              Notional               Unrealized
Type                                      Amount/Units             Appreciation
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.200%.

Broker: Morgan Stanley
Exp. 07/06/2001                           $     32,704             $          0

Receive total return on S&P 500 Index and pay floating rate based on 1-month
LIBOR plus 0.300%.

Broker: Lehman Brothers
Exp. 07/31/2001                                  4,188                        0

Receive total return on S&P 500 Index and pay floating rate based on 1-month
LIBOR plus 0.250%.

Broker: Morgan Stanley
Exp. 10/03/2001                                 38,761                        0

Receive total return on S&P 500 Index and pay floating rate based on 1-month
LIBOR plus 0.320%.

Broker: J.P. Morgan
Exp. 03/20/2002                                 54,693                        0

Receive total return on S&P 500 Index and pay floating rate based on 1 month
LIBOR plus 0.180%.

Broker: J.P. Morgan
Exp. 04/30/2001                                 11,569                        0

Receive a fixed rate equal to 1.290% and the Fund will pay to the counterparty at par in the event of default in of the United Mexican
States at 9.750% due 04/06/2005.

Broker: J.P. Morgan
Exp. 06/19/2002                                 15,500                        2

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. Bond.

Broker: Morgan Stanley
Exp. 06/16/2001                                 50,000                        2
                                                                   ------------
                                                                   $          4
                                                                   ------------
(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Restricted security.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 163

Schedule of Investments
Municipal Bond Fund
March 31, 2001

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 105.2%
--------------------------------------------------------------------------------
Arizona 4.1%
Phoenix Industrial Development
Authority Revenue Bonds,
(GNMA/FNMA/FHLMC Insured), Series
2000-1A
5.875% due 06/01/2016                      $     1,000             $      1,047

Pima County, Arizona Industrial
Development Authority Multi-Family
Revenue Bonds, (HUD SECT 8 Insured),
Series 1998 5.375% due 06/01/2010                1,210                    1,283

Scottsdale, Arizona Industrial
Development Authority Hospital
Revenue Bonds, (AMBAC Insured),
Series 1997-A 6.500% due 09/01/2004                880                      962
                                                                   ------------
                                                                          3,292
                                                                   ------------
California 12.2%
Alameda, California Harbor Bay
Business Park Assessment Revenue Bonds,
Series 1998 5.000% due 09/02/2006                  360                      360

Capistrano, California Unified School
District Special Tax Bonds,
Series 1999 5.000% due 09/01/2008                  350                      356

Foothill Eastern Corridor Agency
California Toll Road Revenue
Bonds, (MBIA-IBC), Series 1999
0.000% due 01/15/2026 (c)                        1,565                    1,054

Foothill Eastern Corridor Agency
California Toll Road
Revenue Bonds, Series 1995
0.000% due 01/01/2026 (c)                        1,000                      272

Foothill Eastern Transportation
Corridor Agency Toll Road
Revenue Bonds, (MBIA Insured),
Series 1999 0.000% due 01/15/2027 (c)            1,500                      978

Irvine, California Special
Assessment Bonds,
(MBIA-IBC Insured), Series 1998
4.800% due 09/02/2004                              150                      151
4.900% due 09/02/2005                              310                      312
5.000% due 09/02/2006                              150                      151

Irvine, California Special
Assessment Bonds, Series 1999
5.000% due 09/02/2005                              350                      352
5.100% due 09/02/2006                              535                      541
5.200% due 09/02/2007                              255                      258

Lake Elsinore, California School
Refunding Bonds, Series 1998 5.000%
due 09/01/2006                                     350                      352

Los Angeles County, California
Transportation Commission
Sales Tax Revenue Refunding
Bonds, Series 1991-B
6.500% due 07/01/2013                            1,000                    1,027

Los Angeles, California Community
Redevelopment Agency
Certificates of Participation
Revenue Bonds, Series 1984
7.550% due 11/01/2008                            1,075                    1,199

Orange County, California Improvement
Bonds, Series 1998-A
4.900% due 09/02/2005                              245                      246

Pittsburg, California
Infrastructure Refunding Bonds,
Series 1998-A 4.900% due 09/02/2003                150                      154
5.000% due 09/02/2004                              150                      156

Riverside County, California Special
Tax Refunding Bonds,
Series 1999 4.200% due 09/01/2001                  300                      301
4.700% due 09/01/2005                              170                      171

Roseville, California Special Tax
Bonds, Series 1999
5.000% due 09/01/2004                              350                      354

Sacramento County, California
Refunding Bonds,
Series 1998 4.900% due 09/02/2005                  300                      302

South Tahoe, California Joint Powers
Financing Authority Revenue Bonds,
Series 1999-A 7.300% due 10/01/2007                350                      358

West Sacramento, California Refunding
Bonds, Series 1998 5.000% due 09/02/2004           350                      355
                                                                   ------------
                                                                          9,760
                                                                   ------------
Colorado 6.3%
Arapahoe County, Colorado Capital
Trust Fund Highway Revenue Bonds,
(MBIA Insured), Series 1986
6.150% due 08/31/2026                            1,500                    1,607

Colorado Housing & Finance Authority
Revenue Bonds, (FHA/VA Mortgages
Insured), Series 2000-C3
5.700% due 10/01/2022                            1,000                    1,044

Colorado Housing & Finance Authority
Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015                              250                      280

Colorado Housing & Finance Authority
Bonds, Series 2000-B3 6.700%
due 10/01/2016                                     250                      278

Colorado Housing & Financial Authority
Revenue Bonds, Series 2000 5.150%
due 08/01/2007                                     500                      509

Denver, Colorado Health & Hospital
Revenue Bonds, Series 1998-A 5.000%
due 12/01/2009                                   1,390                    1,310
                                                                   ------------
                                                                          5,028
                                                                   ------------
Florida 1.3%
Gainesville, Florida Revenue Bonds,
Series 1979 6.200% due 10/01/2002                  210                      213

Orange County, Florida Health Facilities
Authority Revenue Bonds, (MBIA Insured),
Series 1996 6.250% due 10/01/2011                  290                      335

Orlando, Florida Waste Water System
Revenue Bonds, Series 1997-A 6.042%
due 10/01/2015 (d)                                 500                      477
                                                                   ------------
                                                                          1,025
                                                                   ------------
Georgia 0.3%
Georgia Municipal Electric Authority
Revenue Bonds, (MBIA-IBC Insured),
Series 1997 6.500% due 01/01/2012                  200                      234
                                                                   ------------
Hawaii 3.2%
Hawaii State Housing Financial &
Development Corporation Single Family
Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029                            1,500                    1,509

Honolulu Hawaii City & County General
Obligation Bonds, (MBIA-IBC), Series
1993 5.450% due 09/11/2008                       1,000                    1,085
                                                                   ------------
                                                                          2,594
                                                                   ------------
Illinois 8.7%
Chicago, Illinois Board of Education
General Obligation Bonds, (FGIC Insured),
Series 1998 0.000% due 12/01/2020                1,000                      352

Chicago, Illinois General Obligation
Bonds, (MBIA Insured), Series 2001 0.000%
due 01/01/2020 (c)                               1,290                      762

Chicago, Illinois Park District General
Obligation Bonds, (FGIC Insured),
Series 1999 4.750% due 01/01/2026                2,750                    2,553

Fox Lake, Illinois Water & Sewer Revenue
Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013                            1,135                    1,196

Illinois Educational Facilities
Authority Revenues Bonds,
Series 1993 5.610% due 07/01/2012                2,000                    2,141
                                                                   ------------
                                                                          7,004
                                                                   ------------

164 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
--------------------------------------------------------------------------------
Indiana 2.5%
Indianapolis, Indiana Local Public
Improvement Bonds Bank
Transportation Revenue Bonds, Series
1992 6.750% due 02/01/2014                  $    1,000             $      1,179

South Bend, Indiana Redevelopment
Authority Lease Revenue Bonds,
Series 2000 5.200% due 02/01/2012                  230                      238
5.500% due 02/01/2015                              180                      187
5.100% due 02/01/2011                              405                      420
                                                                   ------------
                                                                          2,024
                                                                   ------------
Kentucky 7.1%
Kentucky State Turnpike Authority
Economic Development Road Revenue Bonds,
Series 1993 7.294% due 06/06/2012                5,000                    5,668
                                                                   ------------
Louisiana 0.3%
Louisiana Local Government Revenue
Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010                              250                      268
                                                                   ------------
Massachusetts 3.2%
Massachusetts Housing Finance Agency
Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008                            1,500                    1,569

Massachusetts State Development Finance
Agency Revenue Bonds, (ACA Insured),
Series 1999
4.600% due 03/01/2009                              400                      393

Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998
4.700% due 11/01/2007                              210                      213
4.800% due 11/01/2008                               90                       91

Massachusetts State Health Facilities
Authority Revenue Bonds, Series 1993
5.500% due 10/01/2002                              270                      265
                                                                   ------------
                                                                          2,531
                                                                   ------------
Michigan 2.3%
Michigan State Environmental Protection
General Obligation Bonds, Series 1992
6.250% due 11/01/2012                            1,100                    1,286

University of Michigan Revenue
Bonds, Series 1995
3.750% due 12/01/2027                              600                      600
                                                                   ------------
                                                                          1,886
                                                                   ------------
Minnesota 1.3%
New Richland, Minnesota Revenue Bonds,
Series 1998
4.500% due 08/01/2004                            1,000                    1,017
                                                                   ------------
Nevada 0.6%
Nevada State General Obligation
Bonds, (FGIC Insured), Series 2001
6.690% due 05/15/2028                              500                      467
                                                                   ------------
New Hampshire 3.7%
New Hampshire Health & Educational
Facilities Authority Revenue Bonds,
(AMBAC Insured), Series 2002
5.125% due 07/01/2016                            2,980                    2,969
                                                                   ------------
New Jersey 20.7%
New Jersey Economic Development
Authority Revenue Bonds, Series 1998
5.600% due 01/01/2012                            1,000                      892
0.010% due 04/01/2013                            1,595                      744
6.375% due 04/01/2018                            1,500                    1,530
6.375% due 04/01/2031                            7,000                    7,089

New Jersey Economic Development Authority
Revenue Bonds, Series 1999
6.625% due 09/15/2012                            3,500                    3,650

New Jersey State Highway Authority Gadern
Street Parkway General Revenue Bonds,
(FGIC Insured), Series 2001
5.500% due 01/01/2015                            2,500                    2,670
                                                                   ------------
                                                                         16,575
                                                                   ------------
New Mexico 0.4%
Santa Fe County, New Mexico El
Castillo Retirement
Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007                              315                      293
                                                                   ------------
New York 2.6%
Nassau County, New York Tobacco
Settlement Corp.
Revenue Bonds, Series 1999
5.250% due 07/15/2011                            1,000                    1,011

New York State Dormitory Authority
Revenue Bonds, (ACA Insured),
Series 2000 5.850% due 07/01/2010                1,000                    1,047
                                                                   ------------
                                                                          2,058
                                                                   ------------
North Dakota 2.6%
Mercer County North Dakota Pollution
Control Revenue Bonds, Series 1991
6.900% due 02/01/2019                            2,000                    2,057
                                                                   ------------
Pennsylvania 0.1%
Delaware County, Pennsylvania Hospital
Revenue Bonds, Series 1998
4.900% due 12/01/2008                              100                       93
                                                                   ------------
Puerto Rico 1.2%
Childrens Trust Fund Tobacco
Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010                              750                      813
6.000% due 07/01/2026                              150                      156
                                                                   ------------
                                                                            969
                                                                   ------------
South Carolina 3.5%
Medical University South Carolina
Hospital Facilities
Revenue Bonds, Series 1999
5.700% due 07/01/2012                            1,000                    1,022

South Carolina State Public Service
Authority Revenue Bonds, Series
1993 6.838% due 06/28/2013                       1,700                    1,820
                                                                   ------------
                                                                          2,842
                                                                   ------------
Tennessee 2.3%
Nashville & Davidson County,
Tennessee Revenue Bonds,
Series 1998 4.450% due 08/01/2007                1,000                    1,014

Sullivan County, Tennessee Industrial
Development Revenue Bonds, (GNMA
Insured), Series 1995
6.250% due 07/20/2015                              750                      797
                                                                   ------------
                                                                          1,811
                                                                   ------------
Texas 12.0%
Bexar, Texas Metro Water District
Waterworks System Revenue Bonds,
(MBIA Insured), Series 1998
0.000% due 05/01/2035                            2,190                      339

Brazos River Authority Texas Revenue
Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015                            1,500                    1,517

Dallas-Fort Worth International Airport
Facility Improvement
Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                            1,000                    1,021

Del Rio Texas Waterworks & Sewer System
Revenue Bonds, (MBIA Insured), Series 1993
5.500% due 06/01/2015                            2,400                    2,436

Houston Independent School District
General Obligation Ltd Bonds,
(PSF Insured), Series 1999
4.750% due 02/15/2026                            1,000                      915

Katy, Texas Independent School District
General Obligation Ltd Bonds, (PSF-GTD
Insured), Series 1998
4.750% due 02/15/2024                            1,500                    1,384

Lamar, Texas Independent School District
General Obligation Bonds, (PSF-GTD
Insured), Series 1998
4.750% due 02/15/2020                            1,750                    1,659

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 165

Municipal Bond Fund
March 31, 2001

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
--------------------------------------------------------------------------------
Midlothian, Texas Independent School District
General Obligation
Bonds, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2018                       $    1,000             $        365
                                                                   ------------
                                                                          9,636
                                                                   ------------
Washington, DC 1.1%
District of Columbia General
Obligation Bonds,
(LOC-Bank of America), Series 1991
3.850% due 06/01/2003                              900                      900
                                                                   ------------
West Virginia 1.6%
West Virginia State Parkways Economic
Development & Tourism Authority
Revenue Bonds, (FGIC Insured), Series 1993
7.839% due 05/16/2019                            1,200                    1,265
                                                                   ------------
Total Municipal Bonds & Notes                                            84,266
(Cost $81,840)                                                     ------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities (b)
     3.625% due 07/15/2002                         109                      111
                                                                   ------------
Total U.S. Treasury Obligations                                             111
(Cost $109)                                                        ------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.6%
--------------------------------------------------------------------------------
Money Market Fund 0.4%
SSgA Tax Free Money Market
     3.080% due 04/02/2001                         334                      334

U.S. Treasury Bills 0.2%
     4.862% due 05/17/2001                         140                      139
                                                                   ------------
Total Short-Term Instruments                                                473
(Cost $473)                                                        ------------

Total Investments (a) 105.9%                                       $     84,850
(Cost $82,422)

Other Assets and Liabilities (Net) (5.9%)                                (4,714)
                                                                   ------------
Net Assets 100.0%                                                  $     80,136
                                                                   ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $82,422 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $      2,763

Aggregate gross unrealized depreciation for all
investments in which there was an
excess of tax cost over value.                                             (335)
                                                                   ------------
Unrealized appreciation-net                                        $      2,428
                                                                   ------------
(b) Principal amount of the security is adjusted for inflation.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of March 31, 2001.

166 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
Short Duration Municipal Income Fund
March 31, 2001

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 95.6%
--------------------------------------------------------------------------------
Alaska 2.9%
Valdez, Alaska Marine Term Ref-Exxon
Pipeline Co. Revenue Bonds, Series 1993
3.700% due 12/01/2033                    $         400             $        400
                                                                   ------------
Arizona 3.7%
Maricopa County, Arizona Pollution
Central Revenue Bonds, Series 1994
3.700% due 05/01/2029                              500                      500
                                                                   ------------
California 7.7%
East Bay, California Municipal Utility
Water System Revenue, Series 1993
5.200% due 06/01/2008                            1,000                    1,048
                                                                   ------------
Colorado 5.6%
Arapahoe County, Colorado Capital
Trust Fund Highway Revenue Bonds,
(MBIA Insured), Series 1986
6.150% due 08/31/2026                              250                      268

Denver, Colorado Health & Hospital
Revenue Bonds, Series 1998-A
5.000% due 12/01/2002                              500                      502
                                                                   ------------
                                                                            770
                                                                   ------------
Florida 14.6%
Atlantic Beach, Florida Health Care
Revenue Bonds, (ACA Insured),
Series 1999 5.000%                                 500                      502
due 10/01/2001

Dade County, Florida Health Facilities
Authority Hospital Revenue Bonds,
Series 1990 3.750% due 09/01/2020                  300                      300

Gulf Breeze Florida Revenue Bonds,
(MBIA Insured), Series 1997 4.372%
due 12/01/2017 (b)                                 500                      479

Orlando, Florida Waste Water System
Revenue Bonds, Series 1997-A 6.112%
due 10/01/2015 (b)                                 750                      716
                                                                   ------------
                                                                          1,997
                                                                   ------------
Hawaii 8.9%
Hawaii Airport Systems Revenue
Bonds, (MBIA Insured),
Series 1991 6.600% due 07/01/2004                  500                      513

Hawaii State General Obligation
Bonds, Series 1993
5.500% due 07/01/2001                              500                      503

Hawaii State Housing Finance &
Development Corp. Revenue Bonds,
(FNMA Insured), Series 1998
4.250% due 07/01/2001                              195                      195
                                                                   ------------
                                                                          1,211
                                                                   ------------
Illinois 2.4%
Illinois Educational Facilities
Authority Revenues, Series 1993
5.610% due 07/01/2012                              300                      321
                                                                   ------------
Kansas 3.7%
Burlington, Kansas Pollution Control
Revenue Bonds, (MBIA Insured),
Series 1991 7.000% due 06/01/2031                  500                      512
                                                                   ------------
Maine 4.0%
Eastport, Maine Industrial
Development Revenue Bonds,
(LOC-Wachovia Bank), Series 1989
4.750% due 11/15/2001                              250                      251
5.100% due 11/15/2003                              300                      301
                                                                   ------------
                                                                            552
                                                                   ------------

Massachusetts 3.4%
Massachusetts Housing Finance
Agency Revenue Bonds,
(AMBAC Insured), Series 1993
5.950% due 10/01/2008                              250                      262

Massachusetts State Health &
Educational Facilities
Authority Revenue Bonds, Series 1985
3.700% due 01/01/2035                              200                      200
                                                                   ------------
                                                                            462
                                                                   ------------
Missouri 5.1%
Missouri State Housing Development
Community Mortgage
Revenue Bonds, (GNMA/FNMA Insured),
Series 1996
7.100% due 09/01/2027                              175                      192

St. Louis, Missouri Airport Revenue
Bonds, Series 2000
6.250% due 01/01/2002                              500                      508
                                                                   ------------
                                                                            700
                                                                   ------------
Nevada 3.6%
Carson City, Nevada School District
General Obligation Bond,
(FGIC Insured), Series 1990
6.600% due 04/01/2001                              485                      485
                                                                   ------------
New Jersey 11.2%
New Jersey Economic Development
Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018                              500                      510
6.375% due 04/01/2031                            1,000                    1,013
                                                                   ------------
                                                                          1,523
                                                                   ------------
New York 3.7%
New York State Dormitory Authority
Revenue Bonds, (MBIA Insured),
Series 1999 4.300% due 07/01/2002                  500                      506
                                                                   ------------
Pennsylvania 3.7%
Dauphin County, Pennsylvania General
Authority Bond, (AMBAC Insured),
Series 1997 4.450% due 09/01/2032                  500                      503
                                                                   ------------
Puerto Rico 2.0%
Childrens Trust Fund Tobacco
Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010                              250                      271
                                                                   ------------
Rhode Island 3.8%
Convention Center Authority Rhode Island
Revenue Bonds, (MBIA Insured),
Series 1991 6.700% due 05/15/2020                  500                      512
                                                                   ------------
Texas 3.7%
Dallas-Fort Worth International
Airport Facility Improvement Corp.
Revenue Bonds, Series 2000
5.950% due 05/01/2029                              500                      510
                                                                   ------------
Utah 0.8%
Carbon County, Utah Pollution Central
Revenue Bonds, Series 1994
3.750% due 11/01/2024                              115                      115
                                                                   ------------
Wisconsin 1.1%
Oshkosh Water Revenue Bonds,
Series 1999 4.700% due 01/01/20                    150                      151
                                                                   ------------
Total Municipal Bonds & Notes                                            13,049
(Cost $12,861)                                                     ------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 167

Short Duration Municipal Income Fund
March 31, 2001
                                                  Principal
                                                     Amount               Value
                                                     (000s)              (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.2%
--------------------------------------------------------------------------------
Money Market Fund 0.1%
SSgA Tax Free Money Market
  3.080% due 04/02/2001                          $       17        $         17
                                                                   ------------
U.S. Treasury Bills 0.1%
  4.890% due 05/17/2001                                  10                  10
                                                                   ------------
Total Short-Term Instruments                                                 27
(Cost $27)                                                         ------------

Total Investments (a) 95.8%                                        $     13,076
(Cost $12,888)

Other Assets and Liabilities (Net) 4.2%                                     580
                                                                   ------------

Net Assets 100.0%                                                  $     13,656
                                                                   ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $12,888 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $        203

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (15)
                                                                   ------------
Unrealized appreciation-net                                        $        188
                                                                   ------------

(b) Variable rate security. The rate listed is as of March 31, 2001.

168 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Schedule of Investments
California Intermediate Municipal Bond Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                 (000s)                   (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 100.4%
--------------------------------------------------------------------------------
California 75.1%
A B C California Unified School District
General Obligation, (FGIC Insured), Series 2000
0.000% due 08/01/2029                      $     1,715             $         384

A B C California Unified School
District
General Obligation, (FGIC
Insured), Series 2001
0.000% due 08/01/2026                            1,600                       422
0.000% due 08/01/2027                            1,145                       286
0.000% due 08/01/2028                            1,310                       310
0.000% due 08/01/2030                            1,850                       390
0.000% due 08/01/2031                            1,285                       257
0.000% due 08/01/2032                            1,965                       373
0.000% due 08/01/2033                            1,670                       300
0.000% due 08/01/2034                            1,755                       299

Alameda, California Harbor Bay Business
Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012                            3,500                     3,506

Anaheim, California Public Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027                              150                       157

Antioch, California Public Financing Authority
Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008                              495                       509

California Educational Facilities Authority
Revenue Bonds, Series 1997-A 5.700% due            135                       146
10/01/2015

California Health Facilities Financing Authority Revenue
Bonds, (CA MTG Insured), Series 2000
5.000% due 09/01/2010                              350                       366

California Health Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 1998-A
5.375% due 08/15/2030                            1,100                     1,117

California Health Facilities Financing Authority
Revenue Bonds, Series 1998-B
5.250% due 10/01/2014                            3,000                     3,025

California Housing Financial Agency Revenue
Bonds, (AMBAC FHA Insured),Series 1996
5.950% due 02/01/2011                              100                       108

California Pollution Central Financing Authority
Revenue Bonds, (MBIA Insured), Series 1996
5.350% due 12/01/2016                            1,000                     1,013

California Pollution Control Financing Authority
Revenue Bonds, Series 1999-A
4.500% due 08/01/2003                              150                       152

California State Department of Water Resources
Central Valley Project Revenue Bonds, Series 1993
5.700% due 12/01/2016                            1,750                     1,829

California State Department Veteran Affairs
Home Revenue Bonds, Series 2000-B
4.900% due 12/01/2005                              500                       507

California State General Obligation Bonds, (FGIC Insured),
Series 1997 5.000% due 10/01/2004                  325                       343

California State General Obligation Bonds, (MBIA Insured),
Series 1991 6.600% due 02/01/2011                1,000                     1,187

California State General Obligation Bonds, (MBIA Insured),
Series 1992 7.500% due 10/01/2007                  400                       482

California State General Obligation Bonds,
Series 1991 6.500% due 09/01/2010                1,730                     2,037

California State General Obligation Bonds, Series 1997-BL
5.300% due 12/01/2012                              400                       421

California State General Obligation Bonds, Series 2000
5.250% due 03/01/2005                              100                       106
5.250% due 03/01/2013                              300                       318
5.700% due 12/01/2032                            1,775                     1,811
6.310% due 01/01/2027 (d)                        1,500                     1,435

California State General Obligation Bonds, Series 2001
5.500% due 03/01/2012                            2,000                     2,183
5.125% due 03/01/2031                              500                       497

California State Public Works Board Lease Revenue Bonds,
Series 1994-A 6.375% due 11/01/2014                500                       560

California Statewide Communities Development Authority
Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025                            2,000                     2,010

California Statewide Communities Development Authority
Certificates of Participation, (AMBAC Insured), Series 1995
3.600% due 07/01/2015 (d)                        1,100                     1,100

California Statewide Communities Development Authority
Certificates of Participation, Series 1994
6.500% due 07/01/2015                            1,000                     1,115

California Statewide Communities Development Authority
Revenue Bonds, Series 2001
5.125% due 10/01/2030                            1,950                     1,925

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds, Series 1997
7.100% due 09/01/2021                            2,000                     2,357

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds, Series 1999
5.700% due 09/01/2020                            1,500                     1,483

Chico, California Public Financing Authority Revenue
Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011                              485                       512

Chula Vista, California Special Tax
Bonds, Series 2000-1
6.350% due 09/01/2017                              230                       239
6.400% due 09/01/2018                              120                       124

Corona, California Community Facilities District
Special Tax Bonds, Series 1998
5.875% due 09/01/2023                            1,000                       996

East Bay, California Municipal District Wastewater
Treatment System Revenue, Series 1993
5.550% due 06/01/2020 (d)                        6,000                     6,328

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 6.420% due 06/01/2013                3,450                     3,749

East Bay, California Regional Park District General
Obligation Bonds, Series 1998
5.000% due 09/01/2017                            2,000                     2,025

Evergreen, California School District General
Obligation Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005                             465                       586
10.000% due 09/01/2006                             380                       497

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 169

California Intermediate Municipal Bond Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
Foothill Eastern Corridor Agency California Toll Road
Revenue Bonds, Series 1995
0.000% due 01/01/2026                  $         1,000             $         272

Foothill Eastern Transportation Corridor Agency Toll
Road Revenue Bonds, (MBIA Insured), Series 1999
5.875% due 01/15/2027                            2,500                     1,630

Fresno, California Special Tax, Series 1998
4.750% due 09/01/2005                              980                       983

Livermore Valley, California Joint Unified School District
General Obligation Bonds, (MBIA Insured), Series 2000
6.500% due 08/01/2003                            1,000                     1,073

Livermore-Amador Water Management Agency California
Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 08/01/2031                            3,500                     3,441

Long Beach, California Harbor Revenue Bonds,
(MBIA Insured), Series 1995 6.500% due             220                       243
05/15/2005

Long Beach, California Harbor Revenue Bonds,
Series 1993 4.700% due 05/15/2004                  150                       155

Los Angeles County, California Transportation Commission
Certificates of Participation, Series 1992-B
6.250% due 07/01/2004                              500                       527

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Revenue Bonds, Series 1984
7.550% due 11/01/2008                              390                       435

Los Angeles, California State Building Authority Lease
Revenue Bonds, Series 1999-A
4.600% due 10/01/2007                              150                       157

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010                               30                        32

Metropolitan Water District Southern California General
Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007                              150                       177

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.050% due 10/30/2020 (d)                          600                       623

Orange County, California Community Facilities
District Special Tax, Series 2000
5.600% due 08/15/2011                              455                       460
5.700% due 08/15/2012                              485                       490
5.800% due 08/15/2013                              600                       604
6.200% due 08/15/2018                            1,025                     1,033

Orange County, California Local Transportation Authority Sales
Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011                            3,250                     3,816

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010              1,000                     1,148

Oxnard, California Improvement Bond Act 1915 Special
Assessment, Series 1997
5.500% due 09/02/2004                            1,205                     1,232

Pacific Housing & Finance Agency, California Revenue
Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004                              250                       259

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                            1,000                       999

Port of Oakland, California Revenue Bonds, (FGIC Insured),
Series 2000 5.500% due 11/01/2009                  500                       546

Rancho, California Water District Financing Authority
Revenue Bonds, (FGIC Insured), Series 1995
5.875% due 11/01/2010                              900                       989

Redding, California Electric System Revenue
Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019                              500                       516

Riverside County, California Asset Leasing Corp.
Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010                              250                       273

Sacramento County, California Sanitation District Financing
Authority Revenue Bonds, Series 2000-A
4.900% due 12/01/2007                            1,000                     1,068
5.100% due 12/01/2009                            1,000                     1,082
5.100% due 12/01/2010                            1,000                     1,083

Sacramento, California Municipal Utility District Electric
Revenue, Series 1993 5.300% due                  2,500                     2,649
11/15/2005

Sacramento, California Municipal Utility District Revenue Bonds,
Series 1983-M 9.000% due 04/01/2013                960                     1,287

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FGIC Insured),
Series 1996-12-A 5.625% due 05/01/2005             400                       428

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FSA Insured),
Series 1998-16A 5.500% due 05/01/2015              300                       315

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (MBIA Insured),
Series 1996-14A 8.000% due 05/01/2005              500                       578

San Francisco, California City & County Airport Common
International Airport Revenue Bonds, Series 1998
4.500% due 05/01/2026                            1,750                     1,584

San Jose, California Multifamily Housing Revenue Bonds,
(LOC-Bay View Bank N.A. & LOC-Federal Home Loan Bank Insured),
Series 1999 4.950% due 06/01/2039                1,000                     1,046

San Jose, California Redevelopment Agency Tax
Allocation, (MBIA Insured), Series 1993
6.000% due 08/01/2010                              600                       690

San Pablo, California Redevelopment Agency Revenue
Bonds, Series 1979 8.000% due                      135                       160
10/01/2011

Santa Margarita/Dana Point Authority, California Revenue
Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006                              150                       176

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                              150                       154

Stockton, California Certificates of Participation,
Series 1999 4.750% due 08/01/2006                  120                       125

West Sacramento California Import Bridge Act 1915,
Series 1998 4.800% due 09/02/2002                1,160                     1,166

Western Riverside County, California Regional Wastewater
Authority Revenue Bonds, (LOC-Dexia Credit Local France),
Series 1996 3.600% due 04/01/2028                1,400                     1,400
                                                                   -------------
                                                                          88,986
                                                                   -------------
170 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
Illinois 1.3%
Illinois Educational Facilities Authority Revenues,
Series 1993 1.000% due 07/01/2012       $        1,400              $      1,499
                                                                    ------------
New Hampshire 2.3%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014                            2,690                     2,748
                                                                    ------------
Puerto Rico 17.7%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 5.750% due 07/01/2020                5,000                     5,182

Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                            3,000                     3,497

Puerto Rico Commonwealth General Obligation Bonds,
(MBIA Insured), Series 1995 5.200% due             410                       441
07/01/2006

Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Bonds, Series 1993-X
5.200% due 07/01/2003                              500                       518
5.350% due 07/01/2005                            5,000                     5,233

Puerto Rico Commonwealth Infrastructure Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010                              150                       163

Puerto Rico Electric Power Authority Power Revenue Bonds,
Series 1995-X 6.125% due 07/01/2021                500                       559

Puerto Rico Industrial Tourist Educational, Medical &
Environmental Control Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2005                              250                       260

Puerto Rico Industrial Tourist Environmental Central
Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004                              150                       155

Puerto Rico Municipal Finance Agency General Obligation
Bonds, (FSA Insured), Series 1999-A
5.000% due 08/01/2004                            1,000                     1,050

Puerto Rico Public Finance Corp. Revenue Bonds,
(AMBAC Insured), Series 1998-A 5.000%              500                       535
due 06/01/2007

University of Puerto Rico Revenues Bonds,
(MBIA Insured), Series 1995 6.250% due           3,000                     3,368
06/01/2006                                                         -------------
                                                                          20,961
                                                                   -------------
Virgin Islands 4.0%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008                            3,000                     3,197
5.500% due 10/01/2007                            1,500                     1,599
                                                                           4,796
Total Municipal Bonds & Notes                                            118,990
(Cost $113,888)
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
     3.625% due 07/15/2002 (b)(c)                  219                       223
                                                                   -------------
Total U.S. Treasury Obligations                                              223
(Cost $219)                                                        -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.2%
--------------------------------------------------------------------------------
Money Market Fund 0.2%
Reich & Tang California Money Market
   2.630% due 04/02/2001                           267                       267
                                                                   -------------
Total Short-Term Instruments                                                 267
(Cost $267)                                                        -------------


Total Investments (a) 100.8%                                       $     119,480
(Cost $114,374)

Other Assets and Liabilities                                             (1,016)
(Net) (0.8%)                                                       -------------

Net Assets 100.0%                                                  $     118,464
                                                                   -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $114,374 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $      5,137

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (31)
                                                                   -------------
Unrealized appreciation-net                                         $      5,106
                                                                   -------------

(b) Securities with an aggregate market value of $223 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                  # of                Unrealized
Type                                         Contracts              Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond                          50             $          92
(06/2001)                                                          -------------

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of March 31, 2001.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 171

Schedule of Investments
California Municipal Bond Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 95.6%
--------------------------------------------------------------------------------
California 65.3%
California Health Facilities Financing Authority
Revenue Bonds, Series 1998
3.800% due 09/01/2028                        $     100             $         100

California Pollution Control Financing Authority
Revenue Bonds, Series 1991
3.600% due 10/01/2011 (d)                          300                       300

California State Department Water Center
Revenue Bonds, Series 1993
8.375% due 12/01/2003                              150                       169

California State General
Obligation, Series 2001
5.125% due 03/01/2031                              625                       621

California Statewide Communities Development Authority
Revenue Bonds, Series 2001
5.125% due 10/01/2030                              400                       395

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds, Series 1999
5.700% due 09/01/2020                              400                       395

Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018                              125                       130

Corona, California Community Facilities District Special
Tax Bonds, Series 1998 5.875%                      150                       149
due 09/01/2023

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 6.420% due 06/01/2013 (d)              400                       435


Foothill Eastern Transportation Corridor Agency Toll Road
Revenue Bonds, (MBIA Insured), Series 1999
0.000% due 01/15/2027                              500                       326

Irvine Ranch California Water District Certificate Participation,
(LOC-Toronto Dominio Bank Insured), Series 1986
3.600% due 08/01/2016 (d)                          300                       300

Livermore-Amador Water Management Agency California
Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 08/01/2031                              200                       197

Los Angeles County, California Transportation Commission
Certificates of Participation, Series 1992-B
6.250% due 07/01/2004                              500                       527

Los Angeles County, Caliifornia Metropolitan Transportation
Authority Sales Tax Revenue Bonds, Series 1999
4.750% due 07/01/2026                              500                       472

Los Angeles, California Department of Water & Power
Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034                              350                       387

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.370% due 10/30/2020 (d)                          200                       207

Orange County, California Local Transportation Authority Sales
Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011                              750                       881

Orange County, California Revenue Bonds,
(MBIA Insured), Series 1995-A
6.000% due 06/01/2010                              400                       459

Orange County, California Santa Ana District Certificate Participation, (SPA-DEXIA Public Finance Insured), Series 2000
3.600% due 08/01/2030 (d)                          400                       400

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                              400                       400

San Francisco, California City & County Airport Common
International Airport Revenue Bonds, Series 1998
4.500% due 05/01/2026                              500                       453

San Jose, California Redevelopment Agency Tax Allocation,
(MBIA Insured), Series 1993 6.000% due             300                       345
08/01/2010

Southern California Public Power Authority Revenue Bonds,
(FSA-CR Insured), Series 1993 5.000% due           110                       112
07/01/2015

Tustin, California Import Bridge Act 1915 Special Assessment,
(LOC- KBC Bank Insured), Series 1996
3.600% due 09/02/2013 (d)                          100                       100
                                                                   -------------
                                                                           8,260
                                                                   -------------
New Jersey 4.4%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998 6.375% due 04/01/2031           555                       562
                                                                   -------------
Puerto Rico 22.5%
Childrens Trust Fund Tobacco Settlement
Revenue Bonds, Series 2000
5.750% due 07/01/2020                              500                       518

Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                            2,000                     2,332
                                                                   -------------
                                                                           2,850
                                                                   -------------
Virgin Islands 3.4%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C 5.500% due 10/01/2008                405                       432
                                                                   -------------
Total Municipal Bonds & Notes                                             12,104
(Cost $11,670)                                                     -------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.9%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (b)(c)                    109                       111
                                                                   -------------
Total U.S. Treasury Obligations                                              111
(Cost $109)                                                        -------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.8%
--------------------------------------------------------------------------------
Money Market Fund 0.8%
Reich & Tang California Money Market
   2.630% due 04/02/2001                           105                       105
                                                                   -------------
Total Short-Term Instruments                                                 105
(Cost $105)                                                        -------------

Total Investments (a) 97.3%                                        $      12,320
(Cost $11,884)

Other Assets and Liabilities (Net) 2.7%                                      337
                                                                   -------------
Net Assets 100.0%                                                  $      12,657
                                                                   -------------
172 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $11,883 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $       439

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                             (2)
                                                                     -----------
Unrealized appreciation-net                                          $       437
                                                                     -----------

(b) Securities with an aggregate market value of $109 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                  # of                Unrealized
Type                                          Contract            (Depreciation)
--------------------------------------------------------------------------------
Municipal Bond CBT (06/2001)                         9               $       (8)
                                                                     -----------
(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of March 31, 2001.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 173

Schedule of Investments
New York Municipal Bond Fund
March 31, 2001

                                             Principal
                                                Amount                     Value
                                                (000s)                    (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 90.0%
--------------------------------------------------------------------------------
New Jersey 21.2%
New Jersey Economic Development Authority
Revenue Bonds, Series 1998
6.375% due 04/01/2031             $                850              $        861
                                                                    ------------
New York 66.2%
Amherst, New York General Obligation, (FGIC Insured),
Series 1999-A 5.500% due 12/01/2008                150                       164


Edmeston, New York Central School District General
Obligation, (MBIA Insured), Series 1999
5.100% due 06/15/2007                              150                       160

Long Island Power Authority Revenue Bonds, Series 1998
3.750% due 05/01/2033                              200                       200

Nassau County, New York Individual Development Agency Civic
Facilities Revenue Bonds, (LOC-Morgan Guaranty Trust), Series 1998
3.850% due 03/01/2028 (b)                          100                       100

Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999 5.250%                  150                       152
due 07/15/2011

New York City, New York Individual Development Agency
Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032                              400                       364

New York City, New York Individual Development Individual
Development Revenue Bonds, Series 1997
5.650% due 10/01/2028                              150                       137

New York General Obligation, Series 1997-D
5.250% due 08/01/2021                              100                       101

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998
5.000% due 07/01/2002                              150                       153
4.750% due 08/01/2027                              150                       138

New York State Dormitory Authority Revenue Bonds,
(FSA Insured), Series 1998 4.750%                  150                       157
due 07/01/2008

New York State Dormitory Authority Revenue Bonds,
Series 2000 6.000% due 07/01/2010                  150                       162

New York State Local Government Assistance Corp.
Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013                              150                       156

New York State Power Authority Revenue & General
Purpose, Series 1972-E 5.500% due                  125                       133
01/01/2010

New York State Urban Development Corp.
Revenue Bonds, Series 1999 5.000%                  150                       156
due 01/01/2005

Rockland County, New York Solid Waste Management
Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005                              145                       150

Suffolk County, New York Individual Development Agency Research
Facility Revenue Bonds, (LOC-Morgan Guaranty Trust), Series 1993
3.950% due 07/01/2023 (b)                          100                       100
                                                                    ------------
                                                                           2,683
                                                                    ------------
Puerto Rico 2.6%
Childrens Trust Fund Tobacco Settlement Revenue
Bonds, Series 2000 6.000% due 07/01/2026           100                       104
                                                                    ------------
Total Municipal Bonds & Notes                                              3,648
(Cost $3,534)                                                       ------------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 8.1%
--------------------------------------------------------------------------------
Money Market Fund 7.7%
Reich & Tang New York Money Market
   2.900% due 04/02/2001                           201                       201
SSgA Tax Free Money Market
   3.080% due 04/02/2001                           109                       109
                                                                    ------------
                                                                             310
                                                                    ------------
U.S. Treasury Bills 0.4%
   4.890% due 05/17/2001                            15                        15
                                                                    ------------
Total Short-Term Instruments                                                 325
(Cost $325)                                                         ------------

Total Investments (a) 98.1%                                         $      3,973
(Cost $3,859)

Other Assets and Liabilities (Net) 1.9%                                       79
                                                                    ------------
Net Assets 100.0%                                                   $      4,052
                                                                    ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $3,859 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $        114

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                               0
                                                                    ------------
Unrealized appreciation-net                                         $        114
                                                                    ------------
(b) Variable rate security. The rate listed is as of March 31, 2001.

174 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Notes to Financial Statements
March 31, 2001

1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 39 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Long Duration Fund had not commenced operations as of March 31, 2001. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the "Institutional Classes") of the Trust. Certain detailed financial information for the A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Strategic Balanced, Convertible and StocksPLUS Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Strategic Balanced, Convertible, European Convertible and StocksPLUS Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.
    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
    Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Strategic Balanced, Convertible, European Convertible and StocksPLUS Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Strategic Balanced, Convertible and StocksPLUS Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

                                         3.31.01 | PIMCO Funds Annual Report 175

March 31, 2001



Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

176 PIMCO Funds Annual Report | 3.31.01

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions
Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.20% for the Short Duration Municipal Income Fund, 0.40% for the Convertible and StocksPLUS Funds, 0.45% for the Emerging Markets Bond Fund, 0.50% for the European Convertible Fund and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Total Return and Low Duration Funds, 0.19% for the Short Duration Municipal Income Fund, 0.20% for the Moderate Duration, Short-Term and Money Market Funds, 0.24% for the California Intermediate Municipal Bond, California Municipal Bond and New York Intermediate Municipal Bond Funds, 0.30% for the Global Bond and Global Bond II Funds, 0.40% for the Emerging Markets Bond Fund and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.35% for the Short-Term, Money Market, Municipal Bond, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds, 0.45% for the Foreign Bond and Global Bond II Funds, 0.55% for the Emerging Markets Bond Fund and 0.40% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Short-Term, Total Return, and Low Duration Funds, 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond, Municipal Bond, and Short Duration Municipal Income Funds, 0.45% for the Foreign Bond Fund, 0.55% for the Emerging Markets Bond Fund and 0.40% for all other Funds.

Strategic Balanced Fund Fees. Effective September 29, 2000, the Strategic Balanced Fund changed investment objectives to a "fund of funds" and as such does not pay any fees to PIMCO under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.

    The Fund pays administrative fees to PIMCO at an annual rate of 0.05% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.
    Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                               Distribution Fee (%)            Servicing Fee (%)
--------------------------------------------------------------------------------
Class A
Money Market Fund                                   --                      0.10
All other Funds                                     --                      0.25

Class B
All Funds                                         0.75                      0.25

Class C
Total Return, Long-Term U.S. Gov't.,
High Yield, Total Return Mortgage,
Foreign Bond, Global Bond II,
Emerging Markets Bond,
Strategic Balanced and
Convertible Bond Funds                            0.75                      0.25
Low Duration, Real Return Bond,
StocksPLUS and Municipal Bond
Funds                                             0.50                      0.25
Short-Term Fund                                   0.30                      0.25
Money Market Fund                                   --                      0.10

Class D
All Funds                                           --                      0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2001, PFD received $14,039,941 representing commissions (sales charges) and contingent deferred sales charges.

                                         3.31.01 | PIMCO Funds Annual Report 177

March 31, 2001



Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expense and
(viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Investment Grade Corporate Bond, Convertible, European Convertible, Short Duration Municipal Income, California Intermediate Municipal Bond, California Municipal Bond and New York Intermediate Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rate share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                              Inst'l Class  Admn. Class     Class A   Class B  Class C   Class D
--------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Bond Fund                 0.50%        0.75%         --        --       --        --

Convertible Fund                                     0.65%        0.90%       1.05%     1.80%    1.80%     1.05%

European Convertible Bond Fund                       0.75%        1.00%       1.15%       --       --      1.05%

Short Duration Municipal Income Fund                 0.39%        0.64%         --        --       --      0.80%

California Intermediate Municipal Bond Fund          0.49%        0.75%       0.85%       --       --      0.85%

California Municipal Bond Fund                       0.49%        0.74%       0.85%       --       --      0.85%

New York Municipal Bond Fund                         0.49%        0.74%       0.89%       --       --      0.87%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $45,000**, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

** Effective January 1, 2001, the annual retainer for the unaffiliated Trustee is equal to $60,000.

178 PIMCO Funds Annual Report | 3.31.01

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2001, were as follows (amounts in thousands):

                                                        U.S. Government/Agency                        All Other
                                          -----------------------------------------------------------------------------------
                                                      Purchases              Sales        Purchases                Sales
-----------------------------------------------------------------------------------------------------------------------------
Total Return Fund                         $         222,602,527   $    197,986,156   $   24,585,355       $   29,666,864
Total Return Fund II                                 12,319,793         11,647,524          425,261              421,573
Total Return Fund III                                 6,235,037          6,077,758          342,867              292,393
Moderate Duration Fund                                2,227,429          2,036,150          345,733              202,321
Low Duration Fund                                    20,847,584         18,096,892        2,684,950            1,693,694
Low Duration Fund II                                  3,276,044          2,817,135          303,386              157,021
Low Duration Fund III                                   231,594            200,286           24,005               20,923
Short-Term Fund                                       1,098,486            721,233          534,843              255,803
Long-Term U.S. Government Fund                        6,836,016          6,798,278           91,885               24,440
Investment Grade Corporate Bond Fund                      8,689              8,482           11,960                7,117
High Yield Fund                                               0                  0        1,404,633            1,942,746
Total Return Mortgage Fund                              191,474            166,061            8,458                1,769
GNMA Fund                                               132,021            125,324            3,379                  531
Real Return Bond Fund                                 2,672,335          2,007,218          592,915               86,773
Foreign Bond Fund                                     2,889,041          2,885,954        1,374,920            1,157,516
Global Bond Fund                                      1,455,292          1,434,116          700,101              556,587
Global Bond Fund II                                     351,826            368,896          208,602              174,075
Emerging Markets Bond Fund                                    0                  0          430,286              410,116
Strategic Balanced Fund                                 457,515            496,733          130,468              151,976
Convertible Fund                                              0                  0          306,691              337,797
European Convertible Fund                                     0                  0            8,881                6,292
StocksPLUS Fund                                       3,196,677          2,697,059          707,315              830,795
Municipal Bond Fund                                         108                  0          218,600              193,470
Short Duration Municipal Bond Fund                            0                  0           30,583               28,172
California Intermediate Municipal Bond
Fund                                                        108                  0           49,465               38,049
California Municipal Bond Fund                              218                  0          327,131              238,379
New York Municipal Bond Fund                                  0                  0           32,246               31,733

5. Transactions in Written Call and Put Options
Transactions in written call and put options were as follows (amounts in thousands):

                    -------------------------------------------------------------------------------------------------
                       Total Return     Total Return II    Total Return III      Moderate Duration     Low  Duration
                               Fund                Fund                Fund                   Fund              Fund
                    -------------------------------------------------------------------------------------------------
                                                                 Premium
                    -------------------------------------------------------------------------------------------------
Balance at
03/31/2000           $       31,722      $        1,090       $         558         $          250    $        3,873
Sales                       106,979               2,853               6,348                    272             3,939
Closing Buys                (48,176)             (1,556)             (4,219)                   (85)             (361)
Expirations                 (52,921)             (1,625)             (1,698)                  (437)           (3,597)
Exercised                    (1,849)                  0                (199)                     0            (2,032)
                    -------------------------------------------------------------------------------------------------
Balance at
03/31/2001           $       35,755      $          762       $         790         $            0    $        1,822
                    -------------------------------------------------------------------------------------------------
                    -------------------------------------------------------------------------------------------------
                    Low Duration II    Low Duration III           Long-Term           Foreign Bond       Global Bond
                               Fund                Fund     U.S. Gov't Fund                   Fund              Fund
                    -------------------------------------------------------------------------------------------------
                                                                Premium
                    -------------------------------------------------------------------------------------------------
Balance at
03/31/2000           $          289      $           23       $         579         $          473    $          213
Sales                           122                  46               4,925                  1,986               768
Closing Buys                    (88)                (25)             (4,137)                  (424)             (117)
Expirations                    (323)                (16)               (736)                (1,329)             (531)
Exercised                         0                  (7)                  0                    (10)               (5)
                    -------------------------------------------------------------------------------------------------
Balance at
03/31/2001           $            0      $           21       $         631         $          696    $          328
                    -------------------------------------------------------------------------------------------------
                    --------------------------------------------------------
                        Global Bond           Strategic          StocksPLUS
                            Fund II       Balanced Fund                Fund
                    --------------------------------------------------------
                                             Premium
                    --------------------------------------------------------
Balance at
03/31/2000           $           40      $          692       $       1,231
Sales                           258                 643               9,853
Closing Buys                    (66)               (275)              3,255
Expirations                    (175)             (1,060)            (13,583)
Exercised                        (1)                  0                   0
                    --------------------------------------------------------
Balance at
03/31/2001           $           56      $            0       $         756
                    --------------------------------------------------------

                                         3.31.01 | PIMCO Funds Annual Report 179

March 31, 2001


6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                               Total Return Fund                            Total Return Fund II
                              -------------------------------------------------  -------------------------------------------
                                      Year Ended              Year Ended              Year Ended            Year Ended
                                      03/31/2001              03/31/2000              03/31/2001            03/31/2000
                                 Shares        Amount     Shares        Amount    Shares       Amount    Shares      Amount
Receipts for shares sold
   Institutional Class        1,049,394   $10,686,192    911,222    $9,137,242    57,731    $ 570,675    66,740    $653,040
   Administrative Class         272,618     2,801,443    218,285     2,193,159     6,262       62,044     3,294      31,950
   Other Classes                278,473     2,858,874    215,631     2,171,970         0            0         0           0

Shares issued in
reorganization
   Institutional Class                0             0          0             0         0            0         0           0
   Administrative Class               0             0          0             0         0            0         0           0
   Other Classes                      0             0          0             0         0            0         0           0

Issued as reinvestment of
distributions
   Institutional Class          150,080     1,529,088    116,974     1,172,270     7,254       71,901     5,709      55,668
   Administrative Class          19,472       198,869     11,320       113,239       381        3,782       286       2,786
   Other Classes                 12,054       123,077     12,790       128,441         0            0         0           0

Cost of shares redeemed
   Institutional Class         (681,617)   (6,936,468)  (623,571)   (6,242,527)  (39,185)    (389,100)  (39,438)   (384,235)
   Administrative Class        (107,873)   (1,104,430)   (95,333)     (953,360)   (5,002)     (49,423)   (3,124)    (30,450)
   Other Classes               (118,243)   (1,205,155)  (122,336)   (1,223,161)        0            0         0           0

Net Increase (decrease)
resulting from Fund share
 transactions                   874,358    $8,951,490    644,982    $6,497,273    27,441    $ 269,879    33,467    $328,759
----------------------------  -------------------------------------------------  -------------------------------------------
                                         Total Return Fund III
                              -------------------------------------------
                                   Year Ended            Year Ended
                                   03/31/2001            03/31/2000
                               Shares     Amount     Shares       Amount
Receipts for shares sold
   Institutional Class         25,145   $ 221,365    27,684    $ 246,232
   Administrative Class            19         163       942        8,282
   Other Classes                    0           0         0            0

Shares issued in
reorganization
   Institutional Class              0           0         0            0
   Administrative Class             0           0         0            0
   Other Classes                    0           0         0            0

Issued as reinvestment of
distributions
   Institutional Class          5,186      46,166     3,669       32,584
   Administrative Class            71         637        22          195
   Other Classes                    0           0         0            0

Cost of shares redeemed
   Institutional Class         (8,505)    (75,805)  (11,285)     (99,748)
   Administrative Class           (29)       (259)       (5)         (40)
   Other Classes                    0           0         0            0

Net Increase (decrease)
resulting from Fund share
transactions                   21,887   $ 192,267    21,027    $ 187,505
---------------------------- --------------------------------------------

                                             Short-Term Fund                                Money Market Fund
                               -------------------------------------------   ----------------------------------------------
                                     Year Ended           Year Ended                Year Ended             Year Ended
                                     03/31/2001           03/31/2000                03/31/2001             03/31/2000
                                 Shares       Amount   Shares      Amount       Shares      Amount      Shares      Amount
Receipts for shares sold
   Institutional Class           55,902     $557,919   120,611  $1,202,372     145,605   $ 145,605     382,805    $382,805
   Administrative Class             760        7,559     1,778      17,721      16,511      16,510      45,030      45,030
   Other Classes                 11,858      118,255    13,899     138,529   2,312,652   2,312,653   6,791,637   6,791,637

Shares issued in reorganization
   Institutional Class                0            0         0           0           0           0           0           0
   Administrative Class               0            0         0           0           0           0           0           0
   Other Classes                      0            0         0           0           0           0           0           0

Issued as reinvestment of
distributions
   Institutional Class            2,860       28,548     2,198      21,902      12,820      12,820      14,007      14,008
   Administrative Class              27          271        24         234         485         485         426         426
   Other Classes                    457        4,561       499       4,967       7,633       7,633       6,923       6,923

Cost of shares redeemed
   Institutional Class          (65,673)    (655,344) (113,004) (1,126,670)   (327,450)   (327,450)   (414,090)   (414,090)
   Administrative Class          (1,849)     (18,406)     (656)     (6,533)    (19,622)    (19,622)    (44,939)    (44,939)
   Other Classes                (10,683)    (106,536)  (14,093)   (140,433) (2,341,229) (2,341,229) (6,778,173) (6,778,173)

Net Increase (decrease)
resulting from
   Fund share transactions       (6,341)    $(63,173)   11,256    $112,089    (192,595)  $(192,595)      3,626    $  3,627
----------------------------   -------------------------------------------   ----------------------------------------------

                                      Long-Term U.S. Government Fund
                             ----------------------------------------------
                                     Year Ended           Year Ended
                                     03/31/2001           03/31/2000
                             ----------------------------------------------
                                Shares       Amount   Shares       Amount
                             ----------------------------------------------
Receipts for shares sold
   Institutional Class          18,130    $ 185,685   17,536    $ 170,823
   Administrative Class          5,916       61,908    4,792       47,739
   Other Classes                11,785      122,155    6,812       66,187

Shares issued in reorganization
   Institutional Class               0            0        0            0
   Administrative Class              0            0        0            0
   Other Classes                     0            0        0            0

Issued as reinvestment of
distributions
   Institutional Class           1,175       11,990    1,110       10,760
   Administrative Class            268        2,736      246        2,386
   Other Classes                   372        3,801      396        3,859

Cost of shares redeemed
   Institutional Class         (19,535)    (204,230) (13,014)    (124,451)
   Administrative Class         (2,979)     (30,338)  (2,075)     (20,024)
   Other Classes                (6,251)     (63,811)  (6,842)     (66,603)

Net Increase (decrease)
resulting from
   Fund share transactions       8,881     $ 89,896    8,961    $  90,676
---------------------------- ----------------------------------------------

180 PIMCO Funds Annual Report | 3.31.01


                  Moderate Duration Fund                     Low Duration Fund                     Low Duration Fund II
       ---------------------------------------  ------------------------------------------  -------------------------------------
              Year Ended         Year Ended          Year Ended            Year Ended          Year Ended        Year Ended
              03/31/2001         03/31/2000          03/31/2001            03/31/2000          03/31/2001        03/31/2000
          Shares    Amount   Shares    Amount    Shares      Amount    Shares       Amount   Shares     Amount  Shares    Amount
          27,897 $ 271,662   20,710  $200,422   247,498  $2,441,784   287,904  $ 2,852,869   40,536  $ 394,918  13,865  $136,132

               0         0        0         0     9,991      98,789     8,814       87,882        8         82      26       251
               0         0        0         0    32,296     318,860    53,936      534,201        0          0       0         0


               0         0        0         0         0           0         0            0        0          0       0         0
               0         0        0         0         0           0         0            0        0          0       0         0
               0         0        0         0         0           0         0            0        0          0       0         0


           3,123    30,441    2,170    20,913    22,292     220,160    20,182      199,668    3,649     35,794   2,647    25,816
               0         0        0         0       902       8,907       747        7,388        0          1       1        12
               0         0        0         0     1,911      18,884     1,912       18,941        0          0       0         0


         (13,959) (135,840) (14,158) (137,218) (226,741) (2,235,908) (290,438)  (2,872,755) (28,675)  (280,932) (9,884)  (96,194)

               0         0        0         0    (7,883)    (78,115)  (10,124)    (100,890)      (7)       (73) (2,291)  (22,782)
               0         0        0         0   (28,214)   (278,280)  (49,060)    (485,171)       0          0       0         0


          17,061 $ 166,263    8,722  $ 84,117    52,052    $515,081    23,873    $ 242,133   15,511  $ 149,790   4,364  $ 43,235

       ---------------------------------------  ------------------------------------------  -------------------------------------

          Low Duration Fund III
----------------------------------------
     Year Ended          Year Ended
     03/31/2001          03/31/2000
 Shares      Amount  Shares      Amount
  2,567   $  25,072   1,305   $  12,807

      0           0       4          46
      0           0       0           0


      0           0       0           0
      0           0       0           0
      0           0       0           0


    269       2,621     174       1,702
      0           1       0           -
      0           0       -           -


 (1,841)    (18,040)   (791)     (7,810)

      0           0      (4)        (43)
      0           0       0           0


    995   $   9,654     688   $   6,703
----------------------------------------



       Investment Grade
          Corporate
          Fund Bond                      High Yield Fund                      Total Return Mortgage Fund
-------------------------  --------------------------------------------  --------------------------------------
  Period from 04/28/2000        Year Ended              Year Ended           Year Ended         Year Ended
           to 03/31/2001        03/31/2001              03/31/2000           03/31/2001         03/31/2000
     Shares       Amount    Shares      Amount     Shares        Amount   Shares      Amount  Shares    Amount
        500      $ 5,000    79,092    $792,834    112,421    $1,221,190    1,923    $ 19,192       5   $    51
          0            0    22,374     224,073     23,707       255,416        0           0       0         0
          0            0    52,126     522,135     55,214       597,715      516       5,324      18       176

          0            0         0           0          0             0        0           0       0         0
          0            0         0           0          0             0        0           0       0         0
          0            0         0           0          0             0        0           0       0         0


         38          397    11,673     116,900     16,391       176,340      124       1,270      24       235
          0            0     3,726      37,198      2,363        25,317        0           0       0         0
          0            0     3,496      34,732      3,722        40,061       10         104       1         5


          0            0  (162,673) (1,605,873)  (129,621)   (1,380,777)    (496)     (5,092)    (34)     (342)
          0            0   (13,874)   (138,474)   (12,693)     (135,307)       0           0       0         0
          0            0   (38,440)   (385,505)   (48,358)     (518,612)     (88)       (904)    (21)     (212)


        538      $ 5,397   (42,500)  $(401,980)    23,146      $281,343    1,989    $ 19,894      (7)  $   (87)
-------------------------  --------------------------------------------  --------------------------------------

          GNMA Fund
 ---------------------------------
   Year Ended        Year Ended
   03/31/2001        03/31/2000
 Shares    Amount  Shares   Amount
    908   $ 9,067       3   $   27
      0         0       0        0
      1        10       0        0

      0         0       0        0
      0         0       0        0
      0         0       0        0


     53       530      26      261
      0         0       0        0
      0         0       0        0


   (441)   (4,496)     (5)     (48)
      0         0       0        0
      0         0       0        0

    521   $ 5,111      24   $  240
 ---------------------------------

                                         3.31.01 | PIMCO Funds Annual Report 181

March 31, 2001


Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                         Real Return Bond Fund                       Foreign Bond Fund
                                              -----------------------------------------------------------------------------------
                                                    Year Ended          Year Ended            Year Ended          Year Ended
                                                    03/31/2001          03/31/2000            03/31/2001          03/31/2000
                                                 Shares     Amount   Shares     Amount    Shares     Amount    Shares     Amount
Receipts for shares sold
   Institutional Class                           41,127  $ 412,572   20,255   $197,599    17,028  $ 172,052  $ 17,555  $ 178,740
   Administrative Class                           6,218     62,788        0          0     1,466     14,864       463      4,784
   Other Classes                                 23,900    242,511    5,672     55,389     8,035     81,245     7,466     76,013

Shares issued in reorganization
   Institutional Class                                0          0        0          0         0          0         0          0
   Administrative Class                               0          0        0          0         0          0         0          0
   Other Classes                                      0          0        0          0         0          0         0          0

Issued as reinvestment of distributions
   Institutional Class                            3,032     30,496      451      4,405     3,087     31,126     2,850     28,907
   Administrative Class                             120      1,223        0          0        53        540        32        324
   Other Classes                                    743      7,495      145      1,416       842      8,494       609      6,155

Cost of shares redeemed
   Institutional Class                          (11,491)  (115,763)  (1,320)   (12,861)  (15,445)  (155,946)  (28,226)  (286,997)
   Administrative Class                          (1,400)   (14,142)       0          0      (348)    (3,524)     (211)    (2,130)
   Other Classes                                 (3,027)   (30,405)    (841)    (8,197)   (3,749)   (37,903)   (4,535)   (45,879)

Net Increase (decrease) resulting from
   Fund share transactions                       59,222  $ 596,775   24,362   $237,751    10,969  $ 110,948  $ (3,997) $ (40,083)
---------------------------------------------   ---------------------------------------  -----------------------------------------

                                                             Global Bond Fund
                                               --------------------------------------------
                                                      Year Ended          Year Ended
                                                      03/31/2001          03/31/2000
                                                  Shares      Amount  Shares      Amount
Receipts for shares sold
   Institutional Class                            17,392   $ 150,687   9,839   $  90,144
   Administrative Class                              340       2,952     795       7,497
   Other Classes                                       0           0       0           0

Shares issued in reorganization
   Institutional Class                                 0           0       0           0
   Administrative Class                                0           0       0           0
   Other Classes                                       0           0       0           0

Issued as reinvestment of distributions
   Institutional Class                             1,336      11,553   1,162      10,736
   Administrative Class                               14         123      19         172
   Other Classes                                       0           0       0           0

Cost of shares redeemed
   Institutional Class                           (12,471)   (107,207) (8,187)    (74,885)
   Administrative Class                             (350)     (3,030)   (701)     (6,530)
   Other Classes                                       0           0       0           0

Net Increase (decrease) resulting from
   Fund share transactions                         6,261   $  55,078   2,927   $  27,134
-------------------------------------------    --------------------------------------------

                                        European
                                       Convertible
                                          Fund                      StocksPLUS Fund                    Municipal Bond Fund
                                 ---------------------------------------------------------------------------------------------------
                                       Period from
                                        11/30/2000          Year Ended          Year Ended          Year Ended        Year Ended
                                      to 03/31/2001         03/31/2001          03/31/2000          03/31/2001        03/31/2000
                                    Shares     Amount   Shares      Amount   Shares     Amount   Shares     Amount Shares    Amount
Receipts for shares sold
   Institutional Class                 499   $  4,990   15,120   $ 192,570   15,093   $218,329    2,478  $  23,749    443  $  4,203
   Administrative Class                  0          0    1,533      19,575    4,321     63,727      262      2,528    315     3,032
   Other Classes                         1         10   15,643     203,143   35,815    512,940    2,162     21,007  1,697    16,283

Shares issued in
reorganization
   Institutional Class                   0          0        0           0        0          0        0          0      0         0
   Administrative Class                  0          0        0           0        0          0        0          0      0         0
   Other Classes                         0          0        0           0        0          0        0          0      0         0

Issued as reinvestment of
distributions
   Institutional Class                   2         20    3,690      45,695    7,047     99,393       71        685     25       239
   Administrative Class                  0          0      274       3,338      530      7,404       20        193     12       113
   Other Classes                         0          0    4,049      49,151    9,584    133,688      104      1,006    134     1,286

Cost of shares redeemed
   Institutional Class                   0          0  (21,472)   (275,526) (14,080)  (201,504)    (806)    (7,753)  (450)   (4,329)
   Administrative Class                  0          0     (317)     (3,869)  (3,619)   (52,930)    (134)    (1,304)  (135)   (1,268)
   Other Classes                         0          0  (24,600)   (314,693) (32,255)  (455,756)  (1,711)   (16,427)(2,276)  (21,656)

Net Increase (decrease) resulting from
   Fund share transactions              502  $  5,020   (6,080)  $ (80,616)  22,436   $325,291    2,446  $  23,684   (235) $ (2,097)
-------------------------------------- --------------- ----------------------------------------  -----------------------------------

182 PIMCO Funds Annual Report | 3.31.01


       Global Bond Fund II                 Emerging Markets Bond Fund              Strategic Balanced Fund
------------------------------------   ------------------------------------   -------------------------------------
  Year Ended         Year Ended           Year Ended         Year Ended          Year Ended         Year Ended
  03/31/2001         03/31/2000           03/31/2001         03/31/2000          03/31/2001         03/31/2000
Shares    Amount  Shares      Amount   Shares    Amount   Shares     Amount   Shares     Amount   Shares   Amount
   737   $ 6,935   6,377   $  59,618    4,173  $ 34,602    2,116   $ 16,701      315  $   3,779      880  $ 8,040
     0         0       0           0      120     1,010    3,429     25,789       14        151       75      956
   406     3,819     460       4,394      413     3,495      125        979      823      9,610      704   12,505


     0         0       0           0        0         0        0          0        0          0    2,758   35,908
     0         0       0           0        0         0        0          0        0          0        0        0
     0         0       0           0        0         0        0          0        0          0    2,379   30,872


   567     5,308     268       2,526      579     4,821      111        888      493      5,725      552    7,091
     0         0       0           0      172     1,434      114        915        5         63        3       45
    71       671      58         545       18       154        9         73      197      2,217      161    2,065


(3,782)  (35,563)   (558)     (5,204)    (720)   (5,860)  (1,248)    (9,797)  (6,058)   (76,927)  (2,101) (26,925)
     0         0       0           0     (932)   (7,791)  (1,993)   (15,204)     (27)      (325)     (23)    (293)
  (391)   (3,685)   (595)     (5,615)    (210)   (1,800)     (37)      (311)    (751)    (8,994)    (949) (11,948)


(2,392) $(22,515)  6,010     $56,264    3,613  $ 30,065    2,626   $ 20,033   (4,989)  $(64,701)   4,439  $58,316
------------------------------------   ------------------------------------   -------------------------------------
         Convertible Fund
----------------------------------------
    Year Ended        Year Ended
    03/31/2001        03/31/2000
 Shares    Amount  Shares      Amount
  6,602  $ 90,224  13,295  $  176,112
     28       410       0           0
  1,596    22,419   1,059      14,391


      0         0       0           0
      0         0       0           0
      0         0       0           0


    563     7,572     137       1,984
      0         1       0           0
     81     1,074       8         120


(12,009) (155,586) (2,763)    (41,632)
      0         0       0           0
   (450)   (6,093)    (61)       (841)


 (3,589) $(39,979) 11,675  $  150,134
---------------------------------------


                                                                                     California
                                                   California Intermediate            Municipal
   Short Duration Municipal Income Fund              Municipal Bond Fund              Bond Fund
------------------------------------------   ------------------------------------  ------------------
                           Period from                            Period from         Period from
       Year Ended          08/31/1999             Year Ended      08/31/1999          05/16/2000
       03/31/2001         to 03/31/2000           3/31/2001      to 03/31/2000        to 03/31/2000
   Shares      Amount   Shares      Amount    Shares     Amount Shares     Amount   Shares     Amount
    1,361    $ 13,744    1,050   $  10,500   11,124   $ 112,569    885   $  8,840    2,106  $  21,136
        0           0        0           0      156       1,550      1         10        0          0
        0           0        1          10    4,161      42,117    190      1,889       80        819


        0           0        0           0        0           0      0          0        0          0
        0           0        0           0        0           0      0          0        0          0
        0           0        0           0        0           0      0          0        0          0


       57         575       24         241      294       3,049      9         91       79        807
        0           0        0           0        6          66      0          0        0          0
        0           0        0           0      108       1,124      1         12        0          4


   (1,149)    (11,638)       0           0   (3,996)    (40,783)   (56)      (556)  (1,031)   (10,590)
        0           0        0           0       (1)        (10)     0          0        0          0
        0           0        0           0   (1,691)    (17,630)   (12)      (119)     (11)      (110)


      269    $  2,681    1,075   $  10,751   10,161   $ 102,052  1,018   $ 10,167    1,223  $  12,066
------------------------------------------   ------------------------------------  -------------------

 New York Municipal Bond Fund
---------------------------------
                   Period from
  Year Ended       08/31/1999
   3/31/2001      to 03/31/2000
---------------------------------
Shares   Amount  Shares   Amount
---------------------------------
    28   $  300     300  $ 3,000
     0        0       0        0
    27      285       2       20


     0        0       0        0
     0        0       0        0
     0        0       0        0


    17      171       8       76
     0        0       0        0
     0        2       0        0


     0        0       0        0
     0        0       0        0
    (1)     (11)      0        0


    71   $  747     310 $  3,096
----------------------------------

                                         3.31.01 | PIMCO Funds Annual Report 183

March 31, 2001



7. Reorganization
The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                  Value of                                Total Net
                                                       Shares       Shares    Total Net      Total Net    Assets of       Acquired
                                                    Issued by    Issued by    Assets of      Assets of    Acquiring         Fund's
                                                    Acquiring    Acquiring    Acquiring      Acquiring   Fund After     Unrealized
Acquiring Fund           Acquired Fund         Date      Fund         Fund         Fund           Fund  Acquisition   Depreciation
------------------------------------------------------------------------------------------------------------------------------------
PIMCO                    PIMCO
Strategic Balanced Fund  Balanced Fund   09/17/1999     5,137     $ 66,780     $ 66,780     $ 105,993     $172,774        $  (45)

8. Acquisition by Allianz AG
On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interest in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed-income efforts of Allianz AG. Key employees at each PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. The Allianz Group manages assets of approximately (Euro)713.3 billion as of December 31, 2000, including more than 300 mutual funds for retail and institutional clients around the world.

9. In-Kind Transactions
For the period ended March 31, 2001, the following funds realized gains or losses from in-kind redemptions of approximately (amounts in thousands)

                                            Realized Gains       Realized Losses
--------------------------------------------------------------------------------
High Yield Fund                             $           0    $          (70,521)
Strategic Balanced Fund                                59                     0

10. Federal Income Tax Matters
As of March 31, 2001, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.
    Additionally, the California Intermediate Municipal Bond, Convertible Bond, Foreign Bond, Global Bond, Global Bond II, GNMA, High Yield, Investment Grade Corporate, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Real Return, Short-Term, StocksPLUS, and Total Return Funds realized capital losses and/or foreign currency losses during the period November 1, 2000 through March 31, 2001 which the Funds elected to deter to the following fiscal year pursuant to income tax regulations. The amounts are $75,517, $5,480,569, $7,607,826, $20,939,942, $1,281,094, $4,945, $57,057,816, $1,251, $11,492,366,
$99,011, $91,234, $258,567, $243,361, $721,218, $214,462,097, $17,936,702,
respectively.
    Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                               Capital Loss Carryforwards
                                    --------------------------------------------
                                       Realized Losses          Acquired Losses    Expiration
-----------------------------------------------------------------------------------------------
Total Return Fund III                  $     7,950,236          $             0     3/31/2008
Moderate Duration                              920,418                        0     3/31/2008
Low Duration Fund                           36,222,381                        0     3/31/2008
Low Duration Fund II                         2,514,750                        0     3/31/2008
Low Duration Fund III                          151,000                        0     3/31/2009
Low Duration Fund III                          336,265                        0     3/31/2008
Short-Term Fund                                326,974                        0     3/31/2009
Short-Term Fund                                412,413                        0     3/31/2008
Short-Term Fund                                109,956                        0     3/31/2007
Long-Term U.S. Government Fund               4,671,320                        0     3/31/2008
High Yield Fund                            150,615,064                        0     3/31/2009
High Yield Fund                             39,492,722                        0     3/31/2008
High Yield Fund                                      0               48,559,227     3/31/2003
Strategic Balance Fund                       1,711,676                        0     3/31/2009
StocksPLUS Fund                             86,222,244                        0     3/31/2009
Convertible Fund                             3,488,828                        0     3/31/2009

184 PIMCO Funds Annual Report | 3.31.01

Report of Independent Accountants

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds:
Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the Total Return Fund, Total Return Fund II, Total Return Fund III, Moderate Duration Fund, Low Duration Fund, Low Duration Fund II, Low Duration Fund III, Short-Term Fund, Money Market Fund, Long-Term U.S. Government Fund, Investment Grade Corporate Bond Fund, High Yield Fund, Total Return Mortgage Fund, GNMA Fund, Real Return Bond Fund, Foreign Bond Fund, Global Bond Fund, Global Bond Fund II, Emerging Markets Bond Fund, Strategic Balanced Fund, Convertible Fund, European Convertible Fund, StocksPLUS Fund, Municipal Bond Fund, Short Duration Municipal Income Fund, California Intermediate Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund (hereafter referred to as the "Funds") at March 31, 2001, the results of each of their operations, the changes in each of their net assets and cash flows for the Short-Term, Long-Term U.S. Government Fund, Real Return Bond Fund, Foreign Bond Fund, Global Bond Fund and Global Bond Fund II and the financial highlights for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2001

                                         3.31.01 | PIMCO Funds Annual Report 185

Federal Income Tax Information
(unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2001) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's fiscal 2001 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Total Return Fund                      1.22%
Total Return Fund III                  0.66%
Moderate Duration Fund                 1.30%
Low Duration Fund                      2.55%
Low Duration Fund II                   0.84%
High Yield Fund                        2.99%
Foreign Bond Fund                      0.41%
Global Bond Fund II                    0.40%
Strategic Balanced Fund                7.48%
Convertible Fund                      17.46%
European Convertible Fund              0.96%
StocksPLUS Fund                       15.77%

For the benefit of shareholders of the Municipal Bond, Short Duration Municipal Income, California Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds, this is to inform you that 100.00%, 97.83%, 100.00%, 100.00%, and 100.00%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2002, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2001.

186 PIMCO Funds Annual Report | 3.31.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Funds: Pacific Investment Management Series. Founded in 1971, PIMCO currently manages assets in excess of $219 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.





Trustees and Officers
           Brent R. Harris Chairman and Trustee
           R. Wesley Burns President and Trustee
           Guilford C. Babcock Trustee
           E. Philip Cannon Trustee
           Vern O. Curtis Trustee
           J. Michael Hagan Trustee
           Thomas P. Kemp Trustee
           William J. Popejoy Trustee
           Garlin G. Flynn Secretary
           John P. Hardaway Treasurer

Investment Adviser and Administrator
           Pacific Investment Management Company LLC
           840 Newport Center Drive, Suite 300
           Newport Beach, CA 92660

Custodian
           State Street Bank & Trust Company
           801 Pennsylvania
           Kansas City, MO 64105

Transfer Agent
           National Financial Data Services
           330 W. 9th Street, 4th Floor
           Kansas City, MO 64105

Counsel
           Dechert
           1775 Eye Street, N.W.
           Washington, D.C. 20006-2401

Independent Accountants
           PricewaterhouseCoopers LLP
           1055 Broadway
           Kansas City, MO 64105

PIMCO Funds Distributors LLC
2187 Atlantic Street, Stamford, CT 06902


This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.


PIMCO
-------
  FUNDS


840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
www.pimco.com

A Quarterly Publication from PIMCO Funds                            SPRING 2001

                                   [GRAPHIC]

                                    Fixed
                                    Income
                                    Manager of
                                    the Year.
                                    Again.

                                    How Bill Gross and PIMCO
                                    became Morningstar's only
                                    two-time winner.

  Go paperless       Gross & McCulley     Six time-tested          Inside: PIMCO Funds
5 with eDelivery  |6 talk shop         |9 investment principles   |Annual Report

                                                           [LOGO OF PIMCO FUNDS]

                                                            Access to
                                                            the highest standard

Encore!

They did it again. This January, Bill Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Fund Manager of the Year--making them the only repeat winner in the awards' 14 year history. What sets your bond managers apart from the pack? Here's the story.

They're like the Oscars of the mutual fund world. Each January, Morningstar bestows its Manager of the Year awards, honoring those in three categories--domestic stock, international stock and fixed income--who "demonstrate excellent investment skill and the courage to differ from consensus." Oustanding performance in a given year is a leading criterion, but not enough to win. Recipients must also boast an exceptional long-term record.

     In fixed income last year, all roads led to Bill Gross and PIMCO. "Gross and his team hit on all cylinders in 2000, while steering clear of a bond market full of land mines," states Morningstar. They go on to cite that over the past 10 years, PIMCO's flagship Total Return Fund has outpaced the overall bond market (as represented by the Lehman Brothers Aggregate Bond Index) by a substantial margin.

A LEADING ROLE
PIMCO's winning bond management formula took root more than 25 years ago, when Gross helped pioneer a total return approach to bond investing--one that focused on income plus capital appreciation, rather than income alone. Today, it's the backbone of PIMCO's bond portfolios. Yet a total return approach to fixed income has since achieved widespread acceptance.

   " Two simple concepts--secular forecasting and innovation--are the reasons why PIMCO remains at the top of its field in the bond arena." --Bill Gross

So when it comes to PIMCO's enduring success, there are clearly additional factors at work.

     One of the most significant is a drive for innovation. Gross's progressive, often contrarian mindset has become firmly embedded in the PIMCO bond culture. It's what led the team to invest early on in a number of breakthrough bond instruments: mortgage-backed securities in the 1970s, financial futures in the 1980s, and TIPS (Treasury Inflation-Protected Securities) in the late 1990s, to name a few. That's not to say that PIMCO is always looking to be first out of the gate. They sat out on the 80s junk bond craze, for example, waiting until the dust settled to form their sector strategy--a relatively conservative one.

SETTING THE STAGE
Further distinguishing PIMCO's bond management is its big-picture platform. The team gathers every May for a three-day Secular Forum to address the longer-term issues facing the bond market and the economy. To encourage out-of-the box thinking, PIMCO invites key outsiders to join in the discussion, including top academics and chiefs of industry. The forum culminates in the creation of a three- to five-year outlook, which serves as a guiding light for the PIMCO bond team.

A LITTLE IMPROV
Still, given even the most visionary top-down strategy, outperforming in the bond world is usually the result of making several small but savvy moves. For Gross and company, such decisions are not an exact science. "I've experimented over time with models and statistical

 " Because Gross won the award two years ago, we'd have preferred someone else, but no one really came close." -Morningstar 1/01 methodologies," Gross once said in an interview with Worth magazine." I find that the minute it looks like I have a successful model or discipline, that's about the time it collapses."

     Rather, the PIMCO team employs a number of "value-adding" strategies, which range from yield curve positioning to cost-effective trading, shifting their emphasis as economic conditions demand. State-of-the-art analytical capabilities also play a pivotal role. "Our enthusiastic embrace of technology nearly 20 years ago paved the way for additional performance throughout those years," Gross observes. Today, a hefty, ongoing investment in technology--much of it proprietary--continues to give the team a leg up on the competition.

GREAT DIALOGUE
It's significant to note that although Morningstar's Manager of the Year Awards are typically given to specific individuals, in this case the honor was extended to Bill Gross and the PIMCO bond team. And Gross himself is adamant about crediting his colleagues, collectively, for PIMCO's success. That's because there's a 138-person team powering PIMCO's bond management prowess. While individual managers head up specific funds, they all participate in setting PIMCO's strategic direction. Ultimately, it's the pooling of talents--the "best of the best" from various bond market disciplines--that makes for a winning combination.

 . Bill Gross at Your Fingertips

Want to find out what Bill Gross and his colleagues are thinking now? Visit the PIMCO Funds Bond Center at www.pimcofunds.com/bondcenter. You'll find timely commentaries from your fund manager as well as other members of the PIMCO bond team.

Past performance is no guarantee of future results. The Morningstar Fund Manager of the Year Award winners are chosen based upon Morningstar's own research and in-depth evaluation by its senior editorial staff. Average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. For the 1-, 5- & 10-year periods, Total Return A at NAV returned 12.27%, 7.81% & 8.62%; Total Return A w/4.5% maximum initial sales charge returned 7.22%, 6.83% & 8.12%; and Lehman Aggregate Bond Index returned 12.53%, 7.48% & 7.98%, respectively. The Lehman Aggregate Bond Index is generally considered to be representative of the bond market in general and it is not possible to invest directly in it.

Bill Gross and team at PIMCO's Newport Beach, CA trading floor.

                                    [PHOTO]
online update
www.pimcofunds.com for Timely Market Commentary

Increased market volatility has many investors concerned. If you are looking for expert analysis on what it all means, turn to PIMCO Funds Online. Last year we redesigned the PIMCO Funds Web site (www.pimcofunds.com) in order to provide you with more commentary from our investment professionals. Consider how our site's content might help you make sense of today's investment environment.

DAILY MANAGER COMMENTARY
End-of-day reports from PIMCO's fund managers covering everything from economic outlooks, to investment strategies, to breaking news analysis.

BOND CENTER
The latest information on the economy and the bond market from PIMCO's renowned fixed-income experts. You'll find manager newsletters and interviews, a comprehensive bond investing glossary, sector strategy white papers and more.

INNOVATION CENTER
Up-to-date market intelligence and commentary on the tech sector from PIMCO's specialists. Included in this section is "PIMCO's Theme Approach to Tech Investing," which evaluates eight key industries driving the sector.

FUND INFORMATION
The definitive story on each PIMCO Fund. In addition to in-depth performance data, each fund profile includes an overview, statistics at a glance, ratings and rankings, portfolio analysis, manager commentary, investment process, media highlights, and related literature.

Virtual Stuff

PIMCO Renaissance Fund--a multi-cap value fund--has been benefiting from the recent boom in value investing...not to mention some savvy moves by portfolio manager John Schneider. Now you can read all about his winning approach to the sector at www.pimcofunds.com. To download Bringing Value to Light, an in-depth profile on Schneider, just follow these simple steps:

1. From our Home page (www.pimcofunds.com) click on "Fund Information"

2. Select "Renaissance Fund"

3. Click on the "Literature" tab

4. Under Manager Profiles, select "John Schneider Profile".

[PHOTO]

Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. The fund may invest up to 15% in foreign securities, which may entail greater risk due to foreign economic and political developments. This article will contain the current opinion of the manager and does not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. This article is distributed for educational purposes and should not be considered investment advice.

Go Paperless with eDelivery

PIMCO Funds Online is proud to introduce its new eDelivery service. eDelivery is the electronic transmission of shareholder communications to you online--eliminating the paper mailings you've gotten in the past.

HERE'S HOW IT WORKS
When you sign up for eDelivery, you'll receive shareholder communications--including annual and semi-annual reports, prospectuses, proxy statements and newsletters--via the Internet. As materials become available, we'll send you an e-mail notification containing the Internet address (URL) where you can view and print the material. Please note that in order to eliminate paper mailings from being sent to your home, each person in your household must enroll separately.

BENEFITS TO SHAREHOLDERS
There are several compelling reasons to sign up for eDelivery. For example, the service is a faster and more convenient way to receive your shareholder communications. In addition, it is environmentally sound. And of course, it helps eliminate mailbox clutter!

FREE SERVICE
There is no charge for PIMCO Funds eDelivery. However, you may incur charges from Internet service providers and telephone companies while accessing the Internet.

PRIVACY PROTECTION
Rest assured that PIMCO considers customer privacy to be a fundamental aspect of our relationship with shareholders. Along these lines, we have developed policies to safeguard any personal information you provide to us, while allowing us to service your account professionally and responsively. Be sure to review our complete privacy policy when you enroll for eDelivery.

NEXT STEPS
To start enjoying the convenience of receiving shareholder communications online, follow these simple steps...

 . Sign up

Complete the short eDelivery Enrollment Form, which outlines the complete terms and conditions of the service, by going to www.pimcofunds.com/edelivery. Remember, each account holder in your household must enroll separately. We will e-mail you a confirmation when we receive your Form.

 . Watch for notification

Your participation in eDelivery will begin with the next quarterly cycle after you enroll. As soon as communications are accessible, we will e-mail you a notification with the Internet address where you can view and print the communications.

 . Discontinuing service

Enrollment in eDelivery has no expiration date. If you change your mind, however, and would like to cancel your enrollment, simply go to www.pimcofunds.com/edelivery and click on the "change/cancel" link.

The Web site articles will contain the current opinions of the managers and do not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. Articles are distributed for educational purposes and should not be considered investment advice. Information regarding any fees and expenses may be obtained by calling 1-888-87-PIMCO. Please contact your financial advisor for any questions you might have relating to the PIMCO Funds and as always read the prospectus carefully before investing or sending money.

                                                          Spring 2001 | access 5

The Big Picture [GRAPHIC]

PIMCO's Bill Gross and Paul McCulley discuss the economy and financial markets

[PHOTO]
Bill Gross

[PHOTO]
Paul McCulley

Widely regarded as America's most influential authority on the bond market, Bill Gross is the portfolio manager of PIMCO Total Return Fund--the country's largest bond fund.* Paul McCulley is an economist, monetary policy specialist, and a managing director of PIMCO.

Q What's been happening with the economy recently?

Bill: On a cyclical basis, we're seeing a classic inventory correction and the resulting contraction in the manufacturing and technology sectors. There are also several long-term excesses unraveling simultaneously, in particular, the deflating bubbles of consumer spending, investment and borrowing. They were self-reinforcing on the way up, and they're now a vicious cycle on the way down. Combine that with the dramatic rise in layoffs and surging unemployment claims, and the result is falling consumer confidence levels. And in a consumption-driven economy like ours, consumer confidence is vital.

Q Do you see the economy rebounding anytime soon?

Paul: I think we'll be mired in a recession until late in the year. Things will start to turn around once the current inventory correction runs its course, but a big bounce for the economy after that is unlikely due to restrained consumption. It looks more like we'll have a recovery with GDP growth of perhaps 2 or 3%.

Why won't consumer spending snap back?

Bill: Right now, consumer confidence is on the decline and real personal wealth in the U.S. has plunged along with equity market prices. We're also looking at a negative personal savings rate, stimulated by years of excess consumption beyond the average consumer's means. This combination makes it likely that debt-laden and increasingly anxious consumers will start saving again--reliquifying, if you will--in turn holding back the rate of consumption and the economy relative to the last several years.

Q How is the Fed likely to respond?

Paul: The Fed has already made several interest rate cuts since the beginning of the year, and we believe it will continue to ease aggressively. We think the Fed funds target rate needs to fall to at least 4%, but the longer the Fed waits to get to that target, the less effective the cuts will be and the deeper they'll have to go. In our view it is imperative for the Fed to reverse the downward trend in confidence at both the business and consumer levels. This would encourage risk capital to return to the financial markets.

Q Is monetary policy alone going to bring a recovery?

Paul: Certainly, slashing interest rates, which fosters new debt creation, can help. But I don't believe that Fed easing alone will be enough to generate a healthy recovery. We also need new fiscal policy in the form of an aggressive tax cut to transfer the government's surplus back into the private sector. Tax cuts put money in consumers' pockets and should alleviate some of the pressure they're feeling today. I also think the tax cut we need now should be aimed at the "average" American wage earner. It should be retroactive, and the bulk of it should go into effect in the near term.

6 access | Spring 2001

Q  What's going on overseas?

Paul: We expect global growth to continue to decelerate. The slowdown in Europe will be less severe than in the U.S., since consumer confidence should hold up and real incomes will get a boost from tax reductions. Inflation is contained, which gives the European Central Bank room to ease. We remain fairly negative on Japan. Its economy should continue to weaken. Consumer confidence remains low despite huge fiscal stimulus packages that have swelled public debt, while still more public spending will be needed to support Japan's ailing banks. The government is meanwhile taking a "go-slow" approach to fixing the banking system, which isn't helping matters.

Q  Where do you see value in the bond Q market today?

Bill: We'll continue to focus on higher quality, longer duration investments. Most of our higher-quality exposure will come from mortgage-backed securities, as the Treasury market has fully priced in the effects of further Fed easing. Where possible, we intend to keep duration above-benchmark as current monetary policy effectively caps long-term interest rates. While we remain defensive in high yield, we may look to take advantage of select opportunities in the corporate sector as signs of a recovery emerge. In the current environment, core European bonds offer compelling value because the yields offered don't fully price in the anticipated slowdown in the region. Yields on the short end are particularly attractive because of anticipated easing by the European Central Bank. Although our long position on the Euro has not been positive, we think it will gain in value given the current weakness in the U.S.

Q Finally, Bill, what about the long-term Q prospects for the financial markets?

Bill: I think we're at an important juncture in the economy that's pointing toward lower corporate profits and a swing back to long-run historical return averages for the financial markets over the next several years. That means something along the lines of 6-7% returns for bonds and 8-9% for stocks. In terms of structural influences on the economy, "New Age" technology and globalization trends have accelerated competition --a positive development for the consumer due to lower inflation but a negative one for U.S. corporate profit margins. You also have to consider the reverse-wealth effect I alluded to earlier. Greater savings mean less overall consumption and less economic activity, so the days of 5-6% GDP growth are likely to turn into 2-3% this decade, which will keep the financial markets from growing at the pace we've seen over the last several years. There's also a demographic shift underway, with the boomer generation beginning to move out of stocks and into fixed income. This marginal decline in demand won't help equity prices and, with relatively low interest rates holding sway, total returns for fixed income are also limited. In short, we're entering an era of diminished expectations, and investors would be wise to plan for their long-term financial needs with this reality in mind.

 . Monthly on the Web

Each month, Bill Gross and Paul McCulley offer their insights on the economy and the markets. Be sure to check out their newsletters, Investment Outlook and Fed Focus, online at www.pimcofunds.com.

Since the personal savings rate in the U.S. is so low, it means the economy isn't likely to get a boost from consumers any time soon. Personal savings as a percentage of disposable income.

                                    [GRAPH]

                             [PLOT POINTS TO COME]

Source: Goldman Sachs.

* Source: net assets by Simfund as of 3/31/01.

Past performance is no guarantee of future results. The views of Mr. Gross and Mr. McCulley are not indicative of the past or future performance of any PIMCO Funds. These charts are not indicative of the past or future performance of any PIMCO Fund. There is no guarantee that these or any other investment techniques will be effective under all market conditions. Please see the prospectus for more complete information on the PIMCO Total Return Fund & Real Return Bond Fund.

                                                          Spring 2001 | access 7
quick takes

What's happening at PIMCO? Read on for the latest news from PIMCO Funds, including media highlights, fund updates, company announcements and more.

BOND SMARTS
The unparalleled leadership PIMCO has in the fixed-income marketplace was detailed in this November 2000 Mutual Funds magazine article. As part of the piece, Bill Gross and his portfolio management team, including Paul McCulley, were highlighted for their accurate interest rate calls and index-beating performance. The article goes as far as saying, "pension fund managers, financial advisors, and individual investors regard investing in PIMCO's roster of 15 domestic and international bond funds as a foregone conclusion."

[GRAPHIC]

               PIMCO Funds: Pacific Investment Management Series
                      Annual Report dated March 31, 2001

The line graph inserted at the top of page 7 in the section "Economic Outlook" is entitled "Personal Savings as a percentage of disposable income" and illustrates the fact that personal savings are declining. The graph shows one line representing the 3-month moving average (%) of personal savings over the period from mid-1997 through mid-2000.

TURNING VALUE INTO A GOLD MINE This December 18th Business Week article on John Schneider, manager of PIMCO Value and PIMCO Renaissance Funds, reports that he was "right in the market's sweet spot this year." In the piece, Mr. Schneider discusses his value investing philosophy, his strategy for the year and his outlook for various sectors of the stock market.

 . Keep current at www.pimocofunds.com

To get the latest updates from PIMCO, be sure to check out the News column on our Home page. There, we'll post breaking PIMCO news, including any important announcements related to your investment.

PIMCO TOTAL RETURN IS AMERICA'S BEST-SELLING MUTUAL FUND According to industry reports, PIMCO Total Return Fund was the country's best-selling mutual fund in the first quarter of 2000. As Reuters stated (4/26/01), "...the $38 billion king of bond funds, the PIMCO Total Return Fund, outsold all other stock and bond funds for the three consecutive months--a rare occurrence in the mutual fund industry."

WSJ CHANGES FUND LISTING CRITERIA
If you're perusing the mutual fund tables in the Wall Street Journal and no longer find a PIMCO Fund listed--don't worry! The newspaper recently decided to reduce the number of mutual fund prices it publishes. Now, only funds with $50 million or more in assets are listed. With over 12,000 active mutual funds in the U.S. marketplace (Morningstar, 3/31/01), it's easy to understand why they can't print them all! Remember, daily pricing for all PIMCO Funds is always available through our Web site, www.pimco-funds.com. Or, you can contact your financial advisor.

Certain products & services may not be offered at certain broker/dealers. The opinions expressed in the articles mentioned will contain the current opinions of the managers and do not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. These articles are distributed for educational purposes and should not be considered investment advice. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. "Best-selling mutual fund" based on new net flows calculated by Simfund as of 3/31/01.

8 access | Spring 2001

Six Tried-and-True Principles for Any Investor

Having a firm grasp of some investing fundamentals can help you set realistic goals and stick to your financial plan. The professionals at PIMCO Funds have compiled the following set of time-tested investment principles, which they themselves adhere to. Review them with your financial advisor, who can help you establish your own, personal investment approach.

1 KEEP A LONG-TERM VIEW
Keep in mind the historical returns of stocks and bonds (about 11.0% and 5.7%, respectively) when setting your financial goals. Treat any outperformance as a bonus. Remember--time is your ally! By focusing on long-term results, you'll find it easier to ride out short-term volatility.

2 BE DISCIPLINED
Often the most successful portfolio managers are those that follow a proven investment process. The key is that they choose an investment discipline and adhere to it. By establishing a clear financial plan, you'll have a logical framework for your own financial decisions.

3 INVEST RESPONSIBLY
Define your objectives and risk tolerance and consider them hard and fast parameters. While making big bets can sometimes reap big rewards, they often lead to steep losses instead. That's why many top portfolio managers, like those at PIMCO, look to optimize the balance between risk and reward.

4 UNDERSTAND WHAT YOU INVEST IN
If you can't explain in simple terms why you're investing in a particular security, you should rethink the investment. And you should always have a clear understanding of any risks involved. Your financial advisor should prove an invaluable resource along these lines.

5 STAY DIVERSIFIED
No one can predict the next top-performing asset class. That's why the importance of asset allocation is virtually undisputed. To achieve broad diversification, you should invest your assets across different sectors and industries as well as different asset classes. Remember to periodically rebalance to ensure the proper mix.

6 KNOW THE VALUE OF PROFESSIONAL ADVICE
A more challenging investment climate has dissuaded many investors from trying to go it alone. That's why more and more investors are turning to professional management. And of course, a financial advisor can help you construct a solid financial plan, make sound investment choices, and guide you through times of volatility.

Past performance is no guarantee of future results. Diversification does not ensure against loss. There is no guarantee that these investment strategies will work under all market conditions and each investor should evaluate their ability to invest for a long term especially during periods of downturn in the market. Historical stock and bond returns are represented by the S&P 500 Index & Long-Term Government Bonds for the 1926-2000 period. Source: Ibbotson. It is not possible to invest directly in an unmanaged index.

                                                          Spring 2001 | access 9

                                   [GRAPHIC]

Morningstar chose two bond funds for its 401(k) plan.

And they're both ours.

For more information on PIMCO's complete range of bond funds, including PIMCO Total Return and High Yield Funds, call your financial advisor today.

                                                           [LOGO OF PIMCO FUNDS]

Past performance is no guarantee of future results. Selection of these funds by Morningstar was not based solely on performance. Morningstar chose institutional class shares for use in its plan. Expense ratios differ by share class. For additional details on the PIMCO Funds, call for a free prospectus that contains more complete information including charges and expenses. Please read this information carefully before you invest or send money.

MARCH 31, 2001






                                         Annual Report

Pacific Investment Management Series

Share Classes
A B C

SHORT DURATION BOND FUNDS
Money Market Fund
Short-Term Fund
Low Duration Fund

INTERMEDIATE DURATION BOND FUNDS
Total Return Fund
Total Return Mortgage Fund

LONG DURATION BOND FUNDS
Long-Term
U.S. Government Fund

INFLATION-INDEXED BOND FUNDS
Real Return Bond Fund

TAX-EXEMPT BOND FUNDS
Municipal Bond Fund
California Interm. Municipal Bond Fund
California Municipal Bond Fund
New York Municipal Bond Fund

INTERNATIONAL BOND FUNDS
Global Bond Fund II
Foreign Bond Fund
Emerging Markets Bond Fund

HIGH YIELD BOND FUNDS
High Yield Fund

CONVERTIBLE FUNDS
Convertible Fund

STOCK AND BOND FUNDS
Strategic Balanced Fund

ENHANCED INDEX STOCK FUNDS
StocksPLUS Fund


                                                           [LOGO OF PIMCO FUNDS]

Table of Contents

Chairman's Letter ........................................................... 3

Fund Summaries ........................................................... 4-39

Schedules of Investments ............................................... 41-129

                                                     Fund           Schedule of
Fund                                                 Summary        Investments

California Interm. Muni. Bond Fund ......................  4 ............... 41
California Municipal Bond Fund ..........................  6 ............... 44
Convertible Fund. .......................................  8 ............... 46
Emerging Markets Bond Fund .............................. 10 ............... 48
Foreign Bond Fund ....................................... 12 ............... 50
Global Bond Fund II ..................................... 14 ............... 56
High Yield Fund ......................................... 16 ............... 62
Long-Term U.S. Government Fund .......................... 18 ............... 68
Low Duration Fund ....................................... 20 ............... 72
Money Market Fund ....................................... 22 ............... 80
Municipal Bond Fund ..................................... 24 ............... 81
New York Municipal Bond Fund ............................ 26 ............... 84
Real Return Bond Fund ................................... 28 ............... 85
Short-Term Fund ......................................... 30 ............... 89
StocksPLUS Fund ......................................... 32 ............... 93
Strategic Balanced Fund ................................. 34 ............... 97
Total Return Fund ....................................... 36 ............... 98
Total Return Mortgage Fund .............................. 38 ...............128

Financial Highlights .................................................. 130-139

Statements of Assets and Liabilities .................................. 140-142

Statements of Operations .............................................. 143-145

Statements of Changes in Net Assets ................................... 146-150

Statements of Cash Flows .................................................. 151

Notes to Financial Statements ......................................... 152-160

[PHOTO]
Dear Shareholder:

It's a good time to be a bond manager. Against the backdrop of a languishing U.S. stock market, the Lehman Brothers Aggregate Bond Index, considered to be representative of the bond market as whole, returned 12.53% in the past 12 months. These strong results surely demonstrate that bonds can be as much a vehicle for capital appreciation as they are a source of income and stability.

They also underscore the importance of portfolio diversification. The 59.76% and 21.68% declines of the NASDAQ and S&P 500 Index since this time last year have rattled many investors. If you're among them, remember--the theory of asset allocation holds that different asset classes will outperform and underperform at different times. That's why it's so important to diversify your investments across stocks, bonds and cash, as well as different sectors and investment styles.

Above all, you should work with your financial advisor to develop a sound investment plan--and then stick to it. Time in the market has proven to be far more significant than timing the market when it comes to long-term investment performance.

Be assured that each of the PIMCO Funds in this report seeks to moderate risk by diversifying across a range of securities that meets its investment objective. As to our Funds' performance this past year, I'm pleased to once again report strong relative results across the board.

I encourage you to review the fund information and commentaries on the following pages carefully. If you have any questions, contact your financial advisor or call us at 1-800-426-0107. And be sure to visit our Web site at www.pimcofunds.com.

As always, thank you for the trust you've placed in us.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris

Chairman of the Board
April 28, 2001

                                           3.31.01 | PIMCO Funds Annual Report 3

A TAX-EXEMPT BOND FUND
PIMCO CA Intermediate Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt from federal and California income tax.

PORTFOLIO:
Intermediate maturity municipal securities.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
8/31/99

TOTAL NET ASSETS:
$118.5 million

PORTFOLIO MANAGER:
Mark McCray


[PHOTO]
Mark McCray
Portfolio Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously he was Co-Head of Municipal Bond Trading at Goldman Sachs & Co. and has over 10 years of investment experience.

Fund Highlights

 .    10.19% return outperformed benchmark and Lipper Fund Average.

 .    Fed easing and slowing economy made for a strong bond market.

 .    High quality bias drove performance in the face of an energy crisis.

 .    Municipals look attractive going forward.

Municipals turn in a strong performance

I am pleased to report that PIMCO California Intermediate Municipal Bond Fund delivered strong returns for the one-year period ended March 31, 2001, returning 10.19%. The Fund outpaced its benchmark, the Lehman California Intermediate Municipal Bond Index, which returned 9.29%, and handily beat the Lipper California Intermediate Municipal Debt Fund Category Average, which returned 8.98%.

Bonds anchor the market

The Fund's performance was supported by one of the strongest bond markets in recent memory. In mid-2000, the Federal Reserve discontinued its tightening campaign. Towards the end of the year, the bond market, sensing an economic slowdown and possible Fed rate cuts, pushed Treasury yields down significantly. The California municipal bond market followed suit, helped by strengthened demand for high quality amid concerns over the California energy crisis. In the first quarter of 2001, the bond market proved prescient, as the Federal Reserve slashed interest rates three times, lowering the Federal Funds rate from 6.50% to 5.00% by March 31.

High quality, alternate investments, drive performance

The PIMCO California Intermediate Municipal Bond Fund maintained an above-benchmark duration for most of the year, which helped returns as California municipal yields fell across all maturities. The Fund's high quality credit stance also enhanced returns.

Diversification into non-California debt that qualified for California tax-exemption boosted returns as California municipal debt lagged in the latter half of the year in response to the California energy crisis. In addition, holdings of longer-term insured bonds also contributed to returns.

      The Fund's emphasis on longer-maturity issues, which offered attractive risk-adjusted yields, hurt performance as these yields dropped less than intermediate- and short-maturity yields.

Finding value in municipals

Going forward, we anticipate a global economic slowdown, with the United States leading the way. Given this environment, we believe that the bond market is poised to perform relatively well, however risks of credit erosion as the economy slows continue to argue for a bias towards higher quality assets.

     As for the Fund, we expect to extend duration above the benchmark in order to take advantage of falling rates in anticipation of continued U.S. economic weakness and further Fed action. We hope to emphasize longer-maturity issues, which we feel continue to offer attractive risk-adjusted yields. In order to mitigate the impact of the energy crisis, we intend to continue to invest in non-California debt that qualifies for state tax-exemption, and also increase our holdings of insured California bonds. Finally, we expect to maintain our high quality stance, as California municipal credit premiums are likely to widen given slower economic growth and higher energy prices.

4  PIMCO Funds Annual Report | 3.31.01

PIMCO CA Interm. Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                                      1 year  3 year    5 year   10 year      Inception
                                                                                                              (8/31/99)
PIMCO CA Interm. Municipal Bond Fund A Shares                         10.19%     --        --        --           8.28%
PIMCO CA Interm. Municipal Bond Fund A Shares (adjusted)               6.89%     --        --        --           6.22%
Lipper CA Intermediate Muni. Debt Fund Avg.                            8.98%     --        --        --              --
Lehman Bros. CA Intermediate Insured Municipal Bond Index              9.29%     --        --        --              --

MATURITY PROFILE

Less than 1 year                       12%
1-5 years                              21%
5-10 years                             41%
10-20 years                            16%
20-30 years                             9%
Over 30 years                           1%
Duration                         6.7 years

SECTOR BREAKDOWN

Municipal Bonds & Notes              99.6%
Other                                 0.4%

QUALITY BREAKDOWN

AAA                                  52.4%
AA                                   23.8%
A                                     8.1%
BBB                                  10.6%
BB                                    5.1%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                  CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

                                                         Lehman Bros.
                            PIMCO CA                     CA Interm.
                            Interm. Muni.                Insured Muni.
     MONTH                  Bond A                       Bond Index
--------------------------------------------------------------------------------
  08/31/1999                 9,700                       10,000
  09/30/1999                 9,766                       10,064
  10/31/1999                 9,691                        9,998
  11/30/1999                 9,770                       10,080
  12/31/1999                 9,724                        9,987
  01/31/2000                 9,753                       10,044
  02/29/2000                 9,813                       10,099
  03/31/2000                 9,986                       10,247
  04/30/2000                 9,959                       10,170
  05/31/2000                10,003                       10,197
  06/30/2000                10,189                       10,426
  07/31/2000                10,320                       10,569
  08/31/2000                10,466                       10,734
  09/30/2000                10,431                       10,673
  10/31/2000                10,495                       10,736
  11/30/2000                10,543                       10,784
  12/31/2000                10,716                       10,957
  01/31/2001                10,888                       11,152
  02/28/2001                10,904                       11,150
  03/31/2001                11,004                       11,200

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the CA municipal marketplace change.

* Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest at least 65% of its assets in bond issuers of California exempt from regular federal income tax and California income tax. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 40 for additional footnotes, which include additional information.

                                           3.31.01 | PIMCO Funds Annual Report 5

A TAX-EXEMPT BOND FUND
PIMCO CA Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt from federal and California income tax.

PORTFOLIO:
Investment grade municipal bonds.

DURATION RANGE:
3-12 years

FUND INCEPTION DATE:
5/16/00

TOTAL NET ASSETS:
12.7 million

PORTFOLIO MANAGER:
Mark McCray


[PHOTO]
Mark McCray
Portfolio Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously he was Co-Head of Municipal Bond Trading at Goldman Sachs & Co. and has over 10 years of investment experience.


Fund Highlights

 .    Fund has performed strongly since its 5/16/00 launch.

 .    Fed easing and slowing economy made for a strong bond market.

 .    High quality bias boosted returns in light of the CA energy crisis.

 .    Expect to maintain our high-quality stance in anticipation of widening CA muni spreads.

PIMCO California Municipal Bond Fund's primary investment objective is to seek high current income exempt from federal and California income taxes. The Fund's inception date is May 16, 2000.

Bonds anchor the market

In mid-2000, the Federal Reserve discontinued its tightening campaign, as the economy began to feel the effects of higher interest rates. The bond market, sensing an economic slowdown and possible Fed rate cuts, pushed Treasury yields down significantly by the end of the year. In the first quarter of 2001, the bond market proved prescient, as the Federal Reserve slashed interest rates three times, lowering the Federal Funds rate from 6.50% to 5.00% by March 31. In California, limited supply and increased demand, aggressive Fed rate cuts, and investor's preference for high quality contributed to a strong municipal debt market.

Focusing on quality

In keeping with our high quality stance, the Fund's average credit quality as of March 31, 2001, was AA+, with a majority of the portfolio invested in AAA-rated municipal securities and a limited allocation to lower investment-grade issues. The Fund's average maturity was 11.96 years.

Finding value in municipals

Going forward, we anticipate a global economic slowdown, with the United States leading the way. Given this environment, we believe that the bond market is poised to perform relatively well, however risks of credit erosion as the economy slows continue to argue for a bias towards higher quality assets.

   As for the Fund, we expect to extend duration above the benchmark in order to take advantage of falling rates in anticipation of continued U.S. economic weakness and further Fed action. In order to mitigate the impact of the energy crisis, we intend to invest in non-California debt that qualifies for state tax-exemption, and also increase our holdings of insured California bonds. Finally, we expect to maintain our high quality stance, as California municipal credit premiums are likely to widen given slower economic growth and higher energy prices.

6  PIMCO Funds Annual Report | 3.31.01

PIMCO CA Municipal Bond Fund Performance & Statistics

CUMULATIVE TOTAL RETURN For periods ended 3/31/01


                                                             1 year           3 year      5 year       10 year    Inception*
                                                                                                                   (5/16/00)
PIMCO CA Municipal Bond Fund A Shares                           --               --           --           --        12.09%
PIMCO CA Municipal Bond Fund A Shares (adjusted)                --               --           --           --         8.72%
Lipper CA Municipal Debt Fund Avg.                              --               --           --           --           --
Lehman Bros. CA Insured Muni. Bond Index                        --               --           --           --           --

MATURITY PROFILE

Less than 1 year                        7%
1-5 years                              31%
5-10 years                             24%
10-20 years                            15%
20-30 years                            23%
Duration                         7.0 years

SECTOR BREAKDOWN

Municipal Bonds & Notes              98.2%
Other                                 1.8%

QUALITY BREAKDOWN

AAA                                   60.6%
AA                                    21.8%
A                                      4.2%
BBB                                    8.0%
BB                                     5.4%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                        CALIFORNIA MUNICIPAL BOND FUND

                                                          Lehman Bros.
                             PIMCO CA                     CA Insured
                             Municipal                    Muni. Bond
     MONTH                   Bond A                       Index
--------------------------------------------------------------------------------
  05/31/2000                  9,700                       10,000
  06/30/2000                  9,901                       10,321
  07/31/2000                 10,036                       10,475
  08/31/2000                 10,175                       10,715
  09/30/2000                 10,147                       10,658
  10/31/2000                 10,204                       10,745
  11/30/2000                 10,261                       10,830
  12/31/2000                 10,470                       11,071
  01/31/2001                 10,626                       11,175
  02/28/2001                 10,699                       11,194
  03/31/2001                 10,768                       11,284

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the CA municipal marketplace change.

* Inception returns are cumulative since the fund is less than 1 year old.

  Past performance is no guarantee of future results. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. The Fund may invest up to 10% in high-yield lower-rated securities, which generally involves greater risk to principal than higher-rated bonds. The Fund may also invest in derivative instruments and mortgage-backed securities. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 40 for additional footnotes, which include additional information.

                                           3.31.01 | PIMCO Funds Annual Report 7

A CONVERTIBLE FUND
PIMCO Convertible Fund

OBJECTIVE:
Maximum total return.

PORTFOLIO:
Convertible securities.

DURATION RANGE:
N/A

FUND INCEPTION DATE:
3/31/99

TOTAL NET ASSETS:
$91.7 million

PORTFOLIO MANAGER:
Sandra Durn

[PHOTO]
Sandra Durn
Portfolio Manager

Ms. Durn is head of convertible bond strategies at PIMCO. Previously the lead convertible securities portfolio manager at Nicholas-Applegate Capital Management, she has seven years of investment experience.


Fund Highlights

 .    Although the Fund has performed strongly since inception, it trailed its benchmark for the 1-year period.

 .    Stock market correction hurt convertibles as defaults and downgrades increased within the corporate bond market.

 .    Will continue to emphasize quality while looking to take advantage of attractively valued issues that are poised to recover.

Tough times all around

PIMCO Convertible Fund had a difficult year, with Class A shares declining 22.68% for the one-year period ended March 31, 2001. This performance trailed the Fund's benchmark, the First Boston Convertibles Index, which fell 18.84%, and underperformed the average for its Lipper category, which fell 15.31%. The Fund does, however, continue to outperform over the longer term, beating both its benchmark and its Lipper category average since inception.

Equity losses spread to convertibles

Slow growth in the U.S., combined with three rate cuts by the Federal Reserve, drove Treasury yields down and bond prices up over the past year. That same slow growth, combined with a flight to quality, severely hurt returns in the equity markets. These losses spread to the convertible universe, as the First Boston Convertible Index slid almost as much as the S&P 500 over the past year. Generally, higher quality convertible securities outperformed lower quality issues as defaults and downgrades increased within the corporate bond market.

Low delta contains losses

PIMCO Convertible Fund's below-index delta, or its sensitivity to underlying stock prices, helped returns amid sharp declines in global equity markets. The Fund's high quality stance, emphasizing investment-grade convertibles, was positive for returns as investors sought the downside protection that these issues offer.

     The Fund's exposure to telecom and technology issues was, however, rough on performance as these industries suffered from disappointing earnings and pressure on profit margins amid slower capital investment by businesses both in the U.S. and abroad.

Economic weakness in the near term

We believe that the U.S. economy will continue to struggle over the next two or three quarters, leading a worldwide slowdown. Banks throughout the world, including our own Federal Reserve, will cut interest rates in order to mitigate this slowdown. In general, we expect bonds to perform relatively well in this environment, with the strength of the bond market providing protection as the investment value of convertibles begins to stabilize.

     We intend to maintain PIMCO Convertible Fund's emphasis on high quality, holding mostly investment-grade convertibles, as these issues offer relatively significant downside protection. We plan to target the Fund's delta below-index to minimize the impact of potentially adverse equity market performance while keeping an eye toward companies in the technology and telecom sectors that are poised to recover from the market correction and that offer compelling valuations. The Fund will continue to invest in non-cyclical sectors such as healthcare that are relatively immune from the economic slowdown.

8  PIMCO Funds Annual Report | 3.31.01

PIMCO Convertible Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01


                                                             1 year          3 year       5 year       10 year           Inception
                                                                                                                         (3/31/99)
PIMCO Convertible Fund A Shares                             -22.68%              --           --           --               11.34%
PIMCO Convertible Fund A Shares (adjusted)                  -26.16%              --           --           --                8.81%
PIMCO Convertible Fund B Shares                             -23.24%              --           --           --               10.43%
PIMCO Convertible Fund B Shares (adjusted)                  -26.86%              --           --           --                8.61%
PIMCO Convertible Fund C Shares (adjusted)                  -23.93%              --           --           --               10.51%
Lipper Convertible Securities Fund Avg.                     -15.31%              --           --           --                   --
First Boston Convertible Bond Index                         -18.84%              --           --           --                   --

MATURITY PROFILE

Less than 1 year                       18%
1-5 years                              37%
5-10 years                              1%
10-20 years                            36%
20-30 years                             8%
Duration                         1.3 years

SECTOR BREAKDOWN

Convertible Bonds & Notes            60.5%
Convertible Preferred Stock          36.7%
Other                                 2.8%

QUALITY BREAKDOWN

AA                                     8.6%
A                                     30.9%
BBB                                   38.8%
BB                                    12.2%
B                                      9.5%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                               CONVERTIBLE FUND

                                                                    First Boston
                 PIMCO            PIMCO            PIMCO            Convertible
 MONTH           Convertible A    Convertible B    Convertible C    Bond Index
--------------------------------------------------------------------------------
03/31/1999        9,550           10,000           10,000           10,000
04/30/1999       10,006           10,471           10,471           10,405
05/31/1999       10,184           10,650           10,650           10,309
06/30/1999       10,727           11,219           11,229           10,754
07/31/1999       10,747           11,239           11,240           10,612
08/31/1999       10,727           11,199           11,209           10,643
09/30/1999       10,833           11,308           11,319           10,671
10/31/1999       11,263           11,747           11,758           11,040
11/30/1999       12,084           12,595           12,607           11,888
12/31/1999       13,523           14,083           14,105           13,695
01/31/2000       13,814           14,346           14,357           13,489
02/29/2000       15,285           15,871           15,882           14,905
03/31/2000       15,314           15,885           15,904           14,584
04/30/2000       14,283           14,811           14,831           13,873
05/31/2000       13,836           14,334           14,355           13,129
06/30/2000       14,585           15,107           15,117           13,982
07/31/2000       14,156           14,661           14,671           13,560
08/31/2000       15,246           15,765           15,785           14,603
09/30/2000       14,991           15,531           15,545           14,396
10/31/2000       14,297           14,799           14,812           13,734
11/30/2000       12,497           12,937           12,943           12,071
12/31/2000       13,421           13,882           13,897           12,623
01/31/2001       13,825           14,258           14,272           13,363
02/28/2001       12,325           12,700           12,717           12,339
03/31/2001       11,840           11,795           12,212           11,837

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The portfolio's risk/reward profile is then dynamically managed in order to modestly participate with rising equity prices while protecting against declines. Disciplined company/credit analysis maximizes the portfolio's capital appreciation potential.

* Past performance is no guarantee of future results. The Fund may invest up to 35% of its assets in high yield securities which are lower rated securities, 20% in foreign currencies which can involve special risks due to foreign economic and political developments, emerging markets, and investing in smaller companies. The Fund may have to convert securities before it would otherwise choose to, which may have an adverse effect on the Fund's ability to achieve its investment objective. See page 40 for additional footnotes, which include additional information.

                                           3.31.01 | PIMCO Funds Annual Report 9

AN INTERNATIONAL BOND FUND
PIMCO Emerging Markets Bond Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

PORTFOLIO:
Primarily emerging markets bonds.

DURATION RANGE:
0-8 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$57.6 million

PORTFOLIO MANAGER:
Mohamed El-Erian

[PHOTO]
Mohamed El-Erian
Portfolio Manager

Dr. El-Erian is a managing director and head of the firm's emerging markets portfolio management team. His past experience includes 15 years with the IMF leading policy work on debt and country issues.

Fund Highlights

 .    12.46% return soundly beat Lipper Average.

 .    Slowing worldwide growth pushed emerging markets bonds higher.

 .    Underweight exposure to Argentina proved to be a prescient move.

 .    Expect higher-quality bonds to perform relatively well in the months ahead.

Emerging Markets post strong year

PIMCO Emerging Markets Bond Fund delivered strong results for its shareholders, with Class A shares returning 12.46% for the one-year period ended March 31, 2001. This performance outpaced the Fund's benchmark, the J.P. Morgan Emerging Markets Bond Index, which returned 9.65%, and soundly beat the Lipper Emerging Markets Debt Fund Average's return of 5.22%.

Slowing growth boosts bonds

Emerging market bonds thrived on signs of a slowing economy worldwide, led by the U.S. and the three Federal Reserve rate cuts totaling 150 basis points. Emerging markets bonds performed well for most of the year, buoyed by improved economic fundamentals, stronger economic growth, improvements in liability management, and successful conclusions to debt restructuring. Concerns about possible contagion effects from problem countries such as Argentina and Turkey, however, dragged the sector down in early 2001.

Steering clear of Argentina proves wise

PIMCO Emerging Markets Bond Fund's performance was greatly helped by our underweight position relative to the benchmark in Argentina, as continued financial deterioration, political uncertainty and weakening growth weighed heavily on the market. The Fund's overweight in Brazil also helped returns due to improved liability management, low inflation, strong economic growth and aggressive central bank easings. An emphasis in Bulgaria further boosted returns as it received a favorable ratings upgrade and its political situation stabilized.

     The Fund's overweight in Peru was mostly negative for performance during the year as the political situation there became uncertain and the country had a temporary disruption of its Brady Bond payments. This was mitigated by an agreement with the IMF on an economic program for 2001.

Quality the key

We believe that worldwide economic growth will continue to slow. Banks throughout the world, including our own Federal Reserve, will cut interest rates in order to mitigate this slowdown. In general, we expect bonds to perform relatively well in this environment, especially within the higher quality segment. In particular, countries with demonstrably sustainable economic growth and stable political situations should excel.

     We expect to maintain PIMCO Emerging Markets Bond Fund's high quality bias, keeping its average credit quality above the benchmark. We intend to keep underweight positions in Argentina and Turkey as both countries will continue wrestling with domestic challenges. Meanwhile, we hope to continue overweighting Brazil, where positive fundamentals will likely more than offset short term regional volatility, and to modestly overweight Mexico, given its continued economic improvement and the high probability of a ratings upgrade. We will also continue our strategy of seeking opportunities in non-index countries, and owning issues with high liquidity that provide the flexibility necessary in order to react to dynamic changes in emerging market economies.

10  PIMCO Funds Annual Report | 3.31.01

PIMCO Emerging Markets Bond Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                              1 year     3 year      5 year      10 year       Inception
                                                                                                               (7/31/97)
PIMCO Emerging Markets Bond Fund A Shares                     12.46%      7.66%         --           --            7.04%
PIMCO Emerging Markets Bond Fund A Shares (adjusted)           7.40%      6.02%         --           --            5.71%
PIMCO Emerging Markets Bond Fund B Shares                     11.59%      6.83%         --           --            6.21%
PIMCO Emerging Markets Bond Fund B Shares (adjusted)           6.71%      6.06%         --           --            5.62%
PIMCO Emerging Markets Bond Fund C Shares (adjusted)          10.76%      6.90%         --           --            6.27%
Lipper Emerging Markets Debt Fund Average                      5.22%      1.82%         --           --               --
J.P. Morgan Emerging Markets Bond Index Plus                   9.65%      6.57%         --           --               --

MATURITY PROFILE

Less than 1 year                       30%
1-5 years                               7%
5-10 years                             26%
10-20 years                            18%
20-30 years                            15%
Over 30 years                           4%
Duration                         5.0 years

COUNTRY ALLOCATION

Brazil                               28.7%
Mexico                               19.8%
Russia                               13.2%
Venezuela                             5.8%
Short-Term Instruments                5.1%
Other                                27.4%

QUALITY BREAKDOWN

AAA                                   4.9%
AA                                    1.1%
BBB                                  41.6%
BB                                   43.7%
B                                     8.7%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                          EMERGING MARKETS BOND FUND


             PIMCO Emerging  PIMCO Emerging  PIMCO Emerging J.P. Morgan Emerging
  MONTH      Markets A       Markets B       Markets C      Markets Bond Index
--------------------------------------------------------------------------------
07/31/1997    9,550          10,000          10,000         10,000
08/31/1997    9,434           9,870           9,872          9,960
09/30/1997    9,693          10,134          10,135         10,264
10/31/1997    8,587           8,970           8,971          9,082
11/30/1997    9,038           9,436           9,437          9,513
12/31/1997    9,266           9,668           9,669          9,841
01/31/1998    9,277           9,673           9,674          9,822
02/28/1998    9,538           9,940           9,941         10,103
03/31/1998    9,822          10,228          10,229         10,354
04/30/1998    9,844          10,245          10,245         10,379
05/31/1998    9,524           9,905           9,905         10,025
06/30/1998    9,209           9,571           9,571          9,735
07/31/1998    9,347           9,706           9,706          9,802
08/31/1998    6,741           6,994           6,994          6,985
09/30/1998    7,263           7,531           7,532          7,668
10/31/1998    7,641           7,916           7,919          8,165
11/30/1998    8,250           8,542           8,544          8,645
12/31/1998    8,147           8,430           8,432          8,429
01/31/1999    7,862           8,130           8,133          8,117
02/28/1999    8,016           8,285           8,288          8,233
03/31/1999    8,556           8,838           8,840          8,857
04/30/1999    9,267           9,565           9,569          9,462
05/31/1999    8,684           8,959           8,961          8,922
06/30/1999    8,943           9,221           9,224          9,321
07/31/1999    8,883           9,153           9,155          9,128
08/31/1999    8,867           9,129           9,133          9,115
09/30/1999    9,260           9,529           9,533          9,434
10/31/1999    9,557           9,828           9,832          9,798
11/30/1999    9,814          10,087          10,090         10,075
12/31/1999   10,273          10,552          10,556         10,620
01/31/2000   10,044          10,310          10,314         10,410
02/29/2000   10,635          10,911          10,915         11,080
03/31/2000   10,899          11,175          11,184         11,429
04/30/2000   10,690          10,947          10,970         11,211
05/31/2000   10,479          10,724          10,746         10,925
06/30/2000   10,969          11,218          11,242         11,479
07/31/2000   11,232          11,481          11,505         11,826
08/31/2000   11,621          11,872          11,897         12,243
09/30/2000   11,465          11,705          11,729         12,077
10/31/2000   11,270          11,499          11,523         11,805
11/30/2000   11,325          11,548          11,572         11,745
12/31/2000   11,723          11,945          11,971         12,284
01/31/2001   12,217          12,441          12,467         12,911
02/28/2001   12,159          12,378          12,405         12,706
03/31/2001   12,259          12,219          12,497         12,532

Investment Process

The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager is guided by risk-adjusted real yields. His goal is to identify not only which countries to overweight or underweight, but where on each country's yield curve the Fund should take an exposure.

* Past performance is no guarantee of future results. This Fund may invest at least 80% of its assets in issuers that economically are tied to countries with emerging securities markets. Investing in foreign securities may entail greater risk due to foreign economic and political developments, this risk may be enhanced when investing in emerging markets. The Fund may also invest in high yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 11

AN INTERNATIONAL BOND FUND
PIMCO Foreign Bond Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

PORTFOLIO:
Primarily investment grade foreign bonds.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
12/02/92

TOTAL NET ASSETS:
$674.8 million

PORTFOLIO MANAGER:
Sudi Mariappa

Sudi Mariappa
Portfolio Manager

Mr. Mariappa is lead portfolio manager of PIMCO Foreign Bond and Global Bond II Funds and oversees the firm's Asian trading and portfolio management group in Japan. He has 14 years of investment experience.

Fund Highlights

 .    10.82% return betters benchmark and Lipper Average.

 .    Central bank actions and a volatile Euro caused market opportunities to shift throughout the year.

 .    European exposure boosted returns due to a year-end rally.

 .    Continued global slowdown could lead to central bank rate cuts, creating a positive environment for foreign bonds.

Staying ahead of the pack

I am pleased to report that PIMCO Foreign Bond Fund had a strong twelve months, with Class A shares posting a 10.82% return for the year ending March 31, 2001. This performance surpassed the returns of the Fund's benchmark and its Lipper Average. The Foreign Bond Fund has now significantly outperformed its Lipper Average for the 1-, 3-, 5-year and since-inception periods.

The year's ups and downs

Foreign bond markets offered a mixed bag of opportunities during the year. Japan is a perfect example. Japanese bonds underperformed in 2000, but aggressive actions by the Bank of Japan in the first quarter of 2001 allowed the country's bond market to finish on a high. European bonds were also up and down during the year. A record low Euro dragged down Europe's bond market for most of 2000, until the currency's comeback late in 2000 drew capital back to European markets. But investor confidence fell again in the beginning of 2001 when the European Central Bank (ECB) unexpectedly failed to cut rates. Emerging markets bonds showed some strength in 2000 but interest quickly cooled off as investors became more risk averse and more concerned about credit problems in Turkey and Argentina.

European bonds provide lift

The Fund's overweight position in core European bonds boosted performance due to an end-of-year rally in the European bond markets. Short-term exposure was particularly beneficial because of the expectations that early-maturity interest rates had peaked. Extending the Fund's average duration late in the year was also a positive as yields fell worldwide in response to slower growth.

     Our underweight position in Japan relative to the benchmark hurt overall returns as Japanese Government Bonds maintained their strong performance with the Japanese economy continuing to flounder. The Fund's fairly small long position in the Euro also detracted from performance, since the currency fell amidst concern that the ECB would keep interest rates relatively high, limiting growth prospects.

Opportunities going forward

Looking ahead, we expect to see improving foreign bond market opportunities. We believe global growth will continue to slow as the economic downturn in the U.S. spreads to other countries. Global central banks will likely try to help by cutting rates, and they will probably do so more aggressively than investors currently anticipate. This should create a good environment for foreign bonds.

     To succeed in this market, we intend to maintain an above-benchmark duration for the Fund and focus on shorter maturities. In terms of country allocations, we plan to overweight core Europe and the U.K., underweight Japan, and remain cautious toward emerging markets bonds.

12  PIMCO Funds Annual Report | 3.31.01

PIMCO Foreign Bond Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01


                                                        1 year         3 year       5 year     10 year         Inception
                                                                                                               (12/2/92)
PIMCO Foreign Bond Fund A Shares                        10.82%          6.51%        9.69%         --              9.43%
PIMCO Foreign Bond Fund A Shares (adjusted)              5.83%          4.89%        8.69%         --              8.83%
PIMCO Foreign Bond Fund B Shares                         9.94%          5.72%        8.88%         --              8.76%
PIMCO Foreign Bond Fund B Shares (adjusted)              4.94%          4.85%        8.60%         --              8.76%
PIMCO Foreign Bond Fund C Shares (adjusted)              8.96%          5.70%        8.88%         --              8.62%
Lipper International Income Fund Avg.                    0.00%          1.71%        2.82%         --                 --
J.P. Morgan Non-U.S. Index (Hedged)                     10.36%          7.91%        9.92%         --                 --

MATURITY PROFILE

Less than 1 year                       22%
1-5 years                              19%
5-10 years                             59%
Duration                         6.0 years

COUNTRY ALLOCATION

United States                        40.5%
Germany                              11.9%
Italy                                 9.4%
France                                6.6%
Canada                                6.0%
Short-Term Instruments                6.6%
Other                                19.0%

QUALITY BREAKDOWN

AAA                                  67.4%
AA                                   21.1%
A                                     4.9%
BBB                                   3.9%
BB                                    2.7%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                               FOREIGN BOND FUND

                                                             J.P. Morgan
                                                             Non-U.S.
                 PIMCO          PIMCO         PIMCO          Index
  MONTH          Foreign A      Foreign B     Foreign C      (Hedged)
--------------------------------------------------------------------------------
12/31/1992        9,550         10,000        10,000         10,000
01/31/1993        9,625         10,073        10,073         10,091
02/28/1993        9,833         10,286        10,286         10,274
03/31/1993        9,867         10,314        10,314         10,280
04/30/1993        9,863         10,304        10,304         10,281
05/31/1993        9,949         10,387        10,387         10,338
06/30/1993       10,180         10,623        10,623         10,549
07/31/1993       10,337         10,781        10,781         10,667
08/31/1993       10,584         11,033        11,033         10,889
09/30/1993       10,622         11,067        11,067         10,936
10/31/1993       10,776         11,221        11,221         11,082
11/30/1993       10,803         11,242        11,242         11,159
12/31/1993       11,068         11,511        11,511         11,390
01/31/1994       11,079         11,515        11,515         11,333
02/28/1994       10,782         11,200        11,200         11,078
03/31/1994       10,590         10,994        10,994         10,977
04/30/1994       10,486         10,879        10,879         10,899
05/31/1994       10,329         10,709        10,709         10,779
06/30/1994       10,135         10,501        10,501         10,669
07/31/1994       10,195         10,557        10,557         10,739
08/31/1994       10,091         10,442        10,442         10,636
09/30/1994       10,104         10,448        10,448         10,645
10/31/1994       10,139         10,477        10,477         10,687
11/30/1994       10,285         10,622        10,622         10,838
12/31/1994       10,214         10,541        10,541         10,813
01/31/1995       10,280         10,601        10,601         10,931
02/28/1995       10,343         10,660        10,660         11,072
03/31/1995       10,347         10,656        10,656         11,297
04/30/1995       10,596         10,905        10,905         11,477
05/31/1995       11,008         11,322        11,322         11,854
06/30/1995       10,938         11,243        11,243         11,814
07/31/1995       11,142         11,445        11,445         11,963
08/31/1995       11,351         11,651        11,651         12,067
09/30/1995       11,508         11,806        11,806         12,258
10/31/1995       11,697         11,991        11,991         12,395
11/30/1995       12,152         12,450        12,450         12,667
12/31/1995       12,328         12,623        12,623         12,785
01/31/1996       12,627         12,919        12,919         12,939
02/29/1996       12,354         12,632        12,632         12,787
03/31/1996       12,550         12,826        12,826         12,893
04/30/1996       12,850         13,125        13,125         13,047
05/31/1996       12,895         13,163        13,163         13,136
06/30/1996       13,037         13,299        13,299         13,245
07/31/1996       13,160         13,417        13,417         13,345
08/31/1996       13,478         13,733        13,733         13,522
09/30/1996       13,851         14,107        14,107         13,810
10/31/1996       14,189         14,442        14,442         14,038
11/30/1996       14,528         14,780        14,780         14,319
12/31/1996       14,601         14,845        14,845         14,339
01/31/1997       14,826         15,067        15,070         14,518
02/28/1997       14,900         15,133        15,136         14,611
03/31/1997       14,708         14,929        14,932         14,533
04/30/1997       14,840         15,054        15,057         14,690
05/31/1997       14,912         15,117        15,120         14,767
06/30/1997       15,205         15,406        15,409         15,018
07/31/1997       15,424         15,619        15,622         15,257
08/31/1997       15,356         15,539        15,542         15,275
09/30/1997       15,683         15,859        15,862         15,545
10/31/1997       15,495         15,658        15,661         15,645
11/30/1997       15,700         15,856        15,860         15,757
12/31/1997       15,924         16,072        16,075         15,962
01/31/1998       16,149         16,289        16,292         16,174
02/28/1998       16,293         16,424        16,428         16,318
03/31/1998       16,491         16,615        16,618         16,464
04/30/1998       16,542         16,666        16,660         16,548
05/31/1998       16,680         16,793        16,786         16,774
06/30/1998       16,756         16,860        16,853         16,847
07/31/1998       17,016         17,111        17,104         17,003
08/31/1998       16,875         16,959        16,952         17,338
09/30/1998       17,256         17,332        17,325         17,749
10/31/1998       16,894         16,956        16,949         17,722
11/30/1998       17,205         17,258        17,251         17,914
12/31/1998       17,441         17,482        17,475         17,892
01/31/1999       17,793         17,825        17,818         18,114
02/28/1999       17,613         17,634        17,627         17,993
03/31/1999       17,715         17,726        17,719         18,207
04/30/1999       17,938         17,937        17,930         18,438
05/31/1999       17,651         17,639        17,632         18,363
06/30/1999       17,431         17,406        17,399         18,078
07/31/1999       17,433         17,397        17,391         18,031
08/31/1999       17,302         17,257        17,250         18,063
09/30/1999       17,388         17,333        17,326         18,132
10/31/1999       17,461         17,395        17,388         18,176
11/30/1999       17,489         17,412        17,405         18,281
12/31/1999       17,636         17,546        17,539         18,336
01/31/2000       17,539         17,450        17,432         18,338
02/29/2000       17,734         17,644        17,615         18,473
03/31/2000       17,982         17,891        17,848         18,743
04/30/2000       18,038         17,946        17,885         18,844
05/31/2000       18,141         18,048        17,975         18,995
06/30/2000       18,271         18,178        18,092         19,086
07/31/2000       18,419         18,326        18,227         19,224
08/31/2000       18,395         18,302        18,191         19,227
09/30/2000       18,631         18,536        18,413         19,393
10/31/2000       18,672         18,577        18,442         19,550
11/30/2000       18,943         18,846        18,699         19,896
12/31/2000       19,289         19,191        19,028         20,117
01/31/2001       19,569         19,469        19,292         20,355
02/28/2001       19,675         19,574        19,387         20,530
03/31/2001       19,932         19,831        19,627         20,685

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then uses a top-down country bond allocation model to determine the countries with the best risk-adjusted yields. Bottom-up strategies, including sector rotation and credit research, aid in issue selection.

* Past performance is no guarantee of future results. This Fund may invest at least 85% of its assets in foreign securities, which may entail greater risk due to foreign economic and political developments, may at times invest in derivatives and mortgage related securities. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rated securities. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 13

AN INTERNATIONAL BOND FUND
PIMCO Global Bond Fund II

OBJECTIVE:
Maximum total return, consistent with preservation of capital (U.S. and non-U.S.).

PORTFOLIO:
Primarily investment grade U.S. and foreign bonds.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
10/02/95

TOTAL NET ASSETS:
$76.1 million

PORTFOLIO MANAGER:
Sudi Mariappa

Sudi Mariappa
Portfolio Manager

Mr. Mariappa is lead portfolio manager of PIMCO Foreign Bond and Global Bond II Funds and oversees the firm's Asian trading and portfolio management group in Japan. He has 14 years of investment experience.

Fund Highlights

 .    11.43% return beat Lipper Average by a substantial margin.

 .    U.S. was best-performing market in 2000, although global bond markets rallied later in the year.

 .    Slow global growth could lead to central bank rate cuts, creating a positive environment for bonds worldwide.

Far better than average

I am very pleased to report that PIMCO Global Bond Fund II's Class A shares returned 11.43% for the year ending March 31, 2001. This strong performance was significantly better than the 2.75% return of the Lipper Global Income Fund Average and also surpassed the annual return of its benchmark.

     The Fund has now outperformed its Lipper Average for the 1-, 3-, 5-year and since-inception periods.

U.S. led 2000

     The U.S. was the best-performing bond market for most of 2000, thanks to a slowing economy and investor flight to quality. Global bond markets rallied later in the fiscal year, with Japanese Government Bonds (JGBs) in particular performing well as aggressive steps by the Bank of Japan to counter a deflationary spiral propped up its bond market. European bonds lagged for much of the year, held back by the weak Euro and the fact that the European Central Bank (ECB) was the only major bank that didn't tighten interest rates.

European bonds provide lift

The Fund's overweight position in core European bonds boosted performance due to an end-of-year rally in the European bond markets. Short-term exposure was particularly beneficial because of the expectations that early-maturity interest rates had peaked. Extending the Fund's average duration late in the year was also a positive as yields fell worldwide in response to slower growth.

     Our underweight position in Japan relative to the benchmark hurt overall returns as JGBs maintained their strong performance with the Japanese economy continuing to flounder. The Fund's fairly small long position in the Euro also detracted from performance, since the currency fell amidst concern that the ECB would keep interest rates relatively high, limiting growth prospects.

Forecast good for bonds

At PIMCO, we expect global growth to continue to slow. We believe global central banks will cut rates to help, and that they will do so more aggressively than investors currently anticipate. This should create a good environment for bonds.

     We are positioning the Global Bond Fund II by maintaining an above-benchmark duration and focusing on shorter maturities. In terms of country allocations, we plan to overweight core Europe and the U.K., remain underweight in Japan due to high debt levels, and emphasize lower coupon mortgages in the U.S. We will remain cautious toward emerging markets bonds.

14  PIMCO Funds Annual Report | 3.31.01

PIMCO Global Bond Fund II Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01


                                                       1 year       3 year       5 year    10 year        Inception
                                                                                                          (10/2/95)
PIMCO Global Bond Fund II A Shares                     11.43%        5.84%        8.18%         --            8.72%
PIMCO Global Bond Fund II A Shares (adjusted)           6.42%        4.23%        7.19%         --            7.81%
PIMCO Global Bond Fund II B Shares                     10.60%        5.05%        7.29%         --            7.89%
PIMCO Global Bond Fund II B Shares (adjusted)           5.60%        4.16%        7.01%         --            7.77%
PIMCO Global Bond Fund II C Shares (adjusted)           9.60%        5.04%        7.29%         --            7.89%
Lipper Global Income Fund Average                       2.75%        1.74%        4.05%         --               --
J.P. Morgan Global Index (hedged)                      10.85%        7.65%        9.06%         --               --

MATURITY PROFILE

Less than 1 year                       39%
1-5 years                              17%
5-10 years                             44%
Duration                         6.7 years

COUNTRY ALLOCATION

United States                        43.5%
Germany                              12.3%
Italy                                10.5%
United Kingdom                        6.4%
Canada                                5.5%
Short-Term Instruments                2.4%
Other                                19.4%

QUALITY BREAKDOWN

AAA                                  70.0%
AA                                   19.5%
A                                     4.6%
BBB                                   3.4%
BB                                    2.5%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                              GLOBAL BOND FUND II

                 PIMCO           PIMCO          PIMCO           J.P. Morgan
                 Global Bond     Global Bond    Global Bond     Global Index
  MONTH          II A            II B           II C            (Hedged)
--------------------------------------------------------------------------------
10/31/1995        9,550          10,000         10,000          10,000
11/30/1995        9,869          10,334         10,334          10,191
12/31/1995       10,030          10,502         10,502          10,302
01/31/1996       10,220          10,702         10,702          10,406
02/29/1996       10,026          10,499         10,499          10,257
03/31/1996       10,045          10,512         10,512          10,279
04/30/1996       10,170          10,625         10,625          10,334
05/31/1996       10,162          10,606         10,596          10,373
06/30/1996       10,256          10,677         10,677          10,471
07/31/1996       10,299          10,718         10,718          10,530
08/31/1996       10,552          10,964         10,964          10,614
09/30/1996       10,799          11,214         11,214          10,814
10/31/1996       11,031          11,458         11,448          11,009
11/30/1996       11,303          11,724         11,724          11,215
12/31/1996       11,274          11,697         11,686          11,188
01/31/1997       11,370          11,778         11,778          11,283
02/28/1997       11,448          11,852         11,852          11,334
03/31/1997       11,290          11,681         11,681          11,255
04/30/1997       11,424          11,812         11,812          11,392
05/31/1997       11,514          11,896         11,896          11,468
06/30/1997       11,710          12,092         12,092          11,638
07/31/1997       11,954          12,335         12,335          11,886
08/31/1997       11,910          12,282         12,282          11,844
09/30/1997       12,131          12,502         12,503          12,043
10/31/1997       11,989          12,347         12,348          12,176
11/30/1997       12,074          12,427         12,428          12,254
12/31/1997       12,208          12,558         12,559          12,405
01/31/1998       12,318          12,665         12,664          12,581
02/28/1998       12,389          12,729         12,729          12,632
03/31/1998       12,556          12,893         12,893          12,714
04/30/1998       12,610          12,941         12,941          12,777
05/31/1998       12,677          13,002         13,002          12,936
06/30/1998       12,734          13,053         13,049          13,030
07/31/1998       12,888          13,201         13,197          13,113
08/31/1998       12,750          13,052         13,048          13,412
09/30/1998       13,034          13,337         13,333          13,754
10/31/1998       12,818          13,106         13,102          13,724
11/30/1998       12,986          13,269         13,264          13,821
12/31/1998       13,097          13,373         13,369          13,821
01/31/1999       13,388          13,662         13,658          13,961
02/28/1999       13,182          13,445         13,441          13,774
03/31/1999       13,264          13,520         13,516          13,900
04/30/1999       13,390          13,641         13,636          14,031
05/31/1999       13,184          13,422         13,418          13,947
06/30/1999       13,021          13,249         13,245          13,789
07/31/1999       13,008          13,227         13,223          13,760
08/31/1999       12,948          13,158         13,154          13,775
09/30/1999       13,012          13,215         13,210          13,846
10/31/1999       13,046          13,241         13,237          13,873
11/30/1999       13,025          13,212         13,208          13,921
12/31/1999       13,080          13,259         13,255          13,922
01/31/2000       13,021          13,192         13,188          13,933
02/29/2000       13,173          13,338         13,334          14,074
03/31/2000       13,354          13,513         13,509          14,307
04/30/2000       13,372          13,524         13,519          14,343
05/31/2000       13,418          13,560         13,556          14,428
06/30/2000       13,563          13,697         13,693          14,553
07/31/2000       13,672          13,800         13,796          14,671
08/31/2000       13,707          13,826         13,822          14,739
09/30/2000       13,862          13,974         13,970          14,829
10/31/2000       13,900          14,004         13,999          14,958
11/30/2000       14,063          14,159         14,154          15,240
12/31/2000       14,229          14,316         14,312          15,448
01/31/2001       14,529          14,610         14,605          15,609
02/28/2001       14,657          14,729         14,725          15,762
03/31/2001       14,881          14,851         14,941          15,859

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then uses a top-down country bond allocation model to determine the countries with the best risk-adjusted yields. Bottom-up strategies, including sector rotation and credit research, aid in issue selection.

* Past performance is no guarantee of future results. The Fund may invest at least 65% of its assets in three countries (one of which may be the U.S.), which may entail greater risk due to foreign economic and political developments. The Fund may also invest 10% in high yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 15

A HIGH YIELD BOND FUND
PIMCO High Yield Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily high yield bonds.

DURATION RANGE:
2-6 years

FUND INCEPTION DATE:
12/15/92

TOTAL NET ASSETS:
$2.6 billion

PORTFOLIO MANAGER:
Ben Trosky


[PHOTO]
Ben Trosky
Portfolio Manager

Mr. Trosky is a Managing Director and a senior member of PIMCO's portfolio management and investment strategy groups. He has over 20 years of investment experience.

Fund Highlights

 .    5.44% return outperformed Lipper Average, which returned -3.20%.

 .    Although rising default rates hurt the sector, Fed rate cuts sparked a high yield rally in early 2001.

 .    High credit quality exposure was key to the Fund's solid returns.

 .    Continue to favor relatively high quality going forward.

Outpacing Lipper Average

It is my pleasure to report that PIMCO High Yield Fund Class A shares returned 5.44% for the year ending March 31, 2001, significantly outperforming the Lipper High Current Yield Funds Average return of -3.20%. The Fund did, however, underperform its benchmark, the Lehman Intermediate BB Corporate Index, which rose 11.08%.

Fed sparks rally

After months of deteriorating economic conditions, the Federal Reserve cut rates three times in the first quarter of 2001. This aggressive easing sparked a rally that had high yield bonds outperforming investment-grade sectors in January. Default rates continued to rise, however, and downgrades outpaced upgrades as the economy slowed further.

Credit quality the key

PIMCO High Yield Fund's focus on the upper credit quality tiers of the high yield market helped preserve capital and generate positive returns. An emphasis on non-cyclical industries enhanced performance as this segment was relatively immune to the economic slowdown. The Fund also benefited from its overweight position in industries with steady cash flow, such as cable operators and gaming concerns.

     The Fund's overweight position in telecommunications-related issues hurt performance as reduced growth and limited access to capital caused this sector to lag. The Fund's relatively low exposure to single-B-rated credits detracted from performance when compared to the benchmark as this sector benefited the most from the first-quarter spike.

Quality is the watchword

While the high yield market staged a strong rally to begin 2001, we remain cautious given our forecast for a continued slowdown in the U.S. economy and further contraction of corporate profits. In this environment, we believe that maintaining a defensive posture will be instrumental in preserving capital while providing superior relative performance. We expect to maintain the portfolio's relatively high average quality of BB and to favor larger issues with multiple underwriters. We intend to be overweight in areas we believe to have improving fundamentals as well as in areas with strong cash flows. We will stay underweight in issues from cyclical sectors as they are more sensitive to a slowing economy.

16  PIMCO Funds Annual Report | 3.31.01

PIMCO High Yield Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                     1 year      3 year     5 year 10 year  Inception
                                                                                           (12/15/92)
PIMCO High Yield Fund A Shares                        5.44%       2.83%      6.86%      --      9.00%
PIMCO High Yield Fund A Shares (adjusted)             0.70%       1.27%      5.88%      --      8.40%
PIMCO High Yield Fund B Shares                        4.66%       2.06%      6.07%      --      8.33%
PIMCO High Yield Fund B Shares (adjusted)            -0.17%       1.24%      5.78%      --      8.33%
PIMCO High Yield Fund C Shares (adjusted)             3.69%       2.07%      6.08%      --      8.21%
Lipper High Current Yield Fund Average               -3.20%      -2.07%      3.77%      --        --
Lehman Bros. Int. BB-rated Corp. Index               11.08%       4.95%      7.40%      --        --

MATURITY PROFILE

Less than 1 year                       12%
1-5 years                              32%
5-10 years                             49%
10-20 years                             6%
20-30 years                             1%
Duration                         3.7 years

SECTOR BREAKDOWN

Corporate Bonds & Notes              76.2%
Asset-Backed Securities              10.5%
Short-Term Instruments                6.2%
Other                                 7.1%

QUALITY BREAKDOWN

AAA                                   5.6%
AA                                    1.1%
A                                     2.1%
BBB                                  14.4%
BB                                   44.0%
B                                    32.8%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                                HIGH YIELD FUND

                                                                Lehman Bros.
                  PIMCO High      PIMCO High      PIMCO High    Int. BB-rated
    MONTH         Yield A         Yield B         Yield C       Corp. Index
--------------------------------------------------------------------------------
  12/31/1992       9,550          10,000          10,000        10,000
  01/31/1993       9,764          10,218          10,218        10,211
  02/28/1993       9,941          10,398          10,398        10,361
  03/31/1993      10,138          10,597          10,597        10,478
  04/30/1993      10,243          10,700          10,700        10,566
  05/31/1993      10,315          10,769          10,769        10,644
  06/30/1993      10,592          11,052          11,052        10,870
  07/31/1993      10,664          11,120          11,120        10,980
  08/31/1993      10,780          11,235          11,235        11,107
  09/30/1993      10,831          11,281          11,281        11,188
  10/31/1993      11,118          11,573          11,573        11,338
  11/30/1993      11,200          11,652          11,652        11,368
  12/31/1993      11,293          11,742          11,742        11,465
  01/31/1994      11,530          11,981          11,981        11,657
  02/28/1994      11,525          11,969          11,969        11,644
  03/31/1994      11,177          11,601          11,601        11,288
  04/30/1994      11,076          11,489          11,489        11,221
  05/31/1994      11,154          11,562          11,562        11,231
  06/30/1994      11,166          11,567          11,567        11,265
  07/31/1994      11,267          11,666          11,666        11,402
  08/31/1994      11,359          11,753          11,753        11,523
  09/30/1994      11,434          11,824          11,824        11,544
  10/31/1994      11,436          11,819          11,819        11,571
  11/30/1994      11,387          11,761          11,761        11,492
  12/31/1994      11,520          11,892          11,892        11,563
  01/31/1995      11,629          11,997          11,997        11,749
  02/28/1995      11,945          12,315          12,315        12,106
  03/31/1995      12,115          12,484          12,484        12,220
  04/30/1995      12,376          12,746          12,746        12,465
  05/31/1995      12,731          13,104          13,104        12,831
  06/30/1995      12,832          13,200          13,200        12,944
  07/31/1995      13,000          13,365          13,365        13,062
  08/31/1995      13,096          13,456          13,456        13,138
  09/30/1995      13,275          13,634          13,634        13,280
  10/31/1995      13,465          13,822          13,822        13,384
  11/30/1995      13,625          13,978          13,978        13,553
  12/31/1995      13,852          14,202          14,202        13,767
  01/31/1996      14,072          14,419          14,419        13,990
  02/29/1996      14,083          14,422          14,422        13,940
  03/31/1996      13,968          14,295          14,295        13,867
  04/30/1996      14,025          14,345          14,345        13,862
  05/31/1996      14,068          14,381          14,381        13,881
  06/30/1996      14,122          14,427          14,427        14,031
  07/31/1996      14,243          14,542          14,542        14,107
  08/31/1996      14,471          14,766          14,766        14,221
  09/30/1996      14,804          15,097          15,097        14,527
  10/31/1996      14,948          15,236          15,236        14,729
  11/30/1996      15,267          15,554          15,554        15,026
  12/31/1996      15,416          15,696          15,696        15,059
  01/31/1997      15,570          15,837          15,842        15,203
  02/28/1997      15,805          16,067          16,071        15,386
  03/31/1997      15,593          15,842          15,846        15,203
  04/30/1997      15,755          15,997          16,002        15,392
  05/31/1997      16,110          16,346          16,351        15,655
  06/30/1997      16,343          16,573          16,578        15,857
  07/31/1997      16,760          16,984          16,989        16,330
  08/31/1997      16,750          16,962          16,967        16,174
  09/30/1997      17,026          17,232          17,237        16,428
  10/31/1997      17,038          17,232          17,237        16,484
  11/30/1997      17,197          17,381          17,387        16,600
  12/31/1997      17,386          17,562          17,567        16,752
  01/31/1998      17,680          17,847          17,852        16,953
  02/28/1998      17,770          17,927          17,932        17,031
  03/31/1998      17,903          18,051          18,056        17,140
  04/30/1998      17,943          18,080          18,085        17,228
  05/31/1998      18,029          18,156          18,161        17,340
  06/30/1998      18,157          18,272          18,279        17,446
  07/31/1998      18,344          18,447          18,454        17,536
  08/31/1998      17,603          17,691          17,698        17,052
  09/30/1998      17,821          17,898          17,905        17,414
  10/31/1998      17,639          17,705          17,712        17,191
  11/30/1998      18,378          18,436          18,443        17,603
  12/31/1998      18,452          18,497          18,504        17,714
  01/31/1999      18,690          18,724          18,731        17,897
  02/28/1999      18,531          18,554          18,561        17,764
  03/31/1999      18,679          18,689          18,697        17,892
  04/30/1999      18,985          18,984          18,992        18,075
  05/31/1999      18,617          18,605          18,612        17,856
  06/30/1999      18,608          18,584          18,592        17,815
  07/31/1999      18,652          18,618          18,625        17,883
  08/31/1999      18,574          18,528          18,536        17,770
  09/30/1999      18,580          18,523          18,530        17,843
  10/31/1999      18,552          18,484          18,491        17,782
  11/30/1999      18,802          18,722          18,730        17,933
  12/31/1999      18,894          18,803          18,810        18,104
  01/31/2000      18,804          18,713          18,709        17,975
  02/29/2000      18,843          18,752          18,739        18,009
  03/31/2000      18,463          18,373          18,347        17,838
  04/30/2000      18,498          18,408          18,371        17,899
  05/31/2000      18,400          18,310          18,262        17,906
  06/30/2000      18,746          18,655          18,595        18,293
  07/31/2000      18,888          18,796          18,725        18,597
  08/31/2000      19,154          19,061          18,978        18,883
  09/30/2000      19,091          18,999          18,902        18,790
  10/31/2000      18,696          18,605          18,499        18,507
  11/30/2000      18,337          18,248          18,133        18,410
  12/31/2000      18,733          18,642          18,514        18,779
  01/31/2001      19,499          19,405          19,260        19,470
  02/28/2001      19,700          19,605          19,447        19,748
  03/31/2001      19,464          19,369          19,200        19,815

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The Fund focuses on upper-tier credits of the high yield market because historically they have delivered the best risk-return profile. Importantly, income, capital appreciation and capital preservation are all considered in structuring the portfolio.

* Past performance is no guarantee of future results. This Fund may invest at least 65% of its assets in high yield securities rated below investment grade but rated at least B by Moody's or S&P. This Fund may also invest in foreign securities, which may entail greater risk due to foreign economic and political developments, and may at times invest in derivatives and mortgage-related securities. An investment in high yield securities, lower rated securities generally involves greater risk to principal than an investment in higher-rated bonds. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 17

A LONG DURATION BOND FUND
PIMCO Long-Term U.S. Government Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily longer-term U.S. Government securities.

DURATION RANGE:
Greater than or equal to 8 years

FUND INCEPTION DATE:
7/01/91

TOTAL NET ASSETS:
$481.0 million

PORTFOLIO MANAGER:
Jim Keller

[PHOTO]

Jim Keller
Portfolio Manager

Mr. Keller is the Treasury/futures specialist at PIMCO. He currently serves on the U.S. Treasury Borrowing Advisory Committee and has 14 years of investment experience.


Fund Highlights

 .    15.07% return substantially outpaced Lipper Average.

 .    Treasury yields rallied as the Fed eased and the economy slowed.

 .    Above-benchmark duration contributed to outperformance.

 .    Foresee continued economic weakness, which bodes well for high-quality bonds.

Beating its benchmark

PIMCO Long-Term U.S. Government Fund delivered strong results for its shareholders, with Class A shares returning 15.07% for the one-year period ended March 31, 2001. This performance significantly bettered both the Fund's benchmark, the Lehman Long-Term U.S. Treasury Index, which returned 12.83%, and the Lipper General U.S. Government Fund Average, which returned 11.41%.

Bond market shows strength

PIMCO Long-Term U.S. Government Fund's total return for the year was supported by one of the stronger bond markets in recent memory. With the economy slowing sharply, default rates and downgrades rising in the corporate sector and investors anticipating further aggressive Federal Reserve easing, Treasury securities became the bond investment of choice. As a result, yields fell, prices rose, and higher quality bonds outperformed lower quality issues.

Longer duration pays off

The Fund's emphasis throughout the year on an above-benchmark duration boosted returns, as Treasury yields fell substantially across all maturity dates. In addition, the Fund's holdings in higher quality areas of the bond market like mortgages helped performance for most of the year as their relatively high yields and solid credit quality offset increased market volatility. Real return bonds also boosted returns as real yields outperformed the nominal yields on similar issues.

     The Fund's underweight in intermediate term securities detracted slightly from performance as these yields fell further than their longer-term counterparts. The Fund's modest exposure to corporate securities also hurt performance due to widening yield premiums as concerns about a slowing economy drove investors to higher quality areas of the bond market.

Economic weakness to continue

We believe that the U.S. economy will continue to struggle over the next two or three quarters, leading a worldwide slowdown. Banks throughout the world, including our own Federal Reserve, will cut interest rates in order to mitigate this slowdown. As a result, bonds should continue to perform well.

     In the months ahead, we intend to target the Fund's duration above the benchmark as the weak economy and the prospects for further Fed easing put a ceiling on rates. We expect to remain underweight in intermediate-term issues in favor of more attractively priced longer maturity bonds. We further hope to maintain our high quality stance in the face of continued economic weakness and credit erosion, emphasizing mortgages and real return bonds.

18  PIMCO Funds Annual Report | 3.31.01

PIMCO Long-Term U.S. Gov't. Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                             1 year      3 year    5 year     10 year     Inception
                                                                                                           (7/1/91)
PIMCO Long-Term U.S. Gov't. Fund A Shares                    15.07%       7.60%     9.20%         --         10.87%
PIMCO Long-Term U.S. Gov't. Fund A Shares (adjusted)          9.89%       5.96%     8.20%         --         10.35%
PIMCO Long-Term U.S. Gov't. Fund B Shares                    14.22%       6.79%     8.36%         --         10.28%
PIMCO Long-Term U.S. Gov't. Fund B Shares (adjusted)          9.22%       5.91%     8.07%         --         10.28%
PIMCO Long-Term U.S. Gov't. Fund C Shares (adjusted)         13.24%       6.80%     8.39%         --         10.07%
Lipper General U.S. Gov't. Fund Avg.                         11.41%       5.84%     6.48%         --            --
Lehman Long-Term Treasury Index                              12.83%       7.56%     9.09%         --            --

MATURITY PROFILE

1-5 years                               6%
5-10 years                             14%
10-20 years                            37%
20-30 years                            43%
Duration                        11.0 years

SECTOR BREAKDOWN

U.S. Treasury Obligations            41.5%
Mortgage-Backed Securities           39.0%
U.S. Government Agencies              8.8%
Other                                10.7%

QUALITY BREAKDOWN

AAA                                  95.0%
AA                                    2.3%
A                                     2.7%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                        LONG-TERM U.S. GOVERNMENT FUND

                                                          PIMCO             Lehman Int.
                     PIMCO Long-Term    PIMCO Long-Term   Long-Term U.S.    Lehman Long-Term   & 20+ yr.        Lehman Bros.
    MONTH            U.S. Gov't. A      U.S. Gov't. B     Gov't. C          Treas. Index       Treas. Index     Agg. Bond Index
-------------------------------------------------------------------------------------------------------------------------------
  06/30/1991          9,550             10,000            10,000            10,000             10,000           10,000
  07/31/1991          9,678             10,128            10,128            10,149             10,157           10,139
  08/31/1991         10,051             10,511            10,511            10,499             10,508           10,358
  09/30/1991         10,385             10,855            10,855            10,830             10,831           10,568
  10/31/1991         10,435             10,900            10,900            10,854             10,848           10,686
  11/30/1991         10,572             11,037            11,037            10,914             10,900           10,784
  12/31/1991         11,265             11,755            11,755            11,565             11,550           11,104
  01/31/1992         10,944             11,413            11,413            11,202             11,191           10,953
  02/29/1992         10,997             11,462            11,462            11,268             11,250           11,024
  03/31/1992         10,958             11,416            11,416            11,144             11,126           10,962
  04/30/1992         10,901             11,350            11,350            11,133             11,102           11,041
  05/31/1992         11,287             11,745            11,745            11,442             11,414           11,249
  06/30/1992         11,447             11,906            11,906            11,608             11,564           11,404
  07/31/1992         11,986             12,458            12,458            12,091             12,046           11,637
  08/31/1992         12,223             12,697            12,697            12,175             12,123           11,755
  09/30/1992         12,436             12,911            12,911            12,367             12,300           11,894
  10/31/1992         12,123             12,579            12,579            12,107             12,046           11,736
  11/30/1992         12,247             12,701            12,701            12,153             12,112           11,739
  12/31/1992         12,567             13,025            13,025            12,486             12,443           11,926
  01/31/1993         12,898             13,361            13,361            12,842             12,777           12,154
  02/28/1993         13,413             13,886            13,886            13,271             13,187           12,367
  03/31/1993         13,482             13,948            13,948            13,304             13,217           12,419
  04/30/1993         13,583             14,046            14,046            13,407             13,315           12,505
  05/31/1993         13,632             14,088            14,088            13,451             13,371           12,521
  06/30/1993         14,304             14,776            14,776            14,020             13,901           12,748
  07/31/1993         14,508             14,978            14,978            14,246             14,133           12,820
  08/31/1993         15,058             15,538            15,538            14,818             14,663           13,045
  09/30/1993         15,103             15,577            15,577            14,870             14,703           13,081
  10/31/1993         15,177             15,644            15,644            14,977             14,809           13,130
  11/30/1993         14,761             15,208            15,208            14,594             14,468           13,018
  12/31/1993         14,856             15,296            15,296            14,640             14,505           13,088
  01/31/1994         15,191             15,632            15,632            14,992             14,828           13,265
  02/28/1994         14,593             15,009            15,009            14,377             14,253           13,035
  03/31/1994         13,995             14,383            14,383            13,746             13,651           12,713
  04/30/1994         13,751             14,124            14,124            13,584             13,488           12,612
  05/31/1994         13,703             14,066            14,066            13,494             13,388           12,610
  06/30/1994         13,619             13,972            13,972            13,366             13,259           12,582
  07/31/1994         13,953             14,304            14,304            13,819             13,722           12,832
  08/31/1994         13,980             14,321            14,321            13,717             13,605           12,848
  09/30/1994         13,539             13,860            13,860            13,285             13,161           12,659
  10/31/1994         13,446             13,755            13,755            13,238             13,119           12,648
  11/30/1994         13,400             13,700            13,700            13,316             13,203           12,620
  12/31/1994         13,702             13,999            13,999            13,521             13,411           12,707
  01/31/1995         14,055             14,350            14,350            13,869             13,767           12,958
  02/28/1995         14,537             14,833            14,833            14,263             14,141           13,266
  03/31/1995         14,701             14,992            14,992            14,385             14,269           13,348
  04/30/1995         14,948             15,235            15,235            14,641             14,517           13,534
  05/31/1995         16,089             16,387            16,387            15,764             15,584           14,058
  06/30/1995         16,268             16,561            16,561            15,947             15,759           14,161
  07/31/1995         15,981             16,259            16,259            15,692             15,518           14,129
  08/31/1995         16,338             16,612            16,612            16,041             15,849           14,300
  09/30/1995         16,686             16,956            16,956            16,336             16,128           14,439
  10/31/1995         17,091             17,359            17,359            16,793             16,558           14,627
  11/30/1995         17,506             17,771            17,771            17,213             16,942           14,846
  12/31/1995         17,960             18,220            18,220            17,671             17,364           15,054
  01/31/1996         17,983             18,233            18,233            17,671             17,376           15,154
  02/29/1996         17,140             17,369            17,369            16,817             16,586           14,891
  03/31/1996         16,819             17,034            17,034            16,483             16,271           14,787
  04/30/1996         16,441             16,640            16,640            16,207             16,014           14,704
  05/31/1996         16,457             16,645            16,645            16,123             15,939           14,674
  06/30/1996         16,783             16,963            16,963            16,467             16,268           14,871
  07/31/1996         16,723             16,892            16,892            16,473             16,274           14,912
  08/31/1996         16,601             16,758            16,758            16,267             16,072           14,887
  09/30/1996         17,057             17,208            17,208            16,716             16,505           15,146
  10/31/1996         17,784             17,929            17,929            17,373             17,133           15,482
  11/30/1996         18,447             18,587            18,587            17,953             17,667           15,747
  12/31/1996         18,017             18,142            18,142            17,517             17,263           15,601
  01/31/1997         17,924             18,026            18,043            17,393             17,139           15,648
  02/28/1997         17,959             18,050            18,068            17,400             17,146           15,687
  03/31/1997         17,507             17,586            17,602            16,954             16,721           15,514
  04/30/1997         17,897             17,966            17,980            17,363             17,115           15,746
  05/31/1997         18,103             18,161            18,176            17,557             17,304           15,895
  06/30/1997         18,454             18,503            18,518            17,896             17,633           16,083
  07/31/1997         19,473             19,513            19,527            18,947             18,618           16,517
  08/31/1997         18,976             19,002            19,017            18,420             18,136           16,376
  09/30/1997         19,466             19,481            19,497            18,927             18,608           16,618
  10/31/1997         20,122             20,124            20,140            19,564             19,198           16,859
  11/30/1997         20,307             20,295            20,313            19,825             19,443           16,936
  12/31/1997         20,648             20,621            20,640            20,158             19,747           17,107
  01/31/1998         21,026             20,984            21,003            20,567             20,129           17,326
  02/28/1998         20,877             20,823            20,842            20,419             19,999           17,313
  03/31/1998         20,971             20,904            20,923            20,462             20,043           17,373
  04/30/1998         21,084             21,004            21,023            20,537             20,117           17,464
  05/31/1998         21,487             21,393            21,412            20,930             20,475           17,629
  06/30/1998         21,983             21,874            21,892            21,415             20,919           17,779
  07/31/1998         21,961             21,852            21,855            21,325             20,845           17,817
  08/31/1998         22,881             22,768            22,757            22,287             21,704           18,107
  09/30/1998         23,801             23,683            23,643            23,103             22,427           18,531
  10/31/1998         23,149             23,034            22,981            22,754             22,155           18,433
  11/30/1998         23,230             23,115            23,043            22,929             22,281           18,537
  12/31/1998         23,337             23,221            23,133            22,881             22,265           18,593
  01/31/1999         23,507             23,391            23,290            23,087             22,448           18,726
  02/28/1999         22,435             22,324            22,214            21,951             21,442           18,399
  03/31/1999         22,521             22,409            22,285            21,900             21,406           18,501
  04/30/1999         22,548             22,436            22,296            21,931             21,433           18,559
  05/31/1999         22,135             22,025            21,875            21,587             21,136           18,397
  06/30/1999         21,922             21,814            21,652            21,358             20,940           18,338
  07/31/1999         21,789             21,681            21,504            21,255             20,847           18,260
  08/31/1999         21,612             21,505            21,317            21,173             20,779           18,251
  09/30/1999         21,828             21,720            21,518            21,329             20,931           18,463
  10/31/1999         21,868             21,759            21,544            21,342             20,938           18,531
  11/30/1999         21,721             21,614            21,386            21,197             20,812           18,529
  12/31/1999         21,389             21,283            21,044            20,881             20,496           18,440
  01/31/2000         21,479             21,372            21,122            21,180             20,785           18,380
  02/29/2000         22,121             22,011            21,741            21,819             21,405           18,602
  03/31/2000         22,712             22,599            22,306            22,566             22,091           18,847
  04/30/2000         22,578             22,466            22,161            22,385             21,912           18,793
  05/31/2000         22,449             22,338            22,021            22,304             21,844           18,784
  06/30/2000         23,129             23,014            22,675            22,788             22,284           19,175
  07/31/2000         23,538             23,422            23,063            23,180             22,663           19,349
  08/31/2000         24,059             23,939            23,559            23,709             23,136           19,630
  09/30/2000         23,772             23,655            23,265            23,422             22,768           19,753
  10/31/2000         24,184             24,064            23,653            23,787             23,094           19,884
  11/30/2000         24,977             24,853            24,412            24,539             23,759           20,209
  12/31/2000         25,641             25,514            25,045            25,116             24,271           20,584
  01/31/2001         25,782             25,654            25,165            25,158             24,344           20,921
  02/28/2001         26,282             26,152            25,638            25,589             24,713           21,103
  03/31/2001         26,133             26,003            25,479            25,461             24,626           21,209

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than react to short-term events with extreme duration shifts, the Fund operates within a moderate duration range in accordance with the firm's long-term outlook. PIMCO's interest rate volatility forecast is key and guides sector and security decisions.

* Past performance is no guarantee of future results. The Fund may invest at least 65% of its assets in securities that are issued or guaranteed by the U.S. Government or agencies. The Fund is not guaranteed by the U.S. Government, the guarantee is to timely repayment of principal and interest of the securities held by the Fund. The Fund's net asset value and yield are not guaranteed by the U.S. Government nor its agencies. Guarantee does not eliminate market risk. The Fund may at times invest in derivatives and mortgage related securities. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 19

A SHORT DURATION BOND FUND
PIMCO Low Duration Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily shorter-term, investment grade bonds.

DURATION RANGE:
1-3 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$4.6 billion

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]
Bill Gross
Portfolio Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Recently, Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund Highlights

 .    8.93% return kept pace with Lipper Average.

 .    Fund's performance was supported by a strong U.S. bond market.

 .    Above-Index duration boosted returns.

 .    Continued economic weakness should bode well for higher-quality bonds.

Solid results highlight year

I am pleased to report an 8.93% total return for PIMCO Low Duration Fund's Class A shares for the year ending March 31, 2001. This result underper-formed the Fund's benchmark Merrill Lynch 1-3 Year Treasury Index return of 9.60% but virtually mirrored its Lipper Average, which returned 8.97%.

Bond market shows strength

PIMCO Low Duration Fund's total return for the year was supported by one of the stronger bond markets in recent years. With the economy slowing sharply, default rates and downgrades rising in the corporate sector and investors anticipating further aggressive Federal Reserve easing, Treasury yields fell and higher quality bonds outperformed lower quality issues.

Longer duration pays off

PIMCO Low Duration Fund's emphasis throughout the year on longer-than-benchmark duration boosted returns, as yields on short- to intermediate-maturity fell substantially. In addition, our broader-than-index maturity distribution enhanced performance as these yields fell the most. The Fund's allocation to mortgage-backed securities also helped returns as higher yields offset the incremental risk associated with this sector.

     The Fund's position in investment-grade corporate debt slightly hurt performance as concerns about a slowing economy drove investors to higher quality areas of the bond market. Below-investment-grade holdings also hurt performance, as corporate profitability eroded and default rates increased.

Economic weakness to continue

We believe that growth will weaken globally, led by the U.S., which will continue to struggle over the next two or three quarters. We expect bonds to perform relatively well in this environment, although risk of further credit erosion is a very real concern. We therefore intend to target the Fund's duration above the benchmark and continue to focus on high quality areas of the bond market like mortgage-backed securities, which offer strong credit quality and attractive yields. In addition, we anticipate maintaining a broad maturity structure to take advantage of value across the entire yield curve, especially in mortgages and high-quality corporates.

20  PIMCO Funds Annual Report | 3.31.01

PIMCO Low Duration Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01


                                                              1 year        3 year      5 year      10 year      Inception
                                                                                                                 (5/11/87)
PIMCO Low Duration Fund A Shares                              8.93%         5.93%        6.55%        6.85%          7.38%
PIMCO Low Duration Fund A Shares (adjusted)                   5.67%         4.86%        5.90%        6.53%          7.15%
PIMCO Low Duration Fund B Shares                              8.12%         5.13%        5.75%        6.30%          6.98%
PIMCO Low Duration Fund B Shares (adjusted)                   3.12%         4.24%        5.43%        6.30%          6.98%
PIMCO Low Duration Fund C Shares (adjusted)                   7.39%         5.40%        6.03%        6.33%          6.86%
Lipper Shrt. Inv. Grade Debt Fund Average                     8.97%         5.81%        5.94%        6.29%             --
Merrill Lynch 1-3 yr. Treasury Index                          9.60%         6.44%        6.43%        6.48%             --

MATURITY PROFILE

1-5 years                              93%
5-10 years                              6%
Over 30 years                           1%
Duration                         2.2 years

SECTOR BREAKDOWN

Mortgage-Backed Securities           59.6%
Corporate Bonds & Notes              25.7%
Other                                14.7%

QUALITY BREAKDOWN

AAA                                  69.4%
AA                                    4.5%
A                                    14.8%
BBB                                   9.7%
BB                                    1.6%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                               LOW DURATION FUND

                PIMCO Low      PIMCO Low       PIMCO Low     Merrill Lynch 1-3
   MONTH        Duration A     Duration B      Duration C    yr. Treas. Index
-------------------------------------------------------------------------------
 05/31/1987      9,700         10,000          10,000        10,000
 06/30/1987      9,786         10,083          10,085        10,109
 07/31/1987      9,819         10,109          10,114        10,158
 08/31/1987      9,813         10,097          10,104        10,167
 09/30/1987      9,785         10,063          10,072        10,127
 10/31/1987      9,940         10,215          10,227        10,351
 11/30/1987     10,048         10,320          10,334        10,414
 12/31/1987     10,103         10,370          10,387        10,480
 01/31/1988     10,266         10,531          10,550        10,648
 02/29/1988     10,337         10,598          10,619        10,735
 03/31/1988     10,398         10,653          10,677        10,756
 04/30/1988     10,437         10,687          10,713        10,772
 05/31/1988     10,457         10,700          10,728        10,756
 06/30/1988     10,551         10,788          10,821        10,868
 07/31/1988     10,603         10,835          10,869        10,876
 08/31/1988     10,641         10,867          10,904        10,899
 09/30/1988     10,735         10,956          10,996        11,026
 10/31/1988     10,830         11,046          11,088        11,136
 11/30/1988     10,840         11,050          11,094        11,106
 12/31/1988     10,884         11,087          11,134        11,132
 01/31/1989     10,970         11,168          11,217        11,219
 02/28/1989     10,983         11,175          11,226        11,219
 03/31/1989     11,021         11,206          11,260        11,270
 04/30/1989     11,147         11,327          11,384        11,443
 05/31/1989     11,372         11,548          11,608        11,614
 06/30/1989     11,615         11,788          11,852        11,831
 07/31/1989     11,781         11,948          12,015        12,006
 08/31/1989     11,723         11,882          11,950        11,932
 09/30/1989     11,778         11,929          12,000        12,003
 10/31/1989     11,928         12,075          12,149        12,184
 11/30/1989     12,032         12,172          12,250        12,299
 12/31/1989     12,089         12,222          12,303        12,348
 01/31/1990     12,077         12,202          12,284        12,358
 02/28/1990     12,155         12,274          12,359        12,416
 03/31/1990     12,216         12,328          12,416        12,457
 04/30/1990     12,204         12,308          12,399        12,482
 05/31/1990     12,405         12,502          12,597        12,673
 06/30/1990     12,534         12,625          12,723        12,806
 07/31/1990     12,667         12,750          12,853        12,966
 08/31/1990     12,687         12,761          12,867        13,005
 09/30/1990     12,752         12,819          12,927        13,111
 10/31/1990     12,840         12,898          13,010        13,255
 11/30/1990     12,988         13,039          13,155        13,386
 12/31/1990     13,123         13,167          13,286        13,548
 01/31/1991     13,238         13,275          13,398        13,672
 02/28/1991     13,339         13,367          13,494        13,754
 03/31/1991     13,447         13,468          13,598        13,846
 04/30/1991     13,605         13,619          13,753        13,977
 05/31/1991     13,706         13,711          13,849        14,062
 06/30/1991     13,788         13,785          13,927        14,119
 07/31/1991     13,936         13,924          14,070        14,242
 08/31/1991     14,130         14,110          14,260        14,437
 09/30/1991     14,309         14,280          14,436        14,593
 10/31/1991     14,428         14,390          14,550        14,750
 11/30/1991     14,578         14,531          14,695        14,903
 12/31/1991     14,817         14,761          14,930        15,131
 01/31/1992     14,824         14,759          14,932        15,107
 02/29/1992     14,893         14,818          14,995        15,160
 03/31/1992     14,895         14,813          14,992        15,154
 04/30/1992     14,995         14,903          15,086        15,293
 05/31/1992     15,142         15,040          15,228        15,432
 06/30/1992     15,279         15,166          15,359        15,590
 07/31/1992     15,476         15,353          15,551        15,765
 08/31/1992     15,573         15,440          15,643        15,903
 09/30/1992     15,723         15,579          15,786        16,055
 10/31/1992     15,723         15,568          15,780        15,959
 11/30/1992     15,726         15,562          15,777        15,933
 12/31/1992     15,885         15,710          15,930        16,084
 01/31/1993     16,029         15,842          16,067        16,251
 02/28/1993     16,213         16,015          16,245        16,390
 03/31/1993     16,299         16,090          16,325        16,439
 04/30/1993     16,371         16,151          16,390        16,541
 05/31/1993     16,384         16,154          16,397        16,495
 06/30/1993     16,541         16,300          16,548        16,616
 07/31/1993     16,593         16,339          16,591        16,655
 08/31/1993     16,749         16,483          16,740        16,800
 09/30/1993     16,807         16,530          16,792        16,855
 10/31/1993     16,917         16,628          16,894        16,888
 11/30/1993     16,927         16,628          16,898        16,892
 12/31/1993     17,040         16,728          17,002        16,954
 01/31/1994     17,127         16,801          17,081        17,063
 02/28/1994     17,047         16,714          16,995        16,954
 03/31/1994     16,966         16,624          16,907        16,870
 04/30/1994     16,904         16,552          16,838        16,810
 05/31/1994     16,878         16,517          16,806        16,834
 06/30/1994     16,907         16,546          16,827        16,884
 07/31/1994     17,057         16,693          16,970        17,029
 08/31/1994     17,124         16,758          17,028        17,089
 09/30/1994     17,091         16,726          16,989        17,050
 10/31/1994     17,083         16,718          16,974        17,088
 11/30/1994     17,080         16,714          16,964        17,012
 12/31/1994     17,064         16,699          16,942        17,050
 01/31/1995     17,216         16,848          17,086        17,288
 02/28/1995     17,426         17,053          17,287        17,525
 03/31/1995     17,491         17,117          17,344        17,623
 04/30/1995     17,704         17,325          17,547        17,780
 05/31/1995     18,019         17,634          17,852        18,091
 06/30/1995     18,106         17,718          17,931        18,188
 07/31/1995     18,106         17,718          17,924        18,263
 08/31/1995     18,296         17,904          18,105        18,372
 09/30/1995     18,453         18,058          18,253        18,461
 10/31/1995     18,584         18,187          18,376        18,617
 11/30/1995     18,794         18,392          18,576        18,782
 12/31/1995     19,010         18,604          18,782        18,926
 01/31/1996     19,143         18,734          18,906        19,087
 02/29/1996     19,013         18,607          18,770        19,006
 03/31/1996     18,998         18,592          18,747        18,989
 04/30/1996     18,998         18,592          18,740        19,005
 05/31/1996     19,009         18,603          18,744        19,044
 06/30/1996     19,196         18,785          18,920        19,181
 07/31/1996     19,253         18,841          18,969        19,256
 08/31/1996     19,342         18,928          19,047        19,323
 09/30/1996     19,609         19,189          19,302        19,498
 10/31/1996     19,883         19,458          19,565        19,717
 11/30/1996     20,144         19,713          19,813        19,868
 12/31/1996     20,081         19,652          19,744        19,868
 01/31/1997     20,242         19,809          19,896        19,962
 02/28/1997     20,317         19,882          19,961        20,007
 03/31/1997     20,227         19,795          19,866        20,000
 04/30/1997     20,466         20,028          20,092        20,163
 05/31/1997     20,630         20,189          20,245        20,301
 06/30/1997     20,784         20,340          20,388        20,440
 07/31/1997     21,113         20,661          20,700        20,665
 08/31/1997     21,094         20,643          20,671        20,684
 09/30/1997     21,271         20,816          20,837        20,841
 10/31/1997     21,420         20,962          20,976        20,996
 11/30/1997     21,476         21,016          21,029        21,047
 12/31/1997     21,632         21,170          21,176        21,191
 01/31/1998     21,790         21,324          21,320        21,396
 02/28/1998     21,858         21,390          21,378        21,415
 03/31/1998     21,943         21,474          21,452        21,502
 04/30/1998     22,055         21,583          21,553        21,603
 05/31/1998     22,187         21,713          21,674        21,718
 06/30/1998     22,234         21,759          21,709        21,831
 07/31/1998     22,332         21,854          21,793        21,933
 08/31/1998     22,412         21,933          21,863        22,209
 09/30/1998     22,860         22,372          22,291        22,503
 10/31/1998     22,817         22,329          22,240        22,613
 11/30/1998     22,942         22,452          22,354        22,594
 12/31/1998     23,075         22,582          22,472        22,673
 01/31/1999     23,170         22,675          22,555        22,763
 02/28/1999     23,040         22,548          22,420        22,652
 03/31/1999     23,229         22,733          22,595        22,810
 04/30/1999     23,343         22,844          22,694        22,883
 05/31/1999     23,261         22,764          22,606        22,868
 06/30/1999     23,266         22,769          22,599        22,940
 07/31/1999     23,259         22,762          22,583        23,012
 08/31/1999     23,266         22,769          22,581        23,079
 09/30/1999     23,431         22,930          22,732        23,229
 10/31/1999     23,520         23,017          22,809        23,291
 11/30/1999     23,612         23,107          22,889        23,335
 12/31/1999     23,647         23,142          22,914        23,368
 01/31/2000     23,610         23,105          22,871        23,359
 02/29/2000     23,772         23,264          23,020        23,515
 03/31/2000     23,939         23,427          23,169        23,661
 04/30/2000     23,984         23,472          23,204        23,722
 05/31/2000     24,049         23,535          23,257        23,820
 06/30/2000     24,331         23,810          23,520        24,067
 07/31/2000     24,469         23,946          23,645        24,219
 08/31/2000     24,733         24,205          23,891        24,398
 09/30/2000     24,850         24,318          23,993        24,573
 10/31/2000     24,842         24,311          23,977        24,705
 11/30/2000     25,029         24,493          24,147        24,939
 12/31/2000     25,351         24,809          24,449        25,236
 01/31/2001     25,755         25,204          24,828        25,552
 02/28/2001     25,873         25,320          24,934        25,718
 03/31/2001     26,077         25,520          25,121        25,933

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then employs a number of value-adding strategies, including duration management, sector allocation and liquidity management. Investment in a wide range of short-term instruments further enhances total return potential.

* Past performance is no guarantee of future results. The fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rated securities, may at times invest in derivatives and mortgage related securities. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 21

A SHORT DURATION BOND FUND
PIMCO Money Market Fund

OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Primarily money market instruments.

DURATION RANGE:
Less than or equal to 90 days dollar-weighted average maturity.

FUND INCEPTION DATE:
3/01/91

TOTAL NET ASSETS:
$348.9 million

PORTFOLIO MANAGER:
Paul McCulley

[PHOTO]
Paul McCulley
Portfolio Manager

Mr. McCulley is Managing Director, responsible for supervising short-term investment strategies at PIMCO. He has 19 years of investment experience.


Fund Highlights

 .    Fund has beaten Lipper Average over the 1-, 3- 5-year and since inception periods.

 .    Sector strategies were positive for performance, as was a slowing U.S.
     economy.

 .    Anticipate continued economic weakness, which bodes well for higher-quality issues.

Long-term performance remains strong

PIMCO Money Market Fund posted solid results for the 12-month period ended March, 31, 2001. Our Class A shares returned 5.94%, slightly trailing the benchmark, but once again surpassing the Lipper Money Market Fund Average. As of the end of this fiscal year, the Fund has beaten its Lipper Index over the 1-, 3-, 5-year and since-inception periods.

Slowing economy drives down yields

Slower U.S. growth, combined with three rate cuts by the Federal Reserve, drove Treasury yields down and bond prices up over the past year. High quality commercial paper yields also fell modestly, particularly during the second half of the period.

Sector strategies bring results

Our performance during the year was aided by holdings in high quality commercial paper and short-maturity corporates. These securities paid an attractive yield premium compared to similar maturity Treasuries. In fact, over the year the yield difference between three-month commercial paper yields and relative Treasuries grew by 0.18%, reaching 0.58% on March 31, 2001.

     Unfortunately, Fed easing at the end of the fiscal year drove down commercial paper yields. We were therefore forced to reinvest assets at lower rates, which reduced our return potential.

Stay focused on commercial paper

Looking ahead, we expect the U.S. economy to continue struggling. The Federal Reserve will probably ease again to mitigate this slowdown, with the nominal fed funds rate moving down to the 4% range. Commercial paper rates could continue to fall in this environment, but their premium over like-maturity Treasury issues may rise. We believe that higher quality issues will offer the best risk/reward tradeoffs in this market.

     Our core investments for the Fund going forward will therefore be high-quality domestic and Yankee commercial paper. We also intend to keep a modest allocation in short maturity corporate issues and floating rate notes to enhance portfolio yields. We believe these securities will pose minimal interest rate and credit risk. Overall, we plan to maintain an average portfolio maturity of one month to ensure sufficient liquidity.

22  PIMCO Funds Annual Report | 3.31.01

PIMCO Money Market Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01


                                               1 year         3 year       5 year      10 year      Inception
                                                                                                     (3/1/91)
PIMCO Money Market Fund A Shares                5.94%          5.21%        5.13%        4.61%          4.62%
PIMCO Money Market Fund B Shares                5.02%          4.34%        4.25%        3.70%          3.71%
PIMCO Money Market Fund C Shares                5.94%          5.25%        5.16%        4.63%          4.64%
Lipper Money Market Fund Avg.                   5.68%          5.04%        5.01%        4.58%             --
Salomon Brothers 3-Mo. T-bill Index             6.02%          5.29%        5.27%        4.84%             --

MATURITY PROFILE

Less than 1 year                      100%
Duration                           47 days

SECTOR BREAKDOWN

Short-Term Instruments               66.4%
Corporate Bonds & Notes              31.9%
Other                                 1.7%

QUALITY BREAKDOWN

AAA                                  58.7%
AA                                   40.7%
A                                     0.6%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]


                               MONEY MARKET FUND

                                                                Solomon        Lipper Money
                  PIMCO Money     PIMCO Money    PIMCO Money    Bros. 3 Mo.    Market Fund
  MONTH           Market A        Market B       Market C       T-Bill Index   Avg.
--------------------------------------------------------------------------------------------
02/28/1991        10,000          10,000         10,000         10,000         10,000
03/31/1991        10,048          10,041         10,048         10,052         10,052
04/30/1991        10,096          10,081         10,096         10,100         10,102
05/31/1991        10,146          10,122         10,146         10,149         10,152
06/30/1991        10,189          10,158         10,189         10,195         10,196
07/31/1991        10,234          10,196         10,234         10,244         10,245
08/31/1991        10,280          10,233         10,280         10,293         10,293
09/30/1991        10,322          10,267         10,322         10,338         10,337
10/31/1991        10,363          10,299         10,363         10,383         10,382
11/30/1991        10,402          10,330         10,402         10,425         10,424
12/31/1991        10,451          10,370         10,451         10,463         10,467
01/31/1992        10,485          10,396         10,485         10,500         10,505
02/29/1992        10,515          10,418         10,515         10,533         10,538
03/31/1992        10,546          10,441         10,546         10,568         10,572
04/30/1992        10,577          10,463         10,577         10,602         10,604
05/31/1992        10,606          10,484         10,606         10,637         10,636
06/30/1992        10,635          10,503         10,635         10,669         10,667
07/31/1992        10,664          10,523         10,664         10,701         10,698
08/31/1992        10,688          10,539         10,688         10,731         10,726
09/30/1992        10,712          10,554         10,712         10,758         10,751
10/31/1992        10,735          10,570         10,735         10,785         10,777
11/30/1992        10,758          10,584         10,758         10,812         10,802
12/31/1992        10,785          10,602         10,785         10,841         10,829
01/31/1993        10,806          10,615         10,806         10,870         10,855
02/28/1993        10,827          10,629         10,827         10,895         10,878
03/31/1993        10,852          10,645         10,852         10,922         10,903
04/30/1993        10,874          10,659         10,874         10,949         10,927
05/31/1993        10,893          10,671         10,893         10,976         10,950
06/30/1993        10,917          10,687         10,917         11,003         10,974
07/31/1993        10,940          10,701         10,940         11,032         10,998
08/31/1993        10,964          10,717         10,964         11,061         11,023
09/30/1993        10,987          10,730         10,987         11,088         11,048
10/31/1993        11,011          10,746         11,011         11,117         11,072
11/30/1993        11,036          10,762         11,036         11,145         11,096
12/31/1993        11,059          10,776         11,059         11,174         11,122
01/31/1994        11,083          10,791         11,083         11,203         11,147
02/28/1994        11,104          10,805         11,104         11,230         11,171
03/31/1994        11,130          10,821         11,130         11,261         11,198
04/30/1994        11,155          10,838         11,155         11,295         11,226
05/31/1994        11,186          10,860         11,186         11,332         11,257
06/30/1994        11,219          10,884         11,219         11,371         11,290
07/31/1994        11,253          10,908         11,253         11,412         11,325
08/31/1994        11,293          10,938         11,293         11,454         11,363
09/30/1994        11,330          10,966         11,330         11,497         11,402
10/31/1994        11,372          10,997         11,372         11,544         11,444
11/30/1994        11,417          11,032         11,417         11,592         11,487
12/31/1994        11,466          11,070         11,466         11,645         11,537
01/31/1995        11,520          11,113         11,520         11,699         11,589
02/28/1995        11,568          11,152         11,568         11,750         11,637
03/31/1995        11,620          11,195         11,620         11,808         11,692
04/30/1995        11,669          11,234         11,669         11,865         11,745
05/31/1995        11,726          11,281         11,726         11,923         11,801
06/30/1995        11,779          11,324         11,779         11,979         11,855
07/31/1995        11,832          11,366         11,832         12,036         11,910
08/31/1995        11,884          11,408         11,884         12,093         11,964
09/30/1995        11,933          11,445         11,933         12,147         12,016
10/31/1995        11,986          11,489         11,986         12,203         12,070
11/30/1995        12,073          11,562         12,073         12,257         12,122
12/31/1995        12,131          11,609         12,131         12,313         12,175
01/31/1996        12,184          11,650         12,184         12,369         12,229
02/29/1996        12,234          11,690         12,234         12,419         12,277
03/31/1996        12,283          11,729         12,283         12,472         12,326
04/30/1996        12,333          11,769         12,333         12,523         12,375
05/31/1996        12,389          11,812         12,389         12,577         12,426
06/30/1996        12,433          11,846         12,433         12,629         12,474
07/31/1996        12,484          11,885         12,484         12,684         12,527
08/31/1996        12,540          11,931         12,540         12,740         12,579
09/30/1996        12,588          11,966         12,588         12,794         12,628
10/31/1996        12,638          12,006         12,638         12,851         12,680
11/30/1996        12,689          12,044         12,689         12,905         12,731
12/31/1996        12,738          12,083         12,738         12,960         12,784
01/31/1997        12,791          12,124         12,791         13,016         12,838
02/28/1997        12,837          12,160         12,838         13,067         12,886
03/31/1997        12,885          12,199         12,887         13,124         12,938
04/30/1997        12,938          12,241         12,940         13,181         12,991
05/31/1997        12,995          12,286         12,998         13,239         13,047
06/30/1997        13,046          12,327         13,050         13,294         13,102
07/31/1997        13,101          12,368         13,105         13,351         13,158
08/31/1997        13,160          12,414         13,162         13,409         13,215
09/30/1997        13,211          12,455         13,215         13,465         13,271
10/31/1997        13,270          12,500         13,274         13,524         13,328
11/30/1997        13,321          12,540         13,326         13,581         13,384
12/31/1997        13,381          12,586         13,386         13,639         13,442
01/31/1998        13,438          12,632         13,444         13,699         13,502
02/28/1998        13,489          12,671         13,496         13,754         13,554
03/31/1998        13,543          12,722         13,551         13,815         13,613
04/30/1998        13,599          12,774         13,607         13,873         13,668
05/31/1998        13,656          12,827         13,666         13,932         13,727
06/30/1998        13,712          12,880         13,722         13,990         13,783
07/31/1998        13,770          12,934         13,782         14,048         13,843
08/31/1998        13,825          12,986         13,837         14,109         13,902
09/30/1998        13,881          13,039         13,894         14,167         13,959
10/31/1998        13,934          13,089         13,952         14,223         14,015
11/30/1998        13,987          13,138         14,004         14,276         14,070
12/31/1998        14,046          13,194         14,064         14,329         14,125
01/31/1999        14,094          13,238         14,112         14,382         14,180
02/28/1999        14,139          13,281         14,158         14,431         14,228
03/31/1999        14,188          13,327         14,209         14,485         14,282
04/30/1999        14,242          13,378         14,263         14,539         14,333
05/31/1999        14,290          13,423         14,312         14,594         14,386
06/30/1999        14,341          13,470         14,362         14,648         14,438
07/31/1999        14,396          13,523         14,418         14,705         14,480
08/31/1999        14,450          13,573         14,473         14,764         14,538
09/30/1999        14,506          13,626         14,529         14,822         14,595
10/31/1999        14,566          13,682         14,589         14,883         14,654
11/30/1999        14,624          13,736         14,647         14,942         14,716
12/31/1999        14,694          13,802         14,717         15,006         14,781
01/31/2000        14,754          13,859         14,779         15,072         14,847
02/29/2000        14,815          13,916         14,841         15,137         14,911
03/31/2000        14,886          13,983         14,914         15,208         14,980
04/30/2000        14,947          14,040         14,975         15,280         15,047
05/31/2000        15,017          14,106         15,046         15,355         15,121
06/30/2000        15,095          14,179         15,124         15,427         15,195
07/31/2000        15,168          14,247         15,196         15,501         15,272
08/31/2000        15,247          14,321         15,277         15,578         15,350
09/30/2000        15,324          14,394         15,355         15,656         15,427
10/31/2000        15,401          14,466         15,432         15,738         15,507
11/30/2000        15,478          14,539         15,509         15,818         15,582
12/31/2000        15,562          14,617         15,593         15,902         15,660
01/31/2001        15,635          14,686         15,666         15,984         15,736
02/28/2001        15,703          14,751         15,733         16,053         15,801
03/31/2001        15,771          14,814         15,801         16,124         15,867

Investment Process
--------------------------------------------------------------------------------
The Fund emphasizes current income and preservation of capital by applying PIMCO's analytical, research and trading skills. Although the Fund is largely restricted to investing in traditional money market instruments of the highest quality, there is some scope for performance enhancement through modest shifts in duration, yield curve and sector exposure as well as through intensive bottom-up credit and quantitative research.

* Past performance is no guarantee of future results. Money market funds are neither insured nor guaranteed by FDIC or any other government agency and there can be no assurance that any money market fund will be able to maintain a net asset value of $1.00 per share. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 23

A NATIONAL TAX-EXEMPT BOND FUND
PIMCO Municipal Bond Fund

OBJECTIVE:
High current income exempt from federal income tax, consistent with preservation of capital.

PORTFOLIO:
Investment grade municipal bonds.

DURATION RANGE:
3-10 years

FUND INCEPTION DATE:
12/31/97

TOTAL NET ASSETS:
$80.1 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Portfolio Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously he was Co-Head of Municipal Bond Trading at Goldman Sachs & Co. and he has over 10 years of investment experience.


Fund Highlights

 .    10.74% return outpaced Lipper Average.

 .    Fed easing caused municipals to rally, with short-term yields dropping the most.

 .    Quality issue selection boosted returns.

 .    Moving forward, barbell approach should take maximum advantage of Fed easing and attractive risk-adjusted yields among longer-duration issues.

Munis post solid year

PIMCO Municipal Bond Fund delivered strong results for its shareholders, with Class A shares returning 10.74% for the one-year period ended March 31, 2001. This performance was slightly under the Fund's benchmark, the Lehman Municipal Bond Index, which returned 10.93%, but outperformed the Lipper Municipal Debt Fund Average, which returned 9.91%.

Strong bond market

The U.S. economy slowed considerably over the course of our fiscal year. The Federal Reserve began this period with a rate increase aimed at fighting inflation fears and ended the year with three rate cuts (for a total of 150 basis points) aimed at fighting recession. This environment was generally very favorable for bonds, with high quality bonds typically outperforming lower quality securities. Municipal bonds did very well in this environment, with short-term municipal yields falling further than their longer-term counterparts in response to Fed easings.

Issue selection brings results

PIMCO Municipal Bond Fund's emphasis on high quality issues greatly enhanced returns as investors focused on credit quality when attempting to counter diminishing corporate profitability. Quality issue selection also played a key role in increasing returns, helped by above-benchmark allocation to revenue bonds as well as holdings in the healthcare and housing industries, two sectors that are relatively less afflicted by an economic downturn.

     The Fund's below-benchmark duration for most of the year hurt returns due to the overall decline in municipal yields. An underweight position in shorter-maturity bonds also detracted from performance as these were the yields that fell the most in response to Fed easing.

Economic weakness in the near term

We believe that the U.S. economy will continue to struggle over the next two or three quarters, leading a worldwide slowdown. Banks throughout the world, including our own Federal Reserve, will likely cut interest rates in order to mitigate this slowdown. As a result, municipal bonds should produce attractive tax-adjusted returns under weakening U.S. economic growth due to overall solid credit quality in the municipal market and attractive tax-adjusted yields.

     In the months ahead, we intend to target the Municipal Bond Fund's duration slightly above the benchmark as slowing growth puts a cap on longer-term yields and municipal yields rally amid further Fed cuts. We expect to maintain our barbell approach, emphasizing a combination of short-duration issues to take advantage of Fed easing and longer-duration securities to take advantage of attractive risk-adjusted yields. We further hope to maintain our high quality stance in the face of continued economic weakness and credit erosion, but selectively add lower-tier issues where we see value.

24  PIMCO Funds Annual Report | 3.31.01

PIMCO Municipal Bond Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01


                                                        1 year       3 year      5 year      10 year     Inception
                                                                                                        (12/31/97)
PIMCO Municipal Bond Fund A Shares                      10.74%        4.62%         --           --          4.48%
PIMCO Municipal Bond Fund A Shares (adjusted)            7.42%        3.56%         --           --          3.51%
PIMCO Municipal Bond Fund B Shares                       9.92%        3.84%         --           --          3.70%
PIMCO Municipal Bond Fund B Shares (adjusted)            4.92%        2.90%         --           --          2.84%
PIMCO Municipal Bond Fund C Shares (adjusted)            9.20%        4.10%         --           --          3.96%
Lipper Gen. Municipal Debt Fund Avg.                     9.91%        4.04%         --           --            --
Lehman Bros. General Municipal Bond Index               10.93%        5.59%         --           --            --

MATURITY PROFILE

1-5 years                       37%
5-10 years                      28%
10-20 years                     22%
20-30 years                     13%
Duration                  7.2 years

SECTOR BREAKDOWN

Municipal Bonds & Notes       99.3%
Other                          0.7%

QUALITY BREAKDOWN

AAA                           53.1%
AA                            13.6%
A                              6.8%
BBB                           18.7%
BB                             7.8%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                              MUNICIPAL BOND FUND

                                                                                  Lehman Bros.
                 PIMCO Municipal       PIMCO Municipal       PIMCO Municipal      Municipal Bond
   DATE          Bond A                Bond B                Bond C               Index
------------------------------------------------------------------------------------------------
12/31/1997        9,700                10,000                10,000               10,000
01/31/1998        9,812                10,108                10,110               10,103
02/28/1998        9,763                10,052                10,056               10,106
03/31/1998        9,768                10,051                10,057               10,115
04/30/1998        9,700                 9,976                 9,984               10,070
05/31/1998        9,890                10,164                10,174               10,229
06/30/1998        9,921                10,188                10,201               10,269
07/31/1998        9,928                10,189                10,205               10,294
08/31/1998       10,109                10,369                10,388               10,454
09/30/1998       10,242                10,499                10,520               10,585
10/31/1998       10,218                10,467                10,491               10,585
11/30/1998       10,242                10,485                10,511               10,622
12/31/1998       10,251                10,487                10,516               10,648
01/31/1999       10,384                10,617                10,648               10,775
02/28/1999       10,316                10,541                10,572               10,727
03/31/1999       10,322                10,541                10,575               10,742
04/30/1999       10,338                10,551                10,587               10,769
05/31/1999       10,260                10,465                10,503               10,707
06/30/1999       10,070                10,264                10,303               10,553
07/31/1999       10,088                10,275                10,316               10,591
08/31/1999        9,979                10,158                10,201               10,506
09/30/1999        9,963                10,136                10,180               10,510
10/31/1999        9,833                 9,997                10,043               10,397
11/30/1999        9,932                10,092                10,140               10,507
12/31/1999        9,837                 9,988                10,039               10,428
01/31/2000        9,778                 9,922                 9,975               10,383
02/29/2000        9,878                10,018                10,074               10,504
03/31/2000       10,101                10,237                10,295               10,734
04/30/2000       10,049                10,178                10,239               10,670
05/31/2000       10,002                10,124                10,186               10,615
06/30/2000       10,227                10,345                10,411               10,896
07/31/2000       10,351                10,464                10,533               11,048
08/31/2000       10,512                10,621                10,693               11,218
09/30/2000       10,503                10,605                10,679               11,159
10/31/2000       10,599                10,697                10,773               11,281
11/30/2000       10,572                10,662                10,741               11,367
12/31/2000       10,812                10,898                10,981               11,647
01/31/2001       10,908                10,988                11,074               11,763
02/28/2001       11,067                11,141                11,231               11,800
03/31/2001       11,187                10,953                11,347               11,907

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the overall municipal marketplace change.

* Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest more than 25% of its assets in bond issuers of California and New York. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 25

A TAX-EXEMPT BOND FUND
PIMCO NY Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Primarily intermediate maturity municipal securities (exempt from federal and New York income tax).

FUND INCEPTION DATE:
8/31/99

DURATION RANGE:
3-12 years

TOTAL NET ASSETS:
$4.1 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]
Mark McCray
Portfolio Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.


Fund Highlights

 .    12.38% return soundly beat Lipper Average.

 .    Fed easing caused municipals to rally, with short-term yields dropping the most.

 .    Focus on higher quality was key to outperformance.

 .    Foresee relatively strong bond market ahead.

NY Muni beats benchmark

PIMCO NY Municipal Bond Fund delivered strong results for its shareholders, with Class A shares returning 12.38% for the one-year period ended March 31, 2001. This performance beat out the Fund's benchmark, the Lehman NY Insured Municipal Bond Index, which returned 12.13%, and soundly beat the average for its Lipper category, which returned 9.91%.

Strong bond market

Treasury yields fell this year as the U.S. economy slowed considerably. The Federal Reserve began this period with a rate increase aimed at fighting inflation fears and ended the year with three rate cuts (for a total of 150 basis points) aimed at fighting recession. This environment was generally very favorable for bonds, with high quality bonds typically outperforming lower quality securities. Municipal bonds did very well in this environment, with short-term municipal yields falling further than their longer-term counterparts in response to Fed easings.

Issue selection brings results

PIMCO Municipal Bond Fund's emphasis on shorter-maturity bonds helped performance as short-maturity NY municipal yields fell further than their longer-term counterparts. The Fund's bias toward high quality issues also enhanced returns as investors focused on credit quality when attempting to counter deteriorating credit and a slowing economy.

     The Fund's below-benchmark duration for most of the year hurt returns as New York municipal yields fell throughout the course of the year.

Economic weakness in the near term

We believe that the U.S. economy will continue to struggle over the next two or three quarters, leading a worldwide slowdown. Banks throughout the world, including our own Federal Reserve, will cut interest rates in order to mitigate this slowdown. As a result, New York municipal bonds should continue to produce attractive tax-adjusted returns under weakening U.S. economic growth due to their overall solid credit quality and attractive tax-adjusted yields.

     In the months ahead, we intend to target the Fund's duration above the benchmark as a weak economy and the prospects for further Fed easing put a cap on short- and intermediate-term municipal yields. We expect to maintain our barbell approach, emphasizing a combination of short-duration issues to take advantage of Fed easing and longer-duration securities to take advantage of attractive risk-adjusted yields. We further hope to maintain our high quality stance in the face of continued economic weakness and credit erosion, but selectively add lower-tier issues where we see value.

26  PIMCO Funds Annual Report | 3.31.01

PIMCO NY Municipal Bond Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01


                                                              1 year      3 year      5 year       10 year      Inception
                                                                                                                (8/31/99)
PIMCO NY Municipal Bond Fund A Shares                         12.38%         --           --           --           8.81%
PIMCO NY Municipal Bond Fund A Shares (adjusted)               9.01%         --           --           --           6.74%
Lipper New York Intermediate Municipal Debt Fund Average       9.91%         --           --           --              --
Lehman Bros. NY Ins. Municipal Bond Index                     12.13%         --           --           --              --
Lehman Bros. Intermediate NY Ins. Municipal Bond Index        10.73%         --           --           --              --

MATURITY PROFILE

Less than 1 year                       20%
1-5 years                              33%
5-10 years                             23%
10-20 years                             6%
20-30 years                             9%
Over 30 years                           9%
Duration                         5.4 years

SECTOR BREAKDOWN

Municipal Bonds & Notes              91.8%
Short-Term Instruments                8.2%

QUALITY BREAKDOWN

AAA                                  35.1%
AA                                   20.3%
A                                    15.5%
BBB                                  29.1%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                         NEW YORK MUNICIPAL BOND FUND

                      PIMCO NY          NY Interm.           NY Ins.
                      Municipal         Municipal            Municipal Bond
  MONTH               Bond A            Bond Index           Index
--------------------------------------------------------------------------------
08/31/1999             9,700            10,000               10,000
09/30/1999             9,735            10,031                9,987
10/31/1999             9,655             9,983                9,848
11/30/1999             9,740            10,062                9,986
12/31/1999             9,701            10,019                9,883
01/31/2000             9,653             9,983                9,826
02/29/2000             9,712            10,037                9,973
03/31/2000             9,866            10,183               10,227
04/30/2000             9,807            10,146               10,128
05/31/2000             9,770            10,116               10,080
06/30/2000            10,006            10,363               10,407
07/31/2000            10,117            10,499               10,545
08/31/2000            10,321            10,652               10,731
09/30/2000            10,337            10,612               10,665
10/31/2000            10,461            10,707               10,800
11/30/2000            10,524            10,763               10,894
12/31/2000            10,731            10,993               11,235
01/31/2001            10,875            11,176               11,332
02/28/2001            10,952            11,162               11,342
03/31/2001            11,087            11,276               11,467

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the NY municipal marketplace change.

* Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest at least 65% of its assets in bond issuers of New York exempt from regular federal income tax and New York income tax. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It's important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 27

AN INFLATION-INDEXED BOND FUND
PIMCO Real Return Bond Fund

OBJECTIVE:
Maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:
Primarily inflation-indexed bonds.

DURATION RANGE:
N/A

FUND INCEPTION DATE:
1/29/97

TOTAL NET ASSETS:
$899.1 million

PORTFOLIO MANAGER:
John Brynjolfsson

[PHOTO]
John Brynjolfsson
Portfolio Manager

A renowned expert in his field, Mr. Brynjolfsson is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. He has 15 years of investment experience.

Fund Highlights

 .    13.97% return beat benchmark and Lipper Average.

 .    Treasury Inflation Protection Securities (TIPS) outperformed conventional bonds as the CPI increased more than the markets expected.

 .    TIPS should continue to do well as the U.S. economic slowdown persists in the months ahead.

Ahead of the competition

PIMCO Real Return Bond Fund continued to deliver strong results to our shareholders in the year ending March 31, 2001. During this time, our 13.97% return topped both the benchmark and the Lipper Short U.S. Government Fund Average. This Fund has now outperformed its Lipper Average for the 1-, 3-year and since-inception periods.

Falling real yields support TIPS

The U.S. economy slowed considerably over the course of our fiscal year. As evidence, consider that the Federal Reserve began this period with a rate increase aimed at fighting inflation fears. The Fed ended the period with three rate cuts (for a total of 150 basis points) aimed at fighting recession. The net result was that real yields (nominal yield minus inflation) fell by an average of 80 basis points over the year. The yields on short and intermediate issues declined more than the yields on longer-term issues.

     Treasury Inflation Protection Securities (TIPS) did very well in this environment, outperforming similar maturity conventional bonds.

Longer duration strategy on the mark

Duration management played an important role in our performance this year. To get the maximum benefit from falling real yields, we maintained a longer-than-benchmark average duration. We also overweighted intermediate maturities, which saw more dramatic yield decreases than longer maturities.

     The Fund's performance was also helped by our above-benchmark exposure to inflation adjustments. This strategy proved effective as the Consumer Price Index increased more than the markets expected.

     Our portfolio yield was enhanced through the use of cash-management strategies. High quality corporate securities and asset-backed securities added value over traditional shorter-term investments.

Favorable outlook for TIPS

We believe the U.S. economy will continue to struggle over the next two to three quarters. We foresee the Federal Reserve easing rates down to 4%, or less, to mitigate the slowdown. TIPS should perform well in this type of market.

      We will be continuing many of our current strategies for the Fund going forward. We intend to keep the duration of the portfolio above-benchmark, with an overweighting in intermediate maturity TIPS. This should put us in a strong position when the real yield curve steepens in anticipation of more Fed easing. We will also be minimizing exposure to non-U.S. real return bonds going forward, as U.S. real yields are comparatively high.

28  PIMCO Funds Annual Report | 3.31.01

PIMCO Real Return Bond Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01


                                                        1 year        3 year      5 year      10 year       Inception
                                                                                                            (1/29/97)
PIMCO Real Return Bond Fund A Shares                    13.97%         9.24%         --           --           7.65%
PIMCO Real Return Bond Fund A Shares (adjusted)         10.55%         8.14%         --           --           6.87%
PIMCO Real Return Bond Fund B Shares                    13.12%         8.44%         --           --           6.86%
PIMCO Real Return Bond Fund B Shares (adjusted)          8.12%         7.58%         --           --           6.47%
PIMCO Real Return Bond Fund C Shares (adjusted)         12.42%         8.71%         --           --           7.11%
Lipper Short U.S. Government Fund Avg.                   9.16%         5.85%         --           --              --
Lehman Bros. Inflation Linked Treas. Index              13.70%         7.94%         --           --              --

MATURITY PROFILE

Less than 1 year                        6%
1-5 years                               4%
5-10 years                             57%
10-20 years                             1%
20-30 years                            32%
Duration                         2.0 years

SECTOR BREAKDOWN

U.S. Treasury Obligations            62.2%
Corporate Bonds & Notes              20.6%
Short-Term Instruments               11.9%
Other                                 5.3%

QUALITY BREAKDOWN

AAA                                  76.5%
AA                                    7.1%
A                                     8.0%
BBB                                   5.0%
BB                                    3.1%
B                                     0.3%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                             REAL RETURN BOND FUND

                                                                    Lehman
                                                                    Bros. Infl.
                    PIMCO Real      PIMCO Real       PIMCO Real     Linked
  MONTH             Return A        Return B         Return  C      Treas. Index
--------------------------------------------------------------------------------
01/31/1997           9,700          10,000           10,000         10,000
02/28/1997           9,735          10,029           10,032         10,033
03/31/1997           9,651           9,927            9,928          9,896
04/30/1997           9,698           9,978            9,977          9,956
05/31/1997           9,750          10,028           10,027         10,010
06/30/1997           9,726           9,997            9,996          9,978
07/31/1997           9,841          10,110           10,108         10,072
08/31/1997           9,858          10,121           10,124         10,103
09/30/1997           9,874          10,131           10,142         10,123
10/31/1997           9,995          10,249           10,263         10,227
11/30/1997          10,044          10,293           10,309         10,284
12/31/1997           9,989          10,230           10,249         10,241
01/31/1998          10,044          10,280           10,301         10,291
02/28/1998          10,030          10,260           10,282         10,282
03/31/1998          10,047          10,274           10,298         10,277
04/30/1998          10,097          10,318           10,344         10,315
05/31/1998          10,135          10,350           10,379         10,388
06/30/1998          10,167          10,376           10,407         10,414
07/31/1998          10,242          10,446           10,479         10,463
08/31/1998          10,246          10,444           10,479         10,486
09/30/1998          10,481          10,676           10,715         10,697
10/31/1998          10,533          10,722           10,763         10,721
11/30/1998          10,514          10,697           10,739         10,710
12/31/1998          10,466          10,640           10,685         10,646
01/31/1999          10,617          10,787           10,834         10,769
02/28/1999          10,589          10,752           10,802         10,693
03/31/1999          10,649          10,806           10,859         10,689
04/30/1999          10,822          10,973           11,029         10,760
05/31/1999          10,897          11,043           11,101         10,834
06/30/1999          10,879          11,018           11,079         10,841
07/31/1999          10,894          11,029           11,090         10,835
08/31/1999          10,947          11,075           11,139         10,854
09/30/1999          10,989          11,111           11,178         10,896
10/31/1999          11,007          11,122           11,191         10,918
11/30/1999          11,088          11,198           11,269         10,984
12/31/1999          11,021          11,122           11,195         10,896
01/31/2000          11,084          11,178           11,254         10,945
02/29/2000          11,161          11,250           11,329         11,047
03/31/2000          11,494          11,578           11,662         11,369
04/30/2000          11,636          11,715           11,802         11,520
05/31/2000          11,600          11,672           11,760         11,490
06/30/2000          11,751          11,816           11,909         11,635
07/31/2000          11,840          11,899           11,994         11,734
08/31/2000          11,949          12,000           12,099         11,821
09/30/2000          12,044          12,088           12,189         11,883
10/31/2000          12,169          12,205           12,311         12,026
11/30/2000          12,344          12,372           12,484         12,201
12/31/2000          12,456          12,476           12,591         12,332
01/31/2001          12,772          12,783           12,905         12,590
02/28/2001          13,005          13,008           13,136         12,803
03/31/2001          13,102          12,902           13,229         12,926

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager focuses on duration management and manages yield curve exposure based on the firm's outlook for real yields. Although the Fund is mainly invested in U.S. Treasury-Inflation Protection Securities (TIPS), sector rotation allows the manager to invest in other areas where he finds value on an inflation-adjusted basis.

* Past performance is no guarantee of future results. The fund may invest up to 35% in foreign securities, which may entail greater risk due to foreign economic and political developments. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 29

A SHORT DURATION BOND FUND
PIMCO Short-Term Fund

OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Primarily short-term investment grade bonds.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
10/07/87

TOTAL NET ASSETS:
$651.2 million

PORTFOLIO MANAGER:
Paul McCulley


[PHOTO]
Paul McCulley
Portfolio Manager

Mr. McCulley is Managing Director responsible for supervising short-term investment strategies at PIMCO. He has 19 years of investment experience.

Fund Highlights

 .    7.23% return outpaced Lipper Average.

 .    Fund's performance was supported by a strong U.S. bond market.

 .    Above-Index duration boosted returns.

 .    Continued economic weakness bodes well for higher-quality issues.

Beating its benchmark

I am pleased to report that PIMCO Short-Term Fund delivered strong results for our shareholders, with Class A shares returning 7.23% for the one-year period ended March 31, 2001. The Fund outperformed its benchmark, the Salomon 3-Month Treasury Bill Index, which returned 6.02%, and the Lipper Fund Average for its peers, which returned 7.10%.

Bond market shows strength

PIMCO Short-Term Fund's total return for the year was supported by one of the stronger bond markets in recent years. With the economy slowing sharply, default rates and downgrades rising in the corporate sector and investors anticipating further aggressive Federal Reserve easing, Treasury securities became the bond investment of choice. As a result, yields fell and higher-quality bonds outperformed lower-quality issues.

Longer duration pays off

PIMCO Short-Term Fund's emphasis throughout the year on an above-index duration boosted returns, as short-term interest rates fell substantially. In addition, investment-grade corporate holdings added to returns as Fed easing sparked a renewed belief in the economy that allowed corporates to gain ground. With real yields falling, real return bonds also added to relative returns, outperforming like-duration Treasuries.

     The Fund's small position in below-investment-grade corporate debt hurt performance as corporate profitability eroded and default rates increased.

Economic weakness to continue

     We believe that growth will weaken globally, led by the U.S., which will continue to struggle over the next two or three quarters. We expect to maintain our extended duration position as weaker growth puts a cap on interest rates and benefits bond prices. Longer duration will also offset refinancing risk arising from mortgage holdings, which are expected to remain an emphasis in the portfolio given their relatively high yields and strong credit quality.

     Additionally, we intend to take advantage of relatively high yield premiums on select short-maturity, high-quality corporate issues.

30  PIMCO Funds Annual Report | 3.31.01

PIMCO Short-Term Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                            1 year             3 year       5 year      10 year          Inception
                                                                                                                         (10/7/87)
PIMCO Short-Term Fund A Shares                               7.23%              5.73%        6.10%        5.45%              6.08%
PIMCO Short-Term Fund A Shares (adjusted)                    5.09%              5.02%        5.67%        5.24%              5.92%
PIMCO Short-Term Fund B Shares                               6.44%              4.95%        5.35%        4.92%              5.67%
PIMCO Short-Term Fund B Shares (adjusted)                    1.44%              4.04%        5.02%        4.92%              5.67%
PIMCO Short-Term Fund C Shares (adjusted)                    5.91%              5.42%        5.79%        5.14%              5.77%
Lipper Ultra-Short Obligations Fund Avg.                     7.10%              5.69%        5.81%        5.43%                 --
Salomon Brothers 3-Mo. T-bill Index                          6.02%              5.29%        5.27%        4.84%                 --

MATURITY PROFILE

Less than 1 year                       83%
1-5 years                               7%
5-10 years                             10%
Duration                         0.5 years

SECTOR BREAKDOWN

Corporate Bonds & Notes              35.5%
U.S. Treasury Obligations            25.0%
Mortgage-Backed Securities           16.1%
U.S Government Agencies              13.8%
Asset-Backed Securities               5.1%
Other                                 4.5%

QUALITY BREAKDOWN

AAA                                   44.4%
AA                                    10.7%
A                                     23.9%
BBB                                   18.3%
BB                                     2.7%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                                SHORT-TERM FUND
                                                                   Solomon
                  PIMCO Short-    PIMCO Short-   PIMCO Short-      Bros. 3-
  MONTH           Term A          Term B         Term C            month T-Bill
--------------------------------------------------------------------------------
10/31/1987         9,800          10,000         10,000            10,000
11/30/1987         9,855          10,049         10,053            10,051
12/31/1987         9,912          10,100         10,108            10,099
01/31/1988         9,976          10,160         10,172            10,148
02/29/1988        10,015          10,193         10,209            10,194
03/31/1988        10,067          10,240         10,260            10,244
04/30/1988        10,120          10,287         10,311            10,294
05/31/1988        10,173          10,336         10,364            10,347
06/30/1988        10,228          10,385         10,416            10,401
07/31/1988        10,277          10,429         10,464            10,460
08/31/1988        10,340          10,486         10,526            10,520
09/30/1988        10,405          10,546         10,589            10,583
10/31/1988        10,494          10,628         10,676            10,648
11/30/1988        10,561          10,690         10,742            10,715
12/31/1988        10,620          10,743         10,799            10,785
01/31/1989        10,693          10,811         10,871            10,858
02/28/1989        10,766          10,878         10,943            10,934
03/31/1989        10,858          10,963         11,033            11,013
04/30/1989        10,937          11,036         11,111            11,095
05/31/1989        11,033          11,127         11,207            11,179
06/30/1989        11,114          11,201         11,285            11,257
07/31/1989        11,205          11,286         11,374            11,336
08/31/1989        11,262          11,335         11,429            11,413
09/30/1989        11,336          11,403         11,502            11,487
10/31/1989        11,439          11,500         11,603            11,565
11/30/1989        11,513          11,567         11,675            11,640
12/31/1989        11,576          11,623         11,737            11,717
01/31/1990        11,629          11,670         11,789            11,794
02/28/1990        11,698          11,732         11,855            11,865
03/31/1990        11,773          11,800         11,927            11,945
04/30/1990        11,819          11,839         11,970            12,022
05/31/1990        11,927          11,941         12,078            12,104
06/30/1990        12,002          12,009         12,150            12,183
07/31/1990        12,083          12,082         12,228            12,263
08/31/1990        12,144          12,136         12,288            12,343
09/30/1990        12,223          12,207         12,364            12,418
10/31/1990        12,314          12,288         12,452            12,495
11/30/1990        12,410          12,377         12,545            12,569
12/31/1990        12,507          12,466         12,641            12,650
01/31/1991        12,594          12,545         12,725            12,723
02/28/1991        12,660          12,604         12,789            12,785
03/31/1991        12,715          12,651         12,842            12,851
04/30/1991        12,792          12,720         12,915            12,913
05/31/1991        12,861          12,781         12,982            12,975
06/30/1991        12,906          12,818         13,025            13,035
07/31/1991        12,979          12,883         13,096            13,097
08/31/1991        13,060          12,955         13,174            13,159
09/30/1991        13,129          13,016         13,239            13,217
10/31/1991        13,203          13,081         13,311            13,275
11/30/1991        13,233          13,104         13,339            13,328
12/31/1991        13,285          13,147         13,388            13,377
01/31/1992        13,332          13,186         13,432            13,424
02/29/1992        13,358          13,203         13,454            13,466
03/31/1992        13,380          13,218         13,474            13,512
04/30/1992        13,434          13,263         13,525            13,555
05/31/1992        13,473          13,293         13,562            13,600
06/30/1992        13,524          13,336         13,611            13,640
07/31/1992        13,578          13,380         13,661            13,681
08/31/1992        13,611          13,404         13,690            13,720
09/30/1992        13,645          13,430         13,720            13,754
10/31/1992        13,657          13,434         13,729            13,788
11/30/1992        13,672          13,440         13,740            13,823
12/31/1992        13,710          13,470         13,775            13,860
01/31/1993        13,754          13,505         13,816            13,897
02/28/1993        13,789          13,531         13,848            13,929
03/31/1993        13,851          13,582         13,906            13,964
04/30/1993        13,896          13,619         13,949            13,998
05/31/1993        13,949          13,662         13,999            14,033
06/30/1993        14,004          13,706         14,050            14,068
07/31/1993        14,053          13,746         14,095            14,104
08/31/1993        14,088          13,772         14,126            14,141
09/30/1993        14,122          13,797         14,157            14,176
10/31/1993        14,170          13,835         14,201            14,213
11/30/1993        14,221          13,877         14,249            14,249
12/31/1993        14,286          13,932         14,310            14,286
01/31/1994        14,309          13,946         14,330            14,323
02/28/1994        14,323          13,953         14,342            14,357
03/31/1994        14,299          13,920         14,313            14,398
04/30/1994        14,320          13,932         14,332            14,441
05/31/1994        14,329          13,931         14,336            14,488
06/30/1994        14,393          13,985         14,398            14,538
07/31/1994        14,460          14,041         14,461            14,590
08/31/1994        14,515          14,086         14,513            14,644
09/30/1994        14,529          14,092         14,525            14,698
10/31/1994        14,565          14,127         14,558            14,758
11/30/1994        14,576          14,137         14,565            14,820
12/31/1994        14,637          14,196         14,624            14,889
01/31/1995        14,708          14,266         14,691            14,957
02/28/1995        14,842          14,395         14,822            15,023
03/31/1995        14,873          14,426         14,848            15,097
04/30/1995        15,031          14,579         15,003            15,169
05/31/1995        15,181          14,724         15,148            15,243
06/30/1995        15,230          14,771         15,194            15,315
07/31/1995        15,321          14,860         15,280            15,388
08/31/1995        15,390          14,927         15,346            15,461
09/30/1995        15,533          15,066         15,484            15,530
10/31/1995        15,644          15,173         15,589            15,602
11/30/1995        15,788          15,312         15,728            15,670
12/31/1995        15,920          15,441         15,857            15,743
01/31/1996        15,995          15,514         15,927            15,813
02/29/1996        16,022          15,540         15,951            15,878
03/31/1996        16,072          15,588         15,997            15,945
04/30/1996        16,146          15,660         16,067            16,010
05/31/1996        16,228          15,740         16,146            16,079
06/30/1996        16,316          15,825         16,230            16,147
07/31/1996        16,362          15,869         16,271            16,216
08/31/1996        16,463          15,967         16,368            16,287
09/30/1996        16,619          16,119         16,521            16,357
10/31/1996        16,751          16,246         16,648            16,429
11/30/1996        16,900          16,391         16,793            16,498
12/31/1996        16,964          16,453         16,851            16,569
01/31/1997        17,064          16,550         16,946            16,641
02/28/1997        17,138          16,622         17,015            16,706
03/31/1997        17,144          16,628         17,020            16,779
04/30/1997        17,240          16,721         17,112            16,851
05/31/1997        17,363          16,840         17,230            16,925
06/30/1997        17,477          16,951         17,337            16,996
07/31/1997        17,612          17,082         17,467            17,070
08/31/1997        17,663          17,131         17,514            17,143
09/30/1997        17,780          17,244         17,626            17,215
10/31/1997        17,819          17,282         17,662            17,291
11/30/1997        17,895          17,357         17,736            17,363
12/31/1997        17,994          17,452         17,828            17,438
01/31/1998        18,098          17,553         17,928            17,515
02/28/1998        18,160          17,613         17,985            17,585
03/31/1998        18,280          17,729         18,100            17,662
04/30/1998        18,362          17,809         18,178            17,736
05/31/1998        18,443          17,887         18,255            17,813
06/30/1998        18,505          17,948         18,311            17,886
07/31/1998        18,614          18,054         18,414            17,961
08/31/1998        18,620          18,059         18,416            18,038
09/30/1998        18,743          18,179         18,532            18,112
10/31/1998        18,812          18,246         18,595            18,184
11/30/1998        18,874          18,306         18,652            18,252
12/31/1998        18,952          18,381         18,725            18,319
01/31/1999        19,024          18,451         18,792            18,387
02/28/1999        19,100          18,525         18,862            18,449
03/31/1999        19,234          18,654         18,990            18,520
04/30/1999        19,320          18,738         19,072            18,588
05/31/1999        19,322          18,740         19,070            18,659
06/30/1999        19,388          18,804         19,131            18,728
07/31/1999        19,454          18,868         19,190            18,801
08/31/1999        19,516          18,928         19,246            18,876
09/30/1999        19,602          19,012         19,325            18,950
10/31/1999        19,694          19,101         19,410            19,027
11/30/1999        19,786          19,191         19,495            19,103
12/31/1999        19,864          19,266         19,567            19,186
01/31/2000        19,917          19,318         19,620            19,270
02/29/2000        20,021          19,418         19,712            19,353
03/31/2000        20,149          19,542         19,833            19,444
04/30/2000        20,221          19,613         19,900            19,535
05/31/2000        20,329          19,717         20,002            19,631
06/30/2000        20,453          19,837         20,118            19,723
07/31/2000        20,557          19,938         20,216            19,818
08/31/2000        20,684          20,062         20,335            19,916
09/30/2000        20,802          20,176         20,447            20,016
10/31/2000        20,892          20,263         20,531            20,120
11/30/2000        21,059          20,425         20,691            20,223
12/31/2000        21,225          20,586         20,848            20,330
01/31/2001        21,370          20,726         20,984            20,436
02/28/2001        21,511          20,863         21,118            20,524
03/31/2001        21,605          20,955         21,205            20,614

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The Fund then employs a variety of value-added strategies geared to enhance yield, including duration extension, credit quality positioning, cost-effective trading and investment in an expanded set of financial instruments.

* Past performance is no guarantee of future results. The fund may invest up to 5% in foreign securities, which may entail greater risk due to foreign economic and political developments. Investment in high yield, lower rated securities generally involves greater risk to principal than investment in higher rated securities. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 31

AN ENHANCED INDEX STOCK FUND
PIMCO StocksPLUS Fund

OBJECTIVE:
Total return which exceeds that of the S&P 500.

PORTFOLIO:
Primarily S&P 500 Index futures and short-term bonds.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
5/13/93

TOTAL NET ASSETS:
$1.0 billion

PORTFOLIO MANAGER:
Bill Gross


[PHOTO]

Bill Gross
Portfolio Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Recently, Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund Highlights

 .    Fund slightly outperformed the S&P 500 Index in line with its objective.

 .    Strong bond market helped returns, but couldn't overcome the stock market correction.

 .    High quality bonds should remain the focus this year.

What is StocksPLUS?

PIMCO StocksPLUS Fund is an enhanced index stock fund that seeks total return in excess of the Standard & Poor's 500 Index (S&P 500) through investment in S&P 500 futures. These futures are purchased with a small percentage of the Fund's assets, freeing the remaining assets for investment in an actively managed portfolio of short-term, investment-grade bonds that can add incremental return beyond that of the S&P 500.

S&P 500 melts down

As its returns tend to shadow the S&P 500, the Fund had a difficult year, with Class A shares declining 21.31% for the one-year period ended March 31, 2001. This return slightly outperformed the S&P 500, which fell 21.68%, as well as the Lipper Large-Cap Core Fund Average, which fell 22.12%.

Bonds can't carry stock wipeout

Slow growth in the U.S., combined with three rate cuts by the Federal Reserve, drove Treasury yields down and bond prices up over the past year. That same slow growth, combined with a flight to quality, severely hurt returns in the equity markets. Generally, higher-quality bonds outperformed lower-quality bonds as defaults and downgrades increased within the corporate bond market.

Mortgage-backed securities stay strong

The StocksPLUS Fund's above-index duration boosted overall returns as short-term interest rates fell significantly. The Fund's fixed-income holdings in higher-quality areas of the bond market like mortgage-backed securities helped performance due to their relatively high yields and lower volatility. Real return bonds also boosted returns as real yields fell.

     The Fund's modest exposure to lower-quality, high-yield bonds hurt performance as concerns about a slowing economy drove investors to higher-quality areas of the bond market.

Economic weakness in the near term

We believe that the U.S. economy will continue to struggle over the next two or three quarters, leading a worldwide slowdown. Banks throughout the world, including our own Federal Reserve, will cut interest rates in order to mitigate this slowdown. In general, we expect bonds to perform relatively well in this environment, with higher-quality areas of the bond market doing best as credit deterioration continues amid slower growth.

     Going forward, we expect to maintain duration at or near the one-year maximum as slowing growth puts a ceiling on rates. This should also help to offset refinancing risk from mortgage holdings, which we expect to continue emphasizing in order to take advantage of relatively high yields and strong credit quality. We also expect to take advantage of relatively high yield premiums on select short-maturity, high-quality corporate issues and continue to favor real return bonds as real yields are expected to decline in the face of slowing global economic activity.

32 PIMCO Funds Annual Report | 3.31.01

PIMCO StocksPLUS Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                             1 year            3 year       5 year    10 year   Inception
                                                                                                                (5/13/93)
PIMCO StockPLUS Fund A Shares                               -21.31%             2.61%       13.60%         --      15.43%
PIMCO StockPLUS Fund A Shares (adjusted)                    -23.67%             1.57%       12.91%         --      14.99%
PIMCO StockPLUS Fund B Shares                               -21.91%             1.84%       12.75%         --      14.67%
PIMCO StockPLUS Fund B Shares (adjusted)                    -25.48%             1.15%       12.53%         --      14.67%
PIMCO StockPLUS Fund C Shares (adjusted)                    -22.38%             2.11%       13.04%         --      14.86%
Lipper Large-Cap Core Fund Avg.                             -22.12%             1.88%       11.64%         --         --
S&P 500 Index                                               -21.68%             3.05%       14.18%         --         --

MATURITY PROFILE

Less than 1 year                39%
1-5 years                       61%
Duration                  1.1 years

SECTOR BREAKDOWN

Mortgage-Backed Securities           49.7%
Corporate Bonds & Notes              19.1%
U.S. Treasury Obligations             8.7%
Sovereign Issues                      7.6%
Short-Term Instruments                6.7%
Asset-Backed Securities               6.3%
Other                                 1.9%

QUALITY BREAKDOWN

AAA                                   74.0%
AA                                     6.4%
A                                      3.4%
BBB                                   11.2%
BB                                     5.0%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                                STOCKSPLUS FUND

                PIMCO            PIMCO           PIMCO            S&P 500
  MONTH         StocksPLUS A     StocksPLUS B    StocksPLUS C     Index
--------------------------------------------------------------------------------
05/31/1993       9,700           10,000          10,000           10,000
06/30/1993       9,749           10,043          10,044           10,029
07/31/1993       9,727           10,015          10,016            9,989
08/31/1993      10,094           10,383          10,397           10,368
09/30/1993       9,993           10,276          10,289           10,288
10/31/1993      10,211           10,487          10,501           10,501
11/30/1993      10,092           10,362          10,376           10,401
12/31/1993      10,271           10,544          10,560           10,527
01/31/1994      10,605           10,880          10,899           10,885
02/28/1994      10,275           10,534          10,550           10,589
03/31/1994       9,818           10,052          10,084           10,128
04/30/1994       9,938           10,175          10,198           10,258
05/31/1994      10,120           10,350          10,384           10,426
06/30/1994       9,902           10,126          10,158           10,170
07/31/1994      10,284           10,510          10,546           10,504
08/31/1994      10,750           10,978          11,018           10,935
09/30/1994      10,563           10,784          10,823           10,668
10/31/1994      10,729           10,942          10,983           10,907
11/30/1994      10,397           10,593          10,642           10,510
12/31/1994      10,529           10,729          10,768           10,666
01/31/1995      10,816           11,009          11,061           10,943
02/28/1995      11,299           11,493          11,550           11,369
03/31/1995      11,603           11,800          11,849           11,705
04/30/1995      11,975           12,165          12,228           12,049
05/31/1995      12,513           12,706          12,774           12,531
06/30/1995      12,783           12,969          13,039           12,822
07/31/1995      13,185           13,375          13,448           13,247
08/31/1995      13,270           13,454          13,528           13,280
09/30/1995      13,829           14,006          14,096           13,841
10/31/1995      13,801           13,971          14,061           13,791
11/30/1995      14,461           14,624          14,720           14,397
12/31/1995      14,736           14,892          15,003           14,674
01/31/1996      15,259           15,421          15,522           15,174
02/29/1996      15,296           15,448          15,550           15,314
03/31/1996      15,494           15,638          15,755           15,462
04/30/1996      15,683           15,818          15,938           15,690
05/31/1996      16,039           16,165          16,288           16,094
06/30/1996      16,187           16,304          16,428           16,156
07/31/1996      15,429           15,537          15,655           15,442
08/31/1996      15,750           15,850          15,985           15,768
09/30/1996      16,667           16,760          16,902           16,655
10/31/1996      17,194           17,277          17,426           17,114
11/30/1996      18,466           18,544          18,706           18,408
12/31/1996      18,067           18,134          18,292           18,043
01/31/1997      19,177           19,218          19,402           19,171
02/28/1997      19,303           19,345          19,548           19,321
03/31/1997      18,446           18,461          18,657           18,527
04/30/1997      19,573           19,591          19,797           19,633
05/31/1997      20,812           20,817          21,036           20,828
06/30/1997      21,667           21,667          21,886           21,761
07/31/1997      23,438           23,407          23,661           23,493
08/31/1997      22,170           22,122          22,378           22,177
09/30/1997      23,311           23,261          23,519           23,392
10/31/1997      22,554           22,505          22,755           22,610
11/30/1997      23,474           23,394          23,670           23,657
12/31/1997      23,908           23,810          24,101           24,063
01/31/1998      24,214           24,115          24,409           24,329
02/28/1998      25,842           25,702          26,032           26,084
03/31/1998      27,128           26,971          27,305           27,420
04/30/1998      27,457           27,279          27,617           27,695
05/31/1998      26,897           26,701          27,053           27,219
06/30/1998      27,943           27,723          28,097           28,325
07/31/1998      27,633           27,393          27,763           28,023
08/31/1998      23,394           23,188          23,513           23,972
09/30/1998      25,186           24,932          25,288           25,507
10/31/1998      27,178           26,912          27,273           27,582
11/30/1998      28,722           28,408          28,806           29,254
12/31/1998      30,537           30,167          30,623           30,940
01/31/1999      31,560           31,159          31,631           32,233
02/28/1999      30,493           30,100          30,558           31,232
03/31/1999      31,765           31,340          31,808           32,481
04/30/1999      33,013           32,556          33,062           33,739
05/31/1999      32,145           31,670          32,166           32,943
06/30/1999      34,003           33,479          34,015           34,771
07/31/1999      32,881           32,344          32,865           33,685
08/31/1999      32,700           32,143          32,685           33,519
09/30/1999      31,954           31,407          31,939           32,600
10/31/1999      33,990           33,398          33,958           34,663
11/30/1999      34,534           33,889          34,481           35,367
12/31/1999      36,488           35,807          36,422           37,451
01/31/2000      34,620           33,935          34,525           35,570
02/29/2000      34,066           33,361          33,972           34,896
03/31/2000      37,248           36,470          37,115           38,310
04/30/2000      36,082           35,322          35,949           37,157
05/31/2000      35,339           34,537          35,180           36,394
06/30/2000      36,187           35,370          36,042           37,292
07/31/2000      35,706           34,899          35,534           36,708
08/31/2000      38,084           37,224          37,882           38,988
09/30/2000      35,989           35,176          35,795           36,930
10/31/2000      35,802           34,993          35,580           36,774
11/30/2000      33,106           32,358          32,862           33,875
12/31/2000      33,374           32,621          33,128           34,040
01/31/2001      34,652           33,870          34,374           35,248
02/28/2001      31,430           30,720          31,156           32,034
03/31/2001      29,311           28,650          29,069           30,005

Investment Process
--------------------------------------------------------------------------------
Taking an innovative approach, the Fund combines a non-leveraged position in S&P 500 Index futures with an actively managed, short duration fixed-income portfolio. In doing so, the Fund seeks to capture the performance of the S&P 500 Index plus an incremental return based on the fixed income component. The manager adds value primarily through duration management, credit risk management and investment in a variety of high quality, short-term securities.

* Past performance is no guarantee of future results. This Fund may invest substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rated securities, may at times invest in derivatives and mortgage related securities. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 33

A STOCK AND BOND FUND
PIMCO Strategic Balanced Fund

OBJECTIVE:
Maximum total return.

PORTFOLIO:
S&P 500 Index futures and short-and intermediate-term investment grade bonds.

DURATION RANGE:
0-6 years

FUND INCEPTION DATE:
6/28/96

TOTAL NET ASSETS:
$74.5 million

PORTFOLIO MANAGER:
Bill Gross

[PHOTO]

Bill Gross
Portfolio Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Recently, Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund Highlights

 .    Fund outperfomed its benchmark for the 1-year period.

 .    Bond holdings tempered stock decline.

 .    Bonds should perform relatively well in the months ahead amidst continued
     economic weakness.

Balance holds steady

PIMCO Strategic Balanced Fund is designed to provide broad exposure to both stocks and bonds by investing in a blended portfolio made up of the PIMCO StocksPLUS Fund and PIMCO Total Return Fund. The Fund's Class A shares returned -8.58% for the one-year period ended March 31, 2001, underperforming the Lipper Balanced Fund Average, which returned -6.26%. The Fund did, however, outperform its benchmark--a blend of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index--which returned -9.09%. The Fund also outpaced its Lipper Average over the 3-year and since-inception periods.

Bond returns beat out stocks

Slow growth in the U.S., combined with three rate cuts by the Federal Reserve, drove Treasury yields down and bond prices up over the past year. That same slow growth combined with a flight to quality severely hurt returns in the equity markets. Generally, higher quality bonds outperformed lower quality bonds as defaults and downgrades increased within the corporate bond market. The Fund's asset allocation at the end of the quarter modestly favored stocks, with a 53% weight for stocks and a 47% weighting for bonds.

Focus on bonds boosts returns

The Strategic Balanced Fund's slight overweight toward bonds for much of the year boosted overall returns, while falling interest rates helped the short-term bonds backing its equity exposure. The Fund's fixed-income exposure to higher quality areas of the bond market like mortgage-backed securities helped performance due to their relatively high yields and lower volatility. More importantly, the Fund's substantial underweighting to lower quality, high yield corporate bonds dramatically enhanced returns. Real return bonds also boosted returns as real yields fell.

     Compared to the benchmark, the Fund's underweight in corporates did hurt returns in the first quarter of 2001. For most of the year, this strategy proved correct. But, when the Fed began easing rates, we saw a short-lived rally in the corporate bond market. Our minimal exposure meant we did not reap all the benefits of that rally. Additionally, the Fund's small Euro position was slightly negative as the Euro failed to rally against the dollar as U.S. growth slowed and growth in Europe remained solid.

Economic weakness in the near term

We believe that the U.S. economy will continue to struggle over the next two or three quarters, leading a worldwide slowdown. Banks throughout the world, including our own Federal Reserve, will cut interest rates in order to mitigate this slowdown. In general, we expect bonds to perform relatively well in this environment, with higher quality areas of the bond market doing best as credit deterioration continues amid slower growth.

     We anticipate targeting a neutral 60/40 percent equity/bond mix in the months ahead in light of stock market volatility and the potential for still further corporate earnings disappointments. In particular, we will extend our fixed-income duration one year above the benchmark and maintain our high quality focus, with an emphasis on short-term Eurozone issues.

34 PIMCO Funds Annual Report | 3.31.01

PIMCO Strategic Balanced Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01



                                                                      1 year   3 year      5 year      10 year  Inception
                                                                                                                (6/28/96)
PIMCO Strategic Balanced Fund A Shares                                -8.58%    3.81%         --           --      11.21%
PIMCO Strategic Balanced Fund A Shares (adjusted)                    -12.70%    2.22%         --           --      10.14%
PIMCO Strategic Balanced Fund B Shares                                -9.28%    3.05%         --           --      10.40%
PIMCO Strategic Balanced Fund B Shares (adjusted)                    -13.37%    2.28%         --           --      10.11%
PIMCO Strategic Balanced Fund C Shares (adjusted)                    -10.13%    3.00%         --           --      10.36%
Lipper Balanced Fund Average                                          -6.26%    3.26%         --           --     --
60% S&P 500 40% LBAG                                                  -9.09%    5.01%         --           --     --
S&P 500 Index                                                        -21.68%    3.05%         --           --     --

SECTOR BREAKDOWN

StocksPLUS Fund                       55.0%
Total Return Fund                     39.2%
Short-Term Instruments                 5.8%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                            STRATEGIC BALANCED FUND

                     PIMCO            PIMCO            PIMCO                             Lipper
                     Strategic        Strategic        Strategic        60% S&P 500      Balanced         S&P 500
  MONTH              Balanced A       Balanced B       Balanced C       40% LBAG         Index            Index
-------------------------------------------------------------------------------------------------------------------
06/30/1996            9,550           10,000           10,000           10,000           10,000           10,000
07/31/1996            9,289            9,720            9,720            9,746            9,743            9,558
08/31/1996            9,430            9,860            9,860            9,863            9,896            9,760
09/30/1996            9,875           10,319           10,319           10,264           10,262           10,309
10/31/1996           10,148           10,598           10,598           10,525           10,480           10,593
11/30/1996           10,707           11,176           11,176           11,075           10,968           11,394
12/31/1996           10,506           10,959           10,959           10,902           10,834           11,168
01/31/1997           10,944           11,409           11,409           11,324           11,165           11,866
02/28/1997           11,002           11,463           11,463           11,388           11,206           11,959
03/31/1997           10,648           11,087           11,087           11,057           10,880           11,468
04/30/1997           11,129           11,581           11,581           11,520           11,208           12,152
05/31/1997           11,589           12,053           12,053           11,984           11,666           12,892
06/30/1997           11,939           12,410           12,410           12,363           12,041           13,470
07/31/1997           12,666           13,157           13,157           13,086           12,726           14,542
08/31/1997           12,212           12,678           12,678           12,602           12,322           13,727
09/30/1997           12,657           13,130           13,130           13,090           12,814           14,479
10/31/1997           12,473           12,932           12,932           12,904           12,581           13,995
11/30/1997           12,795           13,258           13,258           13,286           12,811           14,643
12/31/1997           12,995           13,457           13,457           13,477           13,001           14,895
01/31/1998           13,169           13,628           13,628           13,635           13,092           15,059
02/28/1998           13,688           14,158           14,158           14,221           13,611           16,145
03/31/1998           14,150           14,626           14,626           14,678           14,028           16,972
04/30/1998           14,269           14,740           14,740           14,797           14,125           17,143
05/31/1998           14,118           14,575           14,575           14,700           13,982           16,848
06/30/1998           14,522           14,983           14,983           15,109           14,235           17,533
07/31/1998           14,438           14,888           14,888           15,025           14,068           17,346
08/31/1998           13,075           13,473           13,473           13,819           12,856           14,838
09/30/1998           13,840           14,253           14,253           14,480           13,411           15,789
10/31/1998           14,458           14,882           14,882           15,156           13,913           17,073
11/30/1998           14,918           15,346           15,346           15,742           14,422           18,108
12/31/1998           15,486           15,922           15,922           16,305           14,954           19,151
01/31/1999           15,852           16,288           16,288           16,760           15,193           19,952
02/28/1999           15,340           15,754           15,754           16,331           14,829           19,332
03/31/1999           15,834           16,250           16,250           16,759           15,195           20,105
04/30/1999           16,214           16,630           16,630           17,170           15,693           20,884
05/31/1999           15,873           16,271           16,271           16,866           15,452           20,391
06/30/1999           16,465           16,871           16,871           17,406           15,878           21,522
07/31/1999           16,103           16,487           16,461           17,051           15,581           20,851
08/31/1999           16,040           16,422           16,397           16,996           15,418           20,747
09/30/1999           15,840           16,215           16,189           16,796           15,220           20,179
10/31/1999           16,472           16,850           16,824           17,459           15,662           21,456
11/30/1999           16,623           16,991           16,967           17,671           15,831           21,892
12/31/1999           17,165           17,543           17,518           18,261           16,299           23,181
01/31/2000           16,424           16,771           16,745           17,687           15,890           22,017
02/29/2000           16,289           16,634           16,608           17,572           15,852           21,600
03/31/2000           17,314           17,650           17,628           18,696           16,786           23,713
04/30/2000           16,919           17,248           17,212           18,337           16,479           22,999
05/31/2000           16,811           17,110           17,086           18,108           16,324           22,527
06/30/2000           17,046           17,363           17,325           18,526           16,585           23,083
07/31/2000           16,990           17,292           17,268           18,420           16,540           22,722
08/31/2000           17,785           18,060           18,037           19,213           17,278           24,133
09/30/2000           17,155           17,413           17,393           18,653           16,915           22,859
10/31/2000           17,142           17,385           17,365           18,655           16,900           22,762
11/30/2000           16,622           16,857           16,821           17,894           16,286           20,968
12/31/2000           16,818           17,050           17,017           18,079           16,692           21,070
01/31/2001           17,271           17,494           17,476           18,583           17,046           21,818
02/28/2001           16,426           16,621           16,602           17,631           16,384           19,828
03/31/2001           15,828           15,809           15,986           16,996           15,855           18,572

Investment Process
--------------------------------------------------------------------------------
The Strategic Balanced Fund seeks to provide broad exposure to both equity and fixed income classes. The Fund's equity exposure is achieved by investment in the PIMCO StocksPLUS Fund and the fixed income exposure is obtained by investment in the PIMCO Total Return Fund. Allocation decisions are based on PIMCO's consensus economic forecasts of business cycle phases.

* Past performance is no guarantee of future results. The fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rated securities, may at times invest in derivatives and mortgage related securities. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 35

AN INTERMEDIATE DURATION BOND FUND
PIMCO Total Return Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily an intermediate-term portfolio of investment grade bonds.

DURATION RANGE:
3-6 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$42.5 billion

PORTFOLIO MANAGER:
Bill Gross

[PHOTO]

Bill Gross
Portfolio Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Recently, Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund Highlights

 .    12.27% return soundly beat Lipper Average.

 .    Returns were buoyed by a strong bond market.

 .    Focus on higher quality key to outperformance.

 .    Foresee relatively strong bond market ahead.

A very good year

I am pleased to report that PIMCO Total Return Fund delivered strong results for our shareholders, with Class A shares returning 12.27% for the one-year period ended March 31, 2001. This performance slightly trailed the Fund's benchmark, but once again soundly beat the Lipper Intermediate Investment-Grade Debt Fund Average.

A lift from the market

The Fund's performance was supported by one of the strongest bond markets in recent history, with the Lehman Brothers Aggregate Bond Index, a good proxy for the bond market as a whole, up 12.53% for the year ending March 31, 2001. The market thrived on signs of a slowing economy and three Federal Reserve rate cuts totaling 150 basis points.

Higher quality focus

PIMCO Total Return Fund's focus on higher quality areas of the bond market greatly enhanced performance during this year. In particular, compared to the benchmark, we were overweighted in mortgage-backed securities, which provided relatively high yields and lower market volatility. In addition, our above-average duration for much of the year helped performance as interest rates in general fell.

     The Fund's corporate bond exposure first helped and then hindered performance for the year. Compared to the benchmark, the Fund was very underweight in lower-quality high-yield corporates. For most of the year, this strategy proved correct. But, when the Fed began easing rates in the first quarter of 2001, we saw a short-lived rally in the corporate bond market. Our minimal exposure meant we did not reap all the benefits of that rally.

Bond market should hold steady

We believe that the U.S. economy will continue to struggle over the next two to three quarters. We expect bonds to perform relatively well in this environment, although risks of credit erosion remain a very real concern.

     As for the Fund, we anticipate keeping duration about one year above the benchmark and remaining focused on high-quality issues. In terms of sector strategies, we plan to continue overweighting mortgages, which we believe still offer relatively high yields and strong credit quality. We also plan to overweight real return bonds. We expect to underweight the Fund's corporate holdings because of the weaker growth and profit forecasts. But, we will selectively add top-quality corporate issues with compelling valuations. Elsewhere, we will look to increase the Fund's exposure to core European bonds, which should offer value as the economy slows and the European Central Bank eases interest rates.

36 PIMCO Funds Annual Report | 3.31.01

PIMCO Total Return Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                                      1 year   3 year       5 year      10 year          Inception
                                                                                                                         (5/11/87)
PIMCO Total Return Fund A Shares                                      12.27%    6.99%        7.81%        8.62%              8.82%
PIMCO Total Return Fund A Shares (adjusted)                            7.22%    5.35%        6.83%        8.12%              8.46%
PIMCO Total Return Fund B Shares                                      11.44%    6.18%        7.02%        8.08%              8.42%
PIMCO Total Return Fund B Shares (adjusted)                            6.44%    5.30%        6.71%        8.08%              8.42%
PIMCO Total Return Fund C Shares (adjusted)                           10.44%    6.19%        7.02%        7.84%              8.02%
Lipper Intermediate Investment Grade Debt Fund Avg.                   11.21%    5.86%        6.61%        7.57%                 --
Lehman Bros. Agg. Bond Index                                          12.53%    6.88%        7.48%        7.98%                 --

MATURITY PROFILE

Less than 1 year                        2%
1-5 years                              54%
5-10 years                             20%
10-20 years                             9%
20-30 years                            14%
Over 30 years                           1%
Duration                         5.6 years

SECTOR BREAKDOWN

Mortgage-Backed Securities           50.8%
Corporate Bonds & Notes              23.1%
U.S. Treasury Obligations             8.9%
Short-Term Instruments                7.7%
Other                                 9.5%

QUALITY BREAKDOWN

AAA                                   73.5%
AA                                     4.1%
A                                     14.3%
BBB                                    6.9%
BB                                     1.2%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                               TOTAL RETURN FUND

               PIMCO Total     PIMCO Total     PIMCO Total     Lehman Bros.
  MONTH        Return A        Return B        Return C        Agg. Bond Index
--------------------------------------------------------------------------------
05/31/1987      9,550          10,000          10,000          10,000
06/30/1987      9,668          10,117          10,117          10,138
07/31/1987      9,641          10,082          10,082          10,130
08/31/1987      9,615          10,048          10,048          10,076
09/30/1987      9,371           9,787           9,787           9,861
10/31/1987      9,666          10,089          10,089          10,212
11/30/1987      9,733          10,152          10,152          10,294
12/31/1987      9,818          10,233          10,233          10,434
01/31/1988     10,215          10,642          10,642          10,801
02/29/1988     10,329          10,753          10,753          10,929
03/31/1988     10,233          10,646          10,646          10,827
04/30/1988     10,176          10,581          10,581          10,768
05/31/1988     10,122          10,518          10,518          10,696
06/30/1988     10,360          10,759          10,759          10,954
07/31/1988     10,343          10,735          10,735          10,897
08/31/1988     10,388          10,775          10,775          10,925
09/30/1988     10,581          10,969          10,969          11,172
10/31/1988     10,744          11,132          11,132          11,383
11/30/1988     10,644          11,021          11,021          11,244
12/31/1988     10,688          11,059          11,059          11,257
01/31/1989     10,816          11,184          11,184          11,419
02/28/1989     10,744          11,102          11,102          11,336
03/31/1989     10,790          11,143          11,143          11,385
04/30/1989     11,027          11,382          11,382          11,624
05/31/1989     11,291          11,647          11,647          11,929
06/30/1989     11,667          12,028          12,028          12,292
07/31/1989     11,910          12,271          12,271          12,554
08/31/1989     11,700          12,047          12,047          12,368
09/30/1989     11,754          12,096          12,096          12,431
10/31/1989     12,031          12,374          12,374          12,737
11/30/1989     12,132          12,470          12,470          12,858
12/31/1989     12,152          12,483          12,483          12,893
01/31/1990     11,944          12,262          12,262          12,740
02/28/1990     11,971          12,283          12,283          12,781
03/31/1990     11,957          12,261          12,261          12,790
04/30/1990     11,784          12,074          12,074          12,673
05/31/1990     12,165          12,457          12,457          13,048
06/30/1990     12,366          12,655          12,655          13,258
07/31/1990     12,563          12,847          12,847          13,441
08/31/1990     12,361          12,632          12,632          13,261
09/30/1990     12,368          12,632          12,632          13,371
10/31/1990     12,535          12,793          12,793          13,541
11/30/1990     12,846          13,103          13,103          13,832
12/31/1990     13,067          13,320          13,320          14,048
01/31/1991     13,192          13,440          13,440          14,222
02/28/1991     13,372          13,615          13,615          14,343
03/31/1991     13,536          13,774          13,774          14,442
04/30/1991     13,753          13,986          13,986          14,598
05/31/1991     13,850          14,077          14,077          14,684
06/30/1991     13,867          14,086          14,086          14,676
07/31/1991     14,061          14,275          14,275          14,880
08/31/1991     14,436          14,647          14,647          15,202
09/30/1991     14,773          14,980          14,980          15,510
10/31/1991     14,919          15,119          15,119          15,682
11/30/1991     15,043          15,235          15,235          15,826
12/31/1991     15,550          15,740          15,740          16,296
01/31/1992     15,418          15,596          15,596          16,074
02/29/1992     15,547          15,720          15,720          16,179
03/31/1992     15,482          15,644          15,644          16,088
04/30/1992     15,558          15,711          15,711          16,204
05/31/1992     15,874          16,021          16,021          16,510
06/30/1992     16,069          16,210          16,210          16,737
07/31/1992     16,456          16,591          16,591          17,078
08/31/1992     16,591          16,717          16,717          17,251
09/30/1992     16,848          16,966          16,966          17,456
10/31/1992     16,695          16,802          16,802          17,224
11/30/1992     16,703          16,800          16,800          17,228
12/31/1992     16,990          17,079          17,079          17,502
01/31/1993     17,298          17,378          17,378          17,838
02/28/1993     17,677          17,749          17,749          18,150
03/31/1993     17,772          17,836          17,836          18,226
04/30/1993     17,922          17,976          17,976          18,353
05/31/1993     17,957          18,001          18,001          18,376
06/30/1993     18,342          18,375          18,375          18,709
07/31/1993     18,448          18,471          18,471          18,815
08/31/1993     18,861          18,873          18,873          19,145
09/30/1993     18,931          18,934          18,934          19,197
10/31/1993     19,060          19,051          19,051          19,269
11/30/1993     18,886          18,868          18,868          19,105
12/31/1993     19,038          19,008          19,008          19,209
01/31/1994     19,262          19,221          19,221          19,468
02/28/1994     18,912          18,861          18,861          19,130
03/31/1994     18,505          18,444          18,444          18,658
04/30/1994     18,316          18,245          18,245          18,509
05/31/1994     18,223          18,141          18,141          18,507
06/30/1994     18,148          18,067          18,056          18,466
07/31/1994     18,513          18,430          18,408          18,832
08/31/1994     18,559          18,476          18,443          18,856
09/30/1994     18,318          18,236          18,192          18,578
10/31/1994     18,289          18,207          18,152          18,562
11/30/1994     18,283          18,201          18,136          18,521
12/31/1994     18,270          18,189          18,111          18,648
01/31/1995     18,590          18,507          18,417          19,017
02/28/1995     19,019          18,934          18,831          19,470
03/31/1995     19,193          19,107          18,991          19,589
04/30/1995     19,523          19,435          19,306          19,863
05/31/1995     20,134          20,044          19,897          20,631
06/30/1995     20,114          20,024          19,865          20,783
07/31/1995     20,118          20,028          19,857          20,736
08/31/1995     20,419          20,328          20,143          20,986
09/30/1995     20,668          20,576          20,377          21,191
10/31/1995     20,974          20,881          20,666          21,466
11/30/1995     21,421          21,325          21,094          21,788
12/31/1995     21,781          21,684          21,436          22,094
01/31/1996     21,951          21,853          21,590          22,240
02/29/1996     21,409          21,313          21,044          21,854
03/31/1996     21,235          21,140          20,861          21,702
04/30/1996     21,140          21,045          20,754          21,580
05/31/1996     21,074          20,980          20,678          21,536
06/30/1996     21,403          21,307          20,988          21,825
07/31/1996     21,450          21,354          21,021          21,885
08/31/1996     21,424          21,328          20,981          21,848
09/30/1996     21,908          21,810          21,443          22,229
10/31/1996     22,469          22,369          21,979          22,721
11/30/1996     22,993          22,890          22,478          23,111
12/31/1996     22,699          22,597          22,177          22,896
01/31/1997     22,771          22,669          22,241          22,966
02/28/1997     22,814          22,712          22,270          23,023
03/31/1997     22,532          22,431          21,980          22,768
04/30/1997     22,930          22,828          22,354          23,109
05/31/1997     23,157          23,054          22,560          23,327
06/30/1997     23,421          23,317          22,803          23,604
07/31/1997     24,068          23,960          23,417          24,240
08/31/1997     23,851          23,745          23,190          24,034
09/30/1997     24,230          24,122          23,545          24,388
10/31/1997     24,512          24,402          23,801          24,742
11/30/1997     24,614          24,504          23,889          24,856
12/31/1997     24,893          24,781          24,142          25,106
01/31/1998     25,268          25,155          24,493          25,428
02/28/1998     25,190          25,077          24,402          25,408
03/31/1998     25,266          25,153          24,460          25,497
04/30/1998     25,354          25,241          24,534          25,630
05/31/1998     25,641          25,526          24,794          25,873
06/30/1998     25,882          25,766          25,012          26,092
07/31/1998     25,957          25,841          25,070          26,148
08/31/1998     26,359          26,241          25,443          26,573
09/30/1998     27,139          27,018          26,181          27,196
10/31/1998     26,949          26,829          25,979          27,052
11/30/1998     27,041          26,920          26,052          27,205
12/31/1998     27,195          27,073          26,182          27,287
01/31/1999     27,347          27,225          26,316          27,482
02/28/1999     26,833          26,713          25,808          27,002
03/31/1999     27,053          26,932          26,004          27,152
04/30/1999     27,178          27,056          26,106          27,238
05/31/1999     26,873          26,753          25,798          26,999
06/30/1999     26,820          26,700          25,730          26,913
07/31/1999     26,710          26,590          25,607          26,799
08/31/1999     26,723          26,603          25,602          26,785
09/30/1999     27,012          26,891          25,863          27,096
10/31/1999     27,093          26,971          25,925          27,196
11/30/1999     27,147          27,025          25,961          27,194
12/31/1999     26,995          26,874          25,798          27,063
01/31/2000     26,846          26,726          25,640          26,974
02/29/2000     27,166          27,044          25,930          27,300
03/31/2000     27,557          27,434          26,285          27,660
04/30/2000     27,472          27,349          26,188          27,581
05/31/2000     27,458          27,335          26,157          27,568
06/30/2000     28,029          27,904          26,682          28,142
07/31/2000     28,276          28,149          26,901          28,397
08/31/2000     28,711          28,583          27,297          28,809
09/30/2000     28,800          28,671          27,365          28,990
10/31/2000     28,973          28,843          27,510          29,182
11/30/2000     29,529          29,397          28,022          29,659
12/31/2000     30,120          29,985          28,563          30,209
01/31/2001     30,547          30,411          28,951          30,703
02/28/2001     30,831          30,694          29,203          30,971
03/31/2001     30,942          30,804          29,290          31,126

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO investment professionals develop a 3 to 5-year outlook for the global economy and interest rates. Quarterly meetings are then held to forecast specific influencing factors, including interest rate volatility, yield curve movements and credit trends. Taken together, these sessions set the basic portfolio parameters. Bottom-up strategies are then meshed with the top-down strategies to create value.

* Past performance is no guarantee of future results. The fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. Investment in high yield, lower rated securities generally involves greater risk to principal than investment in higher rated securities. Mortgage-backed securities may be sensitive to changes in prevailing interest rates, when they rise the value generally declines. There is no assurance that the private guarantors or insurers will meet their obligations. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 37

AN INTERMEDIATE DURATION BOND FUND
PIMCO Total Return Mortgage Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily mortgage-backed securities.

DURATION RANGE:
2-6 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
25.1 million

PORTFOLIO MANAGER:
Scott Simon

[PHOTO]

Scott Simon
Portfolio Manager

An acclaimed expert in his field, Mr. Simon is head of mortgage securities at PIMCO and is a senior member of its portfolio management and investment strategy groups. He has 18 years of investment experience.

Fund Highlights

 .    12.68% return surpassed benchmark and Lipper Average.

 .    Slowing U.S. economy was positive for bond performance.

 .    Above-index duration helped relative return.

 .    Continued economic weakness bodes well for high-quality mortgages, especially GNMA issues.

Returns outpace benchmark

PIMCO Total Return Mortgage Fund Class A shares returned 12.68% for the one-year period ended March 31, 2001. This performance surpassed our benchmark and the Lipper U.S. Mortgage Fund Average. The Fund also outperformed its Lipper Average for the 3-year and since-inception periods.

Strong bond market

The U.S. economy slowed considerably over the year ending March 31, 2001. While we started this period with the Fed raising rates on inflation fears, we ended with three consecutive rate cuts (for a total of 150 basis points). This environment was generally very favorable for bonds. But, we also saw downgrades and defaults, driving investors toward higher-quality securities.

     As for the mortgage-backed market, the lower rates encouraged homeowners to refinance, increasing the risk of prepayment. We believe, however, that the additional yield offered by mortgage-backed securities offsets that risk.

Longer duration boosts return

To get the maximum benefit from falling rates, we kept the Fund's duration slightly longer than its benchmark. This strategy was instrumental in helping us to outperform our benchmark.

     Protecting ourselves against prepayment risk was also a significant factor in our relative performance last year. For example, our investments in Commercial Mortgage Backed Securities (CMBS) enhanced returns, because these securities are less vulnerable to prepayment risk.

     The Fund's relative performance was hindered slightly by our GNMA (Ginnie
Mae) investments, at the expense of Freddie Mac and Fannie Mae. Our strategy was based on investors' concerns that the federal government would restrict the activities of Freddie Mac and Fannie Mae. These concerns abated, however, and these issues actually outperformed Ginnie Maes.

Quality is the watchword

We believe that the U.S. economy will continue to struggle over the next several quarters. Banks worldwide will most likely ease rates to mitigate this slowdown, including our own Federal Reserve. In general we expect bonds to perform relatively well in this environment, with higher-quality areas doing best.

     Our strategy for the Fund in this type of market is to maintain our above-index duration and our focus on quality. In terms of specific sector plays, we intend to stay overweight in GNMA securities, as their government guaranty becomes more valuable when credit quality is deteriorating. These securities also add yield during a period of decreasing interest rates.

38 PIMCO Funds Annual Report | 3.31.01

PIMCO Total Return Mortgage Fund Performance & Statistics
AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                                      1 year   3 year     5 year      10 year            Inception
                                                                                                                         (7/31/97)
PIMCO Total Return Mortgage Fund A Shares                             12.68%    7.27%         --           --                7.72%
PIMCO Total Return Mortgage Fund A Shares (adjusted)                   7.61%    5.65%         --           --                6.38%
PIMCO Total Return Mortgage Fund B Shares                             11.84%    6.47%         --           --                6.92%
PIMCO Total Return Mortgage Fund B Shares (adjusted)                   6.84%    5.58%         --           --                6.23%
PIMCO Total Return Mortgage Fund C Shares (adjusted)                  10.82%    6.47%         --           --                6.92%
Lipper U.S. Mortgage Fund Avg.                                        11.48%    6.08%         --           --                   --
Lehman Brothers Mortgage Index                                        12.64%    6.97%         --           --                   --

MATURITY PROFILE

Less than 1 year                        7%
1-5 years                              68%
5-10 years                             20%
10-20 years                             2%
20-30 years                             2%
Over 30 years                           1%
Duration                         3.2 years

SECTOR BREAKDOWN

Mortgage-Backed Securities           83.4%
Short-Term Instruments               15.3%
Other                                 1.3%

QUALITY BREAKDOWN

AAA                                   97.1%
AA                                     2.9%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                          TOTAL RETURN MORTGAGE FUND


                 PIMCO Total     PIMCO Total     PIMCO Total
                 Return Mort.    Return Mort.    Return Mort.    Lehman
  MONTH          Fund A          Fund B          Fund C          Mortgage Index
--------------------------------------------------------------------------------
07/31/1997        9,550          10,000          10,000          10,000
08/31/1997        9,557          10,000          10,000          9,976
09/30/1997        9,705          10,149          10,149          10,103
10/31/1997        9,847          10,290          10,290          10,215
11/30/1997        9,890          10,329          10,329          10,248
12/31/1997       10,004          10,442          10,442          10,342
01/31/1998       10,111          10,547          10,547          10,445
02/28/1998       10,127          10,559          10,559          10,467
03/31/1998       10,162          10,588          10,588          10,511
04/30/1998       10,228          10,651          10,651          10,570
05/31/1998       10,314          10,733          10,733          10,641
06/30/1998       10,379          10,794          10,794          10,691
07/31/1998       10,418          10,828          10,828          10,746
08/31/1998       10,541          10,949          10,949          10,843
09/30/1998       10,656          11,063          11,063          10,974
10/31/1998       10,612          11,010          11,010          10,960
11/30/1998       10,656          11,049          11,049          11,015
12/31/1998       10,684          11,070          11,070          11,061
01/31/1999       10,747          11,128          11,128          11,140
02/28/1999       10,688          11,061          11,061          11,096
03/31/1999       10,755          11,124          11,124          11,170
04/30/1999       10,806          11,170          11,170          11,222
05/31/1999       10,744          11,099          11,099          11,159
06/30/1999       10,730          11,078          11,078          11,120
07/31/1999       10,688          11,028          11,028          11,045
08/31/1999       10,680          11,013          11,013          11,044
09/30/1999       10,824          11,155          11,155          11,223
10/31/1999       10,874          11,200          11,200          11,288
11/30/1999       10,924          11,244          11,244          11,294
12/31/1999       10,899          11,211          11,211          11,267
01/31/2000       10,825          11,128          11,128          11,169
02/29/2000       10,986          11,287          11,287          11,298
03/31/2000       11,131          11,428          11,428          11,422
04/30/2000       11,090          11,379          11,379          11,430
05/31/2000       11,082          11,363          11,363          11,435
06/30/2000       11,286          11,565          11,565          11,680
07/31/2000       11,394          11,669          11,669          11,755
08/31/2000       11,578          11,851          11,851          11,933
09/30/2000       11,691          11,960          11,960          12,056
10/31/2000       11,769          12,033          12,032          12,143
11/30/2000       11,957          12,216          12,215          12,326
12/31/2000       12,181          12,438          12,437          12,524
01/31/2001       12,369          12,623          12,621          12,719
02/28/2001       12,484          12,729          12,729          12,792
03/31/2001       12,543          12,479          12,778          12,866

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then seeks to add value primarily through interest rate strategies and by exploiting many areas of the mortgage market. PIMCO's advanced proprietary analytics are critical to issue selection and risk management.

* Past performance is no guarantee of future results. This Fund concentrates on investments in mortgage securities, which may entail greater risk than a fully diversified fund. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, securities less than AAA ratings but not lower than BBB ratings and may invest in derivative instruments. See page 40 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 39

Footnotes

The following notes and definitions should help provide a more complete understanding of the performance figures.

Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Emerging Markets Bond, Global Bond II & Real Return Bond Fund Instl. shares and retail shares commenced operations on the same day but for the rest of the PIMS Funds the returns represent the blended performance of the Fund's retail shares (Class A, B or C) and the prior performance of the Fund's Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The retail shares were first offered in January 1997 for the PIMS Funds except CA Intermediate Municipal A on 10/99 & D on 1/00, CA Muni A on 8/00 & D on 5/00, NY Municipal A on 10/99 & D on 1/00, Convertible on 5/99, Municipal Bond on 4/98, Strategic Balanced on 5/99 & Total Return Mortgage on 8/00, respectively. Returns for Class A shares adjusted include the effect of the 4.5% maximum initial sales charge for the PIMS Funds except for CA Intermediate Municipal, CA Municipal, Low Duration, Municipal, NY Municipal, Real Return & StocksPLUS are all 3% and Short-Term Bond Fund is 2%, respectively. Returns for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. Returns are for Class C shares. Returns for Class C shares have a 1% CDSC, which may apply in the first year of ownership.

The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. Duration is a measure of the Fund's price sensitivity expressed in years. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with class A shares. Money market funds are neither insured nor guaranteed by FDIC or any other government agency and there can be no assurance that any money market fund will be able to maintain a net asset value of $1.00 per share. Savings accounts & CD's are guaranteed as to repayment of principal and interest by an agency of the U.S. government. However, the investment return and principal value of bonds and bond funds will fluctuate. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

Lehman CA Intermediate Index is an unmanaged index comprised of California Municipal Bond issues with a maturity range of 5-10 Years. Lehman CA Insured Muni. is an unmanaged index comprised of insured California Municipal Bond Issues. First Boston Convertible Bond Index is an unmanaged market index comprised of convertible bonds. J.P. Morgan Emerging Markets Bond Index tracks total returns for Brady Bonds. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Nigeria, Panama, Peru, Poland and Venezuela. J.P. Morgan Non-U.S. (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. J.P. Morgan Global (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. Lehman Intermediate BB High Yield is an unmanaged market index comprised of various fixed income securities rated BB. Lehman Long Term Treasury is an unmanaged index comprised of various fixed income maturities greater than 10 years. Merrill Lynch 1-3 Yr. Treasury is an unmanaged market index made up of U.S. Treasury issues with maturities from 1-3 years. Salomon 3-month T-bill is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. Lehman General Municipal is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one-year. Lehman NY Insured Muni is an unmanaged index comprised of insured New York Municipal Bond issues. Lehman Inflation Linked Treasury is an unmanaged market index comprised of all U.S. Inflation Linked Treasuries. S&P 500 Index is an unmanaged market index generally considered to be representative of the stock market as a whole. 60% S&P/ 40% LBAG is an unmanaged index comprised of 60% of the return of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index. Lehman Aggregate Bond is an unmanaged market index representative of the U.S. Taxable fixed income universe. Lehman Mortgage is an unmanaged market index representing fixed rate mortgage issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in an unmanaged index.

The funds also offer other share classes, which are subject to different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information regarding such classes may be obtained by calling 1-888-87-PIMCO. For additional details on the Funds, contact your financial advisor to receive a current prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcofunds.com, 1-888-87-PIMCO.

40 PIMCO Funds Annual Report | 3.31.01

PIMCO Schedule of Investments A, B, and C Classes
California Intermediate Municipal Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 100.4%
--------------------------------------------------------------------------------
California 75.1%
A B C California Unified School District
General Obligation, (FGIC Insured), Series 2000
0.000% due 08/01/2029                               $     1,715     $       384

A B C California Unified School District
General Obligation, (FGIC Insured), Series 2001
0.000% due 08/01/2026                                     1,600             422
0.000% due 08/01/2027                                     1,145             286
0.000% due 08/01/2028                                     1,310             310
0.000% due 08/01/2030                                     1,850             390
0.000% due 08/01/2031                                     1,285             257
0.000% due 08/01/2032                                     1,965             373
0.000% due 08/01/2033                                     1,670             300
0.000% due 08/01/2034                                     1,755             299

Alameda, California Harbor Bay Business
Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012                                     3,500           3,506

Anaheim, California Public Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027                                       150             157

Antioch, California Public Financing Authority
Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008                                       495             509

California Educational Facilities Authority Revenue Bonds,
Series 1997-A 5.700% due 10/01/2015                         135             146

California Health Facilities Financing Authority Revenue
Bonds, (CA MTG Insured), Series 2000
5.000% due 09/01/2010                                       350             366

California Health Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 1998-A
5.375% due 08/15/2030                                     1,100           1,117

California Health Facilities Financing Authority
Revenue Bonds, Series 1998-B
5.250% due 10/01/2014                                     3,000           3,025

California Housing Financial Agency Revenue
Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011                                       100             108

California Pollution Central Financing Authority
Revenue Bonds, (MBIA Insured), Series 1996
5.350% due 12/01/2016                                     1,000           1,013

California Pollution Control Financing Authority
Revenue Bonds, Series 1999-A
4.500% due 08/01/2003                                       150             152

California State Department of Water Resources
Central Valley Project Revenue Bonds, Series 1993
5.700% due 12/01/2016                                     1,750           1,829

California State Department Veteran Affairs
Home Revenue Bonds, Series 2000-B
4.900% due 12/01/2005                                       500             507

California State General Obligation Bonds, (FGIC Insured),
Series 1997 5.000% due 10/01/2004                           325             343

California State General Obligation Bonds, (MBIA Insured),
Series 1991 6.600% due 02/01/2011                         1,000           1,187

California State General Obligation Bonds, (MBIA Insured),
Series 1992 7.500% due 10/01/2007                           400             482

California State General Obligation Bonds,
Series 1991 6.500% due 09/01/2010                         1,730           2,037

California State General Obligation Bonds, Series 1997-BL
5.300% due 12/01/2012                                       400             421

California State General Obligation Bonds, Series 2000
5.250% due 03/01/2005                                       100             106
5.250% due 03/01/2013                                       300             318
5.700% due 12/01/2032                                     1,775           1,811
6.310% due 01/01/2027 (d)                                 1,500           1,435

California State General Obligation Bonds, Series 2001
5.500% due 03/01/2012                                     2,000           2,183
5.125% due 03/01/2031                                       500             497

California State Public Works Board Lease Revenue Bonds,
Series 1994-A 6.375% due 11/01/2014                         500             560

California Statewide Communities Development Authority
Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025                                     2,000           2,010

California Statewide Communities Development Authority
Certificates of Participation, (AMBAC Insured), Series 1995
3.600% due 07/01/2015 (d)                                 1,100           1,100

California Statewide Communities Development Authority
Certificates of Participation, Series 1994
6.500% due 07/01/2015                                     1,000           1,115

California Statewide Communities Development Authority
Revenue Bonds, Series 2001
5.125% due 10/01/2030                                     1,950           1,925

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds, Series 1997
7.100% due 09/01/2021                                     2,000           2,357

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                     1,500           1,483

Chico, California Public Financing Authority Revenue
Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011                                       485             512

Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017                                       230             239
6.400% due 09/01/2018                                       120             124

Corona, California Community Facilities District
Special Tax Bonds, Series 1998
5.875% due 09/01/2023                                     1,000             996

East Bay, California Municipal District Wastewater
Treatment System Revenue, Series 1993
5.550% due 06/01/2020 (d)                                 6,000           6,328

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 6.420% due 06/01/2013                         3,450           3,749

East Bay, California Regional Park District General
Obligation Bonds, Series 1998
5.000% due 09/01/2017                                     2,000           2,025

Evergreen, California School District General
Obligation Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005                                      465             586
10.000% due 09/01/2006                                      380             497

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 41

California Intermediate Municipal Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Foothill Eastern Corridor Agency California Toll Road
Revenue Bonds, Series 1995
0.000% due 01/01/2026                               $     1,000     $       272

Foothill Eastern Transportation Corridor Agency Toll
Road Revenue Bonds, (MBIA Insured), Series 1999
5.875% due 01/15/2027                                     2,500           1,630

Fresno, California Special Tax, Series 1998
4.750% due 09/01/2005                                       980             983

Livermore Valley, California Joint Unified School District
General Obligation Bonds, (MBIA Insured), Series 2000
6.500% due 08/01/2003                                     1,000           1,073

Livermore-Amador Water Management Agency California
Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 08/01/2031                                     3,500           3,441

Long Beach, California Harbor Revenue Bonds,
(MBIA Insured), Series 1995 6.500% due 05/15/2005           220             243

Long Beach, California Harbor Revenue Bonds,
Series 1993 4.700% due 05/15/2004                           150             155

Los Angeles County, California Transportation Commission
Certificates of Participation, Series 1992-B
6.250% due 07/01/2004                                       500             527

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Revenue Bonds, Series 1984
7.550% due 11/01/2008                                       390             435

Los Angeles, California State Building Authority Lease
Revenue Bonds, Series 1999-A
4.600% due 10/01/2007                                       150             157

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010                                        30              32

Metropolitan Water District Southern California General
Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007                                       150             177

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.050% due 10/30/2020 (d)                                   600             623

Orange County, California Community Facilities
District Special Tax, Series 2000
5.600% due 08/15/2011                                       455             460
5.700% due 08/15/2012                                       485             490
5.800% due 08/15/2013                                       600             604
6.200% due 08/15/2018                                     1,025           1,033

Orange County, California Local Transportation Authority Sales
Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011                                     3,250           3,816

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                       1,000           1,148

Oxnard, California Improvement Bond Act 1915 Special
Assessment, Series 1997
5.500% due 09/02/2004                                     1,205           1,232

Pacific Housing & Finance Agency, California Revenue Bonds,
(MBIA Insured), Series 1999
4.625% due 12/01/2004                                       250             259

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                     1,000             999

Port of Oakland, California Revenue Bonds, (FGIC Insured),
Series 2000 5.500% due 11/01/2009                           500             546

Rancho, California Water District Financing Authority
Revenue Bonds, (FGIC Insured), Series 1995
5.875% due 11/01/2010                                       900             989

Redding, California Electric System Revenue
Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019                                       500             516

Riverside County, California Asset Leasing Corp.
Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010                                       250             273

Sacramento County, California Sanitation District Financing
Authority Revenue Bonds, Series 2000-A
4.900% due 12/01/2007                                     1,000           1,068
5.100% due 12/01/2009                                     1,000           1,082
5.100% due 12/01/2010                                     1,000           1,083

Sacramento, California Municipal Utility District Electric
Revenue, Series 1993 5.300% due 11/15/2005                2,500           2,649

Sacramento, California Municipal Utility District Revenue Bonds,
Series 1983-M 9.000% due 04/01/2013                         960           1,287

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FGIC Insured),
Series 1996-12-A 5.625% due 05/01/2005                      400             428

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FSA Insured),
Series 1998-16A 5.500% due 05/01/2015                       300             315

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (MBIA Insured),
Series 1996-14A 8.000% due 05/01/2005                       500             578

San Francisco, California City & County Airport Common
International Airport Revenue Bonds, Series 1998
4.500% due 05/01/2026                                     1,750           1,584

San Jose, California Multifamily Housing Revenue Bonds,
(LOC-Bay View Bank N.A. & LOC-Federal Home Loan Bank Insured),
Series 1999 4.950% due 06/01/2039                         1,000           1,046

San Jose, California Redevelopment Agency Tax
Allocation, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                       600             690

San Pablo, California Redevelopment Agency Revenue
Bonds, Series 1979 8.000% due 10/01/2011                    135             160

Santa Margarita/Dana Point Authority, California Revenue
Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006                                       150             176

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                       150             154

Stockton, California Certificates of Participation,
Series 1999 4.750% due 08/01/2006                           120             125

West Sacramento California Import Bridge Act 1915,
Series 1998 4.800% due 09/02/2002                         1,160           1,166

Western Riverside County, California Regional Wastewater
Authority Revenue Bonds, (LOC-Dexia Credit Local France),
Series 1996 3.600% due 04/01/2028                         1,400           1,400
                                                                    -----------
                                                                         88,986
                                                                    -----------

42 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Illinois 1.3%
Illinois Educational Facilities Authority Revenues,
Series 1993 1.000% due 07/01/2012                   $     1,400     $     1,499
                                                                    -----------
New Hampshire 2.3%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014                                     2,690           2,748
                                                                    -----------
Puerto Rico 17.7%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 5.750% due 07/01/2020                         5,000           5,182
                                                                    -----------
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                     3,000           3,497

Puerto Rico Commonwealth General Obligation Bonds,
(MBIA Insured), Series 1995 5.200% due 07/01/2006           410             441

Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Bonds, Series 1993-X
5.200% due 07/01/2003                                       500             518
5.350% due 07/01/2005                                     5,000           5,233

Puerto Rico Commonwealth Infrastructure Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010                                       150             163

Puerto Rico Electric Power Authority Power Revenue Bonds,
Series 1995-X 6.125% due 07/01/2021                         500             559

Puerto Rico Industrial Tourist Educational, Medical &
Environmental Control Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2005                                       250             260

Puerto Rico Industrial Tourist Environmental Central
Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004                                       150             155

Puerto Rico Municipal Finance Agency General Obligation
Bonds, (FSA Insured), Series 1999-A
5.000% due 08/01/2004                                     1,000           1,050

Puerto Rico Public Finance Corp. Revenue Bonds,
(AMBAC Insured), Series 1998-A 5.000% due 06/01/2007        500             535


University of Puerto Rico Revenues Bonds,
(MBIA Insured), Series 1995 6.250% due 06/01/2006         3,000           3,368
                                                                    -----------
                                                                         20,961
                                                                    -----------
Virgin Islands 4.0%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008                                     3,000           3,197
5.500% due 10/01/2007                                     1,500           1,599
                                                                    -----------
                                                                          4,796
                                                                    -----------
Total Municipal Bonds & Notes                                           118,990
(Cost $113,888)                                                     -----------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (b)(c)                             219             223
                                                                    -----------
Total U.S. Treasury Obligations                                             223
(Cost $219)                                                         -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 0.2%
--------------------------------------------------------------------------------
Money Market Fund 0.2%
Reich & Tang California Money Market
   2.630% due 04/02/2001                            $       267     $       267
                                                                    -----------
Total Short-Term Instruments                                                267
(Cost $267)                                                         -----------

Total Investments (a) 100.8%                                        $   119,480
(Cost $114,374)

Other Assets and Liabilities (Net) (0.8%)                                (1,016)
                                                                    -----------
Net Assets 100.0%                                                   $   118,464
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $114,374 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     5,137

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (31)
                                                                    -----------
Unrealized appreciation-net                                         $     5,106
                                                                    -----------

(b) Securities with an aggregate market value of $223 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                            # of     Unrealized
Type                                                   Contracts   Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (06/2001)                          50   $         92
                                                                   ------------

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of March 31, 2001.

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 43

PIMCO Schedule of Investments A, B, and C Classes
California Municipal Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 95.6%
--------------------------------------------------------------------------------
California 65.3%
California Health Facilities Financing Authority
Revenue Bonds, Series 1998
3.800% due 09/01/2028                               $       100     $       100

California Pollution Control Financing Authority
Revenue Bonds, Series 1991 3.600% due 10/01/2011 (d)        300             300

California State Department Water Center
Revenue Bonds, Series 1993
8.375% due 12/01/2003                                       150             169

California State General Obligation, Series 2001
5.125% due 03/01/2031                                       625             621

California Statewide Communities Development Authority
Revenue Bonds, Series 2001
5.125% due 10/01/2030                                       400             395

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                       400             395

Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018                                       125             130

Corona, California Community Facilities District Special
Tax Bonds, Series 1998 5.875% due 09/01/2023                150             149

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 6.420% due 06/01/2013 (d)                       400             435

Foothill Eastern Transportation Corridor Agency Toll Road
Revenue Bonds, (MBIA Insured), Series 1999
0.000% due 01/15/2027                                       500             326

Irvine Ranch California Water District Certificate Participation,
(LOC-Toronto Dominio Bank Insured), Series 1986
3.600% due 08/01/2016 (d)                                   300             300

Livermore-Amador Water Management Agency California
Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 08/01/2031                                       200             197

Los Angeles County, California Transportation Commission
Certificates of Participation, Series 1992-B
6.250% due 07/01/2004                                       500             527

Los Angeles County, Caliifornia Metropolitan Transportation
Authority Sales Tax Revenue Bonds, Series 1999
4.750% due 07/01/2026                                       500             472

Los Angeles, California Department of Water & Power
Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034                                       350             387

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.370% due 10/30/2020 (d)                                   200             207

Orange County, California Local Transportation Authority Sales
Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011                                       750             881

Orange County, California Revenue Bonds,
(MBIA Insured), Series 1995-A
6.000% due 06/01/2010                                       400             459

Orange County, California Santa Ana District Certificate Participation, (SPA-DEXIA Public Finance Insured), Series 2000
3.600% due 08/01/2030 (d)                                   400             400

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                       400             400

San Francisco, California City & County Airport Common
International Airport Revenue Bonds, Series 1998
4.500% due 05/01/2026                                       500             453

San Jose, California Redevelopment Agency Tax Allocation,
(MBIA Insured), Series 1993 6.000% due 08/01/2010           300             345

Southern California Public Power Authority Revenue Bonds,
(FSA-CR Insured), Series 1993 5.000% due 07/01/2015         110             112

Tustin, California Import Bridge Act 1915 Special Assessment,
(LOC- KBC Bank Insured), Series 1996
3.600% due 09/02/2013 (d)                                   100             100
                                                                    -----------
                                                                          8,260
                                                                    -----------
New Jersey 4.4%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998 6.375% due 04/01/2031                    555             562
                                                                    -----------
Puerto Rico 22.5%
Childrens Trust Fund Tobacco Settlement
Revenue Bonds, Series 2000
5.750% due 07/01/2020                                       500             518

Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                     2,000           2,332
                                                                    -----------
                                                                          2,850
                                                                    -----------

Virgin Islands 3.4%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C 5.500% due 10/01/2008                         405             432
                                                                    -----------
Total Municipal Bonds & Notes                                            12,104
(Cost $11,670)
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 0.9%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (b)(c)                             109             111
                                                                    -----------
Total U.S. Treasury Obligations                                             111
(Cost $109)                                                         -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 0.8%
--------------------------------------------------------------------------------
Money Market Fund 0.8%
Reich & Tang California Money Market
   2.630% due 04/02/2001                                    105             105
                                                                    -----------
Total Short-Term Instruments                                                105
(Cost $105)                                                         -----------

Total Investments (a) 97.3%                                         $    12,320
(Cost $11,884)

Other Assets and Liabilities (Net) 2.7%                                     337
                                                                    -----------
Net Assets 100.0%                                                   $    12,657
                                                                    -----------

44 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $11,883 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $       439

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                             (2)
                                                                    -----------
Unrealized appreciation-net                                         $       437
                                                                    -----------

(b) Securities with an aggregate market value of $109 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                          # of       Unrealized
Type                                                 Contracts   (Depreciation)
--------------------------------------------------------------------------------
Municipal Bond CBT (06/2001)                                 9   $           (8)

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of March 31, 2001.

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 45

PIMCO Schedule of Investments A, B, and C Classes
Convertible Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES (c)(d) 56.9%
--------------------------------------------------------------------------------
Banking & Finance 2.8%
Hellenic Finance
   2.000% due 07/15/2003                           EC       500     $       440
JMH Finance Ltd.
   4.750% due 09/06/2007                            $     1,200           1,226
Swiss Life Finance Ltd.
   2.000% due 05/20/2003                           EC       600             505
   0.750% due 05/20/2005                           SF       750             429
                                                                    -----------
                                                                          2,600
                                                                    -----------
Energy 1.2%
Diamond Offshore Drilling
   3.750% due 02/15/2007                            $     1,060           1,077
                                                                    -----------
Health Care 6.3%
Millennium Pharmaceuticals
   5.500% due 01/15/2007                                  1,500           1,513
Roche Holdings, Inc.
   0.010% due 01/19/2015                                  3,650           2,665
Wellpoint Health Network, Inc.
   0.000% due 07/02/2019                                  2,000           1,613
                                                                    -----------
                                                                          5,791
                                                                    -----------
Industrial 23.0%
Allergan, Inc.
   0.000% due 11/01/2020                                  2,600           1,619
Burr-Brown Corp.
   4.250% due 02/15/2007                                  1,000           1,110
Celestica, Inc.
   0.000% due 08/01/2020                                  3,500           1,247
Comverse Technology, Inc.
   1.500% due 12/01/2005                                  2,000           1,713
Corning, Inc.
   0.000% due 11/08/2015                                  1,700           1,003
Dupont Photomasks, Inc.
   0.000% due 07/24/2004                                  1,300           1,181
Exodus Communications, Inc.
   5.250% due 02/15/2008                                  2,000           1,320
   4.750% due 07/15/2008                                  2,000           1,073
Omnicom Group, Inc.
   2.250% due 01/06/2013                                    550             960
Sanmina Corp.
   4.250% due 05/01/2004                                  1,200           1,353
Solectron Corp.
   0.000% due 01/27/2019                                  2,625           1,280
   0.000% due 05/08/2020                                  2,500           1,259
Tyco International Ltd.
   0.000% due 11/17/2020                                  3,300           2,446
Universal Health Services
   0.426% due 06/23/2020                                  2,000           1,183
Young & Rubicam, Inc.
   3.000% due 01/15/2005                                  2,500           2,344
                                                                    -----------
                                                                         21,091
                                                                    -----------
Technology 11.0%
Analog Devices, Inc.
   4.750% due 10/01/2005                                  1,700           1,509
ASM Lithography Holding
   2.500% due 04/09/2005                           NL     1,500             783
Bisys Group, Inc.
   4.000% due 03/15/2006                            $     1,250           1,313
Juniper Networks, Inc.
   4.750% due 03/15/2007                                  2,000           1,465
Lattice Semiconductor Co.
   4.750% due 11/01/2006                                    600             662
STMicroelectronics NV
   0.010% due 09/22/2009                                    900             960
U.S. Cellular Corp.
   0.010% due 06/15/2015                                  3,350           1,968
VERITAS Software Corp.
   1.856% due 08/13/2006                                  1,000           1,441
                                                                    -----------
                                                                         10,101
                                                                    -----------
Utilities 12.6%
AES Corp.
   4.500% due 08/15/2005                                    750           1,407
Alliant Energy Resources, Inc.
   7.250% due 02/15/2030                                     33           1,541
AT&T - Liberty Media Group
   4.000% due 11/15/2029                                  2,200           1,436
   3.500% due 01/15/2031                                  1,500           1,127
Cienna Corp.
   3.750% due 02/01/2008                                  2,000           1,563
Comcast Corp.
   0.000% due 12/19/2020                                  1,000             820
Kerr-McGee Corp.
   5.250% due 02/15/2010                                  1,000           1,235
Nabors Industries, Inc.
   0.000% due 02/05/2021                                  2,000           1,156
Nextel Communications, Inc.
   5.250% due 01/15/2010                                  2,000           1,293
                                                                    -----------
                                                                         11,578
                                                                    -----------
Total Convertible Bonds & Notes                                          52,238
(Cost $61,854)                                                      -----------
--------------------------------------------------------------------------------
   CONVERTIBLE PREFERRED STOCK 34.6%
--------------------------------------------------------------------------------
                                                         Shares

Banking & Finance 4.7%
Metlife Capital Trust I Cvt. Pfd.
   8.000% due 05/15/2003                                 41,000           3,875
Union Pacific Capital Trust Cvt. Pfd.
   6.250% due 04/21/2028                                  9,200             453
                                                                    -----------
                                                                          4,328
                                                                    -----------
Energy 12.8%
Apache Corp. Cvt. Pfd.
   6.500% due 05/15/2002                                 37,000           1,796
Kerr-McGee Corp. Cvt. Pfd.
   5.500% due 08/01/2004                                 58,900           3,156
Mirant Trust I Cvt. Pfd.
   6.250% due 10/01/2030                                 50,000           3,725
Valero Energy Cvt. Pfd.
   7.750% due 08/18/2003                                100,500           3,035
                                                                    -----------
                                                                         11,712
                                                                    -----------
Industrial 10.6%
Cox Communications, Inc. Cvt. Pfd.
   7.000% due 08/16/2002                                 46,000           2,736
Express Scripts Exchange Trust Cvt. Pfd.
   7.000% due 11/15/2003                                 26,000           2,053
Qwest Trends Trust Cvt. Pfd.
   5.750% due 11/17/2003                                 25,000           1,534
Tribune Co. Cvt. Pfd.
   2.000% due 05/15/2029                                 35,100           3,405
                                                                    -----------
                                                                          9,728
                                                                    -----------
Utilities 6.5%
AES Trust VII Cvt. Pfd.
   6.000% due 05/15/2008                                 24,400           1,565
Duke Energy Corp. Cvt. Pfd.
   8.250% due 05/18/2004                                100,000           2,724
Enron Corp. Cvt. Pfd.
   7.000% due 07/31/2002                                 28,000           1,026
MediaOne Group, Inc. Cvt. Pfd.
   6.250% due 08/15/2001                                  9,500             625
                                                                          5,940
                                                                    -----------
Total Convertible Preferred Stock                                        31,708
(Cost $28,836)                                                      -----------

46 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                                          Value
                                                         Shares          (000s)
--------------------------------------------------------------------------------
   COMMON STOCKS 2.7%
--------------------------------------------------------------------------------
Communications 0.0%
Leap Wireless International,Inc. (b)                        344     $        10
                                                                    -----------
Health Care 0.6%
Elan Corp. PLC (b)                                       10,114             528
                                                                    -----------
Technology 2.1%
AOL Time Warner, Inc. (b)                                 2,100              84
EMC Corp. (b)                                            60,668           1,784
McData Corp. `A' (b)                                      2,233              42
                                                                    -----------
                                                                          1,910
                                                                    -----------
Total Common Stocks                                                       2,448
(Cost $3,994)                                                       -----------

Total Investments (a) 94.2%                                         $    86,394
(Cost $94,684)

Other Assets and Liabilities (Net) 5.8%                                   5,296
                                                                    -----------
Net Assets 100.0%                                                   $    91,690
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $94,699 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess
of value over tax cost.                                             $     6,705

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (15,010)
                                                                    -----------

Unrealized appreciation-net                                         $    (8,305)
                                                                    -----------
(b) Non-income producing security.

(c) Foreign forward currency contracts outstanding at March 31, 2001:

                       Principal
                          Amount                                     Unrealized
                      Covered by          Settlement              Appreciation/
Type      Currency      Contract               Month             (Depreciation)
--------------------------------------------------------------------------------
Buy             EC         2,111             04/2001             $           (7)
Sell                       2,111             04/2001                        111
Sell                       2,111             06/2001                          7
Buy             JY       148,448             04/2001                        (30)
Sell                      93,323             04/2001                         41
Sell                      93,323             06/2001                         18
Sell            SF           772             05/2001                          4
                                                                  -------------
                                                                  $         144
                                                                  -------------

(d) Principal amount denoted in indicated currency:

   EC - Euro
   JY - Japanese Yen
   NL - Netherlands Guilder
   SF - Swiss Franc

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 47

PIMCO Schedule of Investments A, B, and C Classes
Emerging Markets Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   BERMUDA 0.1%
--------------------------------------------------------------------------------
IMEXA Export Trust
  10.125% due 05/31/2003                            $       102     $        91
                                                                    -----------
Total Bermuda                                                                91
(Cost $92)                                                          -----------
--------------------------------------------------------------------------------
   BRAZIL 29.1%
--------------------------------------------------------------------------------
Republic of Brazil
   7.625% due 04/15/2006 (b)                        $     1,795           1,627
   7.687% due 04/15/2009 (b)                                250             210
  14.500% due 10/15/2009                                  2,500           2,702
   8.000% due 04/15/2014                                  4,631           3,586
   6.000% due 04/15/2024                                    750             516
   7.625% due 04/15/2024 (b)                              1,100             833
   8.875% due 04/15/2024                                  3,350           2,278
  10.125% due 05/15/2027                                    500             382
  12.250% due 03/06/2030                                  2,600           2,295
  11.000% due 08/17/2040                                  2,950           2,340
                                                                    -----------
Total Brazil                                                             16,769
(Cost $17,232)                                                      -----------
--------------------------------------------------------------------------------
   BULGARIA 1.0%
--------------------------------------------------------------------------------
Republic of Bulgaria
   6.312% due 07/28/2011 (b)                        $       250             188
   6.312% due 07/28/2024 (b)                                500             373
                                                                    -----------
Total Bulgaria                                                              561
(Cost $604)                                                         -----------
--------------------------------------------------------------------------------
   CROATIA 4.2%
--------------------------------------------------------------------------------
Republic of Croatia
   6.250% due 07/31/2006 (b)                        $     1,456           1,423
   6.250% due 07/31/2010 (b)                                993             971
                                                                    -----------
Total Croatia                                                             2,394
(Cost $2,384)                                                       -----------
--------------------------------------------------------------------------------
   MALAYSIA 2.6%
--------------------------------------------------------------------------------
Republic of Malaysia
   6.875% due 05/15/2001                            $     1,500           1,522
                                                                    -----------
Total Malaysia                                                            1,522
(Cost $1,499)                                                       -----------
--------------------------------------------------------------------------------
   MEXICO 20.1%
--------------------------------------------------------------------------------
United Mexican States
   0.000% due 06/30/2003                            $     9,459             118
  10.375% due 02/17/2009                                    250             275
   9.875% due 02/01/2010                                  1,000           1,076
  11.375% due 09/15/2016                                    250             289
   8.125% due 12/30/2019                                  3,250           2,919
   6.250% due 12/31/2019                                  4,075           3,683
   7.412% due 12/31/2019 (b)                              1,025           1,003
   7.515% due 12/31/2019                                    400             391
   7.532% due 12/31/2019                                  1,150           1,125
  11.500% due 05/15/2026                                    575             696
                                                                    -----------
Total Mexico                                                             11,575
(Cost $11,291)                                                      -----------
--------------------------------------------------------------------------------
   MOROCCO 1.0%
--------------------------------------------------------------------------------
Moroco Restructured Tranche A
   7.652% due 01/01/2009                            $       658             584
                                                                    -----------
Total Morocco                                                               584
(Cost $593)                                                         -----------
--------------------------------------------------------------------------------
   NIGERIA 0.8%
--------------------------------------------------------------------------------
Central Bank of Nigeria
   6.250% due 11/15/2020                            $       750             469
Central Bank of Nigeria - Warrant
   0.000% due 11/15/2020                                      1               0
                                                                    -----------
Total Nigeria                                                               469
(Cost $430)                                                         -----------
--------------------------------------------------------------------------------
   PANAMA 4.7%
--------------------------------------------------------------------------------
Republic of Panama
   7.875% due 02/13/2002                            $        50     $        50
   7.733% due 05/14/2002                                     69              70
   9.625% due 02/08/2011                                    600             596
   4.500% due 07/17/2014                                  1,375           1,148
   8.875% due 09/30/2027                                    500             439
   9.375% due 04/01/2029                                    400             403
                                                                    -----------
Total Panama                                                              2,706
(Cost $2,637)                                                       -----------
--------------------------------------------------------------------------------
   PERU 2.6%
--------------------------------------------------------------------------------
Republic of Peru
   4.000% due 03/07/2017                            $     2,100           1,313
   4.500% due 03/07/2017                                    250             170
                                                                    -----------
Total Peru                                                                1,483
(Cost $1,473)                                                       -----------
--------------------------------------------------------------------------------
PHILIPPINES 0.7%
--------------------------------------------------------------------------------
Republic of Philippines
   6.500% due 12/01/2017                            $       500             405
                                                                    -----------
Total Philippines                                                           405
(Cost $392)                                                         -----------
--------------------------------------------------------------------------------
   POLAND 4.1%
--------------------------------------------------------------------------------
Republic of Poland
   6.000% due 10/27/2014                            $     1,315           1,281
   3.750% due 10/27/2024                                  1,450           1,058
                                                                    -----------
Total Poland                                                              2,339
(Cost $2,226)                                                       -----------
--------------------------------------------------------------------------------
   QATAR 2.1%
--------------------------------------------------------------------------------
State of Qatar
   9.750% due 06/15/2030                            $     1,125           1,198
                                                                    -----------
Total Qatar                                                               1,198
(Cost $1,084)                                                       -----------
--------------------------------------------------------------------------------
   RUSSIA 13.4%
--------------------------------------------------------------------------------
Russian Federation
   9.250% due 11/27/2001                            $     1,250           1,257
  11.750% due 06/10/2003                                  2,900           2,834
   8.750% due 07/24/2005                                    700             575
   8.250% due 03/31/2010                                    353             238
  11.000% due 07/24/2018                                    650             486
  12.750% due 06/24/2028                                  1,850           1,622
   5.000% due 03/31/2030                                    647             262
   5.000% due 03/31/2030                                  1,004             411
                                                                    -----------
Total Russia                                                              7,685
(Cost $7,213)                                                       -----------
--------------------------------------------------------------------------------
   SOUTH AFRICA 0.9%
--------------------------------------------------------------------------------
Republic of South Africa
   9.125% due 05/19/2009                            $       500             522
                                                                    -----------
Total South Africa                                                          522
(Cost $514)                                                         -----------
--------------------------------------------------------------------------------
   SOUTH KOREA 3.0%
--------------------------------------------------------------------------------
Korea Development Bank
   7.125% due 09/17/2001                            $       500             503
Republic of Korea
   8.875% due 04/15/2008                                  1,100           1,221
                                                                    -----------
Total South Korea                                                         1,724
(Cost $1,641)                                                       -----------

48 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   VENEZUELA 5.9%
--------------------------------------------------------------------------------
Republic of Venezuela
   7.375% due 12/18/2007 (b)                        $     1,500     $     1,255
   6.750% due 03/31/2020                                  1,475           1,136
   9.250% due 09/15/2027                                  1,430             993
Republic of Venezuela - Warrant
   0.000% due 04/15/2020                                      6               0
                                                                    -----------
Total Venezuela                                                           3,384
(Cost $3,371)                                                       -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 5.1%
--------------------------------------------------------------------------------
Commercial Paper 5.1%
Abbey National North America
   5.090% due 04/19/2001                                    100             100
   4.870% due 05/02/2001                                  1,000             996
American Express Credit Corp.
   5.100% due 04/06/2001                                    200             200
General Electric Capital Corp.
   4.970% due 04/04/2001                                    200             200
UBS Finance, Inc.
   5.340% due 05/16/2001                                    300             298
   5.040% due 08/02/2001                                    600             590
   5.070% due 08/08/2001                                    300             294
Verizon Global Funding
   4.950% due 06/15/2001                                    300             297
                                                                    -----------
Total Short-Term Instruments                                              2,975
(Cost $2,975)                                                       -----------

Total Investments (a) 101.4%                                        $    58,386
(Cost $57,651)

Other Assets and Liabilities (Net) (1.4%)                                  (788)
                                                                    -----------
Net Assets 100.0%                                                   $    57,598
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $58,137 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     1,278

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (1,029)
                                                                    -----------
Unrealized appreciation-net                                         $       249
                                                                    -----------

(b) Variable rate security. The rate listed is as of March 31, 2001.

(c) Foreign forward currency contracts outstanding at March 31, 2001:

                                 Principal
                                    Amount                           Unrealized
                                Covered by    Settlement          Appreciation/
Type          Currency            Contract         Month         (Depreciation)
--------------------------------------------------------------------------------
Buy                 HF             909,150       05/2001         $          (75)
Sell                               550,000       05/2001                    127
Buy                                158,130       08/2001                    (26)
Buy                                 48,055       09/2001                     (8)
Buy                 PZ                 750       05/2001                     27
                                                                 --------------
                                                                 $           45
                                                                 --------------

(d) Principal amount denoted in indicated currency:

       HF - Hungarian Forint
       PZ - Polish Zloty

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 49

PIMCO Schedule of Investments A, B, and C Classes
Foreign Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   AUSTRALIA (e)(f) 2.2%
--------------------------------------------------------------------------------
General Electric Capital Australia Funding
   6.750% due 09/15/2007                           A$       750     $       390
General Motors Acceptance Corp.
   4.849% due 03/25/2002 (d)                       EC    10,300           9,038
Registered Australian Mortgage Securities
   5.138% due 09/26/2032 (d)                              2,840           2,498
Torrens Trust
   5.424% due 07/15/2031 (d)                        $     2,776           2,776
                                                                    -----------
Total Australia                                                          14,702
(Cost $15,826)                                                      -----------
--------------------------------------------------------------------------------
   AUSTRIA (e)(f) 0.2%
--------------------------------------------------------------------------------
Republic of Austria
   5.500% due 01/15/2010 (i)                       EC     1,200           1,093
                                                                    -----------
Total Austria                                                             1,093
(Cost $1,041)                                                       -----------
--------------------------------------------------------------------------------
   BELGIUM (e)(f) 2.4%
--------------------------------------------------------------------------------
Kingdom of Belgium
   9.000% due 03/28/2003                           EC         5               5
   5.100% due 11/21/2004 (d)                       BF   183,200           4,290
   7.500% due 07/29/2008 (i)                       EC    10,500          10,669
   5.000% due 09/28/2011 (i)                              1,700           1,485
                                                                    -----------
Total Belgium                                                            16,449
(Cost $18,926)                                                      -----------
--------------------------------------------------------------------------------
   BRAZIL (e)(f) 0.9%
--------------------------------------------------------------------------------
Republic of Brazil
   7.625% due 04/15/2006 (d)                        $     7,040           6,380
                                                                    -----------
Total Brazil                                                              6,380
(Cost $6,570)                                                       -----------
--------------------------------------------------------------------------------
   CANADA (e)(f) 9.2%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
   6.350% due 04/01/2002                           C$     3,440           2,211
Commonwealth of Canada
   5.250% due 09/01/2003                                    640             410
   6.000% due 09/01/2005 (i)                             52,500          34,482
   7.250% due 06/01/2007 (i)                             34,500          24,151
   5.500% due 06/01/2010                                  1,800           1,149
                                                                    -----------
Total Canada                                                             62,403
(Cost $63,801)                                                      -----------
--------------------------------------------------------------------------------
   CAYMAN ISLANDS (e)(f) 1.2%
--------------------------------------------------------------------------------
Capital Credit Card Corp. Ltd.
   5.625% due 10/15/2004                           DM     2,800           1,262
International Credit Receivable Japan
   0.746% due 08/25/2005                           JY    50,000             398
   5.602% due 03/15/2010                                  1,800           1,585
MBNA American Euro
   4.887% due 05/19/2004 (d)                       EC     8,100           7,116
                                                                    -----------
Total Cayman Islands                                                     10,361
(Cost $12,305)                                                      -----------
--------------------------------------------------------------------------------
   DENMARK (e)(f) 1.7%
--------------------------------------------------------------------------------
Lb Rheinland - PFALZ
   4.750% due 04/04/2008                           EC     5,330           4,633
Nykredit
   6.000% due 10/01/2009                           DK    29,895           3,415
Unikredit Realkredit
   6.000% due 07/01/2029                                 27,036           3,098
                                                                    -----------
Total Denmark                                                            11,146
(Cost $10,934)                                                      -----------
--------------------------------------------------------------------------------
   FRANCE (e)(f) 10.2%
--------------------------------------------------------------------------------
Axa
   2.500% due 01/01/2014                           EC       835     $       729
Republic of France
   5.500% due 04/25/2007 (i)                              7,890           7,320
   4.000% due 04/25/2009 (i)                              8,250           6,924
   3.000% due 07/25/2009                                  3,115           2,656
   4.000% due 10/25/2009 (i)                             46,070          38,104
   5.500% due 04/25/2010                                 13,960          12,913
                                                                    -----------
Total France                                                             68,646
(Cost $70,890)                                                      -----------
--------------------------------------------------------------------------------
   GERMANY (e)(f) 18.4%
--------------------------------------------------------------------------------
Commerzbank AG
   5.206% due 10/25/2032 (d)                       EC     6,200           5,470
Depfa Pfandbriefbank
   4.750% due 07/15/2008                                  3,590           3,106
   5.750% due 03/04/2009 (i)                              3,560           3,270
DT Hypothekenbank
   3.500% due 07/03/2006                                  7,000           5,798
Hypothekenbank in Essen AG
   5.500% due 02/20/2007                                  1,690           1,620
Landesbank Baden-Wuerttemberg AG
   5.500% due 04/02/2007                                  3,240           2,943
Republic of Germany
   6.000% due 07/04/2007 (i)                             26,200          24,913
   5.250% due 01/04/2008 (i)                             35,730          32,802
   4.125% due 07/04/2008 (i)                             21,500          18,375
   4.500% due 07/04/2009 (i)                             19,100          16,618
   5.375% due 01/04/2010 (i)                              1,750           1,615
   6.250% due 01/04/2024 (i)                              1,880           1,841
   6.250% due 01/04/2030 (i)                              1,700           1,688
Rheinische Hypothekenbank AG
   4.250% due 09/24/2008                                  3,310           2,763
WestDeutsche Landersbank
   4.750% due 09/28/2007                                  1,630           1,421
                                                                    -----------
Total Germany                                                           124,243
(Cost $123,367)                                                     -----------
--------------------------------------------------------------------------------
   GREECE (e)(f) 0.4%
--------------------------------------------------------------------------------
Hellenic Finance
   2.000% due 07/15/2003                           EC     1,600           1,409
Hellenic Republic
   7.850% due 05/19/2003 (d)                       GD       293             266
   7.890% due 06/17/2003 (d)                                315             287
   7.080% due 10/23/2003 (d)                              1,103           1,018
                                                                    -----------
Total Greece                                                              2,980
(Cost $3,926)                                                       -----------
--------------------------------------------------------------------------------
   ITALY (e)(f) 14.5%
--------------------------------------------------------------------------------
Finmeccanica SpA
   2.000% due 06/08/2005                           EC       544             461
First Italian Auto Transaction
   5.139% due 07/01/2008 (d)                              7,230           6,363
Island Finance
   5.404% due 03/30/2015 (d)                              2,684           2,372
Republic of Italy
   5.750% due 09/15/2002 (i)                             26,400          23,681
   7.750% due 11/01/2006 (i)                              5,700           5,738
   4.500% due 05/01/2009 (i)                             64,110          54,593
   4.250% due 11/01/2009 (i)                              5,560           4,639
                                                                    -----------
Total Italy                                                              97,847
(Cost $100,861)                                                     -----------

50 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   JAPAN (e)(f) 1.7%
--------------------------------------------------------------------------------
Government of Japan
   0.900% due 12/22/2008 (d)(i)                    JY   907,400     $     7,180
International Credit Receivable Japan 1 Tranche A
   0.863% due 08/25/2005                                132,610           1,056
SHL Corp. Ltd.
   1.031% due 12/25/2024 (d)                             76,618             610
   1.331% due 12/25/2024 (d)                             76,000             605
                                                                    -----------
Total Japan                                                               9,451
(Cost $10,447)                                                      -----------
--------------------------------------------------------------------------------
   MEXICO (e)(f) 0.9%
--------------------------------------------------------------------------------
Petroleos Mexicanos
   8.850% due 09/15/2007                            $     1,040           1,070
   9.375% due 12/02/2008                                  1,290           1,345
United Mexican States
   8.750% due 05/30/2002                           BP       960           1,385
  10.375% due 01/29/2003                           DM     2,575           1,233
   4.000% due 03/11/2004                           JY   130,000           1,062
                                                                    -----------
Total Mexico                                                              6,095
(Cost $6,454)                                                       -----------
--------------------------------------------------------------------------------
   NETHERLANDS (e)(f) 0.6%
--------------------------------------------------------------------------------
Unilever NV
   4.830% due 09/17/2001 (d)                       EC     4,800           4,204
                                                                    -----------
Total Netherlands                                                         4,204
(Cost $4,096)                                                       -----------
--------------------------------------------------------------------------------
   NEW ZEALAND (e)(f) 0.9%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016                           N$    13,430           5,951
                                                                    -----------
Total New Zealand                                                         5,951
(Cost $7,504)                                                       -----------
--------------------------------------------------------------------------------
   PERU (e)(f) 0.3%
--------------------------------------------------------------------------------
Republic of Peru
   4.500% due 03/07/2017 (d)                        $     2,700           1,843
                                                                    -----------
Total Peru                                                                1,843
(Cost $1,867)                                                       -----------
--------------------------------------------------------------------------------
   SOUTH KOREA (e)(f) 2.7%
--------------------------------------------------------------------------------
Export-Import Bank Korea
   7.250% due 06/25/2001                            $     1,945           1,950
   6.500% due 02/10/2002 (d)                                800             801
KBC Bank Fund Trust IV
   8.220% due 11/29/2049                           EC     2,800           2,591
Korea Development Bank
   4.885% due 05/14/2001                           DM     7,310           3,286
   2.770% due 05/21/2001                           JY   500,000           3,995
   2.450% due 09/10/2001                                231,000           1,848
   1.875% due 02/13/2002                                466,000           3,726
                                                                    -----------
Total South Korea                                                        18,197
(Cost $19,514)                                                      -----------
--------------------------------------------------------------------------------
   SPAIN (e)(f) 3.8%
--------------------------------------------------------------------------------
Kingdom of Spain
   5.150% due 07/30/2009 (i)                       EC    28,430          25,459
                                                                    -----------
Total Spain                                                              25,459
(Cost $28,157)                                                      -----------
--------------------------------------------------------------------------------
   SUPRANATIONAL (e)(f) 1.3%
--------------------------------------------------------------------------------
Eurofima
   4.750% due 07/07/2004 (i)                       SK    60,900           5,885
International Bank for Reconstruction & Development
   7.250% due 04/09/2001                           N$     6,400           2,581
                                                                    -----------
Total Supranational                                                       8,466
(Cost $10,093)                                                      -----------
--------------------------------------------------------------------------------
   SWEDEN (e)(f) 0.7%
--------------------------------------------------------------------------------
Kingdom of Sweden
  13.000% due 06/15/2001                           SK    11,200     $     1,097
   5.000% due 01/28/2009                                 37,800           3,746
                                                                    -----------
Total Sweden                                                              4,843
(Cost $5,233)                                                       -----------
--------------------------------------------------------------------------------
   UNITED KINGDOM (e)(f) 7.5%
--------------------------------------------------------------------------------
Abbey National Treasury Service PLC
     5.250% due 01/21/2004                         BP     2,670           3,766
British Telecommunications PLC
     6.079% due 12/15/2003 (d)                      $     5,180           5,182
Core
     5.138% due 03/17/2009 (d)                            3,360           3,339
Halifax Group Euro Finance
     7.627% due 12/29/2049                         EC     1,040             965
Haus Ltd.
     5.124% due 12/10/2037 (d)                            8,500           7,481
Holmes Financing PLC
     5.859% due 07/15/2017 (d)                            5,540           5,541
Lloyds TSB Capital
     7.375% due 02/07/2049 BP                               500             462
SCCR Series 1 Ltd.
     5.373% due12/15/2031 (d)                             1,414           1,247
United Kingdom Gilt
     7.500% due 12/07/2006 (i)                            4,800           7,678
     7.250% due 12/07/2007 (i)                            4,800           7,712
     5.750% due 12/07/2009 (i)                            4,690           7,078
                                                                    -----------
Total United Kingdom                                                     50,451
(Cost $52,225)                                                      -----------
--------------------------------------------------------------------------------
   UNITED STATES (e)(f) 62.4%
--------------------------------------------------------------------------------
Asset-Backed Securities 10.4%
Advanta Mortgage Loan Trust
   5.383% due 07/25/2026 (d)                        $       227             227
AFC Home Equity Loan Trust
   5.270% due 03/25/2027 (d)                                681             681
   5.350% due 07/25/2030 (d)                              7,283           7,296
Americredit Automobile Receivable Trust
   5.880% due 12/05/2003                                    161             162
Amresco Residential Securities Mortgage Loan Trust
   6.000% due 06/25/2029 (d)                              4,603           4,621
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                    162             163
   6.290% due 07/20/2004                                    321             323
Bayview Financial Acquisition Trust
   7.170% due 02/25/2029 (d)                                308             309
   5.920% due 11/25/2030 (d)                              5,100           5,100
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                     54              54
Conseco Finance
   5.534% due 10/15/2031 (d)                              1,176           1,181
CS First Boston Mortgage Securities Corp.
     5.424% due 12/15/2030 (d)                            5,859           5,865
Delta Funding Home Equity Loan Trust
   7.380% due 12/15/2017                                    398             402
EQCC Home Equity Loan Trust
   5.770% due 05/20/2010                                    757             756
   5.484% due 03/20/2030                                    330             330
First Alliance Mortgage Loan Trust
   5.238% due 12/20/2027 (d)                                190             190
Green Tree Floorplan Receivables Master Trust
   5.921% due 11/15/2004 (d)                              2,500           2,501
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                                  1,108           1,112
Provident Bank Equipment Lease Trust
   5.830% due 11/25/2011 (d)                              1,732           1,732
Providian Gateway Master Trust
   5.380% due 03/15/2007                                  5,800           5,800
Providian Home Equity Loan Trust
   5.340% due 06/25/2025 (d)                              3,342           3,346

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 51

Foreign Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                            $       339     $       342
Residential Asset Securities Corp.
   5.770% due 01/25/2032 (d)                             10,416          10,429
Residential Funding Mortgage Securities, Inc.
  10.836% due 06/01/2001                                 11,100          11,100
Salomon Brothers Mortgage Securities VII
   5.310% due 02/25/2031 (d)                              5,734           5,734
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                    478             482
                                                                    -----------
                                                                         70,238
                                                                    -----------
Corporate Bonds & Notes 12.6%
Abbey National Capital Trust I
   8.963% due 12/29/2049                                  2,000           2,218
Allegheny Energy Supply
   6.325% due 05/01/2002 (d)                              2,900           2,902
Alpha Wind
  11.321% due 05/23/2001 (d)                              2,000           2,000
Associates First Capital Corp.
   5.810% due 01/25/2031 (d)                              5,391           5,391
AT&T Capital Corp.
   5.881% due 04/23/2002 (d)                                675             677
Bancomext Trust Division
   8.000% due 08/05/2003                                    390             397
Bear Stearns Co., Inc.
   5.210% due 03/28/2003 (d)                              2,670           2,669
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                    344             347
Capital One Bank
   6.308% due 07/28/2003 (d)                             12,000          11,797
CMS Energy Corp.
   8.125% due 05/15/2002                                    546             553
DaimlerChrysler North America Holding Corp.
   5.640% due 08/23/2002 (d)                              3,900           3,868
DQE Capital Corp.
   6.179% due 01/15/2002 (d)                                800             800
Finova Capital Corp.
   5.193% due 06/18/2003 (d)(j)                           5,700           4,674
Ford Motor Credit Co.
   1.000% due 12/22/2003                           JY   107,000             854
   6.089% due 07/19/2004 (d)                        $     2,800           2,781
   1.200% due 02/07/2005                           JY   619,000           4,925
General Motors Acceptance Corp.
   1.250% due 12/20/2004                                208,000           1,665
Gold Eagle Capital Ltd.
  11.079% due 04/15/2001 (d)                        $     2,500           2,500
International Game Technology
   7.875% due 05/15/2004                                  1,700           1,726
J.P. Morgan & Co., Inc.
   6.655% due 02/15/2012 (d)                              4,670           4,264
Jones Intercable, Inc.
   8.875% due 04/01/2007                                    427             458
MGM Grand, Inc.
   6.950% due 02/01/2005                                    180             180
NeHi, Inc.
  11.379% due 06/09/2003 (d)                              2,000           2,020
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (d)(j)                           2,700           2,228
Protective Life Funding Trust
   6.089% due 01/17/2003 (d)                              1,200           1,202
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (h)                             13,375          13,449
   5.629% due 02/11/2003 (d)                                400             401
Sprint Capital Corp.
   5.875% due 05/01/2004                                    690             678
Texas Utilities Corp.
   7.389% due 09/24/2001 (d)                              2,600           2,592
Texas Utilities Electric Co.
   5.650% due 12/20/2002 (d)                              1,500           1,501
WorldCom, Inc.
   7.375% due 01/15/2003 (d)                              3,100           3,136
                                                                    -----------
                                                                         84,853
                                                                    -----------
Mortgage-Backed Securities 22.5%
Bank of America Mortgage Securities, Inc.
   6.500% due 05/25/2029                                    291             286
Bear Stearns Adjustable Rate Mortgage Trust
   6.944% due 02/25/2031 (d)                              4,569           4,614
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                  1,906           1,924
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                  1,766           1,775
   6.500% due 03/25/2029                                    140             136
Crusade Global Trust
   5.719% due 05/15/2021 (d)                             13,119          13,152
Fannie Mae
   8.495% due 07/01/2021 (d)                                612             630
   7.764% due 11/01/2022 (d)                                800             827
   7.583% due 01/01/2023 (d)                              1,130           1,166
   8.210% due 08/01/2023 (d)                                921             947
Freddie Mac
   6.000% due 03/15/2008                                    620             621
   9.050% due 06/15/2019                                     51              54
   8.266% due 06/01/2022 (d)                              1,051           1,059
   8.393% due 08/01/2022 (d)                                607             622
General Electric Capital Mortgage Services, Inc.
   6.250% due 07/25/2029                                    500             506
Government National Mortgage Association
   7.625% due 11/20/2021 (d)                                477             489
   7.375% due 05/20/2022 (d)                                 45              46
   7.750% due 07/20/2022 (d)                                499             511
   7.750% due 09/20/2022 (d)                                314             322
   7.375% due 05/20/2023 (d)                                493             502
   7.750% due 07/20/2023 (d)                                533             545
   7.750% due 07/20/2023 (d)                                252             258
   7.750% due 08/20/2023 (d)                                238             244
   7.750% due 09/20/2023 (d)                              1,392           1,426
   7.750% due 09/20/2023 (d)                                621             636
   7.125% due 10/20/2023 (d)                              2,594           2,660
   7.625% due 10/20/2024 (d)                                212             217
   7.375% due 04/20/2025 (d)                                154             157
   7.750% due 07/20/2025 (d)                              3,312           3,391
   7.750% due 09/20/2025 (d)                                644             660
   7.625% due 12/20/2025 (d)                                250             257
   7.750% due 09/20/2026 (d)                                514             526
   7.375% due 04/20/2027 (d)                              1,271           1,290
   6.000% due 04/15/2028-05/20/2030 (d)(g)              118,980          59,219
   7.000% due 04/20/2030-05/20/2030 (d)(g)               10,384           5,840
   6.500% due 04/23/2031 (d)                              4,260           4,259
   7.500% due 04/23/2031                                 12,600          12,915
Homeside Mortgage Securities Trust
   5.929% due 01/20/2027 (d)                              2,900           2,900
Medallion Trust
   5.880% due 07/12/2031 (d)                              4,844           4,846
Prudential Home Mortgage Securities
   6.800% due 05/25/2024                                    480             464
Residential Funding Mortgage Securities, Inc.
   6.500% due 05/25/2029                                  1,311           1,195
   5.779% due 05/12/2032 (d)                             12,805          12,821
Sasco Floating Rate Commercial Mortgage Trust
   5.408% due 11/20/2001 (d)                              1,900           1,901
Structured Asset Mortgage Investments, Inc.
   6.581% due 06/25/2029 (d)                              2,938           2,984
                                                                    -----------
                                                                        151,800
                                                                    -----------
Municipal Bonds & Notes 0.1%
Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 1999
5.000% due 01/01/2037                                     1,000             941
                                                                    -----------
                                                         Shares
Preferred Security 1.0%
DG Funding Trust
   7.150% due 12/29/2049 (d)                                640           6,528
                                                                    -----------

52 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
U.S. Government Agencies 2.7%
Federal Home Loan Bank
   5.805% due 02/15/2002 (d)                        $    14,000     $    14,066
Small Business Administration
   6.640% due 02/10/2011                                  4,400           4,428
                                                                    -----------
                                                                         18,494
                                                                    -----------
U.S. Treasury Obligations 13.1%
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002 (b)(i)                          79,211          80,771
   3.875% due 01/15/2009                                  2,348           2,442
   3.625% due 04/15/2028                                  4,762           4,855
   3.875% due 04/15/2029                                    213             228
                                                                    -----------
                                                                         88,296
                                                                    -----------
Total United States                                                     421,150
(Cost $419,115)                                                     -----------
--------------------------------------------------------------------------------
   PURCHASED CALL OPTION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bond (OTC)
   5.500% due 02/15/2008
   Strike @ 113.250 Exp. 06/01/2001                      25,000               0
U.S. Treasury Note (OTC)
   5.500% due 02/15/2008
   Strike @ 112.19 Exp. 07/02/2001                      215,000              15
U.S. Treasury Note Futures (CBOT)
   6.000% due 06/30/2001
   Strike @ 119.000 Exp. 05/26/2001                         400               6
                                                                    -----------
Total Purchased Call Options                                                 21
(Cost $46)                                                          -----------
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Republic of Germany (OTC)
   4.500% due 07/04/2009
   Strike @ 90.281 Exp. 05/02/2001                       17,000               0
Republic of Germany (OTC)
   5.250% due 01/04/2008
   Strike @ 96.281 Exp. 05/02/2001                       29,000               0
Republic of Germany (OTC)
   5.250% due 01/04/2008
   Strike @ 98.400 Exp. 05/02/2001                       21,000               0
Republic of Germany (OTC)
   5.250% due 01/04/2011
   Strike @ 95.300 Exp. 05/02/2001                       15,000               0
Republic of Germany (OTC)
   6.000% due 07/04/2007
   Strike @ 101.031 Exp. 05/02/2001                      27,000               0
Republic of France (OTC)
   4.000% due 10/25/2009
   Strike @ 86.500 Exp. 05/02/2001                       42,000               0
Government National Mortgage Association (OTC)
   6.000% due 05/21/2031
   Strike @ 90.281 Exp. 05/04/2001                      145,000               0
Government National Mortgage Association (OTC)
   7.500% due 05/21/2031
   Strike @ 96.641 Exp. 05/04/2001                       13,000               0
Interest Rate Swap (OTC)
   7.500% due 05/01/2023
   Strike @ 7.500 Exp. 04/29/2002                        11,200              16
Japanese Government Bond (OTC)
  10.800% due 06/20/2008
   Strike @ 97.750 Exp. 05/02/2001                   14,700,000               1
                                                                    -----------
Total Purchased Put Options                                                  17
(Cost $462)                                                         -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 10.1%
--------------------------------------------------------------------------------
Commercial Paper 9.2%
Abbey National North America
   5.040% due 08/06/2001                            $     7,000     $     6,881
American Express Co.
   5.320% due 04/04/2001                                    100             100
Becton Dickinson & Co.
   4.800% due 07/25/2001                                  2,000           1,969
Coca-Cola Co.
   4.600% due 07/12/2001                                  7,500           7,396
General Electric Capital Corp.
   4.990% due 04/03/2001                                  1,800           1,800
   4.980% due 04/25/2001                                  2,500           2,492
   4.870% due 05/30/2001                                 10,000           9,918
   4.600% due 07/18/2001                                 10,000           9,853
National Rural Utilities Cooperative Finance Corp.
   4.880% due 05/25/2001                                  1,000             993
Reseau Ferre De France
   4.590% due 07/25/2001                                  7,500           7,383
Swedbank, Inc.
   5.150% due 04/25/2001                                  2,000           1,993
   5.090% due 08/08/2001                                  4,000           3,931
UBS Finance, Inc.
   5.340% due 04/04/2001                                    600             600
   5.040% due 08/02/2001-08/15/2001 (g)                  12,600           6,683
Verizon Global Funding
  5.340% due 04/05/2001                                     300             300
                                                                    -----------
                                                                         62,292
                                                                    -----------
Repurchase Agreement 0.8%
State Street Bank
   4.600% due 04/02/2001                                  5,365           5,365
   (Dated 03/30/2001. Collateralized by Freddie Mac                 -----------
   7.000% due 03/15/2010 valued at $5,476.
   Repurchase proceeds are $5,367.)

U.S. Treasury Bills 0.1%
   4.600% due 05/17/2001 (b)                                585             581
                                                                    -----------
Total Short-Term Instruments                                             68,238
Cost $68,255)                                                       -----------

Total Investments (a) 154.2%                                        $ 1,040,636
(Cost $1,061,915)

Written Options (c) (0.3%)                                               (2,046)
(Premiums $696)

Other Assets and Liabilities (Net) (53.9%)                             (363,749)
                                                                    -----------

Net Assets 100.0%                                                   $   674,841
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,062,222 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     8,890

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (30,477)
                                                                    -----------
Unrealized depreciation-net                                         $   (21,586)
                                                                    -----------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 53

Foreign Bond Fund
March 31, 2001

--------------------------------------------------------------------------------
(b) Securities with an aggregate market value of $7,367 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                     Unrealized
                                                          # of    Appreciation/
Type                                                 Contracts   (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (06/2001)                     2,127   $         (502)
EuroBond 10 Year Note (06/2001)                            199              183
Government of Japan 10 Year Note (06/2001)                 162              174
UK GILT LIF (06/2001)                                       15               (9)
                                                                 --------------
                                                                 $         (154)
                                                                 --------------

(c) Premiums received on written
options:

                                             # of
Type                                    Contracts       Premium           Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 95.00 Exp. 12/17/2001              34   $        14     $        10

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 107.00 Exp. 05/26/2001             35            22              30

Put - CME Eurodollar December Futures
   Strike @ 95.25 Exp. 12/17/2001             206           103             113

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.00 Exp. 05/26/2001            243           133             133

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.50 Exp. 04/29/2002       16,000,000           362           1,689

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 105.00 Exp. 05/26/2001            125            62              71
                                                    ---------------------------
                                                    $       696     $     2,046
                                                    ---------------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                         Principal
                            Amount                                   Unrealized
                        Covered by        Settlement              Appreciation/
Type      Currency        Contract             Month             (Depreciation)
--------------------------------------------------------------------------------
Buy             A$           1,600           04/2001             $         (106)
Sell                         2,584           04/2001                         79
Buy             C$           5,813           04/2001                        (32)
Sell                        11,560           04/2001                        145
Sell            SF          43,161           05/2001                        208
Buy             CP         349,600           04/2001                        (26)
Sell                       349,600           04/2001                         18
Sell            DK          54,194           05/2001                        344
Buy             EC         161,227           04/2001                     (1,425)
Sell                       146,971           04/2001                      7,780
Sell                       135,290           06/2001                        510
Sell            BP          10,726           05/2001                        522
Sell            H$         121,000           05/2001                         40
Buy                        111,900           08/2001                        (49)
Sell                       223,800           08/2001                        172
Buy             HF         341,600           08/2001                        (29)
Buy             JY       5,209,915           04/2001                     (1,027)
Sell                     5,209,915           04/2001                      2,255
Sell                     5,960,790           06/2001                      1,136
Buy             KW       1,262,100           04/2001                       (159)
Sell                     1,262,100           04/2001                         38
Sell            N$          21,385           04/2001                        370
Buy             PZ          28,050           04/2001                      1,181
Sell                        28,050           04/2001                       (245)
Sell            SK          57,435           05/2001                        361
Buy             TB          28,140           04/2001                        (23)
Sell                        28,140           04/2001                         28
Buy             TD          21,403           04/2001                         (7)
Sell                        21,403           04/2001                         (2)
                                                                 --------------
                                                                 $       12,057
                                                                 --------------
(f) Principal amount denoted in indicated currency:

   A$ - Australian Dollar
   BF - Belgian Franc
   BP - British Pound
   C$ - Canadian Dollar
   CP - Chilean Peso
   DK - Danish Krone
   DM - Germany Mark
   EC - Euro
   GD - Greek Drachma
   H$ - Hong Kong Dollar
   HF - Hungarian Forint
   JY - Japanese Yen
   KW - Korean Won
   N$ - New Zealand Dollar
   PZ - Polish Zloty
   SF - Swiss Franc
   SK - Swedish Krona
   TB - Thai Baht
   TD - Taiwan Dollar

(g) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Security is in default.

(k) Swap agreements outstanding at March 31, 2001:

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.949% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                    BP     4,500     $       240

Receive floating rate based on 6-month
Australian Bank Bill and pay interest rate swap equal to 5.217%

Broker: Morgan Stanley
Exp. 03/15/2006                                    A$    36,800             171

Receive floating rate based on 3-month
Canadian Bank Bill and pay fixed rate
equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                                    C$    60,600          (1,492)

Receive floating rate based on 3-Month
H$-HIBOR and pay fixed rate equal to
6.910%. need to review the docs.

Broker: Goldman Sachs
Exp. 02/15/2006                                    H$   293,000          (1,988)

Receive floating rate based on 3-month
Canadian Bank Bill and pay fixed rate
equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                                    C$    24,330            (302)

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                    JY 1,776,000            (961)

54 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.790% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                     $    37,200     $     2,190

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2006                                          83,700           1,985

Receive fixed rate equal to 5.683% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 01/08/2004                                    BP    33,800             509

Receive floating rate based on 3-Month H$-HIBOR and pay fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                    H$   419,000            (270)

Receive fixed rate equal to 5.710% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                     $    53,700             528

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2011                                          46,400             589

Receive fixed rate equal to 5.900% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 01/26/2004                                    BP    26,400             439

Receive floating rate based on 6-month BP-LIBOR and pay fixed rate equal to 5.410%

Broker: Morgan Stanley
Exp. 09/01/2002                                          11,000             (41)

Receive fixed rate equal to 5.513% and
pay floating rate based on 6-month BP-LIBOR

Broker: Morgan Stanley
Exp. 03/01/2004                                          11,000              99

Receive fixed rate equal to 6.343% and
pay floating rate based on 6-month EURO-LIBOR

Broker: Lehman Brothers
Exp. 03/08/2016                                    EC    47,500             (25)

Receive floating rate based on 6-month BP-LIBOR and pay fixed rate equal to 5.465%

Broker: Lehman Brothers
Exp. 03/07/2016                                    BP    30,200              49

Receive fixed rate equal to 6.273% and
pay floating rate based on 6-month EURO-LIBOR

Broker: Morgan Stanley
Exp. 03/13/2016                                    EC    32,960             (68)

Receive floating rate based on 6-month BP-LIBOR and pay fixed rate equal to 5.778%

Broker: Morgan Stanley
Exp. 03/13/2016                                    BP    20,600     $       (50)

Receive fixed rate equal to 5.471% and
pay floating rate based on 6-month BP-LIBOR

Broker: Goldman Sachs
Exp. 03/15/2006                                          24,700             206

Receive fixed rate equal to 5.440% and
pay floating rate based on 3-month LIBOR

Broker: Goldman Sachs
Exp. 03/19/2006                                     $     9,500              13

Receive floating rate based on 3-month H$-HIBOR and pay fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                    H$    73,800              51

Receive fixed rate equal to 5.467% and
pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2006                                     $    18,400               1

Receive fixed rate equal to 5.225% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                    BP    53,370              27

Receive fixed rate equal to 5.133% and
pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                         145,900            (136)
                                                                    -----------
                                                                    $     1,764
                                                                    -----------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 55

PIMCO Schedule of Investments A, B, and C Classes
Global Bond Fund II
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   AUSTRALIA (f)(g) 2.9%
--------------------------------------------------------------------------------
General Motors Acceptance Corp.
   4.849% due 03/25/2002 (d)                       EC     1,200     $     1,053
Registered Australian Mortgage Securities
  5.138% due 09/26/2032 (d)                                 399             351
Superannuation Members Home Loans Global Fund
  6.835% due 06/15/2026 (d)                         $       400             400
Torrens Trust
  5.424% due 07/15/2031 (d)                                 408             408
                                                                    -----------
Total Australia                                                           2,212
(Cost $2,335)                                                       -----------
--------------------------------------------------------------------------------
   AUSTRIA (f)(g) 0.7%
--------------------------------------------------------------------------------
Republic of Austria
  5.500% due 01/15/2010                            EC       600             547
                                                                    -----------
Total Austria                                                               547
(Cost $512)                                                         -----------
--------------------------------------------------------------------------------
   BELGIUM (f)(g) 1.7%
--------------------------------------------------------------------------------
Kingdom of Belgium
   6.750% due 11/21/2004 (d)                       BF     5,800             136
   7.500% due 07/29/2008 (i)                       EC       900             915
   5.000% due 09/28/2011 (i)                                300             262
                                                                    -----------
Total Belgium                                                             1,313
(Cost $1,436)                                                       -----------
--------------------------------------------------------------------------------
   BRAZIL 1.2%
--------------------------------------------------------------------------------
Republic of Brazil
   7.625% due 04/15/2006 (d)                        $     1,012             917
                                                                    -----------
Total Brazil                                                                917
(Cost $942)                                                         -----------
--------------------------------------------------------------------------------
   CANADA (f)(g) 9.0%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
   6.350% due 04/01/2002                           C$       330             212
Commonwealth of Canada
   7.000% due 12/01/2006 (i)                              8,900           6,133
   5.500% due 06/01/2010                                    800             510
                                                                    -----------
Total Canada                                                              6,855
(Cost $7,126)                                                       -----------
--------------------------------------------------------------------------------
   CAYMAN ISLANDS (f)(g) 0.6%
--------------------------------------------------------------------------------
International Credit Recovery-Japan
   0.863% due 08/25/2005                           JY    17,297             138
   0.746% due 08/25/2005                                 10,000              80
MBNA American Euro
   4.887% due 05/19/2004 (d)                       EC       280             246
                                                                    -----------
Total Cayman Islands                                                        464
(Cost $545)                                                         -----------
--------------------------------------------------------------------------------
   DENMARK (f)(g) 1.7%
--------------------------------------------------------------------------------
Lb Rheinland - PFALZ
   4.750% due 04/04/2008                           EC       810             704
Nykredit
   6.000% due 10/01/2009                           DK     3,986             455
Unikredit Realkredit
   6.000% due 07/01/2029                                    997             114
                                                                    -----------
Total Denmark                                                             1,273
(Cost $1,249)                                                       -----------
--------------------------------------------------------------------------------
   FRANCE (f)(g) 7.9%
--------------------------------------------------------------------------------
Axa
   2.500% due 01/01/2014                           EC        62              54
Compagnie Financiere de CIC-UE
   6.379% due 10/29/2049 (d)                        $       300             293
Republic of France
   5.500% due 04/25/2007 (i)                       EC       470             436
   4.000% due 04/25/2009 (i)                              1,170             982
   3.000% due 07/25/2009 (h)                                310             264
   4.000% due 10/25/2009 (i)                              4,460           3,689
   5.500% due 04/25/2010                                    330             305
                                                                    -----------
Total France                                                              6,023
(Cost $6,178)                                                       -----------
--------------------------------------------------------------------------------
   GERMANY (f)(g) 20.2%
--------------------------------------------------------------------------------
Commerzbank AG
   5.206% due 10/25/2032 (d)                       EC       800             706
Depfa Pfandbriefbank
   4.750% due 07/15/2008                                    130             112
   5.750% due 03/04/2009 (i)                                130             119
Hypothekenbank in Essen AG
   5.500% due 02/20/2007 (i)                                310             281
Landesbank Baden-Wuerttemberg AG
   5.500% due 04/02/2007                           DM       390             354
Republic of Germany
   6.000% due 07/04/2007 (i)                       EC       430             409
   5.250% due 01/04/2008 (i)                              3,630           3,333
   4.125% due 07/04/2008 (i)                              3,200           2,735
   4.500% due 07/04/2009 (i)                              5,480           4,782
   5.375% due 01/04/2010 (i)                              1,960           1,809
   6.250% due 01/04/2030 (i)                                200             199
Rheinische Hypothekenbank AG
   4.250% due 09/24/2008                                    390             326
WestDeutsche Landersbank
   4.750% due 09/28/2007                                    190             166
                                                                    -----------
Total Germany                                                            15,331
(Cost $15,502)                                                      -----------
--------------------------------------------------------------------------------
   GREECE (f)(g) 0.7%
--------------------------------------------------------------------------------
Hellenic Republic
   6.938% due 06/06/2001 (d)                        $       400             401
   7.890% due 06/17/2003 (d)                       GD        22              20
   7.080% due 10/23/2003 (d)                                 99              91
                                                                    -----------
Total Greece                                                                512
(Cost $558)                                                         -----------
--------------------------------------------------------------------------------
   ITALY (f)(g) 17.2%
--------------------------------------------------------------------------------
Finmeccanica SpA
   2.000% due 06/08/2005                           EC       188             160
First Italian Auto Transaction
   5.139% due 07/01/2008 (d)                                890             783
International Credit Recovery
   5.602% due 03/15/2010                                    300             264
Island Finance
   5.404% due 03/30/2015 (d)                                370             327
Republic of Italy
   5.750% due 09/15/2002 (i)                              2,700           2,422
   4.750% due 07/01/2005 (i)                              1,680           1,488
   7.750% due 11/01/2006 (i)                                700             705
   4.500% due 05/01/2009 (i)                              6,980           5,944
   4.250% due 11/01/2009                                    720             601
   5.500% due 11/01/2010 (i)                                390             354
                                                                    -----------
Total Italy                                                              13,048
(Cost $13,312)                                                      -----------

56 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   JAPAN (f)(g) 1.7%
--------------------------------------------------------------------------------
Government of Japan
   3.400% due 06/20/2005 (i)                       JY    39,000     $       348
   0.900% due 12/22/2008 (d)(i)                         103,600             820
SHL Corp. Ltd.
   1.031% due 12/25/2024 (d)                             11,051              88
   1.331% due 12/25/2024 (d)                              5,000              40
                                                                    -----------
Total Japan                                                               1,296
(Cost $1,408)                                                       -----------
--------------------------------------------------------------------------------
   MEXICO (f)(g) 1.6%
--------------------------------------------------------------------------------
Petroleos Mexicanos
   8.850% due 09/15/2007                            $       140             144
   9.375% due 12/02/2008                                    190             198
United Mexican States
   8.750% due 05/30/2002                           BP       250             361
   5.000% due 09/30/2002                           JY    25,000             207
  10.375% due 01/29/2003                           DM       200              96
   4.000% due 03/11/2004                           JY    20,000             163
                                                                    -----------
Total Mexico                                                              1,169
(Cost $1,273)                                                       -----------
--------------------------------------------------------------------------------
   NETHERLANDS (f)(g) 0.7%
--------------------------------------------------------------------------------
Unilever NV
   4.830% due 09/17/2001 (d)                       EC       600             525
Total Netherlands                                                           525
(Cost $512)
--------------------------------------------------------------------------------
   NEW ZEALAND (f)(g) 0.7%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016                           N$     1,130             501
                                                                    -----------
Total New Zealand                                                           501
(Cost $637)                                                         -----------
--------------------------------------------------------------------------------
   PERU 0.5%
--------------------------------------------------------------------------------
Republic of Peru
   4.000% due 03/07/2017                            $       250             156
   4.500% due 03/07/2017 (d)                                300             205
                                                                    -----------
Total Peru                                                                  361
(Cost $373)                                                         -----------
--------------------------------------------------------------------------------
   SOUTH KOREA (f)(g) 2.2%
--------------------------------------------------------------------------------
Export-Import Bank Korea
   7.250% due 06/25/2001                            $       260             261
Korea Development Bank
   4.885% due 05/14/2001                           DM       440             198
   2.450% due 09/10/2001                           JY    37,000             296
   1.875% due 02/13/2002                                114,000             911
                                                                    -----------
Total South Korea                                                         1,666
(Cost $1,795)                                                       -----------
--------------------------------------------------------------------------------
   SPAIN (f)(g) 4.2%
--------------------------------------------------------------------------------
Kingdom of Spain
   4.950% due 07/30/2005 (i)                       EC     1,620           1,448
   5.150% due 07/30/2009 (i)                              1,990           1,782
                                                                    -----------
Total Spain                                                               3,230
(Cost $3,217)                                                       -----------
--------------------------------------------------------------------------------
   SUPRANATIONAL (f)(g) 2.4%
--------------------------------------------------------------------------------
Asian Development Bank
   5.375% due 09/15/2003                           A$       600             295
   5.250% due 09/15/2004                                    600             294
Eurofima
   4.750% due 07/07/2004 (i)                       SK     7,200             696
International Bank for Reconstruction & Development
     7.250% due 04/09/2001                         N$     1,376             555
                                                                    -----------
Total Supranational                                                       1,840
(Cost $2,246)                                                       -----------
--------------------------------------------------------------------------------
   SWEDEN (f)(g) 0.4%
--------------------------------------------------------------------------------
Kingdom of Sweden
  13.000% due 06/15/2001                           SK       900     $        88
   5.000% due 01/28/2009                                  2,300             228
                                                                    -----------
Total Sweden                                                                316
(Cost $348)                                                         -----------
--------------------------------------------------------------------------------
   UNITED KINGDOM (f)(g) 10.4%
--------------------------------------------------------------------------------
Abbey National Treasury Service PLC
   7.625% due 12/30/2002                           BP       280             411
British Telecommunications PLC
   6.079% due 12/15/2003 (d)                        $       600             600
Core
   5.138% due 03/17/2009 (d)                                461             458
Equitable
   8.000% due 08/29/2049                           BP       700             526
Haus Ltd.
   5.124% due 12/10/2037 (d)                       EC     1,500           1,320
Holmes Financing PLC
   5.859% due 07/15/2017 (d)                        $       700             700
Lloyds TSB Bank PLC
   5.625% due 07/15/2049                           EC      590              492
Royal Bank of Scotland Group PLC
   6.770% due 03/31/2049                                  1,000             919
SCCR Series 1 Ltd.
   5.373% due 12/15/2031 (d)                                118             104
United Kingdom Gilt
   7.500% due 12/07/2006 (i)                       BP      750            1,200
   7.250% due 12/07/2007                                    750           1,204
                                                                    -----------
Total United Kingdom                                                      7,934
(Cost $8,913)                                                       -----------
--------------------------------------------------------------------------------
   UNITED STATES (f)(g) 71.0%
--------------------------------------------------------------------------------
Asset-Backed Securities 7.7%
AFC Home Equity Loan Trust
   5.360% due 12/22/2027 (d)                       $        302             302
Amresco Residential Securities Mortgage Loan Trust
   6.000% due 06/25/2029 (d)                                438             440
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                      8               8
Bayview Financial Acquisition Trust
   5.920% due 11/25/2030 (d)                                700             700
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                      4               4
Conseco Finance
   5.534% due 10/15/2031 (d)                                633             636
CS First Boston Mortgage Securities Corp.
   5.424% due 12/15/2030 (d)                                672             673
EQCC Home Equity Loan Trust
   5.770% due 05/20/2010                                    106             106
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                                     39              39
Providian Gateway Master Trust
   5.380% due 03/15/2007                                    800             800
Providian Home Equity Loan Trust
   5.340% due 06/25/2025 (d)                                477             478
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                     23              23
Residential Asset Securities Corp.
   5.854% due 12/25/2013 (d)                                  0               0
Residential Funding Mortgage Securities, Inc.
  10.836% due 06/01/2001 (d)                                800             800
Salomon Brothers Mortgage Securities VII
   5.584% due 11/15/2029 (d)                                137             137
United Panama Mortgage Loan Asset Backed
   5.500% due 10/25/2029 (d)                                576             577
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                    113             114
                                                                    -----------
                                                                          5,837
                                                                    -----------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 57

Global Bond Fund II
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Corporate Bonds & Notes 12.3%
Alpha Wind
    11.321% due 05/23/2001 (d)                      $       500    $        500
Associates Corp. of North America
     5.400% due 08/27/2001 (d)                              100             100
Associates First Capital Corp.
     5.810% due 01/25/2031 (d)                              588             588
Bancomext Trust Division
     8.000% due 08/05/2003                                   70              71
Bear Stearns Co., Inc.
     5.210% due 03/28/2003 (d)                              380             380
Beckman Instruments, Inc.
     7.100% due 03/04/2003                                   22              22
Capital One Bank
     6.308% due 07/28/2003 (d)                              500             492
Citi Credit Card Master Trust
     4.875% due 04/07/2007                          DM      800             360
CMS Energy Corp.
     8.125% due 05/15/2002                           $       26              26
Finova Capital Corp.
     6.040% due 11/08/2002 (d)(k)                         1,250           1,026
     6.316% due 04/08/2003 (d)(k)                           700             574
Ford Motor Credit Co.
     1.000% due 12/22/2003                          JY   14,000             112
     1.200% due 02/07/2005                               98,000             780
Gold Eagle Capital Ltd.
    11.079% due 04/15/2001 (d)                       $      500             500
Household Finance Corp.
     5.773% due 08/06/2002 (d)                              230             231
J.P. Morgan & Co., Inc.
     6.655% due 02/15/2012 (d)                              100              91
Jones Intercable, Inc.
     8.875% due 04/01/2007                                   26              28
Lehman Brothers Holdings, Inc.
     6.479% due 07/15/2002 (d)                              400             403
MGM Grand, Inc.
     6.950% due 02/01/2005                                   10              10
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (h)                            2,042           2,053
     6.204% due 10/21/2002 (d)                      BP      200             284
Sprint Capital Corp.
     5.875% due 05/01/2004                           $       50              49
TCI Communications, Inc.
     5.555% due 04/01/2002 (d)                              300             298
Texas Utilities Corp.
     5.420% due 06/25/2001 (d)                              200             200
     7.389% due 09/24/2001 (d)                              200             199
                                                                   ------------
                                                                          9,377
                                                                   ------------
Mortgage-Backed Securities 29.3%
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                                  420             424
Citicorp Mortgage Securities, Inc.
     6.500% due 07/25/2028                                  255             256
     6.500% due 03/25/2029                                   10              10
Crusade Global Trust
     5.719% due 05/15/2030 (d)                            1,403           1,407
Fannie Mae
     7.000% due 02/25/2020                                   99             100
Government National Mortgage
Association
     5.750% due 02/16/2030 (d)                            1,232           1,233
     5.800% due 02/16/2030 (d)                            1,334           1,337
     6.000% due 06/20/2030-06/15/2029 (d)(e)             15,602           8,193
     7.625% due 11/20/2021 (d)                               36              37
     7.750% due 07/20/2022 (d)                              578             592
     7.750% due 09/20/2023 (d)                              348             356
     7.750% due 07/20/2025 (d)                              285             292
     7.750% due 09/20/2025 (d)                               33              34
     7.625% due 12/20/2025 (d)                               18              18
     7.750% due 09/20/2026 (d)                               21              21
     7.625% due 11/20/2026 (d)                              515             527
     7.625% due 11/20/2026 (d)                              242             248
     7.625% due 12/20/2026 (d)                               49              50
     7.000% due 04/20/2030-05/20/2030 (d)(e)              3,062           1,845
Homeside Mortgage Securities Trust
     5.929% due 01/20/2027 (d)                              300             300
Medallion Trust
     5.880% due 07/12/2031 (d)                              821             821
Puma Finance Ltd.
     5.916% due 04/15/2031 (d)                              332             349
Residential Funding Mortgage Securities, Inc.
     5.779% due 05/12/2032 (d)                            2,245           2,248
Sasco Floating Rate Commercial Mortgage Trust
     5.408% due 11/20/2001 (d)                              380             380
Structured Asset Mortgage Investments, Inc.
     6.581% due 06/25/2029 (d)                              205             208
Structured Asset Securities Corp.
     7.398% due 02/25/2030 (d)                            1,034           1,036
                                                                   ------------
                                                                         22,322
                                                                   ------------
Municipal Bonds & Notes 0.8%
California State General Obligation,
(FGIC Insured), Series 1997 4.750%
due 12/01/2028                                              300             280

Long Island Power Authority New York
Electric System, (FSA Insured),
Series 1998 5.125% due 12/01/2022                           300             297
                                                                   ------------
                                                                            577
                                                                   ------------
U.S. Government Agencies 0.8%
Small Business Administration
     6.640% due 02/10/2011                                  600             604

U.S. Treasury Obligations 19.2%
Treasury Inflation Protected Securities (h)
     3.625% due 07/15/2002 (b)(i)                        12,920          13,175
     3.875% due 04/15/2029                                  319             341
U.S. Treasury Bonds
     9.250% due 02/15/2016                                  600             829
     8.875% due 02/15/2019                                  100             137
     8.125% due 05/15/2021                                  100             130
                                                                   ------------
                                                                         14,612
                                                                   ------------
Preferred Security 0.9%

                                                         Shares

DG Funding Trust
     7.153% due 12/29/2049 (d)                               70             714
                                                                   ------------
Total United States                                                      54,043
(Cost $53,858)                                                     ------------
--------------------------------------------------------------------------------
   PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)

U.S. Treasury Note Futures (CBOT)
     Strike @ 119.000 Exp. 05/26/2001               $       350               5
                                                                   ------------
Total Purchased Call Options                                                  5
(Cost $7)                                                          ------------
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Government National Mortgage Association
(OTC)
     6.000% due 05/21/2031
     Strike @ 90.281 Exp. 05/04/2001                     24,000               0
Interest Rate Swap (OTC)
     7.500% due 05/01/2023
     Strike @ 7.500 Exp. 04/29/2002                         700               1
Japanese Government Bond (OTC)
    10.800% due 05/01/2023
     Strike @ 97.750 Exp. 05/02/2001                  1,300,000               0
U.S. Treasury Bond (OTC)
     3.625% due 07/15/2002
     Strike @ 95.500 Exp. 04/30/2001                     13,620               0
                                                                   ------------
Total Purchased Put Options                                                   1
(Cost $36)                                                         ------------

58  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 3.8%
--------------------------------------------------------------------------------
Commercial Paper 2.7%
Coca-Cola Co.
  4.600% due 07/12/2001                             $     1,100    $      1,085
General Electric Capital Corp.
  4.970% due 04/04/2001                                     500             500
Halifax Building Society
  5.080% due 08/08/2001                                     400             393
UBS Finance, Inc.
  5.050% due 08/02/2001                                     100              98
                                                                   ------------
                                                                          2,076
                                                                   ------------
Repurchase Agreement 1.1%
State Street Bank
  4.600% due 04/02/2001                                     847             847
  (Dated 03/30/2001. Collateralized by Freddie Mac
  6.680% due 12/28/2001 valued at $869.
  Repurchase proceeds are $847.)
                                                                   ------------
Total Short-Term Instruments                                              2,923
(Cost $2,924)                                                      ------------

Total Investments (a) 163.4%                                       $    124,305
(Cost $127,242)

Written Options (c) (0.2%)                                                 (141)
(Premiums $56)

Other Assets and Liabilities (Net) (63.2%)                              (48,071)
                                                                   ------------
Net Assets 100.0%                                                  $     76,093
                                                                   ------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $127,266 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess of
value over tax cost.                                               $      1,191

Aggregate gross unrealized depreciation for
all investments in which there was an excess of
tax cost over value.                                                     (4,152)
                                                                   ------------
Unrealized depreciation-net                                        $     (2,961)
                                                                   ------------
(b) Securities with an aggregate market value of $1,334 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
EuroBond 10 Year Note (06/2001)                              14    $         14
Government of Japan 10 Year Note (06/2001)                   13              10
United Kingdom Gilt (06/2001)                                 8               2
U.S. Treasury 10 Year Note (06/2001)                        317             (77)
                                                                   ------------
                                                                   $        (51)
                                                                   ------------
(c) Premiums received on written options:

                                             # of
Type                                    Contracts       Premium           Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 95.00 Exp. 12/17/2001               4      $      2    $          1

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 107.00 Exp. 05/26/2001              3             2               3

Put - CME Eurodollar December Futures
   Strike @ 95.25 Exp. 12/17/2001              24            12              13

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.00 Exp. 05/26/2001             20            11              11

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.50 Exp. 04/29/2002        1,000,000            22             105

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 105.00 Exp. 05/26/2001             14             7               8
                                                       ------------------------
                                                       $     56    $        141
                                                       ------------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(f) Foreign forward currency contracts outstanding at March 31, 2001:

                          Principal
                             Amount                                  Unrealized
                         Covered by        Settlement             Appreciation/
Type      Currency         Contract             Month            (Depreciation)
--------------------------------------------------------------------------------
Sell            A$            1,450           04/2001              $         65
Buy                             269           05/2001                        (2)
Sell            C$              808           04/2001                        10
Sell            SF            5,302           05/2001                        26
Sell            DK            6,074           05/2001                        39
Buy             EC           12,608           04/2001                      (100)
Sell                         11,741           04/2001                       622
Sell                         10,910           06/2001                        41
Sell            BP            2,479           05/2001                       121
Sell            H$           13,000           05/2001                         4
Buy                          15,600           08/2001                        (7)
Sell                         31,200           08/2001                        24
Buy             HF           47,700           08/2001                        (4)
Buy             JY          669,475           04/2001                      (132)
Sell                        670,601           04/2001                       271
Sell                        741,925           06/2001                       145
Buy             KW          181,300           04/2001                       (23)
Sell                        181,300           04/2001                         5
Sell            N$            2,623           04/2001                        46
Sell            SK            3,725           05/2001                        23
Buy             TB            3,800           04/2001                        (3)
Sell                          3,800           04/2001                         2
Buy             TD            3,092           04/2001                        (1)
Sell                          3,092           04/2001                         1
                                                                   ------------
                                                                   $      1,173
                                                                   ------------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 59

Global Bond Fund II
March 31, 2001

(g) Principal amount denoted in indicated currency:

           A$ - Australian Dollar
           BF - Belgian Franc
           BP - British Pound
           C$ - Canadian Dollar
           DK - Danish Krone
           DM - German Mark
           EC - Euro
           GD - Greek Drachma
           H$ - Hong Kong Dollar
           HF - Hungarian Forint
           JY - Japanese Yen
           KW - South Korean Won
           N$ - New Zealand Dollar
           SK - Swedish Krona
           SF - Swiss Franc
           TB - Thai Baht
           TD - Taiwan Dollar

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Swap agreements outstanding at March 31, 2001:

                                                                      Unrealized
                                                       Notional    Appreciation/
Type                                                     Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 5.935% and pay floating rate based on 6 month BP-LIBOR.

Broker: Merrill Lynch
Exp. 11/05/2003                                   BP      1,700    $         40

Receive floating rate based on 6-month
Australian Bank Bill and pay fixed rate
equal to 5.217%.

Broker: Morgan Stanley
Exp. 03/15/2006                                   A$      3,600              17

Receive floating rate based on 3-month
Canadian Bank Bill and pay fixed rate
equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                                   C$      8,500            (209)

Receive floating rate based on 3-month
H$-HIBOR and pay fixed rate equal to 6.910%.

Broker: Goldman Sachs
Exp. 02/15/2006                                   H$     36,000            (244)

Receive floating rate based on 3-month
Canadian Bank Bill and pay fixed rate
equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                                   C$      3,400             (42)

Receive floating rate based on 6-month
JY-LIBOR and pay fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                   JY    226,000            (122)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to 1.310%.

Broker: Goldman Sachs
Exp. 07/14/2005                                         232,000            (62)

Receive fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                           4,600             271

Receive fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2006                                          36,300             744

Receive fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/15/2006                                             100               2

Receive fixed rate equal to 5.683% and pay floating rate based on 6 month BP-LIBOR.

Broker: Morgan Stanley
Exp. 01/08/2004                                     BP    4,200              63

Receive floating rate based on 3-month
H$-HIBOR and pay fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                     H$   50,000             (68)

Receive fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                     $     6,400              63

Receive fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2011                                           8,000             101

Receive fixed rate equal to 5.900% and
pay floating rate based on 6 month BP-LIBOR.

Broker: Goldman Sachs
Exp. 01/26/2004                                     BP    2,400              40

Receive floating rate based on 6-month
BP-LIBOR and pay fixed rate equal to 5.410%.

Broker: Morgan Stanley
Exp. 09/01/2002                                           1,300              (5)

Receive fixed rate equal to 5.513% and pay floating rate based on 6 month BP-LIBOR.

Broker: Morgan Stanley
Exp. 03/01/2004                                           1,300              12

Receive fixed rate equal to 6.343% and pay floating rate based on 6 month EURO-LIBOR.

Broker: Lehman Brothers
Exp. 03/08/2016                                     EC    5,500              (3)

Receive floating rate based on 6-month
BP-LIBOR and pay fixed rate equal to 5.465%.

Broker: Lehman Brothers
Exp. 03/07/2016                                     BP    3,500               6

60  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Receive fixed rate equal to 6.273% and pay floating rate based on 6 month EURO-LIBOR.

Broker: Morgan Stanley
Exp. 03/13/2016                                     EC    3,810    $         (8)

Receive floating rate based on 6-month
BP-LIBOR and pay fixed rate equal to 5.578%.

Broker: Morgan Stanley
Exp. 03/13/2016                                     BP    2,380              (6)

Receive fixed rate equal to 5.471% and pay floating rate based on 6 month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                           4,000              33

Receive fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                      $      600               1

Receive floating rate based on 3-month
H$-HIBOR and pay fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                     H$    4,300               0

Receive fixed rate equal to 5.467% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2006                                      $    1,800               0

Receive fixed rate equal to 5.133% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                     BP   22,200             (21)
                                                                   ------------
                                                                   $        603
                                                                   ------------
(k) Security is in default.

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 61

PIMCO Schedule of Investments A, B, and C Classes
High Yield Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 73.6%
--------------------------------------------------------------------------------
Banking & Finance 4.5%
Americo Life, Inc.
     9.250% due 06/01/2005                          $       198    $        193
Amethyst Financial Co. Ltd.
    11.750% due 10/29/2001                                3,944           3,944
Arvin Capital
     9.500% due 02/01/2027                               14,986          10,866
Bay View Capital Corp.
     9.125% due 08/15/2007                                2,900           2,277
Beaver Valley Funding Corp.
     8.625% due 06/01/2007                               14,197          14,946
     9.000% due 06/01/2017                                9,432          10,239
Choctaw Resort Development Enterprise
     9.250% due 04/01/2009                                1,400           1,430
Forest City Enterprises, Inc.
     8.500% due 03/15/2008                               10,719          10,357
General Motors Acceptance Corp.
     5.722% due 04/29/2002 (d)                              631             632
Golden State Holdings
     6.750% due 08/01/2001 (d)                            8,180           8,162
     7.000% due 08/01/2003                                3,073           3,048
     7.125% due 08/01/2005                                  687             673
Host Marriott LP
     8.375% due 02/15/2006                                9,197           9,151
Lamar Media Corp.
     9.625% due 12/01/2006                                  100             105
Presidential Life Insurance Corp.
     7.875% due 02/15/2009                                7,451           7,233
Reliance Group Holdings, Inc.
     0.000% due 11/15/2049 (c)(e)                         3,769             330
Sumitomo Bank Treasury Co.
     9.400% due 12/29/2049 (d)                           10,459          10,087
Telewest Credit Links
    10.875% due 02/07/2005                               14,000          11,839
Trizec Finance Ltd.
    10.875% due 10/15/2005                               13,772          14,047
                                                                   ------------
                                                                        119,559
                                                                   ------------
Industrials 59.7%
360 Networks, Inc.
    13.000% due 05/01/2008                                5,740           2,210
Abbey Healthcare Group
     9.500% due 11/01/2002                               11,346          11,431
Adelphia Business Solutions, Inc.
    12.250% due 09/01/2004                                5,679           5,310
Adelphia Communications Corp.
    10.875% due 10/01/2010                                   15              16
Allied Waste North America, Inc.
     7.375% due 01/01/2004                               13,910          13,701
     7.625% due 01/01/2006                                7,438           7,252
     8.875% due 04/01/2008                                8,000           7,928
American Airlines, Inc.
    10.610% due 03/04/2010                                  513             580
American Cellular Corp.
     9.500% due 10/15/2009                                6,000           5,820
American Media Operation, Inc.
  10.250% due 05/01/2009                                    789             809
American Standard Cos., Inc.
     7.125% due 02/15/2003                                  158             160
     9.250% due 12/01/2016                                1,177           1,183
Amerigas Partners LP
    10.000% due 04/15/2006                                4,900           4,895
    10.125% due 04/15/2007                                2,367           2,450
AM-FM, Inc.
     8.750% due 06/15/2007                                4,457           4,691
     8.000% due 11/01/2008                                4,144           4,320
Amphenol Corp.
     9.875% due 05/15/2007                                5,445           5,731
Archibald Candy Corp.
  10.250% due 07/01/2004                                  3,155           1,672
Arco Chemical Co.
     9.375% due 12/15/2005                                4,425           4,561
Ball Corp.
     7.750% due 08/01/2006                                6,704           6,830
     8.250% due 08/01/2008                                5,206           5,323
Beckman Instruments, Inc.
     7.100% due 03/04/2003                                6,423           6,471
     7.450% due 03/04/2008                               12,717          12,559
Benedek Communications Corp.
     0.000% due 05/15/2006 (c)                            1,184             787
Bergen Brunswig Corp.
     7.375% due 01/15/2003                                6,950           6,912
     7.250% due 06/01/2005                                  500             486
Beverly Enterprises, Inc.
     9.000% due 02/15/2006                               13,070          13,266
British Sky Broadcasting PLC
     7.300% due 10/15/2006                                6,733           6,616
     6.875% due 02/23/2009                               10,000           9,268
     8.200% due 07/15/2009                               21,299          21,296
Browning-Ferris Industries, Inc.
     6.100% due 01/15/2003                                3,234           3,150
     7.875% due 03/15/2005                                1,578           1,575
Building Materials Corp.
     7.750% due 07/15/2005                                  971             553
     8.000% due 10/15/2007                                1,007             539
     8.000% due 12/01/2008                               10,601           5,672
Cadmus Communications Corp.
     9.750% due 06/01/2009                                2,250           2,109
Call-Net Enterprises, Inc.
     8.000% due 08/15/2008                                6,765           2,089
Canadian Forest Oil Ltd.
     8.750% due 09/15/2007                               11,372          11,656
Century Aluminum Co.
    11.750% due 04/15/2008                                6,050           6,171
Century Communications Corp.
     9.750% due 02/15/2002                                  513             517
     0.010% due 03/15/2003                               15,743          12,752
     9.500% due 03/01/2005                               10,500          10,487
     8.750% due 10/01/2007                                2,998           2,893
CF Cable TV, Inc.
     9.125% due 07/15/2007                                9,149           9,319
Charter Communications Holdings LLC
     8.250% due 04/01/2007                               10,845          10,425
     8.625% due 04/01/2009                                3,944           3,816
    10.000% due 04/01/2009                                8,172           8,519
    11.750% due 01/15/2010                                   35              24
     9.920% due 04/01/2011                                8,000           5,620
Clark R & M, Inc.
     8.375% due 11/15/2007                                2,392           1,854
Clearnet Communications, Inc.
     0.000% due 05/01/2009 (c)                            4,733           3,999
Cliffs Drilling Co.
   10.250% due 05/15/2003                                   592             612
Columbus McKinnon
     8.500% due 04/01/2008                                8,306           7,019
Consolidated Container
    10.125% due 07/15/2009                                6,428           6,332
Constellation Brands, Inc.
     8.000% due 02/15/2008                                6,000           6,165
     8.500% due 03/01/2009                                4,000           4,040
Container Corp. of America
     9.750% due 04/01/2003                                  789             807
    11.250% due 05/01/2004                                5,185           5,211
Continental Cablevision
     9.500% due 08/01/2013                                7,900           8,757
Cross Timbers Oil Co.
     9.250% due 04/01/2007                                1,136           1,198
     8.750% due 11/01/2009                                1,900           1,986
Crown Castle International Corp.
     0.000% due 11/15/2007                                1,775           1,473
    10.750% due 08/01/2011                               12,755          13,233
CSC Holdings, Inc.
     9.250% due 11/01/2005                                  789             825
     9.875% due 05/15/2006                                  671             704
     7.875% due 12/15/2007                                   79              80
     7.625% due 04/01/2011                                9,150           8,978
     9.875% due 02/15/2013                                2,595           2,790
     9.875% due 04/01/2023                                3,155           3,407

62  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Cumberland Farms
    10.500% due 10/01/2003                          $     4,528    $      4,415
Delta Air Lines, Inc.
    10.790% due 03/26/2014                                1,786           1,988
Diamond Cable Communication Co.
    13.250% due 09/30/2004                                1,184           1,160
    11.750% due 12/15/2005 (d)                            7,887           7,335
     0.000% due 02/15/2007 (c)                            2,700           1,944
Echostar Communications Corp.
     9.250% due 02/01/2006                               19,177          19,248
     9.375% due 02/01/2009                                6,704           6,754
Electric Lightwave, Inc.
     6.050% due 05/15/2004                                1,000             914
Energis PLC
     9.750% due 06/15/2009                                3,550           3,355
Fairpoint Communications, Inc.
     9.500% due 05/01/2008                                6,412           5,354
    10.908% due 05/01/2008 (d)                            3,550           3,345
Federal-Mogul Corp.
     7.500% due 07/01/2004                                5,719             886
     7.375% due 01/15/2006                                  119              17
     7.750% due 07/01/2006                                7,473           1,084
Ferrellgas Partners LP
     9.375% due 06/15/2006                               11,931          11,573
Fisher Scientific International
     7.125% due 12/15/2005                               10,845          10,357
     9.000% due 02/01/2008                               12,249          12,280
Flag Ltd.
     8.250% due 01/30/2008                               22,141          20,147
Forest Oil Corp.
    10.500% due 01/15/2006                                2,828           2,984
Fox/Liberty Networks LLC
     0.000% due 08/15/2007 (c)                            7,690           7,036
Garden State Newspapers
     8.750% due 10/01/2009                                3,120           3,042
     8.625% due 07/01/2011                                3,076           2,999
Global Crossing Holding Ltd.
     9.500% due 11/15/2009                                3,944           3,717
     6.000% due 10/15/2013                                9,969           9,450
Golden Northwest Aluminum
    12.000% due 12/15/2006                                1,933           1,653
Gulf Canada Resources Ltd.
     9.625% due 07/01/2005                                2,233           2,311
     8.375% due 11/15/2005                                3,155           3,423
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                               10,206          10,257
     7.500% due 01/15/2009                               16,307          16,275
HCA - The Healthcare Co.
     6.870% due 09/15/2003                                1,026           1,035
     6.910% due 06/15/2005                                  986             971
     8.850% due 01/01/2007                                5,350           5,791
     7.000% due 07/01/2007                               14,993          14,562
     8.700% due 02/10/2010                                  450             476
     8.360% due 04/15/2024                                4,733           4,586
     6.730% due 07/15/2045                                3,944           3,985
Hercules, Inc.
    11.125% due 11/15/2007                                7,454           7,566
HMH Properties, Inc.
     7.875% due 08/01/2005                               28,334          27,554
Hollinger International Publishing
     8.625% due 03/15/2005                                  198             201
     9.250% due 02/01/2006                                3,629           3,738
     9.250% due 03/15/2007                                  537             556
Horseshoe Gaming Holding
     8.625% due 05/15/2009                               15,250          15,212
HS Resources, Inc.
     9.875% due 12/01/2003                                2,879           2,937
     9.250% due 11/15/2006                               12,365          12,860
Huntsman Corp.
     9.500% due 07/01/2007                                9,718           7,532
Huntsman ICI Chemicals LLC
    10.125% due 07/01/2009                                1,796           1,859
Huntsman Polymers Corp.
    11.750% due 12/01/2004                                3,629           3,030
Intermedia Communications, Inc.
     0.000% due 05/15/2006 (c)                           20,240          20,442
International Game Technology
     7.875% due 05/15/2004                               11,594          11,768
     8.375% due 05/15/2009                               11,121          11,455
ISP Holdings, Inc.
     9.000% due 10/15/2003                               16,374          14,245
John Q. Hammons Hotels
     8.875% due 02/15/2004                                2,312           2,231
     9.750% due 10/01/2005                                2,633           2,541
Jones Intercable, Inc.
     8.875% due 04/01/2007                                3,991           4,284
Jupiters Ltd.
     8.500% due 03/01/2006                               10,096          10,071
K Mart Corp.
    12.350% due 01/01/2008                                3,803           4,111
     8.800% due 07/01/2010                                  902             818
     9.350% due 01/02/2020                               10,203           7,974
     9.780% due 01/05/2020                                7,552           6,432
Keebler Corp.
    10.750% due 07/01/2006                                4,733           5,020
KPNQWest BV
     8.125% due 06/01/2009                               19,560          17,115
L-3 Communications Corp.
    10.375% due 05/01/2007                                5,938           6,116
     8.500% due 05/15/2008                                  466             472
Lear Corp.
     8.250% due 02/01/2002                                5,056           5,081
     7.960% due 05/15/2005                                4,315           4,352
Lenfest Communications
     8.375% due 11/01/2005                                8,400           9,156
    10.500% due 06/15/2006                                  415             489
Level 3 Communications, Inc.
    11.000% due 03/15/2008                                4,338           3,416
     9.125% due 05/01/2008                               27,655          19,773
     0.000% due 12/01/2008 (c)                            9,425           4,571
    11.250% due 03/15/2010                                  789             619
    12.875% due 03/15/2010                               18,000           6,930
Levi Strauss & Co.
     6.800% due 11/01/2003                               15,853          14,902
Leviathan Gas Corp.
    10.375% due 06/01/2009                                2,773           2,981
Lin Television Corp.
     8.375% due 03/01/2008                               10,035           9,082
Lyondell Chemical Co.
     9.625% due 05/01/2007                               12,174          12,539
Mail-Well Corp.
     8.750% due 12/15/2008                                8,026           6,862
Mandalay Resort Group
     6.750% due 07/15/2003                               16,077          15,554
     9.250% due 12/01/2005                                4,812           4,854
     6.450% due 02/01/2006                                   79              74
    10.250% due 08/01/2007                                  198             204
     9.500% due 08/01/2008                                  395             413
Manor Care, Inc.
     8.000% due 03/01/2008                                3,000           3,068
Marsh Supermarkets, Inc.
     8.875% due 08/01/2007                                5,916           5,724
McLeodUSA, Inc.
     0.000% due 03/01/2007 (c)                           34,329          28,321
     8.375% due 03/15/2008                                4,023           3,430
     9.500% due 11/01/2008                               14,997          13,535
     8.125% due 02/15/2009                                3,815           3,205
    11.500% due 05/01/2009                                  789             773
Mediacom LLC
     9.500% due 01/15/2013                               22,600          22,205
Metromedia Fiber Network, Inc.
    10.000% due 11/15/2008                               18,301          15,281
    10.000% due 12/15/2009                               11,910           9,945
MGM Grand, Inc.
     6.950% due 02/01/2005                               23,993          23,977
     8.500% due 09/15/2010                               15,000          15,680


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 63

High Yield Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Mirage Resorts, Inc.
     6.625% due 02/01/2005                          $     2,761    $      2,733
     7.250% due 10/15/2006                                2,106           2,111
Newpark Resources, Inc.
     8.625% due 12/15/2007                                3,470           3,435
Nextel Communications, Inc.
     0.000% due 09/15/2007 (c)                            9,000           6,683
     9.375% due 11/15/2009                               20,333          17,334
Nextel Partners, Inc.
     0.000% due 02/01/2009 (c)                           14,701           9,151
    11.000% due 03/15/2010                                2,658           2,319
Nextlink Communications, Inc.
     9.625% due 10/01/2007                                7,099           4,224
    10.750% due 06/01/2009                                8,426           5,013
    10.500% due 12/01/2009                                8,037           4,943
NL Industries, Inc.
    11.750% due 10/15/2003                                1,135           1,158
NTL, Inc.
    12.750% due 04/15/2005                                  553             528
    11.500% due 02/01/2006                                2,600           2,327
    11.500% due 10/01/2008                                5,026           4,448
Octel Developments PLC
    10.000% due 05/01/2006                                1,499           1,506
Omnicare, Inc.
     5.000% due 12/01/2007                                6,000           5,258
     8.125% due 03/15/2011                                6,000           6,150
Orion Network Systems, Inc.
     0.000% due 01/15/2007 (c)                            9,885           2,669
    11.250% due 01/15/2007                               11,535           4,268
P&L Coal Holdings
     8.875% due 05/15/2008                               15,025          15,739
Park Place Entertainment Corp.
     8.875% due 09/15/2008                                4,733           4,839
Petroleos Mexicanos
     9.375% due 12/02/2008                                6,310           6,578
PharMerica, Inc.
     8.375% due 04/01/2008                               14,607          13,950
Physician Sales and Service, Inc.
     8.500% due 10/01/2007                                3,696           3,049
Piedmont Aviation, Inc.
    10.200% due 01/15/2005                                1,163           1,187
    10.250% due 03/28/2005                                  451             446
     9.900% due 11/08/2006                                  865             841
Pioneer National Resources Co.
     8.875% due 04/15/2005                               15,853          16,755
     8.250% due 08/15/2007                                6,827           7,000
     6.500% due 01/15/2008                                5,482           5,086
Price Communications Wireless, Inc.
     9.125% due 12/15/2006                                7,947           8,205
Pride International, Inc.
     9.375% due 05/01/2007                                4,595           4,865
Primedia, Inc.
   10.250% due 06/01/2004                                 3,155           3,234
     8.500% due 02/01/2006                                8,671           8,801
     7.625% due 04/01/2008                                6,507           6,279
Qwest Communications International, Inc.
     7.500% due 11/01/2008                                5,916           6,138
R & B Falcon Corp.
     6.500% due 04/15/2003                                6,144           6,196
     9.125% due 12/15/2003                                1,250           1,306
     6.750% due 04/15/2005                                3,569           3,645
     9.125% due 12/15/2008                                  722             784
R.H. Donnelley, Inc.
     9.125% due 06/01/2008                                5,455           5,591
Racers
     8.375% due 10/01/2007                               17,242          14,021
Renaissance Media Group
     0.000% due 04/15/2008 (c)                           16,960          12,974
Rogers Cablesystems Ltd.
    10.000% due 03/15/2005                                3,155           3,392
Rogers Cantel, Inc.
     8.300% due 10/01/2007                                3,524           3,498
     8.800% due 10/01/2007                                1,065           1,068
     9.375% due 06/01/2008                               27,024          28,173
Rural Cellular Corp.
     9.625% due 05/15/2008                               11,502          10,582
Safety-Kleen Corp.
     9.250% due 06/01/2008 (e)                           22,459             281
     9.250% due 05/15/2009 (e)                           11,042             138
SC International Services, Inc.
     9.250% due 09/01/2007                               11,970          12,389
Scotia Pacific Co. LLC
     7.710% due 01/20/2014 (d)                              142             104
Silgan Holdings, Inc.
     9.000% due 06/01/2009                               11,556          11,556
Smith's Food & Drug Centers, Inc.
     8.640% due 07/02/2012                                  222             239
Station Casinos, Inc.
   10.125% due 03/15/2006                                   782             812
     9.750% due 04/15/2007                                5,403           5,565
     8.875% due 12/01/2008                                  631             639
     9.875% due 07/01/2010                                  789             793
Stone Container Corp.
     8.812% due 10/01/2005                                1,117           1,121
    11.500% due 08/15/2006                                3,826           3,998
Telecorp PCS, Inc.
    10.625% due 07/15/2010                               10,888          10,561
Telewest Communications PLC
     9.625% due 10/01/2006                                3,873           3,757
    11.000% due 10/01/2007 (d)                            5,136           5,059
    11.250% due 11/01/2008                                  789             797
     0.000% due 04/15/2009 (c)                            6,746           3,997
     9.875% due 02/01/2010                                6,113           5,777
Tenet Healthcare Corp.
     7.875% due 01/15/2003                                  789             806
     8.625% due 12/01/2003                                5,684           5,905
     8.000% due 01/15/2005                                5,731           5,910
     8.625% due 01/15/2007                                5,761           6,006
     7.625% due 06/01/2008                               18,945          19,158
     8.125% due 12/01/2008                               10,500          10,841
Time Warner Telecom, Inc.
    10.125% due 02/01/2011                                5,650           5,678
Triad Hospitals, Inc.
    11.000% due 05/15/2009                                1,653           1,827
Tritel PCS, Inc.
    10.375% due 01/15/2011                               13,250          12,753
U.S. Airways, Inc.
     9.625% due 09/01/2003                               17,648          17,805
     9.330% due 01/01/2006                                3,280           3,198
United Defense Industries, Inc.
     8.750% due 11/15/2007                                  789             783
United Pan-Europe Communications NV
     0.000% due 02/01/2009 (c)                            6,502           2,406
    10.875% due 08/01/2009                                5,885           3,972
     1.000% due 11/01/2009                                7,000           2,485
    13.750% due 02/01/2010                                6,500           2,178
Vintage Petroleum, Inc.
     9.000% due 12/15/2005                                7,761           8,033
     9.750% due 06/30/2009                                2,009           2,200
VoiceStream Wireless Corp.
    10.375% due 11/15/2009                                3,155           3,471
Waste Management, Inc.
     7.000% due 05/15/2005                                  513             520
WCG Corp.
     8.250% due 03/15/2004                               11,900          11,850
Western Gas Resources, Inc.
    10.000% due 06/15/2009                                5,700           6,071
Williams Communications Group, Inc.
    10.700% due 10/01/2007                                7,493           5,845
    11.700% due 08/01/2008                                2,000           1,570
    10.875% due 10/01/2009                                7,492           5,507
    11.875% due 08/01/2010                                6,000           4,650
World Color Press, Inc.
     8.375% due 11/15/2008                                  513             526
     7.750% due 02/15/2009                                1,381           1,373

64  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Worldwide Fiber, Inc.
     12.000% due 08/01/2009                         $     5,969    $      2,238
XO Communications, Inc.
     12.250% due 06/01/2009                               3,800           1,349
     12.125% due 12/01/2009                               5,000           1,575
Young Broadcasting, Inc.
      9.000% due 01/15/2006                              14,690          13,919
      8.750% due 06/15/2007                                 127             117
     10.000% due 03/01/2011                              13,400          13,065
                                                                   ------------
                                                                      1,577,388
                                                                   ------------

Utilities 9.4%
AES Corp.
      8.750% due 12/15/2002                               3,000           3,060
     10.250% due 07/15/2006                               2,299           2,397
      8.500% due 11/01/2007                               6,152           6,106
      9.500% due 06/01/2009                              16,944          17,961
      9.375% due 09/15/2010                                  15              16
American Tower Corp.
      9.375% due 02/01/2009                              13,000          12,513
AT&T Canada, Inc.
      0.000% due 06/15/2008 (c)                          28,344          23,592
     10.625% due 11/01/2008                               7,572           8,403
AT&T Wireless Services, Inc.
      7.875% due 03/01/2011                              16,750          16,732
Azurix Corp.
     10.375% due 02/15/2007                               9,644           9,933
Calpine Corp.
      9.250% due 02/01/2004                              10,254          10,259
      7.625% due 04/15/2006                               3,550           3,568
      8.750% due 07/15/2007                              19,241          19,774
      7.875% due 04/01/2008                               5,748           5,756
      7.750% due 04/15/2009                                 789             780
      8.500% due 02/15/2011                               6,700           6,893
Carolina Power & Light Energy, Inc.
      6.117% due 07/29/2002 (d)                           2,288           2,293
Chesapeake Energy Corp.
      9.625% due 05/01/2005                               3,000           3,285
CMS Energy Corp.
      8.125% due 05/15/2002                               3,579           3,625
      6.750% due 01/15/2004                                 592             578
      7.000% due 01/15/2005                               7,887           7,565
      9.875% due 10/15/2007                               6,113           6,548
      8.500% due 04/15/2011                               9,000           8,756
France Telecom
      7.750% due 03/01/2011                              19,750          19,902
Giant Industries, Inc.
      9.750% due 11/15/2003                                 150             149
      9.000% due 09/01/2007                               1,750           1,654
Key Energy Services, Inc.
      8.375% due 03/01/2008                               2,770           2,853
Mastec, Inc.
      7.750% due 02/01/2008                               7,250           6,978
Progress Energy, Inc.
      6.550% due 03/01/2004                               9,070           9,266
      7.100% due 03/01/2011                               9,070           9,348
Rocky River Realty
      8.810% due 04/14/2007 (b)                           2,912           3,085
Williams Cos., Inc.
      7.259% due 11/15/2001 (d)                           4,812           4,819
Wilmington Trust Co. - Tucson Electric
     10.210% due 01/01/2009                                 500             531
     10.732% due 01/01/2013                               7,015           7,840
                                                                   ------------
                                                                        246,818
                                                                   ------------
Total Corporate Bonds & Notes                                         1,943,765
(Cost $2,093,227)                                                  ------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 1.7%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 1.7%
LTC Commercial Corp.
      9.200% due 08/04/2023                               2,235           2,421
      7.970% due 04/15/2028                               3,993           3,750
NationsBanc Mortgage Capital Corp.
      8.035% due 05/25/2028                               3,035           2,664
Red Mountain Funding Corp.
      9.150% due 11/28/2027                               4,517           3,075
Resolution Trust Corp.
      6.900% due 02/25/2027                               3,693           3,591
      7.000% due 05/25/2027                               4,417           4,412
Sasco Floating Rate Commercial Mortgage Trust
      5.600% due 04/25/2003 (d)                          23,504          23,379
                                                                   ------------
                                                                         43,292
                                                                   ------------
Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
      7.000% due 07/25/2008                               1,366             163
      6.500% due 06/25/2017                                  32               0
      7.000% due 04/25/2019                               5,965             243
      7.000% due 12/25/2021                               2,107             230
                                                                   ------------
                                                                            636
                                                                   ------------
Total Mortgage-Backed Securities                                         43,928
(Cost $43,762)                                                     ------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 10.1%
--------------------------------------------------------------------------------
Acterna LLC
      9.688% due 09/01/2007                               1,476           1,466
Adelphia Communications Corp.
      9.190% due 10/01/2002                               3,000           3,000
      9.300% due 02/15/2004                               7,000           6,999
Airplanes Pass Through Trust
     10.875% due 03/15/2019                              22,490          14,828
Airtrust
      0.990% due 06/01/2013                               8,912           3,347
Allied Waste Industries, Inc.
      7.687% due 07/30/2006                               1,824           1,807
      7.812% due 07/30/2006                               8,056           7,982
      8.062% due 07/21/2007                                 912             904
      8.125% due 07/30/2007 (d)                           2,280           2,259
      9.625% due 07/30/2007 (d)                           3,191           3,163
      9.687% due 07/30/2007 (d)                           4,559           4,518
      9.812% due 07/30/2007 (d)                               2               2
Allied Waste North America, Inc.
      7.937% due 07/30/2007                                 912             911
Bergen Brunswig Corp.
      7.650% due 03/31/2005                               3,397           3,386
      7.912% due 03/31/2005                                 394             393
      8.133% due 03/31/2005                                 849             847
      8.207% due 03/31/2005                               1,699           1,693
      9.120% due 03/31/2005                               4,246           4,233
      9.200% due 03/31/2005                               4,246           4,233
      9.331% due 03/31/2005                               4,246           4,233
      7.650% due 03/31/2006                               2,548           2,561
Charter Commercial Holdings LLC
      8.150% due 03/31/2008                              15,500          15,382
Conseco Finance
      9.300% due 10/15/2030                               8,000           8,464
Continental Airlines, Inc.
      6.792% due 07/30/2004                              10,000           9,788
Crown Castle
      8.130% due 03/31/2008                               3,000           3,013
Da Vita
      8.000% due 03/31/2003                               4,176           4,169
      8.750% due 03/13/2006                                 492             491
      9.187% due 03/31/2006                               2,463           2,458
Emmis Communications Corp.
      8.312% due 08/31/2009                              16,500          16,500
Flag Ltd.
      7.312% due 03/31/2006                               2,323           2,318
Global Crossing Holding Ltd.
      8.030% due 08/15/2006                               3,000           3,004
Green Tree Financial Corp.
      8.000% due 07/15/2018                               6,000           5,297

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 65

High Yield Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Huntsman Corp.
     9.571% due 07/31/2004                          $       787    $        754
     7.750% due 06/30/2005                                  492             447
     8.913% due 06/30/2005                                  688             626
     9.375% due 06/30/2005                                1,869           1,700
     9.500% due 06/30/2005                                  138             125
     9.571% due 06/30/2005                                1,351           1,229
     8.750% due 12/31/2005                                3,000           2,876
Impress Metal
     9.457% due 12/01/2006                                1,015           1,016
Insight Midwest
     8.187% due 12/15/2009                                7,000           7,043
Island Inland Co.
     9.508% due 07/09/2003                                4,000           3,100
Morgan Stanley Aircraft Finance
     8.700% due 03/15/2023                               17,782          11,878
Nextel Communications, Inc.
     8.400% due 03/31/2008                               17,169          16,722
Primedia, Inc.
     7.955% due 07/31/2004                                4,975           4,968
Rural Cellular Corp.
     9.068% due 10/03/2009                                3,819           3,752
Starwood Hotels & Resorts
     7.757% due 02/23/2003                                7,758           7,786
     8.131% due 02/23/2003                                6,743           6,767
Stone Container Corp.
     8.812% due 04/01/2003 (d)                            1,466           1,471
     8.875% due 10/01/2003                                1,466           1,471
     8.812% due 10/01/2003 (d)                            4,136           4,148
     8.875% due 10/01/2003                                4,129           4,142
     8.812% due 10/01/2005                                1,117           1,119
Total Renal Care
     8.062% due 03/31/2003                                  878             872
     8.437% due 03/31/2003                                4,095           4,088
     9.875% due 03/31/2003                                7,324           7,274
Triad Hospitals, Inc.
     9.240% due 12/31/2005                                1,324           1,330
     9.390% due 12/31/2005                                5,523           5,547
VoiceStream
     8.500% due 02/15/2009                                4,500           4,466
     8.190% due 06/30/2009                               16,000          15,887
                                                                   ------------
Total Asset-Backed Securities                                           266,253
(Cost $281,973)                                                    ------------
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 0.2%
--------------------------------------------------------------------------------
United Mexican States
     8.500% due 02/01/2006                                5,719           5,848
                                                                   ------------
Total Sovereign Issues                                                    5,848
(Cost $5,703)                                                      ------------
--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 1.9%
--------------------------------------------------------------------------------
Health Care 0.7%
Tenet Healthcare Corp.
     6.000% due 12/01/2005                                3,664           3,316
Total Renal Care Holdings
     7.000% due 05/15/2009                               15,953          13,959
                                                                   ------------
                                                                         17,275
                                                                   ------------
Industrial 1.0%
Pride International, Inc.
     0.010% due 04/24/2018                                9,268           4,147
Waste Management, Inc.
     4.000% due 02/01/2002                               24,338          23,607
                                                                   ------------
                                                                         27,754
                                                                   ------------
Utilities 0.2%
Nextel Communications, Inc.
     5.250% due 01/15/2010                                2,000           1,293
Rogers Communications, Inc.
     2.000% due 11/26/2005                                4,400           3,286
                                                                   ------------
                                                                          4,579
                                                                   ------------
Total Convertible Bonds & Notes                                          49,608
(Cost $48,033)                                                     ------------

                                                                          Value
                                                         Shares          (000s)
--------------------------------------------------------------------------------
   PREFERRED STOCK 3.1%
--------------------------------------------------------------------------------
CSC Holdings, Inc.
  11.125% due 04/01/2008                                161,572    $     17,611
Fresenius Medical Care
     9.000% due 12/01/2006                               28,250          28,674
     7.875% due 02/01/2008                               26,750          26,015
Newscorp Overseas Ltd.
     8.625% due 12/31/2049                              105,100           2,512
Primedia, Inc.
     9.200% due 11/01/2009                               55,300           4,797
     8.625% due 04/01/2010                               39,500           3,308
                                                                   ------------
Total Preferred Stock                                                    82,917
(Cost $85,373)                                                     ------------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 6.0%
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                         (000s)
Commercial Paper 5.7%
Abbey National North America
     5.425% due 04/19/2001                          $       400             399
American Express Credit Corp.
     6.240% due 04/06/2001                                  500             500
CBA (de) Finance
     4.960% due 04/23/2001                                2,300           2,293
Coca-Cola Co.
     5.140% due 04/12/2001                                2,000           1,997
     4.600% due 07/12/2001                                4,000           3,944
Fannie Mae
     4.685% due 09/06/2001                                4,600           4,505
General Electric Capital Corp.
     5.120% due 04/04/2001                                1,700           1,700
     4.600% due 07/18/2001                                3,000           2,956
Gillette Co.
     5.430% due 04/17/2001                                1,500           1,497
     4.910% due 08/21/2001                                6,000           5,887
KFW International Finance, Inc.
     5.320% due 05/30/2001                                4,000           3,966
Monsanto Co.
     4.980% due 08/15/2001                               15,200          14,925
National Rural Utilities Cooperative
Finance Corp.
     5.300% due 05/24/2001                                3,200           3,176
Reseau Ferre De France
     4.590% due 07/25/2001                                1,000             984
Swedbank, Inc.
     5.290% due 05/30/2001                                1,800           1,785
     5.020% due 08/08/2001                                3,400           3,341
UBS Finance, Inc.
     5.400% due 04/02/2001                               19,000          19,000
     5.060% due 04/04/2001                                4,500           4,499
     5.390% due 05/30/2001                                4,000           3,965
     5.290% due 06/06/2001                                4,900           4,855
     5.920% due 06/06/2001                               12,700          12,584
     5.190% due 06/13/2001                                8,600           8,514
     5.290% due 06/13/2001                               18,000          17,819
     5.010% due 08/01/2001                               20,500          20,164
     5.040% due 08/02/2001                                2,000           1,967
     5.010% due 08/08/2001                                3,500           3,440
                                                                   ------------
                                                                        150,662
                                                                   ------------
Repurchase Agreement 0.3%
State Street Bank
     4.600% due 04/02/2001                                8,039           8,039
     (Dated 03/30/2001. Collateralized by Freddie Mac
     7.000% due 03/15/2010
     valued at $8,205. Repurchase proceeds are $8,042.)
                                                                   ------------
Total Short-Term Instruments                                            158,700
(Cost $158,649)                                                    ------------

Total Investments (a) 96.6%                                        $  2,551,020
(Cost $2,716,720)

Other Assets and Liabilities (Net) 3.4%                                  91,122
                                                                   ------------
Net Assets 100.0%                                                  $  2,642,142
                                                                   ------------
66  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $2,721,008 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $     31,646

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (201,634)
                                                                   ------------
Unrealized depreciation-net                                        $   (169,988)
                                                                   ------------
(b) Restricted security.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at March 31, 2001:

                           Principal
                              Amount                                 Unrealized
                          Covered by      Settlement              Appreciation/
Type      Currency          Contract           Month             (Depreciation)
--------------------------------------------------------------------------------
Buy             C$             2,539         05/2001               $        (10)
Sell                           2,539         05/2001                          4
Buy             EC             2,870         04/2001                         (9)
Sell                           2,870         04/2001                        152
Sell                           2,870         06/2001                          9
                                                                   ------------
                                                                   $        146
                                                                   ------------
(g) Principal amount denoted in indicated currency:

        C$ - Canadian Dollar
        EC - Euro

(h) Swap agreements outstanding at March 31, 2001:

                                                       Notional      Unrealized
Type                                                     Amount    Appreciation
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
2.500% and the Fund will pay to the counterparty at par in the event of default of CMS Energy
Corp. Bond with maximum maturity date of 12/01/2009.

Broker: Morgan Stanley
Exp. 06/26/2001                                     $    13,750    $         38
                                                                   ------------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 67

PIMCO Schedule of Investments A, B, and C Classes
Long-Term U.S. Government Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 6.6%
--------------------------------------------------------------------------------
Banking & Finance 3.9%

Associates Corp. of North America
     5.800% due 04/20/2004                          $     2,500    $      2,526
Bank One Corp.
     5.462% due 05/07/2002 (d)                            2,400           2,401
Countrywide Home Loans
     6.850% due 06/15/2004                                1,500           1,550
Ford Motor Credit Co.
     6.985% due 06/02/2003 (d)                            1,900           1,897
Goldman Sachs Group, Inc.
     7.338% due 01/14/2002 (d)                            3,000           3,015
Morgan Stanley, Dean Witter & Co.
     7.010% due 04/22/2004 (d)                            2,500           2,502
National Rural Utilities Cooperative
Finance Corp.
     5.721% due 08/13/2002 (d)                            5,000           5,001
                                                                   ------------
                                                                         18,892
                                                                   ------------
Industrials 1.7%
DaimlerChrysler North America
Holding Corp.
     7.750% due 05/27/2003                                5,000           5,174
     7.001% due 08/16/2004 (d)                            3,000           2,924
                                                                   ------------
Utilities 1.0%
Pacific Gas & Electric Co.
     7.375% due 11/01/2005 (h)                            3,000           2,295
Scana Corp.
     7.448% due 07/15/2002 (d)                            2,000           2,004
WorldCom, Inc.
     6.980% due 11/26/2001 (d)                              700             698
                                                                   ------------
                                                                          4,997
                                                                   ------------
Total Corporate Bonds & Notes                                            31,987
(Cost $32,578)                                                     ------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.9%
--------------------------------------------------------------------------------
California 0.9%
Kern County California Pension Obligation
Revenue Bonds, (MBIA Insured), Series 1995
7.260% due 08/15/2014                                     3,900           4,205
                                                                   ------------
Total Municipal Bonds & Notes                                             4,205
(Cost $4,074)                                                      ------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 12.9%
--------------------------------------------------------------------------------
Fannie Mae
     6.850% due 11/06/2003                                4,000           4,055
     6.470% due 04/15/2009                                1,000           1,010
     0.000% due 01/15/2010                               16,800          18,568
     7.125% due 06/15/2010                                3,500           3,852
     7.125% due 01/15/2030                                  580             646
Federal Farm Credit Bank
     6.000% due 03/07/2011                               20,000          20,205
Federal Home Loan Bank
     5.950% due 12/10/2008                                  250             248
     6.410% due 09/30/2013                                  500             492
     6.650% due 10/21/2013                                  300             298
Resolution Funding Corporation
Principle Strip
     0.000% due 01/15/2030                                5,000             910
SallieMae
     6.694% due 01/25/2007 (d)                              498             499
Tennessee Valley Authority

     7.125% due 05/01/2030                               10,000          11,074
                                                                   ------------
Total U.S. Government Agencies                                           61,857
(Cost $60,000)                                                     ------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 60.4%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities (f)
     3.625% due 07/15/2002 (b)                           12,026          12,263
     3.625% due 01/15/2008 (g)                           16,251          16,632
     3.625% due 04/15/2028                                3,248           3,312
     3.875% due 04/15/2029                                2,130           2,274
U.S. Treasury Bonds
    14.000% due 11/15/2011 (g)                           10,000          14,435
     9.250% due 02/15/2016                                9,800          13,538
     8.875% due 08/15/2017                                5,200           7,060
     8.750% due 08/15/2020 (g)                           52,800          72,436
     8.125% due 05/15/2021                                5,600           7,291
     7.125% due 02/15/2023 (g)                            4,000           4,751
     6.250% due 08/15/2023 (g)                           13,600          14,665
     6.000% due 02/15/2026 (g)                            7,700           8,076
     5.500% due 08/15/2028 (g)                           35,000          34,404
U.S. Treasury Notes
     4.250% due 11/15/2003 (g)                           21,250          20,719
U.S. Treasury Strips
     0.000% due 05/15/2013                               12,200           6,389
     0.000% due 02/15/2019                               26,600           9,524
     0.000% due 05/15/2020 (g)                          129,300          42,857
                                                                   ------------
Total U.S. Treasury Obligations                                         290,626
(Cost $283,590)                                                    ------------
--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 56.7%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 29.1%
Bank of America Mortgage Securities, Inc.
     7.250% due 02/25/2031                                2,000           1,999
Bear Stearns Mortgage Securities, Inc.
     7.100% due 06/25/2024                                  385             382
     7.512% due 06/25/2030 (d)                              796             796
California Federal Bank
     7.299% due 08/25/2030 (d)                              576             580
Chase Mortgage Finance Corp.
     8.493% due 04/25/2025 (d)                              969             989
Countrywide Funding Corp.
     6.500% due 01/25/2009                                  564             568
     7.000% due 05/25/2024                                8,000           7,791
Discover Card Master Trust I
     6.792% due 04/16/2010                                  966           1,006
Fannie Mae
     6.250% due 12/25/2013                                   82              81
     5.650% due 10/25/2017 (d)                            2,970           2,991
     7.000% due 02/25/2020                                1,523           1,539
     6.950% due 07/25/2020                                1,264           1,284
     6.750% due 06/25/2021                                2,633             109
     8.000% due 03/25/2022                                    5               5
     7.000% due 04/25/2022                                  910             910
     7.000% due 06/25/2022                                  438             439
     7.800% due 10/25/2022                                  407             425
     7.000% due 10/25/2022                                1,697           1,681
     7.000% due 05/25/2023                                   69              69
     6.900% due 05/25/2023                                  681             672
     7.000% due 05/25/2023                                1,368           1,410
     7.000% due 06/25/2023                                  584             602
     7.000% due 07/25/2023                                   58              58
     6.500% due 08/25/2023                                  839             802
     6.000% due 08/25/2023                                  145             132
     4.500% due 10/25/2023                                  285             180
     6.500% due 11/25/2023                                2,000           1,953
     6.500% due 12/25/2023                                3,978           3,775
     7.000% due 12/25/2023                                1,659           1,671
     6.500% due 01/25/2024                                1,577           1,529
     6.500% due 02/25/2024                                  317             302
     6.000% due 05/17/2027                                2,500           2,254
     7.000% due 05/18/2027                                1,657           1,631
First Boston Mortgage Securities Corp.
     7.300% due 07/25/2023                                1,531           1,526
Freddie Mac
     9.500% due 01/15/2005                                   21              21
     8.000% due 02/15/2015                                  443             462
     6.000% due 01/15/2019                                4,464           4,107
     4.250% due 12/15/2021                                  441             433
     7.000% due 07/15/2022                                1,148           1,149
     7.000% due 05/15/2023                                  280             281
     7.000% due 08/15/2023                                  348             347
     7.000% due 09/15/2023                                  844             856
     6.250% due 09/15/2023                                5,000           5,027
     7.410% due 10/25/2023                                1,319           1,342
     6.500% due 11/15/2023                                5,488           5,150
     6.000% due 11/15/2023                                1,008             967
     6.500% due 11/25/2023                                  652             602
     6.250% due 12/15/2023                                  523             493

68  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   6.500% due 12/15/2023                              $   1,085    $      1,049
   7.000% due 01/15/2024                                    104             107
   7.500% due 01/20/2024                                  1,283           1,291
   6.500% due 02/15/2024                                    203             185
   6.500% due 03/15/2024                                  1,192           1,166
   6.500% due 12/15/2024                                  2,212           2,225
   7.500% due 02/15/2025                                  1,522           1,546
   6.500% due 11/15/2027                                  1,205           1,053
   6.500% due 01/15/2028                                  4,911           4,725
   6.500% due 03/15/2029                                    272             234
   6.000% due 05/15/2029                                    112              97
   7.000% due 10/15/2030                                  9,000           9,208
General Electric Capital Mortgage
Services, Inc.
   9.000% due 10/25/2023                                    201             205
   6.500% due 11/25/2023                                  3,000           2,915
   6.500% due 01/25/2024                                  4,765           4,386
   6.500% due 03/25/2024                                    934             927
   7.000% due 10/25/2027                                    547             548
   6.650% due 05/25/2028                                  4,561           4,599
German American Capital Corp.
   7.000% due 08/12/2010                                  3,000           3,170
Government National Mortgage Association
   7.000% due 03/16/2029                                    287             259
Independent National Mortgage Corp.
   9.329% due 01/25/2025 (d)                                 37              38
   6.930% due 05/25/2026                                    388             388
Mellon Residential Funding Corp.
   6.460% due 07/25/2029 (d)                                867             869
Merrill Lynch Mortgage Investors, Inc.
   6.050% due 10/15/2008                                  2,428           2,438
   6.210% due 03/20/2017                                     98              98
Norwest Asset Securities Corp.
   6.750% due 07/25/2028                                  3,000           2,981
   6.750% due 10/25/2028                                    973             971
PNC Mortgage Securities Corp.
   7.500% due 01/25/2015                                  1,591           1,613
   7.500% due 02/25/2027                                  1,754           1,816
   6.750% due 04/25/2028                                  3,000           3,039
   6.012% due 12/25/2030 (d)                              6,986           6,999
Prudential Home Mortgage Securities
   6.950% due 09/25/2023                                     73              68
   6.500% due 11/25/2023                                    102              97
   6.500% due 01/25/2024                                  1,460           1,355
   8.000% due 06/25/2024                                    594             620
Residential Accredit Loans, Inc.
   7.000% due 02/25/2028                                  2,000           2,037
Residential Funding Mortgage Securities I
   8.766% due 03/25/2025 (d)                                 45              47
   7.750% due 09/25/2026                                  1,100           1,124
   7.500% due 04/25/2027                                  1,872           1,916
   7.500% due 11/25/2030                                  4,101           4,085
Resolution Trust Corp.
   7.441% due 05/25/2029 (d)                                644             659
   6.530% due 09/25/2029                                  1,005           1,007
Vendee Mortgage Trust
   6.500% due 06/15/2024                                  2,323           2,252
                                                                   ------------
                                                                        139,790
                                                                   ------------
Fannie Mae 8.1%
   6.500% due 05/01/2003-07/01/2005 (e)                   6,108           6,203
   6.626% due 12/01/2027 (d)                              2,135           2,211
   7.000% due 03/01/2004-03/01/2009 (e)                  14,115          14,451
   7.326% due 02/01/2028 (d)                                380             393
   7.383% due 01/01/2026 (d)                                720             760
   7.477% due 05/01/2025 (d)                              1,372           1,437
   7.500% due 02/01/2004-10/01/2004 (e)                   3,163           3,230
   7.970% due 10/01/2024 (d)                              1,552           1,603
   8.059% due 04/01/2028 (d)                              2,242           2,304
   8.246% due 08/01/2026 (d)                                182             183
   8.306% due 11/01/2023 (d)                              2,384           2,430
   8.444% due 08/01/2026 (d)                                333             337
   8.500% due 04/01/2028                                  1,404           1,489
   9.000% due 08/01/2021-06/01/2027 (e)                   1,484           1,572
   9.094% due 10/01/2024 (d)                                 73              75
                                                                   ------------
                                                                         38,678
                                                                   ------------
Federal Housing Administration 5.7%
   6.896% due 07/01/2020                                  3,395           3,267
   7.000% due 11/25/2019                                  4,000           3,859
   7.400% due 12/18/2018                                  1,536           1,528
   7.421% due 11/01/2019                                    102             101
   7.430% due 08/01/2019-06/01/2024 (e)                  18,890          18,784
                                                                   ------------
                                                                         27,539
                                                                   ------------
Freddie Mac 4.0%
   6.381% due 01/01/2028 (d)                              2,402           2,464
   6.742% due 09/01/2027 (d)                              3,209           3,279
   6.925% due 01/01/2028 (d)                              1,528           1,565
   7.000% due 07/01/2002                                    964             977
   7.318% due 02/01/2028 (d)                              1,782           1,854
   7.450% due 03/25/2022                                  1,566           1,564
   7.500% due 06/01/2004-10/01/2004 (e)                   2,565           2,590
   7.960% due 05/01/2022 (d)                                 94              97
   8.000% due 05/01/2004                                  2,914           2,949
   8.302% due 10/01/2026 (d)                                769             786
   8.349% due 06/01/2022 (d)                                 52              53
   9.032% due 12/01/2024 (d)                              1,052           1,089
                                                                   ------------
                                                                         19,267
                                                                   ------------
Government National Mortgage Association 8.9%
   6.500% due 05/20/2030 (d)                             14,691          14,842
   6.800% due 10/15/2030                                  1,992           1,975
   7.125% due 10/20/2026 (d)                                 55              56
   7.375% due 02/20/2017-01/20/2028 (d)(e)               12,256          12,429
   7.625% due 12/20/2017-11/20/2027 (d)(e)                7,160           7,341
   7.750% due 09/20/2017-09/20/2026 (d)(e)                6,195           6,343
                                                                   ------------
                                                                         42,986
                                                                   ------------
Stripped Mortgage-Backed Securities 0.9%
Fannie Mae (IO)
1187.600% due 08/25/2006                                      2               8
   6.500% due 02/25/2007                                     44               2
   6.500% due 07/25/2007                                    335              10
1197.960% due 08/25/2007                                      5             109
1014.600% due 09/25/2007                                      3              56
   6.500% due 08/25/2020                                    120               7
   6.500% due 09/25/2021                                    339              32
   7.000% due 12/25/2021                                    134              15
Fannie Mae (PO)
   0.000% due 03/25/2009                                  2,975           2,328
   0.000% due 09/25/2023                                  1,538           1,158
Freddie Mac (IO)
   7.000% due 03/15/2003                                    753              47
   6.500% due 11/15/2003                                  1,364             108
   7.000% due 02/15/2006                                     22               0
   6.500% due 10/15/2006                                     86               4
 819.100% due 02/15/2007                                      3              43
   7.500% due 06/15/2007                                    239              16
   6.500% due 10/15/2007                                    633              40
   6.000% due 10/15/2007                                     62               4
   6.500% due 11/15/2008                                    649              86
   7.000% due 12/15/2023                                  1,318             167
Norwest Asset Securities Corp. (IO)
   7.250% due 02/25/2012                                    820              79
                                                                   ------------
                                                                          4,319
                                                                   ------------
Total Mortgage-Backed Securities                                        272,579
(Cost $267,765)                                                    ------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 5.5%
--------------------------------------------------------------------------------
Chase Credit Card Master Trust
   6.777% due 05/15/2007                                    859             865
Chase Manhattan Corp
   6.750% due 08/25/2028                                  1,850           1,793
CS First Boston Mortgage Securities Corp.
   5.423% due 12/15/2030 (d)                              3,842           3,846
Green Tree Floorplan Receivables Master Trust
   5.187% due 11/15/2004 (d)                              3,000           3,001
HPSC Equipment Receivables LLC
   5.307% due 11/22/2007 (d)                              9,534           9,533


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 69

Long-Term U.S. Government Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Provident Bank Equipment Lease Trust
     5.830% due 11/25/2011 (d)                      $     4,330    $      4,330
Residential Funding Mortgage
Securities, Inc.
     6.290% due 07/25/2013                                  502             501
SallieMae
     6.464% due 07/25/2004 (d)                              728             727
     6.839% due 10/27/2025 (d)                            1,963           1,939
                                                                   ------------
Total Asset-Backed Securities                                            26,535
(Cost $26,522)                                                     ------------
--------------------------------------------------------------------------------
   PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Note June Futures (CBOT)
     Strike @ 107.00 Exp. 05/26/2001                     15,000              44
     Strike @ 112.00 Exp. 05/26/2001                     50,000               8
     Strike @ 110.00 Exp. 05/26/2001                     15,000              33
                                                                   ------------
Total Purchased Call Options                                                 85
(Cost $104)                                                        ------------
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bond June Futures (CBOT)
     Strike @ 93.00 Exp. 05/26/2001                     100,000              16
U.S. Treasury Bond
     9.250% due 02/15/2016
     Strike @ 115.00 Exp. 05/01/2001                     90,000               0
                                                                   ------------
Total Purchased Put Options                                                  16
(Cost $35)                                                         ------------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 2.5%
--------------------------------------------------------------------------------
Commercial Paper 1.5%
Federal Home Loan Bank
     4.675% due 09/07/2001                                  100              98
General Electric Capital Corp.
     4.980% due 04/25/2001                                2,500           2,492
National Rural Utilities Cooperative
Finance Corp.
     4.880% due 05/25/2001                                4,500           4,468
                                                                   ------------
                                                                          7,058
                                                                   ------------
Repurchase Agreement 0.3%
State Street Bank
     4.600% due 04/02/2001                                1,535           1,535
     (Dated 03/30/2001. Collateralized by                          ------------
     Freddie Mac 6.680% due 12/28/2001
     valued at $1,569.
     Repurchase proceeds are $1,536.)

U.S. Treasury Bills (b) 0.7%
     3.450% due 05/17/2001 (e)                            3,450           3,429
                                                                   ------------
Total Short-Term Instruments                                             12,022
(Cost $12,022)                                                     ------------

Total Investments (a) 145.5%                                       $    699,912
(Cost $686,690)

Written Options (c) (0.2%)                                                 (849)
(Premiums $631)

Other Assets and Liabilities (Net) (45.3%)                             (218,014)
                                                                   ------------
Net Assets 100.0%                                                  $    481,049
                                                                   ------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $686,690 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                               $     15,737

Aggregate gross unrealized depreciation for
all investments in which there was an excess of
tax cost over value.                                                     (2,515)
                                                                   ------------
Unrealized appreciation-net                                        $     13,222
                                                                   ------------
(b) Securities with an aggregate market value of $8,111 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (06/2001)                      1,085    $     (2,000)
U.S. Treasury 5 Year Note (06/2001)                         634              56
Municipal Bond (06/2001)                                      8               4
                                                                   ------------
                                                                   $     (1,940)
                                                                   ------------
(c) Premiums received on written options:

                                                # of
Type                                       Contracts    Premium           Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond June Futures
   Strike @ 108.00 Exp. 05/26/2001               200   $    167    $         75

Put - CBOT U.S. Treasury Bond June Futures
   Strike @ 103.00 Exp. 05/26/2001               490         97             475

Call - CBOT 5 Year June Futures
   Strike @ 106.00 Exp. 05/26/2001               150         88              91

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 110.00 Exp. 05/26/2001                10          4               2

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 102.00 Exp. 05/26/2001                10          2               1

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.00 Exp. 05/26/2001               150         91              82

Call - CBOT U.S. Treasury Bond June Futures
   Strike @ 109.00 Exp. 05/26/2001               490        181             123

Call - CBOT U.S. Treasury Bond June Futures
   Strike @ 112.00 Exp. 05/26/2001                 3          1               0
                                                       ------------------------
                                                       $    631    $        849
                                                       ------------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Subject to financing transaction.

(h) Security is in default.

70  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

--------------------------------------------------------------------------------
(i) Swap agreements outstanding at March 31, 2001:

                                                       Notional      Unrealized
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.826%.

Broker: Morgan Stanley
Exp. 10/26/2030                                     $     4,110    $       (296)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.778%.

Broker: Goldman Sachs
Exp. 02/15/2021                                           3,900            (258)

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                           3,000               0
                                                                   ------------
                                                                   $       (554)
                                                                   ------------

                                               Fixed                 Unrealized
                                              Spread   Notional   Appreciation/
Type                                             (%)     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive On-The-Run 10-year Swap Spread and pay a fixed spread. The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/17/2002                               1.3100   $ 53,750    $     (1,063)

Receive a fixed spread and pay On-The-Run 10-year Swap Spread. The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/15/2001                               1.0000     50,000           1,343

Receive the 10-year Swap Spread and pay a fixed spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Morgan Stanley
Exp. 06/29/2015                               1.3367     30,000            (508)

Receive the 5-year Swap Spread and pay a fixed spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Goldman Sachs
Exp. 05/15/2006                               1.0500     10,000              77
                                                                   ------------
                                                                   $       (151)
                                                                   ------------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 71

PIMCO Schedule of Investments A, B, and C Classes
Low Duration Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 46.8%
--------------------------------------------------------------------------------
Banking & Finance 23.6%
American General Finance
  6.875% due 12/14/2001                             $    25,000    $     25,373
Associates Corp. of North America
  6.700% due 05/29/2001                                     400             401
  5.400% due 08/27/2001 (d)                               1,000           1,003
  6.875% due 06/20/2002                                  20,000          20,420
  6.950% due 08/01/2002                                   1,000           1,026
AT&T Capital Corp.
  5.881% due 04/23/2002 (d)                              10,000          10,024
Banco Nacional de Comercio Exterior
  7.250% due 02/02/2004                                   1,800           1,814
Bank of America Corp.
  7.200% due 09/15/2002                                     100             103
  7.875% due 12/01/2002                                     100             104
  6.625% due 06/15/2004                                   1,000           1,032
Bank One Corp.
  7.250% due 08/01/2002                                     500             514
Bear Stearns Co., Inc.
  4.370% due 06/28/2001 (d)                               2,000           2,003
  5.370% due 12/16/2002 (d)                               2,800           2,805
  6.125% due 02/01/2003                                   3,000           3,026
  5.210% due 03/28/2003 (d)                               8,600           8,597
  6.200% due 03/30/2003                                   9,700           9,795
  7.156% due 06/01/2004 (d)                               3,000           2,965
Beaver Valley Funding Corp.
  8.250% due 06/01/2003                                   3,311           3,401
Beneficial Corp.
  5.409% due 01/09/2002 (d)                              10,000          10,017
  6.650% due 09/12/2002                                   5,000           5,090
  6.575% due 12/16/2002                                   5,440           5,541
Capital One Bank
  7.000% due 04/30/2001                                     300             300
  5.820% due 06/23/2003 (d)                               1,100           1,076
Case Credit Corp.
  5.713% due 08/01/2001 (d)                               4,750           4,604
Chrysler Financial Corp. LLC
  5.120% due 08/08/2002 (d)                               8,000           7,930
CIT Group, Inc.
  5.190% due 09/13/2002 (d)                              19,900          19,842
  7.375% due 03/15/2003                                   1,000           1,033
Credit Asset Receivable
  6.274% due 10/31/2003                                  30,349          30,461
Export-Import Bank Korea
  6.500% due 02/10/2002                                   7,500           7,505
  6.500% due 11/15/2006                                   6,700           6,827
  7.100% due 03/15/2007                                   6,700           6,965
Finova Capital Corp.
  6.316% due 04/08/2003 (d)(i)                            1,000             820
  5.193% due 06/18/2003 (d)(i)                            6,000           4,920
Ford Motor Credit Co.
  6.093% due 03/19/2002 (d)                              18,857          18,818
  5.939% due 07/16/2002 (d)                                 100             100
  6.520% due 08/12/2002                                  13,000          13,223
  6.000% due 01/14/2003                                  15,000          15,117
  5.133% due 03/17/2003 (d)                               3,000           2,978
  6.125% due 04/28/2003                                  14,000          14,150
  5.860% due 04/26/2004 (d)                              19,000          18,841
  7.500% due 03/15/2005                                   1,000           1,047
  6.179% due 07/18/2005 (d)                                 400             394
General Motors Acceptance Corp.
  7.125% due 05/01/2001                                  15,000          15,023
  5.509% due 11/12/2002 (d)                              17,400          17,417
  5.609% due 11/12/2002 (d)                              63,520          63,349
  5.875% due 01/22/2003                                     500             503
  6.750% due 03/15/2003                                   3,700           3,788
  6.394% due 07/20/2003 (d)                               7,822           7,814
  5.550% due 09/15/2003                                   3,000           2,996
  5.750% due 11/10/2003                                   5,000           5,011
  6.396% due 01/20/2004 (d)                               9,400           9,399
  5.750% due 03/22/2004 (d)                               5,000           5,000
  6.536% due 04/05/2004 (d)                                 700             690
  7.625% due 06/15/2004                                   1,000           1,051
  6.850% due 06/17/2004                                   1,000           1,028
Gold Eagle Capital Ltd.
  8.629% due 04/15/2001 (d)                              20,000          20,006
Great Western Financial
  8.600% due 02/01/2002                                   4,000           4,104
Heller Financial, Inc.
  5.979% due 10/22/2001 (d)                               1,000           1,001
  5.858% due 04/28/2003 (d)                              20,000          19,944
Hitachi Credit America
  6.100% due 04/24/2001                                  25,000          25,013
Household Finance Corp.
  6.490% due 04/09/2001                                  20,000          20,004
  6.125% due 07/15/2002                                  11,000          11,090
  7.625% due 01/15/2003                                  10,849          11,260
  6.125% due 02/27/2003                                   1,500           1,513
  5.116% due 06/24/2003 (d)                               1,500           1,495
Industrial Bank of Korea
  8.375% due 09/30/2002                                   5,000           5,177
Key Bank NA
  6.052% due 04/24/2003                                  12,900          12,988
KFW International Finance, Inc.
  5.000% due 01/22/2002                                   7,690           7,700
  5.500% due 02/19/2002                                   7,887           7,936
  5.375% due 05/10/2002                                  12,282          12,360
  6.125% due 07/08/2002                                  18,589          18,890
Korea Development Bank
  7.125% due 09/17/2001                                  28,963          29,154
  7.900% due 02/01/2002                                   6,100           6,191
  7.625% due 10/01/2002                                  21,200          21,742
  6.500% due 11/15/2002                                   5,898           5,957
  8.294% due 06/16/2003 (d)                               3,500           3,430
  6.625% due 11/21/2003                                  20,300          20,549
Lehman Brothers Holdings, Inc.
  6.110% due 05/07/2002 (d)                               5,000           5,027
  6.186% due 07/08/2002 (d)                               1,500           1,501
  5.610% due 12/12/2002 (d)                               1,500           1,506
  5.240% due 04/04/2003 (d)                               7,900           7,912
Marsh & McLennan Cos., Inc.
  6.625% due 06/15/2004                                   1,000           1,033
Merrill Lynch & Co.
  5.945% due 11/26/2001 (d)                              80,600          80,825
  5.779% due 01/15/2002 (d)                               5,000           5,003
  7.129% due 02/08/2002 (d)                              25,000          25,078
  6.130% due 04/07/2003                                   7,770           7,926
Metropolitan Life Insurance Co.
  6.300% due 11/01/2003                                  17,850          18,140
Middletown Trust
 11.750% due 07/15/2010                                     911             952
Midland Funding I
 10.330% due 07/23/2002                                   1,335           1,388
Morgan Stanley Group, Inc.
  5.228% due 03/11/2003 (d)                               5,000           5,000
Nacional Financiera
 10.625% due 11/22/2001                                   7,500           7,714
  7.284% due 05/08/2003 (d)                               7,000           7,180
Pemex Finance Ltd.
  6.125% due 11/15/2003                                  13,933          13,849
PNC Bank NA
  5.150% due 01/24/2002 (d)                              20,000          20,012
Popular North American, Inc.
  6.875% due 06/15/2001                                   5,000           5,018
  7.375% due 09/15/2001                                  20,000          20,211
Popular, Inc.
  6.200% due 04/30/2001                                   1,000           1,001
Qwest Capital Funding, Inc.
  6.125% due 07/15/2002                                   5,250           5,282
Rothmans Holdings
  6.500% due 05/06/2003                                  14,000          14,146
Salomon, Inc.
  7.250% due 05/01/2001                                   3,700           3,706
  7.300% due 05/15/2002                                  15,000          15,400
  7.500% due 02/01/2003                                   3,000           3,118
Salomon, Smith Barney Holdings
  3.650% due 02/14/2002 (j)                               1,104           1,110
  5.568% due 05/14/2002 (d)                              25,150          25,174
  5.891% due 07/23/2002 (d)                               5,100           5,099

72  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Seismic Ltd.
    10.901% due 01/01/2002 (d)                      $    10,000    $      9,940
Shopping Center Associates
     6.750% due 01/15/2004                               11,725          11,920
Spieker Properties, Inc.
     6.800% due 05/01/2004                                2,000           2,040
Toyota Motor Credit Corp.
     7.325% due 02/15/2002 (d)                           11,600          11,620
Transamerica Finance Corp.
     6.125% due 11/01/2001                                5,000           5,032
Wachovia Corp.
     6.075% due 05/02/2005 (d)                            8,000           7,990
Wells Fargo & Co.
     6.625% due 07/15/2004                                1,000           1,037
     6.025% due 05/02/2005 (d)                           32,700          32,672
                                                                   ------------
                                                                      1,084,140
                                                                   ------------
Industrials 12.0%
Allied Waste North America, Inc.
     7.375% due 01/01/2004                                5,000           4,925
AMR Corp.
     9.125% due 10/24/2001                                4,250           4,338
Atlas Air, Inc.
     8.010% due 01/02/2010                                9,778           9,932
Caterpillar, Inc.
     9.750% due 06/01/2019                               13,766          14,379
Cemex SA de CV
     8.625% due 07/18/2003                               10,000          10,300
Coastal Corp.
     5.554% due 03/06/2002 (d)                           32,200          32,200
Conoco, Inc.
     5.900% due 04/15/2004                                3,100           3,151
Cox Enterprises, Inc.
     6.625% due 06/14/2002                                3,000           3,035
     6.425% due 05/01/2033 (d)                            2,000           2,001
DaimlerChrysler North America Holding Corp.
     5.790% due 12/16/2002 (d)                           13,400          13,345
     5.720% due 08/16/2004 (d)                            1,000             975
     6.900% due 09/01/2004                                1,000           1,016
Delta Air Lines, Inc.
     8.500% due 09/15/2001                                  205             208
     6.650% due 03/15/2004                                2,925           2,862
Eastman Chemical Co.
     6.375% due 01/15/2004                                  250             244
Electric Lightwave, Inc.
     6.050% due 05/15/2004                                3,000           2,742
Enron Corp.
     5.510% due 09/10/2001 (d)                            1,000           1,001
     8.000% due 08/15/2005                                8,300           8,901
Federal-Mogul Corp.
     7.500% due 07/01/2004                               28,600           4,433
Ford Motor Co.
     9.000% due 09/15/2001                                  500             508
Fred Meyer, Inc.
     7.150% due 03/01/2003                               13,500          13,999
General Motors Corp.
     6.250% due 05/01/2005                                7,000           7,065
Global Crossing Holding Ltd.
     6.000% due 10/15/2013                                7,500           7,110
HCA - The Healthcare Co.
     8.130% due 08/04/2003                                5,000           5,184
     6.630% due 07/15/2045                                7,000           7,071
HMH Properties, Inc.
     7.875% due 08/01/2005                                5,000           4,863
IMEXSA Export Trust
  10.125% due 05/31/2003                                  5,718           5,564
International Game Technology
     7.875% due 05/15/2004                                  500             508
Kroger Co.
     6.340% due 06/01/2001                                5,000           5,006
Lockheed Martin Corp.
     6.850% due 05/15/2001                                7,300           7,310
Nabisco, Inc.
     6.700% due 06/15/2002                               21,100          21,207
Occidental Petroleum Corp.
     6.400% due 04/01/2003                               15,945          16,057
Park Place Entertainment Corp.
     7.950% due 08/01/2003                               15,955          16,394
Petroleos Mexicanos
     7.845% due 07/15/2005 (d)                           10,400          10,426
     7.769% due 07/15/2005 (d)                           10,173          10,198
     9.375% due 12/02/2008                                5,500           5,734
Philip Morris Cos., Inc.
     7.250% due 09/15/2001                                  500             504
     7.500% due 01/15/2002                                  200             203
     7.250% due 01/15/2003                                4,050           4,174
     8.250% due 10/15/2003                                1,000           1,066
     6.950% due 06/01/2006                               25,000          25,031
Phillips Petroleum Co.
     8.500% due 05/25/2005                                2,000           2,201
Qwest Corp.
     7.625% due 06/09/2003                               25,000          25,930
     5.650% due 11/01/2004                                9,250           8,998
R & B Falcon Corp.
     6.500% due 04/15/2003                               11,000          11,094
Raytheon Co.
     5.739% due 08/10/2001 (d)                              500             501
Rollins Truck Leasing Co.
     8.000% due 02/15/2003                                3,000           3,143
Shoppers Food Warehouse Corp.
     9.750% due 06/15/2004                               10,500          10,978
Starwood Hotels & Resorts
     6.750% due 11/15/2005                                2,000           1,981
TCI Communications, Inc.
     5.580% due 03/11/2003 (d)                            3,000           3,018
Tenet Healthcare Corp.
     7.875% due 01/15/2003                                5,300           5,413
     8.625% due 12/01/2003                                9,700          10,078
Time Warner, Inc.
     7.975% due 08/15/2004                                1,950           2,080
TTX Co.
     7.820% due 07/21/2003                               61,000          64,243
Tyco International Group SA
     6.875% due 09/05/2002                               18,805          19,096
Union Oil Co. of California
     9.100% due 08/15/2001                                3,350           3,397
Waste Management, Inc.
     6.500% due 05/15/2004                               45,000          45,007
Yorkshire Power
     6.154% due 02/25/2003                               40,000          40,019
                                                                   ------------
                                                                        552,347
                                                                   ------------
Utilities 11.2%
Arizona Public Service Co.
     5.875% due 02/15/2004                                5,600           5,599
Arkansas Power & Light
     6.000% due 10/01/2003                                  450             450
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                                3,000           3,036
British Telecommunications PLC
     6.079% due 12/15/2003 (d)                            9,900           9,904
     7.625% due 12/15/2005                               73,400          76,023
Calpine Corp.
     9.250% due 02/01/2004                                2,960           2,961
CenturyTel, Inc.
     7.750% due 10/15/2012                               32,000          32,590
Cinergy Corp.
     6.125% due 04/15/2004                               13,000          12,766
Cleveland Electric Illuminating Co.
     8.550% due 11/15/2001                                2,075           2,117
     7.850% due 07/30/2002                                3,500           3,609
     9.500% due 05/15/2005                                9,000           9,316
CMS Energy Corp.
     8.125% due 05/15/2002                                5,000           5,064
     7.625% due 11/15/2004                               15,400          15,295
     8.000% due 07/01/2011                                5,000           5,011
Connecticut Light & Power Co.
     7.875% due 06/01/2001                                  500             502
     8.590% due 06/05/2003                               10,000          10,772

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 73

Low Duration Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
DTE Capital Corp.
     8.350% due 11/15/2038 (d)                      $     1,000    $      1,021
Duke Energy Field Services
     7.500% due 08/16/2005                                1,000           1,053
Entergy Louisiana, Inc.
     7.740% due 07/01/2002                                3,308           3,314
     8.500% due 06/01/2003                                4,000           4,216
Entergy Mississippi, Inc.
     7.750% due 02/15/2003                               35,000          36,214
France Telecom
     7.200% due 03/01/2006                               29,300          29,818
Illinois Power Co.
     6.250% due 07/15/2002                               10,000          10,120
     6.000% due 09/15/2003                               12,500          12,634
Kentucky Power Co.
     6.650% due 05/01/2003                                1,000           1,002
Kinder Morgan, Inc.
     6.450% due 11/30/2001                                  440             442
Niagara Mohawk Power Co.
     7.125% due 07/01/2001                                1,512           1,518
     7.250% due 10/01/2002                               16,634          16,988
Noram Energy Corp.
     6.375% due 11/01/2003                                2,000           2,043
Ohio Edison Co.
     8.625% due 09/15/2003                                5,000           5,339
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (d)(i)                        46,700          38,528
Scana Corp.
     5.910% due 02/08/2002 (d)                            1,000           1,001
Sprint Capital Corp.
     9.500% due 04/01/2003                                5,800           6,219
Texas Utilities Corp.
     5.940% due 10/15/2001                               13,155          13,217
     6.500% due 08/16/2002                                1,000           1,014
     9.700% due 02/28/2003                                4,695           5,075
     6.750% due 03/01/2003                                  925             944
     6.750% due 04/01/2003                                3,875           3,958
     6.875% due 08/01/2005                                2,000           2,060
Toledo Edison Co.
     8.180% due 07/30/2002                                2,500           2,572
United Illuminating Co.
     6.000% due 12/15/2003                               13,000          13,137
Western Massachusetts Electric Co.
     7.750% due 12/01/2002                                4,847           4,853
Williams Cos., Inc.
     5.889% due 11/15/2001 (d)                            6,200           6,209
WorldCom, Inc.
     6.125% due 08/15/2001                               45,000          45,077
     8.875% due 01/15/2006                               45,170          46,653
     6.125% due 04/15/2012                                4,300           4,307
                                                                   ------------
                                                                        515,561
                                                                   ------------
Total Corporate Bonds & Notes                                         2,152,048
(Cost $2,154,130)                                                  ------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 1.7%
--------------------------------------------------------------------------------
Fannie Mae
     4.625% due 10/15/2001                                  535             535
     6.850% due 11/06/2003                               30,000          30,415
     7.125% due 09/19/2005                               25,000          25,862
     7.000% due 11/14/2005                               15,085          15,613
Federal Home Loan Bank
     6.240% due 08/24/2001                                  210             211
Freddie Mac
     5.750% due 06/15/2001                                  750             752
     6.500% due 02/04/2013                                1,200           1,184
     6.625% due 07/02/2013                                1,195           1,184
Small Business Administration
     8.250% due 01/25/2013 (d)                              249             252
     8.250% due 02/25/2014 (d)                              705             708
                                                                   ------------
Total U.S. Government Agencies                                           76,716
(Cost $75,476)                                                     ------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 9.0%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities (h)
     3.625% due 07/15/2002 (b)                          183,695         187,312
     3.375% due 01/15/2007 (j)                           50,333          50,884
     3.625% due 01/15/2008 (j)                          116,814         119,552
     3.875% due 01/15/2009 (j)                           55,935          58,173
U.S. Treasury Strips
     0.000% due 02/15/2019                                  200              72
                                                                   ------------
Total U.S. Treasury Obligations                                         415,993
(Cost $402,940)                                                    ------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 108.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 25.4%
Amortizing Residential Collateral Trust
     5.790% due 09/25/2030 (d)                           15,028          15,042
Bear Stearns Adjustable Rate Mortgage Trust
     7.490% due 12/25/2030 (d)                           17,118          17,297
     7.499% due 12/25/2030 (d)                           15,967          16,149
Cendant Mortgage Corp.
     6.500% due 01/18/2016                                  455             456
Chase Commercial Mortgage Securities Corp.
     7.600% due 12/18/2005                                  127             133
Chase Mortgage Finance Corp.
    10.000% due 11/25/2009                                   12              12
     6.500% due 06/25/2013                                5,617           5,699
     8.494% due 04/25/2025 (d)                            1,487           1,518
     6.750% due 07/25/2028                               11,250          11,319
     6.350% due 07/25/2029                                4,186           4,243
Citicorp Mortgage Securities, Inc.
     6.875% due 12/01/2019 (d)                              375             373
     6.750% due 05/25/2028                                6,266           6,241
CMC Securities Corp. IV
     7.250% due 10/25/2027                               12,141          12,482
     7.250% due 11/25/2027                               10,106          10,389
Collateralized Mortgage Obligation
Trust
     7.375% due 01/20/2003 (d)                                2               2
Commercial Trust
     6.670% due 12/15/2003 (d)                            3,267           3,134
Countrywide Funding Corp.
     6.875% due 01/25/2035 (d)                            1,906           1,901
Countrywide Home Loans
     6.250% due 07/25/2009                                  208             208
     6.900% due 12/25/2027                               18,168          18,423
Criimi Mae Financial Corp.
     7.000% due 01/01/2033                                8,427           8,510
CS First Boston Mortgage Securities Corp.
     6.960% due 01/20/2004                                  128             131
     6.400% due 02/17/2004                                  119             121
     7.500% due 02/25/2031                               69,976          71,972
     7.500% due 03/25/2031                               29,978          30,273
Dime Savings
     7.293% due 11/01/2018 (d)                            1,143           1,058
DLJ Commercial Mortgage Corp.
     7.571% due 09/05/2001 (d)                            1,126           1,132
DLJ Mortgage Acceptance Corp.
    11.000% due 08/01/2019                                  622             692
     9.308% due 05/25/2024 (d)                              826             838
     5.978% due 06/25/2026 (d)                            8,609           8,493
     6.850% due 12/17/2027                                  165             171
Drexel Burnham Lambert Trust
     6.063% due 05/01/2016 (d)                               20              20
Enterprise Mortgage Acceptance Co.
     6.110% due 07/15/2003                                   93              94
Fannie Mae
     8.950% due 05/25/2003                                   13              13
     9.000% due 07/25/2003                                  114             116
     9.400% due 07/25/2003                                   30              30
     6.875% due 06/25/2009                                1,104           1,111
     7.000% due 09/25/2016                               10,368          10,505
     9.250% due 10/25/2018                                   59              63
     8.750% due 05/25/2019                                    9               9

74  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
     9.500% due 03/25/2020                          $     3,880    $      4,284
     9.500% due 05/25/2020                                1,115           1,187
     6.000% due 12/25/2020                                   18              17
     9.000% due 03/25/2021                                2,810           2,969
     9.000% due 04/25/2021                                   96             103
     8.000% due 12/25/2021                                1,869           1,987
     8.000% due 03/25/2022                                   20              20
     5.663% due 04/25/2022 (d)                              171             173
     5.000% due 01/25/2024                                    4               4
First Nationwide Trust
     7.750% due 10/25/2030                               68,388          70,922
Freddie Mac
     8.000% due 07/01/2006                                   35              37
     6.000% due 07/15/2006                                  963             964
     6.500% due 08/15/2006                                1,473           1,480
     8.500% due 01/01/2007                                   56              59
     8.000% due 09/15/2007                                  673             687
     5.750% due 01/15/2008                                3,789           3,801
     9.500% due 07/01/2010                                   61              64
     6.500% due 08/15/2011                               16,492          16,733
     8.000% due 01/01/2012                                   83              83
    12.500% due 09/30/2013                                  487             539
    11.750% due 02/01/2014                                    2               2
     6.750% due 06/15/2019                                2,603           2,606
    10.000% due 07/15/2019                                  210             225
     9.000% due 11/15/2019                                  367             371
    10.000% due 05/15/2020                                  151             161
     7.500% due 12/15/2020                                  727             732
     9.000% due 12/15/2020                                2,507           2,640
     9.500% due 01/15/2021                                  861             911
     6.500% due 02/15/2021                                  893             898
     8.000% due 04/15/2021                                1,025           1,067
     9.000% due 05/15/2021                                  173             181
     9.500% due 09/01/2021                                   29              31
     8.000% due 04/01/2022                                  426             446
     8.000% due 11/01/2022                                  284             297
     7.500% due 01/20/2024                                3,044           3,064
     8.500% due 08/01/2024                                  110             116
     8.500% due 11/01/2024                                  916             962
     6.250% due 04/15/2028                                8,260           8,297
     6.500% due 10/01/2028                                   63              63
     6.947% due 08/15/2032 (d)                            5,259           5,390
General Electric Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                                2,198           2,217
     7.500% due 11/25/2030                               30,208          30,816
German American Capital Corp.
     7.000% due 08/12/2010 (d)                            6,800           7,185
Glendale Federal Savings & Loan
    11.000% due 03/01/2010                                   15              16
     7.490% due 03/25/2030 (d)                              869             865
GMAC Commercial Mortgage Corp.
     6.030% due 02/20/2003 (d)                            1,328           1,329
     6.476% due 09/20/2005 (d)                              200             200
Golden Mortgage Loan
     7.875% due 02/25/2031 (d)                           17,840          18,100
Government National Mortgage Association
     8.000% due 05/20/2020                                2,838           2,865
Greenwich Capital Acceptance, Inc.
     9.687% due 11/25/2024 (d)                               25              25
Guardian Savings & Loan Association
     7.557% due 09/25/2018 (d)                               28              28
Home Savings of America
     6.480% due 05/25/2027 (d)                            1,116           1,107
Impac Secured Assets CMN Owner Trust
     8.000% due 07/25/2030                              100,857         104,598
Imperial Savings Association
     8.839% due 06/25/2017 (d)                               29              29
     9.900% due 02/25/2018                                  333             337
International Mortgage Acceptance Corp.
    12.250% due 03/01/2014                                   88             102
LB Commercial Conduit Mortgage Trust
     6.330% due 11/18/2004                                  109             112
Mellon Residential Funding Corp.
     6.400% due 06/26/2028                               16,661          16,758
     6.580% due 07/25/2029 (d)                           17,411          17,622
Morgan Stanley Capital I
     8.287% due 07/15/2005                                   93              97
     7.258% due 01/16/2006                                  218             229
     7.460% due 02/15/2020                               25,873          27,175
Morgan Stanley Dean Witter Capital I
     6.950% due 10/15/2026 (d)                              317             317
Mortgage Capital Funding, Inc.
     6.325% due 10/18/2007                               20,401          20,830
Nationslink Funding Corp.
     6.297% due 12/10/2002                                5,000           5,101
Nomura Asset Securities Corp.
     6.625% due 01/25/2009                                  163             163
Norwest Asset Securities Corp.
     6.500% due 04/25/2028                                1,280           1,302
     6.500% due 01/25/2029                                6,000           5,981
PNC Mortgage Securities Corp.
     6.500% due 02/25/2028                                3,864           3,857
     6.750% due 05/25/2028                                4,271           4,307
     7.750% due 07/25/2030                               53,197          54,614
     7.500% due 05/25/2040 (d)                              267             270
PNC Mortgage Trust
     8.250% due 03/25/2030                                3,396           3,501
Prudential Home Mortgage Securities
     7.500% due 10/25/2007                                  729             746
     7.000% due 01/25/2008                               10,000          10,118
     6.750% due 11/25/2008                                5,285           5,315
     7.000% due 08/25/2009                                4,000           4,070
     7.000% due 06/25/2023                                2,665           2,683
     6.050% due 04/25/2024                                   87              87
     7.300% due 06/25/2024                                  774             780
Prudential-Bache Trust
     6.676% due 09/01/2018 (d)                               20              20
     8.400% due 03/20/2021                                2,981           3,119
Resecuritization Mortgage Trust
     5.306% due 04/26/2021 (d)                            6,886           6,843
Residential Accredit Loans, Inc.
     6.500% due 02/25/2029 (d)                           22,057          22,013
     7.000% due 07/25/2029                                  482             487
Residential Asset Securitization Trust
     6.500% due 09/25/2014                                  420             422
Residential Funding Mortgage
Securities I
     6.500% due 04/25/2009                                   14              14
     7.500% due 12/25/2025                                  937             971
     7.250% due 10/25/2027                               14,920          14,963
     6.250% due 11/25/2028                                6,000           5,756
     7.500% due 11/25/2030                               36,779          36,787
Residential Funding Mortgage Securities, Inc.
     7.000% due 07/25/2012                                  254             254
     6.405% due 07/25/2019 (d)                              705             693
     7.500% due 08/25/2023                                  412             415
     7.100% due 07/25/2027                                3,808           3,815
     7.000% due 10/25/2027                               10,000          10,204
Resolution Trust Corp.
     7.014% due 05/25/2019 (d)                            3,100           3,091
     6.860% due 08/25/2019 (d)                            2,437           2,438
    10.320% due 08/25/2021                                  350             349
     8.625% due 10/25/2021                                9,165           9,140
     4.725% due 10/25/2021                                  427             408
     6.940% due 10/25/2021 (d)                               52              52
     6.900% due 02/25/2027                                2,880           2,800
     9.000% due 09/25/2028                                  121             121
     7.380% due 10/25/2028 (d)                              710             719
     6.209% due 10/25/2028 (d)                            1,589           1,654
     7.477% due 05/25/2029 (d)                            1,988           2,031
Ryland Mortgage Securities Corp.
     7.297% due 11/25/2021 (d)                              400             400
Salomon Brothers Mortgage Securities VII
     7.567% due 12/25/2017 (d)                            1,349           1,369
     8.391% due 12/25/2017 (d)                              115             117
     8.950% due 03/25/2024 (d)                              815             832
     9.120% due 09/25/2024 (d)                              194             198
     7.600% due 08/25/2030                               14,156          14,454

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 75

Low Duration Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Sasco Floating Rate Commercial Mortgage Trust
     5.608% due 11/20/2001 (d)                      $     1,254    $      1,256
Sears Mortgage Securities
    12.000% due 02/25/2014                                   52              54
     7.431% due 10/25/2022 (d)                            1,477           1,493
SLH Mortgage Trust
     9.600% due 03/25/2021                                  216             215
Structured Asset Mortgage Investments, Inc.
     6.902% due 06/25/2028 (d)                            6,095           6,353
     6.581% due 06/25/2029 (d)                           29,054          29,515
     9.030% due 06/25/2029 (d)                            7,417           7,970
     6.750% due 05/02/2030                                3,819           3,771
Structured Asset Securities Corp.
     6.750% due 07/25/2029                               13,731          13,915
     7.750% due 07/25/2030                               26,348          27,057
TMA Mortgage Funding Trust
     5.430% due 01/25/2029 (d)                            9,071           9,071
Torrens Trust
     5.424% due 07/15/2031 (d)                            9,064           9,064
Union Planters Mortgage Finance Corp.
     6.450% due 01/25/2028                                6,000           6,025
Wells Fargo Mortgage-Backed Securities Trust
     7.000% due 02/25/2016                              154,405         158,204
                                                                   ------------
                                                                      1,171,712
                                                                   ------------
Fannie Mae 8.4%
     6.000% due 05/01/2011                                  125             125
     6.318% due 08/01/2029                               18,057          18,296
     6.500% due 09/01/2005-06/01/2008 (g)                   696             708
     6.748% due 11/01/2017 (d)                              129             131
     6.750% due 07/01/2017 (d)                              329             333
     6.758% due 04/01/2018 (d)                            5,955           5,976
     6.850% due 08/01/2017 (d)                               37              37
     6.857% due 12/01/2017-12/01/2023 (d)(g)                373             377
     6.860% due 06/01/2017 (d)                               70              71
     7.000% due 04/01/2002-05/01/2012 (g)                   266             272
     7.282% due 01/01/2021 (d)                              356             356
     7.364% due 02/01/2028 (d)                            5,087           5,274
     7.434% due 07/25/2017 (d)                            2,139           2,212
     7.645% due 11/01/2017 (d)                              277             279
     7.766% due 11/01/2018 (d)                              130             132
     7.796% due 07/01/2017 (d)                              435             443
     8.000% due 03/01/2004-04/16/2031 (g)               325,049         335,205
     8.290% due 10/01/2024 (d)                            2,543           2,601
     8.291% due 01/01/2024 (d)                              103             106
     8.351% due 04/01/2024 (d)                            1,769           1,822
     8.472% due 01/01/2024 (d)                               28              29
     8.484% due 01/01/2024 (d)                            2,024           2,100
     8.500% due 03/01/2008-01/01/2026 (g)                 3,076           3,220
     8.899% due 07/01/2023 (d)                            1,245           1,268
     9.000% due 01/01/2025                                    3               3
     9.500% due 07/01/2024-11/01/2025 (g)                 3,332           3,559
    10.000% due 02/01/2004-01/01/2025 (g)                   946           1,019
    10.500% due 06/01/2005-12/01/2024 (g)                   141             152
    11.000% due 11/01/2020                                   39              43
    11.250% due 12/01/2010-10/01/2015 (g)                   100             112
    11.500% due 12/01/2008-02/01/2020 (g)                    54              60
    11.750% due 02/01/2016                                   35              40
    12.000% due 01/01/2015-10/01/2015 (g)                     6               6
    13.000% due 07/01/2015                                    5               6
    13.250% due 09/01/2011                                   12              14
    13.500% due 04/01/2014                                    3               4
    15.500% due 10/01/2012-12/01/2012 (g)                    51              62
    15.750% due 12/01/2011                                   21              26
    16.000% due 09/01/2012-12/01/2012 (g)                     9              11
                                                                   ------------
                                                                        386,490
                                                                   ------------
Federal Housing Administration 1.2%
     6.950% due 04/01/2014                                2,029           2,068
     7.400% due 02/01/2019                                   91              91
     7.421% due 11/01/2019                                  447             445
     7.430% due 10/01/2019-11/01/2025 (g)                53,446          53,253
                                                                   ------------
                                                                         55,857
                                                                   ------------
Freddie Mac 1.2%
     6.000% due 09/01/2006-03/01/2011 (g)                 8,960           9,076
     6.500% due 02/01/2005                                    1               1
     6.862% due 10/01/2027 (d)                            1,006           1,037
     7.000% due 05/14/2031                               15,200          15,376
     7.500% due 09/01/2006-03/01/2017 (d)(g)                241             242
     7.625% due 01/01/2017 (d)                               35              36
     7.637% due 02/01/2020 (d)                            2,007           2,038
     8.000% due 03/01/2007-12/01/2024 (g)                 3,792           3,950
     8.250% due 10/01/2007-11/01/2007 (g)                    22              23
     8.337% due 11/01/2022 (d)                            1,367           1,401
     8.362% due 06/01/2024 (d)                              548             563
     8.365% due 11/01/2023 (d)                              433             445
     8.373% due 03/01/2024 (d)                               64              66
     8.376% due 10/01/2023 (d)                              873             895
     8.451% due 01/01/2024 (d)                            1,599           1,645
     8.500% due 07/01/2001-11/01/2025 (g)                10,498          11,008
     8.511% due 07/01/2018 (d)                              249             255
     8.513% due 09/01/2023 (d)                              221             227
     8.535% due 12/01/2022 (d)                              557             572
     8.575% due 01/01/2024 (d)                              694             720
     8.750% due 04/01/2001-04/01/2002 (g)                    14              14
     9.000% due 05/01/2002-08/01/2022 (g)                 2,725           2,891
     9.250% due 07/01/2001                                    1               1
     9.500% due 03/01/2001-02/01/2025 (g)                   242             257
     9.750% due 03/01/2001-11/01/2008 (g)                   536             566
    10.000% due 04/01/2015-10/01/2019 (g)                    86              92
    10.500% due 10/01/2010-02/01/2016 (g)                    25              28
    10.750% due 09/01/2009-08/01/2011 (g)                   287             320
    11.500% due 10/01/2015-01/01/2016 (g)                    41              47
    11.750% due 11/01/2010-08/01/2015 (g)                    10              12
    12.000% due 09/01/2013                                    2               2
    14.000% due 09/01/2012-04/01/2016 (g)                    10              10
    14.500% due 12/01/2010                                    2               3
    15.000% due 08/01/2011-12/01/2011 (g)                     3               4
    15.500% due 11/01/2011                                    0               0
    16.000% due 04/01/2012                                    0               0
                                                                   ------------
                                                                         53,823
                                                                   ------------
Government National Mortgage Association 71.9%
     6.375% due 05/20/2027 (d)                            1,315           1,334
     6.500% due 03/20/2023-04/23/2031 (d)(g)            111,439         111,415
     7.000% due 03/15/2011-05/21/2031 (g)               452,672         459,180
     7.125% due 11/20/2026 (d)                              245             251
     7.375% due 04/20/2016-06/20/2027 (d)(g)             36,190          36,731
     7.500% due 02/15/2022-04/23/2031 (g)             1,309,585       1,342,645
     7.625% due 10/20/2023-12/20/2027 (d)(g)             47,207          48,404
     7.750% due 08/20/2022-07/20/2027 (d)(g)             64,425          65,942
     8.000% due 07/15/2004-04/23/2031 (g)             1,060,864       1,094,119
     8.500% due 12/15/2021-02/15/2031 (g)               111,934         116,268
     9.000% due 06/20/2016-12/15/2030 (g)                31,879          33,309
     9.500% due 10/15/2016-06/15/2025 (g)                   105             112
     9.750% due 07/15/2013-10/15/2017 (g)                   424             459
    10.000% due 10/15/2013-11/15/2025 (g)                   105             116
    10.500% due 11/15/2019-02/15/2021 (g)                    15              17
    11.000% due 09/15/2010                                    6               6
    11.500% due 08/15/2018                                   33              37
    11.750% due 08/15/2013-08/15/2015 (g)                    46              53
    12.000% due 06/20/2015                                    8               9
    12.250% due 01/15/2014                                   36              41
    13.000% due 10/15/2013                                    6               7
    13.500% due 05/15/2011-11/15/2012 (g)                    20              24
    16.000% due 12/15/2011-02/15/2012 (g)                    22              26
                                                                   ------------
                                                                      3,310,505
                                                                   ------------
Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (IO)
   727.220% due 09/25/2006                                   20              80
     6.000% due 02/25/2008                                1,289              51
   256.000% due 11/01/2008                                   19              78
     6.500% due 03/25/2009                                3,964             367
     0.100% due 03/25/2009 (d)                           13,512             214
     7.500% due 03/25/2019                                1,615              52
     6.500% due 05/25/2019                                6,869             390

76  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
     6.500% due 04/25/2020                          $     3,777    $        207
     7.000% due 05/25/2021                                2,596             169
   859.770% due 02/25/2022                                   16             200
     6.500% due 03/25/2023                                2,493             278
     4.875% due 03/25/2024 (d)                            5,879             269
Fannie Mae (PO)
     0.000% due 09/25/2022                                   23              21
Freddie Mac (IO)
     6.000% due 02/15/2006                                    7               0
   998.181% due 07/15/2006                                    3               7
  1019.460% due 08/15/2006                                    2               5
  1194.390% due 12/15/2006                                    4              16
     6.000% due 10/15/2007                                  192               7
     6.000% due 02/15/2008                                  844              24
     7.000% due 08/15/2018                                4,260             164
     6.500% due 05/15/2019                                2,763             125
     6.500% due 06/15/2019                                1,399              67
  1049.620% due 04/15/2021                                   11              92
     6.500% due 04/15/2022                                2,055             197
     7.000% due 05/15/2023                                  265              31
     4.000% due 01/15/2024                               20,919           3,194
Prudential Home Mortgage Securities (IO)
     0.300% due 04/25/2009 (d)                           44,034             243
                                                                   ------------
                                                                          6,548
                                                                   ------------
Total Mortgage-Backed Securities                                      4,984,935
(Cost $4,959,493)                                                  ------------
--------------------------------------------------------------------------------
     ASSET-BACKED SECURITIES 4.9%
--------------------------------------------------------------------------------
Advanta Equipment Receivables
     6.640% due 09/16/2002                                  348             350
Advanta Mortgage Loan Trust
     7.760% due 05/25/2018                               22,700          23,735
Amresco Residential Securities Mortgage Loan Trust
     5.720% due 07/25/2027 (d)                               85              85
Bayview Financial Revolving Mortgage
     6.350% due 08/25/2029 (d)                            6,900           6,960
Bombardier Capital Mortgage
     6.605% due 09/15/2010                                6,943           6,982
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                   58              58
Cento
     6.013% due 03/02/2002                                  278             280
CIT Marine Trust
     5.800% due 04/15/2010                                  200             202
Comed Transitional Funding Trust
     5.290% due 06/25/2003                                1,918           1,919
Community Program Loan Trust
     4.500% due 10/01/2018                               15,367          14,516
Compucredit Credit Card Master Trust
     5.789% due 03/15/2007 (d)                           32,000          32,000
Conseco Finance
     6.940% due 11/15/2014                                  543             548
Contimortgage Home Equity Loan Trust
     6.770% due 01/25/2018                                1,000           1,012
Duck Auto Grantor Trust
     5.650% due 03/15/2004                                2,952           2,962
Embarcadero Aircraft Securitization Trust
     5.644% due 08/15/2025 (d)                            4,900           4,900
EQCC Home Equity Loan Trust
     6.780% due 10/15/2027 (d)                              229             229
Equity One ABS, Inc.
     7.325% due 02/25/2032                                9,400           9,653
GF Funding Corp.
     6.890% due 01/20/2006                               16,142          16,306
Green Tree Financial Corp.
     6.550% due 02/15/2027                               10,135          10,340
     7.400% due 06/15/2027                               12,743          13,356
Green Tree Floorplan Receivables Master Trust
     5.921% due 11/15/2004 (d)                            1,000           1,000
Green Tree Home Improvement Loan Trust
     6.320% due 08/15/2008                                  970             971
     5.334% due 08/15/2029 (d)                              599             598
IMC Home Equity Loan Trust
     5.223% due 10/20/2027 (d)                            3,305           3,307
Irwin Home Equity
     7.460% due 11/25/2004                               18,321          18,856
Marriott Vacation Club Owner Trust
     5.930% due 09/20/2017 (d)                            8,294           8,288
Merit Securities Corp.
     7.040% due 12/28/2033                               16,618          16,697
New York City Tax Lien
     6.350% due 07/10/2007                                4,850           4,728
Oakwood Mortgage Investors, Inc.
     6.950% due 08/15/2027                                2,951           2,966
Ocwen Mortgage Loan Asset Backed Certificates
     6.060% due 10/25/2029 (d)                              561             562
Option One Mortgage Loan Trust
     5.340% due 09/25/2030 (d)                            5,686           5,695
Pacificamerica Home Equity Loan
     5.270% due 03/25/2028 (d)                              252             251
Providian Gateway Master Trust
     5.849% due 03/16/2009 (d)                            8,000           8,000
SallieMae
     6.824% due 07/25/2004 (d)                               21              21
     6.628% due 04/25/2006 (d)                            6,531           6,521
Saxon Asset Securities Trust
     7.205% due 01/25/2019                                  275             283
     5.760% due 05/25/2029 (d)                            1,189           1,190
Southern Pacific Secured Assets Corp.
     5.700% due 07/25/2029 (d)                              274             273
The Money Store Home Equity Trust
     5.344% due 06/15/2029 (d)                              533             533
                                                                   ------------
Total Asset-Backed Securities                                           227,133
(Cost $223,446)                                                    ------------
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 0.8%
--------------------------------------------------------------------------------
Province of Quebec
     6.625% due 10/25/2001 (d)                              250             250
Republic of Brazil
     7.625% due 04/15/2006 (d)                            6,248           5,663
United Mexican States
     5.820% due 06/28/2001                               10,500          10,519
     9.616% due 04/07/2004 (d)                           21,530          22,123
                                                                   ------------
Total Sovereign Issues                                                   38,555
(Cost $38,123)                                                     ------------
--------------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.5%
--------------------------------------------------------------------------------
British Telecom PLC
     4.726% due 07/27/2001 (d)                    EC     16,000          14,020
Korea Development Bank
     4.885% due 05/14/2001                        DM        340             152
     2.700% due 08/16/2002                        JY  2,000,000          15,991
Republic of Austria
     5.500% due 01/15/2010                        EC      8,900           8,082
Republic of Colombia
     7.000% due 03/06/2002                        IL 36,220,000          16,287
United Mexican States
     6.000% due 03/28/2002                        JY    960,000           8,013
     8.750% due 05/30/2002                        BP      3,000           4,328
                                                                   ------------
Total Foreign Currency-Denominated Issues                                66,873
(Cost $74,176)                                                     ------------
--------------------------------------------------------------------------------
   PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bond
     6.000% due 06/30/2001
     Strike @ 93.000 Exp. 05/26/2001                $       150               2
                                                                   ------------
Total Purchased Call Options                                                  2
(Cost $3)                                                          ------------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 77

Low Duration Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Fannie Mae (OTC)
     8.000% due 06/20/2031
     Strike @ 93.734 Exp. 04/02/2001                $   120,000    $          0
Government National Mortgage Association (OTC)
     8.000% due 06/20/2031
     Strike @ 98.000 Exp. 06/13/2001                    715,000              27
                                                                   ------------
Total Purchased Put Options                                                  27
(Cost $75)                                                         ------------
--------------------------------------------------------------------------------
   PREFERRED STOCK 1.7%
--------------------------------------------------------------------------------
                                                         Shares
Home Ownership Funding
    13.331% due 12/31/2049                                3,000           2,265
Rhone-Poulenc SA
     8.125% due 12/31/2049                               13,000             327
SI Financing Trust I
     9.500% due 06/30/2026                              806,600          20,407
TCI Communications, Inc.
     9.720% due 12/31/2036                              224,700           5,719
     8.720% due 01/31/2045                            1,170,100          29,077
    10.000% due 05/31/2045                              800,300          20,088
                                                                   ------------
Total Preferred Stock                                                    77,883
(Cost $83,777)                                                     ------------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 7.1%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)
Certificates of Deposit 0.1%
Mexico Credit Link
    11.384% due 02/22/2002                          $     5,000           5,127
                                                                   ------------
Commercial Paper 6.7%
Abbey National North America
     5.070% due 08/06/2001                                8,800           8,650
Fannie Mae
     4.695% due 09/06/2001                               83,800          82,060
Federal Home Loan Bank
     4.675% due 09/07/2001                                6,000           5,875
General Electric Capital Corp.
     4.900% due 04/25/2001                               33,000          32,897
Gillette Co.
     4.910% due 08/21/2001                                8,000           7,849
Glaxo Wellcome
     4.970% due 04/30/2001                               12,500          12,452
Halifax Building Society
     4.600% due 08/02/2001                                1,800           1,772
KFW International Finance, Inc.
     4.840% due 08/08/2001                                1,900           1,867
     5.070% due 08/08/2001                                3,700           3,636
Morgan Stanley Group, Inc.
     5.050% due 04/11/2001                               12,500          12,484
National Australia Funding
     5.120% due 04/05/2001                               12,500          12,495
National Rural Utilities Cooperative Finance Corp.
     4.810% due 05/24/2001                                4,000           3,972
     4.910% due 05/25/2001                               12,500          12,410
Swedbank, Inc.
     4.930% due 04/25/2001                               11,800          11,763
     5.020% due 08/08/2001                                  200             197
     4.900% due 08/23/2001                                5,000           4,905
UBS Finance, Inc.
     5.060% due 04/04/2001                               28,800          28,792
     5.030% due 08/07/2001                               13,000          12,776
     4.840% due 08/08/2001                                9,500           9,336
     5.010% due 08/08/2001                                8,000           7,862
     4.750% due 09/05/2001                               17,000          16,649
     4.740% due 09/12/2001                               15,000          14,678
                                                                   ------------
                                                                        305,377
                                                                   ------------
--------------------------------------------------------------------------------
Repurchase Agreement 0.3%
State Street Bank
     4.600% due 04/02/2001                               14,789          14,789
                                                                   ------------
     (Dated 03/30/2001. Collateralized by
     Federal Farm Credit Bank 5.875%
     due 07/02/2001 valued at $15,086.
     Repurchase proceeds are $14,795.)

U.S. Treasury Bills 0.0%
     5.151% due 05/17/2001 (b)(g)                           330             328
                                                                   ------------
Total Short-Term Instruments                                            325,621
(Cost $325,580)                                                    ------------

Total Investments (a) 181.7%                                       $  8,365,786
(Cost $8,337,219)

Written Options (c) (0.0%)                                               (2,050)
(Premiums $1,822)

Other Assets and Liabilities (Net) (81.7%)                           (3,760,447)
                                                                   ------------
Net Assets 100.0%                                                  $  4,603,289
                                                                   ------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $8,337,305 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was an excess
of value over tax cost.                                            $     82,621

Aggregate gross unrealized depreciation
for all investments in which there was an excess
of tax cost over value.                                                 (54,140)
                                                                   ------------
Unrealized appreciation-net                                        $     28,481
                                                                   ------------
(b) Securities with an aggregate market value of $10,468 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2001)                          99    $        (26)
U.S. Treasury 10 Year Note (06/2001)                         48              21
U.S. Treasury 30 Year Bond (06/2001)                         61             (69)
Euribor Futures (03/2002)                                   294             342
Eurodollar September Futures (09/2002)                      122             (41)
Eurodollar March Futures (03/2003)                          122             (58)
Eurodollar June Futures (06/2002)                           122             (36)
Eurodollar December Futures (12/2002)                       122             (51)
                                                                   ------------
                                                                   $         82
                                                                   ------------
(c) Premiums received on written options:

                                                # of
Type                                       Contracts    Premium           Value
--------------------------------------------------------------------------------
Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 05/31/2001        18,500,000   $    171    $        336

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 05/30/2001        27,800,000        270             506

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 06/04/2001        26,600,000        157             503

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 05/30/2001         9,300,000         86             169

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.82 Exp. 11/21/2001        19,200,000        588             264

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.82 Exp. 11/27/2001        19,200,000        550             272
                                                      -------------------------
                                                      $   1,822    $      2,050
                                                      -------------------------

78  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

--------------------------------------------------------------------------------
(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                               Principal
                                  Amount                             Unrealized
                              Covered by      Settlement          Appreciation/
Type      Currency              Contract           Month         (Depreciation)
--------------------------------------------------------------------------------
Buy             EC               102,029         04/2001           $     (5,410)
Sell                             102,029         04/2001                    541
Buy                               86,029         06/2001                   (325)
Sell            BP                 2,588         05/2001                    127
Buy             JY             2,967,100         04/2001                   (576)
Sell                           2,967,100         04/2001                  1,332
Sell                           2,967,100         06/2001                    598
                                                                   ------------
                                                                   $     (3,713)
                                                                   ------------

(f) Principal amount denoted in indicated currency:

        BP - British Pound
        DM - German Mark
        EC - Euro
        IL - Italian Lira
        JY - Japanese Yen

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security is in default.

(j) Subject to financing transaction.

(k) Swap agreements outstanding at March 31, 2001:

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.0% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/15/2006                                     $     2,900    $         53

Receive fixed rate equal to 5.633% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/02/2004                                    BP    23,300             305

Receive fixed rate equal to 5.626% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 02/02/2004                                          77,600             997

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley
Exp. 01/11/2011                                    JY14,460,000          (5,083)

Receive fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                    BP   175,100           1,585

Receive fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                          94,300             853

Receive fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                          20,000               1

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp.
6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                          43,000               1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                           5,000               0

Receive fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Enron Corp.
6.40% due 07/15/2006.

Broker: Lehman Brothers
Exp. 12/19/2001                                          25,000               0

Receive fixed rate equal to 1.25% and the Fund will pay to the counterparty at par in the event of default of MGM Mirage, Inc.
Corporate Bond.

Broker: Morgan Stanley
Exp. 04/13/2001                                          20,000               0
                                                                   ------------
                                                                   $     (1,288)
                                                                   ------------

(l) Reverse repurchase agreements were entered into March 2, 2001 paying interest at 5.390%. The following security was segregated with collateral for reverse repurchase agreements:

Type                                               Maturity               Value
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities           02/25/2016         $   158,204
                                                                    ------------

(m) Short sales open at March 31, 2001 were as follows:

                       Coupon
Type                      (%)     Maturity        Par       Value      Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Notes     5.875   11/15/2004    137,080  $  143,205  $    142,647
U.S. Treasury Notes     6.000   08/15/2004     50,000      52,359        52,230
U.S. Treasury Notes     5.750   10/31/2002    123,200     126,138       125,874
U.S. Treasury Notes     6.750   05/15/2005    110,200     119,152       118,262
U.S. Treasury Notes     6.125   08/31/2002     16,400      16,833        16,748
U.S. Treasury Notes     5.750   11/15/2005     43,000      45,103        44,350
U.S. Treasury Notes     5.125   12/31/2002    103,400     104,927       104,470
U.S. Treasury Notes     4.250   11/15/2003     96,000      95,786        95,491
                                                       ------------------------
                                                       $  703,503  $    700,072
                                                       ------------------------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 79

PIMCO Schedule of Investments A, B, and C Classes
Money Market Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 32.0%
--------------------------------------------------------------------------------
Banking & Finance 28.7%
ABN AMRO Mortgage Corp.
  5.010% due 04/02/2001                             $     4,700    $      4,700
Bank of America Corp.
  5.110% due 06/11/2001 (a)                               1,000           1,000
  6.538% due 09/26/2001 (a)                               9,000           9,001
  6.960% due 10/26/2001 (a)                               1,550           1,551
Bayerische Landesbank Girozentrale
  6.800% due 09/28/2001                                   1,000           1,009
Citigroup, Inc.
  6.741% due 08/13/2001 (a)                                 235             235
First USA Bank
  5.408% due 05/10/2001 (a)                              10,900          10,900
First Chicago NBD Corp.
  6.818% due 08/20/2001 (a)                              14,300          14,304
General Electric Capital Corp.
  5.770% due 08/27/2001                                   5,650           5,660
  6.672% due 09/04/2001 (a)                               5,100           5,100
  6.350% due 09/15/2001                                   3,775           3,791
Goldman Sachs Group, Inc.
  4.920% due 04/04/2001                                  11,900          11,897
  5.777% due 01/28/2002 (a)                               2,000           2,002
Merrill Lynch & Co.
  5.400% due 04/11/2001                                   3,000           2,996
  5.471% due 05/30/2001 (a)                               2,000           2,000
  5.478% due 08/10/2001 (a)                               4,100           4,101
Morgan Stanley, Dean Witter & Co.
  5.593% due 08/15/2001 (a)                               6,000           6,000
National Rural Utilities Cooperative Finance Corp.
  4.950% due 04/24/2001                                   3,700           3,689
  5.240% due 05/24/2001                                     700             695
  5.340% due 05/24/2001                                   9,700           9,625
                                                                   ------------
                                                                        100,256
                                                                   ------------
Industrials 3.3%
Monsanto Co.
  4.980% due 08/15/2001                                     300             294
Wal-Mart Stores, Inc.
  6.150% due 08/10/2001                                   4,200           4,215
Walt Disney Co.
  5.070% due 04/03/2001                                   6,900           6,899
                                                                   ------------
                                                                         11,408
                                                                   ------------
Total Corporate Bonds & Notes                                           111,664
(Cost $111,664)                                                    ------------
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 1.7%
--------------------------------------------------------------------------------
Republic of Ireland
  7.875% due 12/01/2001                                   1,000           1,020
Republic of Italy
  4.806% due 06/28/2001 (a)                               5,000           5,004
                                                                   ------------
Total Sovereign Issues                                                    6,024
(Cost $6,024)                                                      ------------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 66.6%
--------------------------------------------------------------------------------
Certificates of Deposit 5.2%
First Union National Bank
  5.543% due 08/24/2001 (a)                              18,300          18,312
                                                                   ------------
Commercial Paper 61.0%
Abbey National North America
  4.920% due 04/26/2001                                   5,200           5,183
  5.420% due 04/26/2001                                   3,700           3,687
  5.020% due 08/08/2001                                   1,200           1,179
  4.710% due 09/06/2001                                   4,500           4,408
Abbott Laboratories
  5.100% due 04/03/2001                                   5,200           5,199
Alcoa, Inc.
  5.400% due 04/25/2001                                   1,400           1,395
  4.950% due 04/30/2001                                  11,600          11,555
  5.120% due 05/23/2001                                   1,500           1,489
American Express Credit Corp.
  4.990% due 04/06/2001                                   8,800           8,795
Anz, Inc.
  5.520% due 04/18/2001                                  15,000          14,963
Bellsouth Corp.
  5.340% due 04/11/2001                                   9,400           9,387
CBA (de) Finance
  4.960% due 04/23/2001                                   9,600           9,572
  5.310% due 06/05/2001                                   2,500           2,476
  5.020% due 08/09/2001                                   3,200           3,142
Coca-Cola Co.
  6.260% due 04/12/2001                                   4,800           4,792
  5.120% due 04/12/2001                                   7,800           7,789
Federal Home Loan Bank
  4.675% due 09/07/2001                                  18,900          18,512
Freddie Mac
  5.130% due 04/03/2001                                     600             600
Gannett Co., Inc.
  5.370% due 04/16/2001                                   3,500           3,493
General Electric Capital Corp.
  5.410% due 04/04/2001                                     800             800
Gillette Co.
  5.500% due 04/18/2001                                   8,700           8,679
H.J. Heinz Co.
  5.000% due 04/20/2001                                   4,100           4,090
KFW International Finance, Inc.
  5.400% due 04/18/2001                                   5,300           5,287
  5.170% due 06/27/2001                                   1,800           1,778
  5.000% due 08/08/2001                                   8,400           8,251
Merck & Co., Inc.
  5.450% due 04/02/2001                                   6,100           6,100
National Australia Funding, Inc.
  5.100% due 04/05/2001                                  15,000          14,994
Swedbank, Inc.
  5.390% due 04/12/2001                                   1,700           1,697
  6.260% due 04/12/2001                                   1,300           1,298
UBS Finance, Inc.
  4.970% due 08/01/2001                                   6,700           6,588
  5.010% due 08/01/2001                                   6,100           5,997
USAA Capital Corp.
  4.970% due 04/18/2001                                  15,000          14,967
Verizon Global Funding Corp.
  4.950% due 05/07/2001                                  14,500          14,430
                                                                   ------------
                                                                        212,572
                                                                   ------------
Repurchase Agreement 0.4%
State Street Bank
  4.600% due 04/02/2001                                   1,466           1,466
                                                                   ------------
  (Dated 03/30/2001.
  Collateralized by Freddie Mac
  7.000% due 03/15/2010 valued at $1,501.
  Repurchase proceeds are $1,467.)

Total Short-Term Instruments                                            232,350
(Cost $232,350)                                                    ------------

Total Investments 100.3%                                           $    350,038
(Cost $350,038)

Other Assets and Liabilities (Net) (0.3%)                                (1,108)
                                                                   ------------
Net Assets 100.0%                                                  $    348,930
                                                                   ------------

(a) Variable rate security. The rate listed is as of March 31, 2001.

80  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

PIMCO Schedule of Investments A, B, and C Classes
Municipal Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 105.2%
--------------------------------------------------------------------------------
Arizona 4.1%
Phoenix Industrial Development Authority
Revenue Bonds, (GNMA/FNMA/FHLMC
Insured), Series 2000-1A
5.875% due 06/01/2016                               $     1,000    $      1,047

Pima County, Arizona Industrial Development
Authority Multi-Family Revenue Bonds,
(HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010                                     1,210           1,283

Scottsdale, Arizona Industrial
Development Authority Hospital Revenue
Bonds, (AMBAC Insured), Series 1997-A
6.500% due 09/01/2004                                       880             962
                                                                   ------------
                                                                          3,292
                                                                   ------------
California 12.2%
Alameda, California Harbor Bay Business
Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006                                       360             360

Capistrano, California Unified School District
Special Tax Bonds, Series 1999
5.000% due 09/01/2008                                       350             356

Foothill Eastern Corridor Agency California Toll
Road Revenue Bonds, (MBIA-IBC), Series 1999
0.000% due 01/15/2026 (c)                                 1,565           1,054

Foothill Eastern Corridor Agency
California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026 (c)                                 1,000             272

Foothill Eastern Transportation Corridor
Agency Toll Road Revenue Bonds,
(MBIA Insured), Series 1999
0.000% due 01/15/2027 (c)                                 1,500             978

Irvine, California Special Assessment
Bonds, (MBIA-IBC Insured), Series 1998
4.800% due 09/02/2004                                       150             151
4.900% due 09/02/2005                                       310             312
5.000% due 09/02/2006                                       150             151

Irvine, California Special Assessment
Bonds, Series 1999
5.000% due 09/02/2005                                       350             352
5.100% due 09/02/2006                                       535             541
5.200% due 09/02/2007                                       255             258

Lake Elsinore, California School
Refunding Bonds, Series 1998
5.000% due 09/01/2006                                       350             352

Los Angeles County, California
Transportation Commission Sales Tax
Revenue Refunding Bonds, Series 1991-B
6.500% due 07/01/2013                                     1,000           1,027

Los Angeles, California Community
Redevelopment Agency Certificates of
Participation Revenue Bonds, Series 1984
7.550% due 11/01/2008                                     1,075           1,199

Orange County, California Improvement
Bonds, Series 1998-A
4.900% due 09/02/2005                                       245             246

Pittsburg, California Infrastructure
Refunding Bonds, Series 1998-A
4.900% due 09/02/2003                                       150             154
5.000% due 09/02/2004                                       150             156

Riverside County, California Special Tax
Refunding Bonds, Series 1999
4.200% due 09/01/2001                                       300             301
4.700% due 09/01/2005                                       170             171

Roseville, California Special Tax
Bonds, Series 1999
5.000% due 09/01/2004                                       350             354

Sacramento County, California
Refunding Bonds, Series 1998
4.900% due 09/02/2005                                       300             302

South Tahoe, California Joint Powers Financing
Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                       350             358

West Sacramento, California Refunding
Bonds, Series 1998
5.000% due 09/02/2004                                       350             355
                                                                   ------------
                                                                          9,760
                                                                   ------------
Colorado 6.3%
Arapahoe County, Colorado Capital Trust Fund
Highway Revenue Bonds, (MBIA Insured),
Series 1986
6.150% due 08/31/2026                                     1,500           1,607

Colorado Housing & Finance Authority Revenue
Bonds, (FHA/VA Mortgages Insured),
Series 2000-C3
5.700% due 10/01/2022                                     1,000           1,044

Colorado Housing & Finance Authority Revenue
Bonds, Series 2000-D3
6.750% due 04/01/2015                                       250             280

Colorado Housing & Finance Authority
Bonds, Series 2000-B3
6.700% due 10/01/2016                                       250             278

Colorado Housing & Financial Authority
Revenue Bonds, Series 2000
5.150% due 08/01/2007                                       500             509

Denver, Colorado Health & Hospital
Revenue Bonds, Series 1998-A
5.000% due 12/01/2009                                     1,390           1,310
                                                                   ------------
                                                                          5,028
                                                                   ------------
Florida 1.3%
Gainesville, Florida Revenue Bonds,
Series 1979
6.200% due 10/01/2002                                       210             213

Orange County, Florida Health Facilities
Authority Revenue Bonds, (MBIA Insured),
Series 1996
6.250% due 10/01/2011                                       290             335

Orlando, Florida Waste Water System Revenue
Bonds, Series 1997-A
6.042% due 10/01/2015 (d)                                   500             477
                                                                   ------------
                                                                          1,025
                                                                   ------------
Georgia 0.3%
Georgia Municipal Electric Authority
Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012                                       200             234
                                                                   ------------
Hawaii 3.2%
Hawaii State Housing Financial & Development
Corporation Single Family Mortgage
Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029                                     1,500           1,509

Honolulu Hawaii City & County General
Obligation Bonds, (MBIA-IBC), Series 1993
5.450% due 09/11/2008                                     1,000           1,085
                                                                   ------------
                                                                          2,594
                                                                   ------------
Illinois 8.7%
Chicago, Illinois Board of Education
General Obligation Bonds, (FGIC Insured),
Series 1998
0.000% due 12/01/2020                                     1,000             352

Chicago, Illinois General Obligation Bonds,
(MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)                                 1,290             762

Chicago, Illinois Park District General
Obligation Bonds, (FGIC Insured), Series 1999
4.750% due 01/01/2026                                     2,750           2,553

Fox Lake, Illinois Water & Sewer Revenue
Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013                                     1,135           1,196

Illinois Educational Facilities Authority
Revenues Bonds, Series 1993
5.610% due 07/01/2012                                     2,000           2,141
                                                                   ------------
                                                                          7,004
                                                                   ------------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 81

Municipal Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Indiana 2.5%
Indianapolis, Indiana Local Public
Improvement Bonds Bank Transportation
Revenue Bonds, Series 1992
6.750% due 02/01/2014                               $     1,000    $      1,179

South Bend, Indiana Redevelopment
Authority Lease Revenue Bonds,
Series 2000 5.200% due 02/01/2012                           230             238
5.500% due 02/01/2015                                       180             187
5.100% due 02/01/2011                                       405             420
                                                                   ------------
                                                                          2,024
                                                                   ------------
Kentucky 7.1%
Kentucky State Turnpike Authority
Economic Development Road Revenue
Bonds, Series 1993
7.294% due 06/06/2012                                     5,000           5,668
                                                                   ------------
Louisiana 0.3%
Louisiana Local Government Revenue
Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010                                       250             268
                                                                   ------------
Massachusetts 3.2%
Massachusetts Housing Finance Agency
Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008                                     1,500           1,569

Massachusetts State Development Finance
Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009                                       400             393

Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998
4.700% due 11/01/2007                                       210             213
4.800% due 11/01/2008                                        90              91

Massachusetts State Health Facilities
Authority Revenue Bonds, Series 1993
5.500% due 10/01/2002                                       270             265
                                                                   ------------
                                                                          2,531
                                                                   ------------
Michigan 2.3%
Michigan State Environmental Protection
General Obligation Bonds, Series 1992
6.250% due 11/01/2012                                     1,100           1,286

University of Michigan Revenue Bonds,
Series 1995
3.750% due 12/01/2027                                       600             600
                                                                   ------------
                                                                          1,886
                                                                   ------------
Minnesota 1.3%
New Richland, Minnesota Revenue Bonds,
Series 1998
4.500% due 08/01/2004                                     1,000           1,017
                                                                   ------------
Nevada 0.6%
Nevada State General Obligation Bonds,
(FGIC Insured), Series 2001
6.690% due 05/15/2028                                       500             467
                                                                   ------------
New Hampshire 3.7%
New Hampshire Health & Educational
Facilities Authority Revenue Bonds,
(AMBAC Insured), Series 2002
5.125% due 07/01/2016                                     2,980           2,969
                                                                   ------------
New Jersey 20.7%
New Jersey Economic Development Authority
Revenue Bonds, Series 1998
5.600% due 01/01/2012                                     1,000             892
0.010% due 04/01/2013                                     1,595             744
6.375% due 04/01/2018                                     1,500           1,530
6.375% due 04/01/2031                                     7,000           7,089

New Jersey Economic Development Authority
Revenue Bonds, Series 1999
6.625% due 09/15/2012                                     3,500           3,650

New Jersey State Highway Authority
Gadern StreetParkway General Revenue
Bonds, (FGIC Insured), Series 2001
5.500% due 01/01/2015                                     2,500           2,670
                                                                   ------------
                                                                         16,575
                                                                   ------------
--------------------------------------------------------------------------------
New Mexico 0.4%
Santa Fe County, New Mexico El Castillo
Retirement Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007                               $       315    $        293
                                                                   ------------
New York 2.6%
Nassau County, New York Tobacco Settlement
Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011                                     1,000           1,011

New York State Dormitory Authority Revenue
Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010                                     1,000           1,047
                                                                   ------------
                                                                          2,058
                                                                   ------------
North Dakota 2.6%
Mercer County North Dakota Pollution
Control Revenue Bonds, Series 1991
6.900% due 02/01/2019                                     2,000           2,057
                                                                   ------------
Pennsylvania 0.1%
Delaware County, Pennsylvania Hospital
Revenue Bonds, Series 1998
4.900% due 12/01/2008                                       100              93
                                                                   ------------
Puerto Rico 1.2%
Childrens Trust Fund Tobacco Settlement
Revenue Bonds, Series 2000
5.750% due 07/01/2010                                       750             813
6.000% due 07/01/2026                                       150             156
                                                                   ------------
                                                                            969
                                                                   ------------
South Carolina 3.5%
Medical University South Carolina
Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012                                     1,000           1,022

South Carolina State Public Service
Authority Revenue Bonds, Series 1993
6.838% due 06/28/2013                                     1,700           1,820
                                                                   ------------
                                                                          2,842
                                                                   ------------
Tennessee 2.3%
Nashville & Davidson County, Tennessee
Revenue Bonds, Series 1998
4.450% due 08/01/2007                                     1,000           1,014

Sullivan County, Tennessee Industrial
Development Revenue Bonds, (GNMA Insured),
Series 1995
6.250% due 07/20/2015                                       750             797
                                                                   ------------
                                                                          1,811
                                                                   ------------
Texas 12.0%
Bexar, Texas Metro Water District
Waterworks System Revenue Bonds, (MBIA
Insured), Series 1998
0.000% due 05/01/2035                                     2,190             339

Brazos River Authority Texas Revenue
Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015                                     1,500           1,517

Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                     1,000           1,021

Del Rio Texas Waterworks & Sewer System
Revenue Bonds, (MBIA Insured), Series 1993
5.500% due 06/01/2015                                     2,400           2,436

Houston Independent School District General
Obligation Ltd Bonds, (PSF Insured), Series 1999
4.750% due 02/15/2026                                     1,000             915

Katy, Texas Independent School District General
Obligation Ltd Bonds, (PSF-GTD Insured),
Series 1998
4.750% due 02/15/2024                                     1,500           1,384

Lamar, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020                                    1,750            1,659

82  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Midlothian, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2018                               $     1,000    $        365
                                                                   ------------
                                                                          9,636
                                                                   ------------
Washington, DC 1.1%
District of Columbia General Obligation
Bonds, (LOC-Bank of America), Series 1991
3.850% due 06/01/2003                                       900             900
                                                                   ------------
West Virginia 1.6%
West Virginia State Parkways Economic
Development & Tourism Authority Revenue
Bonds, (FGIC Insured), Series 1993
7.839% due 05/16/2019                                     1,200           1,265
                                                                   ------------
Total Municipal Bonds & Notes                                            84,266
(Cost $81,840)                                                     ------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (b)
     3.625% due 07/15/2002                                  109             111
                                                                   ------------
Total U.S. Treasury Obligations                                             111
(Cost $109)                                                        ------------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 0.6%
--------------------------------------------------------------------------------
Money Market Fund 0.4%
SSgA Tax Free Money Market
     3.080% due 04/02/2001                                  334             334

U.S. Treasury Bills 0.2%
     4.862% due 05/17/2001                                  140             139
                                                                   ------------
Total Short-Term Instruments                                                473
(Cost $473)                                                        ------------

Total Investments (a) 105.9%                                       $     84,850
(Cost $82,422)

Other Assets and Liabilities (Net) (5.9%)                                (4,714)
                                                                   ------------
Net Assets 100.0%                                                  $     80,136
                                                                   ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $82,422 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess
of value over tax cost.                                            $      2,763

Aggregate gross unrealized depreciation
for all investments in which there was an excess
of tax cost over value.                                                    (335)
                                                                   ------------
Unrealized appreciation-net                                        $      2,428
                                                                   ------------

(b) Principal amount of the security is adjusted for inflation.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of March 31, 2001.

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 83

PIMCO Schedule of Investments A, B, and C Classes
New York Municipal Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 90.0%
--------------------------------------------------------------------------------
New Jersey 21.2%
New Jersey Economic Development Authority
Revenue Bonds, Series 1998
6.375% due 04/01/2031                               $       850    $        861
                                                                   ------------
New York 66.2%
Amherst, New York General Obligation,
(FGIC Insured), Series 1999-A
5.500% due 12/01/2008                                       150             164

Edmeston, New York Central School
District General Obligation, (MBIA Insured),
Series 1999
5.100% due 06/15/2007                                       150             160

Long Island Power Authority Revenue
Bonds, Series 1998
3.750% due 05/01/2033                                       200             200

Nassau County, New York Individual Development
Agency Civic Facilities Revenue Bonds,
(LOC-Morgan Guaranty Trust), Series 1998
3.850% due 03/01/2028 (b)                                   100             100

Nassau County, New York Tobacco
Settlement Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011                                       150             152

New York City, New York Individual
Development Agency Special Facilities
Revenue Bonds, Series 1998
5.250% due 12/01/2032                                       400             364

New York City, New York Individual Development
Individual Development Revenue Bonds, Series 1997
5.650% due 10/01/2028                                       150             137

New York General Obligation, Series 1997-D
5.250% due 08/01/2021                                       100             101

New York State Dormitory Authority
Revenue Bonds, (AMBAC Insured), Series 1998
5.000% due 07/01/2002                                       150             153
4.750% due 08/01/2027                                       150             138

New York State Dormitory Authority
Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008                                       150             157

New York State Dormitory Authority
Revenue Bonds, Series 2000
6.000% due 07/01/2010                                       150             162

New York State Local Government
Assistance Corp. Revenue Bonds, (MBIA Insured),
Series 1997-B
5.125% due 04/01/2013                                       150             156

New York State Power Authority Revenue &
General Purpose, Series 1972-E 5.500% due                   125             133
01/01/2010

New York State Urban Development Corp.
Revenue Bonds, Series 1999 5.000% due                       150             156
01/01/2005

Rockland County, New York Solid Waste
Management Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005                                       145             150

Suffolk County, New York Individual Development
Agency Research Facility Revenue Bonds,
(LOC-Morgan Guaranty Trust), Series 1993
3.950% due 07/01/2023 (b)                                   100             100
                                                                   ------------
                                                                          2,683
                                                                   ------------
Puerto Rico 2.6%
Childrens Trust Fund Tobacco Settlement
Revenue Bonds, Series 2000
6.000% due 07/01/2026                                       100             104
                                                                   ------------
Total Municipal Bonds & Notes                                             3,648
(Cost $3,534)                                                      ------------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 8.1%
--------------------------------------------------------------------------------
Money Market Fund 7.7%
Reich & Tang New York Money Market
  2.900% due 04/02/2001                                     201             201
SSgA Tax Free Money Market
  3.080% due 04/02/2001                                     109             109
                                                                   ------------
                                                                            310
                                                                   ------------
U.S. Treasury Bills 0.4%
  4.890% due 05/17/2001                                      15              15
                                                                   ------------
Total Short-Term Instruments                                                325
(Cost $325)                                                        ------------

Total Investments (a) 98.1%                                        $      3,973
(Cost $3,859)

Other Assets and Liabilities (Net) 1.9%                                      79
                                                                   ------------
Net Assets 100.0%                                                  $      4,052
                                                                   ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $3,859 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was
an excess of value over tax cost.                                  $        114

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                              0
                                                                   ------------
Unrealized appreciation-net                                        $        114
                                                                   ------------

(b) Variable rate security. The rate listed is as of March 31, 2001.

84 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

PIMCO Schedule of Investments A, B, and C Classes
Real Return Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 35.7%
--------------------------------------------------------------------------------
Banking & Finance 23.5%
Allied Irish Banks
     6.495% due 09/07/2006 (d)                      $     1,200    $      1,211
Allstate Financial Global Funding
     7.125% due 09/26/2005                                2,500           2,633
Associates Corp. of North America
     5.400% due 08/27/2001 (d)                            1,500           1,504
     7.003% due 05/08/2003 (d)                            1,500           1,503
AT&T Capital Corp.
     7.110% due 09/13/2001                                  500             504
     5.881% due 04/23/2002 (d)                            1,000           1,002
Atlas Reinsurance PLC
     9.071% due 04/04/2003 (d)                            3,500           3,500
    10.470% due 10/04/2004 (d)                            4,400           4,400
Bear Stearns Co., Inc.
     5.900% due 08/01/2002 (d)                              500             500
     5.270% due 09/21/2004 (d)                            1,000           1,000
Chase Manhattan Corp.
     5.360% due 12/10/2001 (d)                              500             501
CIT Group, Inc.
     6.750% due 05/14/2001                                1,000           1,002
Citicorp
     4.992% due 09/17/2001 (d)                              335             335
Dime Bancorp, Inc.
     7.000% due 07/25/2001                                4,225           4,235
Donaldson, Lufkin & Jenrette, Inc.
     7.210% due 04/25/2003 (d)                            7,500           7,503
DQE Capital Corp.
     7.233% due 01/15/2002 (d)                            1,000           1,000
Export-Import Bank Korea
     6.500% due 11/15/2006                                2,500           2,547
Finova Capital Corp.
     6.040% due 11/08/2002 (d)                            2,800           2,299
First Union Corp.
     7.550% due 08/18/2005                               10,000          10,610
Florida Windstorm Underwriting Association
     6.700% due 08/25/2004                                  500             511
Ford Motor Credit Co.
     6.993% due 07/16/2002 (d)                            1,000           1,000
     6.885% due 02/13/2003 (d)                              350             348
     5.190% due 06/20/2003 (d)                           18,500          18,484
General Motors Acceptance Corp.
     5.273% due 12/09/2002 (d)                            2,000           2,003
     7.035% due 07/21/2003 (d)                            3,500           3,505
Gold Eagle Capital Ltd.
    11.078% due 04/15/2001                                2,440           2,440
     9.748% due 04/15/2001                                1,000           1,000
Heller Financial, Inc.
     6.893% due 04/26/2002 (d)                              250             250
     6.500% due 07/22/2002                                1,000           1,015
     7.500% due 08/23/2002                                8,200           8,414
     6.635% due 04/28/2003 (d)                            3,000           2,992
Household Finance Corp.
     5.772% due 08/06/2002 (d)                            2,000           2,006
J.P. Morgan & Co., Inc.
     6.654% due 02/15/2012 (d)                            3,170           2,895
Juno RE Ltd.
    10.367% due 06/26/2002 (d)                            8,050           7,849
Korea Development Bank
     5.885% due 03/01/2002 (d)                              500             488
     8.008% due 06/16/2003 (d)                              500             490
Lehman Brothers Holdings, Inc.
     5.388% due 06/03/2002 (d)                            2,500           2,502
     7.533% due 07/15/2002 (d)                              600             604
     7.015% due 09/03/2002 (d)                            2,000           2,000
MBNA America Bank NA
     6.560% due 04/25/2002 (d)                              500             500
Merrill Lynch & Co.
     6.791% due 11/01/2001 (d)                            1,700           1,702
     7.085% due 02/08/2002 (d)                              400             401
     6.768% due 02/04/2003 (d)                            2,000           2,003
     6.991% due 08/01/2003 (d)                            4,000           4,011
Monumental Global Funding II
     5.106% due 09/26/2003 (d)                            2,000           2,001
Morgan Stanley, Dean Witter & Co.
     6.883% due 04/15/2002 (d)                            1,000           1,002
     5.583% due 02/21/2003 (d)                            1,500           1,502
     6.767% due 03/13/2003 (d)                            2,000           2,000
National Australia Bank Ltd.
     6.035% due 05/19/2010 (d)                            1,500           1,510
National Rural Utilities Cooperative
Finance Corp.
     6.880% due 05/31/2002 (d)                            1,900           1,902
     5.337% due 08/13/2002 (d)                           10,000          10,002
National Westminster Bank PLC
     5.520% due 09/16/2002 (d)                            3,500           3,512
NeHi, Inc.
    11.310% due 06/09/2003 (d)                            3,000           3,030
Old Kent Bank
     6.275% due 11/01/2005 (d)                            1,000             999
Pemex Finance Ltd.
     6.125% due 11/15/2003                                  367             364
Premium Asset Trust
     7.078% due 11/27/2004 (d)                            5,000           5,011
Protective Life Funding Trust
     7.090% due 01/17/2003 (d)                            1,000           1,002
Prudential Funding Corp.
     5.968% due 10/18/2001 (d)                            3,000           3,004
     6.375% due 07/23/2006                                2,000           2,026
PS Colorado Credit Corp.
     7.398% due 05/30/2002 (d)                            1,300           1,299
Qwest Capital Funding, Inc.
     7.195% due 07/08/2002 (d)                            1,000           1,001
Residential Reinsurance
    10.836% due 06/01/2001 (d)                            7,200           7,265
    10.926% due 06/01/2001 (d)                            9,000           9,000
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002                               17,433          17,528
     6.962% due 04/28/2003 (d)                            3,000           3,003
Seismic Ltd.
    10.901% due 01/01/2002 (d)                            2,500           2,485
Textron Financial Corp.
     6.963% due 10/26/2001 (d)                            2,500           2,504
     7.033% due 09/17/2002 (d)                            5,000           5,009
     5.423% due 12/09/2002 (d)                            1,000           1,002
Toyota Motor Credit Corp.
     5.388% due 02/15/2002 (d)                              400             401
Western Capital
    10.665% due 01/07/2003                                5,000           5,003
                                                                   ------------
                                                                        211,569
                                                                   ------------
Industrials 5.8%
AIC Corp.
     6.153% due 10/02/2002 (d)                              250             250
Alpha Wind
    11.321% due 05/23/2001 (d)                            1,500           1,500
Coastal Corp.
     7.330% due 07/21/2003 (d)                            8,000           8,022
Cox Enterprises, Inc.
     7.658% due 05/01/2033 (d)                            2,000           2,001
DaimlerChrysler North America Holding Corp.
     5.790% due 12/16/2002 (d)                            2,000           1,992
     7.078% due 08/16/2004 (d)                            5,000           4,874
Delta Air Lines, Inc.
     8.540% due 01/02/2007                                3,734           3,825
Enron Corp.
     5.510% due 09/10/2001 (d)                            2,500           2,502
     8.000% due 08/15/2005                                3,000           3,217
Fred Meyer, Inc.
     7.375% due 03/01/2005                                2,000           2,095
Global Crossing Holding Ltd.
     6.000% due 10/15/2013                                1,250           1,185
HCA - The Healthcare Co.
     6.442% due 09/19/2002 (d)                            8,000           8,000
Petroleos Mexicanos
     9.500% due 09/15/2027                                4,750           4,976
Philip Morris Cos., Inc.
     7.250% due 09/15/2001                                1,000           1,007

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 85

Real Return Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Raytheon Co.
     7.020% due 08/10/2001 (d)                      $     1,600    $      1,602
Staples, Inc.
     6.195% due 11/26/2001 (d)                            2,000           2,002
United Air Lines, Inc.
     5.272% due 12/02/2002 (d)                            1,179           1,177
Waste Management, Inc.
     7.100% due 08/01/2026                                1,500           1,521
                                                                   ------------
                                                                         51,748
                                                                   ------------
Utilities 6.4%
Allete
     7.610% due 10/20/2003 (d)                            2,500           2,503
Commonwealth Edison Co.
     7.158% due 09/30/2002 (d)                            1,000           1,001
Deutsche Telekom AG
     7.750% due 06/15/2005                               10,000          10,333
Dominion Resources, Inc.
     7.230% due 09/16/2002 (d)                            3,500           3,514
     7.600% due 07/15/2003                                5,000           5,206
Entergy Gulf States, Inc.
     6.303% due 06/02/2003 (d)                            4,500           4,506
Hawaiian Electric Industries, Inc.
     7.783% due 04/15/2003 (d)                            2,000           2,002
Oneok, Inc.
     6.231% due 04/24/2002 (d)                            2,000           2,003
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (d)(i)                         5,000           4,125
Public Service Enterprise Group, Inc.
     5.408% due 06/15/2001 (d)                              500             500
Scana Corp.
     7.253% due 02/08/2002 (d)                            1,900           1,902
     7.393% due 07/15/2002 (d)                            3,900           3,907
Sierra Pacific Resources
     6.298% due 04/20/2002 (d)                            1,000             850
     7.340% due 04/20/2003 (d)                            2,000           1,700
Sprint Capital Corp.
     5.678% due 11/15/2001 (d)                            1,000           1,001
     5.410% due 06/10/2002 (d)                            3,000           3,005
Texas Utilities Corp.
     5.420% due 06/25/2001 (d)                            1,300           1,300
     5.781% due 09/24/2001 (d)                              500             499
Vodafone Group PLC
     5.080% due 12/19/2001 (d)                            6,500           6,511
WorldCom, Inc.
     7.375% due 01/15/2003                                1,000           1,012
                                                                   ------------
                                                                         57,380
                                                                   ------------
Total Corporate Bonds & Notes                                           320,697
(Cost $319,838)                                                    ------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 0.6%
--------------------------------------------------------------------------------
Florida 0.4%
Tampa, Florida Utility Tax & Special
Revenue Bond, (AMBAC Insured), Series 2000
6.000% due 10/01/2004                                     3,580           3,853
                                                                   ------------
New Mexico 0.0%
New Mexico Mortgage Finance Authorities
Revenue Bonds, (GNMA,FNMA, FHLMC Insured),
Series 1997
7.000% due 07/01/2006                                       215             225
                                                                   ------------
New York 0.0%
New York City General Obligation Bonds
5.660% due 08/01/2002 (d)                                    76              76
                                                                   ------------
Ohio 0.2%
Hamilton, Ohio School Districts Gas Supply
Revenue Bonds, Northern Ohio, (MBIA
Insured), Series 1999
6.910% due 08/01/2001                                     1,500           1,512
                                                                   ------------
Total Municipal Bonds & Notes                                             5,666
(Cost $5,510)                                                      ------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 1.2%
--------------------------------------------------------------------------------
Fannie Mae
  5.440% due 03/13/2002 (d)                               6,100           6,128
Federal Farm Credit Bank
  2.868% due 02/14/2002 (d)                                 600             602
Federal Home Loan Bank
  5.917% due 02/15/2002 (d)                               2,485           2,497
SallieMae
  6.779% due 10/25/2004 (d)                                  56              56
  6.787% due 04/25/2006 (d)                               1,245           1,243
  6.694% due 01/25/2007 (d)                                 249             249
                                                                   ------------
Total U.S. Government Agencies                                           10,775
(Cost $10,662)                                                     ------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 107.8%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (g)
  3.625% due 07/15/2002 (b)(c)                          192,506         196,296
  3.375% due 01/15/2007 (c)                             166,955         168,782
  3.625% due 01/15/2008                                 163,335         167,163
  3.875% due 01/15/2009 (c)                             151,184         157,231
  3.625% due 04/15/2028                                  94,944          96,813
  3.875% due 04/15/2029 (c)                             170,847         182,379
                                                                   ------------
Total U.S. Treasury Obligations                                         968,664
(Cost $935,531)                                                    ------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 2.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 2.0%
Bear Stearns Adjustable Rate Mortgage Trust
  7.674% due 11/25/2030 (d)                               4,754           4,775
CMC Securities Corp.
  6.000% due 11/25/2008                                     207             207
Fannie Mae
  5.462% due 10/25/2008 (d)                                 108             108
  6.500% due 02/25/2029                                     126             105
Freddie Mac
  7.000% due 07/15/2022                                   1,827           1,837
  6.500% due 01/25/2028                                     100              98
  7.000% due 10/15/2030                                   3,000           3,069
GMAC Commercial Mortgage Asset Corp.
  5.307% due 07/20/2002 (d)                               7,401           7,401
                                                                   ------------
                                                                         17,600
                                                                   ------------
Fannie Mae 0.0%
  9.021% due 10/01/2024 (d)                                 410             424
                                                                   ------------
Federal Housing Administration 0.0%
  7.430% due 12/01/2020                                     296             296
                                                                   ------------
Total Mortgage-Backed Securities                                         18,320
(Cost $18,228)                                                     ------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 3.9%
--------------------------------------------------------------------------------
AESOP Funding II LLC
  5.830% due 11/20/2006 (d)                              14,000          13,924
AFC Home Equity Loan Trust
  5.270% due 03/25/2027 (d)                                 170             170
American Residential Eagle Trust
  5.870% due 07/25/2029 (d)                               5,453           5,466
Asset Backed Securities Corp. Home Equity
  5.377% due 06/21/2029 (d)                               4,451           4,465
Conseco Finance
  7.890% due 07/15/2018                                   2,000           2,095
  8.170% due 12/15/2025                                   2,000           2,103
Conseco Finance Home Loan Trust
  8.880% due 06/15/2024                                     750             797
EQCC Home Equity Loan Trust
  5.483% due 03/20/2029 (d)                                 165             165
IMC Home Equity Loan Trust
  6.610% due 06/20/2013                                      28              28
MMCA Automobile Trust
  6.300% due 06/15/2002                                     567             568
Onyx Acceptance Auto Trust
  6.590% due 09/15/2002                                     187             188
  6.350% due 10/15/2003                                     239             239

86  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
SallieMae
     6.481% due 07/25/2004 (d)                      $        52    $         52
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                  177             178
Voicestream Vender Facility
     9.620% due 06/30/2009                                5,000           4,965
                                                                   ------------
Total Asset-Backed Securities                                            35,406
(Cost $35,210)                                                     ------------
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 0.0%
--------------------------------------------------------------------------------
United Mexican States
     0.000% due 06/30/2003                                  718               9
                                                                   ------------
Total Sovereign Issues                                                        9
(Cost $0)                                                          ------------
--------------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f)1.1%
--------------------------------------------------------------------------------
Caisse D'amort Dette Soc
     3.800% due 07/25/2006                        EC      5,084           4,553
Commonwealth of New Zealand
     4.500% due 02/15/2016                        N$      4,800           2,127
Newcourt Credit Group, Inc.
     7.625% due 06/28/2001                        C$        500             318
Republic of France
     3.000% due 07/25/2009                        EC      2,553           2,177
United Mexican States
     1.352% due 12/31/2019 (d)                    JY     70,000             547
                                                                   ------------
Total Foreign Currency-Denominated Issues                                 9,722
(Cost $10,365)                                                     ------------
--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 0.4%
--------------------------------------------------------------------------------
Industrial 0.4%
Nabors Industries, Inc.
     0.010% due 06/20/2020                          $     5,000           3,538
                                                                   ------------
Total Convertible Bonds & Notes                                           3,538
(Cost $3,097)                                                      ------------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 20.6%
--------------------------------------------------------------------------------
Commercial Paper 20.5%
Abbey National North America
     5.240% due 04/10/2001                                2,200           2,197
     4.930% due 08/01/2001                                7,100           6,983
American Express Credit Corp            .
     5.300% due 04/04/2001                                5,000           4,999
     6.250% due 04/06/2001                                4,700           4,697
     6.360% due 04/06/2001                                  600             600
Becton Dickinson & Co.
     6.110% due 04/09/2001                                  600             599
Campbell Soup Co.
     6.270% due 04/16/2001                                  300             299
Coca-Cola Co.
     5.140% due 04/12/2001                                2,000           1,997
Fannie Mae
     4.700% due 05/16/2001                                  500             497
Federal Farm Credit Bank
     4.630% due 08/29/2001                               19,000          18,624
General Electric Capital Corp.
     5.470% due 04/18/2001                                  700             699
     4.900% due 04/25/2001                                8,700           8,673
     5.350% due 05/09/2001                                9,000           8,951
     4.870% due 05/30/2001                                8,500           8,433
     4.600% due 07/18/2001                                1,600           1,577
Halifax PLC
     5.300% due 06/06/2001                               12,500          12,386
     5.010% due 08/08/2001                                  900             884
KFW International Finance, Inc.
     5.170% due 06/27/2001                               19,000          18,778
     5.010% due 08/08/2001                                  600             590
National Rural Utilities Cooperative
Finance Corp.
     5.130% due 04/17/2001                                7,000           6,985
     5.280% due 04/19/2001                                4,300           4,289
     4.880% due 05/25/2001                                6,600           6,553
SBC Communications, Inc.
   5.290% due 04/10/2001                                  6,400           6,392
Swedbank, Inc.
   5.020% due 08/08/2001                                  4,600           4,521
UBS Finance, Inc.
   5.470% due 04/09/2001                                  4,400           4,395
   5.410% due 05/16/2001                                    600             596
   5.290% due 06/13/2001                                 12,500          12,375
   5.040% due 08/02/2001                                  2,500           2,459
   5.070% due 08/08/2001                                  1,500           1,474
   5.040% due 08/15/2001                                  2,800           2,749
   4.750% due 09/05/2001                                  3,000           2,938
   4.740% due 09/06/2001                                  8,600           8,422
Verizon Global Funding
   5.010% due 05/16/2001                                 10,000           9,939
   4.950% due 06/15/2001                                  3,500           3,464
Walt Disney Co.
   4.900% due 08/07/2001                                  5,000           4,914
                                                                   ------------
                                                                        184,928
                                                                   ------------
Repurchase Agreement 0.1%
State Street Bank
   4.600% due 04/02/2001                                    673             673
   (Dated 03/30/2001. Collateralized by
   Freddie Mac
   6.680% due 12/28/2001 valued at $690.
   Repurchase proceeds are $673.)
                                                                   ------------
Total Short-Term Instruments                                            185,601
(Cost $185,577)                                                    ------------

Total Investments (a) 173.3%                                       $  1,558,398
(Cost $1,524,018)

Other Assets and Liabilities (Net) (73.3%)                             (659,298)
                                                                   ------------
Net Assets 100.0%                                                  $    899,122
                                                                   ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,524,669 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was an excess
of value over tax cost.                                            $     36,825

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (3,096)
                                                                   ------------
Unrealized appreciation-net                                        $     33,729
                                                                   ------------
(b) Securities with an aggregate market value of $889 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                           # of      Unrealized
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (06/2001)                          85    $        (88)
United Kingdom 90 Day LIBOR Futures (09/2002)                38              (3)
                                                                   ------------
                                                                   $        (91)
                                                                   ------------
(c) Subject to financing transaction.

(d) Variable rate security. The rate listed is as of March 31, 2001.

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 87

Real Return Bond Fund
March 31, 2001

--------------------------------------------------------------------------------
(e) Foreign forward currency contracts outstanding at March 31, 2001:

                           Principal
                              Amount                                 Unrealized
                          Covered by      Settlement              Appreciation/
Type      Currency          Contract           Month             (Depreciation)
--------------------------------------------------------------------------------
Sell            C$               560         04/2001               $          7
Buy             EC             7,813         04/2001                        (26)
Sell                           7,813         04/2001                        372
Sell                           7,813         06/2001                         26
Sell            JY            78,994         04/2001                         35
Buy                           78,994         04/2001                        (15)
Sell                          78,994         06/2001                         15
Sell            N$             5,169         04/2001                         89
                                                                   ------------
                                                                   $        503
                                                                   ------------

(f) Principal amount denoted in indicated currency:

        C$ - Canadian Dollar
        EC - Euro
        JY - Japanese Yen
        N$ - New Zealand Dollar

(g) Principal amount of security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2001:

                                                       Notional      Unrealized
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                     $    10,000    $       (735)

Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                           5,000            (235)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $5,000 in exchange for shares of Nabors Industries, Inc. due 6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                           3,042            (116)

Receive fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                           1,000               0
                                                                   ------------
                                                                   $     (1,086)
                                                                   ------------

(i) Security is in default.

88  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

PIMCO Schedule of Investments A, B, and C Classes
Short-Term Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 63.1%
--------------------------------------------------------------------------------
Banking & Finance 36.6%
ABN AMRO Bank
  6.625% due 10/31/2001                             $     2,000    $      2,019
AT&T Capital Corp.
  7.000% due 08/15/2001                                   2,300           2,313
Banco Nacional Obra Services
  9.625% due 11/15/2003                                   3,900           4,115
Bank One Corp.
  5.681% due 01/24/2002 (d)                               2,000           2,002
BankBoston Corp.
  6.125% due 03/15/2002                                   1,000           1,010
Bear Stearns Co., Inc.
  5.270% due 09/21/2004 (d)                               3,900           3,901
Chrysler Financial Corp. LLC
  5.690% due 11/15/2001                                   1,200           1,204
CIT Group, Inc.
  5.190% due 09/13/2002 (d)                               6,300           6,282
Citigroup, Inc.
  5.500% due 08/19/2003 (d)                              11,040          11,273
DaimlerChrysler Financial Services North
America LLC
  5.250% due 10/22/2001                                   2,800           2,788
Dime Bancorp, Inc.
  7.000% due 07/25/2001                                   2,400           2,406
Donaldson, Lufkin & Jenrette, Inc.
  6.258% due 07/18/2003 (d)                               8,000           8,024
DQE Capital Corp.
  6.178% due 01/15/2002 (d)                               2,000           2,001
Export-Import Bank Korea
  6.500% due 02/10/2002 (d)                               1,000           1,006
First USA Bank
  5.458% due 05/15/2002 (d)                               6,000           5,999
Ford Credit Canada
  5.180% due 12/16/2002 (d)                              10,000           9,990
Ford Motor Credit Co.
  5.400% due 08/27/2006 (d)                               6,840           6,840
  5.092% due 03/19/2002 (d)                               4,295           4,286
  5.322% due 06/02/2003 (d)                               2,500           2,497
  6.178% due 07/18/2005 (d)                              10,000           9,842
General Motors Acceptance Corp.
  5.510% due 08/18/2003 (d)                              16,575          16,560
  6.396% due 01/20/2004 (d)                               3,900           3,900
Golden State Holdings
  6.750% due 08/01/2001 (d)                               7,000           6,984
Goldman Sachs Group, Inc.
  5.971% due 01/17/2003 (d)                               5,000           5,009
Heller Financial, Inc.
  5.116% due 06/25/2001 (d)                                 800             800
  5.888% due 04/22/2002 (d)                              12,900          12,899
  6.500% due 07/22/2002                                   1,000           1,015
Korea Development Bank
  7.125% due 09/17/2001                                   2,604           2,621
  7.900% due 02/01/2002                                     900             913
  7.625% due 10/01/2002                                   2,500           2,564
Lehman Brothers Holdings, Inc.
  6.110% due 05/07/2002 (d)                               3,000           3,016
  6.771% due 04/04/2003 (d)                               3,000           3,004
MBNA Corp.
  5.360% due 09/13/2001 (d)                               5,000           5,005
Merrill Lynch & Co.
  5.805% due 08/01/2003 (d)                               4,000           4,011
Morgan Stanley, Dean Witter & Co.
  5.722% due 01/28/2002 (d)                               8,600           8,616
National Consumer Coop Bank
  7.151% due 04/02/2001 (d)                              16,000          16,000
  6.410% due 10/26/2001 (d)                              10,000          10,010
Paine Webber Group, Inc.
  6.238% due 07/15/2002 (d)                              10,000          10,057
Protective Life Funding Trust
  6.088% due 01/17/2003 (d)                               2,000           2,003
PS Colorado Credit Corp.
  5.843% due 05/30/2002 (d)                               2,000           1,998
Qwest Capital Funding, Inc.
  6.875% due 08/15/2001                                  15,430          15,522
Salomon, Smith Barney Holdings
  3.650% due 02/14/2002                                   3,312           3,330
  6.018% due 07/18/2007 (d)                               5,000           5,011
Transamerica Finance Corp.
  5.307% due 12/14/2001 (d)                               4,000           4,001
U.S. Bancorp
  5.755% due 02/03/2003 (d)                               3,700           3,714
                                                                   ------------
                                                                        238,361
                                                                   ------------
Industrials 15.2%
Air Canada
  6.037% due 07/31/2005 (d)                               1,636           1,516
Clear Channel Communications, Inc.
  5.583% due 06/15/2002 (d)                                 900             903
Coastal Corp.
  6.125% due 07/21/2003 (d)                               5,000           5,014
DaimlerChrysler North America Holding Corp.
  6.670% due 09/25/2001                                   2,000           2,016
  6.670% due 02/15/2002                                   5,900           5,989
  5.640% due 08/23/2002 (d)                               5,800           5,752
  5.153% due 09/16/2002 (d)                               7,000           6,921
  5.790% due 12/16/2002 (d)                               2,100           2,091
Enron Corp.
  5.510% due 09/10/2001 (d)                               3,000           3,002
HCA - The Healthcare Co.
  6.442% due 09/19/2002 (d)                              10,000           9,999
Lockheed Martin Corp.
  6.850% due 05/15/2001                                  10,000          10,014
Petroleos Mexicanos
  7.768% due 07/15/2005 (d)                               2,000           2,005
  9.375% due 12/02/2008                                   1,000           1,043
Racers
  5.713% due 03/03/2003 (d)                              10,000          10,005
Raytheon Co.
  5.738% due 08/10/2001 (d)                              10,000          10,012
Safeway, Inc.
  7.000% due 09/15/2002                                   9,300           9,471
Staples, Inc.
  6.195% due 11/26/2001 (d)                               1,400           1,402
Time Warner, Inc.
  6.100% due 12/30/2001                                   3,000           3,012
Tyco International Group SA
   6.125% due 06/15/2001                                  6,074           6,079
Waste Management, Inc.
  7.125% due 06/15/2001                                   3,000           3,004
                                                                   ------------
                                                                         99,250
                                                                   ------------
Utilities 11.3%
Allete
  6.498% due 10/20/2003 (d)                               8,800           8,809
Appalachian Power Co.
  5.360% due 06/27/2001 (d)                                 900             900
British Telecommunications PLC
  6.078% due 12/15/2003 (d)                               5,000           5,002
Central Power & Light Co.
  5.830% due 02/22/2002 (d)                               2,000           2,002
CenturyTel, Inc.
  7.750% due 10/15/2002                                   2,000           2,037
Commonwealth Edison Co.
  5.527% due 09/30/2003 (d)                               2,000           2,001
Deutsche Telekom AG
  7.750% due 06/15/2005                                   5,000           5,166
Dominion Resources, Inc.
  5.683% due 09/16/2002 (d)                               6,500           6,526
Exelon Corp.
  5.625% due 11/01/2001                                   2,000           2,006
Indiana Michigan Power Co.
  5.713% due 09/03/2002 (d)                               1,000           1,001
Nevada Power Co.
  5.990% due 08/20/2001 (d)                               5,000           5,005
Oneok, Inc.
  6.231% due 04/24/2002 (d)                               5,000           5,009
Pacific Gas & Electric Co.
  7.575% due 10/31/2001 (c)(d)                            1,900           1,568
  7.375% due 11/01/2005 (c)                               5,000           3,825

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 89

Short-Term Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Sierra Pacific Resources
     6.298% due 04/20/2002 (d)                      $     3,000    $      2,550
     6.248% due 04/20/2003 (d)                            5,000           4,251
Texas Utilities Electric Co.
     5.650% due 12/20/2002 (d)                            3,090           3,091
Williams Cos., Inc.
     5.888% due 11/15/2001 (d)                            7,500           7,511
WorldCom, Inc.
     5.575% due 11/26/2001 (d)                            3,700           3,690
     7.375% due 01/15/2003                                1,500           1,518
                                                                   ------------
                                                                         73,468
                                                                   ------------
Total Corporate Bonds & Notes                                           411,079
(Cost $412,244)                                                    ------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 0.3%
--------------------------------------------------------------------------------
North Carolina 0.3%
North Carolina State Education Assistance
Authority Revenue Bonds, (GTD Insured), Series 2000
     5.263% due 06/01/2009 (d)                            2,000           2,000
                                                                   ------------
Total Municipal Bonds & Notes                                             2,000
(Cost $2,000)                                                      ------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 24.5%
--------------------------------------------------------------------------------
Fannie Mae
     5.750% due 04/15/2003                                  850             869
Federal Home Loan Bank
     6.750% due 02/01/2002                               70,000          70,244
     6.375% due 11/15/2002                               86,200          88,571
                                                                   ------------
Total U.S. Government Agencies                                          159,684
(Cost $156,977)                                                    ------------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 44.4%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (k)
     3.625% due 07/15/2002                              149,347         152,287
     3.625% due 01/15/2008 (j)                           65,247          66,777
U.S. Treasury Notes
     6.375% due 01/31/2002                               70,000          70,175
                                                                   ------------
Total U.S. Treasury Obligations                                         289,239
(Cost $286,251)                                                    ------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 28.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 15.4%
Bayview Financial Revolving Mortgage
     6.350% due 08/25/2029 (d)                            2,000           2,017
CDC Depositor Trust I
     5.642% due 12/14/2001 (d)                              361             362
CMC Securities Corp.
     7.500% due 02/25/2023                                  814             812
Dime Savings
     7.292% due 11/01/2018 (d)                              170             157
DLJ Acceptance Trust
     8.290% due 10/17/2020 (d)                              433             444
DLJ Mortgage Acceptance Corp.
     7.788% due 09/01/2021 (d)                               20              20
Donaldson, Lufkin & Jenrette, Inc.
     6.227% due 05/01/2026 (d)                               78              79
Fannie Mae
     7.250% due 04/25/2007                                  604             604
     6.000% due 02/25/2008                                  862             866
     6.264% due 07/25/2008 (d)                            1,216           1,218
     6.000% due 12/18/2014                                2,874           2,875
     6.250% due 06/18/2015                                  867             869
     6.000% due 08/18/2016                               22,706          22,828
     6.150% due 09/25/2016                                3,233           3,233
     7.000% due 09/18/2017                                6,056           6,083
     5.650% due 10/25/2017 (d)                            4,539           4,573
     5.875% due 03/25/2018                                   15              15
     7.000% due 12/25/2019                                9,025           9,081
     6.000% due 08/25/2020                                1,585           1,586
     5.000% due 02/25/2022                                    7               7
     6.500% due 09/18/2023                                1,520           1,536
     8.915% due 06/25/2032                                7,877           8,286
First Nationwide Trust
     7.357% due 10/25/2018 (d)                                3               3
Freddie Mac
     7.000% due 08/15/2006                                3,680           3,730
     6.750% due 03/15/2007                                  585             589
     6.500% due 10/25/2014                                3,503           3,538
     6.000% due 01/15/2019                                  786             789
     6.000% due 07/15/2019                                3,161           3,168
     5.437% due 06/15/2023 (d)                              362             363
General Electric Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                                4,395           4,433
Greenwich Capital Acceptance, Inc.
     7.709% due 04/25/2022 (d)                               48              48
     8.056% due 10/25/2022 (d)                               19              19
Housing Securities, Inc.
     6.000% due 02/25/2008                                   94              94
Independent National Mortgage Corp.
     7.250% due 11/25/2010                                3,534           3,570
Prudential Home Mortgage Securities
     6.950% due 11/25/2022                                  233             230
Prudential-Bache Trust
     6.764% due 09/01/2018 (d)                               20              20
Residential Funding Mortgage Securities, Inc.
     7.142% due 12/01/2018                                  930             949
Resolution Trust Corp.
     7.441% due 05/25/2029 (d)                              483             494
TMA Mortgage Funding Trust
     5.430% due 01/25/2029 (d)                            7,767           7,767
Washington Mutual
     7.174% due 01/25/2040                                2,952           3,044
                                                                   ------------
                                                                        100,399
                                                                   ------------
Fannie Mae 0.5%
     7.000% due 06/01/2003                                1,885           1,918
     8.500% due 01/01/2026                                1,453           1,519
                                                                   ------------
                                                                          3,437
                                                                   ------------
Freddie Mac 0.1%
     7.500% due 11/01/2001                                  756             760
                                                                   ------------
Government National Mortgage Association 12.5%
     6.000% due 04/20/2030-05/20/2030 (d)(e)             23,076          23,279
     6.500% due 03/20/2030 (d)                           22,861          23,055
     7.375% due 02/20/2024 (d)                            9,220           9,353
     7.380% due 04/20/2025 (d)                              419             426
     7.625% due 11/20/2026 (d)                           10,231          10,485
     7.750% due 09/20/2023-08/20/2027 (d)(e)              6,083           6,229
     8.000% due 04/23/2031                                3,950           4,077
     8.500% due 06/20/2027                                4,160           4,307
                                                                   ------------
                                                                         81,211
                                                                   ------------
Stripped Mortgage-Backed Securities 0.1%
ABN AMRO Mortgage Corp. (IO)
     6.750% due 08/25/2029                                  517              42
Fannie Mae (IO)
     7.000% due 07/25/2006                                  776              21
     6.500% due 06/25/2017                                   74               0
     6.500% due 10/25/2023                                1,074             120
Freddie Mac (IO)
     7.000% due 06/15/2019                                2,976             140
                                                                   ------------
                                                                            323
                                                                   ------------
Total Mortgage-Backed Securities                                        186,130
(Cost $184,862)                                                    ------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 9.1%
--------------------------------------------------------------------------------
Advanta Revolving Home Equity Loan Trust
     5.420% due 01/25/2024 (d)                              187             187
American Residential Eagle Trust
     5.390% due 07/25/2029 (d)                            1,454           1,458
Associates Manufactured Housing
     7.000% due 03/15/2027                                  163             164
Brazos Student Loan Finance Co.
     6.475% due 06/01/2023 (d)                           20,000          19,955

90  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Capital Asset Research Funding LP
   6.400% due 12/15/2004                            $     1,542    $      1,544
CS First Boston Mortgage Securities Corp.
   5.423% due 12/15/2030 (d)                              3,842           3,846
Delta Funding Home Equity Loan Trust
   5.573% due 09/15/2029 (d)                              1,543           1,549
First Security Auto Owner Trust
   5.580% due 06/15/2003                                  3,546           3,554
Ford Credit Auto Owner Trust
   5.810% due 03/15/2002                                    121             122
Green Tree Home Improvement Loan Trust
   5.333% due 08/15/2029 (d)                              1,497           1,495
Metris Master Trust
   5.657% due 04/20/2006 (d)                              6,000           6,043
MLCC Mortgage Investors, Inc.
   5.543% due 03/15/2025 (d)                              2,763           2,774
Onyx Acceptance Auto Trust
   6.180% due 04/15/2002                                      2               2
Salomon Brothers Mortgage Securities VII
   5.390% due 12/25/2029 (d)                              3,934           3,944
   5.400% due 07/25/2029 (d)                              2,731           2,736
   5.743% due 12/15/2029 (d)                              2,000           2,006
   7.768% due 11/15/2029 (d)                              1,369           1,375
Saxon Asset Securities Trust
   7.585% due 12/25/2014                                  3,100           3,121
The Money Store Home Equity Trust
   6.635% due 09/15/2014                                  2,163           2,167
   6.345% due 11/15/2021                                     60              60
UAF Auto Grantor Trust
   6.100% due 06/15/2004                                    676             681
UniCapital Equipment Contract
   6.540% due 07/23/2002                                    435             435
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                    213             214
                                                                    -----------
Total Asset-Backed Securities                                            59,432
(Cost $59,230)                                                      -----------
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 0.6%
--------------------------------------------------------------------------------
Republic of Brazil
   7.625% due 04/15/2006 (d)                              1,760           1,595
Republic of Croatia
   7.000% due 02/27/2002                                  1,000           1,002
Republic of Panama
   7.875% due 02/13/2002                                  1,000           1,009
                                                                    -----------
Total Sovereign Issues                                                    3,606
(Cost $3,669)                                                       -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 7.2%
--------------------------------------------------------------------------------
Commercial Paper 7.1%
Abbey National North America
   5.070% due 05/02/2001                                    300             299
American Express Credit Corp.
   5.150% due 04/04/2001                                 10,000           9,997
Coca-Cola Co.
   4.990% due 04/12/2001                                  1,700           1,698
Federal Home Loan Bank
   4.675% due 09/07/2001                                  1,900           1,860
General Electric Capital Corp.
   5.290% due 06/06/2001                                    200             198
H.J. Heinz Co.
   4.860% due 05/01/2001                                  3,000           2,988
Morgan Stanley, Dean Witter, Discover & Co.
   5.050% due 04/11/2001                                 10,000           9,987
National Rural Utilities Cooperative
Finance Corp.
   4.910% due 05/25/2001                                 10,000           9,928
Reseau Ferre De France
   4.620% due 08/16/2001                                  4,000           3,927
UBS Finance, Inc.
   5.830% due 06/06/2001                                    100              99
Williams Cos., Inc.
   7.231% due 04/10/2001                                  5,600           5,602
                                                                   ------------
                                                                         46,583
                                                                   ------------
Repurchase Agreement 0.1%
State Street Bank
   4.600% due 04/02/2001                                    424             424
   (Dated 03/30/2001. Collateralized by Freddie Mac                 -----------
   7.000% due 03/15/2010 valued at $435.
   Repurchase proceeds are $424.)

U.S. Treasury Bills 0.0%
   4.890% due 05/17/2001 (b)                                 50              50
                                                                    -----------

Total Short-Term Instruments                                             47,057
(Cost $47,059)                                                      -----------

Total Investments (a) 177.8%                                        $ 1,158,227
(Cost $1,152,292)

Other Assets and Liabilities (Net)(77.8%)                              (507,054)
                                                                    -----------
Net Assets 100.0%                                                   $   651,173
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,152,249 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was an excess of value
over tax cost.                                                      $     9,111

Aggregate gross unrealized depreciation
for all investments in which there was an excess of tax
cost over value.                                                         (3,133)
                                                                    -----------
Unrealized appreciation-net                                         $     5,978
                                                                    -----------

(b) Securities with an aggregate market value of $50 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                           # of      Unrealized
Type                                                  Contracts    Appreciation
--------------------------------------------------------------------------------
United Kingdom 90 Day LIBOR Futures (03/2002)                30     $        23
United Kingdom 90 Day LIBOR Futures (06/2002)                30              22
United Kingdom 90 Day LIBOR Futures (09/2002)                30              21
United Kingdom 90 Day LIBOR Futures (12/2002)                30              22
                                                                    ------------
                                                                    $        88
                                                                    ------------
(c) Security is in default.

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Foreign forward currency contracts outstanding at March 31, 2001:

                          Principal
                             Amount
                         Covered by          Settlement             Unrealized
Type         Currency      Contract               Month           Appreciation
--------------------------------------------------------------------------------
Sell               BP           525             05/2001             $       25
Sell               N$            40             04/2001                      1
                                                                    -----------
                                                                    $       26
                                                                    -----------

(g) Principal amount denoted in indicated currency:

        BP    - British Pound
        N$    - New Zealand Dollar


                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 91

Short-Term Fund
March 31, 2001

--------------------------------------------------------------------------------
(h) Swap agreements outstanding at March 31, 2001:

                                                       Notional      Unrealized
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                     $     5,000     $     (367)

Receive fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                           5,000               0

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp.
6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                           4,000               0
                                                                    -----------
                                                                    $      (367)
                                                                    -----------
(i) Reverse repurchase agreements were entered into on various days paying various interest rates. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                                   Maturity           Value
--------------------------------------------------------------------------------
Entered into on March 26, 2001 paying interest at 4.880%
Government National Mortgage Assn. 7.375%            02/20/2024     $     9,353
Government National Mortgage Assn. 7.625%            11/20/2026          10,485
Government National Mortgage Assn. 6.000%            05/20/2030          11,116
Government National Mortgage Assn. 6.000%            04/20/2030          12,163
Entered into on March 27, 2001 paying interest at 4.940%
Fannie Mae 7.000%                                    12/25/2019           9,081
Fannie Mae 6.000%                                    08/18/2016          22,828
                                                                    -----------
                                                                    $    75,026
                                                                    -----------
(j) Subject to financing transaction.

(k) Principal amount of the security is adjusted for inflation.

(l) Short sales open at March 31, 2001 was as follows:


                       Coupon
Type                      (%)     Maturity     Par        Value        Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Notes     5.750   10/31/2002  87,500  $    89,587     $    87,412
U.S. Treasury Notes     6.375   01/31/2002  70,000       70,175          70,113
U.S. Treasury Notes     3.625   07/15/2002  64,671       65,944          65,495
Federal Home Loan Bank  6.750   02/01/2002  70,000       70,244          70,094
                                                    ---------------------------
                                                    $   295,950     $   293,114
                                                    ---------------------------


92 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

PIMCO Schedule of Investments A, B, and C Classes
StocksPLUS Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 29.0%
--------------------------------------------------------------------------------
Banking & Finance 11.7%
Atlas Reinsurance PLC
   9.820% due 10/04/2004 (d)                        $     7,000     $     7,000
Bear Stearns Co., Inc.
   6.125% due 02/01/2003                                  1,100           1,109
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                                  1,193           1,226
Capital One Bank
   7.610% due 06/23/2003 (d)                              5,400           5,282
Chrysler Financial Corp. LLC
   5.745% due 02/10/2003 (d)                              9,600           9,476
Donaldson, Lufkin & Jenrette, Inc.
   6.022% due 04/25/2003 (d)                              6,900           6,903
Ford Credit Canada
   6.820% due 12/16/2002 (d)                              3,800           3,796
Ford Motor Credit Co.
   6.699% due 03/19/2002 (d)                                590             589
   5.938% due 07/16/2002 (d)                              6,800           6,798
   6.850% due 03/17/2003 (d)                                500             496
General Motors Acceptance Corp.
   6.190% due 04/15/2001 (d)                              1,000           1,001
Gold Eagle Capital Ltd.
   11.078% due 04/15/2001 (d)                            10,000          10,000
Golden State Holdings
   6.525% due 08/01/2003 (d)                              6,000           5,815
Lehman Brothers Holdings, Inc.
   6.972% due 06/03/2002 (d)                                600             601
   6.478% due 07/15/2002 (d)                              3,005           3,025
MBNA Corp.
   6.980% due 09/13/2001 (d)                              3,100           3,103
Nacional Financiera
   8.575% due 05/08/2003 (d)                              6,000           6,134
National Australia Bank Ltd.
   7.385% due 05/19/2010 (d)                             11,700          11,781
NationsBank Corp.
   3.733% due 02/18/2002 (d)                                100             100
Old Kent Bank
   6.275% due 11/01/2005 (d)                              4,500           4,495
Republic New York Corp.
   6.652% due 10/28/2002 (d)                                100             100
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (g)                              3,400           3,419
   6.980% due 02/11/2003 (d)                              5,000           5,007
   6.530% due 03/26/2003 (d)                              5,000           5,013
Western Capital
   10.665% due 01/07/2003                                16,300          16,310
                                                                    -----------
                                                                        118,579
                                                                    -----------
Industrials 8.5%
Air Canada
   6.037% due 07/31/2005 (d)                              9,818           9,094
Cemex SA de CV
   9.250% due 06/17/2002                                    300             309
Clear Channel Communications, Inc.
   7.210% due 06/15/2002 (d)                                600             602
CSX Corp.
   7.365% due 06/24/2002 (d)                              6,900           6,905
Enron Corp.
   5.510% due 09/10/2001 (d)                              1,000           1,001
   8.000% due 08/15/2005                                  1,100           1,180
Kroger Co.
   6.340% due 06/01/2001                                  2,000           2,002
Petroleos Mexicanos
   7.768% due 07/15/2005 (d)                             20,000          20,050
Raytheon Co.
   5.738% due 08/10/2001 (d)                              8,900           8,910
Rollins Truck Leasing Co.
   8.250% due 05/01/2002                                 29,900          30,708
TCI Communications, Inc.
   7.236% due 03/11/2003 (d)                              4,000           4,024
TRW, Inc.
   6.450% due 06/15/2001                                    400             400
Waste Management, Inc.
   6.000% due 05/15/2001                                  1,500           1,498
                                                                    -----------
                                                                         86,683
                                                                    -----------
Utilities 8.8%
British Telecommunications PLC
   7.722% due 12/15/2003 (d)                             10,300          10,304
Central Power & Light Co.
   7.420% due 11/23/2001 (d)                              3,600           3,604
El Paso Energy Corp.
   6.328% due 07/15/2001 (d)                              4,800           4,803
Entergy Arkansas, Inc.
   7.720% due 03/01/2003                                  3,700           3,829
Marlin Water Trust
   7.090% due 12/15/2001                                  4,049           4,085
Montana Power Co.
   7.000% due 04/06/2001 (d)                              1,200           1,201
Nevada Power Co.
   5.623% due 06/12/2001 (d)                             13,000          13,000
Niagara Mohawk Power Co.
   7.125% due 07/01/2001                                  6,805           6,833
Sprint Capital Corp.
   6.927% due 06/10/2002 (d)                              1,100           1,102
System Energy Resources, Inc.
   7.710% due 08/01/2001                                    250             252
Texas Utilities Corp.
   7.210% due 06/25/2001 (d)                              1,900           1,900
   5.940% due 10/15/2001                                 28,725          28,860
   6.410% due 11/21/2001                                  1,000           1,009
Western Massachusetts Electric Co.
   7.750% due 12/01/2002                                  1,882           1,884
Williams Cos., Inc.
   7.180% due 11/15/2001 (d)                              6,900           6,910
                                                                    -----------
                                                                         89,576
                                                                    -----------
Total Corporate Bonds & Notes                                           294,838
(Cost $292,845)                                                     -----------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 13.3%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (g)
   3.625% due 07/15/2002 (b)                            114,252         116,500
   3.625% due 01/15/2008                                 17,775          18,192
                                                                    -----------
Total U.S. Treasury Obligations                                         134,692
(Cost $131,282)                                                     -----------
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 75.5%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 14.7%
Bank Mart
   6.883% due 03/01/2019 (j)                              3,908           3,961
California Federal Savings & Loan
   7.323% due 07/25/2018 (d)                                 19              19
Countrywide Home Loans
   6.050% due 04/25/2029                                  4,653           4,678
CS First Boston Mortgage Securities Corp.
   6.960% due 01/20/2004                                  1,710           1,746
DLJ Acceptance Trust
   7.910% due 10/17/2020 (d)                                123             126
Fannie Mae
   5.700% due 06/25/2017                                     62              62
   6.761% due 04/25/2020 (d)                                 18              18
   6.500% due 05/18/2024                                  2,976           3,011
Freddie Mac
   7.000% due 06/15/2023                                    107             107
   6.500% due 08/15/2023                                  6,446           6,499
Fund America Investors Corp. II
   8.079% due 06/25/2023 (d)                                 97              97
General Electric Capital Mortgage Services, Inc.
   6.300% due 09/25/2023                                  1,616           1,620
   6.250% due 10/25/2028                                    614             617
   6.250% due 12/25/2028                                  1,464           1,406
Government National Mortgage Association
   6.220% due 02/16/2030 (d)                             13,670          13,704
   7.250% due 02/16/2030 (d)                             23,419          23,463
   6.070% due 02/16/2030 (d)                             24,934          25,059
   6.236% due 06/20/2030 (d)                             18,358          18,387
   6.236% due 09/20/2030 (d)                                289             290


                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 93

StocksPLUS Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Greenwich Capital Acceptance, Inc.
   8.302% due 04/25/2022 (d)                        $       166     $       165
   8.230% due 10/25/2022 (d)                                  5               5
Housing Securities, Inc.
   7.320% due 07/25/2032 (d)                                400             400
J.P. Morgan & Co., Inc.
   6.817% due 01/25/2018 (d)                                237             232
Norwest Asset Securities Corp.
   6.750% due 08/25/2029                                  7,443           7,507
PNC Mortgage Securities Corp.
   6.625% due 03/25/2028                                  6,557           6,603
   7.500% due 05/25/2040 (d)                              5,511           5,589
Resecuritization Mortgage Trust
   5.991% due 04/26/2021 (d)                                217             215
Residential Funding Mortgage
Securities, Inc.
   6.798% due 03/25/2018 (d)                              1,395           1,387
Resolution Trust Corp.
   8.000% due 06/25/2026                                    562             565
Structured Asset Mortgage Investments, Inc.
   9.030% due 06/25/2029 (d)                             16,209          17,417
Structured Asset Securities Corp.
   7.599% due 09/25/2036 (d)                                735             749
TMA Mortgage Funding Trust
   5.430% due 01/25/2029 (d)                              3,911           3,911
                                                                    -----------
                                                                        149,615
                                                                    -----------
Fannie Mae 12.4%
   6.252% due 12/01/2023 (d)                                 20              20
   6.320% due 05/01/2017 (d)                                229             233
   6.328% due 02/01/2027-02/01/2031 (d)(i)                  686             696
   6.446% due 04/01/2018-08/01/2029 (d)(i)                2,677           2,721
   6.500% due 09/01/2005                                  4,723           4,811
   7.500% due 04/16/2031                                 80,000          81,750
   7.900% due 05/01/2022 (d)                                224             225
   8.000% due 04/16/2031                                 34,000          35,063
                                                                    -----------
                                                                        125,519
                                                                    -----------
Freddie Mac 0.3%
   6.768% due 07/01/2019 (d)                              2,373           2,409
   7.616% due 12/01/2022 (d)                                507             519
   8.161% due 06/01/2022 (d)                                314             320
   8.500% due 04/01/2025-06/01/2025 (i)                     181             190
                                                                    -----------
                                                                          3,438
                                                                    -----------
Government National Mortgage Association 48.0%
   6.750% due 07/20/2018-08/20/2026 (d)(i)               14,714          15,064
   7.000% due 04/23/2031                                101,000         102,579
   7.125% due 12/20/2022-12/20/2027 (d)(i)                6,462           6,624
   7.375% due 02/20/2026-02/20/2028 (d)(i)               14,566          14,756
   7.500% due 08/15/2028-04/23/2031 (i)                 198,300         203,306
   8.000% due 04/23/2031                                141,000         145,347
                                                                    -----------
                                                                        487,676
                                                                    -----------
Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (IO)
   7.000% due 07/25/2006                                    155               4
   6.500% due 09/25/2008                                    161              13
   6.500% due 02/25/2021 (d)                              1,364              60
   7.000% due 07/25/2021                                    546              61
   6.500% due 03/25/2023                                  2,420             270
Freddie Mac (IO)
   6.500% due 08/15/2006                                    803              23
                                                                    -----------
                                                                            431
                                                                    -----------
Total Mortgage-Backed Securities                                        766,679
(Cost $764,294)                                                     -----------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 9.6%
--------------------------------------------------------------------------------
AFC Home Equity Loan Trust
   5.200% due 06/25/2028 (d)                              5,893           5,878
Amresco Residential Securities Mortgage Loan Trust
   6.810% due 07/25/2027 (d)                                 15              15
   5.868% due 05/25/2028 (d)                                154             154
Argentina Funding Corp.
   5.840% due 05/20/2003 (d)                             16,000          16,037
Bayview Financial Acquisition Trust
   6.080% due 02/25/2029 (d)                              4,493           4,514
Cross Country Master Credit Card Trust II
   5.663% due 06/15/2006 (d)                             15,400          15,532
Green Tree Home Improvement Loan Trust
   6.742% due 11/15/2029 (d)                              6,085           6,087
Green Tree Recreational, Equipment, & Consumables
   6.430% due 04/17/2006                                  1,233           1,245
Novastar Home Equity Loan
   5.325% due 04/25/2028 (d)                              2,632           2,600
SallieMae
   5.841% due 07/25/2004 (d)                                187             187
   5.901% due 10/25/2005 (d)                              5,818           5,818
   5.961% due 04/25/2006 (d)                              2,407           2,404
Salomon Brothers Mortgage Securities VII
   5.390% due 02/25/2030 (d)                             18,646          18,694
Starwood Hotel
   7.241% due 02/23/2003                                  8,702           8,653
The Money Store Home Equity Trust
   6.550% due 09/15/2021                                    280             280
   6.345% due 11/15/2021                                    120             120
USAA Auto Loan Grantor Trust
   6.100% due 02/15/2006                                  9,530           9,667
                                                                    -----------
Total Asset-Backed Securities                                            97,885
(Cost $97,302)                                                      -----------
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 11.5%
--------------------------------------------------------------------------------
Hydro-Quebec
   5.187% due 09/29/2049 (d)                              1,200           1,068
Republic of Brazil
   7.375% due 04/15/2006 (d)                             26,356          23,886
Republic of Croatia
   7.000% due 02/27/2002                                  3,000           3,006
Republic of Germany
   3.000% due 06/15/2001                                 90,000          78,934
Republic of Panama
   7.930% due 05/10/2002                                    824             832
United Mexican States
   10.021% due 04/07/2004 (d)                             9,000           9,248
                                                                    -----------
Total Sovereign Issues                                                  116,974
(Cost $119,870)                                                     -----------
--------------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.0%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016                       N$         9,750           4,320
Korea Development Bank
   2.560% due 06/26/2001                       JY     1,000,000           8,000
United Mexican States
   8.750% due 05/30/2002                       BP         3,000           4,330
   7.000% due 06/02/2003                       C$         6,000           3,806
                                                                    -----------
Total Foreign Currency-Denominated Issues                                20,456
(Cost $23,395)                                                      -----------
--------------------------------------------------------------------------------
   PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Note (OTC)
   5.750% due 11/15/2005
   Strike @ 110.875 Exp. 07/02/2001                 $   100,000              16
                                                                    -----------
Total Purchased Call Options                                                 16
(Cost $16)                                                          -----------




94 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Government National Mortgage Association (OTC)
   7.000% due 05/21/2031
   Strike @ 94.641 Exp. 05/04/2001                  $   100,000     $         0

Government National Mortgage Association (OTC)
   7.500% due 06/20/2031
   Strike @ 95.625 Exp. 06/13/2001                      369,000              15

PNC Mortgage Securities (OTC)
   7.500% due 05/25/2040
   Strike @ 100.000 Exp. 04/01/2005                       6,200               0
                                                                    -----------
Total Purchased Put Options                                                  15
(Cost $37)                                                          -----------
--------------------------------------------------------------------------------
   PREFERRED SECURITY     0.1%
--------------------------------------------------------------------------------

                                                         Shares

DG Funding Trust
   7.153% due 12/29/2049(d)                                 110           1,122
                                                                    -----------
Total Preferred Security                                                  1,122
(Cost $1,103)                                                       -----------
--------------------------------------------------------------------------------
   PREFERRED STOCK 0.8%
--------------------------------------------------------------------------------
TCI Communications, Inc.
   9.720% due 12/31/2036                                303,565           7,726
                                                                    -----------
Total Preferred Stock                                                     7,726
(Cost $7,996)                                                       -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 10.2%
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                         (000s)

Commercial Paper 8.6%
American Express Credit Corp.
   4.940% due 05/15/2001                            $     6,600           6,561
Gannett Co., Inc.
   5.000% due 04/20/2001                                 24,700          24,637
KFW International Finance, Inc.
   4.820% due 05/30/2001                                  9,900           9,823
Monsanto Co.
   4.650% due 08/16/2001                                  3,600           3,535
Swedbank, Inc.
   4.930% due 04/25/2001                                  9,900           9,869
   4.700% due 09/05/2001                                 14,900          14,592
UBS Finance, Inc.
   5.400% due 04/02/2001                                 15,900          15,900
   4.820% due 08/15/2001                                  2,000           1,964
                                                                    -----------
                                                                         86,881
                                                                    -----------

Repurchase Agreement 1.6%
State Street Bank
   4.600% due 03/30/2001                                  5,844           5,844
   (Dated 03/30/2001. Collateralized by Fannie Mae
   5.600% due 07/25/2003 valued at $5,965.
   Repurchase proceeds are $5,846.)

Daiwa Securities
   5.150% due 04/02/2001                                 10,000          10,000
   (Dated 03/30/2001. Collateralized by
   U.S. Treasury Bill due 06/28/2001 valued at $10,316.
   Repurchase proceeds are $10,004.)                                -----------
                                                                         15,844
                                                                    -----------

U.S. Treasury Bills (b)(i) 0.0%
   4.915% due 05/17/2001                                    510             507
                                                                    -----------

Total Short-Term Instruments                                            103,232
(Cost $103,239)                                                     -----------


Total Investments (a) 152.0%                                        $ 1,543,635
(Cost $1,541,379)

Written Options (c) (0.1%)                                                 (815)
(Premiums $756)

Other Assets and Liabilities (Net)(51.9%)                              (527,337)
                                                                    -----------

Net Assets 100.0%                                                   $ 1,015,483
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a)At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,541,331 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     9,728

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (7,424)
                                                                    -----------

Unrealized appreciation-net                                         $     2,304
                                                                    -----------

(b) Securities with an aggregate market value of $86,796 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
S&P 500 Index (06/2001)                                   1,054     $  (27,301)
S&P 500 Index (09/2001)                                   1,573            396
U.S. Treasury 5 Year Note (06/2001)                         977           (599)
                                                                    -----------
                                                                    $  (27,504)
                                                                    -----------
(c) Premiums received on written options:

                                       # of
   Type                           Contracts             Premium           Value
--------------------------------------------------------------------------------

Call - CME S&P June Futures
   Strike @ 1,380.00 Exp. 06/15/2001     56         $       203     $        25

Put - CME S&P June Futures
   Strike @ 1,160.00 Exp. 06/15/2001     56                 302             665

Put - CME S&P June Futures
   Strike @ 1,050.00 Exp. 06/15/2001     28                 251             125
                                                    ---------------------------
                                                    $       756     $       815
                                                    ---------------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                             Principal
                                Amount                              Unrealized
                            Covered by       Settlement           Appreciation/
Type      Currency            Contract            Month          (Depreciation)
--------------------------------------------------------------------------------
Sell            BP               3,902          05/2001                     192
Sell            C$               5,773          04/2001                      72
Buy             EC              73,359          04/2001                    (235)
Sell                            74,823          04/2001                   3,715
Sell                            73,359          06/2001                     275
Buy             HF           2,300,000          09/2001                    (171)
Buy             JY           1,436,697          04/2001                    (285)
Sell                         1,436,697          04/2001                     634
Sell                         1,436,697          06/2001                     282
Sell            N$              10,942          04/2001                     187
                                                                    -----------
                                                                    $     4,666
                                                                    -----------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 95

StocksPLUS Fund
March 31, 2001

--------------------------------------------------------------------------------

(f) Principal amount denoted in indicated currency:

         BP - British Pound
         C$ - Canadian Dollar
         EC - Euro
         HF - Hungarian Forint
         JY - Japanese Yen
         N$ - New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2001:

                                            Notional                 Unrealized
Type                                    Amount/Units               Appreciation
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.200%.

Broker: Morgan Stanley
Exp. 07/06/2001                         $     32,704                $         0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.300%.

Broker: Lehman Brothers
Exp. 07/31/2001                                4,188                          0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.250%.

Broker: Morgan Stanley
Exp. 10/03/2001                               38,761                          0

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.320%.

Broker: J.P. Morgan
Exp. 03/20/2002                               54,693                          0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.180%.

Broker: J.P. Morgan
Exp. 04/30/2001                               11,569                          0

Receive a fixed rate equal to 1.290% and the Fund will pay to the counterparty at par in the event of default in of the United Mexican
States at 9.750% due 04/06/2005.

Broker: J.P. Morgan
Exp. 06/19/2002                               15,500                          2

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. Bond.

Broker: Morgan Stanley
Exp. 06/16/2001                               50,000                          2
                                                                    -----------
                                                                    $         4
                                                                    -----------

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Restricted security.


96  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

PIMCO Schedule of Investments A, B, and C Classes
Strategic Balanced Fund
March 31, 2001

                                                                          Value
                                                         Shares          (000s)
--------------------------------------------------------------------------------
   PIMCO FUNDS (b) 93.5%
--------------------------------------------------------------------------------
StocksPLUS                                            3,982,096     $    40,618

Total Return                                          2,761,234          29,048
                                                                    -----------
Total PIMCO Funds                                                        69,666
(Cost $80,568)                                                      -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 5.7%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)

Repurchase Agreement 5.7%
State Street Bank
   4.600% due 04/02/2001                            $     4,279           4,279
     (Dated 03/30/2001. Collateralized by
     Freddie Mac 6.680% due 12/28/2001 valued
     at $4,369. Repurchase proceeds are $4,281.)
                                                                    -----------
Total Short-Term Instruments                                              4,279
(Cost $4,279)                                                       -----------

Total Investments (a) 99.2%                                         $    73,945
(Cost $84,847)

Other Assets and Liabilities (Net) 0.8%                                     559
                                                                    -----------
Net Assets 100.0%                                                   $    74,504
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $85,450 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                                $     1,059

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                    (12,564)
                                                                    -----------
Unrealized depreciation-net                                         $   (11,505)
                                                                    -----------
(b) Institutional Class shares of each PIMCO Fund.


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 97

PIMCO Schedule of Investments A, B, and C Classes
Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 35.0%
--------------------------------------------------------------------------------
Banking & Finance 22.1%

AB Spintab
  6.800% due 12/29/2049                            $        250    $        253
Abbey National Capital Trust I
  8.963% due 12/29/2049                                  31,600          35,041
Abbey National PLC
  6.700% due 06/29/2049                                   5,000           4,839
Abbey National Treasury Service PLC
  6.625% due 05/23/2001                                     240             241
ABN AMRO Mortgage Corp.
  7.250% due 05/31/2005                                     150             158
Aetna, Inc.
  6.750% due 08/15/2001                                     250             251
Air 2 US
  8.027% due 10/01/2020                                     294             313
Allstate Corp.
  7.875% due 05/01/2005                                     100             108
  6.750% due 05/15/2018                                     280             271
  6.900% due 05/15/2038                                  87,200          81,841
AMERCO
  7.135% due 10/15/2002                                  15,000          14,746
  7.230% due 01/21/2027                                   1,250           1,207
American Express Co.
  8.500% due 08/15/2001                                     350             355
  5.625% due 01/22/2004                                  14,700          14,848
  7.450% due 08/10/2005                                   1,000           1,070
American General Finance
  6.050% due 07/02/2001                                   3,000           3,010
  6.875% due 12/14/2001                                   1,600           1,624
  7.450% due 07/01/2002                                     200             206
  6.250% due 12/18/2002                                   1,165           1,191
  6.375% due 03/01/2003                                     350             358
  6.170% due 05/06/2003                                   3,200           3,275
  8.125% due 03/15/2046                                     270             276
American Health Properties, Inc.
  7.050% due 01/15/2002                                     700             700
Aon Capital Trust A
  8.205% due 01/01/2027                                     725             700
Aristar, Inc.
  7.375% due 09/01/2004                                  20,000          20,825
Associates Corp. of North America
  6.625% due 05/15/2001                                   1,300           1,302
  6.700% due 05/29/2001                                     100             100
  7.000% due 07/23/2001                                     500             504
  5.400% due 08/27/2001 (d)                              13,500          13,539
  6.450% due 10/15/2001                                  23,600          23,801
  7.500% due 04/15/2002                                     185             190
  5.446% due 05/21/2002 (d)                               6,850           6,857
  6.375% due 07/15/2002                                     175             178
  6.500% due 07/15/2002                                     750             766
  6.000% due 12/01/2002                                     500             508
  5.750% due 11/01/2003                                   5,425           5,477
  5.800% due 04/20/2004                                     450             455
  6.625% due 06/15/2005                                     100             103
AT&T Capital Corp.
  6.250% due 05/15/2001                                  19,443          19,459
  7.000% due 08/15/2001                                  11,100          11,163
  7.110% due 09/13/2001                                   1,030           1,038
  6.900% due 01/30/2002                                   1,000           1,010
  6.750% due 02/04/2002                                   1,925           1,944
  5.881% due 04/23/2002 (d)                              74,000          74,177
Avalonbay Communities
  7.375% due 09/15/2002                                   2,565           2,629
AVCO Financial Services, Inc.
  7.375% due 08/15/2001                                     300             303
Banco Latinoamericano SA
  6.500% due 04/02/2001                                     950             950
  7.173% due 06/04/2001                                   5,000           5,000
  7.878% due 11/30/2001                                   9,500           9,500
Banco Nacional de Comercio Exterior
  7.250% due 02/02/2004                                  25,050          25,238
Banesto Delaware, Inc.
  8.250% due 07/28/2002                                  43,900          45,508
Bank of America Corp.
  9.500% due 04/01/2001                                     235             235
  7.000% due 09/15/2001                                   1,500           1,513
  6.538% due 09/26/2001 (d)                              33,000          33,000
  6.752% due 02/20/2002 (d)                              35,180          35,205
  8.125% due 06/15/2002                                     350             363
  6.810% due 06/17/2002 (d)                              10,000          10,005
  7.750% due 07/15/2002                                     510             527
  7.750% due 08/01/2002                                     896             898
  7.200% due 09/15/2002                                   1,000           1,030
  7.500% due 10/15/2002                                   1,200           1,244
  6.850% due 03/01/2003                                      65              67
  6.875% due 06/01/2003                                     100             103
  6.500% due 08/15/2003                                     150             154
  6.125% due 07/15/2004                                     600             608
  6.750% due 09/15/2005                                     200             206
  8.570% due 11/15/2024                                     125             141
Bank One Corp.
  6.820% due 04/19/2001 (d)                               2,000           2,001
  6.733% due 09/04/2001 (d)                              14,000          14,006
  6.348% due 06/26/2002 (d)                               5,000           5,002
  6.895% due 09/26/2003 (d)                              18,400          18,411
BankBoston Corp.
  6.125% due 03/15/2002                                  12,500          12,626
Banponce Financial Corp.
  6.463% due 11/13/2001                                  13,000          13,117
Barclays Bank PLC
  8.550% due 09/29/2049                                  25,000          27,678
Bayerische Landesbank NY
  6.200% due 02/09/2006                                     250             252
Bear Stearns Co., Inc.
  9.375% due 06/01/2001                                     125             126
  7.083% due 04/05/2002 (d)                              25,000          24,879
  5.640% due 05/07/2002 (d)                               4,300           4,303
  7.134% due 08/01/2002 (d)                              71,500          71,556
  5.370% due 12/16/2002 (d)                              48,900          48,984
  6.125% due 02/01/2003                                      25              25
  5.210% due 03/28/2003 (d)                              81,500          81,476
  6.750% due 04/15/2003                                     105             107
  5.718% due 05/06/2003 (d)                              25,000          24,796
  7.013% due 05/16/2003 (d)                              40,700          40,372
  5.820% due 07/22/2003 (d)                              19,000          18,795
  6.700% due 08/01/2003                                     100             102
  6.625% due 01/15/2004                                     200             204
  6.150% due 03/02/2004                                     200             201
  8.750% due 03/15/2004                                      75              81
  7.156% due 06/01/2004 (d)                              12,665          12,518
  5.270% due 09/21/2004 (d)                               5,200           5,202
  7.036% due 03/18/2005 (d)                              37,000          37,134
  6.848% due 09/16/2005 (d)                              16,000          15,763
Beaver Valley Funding Corp.
  8.250% due 06/01/2003                                     405             416
Beneficial Corp.
  6.610% due 09/13/2001                                     140             141
  5.409% due 01/09/2002 (d)                                 500             501
  6.870% due 03/01/2002 (d)                              50,000          50,109
  8.000% due 06/18/2002                                     400             412
  6.030% due 01/14/2003                                     320             323
Bombardier Capital Trust I
  7.210% due 06/09/2032 (d)                              16,150          15,914
Bombardier Capital Trust II
  7.210% due 06/09/2032 (d)                               3,600           3,547
Bombardier Capital, Inc.
  7.300% due 12/15/2002                                   9,000           9,194
Caithness Coso Fund Corp.
  6.800% due 12/15/2001                                   5,659           5,644
Chase Manhattan Bank
  6.125% due 11/01/2008                                     400             391


98  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------

Chase Manhattan Corp.
   8.500% due 02/15/2002                            $       200    $        206
   5.750% due 04/15/2004                                    150             152
   6.000% due 11/01/2005                                     50              50
Chrysler Financial Corp. LLC
   5.606% due 06/11/2001 (d)                             46,700          46,686
   5.690% due 11/15/2001                                    650             652
   5.400% due 01/15/2002                                 15,750          15,671
   6.950% due 03/25/2002                                     50              51
   5.701% due 07/17/2002 (d)                             20,000          19,823
   5.120% due 08/08/2002 (d)                             66,100          65,524
   5.756% due 02/03/2003 (d)                             50,000          49,367
   5.150% due 02/10/2003 (d)                              7,100           7,008
   6.789% due 03/06/2003 (d)                             25,000          24,512
   5.736% due 03/10/2003 (d)                             65,000          63,688
   6.739% due 06/18/2003                                 35,000          34,424
Chubb Capital Corp.
   6.875% due 02/01/2003                                    100             103
Cincinnati Financial Corp.
   6.900% due 05/15/2028                                111,870         100,124
CIT Group, Inc.
   5.800% due 03/26/2002                                  1,000           1,007
   5.190% due 09/13/2002 (d)                             30,900          30,810
   7.375% due 03/15/2003                                    500             517
   5.625% due 10/15/2003                                    250             250
Citicorp
   8.000% due 02/01/2003                                    250             262
CitiFinancial Credit Co.
   8.250% due 11/01/2001                                  2,500           2,548
   6.875% due 05/01/2002                                    335             342
   6.375% due 09/15/2002                                    115             117
   7.750% due 03/01/2005                                    550             588
Citigroup, Inc.
   5.800% due 03/15/2004                                    200             203
CNA Financial Corp.
   6.250% due 11/15/2003                                     65              64
Comerica Bank
   7.250% due 06/15/2007                                    200             211
Countrywide Home Loans
   6.250% due 04/15/2009                                    600             585
Credit Asset Receivable
   6.274% due 10/31/2003                                 34,030          34,156
DBS Group Holdings Ltd.
   7.875% due 08/10/2009                                  6,000           6,445
Deutsche Telekom International
Finance
   7.750% due 06/15/2005                                 97,100         100,329
Donaldson, Lufkin & Jenrette, Inc.
   6.910% due 09/18/2002 (d)                             13,600          13,609
   6.023% due 04/25/2003 (d)                                400             400
   6.170% due 07/15/2003                                 20,000          20,423
Dow Capital BV
   7.125% due 01/15/2003                                    100             103
Duke Capital Corp.
   7.250% due 10/01/2004                                 19,000          19,921
Export-Import Bank Korea
   7.250% due 06/25/2001                                  2,600           2,606
   7.125% due 09/20/2001                                 12,370          12,404
   6.500% due 02/10/2002                                 26,141          26,159
   6.500% due 11/15/2006                                  6,445           6,567
   7.100% due 03/15/2007                                 17,600          18,297
Exxon Capital Corp.
   6.125% due 09/08/2008                                  2,000           2,029
Farmers Insurance
   8.625% due 05/01/2024                                    275             280
Finova Capital Corp.
   5.875% due 10/15/2001 (e)                              1,000             831
   6.040% due 11/08/2002 (d)(e)                          51,350          42,159
   6.316% due 04/08/2003 (d)(e)                             300             246
   5.193% due 06/18/2003 (d)(e)                          32,300          26,486
   6.330% due 11/24/2003                                  1,300           1,083
First Chicago Corp.
   9.250% due 11/15/2001                                    250             256
   6.740% due 03/11/2002 (d)                             20,000          20,039
   6.884% due 07/28/2003 (d)                                 50              50
First National Bank Chicago
   8.080% due 01/05/2018                                    250             270
First Security Corp.
   5.875% due 11/01/2003                                  9,325           9,421
First Union Corp.
   8.125% due 06/24/2002                                    150             155
FleetBoston Financial Corp.
   9.900% due 06/15/2001                                    200             202
Ford Credit Canada
   6.820% due 12/16/2002 (d)                             56,000          55,943
Ford Motor Credit Co.
   7.020% due 06/07/2001                                  1,000           1,003
   5.030% due 07/13/2001 (d)                             47,700          47,690
   6.813% due 09/03/2001 (d)                             27,000          27,024
   7.000% due 09/25/2001                                  1,125           1,136
   6.918% due 10/15/2001 (d)                             13,000          13,005
   6.838% due 11/16/2001 (d)                             82,800          82,869
   8.240% due 01/15/2002                                     85              87
   5.804% due 01/17/2002 (d)                             53,945          53,901
   8.200% due 02/15/2002                                    500             513
   6.500% due 02/28/2002                                  1,710           1,732
   6.093% due 03/19/2002 (d)                             28,458          28,399
   6.873% due 04/29/2002 (d)                             33,000          33,007
   6.961% due 05/21/2002 (d)                              7,000           7,005
   6.878% due 05/23/2002 (d)                             14,000          14,018
   6.823% due 06/04/2002 (d)                             12,000          12,000
   8.000% due 06/15/2002                                    150             155
   5.939% due 07/16/2002 (d)                            172,555         172,496
   6.911% due 08/01/2002 (d)                             36,000          35,989
   6.550% due 09/10/2002                                  4,000           4,064
   5.829% due 10/15/2002 (d)                             35,050          35,012
   7.750% due 11/15/2002                                  5,730           5,931
   6.000% due 01/14/2003                                  1,100           1,109
   7.500% due 01/15/2003                                    250             258
   6.900% due 02/03/2003 (d)                             40,000          39,883
   5.535% due 02/13/2003 (d)                            284,185         282,374
   5.133% due 03/17/2003 (d)                             37,000          36,723
   6.125% due 04/28/2003                                 26,130          26,409
   5.323% due 06/02/2003 (d)                             38,100          38,050
   6.826% due 06/20/2003 (d)                             16,900          16,885
   6.625% due 06/30/2003                                    775             791
   5.605% due 11/24/2003 (d)                             47,000          46,916
   5.750% due 02/23/2004                                  1,216           1,215
   6.125% due 03/20/2004                                    400             404
   5.860% due 04/26/2004 (d)                             63,000          62,473
   6.951% due 05/21/2004 (d)                             32,200          31,883
   6.873% due 06/02/2004 (d)                              1,500           1,485
   7.500% due 06/15/2004                                    100             105
   6.700% due 07/16/2004                                 92,905          95,111
   6.089% due 07/19/2004 (d)                            174,500         173,338
   8.250% due 02/23/2005                                  2,500           2,681
   7.500% due 03/15/2005                                 17,000          17,801
   6.946% due 04/28/2005 (d)                             58,000          56,929
   5.353% due 06/30/2005 (d)                             65,000          64,244
   6.179% due 07/18/2005 (d)                            214,000         210,617
   7.600% due 08/01/2005                                  5,000           5,268
   6.375% due 12/15/2005                                    100             101
   5.400% due 08/27/2006 (d)                             27,500          27,500
   7.200% due 06/15/2007                                     25              26
   5.800% due 01/12/2009                                    155             146
Fuji Bank Ltd.
   9.870% due 12/31/2049 (d)                             25,475          21,123
General Electric Capital Corp.
   6.020% due 05/04/2001                                  1,000           1,001
   5.500% due 11/01/2001                                     50              50
   5.650% due 03/31/2003                                    125             127
   6.210% due 12/09/2005                                    400             413
   7.875% due 12/01/2006                                     30              33
General Motors Acceptance Corp.
   7.125% due 05/01/2001                                 44,395          44,464
   6.750% due 06/05/2001                                    880             883
   6.875% due 07/15/2001                                  1,000           1,006

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 99

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
     6.375% due 12/01/2001                          $       765    $        772
     5.500% due 12/15/2001                                  100             100
     9.625% due 12/15/2001                                5,650           5,826
     6.625% due 01/10/2002                                  500             506
     6.750% due 02/07/2002                                1,590           1,612
     7.750% due 03/25/2002                                  125             129
     6.250% due 08/15/2002                                  100             101
     7.000% due 09/15/2002                                  250             255
     6.625% due 10/01/2002                                5,000           5,089
     7.103% due 10/07/2002 (d)                           18,100          18,124
     5.509% due 11/12/2002 (d)                           10,200          10,210
     5.609% due 11/12/2002 (d)                           28,995          28,917
     6.860% due 12/09/2002 (d)                           64,050          64,157
     6.750% due 12/10/2002                                  500             511
     6.200% due 12/15/2002                                  500             506
     5.480% due 12/16/2002                                  150             150
     6.000% due 01/15/2003                                  990           1,002
     5.875% due 01/22/2003                              100,500         101,153
     5.548% due 02/14/2003 (d)                           10,000           9,962
     5.210% due 03/10/2003 (d)                            7,000           6,970
     6.750% due 03/15/2003                               49,725          50,906
     7.125% due 05/01/2003                               36,000          37,054
     6.394% due 07/20/2003 (d)                           13,042          13,030
     5.924% due 07/21/2003 (d)                           13,700          13,720
     5.510% due 08/18/2003 (d)                          128,090         127,973
     5.550% due 09/15/2003                               32,000          31,954
     6.625% due 10/20/2003                                2,000           2,046
     5.750% due 11/10/2003                                1,100           1,102
     6.396% due 01/20/2004 (d)                          273,857         273,826
     5.750% due 03/22/2004 (d)                          123,300         123,300
     6.536% due 04/05/2004 (d)                           43,500          42,879
     6.930% due 05/28/2004 (d)                           73,000          71,588
     6.850% due 06/17/2004                                1,200           1,234
     5.999% due 07/21/2004 (d)                           62,800          62,233
     7.291% due 09/20/2004 (d)                           19,951          19,933
     6.650% due 11/17/2005                                  500             509
     6.150% due 04/05/2007                                  150             146
     8.950% due 07/02/2009                               17,333          18,580
Gold Eagle Capital Ltd.
    11.079% due 04/15/2001 (d)                           46,300          46,300
Golden State Holdings
     6.750% due 08/01/2001 (d)                            1,950           1,946
     7.759% due 08/01/2003 (d)                              500             485
Goldman Sachs Group, Inc.
     5.971% due 01/17/2003 (d)                           72,000          72,124
     6.625% due 12/01/2004                                  275             281
     7.625% due 08/17/2005                               23,000          24,515
     7.458% due 02/09/2009 (d)                           10,000          10,084
     6.500% due 02/25/2009                                  140             139
Great Western Finance Trust II
     8.206% due 02/01/2027                                  150             145
Halyard RE
    10.555% due 04/05/2002 (d)                            1,800           1,800
Hansol Paper Co. Ltd.
     8.943% due 05/24/2001 (d)                           20,000          20,200
Hartford Life, Inc.
     6.900% due 06/15/2004                                  600             622
Heller Financial, Inc.
     6.803% due 06/07/2001 (d)                            4,000           4,002
     5.116% due 06/25/2001 (d)                          101,250         101,288
     5.750% due 09/25/2001                                1,400           1,405
     5.979% due 10/22/2001 (d)                           19,200          19,215
     6.500% due 11/01/2001                                  250             252
     7.658% due 11/09/2001 (d)                            4,400           4,421
     5.889% due 04/22/2002 (d)                            2,100           2,100
     6.940% due 04/26/2002 (d)                           12,000          11,992
     6.850% due 05/07/2002 (d)                           25,400          25,386
     6.930% due 05/13/2002 (d)                           10,000           9,992
     7.000% due 05/15/2002                                  900             915
     6.500% due 07/22/2002                                  140             142
     5.979% due 07/24/2002 (d)                           16,200          16,233
     5.858% due 04/28/2003 (d)                           53,500          53,350
     6.989% due 04/28/2003 (d)                           26,000          25,960
Hertz Corp.
     7.000% due 07/15/2003                               13,300          13,684
Hitachi Credit America
     5.939% due 10/15/2003 (d)                           11,500          11,501
Household Bank
     6.961% due 04/03/2001 (d)                           16,000          16,000
     6.820% due 09/26/2001 (d)                            9,000           9,007
     6.949% due 10/22/2003 (d)                           15,000          14,956
Household Capital Trust III
     7.010% due 06/26/2004 (d)                           23,925          22,133
Household Finance Corp.
     6.490% due 04/09/2001                                9,920           9,922
     6.780% due 06/22/2001 (d)                            3,000           3,000
     6.909% due 08/01/2001 (d)                            1,500           1,501
     6.909% due 11/01/2001 (d)                            4,500           4,504
     6.876% due 05/07/2002 (d)                           43,450          43,252
     6.951% due 05/24/2002 (d)                          113,800         113,938
     7.080% due 06/03/2002                               15,000          15,345
     5.875% due 11/01/2002                                  200             202
     6.125% due 02/27/2003                                  500             504
     5.116% due 06/24/2003 (d)                           31,000          30,897
Household Netherlands BV
     6.125% due 03/01/2003                               18,100          18,275
HSBC Capital Funding LP
    10.176% due 12/29/2049                               20,000          20,735
     9.547% due 12/31/2049                               76,400          88,226
    10.176% due 12/31/2049                               26,160          32,221
Industrial Bank of Korea
     7.100% due 10/15/2001                                3,290           3,313
Inter-American Development Bank
     5.375% due 01/18/2006                              181,000         181,970
     8.875% due 06/01/2009                                  200             242
     7.375% due 01/15/2010                                4,200           4,678
International Bank for Reconstruction
& Development
     7.000% due 01/27/2005                                1,000           1,065
International Lease Finance Corp.
     5.930% due 07/15/2003                               14,000          14,172
J.P. Morgan & Co., Inc.
     6.700% due 11/01/2007                                   30              31
     6.655% due 02/15/2012 (d)                              600             548
JET Equipment Trust
    10.000% due 06/15/2012                                   80              92
    10.690% due 05/01/2015                                  100             122
John Hancock
     7.375% due 02/15/2024                                  360             351
KBC Bank Fund Trust III
     9.860% due 11/29/2049 (d)                            5,700           6,394
Key Bank USA NA
     7.550% due 09/15/2006                                  350             370
Kimco Realty Corp.
     6.500% due 10/01/2003                                  200             203
Korea Development Bank
     7.125% due 09/17/2001                               13,055          13,141
     7.900% due 02/01/2002                                  300             304
     8.600% due 03/25/2002                                6,600           6,786
     6.500% due 11/15/2002                                  440             444
     6.750% due 12/01/2005                                   55              55
     7.250% due 05/15/2006                                   50              51
LB Rheinland - PFALZ
     5.000% due 02/23/2028                                3,400           3,383
Lehman Brothers Holdings, Inc.
     7.019% due 03/18/2002 (d)                           10,000          10,000
     6.375% due 05/07/2002                               61,290          62,098
     8.750% due 05/15/2002                                  219             227
     6.186% due 07/08/2002 (d)                           60,100          60,139
     6.479% due 07/15/2002 (d)                           43,651          43,945
     7.125% due 07/15/2002                                  100             102
     7.080% due 08/12/2002 (d)                            6,500           6,489
     7.450% due 08/28/2002 (d)                            6,500           6,509
     5.389% due 09/03/2002 (d)                           14,000          14,003

100 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   5.610% due 12/12/2002 (d)                        $    60,100    $     60,344
   5.240% due 04/04/2003 (d)                            132,550         132,747
   7.625% due 06/01/2006                                    350             370
LG&E Capital Corp.
   7.360% due 06/18/2001 (d)                                400             400
   6.205% due 05/01/2004                                  1,000             966
   6.460% due 01/15/2008                                  3,000           2,714
Liberty Mutual Insurance
   8.200% due 05/04/2007                                 17,510          18,272
Limestone Electron Trust
   8.625% due 03/15/2003                                 71,350          74,521
Lion Connecticut Holdings
   6.375% due 08/15/2003                                    200             204
   7.250% due 08/15/2023                                     50              48
Lloyds TSB Bank
   5.745% due 08/26/2010 (d)                              3,000           2,999
MBNA America Bank NA
   7.010% due 04/25/2002 (d)                              1,000             999
MBNA Corp.
   5.610% due 08/07/2001 (d)                                100             100
   6.980% due 09/13/2001 (d)                             10,300          10,310
MCN Investment Corp.
   7.120% due 01/16/2004                                  7,500           7,614
   6.300% due 04/02/2011                                  7,500           7,500
Merrill Lynch & Co.
   6.500% due 04/01/2001                                    400             400
   6.750% due 04/30/2001                                  2,775           2,778
   8.000% due 02/01/2002                                    400             410
   7.375% due 08/17/2002                                    300             310
   8.300% due 11/01/2002                                    700             734
   6.000% due 02/12/2003                                    500             509
   6.875% due 03/01/2003                                    140             145
   5.006% due 06/24/2003 (d)                             27,000          26,992
   6.550% due 08/01/2004                                    400             414
   7.000% due 04/27/2008                                    100             104
Metropolitan Life Insurance Co.
   6.300% due 11/01/2003                                  6,800           6,910
MIC Financing Trust I
   8.375% due 02/01/2027                                 36,000          32,484
Monumental Global Funding II
   6.910% due 09/26/2003 (d)                             58,500          58,519
Morgan Stanley Group, Inc.
   6.700% due 05/01/2001                                    600             601
   9.375% due 06/15/2001                                    300             303
   5.228% due 03/11/2003 (d)                             11,500          11,500
   6.375% due 12/15/2003                                    150             154
   5.625% due 01/20/2004                                  1,200           1,206
Morgan Stanley, Dean Witter & Co.
   6.948% due 04/15/2002 (d)                                550             551
   5.590% due 05/05/2003 (d)                             43,000          43,088
   6.964% due 08/07/2003 (d)                            140,800         140,974
   5.899% due 04/22/2004 (d)                            108,500         108,622
Nacional Financiera
   9.750% due 03/12/2002                                 10,000          10,365
   7.284% due 05/08/2003 (d)                              7,750           8,021
National Rural Utilities Cooperative
Finance Corp.
   6.880% due 05/31/2002 (d)                             10,000          10,010
   5.721% due 08/13/2002 (d)                             12,000          12,003
   6.250% due 04/15/2003                                 50,000          50,728
National Westminster Bank PLC
   5.520% due 09/16/2002 (d)                             12,275          12,317
   9.375% due 11/15/2003                                    200             220
Newcourt Credit Group, Inc.
   6.875% due 02/16/2005                                  7,500           7,712
Noble Affiliates, Inc.
   8.950% due 12/15/2004                                 11,500          11,990
Nordbanken AB
   7.250% due 11/12/2009                                 25,250          26,224
   8.950% due 11/19/2049                                  4,000           4,389
Nordstrom Credit, Inc.
   7.250% due 04/30/2002                                  1,000           1,026
Northern Rock PLC
   2.000% due 01/01/2000                                    660          14,685
Okobank
   7.040% due 05/23/2006 (d)                             10,000          10,081
Old Kent Bank
   6.275% due 11/01/2005 (d)                              1,300           1,299
   7.750% due 08/15/2010                                 19,500          20,517
Orix Credit Alliance, Inc.
   6.785% due 04/16/2001                                 15,000          15,007
   7.640% due 09/17/2001                                 13,000          13,163
Osprey Trust
   8.310% due 01/15/2003                                 75,475          77,834
Pacific Life Insurance Co.
   7.900% due 12/30/2023                                  8,000           8,097
Paine Webber Group, Inc.
   7.030% due 05/20/2002 (d)                              1,000           1,000
   7.290% due 07/15/2002 (d)                                200             201
Parker Retirement Savings Plan
   6.340% due 07/15/2008                                    791             791
PDVSA Finance Ltd.
   7.400% due 08/15/2016                                  1,200             966
Pemex Finance Ltd.
   6.125% due 11/15/2003                                 17,111          17,007
PNC Bank NA
   5.150% due 01/24/2002 (d)                             49,000          49,030
PNC Funding Corp.
   6.875% due 03/01/2003                                    100             103
   7.000% due 09/01/2004                                 20,000          20,771
PNC Institutional Capital Trust A
   7.950% due 12/15/2026                                    150             146
Popular North American, Inc.
   6.875% due 06/15/2001                                 16,500          16,559
   7.375% due 09/15/2001                                 25,000          25,263
Popular, Inc.
   6.200% due 04/30/2001                                  3,336           3,338
   6.540% due 11/06/2001                                 18,705          18,877
   6.625% due 01/15/2004                                 19,500          19,804
Premium Asset Trust
   7.076% due 11/27/2004 (d)                             48,900          49,009
Prime Property Funding II
   7.000% due 08/15/2004                                    110             112
Protective Life Funding Trust
   6.089% due 01/17/2003 (d)                              2,000           2,003
Prudential Funding Corp.
   6.375% due 07/23/2006                                    100             101
   6.625% due 04/01/2009                                 17,000          16,110
PSEG Capital Corp.
   6.740% due 10/23/2001                                  1,400           1,414
Qwest Capital Funding, Inc.
   6.875% due 08/15/2001                                 73,750          74,190
   7.253% due 07/08/2002 (d)                             18,000          18,024
Reliance Group Holdings, Inc.
   9.000% due 11/15/2000 (e)                             19,000           1,663
   9.750% due 11/15/2003 (e)                             10,000             288
Reliant Energy Financial Co.
   7.660% due 12/10/2001 (d)                             53,100          53,120
Rothmans Holdings
   6.500% due 05/06/2003                                 16,390          16,561
Royal Bank of Scotland Group PLC
   6.770% due 03/31/2049                                126,500         115,896
   8.817% due 03/31/2049                                 41,600          45,064
   9.118% due 03/31/2049                                 66,400          75,622
Salomon, Inc.
   6.650% due 07/15/2001                                    600             603
   7.000% due 03/04/2002                                 18,850          19,236
   6.750% due 02/15/2003                                    450             462
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (i)                             30,140          30,306
   6.625% due 07/01/2002                                     55              56
   6.125% due 01/15/2003                                    290             294
   5.629% due 02/11/2003 (d)                             44,200          44,264
   5.848% due 04/28/2003 (d)                             28,000          28,027
   7.000% due 03/15/2004                                    100             104
Sears Roebuck Acceptance Corp.
   6.800% due 05/07/2001                                    500             501
   6.790% due 05/21/2001                                    500             501

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 101

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
     7.190% due 06/18/2001                       $        5,880    $      5,908
     7.110% due 06/19/2001                                1,000           1,005
     6.860% due 07/03/2001                                3,409           3,426
     9.400% due 08/02/2001                                  250             253
     6.860% due 08/06/2001                                  400             403
     6.710% due 08/13/2001                                   80              80
     6.600% due 10/09/2001                               17,000          17,162
     6.360% due 12/04/2001                                  290             293
     6.120% due 12/13/2001                                  260             262
     6.950% due 05/15/2002                                  300             305
     6.000% due 03/20/2003                              149,750         150,403
     7.260% due 04/21/2003                                3,000           3,104
     7.140% due 05/02/2003                                5,000           5,164
     6.560% due 11/20/2003                                1,178           1,204
Seismic Ltd.
    10.901% due 01/01/2002 (d)                           32,500          32,305
Simon Property Group, Inc.
     9.000% due 03/15/2002                                2,000           2,054
Socgen Real Estate LLC
     7.640% due 12/29/2049                               20,000          20,120
Spieker Properties, Inc.
     6.800% due 12/15/2001                                5,500           5,552
     6.950% due 12/15/2002                                1,600           1,632
     6.800% due 05/01/2004                                1,000           1,020
Steers
    10.501% due 08/07/2002 (d)                           20,000          20,388
Sumitomo Bank Treasury Co.
     9.400% due 12/29/2049 (d)                            6,750           6,510
Sun Life of Canada (U.S.)
     8.526% due 05/29/2049                                  250             235
Telewest Credit Links
     8.500% due 04/16/2004                               25,000          21,459
Textron Financial Corp.
     5.860% due 10/26/2001 (d)                           11,200          11,219
     7.099% due 05/28/2002 (d)                           51,900          51,836
     7.034% due 09/17/2002 (d)                            2,000           2,004
The Money Store, Inc.
     8.050% due 04/15/2002                                  300             309
     7.300% due 12/01/2002                                  100             103
Tokai Capital Corp.
     9.980% due 12/29/2049 (d)                            9,735           8,120
Toyota Motor Credit Corp.
     7.325% due 02/15/2002 (d)                           40,000          40,068
Transamerica Finance Corp.
     6.798% due 09/17/2001 (d)                           12,000          12,000
     6.125% due 11/01/2001                               29,000          29,187
     6.830% due 12/14/2001 (d)                           64,300          64,320
     5.920% due 03/29/2002                               52,050          52,572
     7.250% due 08/15/2002                               86,195          88,243
     7.500% due 03/15/2004                                  270             283
U.S. Bancorp
     6.750% due 01/16/2002 (d)                           49,000          49,024
     5.755% due 02/03/2003 (d)                           18,100          18,166
     6.924% due 03/06/2003                                  600             602
     6.500% due 06/15/2004                                  600             616
UBS Preferred Funding Trust I
     8.622% due 10/29/2049                               38,900          43,083
Wachovia Corp.
     6.375% due 04/15/2003                                  200             204
     6.075% due 05/02/2005 (d)                           78,100          78,007
Washington Mutual Capital I
     8.375% due 06/01/2027                                  235             225
Wells Fargo & Co.
     8.750% due 05/01/2002                                  100             104
     6.500% due 09/03/2002                                  100             102
     6.625% due 07/15/2004                                6,500           6,740
     6.025% due 05/02/2005 (d)                           77,300          77,235
Wells Fargo Financial, Inc.
     6.375% due 07/16/2002                                  500             509
     6.250% due 11/01/2002                                  100             102
     7.000% due 01/15/2003                                  380             393
     6.000% due 02/01/2004                                   50              51
    10.875% due 04/15/2001                                  200             200
Westdeutsche Landesbank
    6.750% due 06/15/2005                                36,400          37,341
    6.050% due 01/15/2009                               164,600         162,284
                                                                   ------------
                                                                      9,355,068
                                                                   ------------
Industrials 7.0%
AIC Corp.
    6.965% due 10/02/2002 (d)                            10,000           9,983
Air Products & Chemicals, Inc.
    6.250% due 06/15/2003                                 2,500           2,533
Akzo Nobel, Inc.
    6.000% due 11/15/2003                                32,000          32,319
Allied Waste North America, Inc.
    7.375% due 01/01/2004                                18,925          18,641
Alpha Wind
   11.321% due 05/23/2001 (d)                            17,200          17,200
America West Airlines, Inc.
    6.870% due 07/02/2018                                 1,820           1,739
American Airlines, Inc.
   10.210% due 01/01/2010                                 6,500           7,188
   10.610% due 03/04/2011                                 1,895           2,160
Amoco Corp.
    6.250% due 10/15/2004                                 1,000           1,035
AMR Corp.
    9.400% due 05/08/2001                                 3,000           3,005
    9.430% due 05/10/2001                                 1,000           1,002
    9.500% due 05/15/2001                                 6,480           6,495
    9.130% due 10/25/2001                                 2,000           2,042
    8.470% due 02/20/2002                                 2,000           2,036
    8.500% due 02/26/2002                                 1,000           1,018
Anheuser-Busch Companies, Inc.
    6.750% due 08/01/2003                                   500             524
Atlas Air, Inc.
    9.504% due 10/04/2004 (d)                            22,700          22,700
   10.504% due 10/04/2004 (d)                             3,000           3,000
Baxter International, Inc.
    9.500% due 06/15/2008                                   200             237
Bayer Corp.
    6.500% due 10/01/2002                                   250             255
Boeing Co.
    6.350% due 06/15/2003                                   750             777
Boise Cascade Corp.
    7.150% due 05/15/2001                                10,000          10,005
Browning-Ferris Industries, Inc.
    6.100% due 01/15/2003 (d)                             6,000           5,844
Campbell Soup Co.
    4.750% due 10/01/2003                                   700             690
Cargill, Inc.
    6.871% due 01/14/2002 (d)                            11,700          11,704
Cemex SA de CV
    9.250% due 06/17/2002                                 5,000           5,144
    8.625% due 07/18/2003                                48,250          49,698
Champion International Corp.
    9.700% due 05/01/2001                                 4,000           4,013
Clear Channel Communications, Inc.
    7.210% due 06/15/2002 (d)                            20,000          20,056
Coastal Corp.
    5.554% due 03/06/2002 (d)                           146,350         146,350
    8.125% due 09/15/2002                                   250             258
Coca-Cola Enterprises, Inc.
    6.375% due 08/01/2001                                   500             502
    7.875% due 02/01/2002                                   100             103
    6.000% due 07/15/2003                                   250             255
    5.750% due 11/01/2008                                   100              99
Colgate-Palmolive Co.
    6.000% due 08/15/2003                                    45              46
Comcast Cable Communications
    8.375% due 05/01/2007                                   145             159
Continental Airlines, Inc.
    6.410% due 04/15/2007                                   337             343
    6.800% due 07/02/2007                                    25              25
    6.954% due 02/02/2011                                22,768          23,011
    6.900% due 01/02/2018                                 1,468           1,499

102 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Cox Communications, Inc.
     7.000% due 08/15/2001                          $     1,500    $      1,506
     6.500% due 11/15/2002                                  200             202
Cox Enterprises, Inc.
     6.625% due 06/14/2002                                7,250           7,334
     6.425% due 05/01/2033 (d)                              500             500
CSX Corp.
     7.260% due 06/24/2002 (d)                           30,700          30,721
DaimlerChrysler North America Holding Corp.
     6.630% due 09/21/2001                                1,000           1,008
     6.899% due 01/18/2002 (d)                           41,000          40,802
     7.125% due 03/01/2002                               16,500          16,604
     5.640% due 08/23/2002 (d)                           15,400          15,272
     5.790% due 12/16/2002 (d)                           93,100          92,715
     7.750% due 05/27/2003                               45,000          46,563
     5.720% due 08/16/2004 (d)                           76,600          74,666
     7.250% due 01/18/2006                               40,000          41,055
Delta Air Lines Equipment Trust

     9.230% due 07/02/2002 (l)                            1,956           2,034
    10.500% due 01/02/2007 (l)                            7,372           8,536
    10.570% due 01/02/2007 (l)                           15,881          18,571
    10.370% due 01/02/2007 (l)                            9,629          10,978
     9.550% due 01/02/2008 (l)                            7,773           8,845
    10.430% due 01/02/2011                                1,810           1,949
    10.140% due 08/14/2012                                1,000           1,102
    10.000% due 06/05/2013                               10,828          11,446
Delta Air Lines, Inc.
     6.650% due 03/15/2004                               13,500          13,208
     7.379% due 05/18/2010                                8,200           8,704
     9.200% due 09/23/2014                                6,000           6,031
   10.500% due 04/30/2016                                 6,050           6,935
Duty Free International, Inc.
     7.000% due 01/15/2004                                  175             177
Eastman Chemical Co.
     6.375% due 01/15/2004                                5,750           5,608
Electric Lightwave, Inc.
     6.050% due 05/15/2004                               10,700           9,779
Eli Lilly & Co.
     8.125% due 12/01/2001                                  500             511
     6.250% due 03/15/2003                                  100             102
Enron Corp.
     5.510% due 09/10/2001 (d)                           35,000          35,029
     6.450% due 11/15/2001                                5,275           5,311
     8.375% due 05/23/2005                               12,000          13,010
Federal Express Corp.
     6.845% due 01/15/2019                                  811             809
Ford Capital BV
     9.375% due 05/15/2001                                  300             301
     9.500% due 06/01/2010                                  200             229
Ford Motor Co.
     9.000% due 09/15/2001                                  980             996
     6.625% due 10/01/2028                              115,800         102,927
     7.450% due 07/16/2031                               10,000           9,855
     7.400% due 11/01/2046                                2,380           2,234
Fortune Brands, Inc.
     8.500% due 10/01/2003                                  500             535
Fred Meyer, Inc.
     7.150% due 03/01/2003                               13,000          13,480
     7.375% due 03/01/2005                               38,100          39,911
General Foods Corp.
     6.000% due 06/15/2001                                  200             200
General Motors Corp.
     9.125% due 07/15/2001                                  100             101
     6.250% due 05/01/2005                                  300             303
Gillette Co.
     6.250% due 08/15/2003                                  750             773
     5.750% due 10/15/2005                                1,500           1,520
Grupo Elektra SA
    12.750% due 05/15/2001                                1,000           1,005
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                                5,000           5,025
HCA - The Healthcare Co.
     8.020% due 08/05/2002                                9,000           9,201
     8.049% due 09/19/2002 (d)                           60,500          60,497
     8.130% due 08/04/2003                                7,300           7,568
     6.910% due 06/15/2005                                9,500           9,352
     6.630% due 07/15/2045                               10,000          10,101
     6.730% due 07/15/2045                               22,560          22,797
Heinz (H.J.) Co.
     6.875% due 01/15/2003                                  100             103
Hilton Hotels Corp.
     7.375% due 06/01/2002                                1,000           1,009
HNA Holdings, Inc.
     6.125% due 02/01/2004                                  200             207
Houghton Mifflin Co.
     5.990% due 12/03/2001                                3,000           3,012
IBM Corp.
     7.250% due 11/01/2002                                  625             645
ICI Wilmington, Inc.
     6.750% due 09/15/2002                               10,000          10,119
IMEXSA Export Trust
     10.125% due 05/31/2003                               7,091           6,907
Imperial Tobacco Overseas BV
     7.125% due 04/01/2009                               21,785          21,378
International Game Technology
     7.875% due 05/15/2004                               14,500          14,718
International Paper Co.
     7.000% due 06/01/2001                                2,000           2,005
     6.666% due 07/08/2002 (d)                           48,600          48,657
Kroger Co.
     6.340% due 06/01/2001                               50,924          50,984
Lockheed Martin Corp.
     6.850% due 05/15/2001                               89,064          89,188
Mandalay Resort Group
     6.750% due 07/15/2003                                4,500           4,354
Martin Marietta Corp.
     6.500% due 04/15/2003                                   50              51
Mazda Manufacturing Corp.
     10.500% due 07/01/2008 (l)                           1,980           2,510
Nabisco, Inc.
     6.800% due 09/01/2001                                3,000           3,006
     6.700% due 06/15/2002                                9,000           9,045
     6.125% due 02/01/2033                               15,000          15,079
News America Holdings, Inc.
     8.625% due 02/01/2003                                  750             786
Norfolk Southern Corp.
     6.950% due 05/01/2002                               12,000          12,196
     7.875% due 02/15/2004                                   50              53
Northwest Airlines, Inc.
     8.970% due 01/02/2015                                1,576           1,684
     8.072% due 10/01/2019                                  400             437
Occidental Petroleum Corp.
     6.400% due 04/01/2003                               17,710          17,834
Park Place Entertainment Corp.
     7.950% due 08/01/2003                               18,500          19,009
Petroleos Mexicanos
     7.769% due 07/15/2005 (d)                           32,250          32,331
     7.845% due 07/15/2005 (d)                           94,000          94,235
     8.850% due 09/15/2007                                1,800           1,852
     9.375% due 12/02/2008                               39,650          41,335
     9.500% due 09/15/2027                               31,000          32,473
Philip Morris Cos., Inc.
     8.750% due 06/01/2001                                7,735           7,775
     6.000% due 07/15/2001                                1,000             999
     7.250% due 09/15/2001                                3,770           3,797
     7.500% due 01/15/2002                                   50              51
     7.625% due 05/15/2002                                8,300           8,475
     6.800% due 12/01/2003                               48,345          49,880
     7.000% due 07/15/2005                               15,125          15,646
     6.950% due 06/01/2006                                9,540           9,552
     7.200% due 02/01/2007                               34,000          35,278
Phillips Petroleum Co.
     9.000% due 06/01/2001                                2,000           2,010
Premium Asset Trust
     7.029% due 09/08/2007                               25,000          24,938
Procter & Gamble Co.
     5.250% due 09/15/2003                               35,900          36,220

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 103

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Racers
     6.930% due 03/03/2003 (d)                      $   282,400    $    282,549
     6.209% due 04/01/2003 (d)                           20,000          19,956
     8.760% due 04/28/2003 (d)                           30,000          30,735
     6.800% due 09/15/2005 (d)                           15,000          14,967
Raytheon Co.
     5.739% due 08/10/2001 (d)                           74,100          74,186
     7.310% due 03/01/2002 (d)                            8,650           8,656
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                               13,400          13,762
Saferco
     9.590% due 05/31/2001                                3,000           3,021
Safeway, Inc.
     7.000% due 09/15/2002                                1,125           1,146
     6.850% due 09/15/2004                                  250             260
Sara Lee Corp.
     6.300% due 11/07/2005                                  500             511
Scotia Pacific Co. LLC
     7.710% due 01/20/2014 (d)                              305             224
Sears, Roebuck & Co.
     8.390% due 02/14/2002                                  240             245
     6.250% due 01/15/2004                                  300             301
SmithKline Beecham Corp.
     7.375% due 04/15/2005                                  150             160
Sun Microsystems, Inc.
     7.000% due 08/15/2002                                  200             202
TCI Communications, Inc.
     7.176% due 04/03/2002 (d)                           11,600          11,664
     5.580% due 03/11/2003 (d)                            5,000           5,030
     6.375% due 05/01/2003                                3,280           3,311
     8.650% due 09/15/2004                                  625             672
     8.000% due 08/01/2005                                  450             478
Tele-Communications, Inc.
     8.250% due 01/15/2003                               43,125          45,078
Tenet Healthcare Corp.
     7.875% due 01/15/2003                               10,300          10,519
     8.625% due 12/01/2003                                6,200           6,441
Texaco Capital, Inc.
     8.500% due 02/15/2003                                  700             745
     6.000% due 06/15/2005                                  400             409
Textron, Inc.
     6.750% due 09/15/2002                                  225             229
Time Warner, Inc.
     6.100% due 12/30/2001                               41,875          42,043
     7.975% due 08/15/2004                               19,770          21,087
Times Mirror Co.
     6.650% due 10/15/2001                                  300             303
TRW, Inc.
     6.450% due 06/15/2001                               31,135          31,102
     6.625% due 06/01/2004                                8,925           8,856
Tyco International Group SA
     6.125% due 06/15/2001                                5,600           5,605
     6.875% due 09/05/2002                                  675             685
Union Pacific Corp.
     7.875% due 02/15/2002                                8,000           8,156
     7.365% due 07/01/2002 (d)                           25,500          25,543
     6.930% due 06/01/2003                                1,000           1,030
     6.000% due 09/01/2003                                8,000           8,000
     6.120% due 02/01/2004                                  250             249
Unisys Corp.
     9.210% due 01/21/2017                                2,000           2,114
United Air Lines, Inc.
     9.200% due 03/22/2008                                3,950           4,311
    10.360% due 11/13/2012                                7,000           7,826
    10.020% due 03/22/2014                                6,925           7,490
    10.850% due 07/05/2014                               34,111          39,667
    10.850% due 02/19/2015                                1,500           1,725
    10.125% due 03/22/2015                               14,300          15,651
     9.060% due 06/17/2015                                5,000           5,095
United Technologies Corp.
     7.125% due 11/15/2010                                  450             486
US Airways, Inc.
     6.850% due 01/30/2018                                  143             138
UST, Inc.
     7.250% due 06/01/2009                               15,000          14,278
USX Corp.
     9.800% due 07/01/2001                               24,050          24,294
Wal-Mart Stores, Inc.
     8.625% due 04/01/2001                                2,450           2,450
     6.150% due 08/10/2001                                  450             452
     6.750% due 05/24/2002                                  170             173
     6.500% due 06/01/2003                                  200             207
Walt Disney Co.
     5.125% due 12/15/2003                                  500             499
Waste Management, Inc.
     6.700% due 05/01/2001                               10,000          10,002
     6.000% due 05/15/2001                               28,800          28,762
     6.125% due 07/15/2001                               23,900          23,857
     6.375% due 12/01/2003                                  200             200
     6.500% due 05/15/2004                               94,000          94,015
Witco Corp.
     6.600% due 04/01/2003                                  100              99
Yorkshire Power
     6.154% due 02/25/2003                               17,000          17,008
                                                                   ------------
                                                                      2,972,965
                                                                   ------------
Utilities 5.9%
Alabama Power Co.
     5.350% due 11/15/2003                                1,600           1,590
Allete
     6.499% due 10/20/2003 (d)                           79,700          79,786
Appalachian Power Co.
     7.270% due 06/27/2001 (d)                           20,000          20,006
Arizona Public Service Co.
     6.109% due 11/15/2001 (d)                           14,000          14,015
Ashland, Inc.
     8.450% due 12/05/2001                                3,000           3,069
     7.253% due 03/07/2003 (d)                              300             300
AT&T Canada, Inc.
     0.000% due 11/01/2007                                1,000             899
     0.000% due 06/15/2008                               14,630          12,178
AT&T Corp.
     5.125% due 04/01/2001                                  600             600
     7.350% due 08/27/2001                                7,200           7,258
     7.125% due 01/15/2002                                  275             278
Baltimore Gas & Electric
     6.125% due 07/01/2003                                  150             153
Bell Atlantic Maryland, Inc.
     8.000% due 10/15/2029                                1,125           1,217
Bell Atlantic Virginia, Inc.
     5.625% due 03/01/2007                                  500             486
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                               10,000          10,119
     6.250% due 05/15/2003                                  100             102
British Telecommunications PLC
     6.079% due 12/15/2003 (d)                           94,800          94,839
     7.625% due 12/15/2005                                5,000           5,179
     8.125% due 12/15/2010 (d)                           83,000          86,717
Calpine Corp.
     9.250% due 02/01/2004                                4,150           4,152
CE Electric Funding
     6.853% due 12/30/2004                                  250             252
Central Maine Power Co.
     7.430% due 08/25/2003                               13,000          13,552
Central Power & Light Co.
     7.351% due 11/23/2001 (d)                           18,100          18,121
Cleveland Electric Illuminating Co.
     9.500% due 05/15/2005                               33,000          34,158
CMS Energy Corp.
     8.375% due 07/01/2003                               15,000          15,276
     7.000% due 01/15/2005                               41,325          39,637
     8.000% due 07/01/2011                                1,000           1,002
Columbia Energy Group
     6.610% due 11/28/2002                                5,000           5,094
Columbus Southern Power Co.
     6.850% due 10/03/2005                               10,000          10,299

104 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Commonwealth Edison Co.
   6.625% due 07/15/2003                            $     1,000    $      1,025
   7.145% due 09/30/2003 (d)                             17,700          17,706
   9.875% due 06/15/2020                                 11,700          13,213
Connecticut Light & Power Co.
   7.875% due 06/01/2001                                  5,100           5,119
   7.750% due 06/01/2002                                  5,000           5,116
   8.590% due 06/05/2003                                 27,000          29,085
Consolidated Edison, Inc.
   6.625% due 02/01/2002                                    100             101
   6.720% due 06/15/2002 (d)                             11,000          11,014
   6.375% due 04/01/2003                                  1,000           1,018
Consolidated Natural Gas Co.
   7.250% due 10/01/2004                                 43,750          45,631
Constellation Energy Group
   7.219% due 04/04/2003 (d)                             15,000          14,971
Detroit Edison Co.
   7.210% due 08/01/2002                                  1,000           1,029
   6.341% due 07/15/2028                                  1,000             993
Dominion Resources, Inc.
   7.600% due 07/15/2003                                 35,000          36,440
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                             90,250          92,148
Duke Energy Corp.
   5.875% due 06/01/2001                                    375             375
El Paso Electric Co.
   9.400% due 05/01/2011                                  7,455           8,269
El Paso Energy Corp.
   6.625% due 07/15/2001                                 27,000          27,119
El Paso Natural Gas Co.
   7.750% due 01/15/2002                                 15,000          15,264
Entergy Arkansas, Inc.
   7.000% due 03/01/2002                                  3,580           3,620
   7.720% due 03/01/2003                                    200             207
Entergy Gulf States, Inc.
   6.410% due 08/01/2001                                  5,800           5,819
Entergy Louisiana, Inc.
   7.740% due 07/01/2002                                    599             600
   8.500% due 06/01/2003                                  3,000           3,162
Entergy Mississippi, Inc.
   7.409% due 05/03/2004 (d)                             31,000          31,008
Exelon Corp.
   5.625% due 11/01/2001                                 22,350          22,419
Florida Power & Light
   6.875% due 12/01/2005                                  4,000           4,191
France Telecom
   6.308% due 03/14/2003 (d)                             83,200          83,246
Georgia Power Co.
   5.620% due 02/22/2002 (d)                             15,000          15,004
Global Crossing Ltd.
   8.950% due 08/07/2001                                  3,000           3,040
GTE California, Inc.
   5.500% due 01/15/2009                                    100              95
GTE South, Inc.
   7.250% due 08/01/2002                                    150             154
Houston Lighting & Power Co.
   8.750% due 03/01/2022                                 10,000          10,496
Indiana Bell Telephone Co., Inc.
   5.500% due 04/01/2007                                    500             479
Indiana Michigan Power Co.
   7.305% due 09/03/2002 (d)                              5,000           5,004
Indianapolis Power & Light Co.
   7.375% due 08/01/2007                                    225             237
Kinder Morgan, Inc.
   6.450% due 11/30/2001                                 10,000          10,052
   6.450% due 03/01/2003                                    240             243
Korea Electric Power Corp.
   7.000% due 10/01/2002                                    380             385
   6.375% due 12/01/2003                                    220             221
Marlin Water Trust
   7.090% due 12/15/2001                                 11,238          11,337
Mirant Corp.
   7.900% due 07/15/2009                                    175             174
Montana Power Co.
   7.053% due 04/06/2001 (d)                             15,000          15,008
National Power Corp.
   9.625% due 05/15/2028                                 16,000          11,131
Nevada Power Co.
   5.990% due 08/20/2001 (d)                              1,200           1,201
   6.200% due 04/15/2004                                 20,000          19,596
New England Telephone & Telegraph Co.
   6.250% due 03/15/2003                                     50              51
   6.375% due 09/01/2008                                  1,350           1,316
New York Telephone Co.
   6.250% due 02/15/2004                                    150             153
   6.000% due 04/15/2008                                     45              45
Niagara Mohawk Power Co.
   7.125% due 07/01/2001                                 34,644          34,786
   7.250% due 10/01/2002                                 24,783          25,309
   7.375% due 07/01/2003                                 39,162          40,170
   7.375% due 08/01/2003                                  1,645           1,709
NorAm Energy Corp.
   8.920% due 05/15/2001                                  7,000           7,026
   6.375% due 11/01/2003                                 22,250          22,726
Nortel Networks Corp.
   8.750% due 06/12/2001                                    300             302
   6.875% due 10/01/2002                                    200             204
Northern Illinois Gas Co.
   6.450% due 08/01/2001                                  1,450           1,454
NRG Energy, Inc.
   8.000% due 11/01/2003                                  6,000           6,185
NRG Northeast Generating LLC
   8.065% due 12/15/2004                                    422             435
Ohio Bell Telephone Co.
   5.375% due 03/01/2007                                    950             906
Ohio Power Co.
   7.000% due 07/01/2004                                 24,000          24,642
Oneok, Inc.
   7.390% due 04/24/2002 (d)                              8,000           8,014
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (d)(e)                          33,700          27,803
   5.875% due 10/01/2005 (e)                                100              85
   7.375% due 11/01/2005 (e)                             22,000          16,830
   7.250% due 08/01/2026 (e)                             10,000           8,350
Pacific Northwest Bell Telephone
   4.375% due 09/01/2002                                     50              49
Portland General Electric Co.
   7.660% due 01/14/2002                                  5,000           5,103
PP&L, Inc.
   6.125% due 05/01/2001 (d)                             16,102          16,110
   6.550% due 03/01/2006                                    500             510
PSEG Energy Holdings, Inc.
   9.125% due 02/10/2004                                    120             124
Public Service Co. of Colorado
   6.000% due 04/15/2003                                    750             759
Public Service Electric & Gas Co.
   7.250% due 04/01/2001 (d)                              3,191           3,191
   6.125% due 08/01/2002                                  1,000           1,010
   6.250% due 01/01/2007                                  1,500           1,505
Public Service Enterprise Group, Inc.
   7.035% due 06/15/2001 (d)                            156,200         156,327
Queststar Pipeline Co.
   9.375% due 06/01/2021                                    200             210
RAS LAFFAN Liquid Natural Gas
   8.294% due 03/15/2014                                    145             145
Reliant Energy, Inc.
   9.375% due 06/01/2001                                  2,000           2,008
Scana Corp.
   5.910% due 02/08/2002 (d)                             13,900          13,918
   6.329% due 07/15/2002 (d)                             38,800          38,871
Sierra Pacific Power Co.
   7.160% due 06/12/2001 (d)                             46,000          46,000
Sierra Pacific Resources
   6.299% due 04/20/2002 (d)                                500             425
   6.249% due 04/20/2003 (d)                              2,000           1,700

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 105

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Sonat, Inc.
   9.000% due 05/01/2001                            $       100    $        100
Southern California Edison Co.
   6.500% due 06/01/2001                                    200             167
   7.204% due 05/01/2002 (d)                             24,000          19,560
Sprint Capital Corp.
   9.500% due 06/06/2001                                    150             151
   5.679% due 11/15/2001 (d)                            144,900         145,094
   6.500% due 11/15/2001                                 14,365          14,472
   7.010% due 06/10/2002 (d)                             14,400          14,422
   7.625% due 06/10/2002                                  7,000           7,177
   6.850% due 06/24/2002 (d)                             62,500          62,562
   8.125% due 07/15/2002                                 10,378          10,652
System Energy Resources, Inc.
   7.710% due 08/01/2001                                  5,800           5,843
TECO Energy, Inc.
   5.540% due 09/15/2001                                 44,630          44,796
Telekomunikacja Polska SA
    7.125% due 12/10/2003                                12,200          12,250
    7.750% due 12/10/2008                                 7,895           7,663
Tennessee Valley Authority
    0.000% due 04/15/2042                                   855             410
Texas Utilities Corp.
    5.420% due 06/25/2001 (d)                           173,900         173,875
    6.370% due 08/16/2001                                 1,000           1,004
    7.389% due 09/24/2001 (d)                           160,100         158,574
    5.940% due 10/15/2001                                 3,000           3,014
    6.500% due 08/16/2002                                 2,600           2,635
    6.750% due 03/01/2003                                   150             153
Toledo Edison Co.
    8.180% due 07/30/2002                                 1,400           1,440
    8.700% due 09/01/2002                                24,500          25,208
    7.850% due 03/31/2003                                 7,000           7,226
    7.875% due 08/01/2004                                   500             531
Transcontinental Gas Pipe Corp.
    7.080% due 07/15/2026                                15,000          15,055
TXU Eastern Funding Co.
    6.150% due 05/15/2002                                61,800          62,109
    6.450% due 05/15/2005                                15,270          15,218
Union Electric Co.
    8.000% due 12/15/2022                                 1,000           1,022
Vodafone Group PLC
    6.736% due 12/19/2001 (d)                            23,900          23,940
    7.750% due 02/15/2010                                   500             540
Western Massachusetts Electric Co.
    7.375% due 07/01/2001                                23,235          23,303
Williams Cos., Inc.
    5.889% due 11/15/2001 (d)                            26,800          26,839
    6.200% due 08/01/2002                                 5,000           5,032
Wilmington Trust Co. - Tucson Electric
   10.732% due 01/01/2013 (l)                               991           1,094
WorldCom, Inc.
    6.125% due 08/15/2001                                 3,030           3,035
    6.981% due 11/26/2001 (d)                            22,100          22,037
    8.875% due 01/15/2006                                 3,000           3,099
    6.125% due 04/15/2012                                 1,250           1,252
                                                                   ------------
                                                                      2,503,119
                                                                   ------------
Total Corporate Bonds & Notes                                        14,831,152
(Cost $14,798,070)                                                 ------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 1.0%
--------------------------------------------------------------------------------
Alabama 0.0%
Jefferson County, Alabama Sewer Revenue Warrants,
(FGIC Insured), Series 2001 5.000% due 02/01/2041         5,000           4,694

Jefferson County, Alabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-323
6.560% due 02/01/2029 (d)                                 4,500           4,337

Jefferson County, AIabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-352 5.912%            625            573
due 02/01/2036 (d)

Jefferson County, Alabama Sewer Revenue
Bonds, (FGIC Insured), Series 2001 6.940%
due 02/01/2039                                            5,500           5,170

Montgomery Alabama Special Care Facilities
Financing Authority Revenue Bonds,
(MBIA Insured), Series 2000
5.410% due 11/15/2029                                     1,000             890
                                                                   ------------
                                                                         15,664
                                                                   ------------
California 0.1%
California State Department of Water
Resources Center Valley Project Revenue Bonds,
Series 2000 6.030% due 12/01/2029                         2,500           2,378

California State General Obligation Bonds,
Series 2000 7.290% due 05/01/2026                         2,635           2,875

Fairfield California Redevelopment Agency Tax
Allocation, Series 1997 7.700% due 06/01/2002                10              10

Foothill Eastern Corridor Agency California
Toll Road

Revenue Bonds, Series 1995
0.000% due 01/01/2026                                     9,000           2,449
0.000% due 01/01/2030                                     3,590             785

Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue Bonds,
(AMBAC Insured), Series 2000
5.740% due 07/01/2023                                     3,500           3,434

Los Angeles, California Wastewater System Revenue
Bonds, (FGIC Insured), Series 2000 6.700% due             6,500           6,313
06/01/2028

Modesto California Financing Authority
Revenue, (AMBAC Insured), Series 1998
5.000% due 09/01/2029                                       300             295

Orange County School Board, (MBIA Insured),
Series 2000 5.710% due 08/01/2024                         3,500           3,360

Port of Oakland, California Revenue Bonds, (FGIC
Insured), Series 2000 5.750% due 11/01/2029               1,000           1,054

San Diego Public Facilities Financing Authority
Revenue Bonds, (FGIC Insured), Series 1999
5.000% due 05/15/2029                                     1,000             984

San Francisco, California City & County Common
International Airport Revenue Bonds,
(MBIA Insured), Series 2000
4.840% due 05/01/2028                                     3,350           2,680
                                                                   ------------
                                                                         26,617
                                                                   ------------

Colorado 0.0%
Denver Colorado City & County Airport Revenue
Bonds, Series 2000 5.980% due 11/15/2025                  2,500           2,356

E-470 Public Highway Authority Revenue Bonds,
(MBIA Insured), Series 2000 5.750% due
09/01/2035                                                2,500           2,659
                                                                   ------------
                                                                          5,015
                                                                   ------------
Florida 0.1%
Broward County Florida Airport System
Revenue, (AMBAC Insured), Series 2000
5.030% due 10/01/2023                                     1,328           1,176

Florida State Board of Education General
Obligation, (FGIC Insured), Series 2000
4.710% due 06/01/2023                                     3,500           2,835

Florida State Governmental Utility Authority
Utility Revenue, (AMBAC Insured), Series 2000
5.710% due 10/01/2029                                     6,453           6,073

Florida State Turnpike Authority Revenue
Bonds, (FGIC Insured), Series 2000
4.440% due 07/01/2027                                     6,323           4,932

Greater Orlando Aviation Authority, Orlando
Florida Airport Facilities Revenue Bonds,
(FGIC Insured), Series 1999
5.125% due 10/01/2028                                     2,000           1,940

106 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Lakeland Florida Electric & Water Revenue
Bonds, (MBIA Insured), Series 2000
5.000% due 10/01/2028                               $     2,675    $      2,528

Modesto Public Financing Authority Lease
Revenue, (AMBAC Insured), Series 2000
5.740% due 09/01/2029                                     2,500           2,419

Tampa, Florida Guaranteed Entitlement
Revenue, (AMBAC Insured), Series 2001
6.000% due 10/01/2005                                     2,230           2,433

Tampa, Florida Utility Tax & Special
Revenue, (AMBAC Insured), Series 2001
6.000% due 10/01/2005                                     3,000           3,278
6.000% due 10/01/2008                                     1,500           1,682
                                                                   ------------
                                                                         29,296
                                                                   ------------

Georgia 0.1%
Atlanta, Georgia Airport Revenue, (FGIC
Insured), Series 2000 5.500% due 01/01/2026               1,000           1,035

Atlanta, Georgia Water & Wastewater Revenue
Bonds, (FGIC Insured), Series 2000
5.440% due 11/01/2038                                    22,300          20,405

Georgia Local Government Certificate Of
Participation, (MBIA Insured), Series 2000
5.810% due 06/01/2028                                     9,950           8,706
                                                                   ------------
                                                                         30,146
                                                                   ------------
Hawaii 0.0%
Honolulu Hawaii City & County Wastewater System
Revenue Bonds, (FGIC Insured), Series 2000
5.290% due 07/01/2023                                     3,468           3,259
5.210% due 07/01/2028                                     7,200           6,048
                                                                   ------------
                                                                          9,307
                                                                   ------------

Illinois 0.1%
Chicago, IIlinois Skyway Toll Bridge
Revenue Bonds, (AMBAC Insured), Series 2000
5.500% due 01/01/2031                                     2,000           2,045

Chicago, Illinois Board Education General
Obligation, (FGIC Insured), Series 1998
0.000% due 12/01/2027                                    15,000           3,525

Chicago, Illinois General Obligations,
(FGIC Insured), Series 2000 5.500% due 01/01/2035         2,500           2,550
5.500% due 01/01/2040                                     3,000           3,049
6.980% due 01/01/2040                                     4,750           4,904

Chicago, Illinois Midway Airport Revenue
Bonds, (MBIA Insured), Series 1998
5.000% due 01/01/2035                                     7,000           6,641

Chicago, Illinois Residual General Obligation, (MBIA
Insured), Series 2000 5.960% due 01/01/2028               3,100           2,945

Chicago, Illinois Sales Tax Revenue Bonds, (FGIC
Insured), Series 1999 5.375% due 01/01/2030              15,000          15,098

Cook County Illinois General Obligation,
(FGIC Insured), Series 2000 5.000% due 11/15/2028         3,220           2,942

Cook County Illinois General Obligation,
(FGIC Insured), Series 2001 6.690% due 11/15/2028             3               2
                                                                   ------------
                                                                         43,701
                                                                   ------------

Kansas 0.0%
Wichita, Kansas Hospital Revenue Bonds,
Series 1999 6.250% due 11/15/2024                         1,000           1,054
                                                                   ------------
Massachusetts 0.2%
Boston Massachussetts Water & Sewer Common
Revenue Bonds, (FGIC Insured), Series 2000
5.510% due 11/01/2028                                     3,500           3,255

E-470 Public Highway Residual 144a Revenue
Bonds, (MBIA Insured), Series 2000
5.710% due 09/01/2021                                     2,590           2,545

Massachusetts Bay Transportation Authority Revenue
Bonds, (MBIA Insured), Series 2000
5.260% due 03/01/2021                                     4,150           3,709

Massachusetts State Turnpike Authority Metro
Highway System Revenue Bonds, (MBIA Insured),
Series 1997 5.000% due 01/01/2037                         6,000           5,648

Massachusetts State Turnpike Authority
Revenue Bonds, (AMBAC Insured), Series 2000
5.910% due 01/01/2039                                    10,250           9,084

Massachusetts State Turnpike Authority
Revenue Bonds, (MBIA Insured), Series 2000
7.960% due 01/01/2037                                    21,050          19,603

Southbridge Associations Limited Liability
Corporation Massachussetts, (MBIA-Insured),
Series 2000 7.590% due 02/01/2022                        31,105          32,621
                                                                   ------------
                                                                         76,465
                                                                   ------------
Minnesota 0.0%
Minnesota Agricultural & Economic Development
Board Revenue Bonds, Series 2000
6.375% due 11/15/2029                                     1,000           1,055
                                                                   ------------
Mississippi 0.0%
Mississippi Development Bank Special
Obligation, (AMBAC Insured), Series 2000
5.810% due 07/01/2024                                     2,500           2,400
                                                                   ------------
Nevada 0.1%
Clark County Nevada General Obligations,
(MBIA Insured), Series 2000
8.440% due 07/01/2030                                    20,913          21,801

Clark County Passenger Facility Charge
Revenue, (MBIA Insured), Series 2000
5.210% due 07/01/2022                                     4,750           4,192
                                                                   ------------
                                                                         25,993
                                                                   ------------

New Jersey 0.0%
Essex County New Jersey Important Authority Lease
Revenue Bonds, (FGIC Insured), Series 2000
7.090% due 10/01/2030                                       250             280

Mercer County New Jersey Important Authority
Revenue Bonds, Series 2000 7.140% due 01/01/2018          3,103           3,669

New Jersey Health Care Facilities Financing
Authority Revenue Bonds, (MBIA Insured),
Series 2000 5.130% due 07/01/2028                         2,000           1,740
                                                                   ------------
                                                                          5,689
                                                                   ------------
New York 0.2%
Long Island Power Authority New York
Electric System Revenue Bonds, (FSA Insured),
Series 2001 7.040% due 12/01/2022                         4,000           4,000

Long Island Power Authority Revenue
Bonds, (FSA Insured), Series 2000
6.160% due 12/01/2022                                     4,500           4,410

Long Island Power Authority Revenue
Bonds, (MBIA Insured), Series 2000
6.410% due 12/01/2026                                     5,500           5,548

New York City Municipal Bond, Series 1997
7.001% due 08/01/2002 (d)                                 6,108           6,108

New York City Municipal Water Finance
Authority, (MBIA-Insured), Series 2000
5.130% due 06/15/2025                                     6,565           5,654

New York City Transitional Finance Authority
Revenue Bonds, Series 1998 4.750% due 05/01/2023          6,000           5,610

New York City, New York General Obligation, Series
1997-D 6.899% due 08/01/2002 (d)                          9,040           9,040

New York City, New York Municipal Water Financial
Authority Water & Sewer System Revenue Bonds,
(FSA Insured), Series 2000 5.510% due 06/15/2029          3,000           2,839

New York City, New York Transitional
Financial Authority Revenue Bonds,
Series 2000 6.510% due 11/01/2024                         1,250           1,203

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 107

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
New York City, New York Transitional Financing
Authority Revenue Bonds, (FGIC-TCRS Insured),
Series 2000 4.790% due 11/15/2023                   $     2,500    $      2,191

New York State Dormitory Authority Lease
Revenue Bonds, (FSA Insured), Series 1998
4.750% due 01/15/2029                                     7,300           6,709

New York State Dormitory Authority Revenue
Bonds, (MBIA Insured), Series 2000
5.000% due 02/15/2023                                     2,550           2,352

Niagara Frontier Airport Revenue Bonds,
(MBIA Insured), Series 1999
5.625% due 04/01/2029                                     1,000           1,024

Port Authority New York & New Jersey Special
Obligation Revenue Bonds, (MBIA Insured),
Series 2000 7.600% due 12/01/2022                         3,250           3,575

Westchester County New York Health Care Corp.
Revenue, Series 2000 5.875% due 11/02/2025                2,875           2,965
                                                                   ------------
                                                                         63,228
                                                                   ------------
North Dakota 0.0%
Mercer County Improvement Authority Revenue
Bonds, Series 1978 5.800% due 01/01/2018                     55              60
                                                                   ------------
Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue Bonds,
(MBIA Insured), Series 2000
5.460% due 12/01/2027                                     3,250           3,092
                                                                   ------------
Pennsylvania 0.0%
Allegheny County Hospital Development Authority
Revenue Bonds, (MBIA Insured), Series 2000 A
6.500% due 11/15/2030                                     1,000           1,103

Philadelphia School District General
Obligation, (MBIA Insured), Series 2000
5.210% due 04/01/2027                                     3,150           2,705

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999
5.000% due 02/01/2029                                       500             484
                                                                   ------------
                                                                          4,292
                                                                   ------------
Puerto Rico 0.0%
Puerto Rico Commonwealth General Obligation,
(MBIA Insured), Series 2000 5.750% due 07/01/2026         3,990           4,269

Puerto Rico Commonwealth Highway & Transiton
Authority Transition Revenue Bonds, (MBIA Insured),
Series 2000 5.875% due 07/01/2035                         4,930           5,349
                                                                   ------------
                                                                          9,618
                                                                   ------------

Texas 0.1%
Dallas-Fort Worth International Airport
Revenue, (FGIC Insured), Series 2000
6.000% due 11/01/2028                                     4,000           4,220

Denton County, Texas Utility System Revenue
Bonds, (MBIA Insured), Series 2000
5.680% due 12/01/2029                                     3,000           2,876

Grapevine-Colleyville Independent General
Obligation, (PSF-GTD Insured), Series 2000
6.000% due 08/15/2029                                    10,500           8,584

Harris County Health Facilities Development
Corporation Revenue, (MBIA Insured), Series 2000
6.140% due 07/01/2021                                     3,500           3,395

Houston Independent School District General
Obligation, (PSF Insured), Series 1999
4.750% due 02/15/2026                                    15,000          13,725

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2000 5.290% due 07/01/2025         2,750           2,585

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2001
5.000% due 07/01/2028                                    10,000           8,975

Houston, Texas Independent School District
(PSF-GTD Insured), Series 2000
4.790% due 02/15/2026                                    15,088          12,541

Houston, Texas Water & Sewer System Revenue,
(FGIC Insured), Series 2000 5.250% due 12/01/2030         1,000             998

North Texas Towey Authority Dallas North
Towey System Revenue Bonds, (FGIC Insured),
Series 1998 4.750% due 01/01/2029                         4,000           3,675
                                                                   ------------
                                                                         61,574
                                                                   ------------
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds,
Series 1999 5.000% due 08/15/2030                           500             462
                                                                   ------------
Washington State 0.0%
Seattle Washington General Obligation,
Series 2000 5.960% due 12/15/2028                         3,000           2,925
                                                                   ------------
Washington, DC 0.0%
Washington D.C. Convention Center Authority
Dedicated Tax Revenue, (AMBAC Insured),
Series 2000 5.030% due 10/01/202                          6,500           5,363
                                                                   ------------
Total Municipal Bonds & Notes                                           423,016
(Cost $385,483)                                                    ------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 1.1%
--------------------------------------------------------------------------------
A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/2008                                  825             846
Fannie Mae
     6.590% due 05/24/2001                                  500             501
     0.000% due 08/15/2001                                  105             103
     6.100% due 09/14/2001                                  100             101
     5.375% due 03/15/2002                                  750             756
     6.500% due 09/05/2002                                  325             325
     6.250% due 11/15/2002                                  385             395
     5.250% due 01/15/2003                                  250             253
     6.030% due 05/15/2003                                9,950           9,968
     4.750% due 11/14/2003                                  250             250
     5.500% due 12/29/2003                                  500             508
     5.125% due 02/13/2004                                4,594           4,648
     5.625% due 05/14/2004                                1,525           1,558
     5.750% due 06/15/2005                                  900             919
     6.625% due 10/15/2007                                  650             692
     6.560% due 12/10/2007                                  190             195
     5.750% due 02/15/2008                                  400             406
     6.000% due 05/15/2008                                2,950           3,035
     5.250% due 01/15/2009                                   80              78
     5.870% due 01/28/2009                                  200             198
     6.375% due 06/15/2009                                2,070           2,168
     6.625% due 09/15/2009                                1,000           1,062
     7.250% due 01/15/2010                                2,930           3,238
     7.125% due 06/15/2010                               60,500          66,580
     6.875% due 09/10/2012                                1,000           1,050
     6.930% due 09/17/2012                                1,000           1,057
     6.875% due 09/24/2012                                2,000           2,109
     6.250% due 05/15/2029                                2,340           2,344
     7.125% due 01/15/2030                                  325             362
     7.250% due 05/15/2030                                   42              48
Federal Farm Credit Bank
     6.400% due 01/16/2002                                  100             101
     5.730% due 03/28/2003                                  300             306
     6.050% due 12/07/2005                                  200             207
     6.060% due 05/28/2013                                  100             101
Federal Home Loan Bank
     6.500% due 04/26/2001                                   65              65
     6.690% due 05/16/2001                                  400             401
     4.875% due 01/22/2002                                  115             115
     5.805% due 02/15/2002 (d)                           17,000          17,080
     6.210% due 12/30/2002                                  200             205
     5.125% due 09/15/2003                                  350             354
     5.135% due 09/22/2003                                  600             604
     7.350% due 10/06/2003                               42,500          42,513
     6.000% due 06/30/2004                                1,000           1,032
     7.360% due 07/01/2004                                  500             537
     6.250% due 08/13/2004                                  250             260

108 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
     5.890% due 06/30/2008                          $     1,000    $      1,021
     5.800% due 09/02/2008                                2,000           2,024
     6.026% due 01/22/2009                                  275             273
     0.000% due 09/29/2017                                2,000             551
     0.000% due 09/10/2018                               15,000           4,473
     0.000% due 12/21/2018                                4,250           1,293
Freddie Mac
     5.750% due 06/15/2001                                  668             670
     5.500% due 05/15/2002                                  435             440
     7.000% due 02/15/2003                                  500             521
     7.375% due 05/15/2003                                3,500           3,692
     5.750% due 07/15/2003                                  350             358
     6.250% due 07/15/2004                                  250             260
     6.875% due 01/15/2005                                  495             525
     7.440% due 09/20/2006                                1,500           1,520
     6.765% due 03/12/2007                                  400             428
     5.750% due 04/15/2008                                  400             406
     9.000% due 09/15/2008                                   18              19
     5.750% due 03/15/2009                                1,955           1,968
    10.250% due 03/15/2009                                    8               9
     6.625% due 09/15/2009                                1,985           2,107
     6.750% due 06/03/2013                                  400             398
SallieMae
     5.979% due 10/25/2004 (d)                           17,299          17,291
     6.896% due 10/25/2004 (d)                           11,644          11,632
     7.115% due 07/25/2006 (d)                                0               0
Small Business Administration
     7.449% due 08/01/2010                              122,044         128,782
     7.700% due 07/01/2016                                  699             739
     6.950% due 11/01/2016                                4,149           4,270
     6.700% due 12/01/2016                               15,898          16,196
     7.150% due 03/01/2017                                7,636           7,918
     7.190% due 12/01/2019                                  486             505
     7.630% due 06/01/2020                               23,668          25,069
     6.900% due 12/01/2020                               10,000          10,186
     6.340% due 03/01/2021                               33,416          33,416
                                                                   ------------
Total U.S. Government Agencies                                          448,594
(Cost $437,557)                                                    ------------
--------------------------------------------------------------------------------
     U.S. TREASURY OBLIGATIONS 13.5%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (i)
     3.625% due 07/15/2002 (b)                        1,316,075       1,341,986
     3.375% due 01/15/2007 (j)                          296,572         299,816
     3.625% due 01/15/2008 (j)                          780,832         799,134
     3.875% due 01/15/2009 (j)                          474,836         493,829
     3.625% due 04/15/2028 (j)                          221,455         225,815
     3.875% due 04/15/2029 (j)                          132,096         141,013
U.S. Treasury Bonds
    10.375% due 11/15/2012                                  305             396
    12.000% due 08/15/2013                               22,500          32,056
     9.250% due 02/15/2016                              147,500         203,766
     7.250% due 05/15/2016                                2,000           2,359
     7.500% due 11/15/2016                                  450             543
     8.875% due 02/15/2019                               18,675          25,630
     8.125% due 08/15/2019                                   75              97
     8.750% due 08/15/2020                              208,486         333,200
     7.875% due 02/15/2021                                1,390           1,766
     8.125% due 05/15/2021                               85,600         111,454
     8.125% due 08/15/2021                               14,450          18,841
     8.000% due 11/15/2021                                5,000           6,450
     7.125% due 02/15/2023                              204,300         242,660
     6.250% due 08/15/2023                               12,430          13,404
     6.875% due 08/15/2025                               11,600          13,495
     6.000% due 02/15/2026                              156,100         163,719
     6.625% due 02/15/2027                                  700             794
     5.500% due 08/15/2028                               70,300          69,103
     6.125% due 08/15/2029                                    1               1
U.S. Treasury Notes
     6.625% due 07/31/2001                                   75              76
     6.375% due 08/15/2002                                4,500           4,631
     6.250% due 08/31/2002                                1,430           1,470
     6.250% due 02/15/2003                                1,000           1,036
     4.250% due 11/15/2003                               85,000          84,811
    12.375% due 05/15/2004 (b)                            1,000           1,226
     6.000% due 08/15/2004                                3,500           3,665
     5.875% due 11/15/2004                              265,700         277,571
     6.750% due 05/15/2005                              402,300         434,979
     6.875% due 05/15/2006                                1,000           1,101
     5.625% due 05/15/2008                                1,625           1,697
     5.750% due 08/15/2010                                1,830           1,929
     5.750% due 11/15/2005                               84,800          88,947
U.S. Treasury Strips
     0.000% due 11/15/2001                                   43              42
     0.000% due 05/15/2013                                4,500           2,356
     0.000% due 02/15/2014                               64,900          32,157
     0.000% due 02/15/2015                              105,000          48,595
     0.000% due 05/15/2015                              182,700          83,082
     0.000% due 08/15/2015                              170,500          75,697
     0.000% due 11/15/2018                              108,200          39,243
     0.000% due 02/15/2019                                2,000             716
     0.000% due 05/15/2020                               22,000           7,292
                                                                   ------------
Total U.S. Treasury Obligations                                       5,733,646
(Cost $5,580,480)                                                  ------------
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES 76.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 25.2%
     ABN AMRO Mortgage Corp.
     6.750% due 09/25/2028                                3,765           3,745
     6.750% due 11/25/2028                                  600             583
     6.500% due 06/25/2029                                7,093           6,857
American Southwest Financial Securities Corp.
     7.400% due 11/17/2004                               26,491          27,176
    12.500% due 04/01/2015                                  238             239
    12.000% due 05/01/2015                                  433             447
     7.248% due 11/25/2038                               56,843          59,232
Amresco Commercial Mortgage Funding I
     7.180% due 06/17/2029                                   55              58
Aurora Loan Services
     7.319% due 05/25/2030 (d)                           36,969          37,097
Banc of America Funding Corp.
     6.750% due 11/20/2032                               17,000          17,252
Bank of America Mortgage Securities, Inc.
     6.250% due 07/25/2014                                9,800           9,734
     6.250% due 08/25/2028                               25,000          23,769
     6.500% due 05/25/2029                               35,391          34,371
     7.250% due 10/25/2029                               10,753          10,841
     7.500% due 01/25/2031                              166,584         170,203
     7.500% due 02/25/2031                               12,864          13,167
     7.000% due 03/25/2032                               53,400          54,220
Bear Stearns Adjustable Rate
Mortgage Trust
     7.497% due 11/25/2030 (d)                          138,892         139,510
     7.490% due 12/25/2030 (d)                          153,119         154,719
     7.499% due 12/25/2030 (d)                          156,231         158,008
     6.944% due 02/25/2031 (d)                           20,835          21,037
     7.499% due 02/25/2031 (d)                           33,766          34,067
Bear Stearns Commercial Mortgage Securities, Inc.
     5.910% due 05/14/2008                                  131             132
     7.000% due 05/20/2030                               45,308          46,837
Bear Stearns Mortgage Securities, Inc.
     6.097% due 10/25/2023 (d)                            2,566           2,716
     10.000% due 08/25/2024                               5,000           5,645
     7.000% due 03/25/2027                                7,000           7,095
     8.125% due 09/25/2027                                2,977           3,071
     7.000% due 02/25/2028                               10,000          10,168
     7.421% due 06/25/2030 (d)                            5,972           5,972
Capco America Securitization Corp.
     5.860% due 12/15/2007                                   45              45
CDC Depositor Trust I
     6.311% due 01/15/2003 (d)                           14,534          14,481
Cendant Mortgage Corp.
     7.250% due 04/18/2013                                  757             761
     6.503% due 11/18/2028 (d)                            6,148           5,434
     6.505% due 11/18/2028 (d)                           13,528          13,211

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 109

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Chase Mortgage Finance Corp.
     7.000% due 07/25/2024                          $     1,789    $      1,788
     7.000% due 08/25/2024                                2,791           2,827
     6.750% due 03/25/2025                               11,840          11,198
     8.494% due 04/25/2025 (d)                            8,476           8,650
     6.750% due 10/25/2028                               39,000          38,987
     6.350% due 07/25/2029                               62,292          63,147
     7.750% due 08/25/2030                                9,962          10,403
Chemical Mortgage Securities, Inc.
     7.250% due 01/25/2026                               11,329          11,644
Citibank, NA
     8.000% due 07/25/2018                                   37              37
Citicorp Mortgage Securities, Inc.
     7.963% due 10/25/2022 (d)                            8,985           9,117
     6.250% due 04/25/2024                               11,796          11,249
     6.250% due 05/25/2024                                1,865           1,864
     7.250% due 10/25/2027                               20,462          20,811
     6.500% due 11/25/2027                               14,015          14,013
     6.750% due 09/25/2028                                9,334           9,343
     5.900% due 05/25/2029                                2,286           2,280
     7.000% due 09/25/2030                                7,249           7,166
     7.500% due 10/25/2030                               11,588          11,773
     7.000% due 02/25/2031                               34,210          34,131
CMC Securities Corp. II
     8.625% due 04/25/2025 (d)                              110             109
CMC Securities Corp. III
     6.750% due 05/25/2028                                5,000           5,040
CMC Securities Corp. IV
     7.250% due 11/25/2027                               10,436          10,722
Collateralized Mortgage Obligation Trust
     7.250% due 04/23/2017                                   56              57
     8.000% due 09/20/2021                                5,730           5,845
Collateralized Mortgage Obligation Trust I
    10.200% due 02/01/2016                                1,957           2,001
Collateralized Mortgage Securities Corp.
    11.450% due 11/01/2015 (d)                              115             115
     8.750% due 04/20/2019                                  358             371
     8.800% due 04/20/2019                                  237             247
COMM
     6.145% due 02/15/2008                               14,528          14,739
     6.488% due 12/16/2011 (d)                            9,000           9,014
Commercial Mortgage Acceptance Corp.
     7.030% due 05/15/2009                                   75              79
Commercial Mortgage Asset Trust
     6.640% due 09/17/2010                                  455             467
     6.975% due 04/17/2013                                  145             151
Countrywide Alternative Loan Trust
     8.000% due 07/25/2030                               18,606          19,088
Countrywide Funding Corp.
     6.625% due 02/25/2024                               33,827          33,584
     6.750% due 03/25/2024                               12,679          12,164
Countrywide Home Loans
     6.500% due 07/25/2013                                5,676           5,695
     6.250% due 08/25/2014                                3,718           3,695
     8.795% due 07/25/2024 (d)                            1,462           1,474
     6.750% due 11/25/2025                               25,567          25,195
     7.500% due 04/25/2027                                1,523           1,580
     7.500% due 06/25/2027                               12,045          12,467
     7.500% due 09/25/2027                               20,000          20,527
     7.250% due 12/25/2027                                6,224           6,232
     7.250% due 02/25/2028                               57,846          58,732
     6.750% due 06/25/2028                               15,103          14,553
     6.750% due 08/25/2028                                6,961           6,975
     6.750% due 10/25/2028                               15,567          15,049
     6.750% due 11/25/2028                                5,000           4,978
     6.500% due 01/25/2029                               24,978          24,619
     6.500% due 03/25/2029                               21,744          21,100
     6.050% due 04/25/2029                                1,135           1,141
     7.250% due 08/25/2029                                5,700           5,630
     7.750% due 04/25/2030                               50,095          51,021
     7.750% due 10/25/2030                               30,527          30,827
     7.750% due 01/25/2031                               53,795          55,218
Credit-Based Asset Servicing and Securitization
     5.940% due 09/25/2029 (d)                            1,102           1,107
     7.048% due 02/25/2030 (d)                           46,942          46,978
Crusade Global Trust
     5.719% due 05/15/2021 (d)                           91,106          91,334
CS First Boston Mortgage Securities Corp.
     6.960% due 01/20/2004                                   85              87
     6.520% due 07/17/2007                                   50              51
     6.750% due 12/27/2028                               13,112          12,841
     7.500% due 03/25/2031                               50,000          50,491
Dime Savings
     7.293% due 11/01/2018 (d)                              166             154
DLJ Commercial Mortgage Corp.
     6.025% due 09/05/2001 (d)                            1,029           1,029
     7.571% due 09/05/2001 (d)                            2,000           2,010
     6.880% due 05/05/2003 (d)                           31,164          31,183
DLJ Mortgage Acceptance Corp.
     6.446% due 08/01/2021 (d)(l)                         3,454           3,454
     8.000% due 03/25/2022                                  111             111
     8.874% due 12/25/2022 (d)                            1,273           1,289
     9.054% due 03/25/2024 (d)                              332             337
     9.308% due 05/25/2024 (d)                               89              90
     9.488% due 10/25/2024 (d)                              358             380
     6.850% due 12/17/2027                                6,605           6,835
Drexel Burnham Lambert Trust
     9.500% due 11/20/2017                                  552             565
DVI Business Credit Receivable Corp. III
     6.461% due 10/15/2003 (d)                            3,850           3,881
Fannie Mae
     7.500% due 05/25/2005                                6,700           6,908
     7.500% due 02/25/2006                                  375             386
     7.000% due 05/25/2006                                  263             268
     6.500% due 07/25/2006                                   34              34
     8.000% due 11/25/2006                                   20              20
     6.350% due 12/25/2006                                    5               5
     7.500% due 05/25/2007                                  880             897
     6.250% due 07/25/2007                                   52              52
     6.000% due 07/25/2007                                  300             303
     6.740% due 08/25/2007                                  145             151
     5.243% due 08/25/2007 (d)                                7               7
     6.270% due 09/25/2007                                3,000           3,049
     7.000% due 10/25/2007                                  200             206
     6.500% due 05/25/2008                                  500             512
    10.500% due 08/25/2008                                7,146           8,043
     6.000% due 08/25/2008                                   50              50
     7.684% due 09/25/2008 (d)                            1,606           1,555
     6.000% due 02/25/2009                                1,400           1,421
     4.000% due 02/25/2009                                   27              26
     6.500% due 02/25/2009                                   50              50
     6.500% due 03/25/2009                                   95              96
     6.500% due 08/25/2010                                  500             500
     6.750% due 11/25/2010                                  655             658
     6.500% due 04/25/2013                                   75              78
     6.000% due 03/18/2015                                6,888           6,897
     6.450% due 09/25/2016                                2,334           2,341
     8.000% due 12/25/2016                                  164             170
    11.000% due 11/25/2017                                  919           1,021
     9.250% due 04/25/2018                                  151             163
     9.300% due 05/25/2018                                  614             656
     9.500% due 06/25/2018                                  509             548
     6.081% due 06/25/2018 (d)                                3               3
     6.600% due 09/25/2018                                  379             378
     9.500% due 11/25/2018                                5,855           6,066
     6.000% due 02/25/2019                                3,010           3,018
     6.500% due 03/25/2019                                  818             823
     9.500% due 06/25/2019                                1,248           1,343
     6.350% due 08/25/2019                                  145             145
     9.300% due 08/25/2019                                   68              73
     9.000% due 12/25/2019                                5,495           5,804
     7.500% due 12/25/2019                                   68              70
     7.000% due 03/25/2020                                1,241           1,256
     7.000% due 04/25/2020                                   28              29
     7.500% due 05/25/2020                                2,809           2,894

110 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   6.044% due 07/18/2020 (d)                        $        27    $         27
   6.500% due 09/25/2020                                    751             751
   7.000% due 09/25/2020                                  8,696           8,738
   9.000% due 09/25/2020                                  2,913           3,095
   5.000% due 09/25/2020                                    200             197
   7.125% due 12/25/2020 (d)                                  4               4
   8.000% due 12/25/2020                                 27,085          28,255
   9.000% due 01/25/2021                                  4,649           4,952
   8.750% due 01/25/2021                                  2,874           3,029
   5.750% due 02/18/2021                                    100              99
   9.000% due 03/25/2021                                    409             433
   7.000% due 05/25/2021                                    300             306
   6.500% due 06/25/2021                                  6,295           6,347
   7.500% due 06/25/2021                                     21              21
   8.000% due 07/25/2021                                 13,648          14,151
   8.500% due 09/25/2021                                  4,817           5,075
   7.000% due 10/25/2021                                  9,647           9,882
   8.000% due 10/25/2021                                 22,645          23,044
   7.000% due 11/25/2021                                 20,052          20,282
   6.000% due 12/17/2021                                    567             567
   6.000% due 12/25/2021                                     24              24
   5.000% due 12/25/2021                                    500             470
   4.000% due 01/25/2022                                    126             121
   8.000% due 01/25/2022                                 21,700          22,213
   8.000% due 03/25/2022                                     49              50
   7.000% due 04/25/2022                                 17,091          17,270
   5.000% due 04/25/2022                                     48              46
   7.000% due 04/25/2022                                    139             139
   7.500% due 05/25/2022                                  2,000           2,083
   7.375% due 05/25/2022                                  9,573           9,800
   7.000% due 06/25/2022                                  1,164           1,192
   8.000% due 06/25/2022                                  4,018           4,221
   8.000% due 07/25/2022                                 59,758          62,379
   7.000% due 07/25/2022                                  5,064           5,195
   7.800% due 10/25/2022                                  3,024           3,154
   6.500% due 10/25/2022                                  4,181           4,171
   6.500% due 12/25/2022                                    180             181
   6.500% due 01/25/2023                                  1,036             113
   7.000% due 03/25/2023                                 29,916          30,517
   6.500% due 05/18/2023                                  9,153           9,219
   6.900% due 05/25/2023                                    165             163
   7.000% due 06/25/2023                                  5,445           5,296
   6.500% due 08/25/2023                                     35              35
   6.000% due 08/25/2023                                 14,106          13,050
   6.500% due 09/18/2023                                    912             922
   6.750% due 09/25/2023                                  4,107           4,039
   1.000% due 09/25/2023                                    171             158
   6.750% due 10/25/2023                                    618             608
   6.500% due 10/25/2023                                  8,895           8,615
   7.500% due 10/25/2023                                     42              43
   6.500% due 11/25/2023                                     85              85
   7.100% due 12/25/2023                                  6,769           6,762
   6.500% due 12/25/2023                                    159             158
   6.500% due 01/25/2024                                 47,302          45,711
   5.000% due 01/25/2024                                    500             487
   7.250% due 02/25/2024                                      4               4
   6.500% due 02/25/2024                                  5,150           5,182
   7.000% due 03/25/2024                                  5,000           5,098
   7.500% due 06/20/2024                                     85              86
   6.500% due 08/17/2024                                 17,000          16,882
   6.000% due 12/25/2024                                  1,750           1,746
   8.000% due 02/17/2025                                     41              41
   7.000% due 02/18/2025                                     94              95
   6.600% due 05/18/2025                                    219             224
   7.500% due 11/17/2025                                    289             300
   7.500% due 12/25/2025                                    360             371
   7.000% due 02/15/2026                                    180             182
   6.950% due 03/25/2026                                    212             213
   7.000% due 07/18/2026                                    450             450
   6.500% due 09/18/2026                                    120             120
   7.000% due 12/18/2026                                 16,889          16,816
   6.000% due 12/25/2026                                    170             168
   8.500% due 02/17/2027                                  1,403           1,531
   6.000% due 03/25/2027                                    320             316
   5.000% due 04/18/2027                                  1,000             952
   6.000% due 05/17/2027                                  5,470           4,931
   6.500% due 07/18/2027                                    178             170
   7.000% due 07/18/2027                                    460             463
   8.000% due 08/18/2027                                    262              43
   7.500% due 08/20/2027                                  2,598           2,701
   7.000% due 12/20/2027                                 12,735          12,744
   7.019% due 04/18/2028 (d)                              2,877           2,880
   6.500% due 06/25/2028                                  4,700           4,429
   6.500% due 07/18/2028                                 67,412          65,916
   6.000% due 07/18/2028                                  8,867           7,742
   9.113% due 09/25/2028                                 17,398          19,866
   6.500% due 10/25/2028                                 40,000          39,300
   6.250% due 02/25/2029                                    500             469
   7.500% due 04/25/2029                                  1,240           1,272
   6.000% due 04/25/2029                                 11,137           9,546
   7.118% due 08/25/2030 (d)                             80,172          80,313
   6.030% due 10/18/2030 (d)                             63,604          63,695
   6.390% due 05/25/2036                                 30,491          28,228
   6.500% due 06/17/2038                                  5,000           5,037
   6.300% due 10/17/2038                                 15,965          15,110
FBS Mortgage Corp.
   7.144% due 11/25/2024                                    150             150
FFCA Secured Lending Corp.
   7.850% due 10/18/2017                                 29,600          30,791
First Commonwealth Savings & Loan
   10.375% due 04/01/2005                                    15              15
First Horizon Asset Securities, Inc.
   7.000% due 02/25/2031                                 20,818          20,794
First Interstate Bancorp
   8.875% due 01/01/2009 (l)                                143             152
   9.125% due 01/01/2009 (d)(l)                               9               9
First Nationwide Trust
   6.500% due 03/25/2029                                  4,400           4,334
   6.750% due 07/25/2029                                  1,515           1,512
   7.750% due 07/25/2030                                  6,157           6,406
First Union Residential Securitization, Inc.
   7.000% due 04/25/2025                                    352             357
   6.750% due 08/25/2028                                  9,048           8,656
First Union-Lehman Brothers Commercial Mortgage
   7.150% due 02/18/2004                                     25              26
Freddie Mac
   8.000% due 03/15/2002                                     70              71
   7.500% due 04/15/2003                                    197             197
   6.750% due 10/15/2003                                 12,774          12,866
   7.000% due 10/15/2003                                  2,970           3,018
   7.000% due 12/15/2003                                     76              78
   6.500% due 04/15/2005                                    917             923
  10.150% due 04/15/2006                                      5               5
   6.500% due 07/15/2006                                  4,864           4,888
   6.500% due 08/15/2006                                    349             350
   7.500% due 02/15/2007                                    739             755
   7.750% due 04/01/2007                                     15              15
   7.500% due 04/01/2007                                     12              13
   7.000% due 07/01/2007                                      2               2
   6.500% due 07/15/2007                                  6,057           6,108
   8.000% due 10/01/2007                                     52              53
   5.500% due 10/15/2007                                  3,039           3,041
   6.500% due 05/15/2008                                  1,000           1,017
   2.800% due 06/15/2008 (d)                                149             142
   6.000% due 11/15/2008                                    225             227
   6.200% due 12/15/2008                                  4,628           4,631
   8.500% due 03/01/2009                                    131             137
   6.000% due 03/15/2009                                    265             270
  11.250% due 10/01/2009                                      3               3
   7.000% due 06/01/2010                                     14              14
   7.550% due 03/15/2012                                    180             186
  11.875% due 06/15/2013                                     86              94
   8.500% due 08/15/2013                                  2,000           2,064
   8.500% due 09/15/2013                                  5,941           6,069
  11.250% due 10/01/2014                                     67              76
   6.000% due 11/15/2014                                    400             390
   6.250% due 11/15/2015                                    851             852

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 111

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)           (000s)
--------------------------------------------------------------------------------
  10.100% due 09/01/2016                            $       237    $        262
   7.500% due 11/15/2016                                 28,791          29,682
   6.250% due 10/15/2017                                 11,357          11,403
   5.900% due 03/15/2018                                  1,652           1,651
   6.350% due 03/25/2018                                    131             131
   5.250% due 05/15/2018                                      4               4
   6.400% due 02/15/2019                                 10,347          10,399
   6.500% due 04/15/2019                                  1,566           1,578
   6.500% due 05/15/2019                                     77              77
   5.800% due 06/15/2019                                  2,092           2,090
   6.250% due 07/15/2019                                  9,954           9,965
   5.000% due 08/15/2019                                     55              55
  10.000% due 11/15/2019                                     81              86
   7.500% due 01/15/2020                                  1,444           1,448
   5.638% due 06/15/2020 (d)                                 86              86
   5.250% due 07/15/2020                                    216             215
   5.750% due 08/15/2020                                    300             302
   9.000% due 09/15/2020                                     50              52
   5.000% due 10/15/2020                                    968             959
   5.500% due 10/15/2020                                     38              38
   9.500% due 11/15/2020                                  2,902           2,974
   8.900% due 11/15/2020                                  9,925          10,247
   9.000% due 12/15/2020                                  2,628           2,774
   8.750% due 12/15/2020                                  1,254           1,315
   6.000% due 12/15/2020                                    225             223
   9.500% due 01/15/2021                                  1,789           1,893
   6.250% due 01/15/2021                                    200             201
   7.000% due 01/15/2021                                  3,735           3,761
   8.000% due 04/15/2021                                     78              81
   6.500% due 05/15/2021                                     92              93
   6.500% due 05/17/2021                                     49              49
   8.500% due 06/15/2021                                 17,153          17,956
   6.000% due 06/15/2021                                  2,939           2,945
   8.500% due 06/15/2021                                  5,137           5,413
   6.950% due 07/15/2021                                    398             405
   9.500% due 07/15/2021                                  1,014           1,035
   8.000% due 07/15/2021                                  7,102           7,168
   9.000% due 07/15/2021                                  1,868           1,981
   6.950% due 08/15/2021                                    144             146
   8.000% due 08/15/2021                                 23,472          23,945
   6.200% due 08/15/2021                                    878             885
   7.000% due 09/15/2021                                    112             115
   6.500% due 09/15/2021                                 24,998          25,139
   4.500% due 09/15/2021                                    264             255
   7.000% due 10/15/2021                                      7               7
   6.000% due 11/15/2021                                  1,058           1,059
   8.000% due 12/15/2021                                 19,027          19,985
   6.850% due 01/15/2022                                    700             714
   8.250% due 06/15/2022                                  4,697           4,936
   7.000% due 07/15/2022                                  9,699           9,711
   8.500% due 10/15/2022                                  6,502           6,792
   7.000% due 12/15/2022                                 21,000          21,499
   7.500% due 01/15/2023                                 18,415          19,072
   6.500% due 02/15/2023                                  1,250           1,281
   7.500% due 05/01/2023                                     41              42
   6.500% due 07/15/2023                                    240             245
   7.000% due 07/15/2023                                    280             282
   6.500% due 07/15/2023                                     32              32
   7.500% due 07/15/2023                                    395             411
   6.500% due 08/15/2023                                125,035         126,064
   6.850% due 10/25/2023                                  2,638           2,683
   7.400% due 10/25/2023 (d)                             13,188          13,646
   6.500% due 11/15/2023                                    139             134
   6.500% due 01/15/2024                                     35              35
   7.500% due 01/20/2024                                     68              69
   6.500% due 02/15/2024                                     20              20
   5.000% due 02/15/2024                                    116             101
   6.500% due 03/15/2024                                    331             322
   8.000% due 04/25/2024                                    491             528
   6.250% due 05/15/2024                                 13,780          13,119
   8.500% due 08/01/2024                                  1,362           1,429
   7.250% due 08/15/2024                                    190             193
   8.000% due 09/15/2024                                 16,250          17,083
   8.500% due 11/01/2024                                    558             586
   6.750% due 01/17/2025                                  6,165           6,208
   7.500% due 02/15/2025                                  3,044           3,092
   6.000% due 02/15/2025                                  4,048           4,066
   7.000% due 09/17/2025                                     40              41
   7.000% due 03/01/2026                                     94              95
   6.500% due 03/15/2026                                    110             108
   6.000% due 08/15/2026                                  2,400           2,347
   6.751% due 09/15/2026 (d)                             49,153          49,002
   8.348% due 10/01/2026 (d)                              2,684           2,747
   6.000% due 11/15/2026                                    550             545
   7.000% due 01/01/2027                                    106             108
   7.500% due 01/15/2027                                 26,198          27,277
   8.000% due 02/15/2027                                 35,767          37,658
   7.000% due 03/01/2027                                    133             135
   7.500% due 03/17/2027                                 20,000          20,956
   8.527% due 05/01/2027 (d)                                508             521
   6.750% due 05/15/2027                                    406             407
   6.500% due 06/15/2027                                 10,499          10,013
   7.500% due 06/20/2027                                 20,314          21,034
   6.500% due 08/15/2027                                 16,157          15,316
   6.500% due 09/15/2027                                 73,000          71,856
   6.500% due 10/15/2027                                 32,300          31,887
   6.000% due 11/15/2027                                    665             654
   6.500% due 01/25/2028                                  8,691           8,511
   7.000% due 02/15/2028                                  1,436           1,440
   6.250% due 03/15/2028                                 10,000           9,555
   6.500% due 04/15/2028                                159,071         156,370
   6.500% due 05/15/2028                                 51,566          50,355
   6.500% due 06/15/2028                                 63,338          59,238
   6.500% due 06/20/2028                                 24,032          22,687
   7.000% due 07/01/2028                                    696             706
   6.500% due 07/15/2028                                 72,353          66,330
   6.500% due 08/15/2028                                343,704         318,401
   7.000% due 11/15/2028                                  9,000           9,089
   6.000% due 12/01/2028                                    687             672
   6.000% due 12/15/2028                                 11,442          10,057
   6.250% due 12/15/2028                                  1,726           1,584
   6.500% due 12/15/2028                                  7,289           6,698
   6.000% due 12/15/2028                                 11,995          10,685
   6.500% due 01/01/2029                                  1,461           1,461
   6.000% due 01/15/2029                                  3,415           2,933
   6.500% due 01/15/2029                                 10,411          10,291
   6.000% due 02/15/2029                                  3,990           3,405
   6.500% due 03/01/2029                                    611             611
   6.500% due 03/15/2029                                 26,203          25,100
   6.500% due 05/01/2029                                    894             893
   6.500% due 06/01/2029                                    102             102
   6.500% due 07/01/2029                                  1,045           1,043
   8.000% due 07/15/2029                                  1,250           1,287
   7.500% due 02/01/2030                                  1,129           1,156
   7.500% due 07/15/2030                                  1,000           1,016
   7.500% due 08/15/2030                                    519             528
   5.664% due 09/15/2030                                 14,402          14,468
   7.000% due 09/15/2030 (d)                             18,634          18,613
   7.000% due 10/15/2030                                 11,702          11,717
   7.500% due 10/15/2030                                 28,215          28,290
   5.614% due 11/15/2030 (d)                              1,579           1,579
   6.947% due 08/15/2032 (d)                             32,027          32,821
Gaston Oaks PLC
   6.930% due 01/01/2036                                  2,251           2,237
General Electric Capital Mortgage Services, Inc.
   6.000% due 01/25/2009                                    519             519
   7.250% due 07/25/2011                                     75              75
   6.750% due 12/25/2012                                  2,088           2,106
   6.500% due 09/25/2023                                  1,175           1,096
   6.500% due 12/25/2023                                  8,631           8,020
   6.500% due 01/25/2024                                  3,895           3,571
   6.500% due 03/25/2024                                 67,513          66,553
   6.500% due 04/25/2024                                 68,828          64,342

112 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   7.250% due 05/25/2026                            $     3,748    $      3,810
   7.500% due 06/25/2027                                 19,938          20,423
   7.500% due 07/25/2027                                 10,066          10,331
   7.000% due 10/25/2027                                 14,412          14,429
   7.000% due 11/25/2027                                 72,500          73,736
   6.650% due 05/25/2028                                  5,905           5,954
   6.750% due 05/25/2028                                 23,934          23,988
   6.750% due 06/25/2028                                  1,296           1,296
   6.550% due 06/25/2028                                 23,450          23,905
   6.750% due 06/25/2028                                 20,517          20,416
   6.600% due 06/25/2028                                  5,936           5,987
   6.750% due 10/25/2028                                 12,190          12,119
   6.250% due 12/25/2028                                 54,624          52,461
   6.500% due 12/25/2028                                 19,500          19,041
   6.500% due 05/25/2029                                  9,858           9,566
   6.750% due 05/25/2029                                 20,000          19,819
   5.950% due 07/25/2029                                 24,794          24,788
   6.500% due 07/25/2029                                 95,240          92,011
   6.000% due 07/25/2029                                 23,507          23,577
   6.250% due 07/25/2029                                132,674         134,144
   7.250% due 08/25/2029                                  8,000           8,106
   7.000% due 09/25/2029                                 16,073          16,182
General Electric Credit Corp.
   8.000% due 03/01/2002 (l)                                  3               3
German American Capital Corp.
   4.306% due 07/01/2018 (d)                              7,923           7,834
GGP - Homart
   7.138% due 06/10/2003 (d)                             19,459          19,482
GMAC Commercial Mortgage Asset Corp.
   6.919% due 07/20/2002                                  3,256           3,256
GMAC Commercial Mortgage Securities, Inc.
   6.566% due 11/15/2007                                     85              87
   6.150% due 11/15/2007                                    254             258
   6.700% due 03/15/2008                                 29,732          30,468
   6.974% due 05/15/2008                                 27,444          28,614
   6.945% due 09/15/2033                                 25,060          26,114
   6.570% due 09/15/2033                                 46,597          47,911
GMAC Mortgage Corp. Loan Trust
   7.500% due 05/25/2030                                 12,000          12,487
Goldman Sachs Mortgage Corp.
   6.000% due 12/31/2007 (l)                              8,171           8,165
Government National Mortgage Association
   6.250% due 06/20/2022                                 33,961          34,212
   7.219% due 06/20/2023 (d)                             24,407          24,430
   7.250% due 12/16/2023                                  6,294           6,405
   8.000% due 05/16/2024                                     50              51
   7.000% due 06/20/2025                                 12,138          12,259
   7.000% due 03/20/2026                                    320             327
   6.000% due 03/20/2026                                  1,500           1,500
   6.070% due 06/16/2026 (d)                              1,378           1,378
   7.000% due 08/20/2026                                    104             106
   7.500% due 07/16/2027                                 30,865          31,835
   7.000% due 12/20/2027                                 18,960          19,026
   8.000% due 04/16/2028                                  4,627           4,638
   6.500% due 04/20/2028                                 11,887          10,962
   6.750% due 06/20/2028                                 22,864          21,468
   6.500% due 06/20/2028                                 31,364          28,982
   7.250% due 07/16/2028                                     30              31
   6.500% due 07/20/2028                                 40,416          36,141
   6.500% due 09/20/2028                                 29,986          28,282
   6.500% due 01/20/2029                                 28,770          26,605
   7.000% due 02/16/2029                                  6,815           7,088
   6.500% due 03/20/2029                                 16,259          15,673
   8.000% due 03/20/2029                                  7,151           7,567
   6.000% due 05/20/2029                                 11,104           9,798
   7.000% due 01/16/2030                                  6,686           6,621
   7.500% due 01/20/2030                                    327             338
   5.750% due 02/16/2030 (d)                              7,778           7,792
   6.383% due 02/16/2030 (d)                             12,065          12,126
   5.800% due 02/16/2030 (d)                              8,418           8,440
   7.086% due 06/20/2030 (d)                              4,565           4,573
   7.119% due 09/20/2030 (d)                             11,835          11,804
   7.500% due 09/20/2030                                  5,158           5,273
   7.100% due 10/16/2030 (d)                             70,053          70,272
Greenwich Capital Acceptance, Inc.
   8.305% due 04/25/2022 (d)                                314             313
   8.325% due 10/25/2022 (d)                                 34              34
   8.441% due 04/25/2023 (d)                                676             674
   8.935% due 04/25/2024 (d)                                459             473
   9.716% due 08/25/2024 (d)                                356             360
   9.687% due 11/25/2024 (d)                                 33              33
Guardian Savings & Loan Association
   7.557% due 09/25/2018 (d)                                 75              76
Headlands Mortgage Securities, Inc.
   7.250% due 11/25/2012                                  2,089           2,114
   7.155% due 12/25/2012                                    686             697
   7.250% due 11/25/2027                                 18,456          18,759
   7.000% due 02/25/2028                                    410             411
Home Savings of America
   8.464% due 08/01/2006                                     42              43
   6.480% due 05/25/2027 (d)                              2,455           2,434
   6.563% due 08/20/2029 (d)                             21,461          21,476
Housing Securities, Inc.
   7.000% due 05/25/2008                                    833             849
HSBC Mortgage Loan Trust
   7.110% due 11/16/2030                                 19,396          19,436
HVMLT
   7.470% due 08/19/2030                                 22,975          23,996
ICI Funding Corp. Secured Assets Corp.
   7.250% due 09/25/2027                                 18,068          18,445
   7.750% due 03/25/2028                                  1,855           1,885
Impac Secured Assets CMN Owner Trust
   6.850% due 07/25/2028                                     58              58
   7.318% due 10/25/2030 (d)                             54,327          54,639
Imperial CMB Trust
   6.650% due 11/25/2029                                    949             969
Imperial Savings Association
   8.230% due 01/25/2017 (d)                                 54              54
   8.839% due 06/25/2017 (d)                                206             206
Independent National Mortgage Corp.
   8.250% due 05/25/2010                                    128             131
   6.650% due 10/25/2024                                  2,723           2,738
   8.634% due 11/25/2024 (d)                                462             465
   8.750% due 12/25/2024                                     30              31
   9.232% due 01/25/2025 (d)                                 75              76
   8.000% due 06/25/2025                                      0               0
   8.225% due 07/25/2025 (d)                              5,475           5,515
   7.500% due 09/25/2025                                    471             472
   6.930% due 05/25/2026                                    412             412
International Mortgage Acceptance Corp.
   12.250% due 03/01/2014                                   247             286
J.P. Morgan Commercial Mortgage Finance Corp.
   8.227% due 02/25/2028                                  1,615           1,677
   7.069% due 09/15/2029                                     65              68
   6.533% due 01/15/2030                                 20,000          20,510
Kidder Peabody Acceptance Corp.
   8.937% due 09/25/2024 (d)                              4,245           4,297
LB Commercial Conduit Mortgage Trust
   6.330% due 11/18/2004                                     39              40
LB Mortgage Trust
   8.396% due 01/20/2017 (d)                             39,862          43,912
Lehman Large Loan
   6.790% due 06/12/2004                                     55              57
LTC Commercial Corp.
   7.100% due 11/28/2012                                  3,140           3,222
Mellon Residential Funding Corp.
   6.500% due 02/25/2028                                 10,000           9,656
   6.350% due 06/25/2028                                 22,000          22,185
   5.652% due 06/26/2028                                  7,426           7,409
   6.110% due 01/25/2029                                 23,900          23,970
   6.570% due 07/25/2029 (d)                             44,000          44,874
   6.580% due 07/25/2029 (d)                             55,565          56,238
   6.460% due 07/25/2029 (d)                              4,622           4,634


                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 113

Total Return Fund
March 31, 2001
                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc.
   6.861% due 06/15/2021                            $     1,982    $      2,020
   6.978% due 06/15/2021 (d)                              4,370           4,476
   7.238% due 06/15/2021 (d)                              4,099           4,194
   7.598% due 06/15/2021 (d)                                910             921
   6.950% due 06/18/2029                                 34,041          35,062
   5.650% due 12/15/2030                                  7,590           7,612
Midland Realty Acceptance Corp.
   7.020% due 01/25/2029                                 12,112          12,400
MLCC Mortgage Investors, Inc.
   6.875% due 09/15/2026 (d)                             17,183          17,201
Morgan Stanley Capital I
   6.440% due 11/15/2002                                     18              18
   5.990% due 03/15/2005                                     54              55
   6.860% due 05/15/2006 (d)                              1,910           1,971
   6.190% due 01/15/2007                                 19,529          19,879
   6.160% due 04/03/2009                                 12,840          13,018
   7.460% due 02/15/2020                                 10,542          11,073
   6.850% due 07/25/2027 (d)                                417             415
   6.220% due 06/01/2030                                     68              69
   6.590% due 10/03/2030                                  6,485           6,674
Mortgage Capital Funding, Inc.
   7.800% due 04/15/2006                                    500             540
   7.008% due 09/20/2006                                 15,545          16,161
   7.600% due 05/25/2027                                  3,894           3,943
   6.001% due 11/18/2031                                     69              70
NationsBanc Montgomery Funding Corp.
   6.750% due 06/25/2028                                 10,000           9,926
   6.500% due 07/25/2028                                 14,470          14,255
   6.750% due 08/25/2028                                 20,009          19,535
   6.250% due 10/25/2028                                  7,000           6,659
Nationslink Funding Corp.
   6.654% due 02/10/2006                                 19,624          20,248
   5.921% due 04/10/2007 (d)                             20,192          20,195
   5.805% due 11/10/2030                                  7,174           7,175
Nomura Asset Securities Corp.
   6.625% due 01/25/2009                                     19              19
   8.105% due 05/25/2024 (d)                              1,050           1,076
Norwest Asset Securities Corp.
   6.750% due 12/25/2012                                 15,113          15,485
   6.500% due 04/25/2013                                 19,557          19,750
   6.500% due 06/25/2013                                 12,972          13,099
   7.500% due 03/25/2027                                 41,558          42,684
   6.750% due 09/25/2027                                  2,612           2,637
   6.350% due 04/25/2028                                  1,084           1,085
   6.750% due 05/25/2028                                 40,707          40,414
   6.750% due 07/25/2028                                 12,657          12,578
   6.250% due 08/25/2028                                  3,245           3,256
   6.250% due 09/25/2028                                    400             383
   6.200% due 09/25/2028                                    744             744
   6.750% due 10/25/2028                                 38,104          37,906
   6.500% due 12/25/2028                                 39,751          39,015
   6.500% due 01/25/2029                                    385             346
   6.500% due 02/25/2029                                 67,432          65,324
   6.200% due 04/25/2029                                 77,385          77,159
   6.500% due 04/25/2029                                 26,751          25,925
   6.300% due 04/25/2029                                  6,847           6,855
   5.950% due 04/25/2029                                 97,464          97,367
   6.000% due 05/25/2029                                 19,713          19,772
   6.250% due 05/25/2029                                    472             476
   6.500% due 06/25/2029                                 46,178          44,631
   6.750% due 08/25/2029                                  1,103           1,112
   6.500% due 10/25/2029                                  1,969           1,905
   7.000% due 11/25/2029                                 14,793          14,946
   7.250% due 02/25/2030                                 19,756          20,095
Norwest Integrated Structured Assets, Inc.
   7.000% due 09/25/2029                                  3,574           3,536
Paine Webber Mortgage Acceptance Corp.
   6.000% due 04/25/2009                                 11,951          11,852
PHH Mortgage Services Corp.
   7.184% due 11/18/2027                                    948             951
PNC Mortgage Securities Corp.
   6.750% due 06/25/2016                                  8,897           8,960
   7.000% due 10/25/2027                                 35,815          36,299
   6.750% due 12/25/2027                                  7,230           6,929
   6.990% due 02/25/2028                                  9,494           9,776
   6.500% due 02/25/2028                                    850             849
   7.000% due 02/25/2028                                 25,470          25,805
   6.625% due 03/25/2028                                  1,561           1,572
   7.000% due 05/25/2028                                  5,664           5,753
   6.750% due 07/25/2028                                  3,527           3,509
   6.550% due 07/25/2028                                 24,500          24,707
   6.750% due 09/25/2028                                  3,996           3,974
   6.750% due 10/25/2028                                 26,045          25,987
   6.750% due 12/25/2028                                 21,709          21,443
   6.500% due 01/25/2029                                    999             975
   6.250% due 01/25/2029                                  9,263           8,991
   6.300% due 03/25/2029                                  9,989           9,505
   6.200% due 06/25/2029                                 46,288          46,757
   6.500% due 06/25/2029                                 48,600          46,862
   7.750% due 07/25/2030                                 67,726          69,530
   6.013% due 12/25/2030 (d)                             35,452          35,519
   7.500% due 02/25/2031                                 88,982          92,271
   7.500% due 05/25/2040 (d)                                444             451
PNC Mortgage Trust
   8.250% due 03/25/2030                                 58,189          59,980
Prudential Home Mortgage Securities
   7.400% due 11/25/2007                                  1,416           1,443
   7.000% due 01/25/2008                                 23,860          24,270
   6.750% due 07/25/2008                                  1,256           1,268
   6.400% due 04/25/2009                                    330             329
   6.950% due 11/25/2022                                    222             219
   7.000% due 07/25/2023                                 10,270          10,431
   6.750% due 10/25/2023                                  9,940           9,261
   5.900% due 12/25/2023                                  3,376           3,382
   6.500% due 01/25/2024                                    617             619
   6.050% due 04/25/2024                                  1,959           1,957
   6.800% due 05/25/2024                                 11,349          10,985
   6.450% due 11/25/2025                                  5,264           4,959
Prudential Securities Secured Financing Corp.
   6.074% due 01/15/2008                                 11,965          12,107
Prudential-Bache Trust
   6.676% due 09/01/2018 (d)                                195             196
   8.400% due 03/20/2021                                  5,367           5,614
PSB Financial Corp. II
  11.050% due 12/01/2015                                    405             429
Resecuritization Mortgage Trust
   6.750% due 06/19/2028                                 18,121          18,155
   6.500% due 04/19/2029                                  3,764           3,824
Residential Accredit Loans, Inc.
   7.500% due 08/25/2027                                 15,000          15,394
   6.500% due 02/25/2028                                 11,531          11,518
   7.000% due 02/25/2028                                 41,115          41,869
   6.500% due 12/25/2028                                    400             391
   6.500% due 05/25/2029                                  3,000           2,925
   6.750% due 06/25/2029                                  1,464           1,478
   7.000% due 07/25/2029                                    418             422
   7.750% due 03/25/2030                                  3,389           3,431
Residential Asset Securitization Trust
   7.375% due 03/25/2027                                  5,142           5,267
   7.000% due 10/25/2027                                 19,360          19,763
   7.000% due 01/25/2028                                 20,000          20,225
   6.750% due 06/25/2028                                 13,193          13,307
   6.500% due 12/25/2028                                  1,250           1,237
   6.500% due 03/25/2029                                 22,700          22,629
   8.000% due 02/25/2030                                 43,760          45,111
   7.320% due 09/25/2030 (d)                             15,052          15,159
Residential Funding Mortgage Securities I
   7.000% due 08/25/2008                                  3,902           3,922
   7.500% due 09/25/2011                                 12,122          12,355
   7.000% due 05/25/2012                                  3,095           3,197
   6.500% due 12/25/2012                                 20,123          20,124
   7.750% due 09/25/2022                                    391             393
   8.000% due 01/25/2023                                  2,615           2,655

114 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal           Value
                                                         Amount          (000s)
                                                         (000s)
--------------------------------------------------------------------------------
   8.000% due 02/25/2023                            $     9,225    $      9,403
   6.500% due 11/25/2023                                  1,660           1,601
   6.000% due 03/25/2024                                    392             391
   7.500% due 09/25/2025                                  9,892           9,973
   7.500% due 12/25/2025                                    937             971
   7.750% due 11/25/2026                                  9,000           9,366
   7.500% due 04/25/2027                                  6,085           6,229
   7.500% due 06/25/2027                                 53,035          54,222
   7.500% due 07/25/2027                                 25,265          26,042
   7.250% due 08/25/2027                                 16,000          16,134
   7.250% due 10/25/2027                                 39,303          39,700
   7.000% due 11/25/2027                                 17,000          17,262
   6.750% due 02/25/2028                                 32,196          32,342
   6.750% due 05/25/2028                                 60,741          60,780
   6.750% due 06/25/2028                                 67,908          66,989
   6.750% due 07/25/2028                                 13,292          13,228
   6.750% due 08/25/2028                                 35,000          34,836
   6.750% due 09/25/2028                                 66,493          66,027
   6.500% due 10/25/2028                                 52,000          50,794
   6.250% due 11/25/2028                                  3,000           2,878
   6.500% due 12/25/2028                                 23,400          22,784
   6.500% due 01/25/2029                                 72,314          70,451
   6.500% due 03/25/2029                                 27,960          27,184
   6.200% due 05/25/2029                                 46,610          46,622
   6.500% due 06/25/2029                                 11,708          10,347
   6.750% due 07/25/2029                                 22,600          22,573
   7.000% due 10/25/2029                                 25,260          25,415
   7.500% due 02/25/2030                                 12,338          12,704
   7.750% due 10/25/2030                                 26,572          27,237
   7.500% due 11/25/2030                                183,575         187,754
Resolution Trust Corp.
   8.686% due 08/25/2021                                  6,075           6,057
  11.062% due 10/25/2021                                     46              48
   8.625% due 10/25/2021                                    115             114
   8.138% due 10/25/2021 (d)                                123             122
   5.567% due 10/25/2021 (d)                                127             127
   8.720% due 05/25/2022 (d)                              1,211           1,207
   8.640% due 08/25/2023 (d)                              1,733           1,754
   8.835% due 12/25/2023                                  3,300           3,368
   8.000% due 04/25/2025                                    156             155
   8.000% due 06/25/2026                                    249             246
   8.427% due 10/25/2028 (d)                              4,388           4,466
   7.596% due 10/25/2028 (d)                             12,343          12,404
   7.510% due 05/25/2029 (d)                              2,266           2,322
   7.245% due 05/25/2029 (d)                              2,486           2,504
   6.923% due 05/25/2029 (d)                              2,865           2,867
RMF Commercial Mortgage Securities, Inc.
   6.715% due 01/15/2019 (d)                                235             241
Ryan Mortgage Acceptance Corp. IV
   9.450% due 10/01/2016                                     73              78
Ryland Acceptance Corp.
   11.500% due 12/25/2016                                    80              86
   8.200% due 09/25/2022                                     11              11
Ryland Mortgage Securities Corp.
   8.200% due 06/25/2021                                     34              34
   8.518% due 08/25/2022 (d)                              1,587           1,602
   8.108% due 08/25/2029 (d)                              1,762           1,769
   7.402% due 10/25/2031 (d)                              2,085           2,102
  14.000% due 11/25/2031                                    684             731
SACO I, Inc.
   7.460% due 07/25/2030                                    506             506
   8.128% due 07/25/2030                                 15,241          15,769
   6.140% due 09/25/2040 (d)                                546             546
Salomon Brothers Mortgage Securities VII
   8.613% due 09/25/2022 (d)                                746             752
   8.565% due 11/25/2022 (d)                                382             387
   8.950% due 03/25/2024 (d)                                287             293
   9.240% due 07/01/2024 (d)                              3,732           3,790
   9.307% due 09/25/2024 (d)                                266             272
   6.960% due 04/25/2029 (d)                             14,057          14,094
   5.430% due 04/25/2029 (d)                              5,444           5,463
   6.918% due 06/25/2029 (d)                             34,211          34,195
   7.600% due 08/25/2030                                125,500         128,143
Santa Barbara Savings & Loan Association
   9.500% due 11/20/2018                                  1,792           1,847
Sasco Floating Rate Commercial Mortgage Trust
   5.408% due 11/20/2001 (d)                             36,906          36,938
Saxon Mortgage Securities Corp.
   6.250% due 04/25/2009                                  2,032           2,039
   7.375% due 09/25/2023                                  6,372           6,498
   6.500% due 02/25/2024                                  1,517           1,525
   9.154% due 09/25/2024 (d)                              1,267           1,278
Sears Mortgage Securities
  12.000% due 02/25/2014                                    534             556
   7.896% due 11/25/2021 (d)                                449             455
   7.431% due 10/25/2022 (d)                              1,538           1,555
   6.278% due 12/25/2028                                    254             253
Securitized Asset Sales, Inc.
   8.543% due 12/26/2023 (d)                                620             647
   7.410% due 09/25/2024 (d)                              9,900          10,078
Security Pacific National Bank
   6.378% due 03/25/2018 (d)                                 81              81
   7.156% due 09/25/2019 (d)                                462             463
Sequoia Mortgage Trust
   6.350% due 09/25/2025 (d)                              5,343           5,396
Small Business Investment Cos.
   7.540% due 08/10/2009                                 93,532          99,276
   8.017% due 02/10/2010                                115,208         125,258
   7.640% due 03/10/2010                                 69,504          73,960
   7.452% due 09/01/2010                                 15,860          16,698
Starwood Commercial Mortgage Trust
   6.600% due 02/03/2009                                 11,041          11,389
Structured Asset Mortgage Investments, Inc.
   6.750% due 03/25/2028                                 22,356          22,065
   6.902% due 06/25/2028 (d)                             35,851          37,373
   6.250% due 11/25/2028                                 14,878          14,219
   6.750% due 01/25/2029                                 10,000           9,916
   6.300% due 05/25/2029                                 21,870          21,958
   6.581% due 06/25/2029 (d)                             29,054          29,515
   7.250% due 07/25/2029                                 19,588          19,812
   7.226% due 02/25/2030 (d)                                908             931
   6.750% due 05/02/2030                                 25,000          24,035
Structured Asset Notes Transactions Ltd.
   6.650% due 08/30/2005 (d)                             16,364          16,241
Structured Asset Securities Corp.
   7.000% due 02/25/2016                                 30,002          30,587
   7.000% due 12/25/2027                                 51,500          52,079
   7.220% due 11/25/2030 (d)                             38,908          38,774
Superannuation Members Home Loans Global Fund
   6.835% due 06/15/2026 (d)                             19,900          19,900
TMA Mortgage Funding Trust
   5.430% due 01/25/2029 (d)                             30,145          30,145
Torrens Trust
   5.424% due 07/15/2031 (d)                              3,593           3,593
Union Planters Mortgage Finance Corp.
   6.750% due 01/25/2028                                  4,000           3,969
   6.800% due 01/25/2028                                 15,000          15,226
United Mortgage Securities Corp.
   7.302% due 06/25/2032                                 18,991          19,194
   7.108% due 09/25/2033 (d)                                393             406
Vendee Mortgage Trust
   7.500% due 08/15/2017                                    229             232
   7.750% due 05/15/2018                                    550             561
   6.500% due 05/15/2020                                 29,697          29,460
   7.750% due 05/15/2022                                    303             319
   6.835% due 01/15/2030                                 15,952          16,345
Washington Mutual, Inc.
   5.690% due 07/26/2003 (d)                            109,938         109,905
   7.500% due 11/19/2029                                    600             618
   7.608% due 12/25/2040                                 37,551          37,657
   7.175% due 01/25/2041                                112,469         115,949
Wells Fargo Mortgage Backed Securities Trust
   7.500% due 01/25/2031                                  5,094           5,049
Western Federal Savings & Loan Association
   7.997% due 06/25/2021 (d)                              2,561           2,565
                                                                    -----------
                                                                     10,689,693
                                                                    -----------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 115

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Fannie Mae 7.1%
   5.500% due 01/01/2004-01/01/2031 (k)             $    20,723    $     19,717
   6.000% due 11/01/2003-04/16/2031 (k)               1,013,468         988,527
   6.090% due 12/01/2008                                     49              49
   6.210% due 08/01/2010-04/01/2027 (d)(k)               50,969          51,573
   6.255% due 09/01/2013                                 64,000          64,168
   6.258% due 09/01/2029 (d)                                587             595
   6.420% due 12/01/2007                                    150             155
   6.500% due 04/01/2003-03/01/2031 (k)                  20,264          20,362
   6.550% due 01/01/2008                                    950             986
   6.570% due 04/01/2026 (d)                              1,093           1,128
   6.626% due 12/01/2027 (d)                              7,508           7,775
   6.688% due 08/01/2027 (d)                             35,083          35,996
   6.726% due 05/01/2030 (d)                                253             255
   6.730% due 11/01/2007                                  1,138           1,191
   6.739% due 09/01/2017 (d)                              5,229           5,224
   6.750% due 08/01/2003                                    164             165
   6.840% due 09/01/2024 (d)                              1,869           1,900
   6.847% due 07/01/2003                                     61              62
   6.961% due 01/01/2018 (d)                              1,046           1,068
   6.969% due 10/01/2027 (d)                              4,022           4,154
   6.981% due 06/01/2007                                    462             486
   7.000% due 07/01/2001-05/15/2031 (k)               1,369,639       1,384,885
   7.250% due 05/01/2002-01/01/2023 (k)                   9,520           9,595
   7.350% due 09/01/2027 (d)                              1,555           1,618
   7.364% due 02/01/2028 (d)                              1,139           1,180
   7.468% due 06/01/2030 (d)                             41,866          44,208
   7.500% due 10/01/2002-10/01/2030 (k)                  19,040          19,685
   7.508% due 10/01/2030-10/01/2040 (d)(k)               31,856          32,791
   7.552% due 05/01/2023 (d)                              2,062           2,127
   7.750% due 06/01/2009                                    149             154
   7.780% due 01/01/2018                                  2,230           2,518
   7.850% due 07/01/2018                                  6,699           7,425
   7.920% due 03/01/2018                                  2,745           3,137
   7.980% due 05/01/2030                                  6,678           6,990
   8.000% due 09/01/2001-04/16/2031 (k)                 188,605         194,508
   8.039% due 05/01/2025 (d)                              2,273           2,334
   8.060% due 04/01/2030                                  1,854           1,947
   8.079% due 09/01/2022 (d)                                911             936
   8.080% due 04/01/2030                                  1,015           1,066
   8.095% due 06/01/2023 (d)                              1,851           1,907
   8.097% due 12/01/2023 (d)                                678             695
   8.108% due 10/01/2024 (d)                                263             269
   8.189% due 09/01/2024 (d)                              1,211           1,231
   8.211% due 12/01/2023 (d)                                769             782
   8.230% due 11/01/2025 (d)                              1,140           1,170
   8.235% due 03/01/2025-11/01/2025 (d)(k)                4,395           4,518
   8.250% due 10/01/2008-03/01/2030 (k)                   2,194           2,431
   8.276% due 08/01/2027 (d)                                939             970
   8.291% due 01/01/2024-07/01/2024 (d)(k)                4,347           4,453
   8.315% due 01/01/2024 (d)                                358             369
   8.318% due 02/01/2026 (d)                                466             483
   8.344% due 11/01/2023 (d)                                758             779
   8.347% due 09/01/2025 (d)                              1,184           1,216
   8.348% due 11/01/2025 (d)                              3,033           3,114
   8.362% due 01/01/2024 (d)                              1,604           1,654
   8.364% due 10/01/2024 (d)                              1,343           1,389
   8.374% due 03/01/2026 (d)                              1,629           1,695
   8.380% due 09/01/2022 (d)                                948             972
   8.389% due 08/01/2026 (d)                              1,630           1,684
   8.396% due 01/01/2026 (d)                              1,044           1,078
   8.405% due 12/01/2023 (d)                                163             168
   8.410% due 09/01/2023 (d)                              2,195           2,238
   8.418% due 06/01/2024 (d)                              1,219           1,247
   8.446% due 10/01/2023 (d)                                304             314
   8.450% due 11/01/2023 (d)                                164             170
   8.451% due 05/01/2026 (d)                                501             514
   8.472% due 01/01/2024 (d)                                111             115
   8.490% due 06/01/2025                                    992           1,047
   8.494% due 12/01/2023 (d)                              1,017           1,051
   8.500% due 07/01/2001-09/01/2030 (k)                   6,923           7,241
   8.574% due 05/01/2024 (d)                              1,970           2,012
   8.903% due 08/01/2023 (d)                                518             539
   9.000% due 10/01/2004-12/01/2027 (k)                   8,542           9,056
   9.250% due 10/01/2001                                      1               1
   9.500% due 12/01/2006-07/01/2026 (k)                   8,569           9,017
   9.750% due 11/01/2008                                     49              53
  10.000% due 09/01/2003-05/01/2022 (k)                   1,106           1,208
  10.500% due 01/01/2016-04/01/2022 (k)                     480             532
  10.750% due 03/01/2014                                     24              26
  11.000% due 09/01/2019-11/01/2020 (k)                     113             127
  11.500% due 08/20/2016-11/01/2019 (k)                      72              81
  12.000% due 05/01/2016                                      8              10
  12.500% due 10/01/2015                                     27              31
  13.000% due 09/01/2013                                     27              32
  13.250% due 09/01/2011                                     11              13
  14.500% due 11/01/2011-01/01/2013 (k)                      36              42
  14.750% due 08/01/2012                                    146             175
  15.000% due 10/01/2012                                     77              93
  15.500% due 10/01/2012-12/01/2012 (k)                      16              18
  15.750% due 12/01/2011-08/01/2012 (k)                      86             103
  16.000% due 09/01/2012                                     99             117
                                                                     ----------
                                                                      2,992,890
                                                                     ----------
Federal Housing Administration 1.2%
   6.000% due 03/20/2028                                  4,598           4,490
   6.500% due 05/28/2039                                      5               5
   6.750% due 07/15/2001                                  1,444           1,451
   6.755% due 03/01/2041                                 16,213          16,129
   6.780% due 07/25/2040                                  7,658           7,553
   6.790% due 05/01/2039                                 10,902          10,123
   6.830% due 12/01/2039                                  3,497           3,460
   6.875% due 11/01/2015                                  3,153           3,057
   6.880% due 10/25/2040-02/01/2041 (k)                  21,722          21,571
   6.896% due 07/01/2020                                 22,087          21,254
   6.900% due 12/01/2040                                 22,769          22,643
   6.930% due 07/01/2014-01/01/2036 (k)                  20,005          19,892
   7.000% due 11/15/2040                                     63              65
   7.050% due 03/25/2040                                  4,517           4,541
   7.125% due 03/01/2034                                  4,401           4,265
   7.150% due 01/25/2029                                  9,573           9,295
   7.211% due 12/01/2021                                  2,695           2,649
   7.250% due 06/01/2040                                  8,304           8,437
   7.310% due 06/01/2041                                 23,566          24,048
   7.315% due 08/01/2019                                 32,306          32,024
   7.317% due 05/01/2019                                  4,725           4,621
   7.350% due 11/01/2020-11/01/2022 (k)                   9,945           9,882
   7.375% due 02/01/2018-01/01/2024 (k)                  16,436          16,332
   7.400% due 01/25/2020-02/01/2021 (k)                  12,034          11,995
   7.430% due 12/01/2016-05/01/2025 (k)                 135,778         135,600
   7.450% due 12/01/2021-10/01/2023 (k)                  15,942          15,905
   7.460% due 01/01/2023                                  2,137           2,136
   7.465% due 11/01/2019                                 29,537          29,528
   7.500% due 03/01/2032-09/30/2039 (k)                   4,890           4,981
   7.580% due 12/01/2040                                  7,616           7,834
   7.630% due 08/01/2041                                 20,577          21,178
   7.650% due 11/01/2018-11/01/2040 (k)                   7,559           7,869
   7.700% due 03/15/2041                                    350             370
   7.750% due 11/15/2039                                    978           1,037
   7.880% due 12/01/2039-03/01/2041 (k)                  13,423          14,078
   7.930% due 05/01/2016                                  1,877           1,909
   8.250% due 10/29/2023-01/01/2041 (k)                   9,484           9,999
   8.378% due 11/07/2012                                    244             253
                                                                     ----------
                                                                        512,459
                                                                     ----------
Freddie Mac 1.6%
   5.500% due 04/01/2001-04/16/2031 (k)                   3,845           3,727
   6.000% due 01/01/2011-05/14/2031 (k)                  20,510          20,518
   6.263% due 12/01/2026 (d)                              5,522           5,552
   6.500% due 07/01/2001-05/01/2029 (k)                   8,801           8,950
   6.553% due 11/01/2026 (d)                              6,055           6,146
   6.732% due 11/01/2028 (d)                             20,764          21,238
   6.775% due 11/01/2003                                     63              62
   6.903% due 07/01/2025 (d)                              5,803           5,959
   7.000% due 10/01/2002-05/14/2031 (k)                 390,901         395,710
   7.250% due 11/01/2008                                    175             178
   7.285% due 09/01/2027 (d)                              2,449           2,534
   7.500% due 09/01/2001-03/01/2030 (k)                  14,822          15,147

116 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   7.625% due 06/01/2017 (d)                        $        17    $         17
   7.645% due 05/01/2025                                  2,374           2,537
   7.750% due 04/01/2017 (d)                                 29              29
   7.812% due 07/01/2030 (d)                            127,169         133,327
   8.000% due 01/01/2002-09/01/2018 (k)                   3,511           3,631
   8.142% due 04/01/2024 (d)                              5,790           5,944
   8.250% due 12/01/2002-01/01/2019 (d)(k)                  218             224
   8.252% due 07/01/2022 (d)                                587             598
   8.276% due 08/01/2023 (d)                                  7               7
   8.346% due 06/01/2022 (d)                              1,006           1,023
   8.362% due 06/01/2024 (d)                              2,520           2,590
   8.364% due 07/01/2023 (d)                                452             459
   8.365% due 11/01/2023 (d)                                 96              99
   8.368% due 10/01/2023 (d)                                729             748
   8.375% due 06/01/2024 (d)                              1,473           1,509
   8.376% due 10/01/2023 (d)                              1,339           1,373
   8.380% due 09/01/2023 (d)                              7,900           8,045
   8.390% due 08/01/2023 (d)                              7,857           8,084
   8.396% due 09/01/2023 (d)                              1,142           1,171
   8.423% due 04/01/2029 (d)                              1,094           1,128
   8.424% due 05/01/2023 (d)                                650             662
   8.434% due 07/01/2023 (d)                              1,461           1,475
   8.435% due 05/01/2023-08/01/2023 (d)(k)                5,320           5,419
   8.445% due 08/01/2023 (d)                                835             848
   8.451% due 01/01/2024 (d)                                398             410
   8.458% due 07/01/2024 (d)                              1,257           1,291
   8.500% due 09/01/2001-06/01/2030 (k)                   3,567           3,728
   8.545% due 08/01/2024 (d)                                167             172
   8.567% due 05/01/2023 (d)                              1,582           1,621
   8.575% due 01/01/2024 (d)                                348             360
   8.584% due 09/01/2023 (d)                              2,072           2,113
   8.626% due 08/01/2023 (d)                                315             318
   8.651% due 09/01/2023 (d)                              1,032           1,036
   8.665% due 12/01/2023 (d)                              1,068           1,105
   8.667% due 10/01/2023 (d)                              1,298           1,334
   8.670% due 04/01/2023 (d)                                321             329
   8.750% due 01/01/2007-12/01/2010 (k)                      57              60
   8.834% due 11/01/2023 (d)                                345             346
   8.937% due 10/01/2023 (d)                                267             269
   8.980% due 11/01/2023 (d)                                142             141
   9.000% due 01/01/2002-05/01/2017 (k)                     407             424
   9.006% due 10/01/2023 (d)                                954             962
   9.111% due 11/01/2023 (d)                                258             260
   9.250% due 06/01/2009-11/01/2013 (k)                      70              73
   9.500% due 08/01/2001-12/01/2022 (k)                   1,286           1,352
   9.750% due 11/01/2004-05/01/2009 (k)                      35              36
  10.000% due 06/01/2004-03/01/2021 (k)                     762             810
  10.250% due 04/01/2009-05/01/2009 (k)                     991           1,086
  10.500% due 10/01/2017-01/01/2021 (k)                     345             385
  10.750% due 09/01/2010                                     34              38
  11.000% due 11/01/2009-05/01/2020 (k)                     570             634
  11.250% due 10/01/2009-09/01/2015 (k)                      20              22
  11.500% due 01/01/2018                                     63              70
  12.500% due 12/01/2012                                     15              17
  13.250% due 10/01/2013                                     79              93
  14.000% due 04/01/2016                                     15              18
  15.500% due 08/01/2011-11/01/2011 (k)                      12              15
  16.250% due 05/01/2011                                      3               3
                                                                     ----------
                                                                        687,599
                                                                     ----------

Government National Mortgage Association 41.7%
   5.000% due 06/20/2022-06/20/2026 (d)(k)                  974             989
   5.500% due 06/20/2026-04/23/2031 (d)(k)               21,909          20,932
   5.650% due 10/15/2012                                     11              10
   6.000% due 10/15/2008-04/23/2031 (d)(k)            2,727,913       2,684,181
   6.375% due 05/20/2026-05/20/2027 (d)(k)                3,457           3,507
   6.500% due 10/15/2008-09/15/2040 (d)(k)            8,375,660       8,373,036
   6.625% due 01/15/2040                                  9,588           9,720
   6.670% due 10/15/2001-07/16/2038 (k)                     961             958
   6.750% due 07/15/2001-07/20/2024 (d)(k)               18,347          18,466
   6.800% due 05/15/2040                                  2,988           2,963
   6.820% due 04/15/2040                                 16,932          16,804
   6.875% due 02/20/2016-02/15/2040 (d)(k)                1,171           1,200
   7.000% due 10/15/2001-01/03/2041 (d)(k)            5,059,234       5,134,389
   7.125% due 10/20/2019-11/20/2027 (d)(k)               35,952          36,851
   7.250% due 08/20/2024 (d)                                281             286
   7.375% due 05/20/2017-05/20/2028 (d)(k)              514,296         522,113
   7.500% due 01/15/2003-01/15/2031 (k)                 127,981         131,280
   7.625% due 12/20/2017-12/20/2027 (d)(k)              306,342         314,014
   7.700% due 02/15/2002                                  6,403           6,764
   7.750% due 07/15/2001-09/20/2027 (d)(k)              359,978         368,770
   7.875% due 04/20/2023 (d)                                270             275
   8.000% due 08/15/2005-09/15/2030 (k)                  12,494          12,930
   8.125% due 07/15/2001-12/01/2039 (k)                   3,680           3,994
   8.250% due 08/15/2004-08/20/2027 (d)(k)                1,178           1,227
   8.500% due 06/15/2001-04/23/2031 (k)                   8,672           8,985
   8.750% due 03/15/2007-07/15/2007 (k)                      87              92
   9.000% due 06/15/2001-07/20/2022 (k)                   5,286           5,640
   9.250% due 07/15/2003-12/20/2016 (k)                     137             144
   9.500% due 12/15/2003-08/15/2023 (k)                   4,093           4,424
   9.750% due 09/15/2002-07/15/2004 (k)                      67              70
  10.000% due 08/20/2004-02/15/2025 (k)                   4,771           5,261
  10.250% due 02/20/2019                                     22              24
  10.500% due 06/15/2004-09/15/2021 (k)                     614             668
  11.000% due 05/15/2004-03/15/2019 (k)                     181             199
  11.250% due 12/20/2015                                     33              36
  11.500% due 10/15/2010-10/15/2015 (k)                      85              94
  12.000% due 11/15/2012-05/15/2016 (k)                     205             238
  12.500% due 01/15/2011                                      1               1
  13.000% due 12/15/2012-10/15/2014 (k)                      16              20
  13.250% due 10/20/2014                                     19              22
  13.500% due 10/15/2012-09/15/2014 (k)                      72              84
  15.000% due 02/15/2012-10/15/2012 (k)                      92             110
  16.000% due 10/15/2011-05/15/2012 (k)                     191             231
  17.000% due 11/15/2011-12/15/2011 (k)                      58              68
                                                                     ----------
                                                                     17,692,070
                                                                     ----------
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
   7.200% due 07/25/2024                                    257              14
Chase Mortgage Finance Corp. (IO)
   9.000% due 08/25/2023                                    142               2
Collateralized Mortgage Obligation Trust (PO)
   0.000% due 04/23/2017                                     11               9
Fannie Mae (IO)
   6.500% due 05/25/2005                                    574              48
   6.500% due 07/25/2006                                    248               6
 727.220% due 09/25/2006                                      2               6
   6.500% due 02/25/2007                                    771              30
   6.500% due 07/25/2007                                    137               4
   6.500% due 09/25/2007                                  1,025              45
   6.500% due 10/25/2007                                    281              12
   0.100% due 03/25/2009 (d)                             20,167             319
   6.500% due 08/25/2020                                  2,064             114
1007.000% due 01/25/2021                                      0               1
   7.500% due 04/25/2021                                  1,308             153
 903.213% due 08/25/2021                                      5             114
   0.950% due 11/25/2021 (d)                             19,264             270
   6.500% due 10/25/2022                                     90               8
   6.500% due 01/25/2023                                  2,441             355
   3.663% due 02/25/2023 (d)                             10,735             715
Fannie Mae (PO)
   0.000% due 09/01/2007                                    588             527
   0.000% due 06/25/2022                                    110             109
   0.000% due 08/25/2023                                    295             241
Freddie Mac (IO)
   5.750% due 09/15/2007 (d)                              4,517             334
   6.000% due 10/15/2007                                    138               8
   6.000% due 01/15/2008                                     49               2
   5.428% due 02/15/2008 (d)                                466              31
   7.000% due 08/15/2008                                  2,633             263
   6.400% due 10/15/2008                                     42               5
   7.000% due 04/15/2018                                    414               7
   6.500% due 10/15/2018                                    266               8
   8.845% due 01/15/2021                                      2              23
   9.000% due 05/15/2022                                     85              15
   6.500% due 09/15/2023                                    231              26


                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 117

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019                            $         1    $         27
Vendee Mortgage Trust (IO)
   0.542% due 06/15/2023 (d)                            141,532           2,541
                                                                   ------------
                                                                          6,392
                                                                   ------------
Total Mortgage-Backed Securities                                     32,581,103
(Cost $32,294,094)                                                 ------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 6.7%
--------------------------------------------------------------------------------
Aames Mortgage Trust
   5.524% due 06/15/2027                                    437             436
   7.119% due 11/25/2030 (d)                             43,424          43,537
ABFS Equipment Contract Trust
   6.100% due 10/15/2005                                     54              53
ABSC Long Beach Home Equity Loan Trust
   6.436% due 07/21/2030 (d)                                375             377
   6.096% due 08/21/2030 (d)                            127,449         127,589
Accredited Mortgage Loan Trust
   5.850% due 02/25/2030 (d)                             45,106          45,206
Ace Securities Corp.
   6.940% due 11/25/2028 (d)                              1,230           1,233
Advanta Mortgage Loan Trust
   5.263% due 05/25/2027 (d)                                667             664
   6.114% due 08/25/2029 (d)                              2,307           2,316
   5.425% due 11/25/2029 (d)                              1,586           1,588
   8.250% due 08/25/2030                                  7,954           8,371
Advanta Revolving Home Equity Loan Trust
   6.988% due 01/25/2024 (d)                             22,049          22,123
   6.868% due 08/25/2024 (d)                             20,049          20,047
   6.898% due 02/25/2025 (d)                             12,535          12,544
Aerco Ltd.
   7.089% due 07/15/2025 (d)                             38,200          38,258
AESOP Funding II LLC
   5.830% due 11/20/2006 (d)                             15,500          15,418
AFC Home Equity Loan Trust
   7.808% due 10/25/2026 (d)                                  3               3
American Express Credit Account Master Trust
   6.800% due 12/15/2003                                  1,500           1,505
American Express Master Trust
   7.850% due 08/15/2005                                    220             237
American Stores Co.
   6.899% due 08/30/2004                                 20,000          19,776
Americredit Automobile Receivable Trust
   5.304% due 10/12/2002                                  1,913           1,915
   5.780% due 05/12/2003                                 43,000          43,222
   5.443% due 09/05/2006 (d)                              5,000           5,017
Ameriquest Mortgage Securities, Inc.
   5.889% due 06/15/2030                                 12,168          12,196
Amresco Residential Securities Mortgage Loan Trust
   6.775% due 05/25/2028 (d)                              1,661           1,662
Arcadia Automobile Receivables Trust
   6.250% due 09/15/2002                                  4,773           4,781
   6.300% due 07/15/2003                                 25,821          25,982
   6.900% due 12/15/2003                                 20,519          20,838
Associates Manufactured Housing
   7.000% due 03/15/2027                                  1,492           1,499
Banc One Heloc Trust
   6.880% due 04/20/2020 (d)                             38,373          38,390
Banc One Home Equity Trust
   6.460% due 06/25/2029                                  2,333           2,327
Bank Boston Home Equity Loan Trust
   6.280% due 11/25/2010                                      6               6
Bayview Financial Acquisition Trust
   7.170% due 02/25/2029 (d)                              4,308           4,328
   6.130% due 11/25/2029 (d)                             10,626          10,626
   7.002% due 02/25/2030 (d)                             20,512          20,519
   5.920% due 07/25/2030 (d)                             61,806          61,806
   5.920% due 11/25/2030 (d)                             42,300          42,300
BMCA Receivables Master Trust
   6.840% due 09/20/2002 (d)                             12,000          11,993
Brazos Student Loan Finance Co.
   6.190% due 06/01/2023 (d)                             55,700          55,576
   7.170% due 12/01/2025 (d)                             36,780          36,554
Capital Asset Research Funding LP
   6.400% due 12/15/2004                                    207             210
   5.905% due 12/15/2005                                    125             125
Captec Franchise Trust
   7.892% due 10/15/2010                                  1,291           1,344
Champion Home Equity Loan Trust
   6.908% due 03/25/2029 (d)                              4,285           4,285
   5.930% due 09/25/2029                                 13,214          13,238
Charming Shoppes Master Trust
   7.069% due 08/15/2008 (d)                                250             251
Chase Credit Card Master Trust
   6.660% due 01/15/2007                                    645             674
Chase Funding Mortgage Loan Asset-Backed
Certificates
   6.840% due 10/25/2030 (d)                             54,966          54,963
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                    214             215
Community Program Loan Trust
   4.500% due 10/01/2018                                 23,416          22,120
   4.500% due 04/01/2029                                 26,000          21,474
Compucredit Credit Card Master Trust
   5.789% due 03/15/2007 (d)                             16,000          16,000
Conseco Finance
   7.520% due 05/15/2014                                 23,994          24,286
   7.800% due 05/15/2020                                    175             185
   5.534% due 10/15/2031 (d)                             27,148          27,244
Conseco Finance Home Loan Trust
   6.980% due 06/15/2011                                 12,305          12,409
   8.080% due 02/15/2022                                 20,300          21,326
Conseco Finance Lease LLC
   7.250% due 04/20/2003                                 25,500          25,772
Conseco Finance Securitizations Corp.
   8.850% due 12/01/2030                                 20,000          22,451
   7.180% due 05/01/2032                                 18,072          18,303
   7.970% due 05/01/2032                                 25,600          26,956
   8.310% due 05/01/2032                                 48,800          52,721
Contimortgage Home Equity Loan Trust
   6.420% due 04/25/2014                                     63              63
   6.400% due 06/15/2014                                    489             489
   6.770% due 01/25/2018                                 41,700          42,221
   6.990% due 03/15/2021                                    350             356
   6.930% due 11/25/2022                                 36,800          37,783
   7.220% due 01/15/2028                                     80              82
   6.760% due 06/15/2028 (d)                              1,607           1,603
   6.829% due 08/15/2028 (d)                                243             243
CPS Auto Trust
   6.000% due 08/15/2003                                     53              53
Cross Country Master Credit Card Trust II
   7.210% due 06/15/2006 (d)                                800             807
CS First Boston Mortgage Securities Corp.
   6.750% due 09/25/2028                                  6,960           6,946
Daimler-Benz Auto Grantor Trust
   6.050% due 03/31/2005                                  1,063           1,064
Delta Funding Home Equity Loan Trust
   6.140% due 03/15/2018                                 13,888          13,902
   7.029% due 09/15/2029 (d)                              9,603           9,643
   6.940% due 06/15/2030 (d)                             31,426          31,425
Denver Arena Trust
   6.940% due 11/15/2019                                    272             261
Discover Card Master Trust I
   6.996% due 10/16/2013 (d)                                400             404
Duck Auto Grantor Trust
   5.650% due 03/15/2004                                  2,361           2,369
   7.260% due 05/15/2005                                 30,542          30,607
Embarcadero Aircraft Securitization Trust
   5.644% due 08/15/2025 (d)                             11,000          11,000
EQCC Home Equity Loan Trust
   6.050% due 01/25/2010                                     68              68
   6.548% due 04/25/2010                                    201             201
   5.770% due 05/20/2010                                     68              68
   6.780% due 10/15/2027 (d)                                641             640

118 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Equivantage Home Equity Loan Trust
   6.550% due 10/25/2025                            $        70    $         71
First Alliance Mortgage Loan Trust
   6.154% due 01/25/2025 (d)                                533             534
   5.960% due 03/20/2031 (d)                             11,816          11,831
First Omni Bank Credit Card Master Trust
   6.650% due 09/15/2003 (d)                              1,500           1,502
First Security Auto Grantor Trust
   5.970% due 04/15/2004                                     82              83
FMAC Loan Receivables Trust
   7.900% due 04/15/2019                                     20              21
   6.200% due 09/15/2020                                    133             134
   6.500% due 09/15/2020                                    209             195
   6.830% due 09/15/2020                                    680             657
Ford Credit Auto Owner Trust
   6.200% due 04/15/2002                                    153             153
GE Capital Equipment Lease Trust
   6.850% due 05/20/2008 (d)                                250             255
GMAC Mortgage Corp. Loan Trust
   7.089% due 11/18/2025 (d)                             38,438          38,586
   7.950% due 03/25/2030                                 34,303          34,901
Green Tree Financial Corp.
   5.760% due 11/01/2018                                    145             142
   8.400% due 06/15/2025                                    152             153
   7.150% due 07/15/2027                                     24              24
   6.490% due 03/15/2028                                 24,774          25,047
   6.420% due 11/15/2028                                    786             791
   6.870% due 02/01/2030                                  1,620           1,543
   6.660% due 06/01/2030                                  1,405           1,284
   5.600% due 12/01/2030                                    115             115
   6.480% due 12/01/2030                                     55              53
   5.510% due 02/01/2031                                     69              69
   7.860% due 04/01/2031                                    400             410
Green Tree Floorplan Receivables Master Trust
   5.921% due 11/15/2004 (d)                             46,000          46,014
Green Tree Home Improvement Loan Trust
   7.270% due 11/15/2029 (d)                              2,649           2,643
Green Tree Recreational, Equipment, & Consumables
   6.430% due 04/17/2006                                  2,035           2,054
   6.715% due 02/01/2009                                 30,412          30,875
   6.490% due 02/15/2018                                     13              13
   6.180% due 06/15/2019                                    184             187
Greenpoint Manufactured Housing
   7.270% due 06/15/2029                                    110             108
Harley-Davidson Eaglemark Motorcycle Trust
   5.250% due 07/15/2003                                     43              43
Headlands Home Equity Loan Trust
   5.814% due 12/15/2024 (d)                                397             400
HFC Home Equity Loan
   6.830% due 12/20/2016                                    152             152
Household Consumer Loan Trust
   7.040% due 08/15/2006 (d)                             17,025          16,440
IMC Home Equity Loan Trust
   7.497% due 07/25/2026 (d)                                589             603
   5.740% due 08/20/2029                                    141             141
IMPAC Secured Assets CMN Owner Trust
   7.770% due 07/25/2025                                  2,000           2,046
Indymac Home Equity Loan Asset-Backed Trust
   6.888% due 10/25/2029 (d)                              4,942           4,953
   6.912% due 07/25/2030 (d)                              9,867           9,883
Indymac Manufactured Housing Contract
   6.170% due 12/25/2011                                  4,190           4,204
Korea National Housing
   9.969% due 05/23/2001                                  3,000           3,015
Long Beach Auto Receivables Trust
   6.940% due 09/19/2007                                  3,322           3,400
Long Beach Mortgage Loan Trust
   5.240% due 04/21/2008 (d)                             11,486          11,497
Marriott Vacation Club Owner Trust
   5.930% due 09/20/2017 (d)                             77,038          76,976
Mellon Bank Home Equity
   6.520% due 07/25/2010                                    336             336
   5.900% due 10/25/2010                                 10,932          10,955
Merit Securities Corp.
   6.160% due 07/28/2033                                  4,398           4,398
   7.880% due 12/28/2033                                 34,400          35,646
Metris Master Trust
   5.658% due 04/20/2006 (d)                             20,000          20,143
Metropolitan Asset Funding, Inc.
   7.081% due 04/25/2029 (d)                             12,231          12,063
Mid-State Trust
   8.330% due 04/01/2030                                 58,707          63,259
MLCC Mortgage Investors, Inc.
   5.949% due 03/15/2025 (d)                                364             365
MMCA Automobile Trust
   6.300% due 06/15/2002                                    110             110
Morgan Stanley ABS Capital, Inc.
   6.930% due 08/25/2030 (d)                            143,211         143,479
MPC Natural Gas Funding Trust
   6.200% due 03/15/2013                                  9,316           9,680
MSDWCC Heloc Trust
   6.908% due 09/25/2010 (d)                             35,556          35,457
Myra-United Mexican States
   6.438% due 10/20/2006 (d)                                378             366
   6.373% due 12/23/2006                                  1,275           1,237
   6.488% due 12/23/2006 (d)                              7,051           6,840
   7.500% due 12/23/2006 (d)                              5,343           5,181
   7.750% due 12/23/2006 (d)                              3,208           3,111
   5.688% due 12/23/2006 (d)                                851             826
National Medical Care
   6.625% due 09/30/2003 (d)                             19,315          19,121
   6.313% due 09/30/2003                                 11,381          11,267
New Holland Equipment Receivables Trust
   6.390% due 10/15/2002                                     84              85
New York City Tax Lien
   6.460% due 05/25/2005                                     87              87
NPF VI, Inc.
   6.220% due 06/01/2002                                 17,150          16,941
NPF XII, Inc.
   7.050% due 06/01/2003                                 50,750          51,495
   5.931% due 11/01/2003 (d)                             16,000          16,000
Option One Mortgage Loan Trust
   5.880% due 05/25/2029                                     32              32
   5.340% due 09/25/2030 (d)                             47,572          47,650
Provident Bank Equipment Lease Trust
   5.830% due 11/25/2011 (d)                             36,372          36,372
Provident Bank Home Equity Loan Trust
   6.920% due 06/25/2021 (d)                             32,539          32,597
Providian Gateway Master Trust
   5.380% due 03/15/2007                                 28,900          28,900
   5.849% due 03/16/2009 (d)                             23,000          23,000
Providian Master Trust
   6.250% due 06/15/2007                                     25              26
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                  3,272           3,296
Residential Asset Mortgage Products, Inc.
   6.004% due 09/25/2030 (d)                             41,721          41,521
   7.980% due 12/25/2030                                 24,463          25,541
Residential Asset Securities Corp.
   6.720% due 04/25/2014 (d)                                 79              79
   6.960% due 07/25/2014                                 12,477          12,478
   6.240% due 02/25/2017                                    902             901
   6.600% due 01/25/2020                                 13,200          13,311
   7.075% due 09/25/2020                                    190             193
   8.000% due 09/25/2021 (d)                              5,060           5,210
   6.920% due 10/25/2027 (d)                              1,677           1,688
Residential Asset Securitization Trust
   6.750% due 03/25/2028                                 40,000          39,683
Residential Funding Mortgage Securities, Inc.
  10.836% due 06/01/2001                                 72,450          72,450
RJR Nabisco
   7.500% due 01/01/2002 (d)                             19,948          19,948
Ryder Vehicle Lease Trust
   6.430% due 01/15/2003                                    406             407

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 119

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
SallieMae
   5.936% due 04/25/2004 (d)                        $     3,049    $      3,053
   6.824% due 07/25/2004 (d)                                832             831
   5.901% due 10/25/2005 (d)                             18,203          18,205
   6.825% due 10/25/2005 (d)                             11,476          11,468
   6.628% due 04/25/2006 (d)                             69,553          69,441
Salomon Brothers Mortgage Securities VII
   7.020% due 09/25/2029 (d)(i)                             330             331
   5.584% due 11/15/2029 (d)                             17,045          17,117
   6.463% due 11/15/2029 (d)(i)                           7,800           7,823
Saxon Asset Securities Trust
   7.585% due 12/25/2014                                     45              45
   5.760% due 05/25/2029 (d)                              5,946           5,950
Sears Credit Account Master Trust
   6.050% due 01/15/2008                                    500             512
Southern Pacific Secured Assets Corp.
   5.700% due07/25/2029 (d)                              39,146          39,035
Standard Credit Card Master Trust
   8.250% due 11/07/2003                                     80              82
Team Fleet Financing Corp.
   7.350% due 05/15/2003                                     30              31
The Money Store Home Equity Trust
   7.550% due 02/15/2020                                    196             197
   6.345% due 11/15/2021                                    479             480
   6.490% due 10/15/2026                                 10,354          10,495
Toyota Auto Lease Trust
   6.450% due 04/26/2004                                    300             300
UCFC Home Equity Loan
   8.200% due 09/15/2027                                     70              72
   6.870% due 07/15/2029                                     70              69
UCFC Manufactured Housing Contract
   6.680% due 01/15/2010 (d)                              1,785           1,786
UniCapital Equipment Contract
   6.540% due 07/23/2002                                  8,657           8,665
USAA Auto Loan Grantor Trust
   6.150% due 05/15/2004                                    651             650
   5.800% due 01/15/2005                                  1,772           1,784
WFS Financial Owner Trust
   6.411% due 07/20/2002                                  7,817           7,829
   6.920% due 01/20/2004                                 27,125          27,631
WMC Mortgage Loan
   7.070% due 10/15/2029                                 74,741          74,787
                                                                   ------------
Total Asset-Backed Securities                                         2,838,269
(Cost $2,818,838)                                                  ------------
--------------------------------------------------------------------------------
SOVEREIGN ISSUES 1.2%
--------------------------------------------------------------------------------
Hellenic Republic
   6.938% due 06/06/2001 (d)                             20,000          20,026
Hydro-Quebec
   7.375% due 02/01/2003                                    150             156
   6.875% due 09/29/2049 (d)                              2,000           1,787
Kingdom of Jordan
   6.000% due 12/23/2023                                  7,000           5,330
Kingdom of Sweden
  10.250% due 11/01/2015                                    500             647
Province of Manitoba
   7.750% due 02/01/2002                                  1,000           1,023
Province of New Brunswick
   7.125% due 10/01/2002                                  1,700           1,752
Province of Newfoundland
   9.000% due 06/01/2019                                    500             643
Province of Nova Scotia
   9.375% due 07/15/2002                                  1,000           1,056
Province of Ontario
   7.750% due 06/04/2002                                    200             207
   7.625% due 06/22/2004                                  1,000           1,068
   7.000% due 08/04/2005                                  1,000           1,065
   6.000% due 02/21/2006                                  1,800           1,846
   5.500% due 10/01/2008                                 12,000          11,898
Province of Quebec
   7.500% due 07/15/2002                                  6,000           6,206
   8.800% due 04/15/2003                                  1,100           1,184
   6.810% due 06/11/2004 (d)                             15,500          15,501
   6.500% due 01/17/2006                                  2,000           2,091
   6.620% due 04/09/2026                                 25,000          26,560
Republic of Argentina
   5.563% due 03/31/2005 (d)                             28,800          24,774
Republic of Brazil
   7.625% due 04/15/2006                                241,286         218,699
  10.125% due 05/15/2027                                14,000           10,640
Republic of Bulgaria
   3.000% due 07/28/2012 (d)                              3,624           2,744
   7.750% due 07/28/2024 (d)                                320             239
Republic of Croatia
   7.000% due 02/27/2002                                  7,650           7,665
   7.750% due 07/31/2006 (d)                              2,911           2,846
   6.250% due 07/31/2010 (d)                             31,750          30,718
Republic of Kazakhstan
   8.375% due 10/02/2002                                  5,000           5,104
Republic of Panama
   7.875% due 02/13/2002                                  1,850           1,866
   7.733% due 05/10/2002 (d)                              1,975           1,991
   4.500% due 07/17/2014                                  7,675           6,470
Republic of Peru
   3.750% due 03/07/2017                                  3,000           1,868
   4.500% due 03/07/2017 (d)                              5,750           3,924
   3.750% due 03/07/2017                                  8,000           5,002
Republic of Poland
   6.000% due 10/27/2014                                  9,000           8,764
   3.500% due 10/27/2024 (d)                             53,940          38,972
   4.250% due 10/27/2024                                  1,600           1,268
Republic of South Africa
   9.125% due 05/19/2009                                 15,000          15,788
State of Israel
   6.200% due 06/14/2003                                     25              25
United Kingdom Gilt
   8.000% due 09/27/2013 (j)                              1,900           3,497
United Mexican States
   9.616% due 04/07/2004 (d)                             14,436          14,833
   8.500% due 02/01/2006                                  3,781           3,866
   6.250% due 12/31/2019                                  8,860           7,907
                                                                   ------------
Total Sovereign Issues                                                  519,516
(Cost $515,566)                                                    ------------
--------------------------------------------------------------------------------
FOREIGN CURRENCY-DISSUESATED3.1% (f)(g)
--------------------------------------------------------------------------------
Canada Treasury Bill
   0.000% due 04/12/2001            C$                       20              13
   0.000% due 05/10/2001                                    220             139
Commonwealth of New Zealand
   4.500% due 02/15/2016            N$                   73,000          32,372
Halifax Group Euro Finance
   7.627% due 12/29/2049            EC                    8,500           7,863
KBC Bank Fund Trust IV
   8.220% due 11/29/2049                                 20,764          19,154
Korea Development Bank
   4.885% due 05/14/2001            DM                   70,000          31,365
   2.560% due 06/26/2001            JY                4,000,000          31,889
Korea Electric Power Corp.
   3.882% due 10/31/2002 (d)        DM                   18,900           8,390
Lloyds TSB Capital
   7.375% due 02/07/2049            EC                   16,000          14,731
Newcourt Credit Group, Inc.
   7.625% due 06/28/2001            C$                    9,400           5,987
Republic of Austria
   5.500% due 01/15/2010 (j)        EC                      900             817
Republic of Brazil
   8.250% due 11/26/2001                                  2,000           1,772
Republic of Germany
   5.000% due 05/20/2005                                    155             139
   4.125% due 07/04/2008 (j)                             15,500          13,205

120 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   4.500% due 07/04/2009 (j)        EC                   71,300    $     62,023
   5.375% due 01/04/2010 (j)                             35,300          32,476
   5.250% due 07/04/2010                                156,560         143,007
   5.250% due 01/04/2011 (j)                            294,780         269,108
   6.250% due 01/04/2024 (j)                            128,451         125,373
   6.500% due 07/04/2027 (j)                            198,710         200,816
   5.600% due 01/04/2028 (j)                            108,710          98,594
   6.250% due 01/04/2030 (j)                                100              99
Royal Bank of Scotland Group PLC
   8.300% due 03/31/2049            BP                   85,000         103,104
Treuhandanstalt
   6.250% due 03/04/2004            EC                       60              55
United Mexican States
   6.000% due 03/28/2002            JY                  100,000             830
   3.100% due 04/24/2002                              2,542,000          20,470
   8.750% due 05/30/2002            BP                   23,000          33,184
  10.375% due 01/29/2003            DM                      200              95
   7.000% due 06/02/2003            C$                   30,200          19,158
   7.432% due 04/07/2004 (d)        EC                   18,181          16,223
   6.750% due 06/06/2006            JY                2,000,000          18,678
   7.500% due 03/08/2010            EC                    5,000           4,341
   1.103% due 12/31/2019 (d)        JY                1,662,500          12,936
                                                                   ------------
Total Foreign                                                         1,328,406
Currency-Denominated Issues                                        ------------
(Cost $1,374,968)
--------------------------------------------------------------------------------
  PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
General National Mortgage Association (OTC)
   6.000% due 05/21/2031
   Strike @ 90.281 Exp. 05/04/2001                  $   497,000               1

General National Mortgage Association (OTC)
   7.500% due 05/21/2031
   Strike @ 96.641 Exp. 05/04/2001                      940,000               2
Harborview Mortgage Loan Trust (OTC)
   7.470% due 08/19/2030
   Strike @ 100.000 Exp. 05/01/2005                      22,975               0
                                                                   ------------
Total Purchased Put Options                                                   3
(Cost $112)                                                        ------------
--------------------------------------------------------------------------------
  CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Banking & Finance 0.0%
Bell Atlantic Financial Services
   5.750% due 04/01/2003                                  1,500           1,505
Cox Communications, Inc.
   0.426% due 04/19/2020                                     25          10,063
                                                                   ------------
Total Convertible Bonds & Notes                                          11,568
(Cost $14,839)                                                     ------------
--------------------------------------------------------------------------------
  PREFERRED SECURITY 0.8%
--------------------------------------------------------------------------------
                                                         Shares
DG Funding Trust
   7.150% due 12/29/2049 (d)                             35,150         358,530
                                                                   ------------
Total Preferred Security                                                358,530
(Cost $351,502)                                                    ------------
--------------------------------------------------------------------------------
  PREFERRED STOCK 0.2%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya International
   9.750% due 12/31/2049                                266,217    $      6,909
Centaur Funding Corp.
   9.080% due 04/21/2020                                    125             131
CSC Holdings, Inc.
  11.125% due 04/01/2008                                 27,038           2,947
Fortis Amev NV
   6.430% due 12/31/2049                                     85          11,220
   5.080% due 12/31/2049 (d)                                 86          11,352
Home Ownership Funding
   13.331% due 12/31/2049                                 1,125             849
SI Financing Trust I
   9.500% due 06/30/2026                                396,194          10,024
TCI Communications, Inc.
   9.720% due 12/31/2036                                622,553          15,844
  10.000% due 05/31/2045                                 49,000           1,230
                                                                   ------------
Total Preferred Stock                                                    60,506
(Cost $60,018)                                                     ------------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 11.8%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)
Certificates of Deposit 0.1%
Mexico Credit Link
  11.384% due 02/22/2002                            $    29,500          30,247
  11.804% due 02/25/2002                                  2,000           2,088
                                                                   ------------
                                                                         32,335
                                                                   ------------
Commercial Paper 11.2%
Abbey National North America
   5.500% due 04/10/2001                                 31,500          31,462
   5.090% due 04/19/2001                                  2,400           2,394
   5.340% due 04/19/2001                                  1,500           1,496
   5.350% due 04/19/2001                                  6,800           6,783
   5.450% due 04/19/2001                                  1,100           1,097
   5.420% due 04/26/2001                                  2,200           2,192
   5.345% due 05/02/2001                                126,400         125,837
   5.050% due 08/01/2001                                  2,000           1,967
   5.060% due 08/01/2001                                  1,000             984
   4.930% due 08/01/2001                                 35,000          34,426
   5.010% due 08/06/2001                                    700             688
   5.040% due 08/06/2001                                 41,800          41,089
   5.020% due 08/07/2001                                 74,200          72,928
   5.050% due 08/08/2001                                  3,700           3,636
   5.040% due 08/08/2001                                    600             590
   5.020% due 08/08/2001                                  6,700           6,584
   5.010% due 08/08/2001                                 17,100          16,805
Abbey National PLC
   5.240% due 04/10/2001                                    200             200
   4.870% due 05/02/2001                                 16,800          16,732
   5.070% due 05/02/2001                                  2,100           2,091
   4.700% due 09/05/2001                                  3,500           3,428
   4.710% due 09/06/2001                                 16,800          16,451
Abbott Laboratories
   5.100% due 04/05/2001                                 19,600          19,592
ABN Amro North America Finance, Inc.
   5.340% due 04/02/2001                                    600             600
Alcoa, Inc.
   5.310% due 04/02/2001                                 11,300          11,300
   5.300% due 04/10/2001                                 40,000          39,953
   5.170% due 04/11/2001                                    800             799
   5.300% due 04/20/2001                                    439             438
   5.170% due 04/25/2001                                    300             299
American Express Co.
   5.150% due 04/04/2001                                169,700         169,651
   5.240% due 04/04/2001                                  1,000           1,000
   5.300% due 04/04/2001                                 32,500          32,490
   5.320% due 04/04/2001                                 49,400          49,385
   5.620% due 04/06/2001                                  3,700           3,698
   6.240% due 04/06/2001                                  2,600           2,598
   5.490% due 04/06/2001                                    800             800
   5.410% due 04/06/2001                                    300             300
   6.360% due 04/06/2001                                    600             600
   4.950% due 04/27/2001                                    100             100
   4.840% due 05/15/2001                                  8,000           7,954
   4.860% due 05/15/2001                                  4,900           4,872
Anz, Inc.
   5.410% due 04/18/2001                                  3,400           3,392
Becton Dickinson & Co.
   5.250% due 04/11/2001                                  2,400           2,397
   6.110% due 04/25/2001                                  2,200           2,191
   5.350% due 04/25/2001                                     23              23
   4.920% due 06/20/2001                                    400             396
   4.940% due 07/25/2001                                  1,500           1,477
   4.800% due 07/25/2001                                  5,300           5,218

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 121

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Bellsouth Capital Funding Corp.
   5.340% due 04/11/2001                            $    32,300    $     32,257
Campbell Soup Co.
   5.440% due 04/16/2001                                    200             200
CBA (de) Finance
   5.340% due 04/11/2001                                  3,900           3,895
   4.960% due 04/23/2001                                 19,300          19,244
   4.990% due 04/23/2001                                  6,300           6,282
   5.040% due 04/23/2001                                    100             100
   5.020% due 08/09/2001                                  1,800           1,769
   5.040% due 08/09/2001                                  3,400           3,339
CDC
   5.130% due 04/25/2001                                  1,000             997
   5.460% due 04/25/2001                                    600             598
Coca-Cola Co.
   5.100% due 04/02/2001                                  3,300           3,300
   4.990% due 04/12/2001                                    100             100
   5.080% due 04/12/2001                                  4,400           4,394
   4.580% due 07/12/2001                                    500             493
   4.600% due 07/12/2001                                  2,500           2,465
E.I. Du Pont
   5.170% due 04/05/2001                                 27,500          27,480
Executive Jet, Inc.
   4.940% due 04/18/2001                                  1,900           1,896
   4.960% due 04/25/2001                                 15,350          15,301
   4.960% due 04/27/2001                                 10,000           9,966
   5.330% due 05/23/2001                                  1,200           1,191
   4.860% due 06/27/2001                                 10,000           9,884
   5.280% due 06/27/2001                                  6,600           6,523
   4.970% due 08/01/2001                                 35,000          34,426
   5.040% due 08/08/2001                                  3,100           3,046
   5.030% due 08/08/2001                                  9,000           8,845
Exxon Mobil
   5.390% due 04/04/2001                                  2,700           2,699
   5.140% due 04/04/2001                                  5,500           5,498
Fannie Mae
   5.810% due 05/24/2001                                  5,300           5,256
   4.890% due 06/07/2001                                    400             396
   4.720% due 08/15/2001                                 40,600          39,864
   4.685% due 09/06/2001                                 19,300          18,899
Federal Farm Credit Bank
   4.630% due 08/29/2001                                  3,000           2,941
   4.650% due 08/29/2001                                  8,500           8,332
Federal Home Loan Bank
   4.980% due 04/05/2001                                 50,000          49,987
   4.910% due 05/11/2001                                    326             324
   4.675% due 09/07/2001                                  5,200           5,092
Freddie Mac
   4.980% due 04/02/2001                                 17,900          17,893
   4.950% due 04/03/2001                                  2,000           2,000
   5.250% due 04/17/2001                                    263             262
   5.320% due 04/26/2001                                  3,000           2,989
   6.320% due 04/26/2001                                    325             324
   4.700% due 05/16/2001                                 72,500          72,084
Gannett Co.
   4.990% due 04/11/2001                                 56,400          56,330
   5.090% due 04/11/2001                                  8,500           8,489
   5.000% due 04/20/2001                                 34,100          34,015
General Electric Capital Corp.
   5.200% due 04/03/2001                                 45,300          45,293
   5.090% due 04/03/2001                                    800             800
   4.990% due 04/03/2001                                    200             199
   5.410% due 04/03/2001                                  6,400           6,399
   4.970% due 04/04/2001                                  3,700           3,699
   4.990% due 04/04/2001                                    800             800
   5.170% due 04/04/2001                                    300             300
   5.350% due 04/04/2001                                  6,700           6,698
   5.370% due 04/04/2001                                  4,400           4,399
   5.390% due 04/04/2001                                  6,800           6,798
   5.480% due 04/05/2001                                  2,900           2,899
   5.440% due 04/18/2001                                    400             398
   5.200% due 04/18/2001                                  1,600           1,596
   5.190% due 04/18/2001                                  1,100           1,098
   4.980% due 04/25/2001                                  2,300           2,293
   5.450% due 04/25/2001                                    500             498
   5.370% due 04/25/2001                                  3,000           2,990
   5.330% due 04/25/2001                                  3,300           3,289
   5.320% due 04/25/2001                                 11,500          11,461
   5.470% due 04/25/2001                                 60,400          60,189
   5.020% due 04/25/2001                                  1,000             997
   4.940% due 04/25/2001                                  1,600           1,594
   4.900% due 04/25/2001                                 54,200          54,030
   0.040% due 04/25/2001                                  3,000           2,990
   5.090% due 04/25/2001                                  1,500           1,495
   5.180% due 04/25/2001                                  1,800           1,794
   5.350% due 05/09/2001                                 53,500          53,206
   4.690% due 05/30/2001                                  1,000             992
   5.480% due 05/30/2001                                  5,000           4,959
   5.340% due 05/30/2001                                  4,700           4,661
   4.940% due 05/30/2001                                    200             198
   4.780% due 05/30/2001                                    300             298
   4.870% due 05/30/2001                                  3,000           2,975
   5.310% due 06/06/2001                                  1,300           1,288
   5.520% due 06/06/2001                                  4,200           4,162
   5.340% due 06/06/2001                                  1,300           1,288
   5.140% due 06/06/2001                                  7,800           7,729
   5.130% due 06/06/2001                                  2,400           2,378
   5.920% due 06/06/2001                                 32,900          32,601
   5.220% due 06/06/2001                                    900             892
   4.600% due 07/18/2001                                  3,300           3,255
   5.000% due 08/15/2001                                    200             196
   4.930% due 08/22/2001                                 83,000          81,425
Gillette Co.
   5.060% due 04/17/2001                                    200             200
   5.440% due 04/17/2001                                  9,400           9,379
   4.910% due 08/21/2001                                  1,100           1,079
Glaxo Wellcome
   4.970% due 04/30/2001                                 79,500          79,193
Goldman Sachs Group
   4.540% due 09/19/2001                                    100              98
Halifax Building Society
   5.220% due 04/18/2001                                    300             299
   5.350% due 04/18/2001                                 14,400          14,366
   5.370% due 04/18/2001                                  2,300           2,295
   5.390% due 04/18/2001                                  4,100           4,090
   5.480% due 04/18/2001                                  4,800           4,788
   5.010% due 05/30/2001                                  1,200           1,190
   4.950% due 08/01/2001                                 35,800          35,213
   5.000% due 08/02/2001                                 25,000          24,587
   5.080% due 08/08/2001                                  3,500           3,437
   5.050% due 08/08/2001                                  2,900           2,850
   4.700% due 09/04/2001                                 11,000          10,774
Heinz Corp.
   4.890% due 05/01/2001                                  1,200           1,195
KFW International Finance, Inc.
   5.090% due 04/23/2001                                  3,800           3,789
   5.340% due 04/24/2001                                  2,200           2,193
   5.320% due 05/30/2001                                  1,500           1,488
   4.910% due 05/30/2001                                  4,100           4,066
   5.270% due 05/30/2001                                  4,300           4,265
   5.820% due 06/06/2001                                 20,000          19,818
   5.260% due 06/06/2001                                    200             198
   5.460% due 06/06/2001                                  4,000           3,964
   4.930% due 07/30/2001                                 40,000          39,354
   5.000% due 08/08/2001                                  3,700           3,636
   5.010% due 08/08/2001                                  1,200           1,179
   5.070% due 08/08/2001                                  1,200           1,179
Monsanto Co.
   5.210% due 04/11/2001                                  1,000             999
   4.970% due 08/08/2001                                  1,100           1,081
   4.980% due 08/15/2001                                  2,000           1,963
   4.650% due 08/16/2001                                  2,200           2,160
   4.920% due 08/16/2001                                  6,650           6,529
   4.800% due 08/27/2001                                 40,000          39,217
   5.020% due 08/29/2001                                 20,000          19,604

122 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Morgan Stanley Group, Inc.
   5.050% due 04/11/2001                            $   175,100    $    174,879
   4.950% due 04/25/2001                                    500             498
Motorola, Inc.
   6.210% due 04/20/2001                                    200             199
National Australia Funding
   5.070% due 04/04/2001                                  2,123           2,122
   5.100% due 04/05/2001                                184,900         184,821
National Rural Utilities Cooperative Finance Corp.
   5.190% due 04/11/2001                                  4,100           4,095
   5.140% due 04/11/2001                                  5,100           5,093
   4.870% due 04/11/2001                                  5,200           5,194
   4.940% due 04/11/2001                                  1,600           1,598
   4.920% due 04/17/2001                                  4,700           4,690
   5.250% due 05/24/2001                                    190             189
   5.340% due 05/24/2001                                  1,000             992
   5.300% due 05/24/2001                                  2,600           2,580
   5.240% due 05/24/2001                                  1,400           1,389
   5.180% due 05/24/2001                                    300             298
   4.820% due 05/24/2001                                 23,500          23,336
   4.810% due 05/24/2001                                    200             199
   5.290% due 05/24/2001                                  4,500           4,466
   4.880% due 05/25/2001                                  8,900           8,836
   4.910% due 05/25/2001                                 42,000          41,696
   4.550% due 08/24/2001                                    400             393
   5.070% due 08/24/2001                                  2,600           2,547
Reseau Ferre De France
   4.590% due 07/25/2001                                  1,700           1,674
   4.620% due 07/25/2001                                  3,500           3,446
   4.620% due 08/16/2001                                  8,900           8,738
SBC Communications, Inc.
   5.300% due 04/03/2001                                 50,300          50,293
   5.330% due 04/04/2001                                    400             400
   5.340% due 04/04/2001                                 12,000          11,996
   5.290% due 04/10/2001                                 12,400          12,385
   5.330% due 04/16/2001                                 22,000          21,954
Swedbank, Inc.
   5.390% due 04/12/2001                                  2,000           1,997
   5.080% due 04/12/2001                                    980             979
   5.370% due 04/12/2001                                  3,800           3,794
   5.160% due 04/23/2001                                  2,300           2,293
   4.930% due 04/25/2001                                 12,400          12,361
   5.140% due 04/25/2001                                  3,200           3,189
   4.860% due 05/30/2001                                 20,000          19,836
   5.010% due 05/30/2001                                  7,400           7,339
   5.290% due 05/30/2001                                  1,700           1,686
   5.340% due 05/30/2001                                  2,600           2,579
   5.370% due 05/30/2001                                  1,000             992
   5.000% due 08/06/2001                                 12,200          11,992
   5.010% due 08/06/2001                                 12,700          12,484
   4.850% due 08/06/2001                                  2,100           2,064
   5.020% due 08/08/2001                                 23,200          22,799
   5.060% due 08/08/2001                                  4,600           4,521
   5.100% due 08/08/2001                                  6,600           6,486
   4.890% due 08/08/2001                                  1,600           1,572
   5.010% due 08/09/2001                                 27,600          27,120
   4.790% due 08/15/2001                                  8,600           8,444
   4.630% due 08/23/2001                                  1,300           1,275
   4.900% due 08/23/2001                                  6,000           5,885
   4.700% due 09/05/2001                                  1,300           1,273
   4.740% due 09/05/2001                                 14,100          13,809
UBS Finance, Inc.
   0.400% due 04/02/2001                                 15,000          15,000
   5.400% due 04/02/2001                                403,600         403,600
   5.300% due 04/04/2001                                101,000         100,970
   5.010% due 04/18/2001                                    300             299
   5.340% due 04/18/2001                                  4,400           4,389
   5.460% due 04/18/2001                                  1,600           1,595
   5.360% due 05/07/2001                                 20,000          19,832
   5.410% due 05/16/2001                                  3,800           3,774
   5.340% due 05/16/2001                                 16,000          15,895
   5.350% due 05/16/2001                                  4,200           4,172
   5.820% due 05/30/2001                                273,700         271,453
   5.510% due 06/06/2001                                  9,200           9,116
   5.830% due 06/06/2001                                  1,000             991
   5.920% due 06/06/2001                                 93,600          92,748
   5.520% due 06/06/2001                                  2,900           2,874
   5.240% due 06/06/2001                                  4,300           4,261
   5.190% due 06/06/2001                                 12,000          11,890
   5.340% due 06/06/2001                                  2,300           2,279
   4.670% due 06/13/2001                                 63,000          62,316
   4.940% due 06/13/2001                                  2,200           2,178
   4.970% due 06/13/2001                                    300             297
   5.160% due 06/13/2001                                  7,100           7,029
   5.190% due 06/13/2001                                  2,400           2,376
   5.290% due 06/13/2001                                125,000         123,753
   4.970% due 08/01/2001                                 57,000          56,065
   5.010% due 08/01/2001                                 35,600          35,016
   5.050% due 08/01/2001                                  1,600           1,574
   4.550% due 08/02/2001                                  2,400           2,360
   5.040% due 08/02/2001                                 42,000          41,305
   5.050% due 08/02/2001                                  5,000           4,917
   5.070% due 08/02/2001                                  9,900           9,730
   4.790% due 08/07/2001                                    100              98
   5.030% due 08/07/2001                                248,500         244,241
   5.030% due 08/08/2001                                 35,000          34,396
   5.070% due 08/08/2001                                  6,600           6,486
   5.040% due 08/08/2001                                  7,800           7,665
   4.900% due 08/08/2001                                    200             197
   5.050% due 08/08/2001                                    300             295
   5.010% due 08/08/2001                                 29,600          29,089
   4.590% due 08/15/2001                                  2,100           2,062
   4.760% due 08/15/2001                                  1,100           1,080
   4.820% due 08/15/2001                                  3,100           3,044
   4.740% due 09/04/2001                                125,000         122,435
   4.750% due 09/05/2001                                  6,500           6,366
   4.740% due 09/05/2001                                  9,500           9,304
   4.740% due 09/06/2001                                 44,400          43,478
   4.740% due 09/12/2001                                 65,000          63,604
Verizon Global Funding
   5.320% due 04/02/2001                                  1,700           1,700
   5.310% due 04/05/2001                                  2,600           2,599
   5.340% due 04/05/2001                                  5,300           5,298
   4.960% due 05/04/2001                                    700             697
   5.010% due 05/16/2001                                  4,800           4,771
   4.980% due 05/25/2001                                    400             397
   4.750% due 06/15/2001                                    300             297
Walt Disney Co.
   4.690% due 08/07/2001                                  1,800           1,769
   4.900% due 08/07/2001                                  3,400           3,342
Williams Cos., Inc.
   7.231% due 04/10/2001                                 23,200          23,209
   7.231% due 04/10/2001                                 10,700          10,700
   7.231% due 04/10/2001                                 10,300          10,304
Wisconsin Electric Power & Light
   5.040% due 04/12/2001                                    200             200
   5.100% due 04/12/2001                                    800             799
                                                                    -----------
                                                                      4,774,003
                                                                    -----------
Repurchase Agreement 0.4%
Daiwa Securities
   5.150% due 04/02/2001                                165,000         165,000
   (Dated 03/30/2001. Collateralized by                             -----------
   U.S. Treasury Bills
   4.420% due 09/13/2001 valued at $168,527.
   Repurchase proceeds are $165,071.)

U.S. Treasury Bills 0.1%
   5.073% due 05/17/2001 (b)                             21,685          21,566
                                                                    -----------
Total Short-Term Instruments                                          4,992,904
(Cost $4,992,031)                                                   -----------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 123

Total Return Fund
March 31, 2001

--------------------------------------------------------------------------------
Total Investments (a) 151.2%                                       $ 64,127,213
(Cost $63,623,558)

Written Options (c) (0.1%)                                              (42,637)
(Premiums $35,755)

Other Assets and Liabilities (Net) (51.1%)                          (21,679,183)
                                                                   ------------
Net Assets 100.0%                                                  $ 42,405,393
                                                                   ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $63,665,744 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $    781,956

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (353,054)
                                                                   ------------
Unrealized appreciation-net                                        $    428,902
                                                                   ------------
(b) Securities with an aggregate market value of $246,132 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2002)                          762    $        429
Eurodollar June Futures (06/2002)                         8,899           1,470
Eurodollar September Futures (09/2002)                    8,899           1,289
Eurodollar December Futures (12/2002)                     8,899             984
Eurodollar March Futures (03/2003)                        8,137             586
Municipal Bond (06/2001)                                    711            (513)
EuroBond 10 Year Note (06/2001)                          30,855          30,576
U.S. Treasury 5 Year Note (06/2001)                      11,913          (6,762)
U.S. Treasury 10 Year Note (06/2001)                        219              67
U.S. Treasury 30 Year Bond (06/2001)                     26,537          (7,889)
Euribor Futures (06/2001)                                   823           1,454
Euribor Futures (03/2002)                                 4,117           4,313
Government of Japan 10 Year Note (06/2001)                   39             (41)
United Kingdom 90 Day LIBOR Futures (03/2002)               275             219
United Kingdom 90 Day LIBOR Futures (06/2002)               275             207
United Kingdom 90 Day LIBOR Futures (09/2002)               275             190
United Kingdom 90 Day LIBOR Futures (12/2002)               275             199
                                                                   -------------
                                                                   $     26,778
                                                                   -------------
(c) Premiums received on written options:

                                                # of
Type                                       Contracts    Premium           Value
--------------------------------------------------------------------------------
Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/25/2001          93,100,000   $    894    $      1,621

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/25/2001         186,100,000      1,795           3,240

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/30/2001         253,000,000      2,459           4,602

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/30/2001          84,300,000        773           1,533

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 05/31/2001         168,800,000      1,563           3,070

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.88 Exp. 06/04/2001         244,200,000      1,444           4,617

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 11/21/2001          74,600,000      2,286           1,028

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 11/22/2001          92,700,000      2,718           1,283

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 11/27/2001          74,600,000      2,137           1,056

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.82 Exp. 12/03/2001          93,600,000      1,937           1,358

Put - CME Eurodollar December Futures
   Strike @ 95.00 Exp. 12/17/2001              1,714        720             514

Put - CME Eurodollar December Futures
   Strike @ 95.25 Exp. 12/17/2001              9,545      4,772           5,250


Call - CBOT U.S.Treasury Note June Futures
   Strike @ 107.00 Exp. 05/26/2001             1,885      1,198           1,590

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.00 Exp. 05/26/2001            13,125      7,161           7,177

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 105.00 Exp. 05/26/2001             5,303      2,906           3,397
                                                    ----------------------------
                                                    $    35,755    $     42,637
                                                    ----------------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at March 31, 2001:

                                Principal
                                   Amount                            Unrealized
                               Covered by       Settlement        Appreciation/
Type      Currency               Contract            Month       (Depreciation)
--------------------------------------------------------------------------------
Sell            C$                 36,714          04/2001         $        460
Buy             EC              1,338,388          04/2001              (64,986)
Sell                            1,335,461          04/2001               16,412
Buy                             1,059,188          06/2001               (3,998)
Sell            BP                 96,680          05/2001                4,711
Buy             HF              2,000,000          09/2001                 (153)
Buy             JY            104,105,954          04/2001              (19,233)
Sell                          104,105,954          04/2001               19,353
Sell                          103,755,954          06/2001               16,401
Sell            N$                 50,890          04/2001                  881
                                                                   -------------
                                                                   $    (30,152)
                                                                   -------------
124 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

--------------------------------------------------------------------------------
(g) Principal amount denoted in indicated currency:

         BP - British Pound
         C$ - Canadian Dollar
         DM - German Mark
         EC - Euro
         HF - Hungarian Forint
         JY - Japanese Yen
         N$ - New Zealand Dollar

(h) Swap agreements outstanding at March 31, 2001:

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on $13,033,000 notional amount with 3-month LIBOR plus
1.600% and pay $25,000,000 notional
amount with a fixed rate equal to 0.426%.

Broker: Lehman Brothers
Exp. 04/19/2005                                     $    13,033    $          1

Receive floating rate based on 3-month
LIBOR plus 0.500% and pay a fixed rate
equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                          35,000          (1,647)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                   JY 11,635,000          (8,598)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                       7,563,000          (5,627)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                      51,000,000         (21,103)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                         377,000            (121)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                       1,500,000            (550)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                   JY    580,000     $      (184)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
2.340%.

Broker: Goldman Sachs
Exp. 10/07/2007                                      24,500,000         (18,409)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
1.495%.

Broker: Goldman Sachs
Exp. 09/16/2008                                   JY  7,000,000    $     (1,957)

Receive a fixed rate equal to 6.000%
and pay floating rate based on 3-month
LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2006                                     $   385,300           4,258

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
1.805%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2011                                   JY  1,389,000            (488)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2006                                     $   797,200           2,399

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
1.757%.

Broker: Merrill Lynch
Exp. 01/11/2001                                   JY 10,000,000          (3,167)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
1.771%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2001                                      42,373,000         (13,860)

Receive floating rate based on 6-month
JY-LIBOR and pay a fixed rate equal to
1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                      48,070,000         (15,915)

Receive a fixed rate equal to 5.633%
and pay floating rate based on 6-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/02/2004                                   BP    211,900           2,770

Receive a fixed rate equal to 5.626% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 02/02/2004                                         716,100           9,200

Receive a fixed rate equal to 5.560% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 02/27/2003                                         241,400           1,249

Receive a fixed rate equal to 5.387% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 02/28/2003                                          10,000              48

Receive a fixed rate equal to 5.405% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/28/2003                                         200,000           1,042

Receive a fixed rate equal to 5.518% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/28/2004                                          52,600             491

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 125

Total Return Fund
March 31, 2001

--------------------------------------------------------------------------------
Receive a fixed rate equal to 5.500%
and pay floating rate based on 6-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                   BP     96,500    $        873

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                          52,200             472

Receive a fixed rate equal to 5.478% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/08/2004                                         500,000           4,145

Receive a fixed rate equal to 5.471% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                       1,020,300           6,403

Receive a fixed rate equal to 5.484% and pay floating rate based on 6-month
BP-LIBOR.

Broker: J.P. Morgan
Exp. 03/15/2006                                         421,100           2,581

Receive a fixed rate equal to 5.421% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2006                                         147,000             821

Recieve floating rate based on 6-month
BP-LIBOR and pay a fixed rate equal to
5.220%.

Broker: J.P. Morgan
Exp. 09/19/2002                                         280,500              32

Receive a fixed rate equal to 5.308% and pay floating rate based on 6-month
BP-LIBOR.

Broker: J.P. Morgan
Exp. 03/19/2006                                         280,500          (1,456)

Receive a fixed rate equal to 5.305% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                         629,900          (2,716)

Receive floating rate based on 6-month
BP-LIBOR and pay a fixed rate equal to
5.215%.

Broker: Goldman Sachs
Exp. 09/19/2002                                         629,900               5

Receive a fixed rate equal to 5.207% and pay floating rate based on 6-month
BP-LIBOR.

Broker: J.P. Morgan
Exp. 03/15/2004                                         197,100            (349)

Receive a fixed rate equal to 5.207% and pay floating rate based on 6-month
BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                         167,300            (296)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.050%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 05/03/2001                                           6,000            (201)

Receive fixed rate equal to 0.650% and
the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp.
7.750% due 10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                          50,000               3

Receive fixed rate equal to 0.400% and
the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                          20,000               1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                          10,000               0

Receive fixed rate equal to 5.600% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela
9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/04/2001                                          25,000              14

Receive fixed rate equal to 5.850% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela
9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/17/2001                                          10,000               6

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due 11/16/2006.

Broker: Lehman Brothers
Exp. 04/18/2003                                          25,000               1

Receive fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil based on 6-month LIBOR plus 0.813% due 04/15/2006.

Broker: Credit Suisse First Boston International
Exp. 05/03/2001                                          50,000             415

Receive fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                          50,000               7

Receive fixed rate equal to 0.100% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 7.250% due 02/02/2005.

Broker: J.P. Morgan
Exp. 05/19/2001                                          50,000               1

126 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

--------------------------------------------------------------------------------
Receive fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of United Mexican States
9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                     $    50,000    $          8

Receive fixed rate equal to 0.500% and the Fund will pay to the counterparty at par in the event of default of Raytheon Corp.
6.500% due 07/15/2005.

Broker: Merrill Lynch
Exp. 06/30/2001                                          25,000               1
                                                                   -------------
                                                                   $    (59,395)
                                                                   -------------
(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.

(k) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(l) Restricted security.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 127

PIMCO Schedule of Investments A, B, and C Classes
Total Return Mortgage Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities (b)
  3.625% due 07/15/2002                             $        55    $         55
                                                                   -------------
Total U.S. Treasury Obligations                                              55
(Cost $55)                                                         -------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 123.7%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 48.6%
Chase Mortgage Finance Corp.
   7.000% due 07/25/2024                                    477             477
   6.550% due 08/25/2028                                    576             580
   6.250% due 12/25/2028                                    334             304
Citicorp Mortgage Securities, Inc.
   6.500% due 05/25/2030                                    295             293
Countrywide Alternative Loan Trust
   6.750% due 08/25/2028                                     85              85
Countrywide Home Loans
   6.750% due 11/25/2027                                     10              10
   6.500% due 03/25/2029                                    100              96
   7.750% due 01/25/2031                                    249             256
DLJ Mortgage Acceptance Corp.
   7.000% due 06/25/2028                                    138             141
Fannie Mae
   6.900% due 08/25/2011                                    100             101
   6.500% due 02/25/2019                                    725             727
   7.750% due 08/25/2022                                     66              70
   7.500% due 03/25/2023                                    100             106
   7.625% due 04/25/2023 (d)                                 25              25
   7.000% due 09/25/2023                                     17              17
   6.750% due 09/25/2023                                     55              54
   6.500% due 09/25/2023                                     37              37
   6.500% due 10/25/2023                                    217             209
   6.500% due 12/25/2023                                    176             168
   7.100% due 12/25/2023                                     72              72
   5.980% due 04/18/2028 (d)                                111             111
Freddie Mac
   6.000% due 06/15/2008                                    405             407
   4.500% due 03/15/2021                                     47              45
   3.500% due 12/15/2022                                     10               8
   6.500% due 12/15/2023                                     48              46
   6.500% due 03/15/2024                                    110             107
   6.900% due 04/15/2026                                    946             961
   8.000% due 06/15/2026                                     73              77
   6.500% due 05/15/2027                                     73              71
   7.000% due 01/15/2028                                    433             423
   6.000% due 10/15/2028                                    153             143
General Electric Capital Mortgage Services, Inc.
   5.250% due 11/25/2008                                  1,117           1,119
   7.000% due 01/25/2028                                    100             101
   6.750% due 06/25/2028                                    200             199
Government National Mortgage Association
   7.500% due 04/20/2013                                  1,507           1,507
   7.500% due 12/20/2022                                     70              71
   7.000% due 07/16/2026                                    180             182
Mellon Residential Funding Corp.
   6.580% due 07/25/2029 (d)                                410             415
Norwest Asset Securities Corp.
   6.250% due 09/25/2028                                    485             464
   6.250% due 01/25/2029                                    167             165
PNC Mortgage Securities Corp.
   6.750% due 09/25/2028                                  1,099           1,093
Residential Accredit Loans, Inc.
   7.000% due 01/25/2028                                    306             308
Superannuation Members Home Loans Global Fund
   6.835% due 06/15/2026 (d)                                300             300
Vendee Mortgage Trust
   7.750% due 05/15/2022                                     39              41
                                                                   -------------
                                                                         12,192
                                                                   -------------
Fannie Mae 20.0%
   5.500% due 12/01/2030                                    990             940
   5.805% due 10/01/2028 (d)                                471             474
   6.483% due 11/01/2018 (d)                                 40              40
   6.500% due 04/16/2031                                  2,500           2,490
   7.000% due 05/14/2031                                    500             505
   7.217% due 08/01/2026 (d)                                120             124
   7.519% due 05/01/2023 (d)                                156             161
   8.114% due 04/01/2026 (d)                                 57              58
   9.000% due 01/01/2020                                    215             229
                                                                   -------------
                                                                          5,021
                                                                   -------------
Federal Housing Administration 6.8%
   7.430% due 06/01/2019                                  1,706           1,702
                                                                   -------------
Freddie Mac 15.3%
   6.000% due 10/01/2024-05/14/2031 (c)                   2,645           2,579
   6.759% due 02/01/2018 (d)                                144             144
   7.000% due 05/14/2031                                  1,000           1,012
   7.894% due 11/01/2028 (d)                                 96             100
                                                                   -------------
                                                                          3,835
                                                                   -------------
Government National Mortgage Association 32.2%
   7.125% due 10/20/2022 (d)                                128             132
   7.375% due 03/20/2016-03/20/2027 (c)(d)                1,184           1,200
   7.500% due 05/15/2027-04/23/2031 (c)                   4,616           4,729
   7.625% due 12/20/2021-11/20/2026 (c)(d)                  218             224
   7.750% due 07/20/2022-07/20/2025 (c)(d)                  475             487
   8.000% due 04/23/2031                                  1,250           1,290
                                                                   -------------
                                                                          8,062
                                                                   -------------
Stripped Mortgage-Backed Securities 0.8%
Fannie Mae (IO)
   6.500% due 07/25/2007                                     37               1
Fannie Mae (PO)
   0.000% due 07/25/2022                                    264             204
                                                                   -------------
                                                                            205
                                                                   -------------
Total Mortgage-Backed Securities                                         31,017
(Cost $30,390)                                                     -------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 1.6%
--------------------------------------------------------------------------------
Bayview Financial Acquisition Trust
   6.103% due 07/25/2030 (d)                                179             179
MLCC Mortgage Investors, Inc.
   5.948% due 03/15/2025 (d)                                222             222
                                                                   -------------
Total Asset-Backed Securities                                               401
(Cost $400)                                                        -------------

--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Industrial 0.0%
Clear Channel Communications, Inc.
   1.500% due 12/01/2002                                     10               9
                                                                   -------------
Total Convertible Bonds & Notes                                               9
(Cost $10)                                                         -------------

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 22.8%
--------------------------------------------------------------------------------
Commercial Paper 22.6%
Abbey National North America
   5.020% due 08/08/2001                                    300             295
American Express Credit Corp.
   5.620% due 04/06/2001                                    200             200
Becton Dickinson & Co.
   6.110% due 04/25/2001                                    400             398
Executive Jet, Inc.
   5.240% due 06/27/2001                                    500             494
General Electric Capital Corp.
   5.370% due 04/04/2001                                    100             100
   5.020% due 04/25/2001                                    400             399
Halifax PLC
   4.600% due 08/02/2001                                    700             688
KFW International Finance, Inc.
   5.450% due 04/24/2001                                    300             299
   5.010% due 08/08/2001                                    200             197
National Rural Utilities Cooperative Finance Corp.
   4.810% due 05/24/2001                                    700             696

128 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
SBC Communications, Inc.
   5.290% due 04/10/2001                            $       500    $        499
Swedbank, Inc.
   5.040% due 08/08/2001                                    400             393
UBS Finance, Inc.
   5.460% due 06/06/2001                                    600             595
   5.340% due 06/06/2001                                    400             396
                                                                   -------------
                                                                          5,649
                                                                   -------------
Repurchase Agreement 0.2%

State Street Bank
   4.600% due 04/02/2001                                     59              59
   (Dated 03/30/2001. Collateralized by
   Fannie Mae
   6.100% due 09/14/2001 valued at $61.
   Repurchase proceeds are $59.)
                                                                   -------------
Total Short-Term Instruments                                              5,708
(Cost $5,707)                                                      -------------

Total Investments (a) 148.3%                                       $     37,190
(Cost $36,562)

Other Assets and Liabilities (Net) (48.3%)                              (12,122)
                                                                   -------------
Net Assets 100.0%                                                  $     25,068
                                                                   -------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $36,560 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $        640

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (10)
                                                                   -------------
Unrealized appreciation-net                                        $        630
                                                                   -------------
(b) Principal amount of the security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Variable rate security. The rate listed is as of March 31, 2001.


                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 129

PIMCO Financial Highlights A, B, and C Classes

                                                        Net Asset                    Net Realized /
                                                        Value          Net           Unrealized Gain  Total Income    Dividends from
                                                        Beginning of   Investment    (Loss) on        from Investment Net Investment
Selected Per Share Data for the Year or Period Ended:   Period         Income (Loss) Investment       Operations      Income
                                                        ----------------------------------------------------------------------------
California Intermediate Municipal Bond Fund
   Class A
     03/31/2001                                         $   10.05      $   0.43 (a)  $   0.57 (a)     $   1.00        $    (0.42)
     10/19/1999 - 03/31/2000                                 9.94          0.18 (a)      0.12 (a)         0.30             (0.17)

California Municipal Bond Fund
   Class A
     07/31/2000 - 03/31/2001                            $   10.35      $   0.27 (a)  $   0.46 (a)     $   0.73        $    (0.30)

Convertible Fund
   Class A
     03/31/2001                                         $   15.76      $   0.00 (a)  $  (3.45)(a)     $  (3.45)       $    (0.20)
     05/28/1999 - 03/31/2000                                10.67          0.00 (a)      5.35 (a)         5.35             (0.03)
   Class B
     03/31/2001                                             15.68         (0.16)(a)     (3.36)(a)        (3.52)            (0.12)
     05/28/1999 - 03/31/2000                                10.67         (0.07)(a)      5.29 (a)         5.22             (0.02)
   Class C
     03/31/2001                                             15.71         (0.15)(a)     (3.38)(a)        (3.53)            (0.11)
     05/28/1999 - 03/31/2000                                10.67         (0.07)(a)      5.31 (a)         5.24             (0.02)

Emerging Markets Bond Fund
   Class A
     03/31/2001                                         $    8.61      $   0.77 (a)  $   0.21 (a)     $   0.98        $    (0.79)
     03/31/2000                                              7.51          0.84 (a)      1.10 (a)         1.94             (0.84)
     03/31/1999                                              9.67          0.83 (a)     (2.11)(a)        (1.28)            (0.83)
     07/31/1997 - 03/31/1998                                10.00          0.44 (a)     (0.18)(a)         0.26             (0.44)
   Class B
     03/31/2001                                              8.61          0.73 (a)      0.19 (a)         0.92             (0.73)
     03/31/2000                                              7.51          0.77 (a)      1.11 (a)         1.88             (0.78)
     03/31/1999                                              9.67          0.77 (a)     (2.11)(a)        (1.34)            (0.77)
     07/31/1997 - 03/31/1998                                10.00          0.40 (a)     (0.20)(a)         0.20             (0.38)
   Class C
     03/31/2001                                              8.61          0.72 (a)      0.21 (a)         0.93             (0.74)
     03/31/2000                                              7.51          0.78 (a)      1.10 (a)         1.88             (0.78)
     03/31/1999                                              9.67          0.77 (a)     (2.11)(a)        (1.34)            (0.77)
     07/31/1997 - 03/31/1998                                10.00          0.38 (a)     (0.18)(a)         0.20             (0.38)

Foreign Bond Fund
   Class A
     03/31/2001                                         $   10.03      $   0.54 (a)  $   0.50 (a)     $   1.04        $    (0.54)
     03/31/2000                                             10.63          0.59 (a)     (0.45)(a)         0.14             (0.59)
     03/31/1999                                             10.74          0.53 (a)      0.24 (a)         0.77             (0.53)
     03/31/1998                                             10.41          0.61 (a)      0.62 (a)         1.23             (0.59)
     01/20/1997 - 03/31/1997                                10.59          0.59         (0.72)           (0.13)            (0.05)
   Class B
     03/31/2001                                             10.03          0.46 (a)      0.50 (a)         0.96             (0.46)
     03/31/2000                                             10.63          0.51 (a)     (0.45)(a)         0.06             (0.51)
     03/31/1999                                             10.74          0.46 (a)      0.24 (a)         0.70             (0.46)
     03/31/1998                                             10.41          0.53 (a)      0.61 (a)         1.14             (0.50)
     01/20/1997 - 03/31/1997                                10.59          0.58         (0.72)           (0.14)            (0.04)
   Class C
     03/31/2001                                             10.03          0.46 (a)      0.50 (a)         0.96             (0.46)
     03/31/2000                                             10.63          0.51 (a)     (0.45)(a)         0.06             (0.51)
     03/31/1999                                             10.74          0.45 (a)      0.24 (a)         0.69             (0.45)
     03/31/1998                                             10.41          0.52 (a)      0.62 (a)         1.14             (0.50)
     01/20/1997 - 03/31/1997                                10.59          0.58         (0.72)           (0.14)            (0.04)

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.43%.
(c) Ratio of expenses to average net assets excluding interest expense is 1.70%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.08%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.83%.


130  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes



Dividends in   Distributions      Distributions in                                                                    Ratio of
Excess of Net  from Net           Excess of Net                                                                       Expenses to
Investment     Realized Capital   Realized Capital   Total          Net Asset Value                 Net Assets End    Average Net
Income         Gains              Gains              Distributions  End of Period    Total Return   of Period (000s)  Assets
-----------------------------------------------------------------------------------------------------------------------------------
$     0.00     $  (0.03)          $   0.00           $   (0.45)     $    10.60         10.19%       $     29,035        0.86%
      0.00        (0.02)              0.00               (0.19)          10.05          2.94               1,793        0.85+(f)


$     0.00     $  (0.43)          $   0.00           $   (0.73)     $    10.35          7.72%       $        706        0.85%+(b)


$     0.00     $   0.00           $  (0.70)          $   (0.90)     $    11.41        (22.68)%      $      6,426        1.06%
     (0.14)       (0.09)              0.00               (0.26)          15.76         50.36               5,327        1.05+(d)

      0.00         0.00              (0.70)              (0.82)          11.34        (23.24)              5,705        1.81
     (0.10)       (0.09)              0.00               (0.21)          15.68         49.18               2,437        1.80+(e)

      0.00         0.00              (0.70)              (0.81)          11.37        (23.21)             13,249        1.80
     (0.09)       (0.09)              0.00               (0.20)          15.71         49.33               7,924        1.80+(e)


$     0.00     $   0.00           $  (0.40)          $   (1.19)     $     8.40         12.46%       $      1,143        1.34%(g)
      0.00         0.00               0.00               (0.84)           8.61         27.39                 316        1.29
      0.00         0.00              (0.05)              (0.88)           7.51        (12.90)                172        1.25
      0.00        (0.15)              0.00               (0.59)           9.67          2.84                 317        1.26+

      0.00         0.00              (0.40)              (1.13)           8.40         11.59               1,620        2.09 (h)
      0.00         0.00               0.00               (0.78)           8.61         26.43               1,168        2.04
      0.00         0.00              (0.05)              (0.82)           7.51        (13.58)                398        2.00
      0.00        (0.15)              0.00               (0.53)           9.67          2.29                 304        2.01+

      0.00         0.00              (0.40)              (1.14)           8.40         11.74                 792        2.08 (i)
      0.00         0.00               0.00               (0.78)           8.61         26.49                 249        2.04
      0.00         0.00              (0.05)              (0.82)           7.51        (13.57)                229        2.00
      0.00        (0.15)              0.00               (0.53)           9.67          2.29                 136        2.01+


$     0.00     $   0.00           $  (0.21)          $   (0.75)     $    10.32         10.82%       $     84,631        0.99%
      0.00        (0.15)              0.00               (0.74)          10.03          1.50              54,299        1.19
      0.00        (0.10)             (0.25)              (0.88)          10.63          7.43              29,009        0.95
      0.00        (0.31)              0.00               (0.90)          10.74         12.14               9,582        0.95
      0.00         0.00               0.00               (0.05)          10.41         (1.21)                704        0.97+

      0.00         0.00              (0.21)              (0.67)          10.32          9.94              28,747        1.74
      0.00        (0.15)              0.00               (0.66)          10.03          0.72              24,402        1.91 (c)
      0.00        (0.10)             (0.25)              (0.81)          10.63          6.69              21,256        1.70
      0.00        (0.31)              0.00               (0.81)          10.74         11.29              10,631        1.70
      0.00         0.00               0.00               (0.04)          10.41         (1.34)              1,221        1.75+

      0.00         0.00              (0.21)              (0.67)          10.32          9.96              35,337        1.74
      0.00        (0.15)              0.00               (0.66)          10.03          0.73              30,214        1.91 (c)
      0.00        (0.10)             (0.25)              (0.80)          10.63          6.63              29,584        1.70
      0.00        (0.31)              0.00               (0.81)          10.74         11.29              17,080        1.70
      0.00         0.00               0.00               (0.04)          10.41         (1.32)              1,788        1.76+


Ratio of Net
Investment
Income (Loss)
to Average       Portfolio
Net Assets       Turnover Rate
----------------------------------
   4.19%           257%
   3.96+           357


   3.89%+          338%


  (0.35)%          225%
   0.15+           247

  (1.13)           225
  (0.58)+          247

  (1.11)           225
  (0.59)+          247


   9.08%           902%
  10.59            328
  10.26            315
   6.93+           695

   8.58            902
   9.57            328
   9.68            315
   6.33+           695

   8.52            902
   9.87            328
   9.79            315
   6.11+           695


   5.28%           417%
   5.75            330
   4.87            376
   5.88            280
   4.95+           984

   4.57            417
   5.00            330
   4.14            376
   5.13            280
   3.73+           984

   4.57            417
   5.01            330
   4.16            376
   5.13            280
   4.09+           984

(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.63%.
(g) Ratio of expenses to average net assets excluding interest expense is 1.26%.
(h) Ratio of expenses to average net assets excluding interest expense is 2.01%.
(i) Ratio of expenses to average net assets excluding interest expense is 2.00%.


See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 131


                                                        Net Asset                    Net Realized /
                                                        Value          Net           Unrealized Gain  Total Income    Dividends from
                                                        Beginning of   Investment    (Loss) on        from Investment Net Investment
Selected Per Share Data for the Year or Period Ended:   Period         Income (Loss) Investment       Operations      Income
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund II
   Class A
     03/31/2001                                         $    9.41      $   0.52 (a)  $  0.50 (a)      $   1.02        $    (0.52)
     03/31/2000                                              9.89          0.52 (a)    (0.46)(a)          0.06             (0.51)
     03/31/1999                                              9.92          0.48 (a)     0.06 (a)          0.54             (0.48)
     03/31/1998                                             10.84          0.64 (a)     0.51 (a)          1.15              0.00
     10/01/1996 - 03/31/1997                                10.96          0.66        (0.16)             0.50             (0.22)
     09/30/1996                                             10.00          0.32 (b)     0.95              1.27             (0.31)
   Class B
     03/31/2001                                              9.41          0.45 (a)     0.50 (a)          0.95             (0.45)
     03/31/2000                                              9.89          0.45 (a)    (0.46)(a)         (0.01)            (0.44)
     03/31/1999                                              9.92          0.41 (a)     0.06 (a)          0.47             (0.41)
     03/31/1998                                             10.84          0.66 (a)     0.41 (a)          1.07              0.00
     10/01/1996 - 03/31/1997                                10.96          0.62        (0.16)             0.46             (0.18)
     09/30/1996                                             10.00          0.30 (b)     0.92              1.22             (0.26)
   Class C
     03/31/2001                                              9.41          0.45 (a)     0.50 (a)          0.95             (0.45)
     03/31/2000                                              9.89          0.45 (a)    (0.46)(a)         (0.01)            (0.44)
     03/31/1999                                              9.92          0.41 (a)     0.06 (a)          0.47             (0.41)
     03/31/1998                                             10.84          0.55 (a)     0.52 (a)          1.07              0.00
     10/01/1996 - 03/31/1997                                10.96          0.62        (0.16)             0.46             (0.18)
     09/30/1996                                             10.00          0.30 (b)     0.92              1.22             (0.26)

High Yield Fund
   Class A
     03/31/2001                                         $   10.22      $   0.87 (a)  $  (0.34)(a)     $   0.53        $    (0.86)
     03/31/2000                                             11.23          0.89 (a)     (1.01)(a)        (0.12)            (0.88)
     03/31/1999                                             11.66          0.91 (a)     (0.43)(a)         0.48             (0.90)
     03/31/1998                                             11.10          0.93 (a)      0.66 (a)         1.59             (0.94)
     01/13/1997 - 03/31/1997                                11.18          0.17         (0.05)            0.12             (0.20)
   Class B
     03/31/2001                                             10.22          0.79 (a)     (0.33)(a)         0.46             (0.79)
     03/31/2000                                             11.23          0.81 (a)     (1.01)(a)        (0.20)            (0.80)
     03/31/1999                                             11.66          0.82 (a)     (0.43)(a)         0.39             (0.81)
     03/31/1998                                             11.10          0.84 (a)      0.66 (a)         1.50             (0.85)
     01/13/1997 - 03/31/1997                                11.18          0.15         (0.05)            0.10             (0.18)
   Class C
     03/31/2001                                             10.22          0.79 (a)     (0.33)(a)         0.46             (0.79)
     03/31/2000                                             11.23          0.81 (a)     (1.01)(a)        (0.20)            (0.80)
     03/31/1999                                             11.66          0.82 (a)     (0.43)(a)         0.39             (0.81)
     03/31/1998                                             11.10          0.85 (a)      0.65 (a)         1.50             (0.85)
     01/13/1997 - 03/31/1997                                11.18          0.15         (0.05)            0.10             (0.18)

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Reflects voluntary waiver of investments advisory fee of $12,041 (0.01 per share) by the Advisor.
(c) Ratio of expenses to average net assets without the waiver would have been 1.57%.
(d) Ratio of net investment income to average net assets without the waiver would have been 4.58%.

132 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


Dividends in   Distributions      Distributions in                                                                    Ratio of
Excess of Net  from Net           Excess of Net                                                                       Expenses to
Investment     Realized Capital   Realized Capital   Total          Net Asset Value                 Net Assets End    Average Net
Income         Gains              Gains              Distributions  End of Period    Total Return   of Period (000s)  Assets
-----------------------------------------------------------------------------------------------------------------------------------
$     0.00     $  (0.08)          $  (0.22)          $   (0.82)     $     9.61         11.43%       $      2,747        0.98%
     (0.01)       (0.02)              0.00               (0.54)           9.41          0.71               2,279        0.98
      0.00        (0.01)             (0.08)              (0.57)           9.89          5.65               2,728        0.95
     (0.54)       (1.53)              0.00               (2.07)           9.92         11.21               6,816        0.95
      0.00        (0.40)              0.00               (0.62)          10.84          4.55               7,652        2.05+
      0.00         0.00               0.00               (0.31)          10.96         15.01               7,360        1.27 (c)

      0.00        (0.08)             (0.22)              (0.75)           9.61         10.60               5,243        1.73
     (0.01)       (0.02)              0.00               (0.47)           9.41         (0.05)              4,590        1.73
      0.00        (0.01)             (0.08)              (0.50)           9.89          4.85               4,909        1.70
     (0.46)       (1.53)              0.00               (1.99)           9.92         10.39               4,473        1.70
      0.00        (0.40)              0.00               (0.58)          10.84          4.17               3,925        2.57+
      0.00         0.00               0.00               (0.26)          10.96         14.54               3,240        2.49 (c)

      0.00        (0.08)             (0.22)              (0.75)           9.61         10.60               5,208        1.73
     (0.01)       (0.02)              0.00               (0.47)           9.41         (0.05)              5,254        1.73
      0.00        (0.01)             (0.08)              (0.50)           9.89          4.82               5,863        1.70
     (0.46)       (1.53)              0.00               (1.99)           9.92         10.39               6,096        1.70
      0.00        (0.40)              0.00               (0.58)          10.84          4.17               5,323        2.43+
      0.00         0.00               0.00               (0.26)          10.96         14.54               3,459        2.49 (c)


$    (0.01)    $   0.00           $   0.00           $   (0.87)     $     9.88          5.44%       $    262,572       0.90%
     (0.01)        0.00               0.00               (0.89)          10.22         (1.15)            187,039       0.90
     (0.01)        0.00               0.00               (0.91)          11.23          4.32             155,466       0.90
      0.00         0.00              (0.09)              (1.03)          11.66         14.80              70,858       0.90
      0.00         0.00               0.00               (0.20)          11.10          1.06              28,873       0.92+

     (0.01)        0.00               0.00               (0.80)           9.88          4.66             327,367       1.65
     (0.01)        0.00               0.00               (0.81)          10.22         (1.89)            303,333       1.65
     (0.01)        0.00               0.00               (0.82)          11.23          3.54             286,198       1.65
      0.00         0.00              (0.09)              (0.94)          11.66         13.94             156,099       1.65
      0.00         0.00               0.00               (0.18)          11.10          0.86              60,269       1.67+

     (0.01)        0.00               0.00               (0.80)           9.88          4.66             373,530       1.65
     (0.01)        0.00               0.00               (0.81)          10.22         (1.89)            341,953       1.65
     (0.01)        0.00               0.00               (0.82)          11.23          3.55             370,861       1.65
      0.00         0.00              (0.09)              (0.94)          11.66         13.95             284,836       1.65
      0.00         0.00               0.00               (0.18)          11.10          0.88             205,297       1.68+


Ratio of Net
Investment
Income (Loss)
to Average       Portfolio
Net Assets       Turnover Rate
----------------------------------
   5.46%            422%
   5.45              290
   5.07              236
   5.88              369
   5.60+             307
   4.88 (d)        1,246

   4.73              422
   4.72              290
   4.16              236
   5.12              369
   4.22+             307
   4.09 (d)        1,246

   4.75              422
   4.71              290
   4.16              236
   5.12              369
   4.14+             307
   4.09 (d)        1,246


   8.62%              53%
   8.23               39
   7.94               39
   8.02               37
   8.28+              67

   7.90               53
   7.48               39
   7.21               39
   7.27               37
   7.52+              67

   7.90               53
   7.49               39
   7.24               39
   7.36               37
   7.56+              67

See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 133

                                                        Net Asset                    Net Realized/
                                                        Value          Net           Unrealized Gain  Total Income    Dividends from
                                                        Beginning of   Investment    (Loss) on        from Investment Net Investment
Selected Per Share Data for the Year or Period Ended:   Period         Income (Loss) Investments      Operations      Income
------------------------------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government Fund
   Class A
     03/31/2001                                         $    9.79      $ 0.34 (a)    $   1.09 (a)     $   1.43        $    (0.57)
     03/31/2000                                             10.30        0.58 (a)       (0.51)(a)         0.07             (0.58)
     03/31/1999                                             10.57        0.59 (a)        0.20 (a)         0.79             (0.60)
     03/31/1998                                              9.39        0.48 (a)        1.34 (a)         1.82             (0.58)
     01/20/1997 - 03/31/1997                                 9.67        0.32           (0.47)           (0.15)            (0.13)
   Class B
     03/31/2001                                              9.79        0.65 (a)        0.71 (a)         1.36             (0.50)
     03/31/2000                                             10.30        0.50 (a)       (0.50)(a)        (0.00)            (0.51)
     03/31/1999                                             10.57        0.51 (a)        0.20 (a)         0.71             (0.52)
     03/31/1998                                              9.39        0.39 (a)        1.35 (a)         1.74             (0.50)
     01/20/1997 - 03/31/1997                                 9.67        0.29           (0.47)           (0.18)            (0.10)
   Class C
     03/31/2001                                              9.79        0.92 (a)        0.44 (a)         1.36             (0.50)
     03/31/2000                                             10.30        0.51 (a)       (0.51)(a)        (0.00)            (0.51)
     03/31/1999                                             10.57        0.50 (a)        0.21 (a)         0.71             (0.52)
     03/31/1998                                              9.39        0.39 (a)        1.35 (a)         1.74             (0.50)
     01/20/1997 - 03/31/1997                                 9.67        0.29           (0.47)           (0.18)            (0.10)

Low Duration Fund
   Class A
     03/31/2001                                         $    9.81      $ 0.60 (a)    $   0.25 (a)     $   0.85        $    (0.61)
     03/31/2000                                             10.10        0.59 (a)       (0.29)(a)         0.30             (0.58)
     03/31/1999                                             10.18        0.60 (a)       (0.02)(a)         0.58             (0.60)
     03/31/1998                                              9.98        0.60 (a)        0.23 (a)         0.83             (0.58)
     01/13/1997 - 03/31/1997                                10.02        0.12           (0.03)            0.09             (0.12)
   Class B
     03/31/2001                                              9.81        0.53 (a)        0.24 (a)         0.77             (0.53)
     03/31/2000                                             10.10        0.51 (a)       (0.29)(a)         0.22             (0.50)
     03/31/1999                                             10.18        0.52 (a)       (0.02)(a)         0.50             (0.52)
     03/31/1998                                              9.98        0.53 (a)        0.22 (a)         0.75             (0.50)
     01/13/1997 - 03/31/1997                                10.02        0.10           (0.03)            0.07             (0.11)
   Class C
     03/31/2001                                              9.81        0.55 (a)        0.25 (a)         0.80             (0.56)
     03/31/2000                                             10.10        0.54 (a)       (0.29)(a)         0.25             (0.53)
     03/31/1999                                             10.18        0.55 (a)       (0.02)(a)         0.53             (0.55)
     03/31/1998                                              9.98        0.55 (a)        0.23 (a)         0.78             (0.53)
     01/13/1997 - 03/31/1997                                10.02        0.11           (0.03)            0.08             (0.11)

Money Market Fund
   Class A
     03/31/2001                                         $    1.00      $ 0.06 (a)    $   0.00 (a)     $   0.06        $    (0.06)
     03/31/2000                                              1.00        0.05 (a)        0.00 (a)         0.05             (0.05)
     03/31/1999                                              1.00        0.05 (a)        0.00 (a)         0.05             (0.05)
     03/31/1998                                              1.00        0.05 (a)        0.00 (a)         0.05             (0.05)
     01/13/1997 - 03/31/1997                                 1.00        0.01            0.00             0.01             (0.01)
   Class B
     03/31/2001                                              1.00        0.05 (a)        0.00 (a)         0.05             (0.05)
     03/31/2000                                              1.00        0.04 (a)        0.00 (a)         0.04             (0.04)
     03/31/1999                                              1.00        0.04 (a)        0.00 (a)         0.04             (0.04)
     03/31/1998                                              1.00        0.04 (a)        0.00 (a)         0.04             (0.04)
     01/13/1997 - 03/31/1997                                 1.00        0.01            0.00             0.01             (0.01)
   Class C
     03/31/2001                                              1.00        0.06 (a)        0.00 (a)         0.06             (0.06)
     03/31/2000                                              1.00        0.05 (a)        0.00 (a)         0.05             (0.05)
     03/31/1999                                              1.00        0.05 (a)        0.00 (a)         0.05             (0.05)
     03/31/1998                                              1.00        0.05 (a)        0.00 (a)         0.05             (0.05)
     01/13/1997 - 03/31/1997                                 1.00        0.01            0.00             0.01             (0.01)

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 1.65%.


134  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


Dividends in   Distributions      Distributions in                                                                    Ratio of
Excess of Net  from Net           Excess of Net                                                                       Expenses to
Investment     Realized Capital   Realized Capital   Total          Net Asset Value                 Net Assets End    Average Net
Income         Gains              Gains              Distributions  End of Period    Total Return   of Period (000s)  Assets
-----------------------------------------------------------------------------------------------------------------------------------
$     0.00     $   0.00           $   0.00           $   (0.57)     $    10.65         15.07%       $     79,477        0.97%
      0.00         0.00               0.00               (0.58)           9.79          0.86              42,773        0.99 (d)
      0.00         0.00              (0.46)              (1.06)          10.30          7.34              29,809        1.34 (d)
      0.00        (0.06)              0.00               (0.64)          10.57         19.78               6,161        0.91
      0.00         0.00               0.00               (0.13)           9.39         (1.72)              1,204        1.12+

      0.00         0.00               0.00               (0.50)          10.65         14.22              54,374        1.70
      0.00         0.00               0.00               (0.51)           9.79          0.11              34,301        1.72 (b)
      0.00         0.00              (0.46)              (0.98)          10.30          6.51              37,946        2.13 (b)
      0.00        (0.06)              0.00               (0.56)          10.57         18.85               7,516        1.66
      0.00         0.00               0.00               (0.10)           9.39         (1.92)                454        1.87+

      0.00         0.00               0.00               (0.50)          10.65         14.24              35,675        1.71
      0.00         0.00               0.00               (0.51)           9.79          0.11              20,955        1.71 (b)
      0.00         0.00              (0.46)              (0.98)          10.30          6.52              31,653        2.16 (b)
      0.00        (0.06)              0.00               (0.56)          10.57         18.86               7,258        1.66
      0.00         0.00               0.00               (0.10)           9.39         (1.83)                275        1.88+

$    (0.02)    $   0.00           $   0.00           $   (0.63)     $    10.03          8.93%       $    273,994        0.96%(d)
     (0.01)        0.00               0.00               (0.59)           9.81          3.07             235,413        0.98 (d)
      0.00        (0.01)             (0.05)              (0.66)          10.10          5.86             191,727        0.90
     (0.02)       (0.03)              0.00               (0.63)          10.18          8.49             109,531        0.90
     (0.01)        0.00               0.00               (0.13)           9.98          0.85              59,348        0.91+

     (0.02)        0.00               0.00               (0.55)          10.03          8.12%             88,585        1.71 (b)
     (0.01)        0.00               0.00               (0.51)           9.81          2.30              73,121        1.73 (b)
      0.00        (0.01)             (0.05)              (0.58)          10.10          5.07              65,160        1.65
     (0.02)       (0.03)              0.00               (0.55)          10.18          7.68              17,624        1.65
      0.00         0.00               0.00               (0.11)           9.98          0.68               5,296        1.67+

     (0.02)        0.00               0.00               (0.58)          10.03          8.39%            119,062        1.46 (c)
     (0.01)        0.00               0.00               (0.54)           9.81          2.55             110,447        1.48 (c)
      0.00        (0.01)             (0.05)              (0.61)          10.10          5.33             112,229        1.40
     (0.02)       (0.03)              0.00               (0.58)          10.18          8.01              68,766        1.40
     (0.01)        0.00               0.00               (0.12)           9.98          0.75              63,606        1.42+

$     0.00     $   0.00           $   0.00           $   (0.06)     $     1.00          5.94%       $     58,940        0.60%
      0.00         0.00               0.00               (0.05)           1.00          4.92             101,734        0.60
      0.00         0.00               0.00               (0.05)           1.00          4.76             105,200        0.60
      0.00         0.00               0.00               (0.05)           1.00          5.10              41,375        0.60
      0.00         0.00               0.00               (0.01)           1.00          1.01              43,589        0.57+

      0.00         0.00               0.00               (0.05)           1.00          5.02              38,286        1.50
      0.00         0.00               0.00               (0.04)           1.00          3.99              25,507        1.50
      0.00         0.00               0.00               (0.04)           1.00          4.03              14,968        1.50
      0.00         0.00               0.00               (0.04)           1.00          4.21               2,937        1.50
      0.00         0.00               0.00               (0.01)           1.00          0.83               3,143        1.41+

      0.00         0.00               0.00               (0.06)           1.00          5.94             108,549        0.60
      0.00         0.00               0.00               (0.05)           1.00          4.95              99,475        0.60
      0.00         0.00               0.00               (0.05)           1.00          4.85              86,159        0.60
      0.00         0.00               0.00               (0.05)           1.00          5.14              55,696        0.60
      0.00         0.00               0.00               (0.01)           1.00          1.02              85,398        0.58+


Ratio of Net
Investment
Income (Loss)
to Average       Portfolio
Net Assets       Turnover Rate
----------------------------------
   3.36%            1046%
   5.96              320
   5.33              364
   4.49              177
   6.91+             402

   6.40             1046
   5.16              320
   4.53              364
   4.64              177
   4.95+             402

   9.01             1046
   5.16              320
   4.50              364
   4.64              177
   5.52+             402


   6.07%             348%
   5.91               82
   5.85              245
   5.93              309
   5.84+             240

   5.32              348
   5.16               82
   5.03              245
   5.16              309
   5.03+             240

   5.58              348
   5.42               82
   5.35              245
   5.46              309
   5.36+             240


   5.85%             N/A
   4.90              N/A
   4.78              N/A
   5.02              N/A
   4.44+             N/A

   4.87              N/A
   4.05              N/A
   3.79              N/A
   4.15              N/A
   3.62+             N/A

   5.77              N/A
   4.78              N/A
   4.79              N/A
   5.05              N/A
   4.47+             N/A


(c) Ratio of expenses to average net assets excluding interest expense is 1.40%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.90%.

See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 135

                                                        Net Asset                    Net Realized/
                                                        Value          Net           Unrealized Gain  Total Income    Dividends from
                                                        Beginning of   Investment    (Loss) on        from Investment Net Investment
Selected Per Share Data for the Year or Period Ended:   Period         Income (Loss) Investment       Operations      Income
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund
   Class A
     03/31/2001                                         $    9.47      $   0.44 (a)  $   0.55 (a)     $   0.99        $    (0.44)
     03/31/2000                                             10.12          0.43 (a)     (0.65)(a)        (0.22)            (0.43)
     03/31/1999                                              9.97          0.41 (a)      0.15 (a)         0.56             (0.41)
   Class B
     03/31/2001                                              9.47          0.37 (a)      0.55 (a)         0.92             (0.37)
     03/31/2000                                             10.12          0.36 (a)     (0.65)(a)        (0.29)            (0.36)
     03/31/1999                                              9.97          0.34 (a)      0.14 (a)         0.48             (0.33)
   Class C
     03/31/2001                                              9.47          0.39 (a)      0.55 (a)         0.94             (0.39)
     03/31/2000                                             10.12          0.38 (a)     (0.65)(a)        (0.27)            (0.38)
     03/31/1999                                              9.97          0.36 (a)      0.15 (a)         0.51             (0.36)

New York Municipal Bond Fund
   Class A
     03/31/2001                                         $    9.94      $   0.43 (a)  $   0.77 (a)     $   1.20        $    (0.41)
     10/19/1999 - 03/31/2000                                 9.90          0.16 (a)      0.07 (a)         0.23             (0.17)

Real Return Bond Fund
   Class A
     03/31/2001                                         $    9.92      $   0.71 (a)  $   0.61 (a)     $   1.32        $    (0.76)
     03/31/2000                                              9.83          0.64 (a)      0.11 (a)         0.75             (0.64)
     03/31/1999                                              9.77          0.43 (a)      0.14 (a)         0.57             (0.45)
     03/31/1998                                              9.93          0.40 (a)      0.03 (a)         0.43             (0.42)
     01/29/1997 - 03/31/1997                                10.00          0.11 (a)     (0.10)(a)         0.01             (0.08)
   Class B
     03/31/2001                                              9.92          0.64 (a)      0.60 (a)         1.24             (0.68)
     03/31/2000                                              9.83          0.57 (a)      0.11 (a)         0.68             (0.57)
     03/31/1999                                              9.77          0.37 (a)      0.12 (a)         0.49             (0.38)
     03/31/1998                                              9.93          0.33 (a)      0.03 (a)         0.36             (0.36)
     01/29/1997 - 03/31/1997                                10.00          0.09         (0.10)           (0.01)            (0.06)
   Class C
     03/31/2001                                              9.92          0.68 (a)      0.59 (a)         1.27             (0.71)
     03/31/2000                                              9.83          0.58 (a)      0.12 (a)         0.70             (0.59)
     03/31/1999                                              9.77          0.44 (a)      0.08 (a)         0.52             (0.40)
     03/31/1998                                              9.93          0.35 (a)      0.04 (a)         0.39             (0.38)
     01/29/1997 - 03/31/1997                                10.00          0.09         (0.10)           (0.01)            (0.06)

Short-Term Fund
   Class A
     03/31/2001                                         $    9.95      $   0.60 (a)  $   0.10 (a)     $   0.70        $    (0.60)
     03/31/2000                                             10.03          0.55 (a)     (0.09)(a)         0.46             (0.54)
     03/31/1999                                             10.06          0.53 (a)     (0.02)(a)         0.51             (0.53)
     03/31/1998                                             10.00          0.55 (a)      0.09 (a)         0.64             (0.56)
     01/20/1997 - 03/31/1997                                10.04          0.10         (0.03)            0.07             (0.10)
   Class B
     03/31/2001                                              9.95          0.53 (a)      0.10 (a)         0.63             (0.53)
     03/31/2000                                             10.03          0.48 (a)     (0.09)(a)         0.39             (0.47)
     03/31/1999                                             10.06          0.45 (a)     (0.02)(a)         0.43             (0.45)
     03/31/1998                                             10.00          0.50 (a)      0.08 (a)         0.58             (0.50)
     01/20/1997 - 03/31/1997                                10.04          0.09         (0.03)            0.06             (0.10)
   Class C
     03/31/2001                                              9.95          0.57 (a)      0.10 (a)         0.67             (0.57)
     03/31/2000                                             10.03          0.52 (a)     (0.09)(a)         0.43             (0.51)
     03/31/1999                                             10.06          0.50 (a)     (0.02)(a)         0.48             (0.50)
     03/31/1998                                             10.00          0.54 (a)      0.07 (a)         0.61             (0.53)
     01/20/1997 - 03/31/1997                                10.04          0.09         (0.03)            0.06             (0.10)

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.85%.


136  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


Dividends in   Distributions      Distributions in                                                                    Ratio of
Excess of Net  from Net           Excess of Net                                                                       Expenses to
Investment     Realized Capital   Realized Capital   Total          Net Asset Value                 Net Assets End    Average Net
Income         Gains              Gains              Distributions  End of Period    Total Return   of Period (000s)  Assets
-----------------------------------------------------------------------------------------------------------------------------------
$     0.00     $    0.00          $    0.00          $  (0.44)      $    10.02         10.74%       $     11,381         0.85%
      0.00          0.00               0.00             (0.43)            9.47         (2.16)              8,666         0.85
      0.00          0.00               0.00             (0.41)           10.12          5.67               7,020         0.86

      0.00          0.00               0.00             (0.37)           10.02          9.92               8,513         1.60
      0.00          0.00               0.00             (0.36)            9.47         (2.89)              5,314         1.60
      0.00          0.00               0.00             (0.33)           10.12          4.88               6,070         1.61

      0.00          0.00               0.00             (0.39)           10.02         10.20              30,539         1.35
      0.00          0.00               0.00             (0.38)            9.47         (2.64)             28,674         1.35
      0.00          0.00               0.00             (0.36)           10.12          5.13              37,913         1.35


$     0.00     $   (0.09)         $    0.00          $  (0.50)      $    10.64         12.38%       $        186         0.86%
      0.00         (0.02)              0.00             (0.19)            9.94          2.30                  10         0.89+(e)

$     0.00     $   (0.08)         $    0.00          $  (0.84)      $    10.40         13.97%       $     95,899         0.94%
      0.00         (0.02)              0.00             (0.66)            9.92          7.93              17,676         0.93
     (0.06)         0.00               0.00             (0.51)            9.83          5.99               6,250         0.92
     (0.03)        (0.14)              0.00             (0.59)            9.77          4.12                 370         0.92
      0.00          0.00               0.00             (0.08)            9.93          0.15                   1         0.90+

      0.00         (0.08)              0.00             (0.76)           10.40         13.12              54,875         1.69
      0.00         (0.02)              0.00             (0.59)            9.92          7.16              11,463         1.68
     (0.05)         0.00               0.00             (0.43)            9.83          5.19               3,646         1.68
     (0.02)        (0.14)              0.00             (0.52)            9.77          3.50               1,496         1.67
      0.00          0.00               0.00             (0.06)            9.93         (0.08)                509         1.59+

      0.00         (0.08)              0.00             (0.79)           10.40         13.42              81,407         1.44
      0.00         (0.02)              0.00             (0.61)            9.92          7.40              17,336         1.43
     (0.06)         0.00               0.00             (0.46)            9.83          5.46               2,534         1.43
     (0.03)        (0.14)              0.00             (0.55)            9.77          3.73                 490         1.42
      0.00          0.00               0.00             (0.06)            9.93         (0.07)                148         1.62+

$     0.00     $    0.00          $   (0.02)         $  (0.62)      $    10.03          7.23%       $     84,342         1.41%(b)
      0.00          0.00               0.00             (0.54)            9.95          4.76              75,671         1.03 (b)
      0.00          0.00              (0.01)            (0.54)           10.03          5.21              80,787         0.85
     (0.01)        (0.01)              0.00             (0.58)           10.06          6.64              24,182         0.85
     (0.01)         0.00               0.00             (0.11)           10.00          0.66               2,533         0.86+

      0.00          0.00              (0.02)            (0.55)           10.03          6.44               6,954         2.15 (c)
      0.00          0.00               0.00             (0.47)            9.95          4.00               6,694         1.80 (c)
      0.00          0.00              (0.01)            (0.46)           10.03          4.43               3,813         1.60
     (0.01)        (0.01)              0.00             (0.52)           10.06          5.96               1,258         1.60
      0.00          0.00               0.00             (0.10)           10.00          0.58                 114         1.62+

      0.00          0.00              (0.02)            (0.59)           10.03          6.91              23,961         1.70 (d)
      0.00          0.00               0.00             (0.51)            9.95          4.45              18,935         1.34 (d)
      0.00          0.00              (0.01)            (0.51)           10.03          4.91              15,589         1.15
     (0.01)        (0.01)              0.00             (0.55)           10.06          6.33               6,763         1.15
      0.00          0.00               0.00             (0.10)           10.00          0.63               1,359         1.14+

Ratio of Net
Investment
Income (Loss)
to Average       Portfolio
Net Assets       Turnover Rate
----------------------------------
    4.52%          306%
    4.44           145
    4.10           70

    3.79           306
    3.69           145
    3.33           70

    4.06           306
    3.94           145
    3.60           70


    4.15%          973%
    3.68+          270


    7.03%          202%
    6.57           253
    4.40           438
    4.06           967
    6.14+          160

    6.33           202
    5.82           253
    3.72           438
    3.32           967
    3.43+          160

    6.69           202
    5.90           253
    4.49           438
    3.56           967
    5.13+          160


    6.03%          121%
    5.45           38
    5.15           47
    5.48           48
    5.07+          77

    5.28           121
    4.77           38
    4.45           47
    4.97           48
    4.83+          77

    5.72           121
    5.17           38
    4.92           47
    5.33           48
    4.78+          77

(c) Ratio of expenses to average net assets excluding interest expense is 1.60%.
(d) Ratio of expenses to average net assets excluding interest expense is 1.15%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.88%.


See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 137

                                                        Net Asset                    Net Realized/
                                                        Value          Net           Unrealized Gain  Total Income    Dividends from
                                                        Beginning of   Investment    (Loss) on        from Investment Net Investment
Selected Per Share Data for the Year or Period Ended:   Period         Income (Loss) Investment       Operations      Income
------------------------------------------------------------------------------------------------------------------------------------
StocksPLUS Fund
   Class A
     03/31/2001                                         $   14.06      $  (0.01)(a)  $ (2.80)(a)      $  (2.81)       $    (0.24)
     03/31/2000                                             14.26          1.05 (a)     1.27 (a)          2.32             (1.04)
     03/31/1999                                             14.06          0.93 (a)     1.29 (a)          2.22             (0.78)
     03/31/1998                                             11.46          1.66 (a)     3.41 (a)          5.07             (1.38)
     01/20/1997 - 03/31/1997                                11.91         (0.10)       (0.20)            (0.30)            (0.15)
   Class B
     03/31/2001                                             13.96         (0.09)(a)    (2.79)(a)         (2.88)            (0.19)
     03/31/2000                                             14.18          0.90 (a)     1.30 (a)          2.20             (0.94)
     03/31/1999                                             14.01          0.84 (a)     1.26 (a)          2.10             (0.69)
     03/31/1998                                             11.44          1.61 (a)     3.35 (a)          4.96             (1.30)
     01/20/1997 - 03/31/1997                                11.91         (0.13)       (0.20)            (0.33)            (0.14)
   Class C
     03/31/2001                                             14.00         (0.07)(a)    (2.79)(a)         (2.86)            (0.20)
     03/31/2000                                             14.21          0.94 (a)     1.30 (a)          2.24             (0.97)
     03/31/1999                                             14.03          0.86 (a)     1.28 (a)          2.14             (0.72)
     03/31/1998                                             11.45          1.64 (a)     3.35 (a)          4.99             (1.32)
     01/20/1997 - 03/31/1997                                11.91         (0.12)(a)    (0.20)(a)         (0.32)            (0.14)

Strategic Balanced Fund
   Class A
     03/31/2001                                         $   12.74      $   0.89 (a)  $ (1.90)(a)      $  (1.01)       $    (0.62)
     05/28/1999 -03/31/2000                                 12.80          0.64 (a)     0.48 (a)          1.12             (0.72)
   Class B
     03/31/2001                                             12.72          0.81 (a)    (1.90)(a)         (1.09)            (0.54)
     05/28/1999 -03/31/2000                                 12.80          0.60 (a)     0.45 (a)          1.05             (0.67)
   Class C
     03/31/2001                                             12.70          0.82 (a)    (1.92)(a)         (1.10)            (0.54)
     05/28/1999 -03/31/2000                                 12.80          0.61 (a)     0.42 (a)          1.03             (0.67)

Total Return Fund
   Class A
     03/31/2001                                         $    9.96      $   0.62 (a)  $ 0.56 (a)       $   1.18        $    (0.60)
     03/31/2000                                             10.36          0.58 (a)   (0.40)(a)           0.18             (0.56)
     03/31/1999                                             10.62          0.58 (a)    0.16 (a)           0.74             (0.58)
     03/31/1998                                             10.27          0.58 (a)    0.63 (a)           1.21             (0.57)
     01/13/1997 - 03/31/1997                                10.40          0.12       (0.12)              0.00             (0.13)
   Class B
     03/31/2001                                              9.96          0.54 (a)    0.57 (a)           1.11             (0.54)
     03/31/2000                                             10.36          0.51 (a)   (0.41)(a)           0.10             (0.48)
     03/31/1999                                             10.62          0.50 (a)    0.16 (a)           0.66             (0.50)
     03/31/1998                                             10.27          0.50 (a)    0.63 (a)           1.13             (0.50)
     01/13/1997 - 03/31/1997                                10.40          0.11       (0.12)             (0.01)            (0.12)
   Class C
     03/31/2001                                              9.96          0.54 (a)    0.57 (a)           1.11             (0.54)
     03/31/2000                                             10.36          0.51 (a)   (0.41)(a)           0.10             (0.48)
     03/31/1999                                             10.62          0.50 (a)    0.16 (a)           0.66             (0.50)
     03/31/1998                                             10.27          0.51 (a)    0.63 (a)           1.14             (0.51)
     01/13/1997 - 03/31/1997                                10.40          0.11       (0.12)             (0.01)            (0.12)

Total Return Mortgage Fund
   Class A
     07/31/2000 - 03/31/2001                            $   10.02      $   0.39 (a)  $ 0.57 (a)       $   0.96        $    (0.38)
   Class B
     07/31/2000 - 03/31/2001                                10.02          0.34 (a)    0.59 (a)           0.93             (0.35)
   Class C
     07/31/2000 - 03/31/2001                                10.02          0.34 (a)    0.61 (a)           0.95             (0.37)

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.



138  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Dividends in   Distributions      Distributions in                                                                    Ratio of
Excess of Net  from Net           Excess of Net                                                                       Expenses to
Investment     Realized Capital   Realized Capital   Total          Net Asset Value                 Net Assets End    Average Net
Income         Gains              Gains              Distributions  End of Period    Total Return   of Period (000s)  Assets
-----------------------------------------------------------------------------------------------------------------------------------
$     0.00     $    0.00          $   (0.91)         $  (1.15)      $    10.10        (21.31)%      $    108,332         1.05%
      0.00         (0.97)             (0.51)            (2.52)           14.06         17.26             160,847         1.05
      0.00         (1.24)              0.00             (2.02)           14.26         17.07             148,748         1.05
      0.00         (1.09)              0.00             (2.47)           14.06         47.07              62,970         1.05
      0.00          0.00               0.00             (0.15)           11.46         (2.59)              5,790         1.10+

      0.00          0.00              (0.91)            (1.10)            9.98        (21.91)            240,913         1.80
      0.00         (0.97)             (0.51)            (2.42)           13.96         16.40             374,171         1.80
      0.00         (1.24)              0.00             (1.93)           14.18         16.21             281,930         1.80
      0.00         (1.09)              0.00             (2.39)           14.01         46.11              99,039         1.80
      0.00          0.00               0.00             (0.14)           11.44         (2.81)              8,281         1.88+

      0.00          0.00              (0.91)            (1.11)           10.03        (21.66)            207,945         1.55
      0.00         (0.97)             (0.51)            (2.45)           14.00         16.69             311,942         1.55
      0.00         (1.24)              0.00             (1.96)           14.21         16.48             245,088         1.55
      0.00         (1.09)              0.00             (2.41)           14.03         46.38              96,960         1.55
      0.00          0.00               0.00             (0.14)           11.45         (2.71)             11,254         1.65+


$     0.00     $    0.00          $   (0.69)         $  (1.31)      $    10.42         (8.58)%      $      3,660         0.86%(b)
     (0.15)        (0.31)              0.00             (1.18)           12.74          9.34               4,468         1.05+

      0.00          0.00              (0.69)            (1.23)           10.40         (9.28)              8,484         1.57 (b)
     (0.15)        (0.31)              0.00             (1.13)           12.72          8.61              11,604         1.80+

      0.00          0.00              (0.69)            (1.23)           10.37         (9.32)             14,004         1.58 (b)
     (0.15)        (0.31)              0.00             (1.13)           12.70          8.47              13,116         1.80+



$    (0.02)    $    0.00          $    0.00          $  (0.62)      $    10.52         12.27%       $  3,061,033         0.96%(d)
     (0.02)         0.00               0.00             (0.58)            9.96          1.85           1,947,405         1.01 (d)
      0.00         (0.24)             (0.18)            (1.00)           10.36          7.09           1,140,606         0.90
     (0.02)        (0.27)              0.00             (0.86)           10.62         12.11             533,893         0.90
      0.00          0.00               0.00             (0.13)           10.27          0.02             115,742         0.91+

     (0.01)         0.00               0.00             (0.55)           10.52         11.44             975,823         1.70 (c)
     (0.02)         0.00               0.00             (0.50)            9.96          1.08             654,104         1.76 (c)
      0.00         (0.24)             (0.18)            (0.92)           10.36          6.28             549,478         1.65
     (0.01)        (0.27)              0.00             (0.78)           10.62         11.26             186,932         1.65
      0.00          0.00               0.00             (0.12)           10.27         (0.10)             74,130         1.67+

     (0.01)         0.00               0.00             (0.55)           10.52         11.44           1,103,702         1.71 (c)
     (0.02)         0.00               0.00             (0.50)            9.96          1.09             720,199         1.75 (c)
      0.00         (0.24)             (0.18)            (0.92)           10.36          6.29             715,201         1.65
     (0.01)        (0.27)              0.00             (0.79)           10.62         11.28             405,037         1.65
      0.00          0.00               0.00             (0.12)           10.27         (0.11)            329,104         1.67+


$     0.00     $   (0.18)         $    0.00          $  (0.56)      $    10.42         10.58%       $        769         0.90%+

      0.00         (0.18)              0.00             (0.53)           10.42          9.95                 816         1.65+

      0.00         (0.18)              0.00             (0.55)           10.42          9.94               1,908         1.65+


Ratio of Net
Investment
Income (Loss)
to Average       Portfolio
Net Assets       Turnover Rate
----------------------------------
    (0.05)%         270%
     7.21            92
     6.66            81
    13.34            30
   (10.69)+          47

    (0.74)          270
     6.27            92
     6.05            81
    12.60            30
   (15.13)+          47

    (0.59)          270
     6.47            92
     6.19            81
    12.85            30
   (12.79)+          47


     7.44%          651%
     5.99+          176

     6.59           651
     5.61+          176

     6.76           651
     5.66+          176


     6.08%          450%
     5.79           223
     5.37           154
     5.46           206
     6.08+          173

     5.33           450
     5.01           223
     4.55           154
     4.74           206
     5.28+          173

     5.34           450
     5.01           223
     4.63           154
     4.83           206
     5.32+          173


     5.68%+         848%

     4.89+          848

     4.94+          848

(c) Ratio of expenses to average net assets excluding interest expense is 1.65%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.90%.

See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 139

PIMCO Statements of Assets and Liabilities A, B, and C Classes
March 31, 2001


                                                           California
                                                           Intermediate    California                    Emerging
Amounts in thousands,                                      Municipal       Municipal    Convertible      Markets      Foreign
   except per share amounts                                Bond Fund       Bond Fund    Fund             Bond Fund    Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
Investments, at value                                      $    119,480    $   12,320   $      86,394    $   58,386   $   1,040,636
Cash and foreign currency                                             2           140               0             0          37,332
Receivable for investments and foreign currency sold                  0             0          19,247        16,961          84,303
Receivable for Fund shares sold                                     144             0             641             7           1,594
Interest and dividends receivable                                 1,737           172             393         1,237          16,720
Variation margin receivable                                           0             3               0             0               0
Manager reimbursement receivable                                     14            29              10             0               0
Other assets                                                          0             0               1             0           1,681
                                                           $    121,377    $   12,664   $     106,686    $   76,591   $   1,182,266
------------------------------------------------------     ------------    ----------   -------------    ----------   -------------
Liabilities:
Payable for investments and foreign currency purchased     $      2,738    $        0   $          38    $   14,857   $      57,126
Payable for financing transactions                                    0             0               0         1,449         446,311
Payable for short sales                                               0             0               0             0               0
Due to Custodian                                                      0             0           1,604         2,498               0
Notes payable                                                         0             0               0             0               0
Written options outstanding                                           0             0               0             0           2,046
Payable for Fund shares redeemed                                     37             0          13,251            92             999
Dividends payable                                                    58             1               0            29             362
Accrued investment advisory fee                                      27             3              50            23             147
Accrued administration fee                                           28             3              34            21             177
Accrued distribution fee                                              0             0              13             3              45
Accrued servicing fee                                                 6             0               6             1              38
Variation margin payable                                             14             0               0             0             173
Other liabilities                                                     5             0               0            20               1
                                                                  2,913             7          14,996        18,993         507,425
------------------------------------------------------     ------------    ----------   -------------    ----------   -------------

Net Assets                                                 $    118,464    $   12,657   $      91,690     $  57,598   $     674,841
------------------------------------------------------     ------------    ----------   -------------    ----------   -------------

Net Assets Consist of:
Paid in capital                                            $    112,219    $   12,066   $     110,156     $  55,779   $     680,856
Undistributed (overdistributed) net investment
  income                                                          1,115           152         (1,336)         1,525            (789)
Accumulated undistributed net realized gain (loss)                  (68)           11         (8,984)          (486)         (7,969)

Net unrealized appreciation (depreciation)                        5,198           428          (8,146)          780           2,743
                                                           $    118,464    $   12,657   $      91,690     $  57,598   $     674,841
------------------------------------------------------     ------------    ----------   -------------    ----------   -------------

Net Assets:
Class A                                                    $     29,035    $      706   $       6,426     $   1,143   $      84,631
Class B                                                               0             0           5,705         1,620          28,747
Class C                                                               0             0          13,249           792          35,337
Other Classes                                                    89,429        11,951          66,310        54,043         526,126

Shares Issued and Outstanding:
Class A                                                           2,740            68             563           136           8,198
Class B                                                               0             0             503           193           2,785
Class C                                                               0             0           1,166            94           3,423

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                                    $      10.60    $    10.35   $       11.41     $    8.40   $       10.32
Class B                                                            0.00          0.00           11.34          8.40           10.32
Class C                                                            0.00          0.00           11.37          8.40           10.32

Cost of Investments Owned                                  $    114,374    $   11,884   $      94,684     $  57,651   $   1,061,915
------------------------------------------------------     ------------    ----------   -------------    ----------   -------------
Cost of Foreign Currency Held                              $          0    $        0   $          22     $       0   $      37,473
------------------------------------------------------     ------------    ----------   -------------    ----------   -------------

*With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.


140  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


                                                                                                      New York
Global                             Long-Term          Low Duration     Money Market    Municipal      Municipal      Real Return
Bond Fund II    High Yield Fund    U.S. Gov't Fund    Fund             Fund            Bond Fund      Bond Fund      Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

$    124,305    $     2,551,020    $      699,912     $    8,365,786   $    350,038    $     84,850   $      3,973   $    1,558,398
       5,419              5,303                91              4,017            159               2              1            1,977
       8,140             35,585           104,544            843,152              0               0              0           96,777
          29             37,429             2,148             11,388          6,947             318              0           10,321
       2,153             48,416             7,109             59,063            551           1,041             66           14,895
           0                  0               496                 85              0               0              0                0
           0                  0                 0                  0              0               0             14                0
         602             13,788                 7                343              0               1              0              764
$    140,648    $     2,691,541    $      814,307     $    9,283,834   $    357,695    $     86,212   $      4,054   $    1,683,132
------------    ---------------    --------------     --------------   ------------    ------------   ------------   --------------

$      5,756    $        37,218    $       53,214     $    3,405,245   $      1,047    $      5,647   $          0   $       22,680
      58,408                  0           274,830            348,283              0               0              0          756,305
           0                  0                 0            703,503              0               0              0                0
           0                  0                 0                  0              0               0              0                0
           0                  0                 0            156,287              0               0              0                0
         141                  0               849              2,050              0               0              0                0
          14              3,479             1,881             57,470          7,514             282              0            2,000
          34              5,404               554              3,541             40              78              0            1,075
          17                578               109              1,001             42              17              1              184
          22                709               129                813             79              21              1              218
           7                556                70                134             23              20              0               73
           3                218                36                107             20              11              0               57
          60                  0               366                  0              0               0              0               27
          93              1,237             1,220              2,111              0               0              0            1,391
      64,555             49,399           333,258          4,680,545          8,765           6,076              2          784,010
------------    ---------------    --------------     --------------   ------------    ------------   ------------   --------------

$     76,093    $     2,642,142    $      481,049     $    4,603,289   $    348,930    $     80,136   $      4,052   $      899,122
------------    ---------------    --------------     --------------   ------------    ------------   ------------   --------------

$     76,688    $     3,109,817    $      473,798     $    4,630,511   $    348,908    $     77,328   $      3,843   $      862,868
         (37)            (1,912)               57                254             22              17             66            3,210
        (896)          (300,146)           (2,646)           (47,743)             0             363             29             (786)

         338           (165,617)            9,840             20,267              0           2,428            114           33,830
$     76,093    $     2,642,142    $      481,049     $    4,603,289   $    348,930    $     80,136   $      4,052   $      899,122
------------    ---------------    --------------     --------------   ------------    ------------   ------------   --------------

$      2,747    $       262,572    $       79,477     $      273,994   $     58,940    $     11,381   $        186   $       95,899
       5,243            327,367            54,374             88,585         38,286           8,513              0           54,875
       5,208            373,530            35,675            119,062        108,549          30,539              0           81,407
      62,895          1,678,673           311,523          4,121,648        143,155          29,703          3,866          666,941


         286             26,589             7,464             27,321         58,939           1,136             17            9,221
         546             33,150             5,107              8,833         38,285             850              0            5,277
         542             37,824             3,351             11,872        108,548           3,048              0            7,828



$       9.61    $          9.88    $        10.65     $        10.03   $       1.00    $      10.02   $      10.64   $        10.40
        9.61               9.88             10.65              10.03           1.00           10.02           0.00            10.40
        9.61               9.88             10.65              10.03           1.00           10.02           0.00            10.40

$    127,242    $     2,716,720    $      686,690     $    8,337,219   $    350,038    $     82,422   $      3,859   $    1,524,018
------------    ---------------    --------------     --------------   ------------    ------------   ------------   --------------
$      4,846    $         2,627    $            0     $        4,446   $          0    $          0   $          0   $          431
------------    ---------------    --------------     --------------   ------------    ------------   ------------   --------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 141

March 31, 2001


Amounts in thousands,                                     Short-Term     StocksPLUS     Strategic       Total Return   Total Return
   except per share amounts                               Fund           Fund           Balanced Fund   Fund           Mortgage Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
Investments, at value                                     $   1,158,227  $  1,543,635   $     73,945    $  64,127,213  $     37,190
Cash and foreign currency                                         1,003         3,850            716          218,324         1,197
Receivable for investments and foreign currency sold            294,322        16,915              0        4,821,384        10,581
Receivable for Fund shares sold                                   7,914           752             43          249,896            72
Interest and dividends receivable                                11,006         2,449            172          476,095           109
Variation margin receivable                                           0         5,075              0            8,311             0
Manager reimbursement receivable                                      0             0              0                0             0
Other assets                                                        253             4              0            1,125             1
                                                          $   1,472,725  $  1,572,680   $     74,876    $  69,902,348  $     49,150
-----------------------------------------------------     -------------  ------------   ------------    -------------  ------------

Liabilities:
Payable for investments and foreign currency purchased    $       4,077  $    535,113   $        251    $  21,420,265  $     24,016
Payable for financing transactions                              443,596           392              0        5,667,668             0
Payable for short sales                                         295,950             0              0                0             0
Due to Custodian                                                      0             0              0                0             0
Notes payable                                                    72,131           383              0                0             0
Written options outstanding                                           0           815              0           42,637             0
Payable for Fund shares redeemed                                  3,537        18,316             89          134,060            49
Dividends payable                                                   834            10              0           46,539             3
Accrued investment advisor's fee                                    140           368              0            9,171             5
Accrued administrator's fee                                         127           306             11            7,573             6
Accrued distribution fee                                             11           266             15            3,345             0
Accrued servicing fee                                                26           128              6            1,139             3
Variation margin payable                                              5           275              0            3,094             0
Other liabilities                                                 1,118           825              0           61,464             0
                                                                821,552       557,197            372       27,396,955        24,082
-----------------------------------------------------     -------------  ------------   ------------    -------------  ------------

Net Assets                                                $     651,173  $  1,015,483   $     74,504    $  42,505,393  $     25,068
-----------------------------------------------------     -------------  ------------   ------------    -------------  ------------

Net Assets Consist of:
Paid in capital                                           $     650,737  $  1,334,218   $     87,158    $  41,959,747  $     24,059
Undistributed (overdistributed) net investment
  income                                                         (1,518)      (26,538)           465          154,725           382
Accumulated undistributed net realized gain (loss)                 (868)     (271,284)        (2,315)         (48,115)           (1)

Net unrealized appreciation (depreciation)                        2,822       (20,913)       (10,804)         439,036           628
                                                          $     651,173  $  1,015,483   $     74,504    $  42,505,393  $     25,068
-----------------------------------------------------     -------------  ------------   ------------    -------------  ------------

Net Assets:
Class A                                                   $      84,342  $    108,332   $      3,660    $   3,061,033  $        769
Class B                                                           6,954       240,913          8,484          975,823           816
Class C                                                          23,961       207,945         14,004        1,103,702         1,908
Other Classes                                                   535,916       458,293         48,356       37,364,835        21,575

Shares Issued and Outstanding:
Class A                                                           8,411        10,721            351          291,008            74
Class B                                                             694        24,128            816           92,770            78
Class C                                                           2,390        20,726          1,350          104,927           183

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                                   $       10.03  $      10.10   $      10.42    $       10.52  $      10.42
Class B                                                           10.03          9.98          10.40            10.52         10.42
Class C                                                           10.03         10.03          10.37            10.52         10.42

Cost of Investments Owned                                 $   1,152,292  $  1,541,379   $     84,847    $  63,623,558  $     36,562
-----------------------------------------------------     -------------  ------------   ------------    -------------  ------------
Cost of Foreign Currency Held                             $         991  $      3,832   $        561    $     274,176  $          0
-----------------------------------------------------     -------------  ------------   ------------    -------------  ------------

* With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.

142  PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

PIMCO Statements of Operations A, B, and C Classes
For the year or period ended March 31, 2001


                                                           California
                                                           Intermediate    California                    Emerging
Amounts in thousands,                                      Municipal       Municipal    Convertible      Markets      Foreign
                                                           Bond Fund       Bond Fund    Fund             Bond Fund    Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
Interest                                                   $      4,804    $      484   $       (607)    $    5,027   $      37,119
Dividends, net of foreign taxes                                       0             0          1,708              1             480
Miscellaneous Income                                                  1             3              0              0               0
   Total Income                                                   4,805           487          1,101          5,028          37,599
-------------------------------------------------------    ------------    ----------   ------------    -----------   -------------

Expenses:
Investment advisory fees                                            236            24            592            211           1,478
Administration fees                                                 257            22            407            192           1,758
Distribution fees - Class B                                           0             0             36              9             194
Distribution fees - Class C                                           0             0             94              4             235
Servicing fees - Class A                                             68             0             15              1             168
Servicing fees - Class B                                              0             0             12              3              65
Servicing fees - Class C                                              0             0             31              1              78
Distribution and/or servicing fees - Other Classes                    4             0              1             25              59
Trustees' fees                                                        0             0              1              0               3
Organization costs                                                    0            29              0              0               0
Interest Expense                                                      0             0             27             36             245
Miscellaneous                                                         5             0              7              5               0
   Total expenses                                                   570            75          1,223            487           4,283
   Reimbursement by Manager                                           0           (29)             0              0               0
   Net Expenses                                                     570            46          1,223            487           4,283

Net Investment Income (Loss)                                      4,235           441           (122)         4,541          33,316
-------------------------------------------------------    ------------    ----------   ------------    -----------   -------------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                           1,557           531         (6,937)         2,776          15,252
Net capital gain distributions received from
  underlying funds                                                    0             0              0              0               0
Net realized gain (loss) on futures contracts and
  written options                                                  (279)           13              0              0          (5,763)

Net realized gain (loss) on foreign currency
  transactions                                                        0             0            212            (76)        (10,379)

Net change in unrealized appreciation
  (depreciation) on investments                                   5,034           436        (36,311)          (717)         14,127
Net change in unrealized appreciation
  (depreciation) on futures contracts and
  written options                                                    92            (8)             0              0          (2,938)

Net change in unrealized appreciation
  (depreciation) on translation of assets
  and liabilities denominated
  in foreign currencies                                               0             0            199             59          20,756

   Net Gain (Loss)                                                6,404           972        (42,837)         2,042          31,055

Net Increase (Decrease) in Assets
   Resulting from Operations                               $     10,639    $    1,413   $    (42,959)    $    6,583   $      64,371
-------------------------------------------------------    ------------    ----------   ------------    -----------   -------------

See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 143

For the year or period ended March 31, 2001


Amounts in thousands                                       Global         High         Long-Term         Low            Money
                                                           Bond Fund II   Yield Fund   U.S. Gov't Fund   Duration Fund  Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest                                                   $      4,966   $   262,112  $    26,931       $    305,644   $    25,415
Dividends, net of foreign taxes                                      53         7,951            0              7,445             0
Miscellaneous Income                                                  0            60            0                  0             0
   Total Income                                                   5,019       270,123       26,931            313,089        25,415
---------------------------------------------------------  ------------   -----------  -----------       ------------   -----------

Expenses:
Investment advisory fees                                            192         7,084        1,026             10,648           596
Administration fees                                                 247         8,316        1,199              8,636         1,056
Distribution fees - Class A                                           0             0            0                  0             0
Distribution fees - Class B                                          34         2,215          289                575           180
Distribution fees - Class C                                          36         2,487          187                556             0
Servicing fees - Class A                                              6           492          131                620            64
Servicing fees - Class B                                             11           738           96                192            60
Servicing fees - Class C                                             12           829           62                278            88
Distribution and/or servicing fees - Other Classes                    0         1,120          117                381            21
Trustees' fees                                                        0            15            2                 23             2
Organization costs                                                    0             0            0                  0             0
Interest Expense                                                     27             0          231              2,684             6
Miscellaneous                                                         0             5            1                  0             0
   Total expenses                                                   565        23,301        3,341             24,593         2,073

Net Investment Income (Loss)                                      4,454       246,822       23,590            288,496        23,342
---------------------------------------------------------  ------------   -----------  -----------       ------------   -----------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                           2,780      (237,944)      25,791              7,880             0
Net capital gain distributions received from
   underlying funds                                                   0             0            0                  0             0
Net realized gain (loss) on futures contracts and
   written options                                                 (178)            0        3,792                (37)            0
Net realized gain (loss) on foreign currency transactions          (131)          (42)           0              9,157             0
Net change in unrealized appreciation (depreciation)
   on investments                                                  (568)      111,549        6,963             81,101             0
Net change in unrealized appreciation (depreciation)
   on futures contracts and written options                        (673)            0         (649)             2,894             0
Net change in unrealized appreciation (depreciation)
   on translation of assets and liabilities denominated
   in foreign currencies                                          2,599            45            0             (3,086)            0

   Net Gain (Loss)                                                3,829      (126,392)      35,897             97,909             0

Net Increase (Decrease) in Assets
   Resulting from Operations                               $      8,283    $  120,430   $   59,487       $    386,405   $    23,342
---------------------------------------------------------  ------------   -----------  -----------       ------------   -----------


144 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


               New York
Municipal      Municipal       Real Return     Short-Term      StocksPLUS      Strategic         Total Return     Total Return
Bond Fund      Bond Fund       Bond Fund       Fund            Fund            Balanced Fund     Fund             Mortgage Fund
-------------------------------------------------------------------------------------------------------------------------------
$     3,329    $      162      $     44,071    $     50,985    $     12,663    $      3,393      $   2,508,225    $      1,127
          0             0                11               0           1,152           2,414             32,065               0
          3             0                 0               0              45               0                104               0
      3,332           162            44,082          50,985          13,860           5,807          2,540,394           1,127
-----------    ----------      ------------    ------------    ------------    ------------      -------------    ------------

        153             8             1,358           1,707           5,319             217             89,506              42
        196             8             1,559           1,530           4,439             224             73,048              44
          0             0                 0               0               0               0                  0               0
         44             0               188              50           2,427              77              5,526               0
        142             0               181              57           1,346              97              6,105               0
         19             0               104             205             368              10              5,783               1
         15             0                63              17             809              26              1,842               2
         72             0                91              48             673              32              2,035               5
         12             0               118              30              96               2             10,285               1
          0             0                 3               4               7               0                196               0
          0             0                 2               0               0               0                  0               0
          0             0               217           3,817               0              14             21,417               5
          0             0                 2               1               3               0                  0               0
        653            16             3,886           7,466          15,487             699            215,743             100

      2,679           146            40,196          43,519          (1,627)          5,108          2,324,651           1,027
-----------    ----------      ------------    ------------    ------------    ------------      -------------    ------------

      1,370           101             6,609           1,431           4,385          (1,201)           983,913             741
          0             0                 0               0               0           1,770                  0               0
        (72)           31               338             (93)       (183,594)          3,916            248,438              10
          0             0               624          (1,134)           (403)           (972)            (4,989)              0

      2,568           122            29,647           6,058           6,605          (9,323)           800,434             651

          0             0                83              88        (119,526)         (6,479)            (6,524)             (2)


          0             0               495              36           4,312              72              1,460               0

      3,866           254            37,796           6,386        (288,221)        (12,217)         2,021,732           1,400


$     6,545    $      400      $     77,992    $     49,905    $   (289,848)   $     (7,109)     $   4,346,383    $      2,427
-----------    ----------      ------------    ------------    ------------    ------------      -------------    ------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 145

PIMCO Statements of Changes in Net Assets A, B, and C Classes


                                                                                                                  California
                                                                        California Intermediate                   Municipal
Amounts in thousands                                                    Municipal Bond Fund                       Bond Fund
                                                                        ------------------------------------------------------------
                                                                            Year Ended         Period from            Period from
Increase (Decrease) in Net Assets from:                                 March 31, 2001  August 31, 1999 to        May 16, 2000 to
                                                                                            March 31, 2000         March 31, 2000
------------------------------------------------------------------------------------------------------------------------------------

Operations:
Net investment income (loss)                                            $        4,235     $           106         $          441
Net realized gain (loss)                                                         1,278                  (5)                   544
Net capital gain distributions received from underlying funds                        0                   0                      0
Net change in unrealized appreciation (depreciation)                             5,126                  72                    428
Net increase (decrease) resulting from operations                               10,639                 173                  1,413
-------------------------------------------------------------           --------------     ---------------         --------------

Distributions to Shareholders:
From net investment income
   Class A                                                                      (1,121)                 (8)                    (4)
   Class B                                                                           0                   0                      0
   Class C                                                                           0                   0                      0
   Other Classes                                                                (3,023)                (97)                  (428)
In excess of net investment income
   Class A                                                                           0                   0                      0
   Class B                                                                           0                   0                      0
   Class C                                                                           0                   0                      0
   Other Classes                                                                     0                   0                      0
From net realized capital gains
   Class A                                                                        (100)                  0                      0
   Class B                                                                           0                   0                      0
   Class C                                                                           0                   0                      0
   Other Classes                                                                  (211)                  0                   (390)
In excess of net realized capital gains
   Class A                                                                           0                  (1)                     0
   Class B                                                                           0                   0                      0
   Class C                                                                           0                   0                      0
   Other Classes                                                                     0                  (6)                     0

Total Distributions                                                             (4,455)               (112)                  (822)
-------------------------------------------------------------           --------------     ---------------         --------------

Fund Share Transactions:
Receipts for shares sold
   Class A                                                                      41,939               1,879                    809
   Class B                                                                           0                   0                      0
   Class C                                                                           0                   0                      0
   Other Classes                                                               114,297               8,860                 21,146
Issued in reorganization
   Class A                                                                           0                   0                      0
   Class B                                                                           0                   0                      0
   Class C                                                                           0                   0                      0
   Other Classes                                                                     0                   0                      0
Issued as reinvestment of distributions
   Class A                                                                       1,122                  12                      3
   Class B                                                                           0                   0                      0
   Class C                                                                           0                   0                      0
   Other Classes                                                                 3,117                  91                    808
Cost of shares redeemed
   Class A                                                                     (17,618)               (119)                  (110)
   Class B                                                                           0                   0                      0
   Class C                                                                           0                   0                      0
   Other Classes                                                               (40,805)               (556)               (10,590)
Net increase (decrease) resulting from Fund share transactions                 102,052              10,167                 12,066

Total Increase (Decrease) in Net Assets                                        108,236              10,228                 12,657
-------------------------------------------------------------           --------------     ---------------         --------------

Net Assets
Beginning of period                                                             10,228                   0                      0
End of period *                                                         $      118,464     $        10,228         $       12,657

*Including net undistributed (overdistributed) investment income of:    $        1,115     $             1         $          152


Amounts in thousands                                                    Convertible Fund
                                                                            Year Ended           Year Ended
Increase (Decrease) in Net Assets from:                                 March 31, 2001       March 31, 2000
------------------------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                                            $        (122)       $         293
Net realized gain (loss)                                                       (6,725)               7,821
Net capital gain distributions received from underlying funds                       0                    0
Net change in unrealized appreciation (depreciation)                          (36,112)              27,966
Net increase (decrease) resulting from operations                             (42,959)              36,080
-------------------------------------------------------------           --------------     ---------------

Distributions to Shareholders:
From net investment income
   Class A                                                                        (97)                  (8)
   Class B                                                                        (49)                  (2)
   Class C                                                                       (115)                  (7)
   Other Classes                                                               (2,107)                (276)
In excess of net investment income
   Class A                                                                          0                  (34)
   Class B                                                                          0                  (10)
   Class C                                                                          0                  (32)
   Other Classes                                                                    0               (1,195)
From net realized capital gains
   Class A                                                                          0                  (17)
   Class B                                                                          0                   (6)
   Class C                                                                          0                  (19)
   Other Classes                                                                    0                 (577)
In excess of net realized capital gains
   Class A                                                                       (328)                   0
   Class B                                                                       (297)                   0
   Class C                                                                       (729)                   0
   Other Classes                                                               (5,681)                   0

Total Distributions                                                            (9,403)              (2,183)
-------------------------------------------------------------           --------------     ---------------

Fund Share Transactions:
Receipts for shares sold
   Class A                                                                      5,137                4,800
   Class B                                                                      5,738                2,593
   Class C                                                                     11,544                6,988
   Other Classes                                                               90,634              176,112
Issued in reorganization
   Class A                                                                          0                    0
   Class B                                                                          0                    0
   Class C                                                                          0                    0
   Other Classes                                                                    0                    0
Issued as reinvestment of distributions
   Class A                                                                        360                   58
   Class B                                                                        170                   13
   Class C                                                                        543                   49
   Other Classes                                                                7,574                1,984
Cost of shares redeemed
   Class A                                                                     (2,198)                (363)
   Class B                                                                     (1,077)                (337)
   Class C                                                                     (2,818)                (141)
   Other Classes                                                             (155,586)             (41,632)
Net increase (decrease) resulting from Fund share transactions                (39,979)             150,134

Total Increase (Decrease) in Net Assets                                       (92,341)             184,031
-------------------------------------------------------------           --------------     ---------------

Net Assets
Beginning of period                                                           184,031                    0
End of period *                                                         $      91,690        $     184,031

*Including net undistributed (overdistributed) investment income of:    $     (1,336)        $       5,512

146 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


Emerging Markets
Bond Fund                           Foreign Bond Fund                  Global Bond Fund II

    Year Ended        Year Ended        Year Ended       Year Ended        Year Ended        Year Ended
March 31, 2001    March 31, 2000    March 31, 2001   March 31, 2000    March 31, 2001    March 31, 2000
-------------------------------------------------------------------------------------------------------
$       4,541     $       2,012     $      33,316    $      35,220     $       4,454     $        3,256
        2,700             1,254              (890)           4,992             2,471               (824)
            0                 0                 0                0                 0                  0
         (658)            2,001            31,945          (31,738)            1,358               (803)
        6,583             5,267            64,371            8,474             8,283              1,629
-------------     -------------     -------------     ------------     -------------     --------------


          (47)              (25)           (3,562)          (2,482)             (122)              (149)
         (119)              (78)           (1,185)          (1,179)             (215)              (229)
          (44)              (26)           (1,435)          (1,515)             (233)              (268)
       (4,335)           (1,882)          (26,951)         (30,001)           (3,875)            (2,569)

            0                 0                 0                0                 0                 (2)
            0                 0                 0                0                 0                 (4)
            0                 0                 0                0                 0                 (5)
            0                 0                 0                0                 0                (41)

            0                 0                 0             (416)              (14)                 0
            0                 0                 0             (209)              (27)                 0
            0                 0                 0             (262)              (27)                 0
            0                 0                 0           (3,938)             (379)                 0

          (16)                0            (1,472)            (315)              (57)                (6)
          (67)                0              (555)            (158)             (112)                (9)
          (25)                0              (661)            (198)             (111)               (11)
       (2,244)                0           (10,182)          (2,976)           (1,552)               (95)

       (6,897)           (2,011)          (46,003)         (43,649)           (6,724)            (3,388)
-------------     -------------     -------------     ------------     -------------     --------------


        1,552               185            47,003           47,005             1,250              1,600
        1,124               716             6,565           10,650             1,259              1,267
          819                68             9,154           10,346             1,310              1,527
       35,612            42,500           205,439          191,536             6,935             59,618

            0                 0                 0                0                 0                  0
            0                 0                 0                0                 0                  0
            0                 0                 0                0                 0                  0
            0                 0                 0                0                 0                  0

           41                20             4,276            2,623               153                124
           84                39             1,313            1,204               236                177
           28                14             1,717            1,630               282                244
        6,256             1,803            32,854           29,929             5,308              2,526

         (765)              (95)          (23,163)         (22,268)             (990)            (2,026)
         (740)             (118)           (4,326)          (7,337)             (945)            (1,506)
         (295)              (98)           (6,727)          (9,583)           (1,750)            (2,083)
      (13,651)          (25,001)         (163,157)        (295,818)          (35,563)            (5,204)
       30,065            20,033           110,948          (40,083)          (22,515)            56,264

       29,751            23,289           129,316          (75,258)          (20,956)            54,505
-------------     -------------     -------------     ------------     -------------     --------------

       27,847             4,558           545,525          620,783            97,049             42,544
$      57,598     $      27,847     $     674,841     $    545,525     $      76,093     $       97,049

$       1,525     $         862     $        (789)    $     15,115     $         (37)    $          889


High Yield Fund                      Long-Term U.S. Gov't Fund

    Year Ended         Year Ended        Year Ended        Year Ended
March 31, 2001     March 31, 2000    March 31, 2001    March 31, 2000
---------------------------------------------------------------------
$      246,822     $      296,022    $        23,590    $      20,805
      (237,986)           (70,452)            29,583          (25,059)
             0                  0                  0                0
       111,594           (263,887)             6,314            7,958
       120,430            (38,317)            59,487            3,704
--------------     --------------    ---------------    -------------


       (16,909)           (15,406)            (2,965)          (1,946)
       (23,255)           (23,625)            (1,881)          (1,936)
       (26,108)           (28,389)            (1,204)          (1,340)
      (178,560)          (226,319)           (17,531)         (15,549)

          (129)              (113)                 0                0
          (178)              (172)                 0                0
          (199)              (207)                 0                0
        (1,363)            (1,652)                 0                0

             0                  0                  0                0
             0                  0                  0                0
             0                  0                  0                0
             0                  0                  0                0

             0                  0                  0                0
             0                  0                  0                0
             0                  0                  0                0
             0                  0                  0                0

      (246,701)          (295,883)           (23,581)         (20,771)
--------------     --------------    ---------------    -------------


       215,973            214,375             65,435           39,235
       104,829            141,755             29,267           16,036
       157,741            217,795             27,453           10,916
     1,060,499          1,500,396            247,593          218,562

             0                  0                  0                0
             0                  0                  0                0
             0                  0                  0                0
             0                  0                  0                0

         9,591              9,497              2,067            1,509
         9,305             11,679                983            1,334
        13,854             17,370                751            1,016
       156,080            203,172             14,726           13,146

      (142,592)          (174,492)           (34,912)         (26,743)
       (79,244)          (106,519)           (13,312)         (18,920)
      (127,866)          (228,700)           (15,587)         (20,940)
    (1,780,150)        (1,524,985)          (234,568)        (144,475)
      (401,980)           281,343             89,896           90,676

      (528,251)           (52,857)           125,802           73,609
--------------     --------------    ---------------   --------------

     3,170,393          3,223,250            355,247          281,638
$    2,642,142     $    3,170,393    $       481,049   $      355,247

$       (1,912)    $       (1,991)   $            57   $           45

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 147

PIMCO Statements of Changes in Net Assets A, B, and C Classes (Cont.)


                                                                 Low
Amounts in thousands                                             Duration Fund                       Money Market Fund
                                                                 --------------------------------    -------------------------------

                                                                     Year Ended        Year Ended        Year Ended       Year Ended

Increase (Decrease) in Net Assets from:                          March 31, 2001    March 31, 2000    March 31, 2001   March 31, 2000

Operations:
Net investment income (loss)                                     $     288,496     $     265,005     $      23,342    $      24,929
Net realized gain (loss)                                                17,000           (47,944)                0                0
Net capital gain distributions received from underlying funds                0                 0                 0                0
Net change in unrealized appreciation (depreciation)                    80,909           (75,164)                0                0
Net increase (decrease) resulting from operations                      386,405           141,897            23,342           24,929
-------------------------------------------------------------    -------------     -------------     -------------    -------------


Distributions to Shareholders:
From net investment income
   Class A                                                             (15,354)          (13,205)           (3,696)          (5,341)
   Class B                                                              (4,183)           (3,668)           (1,180)            (735)
   Class C                                                              (6,344)           (6,311)           (5,051)          (4,148)
   Other Classes                                                      (254,225)         (237,815)          (13,413)         (14,699)
In excess of net investment income
   Class A                                                                (461)             (200)                0                0
   Class B                                                                (126)              (55)                0                0
   Class C                                                                (191)              (96)                0                0
   Other Classes                                                        (7,641)           (3,599)                0                0
From net realized capital gains
   Class A                                                                   0                 0                 0                0
   Class B                                                                   0                 0                 0                0
   Class C                                                                   0                 0                 0                0
   Other Classes                                                             0                 0                 0                0
In excess of net realized capital gains
   Class A                                                                   0                 0                 0                0
   Class B                                                                   0                 0                 0                0
   Class C                                                                   0                 0                 0                0
   Other Classes                                                             0                 0                 0                0

Total Distributions                                                   (288,525)         (264,949)          (23,340)         (24,923)

-------------------------------------------------------------    -------------     -------------     -------------    -------------

Fund Share Transactions:
Receipts for shares sold
   Class A                                                             219,648           415,786         1,564,604        5,545,908
   Class B                                                              38,949            53,258            81,175          110,792
   Class C                                                              48,731            55,588           666,874        1,134,937
   Other Classes                                                     2,552,105         2,950,320           162,115          427,835
Issued in reorganization
   Class A                                                                   0                 0                 0                0
   Class B                                                                   0                 0                 0                0
   Class C                                                                   0                 0                 0                0
   Other Classes                                                             0                 0                 0                0
Issued as reinvestment of distributions
   Class A                                                              11,160            10,938             2,229            2,941
   Class B                                                               2,484             2,556             1,015              615
   Class C                                                               4,310             4,903             4,389            3,367
   Other Classes                                                       229,997           207,600            13,305           14,434
Cost of shares redeemed
   Class A                                                            (197,995)         (376,451)       (1,609,628)      (5,552,316)
   Class B                                                             (27,760)          (45,716)          (69,411)        (100,869)
   Class C                                                             (46,954)          (58,675)         (662,190)      (1,124,988)
   Other Classes                                                    (2,319,594)       (2,977,974)         (347,072)        (459,029)
Net increase (decrease) resulting from Fund share
  transactions                                                         515,081           242,133          (192,595)           3,627

Total Increase (Decrease) in Net Assets                                612,961           119,081          (192,593)           3,633
-------------------------------------------------------------    -------------     -------------     -------------    -------------

Net Assets:
Beginning of period                                                  3,990,328         3,871,247           541,523          537,890
End of period *                                                  $   4,603,289     $   3,990,328     $     348,930    $     541,523

*Including net undistributed (overdistributed)
investment income of:                                            $         254     $      (8,390)    $          22    $          20


Amounts in thousands                                            Municipal Bond Fund
                                                                --------------------------------
                                                                    Year Ended        Year Ended
Increase (Decrease) in Net Assets from:                         March 31, 2001    March 31, 2000
Operations:
Net investment income (loss)                                     $       2,679     $       2,314
Net realized gain (loss)                                                 1,298              (919)
Net capital gain distributions received from underlying funds                0                 0
Net change in unrealized appreciation (depreciation)                     2,568            (2,965)
Net increase (decrease) resulting from operations                        6,545            (1,570)
-------------------------------------------------------------     -------------     -------------

Distributions to Shareholders:
From net investment income
   Class A                                                                (354)             (403)
   Class B                                                                (225)             (214)
   Class C                                                              (1,160)           (1,311)
   Other Classes                                                          (937)             (380)
In excess of net investment income
   Class A                                                                   0                 0
   Class B                                                                   0                 0
   Class C                                                                   0                 0
   Other Classes                                                             0                 0
From net realized capital gains
   Class A                                                                   0                 0
   Class B                                                                   0                 0
   Class C                                                                   0                 0
   Other Classes                                                             0                 0
In excess of net realized capital gains
   Class A                                                                   0                 0
   Class B                                                                   0                 0
   Class C                                                                   0                 0
   Other Classes                                                             0                 0

Total Distributions                                                     (2,676)           (2,308)
-------------------------------------------------------------     -------------     -------------

Fund Share Transactions:
Receipts for shares sold
   Class A                                                               6,223             7,221
   Class B                                                               5,629             3,559
   Class C                                                               4,912             3,130
   Other Classes                                                        30,520             9,608
Issued in reorganization
   Class A                                                                   0                 0
   Class B                                                                   0                 0
   Class C                                                                   0                 0
   Other Classes                                                             0                 0
Issued as reinvestment of distributions
   Class A                                                                 102               211
   Class B                                                                  96               112
   Class C                                                                 775               945
   Other Classes                                                           911               370
Cost of shares redeemed
   Class A                                                              (4,055)           (5,201)
   Class B                                                              (2,900)           (4,031)
   Class C                                                              (5,444)          (10,912)
   Other Classes                                                       (13,085)           (7,109)
Net increase (decrease) resulting from Fund share
  transactions                                                          23,684            (2,097)

Total Increase (Decrease) in Net Assets                                 27,553            (5,975)
-------------------------------------------------------------     -------------     -------------

Net Assets:
Beginning of period                                                     52,583            58,558
End of period *                                                  $      80,136     $      52,583

*Including net undistributed (overdistributed)
  investment income of:                                          $          17     $           4


148 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


New York
Municipal Bond Fund                  Real Return Bond Fund                Short-Term Fund
--------------------------------     ---------------------------------    ----------------------------------
    Year Ended        Year Ended         Year Ended         Year Ended         Year Ended         Year Ended
March 31, 2001    March 31, 2000     March 31, 2001     March 31, 2000     March 31, 2001     March 31, 2000
$         146     $          70      $      40,196      $       7,689      $      43,519      $      37,374
          132                (4)             7,571                317                204             (1,776)
            0                 0                  0                  0                  0                  0
          122                (8)            30,225              3,722              6,182             (3,309)
          400                58             77,992             11,728             49,905             32,289
--------------------------------     ---------------------------------    ----------------------------------


           (1)                0             (2,945)              (649)            (4,951)            (4,576)
            0                 0             (1,600)              (442)              (353)              (228)
            0                 0             (2,448)              (493)            (1,107)              (909)
         (144)              (70)           (33,304)            (5,952)           (37,088)           (31,652)

            0                 0                  0                  0                  0                  0
            0                 0                  0                  0                  0                  0
            0                 0                  0                  0                  0                  0
            0                 0                  0                  0                  0                  0

            0                 0               (410)               (19)                 0                  0
            0                 0               (249)               (12)                 0                  0
            0                 0               (339)               (19)                 0                  0
          (28)                0             (4,211)              (243)                 0                  0

            0                 0                  0                  0               (126)                 0
            0                 0                  0                  0                (11)                 0
            0                 0                  0                  0                (31)                 0
            0                (6)                 0                  0               (893)                 0

         (173)              (76)           (45,506)            (7,829)           (44,560)           (37,365)
--------------------------------     ---------------------------------    ----------------------------------


          185                10             82,016             11,806             90,544            102,581
            0                 0             46,156              9,829              5,009              8,403
            0                 0             68,127             17,048             17,069             22,931
          400             3,010            521,572            214,305            571,111          1,224,707

            0                 0                  0                  0                  0                  0
            0                 0                  0                  0                  0                  0
            0                 0                  0                  0                  0                  0
            0                 0                  0                  0                  0                  0

            1                 0              2,408                506              3,540              3,855
            0                 0              1,119                307                234                180
            0                 0              1,523                284                468                737
          172                76             34,164              4,724             29,138             22,331

          (11)                0             (8,866)            (1,110)           (86,081)          (110,878)
            0                 0             (5,441)            (2,416)            (5,037)            (5,669)
            0                 0             (7,743)            (2,761)           (12,670)           (20,188)
            0                 0           (138,260)           (14,771)          (676,498)        (1,136,901)
          747             3,096            596,775            237,751            (63,173)           112,089

          974             3,078            629,261            241,650            (57,828)           107,013
--------------------------------     ---------------------------------    ----------------------------------

        3,078                 0            269,861             28,211            709,001            601,988
$       4,052     $       3,078      $     899,122      $     269,861      $     651,173      $     709,001

$          66     $           0      $       3,210      $       1,023      $      (1,518)     $         356


StocksPLUS Fund                      Strategic Balanced Fund
--------------------------------     ---------------------------------
    Year Ended        Year Ended         Year Ended         Year Ended
March 31, 2001    March 31, 2000     March 31, 2001     March 31, 2000
$     (1,627)     $      98,837      $       5,108      $       8,094
    (179,612)            38,756              1,743               (274)
           0                  0              1,770                  0
    (108,609)            87,250            (15,730)             4,531
    (289,848)           224,843             (7,109)            12,351
--------------------------------     ---------------------------------


      (2,688)           (12,776)              (205)              (241)
      (4,878)           (24,377)              (466)              (542)
      (4,310)           (22,197)              (580)              (553)
     (12,257)           (48,619)            (2,983)            (7,091)

           0                  0                  0                  0
           0                  0                  0                  0
           0                  0                  0                  0
           0                  0                  0                  0

           0            (10,979)                 0                (52)
           0            (23,440)                 0               (145)
           0            (20,814)                 0               (147)
           0            (40,302)                 0             (1,436)

     (10,401)            (5,698)              (220)              (105)
     (21,799)           (12,164)              (564)              (293)
     (18,410)           (10,800)              (739)              (296)
     (38,105)           (20,915)            (2,927)            (2,885)

    (112,848)          (253,081)            (8,684)           (13,787)
--------------------------------     ---------------------------------


      114,951           225,386              1,366              2,703
       44,932           145,530              1,205              4,146
       42,342           139,471              6,349              5,532
      213,063           284,609              4,620              9,120

            0                 0                  0              8,167
            0                 0                  0             11,192
            0                 0                  0             11,513
            0                 0                  0             35,908

        9,885            27,851                362                336
       19,868            54,645                784                821
       19,135            50,658              1,030                893
       49,296           107,331              5,829              7,151

    (132,114)          (240,512)            (1,761)            (5,306)
     (99,474)           (99,404)            (3,157)            (3,077)
     (82,398)          (114,424)            (3,895)            (3,424)
    (280,102)          (255,850)           (77,433)           (27,359)
     (80,616)           325,291            (64,701)            58,316

    (483,312)           297,053            (80,494)            56,880
--------------------------------     ---------------------------------

    1,498,795         1,201,742            154,998             98,118
$   1,015,483     $   1,498,795      $      74,504      $     154,998

$    (26,538)     $      38,389      $         465      $       1,795


                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 149

PIMCO Statements of Changes in Net Assets A, B, and C Classes (Cont.)


Amounts in thousands                                              Total Return Fund                 Total Return Mortgage Fund
                                                                  -------------------------------   -------------------------------
                                                                      Year Ended       Year Ended       Year Ended       Year Ended
Increase (Decrease) in Net Assets from:                           March 31, 2001   March 31, 2000   March 31, 2001   March 31, 2000
Operations:
Net investment income                                             $   2,324,651    $   1,778,306    $       1,027    $         238
Net realized gain (loss)                                              1,226,362         (847,388)             751               (6)
Net capital gain distributions received from underlying funds                 0                0                0                0
Net change in unrealized appreciation (depreciation)                    795,370         (242,138)             649              (78)
Net increase resulting from operations                                4,346,383          688,780            2,427              154
---------------------------------------------------------------   -------------------------------   --------------------------------


Distributions to Shareholders:
From net investment income
   Class A                                                             (138,209)         (89,782)             (13)               0
   Class B                                                              (38,566)         (30,635)              (8)               0
   Class C                                                              (42,588)         (36,340)             (28)               0
   Other Classes                                                     (2,047,388)      (1,544,481)            (978)            (238)
In excess of net investment income
   Class A                                                               (3,780)          (3,855)               0                0
   Class B                                                               (1,055)          (1,315)               0                0
   Class C                                                               (1,165)          (1,560)               0                0
   Other Classes                                                        (56,002)         (66,316)               0                0
From net realized capital gains
   Class A                                                                    0                0               (6)               0
   Class B                                                                    0                0               (4)               0
   Class C                                                                    0                0              (18)               0
   Other Classes                                                              0                0             (335)               0
In excess of net realized capital gains
   Class A                                                                    0                0                0                0
   Class B                                                                    0                0                0                0
   Class C                                                                    0                0                0                0
   Other Classes                                                              0                0                0               (3)

Total Distributions                                                  (2,328,753)      (1,774,284)          (1,390)            (241)
---------------------------------------------------------------   -------------------------------   --------------------------------


Fund Share Transactions:
Receipts for shares sold
   Class A                                                            1,764,570        1,506,055            1,132                0
   Class B                                                              382,832          282,282              865                0
   Class C                                                              493,040          312,021            2,205                0
   Other Classes                                                     13,706,067       11,402,013           20,314              227
Issued in reorganization
   Class A                                                                    0                0                0                0
   Class B                                                                    0                0                0                0
   Class C                                                                    0                0                0                0
   Other Classes                                                              0                0                0                0
Issued as reinvestment of distributions
   Class A                                                               66,764           75,662               14                0
   Class B                                                               21,289           21,883               11                0
   Class C                                                               25,930           27,579               41                0
   Other Classes                                                      1,737,051        1,288,826            1,308              240
Cost of shares redeemed
   Class A                                                             (848,932)        (716,288)            (384)                0
   Class B                                                             (123,611)        (175,145)             (68)                0
   Class C                                                             (180,906)        (304,175)            (363)                0
   Other Classes                                                     (8,092,604)      (7,223,440)          (5,181)             (554)
Net increase (decrease) resulting from Fund share transactions        8,951,490        6,497,273           19,894              (87)

Total Increase (Decrease) in Net Assets                              10,969,120        5,411,769           20,931             (174)
---------------------------------------------------------------   -------------------------------   --------------------------------


Net Assets:
Beginning of period                                                  31,536,273       26,124,504            4,137            4,311
End of period *                                                   $  42,505,393    $  31,536,273    $      25,068    $       4,137

*Including net undistributed (overdistributed) investment
income of:                                                        $     154,725    $     (57,894)   $         382    $           4


150 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

PIMCO Statements of Cash Flows A, B, and C Classes


                                                                               Long-Term
Amounts in thousands                                          Short-Term       U.S. Gov't       Real Return     Foreign
                                                              Fund             Fund             Bond Fund       Bond Fund
                                                              --------------   --------------   -------------   --------------------

Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Fund shares                                          $    679,178     $    368,274     $   708,752     $   268,133
Redemptions of Fund shares                                        (803,817)        (297,340)       (158,587)       (197,372)
Cash distributions paid                                            (13,952)          (4,962)         (5,636)         (5,980)
Increase (decrease) from financing transactions                    437,482           (5,569)        588,733         167,403
Net increase from financing activities                             298,891           60,403       1,133,262         232,184
-----------------------------------------------------------   --------------   --------------   -------------   --------------------

Operating Activities
Purchases of long-term securities and foreign currency          (1,652,199)      (6,942,341)     (3,285,517)     (4,245,078)
Proceeds from sales of long-term securities and foreign          1,081,041        6,849,537       2,336,368       4,059,928
currency
Purchases of short-term securities (net)                           227,689            4,651        (178,550)        (60,295)
Net investment income                                               43,519           23,590          40,196          33,316
Change in other receivables/payables (net)                           1,434            4,250         (44,116)          7,619
Net (decrease) from operating activities                          (298,516)         (60,313)     (1,131,619)       (204,510)
-----------------------------------------------------------   --------------   --------------   -------------   --------------------

Net Increase in Cash and Foreign Currency                              375               90           1,643          27,674
-----------------------------------------------------------   --------------   --------------   -------------   --------------------

Cash and Foreign Currency
Beginning of period                                                    628                1             334           9,658
End of period                                                 $      1,003     $         91     $     1,977     $    37,332



Amounts in thousands                                          Global        Global
                                                              Bond Fund     Bond Fund II
                                                              -----------   ------------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Fund shares                                          $   153,653   $    10,735
Redemptions of Fund shares                                       (105,810)      (39,292)
Cash distributions paid                                            (4,944)         (797)
Increase (decrease) from financing transactions                   124,664        38,686
Net increase from financing activities                            167,563         9,332
-----------------------------------------------------------   -----------   ------------

Operating Activities
Purchases of long-term securities and foreign currency         (2,152,421)     (570,151)
Proceeds from sales of long-term securities and foreign         2,006,517       557,747
currency
Purchases of short-term securities (net)                           (4,746)        2,203
Net investment income                                              16,487         4,454
Change in other receivables/payables (net)                        (21,513)         (742)
Net (decrease) from operating activities                         (155,676)       (6,489)
-----------------------------------------------------------   -----------   ------------

Net Increase in Cash and Foreign Currency                          11,887         2,843
-----------------------------------------------------------   -----------   ------------

Cash and Foreign Currency
Beginning of period                                                 6,695         2,576
End of period                                                 $    18,582   $     5,419

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 151

PIMCO Notes to Financial Statements A, B, and C Classes

March 31, 2001

1. Organization
PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 39 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A, B and C Classes (the "Retail Classes") of the Trust. Certain detailed financial information for the Institutional, Administrative and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible, StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Convertible Bond, StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible Bond, StocksPLUS and

152 PIMCO Funds Annual Report | 3.31.01

Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed


                                        3.31.01 | PIMCO Funds Annual Report 153

March 31, 2001

delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions
Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund; 0.20% for the Municipal Bond Fund; 0.40% for the Convertible and StocksPLUS Funds; 0.45% for the Emerging Markets Bond Fund; 0.50% for European Convertible and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Retail Classes is charged at the annual rate of 0.35% for the Money Market, Municipal Bond, Short-Term, California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds, 0.45% for the Foreign Bond and Global Bond II Funds, 0.55% for the Emerging Markets Bond Fund and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Classes is charged at an annual rate of 0.18% for the Low Duration and Total Return Funds, 0.20% for the Moderate Duration, Money Market and Short-Term Funds; 0.24% for the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond, 0.30% for the Global Bond II, 0.40% for the Emerging Markets Bond and 0.25% for all other funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for Low Duration, Short-Term and Total Return Funds; 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Bond Funds, 0.45% for the Foreign Bond Fund, 0.55% for Emerging Markets Bond Fund, and 0.40% for all other Funds.

Strategic Balanced Fund Fees. Effective September 29, 2000, the Strategic Balanced Fund changed investment objectives to a "fund of funds" and as such does not pay any fees to PIMCO under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.
     The Fund pays administrative fees to PIMCO at an annual rate of 0.05% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

154 PIMCO Funds Annual Report | 3.31.01

     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal year.
     Pursuant to the Distribution and Servicing Plans adopted by the Retail and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                           Allowable Rate
                                         ------------------
                                             Distribution       Servicing
                                                  Fee (%)          Fee(%)
-------------------------------------------------------------------------
Class A
Money Market Fund                                      --            0.10
All other Funds                                        --            0.25

Class B
All Funds                                            0.75            0.25

Class C
Municipal Bond, Real Return Bond
StocksPLUS Funds and Low Duration Funds              0.50            0.25
Money Market Fund                                      --            0.10
Short-Term Fund                                      0.30            0.25
All other Funds                                      0.75            0.25

Class D
All Funds                                              --            0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Retail Classes shares. For the period ended March 31, 2001, the funds were informed that PFD received $14,039,941 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expense and
(viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Convertible, European Convertible Bond, California Intermediate Municipal Bond, California Municipal, New York Municipal Bond and Short-Duration Municipal Funds administrative fees to the extent that the payment of each Fund's pro rata share of Trustee fees and organizational expenses cause the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49% basis points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):


                          Inst'l Class   Admn Class   Class A  Class B  Class C    Class D
------------------------------------------------------------------------------------------
Convertible Fund                 0.65%        0.90%     1.05%    1.80%    1.80%      1.05%
California Intermediate
   Municipal Bond Fund           0.49%        0.75%     0.85%      --       --       0.85%
California Municipal
   Bond Fund                     0.49%        0.74%     0.85%      --       --       0.85%
New York Municipal
   Bond Fund                     0.49%        0.74%     0.89%      --       --       0.87%
Short Duration Municipal
   Income Fund                   0.39%        0.64%       --       --       --       0.80%


PIMCO may be reimbursed for these waived amounts in future periods.

     Each unaffiliated Trustee receives an annual retainer of $45,000**, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

** Effective January 1, 2001, the annual retainer for the unaffiliated Trustee is equal to $60,000.


                               3.31.01 | PIMCO Funds Annual Report 155

March 31, 2001


4. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):


                                                                                                           California
                                                                California Intermediate                     Municipal
                                                                  Municipal Bond Fund                       Bond Fund
                                                    -----------------------------------------------   ------------------------
                                                         Year Ended         Period from 08/31/1999     Period from  05/16/2000
                                                         03/31/2001              to 03/31/2000              to 03/31/2001
                                                    Shares        Amount      Shares       Amount        Shares        Amount

Receipts for shares sold
   Class A                                             4,144   $  41,939         189     $   1,879           79     $     809
   Class B                                                 0           0           0             0            0             0
   Class C                                                 0           0           0             0            0             0
   Other Classes                                      11,297     114,297         887         8,860        2,107        21,146
Shares issued in reorganization
   Class A                                                 0           0           0             0            0             0
   Class B                                                 0           0           0             0            0             0
   Class C                                                 0           0           0             0            0             0
   Other Classes                                           0           0           0             0            0             0
Issued as reinvestment of distributions
   Class A                                               108       1,122           1            12            0             3
   Class B                                                 0           0           0             0            0             0
   Class C                                                 0           0           0             0            0             0
   Other Classes                                         300       3,117           9            91           79           808
Cost of shares redeemed
   Class A                                            (1,690)    (17,618)        (12)         (119)         (11)         (110)
   Class B                                                 0           0           0             0            0             0
   Class C                                                 0           0           0             0            0             0
   Other Classes                                      (3,998)    (40,805)        (56)         (556)      (1,031)      (10,590)

Net increase (decrease) resulting from
   Fund share transactions                            10,161   $ 102,052       1,018     $  10,167        1,223     $  12,066
-------------------------------------------------   -----------------------------------------------   ------------------------

                                                                      Convertible Fund
                                                    -------------------------------------------------
                                                          Year Ended                 Year Ended
                                                          03/31/2001                 03/31/2000
                                                      Shares     Amount          Shares        Amount
Receipts for shares sold
   Class A                                               362    $     5,137         353   $     4,800
   Class B                                               408          5,738         188         2,593
   Class C                                               826         11,544         517         6,988
   Other Classes                                       6,630         90,634      13,296       176,122
Shares issued in reorganization
   Class A                                                 0              0           0             0
   Class B                                                 0              0           0             0
   Class C                                                 0              0           0             0
   Other Classes                                           0              0           0             0
Issued as reinvestment of distributions
   Class A                                                27            360           4            58
   Class B                                                13            170           1            13
   Class C                                                41            543           3            49
   Other Classes                                         563          7,574         137         1,984
Cost of shares redeemed
   Class A                                              (156)        (2,198)        (27)         (363)
   Class B                                               (83)        (1,077)        (24)         (337)
   Class C                                              (211)        (2,818)        (10)         (141)
   Other Classes                                     (12,009)      (155,586)     (2,763)      (41,632)

Net increase (decrease) resulting from
   Fund share transactions                            (3,589)   $   (39,979)     11,675   $   150,134
-------------------------------------------------   --------------------------------------------------


                                                             Long-Term U.S. Gov't Fund
                                                   ---------------------------------------------------
                                                       Year Ended                  Year Ended
                                                       03/31/2001                  03/31/2000
                                                   Shares        Amount       Shares       Amount
Receipts for shares sold
   Class A                                          6,302   $    65,435        4,070    $  39,235
   Class B                                          2,830        29,267        1,632       16,036
   Class C                                          2,653        27,453        1,110       10,916
   Other Classes                                   24,046       247,593       22,328      218,562
Shares issued in reorganization
   Class A                                              0             0            0            0
   Class B                                              0             0            0            0
   Class C                                              0             0            0            0
   Other Classes                                        0             0            0            0
Issued as reinvestment of distributions
   Class A                                            202         2,067          155        1,509
   Class B                                             96           983          137        1,334
   Class C                                             74           751          104        1,016
   Other Classes                                    1,443        14,726        1,356       13,146
Cost of shares redeemed
   Class A                                         (3,410)      (34,912)      (2,749)     (26,743)
   Class B                                         (1,324)      (13,312)      (1,947)     (18,920)
   Class C                                         (1,517)      (15,587)      (2,146)     (20,940)
   Other Classes                                  (22,514)     (234,568)     (15,089)     (144,47)

Net increase (decrease) resulting from
   Fund share transactions                          8,881   $    89,896        8,961    $  90,676
----------------------------------------------    ----------------------------------------------------

                                                                  Low Duration Fund
                                                  ----------------------------------------------------
                                                        Year Ended                 Year Ended
                                                        03/31/2001                 03/31/2000
                                                   Shares        Amount       Shares        Amount
Receipts for shares sold
   Class A                                         22,253   $   219,648       41,997  $    415,786
   Class B                                          3,943        38,949        5,371        53,258
   Class C                                          4,934        48,731        5,600        55,588
   Other Classes                                  258,655     2,552,105      297,686     2,950,320
Shares issued in reorganization
   Class A                                              0             0            0             0
   Class B                                              0             0            0             0
   Class C                                              0             0            0             0
   Other Classes                                        0             0            0             0
Issued as reinvestment of distributions
   Class A                                          1,130        11,160        1,104        10,938
   Class B                                            251         2,484          258         2,556
   Class C                                            436         4,310          495         4,903
   Other Classes                                   23,288       229,997       20,984       207,600
Cost of shares redeemed
   Class A                                        (20,071)     (197,995)     (38,065)     (376,451)
   Class B                                         (2,818)      (27,760)      (4,621)      (45,716)
   Class C                                         (4,762)      (46,954)      (5,936)      (58,675)
   Other Classes                                 (235,187)   (2,319,594)    (301,000)   (2,977,974)

Net increase (decrease) resulting from
   Fund share transactions                         52,052   $   515,081       23,873  $    242,133
----------------------------------------------    ----------------------------------------------------


156 PIMCO Funds Annual Report | 3.31.01

         Emerging Markets Bond Fund                                  Foreign Bond Fund
  ---------------------------------------------      --------------------------------------------------
      Year Ended              Year Ended                   Year Ended                Year Ended
       03/31/2001              03/31/2000                  03/31/2001                 03/31/2000
  Shares       Amount     Shares        Amount       Shares          Amount       Shares        Amount
     182    $   1,552         23     $     185        4,650      $    47,003       4,628    $   47,005
     134        1,124         92           716          650            6,565       1,041        10,650
      97          819          9            68          906            9,154       1,012        10,346
   4,293       35,612      5,546        42,500       20,323          205,439      18,803       191,536

       0            0          0             0            0                0           0             0
       0            0          0             0            0                0           0             0
       0            0          0             0            0                0           0             0
       0            0          0             0            0                0           0             0

       5           41          2            20          424            4,276         260         2,623
      10           84          5            39          130            1,313         119         1,204
       3           28          2            14          170            1,717         161         1,630
     751        6,256        225         1,803        3,258           32,854       2,951        29,929

     (88)        (765)       (11)          (95)      (2,291)         (23,163)     (2,202)      (22,268)
     (87)        (740)       (14)         (118)        (428)          (4,326)       (727)       (7,337)
     (35)        (295)       (12)          (98)        (666)          (6,727)       (944)       (9,583)
  (1,652)     (13,651)    (3,241)      (25,001)     (16,157)        (163,157)    (29,099)     (295,818)


   3,613    $  30,065      2,626     $  20,033       10,969      $   110,948      (3,997)   $  (40,083)
  ---------------------------------------------      --------------------------------------------------


             Global Bond Fund II                                      High Yield Fund
  ---------------------------------------------      --------------------------------------------------
      Year Ended              Year Ended                   Year Ended                 Year Ended
      03/31/2001              03/31/2000                   03/31/2001                 03/31/2000
  Shares       Amount     Shares        Amount       Shares           Amount      Shares        Amount
     133    $   1,250        167     $   1,600       21,540      $   215,973      19,896   $   214,375
     133        1,259        133         1,267       10,467          104,829      13,027       141,755
     140        1,310        160         1,527       15,771          157,741      20,097       217,795
     737        6,935      6,377        59,618      105,814        1,060,491      38,322     1,500,396

       0            0          0             0            0                0           0             0
       0            0          0             0            0                0           0             0
       0            0          0             0            0                0           0             0
       0            0          0             0            0                0           0             0

      16          153         13           124          960            9,591         883         9,497
      25          236         19           177          931            9,305       1,084        11,679
      30          282         26           244        1,386           13,854       1,613        17,370
     567        5,308        268         2,526       15,618          156,080      18,896       203,172

    (105)        (990)      (214)       (2,026)     (14,202)        (142,592)    (16,324)     (174,492)
    (100)        (945)      (160)       (1,506)      (7,912)         (79,244)     (9,920)     (106,519)
    (186)      (1,750)      (221)       (2,083)     (12,774)        (127,866)    (21,279)     (228,700)
  (3,782)     (35,563)      (558)       (5,204)    (180,099)      (1,780,150)   (143,149)   (1,524,985)


  (2,392)     (22,515)     6,010     $  56,264      (42,500)     $  (401,980)     23,146   $   281,343
  ---------------------------------------------      --------------------------------------------------

                 Money Market Fund                                       Municipal Bond Fund
  ------------------------------------------------------    --------------------------------------------
         Year Ended                 Year Ended                   Year Ended             Year Ended
         03/31/2001                 03/31/2000                   03/31/2001             03/31/2000
    Shares        Amount       Shares          Amount       Shares        Amount    Shares       Amount
$ 1,564,604   $ 1,564,604    5,545,908     $  5,545,968        636    $    6,223       750    $   7,221
     81,174        81,175      110,792          110,792        579         5,629       374        3,559
    666,874       666,874    1,134,937        1,134,937        503         4,912       322        3,130
    162,116       162,115     5427,835          427,835      3,184        30,520     1,009        9,608

          0             0            0                0          0             0         0            0
          0             0            0                0          0             0         0            0
          0             0            0                0          0             0         0            0
          0             0            0                0          0             0         0            0

      2,229         2,941        2,941               11        102            22       211            0
      1,015           615          615               10         96            12       112            0
      4,389         3,367        3,367               80        775            98       945            0
     13,305        13,305       14,433           14,434         94           911        39          370

 (1,609,628)   (1,609,628)  (5,552,316)      (5,552,316)      (426)       (4,055)     (551)      (5,201)
    (69,411)      (69,411)    (100,869)        (100,869)      (300)       (2,900)     (425)      (4,031)
   (662,190)     (662,190)  (1,124,988)      (1,124,988)      (563)       (5,444)   (1,139)     (10,912)
   (347,072)     (347,072)    (459,029)        (459,029)    (1,362)      (13,085)     (746)      (7,109)


  $(192,595)    $(192,595)       3,626         $  3,627      2,446    $   23,684      (235)  $   (2,097)
  ------------------------------------------------------    --------------------------------------------

                    New York
               Municipal Bond Fund                              Real Return Bond Fund
  ------------------------------------------------   ----------------------------------------------
      Year Ended            Period from 08/31/1999        Year Ended              Year Ended
      03/31/2001                 03/31/2000               03/31/2001              03/31/2000
    Shares       Amount       Shares     Amount      Shares       Amount       Shares       Amount
       17    $     185            1   $      10       8,084    $  82,016        1,210    $  11,806
        0            0            0           0       4,550       46,156        1,003        9,829
        0            0            0           0       6,698       68,127        1,745       17,048
       38          400          301       3,010      51,913      521,572       21,969      214,305

        0            0            0           0           0            0            0            0
        0            0            0           0           0            0            0            0
        0            0            0           0           0            0            0            0
        0            0            0           0           0            0            0            0

        0            1            0           0         238        2,408           52          506
        0            0            0           0         111        1,119           31          307
        0            0            0           0         151        1,523           29          284
       17          172            8          76       3,395       34,164          484        4,724

       (1)         (11)           0           0        (885)      (8,866)        (114)      (1,110)
        0            0            0           0        (541)      (5,441)        (248)      (2,416)
        0            0            0           0        (771)      (7,743)        (282)      (2,761)
        0            0            0           0     (13,721)    (138,260)      (1,517)     (14,771)


       71    $     747          310   $   3,096      59,222    $ 596,775       24,362    $ 237,751
  ----------------------------------------------     --------------------------------------------

                                         3.31.01 | PIMCO Funds Annual Report 157

March 31, 2001

Shares of Beneficial Interest (cont.)
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                        Short-Term Fund                               StocksPLUS Fund
                                          ---------------------------------------------   ------------------------------------------
                                               Year Ended              Year Ended            Year Ended             Year Ended
                                              03/31/2001               03/31/2000            03/31/2001             03/31/2000
                                          Shares      Amount       Shares        Amount   Shares      Amount     Shares      Amount
Receipts for shares sold
   Class A                                 9,080   $  90,544       10,292    $  102,581    8,726   $ 114,951     15,869   $ 225,386
   Class B                                   503       5,009          844         8,403    3,507      44,932     10,113     145,530
   Class C                                 1,711      17,069        2,301        22,931    3,337      42,342      9,655     139,471
   Other Classes                          57,226     571,111      122,851     1,224,707   16,726     213,063     19,592     284,609
Shares issued in reorganization
   Class A                                     0           0            0             0        0           0          0           0
   Class B                                     0           0            0             0        0           0          0           0
   Class C                                     0           0            0             0        0           0          0           0
   Other Classes                               0           0            0             0        0           0          0           0
Issued as reinvestment of
distributions
   Class A                                   355       3,540          387         3,855      808       9,885      1,987      27,851
   Class B                                    23         234           18           180    1,643      19,868      3,929      54,645
   Class C                                    47         468           74           737    1,577      19,135      3,630      50,658
   Other Classes                           2,919      29,138        2,242        22,331    3,985      49,296      7,615     107,331
Cost of shares redeemed
   Class A                                (8,632)    (86,081)     (11,127)     (110,878) (10,253)   (132,114)   (16,833)   (240,512)
   Class B                                  (505)     (5,037)        (569)       (5,669)  (7,828)    (99,474)    (7,092)    (99,404)
   Class C                                (1,271)    (12,670)      (2,026)      (20,188)  (6,464)    (82,398)    (8,227)   (114,424)
   Other Classes                         (67,797)   (676,498)    (114,031)   (1,136,901) (21,844)   (280,102)   (17,802)   (255,850)

Net increase (decrease) resulting from
   Fund share transactions                (6,341)  $ (63,173)      11,256    $  112,089   (6,080)  $ (80,616)    22,436   $ 325,291
---------------------------------------   ---------------------------------------------   -----------------------------------------
                                                            Strategic Balanced Fund
                                                ------------------------------------------------
                                                      Year Ended                 Year Ended
                                                      03/31/2001                  03/31/2000
                                                Shares       Amount         Shares       Amount
Receipts for shares sold
   Class A                                         113    $   1,366            118    $   2,703
   Class B                                         103        1,205            231        4,146
   Class C                                         548        6,349            346        5,532
   Other Classes                                   388        4,620            964        9,120
Shares issued in reorganization
   Class A                                           0            0            629        8,167
   Class B                                           0            0            862       11,192
   Class C                                           0            0            888       11,513
   Other Classes                                     0            0          2,758       35,908
Issued as reinvestment of
distributions
   Class A                                          31          362             26          336
   Class B                                          68          784             64          821
   Class C                                          94        1,030             70          893
   Other Classes                                   502        5,829            556        7,151
Cost of shares redeemed
   Class A                                        (144)      (1,761)          (422)      (5,306)
   Class B                                        (267)      (3,157)          (245)      (3,077)
   Class C                                        (325)      (3,895)          (271)      (3,424)
   Other Classes                                (6,100)     (77,433)        (2,135)     (27,359)

Net increase (decrease) resulting from
   Fund share transactions                      (4,989)   $ (64,701)         4,439    $  58,316
--------------------------------------------    ------------------------------------------------
                                                              Total Return Fund                      Total Return Mortgage Fund
                                             -------------------------------------------------    ----------------------------------

                                                     Year Ended                Year Ended           Year Ended        Year Ended
                                                     03/31/2001                03/31/2000           03/31/2001         03/31/2000
                                                Shares        Amount      Shares        Amount    Shares     Amount  Shares  Amount
Receipts for shares sold
   Class A                                     172,063    $ 1,764,570    149,542   $ 1,506,055       110    $ 1,132     0    $    0
   Class B                                      37,206        382,832     27,995       282,282        84        865     0         0
   Class C                                      47,953        493,040     30,951       312,021       214      2,205     0         0
   Other Classes                             1,343,263     13,706,067   1,136,65    11,402,013     2,031     20,314    23       227
Shares issued in reorganization
   Class A                                           0              0          0             0         0          0     0         0
   Class B                                           0              0          0             0         0          0     0         0
   Class C                                           0              0          0             0         0          0     0         0
   Other Classes                                     0              0          0             0         0          0     0         0
Issued as reinvestment of distributions
   Class A                                       6,538         66,764      7,532        75,662         1         14     0         0
   Class B                                       2,087         21,289      2,180        21,883         1         11     0         0
   Class C                                       2,541         25,930      2,746        27,579         4         41     0         0
   Other Classes                               170,440      1,737,051    128,626     1,288,826       128      1,308    25       240
Cost of shares redeemed
   Class A                                     (83,133)      (848,932)   (71,628)     (716,288)      (37)      (384)    0         0
   Class B                                     (12,202)      (123,611)   (17,534)     (175,145)       (7)       (68)    0         0
   Class C                                     (17,882)      (180,906)   (30,415)     (304,175)      (35)      (363)    0         0
   Other Classes                              (794,516)    (8,092,604)  (721,663)   (7,223,440)     (505)    (5,181)  (55)     (554)

Net increase (decrease) resulting from
   Fund share transactions                     874,358    $ 8,951,490    644,982   $ 6,497,273     1,989    $19,894    (7)   $  (87)
------------------------------------------   -------------------------------------------------    ----------------------------------


158 PIMCO Funds Annual Report | 3.31.01

5. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2001 were as follows (amounts in thousands):


                           U.S. Government/Agency              All Other
                          -----------------------        -----------------------
                           Purchases         Sales       Purchases        Sales
--------------------------------------------------------------------------------
California Intermediate
   Municipal Bond Fund    $      108   $         0      $   49,465  $    38,049
California Municipal
   Bond Fund                     218             0         327,131      238,379
Convertible Fund                   0             0         306,691      337,797
Emerging Markets
   Bond Fund                       0             0         430,286      410,116
Foreign Bond Fund          2,889,041     2,885,954       1,374,920    1,157,516
Global Bond Fund II          351,826       368,896         208,602      174,075
High Yield Fund                    0             0       1,404,633    1,942,746
Long-Term U.S.
   Government Fund         6,836,016     6,798,278          91,885       24,440
Low Duration Fund         20,847,584    18,096,892       2,684,950    1,693,694
Municipal Bond Fund              108             0         218,600      193,470
New York Municipal
   Bond Fund                       0             0          32,246       31,733
Real Return Bond Fund      2,672,335     2,007,218         592,915       86,773
Short-Term Fund            1,098,486       721,233         534,843      255,803
StocksPLUS Fund            3,196,677     2,697,059         707,315      830,795
Strategic Balanced Fund      457,515       496,733         130,468      151,976
Total Return Fund        222,602,527   197,986,156      24,585,355   29,666,864
Total Return
   Mortgage Fund             191,474       166,061           8,458        1,769

6. Acquisition by Allianz AG

On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interest in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed-income efforts of Allianz AG. Key employees at each PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. The Allianz Group manages assets of approximately 713.3 billion as of December
31, 2000, including more than 300 mutual funds for retail and institutional clients around the world.

7. In-Kind Transactions
For the period ended March 31, 2001, the following funds realized gains or losses from in-kind redemptions of approximately (amounts in thousands):

                               Realized Gains       Realized Losses
--------------------------------------------------------------------
High Yield Fund                $            0       $      (70,521)
Strategic Balanced Fund                    59                    0

8. Reorganization
The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):


                                                                   Value of                               Total Net
                                                     Shares          Shares    Total Net   Total Net      Assets of        Acquired
                                                     Issued by    Issued by    Assets of   Assets of      Acquiring          Fund's
                                                     Acquiring    Acquiring     Acquired   Acquiring     Fund After      Unrealized
Acquiring Fund           Acquired Fund        Date        Fund         Fund         Fund        Fund    Acquisition    Depreciation
------------------------------------------------------------------------------------------------------------------------------------
PIMCO                    PIMCO
Strategic Balanced Fund  Balanced Fund  09/17/1999       5,137    $  66,780    $  66,780    $105,993     $  172,774     $     (45)

3.31.01 | PIMCO Funds Annual Report 159

March 31, 2001

9. Transactions in Written Call and Put Options.

Transactions in written call and put options were as follows (amounts in thousands):

                                                                Long-Term                                   Strategic
                                      Foreign    Global Bond   U.S. Gov't    Low Duration     StocksPLUS     Balanced  Total Return
                                    Bond Fund        Fund II         Fund            Fund           Fund         Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Premium
------------------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2000               $     473    $       40    $      579    $     3,873      $    1,231    $     692   $    31,722
Sales                                   1,986           258         4,925          3,939           9,853          643        53,504
Closing Buys                             (424)          (66)       (4,137)          (361)          3,255         (275)      (29,554)
Expirations                            (1,329)         (175)        (736)         (3,597)        (13,583)      (1,060)      (18,184)
Exercised                                 (10)           (1)           0          (2,032)              0            0          (215)
------------------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2001               $     696    $       56    $     631     $     1,822      $      756     $      0   $    37,273
------------------------------------------------------------------------------------------------------------------------------------


10. Federal Income Tax Matters

As of March 31, 2001, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

Additionally, the California Intermediate Municipal Bond, Convertible, Foreign Bond, Global Bond II, High Yield, Low Duration, Real Return, Short-Term, StocksPLUS and Total Return Funds realized capital losses and/or foreign currency losses during the period November 1, 2000 through March 31, 2001 which the Funds elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $75,517, $5,480,569, $7,607,826, $1,281,094,
$57,057,816, $11,492,366, $243,361, $721,218, $214,462,097, $17,936,702,
respectively.

Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.


                                             Capital Loss Carryforwards
                                  --------------------------------------------
                                       Realized          Acquired
                                         Losses            Losses   Expiration
------------------------------------------------------------------------------
High Yield Fund                   $ 150,615,064   $             0    3/31/2009
High Yield Fund                      39,492,722                 0    3/31/2008
High Yield Fund                               0        48,559,227    3/31/2003
Long-Term U.S. Government Fund        4,671,320                 0    3/31/2008
Low Duration Fund                    36,222,381                 0    3/31/2008
Short-Term Fund                         326,974                 0    3/31/2009
Short-Term Fund                         412,413                 0    3/31/2008
Short-Term Fund                         109,956                 0    3/31/2007
StocksPLUS Fund                      86,222,244                 0    3/31/2009
Strategic Balanced Fund               1,711,676                 0    3/31/2009
Convertible Fund                      3,488,828                 0    3/31/2009

160 PIMCO Funds Annual Report | 3.31.01

PIMCO Report of Independent Accountants A, B, and C Classes

To the Trustees and Class A, Class B and Class C Shareholders of the PIMCO
Funds:

Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Convertible Fund, Emerging Markets Bond Fund, Foreign Bond Fund, Global Bond Fund II, High Yield Fund, Long-Term U.S. Government Fund, Low Duration Fund, Money Market Fund, Municipal Bond Fund, New York Municipal Bond Fund, Real Return Bond Fund, Short-Term Fund, StocksPLUS Fund, Strategic Balanced Fund, Total Return Fund, and Total Return Mortgage Fund (hereafter referred to as the "Funds") at March 31, 2001, the results of each of their operations, the changes in each of their net assets and cash flows for the Long-Term U.S. Government Fund, Foreign Bond Fund, Global Bond Fund II, Short-Term Fund and Real Return Bond Fund and the financial highlights for the Class A, Class B and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2001

                                         3.31.01 | PIMCO Funds Annual Report 161

Federal Income Tax Information                                    (unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2001) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's fiscal 2001 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Convertible Fund                 17.46%
European Convertible Fund         0.96%
Foreign Bond Fund                 0.41%
Global Bond Fund II               0.40%
High Yield Fund                   2.99%
Low Duration Fund                 2.55%
StocksPLUS Fund                  15.77%
Strategic Balanced Fund           7.48%
Total Return Fund                 1.22%

For the benefit of shareholders of the California Municipal Bond, California Intermediate Municipal Bond, Municipal Bond, Short Duration Municipal Income, and New York Municipal Bond Funds, this is to inform you that 100.00%, 100.00%, 100.00%, 97.83%, and 100.00%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2002, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2001.

162 PIMCO Funds Annual Report | 3.31.01

 PIMCO Funds: Pacific Investment Management Series


Manager                  Pacific Investment Management Company, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

Distributor              PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian                State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder              PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688
Servicing Agent and
Transfer Agent

Independent              PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
Accountant


Legal Counsel            Dechert, 1775 Eye Street, Washington, DC 20006

For Account              For PIMCO Funds account information contact your financial advisor, or if you receive account statements
Information              directly from PIMCO Funds, you can also call 1-800-426-0107. Telephone representatives are available
                         Monday-Friday 8:30 am to 8:00 pm Eastern Time.


                                         3.31.01 | PIMCO Funds Annual Report 163

HOW TO CONTACT US

For information regarding your investment contact your financial advisor, or call:

Shareholder Services
1-800-426-0107

For general information:
1-888-87-PIMCO

PIMCO Funds Online
www.pimcofunds.com

Access Staff
Editor
Ruth Straughn

Design Wendy Berge

What do you think?
To provide feedback on access, e-mail us at:
accessmag@pimcofunds.com. Or write to: PIMCO Funds, 2187
Atlantic Street, Stamford, CT 06902, Attention: Access Editor.

PIMCO Funds offers access to the specialized investment expertise of PIMCO Advisors L.P. (PIMCO). PIMCO manages over $270 billion and has a client list that includes 63 of the 100 largest U.S. corporations. The firm is a member of the Allianz Group, one of the world's leading financial services providers.

Stock Funds                                Bond Funds
----------------------------------         --------------------------------
Growth                                     Short Duration
Growth Fund                                Short-Term Fund
Select Growth Fund                         Low Duration Fund
Target Fund
Opportunity Fund                           Intermediate Duration
                                           Total Return Fund
Blend                                      Total Return Mortgage Fund
Growth & Income Fund
Capital Appreciation Fund                  Long Duration
Mid-Cap Fund                               Long-Term U.S. Government Fund

Value                                      Tax-Exempt
Renaissance Fund                           Municipal Bond Fund
Value Fund                                 CA Interm. Municipal Bond Fund
Small-Cap Value Fund                       NY Municipal Bond Fund
                                           CA Municipal Bond Fund
Enhanced Index
Tax-Efficient Equity Fund                  Inflation-Indexed
StocksPLUS Fund                            Real Return Bond Fund

International                              International
Select International Fund                  Global Bond Fund II
                                           Foreign Bond Fund
Sector-Related                             Emerging Markets Bond Fund
Innovation Fund
Global Innovation Fund                     High Yield
Healthcare Innovation Fund                 High Yield Fund

                                           Convertible
Stock and Bond Funds                       Convertible Fund
---------------------------------
Strategic Balanced Fund
Asset Allocation Series
  90/10 Portfolio
  60/40 Portfolio
  30/70 Portfolio


(C) 2001 PIMCO Funds Distributors, LLC

This material is authorized for use only when preceded or accompanied by a current PIMCO Funds prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. Although carefully verified, data is not guaranteed as to accuracy or completeness. PIMCO Funds can not be held responsible for any loss incurred by applying any information in this publication.

Shareholder Communications Now Available Online

[GRAPHIC]

PIMCO Funds is pleased to announce that you can now elect to receive your shareholder communications online. This new service, called eDelivery, allows you to access annual and semi-annual reports, prospectuses and proxy statements through the Internet--eliminating the paper mailings you've received in the past.

Why sign up?
eDelivery provides you with several important benefits, including:
 . Faster delivery than regular mail
 . Convenient access to valuable information
 . Environmentally sound.

                                                                       [GRAPHIC]

How it works
To sign up for eDelivery, go to www.pimcofunds.com/edelivery and complete the short enrollment form. As communications become available, we will send you an e-mail notification containing the Internet address where you can view and print the materials.

For more information on this valuable new service, turn to page 5 in this magazine.


                                                                      PZ003.4/01

--------------------------------------------------------------------------------
                              www.pimcofunds.com
--------------------------------------------------------------------------------

                                                                 -------------
                                                                   PRSRT STD
PIMCO                                                            U.S. POSTAGE
    FUNDS                                                            PAID
                                                                 N.READING, MA
                                                                  PERMIT #105
PIMCO Funds                                                      -------------
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902-6896

A Quarterly Publication from PIMCO Funds                             SPRING 2001

                                     access

                                     Fixed
                                     Income
                                     Manager of
                                     the Year.
[PHOTO]                              Again.

                                     How Bill Gross and PIMCO
                                     became Morningstar's only
                                     two-time winner.

5 Go paperless  |6 Gross & McCulley|9 Six time-tested      |Inside: PIMCO Funds
  with eDelivery|  talk shop       |  investment principles|Annual Report

                                                           [LOGO OF PIMCO FUNDS]

                                                            Access to
                                                            the highest standard

Encore!

They did it again. This January, Bill Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Fund Manager of the Year--making them the only repeat winner in the awards' 14 year history. What sets your bond managers apart from the pack? Here's the story.

They're like the Oscars of the mutual fund world. Each January, Morningstar bestows its Manager of the Year awards, honoring those in three categories--domestic stock, international stock and fixed income--who "demonstrate excellent investment skill and the courage to differ from consensus." Oustanding performance in a given year is a leading criterion, but not enough to win. Recipients must also boast an exceptional long-term record.

     In fixed income last year, all roads led to Bill Gross and PIMCO. "Gross and his team hit on all cylinders in 2000, while steering clear of a bond market full of land mines," states Morningstar. They go on to cite that over the past 10 years, PIMCO's flagship Total Return Fund has outpaced the overall bond market (as represented by the Lehman Brothers Aggregate Bond Index) by a substantial margin.

A LEADING ROLE
PIMCO's winning bond management formula took root more than 25 years ago, when Gross helped pioneer a total return approach to bond investing--one that focused on income plus capital appreciation, rather than income alone. Today, it's the backbone of PIMCO's bond portfolios. Yet a total return approach to fixed income has since achieved widespread acceptance.

" Two simple concepts--secular forecasting and innovation--are the reasons why PIMCO remains at the top of its field in the bond arena." --Bill Gross

So when it comes to PIMCO's enduring success, there are clearly additional factors at work.

     One of the most significant is a drive for innovation. Gross's progressive, often contrarian mindset has become firmly embedded in the PIMCO bond culture. It's what led the team to invest early on in a number of breakthrough bond instruments: mortgage-backed securities in the 1970s, financial futures in the 1980s, and TIPS (Treasury Inflation-Protected Securities) in the late 1990s, to name a few. That's not to say that PIMCO is always looking to be first out of the gate. They sat out on the 80s junk bond craze, for example, waiting until the dust settled to form their sector strategy--a relatively conservative one.

SETTING THE STAGE
Further distinguishing PIMCO's bond management is its big-picture platform. The team gathers every May for a three-day Secular Forum to address the longer-term issues facing the bond market and the economy. To encourage out-of-the box thinking, PIMCO invites key outsiders to join in the discussion, including top academics and chiefs of industry. The forum culminates in the creation of a three- to five-year outlook, which serves as a guiding light for the PIMCO bond team.

A LITTLE IMPROV
Still, given even the most visionary top-down strategy, outperforming in the bond world is usually the result of making several small but savvy moves. For Gross and company, such decisions are not an exact science. "I've experimented over time with models and statistical

2 access | Spring 2001

"Because Gross won the award two years ago, we'd have preferred someone else,
but no one really came close."                              -Morningstar 1/01


methodologies," Gross once said in an interview with Worth magazine. "I find that the minute it looks like I have a successful model or discipline, that's about the time it collapses."

     Rather, the PIMCO team employs a number of "value-adding" strategies, which range from yield curve positioning to cost-effective trading, shifting their emphasis as economic conditions demand. State-of-the-art analytical capabilities also play a pivotal role. "Our enthusiastic embrace of technology nearly 20 years ago paved the way for additional performance throughout those years," Gross observes. Today, a hefty, ongoing investment in technology--much of it proprietary--continues to give the team a leg up on the competition.

GREAT DIALOGUE

It's significant to note that although Morningstar's Manager of the Year Awards are typically given to specific individuals, in this case the honor was extended to Bill Gross and the PIMCO bond team. And Gross himself is adamant about crediting his colleagues, collectively, for PIMCO's success. That's because there's a 138-person team powering PIMCO's bond management prowess. While individual managers head up specific funds, they all participate in setting PIMCO's strategic direction. Ultimately, it's the pooling of talents--the
"best of the best" from various bond market disciplines--that makes for a winning combination.

 .    Bill Gross at Your
     Fingertips

Want to find out what Bill Gross and his colleagues are thinking now? Visit the PIMCO Funds Bond Center at www.pimcofunds.com/bondcenter. You'll find timely commentaries from your fund manager as well as other members of the PIMCO bond team.

Past performance is no guarantee of future results. The Morningstar Fund Manager of the Year Award winners are chosen based upon Morningstar's own research and in-depth evaluation by its senior editorial staff. Average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. For the 1-, 5- & 10-year periods, Total Return A at NAV returned 12.27%, 7.81% & 8.62%; Total Return A w/4.5% maximum initial sales charge returned 7.22%, 6.83% & 8.12%; and Lehman Aggregate Bond Index returned 12.53%, 7.48% & 7.98%, respectively. The Lehman Aggregate Bond Index is generally considered to be representative of the bond market in general and it is not possible to invest directly in it.

Bill Gross and team at PIMCO's Newport Beach, CA trading floor.

[PHOTO]
online update

                            www.pimcofunds.com for
                            Timely Market Commentary

Increased market volatility has many investors concerned. If you are looking for expert analysis on what it all means, turn to PIMCO Funds Online. Last year we redesigned the PIMCO Funds Web site (www.pimcofunds.com) in order to provide you with more commentary from our investment professionals. Consider how our site's content might help you make sense of today's investment environment.

DAILY MANAGER COMMENTARY

End-of-day reports from PIMCO's fund managers covering everything from economic outlooks, to investment strategies, to breaking news analysis.

BOND CENTER

The latest information on the economy and the bond market from PIMCO's renowned fixed-income experts. You'll find manager newsletters and interviews, a comprehensive bond investing glossary, sector strategy white papers and more.

INNOVATION CENTER

Up-to-date market intelligence and commentary on the tech sector from PIMCO's specialists. Included in this section is "PIMCO's Theme Approach to Tech Investing," which evaluates eight key industries driving the sector.

FUND INFORMATION

The definitive story on each PIMCO Fund. In addition to in-depth performance data, each fund profile includes an overview, statistics at a glance, ratings and rankings, portfolio analysis, manager commentary, investment process, media highlights, and related literature.


Virtual Stuff

PIMCO Renaissance Fund--a multi-cap value fund-- has been benefiting from the recent boom in value investing... not to mention some savvy moves by portfolio manager John Schneider. Now you can read all about his winning approach to the sector at www.pimcofunds.com. To download Bringing Value to Light, an in-depth profile on Schneider, just follow these simple steps:

1. From our Home page (www.pimcofunds.com) click on "Fund Information"

2. Select "Renaissance Fund"

3. Click on the "Literature" tab

4. Under Manager Profiles, select "John Schneider Profile".

[PHOTO]

Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. The fund may invest up to 15% in foreign securities, which may entail greater risk due to foreign economic and political developments. This article will contain the current opinion of the manager and does not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. This article is distributed for educational purposes and should not be considered investment advice.

Go Paperless with eDelivery

PIMCO Funds Online is proud to introduce its new eDelivery service. eDelivery is the electronic transmission of shareholder communications to you online--eliminating the paper mailings you've gotten in the past.

[PHOTO]

HERE'S HOW IT WORKS

When you sign up for eDelivery, you'll receive shareholder communications--including annual and semi-annual reports, prospectuses, proxy statements and newsletters--via the Internet. As materials become available, we'll send you an e-mail notification containing the Internet address (URL) where you can view and print the material. Please note that in order to eliminate paper mailings from being sent to your home, each person in your household must enroll separately.

BENEFITS TO SHAREHOLDERS

There are several compelling reasons to sign up for eDelivery. For example, the service is a faster and more convenient way to receive your shareholder communications. In addition, it is environmentally sound. And of course, it helps eliminate mailbox clutter!

FREE SERVICE

There is no charge for PIMCO Funds eDelivery. However, you may incur charges from Internet service providers and telephone companies while accessing the Internet.

PRIVACY PROTECTION

Rest assured that PIMCO considers customer privacy to be a fundamental aspect of our relationship with shareholders. Along these lines, we have developed policies to safeguard any personal information you provide to us, while allowing us to service your account professionally and responsively. Be sure to review our complete privacy policy when you enroll for eDelivery.

NEXT STEPS

To start enjoying the convenience of receiving shareholder communications online, follow these simple steps...

 . Sign up

Complete the short eDelivery Enrollment Form, which outlines the complete terms and conditions of the service, by going to www.pimcofunds.com/edelivery. Remember, each account holder in your household must enroll separately. We will e-mail you a confirmation when we receive your Form.

 . Watch for notification

Your participation in eDelivery will begin with the next quarterly cycle after you enroll. As soon as communications are accessible, we will e-mail you a notification with the Internet address where you can view and print the communications.

 . Discontinuing service

Enrollment in eDelivery has no expiration date. If you change your mind, however, and would like to cancel your enrollment, simply go to www.pimcofunds.com/edelivery and click on the "change/cancel" link.


The Web site articles will contain the current opinions of the managers and do not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. Articles are distributed for educational purposes and should not be considered investment advice. Information regarding any fees and expenses may be obtained by calling 1-888-87-PIMCO. Please contact your financial advisor for any questions you might have relating to the PIMCO Funds and as always read the prospectus carefully before investing or sending money.

                                                        Spring 2001 | access   5

The Big Picture [GRAPHIC]

PIMCO's Bill Gross and Paul McCulley discuss the economy and financial markets


[PHOTO]
Bill Gross

[PHOTO]
Paul McCulley

Widely regarded as America's most influential authority on the bond market, Bill Gross is the portfolio manager of PIMCO Total Return Fund--the country's largest bond fund.* Paul McCulley is an economist, monetary policy specialist, and a managing director of PIMCO.

Q What's been happening with the economy recently?
Bill: On a cyclical basis, we're a classic inventory correction and the resulting contraction in the manufacturing and technology sectors. There are also several long-term excesses unraveling simultaneously, in particular, the deflating bubbles consumer spending, investment and borrowing. They were self-reinforcing on the way up, and they're now a vicious cycle on the way down. Combine that with the dramatic rise in layoffs and surging unemployment claims, and the result is falling consumer confidence levels. And in a consumption-driven economy like ours, consumer confidence is vital.

Q Do you see the economy rebounding anytime soon?
Paul: I think we'll be mired in a recession until late in the year. Things will start to turn around once the current inventory correction runs its course, but a big bounce for the economy after that is unlikely due to restrained consumption. It looks more like we'll have a recovery with GDP growth of perhaps 2 or 3%.

Q Why won't consumer spending snap back?
Bill: Right now, consumer confidence is on the decline and real personal wealth in the U.S. has plunged along with equity market prices. We're also looking at a negative personal savings rate, stimulated by years of excess consumption beyond the average consumer's means. This combination makes it likely that debt-laden and increasingly anxious consumers will start saving again--reliquifying, if you will--in turn holding back the rate of consumption and the economy relative to the last several years.

Q How is the Fed likely to respond?
Paul: The Fed has already made several interest rate cuts since the beginning of the year, and we believe it will continue to ease aggressively. We think the Fed funds target rate needs to fall to at least 4%, but the longer the Fed waits to get to that target, the less effective the cuts will be and the deeper they'll have to go. In our view it is imperative for the Fed to reverse the downward trend in confidence at both the business and consumer levels. This would encourage risk capital to return to the financial markets.

Q Is monetary policy alone going to bring a recovery?
Paul: Certainly, slashing interest rates, which fosters new debt creation, can help. But I don't believe that Fed easing alone will be enough to generate a healthy recovery. We also need new fiscal policy in the form of an aggressive tax cut to transfer the government's surplus back into the private sector. Tax cuts put money in consumers' pockets and should alleviate some of the pressure they're feeling today. I also think the tax cut we need now should be aimed at the "average" American wage earner. It should be retroactive, and the bulk of it should go into effect in the near term.

6 access | Spring 2001

Q What's going on overseas?

Paul: We expect global growth to continue to decelerate. The slow down in Europe will be less severe than in the U.S., since consumer confidence should hold up and real incomes will get a boost from tax reductions. Inflation is contained, which gives the European Central Bank room to ease. We remain fairly negative on Japan. Its economy should continue to weaken. Consumer confidence remains low despite huge fiscal stimulus packages that have swelled public debt, while still more public spending will be needed to support Japan's ailing banks. The government is meanwhile taking a "go-slow" approach to fixing the banking system, which isn't helping matters.

Q Where do you see value in the bond market today?
Bill: We'll continue to focus on higher quality, longer duration investments. Most of our higher-quality exposure will come from mortgage-backed securities, as the Treasury market has fully priced in the effects of further Fed easing. Where possible, we intend to keep duration above-benchmark as current monetary policy effectively caps long-term interest rates. While we remain defensive in high yield, we may look to take advantage of select opportunities in the corporate sector as signs of a recovery emerge. In the current environment, core European bonds offer compelling value because the yields offered don't fully price in the anticipated slowdown in the region. Yields on the short end are particularly attractive because of anticipated easing by the European Central Bank. Although our long position on the Euro has not been positive, we think it will gain in value given the current weakness in the U.S.

Q Finally, Bill, what about the long-term prospects for the financial markets?
Bill: I think we're at an important juncture in the economy that's pointing toward lower corporate profits and a swing back to long-run historical return averages for the financial markets over the next several years. That means something along the lines of 6-7% returns for bonds and 8-9% for stocks. In terms of structural influences on the economy, "New Age" technology and globalization trends have accelerated competition --a positive development for the consumer due to lower inflation but a negative one for U.S. corporate profit margins. You also have to consider the reverse-wealth effect I alluded to earlier. Greater savings mean less overall consumption and less economic activity, so

 .    Monthly on the Web

Each month, Bill Gross and Paul McCulley offer their insights on the economy and the markets. Be sure to check out their newsletters, Investment Outlook and Fed Focus, online at www.pimcofunds.com.


the days of 5-6% GDP growth are likely to turn into 2-3% this decade, which will keep the financial markets from growing at the pace we've seen over the last several years. There's also a demographic shift underway, with the boomer generation beginning to move out of stocks and into fixed income. This marginal decline in demand won't help equity prices and, with relatively low interest rates holding sway, total returns for fixed income are also limited. In short, we're entering an era of diminished expectations, and investors would be wise to plan for their long-term financial needs with this reality in mind.

Since the personal savings rate in the U.S. is so low, it means the economy isn't likely to get a boost from consumers any time soon. Personal savings as a percentage of disposable income.

[GRAPH]

               PIMCO Funds: Pacific Investment Management Series
                      Annual Report dated March 31, 2001

The line graph inserted at the top of page 7 in the section "Economic Outlook" is entitled "Personal Savings as a percentage of disposable income" and illustrates the fact that personal savings are declining. The graph shows one line representing the 3-month moving average (%) of personal savings over the period from mid-1987 through mid-2000.

Source: Goldman Sachs.


* Source: net assets by Simfund as of 3/31/01.
Past performance is no guarantee of future results. The views of Mr. Gross and Mr. McCulley are not indicative of the past or future performance of any PIMCO Funds. These charts are not indicative of the past or future performance of any PIMCO Fund. There is no guarantee that these or any other investment techniques will be effective under all market conditions. Please see the prospectus for more complete information on the PIMCO Total Return Fund & Real Return Bond Fund.

                                                          Spring 2001 | access 7

Quick takes

What's happening at PIMCO? Read on for the latest news from PIMCO Funds, including media highlights, fund updates, company announcements and more.

BOND SMARTS
The unparalleled leadership PIMCO has in the fixed-income marketplace was detailed in this November 2000 Mutual Funds magazine article. As part of the piece, Bill Gross and his portfolio management team, including Paul McCulley, were highlighted for their accurate interest rate calls and index-beating performance. The article goes as far as saying, "pension fund managers, financial advisors, and individual investors regard investing in PIMCO's roster of 15 domestic and international bond funds as a foregone conclusion."

[GRAPHIC]

[GRAPHIC]

TURNING VALUE INTO A GOLD MINE This December 18th Business Week article on John Schneider, manager of PIMCO Value and PIMCO Renaissance Funds, reports that he was "right in the market's sweet spot this year." In the piece, Mr. Schneider discusses his value investing philosophy, his strategy for the year and his outlook for various sectors of the stock market.

 .    Keep current at www.pimocofunds.com

To get the latest updates from PIMCO, be sure to check out the News column on our Home page. There, we'll post breaking PIMCO news, including any important announcements related to your investment.

PIMCO TOTAL RETURN IS AMERICA'S BEST-SELLING MUTUAL FUND According to industry reports, PIMCO Total Return Fund was the country's best-selling mutual fund in the first quarter of 2000. As Reuters stated (4/26/01), "...the $38 billion king of bond funds, the PIMCO Total Return Fund, outsold all other stock and bond funds for the three consecutive months--a rare occurrence in the mutual fund industry."

WSJ CHANGES FUND LISTING CRITERIA
If you're perusing the mutual fund tables in the Wall Street Journal and no longer find a PIMCO Fund listed--don't worry! The newspaper recently decided to reduce the number of mutual fund prices it publishes. Now, only funds with $50 million or more in assets are listed. With over 12,000 active mutual funds in the U.S. marketplace (Morningstar, 3/31/01), it's easy to understand why they can't print them all! Remember, daily pricing for all PIMCO Funds is always available through our Web site, www.pimco-funds.com. Or, you can contact your financial advisor.

Certain products & services may not be offered at certain broker/dealers. The opinions expressed in the articles mentioned will contain the current opinions of the managers and do not represent a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice. These articles are distributed for educational purposes and should not be considered investment advice. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. "Best-selling mutual fund" based on new net flows calculated by Simfund as of 3/31/01.

8 access | Spring 2001

Six Tried-and-True Principles for Any Investor

Having a firm grasp of some investing fundamentals can help you set realistic goals and stick to your financial plan. The professionals at PIMCO Funds have compiled the following set of time-tested investment principles, which they themselves adhere to. Review them with your financial advisor, who can help you establish your own, personal investment approach.

1 KEEP A LONG-TERM VIEW
Keep in mind the historical returns of stocks and bonds (about 11.0% and 5.7%, respectively) when setting your financial goals. Treat any outperformance as a bonus. Remember--time is your ally! By focusing on long-term results, you'll find it easier to ride out short-term volatility.

2 BE DISCIPLINED
Often the most successful portfolio managers are those that follow a proven investment process. The key is that they choose an investment discipline and adhere to it. By establishing a clear financial plan, you'll have a logical framework for your own financial decisions.

3 INVEST RESPONSIBLY
Define your objectives and risk tolerance and consider them hard and fast parameters. While making big bets can sometimes reap big rewards, they often lead to steep losses instead. That's why many top portfolio managers, like those at PIMCO, look to optimize the balance between risk and reward.

4 UNDERSTAND WHAT YOU INVEST IN
If you can't explain in simple terms why you're investing in a particular security, you should rethink the investment. And you should always have a clear understanding of any risks involved. Your financial advisor should prove an invaluable resource along these lines.

5 STAY DIVERSIFIED
No one can predict the next top-performing asset class. That's why the importance of asset allocation is virtually undisputed. To achieve broad diversification, you should invest your assets across different sectors and industries as well as different asset classes. Remember to periodically rebalance to ensure the proper mix.

[PHOTO]

6 KNOW THE VALUE OF PROFESSIONAL ADVICE

A more challenging investment climate has dissuaded many investors from trying to go it alone. That's why more and more investors are turning to professional management. And of course, a financial advisor can help you construct a solid financial plan, make sound investment choices, and guide you through times of volatility.

Past performance is no guarantee of future results. Diversification does not ensure against loss. There is no guarantee that these investment strategies will work under all market conditions and each investor should evaluate their ability to invest for a long term especially during periods of downturn in the market. Historical stock and bond returns are represented by the S&P 500 Index & Long-Term Government Bonds for the 1926-2000 period. Source: Ibbotson. It is not possible to invest directly in an unmanaged index.

                                                          Spring 2001 | access 9

[GRAPHIC]


Morningstar chose two bond funds for its 401(k) plan.

And they're both ours.


For more information on PIMCO's complete range of bond funds, including PIMCO Total Return and High Yield Funds, call your financial advisor today.

                                                           [LOGO OF PIMCO FUNDS]

Past performance is no guarantee of future results. Selection of these funds by Morningstar was not based solely on performance. Morningstar chose institutional class shares for use in its plan. Expense ratios differ by share class. For additional details on the PIMCO Funds, call for a free prospectus that contains more complete information including charges and expenses. Please read this information carefully before you invest or send money.

MARCH 31, 2001

                                  Annual Report
                                bond

Pacific Investment
Management Series

Share Class
  D

SHORT DURATION BOND FUNDS

Short Duration Municipal Income Fund
Short-Term Fund
Low Duration Fund

INTERMEDIATE DURATION BOND FUNDS

Total Return Fund
Total Return Mortgage Fund

INFLATION-INDEXED BOND FUNDS

Real Return Bond Fund

TAX-EXEMPT BOND FUNDS

Municipal Bond Fund
California Interm. Municipal Bond Fund
California Municipal Bond Fund
New York Municipal Bond Fund

INTERNATIONAL BOND FUNDS

Foreign Bond Fund
Emerging Markets Bond Fund

HIGH YIELD BOND FUNDS

High Yield Fund

CONVERTIBLE FUNDS

Convertible Fund

STOCK AND BOND FUNDS

Strategic Balanced Fund

ENHANCED INDEX STOCK FUNDS

StocksPLUS Fund

                                                           [LOGO OF PIMCO FUNDS]

Table of Contents

Chairman's Letter .............................................................3

Fund Summaries .............................................................4-35

Schedules of Investments .................................................37-115

                                                        Fund         Schedule of
Fund                                                    Summary      Investment

California Interm. Muni. Bond Fund ...........................4 ..............37
California Municipal Bond Fund ...............................6 ..............40
Convertible Fund .............................................8 ..............42
Emerging Markets Bond Fund ..................................10 ..............44
Foreign Bond Fund ...........................................12 ..............46
High Yield Fund .............................................14 ..............52
Low Duration Fund ...........................................16 ..............58
Municipal Bond Fund .........................................18 ..............66
New York Municipal Bond Fund ................................20 ..............69
Real Return Bond Fund .......................................22 ..............70
Short Duration Municipal Income Fund ........................24 ..............74
Short-Term Fund .............................................26 ..............76
StocksPLUS Fund .............................................28 ..............80
Strategic Balanced Fund .....................................30 ..............84
Total Return Fund ...........................................32 ..............85
Total Return Mortgage Fund ..................................34 .............114

Financial Highlights ....................................................116-117

Statements of Assets and Liabilities ....................................118-119

Statements of Operations ............................................... 120-121

Statements of Changes in Net Assets .....................................122-125

Statements of Cash Flows ....................................................126

Notes to Financial Statements ...........................................127-134

[PHOTO]

Dear Shareholder:

It's a good time to be a bond manager. Against the backdrop of a languishing U.S. stock market, the Lehman Brothers Aggregate Bond Index, considered to be representative of the bond market as whole, returned 12.53% in the past 12 months. These strong results surely demonstrate that bonds can be as much a vehicle for capital appreciation as they are a source of income and stability.

They also underscore the importance of portfolio diversification. The 59.76% and 21.68% declines of the NASDAQ and S&P 500 Index since this time last year have rattled many investors. If you're among them, remember--the theory of asset allocation holds that different asset classes will outperform and underperform at different times. That's why it's so important to diversify your investments across stocks, bonds and cash, as well as different sectors and investment styles.

Above all, you should work with your financial advisor to develop a sound investment plan--and then stick to it. Time in the market has proven to be far more significant than timing the market when it comes to long-term investment performance.

Be assured that each of the PIMCO Funds in this report seeks to moderate risk by diversifying across a range of securities that meets its investment objective. As to our Funds' performance this past year, I'm pleased to once again report strong relative results across the board.

I encourage you to review the fund information and commentaries on the following pages carefully. If you have any questions, contact your financial advisor or call us at 1-800-426-0107. And be sure to visit our Web site at www.pimcofunds.com.

As always, thank you for the trust you've placed in us.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris

Chairman of the Board
April 28, 2001

                                           3.31.01 | PIMCO Funds Annual Report 3

A TAX-EXEMPT BOND FUND


PIMCO CA Intermediate Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt from federal and California income tax.

PORTFOLIO:
Intermediate maturity municipal securities.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
8/31/99

TOTAL NET ASSETS:
$118.5 million

PORTFOLIO MANAGER:
Mark McCray


[PHOTO]
Mark McCray
Portfolio Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously he was Co-Head of Municipal Bond Trading at Goldman Sachs & Co. and has over 10 years of investment experience.


Fund Highlights

 .    10.21% return outperformed benchmark and Lipper Fund Average.

 .    Fed easing and slowing economy made for a strong bond market.

 .    High quality bias drove performance in the face of an energy crisis.

 .    Municipals look attractive going forward.

Municipals turn in a strong performance

I am pleased to report that PIMCO California Intermediate Municipal Bond Fund delivered strong returns for the one-year period ended March 31, 2001, with Class D shares returning 10.21%. The Fund outpaced its benchmark, the Lehman California Intermediate Municipal Bond Index, which returned 9.29%, and handily beat the Lipper California Intermediate Municipal Debt Fund Category Average, which returned 8.98%.

Bonds anchor the market

The Fund's performance was supported by one of the strongest bond markets in recent memory. In mid-2000, the Federal Reserve discontinued its tightening campaign. Towards the end of the year, the bond market, sensing an economic slowdown and possible Fed rate cuts, pushed Treasury yields down significantly. The California municipal bond market followed suit, helped by strengthened demand for high quality amid concerns over the California energy crisis. In the first quarter of 2001, the bond market proved prescient, as the Federal Reserve slashed interest rates three times, lowering the Federal Funds rate from 6.50% to 5.00% by March 31.

High quality, alternate investments, drive performance

The PIMCO California Intermediate Municipal Bond Fund maintained an above-benchmark duration for most of the year, which helped returns as California municipal yields fell across all maturities. The Fund's high quality credit stance also enhanced returns.

Diversification into non-California debt that qualified for California tax-exemption boosted returns as California municipal debt lagged in the latter half of the year in response to the California energy crisis. In addition, holdings of longer-term insured bonds also contributed to returns.

     The Fund's emphasis on longer-maturity issues, which offered attractive risk-adjusted yields, hurt performance as these yields dropped less than intermediate- and short-maturity yields.

Finding value in municipals

Going forward, we anticipate a global economic slowdown, with the United States leading the way. Given this environment, we believe that the bond market is poised to perform relatively well, however, risks of credit erosion as the economy slows continue to argue for a bias towards higher quality assets.

     As for the Fund, we expect to extend duration above the benchmark in order to take advantage of falling rates in anticipation of continued U.S. economic weakness and further Fed action. We hope to emphasize longer-maturity issues, which we feel continue to offer attractive risk-adjusted yields. In order to mitigate the impact of the energy crisis, we intend to continue to invest in non-California debt that qualifies for state tax-exemption, and also increase our holdings of insured California bonds. Finally, we expect to maintain our high quality stance, as California municipal credit premiums are likely to widen, given slower economic growth and higher energy prices.

4 PIMCO Funds Annual Report | 3.31.01

PIMCO CA Interm. Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                               1 year       3 year        5 year       10 year       Inception
                                                                                                                     (8/31/99)
PIMCO CA Interm. Municipal Bond Fund D Shares                   10.21%         --           --           --            8.28%
Lipper CA Intermediate Muni. Debt Fund Avg.                      8.98%         --           --           --               --
Lehman Bros. CA Intermediate Municipal Bond Index                9.29%         --           --           --               --

MATURITY PROFILE

   Less than 1 year                       12%
   1-5 years                              21%
   5-10 years                             41%
   10-20 years                            16%
   20-30 years                             9%
   Over 30 years                           1%
   Duration                         6.7 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes              99.6%
   Other                                 0.4%

QUALITY BREAKDOWN

   AAA                                  52.4%
   AA                                   23.8%
   A                                     8.1%
   BBB                                  10.6%
   BB                                    5.1%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                  CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

                                                                Lehman Bros.
                                PIMCO CA                        CA Interm.
                                Interm. Muni.                   Muni. Bond
  MONTH                         Bond D                          Index
------------------------------------------------------------------------------
08/31/1999                      10,000                          10,000
09/30/1999                      10,067                          10,064
10/31/1999                       9,989                           9,998
11/30/1999                      10,071                          10,080
12/31/1999                      10,024                           9,987
01/31/2000                      10,052                          10,044
02/29/2000                      10,114                          10,099
03/31/2000                      10,292                          10,247
04/30/2000                      10,265                          10,170
05/31/2000                      10,311                          10,197
06/30/2000                      10,503                          10,426
07/31/2000                      10,638                          10,569
08/31/2000                      10,789                          10,734
09/30/2000                      10,754                          10,673
10/31/2000                      10,820                          10,736
11/30/2000                      10,870                          10,784
12/31/2000                      11,048                          10,957
01/31/2001                      11,225                          11,152
02/28/2001                      11,241                          11,150
03/31/2001                      11,344                          11,200

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the CA municipal marketplace change.

* Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest at least 65% of its assets in bond issuers of California exempt from regular federal income tax and California income tax. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 36 for additional footnotes, which include additional information.

                                           3.31.01 | PIMCO Funds Annual Report 5

A TAX-EXEMPT BOND FUND

PIMCO CA Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt from federal and California income tax.

PORTFOLIO:
Investment grade municipal bonds.

DURATION RANGE:
3-12 years

FUND INCEPTION DATE:
5/16/00

TOTAL NET ASSETS:
12.7 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]

Mark McCray
Portfolio Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously he was Co-Head of Municipal Bond Trading at Goldman Sachs & Co. and has over 10 years of investment experience.

Fund Highlights

 .    Fund has performed strongly since its 5/16/00 launch.

 .    Fed easing and slowing economy made for a strong bond market.

 .    High quality bias boosted returns in light of the CA energy crisis.

 .    Expect to maintain our high-quality stance in anticipation of widening CA muni spreads.

PIMCO California Municipal Bond Fund's primary investment objective is to seek high current income exempt from federal and California income taxes. The Fund's inception date is May 16, 2000.

Bonds anchor the market

In mid-2000, the Federal Reserve discontinued its tightening campaign, as the economy began to feel the effects of higher interest rates. The bond market, sensing an economic slowdown and possible Fed rate cuts, pushed Treasury yields down significantly by the end of the year. In the first quarter of 2001, the bond market proved prescient, as the Federal Reserve slashed interest rates three times, lowering the Federal Funds rate from 6.50% to 5.00% by March 31. In California, limited supply and increased demand, aggressive Fed rate cuts, and investor's preference for high quality contributed to a strong municipal debt market.

Focusing on quality

In keeping with our high quality stance, the Fund's average credit quality as of March 31, 2001, was AA+, with a majority of the portfolio invested in AAA-rated municipal securities and a limited allocation to lower investment-grade issues. The Fund's average maturity was 11.96 years.

Finding value in municipals

Going forward, we anticipate a global economic slowdown, with the United States leading the way. Given this environment, we believe that the bond market is poised to perform relatively well, however risks of credit erosion as the economy slows continue to argue for a bias towards higher quality assets.

     As for the Fund, we expect to extend duration above the benchmark in order to take advantage of falling rates in anticipation of continued U.S. economic weakness and further Fed action. In order to mitigate the impact of the energy crisis, we intend to invest in non-California debt that qualifies for state tax-exemption, and also increase our holdings of insured California bonds. Finally, we expect to maintain our high quality stance, as California municipal credit premiums are likely to widen, given slower economic growth and higher energy prices.

6 PIMCO Funds Annual Report | 3.31.01

PIMCO CA Municipal Bond Fund Performance & Statistics

CUMULATIVE TOTAL RETURN For periods ended 3/31/01

                                                           1 year         3 year       5 year       10 year        Inception*
                                                                                                                    (5/16/00)
PIMCO CA Municipal Bond Fund D Shares                         --            --           --           --               12.19%
Lipper CA Municipal Debt Fund Avg.                            --            --           --           --                   --
Lehman Bros. CA Insured Muni. Bond Index                      --            --           --           --                   --

MATURITY PROFILE

   Less than 1 year                        7%
   1-5 years                              31%
   5-10 years                             24%
   10-20 years                            15%
   20-30 years                            23%
   Duration                         7.0 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes              98.2%
   Other                                 1.8%

QUALITY BREAKDOWN

   AAA                                  60.6%
   AA                                   21.8%
   A                                     4.2%
   BBB                                   8.0%
   BB                                    5.4%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                        CALIFORNIA MUNICIPAL BOND FUND

                                                                  Lehman Bros.
                                                                  CA Insured
                                    PIMCO CA                      Muni. Bond
   MONTH                            Muni. Bond D                  Index
--------------------------------------------------------------------------------
 05/31/2000                         10,000                         10,000
 06/30/2000                         10,207                         10,321
 07/31/2000                         10,347                         10,475
 08/31/2000                         10,490                         10,715
 09/30/2000                         10,461                         10,658
 10/31/2000                         10,520                         10,745
 11/30/2000                         10,579                         10,830
 12/31/2000                         10,794                         11,071
 01/31/2001                         10,958                         11,175
 02/28/2001                         11,040                         11,194
 03/31/2001                         11,110                         11,284

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the CA municipal marketplace change.

* Inception returns are cumulative since the fund is less than 1 year old. Past performance is no guarantee of future results. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. The Fund may invest up to 10% in high-yield lower-rated securities, which generally involves greater risk to principal than higher-rated bonds. The Fund may also invest in derivative instruments and mortgage-backed securities. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 36 for additional footnotes, which include additional information.

                                           3.31.01 | PIMCO Funds Annual Report 7

A CONVERTIBLE FUND

PIMCO Convertible Fund

OBJECTIVE:
Maximum total return.

PORTFOLIO:
Convertible securities.

DURATION RANGE:
N/A

FUND INCEPTION DATE:
3/31/99

TOTAL NET ASSETS:
$91.7 million

PORTFOLIO MANAGER:
Sandra Durn

[PHOTO]

Sandra Durn
Portfolio Manager

Ms. Durn is head of convertible bond strategies at PIMCO. Previously the lead convertible securities portfolio manager at Nicholas-Applegate Capital Management, she has seven years of investment experience.


Fund Highlights

 .    Although the Fund has performed strongly since inception, it trailed its benchmark for the 1-year period.

 .    Stock market correction hurt convertibles as defaults and downgrades increased within the corporate bond market.

 .    Will continue to emphasize quality while looking to take advantage of attractively valued issues that are poised to recover.

Tough times all around

PIMCO Convertible Fund had a difficult year, with Class D shares declining 22.62% for the one-year period ended March 31, 2001. This performance trailed the Fund's benchmark, the First Boston Convertibles Index, which fell 18.84%, and underperformed the average for its Lipper category, which fell 15.31%. The Fund does, however, continue to outperform over the longer term, beating both its benchmark and its Lipper category average since inception.

Equity losses spread to convertibles

Slow growth in the U.S., combined with three rate cuts by the Federal Reserve, drove Treasury yields down and bond prices up over the past year. That same slow growth, combined with a flight to quality, severely hurt returns in the equity markets. These losses spread to the convertible universe, as the First Boston Convertible Index slid almost as much as the S&P 500 over the past year. Generally, higher quality convertible securities outperformed lower quality issues as defaults and downgrades increased within the corporate bond market.

Low delta contains losses

PIMCO Convertible Fund's below-index delta, or its sensitivity to underlying stock prices, helped returns amid sharp declines in global equity markets. The Fund's high quality stance, emphasizing investment-grade convertibles, was positive for returns as investors sought the downside protection that these issues offer.

     The Fund's exposure to telecom and technology issues was, however, rough on performance as these industries suffered from disappointing earnings and pressure on profit margins amid slower capital investment by businesses both in the U.S. and abroad.

Economic weakness in the near term

We believe that the U.S. economy will continue to struggle over the next two or three quarters, leading a worldwide slowdown. Banks throughout the world, including our own Federal Reserve, will cut interest rates in order to mitigate this slowdown. In general, we expect bonds to perform relatively well in this environment, with the strength of the bond market providing protection as the investment value of convertibles begins to stabilize.

     We intend to maintain PIMCO Convertible Fund's emphasis on high quality, holding mostly investment-grade convertibles, as these issues offer relatively significant downside protection. We plan to target the Fund's delta below-index to minimize the impact of potentially adverse equity market performance while keeping an eye toward companies in the technology and tele-com sectors that are poised to recover from the market correction and that offer compelling valuations. The Fund will continue to invest in non-cyclical sectors such as healthcare that are relatively immune from the economic slowdown.

8 PIMCO Funds Annual Report | 3.31.01

PIMCO Convertible Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                           1 year         3 year       5 year       10 year           Inception
                                                                                                                      (3/31/99)
PIMCO Convertible Fund D Shares                            -22.62%           --           --           --               11.29%
Lipper Convertible Securities Fund Avg.                    -15.31%           --           --           --                   --
First Boston Convertible Bond Index                        -18.84%           --           --           --                   --

MATURITY PROFILE

   Less than 1 year                       18%
   1-5 years                              37%
   5-10 years                              1%
   10-20 years                            36%
   20-30 years                             8%
   Duration                         1.3 years

SECTOR BREAKDOWN

   Convertible Bonds & Notes            60.5%
   Convertible Preferred Stock          36.7%
   Other                                 2.8%

QUALITY BREAKDOWN

   AA                                    8.6%
   A                                    30.9%
   BBB                                  38.8%
   BB                                   12.2%
   B                                     9.5%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                               CONVERTIBLE FUND

                                                        First Boston
  MONTH                     PIMCO Convertible D         Convertible Index
-------------------------------------------------------------------------------
03/31/1999                  10,000                      10,000
04/30/1999                  10,477                      10,405
05/31/1999                  10,663                      10,309
06/30/1999                  11,239                      10,754
07/31/1999                  11,265                      10,612
08/31/1999                  11,242                      10,643
09/30/1999                  11,347                      10,671
10/31/1999                  11,802                      11,040
11/30/1999                  12,666                      11,888
12/31/1999                  14,177                      13,695
01/31/2000                  14,466                      13,489
02/29/2000                  16,009                      14,905
03/31/2000                  16,005                      14,584
04/30/2000                  14,930                      13,873
05/31/2000                  14,462                      13,129
06/30/2000                  15,243                      13,982
07/31/2000                  14,806                      13,560
08/31/2000                  15,934                      14,603
09/30/2000                  15,655                      14,396
10/31/2000                  14,930                      13,734
11/30/2000                  13,051                      12,071
12/31/2000                  14,026                      12,623
01/31/2001                  14,458                      13,363
02/28/2001                  12,890                      12,339
03/31/2001                  12,383                      11,837

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The portfolio's risk/reward profile is then dynamically managed in order to modestly participate with rising equity prices while protecting against declines. Disciplined company/credit analysis maximizes the portfolio's capital appreciation potential

* Past performance is no guarantee of future results. The Fund may invest up to 35% of its assets in high yield securities which are lower rated securities, 20% in foreign currencies which can involve special risks due to foreign economic and political developments, emerging markets, and investing in smaller companies. The Fund may have to convert securities before it would otherwise choose to, which may have an adverse effect on the Fund's ability to achieve its investment objective. See page 36 for additional footnotes, which include additional information.

                                           3.31.01 | PIMCO Funds Annual Report 9

AN INTERNATIONAL BOND FUND


PIMCO Emerging Markets Bond Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

PORTFOLIO:
Primarily emerging markets bonds.

DURATION RANGE:
0-8 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
$57.6 million

PORTFOLIO MANAGER:
Mohamed El-Erian

[PHOTO]

Mohamed El-Erian
Portfolio Manager

Dr. El-Erian is a managing director and head of the firm's emerging markets portfolio management team. His past experience includes 15 years with the IMF leading policy work on debt and country issues.

Fund Highlights

 .    12.58% return soundly beat Lipper Average.

 .    Slowing worldwide growth pushed emerging markets bonds higher.

 .    Underweight exposure to Argentina proved to be a prescient move.

 .    Expect higher-quality bonds to perform relatively well in the months ahead.

Emerging Markets post strong year

PIMCO Emerging Markets Bond Fund delivered strong results for its shareholders, with Class D shares returning 12.58% for the one-year period ended March 31, 2001. This performance outpaced the Fund's benchmark, the J.P. Morgan Emerging Markets Bond Index, which returned 9.65%, and soundly beat the Lipper Emerging Markets Debt Fund Average's return of 5.22%.

Slowing growth boosts bonds

Emerging market bonds thrived on signs of a slowing economy worldwide, led by the U.S. and the three Federal Reserve rate cuts totaling 150 basis points. Emerging markets bonds performed well for most of the year, buoyed by improved economic fundamentals, stronger economic growth, improvements in liability management, and successful conclusions to debt restructuring. Concerns about possible contagion effects from problem countries such as Argentina and Turkey, however, dragged the sector down in early 2001.

Steering clear of Argentina proves wise

PIMCO Emerging Markets Bond Fund's performance was greatly helped by our underweight position relative to the benchmark in Argentina, as continued financial deterioration, political uncertainty and weakening growth weighed heavily on the market. The Fund's overweight in Brazil also helped returns due to improved liability management, low inflation, strong economic growth and aggressive central bank easings. An emphasis in Bulgaria further boosted returns as it received a favorable ratings upgrade and its political situation stabilized.

     The Fund's overweight in Peru was mostly negative for performance during the year as the political situation there became uncertain and the country had a temporary disruption of its Brady Bond payments. This was mitigated by an agreement with the IMF on an economic program for 2001.

Quality the key

We believe that worldwide economic growth will continue to slow. Banks throughout the world, including our own Federal Reserve, will cut interest rates in order to mitigate this slowdown. In general, we expect bonds to perform relatively well in this environment, especially within the higher quality segment. In particular, countries with demonstrably sustainable economic growth and stable political situations should excel.

     We expect to maintain PIMCO Emerging Markets Bond Fund's high quality bias, keeping its average credit quality above the benchmark. We intend to keep underweight positions in Argentina and Turkey as both countries will continue wrestling with domestic challenges. Meanwhile, we hope to continue overweighting Brazil, where positive fundamentals will likely more than offset short term regional volatility, and to modestly overweight Mexico, given its continued economic improvement and the high probability of a ratings upgrade. We will also continue our strategy of seeking opportunities in non-index countries, and owning issues with high liquidity that provide the flexibility necessary in order to react to dynamic changes in emerging market economies.

10 PIMCO Funds Annual Report | 3.31.01

PIMCO Emerging Markets Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                                   1 year      3 year      5 year       10 year      Inception
                                                                                                                     (7/31/97)
PIMCO Emerging Markets Bond Fund D Shares                           12.58%      7.70%         --           --            7.07%
Lipper Emerging Markets Debt Fund Average                            5.22%      1.82%         --           --               --
J.P. Morgan Emerging Markets Bond Index Plus                         9.65%      6.57%         --           --               --

MATURITY PROFILE

   Less than 1 year                       30%
   1-5 years                               7%
   5-10 years                             26%
   10-20 years                            18%
   20-30 years                            15%
   Over 30 years                           4%
   Duration                         5.0 years

COUNTRY ALLOCATION

   Brazil                               28.7%
   Mexico                               19.8%
   Russia                               13.2%
   Venezuela                             5.8%
   Short-Term Instruments                5.1%
   Other                                27.4%

QUALITY BREAKDOWN

   AAA                                    4.9%
   AA                                     1.1%
   BBB                                   41.6%
   BB                                    43.7%
   B                                      8.7%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                               EMERGING MARKETS

                                                       J.P. Morgan Emerging
                            PIMCO Emerging             Markets Bond Index
   MONTH                    Markets D                  Plus
-------------------------------------------------------------------------------
07/31/1997                  10,000                     10,000
08/31/1997                   9,879                      9,960
09/30/1997                  10,150                     10,264
10/31/1997                   8,992                      9,082
11/30/1997                   9,464                      9,513
12/31/1997                   9,703                      9,841
01/31/1998                   9,714                      9,822
02/28/1998                   9,988                     10,103
03/31/1998                  10,283                     10,354
04/30/1998                  10,306                     10,379
05/31/1998                   9,971                     10,025
06/30/1998                   9,641                      9,735
07/31/1998                   9,786                      9,802
08/31/1998                   7,056                      6,985
09/30/1998                   7,603                      7,668
10/31/1998                   7,999                      8,165
11/30/1998                   8,635                      8,645
12/31/1998                   8,529                      8,429
01/31/1999                   8,231                      8,117
02/28/1999                   8,393                      8,233
03/31/1999                   8,958                      8,857
04/30/1999                   9,703                      9,462
05/31/1999                   9,093                      8,922
06/30/1999                   9,364                      9,321
07/31/1999                   9,302                      9,128
08/31/1999                   9,283                      9,115
09/30/1999                   9,696                      9,434
10/31/1999                  10,006                      9,798
11/30/1999                  10,274                     10,075
12/31/1999                  10,754                     10,620
01/31/2000                  10,514                     10,410
02/29/2000                  11,133                     11,080
03/31/2000                  11,412                     11,429
04/30/2000                  11,193                     11,211
05/31/2000                  10,973                     10,925
06/30/2000                  11,485                     11,479
07/31/2000                  11,761                     11,826
08/31/2000                  12,169                     12,243
09/30/2000                  12,006                     12,077
10/31/2000                  11,802                     11,805
11/30/2000                  11,859                     11,745
12/31/2000                  12,276                     12,284
01/31/2001                  12,792                     12,911
02/28/2001                  12,745                     12,706
03/31/2001                  12,848                     12,532

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager is guided by risk-adjusted real yields. His goal is to identify not only which countries to overweight or underweight, but where on each country's yield curve the Fund should take an exposure.

* Past performance is no guarantee of future results. This Fund may invest at least 80% of its assets in issuers that economically are tied to countries with emerging securities markets. Investing in foreign securities may entail greater risk due to foreign economic and political developments, this risk may be enhanced when investing in emerging markets. The Fund may also invest in high yield securities, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 36 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 11

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

PORTFOLIO:
Primarily investment grade foreign bonds.

DURATION RANGE:
3-7 years

FUND INCEPTION DATE:
12/02/92

TOTAL NET ASSETS:
$674.8 million

PORTFOLIO MANAGER:
Sudi Mariappa

Sudi Mariappa
Portfolio Manager

Mr. Mariappa is lead portfolio manager of PIMCO Foreign Bond and Global Bond II Funds and oversees the firm's Asian trading and portfolio management group in Japan. He has 14 years of investment experience.

Fund Highlights

 .    10.84% return betters benchmark and Lipper Average.

 .    Central bank actions and a volatile Euro caused market opportunities to shift throughout the year.

 .    European exposure boosted returns due to a year-end rally.

 .    Continued global slowdown could lead to central bank rate cuts, creating a positive environment for foreign bonds.

Staying ahead of the pack

I am pleased to report that PIMCO Foreign Bond Fund had a strong twelve months, with Class D shares posting a 10.84% return for the year ending March 31, 2001. This performance surpassed the returns of the Fund's benchmark and its Lipper Average. The Foreign Bond Fund has now significantly outperformed its Lipper Average for the 1-, 3-, 5-year and since-inception periods.

The year's ups and downs

Foreign bond markets offered a mixed bag of opportunities during the year. Japan is a perfect example. Japanese bonds underperformed in 2000, but aggressive actions by the Bank of Japan in the first quarter of 2001 allowed the country's bond market to finish on a high. European bonds were also up and down during the year. A record low Euro dragged down Europe's bond market for most of 2000, until the currency's comeback late in 2000 drew capital back to European markets. But investor confidence fell again in the beginning of 2001 when the European Central Bank (ECB) unexpectedly failed to cut rates. Emerging markets bonds showed some strength in 2000 but interest quickly cooled off as investors became more risk averse and more concerned about credit problems in Turkey and Argentina.

European bonds provide lift

The Fund's overweight position in core European bonds boosted performance due to an end-of-year rally in the European bond markets. Short-term exposure was particularly beneficial because of the expectations that early-maturity interest rates had peaked. Extending the Fund's average duration late in the year was also a positive as yields fell worldwide in response to slower growth.

     Our underweight position in Japan relative to the benchmark hurt overall returns as Japanese Government Bonds maintained their strong performance with the Japanese economy continuing to flounder. The Fund's fairly small long position in the Euro also detracted from performance, since the currency fell amidst concern that the ECB would keep interest rates relatively high, limiting growth prospects.

Opportunities going forward

Looking ahead, we expect to see improving foreign bond market opportunities. We believe global growth will continue to slow as the economic downturn in the U.S. spreads to other countries. Global central banks will likely try to help by cutting rates, and they will probably do so more aggressively than investors currently anticipate. This should create a good environment for foreign bonds.

     To succeed in this market, we intend to maintain an above-benchmark duration for the Fund and focus on shorter maturities. In terms of country allocations, we plan to overweight core Europe and the U.K., underweight Japan, and remain cautious toward emerging markets bonds.

12 PIMCO Funds Annual Report | 3.31.01

PIMCO Foreign Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                                1 year      3 year        5 year      10 year        Inception
                                                                                                                     (12/2/92)
PIMCO Foreign Bond Fund D Shares                                 10.84%      6.53%          9.71%         --             9.45%
Lipper International Income Fund Avg.                             0.00%      1.71%          2.82%         --                --
J.P. Morgan Non-U.S. Index (Hedged)                              10.36%      7.91%          9.92%         --                --

MATURITY PROFILE

   Less than 1 year                       22%
   1-5 years                              19%
   5-10 years                             59%
   Duration                         6.0 years

COUNTRY ALLOCATION

   United States                        40.5%
   Germany                              11.9%
   Italy                                 9.4%
   France                                6.6%
   Canada                                6.0%
   Short-Term Instruments                6.6%
   Other                                19.0%

QUALITY BREAKDOWN

   AAA                                  67.4%
   AA                                   21.1%
   A                                     4.9%
   BBB                                   3.9%
   BB                                    2.7%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                               FOREIGN BOND FUND

                                                          JP Morgan
                             PIMCO                        Non-U.S. Index
    MONTH                    Foreign D                    (Hedged)
--------------------------------------------------------------------------------
 12/31/1992                  10,000                       10,000
 01/31/1993                  10,079                       10,091
 02/28/1993                  10,297                       10,274
 03/31/1993                  10,332                       10,280
 04/30/1993                  10,328                       10,281
 05/31/1993                  10,417                       10,338
 06/30/1993                  10,660                       10,549
 07/31/1993                  10,824                       10,667
 08/31/1993                  11,083                       10,889
 09/30/1993                  11,123                       10,936
 10/31/1993                  11,284                       11,082
 11/30/1993                  11,312                       11,159
 12/31/1993                  11,590                       11,390
 01/31/1994                  11,601                       11,333
 02/28/1994                  11,290                       11,078
 03/31/1994                  11,089                       10,977
 04/30/1994                  10,981                       10,899
 05/31/1994                  10,816                       10,779
 06/30/1994                  10,613                       10,669
 07/31/1994                  10,675                       10,739
 08/31/1994                  10,566                       10,636
 09/30/1994                  10,580                       10,645
 10/31/1994                  10,617                       10,687
 11/30/1994                  10,770                       10,838
 12/31/1994                  10,696                       10,813
 01/31/1995                  10,764                       10,931
 02/28/1995                  10,831                       11,072
 03/31/1995                  10,834                       11,297
 04/30/1995                  11,095                       11,477
 05/31/1995                  11,527                       11,854
 06/30/1995                  11,453                       11,814
 07/31/1995                  11,667                       11,963
 08/31/1995                  11,885                       12,067
 09/30/1995                  12,051                       12,258
 10/31/1995                  12,248                       12,395
 11/30/1995                  12,725                       12,667
 12/31/1995                  12,909                       12,785
 01/31/1996                  13,222                       12,939
 02/29/1996                  12,936                       12,787
 03/31/1996                  13,142                       12,893
 04/30/1996                  13,456                       13,047
 05/31/1996                  13,503                       13,136
 06/30/1996                  13,651                       13,245
 07/31/1996                  13,780                       13,345
 08/31/1996                  14,113                       13,522
 09/30/1996                  14,504                       13,810
 10/31/1996                  14,858                       14,038
 11/30/1996                  15,213                       14,319
 12/31/1996                  15,289                       14,339
 01/31/1997                  15,528                       14,518
 02/28/1997                  15,607                       14,611
 03/31/1997                  15,407                       14,533
 04/30/1997                  15,546                       14,690
 05/31/1997                  15,622                       14,767
 06/30/1997                  15,931                       15,018
 07/31/1997                  16,162                       15,257
 08/31/1997                  16,091                       15,275
 09/30/1997                  16,434                       15,545
 10/31/1997                  16,237                       15,645
 11/30/1997                  16,451                       15,757
 12/31/1997                  16,686                       15,962
 01/31/1998                  16,922                       16,174
 02/28/1998                  17,072                       16,318
 03/31/1998                  17,280                       16,464
 04/30/1998                  17,336                       16,548
 05/31/1998                  17,476                       16,774
 06/30/1998                  17,560                       16,847
 07/31/1998                  17,834                       17,003
 08/31/1998                  17,686                       17,338
 09/30/1998                  18,086                       17,749
 10/31/1998                  17,706                       17,722
 11/30/1998                  18,032                       17,914
 12/31/1998                  18,279                       17,892
 01/31/1999                  18,648                       18,114
 02/28/1999                  18,460                       17,993
 03/31/1999                  18,567                       18,207
 04/30/1999                  18,801                       18,438
 05/31/1999                  18,500                       18,363
 06/30/1999                  18,268                       18,078
 07/31/1999                  18,270                       18,031
 08/31/1999                  18,133                       18,063
 09/30/1999                  18,224                       18,132
 10/31/1999                  18,300                       18,176
 11/30/1999                  18,330                       18,281
 12/31/1999                  18,484                       18,336
 01/31/2000                  18,382                       18,338
 02/29/2000                  18,586                       18,473
 03/31/2000                  18,846                       18,743
 04/30/2000                  18,907                       18,844
 05/31/2000                  19,014                       18,995
 06/30/2000                  19,151                       19,086
 07/31/2000                  19,306                       19,224
 08/31/2000                  19,281                       19,227
 09/30/2000                  19,528                       19,393
 10/31/2000                  19,571                       19,550
 11/30/2000                  19,855                       19,896
 12/31/2000                  20,218                       20,117
 01/31/2001                  20,511                       20,355
 02/28/2001                  20,622                       20,530
 03/31/2001                  20,892                       20,685

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then uses a top-down country bond allocation model to determine the countries with the best risk-adjusted yields. Bottom-up strategies, including sector rotation and credit research, aid in issue selection.

* Past performance is no guarantee of future results. This Fund may invest at least 85% of its assets in foreign securities, which may entail greater risk due to foreign economic and political developments, may at times invest in derivatives and mortgage related securities. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rated securities. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 36 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 13

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily high yield bonds.

DURATION RANGE:
2-6 years

FUND INCEPTION DATE:
12/15/92

TOTAL NET ASSETS:
$2.6 billion

PORTFOLIO MANAGER:
Ben Trosky

[PHOTO]

Ben Trosky
Portfolio Manager

Mr. Trosky is a Managing Director and a senior member of PIMCO's portfolio management and investment strategy groups. He has over 20 years of investment experience.


Fund Highlights

 .    5.40% return outperformed Lipper Average, which returned -3.20%.

 .    Although rising default rates hurt the sector, Fed rate cuts sparked a high yield rally in early 2001.

 .    High credit quality exposure was key to the Fund's solid returns.

 .    Continue to favor relatively high quality going forward.

Outpacing Lipper Average
It is my pleasure to report that PIMCO High Yield Fund Class D shares returned 5.40% for the year ending March 31, 2001, significantly outperforming the Lipper High Current Yield Funds Average return of -3.20%. The Fund did, however, underperform its benchmark, the Lehman Intermediate BB Corporate Index, which rose 11.08%.

Fed sparks rally
After months of deteriorating economic conditions, the Federal Reserve cut rates three times in the first quarter of 2001. This aggressive easing sparked a rally that had high yield bonds outperforming investment-grade sectors in January. Default rates continued to rise, however, and downgrades outpaced upgrades as the economy slowed further.

Credit quality the key
PIMCO High Yield Fund's focus on the upper credit quality tiers of the high yield market helped preserve capital and generate positive returns. An emphasis on non-cyclical industries enhanced performance as this segment was relatively immune to the economic slowdown. The Fund also benefited from its overweight position in industries with steady cash flow, such as cable operators and gaming concerns.

     The Fund's overweight position in telecommunications-related issues hurt performance as reduced growth and limited access to capital caused this sector to lag. The Fund's relatively low exposure to single-B-rated credits detracted from performance when compared to the benchmark as this sector benefited the most from the first-quarter spike.

Quality is the watchword
While the high yield market staged a strong rally to begin 2001, we remain cautious given our forecast for a continued slowdown in the U.S. economy and further contraction of corporate profits. In this environment, we believe that maintaining a defensive posture will be instrumental in preserving capital while providing superior relative performance. We expect to maintain the portfolio's relatively high average quality of BB and to favor larger issues with multiple underwriters. We intend to be overweighted in areas we believe to have improving fundamentals as well as in areas with strong cash flows. We will stay underweighted in issues from cyclical sectors as they are more sensitive to a slowing economy.

14 PIMCO Funds Annual Report | 3.31.01

PIMCO High Yield Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                            1 year        3 year        5 year      10 year      Inception
                                                                                                                 (12/15/92)
PIMCO High Yield Fund D Shares                               5.40%         2.83%         6.87%         --            9.01%

Lipper High Current Yield Fund Average                      -3.20%        -2.07%         3.77%         --            --

Lehman Int. BB-rated Corp. Index                            11.08%         4.95%         7.40%         --            --

MATURITY PROFILE

   Less than 1 year                       12%
   1-5 years                              32%
   5-10 years                             49%
   10-20 years                             6%
   20-30 years                             1%
   Duration                         3.7 years

SECTOR BREAKDOWN

   Corporate Bonds & Notes              76.2%
   Asset-Backed Securities              10.5%
   Short-Term Instruments                6.2%
   Other                                 7.1%

QUALITY BREAKDOWN

   AAA                                   5.6%
   AA                                    1.1%
   A                                     2.1%
   BBB                                  14.4%
   BB                                   44.0%
   B                                    32.8%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                                HIGH YIELD FUND

                                                          Lehman Int.
                             PIMCO High                   BB-rated Corp.
     MONTH                   Yield D                      Index
--------------------------------------------------------------------------------
  12/31/1992                 10,000                       10,000
  01/31/1993                 10,224                       10,211
  02/28/1993                 10,409                       10,361
  03/31/1993                 10,616                       10,478
  04/30/1993                 10,726                       10,566
  05/31/1993                 10,801                       10,644
  06/30/1993                 11,091                       10,870
  07/31/1993                 11,167                       10,980
  08/31/1993                 11,288                       11,107
  09/30/1993                 11,341                       11,188
  10/31/1993                 11,642                       11,338
  11/30/1993                 11,728                       11,368
  12/31/1993                 11,825                       11,465
  01/31/1994                 12,074                       11,657
  02/28/1994                 12,068                       11,644
  03/31/1994                 11,703                       11,288
  04/30/1994                 11,598                       11,221
  05/31/1994                 11,679                       11,231
  06/30/1994                 11,692                       11,265
  07/31/1994                 11,798                       11,402
  08/31/1994                 11,894                       11,523
  09/30/1994                 11,972                       11,544
  10/31/1994                 11,975                       11,571
  11/30/1994                 11,923                       11,492
  12/31/1994                 12,063                       11,563
  01/31/1995                 12,177                       11,749
  02/28/1995                 12,507                       12,106
  03/31/1995                 12,686                       12,220
  04/30/1995                 12,959                       12,465
  05/31/1995                 13,331                       12,831
  06/30/1995                 13,436                       12,944
  07/31/1995                 13,612                       13,062
  08/31/1995                 13,713                       13,138
  09/30/1995                 13,901                       13,280
  10/31/1995                 14,100                       13,384
  11/30/1995                 14,267                       13,553
  12/31/1995                 14,504                       13,767
  01/31/1996                 14,735                       13,990
  02/29/1996                 14,747                       13,940
  03/31/1996                 14,626                       13,867
  04/30/1996                 14,686                       13,862
  05/31/1996                 14,731                       13,881
  06/30/1996                 14,787                       14,031
  07/31/1996                 14,914                       14,107
  08/31/1996                 15,153                       14,221
  09/30/1996                 15,502                       14,527
  10/31/1996                 15,652                       14,729
  11/30/1996                 15,987                       15,026
  12/31/1996                 16,142                       15,059
  01/31/1997                 16,303                       15,203
  02/28/1997                 16,550                       15,386
  03/31/1997                 16,328                       15,203
  04/30/1997                 16,498                       15,392
  05/31/1997                 16,869                       15,655
  06/30/1997                 17,113                       15,857
  07/31/1997                 17,550                       16,330
  08/31/1997                 17,539                       16,174
  09/30/1997                 17,830                       16,428
  10/31/1997                 17,843                       16,484
  11/30/1997                 18,009                       16,600
  12/31/1997                 18,209                       16,752
  01/31/1998                 18,516                       16,953
  02/28/1998                 18,611                       17,031
  03/31/1998                 18,752                       17,140
  04/30/1998                 18,795                       17,228
  05/31/1998                 18,888                       17,340
  06/30/1998                 19,022                       17,446
  07/31/1998                 19,218                       17,536
  08/31/1998                 18,441                       17,052
  09/30/1998                 18,670                       17,414
  10/31/1998                 18,479                       17,191
  11/30/1998                 19,254                       17,603
  12/31/1998                 19,331                       17,714
  01/31/1999                 19,582                       17,897
  02/28/1999                 19,416                       17,764
  03/31/1999                 19,571                       17,892
  04/30/1999                 19,892                       18,075
  05/31/1999                 19,506                       17,856
  06/30/1999                 19,496                       17,815
  07/31/1999                 19,543                       17,883
  08/31/1999                 19,461                       17,770
  09/30/1999                 19,467                       17,843
  10/31/1999                 19,438                       17,782
  11/30/1999                 19,700                       17,933
  12/31/1999                 19,796                       18,104
  01/31/2000                 19,701                       17,975
  02/29/2000                 19,743                       18,009
  03/31/2000                 19,342                       17,838
  04/30/2000                 19,379                       17,899
  05/31/2000                 19,276                       17,906
  06/30/2000                 19,638                       18,293
  07/31/2000                 19,788                       18,597
  08/31/2000                 20,069                       18,883
  09/30/2000                 20,003                       18,790
  10/31/2000                 19,588                       18,507
  11/30/2000                 19,212                       18,410
  12/31/2000                 19,622                       18,779
  01/31/2001                 20,424                       19,470
  02/28/2001                 20,634                       19,748
  03/31/2001                 20,387                       19,815

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The Fund focuses on upper-tier credits of the high yield market because historically they have delivered the best risk-return profile. Importantly, income, capital appreciation and capital preservation are all considered in structuring the portfolio.

* Past performance is no guarantee of future results. This Fund may invest at least 65% of its assets in high yield securities rated below investment grade but rated at least B by Moody's or S&P. This Fund may also invest in foreign securities, which may entail greater risk due to foreign economic and political developments, and may at times invest in derivatives and mortgage-related securities. An investment in high yield securities, lower rated securities generally involves greater risk to principal than an investment in higher-rated bonds. See page 36 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 15

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily shorter-term, investment grade bonds.

DURATION RANGE:
1-3 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$4.6 billion

PORTFOLIO MANAGER:
Bill Gross

[PHOTO]

Bill Gross
Portfolio Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Recently, Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund Highlights

 .    9.10% return outpaced Lipper Average.

 .    Fund's performance was supported by a strong U.S. bond market.

 .    Above-Index duration boosted returns.

 .    Continued economic weakness should bode well for higher-quality bonds.

Solid results highlight year

I am pleased to report an 9.10% total return for PIMCO Low Duration Fund's Class D shares for the year ending March 31, 2001. This result slightly underperformed the Fund's benchmark Merrill Lynch 1-3 Year Treasury Index return of 9.60% but surpassed its Lipper Average, which returned 8.97%.

Bond market shows strength

PIMCO Low Duration Fund's total return for the year was supported by one of the stronger bond markets in recent years. With the economy slowing sharply, default rates and downgrades rising in the corporate sector and investors anticipating further aggressive Federal Reserve easing, Treasury yields fell and higher quality bonds outperformed lower quality issues.

Longer duration pays off

PIMCO Low Duration Fund's emphasis throughout the year on longer-than-benchmark duration boosted returns, as yields on short- to intermediate-maturity fell substantially. In addition, our broader-than-index maturity distribution enhanced performance as these yields fell the most. The Fund's allocation to mortgage-backed securities also helped returns as higher yields offset the incremental risk associated with this sector.

     The Fund's position in investment-grade corporate debt slightly hurt performance as concerns about a slowing economy drove investors to higher quality areas of the bond market. Below-investment-grade holdings also hurt performance, as corporate profitability eroded and default rates increased.

Economic weakness to continue

We believe that growth will weaken globally, led by the U.S., which will continue to struggle over the next two or three quarters. We expect bonds to perform relatively well in this environment, although risk of further credit erosion is a very real concern. We therefore intend to target the Fund's duration above the benchmark and continue to focus on high quality areas of the bond market like mortgage-backed securities, which offer strong credit quality and attractive yields. In addition, we anticipate maintaining a broad maturity structure to take advantage of value across the entire yield curve, especially in mortgages and high-quality corporates.

16 PIMCO Funds Annual Report | 3.31.01

PIMCO Low Duration Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                    1 year         3 year        5 year      10 year      Inception
                                                                                                          (5/11/87)
PIMCO Low Duration Fund D Shares                     9.10%          6.08%         6.70%        7.01%          7.54%

Lipper Shrt. Inv. Grade Debt Fund Average            8.97%          5.81%         5.94%        6.29%           --

Merrill Lynch 1-3 yr. Treasury Index                 9.60%          6.44%         6.43%        6.48%           --

MATURITY PROFILE

   1-5 years                              93%
   5-10 years                              6%
   Over 30 years                           1%
   Duration                         2.2 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities           59.6%
   Corporate Bonds & Notes              25.7%
   Other                                14.7%

QUALITY BREAKDOWN

   AAA                                  69.4%
   AA                                    4.5%
   A                                    14.8%
   BBB                                   9.7%
   BB                                    1.6%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                            LOW DURATION BOND FUND

                                                          Merrill Lynch
                             PIMCO Low                    1-3 yr. Treas.
    MONTH                    Duration D                   Index
--------------------------------------------------------------------------------
05/31/1987                   10,000                       10,000
06/30/1987                   10,091                       10,109
07/31/1987                   10,125                       10,158
08/31/1987                   10,121                       10,167
09/30/1987                   10,094                       10,127
10/31/1987                   10,254                       10,351
11/30/1987                   10,367                       10,414
12/31/1987                   10,425                       10,480
01/31/1988                   10,595                       10,648
02/29/1988                   10,669                       10,735
03/31/1988                   10,733                       10,756
04/30/1988                   10,775                       10,772
05/31/1988                   10,797                       10,756
06/30/1988                   10,895                       10,868
07/31/1988                   10,950                       10,876
08/31/1988                   10,991                       10,899
09/30/1988                   11,090                       11,026
10/31/1988                   11,190                       11,136
11/30/1988                   11,201                       11,106
12/31/1988                   11,248                       11,132
01/31/1989                   11,339                       11,219
02/28/1989                   11,354                       11,219
03/31/1989                   11,395                       11,270
04/30/1989                   11,527                       11,443
05/31/1989                   11,761                       11,614
06/30/1989                   12,015                       11,831
07/31/1989                   12,188                       12,006
08/31/1989                   12,128                       11,932
09/30/1989                   12,187                       12,003
10/31/1989                   12,345                       12,184
11/30/1989                   12,454                       12,299
12/31/1989                   12,513                       12,348
01/31/1990                   12,502                       12,358
02/28/1990                   12,585                       12,416
03/31/1990                   12,649                       12,457
04/30/1990                   12,637                       12,482
05/31/1990                   12,847                       12,673
06/30/1990                   12,982                       12,806
07/31/1990                   13,121                       12,966
08/31/1990                   13,143                       13,005
09/30/1990                   13,212                       13,111
10/31/1990                   13,304                       13,255
11/30/1990                   13,460                       13,386
12/31/1990                   13,601                       13,548
01/31/1991                   13,724                       13,672
02/28/1991                   13,829                       13,754
03/31/1991                   13,943                       13,846
04/30/1991                   14,109                       13,977
05/31/1991                   14,216                       14,062
06/30/1991                   14,302                       14,119
07/31/1991                   14,457                       14,242
08/31/1991                   14,661                       14,437
09/30/1991                   14,848                       14,593
10/31/1991                   14,973                       14,750
11/30/1991                   15,132                       14,903
12/31/1991                   15,383                       15,131
01/31/1992                   15,392                       15,107
02/29/1992                   15,465                       15,160
03/31/1992                   15,469                       15,154
04/30/1992                   15,574                       15,293
05/31/1992                   15,729                       15,432
06/30/1992                   15,872                       15,590
07/31/1992                   16,078                       15,765
08/31/1992                   16,181                       15,903
09/30/1992                   16,338                       16,055
10/31/1992                   16,340                       15,959
11/30/1992                   16,345                       15,933
12/31/1992                   16,511                       16,084
01/31/1993                   16,663                       16,251
02/28/1993                   16,856                       16,390
03/31/1993                   16,947                       16,439
04/30/1993                   17,024                       16,541
05/31/1993                   17,039                       16,495
06/30/1993                   17,204                       16,616
07/31/1993                   17,259                       16,655
08/31/1993                   17,423                       16,800
09/30/1993                   17,486                       16,855
10/31/1993                   17,603                       16,888
11/30/1993                   17,616                       16,892
12/31/1993                   17,735                       16,954
01/31/1994                   17,828                       17,063
02/28/1994                   17,747                       16,954
03/31/1994                   17,666                       16,870
04/30/1994                   17,604                       16,810
05/31/1994                   17,581                       16,834
06/30/1994                   17,613                       16,884
07/31/1994                   17,773                       17,029
08/31/1994                   17,844                       17,089
09/30/1994                   17,814                       17,050
10/31/1994                   17,808                       17,088
11/30/1994                   17,808                       17,012
12/31/1994                   17,794                       17,050
01/31/1995                   17,954                       17,288
02/28/1995                   18,177                       17,525
03/31/1995                   18,246                       17,623
04/30/1995                   18,470                       17,780
05/31/1995                   18,801                       18,091
06/30/1995                   18,893                       18,188
07/31/1995                   18,895                       18,263
08/31/1995                   19,095                       18,372
09/30/1995                   19,261                       18,461
10/31/1995                   19,402                       18,617
11/30/1995                   19,623                       18,782
12/31/1995                   19,851                       18,926
01/31/1996                   19,992                       19,087
02/29/1996                   19,858                       19,006
03/31/1996                   19,844                       18,989
04/30/1996                   19,848                       19,005
05/31/1996                   19,862                       19,044
06/30/1996                   20,058                       19,181
07/31/1996                   20,121                       19,256
08/31/1996                   20,215                       19,323
09/30/1996                   20,496                       19,498
10/31/1996                   20,787                       19,717
11/30/1996                   21,064                       19,868
12/31/1996                   21,003                       19,868
01/31/1997                   21,173                       19,962
02/28/1997                   21,253                       20,007
03/31/1997                   21,162                       20,000
04/30/1997                   21,414                       20,163
05/31/1997                   21,589                       20,301
06/30/1997                   21,753                       20,440
07/31/1997                   22,099                       20,665
08/31/1997                   22,081                       20,684
09/30/1997                   22,271                       20,841
10/31/1997                   22,432                       20,996
11/30/1997                   22,492                       21,047
12/31/1997                   22,661                       21,191
01/31/1998                   22,829                       21,396
02/28/1998                   22,902                       21,415
03/31/1998                   22,996                       21,502
04/30/1998                   23,113                       21,603
05/31/1998                   23,256                       21,718
06/30/1998                   23,307                       21,831
07/31/1998                   23,412                       21,933
08/31/1998                   23,499                       22,209
09/30/1998                   23,971                       22,503
10/31/1998                   23,930                       22,613
11/30/1998                   24,064                       22,594
12/31/1998                   24,206                       22,673
01/31/1999                   24,308                       22,763
02/28/1999                   24,174                       22,652
03/31/1999                   24,375                       22,810
04/30/1999                   24,497                       22,883
05/31/1999                   24,414                       22,868
06/30/1999                   24,421                       22,940
07/31/1999                   24,419                       23,012
08/31/1999                   24,431                       23,079
09/30/1999                   24,609                       23,229
10/31/1999                   24,705                       23,291
11/30/1999                   24,806                       23,335
12/31/1999                   24,849                       23,368
01/31/2000                   24,814                       23,359
02/29/2000                   24,987                       23,515
03/31/2000                   25,165                       23,661
04/30/2000                   25,215                       23,722
05/31/2000                   25,286                       23,820
06/30/2000                   25,584                       24,067
07/31/2000                   25,733                       24,219
08/31/2000                   26,013                       24,398
09/30/2000                   26,138                       24,573
10/31/2000                   26,133                       24,705
11/30/2000                   26,331                       24,939
12/31/2000                   26,674                       25,236
01/31/2001                   27,103                       25,552
02/28/2001                   27,230                       25,718
03/31/2001                   27,451                       25,933

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then employs a number of value-adding strategies, including duration management, sector allocation and liquidity management. Investment in a wide range of short-term instruments further enhances total return potential.

* Past performance is no guarantee of future results. The fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rated securities, may at times invest in derivatives and mortgage related securities. See page 36 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 17

A NATIONAL TAX-EXEMPT BOND FUND

PIMCO Municipal Bond Fund

OBJECTIVE:
High current income exempt from federal income tax, consistent with preservation of capital.

PORTFOLIO:
Investment grade municipal bonds.

DURATION RANGE:
3-10 years

FUND INCEPTION DATE:
12/31/97

TOTAL NET ASSETS:
$80.1 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]

Mark McCray
Portfolio Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously he was Co-Head of Municipal Bond Trading at Goldman Sachs & Co. and he has over 10 years of investment experience.


Fund Highlights

 .    10.74% return outpaced Lipper Average.

 .    Fed easing caused municipals to rally, with short-term yields dropping the most.

 .    Quality issue selection boosted returns.

 .    Moving forward, barbell approach should take maximum advantage of Fed easing and attractive risk-adjusted yields among longer-duration issues.

Munis post solid year

PIMCO Municipal Bond Fund delivered strong results for its shareholders, with Class D shares returning 10.74% for the one-year period ended March 31, 2001. This performance was slightly under the Fund's benchmark, the Lehman Municipal Bond Index, which returned 10.93%, but outperformed the Lipper Municipal Debt Fund Average, which returned 9.91%.

Strong bond market

The U.S. economy slowed considerably over the course of our fiscal year. The Federal Reserve began this period with a rate increase aimed at fighting inflation fears and ended the year with three rate cuts (for a total of 150 basis points) aimed at fighting recession. This environment was generally very favorable for bonds, with high quality bonds typically outperforming lower quality securities. Municipal bonds did very well in this environment, with short-term municipal yields falling further than their longer-term counterparts in response to Fed easings.

Issue selection brings results

PIMCO Municipal Bond Fund's emphasis on high quality issues greatly enhanced returns as investors focused on credit quality when attempting to counter diminishing corporate profitability. Quality issue selection also played a key role in increasing returns, helped by above-benchmark allocation to revenue bonds as well as holdings in the healthcare and housing industries, two sectors that are relatively less afflicted by an economic downturn.

     The Fund's below-benchmark duration for most of the year hurt returns due to the overall decline in municipal yields. An underweight position in shorter-maturity bonds also detracted from performance as these were the yields that fell the most in response to Fed easing.

Economic weakness in the near term

We believe that the U.S. economy will continue to struggle over the next two or three quarters, leading a worldwide slowdown. Banks throughout the world, including our own Federal Reserve, will likely cut interest rates in order to mitigate this slowdown. As a result, municipal bonds should produce attractive tax-adjusted returns under weakening U.S. economic growth due to overall solid credit quality in the municipal market and attractive tax-adjusted yields.

     In the months ahead, we intend to target the Municipal Bond Fund's duration slightly above the benchmark as slowing growth puts a cap on longer-term yields and municipal yields rally amid further Fed cuts. We expect to maintain our barbell approach, emphasizing a combination of short-duration issues to take advantage of Fed easing and longer-duration securities to take advantage of attractive risk-adjusted yields. We further hope to maintain our high quality stance in the face of continued economic weakness and credit erosion, but selectively add lower-tier issues where we see value.

18 PIMCO Funds Annual Report | 3.31.01

PIMCO Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                    1 year        3 year        5 year      10 year      Inception
                                                                                                         (12/31/97)
PIMCO Municipal Bond Fund D Shares                  10.74%         4.61%           --           --           4.48%
Lipper Gen. Municipal Debt Fund Avg.                 9.91%         4.04%           --           --             --
Lehman Bros. General Municipal Bond Index           10.93%         5.59%           --           --             --

MATURITY PROFILE

   1-5 years                              37%
   5-10 years                             28%
   10-20 years                            22%
   20-30 years                            13%
   Duration                         7.2 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes              99.3%
   Other                                 0.7%

QUALITY BREAKDOWN

   AAA                                  53.1%
   AA                                   13.6%
   A                                     6.8%
   BBB                                  18.7%
   BB                                    7.8%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                              MUNICIPAL BOND FUND

                                                          Lehman Bros.
                             PIMCO Municipal              Municipal
   MONTH                     Bond Fund                    Bond Index
--------------------------------------------------------------------------------
12/31/1997                   10,000                       10,000
01/31/1998                   10,115                       10,103
02/28/1998                   10,065                       10,106
03/31/1998                   10,070                       10,115
04/30/1998                   10,001                       10,070
05/31/1998                   10,196                       10,229
06/30/1998                   10,228                       10,269
07/31/1998                   10,236                       10,294
08/31/1998                   10,423                       10,454
09/30/1998                   10,560                       10,585
10/31/1998                   10,535                       10,585
11/30/1998                   10,560                       10,622
12/31/1998                   10,569                       10,648
01/31/1999                   10,706                       10,775
02/28/1999                   10,635                       10,727
03/31/1999                   10,641                       10,742
04/30/1999                   10,659                       10,769
05/31/1999                   10,578                       10,707
06/30/1999                   10,381                       10,553
07/31/1999                   10,399                       10,591
08/31/1999                   10,287                       10,506
09/30/1999                   10,270                       10,510
10/31/1999                   10,136                       10,397
11/30/1999                   10,238                       10,507
12/31/1999                   10,139                       10,428
01/31/2000                   10,078                       10,383
02/29/2000                   10,182                       10,504
03/31/2000                   10,411                       10,734
04/30/2000                   10,358                       10,670
05/31/2000                   10,309                       10,615
06/30/2000                   10,541                       10,896
07/31/2000                   10,668                       11,048
08/31/2000                   10,834                       11,218
09/30/2000                   10,824                       11,159
10/31/2000                   10,924                       11,281
11/30/2000                   10,895                       11,367
12/31/2000                   11,143                       11,647
01/31/2001                   11,242                       11,763
02/28/2001                   11,406                       11,800
03/31/2001                   11,529                       11,907

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the overall municipal marketplace change.

* Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest more than 25% of its assets in bond issuers of California and New York. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It is important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 36 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 19

A TAX-EXEMPT BOND FUND

PIMCO NY Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Primarily intermediate maturity municipal securities (exempt from federal and New York income tax).

FUND INCEPTION DATE:
8/31/99

DURATION RANGE:
3-12 years

TOTAL NET ASSETS:
$4.1 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]

Mark McCray
Portfolio Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.


Fund Highlights

 .    12.44% return soundly beat Lipper Average.

 .    Fed easing caused municipals to rally, with short-term yields dropping the most.

 .    Focus on higher quality was key to outperformance.

 .    Foresee relatively strong bond market ahead.

NY Muni beats benchmark

PIMCO NY Municipal Bond Fund delivered strong results for its shareholders, with Class D shares returning 12.44% for the one-year period ended March 31, 2001. This performance beat out the Fund's benchmark, the Lehman NY Insured Municipal Bond Index, which returned 12.13%, and soundly beat the average for its Lipper category, which returned 10.73%.

Strong bond market

Treasury yields fell this year as the U.S. economy slowed considerably. The Federal Reserve began this period with a rate increase aimed at fighting inflation fears and ended the year with three rate cuts (for a total of 150 basis points) aimed at fighting recession. This environment was generally very favorable for bonds, with high quality bonds typically outperforming lower quality securities. Municipal bonds did very well in this environment, with short-term municipal yields falling further than their longer-term counterparts in response to Fed easings.

Issue selection brings results

PIMCO Municipal Bond Fund's emphasis on shorter-maturity bonds helped performance as short-maturity NY municipal yields fell further than their longer-term counterparts. The Fund's bias toward high quality issues also enhanced returns as investors focused on credit quality when attempting to counter deteriorating credit and a slowing economy.

     The Fund's below-benchmark duration for most of the year hurt returns as New York municipal yields fell throughout the course of the year.

Economic weakness in the near term

We believe that the U.S. economy will continue to struggle over the next two or three quarters, leading a worldwide slowdown. Banks throughout the world, including our own Federal Reserve, will cut interest rates in order to mitigate this slowdown. As a result, New York municipal bonds should continue to produce attractive tax-adjusted returns under weakening U.S. economic growth due to their overall solid credit quality and attractive tax-adjusted yields.

     In the months ahead, we intend to target the Fund's duration above the benchmark as a weak economy and the prospects for further Fed easing put a cap on short- and intermediate-term municipal yields. We expect to maintain our barbell approach, emphasizing a combination of short-duration issues to take advantage of Fed easing and longer-duration securities to take advantage of attractive risk-adjusted yields. We further hope to maintain our high quality stance in the face of continued economic weakness and credit erosion, but selectively add lower-tier issues where we see value.

20 PIMCO Funds Annual Report | 3.31.01

PIMCO NY Municipal Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                                    1 year       3 year       5 year       10 year      Inception
                                                                                                                        (8/31/99)
PIMCO NY Municipal Bond Fund D Shares                               12.44%          --           --           --            8.83%
Lipper New York Intermediate Municipal Debt Fund Average             9.91%          --           --           --              --
Lehman Bros. NY Ins. Municipal Bond Index                           12.13%          --           --           --              --
Lehman Bros. Intermediate NY Ins. Municipal Bond Index              10.73%          --           --           --              --

MATURITY PROFILE

   Less than 1 year                       20%
   1-5 years                              33%
   5-10 years                             23%
   10-20 years                             6%
   20-30 years                             9%
   Over 30 years                           9%
   Duration                         5.4 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes              91.8%
   Short-Term Instruments                8.2%

QUALITY BREAKDOWN

   AAA                                  35.1%
   AA                                   20.3%
   A                                    15.5%
   BBB                                  29.1%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                         NEW YORK MUNICIPAL BOND FUND

                                     Lehman Bros.          Lehman Bros.
                    PIMCO NY         NY Interm.            NY Ins.
                    Municipal        Municipal             Municipal
  MONTH             Bond D           Bond Index            Bond Index
--------------------------------------------------------------------------------
08/31/1999          10,000           10,000                10,000
09/30/1999          10,036           10,031                 9,987
10/31/1999           9,954            9,983                 9,848
11/30/1999          10,041           10,062                 9,986
12/31/1999          10,001           10,019                 9,883
01/31/2000           9,951            9,983                 9,826
02/29/2000          10,013           10,037                 9,973
03/31/2000          10,171           10,183                10,227
04/30/2000          10,110           10,146                10,128
05/31/2000          10,073           10,116                10,080
06/30/2000          10,315           10,363                10,407
07/31/2000          10,430           10,499                10,545
08/31/2000          10,641           10,652                10,731
09/30/2000          10,656           10,612                10,665
10/31/2000          10,784           10,707                10,800
11/30/2000          10,849           10,763                10,894
12/31/2000          11,062           10,993                11,235
01/31/2001          11,210           11,176                11,332
02/28/2001          11,295           11,162                11,342
03/31/2001          11,435           11,276                11,467

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the NY municipal marketplace change.

* Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt from federal income tax. The Fund may invest 10% of its assets in high yield bonds, lower-rated securities generally involve greater risk to principal than investments in higher-rated securities and may at times invest in derivatives and mortgage related securities. The Fund may invest at least 65% of its assets in bond issuers of New York exempt from regular federal income tax and New York income tax. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes & may at times be subject to the alternative minimum tax. It's important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. This Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. See page 36 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 21

AN INFLATION-INDEXED BOND FUND

PIMCO Real Return Bond Fund

OBJECTIVE:
Maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:
Primarily inflation-indexed bonds.

DURATION RANGE:
N/A

FUND INCEPTION DATE:
1/29/97

TOTAL NET ASSETS:
$899.1 million

PORTFOLIO MANAGER:
John Brynjolfsson

[PHOTO]

John
Brynjolfsson
Portfolio Manager

A renowned expert in his field, Mr. Brynjolfsson is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. He has 15 years of investment experience.

Fund Highlights

 .    13.99% return beat benchmark and Lipper Average.

 .    Treasury Inflation Protection Securities (TIPS) outperformed conventional bonds as the CPI increased more than the markets expected.

 .    TIPS should continue to do well as the U.S. economic slowdown persists in the months ahead.

Ahead of the competition

PIMCO Real Return Bond Fund continued to deliver strong results to our shareholders in the year ending March 31, 2001. During this time, our 13.99% return for Class D shares topped both the benchmark and the Lipper Short U.S. Government Fund Average. This Fund has now outperformed its Lipper Average for the 1-, 3-year and since-inception periods.

Falling real yields support TIPS

The U.S. economy slowed considerably over the course of our fiscal year. As evidence, consider that the Federal Reserve began this period with a rate increase aimed at fighting inflation fears. The Fed ended the period with three rate cuts (for a total of 150 basis points) aimed at fighting recession. The net result was that real yields (nominal yield minus inflation) fell by an average of 80 basis points over the year. The yields on short and intermediate issues declined more than the yields on longer-term issues.

     Treasury Inflation Protection Securities (TIPS) did very well in this environment, outperforming similar maturity conventional bonds.

Longer duration strategy on the mark

Duration management played an important role in our performance this year. To get the maximum benefit from falling real yields, we maintained a longer-than-benchmark average duration. We also overweighted intermediate maturities, which saw more dramatic yield decreases than longer maturities.

     The Fund's performance was also helped by our above-benchmark exposure to inflation adjustments. This strategy proved effective as the Consumer Price Index increased more than the markets expected.

     Our portfolio yield was enhanced through the use of cash-management strategies. High quality corporate securities and asset-backed securities added value over traditional shorter-term investments.

Favorable outlook for TIPS

We believe the U.S. economy will continue to struggle over the next two to three quarters. We foresee the Federal Reserve easing rates down to 4%, or less, to mitigate the slowdown. TIPS should perform well in this type of market.

     We will be continuing many of our current strategies for the Fund going forward. We intend to keep the duration of the portfolio above-benchmark, with an overweighting in intermediate-maturity TIPS. This should put us in a strong position when the real yield curve steepens in anticipation of more Fed easing. We will also be minimizing exposure to non-U.S. real return bonds, as U.S. real yields are comparatively high.

22 PIMCO Funds Annual Report | 3.31.01

PIMCO Real Return Bond Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                          1 year          3 year        5 year      10 year      Inception
                                                                                                                 (1/29/97)
PIMCO Real Return Bond Fund D Shares                      13.99%          9.25%            --           --           7.66%
Lipper Short U.S. Government Fund Avg.                     9.16%          5.85%            --           --             --
Lehman Bros. Inflation Linked Treas. Index                13.70%          7.94%            --           --             --

MATURITY PROFILE

   Less than 1 year                        6%
   1-5 years                               4%
   5-10 years                             57%
   10-20 years                             1%
   20-30 years                            32%
   Duration                         2.0 years

SECTOR BREAKDOWN

   U.S. Treasury Obligations            62.2%
   Corporate Bonds & Notes              20.6%
   Short-Term Instruments               11.9%
   Other                                 5.3%

QUALITY BREAKDOWN

   AAA                                  76.5%
   AA                                    7.1%
   A                                     8.0%
   BBB                                   5.0%
   BB                                    3.1%
   B                                     0.3%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                               REAL RETURN FUND

                                                               Lehman
                                                               Bros. Infl.
                                   PIMCO Real                  Linked
  MONTH                            Return D                    Treas. Index
--------------------------------------------------------------------------------
01/31/1997                         10,000                      10,000
02/28/1997                         10,031                      10,033
03/31/1997                          9,938                       9,896
04/30/1997                          9,996                       9,956
05/31/1997                         10,053                      10,010
06/30/1997                         10,028                       9,978
07/31/1997                         10,149                      10,072
08/31/1997                         10,167                      10,103
09/30/1997                         10,183                      10,123
10/31/1997                         10,308                      10,227
11/30/1997                         10,359                      10,284
12/31/1997                         10,302                      10,241
01/31/1998                         10,359                      10,291
02/28/1998                         10,344                      10,282
03/31/1998                         10,364                      10,277
04/30/1998                         10,417                      10,315
05/31/1998                         10,456                      10,388
06/30/1998                         10,489                      10,414
07/31/1998                         10,566                      10,463
08/31/1998                         10,570                      10,486
09/30/1998                         10,812                      10,697
10/31/1998                         10,865                      10,721
11/30/1998                         10,846                      10,710
12/31/1998                         10,796                      10,646
01/31/1999                         10,951                      10,769
02/28/1999                         10,923                      10,693
03/31/1999                         10,985                      10,689
04/30/1999                         11,163                      10,760
05/31/1999                         11,240                      10,834
06/30/1999                         11,223                      10,841
07/31/1999                         11,239                      10,835
08/31/1999                         11,293                      10,854
09/30/1999                         11,337                      10,896
10/31/1999                         11,355                      10,918
11/30/1999                         11,439                      10,984
12/31/1999                         11,369                      10,896
01/31/2000                         11,434                      10,945
02/29/2000                         11,514                      11,047
03/31/2000                         11,857                      11,369
04/30/2000                         12,004                      11,520
05/31/2000                         11,967                      11,490
06/30/2000                         12,123                      11,635
07/31/2000                         12,215                      11,734
08/31/2000                         12,327                      11,821
09/30/2000                         12,425                      11,883
10/31/2000                         12,554                      12,026
11/30/2000                         12,735                      12,201
12/31/2000                         12,851                      12,332
01/31/2001                         13,176                      12,590
02/28/2001                         13,417                      12,803
03/31/2001                         13,517                      12,926

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager focuses on duration management and manages yield curve exposure based on the firm's outlook for real yields. Although the Fund is mainly invested in U.S. Treasury-Inflation Protection Securities (TIPS), sector rotation allows the manager to invest in other areas where he finds value on an inflation-adjusted basis.

* Past performance is no guarantee of future results. The fund may invest up to 35% in foreign securities, which may entail greater risk due to foreign economic and political developments. See page 36 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 23

AN INTERMEDIATE DURATION BOND FUND

PIMCO Short Duration Municipal Income Fund

OBJECTIVE:
Seeks high current income exempt from Federal income tax consistent with preservation of capital.

PORTFOLIO:
Short and intermediate maturity municipal securities.

DURATION RANGE:
0-2 years

FUND INCEPTION DATE:
8/31/99

TOTAL NET ASSETS:
$13.7 million

PORTFOLIO MANAGER:
Mark McCray

[PHOTO]

Mark McCray
Portfolio Manager

Mr. McCray is responsible for municipal bond portfolios at PIMCO. Previously Co-Head of Municipal Bond Trading at Goldman Sachs & Co., he has over 10 years of investment experience.


Fund Highlights

 .    Fund generated a respectable 5.78% return underperforming Lipper average by a small margin.

 .    Fed easing caused short-term yields to rally, but the Fund's longer-maturity holdings tempered performance.

 .    Quality issue selection boosted returns.

 .    Anticipate a long duration focus amid expected Fed rate cuts.

Munis post solid year

PIMCO Short Duration Municipal Income Fund Class D shares returned 5.78% for the one-year period ended March 31, 2001. This performance trailed the Fund's benchmark, the Lehman 1-Year Municipal Bond Index, which returned 6.32%, and its Lipper Average, which returned 6.00%.

Fed easing hits yields

The U.S. economy slowed considerably over the course of our fiscal year. The Federal Reserve began this period with a rate increase aimed at fighting inflation fears and ended the year with three rate cuts (for a total of 150 basis points) aimed at fighting recession. Short-term municipal yields fell by more than 100 basis points over the year in response to the aggressive Fed easing. High-quality bonds typically outperformed lower-quality securities, as investors shunned credit risk amid rising defaults and mounting downgrades in the corporate sector.

Issue selection brings results

PIMCO Short Duration Municipal Income Fund maintained an above-benchmark duration for most of the year, and this boosted returns as municipal interest rates fell substantially. Quality issue selection also played a key role in increasing returns, helped by our allocation to insured bonds and real return municipal bonds. An emphasis on high-quality issues further enhanced returns as higher-rated credits generally outperformed lower-quality issues.

     The Fund's above-benchmark holdings of longer-maturity securities hurt performance as shorter-maturity yields fell further than their longer-term counterparts in response to Fed easing.

Economic weakness in the near term

We believe that the U.S. economy will continue to struggle over the next two or three quarters, leading a worldwide slowdown. Banks throughout the world, including our own Federal Reserve, will cut interest rates in order to mitigate this slowdown. As a result, municipal bonds should produce attractive tax-adjusted returns under weakening U.S. economic growth due to overall solid credit quality in the municipal market and attractive tax-adjusted yields.

     In the months ahead, we intend to target the Short Duration Municipal Income Fund's duration above the benchmark as slowing growth and further Fed easing puts a cap on short-and intermediate-term municipal yields. We expect to maintain our emphasis on intermediate-term maturities to take advantage of attractive risk-adjusted yields. We further hope to retain our holdings of real return municipal issues, as well as to maintain our high quality stance in the face of continued economic weakness and credit erosion, keeping the Fund's average credit quality at AA.

24 PIMCO Funds Annual Report | 3.31.01

PIMCO Short Duration Muni. Income Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                              1 year          3 year       5 year      10 year      Inception
                                                                                                                    (8/31/99)
PIMCO Short Duration Municipal Bond Fund D Shares              5.78%             --           --           --           4.89%
Lipper Short Municipal Debt Fund Average                       6.00%             --           --           --             --
Lehman Bros. 1 yr. Municipal Bond Index                        6.32%             --           --           --             --

MATURITY PROFILE

   Less than 1 year                       42%
   1-5 years                              53%
   5-10 years                              5%
   Duration                        1.88 years

SECTOR BREAKDOWN

   Municipal Bonds & Notes              99.8%
   Short-Term Instruments                0.2%

QUALITY BREAKDOWN

   AAA                                  48.3%
   AA                                   23.5%
   A                                     5.0%
   BBB                                  23.2%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                     SHORT DURATION MUNICIPAL INCOME FUND

                                 PIMCO Short            Lehman Bros. 1 yr. Muni.
   MONTH                         Duration D             Index
--------------------------------------------------------------------------------
08/31/1999                       10,000                 10,000
09/30/1999                       10,027                 10,024
10/31/1999                       10,047                 10,046
11/30/1999                       10,076                 10,077
12/31/1999                       10,099                 10,085
01/31/2000                       10,137                 10,124
02/29/2000                       10,152                 10,154
03/31/2000                       10,195                 10,198
04/30/2000                       10,207                 10,222
05/31/2000                       10,222                 10,238
06/30/2000                       10,288                 10,322
07/31/2000                       10,339                 10,380
08/31/2000                       10,396                 10,433
09/30/2000                       10,445                 10,456
10/31/2000                       10,512                 10,505
11/30/2000                       10,537                 10,545
12/31/2000                       10,644                 10,624
01/31/2001                       10,700                 10,751
02/28/2001                       10,748                 10,786
03/31/2001                       10,786                 10,842

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. Rather than stretch for maximum yield, PIMCO's municipal bond team seeks to maximize after-tax total return. The portfolio is scrutinized using a process that models the potential changes in yield and price as the underlying variables of the overall municipal marketplace change.

* Past performance is no guarantee of future results. The Fund may invest at least 80% of its assets in debt securities exempt form federal income tax. The Fund may invest at times in derivatives and mortgage related securities. The Fund may invest more than 25% of its assets in bond issuers of California and New York. The Fund may realize gains and shareholders will incur a tax liability from time to time. Income from the Fund is subject to state and local taxes and may at times be subject to the alternative minimum tax. It's important to note that a fund concentrating in a single state is subject to greater risk of adverse economic conditions and regulatory changes than a fund with broader geographical diversification. See page 36 for Footnotes, which include additional details.

                                          3.31.01 | PIMCO Funds Annual Report 25

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Primarily short-term investment grade bonds.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
10/07/87

TOTAL NET ASSETS:
$651.2 million

PORTFOLIO MANAGER:
Paul McCulley

[PHOTO]

Paul McCulley
Portfolio Manager

Mr. McCulley is Managing Director responsible for supervising short-term investment strategies at PIMCO. He has 19 years of investment experience.

Fund Highlights

 .    7.33% return outpaced Lipper Average.

 .    Fund's performance was supported by a strong U.S. bond market.

 .    Above-Index duration boosted returns.

 .    Continued economic weakness bodes well for higher-quality issues.

Beating its benchmark

I am pleased to report that PIMCO Short-Term Fund delivered strong results for our shareholders, with Class D shares returning 7.33% for the one-year period ended March 31, 2001. The Fund outperformed its benchmark, the Salomon 3-Month Treasury Bill Index, which returned 6.02%, and the Lipper Fund Average for its peers, which returned 7.10%.

Bond market shows strength

PIMCO Short-Term Fund's total return for the year was supported by one of the stronger bond markets in recent years. With the economy slowing sharply, default rates and downgrades rising in the corporate sector and investors anticipating further aggressive Federal Reserve easing, Treasury securities became the bond investment of choice. As a result, yields fell and higher-quality bonds outperformed lower-quality issues.

Longer duration pays off

PIMCO Short-Term Fund's emphasis throughout the year on an above-index duration boosted returns, as short-term interest rates fell substantially. In addition, investment-grade corporate holdings added to returns as Fed easing sparked a renewed belief in the economy that allowed corporates to gain ground. With real yields falling, real return bonds also added to relative returns, outperforming like-duration Treasuries.

     The Fund's small position in below-investment-grade corporate debt hurt performance as corporate profitability eroded and default rates increased.

Economic weakness to continue

We believe that growth will weaken globally, led by the U.S., which will continue to struggle over the next two or three quarters. We expect to maintain our extended duration position as weaker growth puts a cap on interest rates and benefits bond prices. Longer duration will also offset refinancing risk arising from mortgage holdings, which are expected to remain an emphasis in the portfolio given their relatively high yields and strong credit quality.

     Additionally, we intend to take advantage of relatively high yield premiums on select short-maturity, high-quality corporate issues.

26 PIMCO Funds Annual Report | 3.31.01

PIMCO Short-Term Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                  1 year          3 year        5 year     10 year      Inception
                                                                                                        (10/7/87)
PIMCO Short-Term Fund D Shares                     7.33%           5.84%         6.21%       5.56%          6.19%
Lipper Ultra-Short Obligations Fund Avg.           7.10%           5.69%         5.81%       5.43%            --
Salomon Brothers 3-Mo. T-bill Index                6.02%           5.29%         5.27%       4.84%            --

MATURITY PROFILE

   Less than 1 year                       83%
   1-5 years                               7%
   5-10 years                             10%
   Duration                         0.5 years

SECTOR BREAKDOWN

   Corporate Bonds & Notes              35.4%
   U.S. Treasury Obligations            25.0%
   Mortgage-Backed Securities           15.9%
   U.S Government Agencies              13.8%
   Asset-Backed Securities               5.3%
   Other                                 4.6%

QUALITY BREAKDOWN

   AAA                                  44.4%
   AA                                   10.7%
   A                                    23.9%
   BBB                                  18.3%
   BB                                    2.7%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                                SHORT-TERM FUND

                             PIMCO Short-                 Solomon Bros.
   MONTH                     Term D                       3-month T-Bill
--------------------------------------------------------------------------------
10/31/1987                   10,000                       10,000
11/30/1987                   10,056                       10,051
12/31/1987                   10,114                       10,099
01/31/1988                   10,181                       10,148
02/29/1988                   10,222                       10,194
03/31/1988                   10,276                       10,244
04/30/1988                   10,330                       10,294
05/31/1988                   10,386                       10,347
06/30/1988                   10,443                       10,401
07/31/1988                   10,495                       10,460
08/31/1988                   10,560                       10,520
09/30/1988                   10,627                       10,583
10/31/1988                   10,718                       10,648
11/30/1988                   10,787                       10,715
12/31/1988                   10,849                       10,785
01/31/1989                   10,925                       10,858
02/28/1989                   11,000                       10,934
03/31/1989                   11,093                       11,013
04/30/1989                   11,176                       11,095
05/31/1989                   11,275                       11,179
06/30/1989                   11,358                       11,257
07/31/1989                   11,452                       11,336
08/31/1989                   11,511                       11,413
09/30/1989                   11,588                       11,487
10/31/1989                   11,695                       11,565
11/30/1989                   11,771                       11,640
12/31/1989                   11,837                       11,717
01/31/1990                   11,892                       11,794
02/28/1990                   11,964                       11,865
03/31/1990                   12,042                       11,945
04/30/1990                   12,090                       12,022
05/31/1990                   12,202                       12,104
06/30/1990                   12,280                       12,183
07/31/1990                   12,364                       12,263
08/31/1990                   12,428                       12,343
09/30/1990                   12,509                       12,418
10/31/1990                   12,603                       12,495
11/30/1990                   12,702                       12,569
12/31/1990                   12,803                       12,650
01/31/1991                   12,893                       12,723
02/28/1991                   12,962                       12,785
03/31/1991                   13,020                       12,851
04/30/1991                   13,100                       12,913
05/31/1991                   13,172                       12,975
06/30/1991                   13,219                       13,035
07/31/1991                   13,296                       13,097
08/31/1991                   13,379                       13,159
09/30/1991                   13,452                       13,217
10/31/1991                   13,528                       13,275
11/30/1991                   13,561                       13,328
12/31/1991                   13,615                       13,377
01/31/1992                   13,665                       13,424
02/29/1992                   13,691                       13,466
03/31/1992                   13,716                       13,512
04/30/1992                   13,772                       13,555
05/31/1992                   13,814                       13,600
06/30/1992                   13,868                       13,640
07/31/1992                   13,923                       13,681
08/31/1992                   13,958                       13,720
09/30/1992                   13,994                       13,754
10/31/1992                   14,008                       13,788
11/30/1992                   14,025                       13,823
12/31/1992                   14,066                       13,860
01/31/1993                   14,112                       13,897
02/28/1993                   14,149                       13,929
03/31/1993                   14,214                       13,964
04/30/1993                   14,262                       13,998
05/31/1993                   14,318                       14,033
06/30/1993                   14,374                       14,068
07/31/1993                   14,425                       14,104
08/31/1993                   14,463                       14,141
09/30/1993                   14,499                       14,176
10/31/1993                   14,550                       14,213
11/30/1993                   14,604                       14,249
12/31/1993                   14,672                       14,286
01/31/1994                   14,697                       14,323
02/28/1994                   14,713                       14,357
03/31/1994                   14,690                       14,398
04/30/1994                   14,713                       14,441
05/31/1994                   14,724                       14,488
06/30/1994                   14,791                       14,538
07/31/1994                   14,861                       14,590
08/31/1994                   14,919                       14,644
09/30/1994                   14,935                       14,698
10/31/1994                   14,974                       14,758
11/30/1994                   14,986                       14,820
12/31/1994                   15,050                       14,889
01/31/1995                   15,126                       14,957
02/28/1995                   15,265                       15,023
03/31/1995                   15,298                       15,097
04/30/1995                   15,462                       15,169
05/31/1995                   15,618                       15,243
06/30/1995                   15,670                       15,315
07/31/1995                   15,764                       15,388
08/31/1995                   15,836                       15,461
09/30/1995                   15,984                       15,530
10/31/1995                   16,099                       15,602
11/30/1995                   16,248                       15,670
12/31/1995                   16,386                       15,743
01/31/1996                   16,465                       15,813
02/29/1996                   16,495                       15,878
03/31/1996                   16,548                       15,945
04/30/1996                   16,625                       16,010
05/31/1996                   16,712                       16,079
06/30/1996                   16,804                       16,147
07/31/1996                   16,851                       16,216
08/31/1996                   16,957                       16,287
09/30/1996                   17,120                       16,357
10/31/1996                   17,257                       16,429
11/30/1996                   17,412                       16,498
12/31/1996                   17,480                       16,569
01/31/1997                   17,583                       16,641
02/28/1997                   17,662                       16,706
03/31/1997                   17,671                       16,779
04/30/1997                   17,772                       16,851
05/31/1997                   17,900                       16,925
06/30/1997                   18,018                       16,996
07/31/1997                   18,158                       17,070
08/31/1997                   18,213                       17,143
09/30/1997                   18,335                       17,215
10/31/1997                   18,377                       17,291
11/30/1997                   18,460                       17,363
12/31/1997                   18,563                       17,438
01/31/1998                   18,673                       17,515
02/28/1998                   18,738                       17,585
03/31/1998                   18,863                       17,662
04/30/1998                   18,950                       17,736
05/31/1998                   19,036                       17,813
06/30/1998                   19,100                       17,886
07/31/1998                   19,215                       17,961
08/31/1998                   19,223                       18,038
09/30/1998                   19,351                       18,112
10/31/1998                   19,425                       18,184
11/30/1998                   19,491                       18,252
12/31/1998                   19,573                       18,319
01/31/1999                   19,649                       18,387
02/28/1999                   19,730                       18,449
03/31/1999                   19,870                       18,520
04/30/1999                   19,961                       18,588
05/31/1999                   19,965                       18,659
06/30/1999                   20,035                       18,728
07/31/1999                   20,105                       18,801
08/31/1999                   20,171                       18,876
09/30/1999                   20,262                       18,950
10/31/1999                   20,360                       19,027
11/30/1999                   20,455                       19,103
12/31/1999                   20,537                       19,186
01/31/2000                   20,584                       19,270
02/29/2000                   20,704                       19,353
03/31/2000                   20,838                       19,444
04/30/2000                   20,915                       19,535
05/31/2000                   21,028                       19,631
06/30/2000                   21,159                       19,723
07/31/2000                   21,269                       19,818
08/31/2000                   21,403                       19,916
09/30/2000                   21,527                       20,016
10/31/2000                   21,622                       20,120
11/30/2000                   21,797                       20,223
12/31/2000                   21,971                       20,330
01/31/2001                   22,123                       20,436
02/28/2001                   22,269                       20,524
03/31/2001                   22,369                       20,614

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The Fund then employs a variety of value-added strategies geared to enhance yield, including duration extension, credit quality positioning, cost-effective trading and investment in an expanded set of financial instruments.

* Past performance is no guarantee of future results. The fund may invest up to 5% in foreign securities, which may entail greater risk due to foreign economic and political developments. Investment in high yield, lower rated securities generally involves greater risk to principal than investment in higher rated securities. See page 36 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 27

AN ENHANCED INDEX STOCK FUND

PIMCO StocksPLUS Fund

OBJECTIVE:
Total return which exceeds that of the S&P 500.

PORTFOLIO:
Primarily S&P 500 Index futures and short-term bonds.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
5/13/93

TOTAL NET ASSETS:
$1.0 billion

PORTFOLIO MANAGER:
Bill Gross

[PHOTO]

Bill Gross
Portfolio Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Recently, Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund Highlights

 .    Fund slightly outperformed the S&P 500 Index in line with its objective.

 .    Strong bond market helped returns, but couldn't overcome the stock market correction.

 .    High quality bonds should remain the focus this year.

What is StocksPLUS?

PIMCO StocksPLUS Fund is an enhanced index stock fund that seeks total return in excess of the Standard & Poor's 500 Index (S&P 500) through investment in S&P 500 futures. These futures are purchased with a small percentage of the Fund's assets, freeing the remaining assets for investment in an actively managed portfolio of short-term, investment-grade bonds that can add incremental return beyond that of the S&P 500.

S&P 500 melts down

As its returns tend to shadow the S&P 500, the Fund had a difficult year, with Class D shares declining 21.27% for the one-year period ended March 31, 2001. This return slightly outperformed the S&P 500, which fell 21.68%, as well as the Lipper Large-Cap Core Fund Average, which fell 22.12%.

Bonds can't carry stock wipeout

Slow growth in the U.S., combined with three rate cuts by the Federal Reserve, drove Treasury yields down and bond prices up over the past year. That same slow growth, combined with a flight to quality, severely hurt returns in the equity markets. Generally, higher-quality bonds outperformed lower-quality bonds as defaults and downgrades increased within the corporate bond market.

Mortgage-backed securities stay strong

The StocksPLUS Fund's above-index duration boosted overall returns as short-term interest rates fell significantly. The Fund's fixed-income holdings in higher-quality areas of the bond market like mortgage-backed securities helped performance due to their relatively high yields and lower volatility. Real return bonds also boosted returns as real yields fell.

     The Fund's modest exposure to lower-quality, high-yield bonds hurt performance as concerns about a slowing economy drove investors to higher-quality areas of the bond market.

Economic weakness in the near term

We believe that the U.S. economy will continue to struggle over the next two or three quarters, leading a worldwide slowdown. Banks throughout the world, including our own Federal Reserve, will cut interest rates in order to mitigate this slowdown. In general, we expect bonds to perform relatively well in this environment, with higher-quality areas of the bond market doing best as credit deterioration continues amid slower growth.

     Going forward, we expect to maintain duration at or near the one-year maximum as slowing growth puts a ceiling on rates. This should also help to offset refinancing risk from mortgage holdings, which we expect to continue emphasizing in order to take advantage of relatively high yields and strong credit quality. We also expect to take advantage of relatively high yield premiums on select short-maturity, high-quality corporate issues and continue to favor real return bonds as real yields are expected to decline in the face of slowing global economic activity.

28 PIMCO Funds Annual Report | 3.31.01

PIMCO StocksPLUS Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                 1 year          3 year          5 year       10 year      Inception
                                                                                                           (5/13/93)
PIMCO StockPLUS Fund D Shares                   -21.27%          2.63%           13.61%           --          15.44%
Lipper Large-Cap Core Fund Avg.                 -22.12%          1.88%           11.64%           --             --
S&P 500 Index                                   -21.68%          3.05%           14.18%           --             --

MATURITY PROFILE

   Less than 1 year                       39%
   1-5 years                              61%
   Duration                         1.1 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities           49.7%
   Corporate Bonds & Notes              19.1%
   U.S. Treasury Obligations             8.7%
   Sovereign Issues                      7.6%
   Short-Term Instruments                6.7%
   Asset-Backed Securities               6.3%
   Other                                 1.9%

QUALITY BREAKDOWN

   AAA                                  74.0%
   AA                                    6.4%
   A                                     3.4%
   BBB                                  11.2%
   BB                                    5.0%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                                STOCKSPLUS FUND
                                                          S&P 500
   MONTH                     StocksPLUS D                 Index
--------------------------------------------------------------------------------
05/31/1993                   10,000                       10,000
06/30/1993                   10,054                       10,029
07/31/1993                   10,025                        9,989
08/31/1993                   10,411                       10,368
09/30/1993                   10,301                       10,288
10/31/1993                   10,526                       10,501
11/30/1993                   10,409                       10,401
12/31/1993                   10,585                       10,527
01/31/1994                   10,939                       10,885
02/28/1994                   10,595                       10,589
03/31/1994                   10,123                       10,128
04/30/1994                   10,248                       10,258
05/31/1994                   10,437                       10,426
06/30/1994                   10,207                       10,170
07/31/1994                   10,600                       10,504
08/31/1994                   11,078                       10,935
09/30/1994                   10,891                       10,668
10/31/1994                   11,064                       10,907
11/30/1994                   10,719                       10,510
12/31/1994                   10,857                       10,666
01/31/1995                   11,155                       10,943
02/28/1995                   11,650                       11,369
03/31/1995                   11,964                       11,705
04/30/1995                   12,349                       12,049
05/31/1995                   12,903                       12,531
06/30/1995                   13,183                       12,822
07/31/1995                   13,586                       13,247
08/31/1995                   13,679                       13,280
09/30/1995                   14,255                       13,841
10/31/1995                   14,232                       13,791
11/30/1995                   14,912                       14,397
12/31/1995                   15,185                       14,674
01/31/1996                   15,726                       15,174
02/29/1996                   15,767                       15,314
03/31/1996                   15,975                       15,462
04/30/1996                   16,174                       15,690
05/31/1996                   16,530                       16,094
06/30/1996                   16,687                       16,156
07/31/1996                   15,903                       15,442
08/31/1996                   16,237                       15,768
09/30/1996                   17,182                       16,655
10/31/1996                   17,726                       17,114
11/30/1996                   19,038                       18,408
12/31/1996                   18,619                       18,043
01/31/1997                   19,761                       19,171
02/28/1997                   19,907                       19,321
03/31/1997                   18,999                       18,527
04/30/1997                   20,172                       19,633
05/31/1997                   21,444                       20,828
06/30/1997                   22,332                       21,761
07/31/1997                   24,168                       23,493
08/31/1997                   22,851                       22,177
09/30/1997                   24,037                       23,392
10/31/1997                   23,258                       22,610
11/30/1997                   24,204                       23,657
12/31/1997                   24,640                       24,063
01/31/1998                   24,975                       24,329
02/28/1998                   26,649                       26,084
03/31/1998                   27,970                       27,420
04/30/1998                   28,309                       27,695
05/31/1998                   27,734                       27,219
06/30/1998                   28,816                       28,325
07/31/1998                   28,496                       28,023
08/31/1998                   24,133                       23,972
09/30/1998                   25,972                       25,507
10/31/1998                   28,021                       27,582
11/30/1998                   29,610                       29,254
12/31/1998                   31,470                       30,940
01/31/1999                   32,524                       32,233
02/28/1999                   31,425                       31,232
03/31/1999                   32,735                       32,481
04/30/1999                   34,041                       33,739
05/31/1999                   33,146                       32,943
06/30/1999                   35,058                       34,771
07/31/1999                   33,901                       33,685
08/31/1999                   33,715                       33,519
09/30/1999                   32,953                       32,600
10/31/1999                   35,049                       34,663
11/30/1999                   35,610                       35,367
12/31/1999                   37,625                       37,451
01/31/2000                   35,672                       35,570
02/29/2000                   35,102                       34,896
03/31/2000                   38,401                       38,310
04/30/2000                   37,203                       37,157
05/31/2000                   36,411                       36,394
06/30/2000                   37,314                       37,292
07/31/2000                   36,817                       36,708
08/31/2000                   39,266                       38,988
09/30/2000                   37,110                       36,930
10/31/2000                   36,917                       36,774
11/30/2000                   34,115                       33,875
12/31/2000                   34,419                       34,040
01/31/2001                   35,733                       35,248
02/28/2001                   32,417                       32,034
03/31/2001                   30,236                       30,005

Investment Process
--------------------------------------------------------------------------------
Taking an innovative approach, the Fund combines a non-leveraged position in S&P 500 Index futures with an actively managed, short duration fixed-income portfolio. In doing so, the Fund seeks to capture the performance of the S&P 500 Index plus an incremental return based on the fixed income component. The manager adds value primarily through duration management, credit risk management and investment in a variety of high quality, short-term securities.

* Past performance is no guarantee of future results. This Fund may invest substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rated securities, may at times invest in derivatives and mortgage related securities. See page 36 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 29

A STOCK AND BOND FUND

PIMCO Strategic Balanced Fund

OBJECTIVE:
Maximum total return.

PORTFOLIO:
S&P 500 Index futures and short-and intermediate-term investment grade bonds.

DURATION RANGE:
0-6 years

FUND INCEPTION DATE:
6/28/96

TOTAL NET ASSETS:
$74.5 million

PORTFOLIO MANAGER:
Bill Gross

[PHOTO]

Bill Gross
Portfolio Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Recently, Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund Highlights

 .    Fund outperformed its benchmark for the 1-year period.

 .    Bond holdings tempered stock decline.

 .    Bonds should perform relatively well in the months ahead amidst continued
     economic weakness.

Balance holds steady

PIMCO Strategic Balanced Fund is designed to provide broad exposure to both stocks and bonds by investing in a blended portfolio made up of the PIMCO StocksPLUS Fund and PIMCO Total Return Fund. The Fund's Class D shares returned -8.65% for the one-year period ended March 31, 2001, underperforming the Lipper Balanced Fund Average, which returned -6.26%. The Fund did, however, outperform its benchmark--a blend of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index--which returned -9.09%. The Fund also outpaced its Lipper Average over the 3-year and since-inception periods.

Bond returns beat out stocks

Slow growth in the U.S., combined with three rate cuts by the Federal Reserve, drove Treasury yields down and bond prices up over the past year. That same slow growth combined with a flight to quality severely hurt returns in the equity markets. Generally, higher quality bonds outperformed lower quality bonds as defaults and downgrades increased within the corporate bond market. The Fund's asset allocation at the end of the quarter modestly favored stocks, with a 53% weight for stocks and a 47% weight for bonds.

Focus on bonds boosts returns

The Strategic Balanced Fund's slight overweight toward bonds for much of the year boosted overall returns, while falling interest rates helped the short-term bonds backing its equity exposure. The Fund's fixed-income exposure to higher quality areas of the bond market like mortgage-backed securities helped performance due to their relatively high yields and lower volatility. More importantly, the Fund's substantial underweighting to lower quality, high yield corporate bonds dramatically enhanced returns. Real return bonds also boosted returns as real yields fell.

     Compared to the benchmark, the Fund's underweight in corporates hurt returns in the first quarter of 2001. For most of the year, however, this strategy proved correct. But, when the Fed began easing rates, we saw a short-lived rally in the corporate bond market. Our minimal exposure meant we did not reap all the benefits of that rally. Additionally, the Fund's small Euro position was slightly negative as the Euro failed to rally against the dollar as U.S. growth slowed and growth in Europe remained solid.

Economic weakness in the near term

We believe that the U.S. economy will continue to struggle over the next two or three quarters, leading a worldwide slowdown. Banks throughout the world, including our own Federal Reserve, will cut interest rates in order to mitigate this slowdown. In general, we expect bonds to perform relatively well in this environment, with higher quality areas of the bond market doing best as credit deterioration continues amid slower growth.

     We anticipate targeting a neutral 60/40 percent equity/bond mix in the months ahead in light of stock market volatility and the potential for still further corporate earnings disappointments. In particular, we will extend our fixed-income duration one year above the benchmark and maintain our high quality focus, with an emphasis on short-term Eurozone issues.

30 PIMCO Funds Annual Report | 3.31.01

PIMCO Strategic Balanced Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                   1 year        3 year        5 year      10 year      Inception
                                                                                                        (6/28/96)
PIMCO Strategic Balanced Fund D Shares             -8.65%         3.84%           --           --          11.23%
Lipper Balanced Fund Average                       -6.26%         3.26%           --           --             --
60% S&P 500 40% LBAG                               -9.09%         5.01%           --           --             --
S&P 500 Index                                     -21.68%         3.05%           --           --             --

SECTOR BREAKDOWN

   StocksPLUS Fund                       55.0%
   Total Return Fund                     39.2%
   Short-Term Instruments                 5.8%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                            STRATEGIC BALANCED FUND

                                                      Lipper
                PIMCO Strategic     60% S&P 500       Balanced          S&P 500
   MONTH        Balanced D          40% LBAG          Fund Avg.         Index
--------------------------------------------------------------------------------
06/30/1996      10,000              10,000            10,000            10,000
07/31/1996       9,732               9,746             9,743             9,558
08/31/1996       9,881               9,863             9,896             9,760
09/30/1996      10,348              10,264            10,262            10,309
10/31/1996      10,626              10,525            10,480            10,593
11/30/1996      11,213              11,075            10,968            11,394
12/31/1996      11,007              10,902            10,834            11,168
01/31/1997      11,467              11,324            11,165            11,866
02/28/1997      11,532              11,388            11,206            11,959
03/31/1997      11,156              11,057            10,880            11,468
04/30/1997      11,661              11,520            11,208            12,152
05/31/1997      12,145              11,984            11,666            12,892
06/30/1997      12,504              12,363            12,041            13,470
07/31/1997      13,267              13,086            12,726            14,542
08/31/1997      12,798              12,602            12,322            13,727
09/30/1997      13,255              13,090            12,814            14,479
10/31/1997      13,068              12,904            12,581            13,995
11/30/1997      13,409              13,286            12,811            14,643
12/31/1997      13,611              13,477            13,001            14,895
01/31/1998      13,798              13,635            13,092            15,059
02/28/1998      14,345              14,221            13,611            16,145
03/31/1998      14,823              14,678            14,028            16,972
04/30/1998      14,952              14,797            14,125            17,143
05/31/1998      14,787              14,700            13,982            16,848
06/30/1998      15,216              15,109            14,235            17,533
07/31/1998      15,122              15,025            14,068            17,346
08/31/1998      13,711              13,819            12,856            14,838
09/30/1998      14,513              14,480            13,411            15,789
10/31/1998      15,155              15,156            13,913            17,073
11/30/1998      15,631              15,742            14,422            18,108
12/31/1998      16,218              16,305            14,954            19,151
01/31/1999      16,608              16,760            15,193            19,952
02/28/1999      16,063              16,331            14,829            19,332
03/31/1999      16,585              16,759            15,195            20,105
04/30/1999      16,988              17,170            15,693            20,884
05/31/1999      16,636              16,866            15,452            20,391
06/30/1999      17,252              17,406            15,878            21,522
07/31/1999      16,872              17,051            15,581            20,851
08/31/1999      16,806              16,996            15,418            20,747
09/30/1999      16,627              16,796            15,220            20,179
10/31/1999      17,287              17,459            15,662            21,456
11/30/1999      17,458              17,671            15,831            21,892
12/31/1999      18,013              18,261            16,299            23,181
01/31/2000      17,238              17,687            15,890            22,017
02/29/2000      17,097              17,572            15,852            21,600
03/31/2000      18,169              18,696            16,786            23,713
04/30/2000      17,757              18,337            16,479            22,999
05/31/2000      17,643              18,108            16,324            22,527
06/30/2000      17,890              18,526            16,585            23,083
07/31/2000      17,847              18,420            16,540            22,722
08/31/2000      18,648              19,213            17,278            24,133
09/30/2000      17,992              18,653            16,915            22,859
10/31/2000      17,978              18,655            16,900            22,762
11/30/2000      17,433              17,894            16,286            20,968
12/31/2000      17,644              18,079            16,692            21,070
01/31/2001      18,117              18,583            17,046            21,818
02/28/2001      17,234              17,631            16,384            19,828
03/31/2001      16,598              16,996            15,855            18,572

Investment Process
--------------------------------------------------------------------------------
The Strategic Balanced Fund seeks to provide broad exposure to both equity and fixed income classes. The Fund's equity exposure is achieved by investment in the PIMCO StocksPLUS Fund and the fixed income exposure is obtained by investment in the PIMCO Total Return Fund. Allocation decisions are based on PIMCO's consensus economic forecasts of business cycle phases.

* Past performance is no guarantee of future results. The fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. The Fund may invest up to 10% in high yield securities, lower rated securities generally involves greater risk to principal than investment in higher rated securities, may at times invest in derivatives and mortgage related securities. See page 36 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 31

AN INTERMEDIATE DURATION BOND FUND

PIMCO Total Return Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily an intermediate-term portfolio of investment grade bonds.

DURATION RANGE:
3-6 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$42.5 billion

PORTFOLIO MANAGER:
Bill Gross

[PHOTO]

Bill Gross
Portfolio Manager

Managing Director and co-founder of PIMCO, Mr. Gross is widely regarded as the world's foremost fixed income authority. He has over 30 years of investment experience. Recently, Mr. Gross and the PIMCO bond team were named Morningstar's 2000 Fixed Income Manager of the Year--making them the only two-time winner of the prestigious award.

Fund Highlights

 .    12.44% return soundly beat Lipper Average.

 .    Returns were buoyed by a strong bond market.

 .    Focus on higher quality key to outperformance.

 .    Foresee relatively strong bond market ahead.

A very good year

I am pleased to report that PIMCO Total Return Fund delivered strong results for our shareholders, with Class D shares returning 12.44% for the one-year period ended March 31, 2001. This performance slightly trailed the Fund's benchmark, but once again soundly beat the Lipper Intermediate Investment-Grade Debt Fund Average.

A lift from the market

The Fund's performance was supported by one of the strongest bond markets in recent history, with the Lehman Brothers Aggregate Bond Index, a good proxy for the bond market as a whole, up 12.53% for the year ending March 31, 2001. The market thrived on signs of a slowing economy and three Federal Reserve rate cuts totaling 150 basis points.

Higher quality focus

PIMCO Total Return Fund's focus on higher quality areas of the bond market greatly enhanced performance during this year. In particular, compared to the benchmark, we were overweighted in mortgage-backed securities, which provided relatively high yields and lower market volatility. In addition, our above-average duration for much of the year helped performance as interest rates in general fell.

     The Fund's corporate bond exposure first helped and then hindered performance for the year. Compared to the benchmark, the Fund was very underweight in lower-quality high-yield corporates. For most of the year, this strategy proved correct. But, when the Fed began easing rates in the first quarter of 2001, we saw a short-lived rally in the corporate bond market. Our minimal exposure meant we did not reap all the benefits of that rally.

Bond market should hold steady

We believe that the U.S. economy will continue to struggle over the next two to three quarters. We expect bonds to perform relatively well in this environment, although risks of credit erosion remain a very real concern.

     As for the Fund, we anticipate keeping duration about one year above the benchmark and remaining focused on high quality issues. In terms of sector strategies, we plan to continue overweighting mortgages, which we believe still offer relatively high yields and strong credit quality. We also plan to overweight real return bonds. We expect to underweight the Fund's corporate holdings because of the weaker growth and profit forecasts. But, we will selectively add top-quality corporate issues with compelling valuations. Elsewhere, we will look to increase the Fund's exposure to core European bonds, which should offer value as the economy slows and the European Central Bank eases interest rates.

32 PIMCO Funds Annual Report | 3.31.01

PIMCO Total Return Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                        1 year         3 year        5 year     10 year      Inception
                                                                                                             (5/11/87)
PIMCO Total Return Fund D Shares                        12.44%          7.15%         7.98%       8.78%          8.98%
Lipper Intermediate Investment Grade Debt Fund Avg.     11.21%          5.86%         6.61%       7.57%            --
Lehman Bros. Agg. Bond Index                            12.53%          6.88%         7.48%       7.98%            --

MATURITY PROFILE

   Less than 1 year                        2%
   1-5 years                              54%
   5-10 years                             20%
   10-20 years                             9%
   20-30 years                            14%
   Over 30 years                           1%
   Duration                         5.6 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities           50.8%
   Corporate Bonds & Notes              23.1%
   U.S. Treasury Obligations             8.9%
   Short-Term Instruments                7.7%
   Other                                 9.5%

QUALITY BREAKDOWN

   AAA                                  73.5%
   AA                                    4.1%
   A                                    14.3%
   BBB                                   6.9%
   BB                                    1.2%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                               TOTAL RETURN FUND
                                                          Lehman Bros.
                             PIMCO Total                  Agg. Bond
   MONTH                     Return D                     Index
--------------------------------------------------------------------------------
05/31/1987                   10,000                       10,000
06/30/1987                   10,125                       10,138
07/31/1987                   10,098                       10,130
08/31/1987                   10,072                       10,076
09/30/1987                    9,819                        9,861
10/31/1987                   10,129                       10,212
11/30/1987                   10,201                       10,294
12/31/1987                   10,291                       10,434
01/31/1988                   10,708                       10,801
02/29/1988                   10,828                       10,929
03/31/1988                   10,729                       10,827
04/30/1988                   10,671                       10,768
05/31/1988                   10,615                       10,696
06/30/1988                   10,867                       10,954
07/31/1988                   10,849                       10,897
08/31/1988                   10,899                       10,925
09/30/1988                   11,103                       11,172
10/31/1988                   11,275                       11,383
11/30/1988                   11,172                       11,244
12/31/1988                   11,218                       11,257
01/31/1989                   11,354                       11,419
02/28/1989                   11,279                       11,336
03/31/1989                   11,330                       11,385
04/30/1989                   11,580                       11,624
05/31/1989                   11,859                       11,929
06/30/1989                   12,256                       12,292
07/31/1989                   12,512                       12,554
08/31/1989                   12,293                       12,368
09/30/1989                   12,352                       12,431
10/31/1989                   12,645                       12,737
11/30/1989                   12,752                       12,858
12/31/1989                   12,775                       12,893
01/31/1990                   12,558                       12,740
02/28/1990                   12,588                       12,781
03/31/1990                   12,575                       12,790
04/30/1990                   12,394                       12,673
05/31/1990                   12,797                       13,048
06/30/1990                   13,011                       13,258
07/31/1990                   13,219                       13,441
08/31/1990                   13,007                       13,261
09/30/1990                   13,018                       13,371
10/31/1990                   13,195                       13,541
11/30/1990                   13,525                       13,832
12/31/1990                   13,759                       14,048
01/31/1991                   13,892                       14,222
02/28/1991                   14,083                       14,343
03/31/1991                   14,257                       14,442
04/30/1991                   14,487                       14,598
05/31/1991                   14,591                       14,684
06/30/1991                   14,610                       14,676
07/31/1991                   14,817                       14,880
08/31/1991                   15,216                       15,202
09/30/1991                   15,572                       15,510
10/31/1991                   15,728                       15,682
11/30/1991                   15,860                       15,826
12/31/1991                   16,396                       16,296
01/31/1992                   16,258                       16,074
02/29/1992                   16,398                       16,179
03/31/1992                   16,331                       16,088
04/30/1992                   16,412                       16,204
05/31/1992                   16,749                       16,510
06/30/1992                   16,957                       16,737
07/31/1992                   17,367                       17,078
08/31/1992                   17,511                       17,251
09/30/1992                   17,784                       17,456
10/31/1992                   17,624                       17,224
11/30/1992                   17,635                       17,228
12/31/1992                   17,940                       17,502
01/31/1993                   18,266                       17,838
02/28/1993                   18,670                       18,150
03/31/1993                   18,775                       18,226
04/30/1993                   18,934                       18,353
05/31/1993                   18,974                       18,376
06/30/1993                   19,382                       18,709
07/31/1993                   19,496                       18,815
08/31/1993                   19,935                       19,145
09/30/1993                   20,011                       19,197
10/31/1993                   20,149                       19,269
11/30/1993                   19,967                       19,105
12/31/1993                   20,129                       19,209
01/31/1994                   20,369                       19,468
02/28/1994                   20,000                       19,130
03/31/1994                   19,572                       18,658
04/30/1994                   19,374                       18,509
05/31/1994                   19,277                       18,507
06/30/1994                   19,202                       18,466
07/31/1994                   19,592                       18,832
08/31/1994                   19,643                       18,856
09/30/1994                   19,390                       18,578
10/31/1994                   19,362                       18,562
11/30/1994                   19,361                       18,521
12/31/1994                   19,349                       18,648
01/31/1995                   19,691                       19,017
02/28/1995                   20,148                       19,470
03/31/1995                   20,336                       19,589
04/30/1995                   20,687                       19,863
05/31/1995                   21,337                       20,631
06/30/1995                   21,320                       20,783
07/31/1995                   21,326                       20,736
08/31/1995                   21,651                       20,986
09/30/1995                   21,917                       21,191
10/31/1995                   22,243                       21,466
11/30/1995                   22,719                       21,788
12/31/1995                   23,106                       22,094
01/31/1996                   23,290                       22,240
02/29/1996                   22,718                       21,854
03/31/1996                   22,536                       21,702
04/30/1996                   22,437                       21,580
05/31/1996                   22,372                       21,536
06/30/1996                   22,725                       21,825
07/31/1996                   22,780                       21,885
08/31/1996                   22,754                       21,848
09/30/1996                   23,271                       22,229
10/31/1996                   23,869                       22,721
11/30/1996                   24,428                       23,111
12/31/1996                   24,117                       22,896
01/31/1997                   24,202                       22,966
02/28/1997                   24,250                       23,023
03/31/1997                   23,950                       22,768
04/30/1997                   24,376                       23,109
05/31/1997                   24,620                       23,327
06/30/1997                   24,903                       23,604
07/31/1997                   25,592                       24,240
08/31/1997                   25,365                       24,034
09/30/1997                   25,771                       24,388
10/31/1997                   26,075                       24,742
11/30/1997                   26,189                       24,856
12/31/1997                   26,491                       25,106
01/31/1998                   26,896                       25,428
02/28/1998                   26,815                       25,408
03/31/1998                   26,898                       25,497
04/30/1998                   26,998                       25,630
05/31/1998                   27,306                       25,873
06/30/1998                   27,565                       26,092
07/31/1998                   27,650                       26,148
08/31/1998                   28,085                       26,573
09/30/1998                   28,919                       27,196
10/31/1998                   28,716                       27,052
11/30/1998                   28,817                       27,205
12/31/1998                   28,987                       27,287
01/31/1999                   29,155                       27,482
02/28/1999                   28,613                       27,002
03/31/1999                   28,850                       27,152
04/30/1999                   28,986                       27,238
05/31/1999                   28,667                       26,999
06/30/1999                   28,612                       26,913
07/31/1999                   28,498                       26,799
08/31/1999                   28,515                       26,785
09/30/1999                   28,826                       27,096
10/31/1999                   28,915                       27,196
11/30/1999                   28,976                       27,194
12/31/1999                   28,817                       27,063
01/31/2000                   28,664                       26,974
02/29/2000                   29,011                       27,300
03/31/2000                   29,431                       27,660
04/30/2000                   29,343                       27,581
05/31/2000                   29,331                       27,568
06/30/2000                   29,944                       28,142
07/31/2000                   30,214                       28,397
08/31/2000                   30,682                       28,809
09/30/2000                   30,783                       28,990
10/31/2000                   30,971                       29,182
11/30/2000                   31,569                       29,659
12/31/2000                   32,203                       30,209
01/31/2001                   32,667                       30,703
02/28/2001                   32,974                       30,971
03/31/2001                   33,100                       31,126

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO investment professionals develop a 3 to 5-year outlook for the global economy and interest rates. Quarterly meetings are then held to forecast specific influencing factors, including interest rate volatility, yield curve movements and credit trends. Taken together, these sessions set the basic portfolio parameters. Bottom-up strategies are then meshed with the top-down strategies to create value.

* Past performance is no guarantee of future results. The fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments. Investment in high yield, lower rated securities generally involves greater risk to principal than investment in higher rated securities. Mortgage-backed securities may be sensitive to changes in prevailing interest rates, when they rise the value generally declines. There is no assurance that the private guarantors or insurers will meet their obligations. See page 36 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 33

AN INTERMEDIATE DURATION BOND FUND

PIMCO Total Return Mortgage Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily mortgage-backed securities.

DURATION RANGE:
2-6 years

FUND INCEPTION DATE:
7/31/97

TOTAL NET ASSETS:
25.1 million

PORTFOLIO MANAGER:
Scott Simon

[PHOTO]

Scott Simon
Portfolio Manager

An acclaimed expert in his field, Mr. Simon is head of mortgage securities at PIMCO and is a senior member of its portfolio management and investment strategy groups. He has 18 years of investment experience.

Fund Highlights

 .    12.69% return surpassed benchmark and Lipper Average.

 .    Slowing U.S. economy was positive for bond performance.

 .    Above-index duration helped relative return.

 .    Continued economic weakness bodes well for high-quality mortgages, especially GNMA issues.

Returns outpace benchmark

PIMCO Total Return Mortgage Fund Class D shares returned 12.69% for the one-year period ended March 31, 2001. This performance surpassed our benchmark and the Lipper U.S. Mortgage Fund Average. The Fund also outperformed its Lipper Average for the 3-year and since-inception periods.

Strong bond market

The U.S. economy slowed considerably over the year ending March 31, 2001. While we started this period with the Fed raising rates on inflation fears, we ended with three consecutive rate cuts (for a total of 150 basis points). This environment was generally very favorable for bonds. But, we also saw downgrades and defaults, driving investors toward higher-quality securities.

     As for the mortgage-backed market, the lower rates encouraged homeowners to refinance, increasing the risk of prepayment. We believe, however, that the additional yield offered by mortgage-backed securities offsets that risk.

Longer duration boosts return

To get the maximum benefit from falling rates, we kept the Fund's duration slightly longer than its benchmark. This strategy was instrumental in helping us to outperform our benchmark.

     Protecting ourselves against prepayment risk was also a significant factor in our relative performance last year. For example, our investments in Commercial Mortgage Backed Securities (CMBS) enhanced returns, because these securities are less vulnerable to prepayment risk.

     The Fund's relative performance was hindered slightly by our GNMA investments, at the expense of Freddie Mac and Fannie Mae. Our strategy was based on investors' concerns that the federal government would restrict the activities of Freddie Mac and Fannie Mae. These concerns abated, however, and these issues actually outperformed GNMA.

Quality is the watchword

We believe that the U.S. economy will continue to struggle over the next several quarters. Banks worldwide will most likely ease rates to mitigate this slowdown, including our own Federal Reserve. In general we expect bonds to perform relatively well in this environment, with higher-quality areas doing best.

     Our strategy for the Fund in this type of market is to maintain our above-index duration and our focus on quality. In terms of specific sector plays, we intend to stay overweighted in GNMA securities, as their government guaranty becomes more valuable when credit quality is deteriorating. These securities also add yield during a period of decreasing interest rates.

34 PIMCO Funds Annual Report | 3.31.01

PIMCO Total Return Mortgage Fund Performance & Statistics

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/01

                                                     1 year          3 year        5 year      10 year      Inception
                                                                                                            (7/31/97)
PIMCO Total Return Mortgage Fund D Shares            12.69%           7.27%           --           --           7.72%
Lipper U.S. Mortgage Fund Avg.                       11.48%           6.08%           --           --             --
Lehman Brothers Mortgage Index                       12.64%           6.97%           --           --             --

MATURITY PROFILE

   Less than 1 year                        7%
   1-5 years                              68%
   5-10 years                             20%
   10-20 years                             2%
   20-30 years                             2%
   Over 30 years                           1%
   Duration                         3.2 years

SECTOR BREAKDOWN

   Mortgage-Backed Securities           83.4%
   Short-Term Instruments               15.3%
   Other                                 1.3%

QUALITY BREAKDOWN

   AAA                                  97.1%
   AA                                    2.9%

CHANGE IN VALUE For periods ended 3/31/01

                                    [GRAPH]

                          TOTAL RETURN MORTGAGE FUND

                             PIMCO Total
                             Return Mort.                 Lehman
   MONTH                     Fund D                       Mortgage Index
--------------------------------------------------------------------------------
07/31/1997                   10,000                       10,000
08/31/1997                   10,007                        9,976
09/30/1997                   10,162                       10,103
10/31/1997                   10,310                       10,215
11/30/1997                   10,356                       10,248
12/31/1997                   10,475                       10,342
01/31/1998                   10,587                       10,445
02/28/1998                   10,604                       10,467
03/31/1998                   10,641                       10,511
04/30/1998                   10,711                       10,570
05/31/1998                   10,801                       10,641
06/30/1998                   10,869                       10,691
07/31/1998                   10,910                       10,746
08/31/1998                   11,038                       10,843
09/30/1998                   11,160                       10,974
10/31/1998                   11,113                       10,960
11/30/1998                   11,159                       11,015
12/31/1998                   11,187                       11,061
01/31/1999                   11,253                       11,140
02/28/1999                   11,192                       11,096
03/31/1999                   11,262                       11,170
04/30/1999                   11,315                       11,222
05/31/1999                   11,252                       11,159
06/30/1999                   11,237                       11,120
07/31/1999                   11,193                       11,045
08/31/1999                   11,184                       11,044
09/30/1999                   11,324                       11,223
10/31/1999                   11,386                       11,288
11/30/1999                   11,439                       11,294
12/31/1999                   11,411                       11,267
01/31/2000                   11,335                       11,169
02/29/2000                   11,502                       11,298
03/31/2000                   11,653                       11,422
04/30/2000                   11,611                       11,430
05/31/2000                   11,603                       11,435
06/30/2000                   11,817                       11,680
07/31/2000                   11,931                       11,755
08/31/2000                   12,126                       11,933
09/30/2000                   12,245                       12,056
10/31/2000                   12,327                       12,143
11/30/2000                   12,523                       12,326
12/31/2000                   12,759                       12,524
01/31/2001                   12,957                       12,719
02/28/2001                   13,075                       12,792
03/31/2001                   13,135                       12,866

Investment Process
--------------------------------------------------------------------------------
The top-down investment process starts with an annual secular forum at which PIMCO develops a 3 to 5-year outlook for the global economy and interest rates. This helps set the basic portfolio parameters. The manager then seeks to add value primarily through interest rate strategies and by exploiting many areas of the mortgage market. PIMCO's advanced proprietary analytics are critical to issue selection and risk management.

* Past performance is no guarantee of future results. This Fund concentrates on investments in mortgage securities, which may entail greater risk than a fully diversified fund. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, securities less than AAA ratings but not lower than BBB ratings and may invest in derivative instruments. See page 36 for additional footnotes, which include additional information.

                                          3.31.01 | PIMCO Funds Annual Report 35

Footnotes

The following notes and definitions should help provide a more complete understanding of the performance figures.

Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Emerging Markets Bond, Global Bond II & Real Return Bond Fund Instl. shares and Class D shares commenced operations on the same day, but for the rest of the PIMS Funds the returns represent the blended performance of the Fund's Class D shares and the prior performance of the Fund's Institutional shares, adjusted, as necessary, to reflect Class D share current sales charges and different operating expenses. The Class D shares were first offered in 4/98 for the PIMS Funds except CA Intermediate Municipal D on 1/00, CA Muni D on 5/00, NY Municipal D on 1/00 and Short-Duration Municipal on 1/00.

The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. Duration is a measure of the Fund's price sensitivity expressed in years. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with class A shares. Money market funds are neither insured nor guaranteed by FDIC or any other government agency and there can be no assurance that any money market fund will be able to maintain a net asset value of $1.00 per share. Savings accounts & CD's are guaranteed as to repayment of principal and interest by an agency of the U.S. government. However, the investment return and principal value of bonds and bond funds will fluctuate. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

Lehman CA Intermediate Index is an unmanaged index comprised of California Municipal Bond issues with a maturity range of 5-10 Years. Lehman CA Insured Muni. is an unmanaged index comprised of insured California Municipal Bond Issues. First Boston Convertible Bond Index is an unmanaged market index comprised of convertible bonds. J.P. Morgan Emerging Markets Bond Index tracks total returns for Brady Bonds. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Nigeria, Panama, Peru, Poland and Venezuela. J.P. Morgan Non-U.S. (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. J.P. Morgan Global (Hedged) is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. Lehman Intermediate BB High Yield is an unmanaged market index comprised of various fixed income securities rated BB. Lehman Long Term Treasury is an unmanaged index comprised of various fixed income maturities greater than 10 years. Merrill Lynch 1-3 Yr. Treasury is an unmanaged market index made up of U.S. Treasury issues with maturities from 1-3 years. Salomon 3-month T-bill is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. Lehman General Municipal is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one-year. Lehman NY Insured Muni is an unmanaged index comprised of insured New York Municipal Bond issues.

Lehman Inflation Linked Treasury is an unmanaged market index comprised of all U.S. Inflation Linked Treasuries. S&P 500 Index is an unmanaged market index generally considered to be representative of the stock market as a whole. 60% S&P/ 40% LBAG is an unmanaged index comprised of 60% of the return of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index. Lehman Aggregate Bond is an unmanaged market index representative of the U.S. Taxable fixed income universe. Lehman Mortgage is an unmanaged market index representing fixed rate mortgage issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in an unmanaged index.

The funds also offer other share classes, which are subject to different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information regarding such classes may be obtained by calling 1-888-87-PIMCO. For additional details on the Funds, contact your financial advisor to receive a current prospectus that contains more complete information, including charges and expenses. Please read the prospectus carefully before you invest or send money. PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcofunds.com, 1-888-87-PIMCO.

36 PIMCO Funds Annual Report | 3.31.01

PIMCO Schedule of Investments Class D
California Intermediate Municipal Bond Fund
March 31, 2001

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 100.4%
--------------------------------------------------------------------------------
California 75.1%

A B C California Unified School District
General Obligation, (FGIC Insured), Series 2000
0.000% due 08/01/2029                                 $     1,715   $       384

A B C California Unified School District
General Obligation, (FGIC Insured), Series 2001
0.000% due 08/01/2026                                       1,600           422
0.000% due 08/01/2027                                       1,145           286
0.000% due 08/01/2028                                       1,310           310
0.000% due 08/01/2030                                       1,850           390
0.000% due 08/01/2031                                       1,285           257
0.000% due 08/01/2032                                       1,965           373
0.000% due 08/01/2033                                       1,670           300
0.000% due 08/01/2034                                       1,755           299

Alameda, California Harbor Bay Business
Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012                                       3,500         3,506

Anaheim, California Public Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027                                         150           157

Antioch, California Public Financing Authority
Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008                                         495           509

California Educational Facilities Authority Revenue Bonds,
Series 1997-A 5.700% due 10/01/2015                           135           146

California Health Facilities Financing Authority Revenue
Bonds, (CA MTG Insured), Series 2000
5.000% due 09/01/2010                                         350           366

California Health Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 1998-A
5.375% due 08/15/2030                                       1,100         1,117

California Health Facilities Financing Authority
Revenue Bonds, Series 1998-B
5.250% due 10/01/2014                                       3,000         3,025

California Housing Financial Agency Revenue
Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011                                         100           108

California Pollution Central Financing Authority
Revenue Bonds, (MBIA Insured), Series 1996
5.350% due 12/01/2016                                       1,000         1,013

California Pollution Control Financing Authority
Revenue Bonds, Series 1999-A
4.500% due 08/01/2003                                         150           152

California State Department of Water Resources
Central Valley Project Revenue Bonds, Series 1993
5.700% due 12/01/2016                                       1,750         1,829

California State Department Veteran Affairs
Home Revenue Bonds, Series 2000-B
4.900% due 12/01/2005                                         500           507

California State General Obligation Bonds, (FGIC Insured),
Series 1997 5.000% due 10/01/2004                             325           343

California State General Obligation Bonds, (MBIA Insured),
Series 1991 6.600% due 02/01/2011                           1,000         1,187

California State General Obligation Bonds, (MBIA Insured),
Series 1992 7.500% due 10/01/2007                             400           482

California State General Obligation Bonds,
Series 1991 6.500% due 09/01/2010                           1,730         2,037

California State General Obligation Bonds, Series 1997-BL
5.300% due 12/01/2012                                         400           421

California State General Obligation Bonds, Series 2000
5.250% due 03/01/2005                                         100           106
5.250% due 03/01/2013                                         300           318
5.700% due 12/01/2032                                       1,775         1,811
6.310% due 01/01/2027 (d)                                   1,500         1,435

California State General Obligation Bonds, Series 2001
5.500% due 03/01/2012                                       2,000         2,183
5.125% due 03/01/2031                                         500           497

California State Public Works Board Lease Revenue Bonds,
Series 1994-A 6.375% due 11/01/2014                           500           560

California Statewide Communities Development Authority
Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025                                       2,000         2,010

California Statewide Communities Development Authority
Certificates of Participation, (AMBAC Insured), Series 1995
3.600% due 07/01/2015 (d)                                   1,100         1,100

California Statewide Communities Development Authority
Certificates of Participation, Series 1994
6.500% due 07/01/2015                                       1,000         1,115

California Statewide Communities Development Authority
Revenue Bonds, Series 2001
5.125% due 10/01/2030                                       1,950         1,925

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds, Series 1997
7.100% due 09/01/2021                                       2,000         2,357

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                       1,500         1,483

Chico, California Public Financing Authority Revenue
Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011                                         485           512

Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017                                         230           239
6.400% due 09/01/2018                                         120           124

Corona, California Community Facilities District
Special Tax Bonds, Series 1998
5.875% due 09/01/2023                                       1,000           996

East Bay, California Municipal District Wastewater
Treatment System Revenue, Series 1993
5.550% due 06/01/2020 (d)                                   6,000         6,328

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 6.420% due 06/01/2013                           3,450         3,749

East Bay, California Regional Park District General
Obligation Bonds, Series 1998
5.000% due 09/01/2017                                       2,000         2,025

Evergreen, California School District General
Obligation Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005                                        465           586
10.000% due 09/01/2006                                        380           497

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 37

California Intermediate Municipal Bond Fund
March 31, 2001

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
Foothill Eastern Corridor Agency California Toll Road
Revenue Bonds, Series 1995
0.000% due 01/01/2026                                 $     1,000   $      272

Foothill Eastern Transportation Corridor Agency Toll
Road Revenue Bonds, (MBIA Insured), Series 1999
5.875% due 01/15/2027                                       2,500        1,630

Fresno, California Special Tax, Series 1998
4.750% due 09/01/2005                                         980           983

Livermore Valley, California Joint Unified School District
General Obligation Bonds, (MBIA Insured), Series 2000
6.500% due 08/01/2003                                       1,000         1,073

Livermore-Amador Water Management Agency California
Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 08/01/2031                                       3,500         3,441

Long Beach, California Harbor Revenue Bonds,
(MBIA Insured), Series 1995 6.500% due 05/15/2005             220           243

Long Beach, California Harbor Revenue Bonds,
Series 1993 4.700% due 05/15/2004                             150           155

Los Angeles County, California Transportation Commission
Certificates of Participation, Series 1992-B
6.250% due 07/01/2004                                         500           527

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Revenue Bonds, Series 1984
7.550% due 11/01/2008                                         390           435

Los Angeles, California State Building Authority Lease
Revenue Bonds, Series 1999-A
4.600% due 10/01/2007                                         150           157

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010                                          30            32

Metropolitan Water District Southern California General
Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007                                         150           177

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.050% due 10/30/2020 (d)                                     600           623

Orange County, California Community Facilities
District Special Tax, Series 2000
5.600% due 08/15/2011                                         455           460
5.700% due 08/15/2012                                         485           490
5.800% due 08/15/2013                                         600           604
6.200% due 08/15/2018                                       1,025         1,033

Orange County, California Local Transportation Authority Sales
Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011                                       3,250         3,816

Orange County, California Revenue Bonds, (MBIA Insured),
Series 1995-A 6.000% due 06/01/2010                         1,000         1,148

Oxnard, California Improvement Bond Act 1915 Special
Assessment, Series 1997
5.500% due 09/02/2004                                       1,205         1,232

Pacific Housing & Finance Agency, California Revenue
Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004                                         250           259

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                       1,000           999

Port of Oakland, California Revenue Bonds, (FGIC Insured),
Series 2000 5.500% due 11/01/2009                             500           546

Rancho, California Water District Financing Authority
Revenue Bonds, (FGIC Insured), Series 1995
5.875% due 11/01/2010                                         900           989

Redding, California Electric System Revenue
Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019                                         500           516

Riverside County, California Asset Leasing Corp.
Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010                                         250           273

Sacramento County, California Sanitation District Financing
Authority Revenue Bonds, Series 2000-A
4.900% due 12/01/2007                                       1,000         1,068
5.100% due 12/01/2009                                       1,000         1,082
5.100% due 12/01/2010                                       1,000         1,083

Sacramento, California Municipal Utility District Electric
Revenue, Series 1993 5.300% due 11/15/2005                  2,500         2,649

Sacramento, California Municipal Utility District Revenue Bonds,
Series 1983-M 9.000% due 04/01/2013                           960         1,287

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FGIC Insured),
Series 1996-12-A 5.625% due 05/01/2005                        400           428

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (FSA Insured),
Series 1998-16A 5.500% due 05/01/2015                         300           315

San Francisco, California City & County Airport Commission
International Airport Revenue Bonds, (MBIA Insured),
Series 1996-14A 8.000% due 05/01/2005                         500           578

San Francisco, California City & County Airport Common
International Airport Revenue Bonds, Series 1998
4.500% due 05/01/2026                                       1,750         1,584

San Jose, California Multifamily Housing Revenue Bonds,
(LOC-Bay View Bank N.A. & LOC-Federal Home Loan Bank Insured),
Series 1999 4.950% due 06/01/2039                           1,000         1,046

San Jose, California Redevelopment Agency Tax
Allocation, (MBIA Insured), Series 1993
6.000% due 08/01/2010                                         600           690

San Pablo, California Redevelopment Agency Revenue
Bonds, Series 1979 8.000% due 10/01/2011                      135           160

Santa Margarita/Dana Point Authority, California Revenue
Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006                                         150           176

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                         150           154

Stockton, California Certificates of Participation,
Series 1999 4.750% due 08/01/2006                             120           125

West Sacramento California Import Bridge Act 1915,
Series 1998 4.800% due 09/02/2002                           1,160         1,166

Western Riverside County, California Regional Wastewater
Authority Revenue Bonds, (LOC-Dexia Credit Local France),
Series 1996 3.600% due 04/01/2028                           1,400         1,400
                                                                    -----------
                                                                         88,986
                                                                    -----------

38 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
Illinois 1.3%
Illinois Educational Facilities Authority Revenues,
Series 1993 1.000% due 07/01/2012                     $     1,400   $     1,499
                                                                    -----------

New Hampshire 2.3%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014                                       2,690         2,748
                                                                    -----------

Puerto Rico 17.7%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 5.750% due 07/01/2020                           5,000         5,182

Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                       3,000         3,497

Puerto Rico Commonwealth General Obligation Bonds,
(MBIA Insured), Series 1995 5.200% due 07/01/2006             410           441


Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Bonds, Series 1993-X
5.200% due 07/01/2003                                         500           518
5.350% due 07/01/2005                                       5,000         5,233

Puerto Rico Commonwealth Infrastructure Financing Authority
Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010                                         150           163

Puerto Rico Electric Power Authority Power Revenue Bonds,
Series 1995-X 6.125% due 07/01/2021                           500           559

Puerto Rico Industrial Tourist Educational, Medical &
Environmental Control Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2005                                         250           260

Puerto Rico Industrial Tourist Environmental Central
Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004                                         150           155

Puerto Rico Municipal Finance Agency General Obligation
Bonds, (FSA Insured), Series 1999-A
5.000% due 08/01/2004                                       1,000         1,050

Puerto Rico Public Finance Corp. Revenue Bonds,
(AMBAC Insured), Series 1998-A 5.000% due 06/01/2007          500           535

University of Puerto Rico Revenues Bonds,
(MBIA Insured), Series 1995 6.250% due 06/01/2006           3,000         3,368
                                                                    -----------
                                                                         20,961
                                                                    -----------

Virgin Islands 4.0%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008                                       3,000         3,197
5.500% due 10/01/2007                                       1,500         1,599
                                                                    -----------
                                                                          4,796
                                                                    -----------
Total Municipal Bonds & Notes                                           118,990
(Cost $113,888)                                                     -----------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (b)(c)                               219           223
                                                                    -----------
Total U.S. Treasury Obligations                                             223
(Cost $219)                                                         -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 0.2%
--------------------------------------------------------------------------------
Money Market Fund 0.2%
Reich & Tang California Money Market(12,497)
   2.630% due 04/02/2001                              $       267   $       267
                                                                    -----------
Total Short-Term Instruments                                                267
(Cost $267)                                                         -----------

Total Investments (a) 100.8%                                        $   119,480
(Cost $114,374)

Other Assets and Liabilities (Net)(0.8%)                                 (1,016)
                                                                    -----------

Net Assets 100.0%                                                   $   118,464
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $114,374 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     5,137

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (31)
                                                                    -----------

Unrealized appreciation-net                                         $     5,106
                                                                    -----------

(b) Securities with an aggregate market value of $223 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                             # of    Unrealized
Type                                                    Contracts  Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (06/2001)                           50  $         92
                                                                   ------------

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of March 31, 2001.

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 39

PIMCO Schedule of Investments Class D
California Municipal Bond Fund
March 31, 2001

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 95.6%
--------------------------------------------------------------------------------
California 65.3%
California Health Facilities Financing Authority
Revenue Bonds, Series 1998
3.800% due 09/01/2028                                 $       100   $       100

California Pollution Control Financing Authority
Revenue Bonds, Series 1991 3.600% due 10/01/2011 (d)          300           300

California State Department Water Center
Revenue Bonds, Series 1993
8.375% due 12/01/2003                                         150           169

California State General Obligation, Series 2001
5.125% due 03/01/2031                                         625           621

California Statewide Communities Development Authority
Revenue Bonds, Series 2001
5.125% due 10/01/2030                                         400           395

Capistrano, California Unified School District Community
Facilities District Special Tax Bonds, Series 1999
5.700% due 09/01/2020                                         400           395

Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018                                         125           130

Corona, California Community Facilities District Special
Tax Bonds, Series 1998 5.875% due 09/01/2023                  150           149

East Bay, California Municipal Utility District Wastewater
Treatment System Revenue Bonds, (AMBAC Insured),
Series 1993 6.420% due 06/01/2013 (d)                         400           435

Foothill Eastern Transportation Corridor Agency Toll Road
Revenue Bonds, (MBIA Insured), Series 1999
0.000% due 01/15/2027                                         500           326

Irvine Ranch California Water District Certificate Participation,
(LOC-Toronto Dominio Bank Insured), Series 1986
3.600% due 08/01/2016 (d)                                     300           300

Livermore-Amador Water Management Agency California
Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 08/01/2031                                         200           197

Los Angeles County, California Transportation Commission
Certificates of Participation, Series 1992-B
6.250% due 07/01/2004                                         500           527

Los Angeles County, Caliifornia Metropolitan Transportation
Authority Sales Tax Revenue Bonds, Series 1999
4.750% due 07/01/2026                                         500           472

Los Angeles, California Department of0 Water & Power
Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034                                         350           387

Metropolitan Water District Southern California
Revenue Bonds, Series 1993
6.370% due 10/30/2020 (d)                                     200           207

Orange County, California Local Transportation Authority Sales
Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011                                         750           881

Orange County, California Revenue Bonds,
(MBIA Insured), Series 1995-A
6.000% due 06/01/2010                                         400           459

Orange County, California Santa Ana District Certificate Participation, (SPA-DEXIA Public Finance Insured), Series 2000
3.600% due 08/01/2030 (d)                                     400           400

Pioneers Memorial Healthcare District, California General
Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024                                         400           400

San Francisco, California City & County Airport Common
International Airport Revenue Bonds, Series 1998
4.500% due 05/01/2026                                         500           453

San Jose, California Redevelopment Agency Tax Allocation,
(MBIA Insured), Series 1993 6.000% due 08/01/2010             300           345

Southern California Public Power Authority Revenue Bonds,
(FSA-CR Insured), Series 1993 5.000% due 07/01/2015           110           112

Tustin, California Import Bridge Act 1915 Special Assessment,
(LOC- KBC Bank Insured), Series 1996
3.600% due 09/02/2013 (d)                                     100           100
                                                                    -----------
                                                                          8,260
                                                                    -----------
New Jersey 4.4%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998 6.375% due 04/01/2031                      555           562
                                                                    -----------
Puerto Rico 22.5%
Childrens Trust Fund Tobacco Settlement
Revenue Bonds, Series 2000
5.750% due 07/01/2020                                         500           518

Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009                                       2,000         2,332
                                                                    -----------
                                                                          2,850
                                                                    -----------
Virgin Islands 3.4%
Virgin Islands Public Finance Authority Revenue Bonds,
Series 1998-C 5.500% due 10/01/2008                           405           432
                                                                    -----------

Total Municipal Bonds & Notes                                            12,104
(Cost $11,670)                                                      -----------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 0.9%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (b)(c)                               109           111
                                                                    -----------
Total U.S. Treasury Obligations                                             111
(Cost $109)                                                         -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 0.8%
--------------------------------------------------------------------------------
Money Market Fund 0.8%
Reich & Tang California Money Market
   2.630% due 04/02/2001                                      105           105
                                                                    -----------
Total Short-Term Instruments                                                105
(Cost $105)                                                         -----------

Total Investments (a) 97.3%                                         $    12,320
(Cost $11,884)

Other Assets and Liabilities (Net) 2.7%                                     337
                                                                    -----------
Net Assets 100.0%                                                   $    12,657
                                                                    -----------

40 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $11,883 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $       439

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                             (2)
                                                                    -----------

Unrealized appreciation-net                                         $       437
                                                                    -----------

(b) Securities with an aggregate market value of $109 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                           # of      Unrealized
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
Municipal Bond CBT (06/2001)                                  9  $           (8)

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of March 31, 2001.

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 41

PIMCO Schedule of Investments Class D
Convertible Fund
March 31, 2001

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES (c)(d) 56.9%
--------------------------------------------------------------------------------
Banking & Finance 2.8%
Hellenic Finance
   2.000% due 07/15/2003                             EC       500   $       440
JMH Finance Ltd.
   4.750% due 09/06/2007                              $     1,200         1,226
Swiss Life Finance Ltd.
   2.000% due 05/20/2003                             E        600           505
   0.750% due 05/20/2005                             S        750           429
                                                                    -----------
                                                                          2,600
                                                                    -----------
Energy 1.2%
Diamond Offshore Drilling
   3.750% due 02/15/2007                              $     1,060         1,077
                                                                    -----------
Health Care 6.3%
Millennium Pharmaceuticals
   5.500% due 01/15/2007                                    1,500         1,513
Roche Holdings, Inc.
   0.010% due 01/19/2015                                    3,650         2,665
Wellpoint Health Network, Inc.
   0.000% due 07/02/2019                                    2,000         1,613
                                                                    -----------
                                                                          5,791
                                                                    -----------
Industrial 23.0%
Allergan, Inc.
   0.000% due 11/01/2020                                    2,600         1,619
Burr-Brown Corp.
   4.250% due 02/15/2007                                    1,000         1,110
Celestica, Inc.
   0.000% due 08/01/2020                                    3,500         1,247
Comverse Technology, Inc.
   1.500% due 12/01/2005                                    2,000         1,713
Corning, Inc.
   0.000% due 11/08/2015                                    1,700         1,003
Dupont Photomasks, Inc.
   0.000% due 07/24/2004                                    1,300         1,181
Exodus Communications, Inc.
   5.250% due 02/15/2008                                    2,000         1,320
   4.750% due 07/15/2008                                    2,000         1,073
Omnicom Group, Inc.
   2.250% due 01/06/2013                                      550           960
Sanmina Corp.
   4.250% due 05/01/2004                                    1,200         1,353
Solectron Corp.
   0.000% due 01/27/2019                                    2,625         1,280
   0.000% due 05/08/2020                                    2,500         1,259
Tyco International Ltd.
   0.000% due 11/17/2020                                    3,300         2,446
Universal Health Services
   0.426% due 06/23/2020                                    2,000         1,183
Young & Rubicam, Inc.
   3.000% due 01/15/2005                                    2,500         2,344
                                                                    -----------
                                                                         21,091
                                                                    -----------
Technology 11.0%
Analog Devices, Inc.
   4.750% due 10/01/2005                                    1,700         1,509
ASM Lithography Holding
   2.500% due 04/09/2005                             NL     1,500           783
Bisys Group, Inc.
   4.000% due 03/15/2006                              $     1,250         1,313
Juniper Networks, Inc.
   4.750% due 03/15/2007                                    2,000         1,465
Lattice Semiconductor Co.
   4.750% due 11/01/2006                                      600           662
STMicroelectronics NV
   0.010% due 09/22/2009                                      900           960
U.S. Cellular Corp.
   0.010% due 06/15/2015                                    3,350         1,968
VERITAS Software Corp.
   1.856% due 08/13/2006                                    1,000         1,441
                                                                    -----------
                                                                         10,101
                                                                    -----------
Utilities 12.6%
AES Corp.
   4.500% due 08/15/2005                              $       750   $     1,407
Alliant Energy Resources, Inc.
   7.250% due 02/15/2030                                       33         1,541
AT&T - Liberty Media Group
   4.000% due 11/15/2029                                    2,200         1,436
   3.500% due 01/15/2031                                    1,500         1,127
Cienna Corp.
   3.750% due 02/01/2008                                    2,000         1,563
Comcast Corp.
   0.000% due 12/19/2020                                    1,000           820
Kerr-McGee Corp.
   5.250% due 02/15/2010                                    1,000         1,235
Nabors Industries, Inc.
   0.000% due 02/05/2021                                    2,000         1,156
Nextel Communications, Inc.
   5.250% due 01/15/2010                                    2,000         1,293
                                                                    -----------
                                                                         11,578
                                                                    -----------
Total Convertible Bonds & Notes                                          52,238
(Cost $61,854)                                                      -----------
--------------------------------------------------------------------------------
   CONVERTIBLE PREFERRED STOCK 34.6%
--------------------------------------------------------------------------------
                                                           Shares

Banking & Finance 4.7%
Metlife Capital Trust I Cvt. Pfd.
   8.000% due 05/15/2003                                   41,000         3,875
Union Pacific Capital Trust Cvt. Pfd.
   6.250% due 04/21/2028                                    9,200           453
                                                                    -----------
                                                                          4,328
                                                                    -----------
Energy 12.8%
Apache Corp. Cvt. Pfd.
   6.500% due 05/15/2002                                   37,000         1,796
Kerr-McGee Corp. Cvt. Pfd.
   5.500% due 08/01/2004                                   58,900         3,156
Mirant Trust I Cvt. Pfd.
   6.250% due 10/01/2030                                   50,000         3,725
Valero Energy Cvt. Pfd.
   7.750% due 08/18/2003                                  100,500         3,035
                                                                    -----------
                                                                         11,712
                                                                    -----------
Industrial 10.6%
Cox Communications, Inc. Cvt. Pfd.
   7.000% due 08/16/2002                                   46,000         2,736
Express Scripts Exchange Trust Cvt.
Pfd.
   7.000% due 11/15/2003                                   26,000         2,053
Qwest Trends Trust Cvt. Pfd.
   5.750% due 11/17/2003                                   25,000         1,534
Tribune Co. Cvt. Pfd.
   2.000% due 05/15/2029                                   35,100         3,405
                                                                    -----------
                                                                          9,728
                                                                    -----------
Utilities 6.5%
AES Trust VII Cvt. Pfd.
   6.000% due 05/15/2008                                   24,400         1,565
Duke Energy Corp. Cvt. Pfd.
   8.250% due 05/18/2004                                  100,000         2,724
Enron Corp. Cvt. Pfd.
   7.000% due 07/31/2002                                   28,000         1,026
MediaOne Group, Inc. Cvt. Pfd.
   6.250% due 08/15/2001                                    9,500           625
                                                                          5,940
                                                                    -----------
Total Convertible Preferred Stock                                        31,708
(Cost $28,836)                                                      -----------

42 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                                          Value
                                                           Shares        (000s)
--------------------------------------------------------------------------------
   COMMON STOCKS 2.7%
--------------------------------------------------------------------------------
Communications 0.0%
Leap Wireless International,Inc. (b)                          344   $        10
                                                                    -----------
Health Care 0.6%
Elan Corp. PLC (b)                                         10,114           528
                                                                    -----------
Technology 2.1%
AOL Time Warner, Inc. (b)                                   2,100            84
EMC Corp. (b)                                              60,668         1,784
McData Corp. `A' (b)                                        2,233            42
                                                                    -----------
                                                                          1,910
                                                                    -----------
Total Common Stocks                                                       2,448
(Cost $3,994)                                                       -----------

Total Investments (a) 94.2%                                         $    86,394
(Cost $94,684)

Other Assets and Liabilities (Net) (5.8%)                                (5,296)
                                                                    -----------
Net Assets 100.0%                                                   $    91,690
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $94,699 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     6,705

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (15,010)
                                                                    -----------
Unrealized appreciation-net                                         $    (8,305)
                                                                    -----------

(b) Non-income producing security.

(c) Foreign forward currency contracts outstanding at March 31, 2001:

                               Principal
                                  Amount                          Unrealized
                              Covered by      Settlement        Appreciation/
Type            Currency        Contract          Month        (Depreciation)
--------------------------------------------------------------------------------
Buy                   EC           2,111        04/2001        $           (7)
Sell                               2,111        04/2001                   112
Sell                               2,111        06/2001                     7
Buy                   JY         148,448        04/2001                   (30)
Sell                              93,323        04/2001                    42
Sell                              93,323        06/2001                    18
Sell                  SF             772        05/2001                     4
                                                               --------------
                                                               $          146
                                                               --------------

(d) Principal amount denoted in indicated currency:

   EC - Euro
   JY - Japanese Yen
   NL - Netherlands Guilder
   SF - Swiss Franc

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 43

PIMCO Schedule of Investments Class D
Emerging Markets Bond Fund
March 31, 2001

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
   BERMUDA 0.1%
--------------------------------------------------------------------------------
IMEXA Export Trust

  10.125% due 05/31/2003                              $       102   $        91
                                                                    -----------
Total Bermuda                                                                91
(Cost $92)                                                          -----------
--------------------------------------------------------------------------------
   BRAZIL 29.1%
--------------------------------------------------------------------------------
Republic of Brazil
   7.625% due 04/15/2006 (b)                          $     1,795         1,627
   7.687% due 04/15/2009 (b)                                  250           210
  14.500% due 10/15/2009                                    2,500         2,702
   8.000% due 04/15/2014                                    4,631         3,586
   6.000% due 04/15/2024                                      750           516
   7.625% due 04/15/2024 (b)                                1,100           833
   8.875% due 04/15/2024                                    3,350         2,278
  10.125% due 05/15/2027                                      500           382
  12.250% due 03/06/2030                                    2,600         2,295
  11.000% due 08/17/2040                                    2,950         2,340
                                                                    -----------
Total Brazil                                                             16,769
(Cost $17,232)                                                      -----------
--------------------------------------------------------------------------------
   BULGARIA 1.0%
--------------------------------------------------------------------------------
Republic of Bulgaria
   6.312% due 07/28/2011 (b)                          $       250           188
   6.312% due 07/28/2024 (b)                                  500           373
                                                                    -----------
Total Bulgaria                                                              561
(Cost $604)                                                         -----------
--------------------------------------------------------------------------------
   CROATIA 4.2%
--------------------------------------------------------------------------------
Republic of Croatia
   6.250% due 07/31/2006 (b)                          $     1,456         1,423
   6.250% due 07/31/2010 (b)                                  993           971
                                                                    -----------
Total Croatia                                                             2,394
(Cost $2,384)                                                       -----------
--------------------------------------------------------------------------------
   MALAYSIA 2.6%
--------------------------------------------------------------------------------
Republic of Malaysia
   6.875% due 05/15/2001                              $     1,500         1,522
                                                                    -----------
Total Malaysia                                                            1,522
(Cost $1,499)                                                       -----------
--------------------------------------------------------------------------------
   MEXICO 20.1%
--------------------------------------------------------------------------------
United Mexican States

   0.000% due 06/30/2003                              $     9,459           118
  10.375% due 02/17/2009                                      250           275
   9.875% due 02/01/2010                                    1,000         1,076
  11.375% due 09/15/2016                                      250           289
   8.125% due 12/30/2019                                    3,250         2,919
   6.250% due 12/31/2019                                    4,075         3,683
   7.412% due 12/31/2019 (b)                                1,025         1,003
   7.515% due 12/31/2019                                      400           391
   7.532% due 12/31/2019                                    1,150         1,125
  11.500% due 05/15/2026                                      575           696
                                                                    -----------
Total Mexico                                                             11,575
(Cost $11,291)                                                      -----------
--------------------------------------------------------------------------------
   MOROCCO 1.0%
--------------------------------------------------------------------------------
Morroco Restructured Tranche A
   7.652% due 01/01/2009                              $       658           584
                                                                    -----------
Total Morocco                                                               584
(Cost $593)                                                         -----------
--------------------------------------------------------------------------------
   NIGERIA 0.8%
--------------------------------------------------------------------------------
Central Bank of Nigeria
   6.250% due 11/15/2020                              $       750           469
Central Bank of Nigeria -
Warrant
   0.000% due 11/15/2020                                        1             0
                                                                    -----------
Total Nigeria                                                               469
(Cost $430)                                                         -----------
--------------------------------------------------------------------------------
   PANAMA 4.7%
--------------------------------------------------------------------------------
Republic of Panama
   7.875% due 02/13/2002                              $        50   $        50
   7.733% due 05/14/2002                                       69            70
   9.625% due 02/08/2011                                      600           596
   4.500% due 07/17/2014                                    1,375         1,148
   8.875% due 09/30/2027                                      500           439
   9.375% due 04/01/2029                                      400           403
                                                                    -----------
Total Panama                                                              2,706
(Cost $2,637)                                                       -----------
--------------------------------------------------------------------------------
   PERU 2.6%
--------------------------------------------------------------------------------
Republic of Peru
   4.000% due 03/07/2017                              $     2,100         1,313
   4.500% due 03/07/2017                                      250           170
                                                                    -----------
Total Peru                                                                1,483
(Cost $1,473)                                                       -----------
--------------------------------------------------------------------------------
   PHILIPPINES 0.7%
--------------------------------------------------------------------------------
Republic of Philippines
   6.500% due 12/01/2017                              $       500           405
                                                                    -----------
Total Philippines                                                           405
(Cost $392)                                                         -----------
--------------------------------------------------------------------------------
   POLAND 4.1%
--------------------------------------------------------------------------------
Republic of Poland
   6.000% due 10/27/2014                              $     1,315         1,281
   3.750% due 10/27/2024                                    1,450         1,058
                                                                    -----------
Total Poland                                                              2,339
(Cost $2,226)                                                       -----------
--------------------------------------------------------------------------------
   QATAR 2.1%
--------------------------------------------------------------------------------
State of Qatar
   9.750% due 06/15/2030                              $     1,125         1,198
                                                                    -----------
Total Qatar                                                               1,198
(Cost $1,084)                                                       -----------
--------------------------------------------------------------------------------
   RUSSIA 13.4%
--------------------------------------------------------------------------------
Russian Federation
   9.250% due 11/27/2001                              $     1,250         1,257
  11.750% due 06/10/2003                                    2,900         2,834
   8.750% due 07/24/2005                                      700           575
   8.250% due 03/31/2010                                      353           238
  11.000% due 07/24/2018                                      650           486
  12.750% due 06/24/2028                                    1,850         1,622
   5.000% due 03/31/2030                                      647           262
   5.000% due 03/31/2030                                    1,004           411
                                                                    -----------
Total Russia                                                              7,685
(Cost $7,213)                                                       -----------
--------------------------------------------------------------------------------
   SOUTH AFRICA 0.9%
--------------------------------------------------------------------------------
Republic of South Africa
   9.125% due 05/19/2009                              $       500           522
                                                                    -----------
Total South Africa                                                          522
(Cost $514)                                                         -----------
--------------------------------------------------------------------------------
   SOUTH KOREA 3.0%
--------------------------------------------------------------------------------
Korea Development Bank
   7.125% due 09/17/2001                              $       500           503
Republic of Korea
   8.875% due 04/15/2008                                    1,100         1,221
                                                                    -----------
Total South Korea                                                         1,724
   (Cost $1,641)                                                    -----------

44 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
   VENEZUELA 5.9%
--------------------------------------------------------------------------------
Republic of Venezuela
   7.375% due 12/18/2007 (b)                          $     1,500   $     1,255
   6.750% due 03/31/2020                                    1,475         1,136
   9.250% due 09/15/2027                                    1,430           993
Republic of Venezuela - Warrant
   0.000% due 04/15/2020                                        6             0
                                                                    -----------
Total Venezuela                                                           3,384
(Cost $3,371)                                                       -----------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 5.1%
--------------------------------------------------------------------------------
Commercial Paper 5.1%
Abbey National North America
   5.090% due 04/19/2001                                      100           100
   4.870% due 05/02/2001                                    1,000           996
American Express Credit Corp.
   5.100% due 04/06/2001                                      200           200
General Electric Capital Corp.
   4.970% due 04/04/2001                                      200           200
UBS Finance, Inc.
   5.340% due 05/16/2001                                      300           298
   5.040% due 08/02/2001                                      600           590
   5.070% due 08/08/2001                                      300           294
Verizon Global Funding
   4.950% due 06/15/2001                                      300           297
                                                                    -----------
Total Short-Term Instruments                                              2,975
(Cost $2,975)                                                       -----------

Total Investments (a) 101.4%                                        $    58,386
(Cost $57,651)

Other Assets and Liabilities (Net) (1.4%)                                  (788)
                                                                    -----------
Net Assets 100.0%                                                   $    57,598
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $58,137 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     1,278

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                     (1,029)
                                                                    -----------

Unrealized appreciation-net                                         $       249
                                                                    -----------

(b) Variable rate security. The rate listed is as of March 31, 2001.

(c) Foreign forward currency contracts outstanding at March 31, 2001:

                               Principal
                                  Amount                             Unrealized
                              Covered by        Settlement        Appreciation/
Type            Currency        Contract             Month       (Depreciation)
--------------------------------------------------------------------------------
Buy                   HF         909,150           05/2001       $          (75)
Sell                             550,000           05/2001                  127
Buy                              158,130           08/2001                  (26)
Buy                               48,055           09/2001                   (8)
Buy                   PZ             750           05/2001                   27
                                                                 --------------
                                                                 $           45
                                                                 --------------

(d) Principal amount denoted in indicated currency:

   HF - Hungarian Forint
   PZ - Polish Zloty

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 45

Foreign Bond Fund
March 31, 2001

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
   AUSTRALIA (e)(f) 2.2%
--------------------------------------------------------------------------------
General Electric Capital Australia Funding
   6.750% due 09/15/2007                             A$       750   $       390
General Motors Acceptance Corp.
   4.849% due 03/25/2002 (d)                         EC    10,300         9,038
Registered Australian Mortgage Securities
   5.138% due 09/26/2032 (d)                                2,840         2,498
Torrens Trust
   5.424% due 07/15/2031 (d)                          $     2,776         2,776
                                                                    -----------
Total Australia                                                          14,702
(Cost $15,826)                                                      -----------
--------------------------------------------------------------------------------
   AUSTRIA (e)(f) 0.2%
--------------------------------------------------------------------------------
Republic of Austria
   5.500% due 01/15/2010 (i)                         EC     1,200         1,093
                                                                    -----------
Total Austria                                                             1,093
(Cost $1,041)                                                       -----------
--------------------------------------------------------------------------------
   BELGIUM (e)(f) 2.4%
--------------------------------------------------------------------------------
Kingdom of Belgium
   9.000% due 03/28/2003                             EC         5             5
   5.100% due 11/21/2004 (d)                         BF   183,200         4,290
   7.500% due 07/29/2008 (i)                         EC    10,500        10,669
   5.000% due 09/28/2011 (i)                                1,700         1,485
                                                                    -----------
Total Belgium                                                            16,449
(Cost $18,926)                                                      -----------
--------------------------------------------------------------------------------
   BRAZIL (e)(f) 0.9%
--------------------------------------------------------------------------------
Republic of Brazil
   7.625% due 04/15/2006 (d)                          $     7,040         6,380
                                                                    -----------
Total Brazil                                                              6,380
(Cost $6,570)                                                       -----------
--------------------------------------------------------------------------------
   CANADA (e)(f) 9.2%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
   6.350% due 04/01/2002                             C$     3,440         2,211
Commonwealth of Canada
   5.250% due 09/01/2003                                      640           410
   6.000% due 09/01/2005 (i)                               52,500        34,482
   7.250% due 06/01/2007 (i)                               34,500        24,151
   5.500% due 06/01/2010                                    1,800         1,149
                                                                    -----------
Total Canada                                                             62,403
(Cost $63,801)                                                      -----------
--------------------------------------------------------------------------------
   CAYMAN ISLANDS (e)(f) 1.2%
--------------------------------------------------------------------------------
Capital Credit Card Corp. Ltd.
   5.625% due 10/15/2004                             DM     2,800         1,262
International Credit Receivable Japan
   0.746% due 08/25/2005                             JY    50,000           398
   5.602% due 03/15/2010                                    1,800         1,585
MBNA American Euro
   4.887% due 05/19/2004 (d)                         EC     8,100         7,116
                                                                    -----------
Total Cayman Islands                                                     10,361
(Cost $12,305)                                                      -----------
--------------------------------------------------------------------------------
   DENMARK (e)(f) 1.7%
--------------------------------------------------------------------------------
Lb Rheinland - PFALZ
   4.750% due 04/04/2008                             EC     5,330         4,633
Nykredit
   6.000% due 10/01/2009                             DK    29,895         3,415
Unikredit Realkredit
   6.000% due 07/01/2029                                   27,036         3,098
                                                                    -----------
Total Denmark                                                            11,146
(Cost $10,934)                                                      -----------
--------------------------------------------------------------------------------
   FRANCE (e)(f) 10.2%
--------------------------------------------------------------------------------
Axa
   2.500% due 01/01/2014                             EC       835   $       729
Republic of France
   5.500% due 04/25/2007 (i)                                7,890         7,320
   4.000% due 04/25/2009 (i)                                8,250         6,924
   3.000% due 07/25/2009                                    3,115         2,656
   4.000% due 10/25/2009 (i)                               46,070        38,104
   5.500% due 04/25/2010                                   13,960        12,913
                                                                    -----------
Total France                                                             68,646
(Cost $70,890)                                                      -----------
--------------------------------------------------------------------------------
   GERMANY (e)(f) 18.4%
--------------------------------------------------------------------------------
Commerzbank AG
   5.206% due 10/25/2032 (d)                         EC     6,200         5,470
Depfa Pfandbriefbank
   4.750% due 07/15/2008                                    3,590         3,106
   5.750% due 03/04/2009 (i)                                3,560         3,270
DT Hypothekenbank
   3.500% due 07/03/2006                                    7,000         5,798
Hypothekenbank in Essen AG
   5.500% due 02/20/2007                                    1,690         1,620
Landesbank Baden-Wuerttemberg AG
   5.500% due 04/02/2007                                    3,240         2,943
Republic of Germany
   6.000% due 07/04/2007 (i)                               26,200        24,913
   5.250% due 01/04/2008 (i)                               35,730        32,802
   4.125% due 07/04/2008 (i)                               21,500        18,375
   4.500% due 07/04/2009 (i)                               19,100        16,618
   5.375% due 01/04/2010 (i)                                1,750         1,615
   6.250% due 01/04/2024 (i)                                1,880         1,841
   6.250% due 01/04/2030 (i)                                1,700         1,688
Rheinische Hypothekenbank AG
   4.250% due 09/24/2008                                    3,310         2,763
WestDeutsche Landersbank
   4.750% due 09/28/2007                                    1,630         1,421
                                                                    -----------
Total Germany                                                           124,243
(Cost $123,367)                                                     -----------
--------------------------------------------------------------------------------
   GREECE (e)(f) 0.4%
--------------------------------------------------------------------------------
Hellenic Finance
   2.000% due 07/15/2003                             EC     1,600         1,409
Hellenic Republic
   7.850% due 05/19/2003 (d)                         GD       293           266
   7.890% due 06/17/2003 (d)                                  315           287
   7.080% due 10/23/2003 (d)                                1,103         1,018
                                                                    -----------
Total Greece                                                              2,980
(Cost $3,926)                                                       -----------
--------------------------------------------------------------------------------
   ITALY (e)(f) 14.5%
--------------------------------------------------------------------------------
Finmeccanica SpA
   2.000% due 06/08/2005                             EC       544           461
First Italian Auto Transaction
   5.139% due 07/01/2008 (d)                                7,230         6,363
Island Finance
   5.404% due 03/30/2015 (d)                                2,684         2,372
Republic of Italy
   5.750% due 09/15/2002 (i)                               26,400        23,681
   7.750% due 11/01/2006 (i)                                5,700         5,738
   4.500% due 05/01/2009 (i)                               64,110        54,593
   4.250% due 11/01/2009 (i)                                5,560         4,639
                                                                    -----------
Total Italy                                                              97,847
(Cost $100,861)                                                     -----------

46 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
   JAPAN (e)(f) 1.7%
--------------------------------------------------------------------------------
Government of Japan
   0.900% due 12/22/2008 (d)(i)                      JY   907,400   $     7,180
International Credit Receivable
Japan 1 Tranche A
   0.863% due 08/25/2005                                  132,610         1,056
SHL Corp. Ltd.
   1.031% due 12/25/2024 (d)                               76,618           610
   1.331% due 12/25/2024 (d)                               76,000           605
                                                                    -----------
Total Japan                                                               9,451
(Cost $10,447)                                                      -----------
--------------------------------------------------------------------------------
   MEXICO (e)(f) 0.9%
--------------------------------------------------------------------------------
Petroleos Mexicanos
   8.850% due 09/15/2007                              $     1,040         1,070
   9.375% due 12/02/2008                                    1,290         1,345
United Mexican States
   8.750% due 05/30/2002                             BP       960         1,385
  10.375% due 01/29/2003                             DM     2,575         1,233
   4.000% due 03/11/2004                             JY   130,000         1,062
                                                                    -----------
Total Mexico                                                              6,095
(Cost $6,454)                                                       -----------
--------------------------------------------------------------------------------
   NETHERLANDS (e)(f) 0.6%
--------------------------------------------------------------------------------
Unilever NV
   4.830% due 09/17/2001 (d)                         EC     4,800         4,204
                                                                    -----------
Total Netherlands                                                         4,204
(Cost $4,096)                                                       -----------
--------------------------------------------------------------------------------
   NEW ZEALAND (e)(f) 0.9%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016                             N$    13,430         5,951
                                                                    -----------
Total New Zealand                                                         5,951
(Cost $7,504)                                                       -----------
--------------------------------------------------------------------------------
   PERU (e)(f) 0.3%
--------------------------------------------------------------------------------
Republic of Peru
   4.500% due 03/07/2017 (d)                          $     2,700         1,843
                                                                    -----------
Total Peru                                                                1,843
(Cost $1,867)                                                       -----------
--------------------------------------------------------------------------------
   SOUTH KOREA (e)(f) 2.7%
--------------------------------------------------------------------------------
Export-Import Bank Korea
   7.250% due 06/25/2001                              $     1,945         1,950
   6.500% due 02/10/2002 (d)                                  800           801
KBC Bank Fund Trust IV
   8.220% due 11/29/2049                             EC     2,800         2,591
Korea Development Bank
   4.885% due 05/14/2001                             DM     7,310         3,286
   2.770% due 05/21/2001                             JY   500,000         3,995
   2.450% due 09/10/2001                                  231,000         1,848
   1.875% due 02/13/2002                                  466,000         3,726
                                                                    -----------
Total South Korea                                                        18,197
(Cost $19,514)                                                      -----------
--------------------------------------------------------------------------------
   SPAIN (e)(f) 3.8%
--------------------------------------------------------------------------------
Kingdom of Spain
   5.150% due 07/30/2009 (i)                         EC   28,430         25,459
                                                                    -----------
Total Spain                                                              25,459
(Cost $28,157)                                                      -----------
--------------------------------------------------------------------------------
   SUPRANATIONAL (e)(f) 1.3%
--------------------------------------------------------------------------------
Eurofima
   4.750% due 07/07/2004 (i)                         SK    60,900         5,885
International Bank for Reconstruction & Development
   7.250% due 04/09/2001                             N$     6,400         2,581
                                                                    -----------
Total Supranational                                                       8,466
(Cost $10,093)                                                      -----------
--------------------------------------------------------------------------------
   SWEDEN (e)(f) 0.7%
--------------------------------------------------------------------------------
Kingdom of Sweden
  13.000% due 06/15/2001                             SK    11,200   $     1,097
   5.000% due 01/28/2009                                   37,800         3,746
                                                                    -----------
Total Sweden                                                              4,843
(Cost $5,233)                                                       -----------
--------------------------------------------------------------------------------
   UNITED KINGDOM (e)(f) 7.5%
--------------------------------------------------------------------------------
Abbey National Treasury Service PLC
   5.250% due 01/21/2004                            BP      2,670         3,766
British Telecommunications PLC
   6.079% due 12/15/2003 (d)                          $     5,180         5,182
Core
   5.138% due 03/17/2009 (d)                                3,360         3,339
Halifax Group Euro Finance
   7.627% due 12/29/2049                               EC   1,040           965
Haus Ltd.
   5.124% due 12/10/2037 (d)                                8,500         7,481
Holmes Financing PLC
   5.859% due 07/15/2017 (d)                                5,540         5,541
Lloyds TSB Capital
   7.375% due 02/07/2049 BP                                   500           462
SCCR Series 1 Ltd.
   5.373% due 12/15/2031 (d)                                1,414         1,247
United Kingdom Gilt
   7.500% due 12/07/2006 (i)                                4,800         7,678
   7.250% due 12/07/2007 (i)                                4,800         7,712
   5.750% due 12/07/2009 (i)                                4,690         7,078
                                                                    -----------
Total United Kingdom                                                     50,451
(Cost $52,225)                                                      -----------
--------------------------------------------------------------------------------
UNITED STATES (e)(f) 62.4%
--------------------------------------------------------------------------------
Asset-Backed Securities 10.4%
Advanta Mortgage Loan Trust
   5.383% due 07/25/2026 (d)                          $       227           227
AFC Home Equity Loan Trust
   5.270% due 03/25/2027 (d)                                  681           681
   5.350% due 07/25/2030 (d)                                7,283         7,296
Americredit Automobile Receivable Trust
   5.880% due 12/05/2003                                      161           162
Amresco Residential Securities Mortgage Loan Trust
   6.000% due 06/25/2029 (d)                                4,603         4,621
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                      162           163
   6.290% due 07/20/2004                                      321           323
Bayview Financial Acquisition Trust
   7.170% due 02/25/2029 (d)                                  308           309
   5.920% due 11/25/2030 (d)                                5,100         5,100
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                       54            54
Conseco Finance
   5.534% due 10/15/2031 (d)                                1,176         1,181
CS First Boston Mortgage Securities Corp.
   5.424% due 12/15/2030 (d)                                5,859         5,865
Delta Funding Home Equity Loan Trust
   7.380% due 12/15/2017                                      398           402
EQCC Home Equity Loan Trust
   5.770% due 05/20/2010                                      757           756
   5.484% due 03/20/2030                                      330           330
First Alliance Mortgage Loan Trust
   5.238% due 12/20/2027 (d)                                  190           190
Green Tree Floorplan Receivables Master Trust
   5.921% due 11/15/2004 (d)                                2,500         2,501
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                                    1,108         1,112
Provident Bank Equipment Lease Trust
   5.830% due 11/25/2011 (d)                                1,732         1,732
Providian Gateway Master Trust
   5.380% due 03/15/2007                                    5,800         5,800
Providian Home Equity Loan Trust
   5.340% due 06/25/2025 (d)                                3,342         3,346

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 47

Foreign Bond Fund
March 31, 2001

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                              $       339   $       342
Residential Asset Securities Corp.
   5.770% due 01/25/2032 (d)                               10,416        10,429
Residential Funding Mortgage Securities, Inc.
  10.836% due 06/01/2001                                   11,100        11,100
Salomon Brothers Mortgage Securities VII
   5.310% due 02/25/2031 (d)                                5,734         5,734
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                      478           482
                                                                    -----------
                                                                         70,238
                                                                    -----------
Corporate Bonds & Notes 12.6%
Abbey National Capital Trust I
   8.963% due 12/29/2049                                    2,000         2,218
Allegheny Energy Supply
   6.325% due 05/01/2002 (d)                                2,900         2,902
Alpha Wind
  11.321% due 05/23/2001 (d)                                2,000         2,000
Associates First Capital Corp.
   5.810% due 01/25/2031 (d)                                5,391         5,391
AT&T Capital Corp.
   5.881% due 04/23/2002 (d)                                  675           677
Bancomext Trust Division
   8.000% due 08/05/2003                                      390           397
Bear Stearns Co., Inc.
   5.210% due 03/28/2003 (d)                                2,670         2,669
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                      344           347
Capital One Bank
   6.308% due 07/28/2003 (d)                               12,000        11,797
CMS Energy Corp.
   8.125% due 05/15/2002                                      546           553
DaimlerChrysler North America Holding Corp.
   5.640% due 08/23/2002 (d)                                3,900         3,868
DQE Capital Corp.
   6.179% due 01/15/2002 (d)                                  800           800
Finova Capital Corp.
   5.193% due 06/18/2003 (d)(j)                             5,700         4,674
Ford Motor Credit Co.
   1.000% due 12/22/2003                             JY   107,000           854
   6.089% due 07/19/2004 (d)                          $     2,800         2,781
   1.200% due 02/07/2005                             JY   619,000         4,925
General Motors Acceptance Corp.
   1.250% due 12/20/2004                                  208,000         1,665
Gold Eagle Capital Ltd.
  11.079% due 04/15/2001 (d)                          $     2,500         2,500
International Game Technology
   7.875% due 05/15/2004                                    1,700         1,726
J.P. Morgan & Co., Inc.
   6.655% due 02/15/2012 (d)                                4,670         4,264
Jones Intercable, Inc.
   8.875% due 04/01/2007                                      427           458
MGM Grand, Inc.
   6.950% due 02/01/2005                                      180           180
NeHi, Inc.
  11.379% due 06/09/2003 (d)                                2,000         2,020
Pacific Gas & Electric Co.
   7.575% due 10/31/2001 (d)(j)                             2,700         2,228
Protective Life Funding Trust
   6.089% due 01/17/2003 (d)                                1,200         1,202
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (h)                               13,375        13,449
   5.629% due 02/11/2003 (d)                                  400           401
Sprint Capital Corp.
   5.875% due 05/01/2004                                      690           678
Texas Utilities Corp.
   7.389% due 09/24/2001 (d)                                2,600         2,592
Texas Utilities Electric Co.
   5.650% due 12/20/2002 (d)                                1,500         1,501
WorldCom, Inc.
   7.375% due 01/15/2003 (d)                                3,100         3,136
                                                                    -----------
                                                                         84,853
                                                                    -----------
Mortgage-Backed Securities 22.5%
Bank of America Mortgage Securities, Inc.
   6.500% due 05/25/2029                                      291           286
Bear Stearns Adjustable Rate Mortgage Trust
   6.944% due 02/25/2031 (d)                                4,569         4,614
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                    1,906         1,924
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                    1,766         1,775
   6.500% due 03/25/2029                                      140           136
Crusade Global Trust
   5.719% due 05/15/2021 (d)                               13,119        13,152
Fannie Mae
   8.495% due 07/01/2021 (d)                                  612           630
   7.764% due 11/01/2022 (d)                                  800           827
   7.583% due 01/01/2023 (d)                                1,130         1,166
   8.210% due 08/01/2023 (d)                                  921           947
Freddie Mac
   6.000% due 03/15/2008                                      620           621
   9.050% due 06/15/2019                                       51            54
   8.266% due 06/01/2022 (d)                                1,051         1,059
   8.393% due 08/01/2022 (d)                                  607           622
General Electric Capital Mortgage Services, Inc.
   6.250% due 07/25/2029                                      500           506
Government National Mortgage Association
   7.625% due 11/20/2021 (d)                                  477           489
   7.375% due 05/20/2022 (d)                                   45            46
   7.750% due 07/20/2022 (d)                                  499           511
   7.750% due 09/20/2022 (d)                                  314           322
   7.375% due 05/20/2023 (d)                                  493           502
   7.750% due 07/20/2023 (d)                                  533           545
   7.750% due 07/20/2023 (d)                                  252           258
   7.750% due 08/20/2023 (d)                                  238           244
   7.750% due 09/20/2023 (d)                                1,392         1,426
   7.750% due 09/20/2023 (d)                                  621           636
   7.125% due 10/20/2023 (d)                                2,594         2,660
   7.625% due 10/20/2024 (d)                                  212           217
   7.375% due 04/20/2025 (d)                                  154           157
   7.750% due 07/20/2025 (d)                                3,312         3,391
   7.750% due 09/20/2025 (d)                                  644           660
   7.625% due 12/20/2025 (d)                                  250           257
   7.750% due 09/20/2026 (d)                                  514           526
   7.375% due 04/20/2027 (d)                                1,271         1,290
   6.000% due 04/15/2028-05/20/2030 (d)(g)                118,980        59,219
   7.000% due 04/20/2030-05/20/2030 (d)(g)                 10,384         5,840
   6.500% due 04/23/2031 (d)                                4,260         4,259
   7.500% due 04/23/2031                                   12,600        12,915
Homeside Mortgage Securities Trust
   5.929% due 01/20/2027 (d)                                2,900         2,900
Medallion Trust
   5.880% due 07/12/2031 (d)                                4,844         4,846
Prudential Home Mortgage Securities
   6.800% due 05/25/2024                                      480           464
Residential Funding Mortgage Securities, Inc.
   6.500% due 05/25/2029                                    1,311         1,195
   5.779% due 05/12/2032 (d)                               12,805        12,821
Sasco Floating Rate Commercial Mortgage Trust
   5.408% due 11/20/2001 (d)                                1,900         1,901
Structured Asset Mortgage Investments, Inc.
   6.581% due 06/25/2029 (d)                                2,938         2,984
                                                                    -----------
                                                                        151,800
                                                                    -----------
Municipal Bonds & Notes 0.1%
Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 1999
5.000% due 01/01/2037                                       1,000           941
                                                                    -----------

                                                           Shares
Preferred Security 1.0%
DG Funding Trust
   7.150% due 12/29/2049 (d)                                  640         6,528
                                                                    -----------

48 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
U.S. Government Agencies 2.7%
Federal Home Loan Bank
   5.805% due 02/15/2002 (d)                          $    14,000   $    14,066
Small Business Administration
   6.640% due 02/10/2011                                    4,400         4,428
                                                                    -----------
                                                                         18,494
                                                                    -----------
U.S. Treasury Obligations 13.1%
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002 (b)(i)                            79,211        80,771
   3.875% due 01/15/2009                                    2,348         2,442
   3.625% due 04/15/2028                                    4,762         4,855
   3.875% due 04/15/2029                                      213           228
                                                                    -----------
                                                                         88,296
                                                                    -----------
Total United States                                                     421,150
(Cost $419,115)                                                     -----------
--------------------------------------------------------------------------------
   PURCHASED CALL OPTION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bond (OTC)
   5.500% due 02/15/2008
   Strike @ 113.250 Exp. 06/01/2001                        25,000             0
U.S. Treasury Note (OTC)
   5.500% due 02/15/2008
   Strike @ 112.19 Exp. 07/02/2001                        215,000            15
U.S. Treasury Note Futures (CBOT)
   6.000% due 06/30/2001
   Strike @ 119.000 Exp. 05/26/2001                           400             6
                                                                    -----------
Total Purchased Call Options                                                 21
(Cost $46)                                                          -----------
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Republic of Germany (OTC)
   4.500% due 07/04/2009
   Strike @ 90.281 Exp. 05/02/2001                         17,000             0
Republic of Germany (OTC)
   5.250% due 01/04/2008
   Strike @ 96.281 Exp. 05/02/2001                         29,000             0
Republic of Germany (OTC)
   5.250% due 01/04/2008
   Strike @ 98.400 Exp. 05/02/2001                         21,000             0
Republic of Germany (OTC)
   5.250% due 01/04/2011
   Strike @ 95.300 Exp. 05/02/2001                         15,000             0
Republic of Germany (OTC)
   6.000% due 07/04/2007
   Strike @ 101.031 Exp. 05/02/2001                        27,000             0
Republic of France (OTC)
   4.000% due 10/25/2009
   Strike @ 86.500 Exp. 05/02/2001                         42,000             0
Government National Mortgage Association (OTC)
   6.000% due 05/21/2031
   Strike @ 90.281 Exp. 05/04/2001                        145,000             0
Government National Mortgage Association (OTC)
   7.500% due 05/21/2031
   Strike @ 96.641 Exp. 05/04/2001                         13,000             0
Interest Rate Swap (OTC)
   7.500% due 05/01/2023
   Strike @ 7.500 Exp. 04/29/2002                          11,200            16
Japanese Government Bond (OTC)
  10.800% due 06/20/2008
   Strike @ 97.750 Exp. 05/02/2001                     14,700,000             1
                                                                    -----------
Total Purchased Put Options                                                  17
(Cost $462)                                                         -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 10.1%
--------------------------------------------------------------------------------
Commercial Paper 9.2%
Abbey National North America
   5.040% due 08/06/2001                              $     7,000   $     6,881
American Express Co.
   5.320% due 04/04/2001                                      100           100
Becton Dickinson & Co.
   4.800% due 07/25/2001                                    2,000         1,969
Coca-Cola Co.
   4.600% due 07/12/2001                                    7,500         7,396
General Electric Capital Corp.
   4.990% due 04/03/2001                                    1,800         1,800
   4.980% due 04/25/2001                                    2,500         2,492
   4.870% due 05/30/2001                                   10,000         9,918
   4.600% due 07/18/2001                                   10,000         9,853
National Rural Utilities Cooperative Finance Corp.
   4.880% due 05/25/2001                                    1,000           993
Reseau Ferre De France
   4.590% due 07/25/2001                                    7,500         7,383
Swedbank, Inc.
   5.150% due 04/25/2001                                    2,000         1,993
   5.090% due 08/08/2001                                    4,000         3,931
UBS Finance, Inc.
   5.340% due 04/04/2001                                      600           600
   5.040% due 08/02/2001-08/15/2001 (g)                    12,600         6,683
Verizon Global Funding
   5.340% due 04/05/2001                                      300           300
                                                                    -----------
                                                                         62,292
                                                                    -----------
Repurchase Agreement 0.8%
State Street Bank
   4.600% due 04/02/2001                                    5,365         5,365
   (Dated 03/30/2001. Collateralized by Freddie Mac                 -----------
   7.000% due 03/15/2010 valued at $5,476.
   Repurchase proceeds are $5,367.)

U.S. Treasury Bills 0.1%
   4.600% due 05/17/2001 (b)                                  585           581
                                                                    -----------
Total Short-Term Instruments                                             68,238
(Cost $68,255)                                                      -----------

Total Investments (a) 154.2%                                        $ 1,040,636
(Cost $1,061,915)

Written Options (c) (0.3%)                                               (2,046)
(Premiums $696)

Other Assets and Liabilities (Net) (53.9%)                             (363,749)
                                                                    -----------

Net Assets 100.0%                                                   $   674,841
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,062,222 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     8,890

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (30,477)
                                                                    -----------

Unrealized depreciation-net                                         $   (21,586)
                                                                    -----------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 49

Foreign Bond Fund
March 31, 2001

--------------------------------------------------------------------------------
(b) Securities with an aggregate market value of $7,367 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (06/2001)                      2,127  $         (502)
EuroBond 10 Year Note (06/2001)                             199             183
Government of Japan 10 Year Note (06/2001)                  162             174
UK GILT LIF (06/2001)                                        15              (9)
                                                                 --------------
                                                                 $         (154)
                                                                 --------------

(c) Premiums received on written options:

                                              # of
Type                                     Contracts        Premium         Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 95.00 Exp. 12/17/2001               34    $        14   $        10

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 107.00 Exp. 05/26/2001              35             22            30

Put - CME Eurodollar December Futures
   Strike @ 95.25 Exp. 12/17/2001              206            103           113

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.00 Exp. 05/26/2001             243            133           133

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.50 Exp. 04/29/2002        16,000,000            362         1,689

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 105.00 Exp. 05/26/2001             125             62            71
                                                      -------------------------
                                                      $       696   $     2,046
                                                      -------------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                               Principal
                                  Amount                             Unrealized
                              Covered by      Settlement          Appreciation/
Type            Currency        Contract           Month         (Depreciation)
--------------------------------------------------------------------------------
Buy                   A$           1,600         04/2001         $         (106)
Sell                               2,584         04/2001                     79
Buy                   C$           5,813         04/2001                    (32)
Sell                              11,560         04/2001                    145
Sell                  SF          43,161         05/2001                    208
Buy                   CP         349,600         04/2001                    (26)
Sell                             349,600         04/2001                     18
Sell                  DK          54,194         05/2001                    344
Buy                   EC         161,227         04/2001                 (1,425)
Sell                             146,971         04/2001                  7,780
Sell                             135,290         06/2001                    510
Sell                  BP          10,726         05/2001                    522
Sell                  H$         121,000         05/2001                     40
Buy                              111,900         08/2001                    (49)
Sell                             223,800         08/2001                    172
Buy                   HF         341,600         08/2001                    (29)
Buy                   JY       5,209,915         04/2001                 (1,027)
Sell                           5,209,915         04/2001                  2,255
Sell                           5,960,790         06/2001                  1,136
Buy                   KW       1,262,100         04/2001                   (159)
Sell                           1,262,100         04/2001                     38
Sell                  N$          21,385         04/2001                    370
Buy                   PZ          28,050         04/2001                  1,181
Sell                              28,050         04/2001                   (245)
Sell                  SK          57,435         05/2001                    361
Buy                   TB          28,140         04/2001                    (23)
Sell                              28,140         04/2001                     28
Buy                   TD          21,403         04/2001                     (7)
Sell                              21,403         04/2001                     (2)
                                                                 --------------
                                                                 $       12,057
                                                                 --------------

(f) Principal amount denoted in indicated currency:

   A$ - Australian Dollar
   BF - Belgian Franc
   BP - British Pound
   C$ - Canadian Dollar
   CP - Chilean Peso
   DK - Danish Krone
   DM - Germany Mark
   EC - Euro
   GD - Greek Drachma
   H$ - Hong Kong Dollar
   HF - Hungarian Forint
   JY - Japanese Yen
   KW - Korean Won
   N$ - New Zealand Dollar
   PZ - Polish Zloty
   SF - Swiss Franc
   SK - Swedish Krona
   TB - Thai Baht
   TD - Taiwan Dollar

(g) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to financing transaction.

(j) Security is in default.

(k) Swap agreements outstanding at March 31, 2001:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.949% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 08/06/2003                                   BP     4,500   $          240

Receive floating rate based on 6-month Australian Bank Bill and pay interest rate swap equal to 5.217%

Broker: Morgan Stanley
Exp. 03/15/2006                                   A$    36,800              171

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                                   C$    60,600           (1,492)

Receive floating rate based on 3-Month H$-HIBOR and pay fixed rate equal to 6.910%.need to review the docs.

Broker: Goldman Sachs
Exp. 02/15/2006                                   H$   293,000           (1,988)

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                                   C$    24,330             (302)

50 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                    JY 1,776,000     $      (961)

Receive fixed rate equal to 6.790% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                     $    37,200           2,190

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2006                                          83,700           1,985

Receive fixed rate equal to 5.683% and
pay floating rate based on 6-month
BP-LIBOR.

Broker: Morgan Stanley
Exp. 01/08/2004                                    BP    33,800             509

Receive floating rate based on 3-Month H$-HIBOR and pay fixed rate equal to 5.906%.

Broker: Goldman Sachs
Exp. 07/11/2006                                    H$   419,000            (270)

Receive fixed rate equal to 5.710% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 07/11/2006                                     $    53,700             528

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2011                                          46,400             589

Receive fixed rate equal to 5.900% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 01/26/2004                                    BP    26,400             439

Receive floating rate based on 6-month
BP-LIBOR and pay fixed rate equal to 5.410%.

Broker: Morgan Stanley
Exp. 09/01/2002                                          11,000             (41)

Receive fixed rate equal to 5.513% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 03/01/2004                                          11,000              99

Receive fixed rate equal to 6.343% and
pay floating rate based on 6-month EURO-LIBOR.

Broker: Lehman Brothers
Exp. 03/08/2016                                    EC    47,500             (25)

Receive floating rate based on 6-month
BP-LIBOR and pay fixed rate equal to 5.465%.

Broker: Lehman Brothers
Exp. 03/07/2016                                    BP     30,200    $        49

Receive fixed rate equal to 6.273% and
pay floating rate based on 6-month EURO-LIBOR.

Broker: Morgan Stanley
Exp. 03/13/2016                                    EC     32,960            (68)

Receive floating rate based on 6-month
BP-LIBOR and pay fixed rate equal to 5.778%.

Broker: Morgan Stanley
Exp. 03/13/2016                                    BP     20,600            (50)

Receive fixed rate equal to 5.471% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                          24,700             206

Receive fixed rate equal to 5.440% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                     $     9,500              13

Receive floating rate based on 3-month H$-HIBOR and pay fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                    H$    73,800              51

Receive fixed rate equal to 5.467% and
pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2006                                    $     18,400               1

Receive fixed rate equal to 5.225% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachss
Exp. 03/19/2003                                    BP    53,370              27

Receive fixed rate equal to 5.133% and
pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                         145,900            (136)
                                                                    -----------
                                                                    $     1,764
                                                                    -----------


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 51

PIMCO Schedule of Investments Class D
High Yield Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 73.6%
--------------------------------------------------------------------------------
Banking & Finance 4.5%
Americo Life, Inc.
     9.250% due 06/01/2005                         $        198     $       193
Amethyst Financial Co. Ltd.
    11.750% due 10/29/2001                                3,944           3,944
Arvin Capital
     9.500% due 02/01/2027                               14,986          10,866
Bay View Capital Corp.
     9.125% due 08/15/2007                                2,900           2,277
Beaver Valley Funding Corp.
     8.625% due 06/01/2007                               14,197          14,946
     9.000% due 06/01/2017                                9,432          10,239
Choctaw Resort Development Enterprise
     9.250% due 04/01/2009                                1,400           1,430
Forest City Enterprises, Inc.
     8.500% due 03/15/2008                               10,719          10,357
General Motors Acceptance Corp.
     5.722% due 04/29/2002 (d)                              631             632
Golden State Holdings
     6.750% due 08/01/2001 (d)                            8,180           8,162
     7.000% due 08/01/2003                                3,073           3,048
     7.125% due 08/01/2005                                  687             673
Host Marriott LP
     8.375% due 02/15/2006                                9,197           9,151
Lamar Media Corp.
     9.625% due 12/01/2006                                  100             105
Presidential Life Insurance Corp.
     7.875% due 02/15/2009                                7,451           7,233
Reliance Group Holdings, Inc.
     0.000% due 11/15/2049 (c)(e)                         3,769             330
Sumitomo Bank Treasury Co.
     9.400% due 12/29/2049 (d)                           10,459          10,087
Telewest Credit Links

    10.875% due 02/07/2005                               14,000          11,839
Trizec Finance Ltd.
    10.875% due 10/15/2005                               13,772          14,047
                                                                    -----------
                                                                        119,559
                                                                    -----------
Industrials 59.7%
360 Networks, Inc.
    13.000% due 05/01/2008                                5,740           2,210
Abbey Healthcare Group
     9.500% due 11/01/2002                               11,346          11,431
Adelphia Business Solutions, Inc.
    12.250% due 09/01/2004                                5,679           5,310
Adelphia Communications Corp.
    10.875% due 10/01/2010                                   15              16
Allied Waste North America, Inc.
     7.375% due 01/01/2004                               13,910          13,701
     7.625% due 01/01/2006                                7,438           7,252
     8.875% due 04/01/2008                                8,000           7,928
American Airlines, Inc.
    10.610% due 03/04/2010                                  513             580
American Cellular Corp.
     9.500% due 10/15/2009                                6,000           5,820
American Media Operation, Inc.
  10.250% due 05/01/2009                                    789             809
American Standard Cos., Inc.
     7.125% due 02/15/2003                                  158             160
     9.250% due 12/01/2016                                1,177           1,183
Amerigas Partners LP
    10.000% due 04/15/2006                                4,900           4,895
    10.125% due 04/15/2007                                2,367           2,450
AM-FM, Inc.
     8.750% due 06/15/2007                                4,457           4,691
     8.000% due 11/01/2008                                4,144           4,320
Amphenol Corp.
     9.875% due 05/15/2007                                5,445           5,731
Archibald Candy Corp.
    10.250% due 07/01/2004                                3,155           1,672
Arco Chemical Co.
     9.375% due 12/15/2005                                4,425           4,561
Ball Corp.
     7.750% due 08/01/2006                                6,704           6,830
     8.250% due 08/01/2008                                5,206           5,323
Beckman Instruments, Inc.
     7.100% due 03/04/2003                                6,423           6,471
     7.450% due 03/04/2008                               12,717          12,559
Benedek Communications Corp.
     0.000% due 05/15/2006 (c)                            1,184             787
Bergen Brunswig Corp.
     7.375% due 01/15/2003                                6,950           6,912
     7.250% due 06/01/2005                                  500             486
Beverly Enterprises, Inc.
     9.000% due 02/15/2006                               13,070          13,266
British Sky Broadcasting PLC
     7.300% due 10/15/2006                                6,733           6,616
     6.875% due 02/23/2009                               10,000           9,268
     8.200% due 07/15/2009                               21,299          21,296
Browning-Ferris Industries, Inc.
     6.100% due 01/15/2003                                3,234           3,150
     7.875% due 03/15/2005                                1,578           1,575
Building Materials Corp.
     7.750% due 07/15/2005                                  971             553
     8.000% due 10/15/2007                                1,007             539
     8.000% due 12/01/2008                               10,601           5,672
Cadmus Communications Corp.
     9.750% due 06/01/2009                                2,250           2,109
Call-Net Enterprises, Inc.
     8.000% due 08/15/2008                                6,765           2,089
Canadian Forest Oil Ltd.
     8.750% due 09/15/2007                               11,372          11,656
Century Aluminum Co.
    11.750% due 04/15/2008                                6,050           6,171
Century Communications Corp.
     9.750% due 02/15/2002                                  513             517
     0.010% due 03/15/2003                               15,743          12,752
     9.500% due 03/01/2005                               10,500          10,487
     8.750% due 10/01/2007                                2,998           2,893
CF Cable TV, Inc.
     9.125% due 07/15/2007                                9,149           9,319
Charter Communications Holdings LLC
     8.250% due 04/01/2007                               10,845          10,425
     8.625% due 04/01/2009                                3,944           3,816
    10.000% due 04/01/2009                                8,172           8,519
    11.750% due 01/15/2010                                   35              24
     9.920% due 04/01/2011                                8,000           5,620
Clark R & M, Inc.
     8.375% due 11/15/2007                                2,392           1,854
Clearnet Communications, Inc.
     0.000% due 05/01/2009 (c)                            4,733           3,999
Cliffs Drilling Co.
    10.250% due 05/15/2003                                  592             612
Columbus McKinnon
     8.500% due 04/01/2008                                8,306           7,019
Consolidated Container
    10.125% due 07/15/2009                                6,428           6,332
Constellation Brands, Inc.
     8.000% due 02/15/2008                                6,000           6,165
     8.500% due 03/01/2009                                4,000           4,040
Container Corp. of America
     9.750% due 04/01/2003                                  789             807
    11.250% due 05/01/2004                                5,185           5,211
Continental Cablevision
     9.500% due 08/01/2013                                7,900           8,757
Cross Timbers Oil Co.
     9.250% due 04/01/2007                                1,136           1,198
     8.750% due 11/01/2009                                1,900           1,986
Crown Castle International Corp.
     0.000% due 11/15/2007                                1,775           1,473
    10.750% due 08/01/2011                               12,755          13,233
CSC Holdings, Inc.
     9.250% due 11/01/2005                                  789             825
     9.875% due 05/15/2006                                  671             704
     7.875% due 12/15/2007                                   79              80
     7.625% due 04/01/2011                                9,150           8,978
     9.875% due 02/15/2013                                2,595           2,790
     9.875% due 04/01/2023                                3,155           3,407


52 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Cumberland Farms
    10.500% due 10/01/2003                         $      4,528     $     4,415
Delta Air Lines, Inc.
    10.790% due 03/26/2014                                1,786           1,988
Diamond Cable Communication Co.
    13.250% due 09/30/2004                                1,184           1,160
    11.750% due 12/15/2005 (d)                            7,887           7,335
     0.000% due 02/15/2007 (c)                            2,700           1,944
Echostar Communications Corp.
     9.250% due 02/01/2006                               19,177          19,248
     9.375% due 02/01/2009                                6,704           6,754
Electric Lightwave, Inc.
     6.050% due 05/15/2004                                1,000             914
Energis PLC
     9.750% due 06/15/2009                                3,550           3,355
Fairpoint Communications, Inc.
     9.500% due 05/01/2008                                6,412           5,354
    10.908% due 05/01/2008 (d)                            3,550           3,345
Federal-Mogul Corp.
     7.500% due 07/01/2004                                5,719             886
     7.375% due 01/15/2006                                  119              17
     7.750% due 07/01/2006                                7,473           1,084
Ferrellgas Partners LP
     9.375% due 06/15/2006                               11,931          11,573
Fisher Scientific International
     7.125% due 12/15/2005                               10,845          10,357
     9.000% due 02/01/2008                               12,249          12,280
Flag Ltd.
     8.250% due 01/30/2008                               22,141          20,147
Forest Oil Corp.
    10.500% due 01/15/2006                                2,828           2,984
Fox/Liberty Networks LLC
     0.000% due 08/15/2007 (c)                            7,690           7,036
Garden State Newspapers
     8.750% due 10/01/2009                                3,120           3,042
     8.625% due 07/01/2011                                3,076           2,999
Global Crossing Holding Ltd.
     9.500% due 11/15/2009                                3,944           3,717
     6.000% due 10/15/2013                                9,969           9,450
Golden Northwest Aluminum
    12.000% due 12/15/2006                                1,933           1,653
Gulf Canada Resources Ltd.
     9.625% due 07/01/2005                                2,233           2,311
     8.375% due 11/15/2005                                3,155           3,423
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                               10,206          10,257
     7.500% due 01/15/2009                               16,307          16,275
HCA - The Healthcare Co.
     6.870% due 09/15/2003                                1,026           1,035
     6.910% due 06/15/2005                                  986             971
     8.850% due 01/01/2007                                5,350           5,791
     7.000% due 07/01/2007                               14,993          14,562
     8.700% due 02/10/2010                                  450             476
     8.360% due 04/15/2024                                4,733           4,586
     6.730% due 07/15/2045                                3,944           3,985
Hercules, Inc.
    11.125% due 11/15/2007                                7,454           7,566
HMH Properties, Inc.
     7.875% due 08/01/2005                               28,334          27,554
Hollinger International Publishing
     8.625% due 03/15/2005                                  198             201
     9.250% due 02/01/2006                                3,629           3,738
     9.250% due 03/15/2007                                  537             556
Horseshoe Gaming Holding
     8.625% due 05/15/2009                               15,250          15,212
HS Resources, Inc.
     9.875% due 12/01/2003                                2,879           2,937
     9.250% due 11/15/2006                               12,365          12,860
Huntsman Corp.
     9.500% due 07/01/2007                                9,718           7,532
Huntsman ICI Chemicals LLC
    10.125% due 07/01/2009                                1,796           1,859
Huntsman Polymers Corp.
    11.750% due 12/01/2004                                3,629           3,030
Intermedia Communications, Inc.
     0.000% due 05/15/2006 (c)                           20,240          20,442
International Game Technology
     7.875% due 05/15/2004                               11,594          11,768
     8.375% due 05/15/2009                               11,121          11,455
ISP Holdings, Inc.
     9.000% due 10/15/2003                               16,374          14,245
John Q. Hammons Hotels
     8.875% due 02/15/2004                                2,312           2,231
     9.750% due 10/01/2005                                2,633           2,541
Jones Intercable, Inc.
     8.875% due 04/01/2007                                3,991           4,284
Jupiters Ltd.
     8.500% due 03/01/2006                               10,096          10,071
K Mart Corp.
    12.350% due 01/01/2008                                3,803           4,111
     8.800% due 07/01/2010                                  902             818
     9.350% due 01/02/2020                               10,203           7,974
     9.780% due 01/05/2020                                7,552           6,432
Keebler Corp.
    10.750% due 07/01/2006                                4,733           5,020
KPNQWest BV
     8.125% due 06/01/2009                               19,560          17,115
L-3 Communications Corp.
    10.375% due 05/01/2007                                5,938           6,116
     8.500% due 05/15/2008                                  466             472
Lear Corp.
     8.250% due 02/01/2002                                5,056           5,081
     7.960% due 05/15/2005                                4,315           4,352
Lenfest Communications
     8.375% due 11/01/2005                                8,400           9,156
    10.500% due 06/15/2006                                  415             489
Level 3 Communications, Inc.
    11.000% due 03/15/2008                                4,338           3,416
     9.125% due 05/01/2008                               27,655          19,773
     0.000% due 12/01/2008 (c)                            9,425           4,571
    11.250% due 03/15/2010                                  789             619
    12.875% due 03/15/2010                               18,000           6,930
Levi Strauss & Co.
     6.800% due 11/01/2003                               15,853          14,902
Leviathan Gas Corp.
    10.375% due 06/01/2009                                2,773           2,981
Lin Television Corp.
     8.375% due 03/01/2008                               10,035           9,082
Lyondell Chemical Co.
     9.625% due 05/01/2007                               12,174          12,539
Mail-Well Corp.
     8.750% due 12/15/2008                                8,026           6,862
Mandalay Resort Group
     6.750% due 07/15/2003                               16,077          15,554
     9.250% due 12/01/2005                                4,812           4,854
     6.450% due 02/01/2006                                   79              74
    10.250% due 08/01/2007                                  198             204
     9.500% due 08/01/2008                                  395             413
Manor Care, Inc.
     8.000% due 03/01/2008                                3,000           3,068
Marsh Supermarkets, Inc.
     8.875% due 08/01/2007                                5,916           5,724
McLeodUSA, Inc.
     0.000% due 03/01/2007 (c)                           34,329          28,321
     8.375% due 03/15/2008                                4,023           3,430
     9.500% due 11/01/2008                               14,997          13,535
     8.125% due 02/15/2009                                3,815           3,205
    11.500% due 05/01/2009                                  789             773
Mediacom LLC
     9.500% due 01/15/2013                               22,600          22,205
Metromedia Fiber Network, Inc.
    10.000% due 11/15/2008                               18,301          15,281
    10.000% due 12/15/2009                               11,910           9,945
MGM Grand, Inc.
     6.950% due 02/01/2005                               23,993          23,977
     8.500% due 09/15/2010                               15,000          15,680


See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 53

High Yield Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Mirage Resorts, Inc.
     6.625% due 02/01/2005                         $      2,761     $     2,733
     7.250% due 10/15/2006                                2,106           2,111
Newpark Resources, Inc.
     8.625% due 12/15/2007                                3,470           3,435
Nextel Communications, Inc.
     0.000% due 09/15/2007 (c)                            9,000           6,683
     9.375% due 11/15/2009                               20,333          17,334
Nextel Partners, Inc.
     0.000% due 02/01/2009 (c)                           14,701           9,151
    11.000% due 03/15/2010                                2,658           2,319
Nextlink Communications, Inc.
     9.625% due 10/01/2007                                7,099           4,224
    10.750% due 06/01/2009                                8,426           5,013
    10.500% due 12/01/2009                                8,037           4,943
NL Industries, Inc.
    11.750% due 10/15/2003                                1,135           1,158
NTL, Inc.
    12.750% due 04/15/2005                                  553             528
    11.500% due 02/01/2006                                2,600           2,327
    11.500% due 10/01/2008                                5,026           4,448
Octel Developments PLC
   10.000% due 05/01/2006                                 1,499           1,506
Omnicare, Inc.
     5.000% due 12/01/2007                                6,000           5,258
     8.125% due 03/15/2011                                6,000           6,150
Orion Network Systems, Inc.
     0.000% due 01/15/2007 (c)                            9,885           2,669
    11.250% due 01/15/2007                               11,535           4,268
P&L Coal Holdings
     8.875% due 05/15/2008                               15,025          15,739
Park Place Entertainment Corp.
     8.875% due 09/15/2008                                4,733           4,839
Petroleos Mexicanos
     9.375% due 12/02/2008                                6,310           6,578
PharMerica, Inc.
     8.375% due 04/01/2008                               14,607          13,950
Physician Sales and Service, Inc.
     8.500% due 10/01/2007                                3,696           3,049
Piedmont Aviation, Inc.
    10.200% due 01/15/2005                                1,163           1,187
    10.250% due 03/28/2005                                  451             446
     9.900% due 11/08/2006                                  865             841
Pioneer National Resources Co.
     8.875% due 04/15/2005                               15,853          16,755
     8.250% due 08/15/2007                                6,827           7,000
     6.500% due 01/15/2008                                5,482           5,086
Price Communications Wireless, Inc.
     9.125% due 12/15/2006                                7,947           8,205
Pride International, Inc.
     9.375% due 05/01/2007                                4,595           4,865
Primedia, Inc.
    10.250% due 06/01/2004                                3,155           3,234
     8.500% due 02/01/2006                                8,671           8,801
     7.625% due 04/01/2008                                6,507           6,279
Qwest Communications International, Inc.
     7.500% due 11/01/2008                                5,916           6,138
R & B Falcon Corp.
     6.500% due 04/15/2003                                6,144           6,196
     9.125% due 12/15/2003                                1,250           1,306
     6.750% due 04/15/2005                                3,569           3,645
     9.125% due 12/15/2008                                  722             784
R.H. Donnelley, Inc.
     9.125% due 06/01/2008                                5,455           5,591
Racers
     8.375% due 10/01/2007                               17,242          14,021
Renaissance Media Group
     0.000% due 04/15/2008 (c)                           16,960          12,974
Rogers Cablesystems Ltd.
   10.000% due 03/15/2005                                 3,155           3,392
Rogers Cantel, Inc.
     8.300% due 10/01/2007                                3,524           3,498
     8.800% due 10/01/2007                                1,065           1,068
     9.375% due 06/01/2008                               27,024          28,173
Rural Cellular Corp.
     9.625% due 05/15/2008                               11,502          10,582
Safety-Kleen Corp.
     9.250% due 06/01/2008 (e)                           22,459             281
     9.250% due 05/15/2009 (e)                           11,042             138
SC International Services, Inc.
     9.250% due 09/01/2007                               11,970          12,389
Scotia Pacific Co. LLC
     7.710% due 01/20/2014 (d)                              142             104
Silgan Holdings, Inc.
     9.000% due 06/01/2009                               11,556          11,556
Smith's Food & Drug Centers, Inc.
     8.640% due 07/02/2012                                  222             239
Station Casinos, Inc.
    10.125% due 03/15/2006                                  782             812
     9.750% due 04/15/2007                                5,403           5,565
     8.875% due 12/01/2008                                  631             639
     9.875% due 07/01/2010                                  789             793
Stone Container Corp.
     8.812% due 10/01/2005                                1,117           1,121
    11.500% due 08/15/2006                                3,826           3,998
Telecorp PCS, Inc.
   10.625% due 07/15/2010                                10,888          10,561
Telewest Communications PLC
     9.625% due 10/01/2006                                3,873           3,757
    11.000% due 10/01/2007 (d)                            5,136           5,059
    11.250% due 11/01/2008                                  789             797
     0.000% due 04/15/2009 (c)                            6,746           3,997
     9.875% due 02/01/2010                                6,113           5,777
Tenet Healthcare Corp.
     7.875% due 01/15/2003                                  789             806
     8.625% due 12/01/2003                                5,684           5,905
     8.000% due 01/15/2005                                5,731           5,910
     8.625% due 01/15/2007                                5,761           6,006
     7.625% due 06/01/2008                               18,945          19,158
     8.125% due 12/01/2008                               10,500          10,841
Time Warner Telecom, Inc.
    10.125% due 02/01/2011                                5,650           5,678
Triad Hospitals, Inc.
    11.000% due 05/15/2009                                1,653           1,827
Tritel PCS, Inc.
    10.375% due 01/15/2011                               13,250          12,753
U.S. Airways, Inc.
     9.625% due 09/01/2003                               17,648          17,805
     9.330% due 01/01/2006                                3,280           3,198
United Defense Industries, Inc.
     8.750% due 11/15/2007                                  789             783
United Pan-Europe Communications NV
     0.000% due 02/01/2009 (c)                            6,502           2,406
    10.875% due 08/01/2009                                5,885           3,972
     1.000% due 11/01/2009                                7,000           2,485
    13.750% due 02/01/2010                                6,500           2,178
Vintage Petroleum, Inc.
     9.000% due 12/15/2005                                7,761           8,033
     9.750% due 06/30/2009                                2,009           2,200
VoiceStream Wireless Corp.
    10.375% due 11/15/2009                                3,155           3,471
Waste Management, Inc.
     7.000% due 05/15/2005                                  513             520
WCG Corp.
     8.250% due 03/15/2004                               11,900          11,850
Western Gas Resources, Inc.
    10.000% due 06/15/2009                                5,700           6,071
Williams Communications Group, Inc.
    10.700% due 10/01/2007                                7,493           5,845
    11.700% due 08/01/2008                                2,000           1,570
    10.875% due 10/01/2009                                7,492           5,507
    11.875% due 08/01/2010                                6,000           4,650
World Color Press, Inc.
     8.375% due 11/15/2008                                  513             526
     7.750% due 02/15/2009                                1,381           1,373


54 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Worldwide Fiber, Inc.
    12.000% due 08/01/2009                         $      5,969     $     2,238
XO Communications, Inc.
    12.250% due 06/01/2009                                3,800           1,349
    12.125% due 12/01/2009                                5,000           1,575
Young Broadcasting, Inc.
     9.000% due 01/15/2006                               14,690          13,919
     8.750% due 06/15/2007                                  127             117
    10.000% due 03/01/2011                               13,400          13,065
                                                                    -----------
                                                                      1,577,388
                                                                    -----------
Utilities 9.4%
AES Corp.
     8.750% due 12/15/2002                                3,000           3,060
    10.250% due 07/15/2006                                2,299           2,397
     8.500% due 11/01/2007                                6,152           6,106
     9.500% due 06/01/2009                               16,944          17,961
     9.375% due 09/15/2010                                   15              16
American Tower Corp.
     9.375% due 02/01/2009                               13,000          12,513
AT&T Canada, Inc.
     0.000% due 06/15/2008 (c)                           28,344          23,592
    10.625% due 11/01/2008                                7,572           8,403
AT&T Wireless Services, Inc.
     7.875% due 03/01/2011                               16,750          16,732
Azurix Corp.
    10.375% due 02/15/2007                                9,644           9,933
Calpine Corp.
     9.250% due 02/01/2004                               10,254          10,259
     7.625% due 04/15/2006                                3,550           3,568
     8.750% due 07/15/2007                               19,241          19,774
     7.875% due 04/01/2008                                5,748           5,756
     7.750% due 04/15/2009                                  789             780
     8.500% due 02/15/2011                                6,700           6,893
Carolina Power & Light Energy, Inc.
     6.117% due 07/29/2002 (d)                            2,288           2,293
Chesapeake Energy Corp.
     9.625% due 05/01/2005                                3,000           3,285
CMS Energy Corp.
     8.125% due 05/15/2002                                3,579           3,625
     6.750% due 01/15/2004                                  592             578
     7.000% due 01/15/2005                                7,887           7,565
     9.875% due 10/15/2007                                6,113           6,548
     8.500% due 04/15/2011                                9,000           8,756
France Telecom
     7.750% due 03/01/2011                               19,750          19,902
Giant Industries, Inc.
     9.750% due 11/15/2003                                  150             149
     9.000% due 09/01/2007                                1,750           1,654
Key Energy Services, Inc.
     8.375% due 03/01/2008                                2,770           2,853
Mastec, Inc.
     7.750% due 02/01/2008                                7,250           6,978
Progress Energy, Inc.
     6.550% due 03/01/2004                                9,070           9,266
     7.100% due 03/01/2011                                9,070           9,348
Rocky River Realty
     8.810% due 04/14/2007 (b)                            2,912           3,085
Williams Cos., Inc.
     7.259% due 11/15/2001 (d)                            4,812           4,819
Wilmington Trust Co. - Tucson Electric
    10.210% due 01/01/2009                                  500             531
    10.732% due 01/01/2013                                7,015           7,840
                                                                    -----------
                                                                        246,818
                                                                    -----------
Total Corporate Bonds & Notes                                         1,943,765
(Cost $2,093,227)                                                   -----------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 1.7%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 1.7%
LTC Commercial Corp.
     9.200% due 08/04/2023                                2,235           2,421
     7.970% due 04/15/2028                                3,993           3,750
NationsBanc Mortgage Capital Corp.
     8.035% due 05/25/2028                                3,035           2,664
Red Mountain Funding Corp.
     9.150% due 11/28/2027                                4,517           3,075
Resolution Trust Corp.
     6.900% due 02/25/2027                                3,693           3,591
     7.000% due 05/25/2027                                4,417           4,412
Sasco Floating Rate Commercial Mortgage Trust
     5.600% due 04/25/2003 (d)                           23,504          23,379
                                                                    -----------
                                                                         43,292
                                                                    -----------
Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
     7.000% due 07/25/2008                                1,366             163
     6.500% due 06/25/2017                                   32               0
     7.000% due 04/25/2019                                5,965             243
     7.000% due 12/25/2021                                2,107             230
                                                                    -----------
                                                                            636
                                                                    -----------
Total Mortgage-Backed Securities                                         43,928
(Cost $43,762)                                                      -----------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 10.1%
--------------------------------------------------------------------------------
Acterna LLC
     9.688% due 09/01/2007                                1,476           1,466
Adelphia Communications Corp.
     9.190% due 10/01/2002                                3,000           3,000
     9.300% due 02/15/2004                                7,000           6,999
Airplanes Pass Through Trust
    10.875% due 03/15/2019                               22,490          14,828
Airtrust
     0.990% due 06/01/2013                                8,912           3,347
Allied Waste Industries, Inc.
     7.687% due 07/30/2006                                1,824           1,807
     7.812% due 07/30/2006                                8,056           7,982
     8.062% due 07/21/2007                                  912             904
     8.125% due 07/30/2007 (d)                            2,280           2,259
     9.625% due 07/30/2007 (d)                            3,191           3,163
     9.687% due 07/30/2007 (d)                            4,559           4,518
     9.812% due 07/30/2007 (d)                                2               2
Allied Waste North America, Inc.
     7.937% due 07/30/2007                                  912             911
Bergen Brunswig Corp.
     7.650% due 03/31/2005                                3,397           3,386
     7.912% due 03/31/2005                                  394             393
     8.133% due 03/31/2005                                  849             847
     8.207% due 03/31/2005                                1,699           1,693
     9.120% due 03/31/2005                                4,246           4,233
     9.200% due 03/31/2005                                4,246           4,233
     9.331% due 03/31/2005                                4,246           4,233
     7.650% due 03/31/2006                                2,548           2,561
Charter Commercial Holdings LLC
     8.150% due 03/31/2008                               15,500          15,382
Conseco Finance
     9.300% due 10/15/2030                                8,000           8,464
Continental Airlines, Inc.
     6.792% due 07/30/2004                               10,000           9,788
Crown Castle
     8.130% due 03/31/2008                                3,000           3,013
Da Vita
     8.000% due 03/31/2003                                4,176           4,169
     8.750% due 03/13/2006                                  492             491
     9.187% due 03/31/2006                                2,463           2,458
Emmis Communications Corp.
     8.312% due 08/31/2009                               16,500          16,500
Flag Ltd.
     7.312% due 03/31/2006                                2,323           2,318
Global Crossing Holding Ltd.
     8.030% due 08/15/2006                                3,000           3,004
Green Tree Financial Corp.
     8.000% due 07/15/2018                                6,000           5,297


See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 55

High Yield Fund
March 31, 2001
                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Huntsman Corp.
     9.571% due 07/31/2004                         $        787     $       754
     7.750% due 06/30/2005                                  492             447
     8.913% due 06/30/2005                                  688             626
     9.375% due 06/30/2005                                1,869           1,700
     9.500% due 06/30/2005                                  138             125
     9.571% due 06/30/2005                                1,351           1,229
     8.750% due 12/31/2005                                3,000           2,876
Impress Metal
     9.457% due 12/01/2006                                1,015           1,016
Insight Midwest
     8.187% due 12/15/2009                                7,000           7,043
Island Inland Co.
     9.508% due 07/09/2003                                4,000           3,100
Morgan Stanley Aircraft Finance
     8.700% due 03/15/2023                               17,782          11,878
Nextel Communications, Inc.
     8.400% due 03/31/2008                               17,169          16,722
Primedia, Inc.
     7.955% due 07/31/2004                                4,975           4,968
Rural Cellular Corp.
     9.068% due 10/03/2009                                3,819           3,752
Starwood Hotels & Resorts
     7.757% due 02/23/2003                                7,758           7,786
     8.131% due 02/23/2003                                6,743           6,767
Stone Container Corp.
     8.812% due 04/01/2003 (d)                            1,466           1,471
     8.875% due 10/01/2003                                1,466           1,471
     8.812% due 10/01/2003 (d)                            4,136           4,148
     8.875% due 10/01/2003                                4,129           4,142
     8.812% due 10/01/2005                                1,117           1,119
Total Renal Care
     8.062% due 03/31/2003                                  878             872
     8.437% due 03/31/2003                                4,095           4,088
     9.875% due 03/31/2003                                7,324           7,274
Triad Hospitals, Inc.
     9.240% due 12/31/2005                                1,324           1,330
     9.390% due 12/31/2005                                5,523           5,547
VoiceStream
     8.500% due 02/15/2009                                4,500           4,466
     8.190% due 06/30/2009                               16,000          15,887
                                                                    -----------
Total Asset-Backed Securities                                           266,253
(Cost $281,973)                                                     -----------
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 0.2%
--------------------------------------------------------------------------------
United Mexican States
     8.500% due 02/01/2006                                5,719           5,848
                                                                    -----------
Total Sovereign Issues                                                    5,848
(Cost $5,703)                                                       -----------
--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 1.9%
--------------------------------------------------------------------------------
Health Care 0.7%
Tenet Healthcare Corp.
     6.000% due 12/01/2005                                3,664           3,316
Total Renal Care Holdings
     7.000% due 05/15/2009                               15,953          13,959
                                                                    -----------
                                                                         17,275
                                                                    -----------
Industrial 1.0%
Pride International, Inc.
     0.010% due 04/24/2018                                9,268           4,147
Waste Management, Inc.
     4.000% due 02/01/2002                               24,338          23,607
                                                                    -----------
                                                                         27,754
                                                                    -----------
Utilities 0.2%
Nextel Communications, Inc.
     5.250% due 01/15/2010                                2,000           1,293
Rogers Communications, Inc.
     2.000% due 11/26/2005                                4,400           3,286
                                                                    -----------
                                                                          4,579
                                                                    -----------
Total Convertible Bonds & Notes                                          49,608
(Cost $48,033)                                                      -----------

                                                                          Value
                                                         Shares          (000s)
--------------------------------------------------------------------------------
   PREFERRED STOCK 3.1%
--------------------------------------------------------------------------------
CSC Holdings, Inc.
    11.125% due 04/01/2008                              161,572     $    17,611
Fresenius Medical Care
     9.000% due 12/01/2006                               28,250          28,674
     7.875% due 02/01/2008                               26,750          26,015
Newscorp Overseas Ltd.
     8.625% due 12/31/2049                              105,100           2,512
Primedia, Inc.
     9.200% due 11/01/2009                               55,300           4,797
     8.625% due 04/01/2010                               39,500           3,308
                                                                    -----------
Total Preferred Stock                                                    82,917
(Cost $85,373)                                                      -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 6.0%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)
Commercial Paper 5.7%
Abbey National North America
     5.425% due 04/19/2001                         $        400             399
American Express Credit Corp.
     6.240% due 04/06/2001                                  500             500
CBA (de) Finance
     4.960% due 04/23/2001                                2,300           2,293
Coca-Cola Co.
     5.140% due 04/12/2001                                2,000           1,997
     4.600% due 07/12/2001                                4,000           3,944
Fannie Mae
     4.685% due 09/06/2001                                4,600           4,505
General Electric Capital Corp.
     5.120% due 04/04/2001                                1,700           1,700
     4.600% due 07/18/2001                                3,000           2,956
Gillette Co.
     5.430% due 04/17/2001                                1,500           1,497
     4.910% due 08/21/2001                                6,000           5,887
KFW International Finance, Inc.
     5.320% due 05/30/2001                                4,000           3,966
Monsanto Co.
     4.980% due 08/15/2001                               15,200          14,925
National Rural Utilities Cooperative Finance Corp.
     5.300% due 05/24/2001                                3,200           3,176
Reseau Ferre De France
     4.590% due 07/25/2001                                1,000             984
Swedbank, Inc.
     5.290% due 05/30/2001                                1,800           1,785
     5.020% due 08/08/2001                                3,400           3,341
UBS Finance, Inc.
     5.400% due 04/02/2001                               19,000          19,000
     5.060% due 04/04/2001                                4,500           4,499
     5.390% due 05/30/2001                                4,000           3,965
     5.290% due 06/06/2001                                4,900           4,855
     5.920% due 06/06/2001                               12,700          12,584
     5.190% due 06/13/2001                                8,600           8,514
     5.290% due 06/13/2001                               18,000          17,819
     5.010% due 08/01/2001                               20,500          20,164
     5.040% due 08/02/2001                                2,000           1,967
     5.010% due 08/08/2001                                3,500           3,440
                                                                    -----------
                                                                        150,662
                                                                    -----------
Repurchase Agreement 0.3%
State Street Bank
     4.600% due 04/02/2001                                8,039           8,039
     (Dated 03/30/2001. Collateralized by Freddie Mac
     7.000% due 03/15/2010 valued at $8,205
     Repurchase proceeds are $8,042.)
                                                                    -----------
Total Short-Term Instruments                                            158,700
(Cost $158,649)                                                     -----------

Total Investments (a) 96.6%                                         $ 2,551,020
(Cost $2,716,720)

Other Assets and Liabilities (Net) 3.4%                                  91,122
                                                                    -----------

Net Assets 100.0%                                                   $ 2,642,142
                                                                    -----------


56 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $2,721,008 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $    31,646

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (201,634)
                                                                    -----------

Unrealized depreciation-net                                         $  (169,988)
                                                                    -----------
(b) Restricted security.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at March 31, 2001:

                           Principal
                              Amount                                  Unrealized
                          Covered by          Settlement           Appreciation/
Type      Currency          Contract               Month          (Depreciation)
--------------------------------------------------------------------------------
Buy             C$             2,539             05/2001          $         (10)
Sell                           2,539             05/2001                      4
Buy             EC             2,870             04/2001                     (9)
Sell                           2,870             04/2001                    152
Sell                           2,870             06/2001                      9
                                                                  -------------
                                                                  $         146
                                                                  -------------
(g) Principal amount denoted in indicated currency:

       C$ - Canadian Dollar
       EC - Euro

(h) Swap agreements outstanding at March 31, 2001:

                                                       Notional      Unrealized
Type                                                     Amount    Appreciation
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 2.500% and the Fund will pay to the counterparty at par in the event of default of CMS Energy Corp. Bond with maximum maturity date of 12/01/2009.

Broker: Morgan Stanley
Exp. 06/26/2001                                    $     13,750     $        38
                                                                    -----------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 57

 PIMCO Schedule of Investments Class D
Low Duration Fund
March 31, 2001
                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 46.8%
--------------------------------------------------------------------------------
Banking & Finance 23.6%

American General Finance
     6.875% due 12/14/2001                         $     25,000     $    25,373
Associates Corp. of North America
     6.700% due 05/29/2001                                  400             401
     5.400% due 08/27/2001 (d)                            1,000           1,003
     6.875% due 06/20/2002                               20,000          20,420
     6.950% due 08/01/2002                                1,000           1,026
AT&T Capital Corp.
     5.881% due 04/23/2002 (d)                           10,000          10,024
Banco Nacional de Comercio Exterior
     7.250% due 02/02/2004                                1,800           1,814
Bank of America Corp.
     7.200% due 09/15/2002                                  100             103
     7.875% due 12/01/2002                                  100             104
     6.625% due 06/15/2004                                1,000           1,032
Bank One Corp.
     7.250% due 08/01/2002                                  500             514
Bear Stearns Co., Inc.
     4.370% due 06/28/2001 (d)                            2,000           2,003
     5.370% due 12/16/2002 (d)                            2,800           2,805
     6.125% due 02/01/2003                                3,000           3,026
     5.210% due 03/28/2003 (d)                            8,600           8,597
     6.200% due 03/30/2003                                9,700           9,795
     7.156% due 06/01/2004 (d)                            3,000           2,965
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                                3,311           3,401
Beneficial Corp.
     5.409% due 01/09/2002 (d)                           10,000          10,017
     6.650% due 09/12/2002                                5,000           5,090
     6.575% due 12/16/2002                                5,440           5,541
Capital One Bank
     7.000% due 04/30/2001                                  300             300
     5.820% due 06/23/2003 (d)                            1,100           1,076
Case Credit Corp.
     5.713% due 08/01/2001 (d)                            4,750           4,604
Chrysler Financial Corp. LLC
     5.120% due 08/08/2002 (d)                            8,000           7,930
CIT Group, Inc.
     5.190% due 09/13/2002 (d)                           19,900          19,842
     7.375% due 03/15/2003                                1,000           1,033
Credit Asset Receivable
     6.274% due 10/31/2003                               30,349          30,461
Export-Import Bank Korea
     6.500% due 02/10/2002                                7,500           7,505
     6.500% due 11/15/2006                                6,700           6,827
     7.100% due 03/15/2007                                6,700           6,965
Finova Capital Corp.
     6.316% due 04/08/2003 (d)(i)                         1,000             820
     5.193% due 06/18/2003 (d)(i)                         6,000           4,920
Ford Motor Credit Co.
     6.093% due 03/19/2002 (d)                           18,857          18,818
     5.939% due 07/16/2002 (d)                              100             100
     6.520% due 08/12/2002                               13,000          13,223
     6.000% due 01/14/2003                               15,000          15,117
     5.133% due 03/17/2003 (d)                            3,000           2,978
     6.125% due 04/28/2003                               14,000          14,150
     5.860% due 04/26/2004 (d)                           19,000          18,841
     7.500% due 03/15/2005                                1,000           1,047
     6.179% due 07/18/2005 (d)                              400             394
General Motors Acceptance Corp.
     7.125% due 05/01/2001                               15,000          15,023
     5.509% due 11/12/2002 (d)                           17,400          17,417
     5.609% due 11/12/2002 (d)                           63,520          63,349
     5.875% due 01/22/2003                                  500             503
     6.750% due 03/15/2003                                3,700           3,788
     6.394% due 07/20/2003 (d)                            7,822           7,814
     5.550% due 09/15/2003                                3,000           2,996
     5.750% due 11/10/2003                                5,000           5,011
     6.396% due 01/20/2004 (d)                            9,400           9,399
     5.750% due 03/22/2004 (d)                            5,000           5,000
     6.536% due 04/05/2004 (d)                              700             690
     7.625% due 06/15/2004                                1,000           1,051
     6.850% due 06/17/2004                                1,000           1,028
Gold Eagle Capital Ltd.
     8.629% due 04/15/2001(d)                            20,000          20,006
Great Western Financial
     8.600% due 02/01/2002                                4,000           4,104
Heller Financial, Inc.
     5.979% due 10/22/2001(d)                             1,000           1,001
     5.858% due 04/28/2003(d)                            20,000          19,944
Hitachi Credit America
     6.100% due 04/24/2001                               25,000          25,013
Household Finance Corp.
     6.490% due 04/09/2001                               20,000          20,004
     6.125% due 07/15/2002                               11,000          11,090
     7.625% due 01/15/2003                               10,849          11,260
     6.125% due 02/27/2003                                1,500           1,513
     5.116% due 06/24/2003(d)                             1,500           1,495
Industrial Bank of Korea
     8.375% due 09/30/2002                                5,000           5,177
Key Bank NA
     6.052% due 04/24/2003                               12,900          12,988
KFW International Finance, Inc.
     5.000% due 01/22/2002                                7,690           7,700
     5.500% due 02/19/2002                                7,887           7,936
     5.375% due 05/10/2002                               12,282          12,360
     6.125% due 07/08/2002                               18,589          18,890
Korea Development Bank
     7.125% due 09/17/2001                               28,963          29,154
     7.900% due 02/01/2002                                6,100           6,191
     7.625% due 10/01/2002                               21,200          21,742
     6.500% due 11/15/2002                                5,898           5,957
     8.294% due 06/16/2003(d)                             3,500           3,430
     6.625% due 11/21/2003                               20,300          20,549
Lehman Brothers Holdings, Inc.
     6.110% due 05/07/2002(d)                             5,000           5,027
     6.186% due 07/08/2002(d)                             1,500           1,501
     5.610% due 12/12/2002(d)                             1,500           1,506
     5.240% due 04/04/2003(d)                             7,900           7,912
Marsh & McLennan Cos., Inc.
     6.625% due 06/15/2004                                1,000           1,033
Merrill Lynch & Co.
     5.945% due 11/26/2001(d)                            80,600          80,825
     5.779% due 01/15/2002(d)                             5,000           5,003
     7.129% due 02/08/2002(d)                            25,000          25,078
     6.130% due 04/07/2003                                7,770           7,926
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                               17,850          18,140
Middletown Trust
    11.750% due 07/15/2010                                  911             952
Midland Funding I
    10.330% due 07/23/2002                                1,335           1,388
Morgan Stanley Group, Inc.
     5.228% due 03/11/2003(d)                             5,000           5,000
Nacional Financiera
    10.625% due 11/22/2001                                7,500           7,714
     7.284% due 05/08/2003(d)                             7,000           7,180
Pemex Finance Ltd.
     6.125% due 11/15/2003                               13,933          13,849
PNC Bank NA
     5.150% due 01/24/2002(d)                            20,000          20,012
Popular North American, Inc.
     6.875% due 06/15/2001                                5,000           5,018
     7.375% due 09/15/2001                               20,000          20,211
Popular, Inc.
     6.200% due 04/30/2001                                1,000           1,001
Qwest Capital Funding, Inc.
     6.125% due 07/15/2002                                5,250           5,282
Rothmans Holdings
     6.500% due 05/06/2003                               14,000          14,146
Salomon, Inc.
     7.250% due 05/01/2001                                3,700           3,706
     7.300% due 05/15/2002                               15,000          15,400
     7.500% due 02/01/2003                                3,000           3,118
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002(j)                             1,104           1,110
     5.568% due 05/14/2002(d)                            25,150          25,174
     5.891% due 07/23/2002(d)                             5,100           5,099


58 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Seismic Ltd.
    10.901% due 01/01/2002 (d)                     $     10,000     $     9,940
Shopping Center Associates
     6.750% due 01/15/2004                               11,725          11,920
Spieker Properties, Inc.
     6.800% due 05/01/2004                                2,000           2,040
Toyota Motor Credit Corp.
     7.325% due 02/15/2002 (d)                           11,600          11,620
Transamerica Finance Corp.
     6.125% due 11/01/2001                                5,000           5,032
Wachovia Corp.
     6.075% due 05/02/2005 (d)                            8,000           7,990
Wells Fargo & Co.
     6.625% due 07/15/2004                                1,000           1,037
     6.025% due 05/02/2005 (d)                           32,700          32,672
                                                                    -----------
                                                                      1,084,140
                                                                    -----------
Industrials 12.0%
Allied Waste North America, Inc.
     7.375% due 01/01/2004                                5,000           4,925
AMR Corp.
     9.125% due 10/24/2001                                4,250           4,338
Atlas Air, Inc.
     8.010% due 01/02/2010                                9,778           9,932
Caterpillar, Inc.
     9.750% due 06/01/2019                               13,766          14,379
Cemex SA de CV
     8.625% due 07/18/2003                               10,000          10,300
Coastal Corp.
     5.554% due 03/06/2002 (d)                           32,200          32,200
Conoco, Inc.
     5.900% due 04/15/2004                                3,100           3,151
Cox Enterprises, Inc.
     6.625% due 06/14/2002                                3,000           3,035
     6.425% due 05/01/2033 (d)                            2,000           2,001
DaimlerChrysler North America Holding Corp.
     5.790% due 12/16/2002 (d)                           13,400          13,345
     5.720% due 08/16/2004 (d)                            1,000             975
     6.900% due 09/01/2004                                1,000           1,016
Delta Air Lines, Inc.
     8.500% due 09/15/2001                                  205             208
     6.650% due 03/15/2004                                2,925           2,862
Eastman Chemical Co.
     6.375% due 01/15/2004                                  250             244
Electric Lightwave, Inc.
     6.050% due 05/15/2004                                3,000           2,742
Enron Corp.
     5.510% due 09/10/2001 (d)                            1,000           1,001
     8.000% due 08/15/2005                                8,300           8,901
Federal-Mogul Corp.
     7.500% due 07/01/2004                               28,600           4,433
Ford Motor Co.
     9.000% due 09/15/2001                                  500             508
Fred Meyer, Inc.
     7.150% due 03/01/2003                               13,500          13,999
General Motors Corp.
     6.250% due 05/01/2005                                7,000           7,065
Global Crossing Holding Ltd.
     6.000% due 10/15/2013                                7,500           7,110
HCA - The Healthcare Co.
     8.130% due 08/04/2003                                5,000           5,184
     6.630% due 07/15/2045                                7,000           7,071
HMH Properties, Inc.
     7.875% due 08/01/2005                                5,000           4,863
IMEXSA Export Trust
    10.125% due 05/31/2003                                5,718           5,564
International Game Technology
     7.875% due 05/15/2004                                  500             508
Kroger Co.
     6.340% due 06/01/2001                                5,000           5,006
Lockheed Martin Corp.
     6.850% due 05/15/2001                                7,300           7,310
Nabisco, Inc.
     6.700% due 06/15/2002                               21,100          21,207
Occidental Petroleum Corp.
     6.400% due 04/01/2003                               15,945          16,057
Park Place Entertainment Corp.
     7.950% due 08/01/2003                               15,955          16,394
Petroleos Mexicanos
     7.845% due 07/15/2005 (d)                           10,400          10,426
     7.769% due 07/15/2005 (d)                           10,173          10,198
     9.375% due 12/02/2008                                5,500           5,734
Philip Morris Cos., Inc.
     7.250% due 09/15/2001                                  500             504
     7.500% due 01/15/2002                                  200             203
     7.250% due 01/15/2003                                4,050           4,174
     8.250% due 10/15/2003                                1,000           1,066
     6.950% due 06/01/2006                               25,000          25,031
Phillips Petroleum Co.
     8.500% due 05/25/2005                                2,000           2,201
Qwest Corp.
     7.625% due 06/09/2003                               25,000          25,930
     5.650% due 11/01/2004                                9,250           8,998
R & B Falcon Corp.
     6.500% due 04/15/2003                               11,000          11,094
Raytheon Co.
     5.739% due 08/10/2001 (d)                              500             501
Rollins Truck Leasing Co.
     8.000% due 02/15/2003                                3,000           3,143
Shoppers Food Warehouse Corp.
     9.750% due 06/15/2004                               10,500          10,978
Starwood Hotels & Resorts
     6.750% due 11/15/2005                                2,000           1,981
TCI Communications, Inc.
     5.580% due 03/11/2003 (d)                            3,000           3,018
Tenet Healthcare Corp.
     7.875% due 01/15/2003                                5,300           5,413
     8.625% due 12/01/2003                                9,700          10,078
Time Warner, Inc.
     7.975% due 08/15/2004                                1,950           2,080
TTX Co.
     7.820% due 07/21/2003                               61,000          64,243
Tyco International Group SA
     6.875% due 09/05/2002                               18,805          19,096
Union Oil Co. of California
     9.100% due 08/15/2001                                3,350           3,397
Waste Management, Inc.
     6.500% due 05/15/2004                               45,000          45,007
Yorkshire Power
     6.154% due 02/25/2003                               40,000          40,019
                                                                    -----------
                                                                        552,347
                                                                    -----------
Utilities 11.2%
Arizona Public Service Co.
     5.875% due 02/15/2004                                5,600           5,599
Arkansas Power & Light
     6.000% due 10/01/2003                                  450             450
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                                3,000           3,036
British Telecommunications PLC
     6.079% due 12/15/2003 (d)                            9,900           9,904
     7.625% due 12/15/2005                               73,400          76,023
Calpine Corp.
     9.250% due 02/01/2004                                2,960           2,961
CenturyTel, Inc.
     7.750% due 10/15/2012                               32,000          32,590
Cinergy Corp.
     6.125% due 04/15/2004                               13,000          12,766
Cleveland Electric Illuminating Co.
     8.550% due 11/15/2001                                2,075           2,117
     7.850% due 07/30/2002                                3,500           3,609
     9.500% due 05/15/2005                                9,000           9,316
CMS Energy Corp.
     8.125% due 05/15/2002                                5,000           5,064
     7.625% due 11/15/2004                               15,400          15,295
     8.000% due 07/01/2011                                5,000           5,011
Connecticut Light & Power Co.
     7.875% due 06/01/2001                                  500             502
     8.590% due 06/05/2003                               10,000          10,772


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 59

Low Duration Fund
March 31, 2001
                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
DTE Capital Corp.
     8.350% due 11/15/2038 (d)                     $      1,000     $     1,021
Duke Energy Field Services
     7.500% due 08/16/2005                                1,000           1,053
Entergy Louisiana, Inc.
     7.740% due 07/01/2002                                3,308           3,314
     8.500% due 06/01/2003                                4,000           4,216
Entergy Mississippi, Inc.
     7.750% due 02/15/2003                               35,000          36,214
France Telecom
     7.200% due 03/01/2006                               29,300          29,818
Illinois Power Co.
     6.250% due 07/15/2002                               10,000          10,120
     6.000% due 09/15/2003                               12,500          12,634
Kentucky Power Co.
     6.650% due 05/01/2003                                1,000           1,002
Kinder Morgan, Inc.
     6.450% due 11/30/2001                                  440             442
Niagara Mohawk Power Co.
     7.125% due 07/01/2001                                1,512           1,518
     7.250% due 10/01/2002                               16,634          16,988
Noram Energy Corp.
     6.375% due 11/01/2003                                2,000           2,043
Ohio Edison Co.
     8.625% due 09/15/2003                                5,000           5,339
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (d)(i)                        46,700          38,528
Scana Corp.
     5.910% due 02/08/2002 (d)                            1,000           1,001
Sprint Capital Corp.
     9.500% due 04/01/2003                                5,800           6,219
Texas Utilities Corp.
     5.940% due 10/15/2001                               13,155          13,217
     6.500% due 08/16/2002                                1,000           1,014
     9.700% due 02/28/2003                                4,695           5,075
     6.750% due 03/01/2003                                  925             944
     6.750% due 04/01/2003                                3,875           3,958
     6.875% due 08/01/2005                                2,000           2,060
Toledo Edison Co.
     8.180% due 07/30/2002                                2,500           2,572
United Illuminating Co.
     6.000% due 12/15/2003                               13,000          13,137
Western Massachusetts Electric Co.
     7.750% due 12/01/2002                                4,847           4,853
Williams Cos., Inc.
     5.889% due 11/15/2001 (d)                            6,200           6,209
WorldCom, Inc.
     6.125% due 08/15/2001                               45,000          45,077
     8.875% due 01/15/2006                               45,170          46,653
     6.125% due 04/15/2012                                4,300           4,307
                                                                    -----------
                                                                        515,561
                                                                    -----------
Total Corporate Bonds & Notes                                         2,152,048
(Cost $2,154,130)                                                   -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 1.7%
--------------------------------------------------------------------------------
Fannie Mae
     4.625% due 10/15/2001                                  535             535
     6.850% due 11/06/2003                               30,000          30,415
     7.125% due 09/19/2005                               25,000          25,862
     7.000% due 11/14/2005                               15,085          15,613
Federal Home Loan Bank
     6.240% due 08/24/2001                                  210             211
Freddie Mac
     5.750% due 06/15/2001                                  750             752
     6.500% due 02/04/2013                                1,200           1,184
     6.625% due 07/02/2013                                1,195           1,184
Small Business Administration
     8.250% due 01/25/2013 (d)                              249             252
     8.250% due 02/25/2014 (d)                              705             708
                                                                    -----------
Total U.S. Government Agencies                                           76,716
(Cost $75,476)                                                      -----------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 9.0%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (h)
     3.625% due 07/15/2002 (b)                          183,695         187,312
     3.375% due 01/15/2007 (j)                           50,333          50,884
     3.625% due 01/15/2008 (j)                          116,814         119,552
     3.875% due 01/15/2009 (j)                           55,935          58,173
U.S. Treasury Strips
     0.000% due 02/15/2019                                  200              72
                                                                    -----------
Total U.S. Treasury Obligations                                         415,993
(Cost $402,940)                                                     -----------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 108.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 25.4%
Amortizing Residential Collateral Trust
     5.790% due 09/25/2030 (d)                           15,028          15,042
Bear Stearns Adjustable Rate Mortgage Trust
     7.490% due 12/25/2030 (d)                           17,118          17,297
     7.499% due 12/25/2030 (d)                           15,967          16,149
Cendant Mortgage Corp.
     6.500% due 01/18/2016                                  455             456
Chase Commercial Mortgage Securities Corp.
     7.600% due 12/18/2005                                  127             133
Chase Mortgage Finance Corp.
    10.000% due 11/25/2009                                   12              12
     6.500% due 06/25/2013                                5,617           5,699
     8.494% due 04/25/2025 (d)                            1,487           1,518
     6.750% due 07/25/2028                               11,250          11,319
     6.350% due 07/25/2029                                4,186           4,243
Citicorp Mortgage Securities, Inc.
     6.875% due 12/01/2019 (d)                              375             373
     6.750% due 05/25/2028                                6,266           6,241
CMC Securities Corp. IV
     7.250% due 10/25/2027                               12,141          12,482
     7.250% due 11/25/2027                               10,106          10,389
Collateralized Mortgage Obligation Trust
     7.375% due 01/20/2003 (d)                                2               2
Commercial Trust
     6.670% due 12/15/2003 (d)                            3,267           3,134
Countrywide Funding Corp.
     6.875% due 01/25/2035 (d)                            1,906           1,901
Countrywide Home Loans
     6.250% due 07/25/2009                                  208             208
     6.900% due 12/25/2027                               18,168          18,423
Criimi Mae Financial Corp.
     7.000% due 01/01/2033                                8,427           8,510
CS First Boston Mortgage Securities Corp.
     6.960% due 01/20/2004                                  128             131
     6.400% due 02/17/2004                                  119             121
     7.500% due 02/25/2031                               69,976          71,972
     7.500% due 03/25/2031                               29,978          30,273
Dime Savings
     7.293% due 11/01/2018 (d)                            1,143           1,058
DLJ Commercial Mortgage Corp.
     7.571% due 09/05/2001 (d)                            1,126           1,132
DLJ Mortgage Acceptance Corp.
    11.000% due 08/01/2019                                  622             692
     9.308% due 05/25/2024 (d)                              826             838
     5.978% due 06/25/2026 (d)                            8,609           8,493
     6.850% due 12/17/2027                                  165             171
Drexel Burnham Lambert Trust
     6.063% due 05/01/2016 (d)                               20              20
Enterprise Mortgage Acceptance Co.
     6.110% due 07/15/2003                                   93              94
Fannie Mae
     8.950% due 05/25/2003                                   13              13
     9.000% due 07/25/2003                                  114             116
     9.400% due 07/25/2003                                   30              30
     6.875% due 06/25/2009                                1,104           1,111
     7.000% due 09/25/2016                               10,368          10,505
     9.250% due 10/25/2018                                   59              63
     8.750% due 05/25/2019                                    9               9


60 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
     9.500% due 03/25/2020                         $      3,880     $     4,284
     9.500% due 05/25/2020                                1,115           1,187
     6.000% due 12/25/2020                                   18              17
     9.000% due 03/25/2021                                2,810           2,969
     9.000% due 04/25/2021                                   96             103
     8.000% due 12/25/2021                                1,869           1,987
     8.000% due 03/25/2022                                   20              20
     5.663% due 04/25/2022 (d)                              171             173
     5.000% due 01/25/2024                                    4               4
First Nationwide Trust
     7.750% due 10/25/2030                               68,388          70,922
Freddie Mac
     8.000% due 07/01/2006                                   35              37
     6.000% due 07/15/2006                                  963             964
     6.500% due 08/15/2006                                1,473           1,480
     8.500% due 01/01/2007                                   56              59
     8.000% due 09/15/2007                                  673             687
     5.750% due 01/15/2008                                3,789           3,801
     9.500% due 07/01/2010                                   61              64
     6.500% due 08/15/2011                               16,492          16,733
     8.000% due 01/01/2012                                   83              83
    12.500% due 09/30/2013                                  487             539
    11.750% due 02/01/2014                                    2               2
     6.750% due 06/15/2019                                2,603           2,606
    10.000% due 07/15/2019                                  210             225
     9.000% due 11/15/2019                                  367             371
    10.000% due 05/15/2020                                  151             161
     7.500% due 12/15/2020                                  727             732
     9.000% due 12/15/2020                                2,507           2,640
     9.500% due 01/15/2021                                  861             911
     6.500% due 02/15/2021                                  893             898
     8.000% due 04/15/2021                                1,025           1,067
     9.000% due 05/15/2021                                  173             181
     9.500% due 09/01/2021                                   29              31
     8.000% due 04/01/2022                                  426             446
     8.000% due 11/01/2022                                  284             297
     7.500% due 01/20/2024                                3,044           3,064
     8.500% due 08/01/2024                                  110             116
     8.500% due 11/01/2024                                  916             962
     6.250% due 04/15/2028                                8,260           8,297
     6.500% due 10/01/2028                                   63              63
     6.947% due 08/15/2032 (d)                            5,259           5,390
General Electric Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                                2,198           2,217
     7.500% due 11/25/2030                               30,208          30,816
German American Capital Corp.
     7.000% due 08/12/2010 (d)                            6,800           7,185
Glendale Federal Savings & Loan
    11.000% due 03/01/2010                                   15              16
     7.490% due 03/25/2030 (d)                              869             865
GMAC Commercial Mortgage Corp.
     6.030% due 02/20/2003 (d)                            1,328           1,329
     6.476% due 09/20/2005 (d)                              200             200
Golden Mortgage Loan
     7.875% due 02/25/2031 (d)                           17,840          18,100
Government National Mortgage Association
     8.000% due 05/20/2020                                2,838           2,865
Greenwich Capital Acceptance, Inc.
     9.687% due 11/25/2024 (d)                               25              25
Guardian Savings & Loan Association
     7.557% due 09/25/2018 (d)                               28              28
Home Savings of America
     6.480% due 05/25/2027 (d)                            1,116           1,107
Impac Secured Assets CMN Owner Trust
     8.000% due 07/25/2030                              100,857         104,598
Imperial Savings Association
     8.839% due 06/25/2017 (d)                               29              29
     9.900% due 02/25/2018                                  333             337
International Mortgage Acceptance Corp.
    12.250% due 03/01/2014                                   88             102
LB Commercial Conduit Mortgage Trust
     6.330% due 11/18/2004                                  109             112
Mellon Residential Funding Corp.
     6.400% due 06/26/2028                               16,661          16,758
     6.580% due 07/25/2029 (d)                           17,411          17,622
Morgan Stanley Capital I
     8.287% due 07/15/2005                                   93              97
     7.258% due 01/16/2006                                  218             229
     7.460% due 02/15/2020                               25,873          27,175
Morgan Stanley Dean Witter Capital I
     6.950% due 10/15/2026 (d)                              317             317
Mortgage Capital Funding, Inc.
     6.325% due 10/18/2007                               20,401          20,830
Nationslink Funding Corp.
     6.297% due 12/10/2002                                5,000           5,101
Nomura Asset Securities Corp.
     6.625% due 01/25/2009                                  163             163
Norwest Asset Securities Corp.
     6.500% due 04/25/2028                                1,280           1,302
     6.500% due 01/25/2029                                6,000           5,981
PNC Mortgage Securities Corp.
     6.500% due 02/25/2028                                3,864           3,857
     6.750% due 05/25/2028                                4,271           4,307
     7.750% due 07/25/2030                               53,197          54,614
     7.500% due 05/25/2040 (d)                              267             270
PNC Mortgage Trust
     8.250% due 03/25/2030                                3,396           3,501
Prudential Home Mortgage Securities
     7.500% due 10/25/2007                                  729             746
     7.000% due 01/25/2008                               10,000          10,118
     6.750% due 11/25/2008                                5,285           5,315
     7.000% due 08/25/2009                                4,000           4,070
     7.000% due 06/25/2023                                2,665           2,683
     6.050% due 04/25/2024                                   87              87
     7.300% due 06/25/2024                                  774             780
Prudential-Bache Trust
     6.676% due 09/01/2018 (d)                               20              20
     8.400% due 03/20/2021                                2,981           3,119
Resecuritization Mortgage Trust
     5.306% due 04/26/2021 (d)                            6,886           6,843
Residential Accredit Loans, Inc.
     6.500% due 02/25/2029 (d)                           22,057          22,013
     7.000% due 07/25/2029                                  482             487
Residential Asset Securitization Trust
     6.500% due 09/25/2014                                  420             422
Residential Funding Mortgage Securities I
     6.500% due 04/25/2009                                   14              14
     7.500% due 12/25/2025                                  937             971
     7.250% due 10/25/2027                               14,920          14,963
     6.250% due 11/25/2028                                6,000           5,756
     7.500% due 11/25/2030                               36,779          36,787
Residential Funding Mortgage Securities, Inc.
     7.000% due 07/25/2012                                  254             254
     6.405% due 07/25/2019 (d)                              705             693
     7.500% due 08/25/2023                                  412             415
     7.100% due 07/25/2027                                3,808           3,815
     7.000% due 10/25/2027                               10,000          10,204
Resolution Trust Corp.
     7.014% due 05/25/2019 (d)                            3,100           3,091
     6.860% due 08/25/2019 (d)                            2,437           2,438
    10.320% due 08/25/2021                                  350             349
     8.625% due 10/25/2021                                9,165           9,140
     4.725% due 10/25/2021                                  427             408
     6.940% due 10/25/2021 (d)                               52              52
     6.900% due 02/25/2027                                2,880           2,800
     9.000% due 09/25/2028                                  121             121
     7.380% due 10/25/2028 (d)                              710             719
     6.209% due 10/25/2028 (d)                            1,589           1,654
     7.477% due 05/25/2029 (d)                            1,988           2,031
Ryland Mortgage Securities Corp.
     7.297% due 11/25/2021 (d)                              400             400
Salomon Brothers Mortgage Securities VII
     7.567% due 12/25/2017 (d)                            1,349           1,369
     8.391% due 12/25/2017 (d)                              115             117
     8.950% due 03/25/2024 (d)                              815             832
     9.120% due 09/25/2024 (d)                              194             198
     7.600% due 08/25/2030                               14,156          14,454
Sasco Floating Rate Commercial Mortgage Trust
     5.608% due 11/20/2001 (d)                            1,254           1,256


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 61

Low Duration Fund
March 31, 2001
                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Sears Mortgage Securities
    12.000% due 02/25/2014                         $         52     $        54
     7.431% due 10/25/2022 (d)                            1,477           1,493
SLH Mortgage Trust
     9.600% due 03/25/2021                                  216             215
Structured Asset Mortgage Investments, Inc.
     6.902% due 06/25/2028 (d)                            6,095           6,353
     6.581% due 06/25/2029 (d)                           29,054          29,515
     9.030% due 06/25/2029 (d)                            7,417           7,970
     6.750% due 05/02/2030                                3,819           3,771
Structured Asset Securities Corp.
     6.750% due 07/25/2029                               13,731          13,915
     7.750% due 07/25/2030                               26,348          27,057
TMA Mortgage Funding Trust
     5.430% due 01/25/2029 (d)                            9,071           9,071
Torrens Trust
     5.424% due 07/15/2031 (d)                            9,064           9,064
Union Planters Mortgage Finance Corp.
     6.450% due 01/25/2028                                6,000           6,025
Wells Fargo Mortgage-Backed Securities Trust
     7.000% due 02/25/2016                              154,405         158,204
                                                                    -----------
                                                                      1,171,712
                                                                    -----------
Fannie Mae 8.4%
     6.000% due 05/01/2011                                  125             125
     6.318% due 08/01/2029                               18,057          18,296
     6.500% due 09/01/2005-06/01/2008 (g)                   696             708
     6.748% due 11/01/2017 (d)                              129             131
     6.750% due 07/01/2017 (d)                              329             333
     6.758% due 04/01/2018 (d)                            5,955           5,976
     6.850% due 08/01/2017 (d)                               37              37
     6.857% due 12/01/2017-12/01/2023 (d)(g)                373             377
     6.860% due 06/01/2017 (d)                               70              71
     7.000% due 04/01/2002-05/01/2012 (g)                   266             272
     7.282% due 01/01/2021 (d)                              356             356
     7.364% due 02/01/2028 (d)                            5,087           5,274
     7.434% due 07/25/2017 (d)                            2,139           2,212
     7.645% due 11/01/2017 (d)                              277             279
     7.766% due 11/01/2018 (d)                              130             132
     7.796% due 07/01/2017 (d)                              435             443
     8.000% due 03/01/2004-04/16/2031 (g)               325,049         335,205
     8.290% due 10/01/2024 (d)                            2,543           2,601
     8.291% due 01/01/2024 (d)                              103             106
     8.351% due 04/01/2024 (d)                            1,769           1,822
     8.472% due 01/01/2024 (d)                               28              29
     8.484% due 01/01/2024 (d)                            2,024           2,100
     8.500% due 03/01/2008-01/01/2026 (g)                 3,076           3,220
     8.899% due 07/01/2023 (d)                            1,245           1,268
     9.000% due 01/01/2025                                    3               3
     9.500% due 07/01/2024-11/01/2025 (g)                 3,332           3,559
    10.000% due 02/01/2004-01/01/2025 (g)                   946           1,019
    10.500% due 06/01/2005-12/01/2024 (g)                   141             152
    11.000% due 11/01/2020                                   39              43
    11.250% due 12/01/2010-10/01/2015 (g)                   100             112
    11.500% due 12/01/2008-02/01/2020 (g)                    54              60
    11.750% due 02/01/2016                                   35              40
    12.000% due 01/01/2015-10/01/2015 (g)                     6               6
    13.000% due 07/01/2015                                    5               6
    13.250% due 09/01/2011                                   12              14
    13.500% due 04/01/2014                                    3               4
    15.500% due 10/01/2012-12/01/2012 (g)                    51              62
    15.750% due 12/01/2011                                   21              26
    16.000% due 09/01/2012-12/01/2012 (g)                     9              11
                                                                    -----------
                                                                        386,490
                                                                    -----------
Federal Housing Administration 1.2%
     6.950% due 04/01/2014                                2,029           2,068
     7.400% due 02/01/2019                                   91              91
     7.421% due 11/01/2019                                  447             445
     7.430% due 10/01/2019-11/01/2025 (g)                53,446          53,253
                                                                    -----------
                                                                         55,857
                                                                    -----------
Freddie Mac 1.2%
     6.000% due 09/01/2006-03/01/2011 (g)                 8,960           9,076
     6.500% due 02/01/2005                                    1               1
     6.862% due 10/01/2027 (d)                            1,006           1,037
     7.000% due 05/14/2031                               15,200          15,376
     7.500% due 09/01/2006-03/01/2017 (d)(g)                241             242
     7.625% due 01/01/2017 (d)                               35              36
     7.637% due 02/01/2020 (d)                            2,007           2,038
     8.000% due 03/01/2007-12/01/2024 (g)                 3,792           3,950
     8.250% due 10/01/2007-11/01/2007 (g)                    22              23
     8.337% due 11/01/2022 (d)                            1,367           1,401
     8.362% due 06/01/2024 (d)                              548             563
     8.365% due 11/01/2023 (d)                              433             445
     8.373% due 03/01/2024 (d)                               64              66
     8.376% due 10/01/2023 (d)                              873             895
     8.451% due 01/01/2024 (d)                            1,599           1,645
     8.500% due 07/01/2001-11/01/2025 (g)                10,498          11,008
     8.511% due 07/01/2018 (d)                              249             255
     8.513% due 09/01/2023 (d)                              221             227
     8.535% due 12/01/2022 (d)                              557             572
     8.575% due 01/01/2024 (d)                              694             720
     8.750% due 04/01/2001-04/01/2002 (g)                    14              14
     9.000% due 05/01/2002-08/01/2022 (g)                 2,725           2,891
     9.250% due 07/01/2001                                    1               1
     9.500% due 03/01/2001-02/01/2025 (g)                   242             257
     9.750% due 03/01/2001-11/01/2008 (g)                   536             566
    10.000% due 04/01/2015-10/01/2019 (g)                    86              92
    10.500% due 10/01/2010-02/01/2016 (g)                    25              28
    10.750% due 09/01/2009-08/01/2011 (g)                   287             320
    11.500% due 10/01/2015-01/01/2016 (g)                    41              47
    11.750% due 11/01/2010-08/01/2015 (g)                    10              12
    12.000% due 09/01/2013                                    2               2
    14.000% due 09/01/2012-04/01/2016 (g)                    10              10
    14.500% due 12/01/2010                                    2               3
    15.000% due 08/01/2011-12/01/2011 (g)                     3               4
    15.500% due 11/01/2011                                    0               0
    16.000% due 04/01/2012                                    0               0
                                                                    -----------
                                                                         53,823
                                                                    -----------
Government National Mortgage Association 71.9%
     6.375% due 05/20/2027 (d)                            1,315           1,334
     6.500% due 03/20/2023-04/23/2031 (d)(g)            111,439         111,415
     7.000% due 03/15/2011-05/21/2031 (g)               452,672         459,180
     7.125% due 11/20/2026 (d)                              245             251
     7.375% due 04/20/2016-06/20/2027 (d)(g)             36,190          36,731
     7.500% due 02/15/2022-04/23/2031 (g)             1,309,585       1,342,645
     7.625% due 10/20/2023-12/20/2027 (d)(g)             47,207          48,404
     7.750% due 08/20/2022-07/20/2027 (d)(g)             64,425          65,942
     8.000% due 07/15/2004-04/23/2031 (g)             1,060,864       1,094,119
     8.500% due 12/15/2021-02/15/2031 (g)               111,934         116,268
     9.000% due 06/20/2016-12/15/2030 (g)                31,879          33,309
     9.500% due 10/15/2016-06/15/2025 (g)                   105             112
     9.750% due 07/15/2013-10/15/2017 (g)                   424             459
    10.000% due 10/15/2013-11/15/2025 (g)                   105             116
    10.500% due 11/15/2019-02/15/2021 (g)                    15              17
    11.000% due 09/15/2010                                    6               6
    11.500% due 08/15/2018                                   33              37
    11.750% due 08/15/2013-08/15/2015 (g)                    46              53
    12.000% due 06/20/2015                                    8               9
    12.250% due 01/15/2014                                   36              41
    13.000% due 10/15/2013                                    6               7
    13.500% due 05/15/2011-11/15/2012 (g)                    20              24
    16.000% due 12/15/2011-02/15/2012 (g)                    22              26
                                                                    -----------
                                                                      3,310,505
                                                                    -----------
Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (IO)
   727.220% due 09/25/2006                                   20              80
     6.000% due 02/25/2008                                1,289              51
   256.000% due 11/01/2008                                   19              78
     6.500% due 03/25/2009                                3,964             367
     0.100% due 03/25/2009 (d)                           13,512             214
     7.500% due 03/25/2019                                1,615              52
     6.500% due 05/25/2019                                6,869             390
     6.500% due 04/25/2020                                3,777             207
     7.000% due 05/25/2021                                2,596             169


62 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   859.770% due 02/25/2022                        $          16     $       200
     6.500% due 03/25/2023                                2,493             278
     4.875% due 03/25/2024 (d)                            5,879             269
Fannie Mae (PO)
     0.000% due 09/25/2022                                   23              21
Freddie Mac (IO)
     6.000% due 02/15/2006                                    7               0
   998.181% due 07/15/2006                                    3               7
  1019.460% due 08/15/2006                                    2               5
  1194.390% due 12/15/2006                                    4              16
     6.000% due 10/15/2007                                  192               7
     6.000% due 02/15/2008                                  844              24
     7.000% due 08/15/2018                                4,260             164
     6.500% due 05/15/2019                                2,763             125
     6.500% due 06/15/2019                                1,399              67
  1049.620% due 04/15/2021                                   11              92
     6.500% due 04/15/2022                                2,055             197
     7.000% due 05/15/2023                                  265              31
     4.000% due 01/15/2024                               20,919           3,194
Prudential Home Mortgage Securities (IO)
     0.300% due 04/25/2009 (d)                           44,034             243
                                                                    -----------
                                                                          6,548
                                                                    -----------
Total Mortgage-Backed Securities                                      4,984,935
(Cost $4,959,493)                                                   -----------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 4.9%
--------------------------------------------------------------------------------
Advanta Equipment Receivables
     6.640% due 09/16/2002                                  348             350
Advanta Mortgage Loan Trust
     7.760% due 05/25/2018                               22,700          23,735
Amresco Residential Securities Mortgage Loan Trust
     5.720% due 07/25/2027 (d)                               85              85
Bayview Financial Revolving Mortgage
     6.350% due 08/25/2029 (d)                            6,900           6,960
Bombardier Capital Mortgage
     6.605% due 09/15/2010                                6,943           6,982
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                   58              58
Cento
     6.013% due 03/02/2002                                  278             280
CIT Marine Trust
     5.800% due 04/15/2010                                  200             202
Comed Transitional Funding Trust
     5.290% due 06/25/2003                                1,918           1,919
Community Program Loan Trust
     4.500% due 10/01/2018                               15,367          14,516
Compucredit Credit Card Master Trust
     5.789% due 03/15/2007 (d)                           32,000          32,000
Conseco Finance
     6.940% due 11/15/2014                                  543             548
Contimortgage Home Equity Loan Trust
     6.770% due 01/25/2018                                1,000           1,012
Duck Auto Grantor Trust
     5.650% due 03/15/2004                                2,952           2,962
Embarcadero Aircraft Securitization Trust
     5.644% due 08/15/2025 (d)                            4,900           4,900
EQCC Home Equity Loan Trust
     6.780% due 10/15/2027 (d)                              229             229
Equity One ABS, Inc.
     7.325% due 02/25/2032                                9,400           9,653
GF Funding Corp.
     6.890% due 01/20/2006                               16,142          16,306
Green Tree Financial Corp.
     6.550% due 02/15/2027                               10,135          10,340
     7.400% due 06/15/2027                               12,743          13,356
Green Tree Floorplan Receivables Master Trust
     5.921% due 11/15/2004 (d)                            1,000           1,000
Green Tree Home Improvement Loan Trust
     6.320% due 08/15/2008                                  970             971
     5.334% due 08/15/2029 (d)                              599             598
IMC Home Equity Loan Trust
     5.223% due 10/20/2027 (d)                            3,305           3,307
Irwin Home Equity
     7.460% due 11/25/2004                               18,321          18,856
Marriott Vacation Club Owner Trust
     5.930% due 09/20/2017 (d)                            8,294           8,288
Merit Securities Corp.
     7.040% due 12/28/2033                               16,618          16,697
New York City Tax Lien
     6.350% due 07/10/2007                                4,850           4,728
Oakwood Mortgage Investors, Inc.
     6.950% due 08/15/2027                                2,951           2,966
Ocwen Mortgage Loan Asset Backed
Certificates
     6.060% due 10/25/2029 (d)                              561             562
Option One Mortgage Loan Trust
     5.340% due 09/25/2030 (d)                            5,686           5,695
Pacificamerica Home Equity Loan
     5.270% due 03/25/2028 (d)                              252             251
Providian Gateway Master Trust
     5.849% due 03/16/2009 (d)                            8,000           8,000
SallieMae
     6.824% due 07/25/2004 (d)                               21              21
     6.628% due 04/25/2006 (d)                            6,531           6,521
Saxon Asset Securities Trust
     7.205% due 01/25/2019                                  275             283
     5.760% due 05/25/2029 (d)                            1,189           1,190
Southern Pacific Secured Assets Corp.
     5.700% due 07/25/2029 (d)                              274             273
The Money Store Home Equity Trust
     5.344% due 06/15/2029 (d)                              533             533
                                                                    -----------
Total Asset-Backed Securities                                           227,133
(Cost $223,446)                                                     -----------
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 0.8%
--------------------------------------------------------------------------------
Province of Quebec
     6.625% due 10/25/2001 (d)                              250             250
Republic of Brazil
     7.625% due 04/15/2006 (d)                            6,248           5,663
United Mexican States
     5.820% due 06/28/2001                               10,500          10,519
     9.616% due 04/07/2004 (d)                           21,530          22,123
                                                                    -----------
Total Sovereign Issues                                                   38,555
(Cost $38,123)                                                      -----------
--------------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.5%
--------------------------------------------------------------------------------
British Telecom PLC
     4.726% due 07/27/2001 (d)                    EC     16,000          14,020
Korea Development Bank
     4.885% due 05/14/2001                        DM        340             152
     2.700% due 08/16/2002                        JY  2,000,000          15,991
Republic of Austria
     5.500% due 01/15/2010                        EC      8,900           8,082
Republic of Colombia
     7.000% due 03/06/2002                        IL 36,220,000          16,287
United Mexican States
     6.000% due 03/28/2002                        JY    960,000           8,013
     8.750% due 05/30/2002                        BP      3,000           4,328
                                                                    -----------
Total Foreign Currency-Denominated Issues                                66,873
(Cost $74,176)                                                      -----------
--------------------------------------------------------------------------------
   PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bond
     6.000% due 06/30/2001
     Strike @ 93.000 Exp. 05/26/2001                        150               2
                                                                    -----------
Total Purchased Call Options                                                  2
(Cost $3)                                                           -----------


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 63

Low Duration Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Fannie Mae (OTC)
     8.000% due 06/20/2031
     Strike @ 93.734 Exp. 04/02/2001              $     120,000     $         0
Government National Mortgage
Association (OTC)
     8.000% due 06/20/2031
     Strike @ 98.000 Exp. 06/13/2001                    715,000              27
                                                                    -----------
Total Purchased Put Options                                                  27
(Cost $75)                                                          -----------
--------------------------------------------------------------------------------
PREFERRED STOCK 1.7%
--------------------------------------------------------------------------------
                                                         Shares
Home Ownership Funding
    13.331% due 12/31/2049                                3,000           2,265
Rhone-Poulenc SA
     8.125% due 12/31/2049                               13,000             327
SI Financing Trust I
     9.500% due 06/30/2026                              806,600          20,407
TCI Communications, Inc.
     9.720% due 12/31/2036                              224,700           5,719
     8.720% due 01/31/2045                            1,170,100          29,077
    10.000% due 05/31/2045                              800,300          20,088
                                                                    -----------
Total Preferred Stock                                                    77,883
(Cost $83,777)                                                      -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 7.1%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)

Certificates of Deposit 0.1%
Mexico Credit Link
    11.384% due 02/22/2002                        $       5,000           5,127
                                                                    -----------
Commercial Paper 6.7%
Abbey National North America
     5.070% due 08/06/2001                                8,800           8,650
Fannie Mae
     4.695% due 09/06/2001                               83,800          82,060
Federal Home Loan Bank
     4.675% due 09/07/2001                                6,000           5,875
General Electric Capital Corp.
     4.900% due 04/25/2001                               33,000          32,897
Gillette Co.
     4.910% due 08/21/2001                                8,000           7,849
Glaxo Wellcome
     4.970% due 04/30/2001                               12,500          12,452
Halifax Building Society
     4.600% due 08/02/2001                                1,800           1,772
KFW International Finance, Inc.
     4.840% due 08/08/2001                                1,900           1,867
     5.070% due 08/08/2001                                3,700           3,636
Morgan Stanley Group, Inc.
     5.050% due 04/11/2001                               12,500          12,484
National Australia Funding
     5.120% due 04/05/2001                               12,500          12,495
National Rural Utilities Cooperative Finance Corp.
     4.810% due 05/24/2001                                4,000           3,972
     4.910% due 05/25/2001                               12,500          12,410
Swedbank, Inc.
     4.930% due 04/25/2001                               11,800          11,763
     5.020% due 08/08/2001                                  200             197
     4.900% due 08/23/2001                                5,000           4,905
UBS Finance, Inc.
     5.060% due 04/04/2001                               28,800          28,792
     5.030% due 08/07/2001                               13,000          12,776
     4.840% due 08/08/2001                                9,500           9,336
     5.010% due 08/08/2001                                8,000           7,862
     4.750% due 09/05/2001                               17,000          16,649
     4.740% due 09/12/2001                               15,000          14,678
                                                                    -----------
                                                                        305,377
                                                                    -----------
Repurchase Agreement 0.3%
State Street Bank
     4.600% due 04/02/2001                        $      14,789     $    14,789
     (Dated 03/30/2001. Collateralized by                           -----------
     Federal Farm Credit Bank 5.875% due 07/02/2001 valued at $15,086. Repurchase proceeds are $14,795.)

U.S. Treasury Bills 0.0%
     5.151% due 05/17/2001 (b)(g)                           330             328
                                                                    -----------
Total Short-Term Instruments                                            325,621
(Cost $325,580)                                                     -----------

Total Investments (a) 181.7%                                        $ 8,365,786
(Cost $8,337,219)

Written Options (c) (0.0%)                                               (2,050)
(Premiums $1,822)

Other Assets and Liabilities (Net) (81.7%)                           (3,760,447)
                                                                    -----------
Net Assets 100.0%                                                   $ 4,603,289
                                                                    -----------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $8,337,305 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                                $    82,621

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (54,140)
                                                                    -----------
Unrealized appreciation-net                                         $    28,481
                                                                    -----------

(b) Securities with an aggregate market value of $10,468 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                           # of    Appreciation/
Type                                                  Contracts   (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2001)                          99     $       (26)
U.S. Treasury 10 Year Note (06/2001)                         48              21
U.S. Treasury 30 Year Bond (06/2001)                         61             (69)
Euribor Futures (03/2002)                                   294             342
Eurodollar September Futures (09/2002)                      122             (41)
Eurodollar March Futures (03/2003)                          122             (58)
Eurodollar June Futures (06/2002)                           122             (36)
Eurodollar December Futures (12/2002)                       122             (51)
                                                                    -----------
                                                                    $        82
                                                                    -----------
(c) Premiums received on written options:

                                               # of
Type                                      Contracts       Premium         Value
--------------------------------------------------------------------------------
Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 05/31/2001       18,500,000   $       171   $       336

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 05/30/2001       27,800,000           270           506

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 06/04/2001       26,600,000           157           503

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 05/30/2001        9,300,000            86           169

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.82 Exp. 11/21/2001       19,200,000           588           264

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.82 Exp. 11/27/2001       19,200,000           550           272
                                                      -----------   -----------
                                                      $     1,822   $     2,050
                                                      -----------   -----------


64 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                        Principal
                           Amount                        Unrealized
                       Covered by       Settlement    Appreciation/
Type      Currency       Contract            Month    (Depreciation)
--------------------------------------------------------------------------------
Buy             EC        102,029          04/2001     $      (5,410)
Sell                      102,029          04/2001               541
Buy                        86,029          06/2001              (325)
Sell            BP          2,588          05/2001               127
Buy             JY      2,967,100          04/2001              (576)
Sell                    2,967,100          04/2001             1,332
Sell                    2,967,100          06/2001               598
                                                       -------------
                                                       $      (3,713)
                                                       -------------
(f) Principal amount denoted in indicated currency:

   BP - British Pound
   DM - German Mark
   EC - Euro
   IL - Italian Lira
   JY - Japanese Yen

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security is in default.

(j) Subject to financing transaction.

(k) Swap agreements outstanding at March 31, 2001:

                                                                      Unrealized
                                                       Notional    Appreciation/
Type                                                     Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.0% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/15/2006                                   $       2,900     $        53

Receive fixed rate equal to 5.633% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/02/2004                                  BP      23,300             305

Receive fixed rate equal to 5.626% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 02/02/2004                                          77,600             997

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley
Exp. 01/11/2011                                  JY  14,460,000          (5,083)

Receive fixed rate equal to 5.500% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                  BP     175,100           1,585

Receive fixed rate equal to 5.500% and
pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                          94,300             853

Receive fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                   $      20,000     $         1

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp.
6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                          43,000               1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                           5,000               0

Receive fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Enron Corp.
6.40% due 07/15/2006.

Broker: Lehman Brothers
Exp. 12/19/2001                                          25,000               0

Receive fixed rate equal to 1.25% and the Fund will pay to the counterparty at par in the event of default of MGM Mirage, Inc. Corporate Bond.

Broker: Morgan Stanley
Exp. 04/13/2001                                          20,000               0
                                                                    -----------
                                                                    $    (1,288)
                                                                    -----------

(l) Reverse repurchase agreements were entered into March 2, 2001 paying interest at 5.390%. The following security was segregated with collateral for reverse repurchase agreements:

Type                                          Maturity              Value
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities      02/25/2016        $   158,204

(m) Short sales open at March 31, 2001 were as follows:

                      Coupon
Type                     (%)      Maturity        Par         Value     Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Notes    5.875    11/15/2004    137,080    $  143,205    $ 142,647
U.S. Treasury Notes    6.000    08/15/2004     50,000        52,359       52,230
U.S. Treasury Notes    5.750    10/31/2002    123,200       126,138      125,874
U.S. Treasury Notes    6.750    05/15/2005    110,200       119,152      118,262
U.S. Treasury Notes    6.125    08/31/2002     16,400        16,833       16,748
U.S. Treasury Notes    5.750    11/15/2005     43,000        45,103       44,350
U.S. Treasury Notes    5.125    12/31/2002    103,400       104,927      104,470
U.S. Treasury Notes    4.250    11/15/2003     96,000        95,786       95,491
                                                         -----------------------
                                                         $  703,503    $ 700,072
                                                         -----------------------


See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 65

PIMCO Schedule of Investments Class D
Municipal Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 105.2%
--------------------------------------------------------------------------------
Arizona 4.1%
Phoenix Industrial Development Authority Revenue Bonds,
(GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016                             $       1,000     $     1,047

Pima County, Arizona Industrial Development Authority Multi-Family
Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010                                     1,210           1,283

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured), Series 1997-A
6.500% due 09/01/2004                                       880             962
                                                                    -----------
                                                                          3,292
                                                                    -----------
California 12.2%
Alameda, California Harbor Bay Business Park Assessment
Revenue Bonds, Series 1998
5.000% due 09/02/2006                                       360             360

Capistrano, California Unified School District Special Tax Bonds,
Series 1999 5.000% due 09/01/2008                           350             356

Foothill Eastern Corridor Agency California Toll Road Revenue
Bonds, (MBIA-IBC), Series 1999
0.000% due 01/15/2026 (c)                                 1,565           1,054

Foothill Eastern Corridor Agency California Toll Road
Revenue Bonds, Series 1995
0.000% due 01/01/2026 (c)                                 1,000             272

Foothill Eastern Transportation Corridor Agency Toll Road
Revenue Bonds, (MBIA Insured), Series 1999
0.000% due 01/15/2027 (c)                                 1,500             978

Irvine, California Special Assessment Bonds,
(MBIA-IBC Insured), Series 1998
4.800% due 09/02/2004                                       150             151
4.900% due 09/02/2005                                       310             312
5.000% due 09/02/2006                                       150             151

Irvine, California Special Assessment Bonds, Series 1999
5.000% due 09/02/2005                                       350             352
5.100% due 09/02/2006                                       535             541
5.200% due 09/02/2007                                       255             258

Lake Elsinore, California School Refunding Bonds,
Series 1998 5.000% due 09/01/2006                           350             352

Los Angeles County, California Transportation Commission
Sales Tax Revenue Refunding Bonds, Series 1991-B
6.500% due 07/01/2013                                     1,000           1,027

Los Angeles, California Community Redevelopment Agency
Certificates of Participation Revenue Bonds, Series 1984
7.550% due 11/01/2008                                     1,075           1,199

Orange County, California Improvement Bonds, Series 1998-A
4.900% due 09/02/2005                                       245             246

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998-A 4.900% due 09/02/2003                         150             154
5.000% due 09/02/2004                                       150             156

Riverside County, California Special Tax Refunding Bonds,
Series 1999 4.200% due 09/01/2001                           300             301
4.700% due 09/01/2005                                       170             171

Roseville, California Special Tax Bonds, Series 1999
5.000% due 09/01/2004                                       350             354

Sacramento County, California Refunding Bonds,
Series 1998 4.900% due 09/02/2005                           300             302

South Tahoe, California Joint Powers Financing Authority
Revenue Bonds, Series 1999-A
7.300% due 10/01/2007                                       350             358

West Sacramento, California Refunding Bonds,
Series 1998 5.000% due 09/02/2004                           350             355
                                                                    -----------
                                                                          9,760
                                                                    -----------
Colorado 6.3%
Arapahoe County, Colorado Capital Trust Fund Highway
Revenue Bonds, (MBIA Insured), Series 1986
6.150% due 08/31/2026                                     1,500           1,607

Colorado Housing & Finance Authority Revenue Bonds,
(FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022                                     1,000           1,044

Colorado Housing & Finance Authority Revenue Bonds,
Series 2000-D3 6.750% due 04/01/2015                        250             280

Colorado Housing & Finance Authority Bonds,
Series 2000-B3 6.700% due 10/01/2016                        250             278

Colorado Housing & Financial Authority Revenue Bonds,
Series 2000 5.150% due 08/01/2007                           500             509

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998-A 5.000% due 12/01/2009                       1,390           1,310
                                                                    -----------
                                                                          5,028
                                                                    -----------
Florida 1.3%
Gainesville, Florida Revenue Bonds, Series 1979
6.200% due 10/01/2002                                       210             213

Orange County, Florida Health Facilities Authority
Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011                                       290             335

Orlando, Florida Waste Water System Revenue Bonds,
Series 1997-A 6.042% due 10/01/2015 (d)                     500             477
                                                                    -----------
                                                                          1,025
                                                                    -----------
Georgia 0.3%
Georgia Municipal Electric Authority Revenue Bonds,
(MBIA-IBC Insured), Series 1997 6.500% due 01/01/2012       200             234
                                                                    -----------
Hawaii 3.2%
Hawaii State Housing Financial & Development Corporation
Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029                                     1,500           1,509

Honolulu Hawaii City & County General Obligation Bonds,
(MBIA-IBC), Series 1993 5.450% due 09/11/2008             1,000           1,085
                                                                    -----------
                                                                          2,594
                                                                    -----------
Illinois 8.7%
Chicago, Illinois Board of Education General Obligation Bonds,
(FGIC Insured), Series 1998 0.000% due 12/01/2020         1,000             352

Chicago, Illinois General Obligation Bonds, (MBIA Insured),
Series 2001 0.000% due 01/01/2020 (c)                     1,290             762

Chicago, Illinois Park District General Obligation Bonds,
(FGIC Insured), Series 1999 4.750% due 01/01/2026         2,750           2,553

Fox Lake, Illinois Water & Sewer Revenue Bonds,
(AMBAC Insured), Series 1996
5.750% due 05/01/2013                                     1,135           1,196

Illinois Educational Facilities Authority Revenues Bonds,
Series 1993 5.610% due 07/01/2012                         2,000           2,141
                                                                    -----------
                                                                          7,004
                                                                    -----------


66 PIMCO Funds Annual Report | 3.31.01 | See accompanying notess

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Indiana 2.5%
Indianapolis, Indiana Local Public Improvement Bonds Bank
Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                             $       1,000     $     1,179

South Bend, Indiana Redevelopment Authority Lease
Revenue Bonds, Series 2000 5.200% due 02/01/2012            230             238
5.500% due 02/01/2015                                       180             187
5.100% due 02/01/2011                                       405             420
                                                                    -----------
                                                                          2,024
                                                                    -----------
Kentucky 7.1%
Kentucky State Turnpike Authority Economic Development
Road Revenue Bonds, Series 1993
7.294% due 06/06/2012                                     5,000           5,668
                                                                    -----------

Louisiana 0.3%
Louisiana Local Government Revenue Bonds, (MBIA Insured),
Series 2000 5.700% due 01/01/2010                           250             268
                                                                    -----------

Massachusetts 3.2%
Massachusetts Housing Finance Agency Revenue Bonds,
(AMBAC Insured), Series 1993
5.950% due 10/01/2008                                     1,500           1,569

Massachusetts State Development Finance Agency Revenue
Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009                                       400             393

Massachusetts State Development Finance Agency Revenue
Bonds, Series 1998
4.700% due 11/01/2007                                       210             213
4.800% due 11/01/2008                                        90              91

Massachusetts State Health Facilities Authority Revenue
Bonds, Series 1993 5.500% due 10/01/2002                    270             265
                                                                    -----------
                                                                          2,531
                                                                    -----------
Michigan 2.3%
Michigan State Environmental Protection General Obligation
Bonds, Series 1992 6.250% due 11/01/2012                  1,100           1,286

University of Michigan Revenue Bonds, Series 1995
3.750% due 12/01/2027                                       600             600
                                                                    -----------
                                                                          1,886
                                                                    -----------
Minnesota 1.3%
New Richland, Minnesota Revenue Bonds, Series 1998
4.500% due 08/01/2004                                     1,000           1,017
                                                                    -----------

Nevada 0.6%
Nevada State General Obligation Bonds, (FGIC Insured),
Series 2001 6.690% due 05/15/2028                           500             467
                                                                    -----------

New Hampshire 3.7%
New Hampshire Health & Educational Facilities Authority
Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 07/01/2016                                     2,980           2,969
                                                                    -----------

New Jersey 20.7%
New Jersey Economic Development Authority
Revenue Bonds, Series 1998
5.600% due 01/01/2012                                     1,000             892
0.010% due 04/01/2013                                     1,595             744
6.375% due 04/01/2018                                     1,500           1,530
6.375% due 04/01/2031                                     7,000           7,089

New Jersey Economic Development Authority Revenue Bonds,
Series 1999 6.625% due 09/15/2012                         3,500           3,650

New Jersey State Highway Authority Gadern Street Parkway
General Revenue Bonds, (FGIC Insured), Series 2001
5.500% due 01/01/2015                                     2,500           2,670
                                                                    -----------
                                                                         16,575
                                                                    -----------

New Mexico 0.4%
Santa Fe County, New Mexico El Castillo Retirement
Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007                                      315              293
                                                                    -----------

New York 2.6%
Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999
5.250% due 07/15/2011                                    1,000            1,011

New York State Dormitory Authority Revenue Bonds,
(ACA Insured), Series 2000 5.850% due 07/01/2010         1,000            1,047
                                                                    -----------
                                                                          2,058
                                                                    -----------
North Dakota 2.6%
Mercer County North Dakota Pollution Control
Revenue Bonds, Series 1991 6.900% due 02/01/2019         2,000            2,057
                                                                    -----------

Pennsylvania 0.1%
Delaware County, Pennsylvania Hospital Revenue Bonds,
Series 1998 4.900% due 12/01/2008                          100               93
                                                                    -----------

Puerto Rico 1.2%
Childrens Trust Fund Tobacco Settlement
Revenue Bonds, Series 2000
5.750% due 07/01/2010                                       750             813
6.000% due 07/01/2026                                       150             156
                                                                    -----------
                                                                            969
                                                                    -----------
South Carolina 3.5%
Medical University South Carolina Hospital Facilities
Revenue Bonds, Series 1999 5.700% due 07/01/2012          1,000           1,022

South Carolina State Public Service Authority
Revenue Bonds, Series 1993 6.838% due 06/28/2013          1,700           1,820
                                                                    -----------
                                                                          2,842
                                                                    -----------
Tennessee 2.3%
Nashville & Davidson County, Tennessee Revenue Bonds,
Series 1998 4.450% due 08/01/2007                         1,000           1,014

Sullivan County, Tennessee Industrial Development
Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015                                       750             797
                                                                    -----------
                                                                          1,811
                                                                    -----------
Texas 12.0%
Bexar, Texas Metro Water District Waterworks System
Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035                                     2,190             339

Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998
4.900% due 10/01/2015                                     1,500           1,517

Dallas-Fort Worth International Airport Facility Improvement
Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                     1,000           1,021

Del Rio Texas Waterworks & Sewer System Revenue
Bonds, (MBIA Insured), Series 1993
5.500% due 06/01/2015                                     2,400           2,436

Houston Independent School District General Obligation
Ltd Bonds, (PSF Insured), Series 1999
4.750% due 02/15/2026                                     1,000             915

Katy, Texas Independent School District General Obligation
Ltd Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2024                                     1,500           1,384

Lamar, Texas Independent School District General Obligation
Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020                                     1,750           1,659


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 67

Municipal Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Midlothian, Texas Independent School District General Obligation
Bonds, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2018                             $       1,000     $       365
                                                                    -----------
                                                                          9,636
                                                                    -----------
Washington, DC 1.1%
District of Columbia General Obligation Bonds,
(LOC-Bank of America), Series 1991
3.850% due 06/01/2003                                       900             900
                                                                    -----------
West Virginia 1.6%
West Virginia State Parkways Economic Development & Tourism
Authority Revenue Bonds, (FGIC Insured), Series 1993
7.839% due 05/16/2019                                     1,200           1,265
                                                                    -----------
Total Municipal Bonds & Notes                                            84,266
(Cost $81,840)                                                      -----------

   U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Securities (b)
     3.625% due 07/15/2002                                  109             111
                                                                    -----------
Total U.S. Treasury Obligations                                             111
(Cost $109)                                                         -----------

   SHORT-TERM INSTRUMENTS 0.6%

Money Market Fund 0.4%
SSgA Tax Free Money Market
     3.080% due 04/02/2001                                  334             334

U.S. Treasury Bills 0.2%
     4.862% due 05/17/2001                                  140             139
                                                                    -----------

Total Short-Term Instruments                                                473
(Cost $473)                                                         -----------

Total Investments (a) 105.9%                                        $    84,850
(Cost $82,422)

Other Assets and Liabilities (Net) (5.9%)                                (4,714)
                                                                    -----------

Net Assets 100.0%                                                   $    80,136
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $82,422 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     2,763

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (335)
                                                                    -----------

Unrealized appreciation-net                                         $     2,428
                                                                    -----------
(b) Principal amount of the security is adjusted for inflation.

(c) Security becomes interest bearing at a future date.

(d) Variable rate security. The rate listed is as of March 31, 2001.

68 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

PIMCO Schedule of Investments Class D
New York Municipal Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 90.0%
--------------------------------------------------------------------------------
New Jersey 21.2%
New Jersey Economic Development Authority
Revenue Bonds, Series 1998
6.375% due 04/01/2031                             $         850     $       861
                                                                    -----------

New York 66.2%
Amherst, New York General Obligation, (FGIC Insured),
Series 1999-A 5.500% due 12/01/2008                         150             164

Edmeston, New York Central School District General
Obligation, (MBIA Insured), Series 1999
5.100% due 06/15/2007                                       150             160

Long Island Power Authority Revenue Bonds, Series 1998
3.750% due 05/01/2033                                       200             200

Nassau County, New York Individual Development Agency Civic
Facilities Revenue Bonds, (LOC-Morgan Guaranty Trust), Series 1998
3.850% due 03/01/2028 (b)                                   100             100

Nassau County, New York Tobacco Settlement Corp.
Revenue Bonds, Series 1999 5.250% due 07/15/2011            150             152

New York City, New York Individual Development Agency
Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032                                       400             364

New York City, New York Individual Development Individual
Development Revenue Bonds, Series 1997
5.650% due 10/01/2028                                       150             137

New York General Obligation, Series 1997-D
5.250% due 08/01/2021                                       100             101

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998
5.000% due 07/01/2002                                       150             153
4.750% due 08/01/2027                                       150             138

New York State Dormitory Authority Revenue Bonds,
(FSA Insured), Series 1998 4.750% due 07/01/2008            150             157

New York State Dormitory Authority Revenue Bonds,
Series 2000 6.000% due 07/01/2010                           150             162

New York State Local Government Assistance Corp.
Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013                                       150             156

New York State Power Authority Revenue & General
Purpose, Series 1972-E 5.500% due 01/01/2010                125             133

New York State Urban Development Corp.
Revenue Bonds, Series 1999 5.000% due 01/01/2005            150             156

Rockland County, New York Solid Waste Management
Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005                                       145             150

Suffolk County, New York Individual Development Agency Research
Facility Revenue Bonds, (LOC-Morgan Guaranty Trust), Series 1993
3.950% due 07/01/2023 (b)                                   100             100
                                                                    -----------
                                                                          2,683
                                                                    -----------
Puerto Rico 2.6%
Childrens Trust Fund Tobacco Settlement Revenue
Bonds, Series 2000 6.000% due 07/01/2026                    100             104
                                                                    -----------
Total Municipal Bonds & Notes                                             3,648
(Cost $3,534)                                                       -----------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 8.1%
--------------------------------------------------------------------------------
Money Market Fund 7.6%
Reich & Tang New York Money Market
   2.900% due 04/02/2001                                    201             201
SSgA Tax Free Money Market
   3.080% due 04/02/2001                                    109             109
                                                                    -----------
                                                                            310
                                                                    -----------
U.S. Treasury Bills 0.4%
   4.890% due 05/17/2001                                     15              15
                                                                    -----------

Total Short-Term Instruments                                                325
(Cost $325)                                                         -----------

Total Investments (a) 98.1%                                         $     3,973
(Cost $3,859)

Other Assets and Liabilities (Net) 1.9%                                      79
                                                                    -----------

Net Assets 100.0%                                                   $     4,052
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $3,859 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $       114

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                              0
                                                                    -----------
Unrealized appreciation-net                                         $       114
                                                                    -----------
(b) Variable rate security. The rate listed is as of March 31, 2001.


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 69

PIMCO Schedule of Investments Class D
Real Return Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 35.7%
--------------------------------------------------------------------------------
Banking & Finance 23.5%
Allied Irish Banks
     6.495% due 09/07/2006 (d)                    $       1,200     $     1,211
Allstate Financial Global Funding
     7.125% due 09/26/2005                                2,500           2,633
Associates Corp. of North America
     5.400% due 08/27/2001 (d)                            1,500           1,504
     7.003% due 05/08/2003 (d)                            1,500           1,503
AT&T Capital Corp.
     7.110% due 09/13/2001                                  500             504
     5.881% due 04/23/2002 (d)                            1,000           1,002
Atlas Reinsurance PLC
     9.071% due 04/04/2003 (d)                            3,500           3,500
    10.470% due 10/04/2004 (d)                            4,400           4,400
Bear Stearns Co., Inc.
     5.900% due 08/01/2002 (d)                              500             500
     5.270% due 09/21/2004 (d)                            1,000           1,000
Chase Manhattan Corp.
     5.360% due 12/10/2001 (d)                              500             501
CIT Group, Inc.
     6.750% due 05/14/2001                                1,000           1,002
Citicorp
     4.992% due 09/17/2001 (d)                              335             335
Dime Bancorp, Inc.
     7.000% due 07/25/2001                                4,225           4,235
Donaldson, Lufkin & Jenrette, Inc.
     7.210% due 04/25/2003 (d)                            7,500           7,503
DQE Capital Corp.
     7.233% due 01/15/2002 (d)                            1,000           1,000
Export-Import Bank Korea
     6.500% due 11/15/2006                                2,500           2,547
Finova Capital Corp.
     6.040% due 11/08/2002 (d)                            2,800           2,299
First Union Corp.
     7.550% due 08/18/2005                               10,000          10,610
Florida Windstorm Underwriting Association
     6.700% due 08/25/2004                                  500             511
Ford Motor Credit Co.
     6.993% due 07/16/2002 (d)                            1,000           1,000
     6.885% due 02/13/2003 (d)                              350             348
     5.190% due 06/20/2003 (d)                           18,500          18,484
General Motors Acceptance Corp.
     5.273% due 12/09/2002 (d)                            2,000           2,003
     7.035% due 07/21/2003 (d)                            3,500           3,505
Gold Eagle Capital Ltd.
    11.078% due 04/15/2001                                2,440           2,440
     9.748% due 04/15/2001                                1,000           1,000
Heller Financial, Inc.
     6.893% due 04/26/2002 (d)                              250             250
     6.500% due 07/22/2002                                1,000           1,015
     7.500% due 08/23/2002                                8,200           8,414
     6.635% due 04/28/2003 (d)                            3,000           2,992
Household Finance Corp.
     5.772% due 08/06/2002 (d)                            2,000           2,006
J.P. Morgan & Co., Inc.
     6.654% due 02/15/2012 (d)                            3,170           2,895
Juno RE Ltd.
    10.367% due 06/26/2002 (d)                            8,050           7,849
Korea Development Bank
     5.885% due 03/01/2002 (d)                              500             488
     8.008% due 06/16/2003 (d)                              500             490
Lehman Brothers Holdings, Inc.
     5.388% due 06/03/2002 (d)                            2,500           2,502
     7.533% due 07/15/2002 (d)                              600             604
     7.015% due 09/03/2002 (d)                            2,000           2,000
MBNA America Bank NA
     6.560% due 04/25/2002 (d)                              500             500
Merrill Lynch & Co.
     6.791% due 11/01/2001 (d)                            1,700           1,702
     7.085% due 02/08/2002 (d)                              400             401
     6.768% due 02/04/2003 (d)                            2,000           2,003
     6.991% due 08/01/2003 (d)                            4,000           4,011
Monumental Global Funding II
     5.106% due 09/26/2003 (d)                            2,000           2,001
Morgan Stanley, Dean Witter & Co.
     6.883% due 04/15/2002 (d)                            1,000           1,002
     5.583% due 02/21/2003 (d)                            1,500           1,502
     6.767% due 03/13/2003 (d)                            2,000           2,000
National Australia Bank Ltd.
     6.035% due 05/19/2010 (d)                            1,500           1,510
National Rural Utilities Cooperative Finance Corp.
     6.880% due 05/31/2002 (d)                            1,900           1,902
     5.337% due 08/13/2002 (d)                           10,000          10,002
National Westminster Bank PLC
     5.520% due 09/16/2002 (d)                            3,500           3,512
NeHi, Inc.
    11.310% due 06/09/2003 (d)                            3,000           3,030
Old Kent Bank
     6.275% due 11/01/2005 (d)                            1,000             999
Pemex Finance Ltd.
     6.125% due 11/15/2003                                  367             364
Premium Asset Trust
     7.078% due 11/27/2004 (d)                            5,000           5,011
Protective Life Funding Trust
     7.090% due 01/17/2003 (d)                            1,000           1,002
Prudential Funding Corp.
     5.968% due 10/18/2001 (d)                            3,000           3,004
     6.375% due 07/23/2006                                2,000           2,026
PS Colorado Credit Corp.
     7.398% due 05/30/2002 (d)                            1,300           1,299
Qwest Capital Funding, Inc.
     7.195% due 07/08/2002 (d)                            1,000           1,001
Residential Reinsurance
    10.836% due 06/01/2001 (d)                            7,200           7,265
    10.926% due 06/01/2001 (d)                            9,000           9,000
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002                               17,433          17,528
     6.962% due 04/28/2003 (d)                            3,000           3,003
Seismic Ltd.
    10.901% due 01/01/2002 (d)                            2,500           2,485
Textron Financial Corp.
     6.963% due 10/26/2001 (d)                            2,500           2,504
     7.033% due 09/17/2002 (d)                            5,000           5,009
     5.423% due 12/09/2002 (d)                            1,000           1,002
Toyota Motor Credit Corp.
     5.388% due 02/15/2002 (d)                              400             401
Western Capital
    10.665% due 01/07/2003                                5,000           5,003
                                                                    -----------
                                                                        211,569
                                                                    -----------
Industrials 5.8%
AIC Corp.
     6.153% due 10/02/2002 (d)                              250             250
Alpha Wind
    11.321% due 05/23/2001 (d)                            1,500           1,500
Coastal Corp.
     7.330% due 07/21/2003 (d)                            8,000           8,022
Cox Enterprises, Inc.
     7.658% due 05/01/2033 (d)                            2,000           2,001
DaimlerChrysler North America Holding Corp.
     5.790% due 12/16/2002 (d)                            2,000           1,992
     7.078% due 08/16/2004 (d)                            5,000           4,874
Delta Air Lines, Inc.
     8.540% due 01/02/2007                                3,734           3,825
Enron Corp.
     5.510% due 09/10/2001 (d)                            2,500           2,502
     8.000% due 08/15/2005                                3,000           3,217
Fred Meyer, Inc.
     7.375% due 03/01/2005                                2,000           2,095
Global Crossing Holding Ltd.
     6.000% due 10/15/2013                                1,250           1,185
HCA - The Healthcare Co.
     6.442% due 09/19/2002 (d)                            8,000           8,000
Petroleos Mexicanos
     9.500% due 09/15/2027                                4,750           4,976
Philip Morris Cos., Inc.
     7.250% due 09/15/2001                                1,000           1,007


70 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Raytheon Co.
     7.020% due 08/10/2001 (d)                   $        1,600     $     1,602
Staples, Inc.
     6.195% due 11/26/2001 (d)                            2,000           2,002
United Air Lines, Inc.
     5.272% due 12/02/2002 (d)                            1,179           1,177
Waste Management, Inc.
     7.100% due 08/01/2026                                1,500           1,521
                                                                    -----------
                                                                         51,748
                                                                    -----------
Utilities 6.4%
Allete
     7.610% due 10/20/2003 (d)                            2,500           2,503
Commonwealth Edison Co.
     7.158% due 09/30/2002 (d)                            1,000           1,001
Deutsche Telekom AG
     7.750% due 06/15/2005                               10,000          10,333
Dominion Resources, Inc.
     7.230% due 09/16/2002 (d)                            3,500           3,514
     7.600% due 07/15/2003                                5,000           5,206
Entergy Gulf States, Inc.
     6.303% due 06/02/2003 (d)                            4,500           4,506
Hawaiian Electric Industries, Inc.
     7.783% due 04/15/2003 (d)                            2,000           2,002
Oneok, Inc.
     6.231% due 04/24/2002 (d)                            2,000           2,003
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (d)(i)                         5,000           4,125
Public Service Enterprise Group, Inc.
     5.408% due 06/15/2001 (d)                              500             500
Scana Corp.
     7.253% due 02/08/2002 (d)                            1,900           1,902
     7.393% due 07/15/2002 (d)                            3,900           3,907
Sierra Pacific Resources
     6.298% due 04/20/2002 (d)                            1,000             850
     7.340% due 04/20/2003 (d)                            2,000           1,700
Sprint Capital Corp.
     5.678% due 11/15/2001 (d)                            1,000           1,001
     5.410% due 06/10/2002 (d)                            3,000           3,005
Texas Utilities Corp.
     5.420% due 06/25/2001 (d)                            1,300           1,300
     5.781% due 09/24/2001 (d)                              500             499
Vodafone Group PLC
     5.080% due 12/19/2001 (d)                            6,500           6,511
WorldCom, Inc.
     7.375% due 01/15/2003                                1,000           1,012
                                                                    -----------
                                                                         57,380
                                                                    -----------
Total Corporate Bonds & Notes                                           320,697
(Cost $319,838)                                                     -----------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 0.6%
--------------------------------------------------------------------------------
Florida 0.4%
Tampa, Florida Utility Tax & Special Revenue Bond,
(AMBAC Insured), Series 2000
6.000% due 10/01/2004                                     3,580           3,853
                                                                    -----------
New Mexico 0.0%
New Mexico Mortgage Finance Authorities Revenue Bonds,
(GNMA, FNMA, FHLMC Insured), Series 1997
7.000% due 07/01/2006                                       215             225
                                                                    -----------
New York 0.0%
New York City General Obligation Bonds
5.660% due 08/01/2002 (d)                                    76              76
                                                                    -----------
Ohio 0.2%
Hamilton, Ohio School Districts Gas Supply Revenue Bonds,
Northern Ohio, (MBIA Insured), Series 1999
6.910% due 08/01/2001                                     1,500           1,512
                                                                    -----------

Total Municipal Bonds & Notes                                             5,666
(Cost $5,510)                                                       -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 1.2%
--------------------------------------------------------------------------------
Fannie Mae
     5.440% due 03/13/2002 (d)                            6,100           6,128
Federal Farm Credit Bank
     2.868% due 02/14/2002 (d)                              600             602
Federal Home Loan Bank
     5.917% due 02/15/2002 (d)                            2,485           2,497
SallieMae
     6.779% due 10/25/2004 (d)                               56              56
     6.787% due 04/25/2006 (d)                            1,245           1,243
     6.694% due 01/25/2007 (d)                              249             249
                                                                    -----------
Total U.S. Government Agencies                                           10,775
(Cost $10,662)                                                      -----------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 107.8%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (g)
     3.625% due 07/15/2002 (b)(c)                       192,506         196,296
     3.375% due 01/15/2007 (c)                          166,955         168,782
     3.625% due 01/15/2008                              163,335         167,163
     3.875% due 01/15/2009 (c)                          151,184         157,231
     3.625% due 04/15/2028                               94,944          96,813
     3.875% due 04/15/2029 (c)                          170,847         182,379
                                                                    -----------
Total U.S. Treasury Obligations                                         968,664
(Cost $935,531)                                                     -----------
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 2.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 2.0%
Bear Stearns Adjustable Rate Mortgage Trust
     7.674% due 11/25/2030 (d)                            4,754           4,775
CMC Securities Corp.
     6.000% due 11/25/2008                                  207             207
Fannie Mae
     5.462% due 10/25/2008 (d)                              108             108
     6.500% due 02/25/2029                                  126             105
Freddie Mac
     7.000% due 07/15/2022                                1,827           1,837
     6.500% due 01/25/2028                                  100              98
     7.000% due 10/15/2030                                3,000           3,069
GMAC Commercial Mortgage Asset Corp.
     5.307% due 07/20/2002 (d)                            7,401           7,401
                                                                    -----------
                                                                         17,600
                                                                    -----------
Fannie Mae 0.0%
     9.021% due 10/01/2024 (d)                              410             424
                                                                    -----------

Federal Housing Administration 0.0%
     7.430% due 12/01/2020                                  296             296
                                                                    -----------
Total Mortgage-Backed Securities                                         18,320
(Cost $18,228)                                                      -----------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 3.9%
--------------------------------------------------------------------------------
AESOP Funding II LLC
     5.830% due 11/20/2006 (d)                           14,000          13,924
AFC Home Equity Loan Trust
     5.270% due 03/25/2027 (d)                              170             170
American Residential Eagle Trust
     5.870% due 07/25/2029 (d)                            5,453           5,466
Asset Backed Securities Corp. Home Equity
     5.377% due 06/21/2029 (d)                            4,451           4,465
Conseco Finance
     7.890% due 07/15/2018                                2,000           2,095
     8.170% due 12/15/2025                                2,000           2,103
Conseco Finance Home Loan Trust
     8.880% due 06/15/2024                                  750             797
EQCC Home Equity Loan Trust
     5.483% due 03/20/2029 (d)                              165             165
IMC Home Equity Loan Trust
     6.610% due 06/20/2013                                   28              28
MMCA Automobile Trust
     6.300% due 06/15/2002                                  567             568
Onyx Acceptance Auto Trust
     6.590% due 09/15/2002                                  187             188
     6.350% due 10/15/2003                                  239             239

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 71

Real Return Bond Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
SallieMae
     6.481% due 07/25/2004 (d)                    $          52     $        52
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                  177             178
Voicestream Vender Facility
     9.620% due 06/30/2009                                5,000           4,965
                                                                    -----------
Total Asset-Backed Securities                                            35,406
(Cost $35,210)                                                      -----------
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 0.0%
--------------------------------------------------------------------------------
United Mexican States
       0.000% due 06/30/2003                                718               9
                                                                    -----------
Total Sovereign Issues                                                        9
(Cost $0)                                                           -----------
--------------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.1%
--------------------------------------------------------------------------------
Caisse D'amort Dette Soc
     3.800% due 07/25/2006                        EC      5,084           4,553
Commonwealth of New Zealand
     4.500% due 02/15/2016                        N$      4,800           2,127
Newcourt Credit Group, Inc.
     7.625% due 06/28/2001                        C$        500             318
Republic of France
     3.000% due 07/25/2009                        EC      2,553           2,177
United Mexican States
     1.352% due 12/31/2019 (d)                    JY     70,000             547
                                                                    -----------
Total Foreign Currency-Denominated Issues                                 9,722
(Cost $10,365)                                                      -----------
--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 0.4%
--------------------------------------------------------------------------------
Industrial 0.4%
Nabors Industries, Inc.
     0.010% due 06/20/2020                        $       5,000           3,538
                                                                    -----------
Total Convertible Bonds & Notes                                           3,538
(Cost $3,097)                                                       -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 20.6%
--------------------------------------------------------------------------------
Commercial Paper 20.5%
Abbey National North America
     5.240% due 04/10/2001                                2,200           2,197
     4.930% due 08/01/2001                                7,100           6,983
American Express Credit Corp.
     5.300% due 04/04/2001                                5,000           4,999
     6.250% due 04/06/2001                                4,700           4,697
     6.360% due 04/06/2001                                  600             600
Becton Dickinson & Co.
     6.110% due 04/09/2001                                  600             599
Campbell Soup Co.
     6.270% due 04/16/2001                                  300             299
Coca-Cola Co.
     5.140% due 04/12/2001                                2,000           1,997
Fannie Mae
     4.700% due 05/16/2001                                  500             497
Federal Farm Credit Bank
     4.630% due 08/29/2001                               19,000          18,624
General Electric Capital Corp.
     5.470% due 04/18/2001                                  700             699
     4.900% due 04/25/2001                                8,700           8,673
     5.350% due 05/09/2001                                9,000           8,951
     4.870% due 05/30/2001                                8,500           8,433
     4.600% due 07/18/2001                                1,600           1,577
Halifax PLC
     5.300% due 06/06/2001                               12,500          12,386
     5.010% due 08/08/2001                                  900             884
KFW International Finance, Inc.
     5.170% due 06/27/2001                               19,000          18,778
     5.010% due 08/08/2001                                  600             590
National Rural Utilities Cooperative Finance Corp.
     5.130% due 04/17/2001                                7,000           6,985
     5.280% due 04/19/2001                                4,300           4,289
     4.880% due 05/25/2001                                6,600           6,553
SBC Communications, Inc.
     5.290% due 04/10/2001                                6,400           6,392
Swedbank, Inc.
     5.020% due 08/08/2001                                4,600           4,521
UBS Finance, Inc.
     5.470% due 04/09/2001                                4,400           4,395
     5.410% due 05/16/2001                                  600             596
     5.290% due 06/13/2001                               12,500          12,375
     5.040% due 08/02/2001                                2,500           2,459
     5.070% due 08/08/2001                                1,500           1,474
     5.040% due 08/15/2001                                2,800           2,749
     4.750% due 09/05/2001                                3,000           2,938
     4.740% due 09/06/2001                                8,600           8,422
Verizon Global Funding
     5.010% due 05/16/2001                               10,000           9,939
     4.950% due 06/15/2001                                3,500           3,464
Walt Disney Co.
     4.900% due 08/07/2001                                5,000           4,914
                                                                    -----------
                                                                        184,928
                                                                    -----------
Repurchase Agreement 0.1%
State Street Bank
     4.600% due 04/02/2001                                  673             673
     (Dated 03/30/2001. Collateralized by Freddie Mac
     6.680% due 12/28/2001 valued at $690.
     Repurchase proceeds are $673.)
                                                                    -----------
Total Short-Term Instruments                                            185,601
(Cost $185,577)                                                     -----------

Total Investments (a) 173.3%                                        $ 1,558,398
(Cost $1,524,018)

Other Assets and Liabilities (Net) (73.3%)                             (659,298)
                                                                    -----------

Net Assets 100.0%                                                   $   899,122
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,524,669 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $    36,825

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (3,096)
                                                                    -----------

Unrealized appreciation-net                                         $    33,729
                                                                    -----------
(b) Securities with an aggregate market value of $889 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                           # of       Unrealized
Type                                                  Contracts   (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (06/2001)                          85     $       (88)
United Kingdom 90 Day LIBOR Futures (09/2002)                38              (3)
                                                                    -----------
                                                                    $       (91)
                                                                    -----------
(c) Subject to financing transaction.

(d) Variable rate security. The rate listed is as of March 31, 2001.


72 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                                 Principal
                                    Amount                            Unrealized
                                Covered by  Settlement             Appreciation/
Type    Currency                  Contract       Month            (Depreciation)
--------------------------------------------------------------------------------
Sell          C$                       560     04/2001              $         7
Buy           EC                     7,813     04/2001                      (26)
Sell                                 7,813     04/2001                      372
Sell                                 7,813     06/2001                       26
Sell          JY                    78,994     04/2001                       35
Buy                                 78,994     04/2001                      (15)
Sell                                78,994     06/2001                       15
Sell          N$                     5,169     04/2001                       89
                                                                    ------------
                                                                    $       503
                                                                    ------------

(f) Principal amount denoted in indicated currency:

C$ - Canadian Dollar
EC - Euro
JY - Japanese Yen
N$ - New Zealand Dollar

(g) Principal amount of security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2001:

                                                       Notional       Unrealized
Type                                                     Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                   $      10,000     $      (735)

Receive floating rate based on 3-month LIBOR plus
0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                           5,000            (235)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $5,000 in exchange for shares of Nabors Industries, Inc. due 6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                           3,042            (116)

Receive fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                           1,000               0
                                                                    ------------
                                                                    $    (1,086)
                                                                    ------------

(i) Security is in default.


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 73

PIMCO Schedule of Investments Class D
Short Duration Municipal Income Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 95.6%
--------------------------------------------------------------------------------
Alaska 2.9%
Valdez, Alaska Marine Term Ref-Exxon Pipeline Co.
Revenue Bonds, Series 1993
3.700% due 12/01/2033                             $         400     $       400
                                                                     ----------
Arizona 3.7%
Maricopa County, Arizona Pollution Central Revenue Bonds,
Series 1994 3.700% due 05/01/2029                           500             500
                                                                     ----------
California 7.7%
East Bay, California Municipal Utility Water System Revenue,
Series 1993 5.200% due 06/01/2008                         1,000           1,048
                                                                     ----------
Colorado 5.6%
Arapahoe County, Colorado Capital Trust Fund Highway
Revenue Bonds, (MBIA Insured), Series 1986
6.150% due 08/31/2026                                       250             268

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998-A 5.000% due 12/01/2002                         500             502
                                                                     ----------
                                                                            770
                                                                     ----------
Florida 14.6%
Atlantic Beach, Florida Health Care Revenue Bonds,
(ACA Insured), Series 1999 5.000% due 10/01/2001            500             502

Dade County, Florida Health Facilities Authority Hospital
Revenue Bonds, Series 1990 3.750% due 09/01/2020            300             300

Gulf Breeze Florida Revenue Bonds, (MBIA Insured),
Series 1997 4.372% due 12/01/2017 (b)                       500             479

Orlando, Florida Waste Water System Revenue Bonds,
Series 1997-A 6.112% due 10/01/2015 (b)                     750             716
                                                                     ----------
                                                                          1,997
                                                                     ----------
Hawaii 8.9%
Hawaii Airport Systems Revenue Bonds, (MBIA Insured),
Series 1991 6.600% due 07/01/2004                           500             513

Hawaii State General Obligation Bonds, Series 1993
5.500% due 07/01/2001                                       500             503

Hawaii State Housing Finance & Development Corp.
Revenue Bonds, (FNMA Insured), Series 1998
4.250% due 07/01/2001                                       195             195
                                                                     ----------
                                                                          1,211
                                                                     ----------
Illinois 2.4%
Illinois Educational Facilities Authority Revenues,
Series 1993 5.610% due 07/01/2012                           300             321
                                                                     ----------
Kansas 3.7%
Burlington, Kansas Pollution Control Revenue Bonds,
(MBIA Insured), Series 1991 7.000% due 06/01/2031           500             512
                                                                     ----------
Maine 4.0%
Eastport, Maine Industrial Development Revenue Bonds,
(LOC-Wachovia Bank), Series 1989
4.750% due 11/15/2001                                       250             251
5.100% due 11/15/2003                                       300             301
                                                                     ----------
                                                                            552
                                                                     ----------
Massachusetts 3.4%
Massachusetts Housing Finance Agency Revenue Bonds,
(AMBAC Insured), Series 1993
5.950% due 10/01/2008                                       250             262

Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, Series 1985
3.700% due 01/01/2035                                       200             200
                                                                     ----------
                                                                            462
                                                                     ----------
Missouri 5.1%
Missouri State Housing Development Community Mortgage
Revenue Bonds, (GNMA/FNMA Insured), Series 1996
7.100% due 09/01/2027                                       175             192

St. Louis, Missouri Airport Revenue Bonds, Series 2000
6.250% due 01/01/2002                                       500             508
                                                                     ----------
                                                                            700
                                                                     ----------
Nevada 3.6%
Carson City, Nevada School District General Obligation
Bond, (FGIC Insured), Series 1990 6.600% due 04/01/2001     485             485
                                                                     ----------
New Jersey 11.2%
New Jersey Economic Development Authority Revenue
Bonds, Series 1998
6.375% due 04/01/2018                                       500             510
6.375% due 04/01/2031                                     1,000           1,013
                                                                     ----------
                                                                          1,523
                                                                     ----------
New York 3.7%
New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1999 4.300% due 07/01/2002           500             506
                                                                     ----------
Pennsylvania 3.7%
Dauphin County, Pennsylvania General Authority Bond,
(AMBAC Insured), Series 1997 4.450% due 09/01/2032          500             503
                                                                     ----------
Puerto Rico 2.0%
Childrens Trust Fund Tobacco Settlement Revenue Bonds,
Series 2000 5.750% due 07/01/2010                           250             271
                                                                     ----------
Rhode Island 3.8%
Convention Center Authority Rhode Island Revenue Bonds,
(MBIA Insured), Series 1991 6.700% due 05/15/2020           500             512
                                                                     ----------
Texas 3.7%
Dallas-Fort Worth International Airport Facility
Improvement Corp. Revenue Bonds, Series 2000
5.950% due 05/01/2029                                       500             510
                                                                     ----------
Utah 0.8%
Carbon County, Utah Pollution Central Revenue Bonds,
Series 1994 3.750% due 11/01/2024                           115             115
                                                                     ----------
Wisconsin 1.1%
Oshkosh Water Revenue Bonds, Series 1999
4.700% due 01/01/2002                                       150             151
                                                                     ----------

Total Municipal Bonds & Notes                                            13,049
(Cost $12,861)                                                       ----------


74 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 0.2%
--------------------------------------------------------------------------------
Money Market Fund 0.1%
SSgA Tax Free Money Market
     3.080% due 04/02/2001                        $          17     $        17
                                                                    -----------
U.S. Treasury Bills 0.1%
     4.890% due 05/17/2001                                   10              10
                                                                    -----------

Total Short-Term Instruments                                                 27
(Cost $27)                                                          -----------

Total Investments (a) 95.8%                                         $    13,076
(Cost $12,888)

Other Assets and Liabilities (Net) 4.2%                                     580
                                                                    -----------

Net Assets 100.0%                                                   $    13,656
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $12,888 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $       203

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (15)
                                                                    -----------

Unrealized appreciation-net                                         $       188
                                                                    -----------
(b) Variable rate security. The rate listed is as of March 31, 2001.


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 75

PIMCO Schedule of Investments Class D
Short-Term Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 63.1%
--------------------------------------------------------------------------------
Banking & Finance 36.6%
ABN AMRO Bank
     6.625% due 10/31/2001                        $       2,000     $     2,019
AT&T Capital Corp.
     7.000% due 08/15/2001                                2,300           2,313
Banco Nacional Obra Services
     9.625% due 11/15/2003                                3,900           4,115
Bank One Corp.
     5.681% due 01/24/2002 (d)                            2,000           2,002
BankBoston Corp.
     6.125% due 03/15/2002                                1,000           1,010
Bear Stearns Co., Inc.
     5.270% due 09/21/2004 (d)                            3,900           3,901
Chrysler Financial Corp. LLC
     5.690% due 11/15/2001                                1,200           1,204
CIT Group, Inc.
     5.190% due 09/13/2002 (d)                            6,300           6,282
Citigroup, Inc.
     5.500% due 08/19/2003 (d)                           11,040          11,273
DaimlerChrysler Financial Services North America LLC
     5.250% due 10/22/2001                                2,800           2,788
Dime Bancorp, Inc.
     7.000% due 07/25/2001                                2,400           2,406
Donaldson, Lufkin & Jenrette, Inc.
     6.258% due 07/18/2003 (d)                            8,000           8,024
DQE Capital Corp.
     6.178% due 01/15/2002 (d)                            2,000           2,001
Export-Import Bank Korea
     6.500% due 02/10/2002 (d)                            1,000           1,006
First USA Bank
     5.458% due 05/15/2002 (d)                            6,000           5,999
Ford Credit Canada
     5.180% due 12/16/2002 (d)                           10,000           9,990
Ford Motor Credit Co.
     5.400% due 08/27/2006 (d)                            6,840           6,840
     5.092% due 03/19/2002 (d)                            4,295           4,286
     5.322% due 06/02/2003 (d)                            2,500           2,497
     6.178% due 07/18/2005 (d)                           10,000           9,842
General Motors Acceptance Corp.
     5.510% due 08/18/2003 (d)                           16,575          16,560
     6.396% due 01/20/2004 (d)                            3,900           3,900
Golden State Holdings
     6.750% due 08/01/2001 (d)                            7,000           6,984
Goldman Sachs Group, Inc.
     5.971% due 01/17/2003 (d)                            5,000           5,009
Heller Financial, Inc.
     5.116% due 06/25/2001 (d)                              800             800
     5.888% due 04/22/2002 (d)                           12,900          12,899
     6.500% due 07/22/2002                                1,000           1,015
Korea Development Bank
     7.125% due 09/17/2001                                2,604           2,621
     7.900% due 02/01/2002                                  900             913
     7.625% due 10/01/2002                                2,500           2,564
Lehman Brothers Holdings, Inc.
     6.110% due 05/07/2002 (d)                            3,000           3,016
     6.771% due 04/04/2003 (d)                            3,000           3,004
MBNA Corp.
     5.360% due 09/13/2001 (d)                            5,000           5,005
Merrill Lynch & Co.
     5.805% due 08/01/2003 (d)                            4,000           4,011
Morgan Stanley, Dean Witter & Co.
     5.722% due 01/28/2002 (d)                            8,600           8,616
National Consumer Coop Bank
     7.151% due 04/02/2001 (d)                           16,000          16,000
     6.410% due 10/26/2001 (d)                           10,000          10,010
Paine Webber Group, Inc.
     6.238% due 07/15/2002 (d)                           10,000          10,057
Protective Life Funding Trust
     6.088% due 01/17/2003 (d)                            2,000           2,003
PS Colorado Credit Corp.
     5.843% due 05/30/2002 (d)                            2,000           1,998
Qwest Capital Funding, Inc.
     6.875% due 08/15/2001                               15,430          15,522
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002                                3,312           3,330
     6.018% due 07/18/2007 (d)                            5,000           5,011
Transamerica Finance Corp.
     5.307% due 12/14/2001 (d)                            4,000           4,001
U.S. Bancorp
    5.755% due 02/03/2003 (d)                             3,700           3,714
                                                                    -----------
                                                                        238,361
                                                                    -----------
Industrials 15.2%
Air Canada
     6.037% due 07/31/2005 (d)                            1,636           1,516
Clear Channel Communications, Inc.
     5.583% due 06/15/2002 (d)                              900             903
Coastal Corp.
     6.125% due 07/21/2003 (d)                            5,000           5,014
DaimlerChrysler North America Holding Corp.
     6.670% due 09/25/2001                                2,000           2,016
     6.670% due 02/15/2002                                5,900           5,989
     5.640% due 08/23/2002 (d)                            5,800           5,752
     5.153% due 09/16/2002 (d)                            7,000           6,921
     5.790% due 12/16/2002 (d)                            2,100           2,091
Enron Corp.
     5.510% due 09/10/2001 (d)                            3,000           3,002
HCA - The Healthcare Co.
     6.442% due 09/19/2002 (d)                           10,000           9,999
Lockheed Martin Corp.
     6.850% due 05/15/2001                               10,000          10,014
Petroleos Mexicanos
     7.768% due 07/15/2005 (d)                            2,000           2,005
     9.375% due 12/02/2008                                1,000           1,043
Racers
     5.713% due 03/03/2003 (d)                           10,000          10,005
Raytheon Co.
     5.738% due 08/10/2001 (d)                           10,000          10,012
Safeway, Inc.
     7.000% due 09/15/2002                                9,300           9,471
Staples, Inc.
     6.195% due 11/26/2001 (d)                            1,400           1,402
Time Warner, Inc.
     6.100% due 12/30/2001                                3,000           3,012
Tyco International Group SA
     6.125% due 06/15/2001                                6,074           6,079
Waste Management, Inc.
     7.125% due 06/15/2001                                3,000           3,004
                                                                    -----------
                                                                         99,250
                                                                    -----------
Utilities 11.3%
Allete
     6.498% due 10/20/2003 (d)                            8,800           8,809
Appalachian Power Co.
     5.360% due 06/27/2001 (d)                              900             900
British Telecommunications PLC
     6.078% due 12/15/2003 (d)                            5,000           5,002
Central Power & Light Co.
     5.830% due 02/22/2002 (d)                            2,000           2,002
CenturyTel, Inc.
     7.750% due 10/15/2002                                2,000           2,037
Commonwealth Edison Co.
     5.527% due 09/30/2003 (d)                            2,000           2,001
Deutsche Telekom AG
     7.750% due 06/15/2005                                5,000           5,166
Dominion Resources, Inc.
     5.683% due 09/16/2002 (d)                            6,500           6,526
Exelon Corp.
     5.625% due 11/01/2001                                2,000           2,006
Indiana Michigan Power Co.
     5.713% due 09/03/2002 (d)                            1,000           1,001
Nevada Power Co.
     5.990% due 08/20/2001 (d)                            5,000           5,005
Oneok, Inc.
     6.231% due 04/24/2002 (d)                            5,000           5,009
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (c)(d)                         1,900           1,568
     7.375% due 11/01/2005 (c)                            5,000           3,825


76 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Sierra Pacific Resources
     6.298% due 04/20/2002 (d)                    $       3,000     $     2,550
     6.248% due 04/20/2003 (d)                            5,000           4,251
Texas Utilities Electric Co.
     5.650% due 12/20/2002 (d)                            3,090           3,091
Williams Cos., Inc.
     5.888% due 11/15/2001 (d)                            7,500           7,511
WorldCom, Inc.
     5.575% due 11/26/2001 (d)                            3,700           3,690
     7.375% due 01/15/2003                                1,500           1,518
                                                                    -----------
                                                                         73,468
                                                                    -----------
Total Corporate Bonds & Notes                                           411,079
(Cost $412,244)                                                     -----------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 0.3%
--------------------------------------------------------------------------------
North Carolina 0.3%
North Carolina State Education Assistance Authority
Revenue Bonds, (GTD Insured), Series 2000
5.263% due 06/01/2009 (d)                                 2,000           2,000
                                                                    -----------
Total Municipal Bonds & Notes                                             2,000
(Cost $2,000)                                                       -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 24.5%
--------------------------------------------------------------------------------
Fannie Mae
     5.750% due 04/15/2003                                  850             869
Federal Home Loan Bank
     6.750% due 02/01/2002                               70,000          70,244
     6.375% due 11/15/2002                               86,200          88,571
                                                                    -----------
Total U.S. Government Agencies                                          159,684
(Cost $156,977)                                                     -----------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 44.4%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (k)
     3.625% due 07/15/2002                              149,347         152,287
     3.625% due 01/15/2008 (j)                           65,247          66,777
U.S. Treasury Notes
       6.375% due 01/31/2002                             70,000          70,175
                                                                    -----------
Total U.S. Treasury Obligations                                         289,239
(Cost $286,251)                                                     -----------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 28.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 15.4%
Bayview Financial Revolving Mortgage
     6.350% due 08/25/2029 (d)                            2,000           2,017
CDC Depositor Trust I
     5.642% due 12/14/2001 (d)                              361             362
CMC Securities Corp.
     7.500% due 02/25/2023                                  814             812
Dime Savings
     7.292% due 11/01/2018 (d)                              170             157
DLJ Acceptance Trust
     8.290% due 10/17/2020 (d)                              433             444
DLJ Mortgage Acceptance Corp.
     7.788% due 09/01/2021 (d)                               20              20
Donaldson, Lufkin & Jenrette, Inc.
     6.227% due 05/01/2026 (d)                               78              79
Fannie Mae
     7.250% due 04/25/2007                                  604             604
     6.000% due 02/25/2008                                  862             866
     6.264% due 07/25/2008 (d)                            1,216           1,218
     6.000% due 12/18/2014                                2,874           2,875
     6.250% due 06/18/2015                                  867             869
     6.000% due 08/18/2016                               22,706          22,828
     6.150% due 09/25/2016                                3,233           3,233
     7.000% due 09/18/2017                                6,056           6,083
     5.650% due 10/25/2017 (d)                            4,539           4,573
     5.875% due 03/25/2018                                   15              15
     7.000% due 12/25/2019                                9,025           9,081
     6.000% due 08/25/2020                                1,585           1,586
     5.000% due 02/25/2022                                    7               7
     6.500% due 09/18/2023                                1,520           1,536
     8.915% due 06/25/2032                                7,877           8,286
First Nationwide Trust
     7.357% due 10/25/2018 (d)                                3               3
Freddie Mac
     7.000% due 08/15/2006                                3,680           3,730
     6.750% due 03/15/2007                                  585             589
     6.500% due 10/25/2014                                3,503           3,538
     6.000% due 01/15/2019                                  786             789
     6.000% due 07/15/2019                                3,161           3,168
     5.437% due 06/15/2023 (d)                              362             363
General Electric Capital Mortgage Services, Inc.
     6.750% due 12/25/2012                                4,395           4,433
Greenwich Capital Acceptance, Inc.
     7.709% due 04/25/2022 (d)                               48              48
     8.056% due 10/25/2022 (d)                               19              19
Housing Securities, Inc.
     6.000% due 02/25/2008                                   94              94
Independent National Mortgage Corp.
     7.250% due 11/25/2010                                3,534           3,570
Prudential Home Mortgage Securities
     6.950% due 11/25/2022                                  233             230
Prudential-Bache Trust
     6.764% due 09/01/2018 (d)                               20              20
Residential Funding Mortgage Securities, Inc.
     7.142% due 12/01/2018                                  930             949
Resolution Trust Corp.
     7.441% due 05/25/2029 (d)                              483             494
TMA Mortgage Funding Trust
     5.430% due 01/25/2029 (d)                            7,767           7,767
Washington Mutual
     7.174% due 01/25/2040                                2,952           3,044
                                                                    -----------
                                                                        100,399
                                                                    -----------
Fannie Mae 0.5%
     7.000% due 06/01/2003                                1,885           1,918
     8.500% due 01/01/2026                                1,453           1,519
                                                                    -----------
                                                                          3,437
                                                                    -----------
Freddie Mac 0.1%
     7.500% due 11/01/2001                                  756             760
                                                                    -----------
Government National Mortgage Association 12.5%
     6.000% due 04/20/2030-05/20/2030 (d)(e)             23,076          23,279
     6.500% due 03/20/2030 (d)                           22,861          23,055
     7.375% due 02/20/2024 (d)                            9,220           9,353
     7.380% due 04/20/2025 (d)                              419             426
     7.625% due 11/20/2026 (d)                           10,231          10,485
     7.750% due 09/20/2023-08/20/2027 (d)(e)              6,083           6,229
     8.000% due 04/23/2031                                3,950           4,077
     8.500% due 06/20/2027                                4,160           4,307
                                                                    -----------
                                                                         81,211
                                                                    -----------
Stripped Mortgage-Backed Securities 0.1%
ABN AMRO Mortgage Corp. (IO)
     6.750% due 08/25/2029                                  517              42
Fannie Mae (IO)
     7.000% due 07/25/2006                                  776              21
     6.500% due 06/25/2017                                   74               0
     6.500% due 10/25/2023                                1,074             120
Freddie Mac (IO)
     7.000% due 06/15/2019                                2,976             140
                                                                    -----------
                                                                            323
                                                                    -----------
Total Mortgage-Backed Securities                                        186,130
(Cost $184,862)                                                     -----------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 9.1%
--------------------------------------------------------------------------------
Advanta Revolving Home Equity Loan Trust
     5.420% due 01/25/2024 (d)                              187             187
American Residential Eagle Trust
       5.390% due 07/25/2029 (d)                          1,454           1,458
Associates Manufactured Housing
       7.000% due 03/15/2027                                163             164
Brazos Student Loan Finance Co.
       6.475% due 06/01/2023 (d)                         20,000          19,955


                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 77

Short-Term Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Capital Asset Research Funding LP
     6.400% due 12/15/2004                        $       1,542     $     1,544
CS First Boston Mortgage Securities Corp.
     5.423% due 12/15/2030 (d)                            3,842           3,846
Delta Funding Home Equity Loan Trust
     5.573% due 09/15/2029 (d)                            1,543           1,549
First Security Auto Owner Trust
     5.580% due 06/15/2003                                3,546           3,554
Ford Credit Auto Owner Trust
     5.810% due 03/15/2002                                  121             122
Green Tree Home Improvement Loan Trust
     5.333% due 08/15/2029 (d)                            1,497           1,495
Metris Master Trust
     5.657% due 04/20/2006 (d)                            6,000           6,043
MLCC Mortgage Investors, Inc.
     5.543% due 03/15/2025 (d)                            2,763           2,774
Onyx Acceptance Auto Trust
     6.180% due 04/15/2002                                    2               2
Salomon Brothers Mortgage Securities VII
     5.390% due 12/25/2029 (d)                            3,934           3,944
     5.400% due 07/25/2029 (d)                            2,731           2,736
     5.743% due 12/15/2029 (d)                            2,000           2,006
     7.768% due 11/15/2029 (d)                            1,369           1,375
Saxon Asset Securities Trust
     7.585% due 12/25/2014                                3,100           3,121
The Money Store Home Equity Trust
     6.635% due 09/15/2014                                2,163           2,167
     6.345% due 11/15/2021                                   60              60
UAF Auto Grantor Trust
     6.100% due 06/15/2004                                  676             681
UniCapital Equipment Contract
     6.540% due 07/23/2002                                  435             435
USAA Auto Loan Grantor Trust
     5.800% due 01/15/2005                                  213             214
                                                                    -----------
Total Asset-Backed Securities                                            59,432
(Cost $59,230)                                                      -----------
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 0.6%
--------------------------------------------------------------------------------
Republic of Brazil
     7.625% due 04/15/2006 (d)                            1,760           1,595
Republic of Croatia
     7.000% due 02/27/2002                                1,000           1,002
Republic of Panama
     7.875% due 02/13/2002                                1,000           1,009
                                                                    -----------
Total Sovereign Issues                                                    3,606
(Cost $3,669)                                                       -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 7.2%
--------------------------------------------------------------------------------
Commercial Paper 7.1%
Abbey National North America
     5.070% due 05/02/2001                                  300             299
American Express Credit Corp.
     5.150% due 04/04/2001                               10,000           9,997
Coca-Cola Co.
     4.990% due 04/12/2001                                1,700           1,698
Federal Home Loan Bank
     4.675% due 09/07/2001                                1,900           1,860
General Electric Capital Corp.
     5.290% due 06/06/2001                                  200             198
H.J. Heinz Co.
     4.860% due 05/01/2001                                3,000           2,988
Morgan Stanley, Dean Witter, Discover & Co.
     5.050% due 04/11/2001                               10,000           9,987
National Rural Utilities Cooperative Finance Corp.
     4.910% due 05/25/2001                               10,000           9,928
Reseau Ferre De France
     4.620% due 08/16/2001                                4,000           3,927
UBS Finance, Inc.
     5.830% due 06/06/2001                                  100              99
Williams Cos., Inc.
     7.231% due 04/10/2001                                5,600           5,602
                                                                    -----------
                                                                         46,583
                                                                    -----------

Repurchase Agreement 0.1%
State Street Bank
     4.600% due 04/02/2001                                  424     $       424
     (Dated 03/30/2001. Collateralized by Freddie Mac               -----------
     7.000% due 03/15/2010 valued at $435.
     Repurchase proceeds are $424.)

U.S. Treasury Bills 0.0%
     4.890% due 05/17/2001 (b)                               50              50
                                                                    -----------

Total Short-Term Instruments                                             47,057
(Cost $47,059)                                                      -----------

Total Investments (a) 177.8%                                        $ 1,158,227
(Cost $1,152,292)

Other Assets and Liabilities (Net) (77.8%)                             (507,054)
                                                                    -----------

Net Assets 100.0%                                                   $   651,173
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,152,249 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     9,111

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (3,133)
                                                                    -----------

Unrealized appreciation-net                                         $     5,978
                                                                    -----------

(b) Securities with an aggregate market value of $50 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                           # of      Unrealized
Type                                                  Contracts    Appreciation
--------------------------------------------------------------------------------
United Kingdom 90 Day LIBOR Futures (03/2002)                30     $        23
United Kingdom 90 Day LIBOR Futures (06/2002)                30              22
United Kingdom 90 Day LIBOR Futures (09/2002)                30              21
United Kingdom 90 Day LIBOR Futures (12/2002)                30              22
                                                                    -----------
                                                                    $        88
                                                                    -----------
(c) Security is in default.

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Foreign forward currency contracts outstanding at March 31, 2001:

                                    Principal
                                       Amount
                                   Covered by       Settlement       Unrealized
Type        Currency                 Contract            Month     Appreciation
--------------------------------------------------------------------------------
Sell              BP                      525          05/2001      $        25
Sell              N$                       40          04/2001                1
                                                                    -----------
                                                                    $        26
                                                                    -----------
(g) Principal amount denoted in indicated currency:

           BP - British Pound
           N$ - New Zealand Dollar


78 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

--------------------------------------------------------------------------------
(h) Swap agreements outstanding at March 31, 2001:

                                                       Notional       Unrealized
Type                                                     Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus
0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                      $    5,000     $      (367)

Receive fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                           5,000               0

Receive fixed rate equal to 0.230% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                           4,000               0
                                                                    ------------
                                                                    $      (367)
                                                                    ------------

(i) Reverse repurchase agreements were entered into on various days paying various interest rates. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                                   Maturity           Value
--------------------------------------------------------------------------------
Entered into on March 26, 2001 paying interest at 4.880%
Government National Mortgage Assn. 7.375%            02/20/2024     $     9,353
Government National Mortgage Assn. 7.625%            11/20/2026          10,485
Government National Mortgage Assn. 6.000%            05/20/2030          11,116
Government National Mortgage Assn. 6.000%            04/20/2030          12,163
Entered into on March 27, 2001 paying interest at 4.940%
Fannie Mae 7.000%                                    12/25/2019           9,081
Fannie Mae 6.000%                                    08/18/2016          22,828
                                                                    ------------
                                                                    $    75,026
                                                                    ------------

(j) Subject to financing transaction.

(k) Principal amount of the security is adjusted for inflation.

(l) Short sales open at March 31, 2001 was as follows:

                      Coupon
Type                     (%)       Maturity      Par        Value      Proceeds
--------------------------------------------------------------------------------
U.S. Treasury Notes    5.750     10/31/2002   87,500   $   89,587    $   87,412
U.S. Treasury Notes    6.375     01/31/2002   70,000       70,175        70,113
U.S. Treasury Notes    3.625     07/15/2002   64,671       65,944        65,495
Federal Home Loan Bank 6.750     02/01/2002   70,000       70,244        70,094
                                                       -------------------------
                                                       $  295,950    $  293,114
                                                       -------------------------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 79

PIMCO Schedule of Investments Class D
StocksPLUS Fund
March 31, 2001

                                                      Principal
                                                         Amount            Value
                                                         (000s)           (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 29.0%
--------------------------------------------------------------------------------
Banking & Finance 11.7%
Atlas Reinsurance PLC
     9.820% due 10/04/2004 (d)                    $       7,000     $     7,000
Bear Stearns Co., Inc.
     6.125% due 02/01/2003                                1,100           1,109
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                                1,193           1,226
Capital One Bank
     7.610% due 06/23/2003 (d)                            5,400           5,282
Chrysler Financial Corp. LLC
     5.745% due 02/10/2003 (d)                            9,600           9,476
Donaldson, Lufkin & Jenrette, Inc.
     6.022% due 04/25/2003 (d)                            6,900           6,903
Ford Credit Canada
     6.820% due 12/16/2002 (d)                            3,800           3,796
Ford Motor Credit Co.
     6.699% due 03/19/2002 (d)                              590             589
     5.938% due 07/16/2002 (d)                            6,800           6,798
     6.850% due 03/17/2003 (d)                              500             496
General Motors Acceptance Corp.
     6.190% due 04/15/2001 (d)                            1,000           1,001
Gold Eagle Capital Ltd.
    11.078% due 04/15/2001 (d)                           10,000          10,000
Golden State Holdings
     6.525% due 08/01/2003 (d)                            6,000           5,815
Lehman Brothers Holdings, Inc.
     6.972% due 06/03/2002 (d)                              600             601
     6.478% due 07/15/2002 (d)                            3,005           3,025
MBNA Corp.
     6.980% due 09/13/2001 (d)                            3,100           3,103
Nacional Financiera
     8.575% due 05/08/2003 (d)                            6,000           6,134
National Australia Bank Ltd.
     7.385% due 05/19/2010 (d)                           11,700          11,781
NationsBank Corp.
     3.733% due 02/18/2002 (d)                              100             100
Old Kent Bank
     6.275% due 11/01/2005 (d)                            4,500           4,495
Republic New York Corp.
     6.652% due 10/28/2002 (d)                              100             100
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (g)                            3,400           3,419
     6.980% due 02/11/2003 (d)                            5,000           5,007
     6.530% due 03/26/2003 (d)                            5,000           5,013
Western Capital
    10.665% due 01/07/2003                               16,300          16,310
                                                                    ------------
                                                                        118,579
                                                                    ------------
Industrials 8.5%
Air Canada
     6.037% due 07/31/2005 (d)                            9,818           9,094
Cemex SA de CV
     9.250% due 06/17/2002                                  300             309
Clear Channel Communications, Inc.
     7.210% due 06/15/2002 (d)                              600             602
CSX Corp.
     7.365% due 06/24/2002 (d)                            6,900           6,905
Enron Corp.
     5.510% due 09/10/2001 (d)                            1,000           1,001
     8.000% due 08/15/2005                                1,100           1,180
Kroger Co.
     6.340% due 06/01/2001                                2,000           2,002
Petroleos Mexicanos
     7.768% due 07/15/2005 (d)                           20,000          20,050
Raytheon Co.
     5.738% due 08/10/2001 (d)                            8,900           8,910
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                               29,900          30,708
TCI Communications, Inc.
     7.236% due 03/11/2003 (d)                            4,000           4,024
TRW, Inc.
     6.450% due 06/15/2001                                  400             400
Waste Management, Inc.
     6.000% due 05/15/2001                                1,500           1,498
                                                                    ------------
                                                                         86,683
                                                                    ------------
Utilities 8.8%
British Telecommunications PLC
     7.722% due 12/15/2003 (d)                           10,300          10,304
Central Power & Light Co.
     7.420% due 11/23/2001 (d)                            3,600           3,604
El Paso Energy Corp.
     6.328% due 07/15/2001 (d)                            4,800           4,803
Entergy Arkansas, Inc.
     7.720% due 03/01/2003                                3,700           3,829
Marlin Water Trust
     7.090% due 12/15/2001                                4,049           4,085
Montana Power Co.
     7.000% due 04/06/2001 (d)                            1,200           1,201
Nevada Power Co.
     5.623% due 06/12/2001 (d)                           13,000          13,000
Niagara Mohawk Power Co.
     7.125% due 07/01/2001                                6,805           6,833
Sprint Capital Corp.
     6.927% due 06/10/2002 (d)                            1,100           1,102
System Energy Resources, Inc.
     7.710% due 08/01/2001                                  250             252
Texas Utilities Corp.
     7.210% due 06/25/2001 (d)                            1,900           1,900
     5.940% due 10/15/2001                               28,725          28,860
     6.410% due 11/21/2001                                1,000           1,009
Western Massachusetts Electric Co.
     7.750% due 12/01/2002                                1,882           1,884
Williams Cos., Inc.
     7.180% due 11/15/2001 (d)                            6,900           6,910
                                                                    ------------
                                                                         89,576
                                                                    ------------
Total Corporate Bonds & Notes                                           294,838
(Cost $292,845)                                                     ------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 13.3%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (g)
     3.625% due 07/15/2002 (b)                          114,252         116,500
     3.625% due 01/15/2008                               17,775          18,192
                                                                    ------------
Total U.S. Treasury Obligations                                         134,692
(Cost $131,282)                                                     ------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 75.5%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 14.7%
Bank Mart
     6.883% due 03/01/2018 (j)                            3,908           3,961
California Federal Savings & Loan
     7.323% due 07/25/2018 (d)                               19              19
Countrywide Home Loans
     6.050% due 04/25/2029                                4,653           4,678
CS First Boston Mortgage Securities Corp.
     6.960% due 01/20/2004                                1,710           1,746
DLJ Acceptance Trust
     7.910% due 10/17/2020 (d)                              123             126
Fannie Mae
     5.700% due 06/25/2017                                   62              62
     6.761% due 04/25/2020 (d)                               18              18
     6.500% due 05/18/2024                                2,976           3,011
Freddie Mac
     7.000% due 06/15/2023                                  107             107
     6.500% due 08/15/2023                                6,446           6,499
Fund America Investors Corp. II
     8.079% due 06/25/2023 (d)                               97              97
General Electric Capital Mortgage Services, Inc.
     6.300% due 09/25/2023                                1,616           1,620
     6.250% due 10/25/2028                                  614             617
     6.250% due 12/25/2028                                1,464           1,406
Government National Mortgage Association
     6.220% due 02/16/2030 (d)                           13,670          13,704
     7.250% due 02/16/2030 (d)                           23,419          23,463
     6.070% due 02/16/2030 (d)                           24,934          25,059
     6.236% due 06/20/2030 (d)                           18,358          18,387
     6.236% due 09/20/2030 (d)                              289             290

80 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount            Value
                                                         (000s)           (000s)
--------------------------------------------------------------------------------
Greenwich Capital Acceptance, Inc.
     8.302% due 04/25/2022 (d)                    $         166     $       165
     8.230% due 10/25/2022 (d)                                5               5
Housing Securities, Inc.
     7.320% due 07/25/2032 (d)                              400             400
J.P. Morgan & Co., Inc.
     6.817% due 01/25/2018 (d)                              237             232
Norwest Asset Securities Corp.
     6.750% due 08/25/2029                                7,443           7,507
PNC Mortgage Securities Corp.
     6.625% due 03/25/2028                                6,557           6,603
     7.500% due 05/25/2040 (d)                            5,511           5,589
Resecuritization Mortgage Trust
     5.991% due 04/26/2021 (d)                              217             215
Residential Funding Mortgage Securities, Inc.
     6.798% due 03/25/2018 (d)                            1,395           1,387
Resolution Trust Corp.
     8.000% due 06/25/2026                                  562             565
Structured Asset Mortgage Investments, Inc.
     9.030% due 06/25/2029 (d)                           16,209          17,417
Structured Asset Securities Corp.
     7.599% due 09/25/2036 (d)                              735             749
TMA Mortgage Funding Trust
     5.430% due 01/25/2029 (d)                            3,911           3,911
                                                                    ------------
                                                                        149,615
                                                                    ------------
Fannie Mae 12.4%
     6.252% due 12/01/2023 (d)                               20              20
     6.320% due 05/01/2017 (d)                              229             233
     6.328% due 02/01/2027-02/01/2031 (d)(i)                686             696
     6.446% due 04/01/2018-08/01/2029 (d)(i)              2,677           2,721
     6.500% due 09/01/2005                                4,723           4,811
     7.500% due 04/16/2031                               80,000          81,750
     7.900% due 05/01/2022 (d)                              224             225
     8.000% due 04/16/2031                               34,000          35,063
                                                                    ------------
                                                                        125,519
                                                                    ------------
Freddie Mac 0.3%
     6.768% due 07/01/2019 (d)                            2,373           2,409
     7.616% due 12/01/2022 (d)                              507             519
     8.161% due 06/01/2022 (d)                              314             320
     8.500% due 04/01/2025-06/01/2025 (i)                   181             190
                                                                    ------------
                                                                          3,438
                                                                    ------------
Government National Mortgage Association 48.0%
     6.750% due 07/20/2018-08/20/2026 (d)(i)             14,714          15,064
     7.000% due 04/23/2031                              101,000         102,579
     7.125% due 12/20/2022-12/20/2027 (d)(i)              6,462           6,624
     7.375% due 02/20/2026-02/20/2028 (d)(i)             14,566          14,756
     7.500% due 08/15/2028-04/23/2031 (i)               198,300         203,306
     8.000% due 04/23/2031                              141,000         145,347
                                                                    ------------
                                                                        487,676
                                                                    ------------
Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (IO)
     7.000% due 07/25/2006                                  155               4
     6.500% due 09/25/2008                                  161              13
     6.500% due 02/25/2021 (d)                            1,364              60
     7.000% due 07/25/2021                                  546              61
     6.500% due 03/25/2023                                2,420             270
Freddie Mac (IO)
     6.500% due 08/15/2006                                  803              23
                                                                    ------------
                                                                            431
                                                                    ------------
Total Mortgage-Backed Securities                                        766,679
(Cost $764,294)                                                     ------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 9.6%
--------------------------------------------------------------------------------
AFC Home Equity Loan Trust
     5.200% due 06/25/2028 (d)                            5,893           5,878
Amresco Residential Securities Mortgage Loan Trust
     6.810% due 07/25/2027 (d)                               15              15
     5.868% due 05/25/2028 (d)                              154             154
Argentina Funding Corp.
     5.840% due 05/20/2003 (d)                           16,000          16,037
Bayview Financial Acquisition Trust
     6.080% due 02/25/2029 (d)                            4,493           4,514
Cross Country Master Credit Card Trust II
     5.663% due 06/15/2006 (d)                           15,400          15,532
Green Tree Home Improvement Loan Trust
     6.742% due 11/15/2029 (d)                            6,085           6,087
Green Tree Recreational, Equipment, & Consumables
     6.430% due 04/17/2006                                1,233           1,245
Novastar Home Equity Loan
     5.325% due 04/25/2028 (d)                            2,632           2,600
SallieMae
     5.841% due 07/25/2004 (d)                              187             187
     5.901% due 10/25/2005 (d)                            5,818           5,818
     5.961% due 04/25/2006 (d)                            2,407           2,404
Salomon Brothers Mortgage Securities VII
     5.390% due 02/25/2030 (d)                           18,646          18,694
Starwood Hotel
     7.241% due 02/23/2003                                8,702           8,653
The Money Store Home Equity Trust
     6.550% due 09/15/2021                                  280             280
     6.345% due 11/15/2021                                  120             120
USAA Auto Loan Grantor Trust
     6.100% due 02/15/2006                                9,530           9,667
                                                                    ------------
Total Asset-Backed Securities                                            97,885
(Cost $97,302)                                                      ------------
--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 11.5%
--------------------------------------------------------------------------------
Hydro-Quebec
     5.187% due 09/29/2049 (d)                            1,200           1,068
Republic of Brazil
     7.375% due 04/15/2006 (d)                           26,356          23,886
Republic of Croatia
     7.000% due 02/27/2002                                3,000           3,006
Republic of Germany
     3.000% due 06/15/2001                               90,000          78,934
Republic of Panama
     7.930% due 05/10/2002                                  824             832
United Mexican States
    10.021% due 04/07/2004 (d)                            9,000           9,248
                                                                    ------------
Total Sovereign Issues                                                  116,974
(Cost $119,870)                                                     ------------
--------------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 2.0%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
     4.500% due 02/15/2016                        N$      9,750           4,320
Korea Development Bank
     2.560% due 06/26/2001                        JY  1,000,000           8,000
United Mexican States
     8.750% due 05/30/2002                        BP      3,000           4,330
     7.000% due 06/02/2003                        C$      6,000           3,806
                                                                    ------------
Total Foreign Currency-Denominated Issues                                20,456
(Cost $23,395)                                                      ------------
--------------------------------------------------------------------------------
   PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Note (OTC)
     5.750% due 11/15/2005
     Strike @ 110.875 Exp. 07/02/2001             $     100,000              16
                                                                    ------------
Total Purchased Call Options                                                 16
(Cost $16)                                                          ------------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 81

StocksPLUS Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Government National Mortgage Association (OTC)
     7.000% due 05/21/2031
     Strike @ 94.641 Exp. 05/04/2001              $     100,000     $         0
Government National Mortgage Association (OTC)
     7.500% due 06/20/2031
     Strike @ 95.625 Exp. 06/13/2001                    369,000              15
PNC Mortgage Securities (OTC)
     7.500% due 05/25/2040
     Strike @ 100.000 Exp. 04/01/2005                     6,200               0
                                                                    ------------
Total Purchased Put Options                                                  15
(Cost $37)                                                          ------------
--------------------------------------------------------------------------------
   PREFERRED SECURITY 0.1%
--------------------------------------------------------------------------------
                                                         Shares
--------------------------------------------------------------------------------
DG Funding Trust
     7.153% due 12/29/2049 (d)                              110           1,122
                                                                    ------------
Total Preferred Security                                                  1,122
(Cost $1,103)                                                       ------------

--------------------------------------------------------------------------------
   PREFERRED STOCK 0.8%
--------------------------------------------------------------------------------
TCI Communications, Inc.
    9.720% due 12/31/2036                               303,565           7,726
                                                                    ------------
Total Preferred Stock                                                     7,726
(Cost $7,996)                                                       ------------

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 10.2%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)
--------------------------------------------------------------------------------
Commercial Paper 8.6%
American Express Credit Corp.
     4.940% due 05/15/2001                        $       6,600           6,561
Gannett Co., Inc.
     5.000% due 04/20/2001                               24,700          24,637
KFW International Finance, Inc.
     4.820% due 05/30/2001                                9,900           9,823
Monsanto Co.
     4.650% due 08/16/2001                                3,600           3,535
Swedbank, Inc.
     4.930% due 04/25/2001                                9,900           9,869
     4.700% due 09/05/2001                               14,900          14,592
UBS Finance, Inc.
     5.400% due 04/02/2001                               15,900          15,900
     4.820% due 08/15/2001                                2,000           1,964
                                                                    ------------
                                                                         86,881
                                                                    ------------
Repurchase Agreement 1.6%
State Street Bank
     4.600% due 03/30/2001                                5,844           5,844
     (Dated 03/30/2001. Collateralized by Fannie Mae
     5.600% due 07/25/2003 valued at $5,965.
     Repurchase proceeds are $5,846.)

Daiwa Securities
     5.150% due 04/02/2001                               10,000          10,000
     (Dated 03/30/2001. Collateralized by
     U.S. Treasury Bill due 06/28/2001 valued at $10,316.
     Repurchase proceeds are $10,004.)
                                                                    ------------
                                                                         15,844
                                                                    ------------
U.S. Treasury Bills (b)(i) 0.0%
     4.915% due 05/17/2001                                  510             507
                                                                    ------------

Total Short-Term Instruments                                            103,232
(Cost $103,239)                                                     ------------

                                                                          Value
                                                                         (000s)
--------------------------------------------------------------------------------
Total Investments (a) 152.0%                                        $ 1,543,635
(Cost $1,541,379)

Written Options (c) (0.1%)                                                 (815)
(Premiums $756)

Other Assets and Liabilities (Net) (51.9%)                             (527,337)
                                                                    ------------
Net Assets 100.0%                                                   $ 1,015,483
                                                                    ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,541,331 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     9,728

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (7,424)
                                                                    ------------

Unrealized appreciation-net                                         $     2,304
                                                                    ------------

(b) Securities with an aggregate market value of $86,796 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                           # of    Appreciation/
Type                                                  Contracts   (Depreciation)
--------------------------------------------------------------------------------
S&P 500 Index (06/2001)                                   1,054     $   (27,301)
S&P 500 Index (09/2001)                                   1,573             396
U.S. Treasury 5 Year Note (06/2001)                         977            (599)
                                                                    ------------
                                                                    $   (27,504)
                                                                    ------------
(c) Premiums received on written options:

                                              # of
Type                                     Contracts        Premium         Value
--------------------------------------------------------------------------------
Call - CME S&P June Futures
    Strike @ 1,380.00 Exp. 06/15/2001           56        $   203       $    25

Put - CME S&P June Futures
    Strike @ 1,160.00 Exp. 06/15/2001           56            302           665

Put - CME S&P June Futures
    Strike @ 1,050.00 Exp. 06/15/2001           28            251           125
                                                          ----------------------
                                                          $   756       $   815
                                                          ----------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                              Principal
                                 Amount                               Unrealized
                             Covered by          Settlement        Appreciation/
Type         Currency          Contract               Month       (Depreciation)
--------------------------------------------------------------------------------
Sell               BP             3,902             05/2001         $       192
Sell               C$             5,773             04/2001                  72
Buy                EC            73,359             04/2001                (235)
Sell                             74,823             04/2001               3,715
Sell                             73,359             06/2001                 275
Buy                HF         2,300,000             09/2001                (171)
Buy                JY         1,436,697             04/2001                (285)
Sell                          1,436,697             04/2001                 634
Sell                          1,436,697             06/2001                 282
Sell               N$            10,942             04/2001                 187
                                                                    ------------
                                                                    $     4,666
                                                                    ------------

82 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

--------------------------------------------------------------------------------
(f) Principal amount denoted in indicated currency:

     BP - British Pound
     C$ - Canadian Dollar
     EC - Euro
     HF - Hungarian Forint
     JY - Japanese Yen
     N$ - New Zealand Dollar

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2001:

                                                       Notional      Unrealized
Type                                               Amount/Units    Appreciation
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.200%.

Broker: Morgan Stanley
Exp. 07/06/2001                                   $      32,704     $         0

Receive total return on S&P 500 Index and pay floating rate based on 1-month
LIBOR plus 0.300%.

Broker: Lehman Brothers
Exp. 07/31/2001                                           4,188               0

Receive total return on S&P 500 Index and pay floating rate based on 1-month
LIBOR plus 0.250%.

Broker: Morgan Stanley
Exp. 10/03/2001                                          38,761               0

Receive total return on S&P 500 Index and pay floating rate based on 1-month
LIBOR plus 0.320%.

Broker: J.P. Morgan
Exp. 03/20/2002                                          54,693               0

Receive total return on S&P 500 Index and pay floating rate based on 1 month
LIBOR plus 0.180%.

Broker: J.P. Morgan
Exp. 04/30/2001                                          11,569               0

Receive a fixed rate equal to 1.290% and the Fund will pay to the counterparty at par in the event of default in of the United Mexican States at 9.750% due 04/06/2005.

Broker: J.P. Morgan
Exp. 06/19/2002                                          15,500               2

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. Bond.

Broker: Morgan Stanley
Exp. 06/16/2001                                          50,000               2
                                                                    ------------
                                                                    $         4
                                                                    ------------

(i) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j) Restricted security.

               See accompanying notes | 3.31.01 | PIMCO Funds Annual Report   83

PIMCO Schedule of Investments Class D
Strategic Balanced Fund
March 31, 2001

                                                                          Value
                                                         Shares          (000s)
--------------------------------------------------------------------------------
   PIMCO FUNDS (b) 93.5%
--------------------------------------------------------------------------------
StocksPLUS                                            3,982,096     $    40,618

Total Return                                          2,761,234          29,048
                                                                    ------------
Total PIMCO Funds                                                        69,666
(Cost $80,568)                                                      ------------

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 5.7%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)
--------------------------------------------------------------------------------
Repurchase Agreement 5.7%
State Street Bank
     4.600% due 04/02/2001                        $       4,279           4,279
     (Dated 03/30/2001. Collateralized by
     Freddie Mac 6.680% due 12/28/2001 valued
     at $4,369. Repurchase proceeds are $4,281.)
                                                                    ------------
Total Short-Term Instruments                                              4,279
(Cost $4,279)                                                       ------------

Total Investments (a) 99.2%                                         $    73,945
(Cost $84,847)

Other Assets and Liabilities (Net) 0.8%                                     559
                                                                    ------------

Net Assets 100.0%                                                   $    74,504
                                                                    ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $85,450 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $     1,059

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (12,564)
                                                                    ------------
Unrealized depreciation-net                                         $   (11,505)
                                                                    ------------
(b) Institutional Class shares of each PIMCO Fund.

84 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

PIMCO Schedule of Investments Class D
Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 35.0%
--------------------------------------------------------------------------------
Banking & Finance 22.1%
AB Spintab
     6.800% due 12/29/2049                        $         250     $       253
Abbey National Capital Trust I
     8.963% due 12/29/2049                               31,600          35,041
Abbey National PLC
     6.700% due 06/29/2049                                5,000           4,839
Abbey National Treasury Service PLC
     6.625% due 05/23/2001                                  240             241
ABN AMRO Mortgage Corp.
     7.250% due 05/31/2005                                  150             158
Aetna, Inc.
     6.750% due 08/15/2001                                  250             251
Air 2 US
     8.027% due 10/01/2020                                  294             313
Allstate Corp.
     7.875% due 05/01/2005                                  100             108
     6.750% due 05/15/2018                                  280             271
     6.900% due 05/15/2038                               87,200          81,841
AMERCO
     7.135% due 10/15/2002                               15,000          14,746
     7.230% due 01/21/2027                                1,250           1,207
American Express Co.
     8.500% due 08/15/2001                                  350             355
     5.625% due 01/22/2004                               14,700          14,848
     7.450% due 08/10/2005                                1,000           1,070
American General Finance
     6.050% due 07/02/2001                                3,000           3,010
     6.875% due 12/14/2001                                1,600           1,624
     7.450% due 07/01/2002                                  200             206
     6.250% due 12/18/2002                                1,165           1,191
     6.375% due 03/01/2003                                  350             358
     6.170% due 05/06/2003                                3,200           3,275
     8.125% due 03/15/2046                                  270             276
American Health Properties, Inc.
     7.050% due 01/15/2002                                  700             700
Aon Capital Trust A
     8.205% due 01/01/2027                                  725             700
Aristar, Inc.
     7.375% due 09/01/2004                               20,000          20,825
Associates Corp. of North America
     6.625% due 05/15/2001                                1,300           1,302
     6.700% due 05/29/2001                                  100             100
     7.000% due 07/23/2001                                  500             504
     5.400% due 08/27/2001 (d)                           13,500          13,539
     6.450% due 10/15/2001                               23,600          23,801
     7.500% due 04/15/2002                                  185             190
     5.446% due 05/21/2002 (d)                            6,850           6,857
     6.375% due 07/15/2002                                  175             178
     6.500% due 07/15/2002                                  750             766
     6.000% due 12/01/2002                                  500             508
     5.750% due 11/01/2003                                5,425           5,477
     5.800% due 04/20/2004                                  450             455
     6.625% due 06/15/2005                                  100             103
AT&T Capital Corp.
     6.250% due 05/15/2001                               19,443          19,459
     7.000% due 08/15/2001                               11,100          11,163
     7.110% due 09/13/2001                                1,030           1,038
     6.900% due 01/30/2002                                1,000           1,010
     6.750% due 02/04/2002                                1,925           1,944
     5.881% due 04/23/2002 (d)                           74,000          74,177
Avalonbay Communities
     7.375% due 09/15/2002                                2,565           2,629
AVCO Financial Services, Inc.
     7.375% due 08/15/2001                                  300             303
Banco Latinoamericano SA
     6.500% due 04/02/2001                                  950             950
     7.173% due 06/04/2001                                5,000           5,000
     7.878% due 11/30/2001                                9,500           9,500
Banco Nacional de Comercio Exterior
     7.250% due 02/02/2004                               25,050          25,238
Banesto Delaware, Inc.
     8.250% due 07/28/2002                               43,900          45,508
Bank of America Corp.
     9.500% due 04/01/2001                                  235             235
     7.000% due 09/15/2001                                1,500           1,513
     6.538% due 09/26/2001 (d)                           33,000          33,000
     6.752% due 02/20/2002 (d)                           35,180          35,205
     8.125% due 06/15/2002                                  350             363
     6.810% due 06/17/2002 (d)                           10,000          10,005
     7.750% due 07/15/2002                                  510             527
     7.750% due 08/01/2002                                  896             898
     7.200% due 09/15/2002                                1,000           1,030
     7.500% due 10/15/2002                                1,200           1,244
     6.850% due 03/01/2003                                   65              67
     6.875% due 06/01/2003                                  100             103
     6.500% due 08/15/2003                                  150             154
     6.125% due 07/15/2004                                  600             608
     6.750% due 09/15/2005                                  200             206
     8.570% due 11/15/2024                                  125             141
Bank One Corp.
     6.820% due 04/19/2001 (d)                            2,000           2,001
     6.733% due 09/04/2001 (d)                           14,000          14,006
     6.348% due 06/26/2002 (d)                            5,000           5,002
     6.895% due 09/26/2003 (d)                           18,400          18,411
BankBoston Corp.
     6.125% due 03/15/2002                               12,500          12,626
Banponce Financial Corp.
     6.463% due 11/13/2001                               13,000          13,117
Barclays Bank PLC
     8.550% due 09/29/2049                               25,000          27,678
Bayerische Landesbank NY
     6.200% due 02/09/2006                                  250             252
Bear Stearns Co., Inc.
     9.375% due 06/01/2001                                  125             126
     7.083% due 04/05/2002 (d)                           25,000          24,879
     5.640% due 05/07/2002 (d)                            4,300           4,303
     7.134% due 08/01/2002 (d)                           71,500          71,556
     5.370% due 12/16/2002 (d)                           48,900          48,984
     6.125% due 02/01/2003                                   25              25
     5.210% due 03/28/2003 (d)                           81,500          81,476
     6.750% due 04/15/2003                                  105             107
     5.718% due 05/06/2003 (d)                           25,000          24,796
     7.013% due 05/16/2003 (d)                           40,700          40,372
     5.820% due 07/22/2003 (d)                           19,000          18,795
     6.700% due 08/01/2003                                  100             102
     6.625% due 01/15/2004                                  200             204
     6.150% due 03/02/2004                                  200             201
     8.750% due 03/15/2004                                   75              81
     7.156% due 06/01/2004 (d)                           12,665          12,518
     5.270% due 09/21/2004 (d)                            5,200           5,202
     7.036% due 03/18/2005 (d)                           37,000          37,134
     6.848% due 09/16/2005 (d)                           16,000          15,763
Beaver Valley Funding Corp.
     8.250% due 06/01/2003                                  405             416
Beneficial Corp.
     6.610% due 09/13/2001                                  140             141
     5.409% due 01/09/2002 (d)                              500             501
     6.870% due 03/01/2002 (d)                           50,000          50,109
     8.000% due 06/18/2002                                  400             412
     6.030% due 01/14/2003                                  320             323
Bombardier Capital Trust I
     7.210% due 06/09/2032 (d)                           16,150          15,914
Bombardier Capital Trust II
     7.210% due 06/09/2032 (d)                            3,600           3,547
Bombardier Capital, Inc.
     7.300% due 12/15/2002                                9,000           9,194
Caithness Coso Fund Corp.
     6.800% due 12/15/2001                                5,659           5,644
Chase Manhattan Bank
     6.125% due 11/01/2008                                  400             391
Chase Manhattan Corp.
     8.500% due 02/15/2002                                  200             206
     5.750% due 04/15/2004                                  150             152
     6.000% due 11/01/2005                                   50              50

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 85

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Chrysler Financial Corp. LLC
     5.606% due 06/11/2001 (d)                    $      46,700     $    46,686
     5.690% due 11/15/2001                                  650             652
     5.400% due 01/15/2002                               15,750          15,671
     6.950% due 03/25/2002                                   50              51
     5.701% due 07/17/2002 (d)                           20,000          19,823
     5.120% due 08/08/2002 (d)                           66,100          65,524
     5.756% due 02/03/2003 (d)                           50,000          49,367
     5.150% due 02/10/2003 (d)                            7,100           7,008
     6.789% due 03/06/2003 (d)                           25,000          24,512
     5.736% due 03/10/2003 (d)                           65,000          63,688
     6.739% due 06/18/2003                               35,000          34,424
Chubb Capital Corp.
     6.875% due 02/01/2003                                  100             103
Cincinnati Financial Corp.
     6.900% due 05/15/2028                              111,870         100,124
CIT Group, Inc.
     5.800% due 03/26/2002                                1,000           1,007
     5.190% due 09/13/2002 (d)                           30,900          30,810
     7.375% due 03/15/2003                                  500             517
     5.625% due 10/15/2003                                  250             250
Citicorp
     8.000% due 02/01/2003                                  250             262
CitiFinancial Credit Co.
     8.250% due 11/01/2001                                2,500           2,548
     6.875% due 05/01/2002                                  335             342
     6.375% due 09/15/2002                                  115             117
     7.750% due 03/01/2005                                  550             588
Citigroup, Inc.
     5.800% due 03/15/2004                                  200             203
CNA Financial Corp.
     6.250% due 11/15/2003                                   65              64
Comerica Bank
     7.250% due 06/15/2007                                  200             211
Countrywide Home Loans
     6.250% due 04/15/2009                                  600             585
Credit Asset Receivable
     6.274% due 10/31/2003                               34,030          34,156
DBS Group Holdings Ltd.
     7.875% due 08/10/2009                                6,000           6,445
Deutsche Telekom International Finance
     7.750% due 06/15/2005                               97,100         100,329
Donaldson, Lufkin & Jenrette, Inc.
     6.910% due 09/18/2002 (d)                           13,600          13,609
     6.023% due 04/25/2003 (d)                              400             400
     6.170% due 07/15/2003                               20,000          20,423
Dow Capital BV
     7.125% due 01/15/2003                                  100             103
Duke Capital Corp.
     7.250% due 10/01/2004                               19,000          19,921
Export-Import Bank Korea
     7.250% due 06/25/2001                                2,600           2,606
     7.125% due 09/20/2001                               12,370          12,404
     6.500% due 02/10/2002                               26,141          26,159
     6.500% due 11/15/2006                                6,445           6,567
     7.100% due 03/15/2007                               17,600          18,297
Exxon Capital Corp.
     6.125% due 09/08/2008                                2,000           2,029
Farmers Insurance
     8.625% due 05/01/2024                                  275             280
Finova Capital Corp.
     5.875% due 10/15/2001 (e)                            1,000             831
     6.040% due 11/08/2002 (d)(e)                        51,350          42,159
     6.316% due 04/08/2003 (d)(e)                           300             246
     5.193% due 06/18/2003 (d)(e)                        32,300          26,486
     6.330% due 11/24/2003                                1,300           1,083
First Chicago Corp.
     9.250% due 11/15/2001                                  250             256
     6.740% due 03/11/2002 (d)                           20,000          20,039
     6.884% due 07/28/2003 (d)                               50              50
First National Bank Chicago
     8.080% due 01/05/2018                                  250             270
First Security Corp.
     5.875% due 11/01/2003                                9,325           9,421
First Union Corp.
     8.125% due 06/24/2002                                  150             155
FleetBoston Financial Corp.
     9.900% due 06/15/2001                                  200             202
Ford Credit Canada
     6.820% due 12/16/2002 (d)                           56,000          55,943
Ford Motor Credit Co.
     7.020% due 06/07/2001                                1,000           1,003
     5.030% due 07/13/2001 (d)                           47,700          47,690
     6.813% due 09/03/2001 (d)                           27,000          27,024
     7.000% due 09/25/2001                                1,125           1,136
     6.918% due 10/15/2001 (d)                           13,000          13,005
     6.838% due 11/16/2001 (d)                           82,800          82,869
     8.240% due 01/15/2002                                   85              87
     5.804% due 01/17/2002 (d)                           53,945          53,901
     8.200% due 02/15/2002                                  500             513
     6.500% due 02/28/2002                                1,710           1,732
     6.093% due 03/19/2002 (d)                           28,458          28,399
     6.873% due 04/29/2002 (d)                           33,000          33,007
     6.961% due 05/21/2002 (d)                            7,000           7,005
     6.878% due 05/23/2002 (d)                           14,000          14,018
     6.823% due 06/04/2002 (d)                           12,000          12,000
     8.000% due 06/15/2002                                  150             155
     5.939% due 07/16/2002 (d)                          172,555         172,496
     6.911% due 08/01/2002 (d)                           36,000          35,989
     6.550% due 09/10/2002                                4,000           4,064
     5.829% due 10/15/2002 (d)                           35,050          35,012
     7.750% due 11/15/2002                                5,730           5,931
     6.000% due 01/14/2003                                1,100           1,109
     7.500% due 01/15/2003                                  250             258
     6.900% due 02/03/2003 (d)                           40,000          39,883
     5.535% due 02/13/2003 (d)                          284,185         282,374
     5.133% due 03/17/2003 (d)                           37,000          36,723
     6.125% due 04/28/2003                               26,130          26,409
     5.323% due 06/02/2003 (d)                           38,100          38,050
     6.826% due 06/20/2003 (d)                           16,900          16,885
     6.625% due 06/30/2003                                  775             791
     5.605% due 11/24/2003 (d)                           47,000          46,916
     5.750% due 02/23/2004                                1,216           1,215
     6.125% due 03/20/2004                                  400             404
     5.860% due 04/26/2004 (d)                           63,000          62,473
     6.951% due 05/21/2004 (d)                           32,200          31,883
     6.873% due 06/02/2004 (d)                            1,500           1,485
     7.500% due 06/15/2004                                  100             105
     6.700% due 07/16/2004                               92,905          95,111
     6.089% due 07/19/2004 (d)                          174,500         173,338
     8.250% due 02/23/2005                                2,500           2,681
     7.500% due 03/15/2005                               17,000          17,801
     6.946% due 04/28/2005 (d)                           58,000          56,929
     5.353% due 06/30/2005 (d)                           65,000          64,244
     6.179% due 07/18/2005 (d)                          214,000         210,617
     7.600% due 08/01/2005                                5,000           5,268
     6.375% due 12/15/2005                                  100             101
     5.400% due 08/27/2006 (d)                           27,500          27,500
     7.200% due 06/15/2007                                   25              26
     5.800% due 01/12/2009                                  155             146
Fuji Bank Ltd.
     9.870% due 12/31/2049 (d)                           25,475          21,123
General Electric Capital Corp.
     6.020% due 05/04/2001                                1,000           1,001
     5.500% due 11/01/2001                                   50              50
     5.650% due 03/31/2003                                  125             127
     6.210% due 12/09/2005                                  400             413
     7.875% due 12/01/2006                                   30              33
General Motors Acceptance Corp.
     7.125% due 05/01/2001                               44,395          44,464
     6.750% due 06/05/2001                                  880             883
     6.875% due 07/15/2001                                1,000           1,006
     6.375% due 12/01/2001                                  765             772
     5.500% due 12/15/2001                                  100             100
     9.625% due 12/15/2001                                5,650           5,826
     6.625% due 01/10/2002                                  500             506
     6.750% due 02/07/2002                                1,590           1,612
     7.750% due 03/25/2002                                  125             129

86 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
     6.250% due 08/15/2002                        $         100     $       101
     7.000% due 09/15/2002                                  250             255
     6.625% due 10/01/2002                                5,000           5,089
     7.103% due 10/07/2002 (d)                           18,100          18,124
     5.509% due 11/12/2002 (d)                           10,200          10,210
     5.609% due 11/12/2002 (d)                           28,995          28,917
     6.860% due 12/09/2002 (d)                           64,050          64,157
     6.750% due 12/10/2002                                  500             511
     6.200% due 12/15/2002                                  500             506
     5.480% due 12/16/2002                                  150             150
     6.000% due 01/15/2003                                  990           1,002
     5.875% due 01/22/2003                              100,500         101,153
     5.548% due 02/14/2003 (d)                           10,000           9,962
     5.210% due 03/10/2003 (d)                            7,000           6,970
     6.750% due 03/15/2003                               49,725          50,906
     7.125% due 05/01/2003                               36,000          37,054
     6.394% due 07/20/2003 (d)                           13,042          13,030
     5.924% due 07/21/2003 (d)                           13,700          13,720
     5.510% due 08/18/2003 (d)                          128,090         127,973
     5.550% due 09/15/2003                               32,000          31,954
     6.625% due 10/20/2003                                2,000           2,046
     5.750% due 11/10/2003                                1,100           1,102
     6.396% due 01/20/2004 (d)                          273,857         273,826
     5.750% due 03/22/2004 (d)                          123,300         123,300
     6.536% due 04/05/2004 (d)                           43,500          42,879
     6.930% due 05/28/2004 (d)                           73,000          71,588
     6.850% due 06/17/2004                                1,200           1,234
     5.999% due 07/21/2004 (d)                           62,800          62,233
     7.291% due 09/20/2004 (d)                           19,951          19,933
     6.650% due 11/17/2005                                  500             509
     6.150% due 04/05/2007                                  150             146
     8.950% due 07/02/2009                               17,333          18,580
Gold Eagle Capital Ltd.
    11.079% due 04/15/2001 (d)                           46,300          46,300
Golden State Holdings
     6.750% due 08/01/2001 (d)                            1,950           1,946
     7.759% due 08/01/2003 (d)                              500             485
Goldman Sachs Group, Inc.
     5.971% due 01/17/2003 (d)                           72,000          72,124
     6.625% due 12/01/2004                                  275             281
     7.625% due 08/17/2005                               23,000          24,515
     7.458% due 02/09/2009 (d)                           10,000          10,084
     6.500% due 02/25/2009                                  140             139
Great Western Finance Trust II
     8.206% due 02/01/2027                                  150             145
Halyard RE
    10.555% due 04/05/2002 (d)                            1,800           1,800
Hansol Paper Co. Ltd.
     8.943% due 05/24/2001 (d)                           20,000          20,200
Hartford Life, Inc.
     6.900% due 06/15/2004                                  600             622
Heller Financial, Inc.
     6.803% due 06/07/2001 (d)                            4,000           4,002
     5.116% due 06/25/2001 (d)                          101,250         101,288
     5.750% due 09/25/2001                                1,400           1,405
     5.979% due 10/22/2001 (d)                           19,200          19,215
     6.500% due 11/01/2001                                  250             252
     7.658% due 11/09/2001 (d)                            4,400           4,421
     5.889% due 04/22/2002 (d)                            2,100           2,100
     6.940% due 04/26/2002 (d)                           12,000          11,992
     6.850% due 05/07/2002 (d)                           25,400          25,386
     6.930% due 05/13/2002 (d)                           10,000           9,992
     7.000% due 05/15/2002                                  900             915
     6.500% due 07/22/2002                                  140             142
     5.979% due 07/24/2002 (d)                           16,200          16,233
     5.858% due 04/28/2003 (d)                           53,500          53,350
     6.989% due 04/28/2003 (d)                           26,000          25,960
Hertz Corp.
     7.000% due 07/15/2003                               13,300          13,684
Hitachi Credit America
     5.939% due 10/15/2003 (d)                           11,500          11,501
Household Bank
     6.961% due 04/03/2001 (d)                           16,000          16,000
     6.820% due 09/26/2001 (d)                            9,000           9,007
     6.949% due 10/22/2003 (d)                           15,000          14,956
Household Capital Trust III
     7.010% due 06/26/2004 (d)                           23,925          22,133
Household Finance Corp.
     6.490% due 04/09/2001                                9,920           9,922
     6.780% due 06/22/2001 (d)                            3,000           3,000
     6.909% due 08/01/2001 (d)                            1,500           1,501
     6.909% due 11/01/2001 (d)                            4,500           4,504
     6.876% due 05/07/2002 (d)                           43,450          43,252
     6.951% due 05/24/2002 (d)                          113,800         113,938
     7.080% due 06/03/2002                               15,000          15,345
     5.875% due 11/01/2002                                  200             202
     6.125% due 02/27/2003                                  500             504
     5.116% due 06/24/2003 (d)                           31,000          30,897
Household Netherlands BV
     6.125% due 03/01/2003                               18,100          18,275
HSBC Capital Funding LP
    10.176% due 12/29/2049                               20,000          20,735
     9.547% due 12/31/2049                               76,400          88,226
    10.176% due 12/31/2049                               26,160          32,221
Industrial Bank of Korea
     7.100% due 10/15/2001                                3,290           3,313
Inter-American Development Bank
     5.375% due 01/18/2006                              181,000         181,970
     8.875% due 06/01/2009                                  200             242
     7.375% due 01/15/2010                                4,200           4,678
International Bank for Reconstruction & Development
     7.000% due 01/27/2005                                1,000           1,065
International Lease Finance Corp.
     5.930% due 07/15/2003                               14,000          14,172
J.P. Morgan & Co., Inc.
     6.700% due 11/01/2007                                   30              31
     6.655% due 02/15/2012 (d)                              600             548
JET Equipment Trust
    10.000% due 06/15/2012                                   80              92
    10.690% due 05/01/2015                                  100             122
John Hancock
     7.375% due 02/15/2024                                  360             351
KBC Bank Fund Trust III
     9.860% due 11/29/2049 (d)                            5,700           6,394
Key Bank USA NA
     7.550% due 09/15/2006                                  350             370
Kimco Realty Corp.
     6.500% due 10/01/2003                                  200             203
Korea Development Bank
     7.125% due 09/17/2001                               13,055          13,141
     7.900% due 02/01/2002                                  300             304
     8.600% due 03/25/2002                                6,600           6,786
     6.500% due 11/15/2002                                  440             444
     6.750% due 12/01/2005                                   55              55
     7.250% due 05/15/2006                                   50              51
LB Rheinland - PFALZ
     5.000% due 02/23/2028                                3,400           3,383
Lehman Brothers Holdings, Inc.
     7.019% due 03/18/2002 (d)                           10,000          10,000
     6.375% due 05/07/2002                               61,290          62,098
     8.750% due 05/15/2002                                  219             227
     6.186% due 07/08/2002 (d)                           60,100          60,139
     6.479% due 07/15/2002 (d)                           43,651          43,945
     7.125% due 07/15/2002                                  100             102
     7.080% due 08/12/2002 (d)                            6,500           6,489
     7.450% due 08/28/2002 (d)                            6,500           6,509
     5.389% due 09/03/2002 (d)                           14,000          14,003
     5.610% due 12/12/2002 (d)                           60,100          60,344
     5.240% due 04/04/2003 (d)                          132,550         132,747
     7.625% due 06/01/2006                                  350             370
LG&E Capital Corp.
     7.360% due 06/18/2001 (d)                              400             400
     6.205% due 05/01/2004                                1,000             966
     6.460% due 01/15/2008                                3,000           2,714
Liberty Mutual Insurance
     8.200% due 05/04/2007                               17,510          18,272
Limestone Electron Trust
     8.625% due 03/15/2003                               71,350          74,521

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 87

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Lion Connecticut Holdings
     6.375% due 08/15/2003                        $         200     $       204
     7.250% due 08/15/2023                                   50              48
Lloyds TSB Bank
     5.745% due 08/26/2010 (d)                            3,000           2,999
MBNA America Bank NA
     7.010% due 04/25/2002 (d)                            1,000             999
MBNA Corp.
     5.610% due 08/07/2001 (d)                              100             100
     6.980% due 09/13/2001 (d)                           10,300          10,310
MCN Investment Corp.
     7.120% due 01/16/2004                                7,500           7,614
     6.300% due 04/02/2011                                7,500           7,500
Merrill Lynch & Co.
     6.500% due 04/01/2001                                  400             400
     6.750% due 04/30/2001                                2,775           2,778
     8.000% due 02/01/2002                                  400             410
     7.375% due 08/17/2002                                  300             310
     8.300% due 11/01/2002                                  700             734
     6.000% due 02/12/2003                                  500             509
     6.875% due 03/01/2003                                  140             145
     5.006% due 06/24/2003 (d)                           27,000          26,992
     6.550% due 08/01/2004                                  400             414
     7.000% due 04/27/2008                                  100             104
Metropolitan Life Insurance Co.
     6.300% due 11/01/2003                                6,800           6,910
MIC Financing Trust I
     8.375% due 02/01/2027                               36,000          32,484
Monumental Global Funding II
     6.910% due 09/26/2003 (d)                           58,500          58,519
Morgan Stanley Group, Inc.
     6.700% due 05/01/2001                                  600             601
     9.375% due 06/15/2001                                  300             303
     5.228% due 03/11/2003 (d)                           11,500          11,500
     6.375% due 12/15/2003                                  150             154
     5.625% due 01/20/2004                                1,200           1,206
Morgan Stanley, Dean Witter & Co.
     6.948% due 04/15/2002 (d)                              550             551
     5.590% due 05/05/2003 (d)                           43,000          43,088
     6.964% due 08/07/2003 (d)                          140,800         140,974
     5.899% due 04/22/2004 (d)                          108,500         108,622
Nacional Financiera
     9.750% due 03/12/2002                               10,000          10,365
     7.284% due 05/08/2003 (d)                            7,750           8,021
National Rural Utilities Cooperative Finance Corp.
     6.880% due 05/31/2002 (d)                           10,000          10,010
     5.721% due 08/13/2002 (d)                           12,000          12,003
     6.250% due 04/15/2003                               50,000          50,728
National Westminster Bank PLC
     5.520% due 09/16/2002 (d)                           12,275          12,317
     9.375% due 11/15/2003                                  200             220
Newcourt Credit Group, Inc.
     6.875% due 02/16/2005                                7,500           7,712
Noble Affiliates, Inc.
     8.950% due 12/15/2004                               11,500          11,990
Nordbanken AB
     7.250% due 11/12/2009                               25,250          26,224
     8.950% due 11/19/2049                                4,000           4,389
Nordstrom Credit, Inc.
     7.250% due 04/30/2002                                1,000           1,026
Northern Rock PLC
     2.000% due 01/01/2000                                  660          14,685
Okobank
     7.040% due 05/23/2006 (d)                           10,000          10,081
Old Kent Bank
     6.275% due 11/01/2005 (d)                            1,300           1,299
     7.750% due 08/15/2010                               19,500          20,517
Orix Credit Alliance, Inc.
     6.785% due 04/16/2001                               15,000          15,007
     7.640% due 09/17/2001                               13,000          13,163
Osprey Trust
     8.310% due 01/15/2003                               75,475          77,834
Pacific Life Insurance Co.
     7.900% due 12/30/2023                                8,000           8,097
Paine Webber Group, Inc.
     7.030% due 05/20/2002 (d)                            1,000           1,000
     7.290% due 07/15/2002 (d)                              200             201
Parker Retirement Savings Plan
     6.340% due 07/15/2008                                  791             791
PDVSA Finance Ltd.
     7.400% due 08/15/2016                                1,200             966
Pemex Finance Ltd.
     6.125% due 11/15/2003                               17,111          17,007
PNC Bank NA
     5.150% due 01/24/2002 (d)                           49,000          49,030
PNC Funding Corp.
     6.875% due 03/01/2003                                  100             103
     7.000% due 09/01/2004                               20,000          20,771
PNC Institutional Capital Trust A
     7.950% due 12/15/2026                                  150             146
Popular North American, Inc.
     6.875% due 06/15/2001                               16,500          16,559
     7.375% due 09/15/2001                               25,000          25,263
Popular, Inc.
     6.200% due 04/30/2001                                3,336           3,338
     6.540% due 11/06/2001                               18,705          18,877
     6.625% due 01/15/2004                               19,500          19,804
Premium Asset Trust
     7.076% due 11/27/2004 (d)                           48,900          49,009
Prime Property Funding II
     7.000% due 08/15/2004                                  110             112
Protective Life Funding Trust
     6.089% due 01/17/2003 (d)                            2,000           2,003
Prudential Funding Corp.
     6.375% due 07/23/2006                                  100             101
     6.625% due 04/01/2009                               17,000          16,110
PSEG Capital Corp.
     6.740% due 10/23/2001                                1,400           1,414
Qwest Capital Funding, Inc.
     6.875% due 08/15/2001                               73,750          74,190
     7.253% due 07/08/2002 (d)                           18,000          18,024
Reliance Group Holdings, Inc.
     9.000% due 11/15/2000 (e)                           19,000           1,663
     9.750% due 11/15/2003 (e)                           10,000             288
Reliant Energy Financial Co.
     7.660% due 12/10/2001 (d)                           53,100          53,120
Rothmans Holdings
     6.500% due 05/06/2003                               16,390          16,561
Royal Bank of Scotland Group PLC
     6.770% due 03/31/2049                              126,500         115,896
     8.817% due 03/31/2049                               41,600          45,064
     9.118% due 03/31/2049                               66,400          75,622
Salomon, Inc.
     6.650% due 07/15/2001                                  600             603
     7.000% due 03/04/2002                               18,850          19,236
     6.750% due 02/15/2003                                  450             462
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (i)                           30,140          30,306
     6.625% due 07/01/2002                                   55              56
     6.125% due 01/15/2003                                  290             294
     5.629% due 02/11/2003 (d)                           44,200          44,264
     5.848% due 04/28/2003 (d)                           28,000          28,027
     7.000% due 03/15/2004                                  100             104
Sears Roebuck Acceptance Corp.
     6.800% due 05/07/2001                                  500             501
     6.790% due 05/21/2001                                  500             501
     7.190% due 06/18/2001                                5,880           5,908
     7.110% due 06/19/2001                                1,000           1,005
     6.860% due 07/03/2001                                3,409           3,426
     9.400% due 08/02/2001                                  250             253
     6.860% due 08/06/2001                                  400             403
     6.710% due 08/13/2001                                   80              80
     6.600% due 10/09/2001                               17,000          17,162
     6.360% due 12/04/2001                                  290             293
     6.120% due 12/13/2001                                  260             262
     6.950% due 05/15/2002                                  300             305
     6.000% due 03/20/2003                              149,750         150,403
     7.260% due 04/21/2003                                3,000           3,104
     7.140% due 05/02/2003                                5,000           5,164
     6.560% due 11/20/2003                                1,178           1,204

88 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Seismic Ltd.
    10.901% due 01/01/2002 (d)                    $      32,500     $    32,305
Simon Property Group, Inc.
     9.000% due 03/15/2002                                2,000           2,054
Socgen Real Estate LLC
     7.640% due 12/29/2049                               20,000          20,120
Spieker Properties, Inc.
     6.800% due 12/15/2001                                5,500           5,552
     6.950% due 12/15/2002                                1,600           1,632
     6.800% due 05/01/2004                                1,000           1,020
Steers
    10.501% due 08/07/2002 (d)                           20,000          20,388
Sumitomo Bank Treasury Co.
     9.400% due 12/29/2049 (d)                            6,750           6,510
Sun Life of Canada (U.S.)
     8.526% due 05/29/2049                                  250             235
Telewest Credit Links
     8.500% due 04/16/2004                               25,000          21,459
Textron Financial Corp.
     5.860% due 10/26/2001 (d)                           11,200          11,219
     7.099% due 05/28/2002 (d)                           51,900          51,836
     7.034% due 09/17/2002 (d)                            2,000           2,004
The Money Store, Inc.
     8.050% due 04/15/2002                                  300             309
     7.300% due 12/01/2002                                  100             103
Tokai Capital Corp.
     9.980% due 12/29/2049 (d)                            9,735           8,120
Toyota Motor Credit Corp.
     7.325% due 02/15/2002 (d)                           40,000          40,068
Transamerica Finance Corp.
     6.798% due 09/17/2001 (d)                           12,000          12,000
     6.125% due 11/01/2001                               29,000          29,187
     6.830% due 12/14/2001 (d)                           64,300          64,320
     5.920% due 03/29/2002                               52,050          52,572
     7.250% due 08/15/2002                               86,195          88,243
     7.500% due 03/15/2004                                  270             283
U.S. Bancorp
     6.750% due 01/16/2002 (d)                           49,000          49,024
     5.755% due 02/03/2003 (d)                           18,100          18,166
     6.924% due 03/06/2003                                  600             602
     6.500% due 06/15/2004                                  600             616
UBS Preferred Funding Trust I
     8.622% due 10/29/2049                               38,900          43,083
Wachovia Corp.
     6.375% due 04/15/2003                                  200             204
     6.075% due 05/02/2005 (d)                           78,100          78,007
Washington Mutual Capital I
     8.375% due 06/01/2027                                  235             225
Wells Fargo & Co.
     8.750% due 05/01/2002                                  100             104
     6.500% due 09/03/2002                                  100             102
     6.625% due 07/15/2004                                6,500           6,740
     6.025% due 05/02/2005 (d)                           77,300          77,235
Wells Fargo Financial, Inc.
     6.375% due 07/16/2002                                  500             509
     6.250% due 11/01/2002                                  100             102
     7.000% due 01/15/2003                                  380             393
     6.000% due 02/01/2004                                   50              51
    10.875% due 04/15/2001                                  200             200
Westdeutsche Landesbank
     6.750% due 06/15/2005                               36,400          37,341
     6.050% due 01/15/2009                              164,600         162,284
                                                                    ------------
                                                                      9,355,068
                                                                    ------------
Industrials 7.0%
AIC Corp.
     6.965% due 10/02/2002 (d)                           10,000           9,983
Air Products & Chemicals, Inc.
     6.250% due 06/15/2003                                2,500           2,533
Akzo Nobel, Inc.
     6.000% due 11/15/2003                               32,000          32,319
Allied Waste North America, Inc.
     7.375% due 01/01/2004                               18,925          18,641
Alpha Wind
    11.321% due 05/23/2001 (d)                           17,200          17,200
America West Airlines, Inc.
     6.870% due 07/02/2018                                1,820           1,739
American Airlines, Inc.
    10.210% due 01/01/2010                                6,500           7,188
    10.610% due 03/04/2011                                1,895           2,160
Amoco Corp.
     6.250% due 10/15/2004                                1,000           1,035
AMR Corp.
     9.400% due 05/08/2001                                3,000           3,005
     9.430% due 05/10/2001                                1,000           1,002
     9.500% due 05/15/2001                                6,480           6,495
     9.130% due 10/25/2001                                2,000           2,042
     8.470% due 02/20/2002                                2,000           2,036
     8.500% due 02/26/2002                                1,000           1,018
Anheuser-Busch Companies, Inc.
     6.750% due 08/01/2003                                  500             524
Atlas Air, Inc.
     9.504% due 10/04/2004 (d)                           22,700          22,700
    10.504% due 10/04/2004 (d)                            3,000           3,000
Baxter International, Inc.
     9.500% due 06/15/2008                                  200             237
Bayer Corp.
     6.500% due 10/01/2002                                  250             255
Boeing Co.
     6.350% due 06/15/2003                                  750             777
Boise Cascade Corp.
     7.150% due 05/15/2001                               10,000          10,005
Browning-Ferris Industries, Inc.
     6.100% due 01/15/2003 (d)                            6,000           5,844
Campbell Soup Co.
     4.750% due 10/01/2003                                  700             690
Cargill, Inc.
     6.871% due 01/14/2002 (d)                           11,700          11,704
Cemex SA de CV
     9.250% due 06/17/2002                                5,000           5,144
     8.625% due 07/18/2003                               48,250          49,698
Champion International Corp.
     9.700% due 05/01/2001                                4,000           4,013
Clear Channel Communications, Inc.
     7.210% due 06/15/2002 (d)                           20,000          20,056
Coastal Corp.
     5.554% due 03/06/2002 (d)                          146,350         146,350
     8.125% due 09/15/2002                                  250             258
Coca-Cola Enterprises, Inc.
     6.375% due 08/01/2001                                  500             502
     7.875% due 02/01/2002                                  100             103
     6.000% due 07/15/2003                                  250             255
     5.750% due 11/01/2008                                  100              99
Colgate-Palmolive Co.
     6.000% due 08/15/2003                                   45              46
Comcast Cable Communications
     8.375% due 05/01/2007                                  145             159
Continental Airlines, Inc.
     6.410% due 04/15/2007                                  337             343
     6.800% due 07/02/2007                                   25              25
     6.954% due 02/02/2011                               22,768          23,011
     6.900% due 01/02/2018                                1,468           1,499
Cox Communications, Inc.
     7.000% due 08/15/2001                                1,500           1,506
     6.500% due 11/15/2002                                  200             202
Cox Enterprises, Inc.
     6.625% due 06/14/2002                                7,250           7,334
     6.425% due 05/01/2033 (d)                              500             500
CSX Corp.
     7.260% due 06/24/2002 (d)                           30,700          30,721
DaimlerChrysler North America Holding Corp.
     6.630% due 09/21/2001                                1,000           1,008
     6.899% due 01/18/2002 (d)                           41,000          40,802
     7.125% due 03/01/2002                               16,500          16,604
     5.640% due 08/23/2002 (d)                           15,400          15,272
     5.790% due 12/16/2002 (d)                           93,100          92,715
     7.750% due 05/27/2003                               45,000          46,563
     5.720% due 08/16/2004 (d)                           76,600          74,666
     7.250% due 01/18/2006                               40,000          41,055

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 89

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Delta Air Lines Equipment Trust
     9.230% due 07/02/2002 (l)                    $       1,956     $     2,034
    10.500% due 01/02/2007 (l)                            7,372           8,536
    10.570% due 01/02/2007 (l)                           15,881          18,571
    10.370% due 01/02/2007 (l)                            9,629          10,978
     9.550% due 01/02/2008 (l)                            7,773           8,845
    10.430% due 01/02/2011                                1,810           1,949
    10.140% due 08/14/2012                                1,000           1,102
    10.000% due 06/05/2013                               10,828          11,446
Delta Air Lines, Inc.
     6.650% due 03/15/2004                               13,500          13,208
     7.379% due 05/18/2010                                8,200           8,704
     9.200% due 09/23/2014                                6,000           6,031
    10.500% due 04/30/2016                                6,050           6,935
Duty Free International, Inc.
     7.000% due 01/15/2004                                  175             177
Eastman Chemical Co.
     6.375% due 01/15/2004                                5,750           5,608
Electric Lightwave, Inc.
     6.050% due 05/15/2004                               10,700           9,779
Eli Lilly & Co.
     8.125% due 12/01/2001                                  500             511
     6.250% due 03/15/2003                                  100             102
Enron Corp.
     5.510% due 09/10/2001 (d)                           35,000          35,029
     6.450% due 11/15/2001                                5,275           5,311
     8.375% due 05/23/2005                               12,000          13,010
Federal Express Corp.
     6.845% due 01/15/2019                                  811             809
Ford Capital BV
     9.375% due 05/15/2001                                  300             301
     9.500% due 06/01/2010                                  200             229
Ford Motor Co.
     9.000% due 09/15/2001                                  980             996
     6.625% due 10/01/2028                              115,800         102,927
     7.450% due 07/16/2031                               10,000           9,855
     7.400% due 11/01/2046                                2,380           2,234
Fortune Brands, Inc.
     8.500% due 10/01/2003                                  500             535
Fred Meyer, Inc.
     7.150% due 03/01/2003                               13,000          13,480
     7.375% due 03/01/2005                               38,100          39,911
General Foods Corp.
     6.000% due 06/15/2001                                  200             200
General Motors Corp.
     9.125% due 07/15/2001                                  100             101
     6.250% due 05/01/2005                                  300             303
Gillette Co.
     6.250% due 08/15/2003                                  750             773
     5.750% due 10/15/2005                                1,500           1,520
Grupo Elektra SA
    12.750% due 05/15/2001                                1,000           1,005
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                                5,000           5,025
HCA - The Healthcare Co.
     8.020% due 08/05/2002                                9,000           9,201
     8.049% due 09/19/2002 (d)                           60,500          60,497
     8.130% due 08/04/2003                                7,300           7,568
     6.910% due 06/15/2005                                9,500           9,352
     6.630% due 07/15/2045                               10,000          10,101
     6.730% due 07/15/2045                               22,560          22,797
Heinz (H.J.) Co.
     6.875% due 01/15/2003                                  100             103
Hilton Hotels Corp.
     7.375% due 06/01/2002                                1,000           1,009
HNA Holdings, Inc.
     6.125% due 02/01/2004                                  200             207
Houghton Mifflin Co.
     5.990% due 12/03/2001                                3,000           3,012
IBM Corp.
     7.250% due 11/01/2002                                  625             645
ICI Wilmington, Inc.
     6.750% due 09/15/2002                               10,000          10,119
IMEXSA Export Trust
    10.125% due 05/31/2003                                7,091           6,907
Imperial Tobacco Overseas BV
     7.125% due 04/01/2009                               21,785          21,378
International Game Technology
     7.875% due 05/15/2004                               14,500          14,718
International Paper Co.
     7.000% due 06/01/2001                                2,000           2,005
     6.666% due 07/08/2002 (d)                           48,600          48,657
Kroger Co.
     6.340% due 06/01/2001                               50,924          50,984
Lockheed Martin Corp.
     6.850% due 05/15/2001                               89,064          89,188
Mandalay Resort Group
     6.750% due 07/15/2003                                4,500           4,354
Martin Marietta Corp.
     6.500% due 04/15/2003                                   50              51
Mazda Manufacturing Corp.
    10.500% due 07/01/2008 (l)                            1,980           2,510
Nabisco, Inc.
     6.800% due 09/01/2001                                3,000           3,006
     6.700% due 06/15/2002                                9,000           9,045
     6.125% due 02/01/2033                               15,000          15,079
News America Holdings, Inc.
     8.625% due 02/01/2003                                  750             786
Norfolk Southern Corp.
     6.950% due 05/01/2002                               12,000          12,196
     7.875% due 02/15/2004                                   50              53
Northwest Airlines, Inc.
     8.970% due 01/02/2015                                1,576           1,684
     8.072% due 10/01/2019                                  400             437
Occidental Petroleum Corp.
     6.400% due 04/01/2003                               17,710          17,834
Park Place Entertainment Corp.
     7.950% due 08/01/2003                               18,500          19,009
Petroleos Mexicanos
     7.769% due 07/15/2005 (d)                           32,250          32,331
     7.845% due 07/15/2005 (d)                           94,000          94,235
     8.850% due 09/15/2007                                1,800           1,852
     9.375% due 12/02/2008                               39,650          41,335
     9.500% due 09/15/2027                               31,000          32,473
Philip Morris Cos., Inc.
     8.750% due 06/01/2001                                7,735           7,775
     6.000% due 07/15/2001                                1,000             999
     7.250% due 09/15/2001                                3,770           3,797
     7.500% due 01/15/2002                                   50              51
     7.625% due 05/15/2002                                8,300           8,475
     6.800% due 12/01/2003                               48,345          49,880
     7.000% due 07/15/2005                               15,125          15,646
     6.950% due 06/01/2006                                9,540           9,552
     7.200% due 02/01/2007                               34,000          35,278
Phillips Petroleum Co.
     9.000% due 06/01/2001                                2,000           2,010
Premium Asset Trust
     7.029% due 09/08/2007                               25,000          24,938
Procter & Gamble Co.
     5.250% due 09/15/2003                               35,900          36,220
Racers
     6.930% due 03/03/2003 (d)                          282,400         282,549
     6.209% due 04/01/2003 (d)                           20,000          19,956
     8.760% due 04/28/2003 (d)                           30,000          30,735
     6.800% due 09/15/2005 (d)                           15,000          14,967
Raytheon Co.
     5.739% due 08/10/2001 (d)                           74,100          74,186
     7.310% due 03/01/2002 (d)                            8,650           8,656
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                               13,400          13,762
Saferco
     9.590% due 05/31/2001                                3,000           3,021
Safeway, Inc.
     7.000% due 09/15/2002                                1,125           1,146
     6.850% due 09/15/2004                                  250             260
Sara Lee Corp.
     6.300% due 11/07/2005                                  500             511
Scotia Pacific Co. LLC
     7.710% due 01/20/2014 (d)                              305             224

90 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Sears, Roebuck & Co.
     8.390% due 02/14/2002                        $         240     $       245
     6.250% due 01/15/2004                                  300             301
SmithKline Beecham Corp.
     7.375% due 04/15/2005                                  150             160
Sun Microsystems, Inc.
     7.000% due 08/15/2002                                  200             202
TCI Communications, Inc.
     7.176% due 04/03/2002 (d)                           11,600          11,664
     5.580% due 03/11/2003 (d)                            5,000           5,030
     6.375% due 05/01/2003                                3,280           3,311
     8.650% due 09/15/2004                                  625             672
     8.000% due 08/01/2005                                  450             478
Tele-Communications, Inc.
     8.250% due 01/15/2003                               43,125          45,078
Tenet Healthcare Corp.
     7.875% due 01/15/2003                               10,300          10,519
     8.625% due 12/01/2003                                6,200           6,441
Texaco Capital, Inc.
     8.500% due 02/15/2003                                  700             745
     6.000% due 06/15/2005                                  400             409
Textron, Inc.
     6.750% due 09/15/2002                                  225             229
Time Warner, Inc.
     6.100% due 12/30/2001                               41,875          42,043
     7.975% due 08/15/2004                               19,770          21,087
Times Mirror Co.
     6.650% due 10/15/2001                                  300             303
TRW, Inc.
     6.450% due 06/15/2001                               31,135          31,102
     6.625% due 06/01/2004                                8,925           8,856
Tyco International Group SA
     6.125% due 06/15/2001                                5,600           5,605
     6.875% due 09/05/2002                                  675             685
Union Pacific Corp.
     7.875% due 02/15/2002                                8,000           8,156
     7.365% due 07/01/2002 (d)                           25,500          25,543
     6.930% due 06/01/2003                                1,000           1,030
     6.000% due 09/01/2003                                8,000           8,000
     6.120% due 02/01/2004                                  250             249
Unisys Corp.
     9.210% due 01/21/2017                                2,000           2,114
United Air Lines, Inc.
     9.200% due 03/22/2008                                3,950           4,311
    10.360% due 11/13/2012                                7,000           7,826
    10.020% due 03/22/2014                                6,925           7,490
    10.850% due 07/05/2014                               34,111          39,667
    10.850% due 02/19/2015                                1,500           1,725
    10.125% due 03/22/2015                               14,300          15,651
     9.060% due 06/17/2015                                5,000           5,095
United Technologies Corp.
     7.125% due 11/15/2010                                  450             486
US Airways, Inc.
     6.850% due 01/30/2018                                  143             138
UST, Inc.
     7.250% due 06/01/2009                               15,000          14,278
USX Corp.
     9.800% due 07/01/2001                               24,050          24,294
Wal-Mart Stores, Inc.
     8.625% due 04/01/2001                                2,450           2,450
     6.150% due 08/10/2001                                  450             452
     6.750% due 05/24/2002                                  170             173
     6.500% due 06/01/2003                                  200             207
Walt Disney Co.
     5.125% due 12/15/2003                                  500             499
Waste Management, Inc.
     6.700% due 05/01/2001                               10,000          10,002
     6.000% due 05/15/2001                               28,800          28,762
     6.125% due 07/15/2001                               23,900          23,857
     6.375% due 12/01/2003                                  200             200
     6.500% due 05/15/2004                               94,000          94,015
Witco Corp.
     6.600% due 04/01/2003                                  100              99
Yorkshire Power
     6.154% due 02/25/2003                               17,000          17,008
                                                                    ------------
                                                                      2,972,965
                                                                    ------------
Utilities 5.9%
Alabama Power Co.
     5.350% due 11/15/2003                                1,600           1,590
Allete
     6.499% due 10/20/2003 (d)                           79,700          79,786
Appalachian Power Co.
     7.270% due 06/27/2001 (d)                           20,000          20,006
Arizona Public Service Co.
     6.109% due 11/15/2001 (d)                           14,000          14,015
Ashland, Inc.
     8.450% due 12/05/2001                                3,000           3,069
     7.253% due 03/07/2003 (d)                              300             300
AT&T Canada, Inc.
     0.000% due 11/01/2007                                1,000             899
     0.000% due 06/15/2008                               14,630          12,178
AT&T Corp.
     5.125% due 04/01/2001                                  600             600
     7.350% due 08/27/2001                                7,200           7,258
     7.125% due 01/15/2002                                  275             278
Baltimore Gas & Electric
     6.125% due 07/01/2003                                  150             153
Bell Atlantic Maryland, Inc.
     8.000% due 10/15/2029                                1,125           1,217
Bell Atlantic Virginia, Inc.
     5.625% due 03/01/2007                                  500             486
BellSouth Telecommunications, Inc.
     6.000% due 06/15/2002                               10,000          10,119
     6.250% due 05/15/2003                                  100             102
British Telecommunications PLC
     6.079% due 12/15/2003 (d)                           94,800          94,839
     7.625% due 12/15/2005                                5,000           5,179
     8.125% due 12/15/2010 (d)                           83,000          86,717
Calpine Corp.
     9.250% due 02/01/2004                                4,150           4,152
CE Electric Funding
     6.853% due 12/30/2004                                  250             252
Central Maine Power Co.
     7.430% due 08/25/2003                               13,000          13,552
Central Power & Light Co.
     7.351% due 11/23/2001 (d)                           18,100          18,121
Cleveland Electric Illuminating Co.
     9.500% due 05/15/2005                               33,000          34,158
CMS Energy Corp.
     8.375% due 07/01/2003                               15,000          15,276
     7.000% due 01/15/2005                               41,325          39,637
     8.000% due 07/01/2011                                1,000           1,002
Columbia Energy Group
     6.610% due 11/28/2002                                5,000           5,094
Columbus Southern Power Co.
     6.850% due 10/03/2005                               10,000          10,299
Commonwealth Edison Co.
     6.625% due 07/15/2003                                1,000           1,025
     7.145% due 09/30/2003 (d)                           17,700          17,706
     9.875% due 06/15/2020                               11,700          13,213
Connecticut Light & Power Co.
     7.875% due 06/01/2001                                5,100           5,119
     7.750% due 06/01/2002                                5,000           5,116
     8.590% due 06/05/2003                               27,000          29,085
Consolidated Edison, Inc.
     6.625% due 02/01/2002                                  100             101
     6.720% due 06/15/2002 (d)                           11,000          11,014
     6.375% due 04/01/2003                                1,000           1,018
Consolidated Natural Gas Co.
     7.250% due 10/01/2004                               43,750          45,631
Constellation Energy Group
     7.219% due 04/04/2003 (d)                           15,000          14,971
Detroit Edison Co.
     7.210% due 08/01/2002                                1,000           1,029
     6.341% due 07/15/2028                                1,000             993
Dominion Resources, Inc.
     7.600% due 07/15/2003                               35,000          36,440
DTE Capital Corp.
     8.350% due 11/15/2038 (d)                           90,250          92,148
Duke Energy Corp.
     5.875% due 06/01/2001                                  375             375

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 91

Total Return Fund
March 31, 2001

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
El Paso Electric Co.
     9.400% due 05/01/2011                           $    7,455      $    8,269
El Paso Energy Corp.
     6.625% due 07/15/2001                               27,000          27,119
El Paso Natural Gas Co.
     7.750% due 01/15/2002                               15,000          15,264
Entergy Arkansas, Inc.
     7.000% due 03/01/2002                                3,580           3,620
     7.720% due 03/01/2003                                  200             207
Entergy Gulf States, Inc.
     6.410% due 08/01/2001                                5,800           5,819
Entergy Louisiana, Inc.
     7.740% due 07/01/2002                                  599             600
     8.500% due 06/01/2003                                3,000           3,162
Entergy Mississippi, Inc.
     7.409% due 05/03/2004 (d)                           31,000          31,008
Exelon Corp.
     5.625% due 11/01/2001                               22,350          22,419
Florida Power & Light
     6.875% due 12/01/2005                                4,000           4,191
France Telecom
     6.308% due 03/14/2003 (d)                           83,200          83,246
Georgia Power Co.
     5.620% due 02/22/2002 (d)                           15,000          15,004
Global Crossing Ltd.
     8.950% due 08/07/2001                                3,000           3,040
GTE California, Inc.
     5.500% due 01/15/2009                                  100              95
GTE South, Inc.
     7.250% due 08/01/2002                                  150             154
Houston Lighting & Power Co.
     8.750% due 03/01/2022                               10,000          10,496
Indiana Bell Telephone Co., Inc.
     5.500% due 04/01/2007                                  500             479
Indiana Michigan Power Co.
     7.305% due 09/03/2002 (d)                            5,000           5,004
Indianapolis Power & Light Co.
     7.375% due 08/01/2007                                  225             237
Kinder Morgan, Inc.
     6.450% due 11/30/2001                               10,000          10,052
     6.450% due 03/01/2003                                  240             243
Korea Electric Power Corp.
     7.000% due 10/01/2002                                  380             385
     6.375% due 12/01/2003                                  220             221
Marlin Water Trust
     7.090% due 12/15/2001                               11,238          11,337
Mirant Corp.
     7.900% due 07/15/2009                                  175             174
Montana Power Co.
     7.053% due 04/06/2001 (d)                           15,000          15,008
National Power Corp.
     9.625% due 05/15/2028                               16,000          11,131
Nevada Power Co.
     5.990% due 08/20/2001 (d)                            1,200           1,201
     6.200% due 04/15/2004                               20,000          19,596
New England Telephone & Telegraph Co.
     6.250% due 03/15/2003                                   50              51
     6.375% due 09/01/2008                                1,350           1,316
New York Telephone Co.
     6.250% due 02/15/2004                                  150             153
     6.000% due 04/15/2008                                   45              45
Niagara Mohawk Power Co.
     7.125% due 07/01/2001                               34,644          34,786
     7.250% due 10/01/2002                               24,783          25,309
     7.375% due 07/01/2003                               39,162          40,170
     7.375% due 08/01/2003                                1,645           1,709
NorAm Energy Corp.
     8.920% due 05/15/2001                                7,000           7,026
     6.375% due 11/01/2003                               22,250          22,726
Nortel Networks Corp.
     8.750% due 06/12/2001                                  300             302
     6.875% due 10/01/2002                                  200             204
Northern Illinois Gas Co.
     6.450% due 08/01/2001                                1,450           1,454
NRG Energy, Inc.
     8.000% due 11/01/2003                                6,000           6,185
NRG Northeast Generating LLC
     8.065% due 12/15/2004                                  422             435
Ohio Bell Telephone Co.
     5.375% due 03/01/2007                                  950             906
Ohio Power Co.
     7.000% due 07/01/2004                               24,000          24,642
Oneok, Inc.
     7.390% due 04/24/2002 (d)                            8,000           8,014
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (d)                           33,700          27,803
     5.875% due 10/01/2005                                  100              85
     7.375% due 11/01/2005                               22,000          16,830
     7.250% due 08/01/2026                               10,000           8,350
Pacific Northwest Bell Telephone
     4.375% due 09/01/2002                                   50              49
Portland General Electric Co.
     7.660% due 01/14/2002                                5,000           5,103
PP&L, Inc.
     6.125% due 05/01/2001 (d)                           16,102          16,110
     6.550% due 03/01/2006                                  500             510
PSEG Energy Holdings, Inc.
     9.125% due 02/10/2004                                  120             124
Public Service Co. of Colorado
     6.000% due 04/15/2003                                  750             759
Public Service Electric & Gas Co.
     7.250% due 04/01/2001 (d)                            3,191           3,191
     6.125% due 08/01/2002                                1,000           1,010
     6.250% due 01/01/2007                                1,500           1,505
Public Service Enterprise Group, Inc.
     7.035% due 06/15/2001 (d)                          156,200         156,327
Queststar Pipeline Co.
     9.375% due 06/01/2021                                  200             210
RAS LAFFAN Liquid Natural Gas
     8.294% due 03/15/2014                                  145             145
Reliant Energy, Inc.
     9.375% due 06/01/2001                                2,000           2,008
Scana Corp.
     5.910% due 02/08/2002 (d)                           13,900          13,918
     6.329% due 07/15/2002 (d)                           38,800          38,871
Sierra Pacific Power Co.
     7.160% due 06/12/2001 (d)                           46,000          46,000
Sierra Pacific Resources
     6.299% due 04/20/2002 (d)                              500             425
     6.249% due 04/20/2003 (d)                            2,000           1,700
Sonat, Inc.
     9.000% due 05/01/2001                                  100             100
Southern California Edison Co.
     6.500% due 06/01/2001                                  200             167
     7.204% due 05/01/2002 (d)                           24,000          19,560
Sprint Capital Corp.
     9.500% due 06/06/2001                                  150             151
     5.679% due 11/15/2001 (d)                          144,900         145,094
     6.500% due 11/15/2001                               14,365          14,472
     7.010% due 06/10/2002 (d)                           14,400          14,422
     7.625% due 06/10/2002                                7,000           7,177
     6.850% due 06/24/2002 (d)                           62,500          62,562
     8.125% due 07/15/2002                               10,378          10,652
System Energy Resources, Inc.
     7.710% due 08/01/2001                                5,800           5,843
TECO Energy, Inc.
     5.540% due 09/15/2001                               44,630          44,796
Telekomunikacja Polska SA
     7.125% due 12/10/2003                               12,200          12,250
     7.750% due 12/10/2008                                7,895           7,663
Tennessee Valley Authority
     0.000% due 04/15/2042                                  855             410
Texas Utilities Corp.
     5.420% due 06/25/2001 (d)                          173,900         173,875
     6.370% due 08/16/2001                                1,000           1,004
     7.389% due 09/24/2001 (d)                          160,100         158,574
     5.940% due 10/15/2001                                3,000           3,014
     6.500% due 08/16/2002                                2,600           2,635
     6.750% due 03/01/2003                                  150             153

92 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
Toledo Edison Co.
     8.180% due 07/30/2002                           $    1,400     $     1,440
     8.700% due 09/01/2002                               24,500          25,208
     7.850% due 03/31/2003                                7,000           7,226
     7.875% due 08/01/2004                                  500             531
Transcontinental Gas Pipe Corp.
     7.080% due 07/15/2026                               15,000          15,055
TXU Eastern Funding Co.
     6.150% due 05/15/2002                               61,800          62,109
     6.450% due 05/15/2005                               15,270          15,218
Union Electric Co.
     8.000% due 12/15/2022                                1,000           1,022
Vodafone Group PLC
     6.736% due 12/19/2001 (d)                           23,900          23,940
     7.750% due 02/15/2010                                  500             540
Western Massachusetts Electric Co.
     7.375% due 07/01/2001                               23,235          23,303
Williams Cos., Inc.
     5.889% due 11/15/2001 (d)                           26,800          26,839
     6.200% due 08/01/2002                                5,000           5,032
Wilmington Trust Co. - Tucson Electric
    10.732% due 01/01/2013 (l)                              991           1,094
WorldCom, Inc.
     6.125% due 08/15/2001                                3,030           3,035
     6.981% due 11/26/2001 (d)                           22,100          22,037
     8.875% due 01/15/2006                                3,000           3,099
     6.125% due 04/15/2012                                1,250           1,252
                                                                    -----------
                                                                      2,503,119
                                                                    -----------
Total Corporate Bonds & Notes                                        14,831,152
(Cost $14,798,070)                                                  -----------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 1.0%
--------------------------------------------------------------------------------
Alabama 0.0%
Jefferson County, Alabama Sewer Revenue Warrants,
(FGIC Insured), Series 2001 5.000% due 02/01/2041         5,000           4,694

Jefferson County, AIabama Sewer Revenue Bonds Warrants,
(FGIC Insured), Series 2000-323 6.560% due 02/01/2029 (d) 4,500           4,337

Jefferson County, AIabama Sewer Revenue Bonds Warrants,
(FGIC Insured), Series 2000-352 5.912% due 02/01/2036 (d)   625             573

Jefferson County, Alabama Sewer Revenue Bonds,
(FGIC Insured), Series 2001 6.940% due 02/01/2039         5,500           5,170

Montgomery Alabama Special Care Facilities Financing
Authority Revenue Bonds, (MBIA Insured), Series 2000
5.410% due 11/15/2029                                     1,000             890
                                                                    -----------
                                                                         15,664
                                                                    -----------
California 0.1%
California State Department of Water Resources Center
Valley Project Revenue Bonds, Series 2000
6.030% due 12/01/2029                                     2,500           2,378

California State General Obligation Bonds, Series 2000
7.290% due 05/01/2026                                     2,635           2,875

Fairfield California Redevelopment Agency Tax Allocation,
Series 1997 7.700% due 06/01/2002                            10              10

Foothill Eastern Corridor Agency California Toll Road
Revenue Bonds, Series 1995
0.000% due 01/01/2026                                     9,000           2,449
0.000% due 01/01/2030                                     3,590             785

Los Angeles County Metropolitan Transportation Authority Sales
Tax Revenue Bonds, (AMBAC Insured), Series 2000
5.740% due 07/01/2023                                     3,500           3,434

Los Angeles, California Wastewater System Revenue Bonds,
(FGIC Insured), Series 2000 6.700% due 06/01/2028         6,500           6,313

Modesto California Financing Authority Revenue,
(AMBAC Insured), Series 1998
5.000% due 09/01/2029                                       300             295

Orange County School Board, (MBIA Insured), Series 2000
5.710% due 08/01/2024                                     3,500           3,360

Port of Oakland, California Revenue Bonds, (FGIC Insured),
Series 2000 5.750% due 11/01/2029                         1,000           1,054

San Diego Public Facilities Financing Authority Revenue Bonds,
(FGIC Insured), Series 1999 5.000% due 05/15/2029         1,000             984

San Francisco, California City & County Common International
Airport Revenue Bonds, (MBIA Insured), Series 2000
4.840% due 05/01/2028                                     3,350           2,680
                                                                    -----------
                                                                         26,617
                                                                    -----------
Colorado 0.0%
Denver Colorado City & County Airport Revenue Bonds,
Series 2000 5.980% due 11/15/2025                         2,500           2,356

E-470 Public Highway Authority Revenue Bonds,
(MBIA Insured), Series 2000 5.750% due 09/01/2035         2,500           2,659
                                                                    -----------
                                                                          5,015
                                                                    -----------
Florida 0.1%
Broward County Florida Airport System Revenue,
(AMBAC Insured), Series 2000 5.030% due 10/01/2023        1,328           1,176

Florida State Board of Education General Obligation,
(FGIC Insured), Series 2000 4.710% due 06/01/2023         3,500           2,835

Florida State Governmental Utility Authority Utility Revenue,
(AMBAC Insured), Series 2000 5.710% due 10/01/2029        6,453           6,073

Florida State Turnpike Authority Revenue Bonds,
(FGIC Insured), Series 2000 4.440% due 07/01/2027         6,323           4,932

Greater Orlando Aviation Authority, Orlando Florida Airport
Facitities Revenue Bonds, (FGIC Insured), Series 1999
5.125% due 10/01/2028                                     2,000           1,940

Lakeland Florida Electric & Water Revenue Bonds,
(MBIA Insured), Series 2000 5.000% due 10/01/2028         2,675           2,528

Modesto Public Financing Authority Lease Revenue,
(AMBAC Insured), Series 2000 5.740% due 09/01/2029        2,500           2,419

Tampa, Florida Guaranteed Entitlement Revenue,
(AMBAC Insured), Series 2001 6.000% due 10/01/2005        2,230           2,433

Tampa, Florida Utility Tax & Special Revenue,
(AMBAC Insured), Series 2001
6.000% due 10/01/2005                                     3,000           3,278
6.000% due 10/01/2008                                     1,500           1,682
                                                                    -----------
                                                                         29,296
                                                                    -----------
Georgia 0.1%
Atlanta, Georgia Airport Revenue, (FGIC Insured),
Series 2000 5.500% due 01/01/2026                         1,000           1,035

Atlanta, Georgia Water & Wastewater Revenue Bonds,
(FGIC Insured), Series 2000 5.440% due 11/01/2038        22,300          20,405

Georgia Local Government Certificate Of Participation,
(MBIA Insured), Series 2000 5.810% due 06/01/2028         9,950           8,706
                                                                    -----------
                                                                         30,146
                                                                    -----------
Hawaii 0.0%
Honolulu Hawaii City & County Wastewater System Revenue
Bonds, (FGIC Insured), Series 2000
5.290% due 07/01/2023                                     3,468           3,259
5.210% due 07/01/2028                                     7,200           6,048
                                                                    -----------
                                                                          9,307
                                                                    -----------

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 93

Total Return Fund
March 31, 2001

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
Illinois 0.1%
Chicago, IIlinois Skyway Toll Bridge Revenue Bonds,
(AMBAC Insured), Series 2000
5.500% due 01/01/2031                                $    2,000     $     2,045

Chicago, Illinois Board Education General Obligation,
(FGIC Insured), Series 1998 0.000% due 12/01/2027        15,000           3,525

Chicago, Illinois General Obligations, (FGIC Insured),
Series 2000 5.500% due 01/01/2035                         2,500           2,550
5.500% due 01/01/2040                                     3,000           3,049
6.980% due 01/01/2040                                     4,750           4,904

Chicago, Illinois Midway Airport Revenue Bonds,
(MBIA Insured), Series 1998 5.000% due 01/01/2035         7,000           6,641

Chicago, Illinois Residual General Obligation, (MBIA Insured),
Series 2000 5.960% due 01/01/2028                         3,100           2,945

Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured),
Series 1999 5.375% due 01/01/2030                        15,000          15,098

Cook County Illinois General Obligation, (FGIC Insured),
Series 2000 5.000% due 11/15/2028                         3,220           2,942

Cook County Illinois General Obligation, (FGIC Insured),
Series 2001 6.690% due 11/15/2028                             3               2
                                                                    -----------
                                                                         43,701
                                                                    -----------
Kansas 0.0%
Wichita, Kansas Hospital Revenue Bonds, Series 1999
6.250% due 11/15/2024                                     1,000           1,054
                                                                    -----------

Massachusetts 0.2%
Boston Massachussetts Water & Sewer Common Revenue
Bonds, (FGIC Insured),
Series 2000 5.510% due 11/01/2028                         3,500           3,255

E-470 Public Highway Residual 144a Revenue Bonds,
(MBIA Insured), Series 2000 5.710% due 09/01/2021         2,590           2,545

Massachusetts Bay Transportation Authority Revenue Bonds,
(MBIA Insured), Series 2000 5.260% due 03/01/2021         4,150           3,709

Massachusetts State Turnpike Authority Metro Highway System
Revenue Bonds, (MBIA Insured), Series 1997
5.000% due 01/01/2037                                     6,000           5,648

Massachusetts State Turnpike Authority Revenue Bonds,
(AMBAC Insured), Series 2000 5.910% due 01/01/2039       10,250           9,084

Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000 7.960% due 01/01/2037        21,050          19,603

Southbridge Associations Limited Liability Corporation
Massachussetts, (MBIA-Insured), Series 2000
7.590% due 02/01/2022                                    31,105          32,621
                                                                    -----------
                                                                         76,465
                                                                    -----------
Minnesota 0.0%
Minnesota Agricultural & Economic Development Board
Revenue Bonds, Series 2000 6.375% due 11/15/2029          1,000           1,055
                                                                    -----------

Mississippi 0.0%
Mississippi Development Bank Special Obligation,
(AMBAC Insured), Series 2000 5.810% due 07/01/2024        2,500           2,400
                                                                    -----------

Nevada 0.1%
Clark County Nevada General Obligations, (MBIA Insured),
Series 2000 8.440% due 07/01/2030                        20,913          21,801

Clark County Passenger Facility Charge Revenue,
(MBIA Insured), Series 2000 5.210% due 07/01/2022         4,750           4,192
                                                                    -----------
                                                                         25,993
                                                                    -----------

New Jersey 0.0%
Essex County New Jersey Important Authority Lease
Revenue Bonds, (FGIC Insured), Series 2000
7.090% due 10/01/2030                                       250             280

Mercer County New Jersey Important Authority Revenue
Bonds, Series 2000 7.140% due 01/01/2018                  3,103           3,669

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 2000
5.130% due 07/01/2028                                     2,000           1,740
                                                                    -----------
                                                                          5,689
                                                                    -----------
New York 0.2%
Long Island Power Authority New York Electric System Revenue
Bonds, (FSA Insured), Series 2001
7.040% due 12/01/2022                                     4,000           4,000

Long Island Power Authority Revenue Bonds,
(FSA Insured), Series 2000 6.160% due 12/01/2022          4,500           4,410

Long Island Power Authority Revenue Bonds,
(MBIA Insured), Series 2000 6.410% due 12/01/2026         5,500           5,548

New York City Municipal Bond, Series 1997
7.001% due 08/01/2002 (d)                                 6,108           6,108

New York City Municipal Water Finance Authority,
(MBIA-IBC Insured), Series 2000 5.130% due 06/15/2025     6,565           5,654

New York City Transitional Finance Authority Revenue Bonds,
Series 1998 4.750% due 05/01/2023                         6,000           5,610

New York City, New York General Obligation, Series 1997-D
6.899% due 08/01/2002 (d)                                 9,040           9,040

New York City, New York Municipal Water Financial Authority
Water & Sewer System Revenue Bonds, (FSA Insured),
Series 2000 5.510% due 06/15/2029                         3,000           2,839

New York City, New York Transitional Financial Authority
Revenue Bonds, Series 2000 6.510% due 11/01/2024          1,250           1,203

New York City, New York Transitional Financing Authority
Revenue Bonds, (FGIC-TCRS Insured), Series 2000
4.790% due 11/15/2023                                     2,500           2,191

New York State Dormitory Authority Lease Revenue Bonds,
(FSA Insured), Series 1998 4.750% due 01/15/2029          7,300           6,709

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2000 5.000% due 02/15/2023         2,550           2,352

Niagara Frontier Airport Revenue Bonds, (MBIA Insured),
Series 1999 5.625% due 04/01/2029                         1,000           1,024

Port Authority New York & New Jersey Special Obligation
Revenue Bonds, (MBIA Insured), Series 2000
7.600% due 12/01/2022                                     3,250           3,575

Westchester County New York Health Care Corp. Revenue,
Series 2000 5.875% due 11/02/2025                         2,875           2,965
                                                                    -----------
                                                                         63,228
                                                                    -----------

North Dakota 0.0%
Mercer County Improvement Authority Revenue Bonds,
Series 1978 5.800% due 01/01/2018                            55              60
                                                                    -----------

Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue Bonds, (MBIA Insured),
Series 2000 5.460% due 12/01/2027                         3,250           3,092
                                                                    -----------

94 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
Pennsylvania 0.0%
Allegheny County Hospital Development Authority Revenue
Bonds, (MBIA Insured), Series 2000 A
6.500% due 11/15/2030                                $    1,000     $     1,103

Philadelphia School District General Obligation,
(MBIA Insured), Series 2000 5.210% due 04/01/2027         3,150           2,705

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999 5.000% due 02/01/2029          500             484
                                                                    -----------
                                                                          4,292
                                                                    -----------
Puerto Rico 0.0%
Puerto Rico Commonwealth General Obligation,
(MBIA Insured), Series 2000 5.750% due 07/01/2026         3,990           4,269

Puerto Rico Commonwealth Highway & Transiton Authority
Transition Revenue Bonds, (MBIA Insured), Series 2000
5.875% due 07/01/2035                                     4,930           5,349
                                                                    -----------
                                                                          9,618
                                                                    -----------
Texas 0.1%
Dallas-Fort Worth International Airport Revenue,
(FGIC Insured), Series 2000 6.000% due 11/01/2028         4,000           4,220

Denton County, Texas Utility System Revenue Bonds,
(MBIA Insured), Series 2000 5.680% due 12/01/2029         3,000           2,876

Grapevine-Colleyville Independent General Obligation,
(PSF-GTD Insured), Series 2000 6.000% due 08/15/2029     10,500           8,584

Harris County Health Facilities Development Corporation
Revenue, (MBIA Insured), Series 2000
6.140% due 07/01/2021                                     3,500           3,395

Houston Independent School District General Obligation,
(PSF Insured), Series 1999 4.750% due 02/15/2026         15,000          13,725

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2000 5.290% due 07/01/2025         2,750           2,585

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2001 5.000% due 07/01/2028        10,000           8,975

Houston, Texas Independent School District
(PSF-GTD Insured), Series 2000 4.790% due 02/15/2026     15,088          12,541

Houston, Texas Water & Sewer System Revenue,
(FGIC Insured), Series 2000 5.250% due 12/01/2030         1,000             998

North Texas Towey Authority Dallas North Towey System
Revenue Bonds, (FGIC Insured), Series 1998
4.750% due 01/01/2029                                     4,000           3,675
                                                                    -----------
                                                                         61,574
                                                                    -----------
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds,
Series 1999 5.000% due 08/15/2030                           500             462
                                                                    -----------
Washington State 0.0%
Seattle Washington General Obligation, Series 2000
5.960% due 12/15/2028                                     3,000           2,925
                                                                    -----------
Washington, DC 0.0%
Washington D.C. Convention Center Authority Dedicated
Tax Revenue, (AMBAC Insured), Series 2000
5.030% due 10/01/2028                                     6,500           5,363
                                                                    -----------
Total Municipal Bonds & Notes                                           423,016
(Cost $385,483)                                                     -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 1.1%
--------------------------------------------------------------------------------
A.I.D. Housing Guarantee - Peru
     9.980% due 08/01/2008                                  825             846
Fannie Mae
     6.590% due 05/24/2001                                  500             501
     0.000% due 08/15/2001                                  105             103
     6.100% due 09/14/2001                                  100             101
     5.375% due 03/15/2002                                  750             756
     6.500% due 09/05/2002                                  325             325
     6.250% due 11/15/2002                                  385             395
     5.250% due 01/15/2003                                  250             253
     6.030% due 05/15/2003                                9,950           9,968
     4.750% due 11/14/2003                                  250             250
     5.500% due 12/29/2003                                  500             508
     5.125% due 02/13/2004                                4,594           4,648
     5.625% due 05/14/2004                                1,525           1,558
     5.750% due 06/15/2005                                  900             919
     6.625% due 10/15/2007                                  650             692
     6.560% due 12/10/2007                                  190             195
     5.750% due 02/15/2008                                  400             406
     6.000% due 05/15/2008                                2,950           3,035
     5.250% due 01/15/2009                                   80              78
     5.870% due 01/28/2009                                  200             198
     6.375% due 06/15/2009                                2,070           2,168
     6.625% due 09/15/2009                                1,000           1,062
     7.250% due 01/15/2010                                2,930           3,238
     7.125% due 06/15/2010                               60,500          66,580
     6.875% due 09/10/2012                                1,000           1,050
     6.930% due 09/17/2012                                1,000           1,057
     6.875% due 09/24/2012                                2,000           2,109
     6.250% due 05/15/2029                                2,340           2,344
     7.125% due 01/15/2030                                  325             362
     7.250% due 05/15/2030                                   42              48
Federal Farm Credit Bank
     6.400% due 01/16/2002                                  100             101
     5.730% due 03/28/2003                                  300             306
     6.050% due 12/07/2005                                  200             207
     6.060% due 05/28/2013                                  100             101
Federal Home Loan Bank
     6.500% due 04/26/2001                                   65              65
     6.690% due 05/16/2001                                  400             401
     4.875% due 01/22/2002                                  115             115
     5.805% due 02/15/2002 (d)                           17,000          17,080
     6.210% due 12/30/2002                                  200             205
     5.125% due 09/15/2003                                  350             354
     5.135% due 09/22/2003                                  600             604
     7.350% due 10/06/2003                               42,500          42,513
     6.000% due 06/30/2004                                1,000           1,032
     7.360% due 07/01/2004                                  500             537
     6.250% due 08/13/2004                                  250             260
     5.890% due 06/30/2008                                1,000           1,021
     5.800% due 09/02/2008                                2,000           2,024
     6.026% due 01/22/2009                                  275             273
     0.000% due 09/29/2017                                2,000             551
     0.000% due 09/10/2018                               15,000           4,473
     0.000% due 12/21/2018                                4,250           1,293
Freddie Mac
     5.750% due 06/15/2001                                  668             670
     5.500% due 05/15/2002                                  435             440
     7.000% due 02/15/2003                                  500             521
     7.375% due 05/15/2003                                3,500           3,692
     5.750% due 07/15/2003                                  350             358
     6.250% due 07/15/2004                                  250             260
     6.875% due 01/15/2005                                  495             525
     7.440% due 09/20/2006                                1,500           1,520
     6.765% due 03/12/2007                                  400             428
     5.750% due 04/15/2008                                  400             406
     9.000% due 09/15/2008                                   18              19
     5.750% due 03/15/2009                                1,955           1,968
    10.250% due 03/15/2009                                    8               9
     6.625% due 09/15/2009                                1,985           2,107
     6.750% due 06/03/2013                                  400             398

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 95

Total Return Fund
March 31, 2001

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
SallieMae
     5.979% due 10/25/2004 (d)                       $   17,299     $    17,291
     6.896% due 10/25/2004 (d)                           11,644          11,632
     7.115% due 07/25/2006 (d)                                0               0
Small Business Administration
     7.449% due 08/01/2010                              122,044         128,782
     7.700% due 07/01/2016                                  699             739
     6.950% due 11/01/2016                                4,149           4,270
     6.700% due 12/01/2016                               15,898          16,196
     7.150% due 03/01/2017                                7,636           7,918
     7.190% due 12/01/2019                                  486             505
     7.630% due 06/01/2020                               23,668          25,069
     6.900% due 12/01/2020                               10,000          10,186
     6.340% due 03/01/2021                               33,416          33,416
                                                                    -----------
Total U.S. Government Agencies                                          448,594
(Cost $437,557)                                                     -----------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 13.5%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (i)
     3.625% due 07/15/2002 (b)                        1,316,075       1,341,986
     3.375% due 01/15/2007 (j)                          296,572         299,816
     3.625% due 01/15/2008 (j)                          780,832         799,134
     3.875% due 01/15/2009 (j)                          474,836         493,829
     3.625% due 04/15/2028 (j)                          221,455         225,815
     3.875% due 04/15/2029 (j)                          132,096         141,013
U.S. Treasury Bonds
    10.375% due 11/15/2012                                  305             396
    12.000% due 08/15/2013                               22,500          32,056
     9.250% due 02/15/2016                              147,500         203,766
     7.250% due 05/15/2016                                2,000           2,359
     7.500% due 11/15/2016                                  450             543
     8.875% due 02/15/2019                               18,675          25,630
     8.125% due 08/15/2019                                   75              97
     8.750% due 08/15/2020                              208,486         333,200
     7.875% due 02/15/2021                                1,390           1,766
     8.125% due 05/15/2021                               85,600         111,454
     8.125% due 08/15/2021                               14,450          18,841
     8.000% due 11/15/2021                                5,000           6,450
     7.125% due 02/15/2023                              204,300         242,660
     6.250% due 08/15/2023                               12,430          13,404
     6.875% due 08/15/2025                               11,600          13,495
     6.000% due 02/15/2026                              156,100         163,719
     6.625% due 02/15/2027                                  700             794
     5.500% due 08/15/2028                               70,300          69,103
     6.125% due 08/15/2029                                    1               1
U.S. Treasury Notes
     6.625% due 07/31/2001                                   75              76
     6.375% due 08/15/2002                                4,500           4,631
     6.250% due 08/31/2002                                1,430           1,470
     6.250% due 02/15/2003                                1,000           1,036
     4.250% due 11/15/2003                               85,000          84,811
    12.375% due 05/15/2004 (b)                            1,000           1,226
     6.000% due 08/15/2004                                3,500           3,665
     5.875% due 11/15/2004                              265,700         277,571
     6.750% due 05/15/2005                              402,300         434,979
     6.875% due 05/15/2006                                1,000           1,101
     5.625% due 05/15/2008                                1,625           1,697
     5.750% due 08/15/2010                                1,830           1,929
     5.750% due 11/15/2005                               84,800          88,947
U.S. Treasury Strips
     0.000% due 11/15/2001                                   43              42
     0.000% due 05/15/2013                                4,500           2,356
     0.000% due 02/15/2014                               64,900          32,157
     0.000% due 02/15/2015                              105,000          48,595
     0.000% due 05/15/2015                              182,700          83,082
     0.000% due 08/15/2015                              170,500          75,697
     0.000% due 11/15/2018                              108,200          39,243
     0.000% due 02/15/2019                                2,000             716
     0.000% due 05/15/2020                               22,000           7,292
                                                                    -----------
Total U.S. Treasury Obligations                                       5,733,646
(Cost $5,580,480)                                                   -----------
--------------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES 76.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 25.2%
ABN AMRO Mortgage Corp.
     6.750% due 09/25/2028                                3,765           3,745
     6.750% due 11/25/2028                                  600             583
     6.500% due 06/25/2029                                7,093           6,857
American Southwest Financial Securities Corp.
     7.400% due 11/17/2004                               26,491          27,176
    12.500% due 04/01/2015                                  238             239
    12.000% due 05/01/2015                                  433             447
     7.248% due 11/25/2038                               56,843          59,232
Amresco Commercial Mortgage Funding I
     7.180% due 06/17/2029                                   55              58
Aurora Loan Services
     7.319% due 05/25/2030 (d)                           36,969          37,097
Banc of America Funding Corp.
     6.750% due 11/20/2032                               17,000          17,252
Bank of America Mortgage Securities, Inc.
     6.250% due 07/25/2014                                9,800           9,734
     6.250% due 08/25/2028                               25,000          23,769
     6.500% due 05/25/2029                               35,391          34,371
     7.250% due 10/25/2029                               10,753          10,841
     7.500% due 01/25/2031                              166,584         170,203
     7.500% due 02/25/2031                               12,864          13,167
     7.000% due 03/25/2032                               53,400          54,220
Bear Stearns Adjustable Rate Mortgage Trust
     7.497% due 11/25/2030 (d)                          138,892         139,510
     7.490% due 12/25/2030 (d)                          153,119         154,719
     7.499% due 12/25/2030 (d)                          156,231         158,008
     6.944% due 02/25/2031 (d)                           20,835          21,037
     7.499% due 02/25/2031 (d)                           33,766          34,067
Bear Stearns Commercial Mortgage Securities, Inc.
     5.910% due 05/14/2008                                  131             132
     7.000% due 05/20/2030                               45,308          46,837
Bear Stearns Mortgage Securities, Inc.
     6.097% due 10/25/2023 (d)                            2,566           2,716
    10.000% due 08/25/2024                                5,000           5,645
     7.000% due 03/25/2027                                7,000           7,095
     8.125% due 09/25/2027                                2,977           3,071
     7.000% due 02/25/2028                               10,000          10,168
     7.421% due 06/25/2030 (d)                            5,972           5,972
Capco America Securitization Corp.
     5.860% due 12/15/2007                                   45              45
CDC Depositor Trust I
     6.311% due 01/15/2003 (d)                           14,534          14,481
Cendant Mortgage Corp.
     7.250% due 04/18/2013                                  757             761
     6.503% due 11/18/2028 (d)                            6,148           5,434
     6.505% due 11/18/2028 (d)                           13,528          13,211
Chase Mortgage Finance Corp.
     7.000% due 07/25/2024                                1,789           1,788
     7.000% due 08/25/2024                                2,791           2,827
     6.750% due 03/25/2025                               11,840          11,198
     8.494% due 04/25/2025 (d)                            8,476           8,650
     6.750% due 10/25/2028                               39,000          38,987
     6.350% due 07/25/2029                               62,292          63,147
     7.750% due 08/25/2030                                9,962          10,403
Chemical Mortgage Securities, Inc.
     7.250% due 01/25/2026                               11,329          11,644
Citibank, NA
     8.000% due 07/25/2018                                   37              37
Citicorp Mortgage Securities, Inc.
     7.963% due 10/25/2022 (d)                            8,985           9,117
     6.250% due 04/25/2024                               11,796          11,249
     6.250% due 05/25/2024                                1,865           1,864
     7.250% due 10/25/2027                               20,462          20,811
     6.500% due 11/25/2027                               14,015          14,013
     6.750% due 09/25/2028                                9,334           9,343
     5.900% due 05/25/2029                                2,286           2,280
     7.000% due 09/25/2030                                7,249           7,166
     7.500% due 10/25/2030                               11,588          11,773
     7.000% due 02/25/2031                               34,210          34,131
CMC Securities Corp. II
     8.625% due 04/25/2025 (d)                              110             109

96 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
CMC Securities Corp. III
     6.750% due 05/25/2028                           $    5,000     $     5,040
CMC Securities Corp. IV
     7.250% due 11/25/2027                               10,436          10,722
Collateralized Mortgage Obligation Trust
     7.250% due 04/23/2017                                   56              57
     8.000% due 09/20/2021                                5,730           5,845
Collateralized Mortgage Obligation Trust I
    10.200% due 02/01/2016                                1,957           2,001
Collateralized Mortgage Securities Corp.
    11.450% due 11/01/2015 (d)                              115             115
     8.750% due 04/20/2019                                  358             371
     8.800% due 04/20/2019                                  237             247
COMM
     6.145% due 02/15/2008                               14,528          14,739
     6.488% due 12/16/2011 (d)                            9,000           9,014
Commercial Mortgage Acceptance Corp.
     7.030% due 05/15/2009                                   75              79
Commercial Mortgage Asset Trust
     6.640% due 09/17/2010                                  455             467
     6.975% due 04/17/2013                                  145             151
Countrywide Alternative Loan Trust
     8.000% due 07/25/2030                               18,606          19,088
Countrywide Funding Corp.
     6.625% due 02/25/2024                               33,827          33,584
     6.750% due 03/25/2024                               12,679          12,164
Countrywide Home Loans
     6.500% due 07/25/2013                                5,676           5,695
     6.250% due 08/25/2014                                3,718           3,695
     8.795% due 07/25/2024 (d)                            1,462           1,474
     6.750% due 11/25/2025                               25,567          25,195
     7.500% due 04/25/2027                                1,523           1,580
     7.500% due 06/25/2027                               12,045          12,467
     7.500% due 09/25/2027                               20,000          20,527
     7.250% due 12/25/2027                                6,224           6,232
     7.250% due 02/25/2028                               57,846          58,732
     6.750% due 06/25/2028                               15,103          14,553
     6.750% due 08/25/2028                                6,961           6,975
     6.750% due 10/25/2028                               15,567          15,049
     6.750% due 11/25/2028                                5,000           4,978
     6.500% due 01/25/2029                               24,978          24,619
     6.500% due 03/25/2029                               21,744          21,100
     6.050% due 04/25/2029                                1,135           1,141
     7.250% due 08/25/2029                                5,700           5,630
     7.750% due 04/25/2030                               50,095          51,021
     7.750% due 10/25/2030                               30,527          30,827
     7.750% due 01/25/2031                               53,795          55,218
Credit-Based Asset Servicing and Securitization
     5.940% due 09/25/2029 (d)                            1,102           1,107
     7.048% due 02/25/2030 (d)                           46,942          46,978
Crusade Global Trust
     5.719% due 05/15/2021 (d)                           91,106          91,334
CS First Boston Mortgage Securities Corp.
     6.960% due 01/20/2004                                   85              87
     6.520% due 07/17/2007                                   50              51
     6.750% due 12/27/2028                               13,112          12,841
     7.500% due 03/25/2031                               50,000          50,491
Dime Savings
     7.293% due 11/01/2018 (d)                              166             154
DLJ Commercial Mortgage Corp.
     6.025% due 09/05/2001 (d)                            1,029           1,029
     7.571% due 09/05/2001 (d)                            2,000           2,010
     6.880% due 05/05/2003 (d)                           31,164          31,183
DLJ Mortgage Acceptance Corp.
     6.446% due 08/01/2021 (d)(l)                         3,454           3,454
     8.000% due 03/25/2022                                  111             111
     8.874% due 12/25/2022 (d)                            1,273           1,289
     9.054% due 03/25/2024 (d)                              332             337
     9.308% due 05/25/2024 (d)                               89              90
     9.488% due 10/25/2024 (d)                              358             380
     6.850% due 12/17/2027                                6,605           6,835
Drexel Burnham Lambert Trust
     9.500% due 11/20/2017                                  552             565
DVI Business Credit Receivable Corp. III
     6.461% due 10/15/2003 (d)                            3,850           3,881
Fannie Mae
     7.500% due 05/25/2005                                6,700           6,908
     7.500% due 02/25/2006                                  375             386
     7.000% due 05/25/2006                                  263             268
     6.500% due 07/25/2006                                   34              34
     8.000% due 11/25/2006                                   20              20
     6.350% due 12/25/2006                                    5               5
     7.500% due 05/25/2007                                  880             897
     6.250% due 07/25/2007                                   52              52
     6.000% due 07/25/2007                                  300             303
     6.740% due 08/25/2007                                  145             151
     5.243% due 08/25/2007 (d)                                7               7
     6.270% due 09/25/2007                                3,000           3,049
     7.000% due 10/25/2007                                  200             206
     6.500% due 05/25/2008                                  500             512
    10.500% due 08/25/2008                                7,146           8,043
     6.000% due 08/25/2008                                   50              50
     7.684% due 09/25/2008 (d)                            1,606           1,555
     6.000% due 02/25/2009                                1,400           1,421
     4.000% due 02/25/2009                                   27              26
     6.500% due 02/25/2009                                   50              50
     6.500% due 03/25/2009                                   95              96
     6.500% due 08/25/2010                                  500             500
     6.750% due 11/25/2010                                  655             658
     6.500% due 04/25/2013                                   75              78
     6.000% due 03/18/2015                                6,888           6,897
     6.450% due 09/25/2016                                2,334           2,341
     8.000% due 12/25/2016                                  164             170
    11.000% due 11/25/2017                                  919           1,021
     9.250% due 04/25/2018                                  151             163
     9.300% due 05/25/2018                                  614             656
     9.500% due 06/25/2018                                  509             548
     6.081% due 06/25/2018 (d)                                3               3
     6.600% due 09/25/2018                                  379             378
     9.500% due 11/25/2018                                5,855           6,066
     6.000% due 02/25/2019                                3,010           3,018
     6.500% due 03/25/2019                                  818             823
     9.500% due 06/25/2019                                1,248           1,343
     6.350% due 08/25/2019                                  145             145
     9.300% due 08/25/2019                                   68              73
     9.000% due 12/25/2019                                5,495           5,804
     7.500% due 12/25/2019                                   68              70
     7.000% due 03/25/2020                                1,241           1,256
     7.000% due 04/25/2020                                   28              29
     7.500% due 05/25/2020                                2,809           2,894
     6.044% due 07/18/2020 (d)                               27              27
     6.500% due 09/25/2020                                  751             751
     7.000% due 09/25/2020                                8,696           8,738
     9.000% due 09/25/2020                                2,913           3,095
     5.000% due 09/25/2020                                  200             197
     7.125% due 12/25/2020 (d)                                4               4
     8.000% due 12/25/2020                               27,085          28,255
     9.000% due 01/25/2021                                4,649           4,952
     8.750% due 01/25/2021                                2,874           3,029
     5.750% due 02/18/2021                                  100              99
     9.000% due 03/25/2021                                  409             433
     7.000% due 05/25/2021                                  300             306
     6.500% due 06/25/2021                                6,295           6,347
     7.500% due 06/25/2021                                   21              21
     8.000% due 07/25/2021                               13,648          14,151
     8.500% due 09/25/2021                                4,817           5,075
     7.000% due 10/25/2021                                9,647           9,882
     8.000% due 10/25/2021                               22,645          23,044
     7.000% due 11/25/2021                               20,052          20,282
     6.000% due 12/17/2021                                  567             567
     6.000% due 12/25/2021                                   24              24
     5.000% due 12/25/2021                                  500             470
     4.000% due 01/25/2022                                  126             121
     8.000% due 01/25/2022                               21,700          22,213
     8.000% due 03/25/2022                                   49              50
     7.000% due 04/25/2022                               17,091          17,270
     5.000% due 04/25/2022                                   48              46
     7.000% due 04/25/2022                                  139             139
     7.500% due 05/25/2022                                2,000           2,083
     7.375% due 05/25/2022                                9,573           9,800

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 97

Total Return Fund
March 31, 2001

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
     7.000% due 06/25/2022                           $    1,164     $     1,192
     8.000% due 06/25/2022                                4,018           4,221
     8.000% due 07/25/2022                               59,758          62,379
     7.000% due 07/25/2022                                5,064           5,195
     7.800% due 10/25/2022                                3,024           3,154
     6.500% due 10/25/2022                                4,181           4,171
     6.500% due 12/25/2022                                  180             181
     6.500% due 01/25/2023                                1,036             113
     7.000% due 03/25/2023                               29,916          30,517
     6.500% due 05/18/2023                                9,153           9,219
     6.900% due 05/25/2023                                  165             163
     7.000% due 06/25/2023                                5,445           5,296
     6.500% due 08/25/2023                                   35              35
     6.000% due 08/25/2023                               14,106          13,050
     6.500% due 09/18/2023                                  912             922
     6.750% due 09/25/2023                                4,107           4,039
     1.000% due 09/25/2023                                  171             158
     6.750% due 10/25/2023                                  618             608
     6.500% due 10/25/2023                                8,895           8,615
     7.500% due 10/25/2023                                   42              43
     6.500% due 11/25/2023                                   85              85
     7.100% due 12/25/2023                                6,769           6,762
     6.500% due 12/25/2023                                  159             158
     6.500% due 01/25/2024                               47,302          45,711
     5.000% due 01/25/2024                                  500             487
     7.250% due 02/25/2024                                    4               4
     6.500% due 02/25/2024                                5,150           5,182
     7.000% due 03/25/2024                                5,000           5,098
     7.500% due 06/20/2024                                   85              86
     6.500% due 08/17/2024                               17,000          16,882
     6.000% due 12/25/2024                                1,750           1,746
     8.000% due 02/17/2025                                   41              41
     7.000% due 02/18/2025                                   94              95
     6.600% due 05/18/2025                                  219             224
     7.500% due 11/17/2025                                  289             300
     7.500% due 12/25/2025                                  360             371
     7.000% due 02/15/2026                                  180             182
     6.950% due 03/25/2026                                  212             213
     7.000% due 07/18/2026                                  450             450
     6.500% due 09/18/2026                                  120             120
     7.000% due 12/18/2026                               16,889          16,816
     6.000% due 12/25/2026                                  170             168
     8.500% due 02/17/2027                                1,403           1,531
     6.000% due 03/25/2027                                  320             316
     5.000% due 04/18/2027                                1,000             952
     6.000% due 05/17/2027                                5,470           4,931
     6.500% due 07/18/2027                                  178             170
     7.000% due 07/18/2027                                  460             463
     8.000% due 08/18/2027                                  262              43
     7.500% due 08/20/2027                                2,598           2,701
     7.000% due 12/20/2027                               12,735          12,744
     7.019% due 04/18/2028 (d)                            2,877           2,880
     6.500% due 06/25/2028                                4,700           4,429
     6.500% due 07/18/2028                               67,412          65,916
     6.000% due 07/18/2028                                8,867           7,742
     9.113% due 09/25/2028                               17,398          19,866
     6.500% due 10/25/2028                               40,000          39,300
     6.250% due 02/25/2029                                  500             469
     7.500% due 04/25/2029                                1,240           1,272
     6.000% due 04/25/2029                               11,137           9,546
     7.118% due 08/25/2030 (d)                           80,172          80,313
     6.030% due 10/18/2030 (d)                           63,604          63,695
     6.390% due 05/25/2036                               30,491          28,228
     6.500% due 06/17/2038                                5,000           5,037
     6.300% due 10/17/2038                               15,965          15,110
FBS Mortgage Corp.
     7.144% due 11/25/2024                                  150             150
FFCA Secured Lending Corp.
     7.850% due 10/18/2017                               29,600          30,791
First Commonwealth Savings & Loan
    10.375% due 04/01/2005                                   15              15
First Horizon Asset Securities, Inc.
     7.000% due 02/25/2031                               20,818          20,794
First Interstate Bancorp
     8.875% due 01/01/2009 (l)                              143             152
     9.125% due 01/01/2009 (d)(l)                             9               9
First Nationwide Trust
     6.500% due 03/25/2029                                4,400           4,334
     6.750% due 07/25/2029                                1,515           1,512
     7.750% due 07/25/2030                                6,157           6,406
First Union Residential Securitization, Inc.
     7.000% due 04/25/2025                                  352             357
     6.750% due 08/25/2028                                9,048           8,656
First Union-Lehman Brothers Commercial Mortgage
     7.150% due 02/18/2004                                   25              26
Freddie Mac
     8.000% due 03/15/2002                                   70              71
     7.500% due 04/15/2003                                  197             197
     6.750% due 10/15/2003                               12,774          12,866
     7.000% due 10/15/2003                                2,970           3,018
     7.000% due 12/15/2003                                   76              78
     6.500% due 04/15/2005                                  917             923
    10.150% due 04/15/2006                                    5               5
     6.500% due 07/15/2006                                4,864           4,888
     6.500% due 08/15/2006                                  349             350
     7.500% due 02/15/2007                                  739             755
     7.750% due 04/01/2007                                   15              15
     7.500% due 04/01/2007                                   12              13
     7.000% due 07/01/2007                                    2               2
     6.500% due 07/15/2007                                6,057           6,108
     8.000% due 10/01/2007                                   52              53
     5.500% due 10/15/2007                                3,039           3,041
     6.500% due 05/15/2008                                1,000           1,017
     2.800% due 06/15/2008 (d)                              149             142
     6.000% due 11/15/2008                                  225             227
     6.200% due 12/15/2008                                4,628           4,631
     8.500% due 03/01/2009                                  131             137
     6.000% due 03/15/2009                                  265             270
    11.250% due 10/01/2009                                    3               3
     7.000% due 06/01/2010                                   14              14
     7.550% due 03/15/2012                                  180             186
    11.875% due 06/15/2013                                   86              94
     8.500% due 08/15/2013                                2,000           2,064
     8.500% due 09/15/2013                                5,941           6,069
    11.250% due 10/01/2014                                   67              76
     6.000% due 11/15/2014                                  400             390
     6.250% due 11/15/2015                                  851             852
    10.100% due 09/01/2016                                  237             262
     7.500% due 11/15/2016                               28,791          29,682
     6.250% due 10/15/2017                               11,357          11,403
     5.900% due 03/15/2018                                1,652           1,651
     6.350% due 03/25/2018                                  131             131
     5.250% due 05/15/2018                                    4               4
     6.400% due 02/15/2019                               10,347          10,399
     6.500% due 04/15/2019                                1,566           1,578
     6.500% due 05/15/2019                                   77              77
     5.800% due 06/15/2019                                2,092           2,090
     6.250% due 07/15/2019                                9,954           9,965
     5.000% due 08/15/2019                                   55              55
    10.000% due 11/15/2019                                   81              86
     7.500% due 01/15/2020                                1,444           1,448
     5.638% due 06/15/2020 (d)                               86              86
     5.250% due 07/15/2020                                  216             215
     5.750% due 08/15/2020                                  300             302
     9.000% due 09/15/2020                                   50              52
     5.000% due 10/15/2020                                  968             959
     5.500% due 10/15/2020                                   38              38
     9.500% due 11/15/2020                                2,902           2,974
     8.900% due 11/15/2020                                9,925          10,247
     9.000% due 12/15/2020                                2,628           2,774
     8.750% due 12/15/2020                                1,254           1,315
     6.000% due 12/15/2020                                  225             223
     9.500% due 01/15/2021                                1,789           1,893
     6.250% due 01/15/2021                                  200             201
     7.000% due 01/15/2021                                3,735           3,761
     8.000% due 04/15/2021                                   78              81
     6.500% due 05/15/2021                                   92              93

98 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
     6.500% due 05/17/2021                           $       49     $        49
     8.500% due 06/15/2021                               17,153          17,956
     6.000% due 06/15/2021                                2,939           2,945
     8.500% due 06/15/2021                                5,137           5,413
     6.950% due 07/15/2021                                  398             405
     9.500% due 07/15/2021                                1,014           1,035
     8.000% due 07/15/2021                                7,102           7,168
     9.000% due 07/15/2021                                1,868           1,981
     6.950% due 08/15/2021                                  144             146
     8.000% due 08/15/2021                               23,472          23,945
     6.200% due 08/15/2021                                  878             885
     7.000% due 09/15/2021                                  112             115
     6.500% due 09/15/2021                               24,998          25,139
     4.500% due 09/15/2021                                  264             255
     7.000% due 10/15/2021                                    7               7
     6.000% due 11/15/2021                                1,058           1,059
     8.000% due 12/15/2021                               19,027          19,985
     6.850% due 01/15/2022                                  700             714
     8.250% due 06/15/2022                                4,697           4,936
     7.000% due 07/15/2022                                9,699           9,711
     8.500% due 10/15/2022                                6,502           6,792
     7.000% due 12/15/2022                               21,000          21,499
     7.500% due 01/15/2023                               18,415          19,072
     6.500% due 02/15/2023                                1,250           1,281
     7.500% due 05/01/2023                                   41              42
     6.500% due 07/15/2023                                  240             245
     7.000% due 07/15/2023                                  280             282
     6.500% due 07/15/2023                                   32              32
     7.500% due 07/15/2023                                  395             411
     6.500% due 08/15/2023                              125,035         126,064
     6.850% due 10/25/2023                                2,638           2,683
     7.400% due 10/25/2023 (d)                           13,188          13,646
     6.500% due 11/15/2023                                  139             134
     6.500% due 01/15/2024                                   35              35
     7.500% due 01/20/2024                                   68              69
     6.500% due 02/15/2024                                   20              20
     5.000% due 02/15/2024                                  116             101
     6.500% due 03/15/2024                                  331             322
     8.000% due 04/25/2024                                  491             528
     6.250% due 05/15/2024                               13,780          13,119
     8.500% due 08/01/2024                                1,362           1,429
     7.250% due 08/15/2024                                  190             193
     8.000% due 09/15/2024                               16,250          17,083
     8.500% due 11/01/2024                                  558             586
     6.750% due 01/17/2025                                6,165           6,208
     7.500% due 02/15/2025                                3,044           3,092
     6.000% due 02/15/2025                                4,048           4,066
     7.000% due 09/17/2025                                   40              41
     7.000% due 03/01/2026                                   94              95
     6.500% due 03/15/2026                                  110             108
     6.000% due 08/15/2026                                2,400           2,347
     6.751% due 09/15/2026 (d)                           49,153          49,002
     8.348% due 10/01/2026 (d)                            2,684           2,747
     6.000% due 11/15/2026                                  550             545
     7.000% due 01/01/2027                                  106             108
     7.500% due 01/15/2027                               26,198          27,277
     8.000% due 02/15/2027                               35,767          37,658
     7.000% due 03/01/2027                                  133             135
     7.500% due 03/17/2027                               20,000          20,956
     8.527% due 05/01/2027 (d)                              508             521
     6.750% due 05/15/2027                                  406             407
     6.500% due 06/15/2027                               10,499          10,013
     7.500% due 06/20/2027                               20,314          21,034
     6.500% due 08/15/2027                               16,157          15,316
     6.500% due 09/15/2027                               73,000          71,856
     6.500% due 10/15/2027                               32,300          31,887
     6.000% due 11/15/2027                                  665             654
     6.500% due 01/25/2028                                8,691           8,511
     7.000% due 02/15/2028                                1,436           1,440
     6.250% due 03/15/2028                               10,000           9,555
     6.500% due 04/15/2028                              159,071         156,370
     6.500% due 05/15/2028                               51,566          50,355
     6.500% due 06/15/2028                               63,338          59,238
     6.500% due 06/20/2028                               24,032          22,687
     7.000% due 07/01/2028                                  696             706
     6.500% due 07/15/2028                               72,353          66,330
     6.500% due 08/15/2028                              343,704         318,401
     7.000% due 11/15/2028                                9,000           9,089
     6.000% due 12/01/2028                                  687             672
     6.000% due 12/15/2028                               11,442          10,057
     6.250% due 12/15/2028                                1,726           1,584
     6.500% due 12/15/2028                                7,289           6,698
     6.000% due 12/15/2028                               11,995          10,685
     6.500% due 01/01/2029                                1,461           1,461
     6.000% due 01/15/2029                                3,415           2,933
     6.500% due 01/15/2029                               10,411          10,291
     6.000% due 02/15/2029                                3,990           3,405
     6.500% due 03/01/2029                                  611             611
     6.500% due 03/15/2029                               26,203          25,100
     6.500% due 05/01/2029                                  894             893
     6.500% due 06/01/2029                                  102             102
     6.500% due 07/01/2029                                1,045           1,043
     8.000% due 07/15/2029                                1,250           1,287
     7.500% due 02/01/2030                                1,129           1,156
     7.500% due 07/15/2030                                1,000           1,016
     7.500% due 08/15/2030                                  519             528
     5.664% due 09/15/2030                               14,402          14,468
     7.000% due 09/15/2030 (d)                           18,634          18,613
     7.000% due 10/15/2030                               11,702          11,717
     7.500% due 10/15/2030                               28,215          28,290
     5.614% due 11/15/2030 (d)                            1,579           1,579
     6.947% due 08/15/2032 (d)                           32,027          32,821
Gaston Oaks PLC
     6.930% due 01/01/2036                                2,251           2,237
General Electric Capital Mortgage Services, Inc.
     6.000% due 01/25/2009                                  519             519
     7.250% due 07/25/2011                                   75              75
     6.750% due 12/25/2012                                2,088           2,106
     6.500% due 09/25/2023                                1,175           1,096
     6.500% due 12/25/2023                                8,631           8,020
     6.500% due 01/25/2024                                3,895           3,571
     6.500% due 03/25/2024                               67,513          66,553
     6.500% due 04/25/2024                               68,828          64,342
     7.250% due 05/25/2026                                3,748           3,810
     7.500% due 06/25/2027                               19,938          20,423
     7.500% due 07/25/2027                               10,066          10,331
     7.000% due 10/25/2027                               14,412          14,429
     7.000% due 11/25/2027                               72,500          73,736
     6.650% due 05/25/2028                                5,905           5,954
     6.750% due 05/25/2028                               23,934          23,988
     6.750% due 06/25/2028                                1,296           1,296
     6.550% due 06/25/2028                               23,450          23,905
     6.750% due 06/25/2028                               20,517          20,416
     6.600% due 06/25/2028                                5,936           5,987
     6.750% due 10/25/2028                               12,190          12,119
     6.250% due 12/25/2028                               54,624          52,461
     6.500% due 12/25/2028                               19,500          19,041
     6.500% due 05/25/2029                                9,858           9,566
     6.750% due 05/25/2029                               20,000          19,819
     5.950% due 07/25/2029                               24,794          24,788
     6.500% due 07/25/2029                               95,240          92,011
     6.000% due 07/25/2029                               23,507          23,577
     6.250% due 07/25/2029                              132,674         134,144
     7.250% due 08/25/2029                                8,000           8,106
     7.000% due 09/25/2029                               16,073          16,182
General Electric Credit Corp.
     8.000% due 03/01/2002 (l)                                3               3
German American Capital Corp.
     4.306% due 07/01/2018 (d)                            7,923           7,834
GGP - Homart
     7.138% due 06/10/2003 (d)                           19,459          19,482
GMAC Commercial Mortgage Asset Corp.
     6.919% due 07/20/2002                                3,256           3,256

                 See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 99

Total Return Fund
March 31, 2001

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.
     6.566% due 11/15/2007                           $       85     $        87
     6.150% due 11/15/2007                                  254             258
     6.700% due 03/15/2008                               29,732          30,468
     6.974% due 05/15/2008                               27,444          28,614
     6.945% due 09/15/2033                               25,060          26,114
     6.570% due 09/15/2033                               46,597          47,911
GMAC Mortgage Corp. Loan Trust
     7.500% due 05/25/2030                               12,000          12,487
Goldman Sachs Mortgage Corp.
     6.000% due 12/31/2007 (l)                            8,171           8,165
Government National Mortgage Association
     6.250% due 06/20/2022                               33,961          34,212
     7.219% due 06/20/2023 (d)                           24,407          24,430
     7.250% due 12/16/2023                                6,294           6,405
     8.000% due 05/16/2024                                   50              51
     7.000% due 06/20/2025                               12,138          12,259
     7.000% due 03/20/2026                                  320             327
     6.000% due 03/20/2026                                1,500           1,500
     6.070% due 06/16/2026 (d)                            1,378           1,378
     7.000% due 08/20/2026                                  104             106
     7.500% due 07/16/2027                               30,865          31,835
     7.000% due 12/20/2027                               18,960          19,026
     8.000% due 04/16/2028                                4,627           4,638
     6.500% due 04/20/2028                               11,887          10,962
     6.750% due 06/20/2028                               22,864          21,468
     6.500% due 06/20/2028                               31,364          28,982
     7.250% due 07/16/2028                                   30              31
     6.500% due 07/20/2028                               40,416          36,141
     6.500% due 09/20/2028                               29,986          28,282
     6.500% due 01/20/2029                               28,770          26,605
     7.000% due 02/16/2029                                6,815           7,088
     6.500% due 03/20/2029                               16,259          15,673
     8.000% due 03/20/2029                                7,151           7,567
     6.000% due 05/20/2029                               11,104           9,798
     7.000% due 01/16/2030                                6,686           6,621
     7.500% due 01/20/2030                                  327             338
     5.750% due 02/16/2030 (d)                            7,778           7,792
     6.383% due 02/16/2030 (d)                           12,065          12,126
     5.800% due 02/16/2030 (d)                            8,418           8,440
     7.086% due 06/20/2030 (d)                            4,565           4,573
     7.119% due 09/20/2030 (d)                           11,835          11,804
     7.500% due 09/20/2030                                5,158           5,273
     7.100% due 10/16/2030 (d)                           70,053          70,272
Greenwich Capital Acceptance, Inc.
     8.305% due 04/25/2022 (d)                              314             313
     8.325% due 10/25/2022 (d)                               34              34
     8.441% due 04/25/2023 (d)                              676             674
     8.935% due 04/25/2024 (d)                              459             473
     9.716% due 08/25/2024 (d)                              356             360
     9.687% due 11/25/2024 (d)                               33              33
Guardian Savings & Loan Association
     7.557% due 09/25/2018 (d)                               75              76
Headlands Mortgage Securities, Inc.
     7.250% due 11/25/2012                                2,089           2,114
     7.155% due 12/25/2012                                  686             697
     7.250% due 11/25/2027                               18,456          18,759
     7.000% due 02/25/2028                                  410             411
Home Savings of America
     8.464% due 08/01/2006                                   42              43
     6.480% due 05/25/2027 (d)                            2,455           2,434
     6.563% due 08/20/2029 (d)                           21,461          21,476
Housing Securities, Inc.
     7.000% due 05/25/2008                                  833             849
HSBC Mortgage Loan Trust
     7.110% due 11/16/2030                               19,396          19,436
HVMLT
     7.470% due 08/19/2030                               22,975          23,996
ICI Funding Corp. Secured Assets Corp.
     7.250% due 09/25/2027                               18,068          18,445
     7.750% due 03/25/2028                                1,855           1,885
Impac Secured Assets CMN Owner Trust
     6.850% due 07/25/2028                                   58              58
     7.318% due 10/25/2030 (d)                           54,327          54,639
Imperial CMB Trust
     6.650% due 11/25/2029                                  949             969
Imperial Savings Association
     8.230% due 01/25/2017 (d)                               54              54
     8.839% due 06/25/2017 (d)                              206             206
Independent National Mortgage Corp.
     8.250% due 05/25/2010                                  128             131
     6.650% due 10/25/2024                                2,723           2,738
     8.634% due 11/25/2024 (d)                              462             465
     8.750% due 12/25/2024                                   30              31
     9.232% due 01/25/2025 (d)                               75              76
     8.000% due 06/25/2025                                    0               0
     8.225% due 07/25/2025 (d)                            5,475           5,515
     7.500% due 09/25/2025                                  471             472
     6.930% due 05/25/2026                                  412             412
International Mortgage Acceptance Corp.
    12.250% due 03/01/2014                                  247             286
J.P. Morgan Commercial Mortgage Finance Corp.
     8.227% due 02/25/2028                                1,615           1,677
     7.069% due 09/15/2029                                   65              68
     6.533% due 01/15/2030                               20,000          20,510
Kidder Peabody Acceptance Corp.
     8.937% due 09/25/2024 (d)                            4,245           4,297
LB Commercial Conduit Mortgage Trust
     6.330% due 11/18/2004                                   39              40
LB Mortgage Trust
     8.396% due 01/20/2017 (d)                           39,862          43,912
Lehman Large Loan
     6.790% due 06/12/2004                                   55              57
LTC Commercial Corp.
     7.100% due 11/28/2012                                3,140           3,222
Mellon Residential Funding Corp.
     6.500% due 02/25/2028                               10,000           9,656
     6.350% due 06/25/2028                               22,000          22,185
     5.652% due 06/26/2028                                7,426           7,409
     6.110% due 01/25/2029                               23,900          23,970
     6.570% due 07/25/2029 (d)                           44,000          44,874
     6.580% due 07/25/2029 (d)                           55,565          56,238
     6.460% due 07/25/2029 (d)                            4,622           4,634
Merrill Lynch Mortgage Investors, Inc.
     6.861% due 06/15/2021                                1,982           2,020
     6.978% due 06/15/2021 (d)                            4,370           4,476
     7.238% due 06/15/2021 (d)                            4,099           4,194
     7.598% due 06/15/2021 (d)                              910             921
     6.950% due 06/18/2029                               34,041          35,062
     5.650% due 12/15/2030                                7,590           7,612
Midland Realty Acceptance Corp.
     7.020% due 01/25/2029                               12,112          12,400
MLCC Mortgage Investors, Inc.
     6.875% due 09/15/2026 (d)                           17,183          17,201
Morgan Stanley Capital I
     6.440% due 11/15/2002                                   18              18
     5.990% due 03/15/2005                                   54              55
     6.860% due 05/15/2006 (d)                            1,910           1,971
     6.190% due 01/15/2007                               19,529          19,879
     6.160% due 04/03/2009                               12,840          13,018
     7.460% due 02/15/2020                               10,542          11,073
     6.850% due 07/25/2027 (d)                              417             415
     6.220% due 06/01/2030                                   68              69
     6.590% due 10/03/2030                                6,485           6,674
Mortgage Capital Funding, Inc.
     7.800% due 04/15/2006                                  500             540
     7.008% due 09/20/2006                               15,545          16,161
     7.600% due 05/25/2027                                3,894           3,943
     6.001% due 11/18/2031                                   69              70
NationsBanc Montgomery Funding Corp.
     6.750% due 06/25/2028                               10,000           9,926
     6.500% due 07/25/2028                               14,470          14,255
     6.750% due 08/25/2028                               20,009          19,535
     6.250% due 10/25/2028                                7,000           6,659

100 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
Nationslink Funding Corp.
     6.654% due 02/10/2006                           $   19,624     $    20,248
     5.921% due 04/10/2007 (d)                           20,192          20,195
     5.805% due 11/10/2030                                7,174           7,175
Nomura Asset Securities Corp.
     6.625% due 01/25/2009                                   19              19
     8.105% due 05/25/2024 (d)                            1,050           1,076
Norwest Asset Securities Corp.
     6.750% due 12/25/2012                               15,113          15,485
     6.500% due 04/25/2013                               19,557          19,750
     6.500% due 06/25/2013                               12,972          13,099
     7.500% due 03/25/2027                               41,558          42,684
     6.750% due 09/25/2027                                2,612           2,637
     6.350% due 04/25/2028                                1,084           1,085
     6.750% due 05/25/2028                               40,707          40,414
     6.750% due 07/25/2028                               12,657          12,578
     6.250% due 08/25/2028                                3,245           3,256
     6.250% due 09/25/2028                                  400             383
     6.200% due 09/25/2028                                  744             744
     6.750% due 10/25/2028                               38,104          37,906
     6.500% due 12/25/2028                               39,751          39,015
     6.500% due 01/25/2029                                  385             346
     6.500% due 02/25/2029                               67,432          65,324
     6.200% due 04/25/2029                               77,385          77,159
     6.500% due 04/25/2029                               26,751          25,925
     6.300% due 04/25/2029                                6,847           6,855
     5.950% due 04/25/2029                               97,464          97,367
     6.000% due 05/25/2029                               19,713          19,772
     6.250% due 05/25/2029                                  472             476
     6.500% due 06/25/2029                               46,178          44,631
     6.750% due 08/25/2029                                1,103           1,112
     6.500% due 10/25/2029                                1,969           1,905
     7.000% due 11/25/2029                               14,793          14,946
     7.250% due 02/25/2030                               19,756          20,095
Norwest Integrated Structured Assets, Inc.
     7.000% due 09/25/2029                                3,574           3,536
Paine Webber Mortgage Acceptance Corp.
     6.000% due 04/25/2009                               11,951          11,852
PHH Mortgage Services Corp.
     7.184% due 11/18/2027                                  948             951
PNC Mortgage Securities Corp.
     6.750% due 06/25/2016                                8,897           8,960
     7.000% due 10/25/2027                               35,815          36,299
     6.750% due 12/25/2027                                7,230           6,929
     6.990% due 02/25/2028                                9,494           9,776
     6.500% due 02/25/2028                                  850             849
     7.000% due 02/25/2028                               25,470          25,805
     6.625% due 03/25/2028                                1,561           1,572
     7.000% due 05/25/2028                                5,664           5,753
     6.750% due 07/25/2028                                3,527           3,509
     6.550% due 07/25/2028                               24,500          24,707
     6.750% due 09/25/2028                                3,996           3,974
     6.750% due 10/25/2028                               26,045          25,987
     6.750% due 12/25/2028                               21,709          21,443
     6.500% due 01/25/2029                                  999             975
     6.250% due 01/25/2029                                9,263           8,991
     6.300% due 03/25/2029                                9,989           9,505
     6.200% due 06/25/2029                               46,288          46,757
     6.500% due 06/25/2029                               48,600          46,862
     7.750% due 07/25/2030                               67,726          69,530
     6.013% due 12/25/2030 (d)                           35,452          35,519
     7.500% due 02/25/2031                               88,982          92,271
     7.500% due 05/25/2040 (d)                              444             451
PNC Mortgage Trust
     8.250% due 03/25/2030                               58,189          59,980
Prudential Home Mortgage Securities
     7.400% due 11/25/2007                                1,416           1,443
     7.000% due 01/25/2008                               23,860          24,270
     6.750% due 07/25/2008                                1,256           1,268
     6.400% due 04/25/2009                                  330             329
     6.950% due 11/25/2022                                  222             219
     7.000% due 07/25/2023                               10,270          10,431
     6.750% due 10/25/2023                                9,940           9,261
     5.900% due 12/25/2023                                3,376           3,382
     6.500% due 01/25/2024                                  617             619
     6.050% due 04/25/2024                                1,959           1,957
     6.800% due 05/25/2024                               11,349          10,985
     6.450% due 11/25/2025                                5,264           4,959
Prudential Securities Secured Financing Corp.
     6.074% due 01/15/2008                               11,965          12,107
Prudential-Bache Trust
     6.676% due 09/01/2018 (d)                              195             196
     8.400% due 03/20/2021                                5,367           5,614
PSB Financial Corp. II
    11.050% due 12/01/2015                                  405             429
Resecuritization Mortgage Trust
     6.750% due 06/19/2028                               18,121          18,155
     6.500% due 04/19/2029                                3,764           3,824
Residential Accredit Loans, Inc.
     7.500% due 08/25/2027                               15,000          15,394
     6.500% due 02/25/2028                               11,531          11,518
     7.000% due 02/25/2028                               41,115          41,869
     6.500% due 12/25/2028                                  400             391
     6.500% due 05/25/2029                                3,000           2,925
     6.750% due 06/25/2029                                1,464           1,478
     7.000% due 07/25/2029                                  418             422
     7.750% due 03/25/2030                                3,389           3,431
Residential Asset Securitization Trust
     7.375% due 03/25/2027                                5,142           5,267
     7.000% due 10/25/2027                               19,360          19,763
     7.000% due 01/25/2028                               20,000          20,225
     6.750% due 06/25/2028                               13,193          13,307
     6.500% due 12/25/2028                                1,250           1,237
     6.500% due 03/25/2029                               22,700          22,629
     8.000% due 02/25/2030                               43,760          45,111
     7.320% due 09/25/2030 (d)                           15,052          15,159
Residential Funding Mortgage Securities I
     7.000% due 08/25/2008                                3,902           3,922
     7.500% due 09/25/2011                               12,122          12,355
     7.000% due 05/25/2012                                3,095           3,197
     6.500% due 12/25/2012                               20,123          20,124
     7.750% due 09/25/2022                                  391             393
     8.000% due 01/25/2023                                2,615           2,655
     8.000% due 02/25/2023                                9,225           9,403
     6.500% due 11/25/2023                                1,660           1,601
     6.000% due 03/25/2024                                  392             391
     7.500% due 09/25/2025                                9,892           9,973
     7.500% due 12/25/2025                                  937             971
     7.750% due 11/25/2026                                9,000           9,366
     7.500% due 04/25/2027                                6,085           6,229
     7.500% due 06/25/2027                               53,035          54,222
     7.500% due 07/25/2027                               25,265          26,042
     7.250% due 08/25/2027                               16,000          16,134
     7.250% due 10/25/2027                               39,303          39,700
     7.000% due 11/25/2027                               17,000          17,262
     6.750% due 02/25/2028                               32,196          32,342
     6.750% due 05/25/2028                               60,741          60,780
     6.750% due 06/25/2028                               67,908          66,989
     6.750% due 07/25/2028                               13,292          13,228
     6.750% due 08/25/2028                               35,000          34,836
     6.750% due 09/25/2028                               66,493          66,027
     6.500% due 10/25/2028                               52,000          50,794
     6.250% due 11/25/2028                                3,000           2,878
     6.500% due 12/25/2028                               23,400          22,784
     6.500% due 01/25/2029                               72,314          70,451
     6.500% due 03/25/2029                               27,960          27,184
     6.200% due 05/25/2029                               46,610          46,622
     6.500% due 06/25/2029                               11,708          10,347
     6.750% due 07/25/2029                               22,600          22,573
     7.000% due 10/25/2029                               25,260          25,415
     7.500% due 02/25/2030                               12,338          12,704
     7.750% due 10/25/2030                               26,572          27,237
     7.500% due 11/25/2030                              183,575         187,754
Resolution Trust Corp.
     8.686% due 08/25/2021                                6,075           6,057
    11.062% due 10/25/2021                                   46              48
     8.625% due 10/25/2021                                  115             114
     8.138% due 10/25/2021 (d)                              123             122
     5.567% due 10/25/2021 (d)                              127             127
     8.720% due 05/25/2022 (d)                            1,211           1,207

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 101

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
     8.640% due 08/25/2023 (d)                       $    1,733     $     1,754
     8.835% due 12/25/2023                                3,300           3,368
     8.000% due 04/25/2025                                  156             155
     8.000% due 06/25/2026                                  249             246
     8.427% due 10/25/2028 (d)                            4,388           4,466
     7.596% due 10/25/2028 (d)                           12,343          12,404
     7.510% due 05/25/2029 (d)                            2,266           2,322
     7.245% due 05/25/2029 (d)                            2,486           2,504
     6.923% due 05/25/2029 (d)                            2,865           2,867
RMF Commercial Mortgage Securities, Inc.
     6.715% due 01/15/2019 (d)                              235             241
Ryan Mortgage Acceptance Corp. IV
     9.450% due 10/01/2016                                   73              78
Ryland Acceptance Corp.
    11.500% due 12/25/2016                                   80              86
     8.200% due 09/25/2022                                   11              11
Ryland Mortgage Securities Corp.
     8.200% due 06/25/2021                                   34              34
     8.518% due 08/25/2022 (d)                            1,587           1,602
     8.108% due 08/25/2029 (d)                            1,762           1,769
     7.402% due 10/25/2031 (d)                            2,085           2,102
    14.000% due 11/25/2031                                  684             731
SACO I, Inc.
     7.460% due 07/25/2030                                  506             506
     8.128% due 07/25/2030                               15,241          15,769
     6.140% due 09/25/2040 (d)                              546             546
Salomon Brothers Mortgage Securities VII
     8.613% due 09/25/2022 (d)                              746             752
     8.565% due 11/25/2022 (d)                              382             387
     8.950% due 03/25/2024 (d)                              287             293
     9.240% due 07/01/2024 (d)                            3,732           3,790
     9.307% due 09/25/2024 (d)                              266             272
     6.960% due 04/25/2029 (d)                           14,057          14,094
     5.430% due 04/25/2029 (d)                            5,444           5,463
     6.918% due 06/25/2029 (d)                           34,211          34,195
     7.600% due 08/25/2030                              125,500         128,143
Santa Barbara Savings & Loan Association
     9.500% due 11/20/2018                                1,792           1,847
Sasco Floating Rate Commercial Mortgage Trust
     5.408% due 11/20/2001 (d)                           36,906          36,938
Saxon Mortgage Securities Corp.
     6.250% due 04/25/2009                                2,032           2,039
     7.375% due 09/25/2023                                6,372           6,498
     6.500% due 02/25/2024                                1,517           1,525
     9.154% due 09/25/2024 (d)                            1,267           1,278
Sears Mortgage Securities
    12.000% due 02/25/2014                                  534             556
     7.896% due 11/25/2021 (d)                              449             455
     7.431% due 10/25/2022 (d)                            1,538           1,555
     6.278% due 12/25/2028                                  254             253
Securitized Asset Sales, Inc.
     8.543% due 12/26/2023 (d)                              620             647
     7.410% due 09/25/2024 (d)                            9,900          10,078
Security Pacific National Bank
     6.378% due 03/25/2018 (d)                               81              81
     7.156% due 09/25/2019 (d)                              462             463
Sequoia Mortgage Trust
     6.350% due 09/25/2025 (d)                            5,343           5,396
Small Business Investment Cos.
     7.540% due 08/10/2009                               93,532          99,276
     8.017% due 02/10/2010                              115,208         125,258
     7.640% due 03/10/2010                               69,504          73,960
     7.452% due 09/01/2010                               15,860          16,698
Starwood Commercial Mortgage Trust
     6.600% due 02/03/2009                               11,041          11,389
Structured Asset Mortgage Investments, Inc.
     6.750% due 03/25/2028                               22,356          22,065
     6.902% due 06/25/2028 (d)                           35,851          37,373
     6.250% due 11/25/2028                               14,878          14,219
     6.750% due 01/25/2029                               10,000           9,916
     6.300% due 05/25/2029                               21,870          21,958
     6.581% due 06/25/2029 (d)                           29,054          29,515
     7.250% due 07/25/2029                               19,588          19,812
     7.226% due 02/25/2030 (d)                              908             931
     6.750% due 05/02/2030                               25,000          24,035
Structured Asset Notes Transactions Ltd.
     6.650% due 08/30/2005 (d)                           16,364          16,241
Structured Asset Securities Corp.
     7.000% due 02/25/2016                               30,002          30,587
     7.000% due 12/25/2027                               51,500          52,079
     7.220% due 11/25/2030 (d)                           38,908          38,774
Superannuation Members Home Loans Global Fund
     6.835% due 06/15/2026 (d)                           19,900          19,900
TMA Mortgage Funding Trust
     5.430% due 01/25/2029 (d)                           30,145          30,145
Torrens Trust
     5.424% due 07/15/2031 (d)                            3,593           3,593
Union Planters Mortgage Finance Corp.
     6.750% due 01/25/2028                                4,000           3,969
     6.800% due 01/25/2028                               15,000          15,226
United Mortgage Securities Corp.
     7.302% due 06/25/2032                               18,991          19,194
     7.108% due 09/25/2033 (d)                              393             406
Vendee Mortgage Trust
     7.500% due 08/15/2017                                  229             232
     7.750% due 05/15/2018                                  550             561
     6.500% due 05/15/2020                               29,697          29,460
     7.750% due 05/15/2022                                  303             319
     6.835% due 01/15/2030                               15,952          16,345
Washington Mutual, Inc.
     5.690% due 07/26/2003 (d)                          109,938         109,905
     7.500% due 11/19/2029                                  600             618
     7.608% due 12/25/2040                               37,551          37,657
     7.175% due 01/25/2041                              112,469         115,949
Wells Fargo Mortgage Backed Securities Trust
     7.500% due 01/25/2031                                5,094           5,049
Western Federal Savings & Loan Association
     7.997% due 06/25/2021 (d)                            2,561           2,565
                                                                    -----------
                                                                     10,689,693
                                                                    -----------
Fannie Mae 7.1%
     5.500% due 01/01/2004-01/01/2031 (k)                20,723          19,717
     6.000% due 11/01/2003-04/16/2031 (k)             1,013,468         988,527
     6.090% due 12/01/2008                                   49              49
     6.210% due 08/01/2010-04/01/2027 (d)(k)             50,969          51,573
     6.255% due 09/01/2013                               64,000          64,168
     6.258% due 09/01/2029 (d)                              587             595
     6.420% due 12/01/2007                                  150             155
     6.500% due 04/01/2003-03/01/2031 (k)                20,264          20,362
     6.550% due 01/01/2008                                  950             986
     6.570% due 04/01/2026 (d)                            1,093           1,128
     6.626% due 12/01/2027 (d)                            7,508           7,775
     6.688% due 08/01/2027 (d)                           35,083          35,996
     6.726% due 05/01/2030 (d)                              253             255
     6.730% due 11/01/2007                                1,138           1,191
     6.739% due 09/01/2017 (d)                            5,229           5,224
     6.750% due 08/01/2003                                  164             165
     6.840% due 09/01/2024 (d)                            1,869           1,900
     6.847% due 07/01/2003                                   61              62
     6.961% due 01/01/2018 (d)                            1,046           1,068
     6.969% due 10/01/2027 (d)                            4,022           4,154
     6.981% due 06/01/2007                                  462             486
     7.000% due 07/01/2001-05/15/2031 (k)             1,369,639       1,384,885
     7.250% due 05/01/2002-01/01/2023 (k)                 9,520           9,595
     7.350% due 09/01/2027 (d)                            1,555           1,618
     7.364% due 02/01/2028 (d)                            1,139           1,180
     7.468% due 06/01/2030 (d)                           41,866          44,208
     7.500% due 10/01/2002-10/01/2030 (k)                19,040          19,685
     7.508% due 10/01/2030-10/01/2040 (d)(k)             31,856          32,791
     7.552% due 05/01/2023 (d)                            2,062           2,127
     7.750% due 06/01/2009                                  149             154
     7.780% due 01/01/2018                                2,230           2,518
     7.850% due 07/01/2018                                6,699           7,425
     7.920% due 03/01/2018                                2,745           3,137
     7.980% due 05/01/2030                                6,678           6,990
     8.000% due 09/01/2001-04/16/2031 (k)               188,605         194,508
     8.039% due 05/01/2025 (d)                            2,273           2,334
     8.060% due 04/01/2030                                1,854           1,947
     8.079% due 09/01/2022 (d)                              911             936

102 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
     8.080% due 04/01/2030                           $    1,015     $     1,066
     8.095% due 06/01/2023 (d)                            1,851           1,907
     8.097% due 12/01/2023 (d)                              678             695
     8.108% due 10/01/2024 (d)                              263             269
     8.189% due 09/01/2024 (d)                            1,211           1,231
     8.211% due 12/01/2023 (d)                              769             782
     8.230% due 11/01/2025 (d)                            1,140           1,170
     8.235% due 03/01/2025-11/01/2025 (d)(k)              4,395           4,518
     8.250% due 10/01/2008-03/01/2030 (k)                 2,194           2,431
     8.276% due 08/01/2027 (d)                              939             970
     8.291% due 01/01/2024-07/01/2024 (d)(k)              4,347           4,453
     8.315% due 01/01/2024 (d)                              358             369
     8.318% due 02/01/2026 (d)                              466             483
     8.344% due 11/01/2023 (d)                              758             779
     8.347% due 09/01/2025 (d)                            1,184           1,216
     8.348% due 11/01/2025 (d)                            3,033           3,114
     8.362% due 01/01/2024 (d)                            1,604           1,654
     8.364% due 10/01/2024 (d)                            1,343           1,389
     8.374% due 03/01/2026 (d)                            1,629           1,695
     8.380% due 09/01/2022 (d)                              948             972
     8.389% due 08/01/2026 (d)                            1,630           1,684
     8.396% due 01/01/2026 (d)                            1,044           1,078
     8.405% due 12/01/2023 (d)                              163             168
     8.410% due 09/01/2023 (d)                            2,195           2,238
     8.418% due 06/01/2024 (d)                            1,219           1,247
     8.446% due 10/01/2023 (d)                              304             314
     8.450% due 11/01/2023 (d)                              164             170
     8.451% due 05/01/2026 (d)                              501             514
     8.472% due 01/01/2024 (d)                              111             115
     8.490% due 06/01/2025                                  992           1,047
     8.494% due 12/01/2023 (d)                            1,017           1,051
     8.500% due 07/01/2001-09/01/2030 (k)                 6,923           7,241
     8.574% due 05/01/2024 (d)                            1,970           2,012
     8.903% due 08/01/2023 (d)                              518             539
     9.000% due 10/01/2004-12/01/2027 (k)                 8,542           9,056
     9.250% due 10/01/2001                                    1               1
     9.500% due 12/01/2006-07/01/2026 (k)                 8,569           9,017
     9.750% due 11/01/2008                                   49              53
    10.000% due 09/01/2003-05/01/2022 (k)                 1,106           1,208
    10.500% due 01/01/2016-04/01/2022 (k)                   480             532
    10.750% due 03/01/2014                                   24              26
    11.000% due 09/01/2019-11/01/2020 (k)                   113             127
    11.500% due 08/20/2016-11/01/2019 (k)                    72              81
    12.000% due 05/01/2016                                    8              10
    12.500% due 10/01/2015                                   27              31
    13.000% due 09/01/2013                                   27              32
    13.250% due 09/01/2011                                   11              13
    14.500% due 11/01/2011-01/01/2013 (k)                    36              42
    14.750% due 08/01/2012                                  146             175
    15.000% due 10/01/2012                                   77              93
    15.500% due 10/01/2012-12/01/2012 (k)                    16              18
    15.750% due 12/01/2011-08/01/2012 (k)                    86             103
    16.000% due 09/01/2012                                   99             117
                                                                    -----------
                                                                      2,992,890
                                                                    -----------
Federal Housing Administration 1.2%
     6.000% due 03/20/2028                                4,598           4,490
     6.500% due 05/28/2039                                    5               5
     6.750% due 07/15/2001                                1,444           1,451
     6.755% due 03/01/2041                               16,213          16,129
     6.780% due 07/25/2040                                7,658           7,553
     6.790% due 05/01/2039                               10,902          10,123
     6.830% due 12/01/2039                                3,497           3,460
     6.875% due 11/01/2015                                3,153           3,057
     6.880% due 10/25/2040-02/01/2041 (k)                21,722          21,571
     6.896% due 07/01/2020                               22,087          21,254
     6.900% due 12/01/2040                               22,769          22,643
     6.930% due 07/01/2014-01/01/2036 (k)                20,005          19,892
     7.000% due 11/15/2040                                   63              65
     7.050% due 03/25/2040                                4,517           4,541
     7.125% due 03/01/2034                                4,401           4,265
     7.150% due 01/25/2029                                9,573           9,295
     7.211% due 12/01/2021                                2,695           2,649
     7.250% due 06/01/2040                                8,304           8,437
     7.310% due 06/01/2041                               23,566          24,048
     7.315% due 08/01/2019                               32,306          32,024
     7.317% due 05/01/2019                                4,725           4,621
     7.350% due 11/01/2020-11/01/2022 (k)                 9,945           9,882
     7.375% due 02/01/2018-01/01/2024 (k)                16,436          16,332
     7.400% due 01/25/2020-02/01/2021 (k)                12,034          11,995
     7.430% due 12/01/2016-05/01/2025 (k)               135,778         135,600
     7.450% due 12/01/2021-10/01/2023 (k)                15,942          15,905
     7.460% due 01/01/2023                                2,137           2,136
     7.465% due 11/01/2019                               29,537          29,528
     7.500% due 03/01/2032-09/30/2039 (k)                 4,890           4,981
     7.580% due 12/01/2040                                7,616           7,834
     7.630% due 08/01/2041                               20,577          21,178
     7.650% due 11/01/2018-11/01/2040 (k)                 7,559           7,869
     7.700% due 03/15/2041                                  350             370
     7.750% due 11/15/2039                                  978           1,037
     7.880% due 12/01/2039-03/01/2041 (k)                13,423          14,078
     7.930% due 05/01/2016                                1,877           1,909
     8.250% due 10/29/2023-01/01/2041 (k)                 9,484           9,999
     8.378% due 11/07/2012                                  244             253
                                                                    -----------
                                                                        512,459
                                                                    -----------
Freddie Mac 1.6%
     5.500% due 04/01/2001-04/16/2031 (k)                 3,845           3,727
     6.000% due 01/01/2011-05/14/2031 (k)                20,510          20,518
     6.263% due 12/01/2026 (d)                            5,522           5,552
     6.500% due 07/01/2001-05/01/2029 (k)                 8,801           8,950
     6.553% due 11/01/2026 (d)                            6,055           6,146
     6.732% due 11/01/2028 (d)                           20,764          21,238
     6.775% due 11/01/2003                                   63              62
     6.903% due 07/01/2025 (d)                            5,803           5,959
     7.000% due 10/01/2002-05/14/2031 (k)               390,901         395,710
     7.250% due 11/01/2008                                  175             178
     7.285% due 09/01/2027 (d)                            2,449           2,534
     7.500% due 09/01/2001-03/01/2030 (k)                14,822          15,147
     7.625% due 06/01/2017 (d)                               17              17
     7.645% due 05/01/2025                                2,374           2,537
     7.750% due 04/01/2017 (d)                               29              29
     7.812% due 07/01/2030 (d)                          127,169         133,327
     8.000% due 01/01/2002-09/01/2018 (k)                 3,511           3,631
     8.142% due 04/01/2024 (d)                            5,790           5,944
     8.250% due 12/01/2002-01/01/2019 (d)(k)                218             224
     8.252% due 07/01/2022 (d)                              587             598
     8.276% due 08/01/2023 (d)                                7               7
     8.346% due 06/01/2022 (d)                            1,006           1,023
     8.362% due 06/01/2024 (d)                            2,520           2,590
     8.364% due 07/01/2023 (d)                              452             459
     8.365% due 11/01/2023 (d)                               96              99
     8.368% due 10/01/2023 (d)                              729             748
     8.375% due 06/01/2024 (d)                            1,473           1,509
     8.376% due 10/01/2023 (d)                            1,339           1,373
     8.380% due 09/01/2023 (d)                            7,900           8,045
     8.390% due 08/01/2023 (d)                            7,857           8,084
     8.396% due 09/01/2023 (d)                            1,142           1,171
     8.423% due 04/01/2029 (d)                            1,094           1,128
     8.424% due 05/01/2023 (d)                              650             662
     8.434% due 07/01/2023 (d)                            1,461           1,475
     8.435% due 05/01/2023-08/01/2023 (d)(k)              5,320           5,419
     8.445% due 08/01/2023 (d)                              835             848
     8.451% due 01/01/2024 (d)                              398             410
     8.458% due 07/01/2024 (d)                            1,257           1,291
     8.500% due 09/01/2001-06/01/2030 (k)                 3,567           3,728
     8.545% due 08/01/2024 (d)                              167             172
     8.567% due 05/01/2023 (d)                            1,582           1,621
     8.575% due 01/01/2024 (d)                              348             360
     8.584% due 09/01/2023 (d)                            2,072           2,113
     8.626% due 08/01/2023 (d)                              315             318
     8.651% due 09/01/2023 (d)                            1,032           1,036
     8.665% due 12/01/2023 (d)                            1,068           1,105
     8.667% due 10/01/2023 (d)                            1,298           1,334
     8.670% due 04/01/2023 (d)                              321             329
     8.750% due 01/01/2007-12/01/2010 (k)                    57              60
     8.834% due 11/01/2023 (d)                              345             346
     8.937% due 10/01/2023 (d)                              267             269
     8.980% due 11/01/2023 (d)                              142             141
     9.000% due 01/01/2002-05/01/2017 (k)                   407             424
     9.006% due 10/01/2023 (d)                              954             962

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 103

Total Return Fund
March 31, 2001

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
     9.111% due 11/01/2023 (d)                       $      258     $       260
     9.250% due 06/01/2009-11/01/2013 (k)                    70              73
     9.500% due 08/01/2001-12/01/2022 (k)                 1,286           1,352
     9.750% due 11/01/2004-05/01/2009 (k)                    35              36
    10.000% due 06/01/2004-03/01/2021 (k)                   762             810
    10.250% due 04/01/2009-05/01/2009 (k)                   991           1,086
    10.500% due 10/01/2017-01/01/2021 (k)                   345             385
    10.750% due 09/01/2010                                   34              38
    11.000% due 11/01/2009-05/01/2020 (k)                   570             634
    11.250% due 10/01/2009-09/01/2015 (k)                    20              22
    11.500% due 01/01/2018                                   63              70
    12.500% due 12/01/2012                                   15              17
    13.250% due 10/01/2013                                   79              93
    14.000% due 04/01/2016                                   15              18
    15.500% due 08/01/2011-11/01/2011 (k)                    12              15
    16.250% due 05/01/2011                                    3               3
                                                                    -----------
                                                                        687,599
                                                                    -----------
Government National Mortgage Association 41.7%
     5.000% due 06/20/2022-06/20/2026 (d)(k)                974             989
     5.500% due 06/20/2026-04/23/2031 (d)(k)             21,909          20,932
     5.650% due 10/15/2012                                   11              10
     6.000% due 10/15/2008-04/23/2031 (d)(k)          2,727,913       2,684,181
     6.375% due 05/20/2026-05/20/2027 (d)(k)              3,457           3,507
     6.500% due 10/15/2008-09/15/2040 (d)(k)          8,375,660       8,373,036
     6.625% due 01/15/2040                                9,588           9,720
     6.670% due 10/15/2001-07/16/2038 (k)                   961             958
     6.750% due 07/15/2001-07/20/2024 (d)(k)             18,347          18,466
     6.800% due 05/15/2040                                2,988           2,963
     6.820% due 04/15/2040                               16,932          16,804
     6.875% due 02/20/2016-02/15/2040 (d)(k)              1,171           1,200
     7.000% due 10/15/2001-01/03/2041 (d)(k)          5,059,234       5,134,389
     7.125% due 10/20/2019-11/20/2027 (d)(k)             35,952          36,851
     7.250% due 08/20/2024 (d)                              281             286
     7.375% due 05/20/2017-05/20/2028 (d)(k)            514,296         522,113
     7.500% due 01/15/2003-01/15/2031 (k)               127,981         131,280
     7.625% due 12/20/2017-12/20/2027 (d)(k)            306,342         314,014
     7.700% due 02/15/2002                                6,403           6,764
     7.750% due 07/15/2001-09/20/2027 (d)(k)            359,978         368,770
     7.875% due 04/20/2023 (d)                              270             275
     8.000% due 08/15/2005-09/15/2030 (k)                12,494          12,930
     8.125% due 07/15/2001-12/01/2039 (k)                 3,680           3,994
     8.250% due 08/15/2004-08/20/2027 (d)(k)              1,178           1,227
     8.500% due 06/15/2001-04/23/2031 (k)                 8,672           8,985
     8.750% due 03/15/2007-07/15/2007 (k)                    87              92
     9.000% due 06/15/2001-07/20/2022 (k)                 5,286           5,640
     9.250% due 07/15/2003-12/20/2016 (k)                   137             144
     9.500% due 12/15/2003-08/15/2023 (k)                 4,093           4,424
     9.750% due 09/15/2002-07/15/2004 (k)                    67              70
    10.000% due 08/20/2004-02/15/2025 (k)                 4,771           5,261
    10.250% due 02/20/2019                                   22              24
    10.500% due 06/15/2004-09/15/2021 (k)                   614             668
    11.000% due 05/15/2004-03/15/2019 (k)                   181             199
    11.250% due 12/20/2015                                   33              36
    11.500% due 10/15/2010-10/15/2015 (k)                    85              94
    12.000% due 11/15/2012-05/15/2016 (k)                   205             238
    12.500% due 01/15/2011                                    1               1
    13.000% due 12/15/2012-10/15/2014 (k)                    16              20
    13.250% due 10/20/2014                                   19              22
    13.500% due 10/15/2012-09/15/2014 (k)                    72              84
    15.000% due 02/15/2012-10/15/2012 (k)                    92             110
    16.000% due 10/15/2011-05/15/2012 (k)                   191             231
    17.000% due 11/15/2011-12/15/2011 (k)                    58              68
                                                                    -----------
                                                                     17,692,070
                                                                    -----------
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
     7.200% due 07/25/2024                                  257              14
Chase Mortgage Finance Corp. (IO)
     9.000% due 08/25/2023                                  142               2
Collateralized Mortgage Obligation Trust (PO)
     0.000% due 04/23/2017                                   11               9
Fannie Mae (IO)
     6.500% due 05/25/2005                                  574              48
     6.500% due 07/25/2006                                  248               6
   727.220% due 09/25/2006                                    2               6
     6.500% due 02/25/2007                                  771              30
     6.500% due 07/25/2007                                  137               4
     6.500% due 09/25/2007                                1,025              45
     6.500% due 10/25/2007                                  281              12
     0.100% due 03/25/2009 (d)                           20,167             319
     6.500% due 08/25/2020                                2,064             114
  1007.000% due 01/25/2021                                    0               1
     7.500% due 04/25/2021                                1,308             153
   903.213% due 08/25/2021                                    5             114
     0.950% due 11/25/2021 (d)                           19,264             270
     6.500% due 10/25/2022                                   90               8
     6.500% due 01/25/2023                                2,441             355
     3.663% due 02/25/2023 (d)                           10,735             715
Fannie Mae (PO)
     0.000% due 09/01/2007                                  588             527
     0.000% due 06/25/2022                                  110             109
     0.000% due 08/25/2023                                  295             241
Freddie Mac (IO)
     5.750% due 09/15/2007 (d)                            4,517             334
     6.000% due 10/15/2007                                  138               8
     6.000% due 01/15/2008                                   49               2
     5.428% due 02/15/2008 (d)                              466              31
     7.000% due 08/15/2008                                2,633             263
     6.400% due 10/15/2008                                   42               5
     7.000% due 04/15/2018                                  414               7
     6.500% due 10/15/2018                                  266               8
     8.845% due 01/15/2021                                    2              23
     9.000% due 05/15/2022                                   85              15
     6.500% due 09/15/2023                                  231              26
Paine Webber CMO Trust (IO)
  1359.500% due 08/01/2019                                    1              27
Vendee Mortgage Trust (IO)
     0.542% due 06/15/2023 (d)                          141,532           2,541
                                                                    -----------
                                                                          6,392
                                                                    -----------
Total Mortgage-Backed Securities                                     32,581,103
(Cost $32,294,094)                                                  -----------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 6.7%
--------------------------------------------------------------------------------
Aames Mortgage Trust
     5.524% due 06/15/2027                                  437             436
     7.119% due 11/25/2030 (d)                           43,424          43,537
ABFS Equipment Contract Trust
     6.100% due 10/15/2005                                   54              53
ABSC Long Beach Home Equity Loan Trust
     6.436% due 07/21/2030 (d)                              375             377
     6.096% due 08/21/2030 (d)                          127,449         127,589
Accredited Mortgage Loan Trust
     5.850% due 02/25/2030 (d)                           45,106          45,206
Ace Securities Corp.
     6.940% due 11/25/2028 (d)                            1,230           1,233
Advanta Mortgage Loan Trust
     5.263% due 05/25/2027 (d)                              667             664
     6.114% due 08/25/2029 (d)                            2,307           2,316
     5.425% due 11/25/2029 (d)                            1,586           1,588
     8.250% due 08/25/2030                                7,954           8,371
Advanta Revolving Home Equity Loan Trust
     6.988% due 01/25/2024 (d)                           22,049          22,123
     6.868% due 08/25/2024 (d)                           20,049          20,047
     6.898% due 02/25/2025 (d)                           12,535          12,544
Aerco Ltd.
     7.089% due 07/15/2025 (d)                           38,200          38,258
AESOP Funding II LLC
     5.830% due 11/20/2006 (d)                           15,500          15,418
AFC Home Equity Loan Trust
     7.808% due 10/25/2026 (d)                                3               3
American Express Credit Account Master Trust
     6.800% due 12/15/2003                                1,500           1,505
American Express Master Trust
     7.850% due 08/15/2005                                  220             237
American Stores Co.
     6.899% due 08/30/2004                               20,000          19,776
Americredit Automobile Receivable Trust
     5.304% due 10/12/2002                                1,913           1,915
     5.780% due 05/12/2003                               43,000          43,222
     5.443% due 09/05/2006 (d)                            5,000           5,017

104 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc.
     5.889% due 06/15/2030                           $   12,168     $    12,196
Amresco Residential Securities Mortgage Loan Trust
     6.775% due 05/25/2028 (d)                            1,661           1,662
Arcadia Automobile Receivables Trust
     6.250% due 09/15/2002                                4,773           4,781
     6.300% due 07/15/2003                               25,821          25,982
     6.900% due 12/15/2003                               20,519          20,838
Associates Manufactured Housing
     7.000% due 03/15/2027                                1,492           1,499
Banc One Heloc Trust
     6.880% due 04/20/2020 (d)                           38,373          38,390
Banc One Home Equity Trust
     6.460% due 06/25/2029                                2,333           2,327
BankBoston Home Equity Loan Trust
     6.280% due 11/25/2010                                    6               6
Bayview Financial Acquisition Trust
     7.170% due 02/25/2029 (d)                            4,308           4,328
     6.130% due 11/25/2029 (d)                           10,626          10,626
     7.002% due 02/25/2030 (d)                           20,512          20,519
     5.920% due 07/25/2030 (d)                           61,806          61,806
     5.920% due 11/25/2030 (d)                           42,300          42,300
BMCA Receivables Master Trust
     6.840% due 09/20/2002 (d)                           12,000          11,993
Brazos Student Loan Finance Co.
     6.190% due 06/01/2023 (d)                           55,700          55,576
     7.170% due 12/01/2025 (d)                           36,780          36,554
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                  207             210
     5.905% due 12/15/2005                                  125             125
Captec Franchise Trust
     7.892% due 10/15/2010                                1,291           1,344
Champion Home Equity Loan Trust
     6.908% due 03/25/2029 (d)                            4,285           4,285
     5.930% due 09/25/2029                               13,214          13,238
Charming Shoppes Master Trust
     7.069% due 08/15/2008 (d)                              250             251
Chase Credit Card Master Trust
     6.660% due 01/15/2007                                  645             674
Chase Funding Mortgage Loan Asset-Backed Certificates
     6.840% due 10/25/2030 (d)                           54,966          54,963
Chase Manhattan Grantor Trust
     6.610% due 09/15/2002                                  214             215
Community Program Loan Trust
     4.500% due 10/01/2018                               23,416          22,120
     4.500% due 04/01/2029                               26,000          21,474
Compucredit Credit Card Master Trust
     5.789% due 03/15/2007 (d)                           16,000          16,000
Conseco Finance
     7.520% due 05/15/2014                               23,994          24,286
     7.800% due 05/15/2020                                  175             185
     5.534% due 10/15/2031 (d)                           27,148          27,244
Conseco Finance Home Loan Trust
     6.980% due 06/15/2011                               12,305          12,409
     8.080% due 02/15/2022                               20,300          21,326
Conseco Finance Lease LLC
     7.250% due 04/20/2003                               25,500          25,772
Conseco Finance Securitizations Corp.
     8.850% due 12/01/2030                               20,000          22,451
     7.180% due 05/01/2032                               18,072          18,303
     7.970% due 05/01/2032                               25,600          26,956
     8.310% due 05/01/2032                               48,800          52,721
Contimortgage Home Equity Loan Trust
     6.420% due 04/25/2014                                   63              63
     6.400% due 06/15/2014                                  489             489
     6.770% due 01/25/2018                               41,700          42,221
     6.990% due 03/15/2021                                  350             356
     6.930% due 11/25/2022                               36,800          37,783
     7.220% due 01/15/2028                                   80              82
     6.760% due 06/15/2028 (d)                            1,607           1,603
     6.829% due 08/15/2028 (d)                              243             243
CPS Auto Trust
     6.000% due 08/15/2003                                   53              53
Cross Country Master Credit Card Trust II
     7.210% due 06/15/2006 (d)                              800             807
CS First Boston Mortgage Securities Corp.
     6.750% due 09/25/2028                                6,960           6,946
Daimler-Benz Auto Grantor Trust
     6.050% due 03/31/2005                                1,063           1,064
Delta Funding Home Equity Loan Trust
     6.140% due 03/15/2018                               13,888          13,902
     7.029% due 09/15/2029 (d)                            9,603           9,643
     6.940% due 06/15/2030 (d)                           31,426          31,425
Denver Arena Trust
     6.940% due 11/15/2019                                  272             261
Discover Card Master Trust I
     6.996% due 10/16/2013 (d)                              400             404
Duck Auto Grantor Trust
     5.650% due 03/15/2004                                2,361           2,369
     7.260% due 05/15/2005                               30,542          30,607
Embarcadero Aircraft Securitization Trust
     5.644% due 08/15/2025 (d)                           11,000          11,000
EQCC Home Equity Loan Trust
     6.050% due 01/25/2010                                   68              68
     6.548% due 04/25/2010                                  201             201
     5.770% due 05/20/2010                                   68              68
     6.780% due 10/15/2027 (d)                              641             640
Equivantage Home Equity Loan Trust
     6.550% due 10/25/2025                                   70              71
First Alliance Mortgage Loan Trust
     6.154% due 01/25/2025 (d)                              533             534
     5.960% due 03/20/2031 (d)                           11,816          11,831
First Omni Bank Credit Card Master Trust
     6.650% due 09/15/2003 (d)                            1,500           1,502
First Security Auto Grantor Trust
     5.970% due 04/15/2004                                   82              83
FMAC Loan Receivables Trust
     7.900% due 04/15/2019                                   20              21
     6.200% due 09/15/2020                                  133             134
     6.500% due 09/15/2020                                  209             195
     6.830% due 09/15/2020                                  680             657
Ford Credit Auto Owner Trust
     6.200% due 04/15/2002                                  153             153
GE Capital Equipment Lease Trust
     6.850% due 05/20/2008 (d)                              250             255
GMAC Mortgage Corp. Loan Trust
     7.089% due 11/18/2025 (d)                           38,438          38,586
     7.950% due 03/25/2030                               34,303          34,901
Green Tree Financial Corp.
     5.760% due 11/01/2018                                  145             142
     8.400% due 06/15/2025                                  152             153
     7.150% due 07/15/2027                                   24              24
     6.490% due 03/15/2028                               24,774          25,047
     6.420% due 11/15/2028                                  786             791
     6.870% due 02/01/2030                                1,620           1,543
     6.660% due 06/01/2030                                1,405           1,284
     5.600% due 12/01/2030                                  115             115
     6.480% due 12/01/2030                                   55              53
     5.510% due 02/01/2031                                   69              69
     7.860% due 04/01/2031                                  400             410
Green Tree Floorplan Receivables Master Trust
     5.921% due 11/15/2004 (d)                           46,000          46,014
Green Tree Home Improvement Loan Trust
     7.270% due 11/15/2029 (d)                            2,649           2,643
Green Tree Recreational, Equipment, & Consumables
     6.430% due 04/17/2006                                2,035           2,054
     6.715% due 02/01/2009                               30,412          30,875
     6.490% due 02/15/2018                                   13              13
     6.180% due 06/15/2019                                  184             187
Greenpoint Manufactured Housing
     7.270% due 06/15/2029                                  110             108
Harley-Davidson Eaglemark Motorcycle Trust
     5.250% due 07/15/2003                                   43              43
Headlands Home Equity Loan Trust
     5.814% due 12/15/2024 (d)                              397             400
HFC Home Equity Loan
     6.830% due 12/20/2016                                  152             152
Household Consumer Loan Trust
     7.040% due 08/15/2006 (d)                           17,025          16,440

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 105

Total Return Fund
March 31, 2001

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
IMC Home Equity Loan Trust
     7.497% due 07/25/2026 (d)                       $      589     $       603
     5.740% due 08/20/2029                                  141             141
IMPAC Secured Assets CMN Owner Trust
     7.770% due 07/25/2025                                2,000           2,046
Indymac Home Equity Loan Asset-Backed Trust
     6.888% due 10/25/2029 (d)                            4,942           4,953
     6.912% due 07/25/2030 (d)                            9,867           9,883
Indymac Manufactured Housing Contract
     6.170% due 12/25/2011                                4,190           4,204
Korea National Housing
     9.969% due 05/23/2001                                3,000           3,015
Long Beach Auto Receivables Trust
     6.940% due 09/19/2007                                3,322           3,400
Long Beach Mortgage Loan Trust
     5.240% due 04/21/2008 (d)                           11,486          11,497
Marriott Vacation Club Owner Trust
     5.930% due 09/20/2017 (d)                           77,038          76,976
Mellon Bank Home Equity
     6.520% due 07/25/2010                                  336             336
     5.900% due 10/25/2010                               10,932          10,955
Merit Securities Corp.
     6.160% due 07/28/2033                                4,398           4,398
     7.880% due 12/28/2033                               34,400          35,646
Metris Master Trust
     5.658% due 04/20/2006 (d)                           20,000          20,143
Metropolitan Asset Funding, Inc.
     7.081% due 04/25/2029 (d)                           12,231          12,063
Mid-State Trust
     8.330% due 04/01/2030                               58,707          63,259
MLCC Mortgage Investors, Inc.
     5.949% due 03/15/2025 (d)                              364             365
MMCA Automobile Trust
     6.300% due 06/15/2002                                  110             110
Morgan Stanley ABS Capital, Inc.
     6.930% due 08/25/2030 (d)                          143,211         143,479
MPC Natural Gas Funding Trust
     6.200% due 03/15/2013                                9,316           9,680
MSDWCC Heloc Trust
     6.908% due 09/25/2010 (d)                           35,556          35,457
Myra-United Mexican States
     6.438% due 10/20/2006 (d)                              378             366
     6.373% due 12/23/2006                                1,275           1,237
     6.488% due 12/23/2006 (d)                            7,051           6,840
     7.500% due 12/23/2006 (d)                            5,343           5,181
     7.750% due 12/23/2006 (d)                            3,208           3,111
     5.688% due 12/23/2006 (d)                              851             826
National Medical Care
     6.625% due 09/30/2003 (d)                           19,315          19,121
     6.313% due 09/30/2003                               11,381          11,267
New Holland Equipment Receivables Trust
     6.390% due 10/15/2002                                   84              85
New York City Tax Lien
     6.460% due 05/25/2005                                   87              87
NPF VI, Inc.
     6.220% due 06/01/2002                               17,150          16,941
NPF XII, Inc.
     7.050% due 06/01/2003                               50,750          51,495
     5.931% due 11/01/2003 (d)                           16,000          16,000
Option One Mortgage Loan Trust
     5.880% due 05/25/2029                                   32              32
     5.340% due 09/25/2030 (d)                           47,572          47,650
Provident Bank Equipment Lease Trust
     5.830% due 11/25/2011 (d)                           36,372          36,372
Provident Bank Home Equity Loan Trust
     6.920% due 06/25/2021 (d)                           32,539          32,597
Providian Gateway Master Trust
     5.380% due 03/15/2007                               28,900          28,900
     5.849% due 03/16/2009 (d)                           23,000          23,000
Providian Master Trust
     6.250% due 06/15/2007                                   25              26
PSB Lending Home Loan Owner Trust
     6.830% due 05/20/2018                                3,272           3,296
Residential Asset Mortgage Products, Inc.
     6.004% due 09/25/2030 (d)                           41,721          41,521
     7.980% due 12/25/2030                               24,463          25,541
Residential Asset Securities Corp.
     6.720% due 04/25/2014 (d)                               79              79
     6.960% due 07/25/2014                               12,477          12,478
     6.240% due 02/25/2017                                  902             901
     6.600% due 01/25/2020                               13,200          13,311
     7.075% due 09/25/2020                                  190             193
     8.000% due 09/25/2021 (d)                            5,060           5,210
     6.920% due 10/25/2027 (d)                            1,677           1,688
Residential Asset Securitization Trust
     6.750% due 03/25/2028                               40,000          39,683
Residential Funding Mortgage Securities, Inc.
    10.836% due 06/01/2001                               72,450          72,450
RJR Nabisco
     7.500% due 01/01/2002 (d)                           19,948          19,948
Ryder Vehicle Lease Trust
     6.430% due 01/15/2003                                  406             407
SallieMae
     5.936% due 04/25/2004 (d)                            3,049           3,053
     6.824% due 07/25/2004 (d)                              832             831
     5.901% due 10/25/2005 (d)                           18,203          18,205
     6.825% due 10/25/2005 (d)                           11,476          11,468
     6.628% due 04/25/2006 (d)                           69,553          69,441
Salomon Brothers Mortgage Securities VII
     7.020% due 09/25/2029 (d)(i)                           330             331
     5.584% due 11/15/2029 (d)                           17,045          17,117
     6.463% due 11/15/2029 (d)(i)                         7,800           7,823
Saxon Asset Securities Trust
     7.585% due 12/25/2014                                   45              45
     5.760% due 05/25/2029 (d)                            5,946           5,950
Sears Credit Account Master Trust
     6.050% due 01/15/2008                                  500             512
Southern Pacific Secured Assets Corp.
     5.700% due07/25/2029 (d)                            39,146          39,035
Standard Credit Card Master Trust
     8.250% due 11/07/2003                                   80              82
Team Fleet Financing Corp.
     7.350% due 05/15/2003                                   30              31
The Money Store Home Equity Trust
     7.550% due 02/15/2020                                  196             197
     6.345% due 11/15/2021                                  479             480
     6.490% due 10/15/2026                               10,354          10,495
Toyota Auto Lease Trust
     6.450% due 04/26/2004                                  300             300
UCFC Home Equity Loan
     8.200% due 09/15/2027                                   70              72
     6.870% due 07/15/2029                                   70              69
UCFC Manufactured Housing Contract
     6.680% due 01/15/2010 (d)                            1,785           1,786
UniCapital Equipment Contract
     6.540% due 07/23/2002                                8,657           8,665
USAA Auto Loan Grantor Trust
     6.150% due 05/15/2004                                  651             650
     5.800% due 01/15/2005                                1,772           1,784
WFS Financial Owner Trust
     6.411% due 07/20/2002                                7,817           7,829
     6.920% due 01/20/2004                               27,125          27,631
WMC Mortgage Loan
     7.070% due 10/15/2029                               74,741          74,787
                                                                    -----------
Total Asset-Backed Securities                                         2,838,269
(Cost $2,818,838)                                                   -----------

--------------------------------------------------------------------------------
   SOVEREIGN ISSUES 1.2%
--------------------------------------------------------------------------------
Hellenic Republic
     6.938% due 06/06/2001 (d)                           20,000          20,026
Hydro-Quebec
     7.375% due 02/01/2003                                  150             156
     6.875% due 09/29/2049 (d)                            2,000           1,787
Kingdom of Jordan
     6.000% due 12/23/2023                                7,000           5,330
Kingdom of Sweden
    10.250% due 11/01/2015                                  500             647
Province of Manitoba
     7.750% due 02/01/2002                                1,000           1,023

106 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Province of New Brunswick
     7.125% due 10/01/2002                        $       1,700     $     1,752
Province of Newfoundland
     9.000% due 06/01/2019                                  500             643
Province of Nova Scotia
     9.375% due 07/15/2002                                1,000           1,056
Province of Ontario
     7.750% due 06/04/2002                                  200             207
     7.625% due 06/22/2004                                1,000           1,068
     7.000% due 08/04/2005                                1,000           1,065
     6.000% due 02/21/2006                                1,800           1,846
     5.500% due 10/01/2008                               12,000          11,898
Province of Quebec
     7.500% due 07/15/2002                                6,000           6,206
     8.800% due 04/15/2003                                1,100           1,184
     6.810% due 06/11/2004 (d)                           15,500          15,501
     6.500% due 01/17/2006                                2,000           2,091
     6.620% due 04/09/2026                               25,000          26,560
Republic of Argentina
     5.563% due 03/31/2005 (d)                           28,800          24,774
Republic of Brazil
     7.625% due 04/15/2006                              241,286         218,699
    10.125% due 05/15/2027                               14,000          10,640
Republic of Bulgaria
     3.000% due 07/28/2012 (d)                            3,624           2,744
     7.750% due 07/28/2024 (d)                              320             239
Republic of Croatia
     7.000% due 02/27/2002                                7,650           7,665
     7.750% due 07/31/2006 (d)                            2,911           2,846
     6.250% due 07/31/2010 (d)                           31,750          30,718
Republic of Kazakhstan
     8.375% due 10/02/2002                                5,000           5,104
Republic of Panama
     7.875% due 02/13/2002                                1,850           1,866
     7.733% due 05/10/2002 (d)                            1,975           1,991
     4.500% due 07/17/2014                                7,675           6,470
Republic of Peru
     3.750% due 03/07/2017                                3,000           1,868
     4.500% due 03/07/2017 (d)                            5,750           3,924
     3.750% due 03/07/2017                                8,000           5,002
Republic of Poland
     6.000% due 10/27/2014                                9,000           8,764
     3.500% due 10/27/2024 (d)                           53,940          38,972
     4.250% due 10/27/2024                                1,600           1,268
Republic of South Africa
     9.125% due 05/19/2009                               15,000          15,788
State of Israel
     6.200% due 06/14/2003                                   25              25
United Kingdom Gilt
     8.000% due 09/27/2013 (j)                            1,900           3,497
United Mexican States
     9.616% due 04/07/2004 (d)                           14,436          14,833
     8.500% due 02/01/2006                                3,781           3,866
     6.250% due 12/31/2019                                8,860           7,907
                                                                    -----------
Total Sovereign Issues                                                  519,516
(Cost $515,566)                                                     -----------
--------------------------------------------------------------------------------
   FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 3.1%
--------------------------------------------------------------------------------
Canada Treasury Bill
     0.000% due 04/12/2001                        C$         20              13
     0.000% due 05/10/2001                                  220             139
Commonwealth of New Zealand
     4.500% due 02/15/2016                        N$     73,000          32,372
Halifax Group Euro Finance
     7.627% due 12/29/2049                        EC      8,500           7,863
KBC Bank Fund Trust IV
     8.220% due 11/29/2049                               20,764          19,154
Korea Development Bank
     4.885% due 05/14/2001                        DM     70,000          31,365
     2.560% due 06/26/2001                        JY  4,000,000          31,889
Korea Electric Power Corp.
     3.882% due 10/31/2002 (d)                    DM     18,900           8,390
Lloyds TSB Capital
     7.375% due 02/07/2049                        EC     16,000          14,731
Newcourt Credit Group, Inc.
     7.625% due 06/28/2001                        C$      9,400           5,987
Republic of Austria
     5.500% due 01/15/2010 (j)                    EC        900             817
Republic of Brazil
     8.250% due 11/26/2001                                2,000           1,772
Republic of Germany
     5.000% due 05/20/2005                                  155             139
     4.125% due 07/04/2008 (j)                           15,500          13,205
     4.500% due 07/04/2009 (j)                           71,300          62,023
     5.375% due 01/04/2010 (j)                           35,300          32,476
     5.250% due 07/04/2010                              156,560         143,007
     5.250% due 01/04/2011 (j)                          294,780         269,108
     6.250% due 01/04/2024 (j)                          128,451         125,373
     6.500% due 07/04/2027 (j)                          198,710         200,816
     5.600% due 01/04/2028 (j)                          108,710          98,594
     6.250% due 01/04/2030 (j)                              100              99
Royal Bank of Scotland Group PLC
     8.300% due 03/31/2049                        BP     85,000         103,104
Treuhandanstalt
     6.250% due 03/04/2004                        EC         60              55
United Mexican States
     6.000% due 03/28/2002                        JY    100,000             830
     3.100% due 04/24/2002                            2,542,000          20,470
     8.750% due 05/30/2002                        BP     23,000          33,184
    10.375% due 01/29/2003                        DM        200              95
     7.000% due 06/02/2003                        C$     30,200          19,158
     7.432% due 04/07/2004 (d)                    EC     18,181          16,223
     6.750% due 06/06/2006                        JY  2,000,000          18,678
     7.500% due 03/08/2010                        EC      5,000           4,341
     1.103% due 12/31/2019 (d)                    JY  1,662,500          12,936
                                                                    -----------
Total Foreign Currency-Denominated Issues                             1,328,406
(Cost $1,374,968)                                                   -----------
--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
General National Mortgage Association (OTC)
     6.000% due 05/21/2031
     Strike @ 90.281 Exp. 05/04/2001               $    497,000               1
General National Mortgage Association (OTC)
     7.500% due 05/21/2031
     Strike @ 96.641 Exp. 05/04/2001                    940,000               2
Harborview Mortgage Loan Trust (OTC)
     7.470% due 08/19/2030
     Strike @ 100.000 Exp. 05/01/2005                    22,975               0
                                                                    -----------
Total Purchased Put Options                                                   3
(Cost $112)                                                         -----------
--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Banking & Finance 0.0%
Bell Atlantic Financial Services
     5.750% due 04/01/2003                                1,500           1,505
Cox Communications, Inc.
     0.426% due 04/19/2020                                   25          10,063
                                                                    -----------
Total Convertible Bonds & Notes                                          11,568
(Cost $14,839)                                                      -----------
--------------------------------------------------------------------------------
   PREFERRED SECURITY 0.8%
--------------------------------------------------------------------------------

                                                         Shares
DG Funding Trust
     7.150% due 12/29/2049 (d)                           35,150         358,530
                                                                    -----------
Total Preferred Security                                                358,530
(Cost $351,502)                                                     -----------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 107

Total Return Fund
March 31, 2001

                                                                          Value
                                                         Shares          (000s)
--------------------------------------------------------------------------------
PREFERRED STOCK 0.2%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya International
     9.750% due 12/31/2049                              266,217     $     6,909
Centaur Funding Corp.
     9.080% due 04/21/2020                                  125             131
CSC Holdings, Inc.
    11.125% due 04/01/2008                               27,038           2,947
Fortis Amev NV
     6.430% due 12/31/2049                                   85          11,220
     5.080% due 12/31/2049 (d)                               86          11,352
Home Ownership Funding
    13.331% due 12/31/2049                                1,125             849
SI Financing Trust I
     9.500% due 06/30/2026                              396,194          10,024
TCI Communications, Inc.
     9.720% due 12/31/2036                              622,553          15,844
    10.000% due 05/31/2045                               49,000           1,230
                                                                    -----------
Total Preferred Stock                                                    60,506
(Cost $60,018)                                                      -----------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 11.8%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)
Certificates of Deposit 0.1%
Mexico Credit Link
     11.384% due 02/22/2002                       $      29,500          30,247
     11.804% due 02/25/2002                               2,000           2,088
                                                                    -----------
                                                                         32,335
                                                                    -----------
Commercial Paper 11.2%
Abbey National North America
     5.500% due 04/10/2001                               31,500          31,462
     5.090% due 04/19/2001                                2,400           2,394
     5.340% due 04/19/2001                                1,500           1,496
     5.350% due 04/19/2001                                6,800           6,783
     5.450% due 04/19/2001                                1,100           1,097
     5.420% due 04/26/2001                                2,200           2,192
     5.345% due 05/02/2001                              126,400         125,837
     5.050% due 08/01/2001                                2,000           1,967
     5.060% due 08/01/2001                                1,000             984
     4.930% due 08/01/2001                               35,000          34,426
     5.010% due 08/06/2001                                  700             688
     5.040% due 08/06/2001                               41,800          41,089
     5.020% due 08/07/2001                               74,200          72,928
     5.050% due 08/08/2001                                3,700           3,636
     5.040% due 08/08/2001                                  600             590
     5.020% due 08/08/2001                                6,700           6,584
     5.010% due 08/08/2001                               17,100          16,805
Abbey National PLC
     5.240% due 04/10/2001                                  200             200
     4.870% due 05/02/2001                               16,800          16,732
     5.070% due 05/02/2001                                2,100           2,091
     4.700% due 09/05/2001                                3,500           3,428
     4.710% due 09/06/2001                               16,800          16,451
Abbott Laboratories
     5.100% due 04/05/2001                               19,600          19,592
ABN Amro North America Finance, Inc.
     5.340% due 04/02/2001                                  600             600
Alcoa, Inc.
     5.310% due 04/02/2001                               11,300          11,300
     5.300% due 04/10/2001                               40,000          39,953
     5.170% due 04/11/2001                                  800             799
     5.300% due 04/20/2001                                  439             438
     5.170% due 04/25/2001                                  300             299
American Express Co.
     5.150% due 04/04/2001                              169,700         169,651
     5.240% due 04/04/2001                                1,000           1,000
     5.300% due 04/04/2001                               32,500          32,490
     5.320% due 04/04/2001                               49,400          49,385
     5.620% due 04/06/2001                                3,700           3,698
     6.240% due 04/06/2001                                2,600           2,598
     5.490% due 04/06/2001                                  800             800
     5.410% due 04/06/2001                                  300             300
     6.360% due 04/06/2001                                  600             600
     4.950% due 04/27/2001                                  100             100
     4.840% due 05/15/2001                                8,000           7,954
     4.860% due 05/15/2001                                4,900           4,872
Anz, Inc.
     5.410% due 04/18/2001                                3,400           3,392
Becton Dickinson & Co.
     5.250% due 04/11/2001                                2,400           2,397
     6.110% due 04/25/2001                                2,200           2,191
     5.350% due 04/25/2001                                   23              23
     4.920% due 06/20/2001                                  400             396
     4.940% due 07/25/2001                                1,500           1,477
     4.800% due 07/25/2001                                5,300           5,218
Bellsouth Capital Funding Corp.
     5.340% due 04/11/2001                               32,300          32,257
Campbell Soup Co.
     5.440% due 04/16/2001                                  200             200
CBA (de) Finance
     5.340% due 04/11/2001                                3,900           3,895
     4.960% due 04/23/2001                               19,300          19,244
     4.990% due 04/23/2001                                6,300           6,282
     5.040% due 04/23/2001                                  100             100
     5.020% due 08/09/2001                                1,800           1,769
     5.040% due 08/09/2001                                3,400           3,339
CDC
     5.130% due 04/25/2001                                1,000             997
     5.460% due 04/25/2001                                  600             598
Coca-Cola Co.
     5.100% due 04/02/2001                                3,300           3,300
     4.990% due 04/12/2001                                  100             100
     5.080% due 04/12/2001                                4,400           4,394
     4.580% due 07/12/2001                                  500             493
     4.600% due 07/12/2001                                2,500           2,465
E.I. Du Pont
     5.170% due 04/05/2001                               27,500          27,480
Executive Jet, Inc.
     4.940% due 04/18/2001                                1,900           1,896
     4.960% due 04/25/2001                               15,350          15,301
     4.960% due 04/27/2001                               10,000           9,966
     5.330% due 05/23/2001                                1,200           1,191
     4.860% due 06/27/2001                               10,000           9,884
     5.280% due 06/27/2001                                6,600           6,523
     4.970% due 08/01/2001                               35,000          34,426
     5.040% due 08/08/2001                                3,100           3,046
     5.030% due 08/08/2001                                9,000           8,845
Exxon Mobil
     5.390% due 04/04/2001                                2,700           2,699
     5.140% due 04/04/2001                                5,500           5,498
Fannie Mae
     5.810% due 05/24/2001                                5,300           5,256
     4.890% due 06/07/2001                                  400             396
     4.720% due 08/15/2001                               40,600          39,864
     4.685% due 09/06/2001                               19,300          18,899
Federal Farm Credit Bank
     4.630% due 08/29/2001                                3,000           2,941
     4.650% due 08/29/2001                                8,500           8,332
Federal Home Loan Bank
     4.980% due 04/05/2001                               50,000          49,987
     4.910% due 05/11/2001                                  326             324
     4.675% due 09/07/2001                                5,200           5,092
Freddie Mac
     4.980% due 04/02/2001                               17,900          17,893
     4.950% due 04/03/2001                                2,000           2,000
     5.250% due 04/17/2001                                  263             262
     5.320% due 04/26/2001                                3,000           2,989
     6.320% due 04/26/2001                                  325             324
     4.700% due 05/16/2001                               72,500          72,084
Gannett Co.
     4.990% due 04/11/2001                               56,400          56,330
     5.090% due 04/11/2001                                8,500           8,489
     5.000% due 04/20/2001                               34,100          34,015

108 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
General Electric Capital Corp.
     5.200% due 04/03/2001                        $      45,300     $    45,293
     5.090% due 04/03/2001                                  800             800
     4.990% due 04/03/2001                                  200             199
     5.410% due 04/03/2001                                6,400           6,399
     4.970% due 04/04/2001                                3,700           3,699
     4.990% due 04/04/2001                                  800             800
     5.170% due 04/04/2001                                  300             300
     5.350% due 04/04/2001                                6,700           6,698
     5.370% due 04/04/2001                                4,400           4,399
     5.390% due 04/04/2001                                6,800           6,798
     5.480% due 04/05/2001                                2,900           2,899
     5.440% due 04/18/2001                                  400             398
     5.200% due 04/18/2001                                1,600           1,596
     5.190% due 04/18/2001                                1,100           1,098
     4.980% due 04/25/2001                                2,300           2,293
     5.450% due 04/25/2001                                  500             498
     5.370% due 04/25/2001                                3,000           2,990
     5.330% due 04/25/2001                                3,300           3,289
     5.320% due 04/25/2001                               11,500          11,461
     5.470% due 04/25/2001                               60,400          60,189
     5.020% due 04/25/2001                                1,000             997
     4.940% due 04/25/2001                                1,600           1,594
     4.900% due 04/25/2001                               54,200          54,030
     0.040% due 04/25/2001                                3,000           2,990
     5.090% due 04/25/2001                                1,500           1,495
     5.180% due 04/25/2001                                1,800           1,794
     5.350% due 05/09/2001                               53,500          53,206
     4.690% due 05/30/2001                                1,000             992
     5.480% due 05/30/2001                                5,000           4,959
     5.340% due 05/30/2001                                4,700           4,661
     4.940% due 05/30/2001                                  200             198
     4.780% due 05/30/2001                                  300             298
     4.870% due 05/30/2001                                3,000           2,975
     5.310% due 06/06/2001                                1,300           1,288
     5.520% due 06/06/2001                                4,200           4,162
     5.340% due 06/06/2001                                1,300           1,288
     5.140% due 06/06/2001                                7,800           7,729
     5.130% due 06/06/2001                                2,400           2,378
     5.920% due 06/06/2001                               32,900          32,601
     5.220% due 06/06/2001                                  900             892
     4.600% due 07/18/2001                                3,300           3,255
     5.000% due 08/15/2001                                  200             196
     4.930% due 08/22/2001                               83,000          81,425
Gillette Co.
     5.060% due 04/17/2001                                  200             200
     5.440% due 04/17/2001                                9,400           9,379
     4.910% due 08/21/2001                                1,100           1,079
Glaxo Wellcome
     4.970% due 04/30/2001                               79,500          79,193
Goldman Sachs Group
     4.540% due 09/19/2001                                  100              98
Halifax Building Society
     5.220% due 04/18/2001                                  300             299
     5.350% due 04/18/2001                               14,400          14,366
     5.370% due 04/18/2001                                2,300           2,295
     5.390% due 04/18/2001                                4,100           4,090
     5.480% due 04/18/2001                                4,800           4,788
     5.010% due 05/30/2001                                1,200           1,190
     4.950% due 08/01/2001                               35,800          35,213
     5.000% due 08/02/2001                               25,000          24,587
     5.080% due 08/08/2001                                3,500           3,437
     5.050% due 08/08/2001                                2,900           2,850
     4.700% due 09/04/2001                               11,000          10,774
Heinz Corp.
     4.890% due 05/01/2001                                1,200           1,195
KFW International Finance, Inc.
     5.090% due 04/23/2001                                3,800           3,789
     5.340% due 04/24/2001                                2,200           2,193
     5.320% due 05/30/2001                                1,500           1,488
     4.910% due 05/30/2001                                4,100           4,066
     5.270% due 05/30/2001                                4,300           4,265
     5.820% due 06/06/2001                               20,000          19,818
     5.260% due 06/06/2001                                  200             198
     5.460% due 06/06/2001                                4,000           3,964
     4.930% due 07/30/2001                               40,000          39,354
     5.000% due 08/08/2001                                3,700           3,636
     5.010% due 08/08/2001                                1,200           1,179
     5.070% due 08/08/2001                                1,200           1,179
Monsanto Co.
     5.210% due 04/11/2001                                1,000             999
     4.970% due 08/08/2001                                1,100           1,081
     4.980% due 08/15/2001                                2,000           1,963
     4.650% due 08/16/2001                                2,200           2,160
     4.920% due 08/16/2001                                6,650           6,529
     4.800% due 08/27/2001                               40,000          39,217
     5.020% due 08/29/2001                               20,000          19,604
Morgan Stanley Group, Inc.
     5.050% due 04/11/2001                              175,100         174,879
     4.950% due 04/25/2001                                  500             498
Motorola, Inc.
     6.210% due 04/20/2001                                  200             199
National Australia Funding
     5.070% due 04/04/2001                                2,123           2,122
     5.100% due 04/05/2001                              184,900         184,821
National Rural Utilities Cooperative Finance Corp.
     5.190% due 04/11/2001                                4,100           4,095
     5.140% due 04/11/2001                                5,100           5,093
     4.870% due 04/11/2001                                5,200           5,194
     4.940% due 04/11/2001                                1,600           1,598
     4.920% due 04/17/2001                                4,700           4,690
     5.250% due 05/24/2001                                  190             189
     5.340% due 05/24/2001                                1,000             992
     5.300% due 05/24/2001                                2,600           2,580
     5.240% due 05/24/2001                                1,400           1,389
     5.180% due 05/24/2001                                  300             298
     4.820% due 05/24/2001                               23,500          23,336
     4.810% due 05/24/2001                                  200             199
     5.290% due 05/24/2001                                4,500           4,466
     4.880% due 05/25/2001                                8,900           8,836
     4.910% due 05/25/2001                               42,000          41,696
     4.550% due 08/24/2001                                  400             393
     5.070% due 08/24/2001                                2,600           2,547
Reseau Ferre De France
     4.590% due 07/25/2001                                1,700           1,674
     4.620% due 07/25/2001                                3,500           3,446
     4.620% due 08/16/2001                                8,900           8,738
SBC Communications, Inc.
     5.300% due 04/03/2001                               50,300          50,293
     5.330% due 04/04/2001                                  400             400
     5.340% due 04/04/2001                               12,000          11,996
     5.290% due 04/10/2001                               12,400          12,385
     5.330% due 04/16/2001                               22,000          21,954
Swedbank, Inc.
     5.390% due 04/12/2001                                2,000           1,997
     5.080% due 04/12/2001                                  980             979
     5.370% due 04/12/2001                                3,800           3,794
     5.160% due 04/23/2001                                2,300           2,293
     4.930% due 04/25/2001                               12,400          12,361
     5.140% due 04/25/2001                                3,200           3,189
     4.860% due 05/30/2001                               20,000          19,836
     5.010% due 05/30/2001                                7,400           7,339
     5.290% due 05/30/2001                                1,700           1,686
     5.340% due 05/30/2001                                2,600           2,579
     5.370% due 05/30/2001                                1,000             992
     5.000% due 08/06/2001                               12,200          11,992
     5.010% due 08/06/2001                               12,700          12,484
     4.850% due 08/06/2001                                2,100           2,064
     5.020% due 08/08/2001                               23,200          22,799
     5.060% due 08/08/2001                                4,600           4,521
     5.100% due 08/08/2001                                6,600           6,486
     4.890% due 08/08/2001                                1,600           1,572
     5.010% due 08/09/2001                               27,600          27,120
     4.790% due 08/15/2001                                8,600           8,444
     4.630% due 08/23/2001                                1,300           1,275
     4.900% due 08/23/2001                                6,000           5,885
     4.700% due 09/05/2001                                1,300           1,273
     4.740% due 09/05/2001                               14,100          13,809

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 109

Total Return Fund
March 31, 2001

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
UBS Finance, Inc.
     0.400% due 04/02/2001                        $      15,000     $    15,000
     5.400% due 04/02/2001                              403,600         403,600
     5.300% due 04/04/2001                              101,000         100,970
     5.010% due 04/18/2001                                  300             299
     5.340% due 04/18/2001                                4,400           4,389
     5.460% due 04/18/2001                                1,600           1,595
     5.360% due 05/07/2001                               20,000          19,832
     5.410% due 05/16/2001                                3,800           3,774
     5.340% due 05/16/2001                               16,000          15,895
     5.350% due 05/16/2001                                4,200           4,172
     5.820% due 05/30/2001                              273,700         271,453
     5.510% due 06/06/2001                                9,200           9,116
     5.830% due 06/06/2001                                1,000             991
     5.920% due 06/06/2001                               93,600          92,748
     5.520% due 06/06/2001                                2,900           2,874
     5.240% due 06/06/2001                                4,300           4,261
     5.190% due 06/06/2001                               12,000          11,890
     5.340% due 06/06/2001                                2,300           2,279
     4.670% due 06/13/2001                               63,000          62,316
     4.940% due 06/13/2001                                2,200           2,178
     4.970% due 06/13/2001                                  300             297
     5.160% due 06/13/2001                                7,100           7,029
     5.190% due 06/13/2001                                2,400           2,376
     5.290% due 06/13/2001                              125,000         123,753
     4.970% due 08/01/2001                               57,000          56,065
     5.010% due 08/01/2001                               35,600          35,016
     5.050% due 08/01/2001                                1,600           1,574
     4.550% due 08/02/2001                                2,400           2,360
     5.040% due 08/02/2001                               42,000          41,305
     5.050% due 08/02/2001                                5,000           4,917
     5.070% due 08/02/2001                                9,900           9,730
     4.790% due 08/07/2001                                  100              98
     5.030% due 08/07/2001                              248,500         244,241
     5.030% due 08/08/2001                               35,000          34,396
     5.070% due 08/08/2001                                6,600           6,486
     5.040% due 08/08/2001                                7,800           7,665
     4.900% due 08/08/2001                                  200             197
     5.050% due 08/08/2001                                  300             295
     5.010% due 08/08/2001                               29,600          29,089
     4.590% due 08/15/2001                                2,100           2,062
     4.760% due 08/15/2001                                1,100           1,080
     4.820% due 08/15/2001                                3,100           3,044
     4.740% due 09/04/2001                              125,000         122,435
     4.750% due 09/05/2001                                6,500           6,366
     4.740% due 09/05/2001                                9,500           9,304
     4.740% due 09/06/2001                               44,400          43,478
     4.740% due 09/12/2001                               65,000          63,604
Verizon Global Funding
     5.320% due 04/02/2001                                1,700           1,700
     5.310% due 04/05/2001                                2,600           2,599
     5.340% due 04/05/2001                                5,300           5,298
     4.960% due 05/04/2001                                  700             697
     5.010% due 05/16/2001                                4,800           4,771
     4.980% due 05/25/2001                                  400             397
     4.750% due 06/15/2001                                  300             297
Walt Disney Co.
     4.690% due 08/07/2001                                1,800           1,769
     4.900% due 08/07/2001                                3,400           3,342
Williams Cos., Inc.
     7.231% due 04/10/2001                               23,200          23,209
     7.231% due 04/10/2001                               10,700          10,700
     7.231% due 04/10/2001                               10,300          10,304
Wisconsin Electric Power & Light
     5.040% due 04/12/2001                                  200             200
     5.100% due 04/12/2001                                  800             799
                                                                    -----------
                                                                      4,774,003
                                                                    -----------
Repurchase Agreement 0.4%
Daiwa Securities
     5.150% due 04/02/2001                              165,000         165,000
     (Dated 03/30/2001. Collateralized by                           -----------
     U.S. Treasury Bills
     4.420% due 09/13/2001 valued at $168,527
     Repurchase proceeds are $165,071.)

U.S. Treasury Bills 0.1%
     5.073% due 05/17/2001 (b)                           21,685          21,566
                                                                    -----------

Total Short-Term Instruments                                          4,992,904
(Cost $4,992,031)                                                   -----------

Total Investments (a) 151.2%                                        $64,127,213
(Cost $63,623,558)

Written Options (c) (0.1%)                                              (42,637)
(Premiums $35,755)

Other Assets and Liabilities (Net) (51.1%)                          (21,679,183)
                                                                    -----------

Net Assets 100.0%                                                   $42,405,393
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $63,665,744 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $   781,956

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (353,054)
                                                                    -----------

Unrealized appreciation-net                                         $   428,902
                                                                    -----------

(b) Securities with an aggregate market value of $246,132 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                           # of    Appreciation/
Type                                                  Contracts   (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2002)                          762     $       429
Eurodollar June Futures (06/2002)                         8,899           1,470
Eurodollar September Futures (09/2002)                    8,899           1,289
Eurodollar December Futures (12/2002)                     8,899             984
Eurodollar March Futures (03/2003)                        8,137             586
Municipal Bond (06/2001)                                    711            (513)
EuroBond 10 Year Note (06/2001)                          30,855          30,576
U.S. Treasury 5 Year Note (06/2001)                      11,913          (6,762)
U.S. Treasury 10 Year Note (06/2001)                        219              67
U.S. Treasury 30 Year Bond (06/2001)                     26,537          (7,889)
Euribor Futures (06/2001)                                   823           1,454
Euribor Futures (03/2002)                                 4,117           4,313
Government of Japan 10 Year Note (06/2001)                   39             (41)
United Kingdom 90 Day LIBOR Futures (03/2002)               275             219
United Kingdom 90 Day LIBOR Futures (06/2002)               275             207
United Kingdom 90 Day LIBOR Futures (09/2002)               275             190
United Kingdom 90 Day LIBOR Futures (12/2002)               275             199
                                                                    -----------
                                                                    $    26,778
                                                                    -----------

110 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

(c) Premiums received on written options:

                                                     # of
Type                                            Contracts    Premium      Value
--------------------------------------------------------------------------------
Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 05/25/2001             93,100,000  $     894  $   1,621

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 05/25/2001            186,100,000      1,795      3,240

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 05/30/2001            253,000,000      2,459      4,602

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 05/30/2001             84,300,000        773      1,533

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 05/31/2001            168,800,000      1,563      3,070

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.88 Exp. 06/04/2001            244,200,000      1,444      4,617

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.82 Exp. 11/21/2001             74,600,000      2,286      1,028

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.82 Exp. 11/22/2001             92,700,000      2,718      1,283

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.82 Exp. 11/27/2001             74,600,000      2,137      1,056

Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.82 Exp. 12/03/2001             93,600,000      1,937      1,358

Put - CME Eurodollar December Futures
     Strike @ 95.00 Exp. 12/17/2001                 1,714        720        514

Put - CME Eurodollar December Futures
     Strike @ 95.25 Exp. 12/17/2001                 9,545      4,772      5,250

Call - CBOT U.S.Treasury Note June Futures
     Strike @ 107.00 Exp. 05/26/2001                1,885      1,198      1,590

Call - CBOT U.S. Treasury Note June Futures
     Strike @ 108.00 Exp. 05/26/2001               13,125      7,161      7,177

Put - CBOT U.S. Treasury Note June Futures
     Strike @ 105.00 Exp. 05/26/2001                5,303      2,906      3,397

Put - CBOT U.S. Treasury Note December Futures
     Strike @ 105.00 Exp. 12/17/2001                1,734        993      1,301
                                                           --------------------
                                                           $  35,755  $  42,637
                                                           --------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at March 31, 2001:

                                 Principal
                                    Amount                           Unrealized
                                Covered by        Settlement      Appreciation/
Type         Currency             Contract             Month     (Depreciation)
--------------------------------------------------------------------------------
Sell               C$               36,714           04/2001      $         460
Buy                EC            1,338,388           04/2001            (64,986)
Sell                             1,335,461           04/2001             16,412
Buy                              1,059,188           06/2001             (3,998)
Sell               BP               96,680           05/2001              4,711
Buy                HF            2,000,000           09/2001               (153)
Buy                JY          104,105,954           04/2001            (19,233)
Sell                           104,105,954           04/2001             19,353
Sell                           103,755,954           06/2001             16,401
Sell               N$               50,890           04/2001                881
                                                                   -------------
                                                                   $    (30,152)
                                                                   -------------
(g) Principal amount denoted in indicated currency:

     BP - British Pound
     C$ - Canadian Dollar
     DM - German Mark
     EC - Euro
     HF - Hungarian Forint
     JY - Japanese Yen
     N$ - New Zealand Dollar

(h) Swap agreements outstanding at March 31, 2001:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on $13,033,000 notional amount with 3-month LIBOR plus 1.600% and pay
$25,000,000 notional amount with a fixed rate equal to 0.426%.

Broker: Lehman Brothers
Exp. 04/19/2005                                   $      13,033     $         1

Receive floating rate based on 3-month LIBOR plus
0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                          35,000          (1,647)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                    JY11,635,000          (8,598)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                       7,563,000          (5,627)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                      51,000,000         (21,103)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008                                         377,000            (121)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007                                       1,500,000            (550)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008                                         580,000            (184)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%.

Broker: Goldman Sachs
Exp. 10/07/2007                                      24,500,000         (18,409)


                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 111

Total Return Fund
March 31, 2001

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.495%.

Broker: Goldman Sachs
Exp. 09/16/2008                                   JY  7,000,000     $    (1,957)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2006                                    $    385,300           4,258

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2011                                   JY  1,389,000            (488)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 06/15/2006                                    $    797,200           2,399

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%.

Broker: Merrill Lynch
Exp. 01/11/2001                                   JY 10,000,000          (3,167)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.

Broker: Morgan Stanley Dean Witter
Exp. 01/11/2001                                      42,373,000         (13,860)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                      48,070,000         (15,915)

Receive a fixed rate equal to 5.633% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/02/2004                                   BP    211,900           2,770

Receive a fixed rate equal to 5.626% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 02/02/2004                                         716,100           9,200

Receive a fixed rate equal to 5.560% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 02/27/2003                                         241,400           1,249

Receive a fixed rate equal to 5.387% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 02/28/2003                                          10,000              48

Receive a fixed rate equal to 5.405% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/28/2003                                         200,000           1,042

Receive a fixed rate equal to 5.518% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 02/28/2004                                   BP     52,600     $       491

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/02/2004                                          96,500             873

Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/02/2004                                          52,200             472

Receive a fixed rate equal to 5.478% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/08/2004                                         500,000           4,145

Receive a fixed rate equal to 5.471% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                       1,020,300           6,403

Receive a fixed rate equal to 5.484% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan
Exp. 03/15/2006                                         421,100           2,581

Receive a fixed rate equal to 5.421% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 03/15/2006                                         147,000             821

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.220%.

Broker: J.P. Morgan
Exp. 09/19/2002                                         280,500              32

Receive a fixed rate equal to 5.308% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan
Exp. 03/19/2006                                         280,500          (1,456)

Receive a fixed rate equal to 5.305% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                         629,900          (2,716)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.215%.

Broker: Goldman Sachs
Exp. 09/19/2002                                         629,900               5

Receive a fixed rate equal to 5.207% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan
Exp. 03/15/2004                                         197,100            (349)


112 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

Receive a fixed rate equal to 5.207% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Dean Witter
Exp. 03/15/2004                                   BP    167,300     $      (296)

Receive a fixed rate equal to 9.250% and pay a fixed rate equal to 5.050%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 05/03/2001                                    $      6,000            (201)

Receive fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.750% due 10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                          50,000               3

Receive fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                          20,000               1

Receive fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                          10,000               0

Receive fixed rate equal to 5.600% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/04/2001                                          25,000              14

Receive fixed rate equal to 5.850% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/17/2001                                          10,000               6

Receive fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due 11/16/2006.

Broker: Lehman Brothers
Exp. 04/18/2003                                          25,000               1

Receive fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of the Republic of Brazil based on 6-month LIBOR plus 0.813% due 04/15/2006.

Broker: Credit Suisse First Boston International
Exp. 05/03/2001                                          50,000             415

Receive fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002                                          50,000               7

Receive fixed rate equal to 0.100% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp.
7.250% due 02/02/2005.

Broker: J.P. Morgan
Exp. 05/19/2001                                          50,000               1

Receive fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002                                          50,000               8

Receive fixed rate equal to 0.500% and the Fund will pay to the counterparty at par in the event of default of Raytheon Corp. 6.500% due 07/15/2005.

Broker: Merrill Lynch
Exp. 06/30/2001                                          25,000               1
                                                                    ------------
                                                                    $   (59,395)
                                                                    ------------
(i) Principal amount of the security is adjusted for inflation.

(j) Subject to financing transaction.

(k) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(l) Restricted security.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 113

PIMCO Schedule of Investments Class D
Total Return Mortgage Fund
March 31, 2001

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (b)
     3.625% due 07/15/2002                        $          55     $        55
                                                                    -----------
Total U.S. Treasury Obligations                                              55
(Cost $55)                                                          -----------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 123.7%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 48.6%
Chase Mortgage Finance Corp.
     7.000% due 07/25/2024                                  477             477
     6.550% due 08/25/2028                                  576             580
     6.250% due 12/25/2028                                  334             304
Citicorp Mortgage Securities, Inc.
     6.500% due 05/25/2030                                  295             293
Countrywide Alternative Loan Trust
     6.750% due 08/25/2028                                   85              85
Countrywide Home Loans
     6.750% due 11/25/2027                                   10              10
     6.500% due 03/25/2029                                  100              96
     7.750% due 01/25/2031                                  249             256
DLJ Mortgage Acceptance Corp.
     7.000% due 06/25/2028                                  138             141
Fannie Mae
     6.900% due 08/25/2011                                  100             101
     6.500% due 02/25/2019                                  725             727
     7.750% due 08/25/2022                                   66              70
     7.500% due 03/25/2023                                  100             106
     7.625% due 04/25/2023 (d)                               25              25
     7.000% due 09/25/2023                                   17              17
     6.750% due 09/25/2023                                   55              54
     6.500% due 09/25/2023                                   37              37
     6.500% due 10/25/2023                                  217             209
     6.500% due 12/25/2023                                  176             168
     7.100% due 12/25/2023                                   72              72
     5.980% due 04/18/2028 (d)                              111             111
Freddie Mac
     6.000% due 06/15/2008                                  405             407
     4.500% due 03/15/2021                                   47              45
     3.500% due 12/15/2022                                   10               8
     6.500% due 12/15/2023                                   48              46
     6.500% due 03/15/2024                                  110             107
     6.900% due 04/15/2026                                  946             961
     8.000% due 06/15/2026                                   73              77
     6.500% due 05/15/2027                                   73              71
     7.000% due 01/15/2028                                  433             423
     6.000% due 10/15/2028                                  153             143
General Electric Capital Mortgage Services, Inc.
     5.250% due 11/25/2008                                1,117           1,119
     7.000% due 01/25/2028                                  100             101
     6.750% due 06/25/2028                                  200             199
Government National Mortgage Association
     7.500% due 04/20/2013                                1,507           1,507
     7.500% due 12/20/2022                                   70              71
     7.000% due 07/16/2026                                  180             182
Mellon Residential Funding Corp.
     6.580% due 07/25/2029 (d)                              410             415
Norwest Asset Securities Corp.
     6.250% due 09/25/2028                                  485             464
     6.250% due 01/25/2029                                  167             165
PNC Mortgage Securities Corp.
     6.750% due 09/25/2028                                1,099           1,093
Residential Accredit Loans, Inc.
     7.000% due 01/25/2028                                  306             308
Superannuation Members Home Loans Global Fund
     6.835% due 06/15/2026 (d)                              300             300
Vendee Mortgage Trust
     7.750% due 05/15/2022                                   39              41
                                                                    -----------
                                                                         12,192
                                                                    -----------

Fannie Mae 20.0%
     5.500% due 12/01/2030                                  990             940
     5.805% due 10/01/2028 (d)                              471             474
     6.483% due 11/01/2018 (d)                               40              40
     6.500% due 04/16/2031                                2,500           2,490
     7.000% due 05/14/2031                                  500             505
     7.217% due 08/01/2026 (d)                              120             124
     7.519% due 05/01/2023 (d)                              156             161
     8.114% due 04/01/2026 (d)                               57              58
     9.000% due 01/01/2020                                  215             229
                                                                    -----------
                                                                          5,021
                                                                    -----------
Federal Housing Administration 6.8%
     7.430% due 06/01/2019                                1,706           1,702
                                                                    -----------
Freddie Mac 15.3%
     6.000% due 10/01/2024-05/14/2031 (c)                 2,645           2,579
     6.759% due 02/01/2018 (d)                              144             144
     7.000% due 05/14/2031                                1,000           1,012
     7.894% due 11/01/2028 (d)                               96             100
                                                                    -----------
                                                                          3,835
                                                                    -----------
Government National Mortgage Association 32.2%
     7.125% due 10/20/2022 (d)                              128             132
     7.375% due 03/20/2016-03/20/2027 (c)(d)              1,184           1,200
     7.500% due 05/15/2027-04/23/2031 (c)                 4,616           4,729
     7.625% due 12/20/2021-11/20/2026 (c)(d)                218             224
     7.750% due 07/20/2022-07/20/2025 (c)(d)                475             487
     8.000% due 04/23/2031                                1,250           1,290
                                                                    -----------
                                                                          8,062
                                                                    -----------
Stripped Mortgage-Backed Securities 0.8%
Fannie Mae (IO)
     6.500% due 07/25/2007                                   37               1
Fannie Mae (PO)
     0.000% due 07/25/2022                                  264             204
                                                                    -----------
                                                                            205
                                                                    -----------
Total Mortgage-Backed Securities                                         31,017
(Cost $30,390)                                                      -----------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES 1.6%
--------------------------------------------------------------------------------
Bayview Financial Acquisition Trust
     6.103% due 07/25/2030 (d)                              179             179
MLCC Mortgage Investors, Inc.
     5.948% due 03/15/2025 (d)                              222             222
                                                                    -----------
Total Asset-Backed Securities                                               401
(Cost $400)                                                         -----------
--------------------------------------------------------------------------------
   CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Industrial 0.0%
Clear Channel Communications, Inc.
     1.500% due 12/01/2002                                   10               9
                                                                    -----------
Total Convertible Bonds & Notes                                               9
(Cost $10)                                                          -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 22.8%
--------------------------------------------------------------------------------
Commercial Paper 22.6%
Abbey National North America
     5.020% due 08/08/2001                                  300             295
American Express Credit Corp.
     5.620% due 04/06/2001                                  200             200
Becton Dickinson & Co.
     6.110% due 04/25/2001                                  400             398
Executive Jet, Inc.
     5.240% due 06/27/2001                                  500             494
General Electric Capital Corp.
     5.370% due 04/04/2001                                  100             100
     5.020% due 04/25/2001                                  400             399
Halifax PLC
     4.600% due 08/02/2001                                  700             688
KFW International Finance, Inc.
     5.450% due 04/24/2001                                  300             299
     5.010% due 08/08/2001                                  200             197
National Rural Utilities Cooperative Finance Corp.
     4.810% due 05/24/2001                                  700             696

114 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
SBC Communications, Inc.
     5.290% due 04/10/2001                        $         500     $       499
Swedbank, Inc.
     5.040% due 08/08/2001                                  400             393
UBS Finance, Inc.
     5.460% due 06/06/2001                                  600             595
     5.340% due 06/06/2001                                  400             396
                                                                    -----------
                                                                          5,649
                                                                    -----------
Repurchase Agreement 0.2%
State Street Bank
     4.600% due 04/02/2001                                   59              59
     (Dated 03/30/2001. Collateralized by Fannie Mae
     6.100% due 09/14/2001 valued at $61.
     Repurchase proceeds are $59.)
                                                                    -----------
Total Short-Term Instruments                                              5,708
(Cost $5,707)                                                       -----------

Total Investments (a) 148.3%                                        $    37,190
(Cost $36,562)

Other Assets and Liabilities (Net) (48.3%)                              (12,122)
                                                                    -----------

Net Assets 100.0%                                                   $    25,068
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $36,560 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $       640

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (10)
                                                                    -----------

Unrealized appreciation-net                                         $       630
                                                                    -----------
(b) Principal amount of the security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Variable rate security. The rate listed is as of March 31, 2001.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 115

PIMCO Financial Highlights Class D

                                                                                   Net Realized /
                                                  Net Asset Value                  Unrealized Gain  Total Income     Dividends from
Selected Per Share Data for                       Beginning of     Net Investment  (Loss) on        from Investment  Net Investment
the Year or Period Ended:                         Period           Income (Loss)   Investments      Operations       Income
California Intermediate Municipal Bond Fund
    03/31/2001                                    $   10.05        $   0.45 (a)    $   0.55 (a)     $   1.00         $  (0.42)
    01/31/2000 - 03/31/2000                            9.88            0.06 (a)        0.18 (a)         0.24            (0.07)
California Municipal Bond Fund
    07/31/2000 - 03/31/2001                       $   10.35        $   0.31 (a)    $   0.43 (a)     $   0.74         $  (0.31)
Convertible Fund
    08/01/2000 - 03/31/2001                       $   15.77        $  (0.05)(a)    $  (3.39)(a)     $  (3.44)        $  (0.20)
Emerging Markets Bond Fund
    03/31/2001                                    $    8.61        $   0.79 (a)    $   0.20 (a)     $   0.99         $  (0.80)
Foreign Bond Fund
    03/31/2001                                    $   10.03        $   0.53 (a)    $   0.51 (a)     $   1.04         $  (0.54)
    03/31/2000                                        10.63            0.59 (a)       (0.45)(a)         0.14            (0.59)
    04/08/1998 - 03/31/1999                           10.83            0.53 (a)        0.15 (a)         0.68            (0.53)
High Yield Fund
    03/31/2001                                    $   10.22        $   1.52 (a)    $  (0.99)(a)     $   0.53         $  (0.86)
    03/31/2000                                        11.23            0.89 (a)       (1.01)(a)        (0.12)           (0.88)
    04/08/1998 - 03/31/1999                           11.68            0.89 (a)       (0.45)(a)         0.44            (0.88)
Low Duration Fund
    03/31/2001                                    $    9.81        $   0.62 (a)    $   0.24 (a)     $   0.86         $  (0.64)
    03/31/2000                                        10.10            0.61 (a)       (0.29)(a)         0.32            (0.60)
    04/08/1998 - 03/31/1999                           10.19            0.60 (a)       (0.03)(a)         0.57            (0.60)
Municipal Bond Fund
    03/31/2001                                    $    9.47        $   0.43 (a)    $   0.56 (a)     $   0.99         $  (0.44)
    03/31/2000                                        10.12            0.42 (a)       (0.64)(a)        (0.22)           (0.43)
    04/08/1998 - 03/31/1999                            9.98            0.40 (a)        0.14 (a)         0.54            (0.40)
New York Municipal Bond Fund
    03/31/2001                                    $    9.94        $   0.44 (a)    $   0.77 (a)     $   1.21         $  (0.42)
    01/31/2000 - 03/31/2000                            9.79            0.07 (a)        0.15 (a)         0.22            (0.07)
Real Return Bond Fund
    03/31/2001                                    $    9.92        $   0.72 (a)    $   0.60 (a)     $   1.32         $  (0.76)
    03/31/2000                                         9.83            0.63 (a)        0.12 (a)         0.75            (0.64)
    04/08/1998 - 03/31/1999                            9.77            0.47 (a)        0.09 (a)         0.56            (0.44)
Short Duration Municipal Income Fund
    03/31/2001                                    $    9.98        $   0.41 (a)    $   0.17 (a)     $   0.58         $  (0.40)
    01/31/2000 - 03/31/2000                            9.99            0.06 (a)       (0.01)(a)         0.05            (0.06)
Short-Term Fund
    03/31/2001                                    $    9.95        $   0.62 (a)    $   0.09 (a)     $   0.71         $  (0.61)
    03/31/2000                                        10.03            0.55 (a)       (0.08)(a)         0.47            (0.55)
    04/08/1998 - 03/31/1999                           10.07            0.53 (a)       (0.03)(a)         0.50            (0.53)
StocksPLUS Fund
    03/31/2001                                    $   14.08        $  (0.05)(a)    $  (2.76)(a)     $  (2.81)        $  (0.24)
    03/31/2000                                        14.27            1.04 (a)        1.29 (a)         2.33            (1.04)
    04/08/1998 - 03/31/1999                           14.13            0.79 (a)        1.38 (a)         2.17            (0.79)
Strategic Balanced Fund
    03/31/2001                                    $   12.78        $   1.47 (a)    $  (2.49)(a)     $  (1.02)        $  (0.63)
    03/31/2000                                        12.75            0.71 (a)        0.47 (a)         1.18            (0.69)
    04/08/1998 - 03/31/1999                           12.65            0.79 (a)        0.60 (a)         1.39            (0.62)
Total Return Fund
    03/31/2001                                    $    9.96        $   0.64 (a)    $   0.56 (a)     $   1.20         $  (0.62)
    03/31/2000                                        10.36            0.60 (a)       (0.40)(a)         0.20            (0.58)
    04/08/1998 - 03/31/1999                           10.66            0.59 (a)        0.12 (a)         0.71            (0.59)
Total Return Mortgage Fund
    03/31/2001                                    $    9.97        $   0.59 (a)    $   0.63 (a)     $   1.22         $  (0.59)
    03/31/2000                                        10.19            0.54 (a)       (0.20)(a)         0.34            (0.55)
    04/08/1998 - 03/31/1999                           10.27            0.53 (a)        0.02 (a)         0.55            (0.53)

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.95%.

116 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


Dividends in    Distributions      Distributions in                                                                      Ratio of
Excess of Net   from Net           Excess of Net                                                                         Expenses to
Investment      Realized Capital   Realized Capital   Total           Net Asset Value                  Net Assets End    Average Net
Income          Gains              Gains              Distributions   End of Period     Total Return   of Period (000s)  Assets
$    0.00       $   (0.03)         $      0.00        $     (0.45)    $     10.60           10.21%     $    181            0.86%
     0.00            0.00                 0.00              (0.07)          10.05            2.39            10            0.85+(e)

$    0.00       $   (0.43)         $      0.00        $     (0.74)    $     10.35            7.82%     $     10            0.85%+

$    0.00       $    0.00          $     (0.70)       $     (0.90)    $     11.43          (22.62)%    $      8            1.05%

$    0.00       $    0.00          $     (0.40)       $     (1.20)    $      8.40           12.58%     $     11            1.33%

$    0.00       $    0.00          $     (0.21)       $     (0.75)    $     10.32           10.84%     $ 26,590            0.99%
     0.00           (0.15)                0.00              (0.74)          10.03            1.51         9,955            1.16 (c)
     0.00           (0.10)               (0.25)             (0.88)          10.63            6.46         8,513            0.95+

$   (0.01)           0.00          $      0.00        $     (0.87)    $      9.88            5.40%     $ 32,820            0.90%
    (0.01)           0.00                 0.00              (0.89)          10.22           (1.14)       23,601            0.90
    (0.01)           0.00                 0.00              (0.89)          11.23            4.00         9,065            0.90+

$    0.00            0.00          $      0.00        $     (0.64)    $     10.03            9.10%     $ 19,282            0.82%(b)
    (0.01)           0.00                 0.00              (0.61)           9.81            3.22        12,018            0.83 (b)
     0.00           (0.01)               (0.05)             (0.66)          10.10            5.77         6,481            0.75+

$    0.00            0.00          $      0.00        $     (0.44)    $     10.02           10.74%     $  1,414            0.85%
     0.00            0.00                 0.00              (0.43)           9.47           (2.16)        1,104            0.85
     0.00            0.00                 0.00              (0.40)          10.12            5.47           242            0.85+

$    0.00       $   (0.09)         $      0.00        $     (0.51)    $     10.64           12.44%     $    113            0.90%(g)
     0.00            0.00                 0.00              (0.07)           9.94            2.21            10            0.87+(f)

$    0.00       $   (0.08)         $      0.00        $     (0.84)    $     10.40           13.99%     $ 57,696            0.94%
     0.00           (0.02)                0.00              (0.66)           9.92            7.93        15,560            0.93
    (0.06)           0.00                 0.00              (0.50)           9.83            5.89           193            0.92+

$    0.00       $    0.00          $      0.00        $     (0.40)    $     10.16            5.78%     $     11            0.81%
     0.00            0.00                 0.00              (0.06)           9.98            0.47            10            0.80+(d)

$    0.00       $    0.00          $     (0.02)       $     (0.63)    $     10.03            7.33%     $  6,613            1.31%(b)
     0.00            0.00                 0.00              (0.55)           9.95            4.87         3,361            0.93 (b)
     0.00            0.00                (0.01)             (0.54)          10.03            5.10         2,278            0.75+

$    0.00       $    0.00          $     (0.91)       $     (1.15)    $     10.12          (21.27)%    $  2,769            1.05%
    (0.97)          (0.51)                0.00              (2.52)          14.08           17.32         3,288            1.05
     0.00           (1.24)                0.00              (2.03)          14.27           16.69         1,721            1.05+

$    0.00       $    0.00          $     (0.69)       $     (1.32)    $     10.44           (8.65)%    $    632            0.76%(h)
     0.00           (0.15)               (0.31)             (1.15)          12.78            9.55           167            1.05
     0.00           (0.67)                0.00              (1.29)          12.75           11.45           173            1.05+

$   (0.02)      $    0.00          $      0.00        $     (0.64)    $     10.52           12.44%     $264,984            0.81%(b)
    (0.02)           0.00                 0.00              (0.60)           9.96            2.00        80,459            0.87 (b)
     0.00           (0.24)               (0.18)             (1.01)          10.36            6.73        34,839            0.75+

$    0.00       $   (0.18)         $      0.00        $     (0.77)    $     10.42           12.69%     $  1,261            0.90%
    (0.01)           0.00                 0.00              (0.56)           9.97            3.47           166            0.90
     0.00           (0.03)               (0.07)             (0.63)          10.19            5.41           183            0.90+

Ratio of Net
Investment
Income (Loss)
to Average      Portfolio
Net Assets      Turnover Rate

    4.26%           257%
    3.88+           357

    4.47%           338%

   (0.35)%          225%

    9.33%           902%

    5.26%           417%
    5.77            330
    4.82+           376

   15.06%            53%
    8.29             39
    8.07+            39

    6.23%           348%
    6.11             82
    5.81+           245

    4.41%           306%
    4.46            145
    3.99+            70

    4.23%           973%
    4.02+           270

    7.14%           202%
    6.44            253
    4.75+           438

    4.05%           208%
    3.51+           171

    6.15%           121%
    5.54             38
    5.05+            47

   (0.43)%          270%
    7.16             92
    8.12+            81

   12.67%           651%
    5.49            176
    6.41+            82

    6.24%           450%
    5.97            223
    5.21+           154

    5.78%           848%
    5.38           1476
    5.15+           158

(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.29%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.74%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.52%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.85%.
(h) Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 117

PIMCO Statements of Assets and Liabilities Class D
March 31, 2001

                                     California
                                     Intermediate   California                  Emerging
Amounts in thousands,                Municipal      Municipal     Convertible   Markets      Foreign      High         Low
    except per share amounts         Bond Fund      Bond Fund     Fund          Bond Fund    Bond Fund    Yield Fund   Duration Fund

Assets:
Investments, at value                $   119,480    $    12,320   $    86,394   $    58,386  $ 1,040,636  $ 2,551,020  $ 8,365,786
Cash and foreign currency                      2            140             0             0       37,332        5,303        4,017
Receivable for investments and
    foreign currency sold                      0              0        19,247        16,961       84,303       35,585      843,152
Receivable for Fund shares sold              144              0           641             7        1,594       37,429       11,388
Variation margin receivable                    0              3             0             0            0            0           85
Interest and dividends receivable          1,737            172           393         1,237       16,720       48,416       59,063
Manager reimbursement receivable              14             29            10             0            0            0            0
Other assets                                   0              0             1             0        1,681       13,788          343
                                     $   121,377    $    12,664   $   106,686   $    76,591  $ 1,182,266  $ 2,691,541  $ 9,283,834
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investments and
    foreign currency purchased       $     2,738    $         0   $        38   $    14,857  $    57,126  $    37,218  $ 3,405,245
Payable for financing transactions             0              0             0         1,449      446,311            0      348,283
Payable for short sales                        0              0             0             0            0            0      703,503
Due to Custodian                               0              0         1,604         2,498            0            0            0
Notes payable                                  0              0             0             0            0            0      156,287
Written options outstanding                    0              0             0             0        2,046            0        2,050
Payable for Fund shares redeemed              37              0        13,251            92          999        3,479       57,470
Dividends payable                             58              1             0            29          362        5,404        3,541
Accrued investment advisory fee               27              3            50            23          147          578        1,001
Accrued administration fee                    28              3            34            21          177          709          813
Accrued distribution fee                       0              0            13             3           45          556          134
Accrued servicing fee                          6              0             6             1           38          218          107
Variation margin payable                      14              0             0             0          173            0            0
Other liabilities                              5              0             0            20            1        1,237        2,111
                                           2,913              7        14,996        18,993      507,425       49,399    4,680,545
----------------------------------------------------------------------------------------------------------------------------------

Net Assets                           $   118,464    $    12,657   $    91,690   $    57,598  $   674,841  $ 2,642,142  $ 4,603,289
----------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
Paid in capital                      $   112,219    $    12,066   $   110,156   $    55,779  $   680,856  $ 3,109,817  $ 4,630,511
Undistributed (overdistributed)
    net investment income                  1,115            152        (1,366)        1,525         (789)      (1,912)         254
Accumulated undistributed
    net realized gain (loss)                 (68)            11        (8,984)         (486)      (7,969)    (300,146)     (47,743)
Net unrealized
    appreciation (depreciation)            5,198            428        (8,146)          780        2,743     (165,617)      20,267
                                     $   118,464    $    12,657   $    91,690   $    57,598  $   674,841  $ 2,642,142  $ 4,603,289
----------------------------------------------------------------------------------------------------------------------------------

Net Assets:
Class D                              $       181    $        10   $         8   $        11  $    26,590  $    32,826  $    19,282
Other Classes                            118,283         12,647        91,682        57,587      648,251    2,609,316    4,584,007

Shares Issued and Outstanding:
Class D                                       17              1             1             1        2,576        3,323        1,923

Net Asset Value and Redemption
Price Per Share (Net Assets
Per Share Outstanding)
Class D                              $     10.60    $     10.35   $     11.43   $      8.40  $     10.32  $      9.88  $     10.03

Cost of Investments Owned            $   114,374    $    11,884   $    94,684   $    57,651  $ 1,061,915  $ 2,716,720  $ 8,337,219
----------------------------------------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held        $         0    $         0   $        22   $         0  $    37,473  $     2,627  $     4,446
----------------------------------------------------------------------------------------------------------------------------------


118 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


             New York                    Short Duration                                Strategic
Municipal    Municipal    Real Return    Municipal         Short-Term    StocksPLUS    Balanced    Total Return    Total Return
Bond Fund    Bond Fund    Bond Fund      Bond Fund         Fund          Fund          Fund        Fund            Mortgage Fund
$   84,850   $    3,973   $1,558,398     $   13,076        $1,158,227    $1,543,635    $   73,945  $64,127,213     $   37,190
         2            1        1,977              2             1,003         3,850           716      218,324          1,197

         0            0       96,777            330           294,322        16,915             0    4,821,384         10,581
       318            0       10,321              0             7,914           752            43      249,896             72
         0            0            0              0                 0         5,075             0        8,311              0
     1,041           66       14,895            245            11,006         2,449           172      476,095            109
         0           14            0             13                 0             0             0            0              0
         1            0          764              0               253             4             0        1,125              1
$   86,212   $    4,054   $1,683,132     $   13,666        $1,472,725    $1,572,680    $   74,876  $69,902,348     $   49,150
-----------------------------------------------------------------------------------------------------------------------------


$    5,647   $        0   $   22,680     $        0        $    4,077    $  535,113    $      251  $21,420,265     $   24,016
         0            0      756,305              0           443,596           392             0    5,667,668              0
         0            0            0              0           295,950             0             0            0              0
         0            0            0              0                 0             0             0            0              0
         0            0            0              0            72,131           383             0            0              0
         0            0            0              0                 0           815             0       42,637              0
       282            0        2,000              6             3,537        18,316            89      134,060             49
        78            0        1,075              0               834            10             0       46,539              3
        17            1          184              2               140           368             0        9,171              5
        21            1          218              2               127           306            11        7,573              6
        20            0           73              0                11           266            15        3,345              0
        11            0           57              0                26           128             6        1,139              3
         0            0           27              0                 5           275             0        3,094              0
         0            0        1,391              0             1,118           825             0       61,464              0
     6,076            2      784,010             10           821,552       551,197           372   27,396,955         24,082
-----------------------------------------------------------------------------------------------------------------------------

$   80,136   $    4,052   $  899,122     $   13,656        $  651,173    $1,015,483    $   74,504  $42,505,393     $   25,068
-----------------------------------------------------------------------------------------------------------------------------

$   77,328   $    3,843   $  862,868     $   13,435        $  650,737    $1,334,218    $   87,158  $41,959,747     $   24,059

        17           66        3,210             31            (1,518)      (26,538)          465      154,725            382

       363           29         (786)             2              (868)     (271,284)       (2,315)     (48,115)            (1)

     2,428          114       33,830            188             2,822       (20,913)      (10,804)     439,036            628
$   80,136   $    4,052   $  899,122     $   13,656        $  651,173    $1,015,483    $   74,504  $42,505,393     $   25,068
-----------------------------------------------------------------------------------------------------------------------------


$    1,414   $      113   $   57,733     $       11        $    6,613    $    2,769    $      632  $   264,983     $    1,261
    78,722        3,939      841,389         13,645           644,560     1,012,714        73,872   42,240,410         23,807


       141           11        5,551              1               659           272            61       25,192            121




$    10.02   $    10.64   $    10.40     $    10.16        $    10.03    $    10.12    $    10.44  $     10.52     $    10.42


$   82,422   $    3,859   $1,524,018     $   12,888        $1,152,292    $1,541,379    $   84,847  $63,623,558     $   36,562
-----------------------------------------------------------------------------------------------------------------------------
$        0   $        0   $      431     $        0        $      991    $    3,832    $      561  $   274,176     $        0
-----------------------------------------------------------------------------------------------------------------------------


                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 119

PIMCO Statements of Operations Class D
For the year or period ended March 31, 2001

                                          California
                                          Intermediate  California                Emerging
Amounts in thousands,                     Municipal     Municipal    Convertible  Markets     Foreign     High         Low
    except per share amounts              Bond Fund     Bond Fund    Fund         Bond Fund   Bond Fund   Yield Fund   Duration Fund

Investment Income:
Interest                                  $   4,804     $     484    $    (607)   $   5,027   $  37,119   $ 262,112    $ 305,644
Dividends, net of foreign taxes                   0             0        1,708            1         480       7,951        7,445
Miscellaneous Income                              1             3            0            0           0          60            0
    Total Income                              4,805           487        1,101        5,028      37,599     270,123      313,089
--------------------------------------------------------------------------------------------------------------------------------

Expenses:
Investment advisory fees                        236            24          592          211       1,478       7,084       10,648
Administration fees                             257            22          407          192       1,758       8,316        8,636
Servicing fees - Class D                          0             0            0            0          40          66           36
Distribution and/or servicing fees -
    Other Classes                                72             0          189           43         759       7,815        2,566
Trustees' fees                                    0             0            1            0           3          15           23
Organization costs                                0            29            0            0           0           0            0
Interest Expense                                  0             0           27           36         245           0        2,684
Miscellaneous                                     5             0            7            5           0           5            0
    Total Expenses                              570            75        1,223          487       4,283      23,301       24,593
    Reimbursement by Manager                      0           (29)           0            0           0           0            0
    Net Expenses                                570            46        1,223          487       4,283      23,301       24,593

Net Investment Income (Loss)                  4,235           441         (122)       4,541      33,316     246,822      288,496
--------------------------------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss):
Net realized gain (loss) on investments       1,557           531       (6,937)       2,776      15,252    (237,944)       7,880
Net capital gain distributions
    received from underlying funds                0             0            0            0           0           0            0
Net realized gain (loss) on futures
    contracts and written options              (279)           13            0            0      (5,763)          0          (37)
Net realized gain (loss) on
    foreign currency transactions                 0             0          212          (76)    (10,379)        (42)       9,157
Net change in unrealized appreciation
    (depreciation) on investments             5,034           436      (36,311)        (717)     14,127     111,549       81,101
Net change in unrealized appreciation
    (depreciation) on futures contracts
    and written options                          92            (8)           0            0      (2,938)          0        2,894
Net change in unrealized appreciation
    (depreciation) on translation of
    assets and liabilities denominated
    in foreign currencies                         0             0          199           59      20,756          45       (3,086)

    Net Gain (Loss)                           6,404           972      (42,837)       2,042      31,055    (126,392)      97,909


Net Increase (Decrease) in Assets
    Resulting from Operations             $  10,639     $   1,413    $ (42,959)   $   6,583   $  64,371   $ 120,430    $ 386,405
--------------------------------------------------------------------------------------------------------------------------------

120 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


                New York              Short Duration                                     Strategic
  Municipal    Municipal  Real Return      Municipal        Short-Term    StocksPLUS      Balanced Total Return   Total Return
  Bond Fund    Bond Fund    Bond Fund    Income Fund              Fund          Fund          Fund         Fund  Mortgage Fund
$     3,329  $       162  $    44,071    $       643       $    50,985   $    12,663   $     3,393  $ 2,508,225      $   1,127
          0            0           11              0                 0         1,152         2,414       32,065              0
          3            0            0              0                 0            45             0          104              0
      3,332          162       44,082            643            50,985        13,860         5,807    2,540,394          1,127
-----------  -----------  ----------- --------------     -------------  ------------   -----------  -----------  -------------

        153            8        1,358             26             1,707         5,319           217       89,506             42
        196            8        1,559             25             1,530         4,439           224       73,048             44
          2            0           77              0                13             8             1          367              1

        302            0          668              0               394         5,711           243       31,209              8
          0            0            3              0                 4             7             0          196              0
          0            0            2              0                 0             0             0            0              0
          0            0          217              1             3,817             0            14       21,417              5
          0            0            2              1                 1             3             0            0              0
        653           16        3,886             53             7,466        15,487           699      215,743            100
          0            0            0              0                 0             0             0            0              0
        653           16        3,886             53             7,466        15,487           699      215,743            100

      2,679          146       40,196            590            43,519        (1,627)        5,108    2,324,651          1,027
-----------  -----------  ----------- --------------     -------------  ------------   -----------  -----------  -------------


      1,370          101        6,609             34             1,431         4,385        (1,201)     982,913            741

          0            0            0              0                 0             0         1,770            0              0

        (72)          31          338              7               (93)     (183,594)        3,916      248,438             10

          0            0          624              0            (1,134)         (403)         (972)      (4,989)             0

      2,568          122       29,647            182             6,058         6,605        (9,323)     800,434            651


          0            0           83              0                88      (119,526)       (6,479)      (6,524)            (2)



          0            0          495              0                36         4,312            72        1,460              0

      3,866          254       37,796            223             6,386      (288,221)      (12,217)   2,021,732          1,400



$     6,545  $       400  $    77,992    $       813       $    49,905   $  (289,848)  $    (7,109) $ 4,346,383      $   2,427
-----------  -----------  ----------- --------------     -------------  ------------   -----------  -----------  -------------

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 121

PIMCO Statements of Changes in Net Assets Class D

                                                                                                                 California
                                                                          California Intermediate                Municipal
Amounts in thousands                                                      Municipal Bond Fund                    Bond Fund

                                                                              Year Ended          Period from          Period from
Increase (Decrease) in Net Assets from:                                   March 31, 2001      August 31, 1999         May 16, 2000
                                                                                            to March 31, 2001    to March 31, 2001
Operations:
Net investment income (loss)                                                   $   4,235            $     106            $     441
Net realized gain (loss)                                                           1,278                   (5)                 544
Net capital gain distributions received from underlying funds                          0                    0                    0
Net change in unrealized appreciation (depreciation)                               5,126                   72                  428
Net increase (decrease) resulting from operations                                 10,639                  173                1,413
------------------------------------------------------------------        --------------    -----------------   ------------------

Distributions to Shareholders:
From net investment income
     Class D                                                                          (2)                   0                    0
     Other Classes                                                                (4,142)                (105)                (432)
In excess of net investment income
     Class D                                                                           0                    0                    0
     Other Classes                                                                     0                    0                    0
From net realized capital gains
     Class D                                                                           0                    0                    0
     Other Classes                                                                  (311)                   0                 (390)
In excess of net realized capital gains
     Class D                                                                           0                    0                    0
     Other Classes                                                                     0                   (7)                   0

Total Distributions                                                               (4,455)                (112)                (822)
------------------------------------------------------------------        --------------    -----------------   ------------------

Fund Share Transactions:
Receipts for shares sold
     Class D                                                                         178                   10                   10
     Other Classes                                                               156,058               10,729               21,945
Issued as reinvestment of distributions
     Class D                                                                           2                    0                    1
     Other Classes                                                                 4,237                  103                  810
Cost of shares redeemed
     Class D                                                                         (12)                   0                    0
     Other Classes                                                               (58,411)                (675)             (10,700)
Net increase (decrease) resulting from Fund share transactions                   102,052               10,167               12,066

Total Increase (Decrease) in Net Assets                                          108,236               10,228               12,657
------------------------------------------------------------------        --------------    -----------------   ------------------

Net Assets:
Beginning of period                                                               10,228                    0                    0
End of period *                                                                $ 118,464            $  10,228            $  12,657

*Including net undistributed (overdistributed) investment income of:           $   1,115            $       1            $     152

Amounts in thousands                                                      Convertible Fund

                                                                              Year Ended           Year Ended
Increase (Decrease) in Net Assets from:                                   March 31, 2001       March 31, 2000
Operations:
Net investment income (loss)                                                   $    (122)           $     293
Net realized gain (loss)                                                          (6,725)               7,821
Net capital gain distributions received from underlying funds                          0                    0
Net change in unrealized appreciation (depreciation)                             (36,112)              27,966
Net increase (decrease) resulting from operations                                (42,959)              36,080
------------------------------------------------------------------        --------------    -----------------

Distributions to Shareholders:
From net investment income
     Class D                                                                           0                    0
     Other Classes                                                                (2,368)                (293)
In excess of net investment income
     Class D                                                                           0                    0
     Other Classes                                                                     0               (1,271)
From net realized capital gains
     Class D                                                                           0                    0
     Other Classes                                                                (7,035)                (619)
In excess of net realized capital gains
     Class D                                                                           0                    0
     Other Classes                                                                     0                    0

Total Distributions                                                               (9,403)              (2,183)
------------------------------------------------------------------        --------------    -----------------
Fund Share Transactions:
Receipts for shares sold
     Class D                                                                           0                    0
     Other Classes                                                               113,053              190,503
Issued as reinvestment of distributions
     Class D                                                                           1                    0
     Other Classes                                                                 8,646                2,104
Cost of shares redeemed
     Class D                                                                           0                    0
     Other Classes                                                              (161,679)             (42,473)
Net increase (decrease) resulting from Fund share transactions                   (39,979)             150,134

Total Increase (Decrease) in Net Assets                                          (92,341)             184,031
------------------------------------------------------------------        --------------    -----------------

Net Assets:
Beginning of period                                                              184,031                    0
End of period *                                                                $  91,690            $ 184,031

*Including net undistributed (overdistributed) investment income of:           $  (1,336)           $   5,512

122 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


Emerging Markets
Bond Fund                           Foreign Bond Fund                   High Yield Fund

    Year Ended        Year Ended        Year Ended        Year Ended        Year Ended        Year Ended
March 31, 2001    March 31, 2000    March 31, 2001    March 31, 2000    March 31, 2001    March 31, 2000


   $     4,541       $     2,012       $    33,316       $    35,220       $   246,822       $   296,022
         2,700             1,254              (890)            4,992          (237,986)          (70,452)
             0                 0                 0                 0                 0                 0
          (658)            2,001            31,945           (31,738)          111,594          (263,887)
         6,583             5,267            64,371             8,474           120,430           (38,317)
--------------------------------    --------------------------------    --------------------------------


            (1)                0              (839)             (562)           (2,275)           (1,533)
        (4,544)           (2,011)          (32,294)          (34,615)         (242,557)         (292,206)

             0                 0                 0                 0               (17)              (11)
             0                 0                 0                 0            (1,852)           (2,133)

             0                 0                 0               (80)                0                 0
             0                 0                 0            (4,745)                0                 0

             0                 0              (373)              (60)                0                 0
        (2,352)                0           (12,497)           (3,587)                0                 0

        (6,897)           (2,011)          (46,003)          (43,649)         (246,701)         (295,883)
--------------------------------    --------------------------------    --------------------------------


             0                 0            18,523             8,012            43,592            23,790
        39,107            43,469           249,638           251,525         1,495,450         2,050,531

             1                 0             1,188               698             1,982             1,515
         6,408             1,876            38,972            34,688           186,848           240,203

             0                 0            (3,687)           (6,691)          (35,803)           (8,901)
       (15,451)          (25,312)         (193,686)         (328,315)       (2,094,049)       (2,025,795)
        30,065            20,033           110,948           (40,083)         (401,980)          281,343

        29,751            23,289           129,316           (75,258)         (528,251)          (52,857)
--------------------------------    --------------------------------    --------------------------------

        27,847             4,558           545,525           620,783         3,170,393         3,223,250
   $    57,598       $    27,847       $   674,841       $   545,525       $ 2,642,142       $ 3,170,393

   $     1,525       $       862       $      (789)      $    15,115       $    (1,912)      $    (1,991)


Low Duration Fund                   Municipal Bond Fund

    Year Ended        Year Ended        Year Ended        Year Ended
March 31, 2001    March 31, 2000    March 31, 2001    March 31, 2000
   $   288,496       $   265,005       $     2,679       $     2,314
        17,000           (47,944)            1,298              (919)
             0                 0                 0                 0
        80,909           (75,164)            2,568            (2,965)
       386,405           141,897             6,545            (1,570)
--------------    --------------    --------------    --------------


          (918)             (545)              (37)              (21)
      (279,188)         (260,454)           (2,639)           (2,287)


           (28)               (8)                0                 0
        (8,391)           (3,942)                0                 0

             0                 0                 0                 0
             0                 0                 0                 0

             0                 0                 0                 0
             0                 0                 0                 0

      (288,525)         (264,949)           (2,676)           (2,308)
--------------    --------------    --------------    --------------

        11,532             9,569             4,243             2,373
     2,847,901         3,465,383            43,041            21,145

           930               544                33                18
       247,021           225,453             1,851             1,620

        (5,571)           (4,329)           (4,028)           (1,512)
    (2,586,732)       (3,454,487)          (21,456)          (25,741)
       515,081           242,133            23,684            (2,097)

       612,961           119,081            27,553            (5,975)
--------------    --------------    --------------    --------------

     3,990,328         3,871,247            52,583            58,558
   $ 4,603,289       $ 3,990,328       $    80,136       $    52,583

   $       254       $    (8,390)      $        17       $         4

                See accompanying notes| 3.31.01 | PIMCO Funds Annual Report  123

                                                                 New York Municipal
Amounts in thousands                                             Bond Fund                           Real Return Bond Fund

                                                                     Year Ended         Period from      Year Ended      Year Ended
Increase (Decrease) in Net Assets from:                          March 31, 2001     August 31, 1999  March 31, 2001  March 31, 2000
                                                                                  to March 31, 2000

Operations:
Net investment income (loss)                                          $     146           $      70       $  40,196       $   7,689
Net realized gain (loss)                                                    132                  (4)          7,571             317
Net capital gain distributions received from underlying funds                 0                   0               0               0
Net change in unrealized appreciation (depreciation)                        122                  (8)         30,225           3,722
Net increase (decrease) resulting from operations                           400                  58          77,992          11,728
-------------------------------------------------------------   ---------------  ------------------  --------------  --------------

Distributions to Shareholders:
From net investment income
     Class D                                                                 (1)                  0          (2,232)           (321)
     Other Classes                                                         (144)                (70)        (38,065)         (7,215)
In excess of net investment income
     Class D                                                                  0                   0               0               0
     Other Classes                                                            0                   0               0               0
From net realized capital gains
     Class D                                                                  0                   0            (303)            (17)
     Other Classes                                                          (28)                  0          (4,906)           (276)
In excess of net realized capital gains
     Class D                                                                  0                   0               0               0
     Other Classes                                                            0                  (6)              0               0

Total Distributions                                                        (173)                (76)        (45,506)         (7,829)
-------------------------------------------------------------   ---------------  ------------------  --------------  --------------
Fund Share Transactions:
Receipts for shares sold
     Class D                                                                100                  10          46,212          16,706
     Other Classes                                                          485               3,010         671,659         236,282
Issued in reorganization
     Class D                                                                  0                   0               0               0
     Other Classes                                                            0                   0               0               0
Issued as reinvestment of distributions
     Class D                                                                  1                   0           2,445             319
     Other Classes                                                          172                  76          36,769           5,502
Cost of shares redeemed
     Class D                                                                  0                   0          (8,355)         (1,910)
     Other Classes                                                          (11)                  0        (151,955)        (19,148)
Net increase (decrease) resulting from Fund share
 transactions                                                               747               3,096         596,775         237,751

Total Increase (Decrease) in Net Assets                                     974               3,078         629,261         241,650
-------------------------------------------------------------   ---------------  ------------------  --------------  --------------

Net Assets:
Beginning of period                                                       3,078                   0         269,861          28,211
End of period *                                                       $   4,052           $   3,078       $ 899,122       $ 269,861

*Including net undistributed (overdistributed) investment
  income of:                                                          $      66           $       0       $   3,210       $   1,023


                                                                     Short Duration
Amounts in thousands                                                 Municipal Income Fund

                                                                     Year Ended           Period from
Increase (Decrease) in Net Assets from:                          March 31, 2001       August 31, 1999
                                                                                    to March 31, 2000
Operations:
Net investment income (loss)                                          $     590            $     244
Net realized gain (loss)                                                     41                  (25)
Net capital gain distributions received from underlying funds                 0                    0
Net change in unrealized appreciation (depreciation)                        182                    6
Net increase (decrease) resulting from operations                           813                  225
-------------------------------------------------------------    --------------     ----------------

Distributions to Shareholders:
From net investment income
     Class D                                                                  0                    0
     Other Classes                                                         (573)                (241)
In excess of net investment income
     Class D                                                                  0                    0
     Other Classes                                                            0                    0
From net realized capital gains
     Class D                                                                  0                    0
     Other Classes                                                            0                    0
In excess of net realized capital gains
     Class D                                                                  0                    0
     Other Classes                                                            0                    0

Total Distributions                                                        (573)                (241)
-------------------------------------------------------------    --------------     ----------------

Fund Share Transactions:
Receipts for shares sold
     Class D                                                                  0                   10
     Other Classes                                                       13,744               10,500
Issued in reorganization
     Class D                                                                  0                    0
     Other Classes                                                            0                    0
Issued as reinvestment of distributions
     Class D                                                                  0                    0
     Other Classes                                                          575                  241
Cost of shares redeemed
     Class D                                                                  0                    0
     Other Classes                                                      (11,638)                   0
Net increase (decrease) resulting from Fund share transactions            2,681               10,751

Total Increase (Decrease) in Net Assets                                   2,921               10,735
-------------------------------------------------------------    --------------     ----------------

Net Assets:
Beginning of period                                                      10,735                    0
End of period *                                                       $  13,656            $  10,735

*Including net undistributed (overdistributed) investment
   income of:                                                         $      31            $       3

124 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes


Short-Term Fund                   StocksPLUS Fund                  Strategic Balanced Fund           Total Return Fund

    Year Ended       Year Ended       Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended
March 31, 2001   March 31, 2000   March 31, 2001   March 31, 2000  March 31, 2001   March 31, 2000  March 31, 2001   March 31, 2000
  $     43,519     $     37,374     $     (1,627)    $     98,837    $      5,108     $      8,094    $  2,324,651     $  1,778,306
           204           (1,776)        (179,612)          38,756           1,743             (274)      1,226,362         (847,388)
             0                0                0                0           1,770                0               0                0
         6,182           (3,309)        (108,609)          87,250         (15,730)           4,531         795,370         (242,138)
        49,905           32,289         (289,848)         224,843          (7,109)          12,351       4,346,383          688,780
-------------------------------    ------------------------------  -------------------------------  -------------------------------


          (328)            (198)             (55)            (227)            (16)              (9)         (8,971)          (3,193)
       (43,171)         (37,167)         (24,078)        (107,742)         (4,218)          (8,418)     (2,257,780)      (1,698,045)


             0                0                0                0               0                0            (245)            (138)
             0                0                0                0               0                0         (61,757)         (72,908)


             0                0                0             (209)              0               (2)              0                0
             0                0                0          (95,326)              0           (1,779)              0                0


            (9)               0             (219)            (109)            (26)              (4)              0                0
        (1,052)               0          (88,496)         (49,468)         (4,424)          (3,575)              0                0


       (44,560)         (37,365)        (112,848)        (253,081)         (8,684)         (13,787)     (2,328,753)      (1,774,284)
-------------------------------    ------------------------------  -------------------------------  -------------------------------


         5,633            4,614              918            2,553             690              124         218,432           71,612
       678,100        1,354,008          414,370          792,443          12,850           21,377      16,128,077       13,430,759


             0                0                0                0               0                0               0                0
             0                0                0                0               0           66,780               0                0


           319              195              263              534              41               15           9,094            3,317
        33,061           26,908           97,921          239,951           7,964            9,186       1,841,940        1,410,633


        (2,748)          (3,698)            (707)          (1,416)           (181)            (141)        (51,706)         (27,553)
      (777,538)      (1,269,938)        (593,381)        (708,774)        (86,065)         (39,025)     (9,194,347)      (8,391,495)
       (63,173)         112,089          (80,616)         325,291         (64,701)          58,316       8,951,490        6,497,273

       (57,828)         107,013         (483,312)         297,053         (80,494)          56,880      10,969,120        5,411,769
-------------------------------    ------------------------------  -------------------------------  -------------------------------

       709,001          601,988        1,498,795        1,201,742         154,998           98,118      31,536,273       26,124,504
  $    651,173     $    709,001     $  1,015,483     $  1,498,795    $     74,504     $    154,998    $ 42,505,393     $ 31,536,273

  $     (1,518)    $        356     $    (26,538)    $     38,390    $        465     $      1,795    $    154,725     $    (57,894)

      Total Return Mortgage Fund

    Year Ended              Year Ended
March 31, 2001          March 31, 2000
  $      1,027            $        238
           751                      (6)
             0                       0
           649                     (78)
         2,427                     154
--------------------------------------


           (29)                     (6)
          (998)                   (232)

             0                       0
             0                       0

           (11)                      0
          (352)                      0

             0                       0
             0                      (3)

        (1,390)                   (241)
--------------------------------------


         1,122                     176
        23,394                      51

             0                       0
             0                       0

            38                       5
         1,336                     235

           (89)                   (212)
        (5,907)                   (342)
        19,894                     (87)

        20,931                    (174)
--------------------------------------

         4,137                   4,311
  $     25,068            $      4,137

  $        382            $          4

                See accompanying notes | 3.31.01 | PIMCO Funds Annual Report 125

PIMCO Statements of Cash Flows Class D

March 31, 2001

                                                                           Foreign             Real Return
Amounts in thousands                                                       Bond Fund           Bond Fund           Short-Term Fund

Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Fund shares                                                       $   268,133         $   708,752         $   679,178
Redemptions of Fund shares                                                    (197,372)           (158,587)           (803,817)
Cash distributions paid                                                         (5,980)             (5,636)            (13,952)
Increase from financing transactions                                           167,403             588,733             437,482
Net increase from financing activities                                         232,184           1,133,262             298,891


Operating Activities
Purchases of long-term securities and foreign currency                      (4,245,078)         (3,285,517)         (1,652,199)
Proceeds from sales of long-term securities and foreign currency             4,059,928           2,336,368           1,081,041
Purchases of short-term securities (net)                                       (60,295)           (178,550)            227,689
Net investment income                                                           33,316              40,196              43,519
Change in other receivables/payables (net)                                       7,619             (44,116)              1,434
Net (decrease) from operating activities                                      (204,510)         (1,131,619)           (298,516)
----------------------------------------------------------------          ------------         -----------         -----------

Net Increase in Cash and Foreign Currency                                       27,674               1,643                 375
----------------------------------------------------------------          ------------         -----------         -----------

Cash and Foreign Currency

Beginning of period                                                              9,658                 334                 628
End of period                                                              $    37,332         $     1,977         $     1,003

126 PIMCO Funds Annual Report | 3.31.01 | See accompanying notes

PIMCO Notes to Financial Statements Class D
March 31, 2001


1. Organization
PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 39 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, and C Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible, StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.
        Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
        Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

                                         3.31.01 | PIMCO Funds Annual Report 127

March 31, 2001

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible, StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute substantially all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

128 PIMCO Funds Annual Report | 3.31.01

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.20% for the Short Duration Municipal Income Fund; 0.40% for the Convertible and StocksPLUS Funds; 0.45% for Emerging Markets Bond Fund; and 0.25% for all other Funds.

Administration Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. which also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration, Short-Term, and Total Return Funds; 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Bond Funds; 0.45% for the Foreign Bond Fund; 0.55% for Emerging Markets Bond Fund; and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Class is charged at the annual rate of 0.18% for the Low Duration and Total Return Funds; 0.19% for the Short Duration Municipal Income Fund; 0.20% for the Short-Term Fund; 0.24% for the California Intermediate Municipal Bond, California Municipal Bond and New York Intermediate Municipal Bond Funds; 0.40% for Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Intermediate Municipal Bond and Short-Term Funds; 0.45% for Foreign Bond Fund; 0.55% for Emerging Markets Bond Fund; and 0.40% for all other Funds.

                                         3.31.01 | PIMCO Funds Annual Report 129

March 31, 2001

Strategic Balanced Fund Fees. Effective September 29, 2000, the Strategic Balanced Fund changed investment objectives to a "fund of funds" and as such does not pay any fees to PIMCO under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by PIMCO. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests.
        The Fund pays administrative fees to PIMCO at an annual rate of 0.05% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., serve as the distributor of the Trust's shares.
        The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.
        Pursuant to the Distribution and Serving Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sales of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, and D Classes. The Trust paid PFD distribution and servicing fees at effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                         Allowable Rate
                                               --------------------------------
                                                  Distribution      Servicing
                                                       Fee (%)        Fee (%)
--------------------------------------------------------------------------------
Class A
All other Funds                                             --           0.25

Class B
All Funds                                                 0.75           0.25

Class C
Foreign Bond, High Yield
Total Return and Total Return Mortgage Funds              0.75           0.25
Municipal Bond, Real Return Bond
Low Duration and StocksPLUS Funds                         0.50           0.25
Short-Term Fund                                           0.30           0.25

Class D
All Funds                                                   --           0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2001, PFD received $12,314,722 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses; (vii) organization expense and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Convertible, Short Duration Municipal Income, California Intermediate Municipal Bond, California Municipal Bond Fund and New York Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rata share of Trustee fees and organizational expenses causes the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basic points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                               Inst'l Class     Admn Class      Class A      Class B      Class C      Class D
---------------------------------------------------------------------------------------------------------------
Convertible Bond Fund                 0.65%          0.90%        1.05%        1.80%        1.80%        1.05%
Short Duration Municipal
     Income Fund                      0.39%          0.64%          --           --           --         0.80%
California Intermediate
     Municipal Bond Fund              0.49%          0.75%        0.85%          --           --         0.85%
California Municipal
     Bond Fund                        0.49%          0.74%        0.85%          --           --         0.85%
New York Municipal
     Bond Fund                        0.49%          0.74%        0.89%          --           --         0.87%

PIMCO may be reimbursed for these waived amounts in the future periods.

130 PIMCO Funds Annual Report | 3.31.01

Each unaffiliated Trustee receives an annual retainer of $45,000**, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

** Effective January 1, 2001, the annual retainer for the unaffiliated Trustee is equal to $60,000.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2001 were as follows (amounts in thousands):


                                               U.S. Government/Agency                        All Other
                                          ----------------------------------------------------------------------
                                             Purchases              Sales          Purchases              Sales
----------------------------------------------------------------------------------------------------------------
California Intermediate
     Municipal Bond Fund                  $        108       $          0       $     49,465       $     38,049
California Municipal
     Bond Fund                                     218                  0            327,131            238,379
Convertible Fund                                     0                  0            306,691            337,797
Emerging Markets
     Bond Fund                                       0                  0            430,286            410,116
Foreign Bond Fund                            2,889,041          2,885,954          1,374,920          1,157,516
High Yield Fund                                      0                  0          1,404,633          1,942,746
Low Duration Fund                           20,847,584         18,096,892          2,684,950          1,693,694
Municipal Bond Fund                                108                  0            218,600            193,470
New York Municipal
     Bond Fund                                       0                  0             32,246             31,733
Real Return Bond Fund                        2,672,335          2,007,218            592,915             86,773
Short Duration
     Municipal Income Fund                           0                  0             30,583             28,172
Short-Term Fund                              1,098,486            721,233            534,843            255,803
StocksPLUS Fund                              3,196,677          2,697,059            707,315            830,795
Strategic Balanced Fund                        457,515            496,733            130,468            151,976
Total Return Fund                          222,602,527        197,986,156         24,585,355         29,666,864
Total Return
     Mortgage Fund                             191,474            166,061              8,458              1,769

5. Acquisition by Allianz AG
On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interest in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed-income efforts of Allianz AG. Key employees at each PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. The Allianz Group manages assets of approximately (euro)713.3 billion as of December 31, 2000, including more than 300 mutual funds for retail and institutional clients around the world.

6. In-Kind Transactions
For the period ended March 31, 2001, the following funds realized gains or losses from in-kind redemptions of approximately (amounts in thousands):

                                       Realized Gains   Realized Losses
--------------------------------------------------------------------------------
High Yield Fund                           $         0       $  (70,521)
Strategic Balanced Fund                            59                0

7. Federal Income Tax Matters
As of March 31, 2001, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.
        Additionally, the California Intermediate Municipal Bond, Convertible, Foreign Bond, High Yield, Low Duration, Real Return, Short-Term, StocksPLUS and Total Return Funds realized capital losses and/or foreign currency losses during the period November 1, 2000 through March 31, 2001 which the Funds elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $75,517, $5,480,569, $7,607,826, $57,057,816, $11,492,366, $243,361,
$721,218, $214,462,097, $17,936,702, respectively.
        Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                          Capital Loss Carryforwards
                             --------------------------------------------------
                              Realized Losses   Acquired Losses     Expiration
--------------------------------------------------------------------------------
High Yield Fund                  $150,615,064      $          0      3/31/2009
High Yield Fund                    39,492,722                 0      3/31/2008
High Yield Fund                             0        48,559,227      3/31/2003

Low Duration Fund                  36,222,381                 0      3/31/2008

Short-Term Fund                       326,974                 0      3/31/2009
Short-Term Fund                       412,413                 0      3/31/2008
Short-Term Fund                       109,956                 0      3/31/2007

Stock PLUS Fund                    86,222,244                 0      3/31/2009

Strategic Balanced Fund             1,711,676                 0      3/31/2009

Convertible Fund                    3,488,828                 0      3/31/2009


                                         3.31.01 | PIMCO Funds Annual Report 131

March 31, 2001


8. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                                                  California
                                                          California Intermediate                                 Municipal
                                                            Municipal Bond Fund                                   Bond Fund

                                                  Year Ended                Period from 08/31/1999         Period from 05/16/2000
                                                  03/31/2001                    to 03/31/2000                    to 03/31/2001
                                            Shares          Amount          Shares          Amount          Shares          Amount
Receipts for shares sold
     Class D                                    17       $     178               1       $      10               1       $      10
     Other Classes                          15,424         156,058           1,075          10,729           2,185          21,945
Shares issued in reorganization
     Class D                                     0               0               0               0               0               0
     Other Classes                               0               0               0               0               0               0
Issued as reinvestment of distributions
     Class D                                     0               2               0               0               0               1
     Other Classes                             408           4,237              10             103              79             810
Cost of shares redeemed
     Class D                                    (1)            (12)              0               0               0               0
     Other Classes                          (5,687)        (58,411)            (68)           (675)         (1,042)        (10,700)

Net increase (decrease) resulting from
     Fund share transactions                10,161       $ 102,052           1,018       $  10,167           1,223       $  12,066
--------------------------------------     -------------------------------------------------------        ------------------------

                                                               Convertible Fund
                                                  Year Ended                      Year Ended
                                                  03/31/2001                      03/31/2000
                                            Shares          Amount          Shares          Amount
Receipts for shares sold
     Class D                                     0       $       0               1       $      10
     Other Classes                           8,226         113,053          14,353         190,493
Shares issued in reorganization
     Class D                                     0               0               0               0
     Other Classes                               0               0               0               0
Issued as reinvestment of distributions
     Class D                                     0               1               0               0
     Other Classes                             644           8,646             145           2,104
Cost of shares redeemed
     Class D                                     0               0               0               0
     Other Classes                         (12,459)       (161,679)         (2,824)        (42,473)

Net increase (decrease) resulting from
     Fund share transactions                (3,589)      $ (39,979)         11,675       $ 150,134
---------------------------------------    -------------------------------------------------------



                                                                                       Municipal Bond Fund
                                                                      Year Ended                               Year Ended
                                                                      03/31/2001                               03/31/2000
                                                              Shares               Amount               Shares               Amount

Receipts for shares sold
     Class D                                                     444             $  4,243                  251             $  2,373
     Other Classes                                             4,458               43,041                2,204               21,145
Shares issued in reorganization
     Class D                                                       0                   00                   00                    0
     Other Classes                                                 0                   00                   00                    0
Issued as reinvestment of distributions
     Class D                                                       3                   33                    2                   18
     Other Classes                                               192                1,851                  169                1,620
Cost of shares redeemed
     Class D                                                    (422)              (4,028)                (161)              (1,512)
     Other Classes                                            (2,229)             (21,456)              (2,700)             (25,741)

Net increase (decrease) resulting from
     Fund share transactions                                   2,446             $ 23,684                 (235)            $ (2,097)
----------------------------------------------------        -----------------------------------------------------------------------

                                                                                         New York
                                                                                    Municipal Bond Fund
                                                                     Year Ended                           Period from 08/31/1999
                                                                     03/31/2001                               to 03/31/2000

                                                              Shares               Amount               Shares               Amount
Receipts for shares sold
     Class D                                                      10             $    100                    1             $     10
     Other Classes                                                45                  485                  301                3,010
Shares issued in reorganization
     Class D                                                       0                    0                    0                    0
     Other Classes                                                 0                    0                    0                    0
Issued as reinvestment of distributions
     Class D                                                       0                    1                    0                    0
     Other Classes                                                17                  172                    8                   76
Cost of shares redeemed
     Class D                                                       0                    0                    0                    0
     Other Classes                                                (1)                 (11)                   0                    0

Net increase (decrease) resulting from
     Fund share transactions                                      71             $    747                  310             $  3,096
----------------------------------------------------          ---------------------------------------------------------------------


132 PIMCO Funds Annual Report | 3.31.01



                      Emerging Markets Bond Fund                                             Foreign Bond Fund
            Year Ended                        Year Ended                        Year Ended                        Year Ended
            03/31/2001                        03/31/2000                        03/31/2001                        03/31/2000
      Shares           Amount           Shares           Amount           Shares           Amount           Shares           Amount
           0      $         0      $         1               10            1,829      $    18,523              785      $     8,012
       4,706           39,107            5,669           43,459           24,700          249,638           24,699          251,525

           0                0                0                0                0                0                0                0
           0                0                0                0                0                0                0                0

           0                1                0                0              118            1,188               69              698
         769            6,408              234            1,876            3,864           38,972            3,422           34,688

           0                0                0                0             (364)          (3,687)            (662)          (6,691)
      (1,862)         (15,451)          (3,278)         (25,312)         (19,178)        (193,686)         (32,310)        (328,315)


       3,613      $    30,065            2,626      $    20,033           10,969      $   110,948           (3,997)     $   (40,083)
-----------------------------------------------------------------------------------------------------------------------------------

                           High Yield Fund                                                    Low Duration Fund
            Year Ended                        Year Ended                         Year Ended                       Year Ended
            03/31/2001                        03/31/2000                         03/31/2001                       03/31/2000
      Shares           Amount           Shares           Amount           Shares           Amount           Shares           Amount
       4,348      $    43,592            2,194      $    23,790            1,166      $    11,532              968      $     9,569
     149,244        1,495,450          189,148        2,050,531          288,619        2,847,901          349,686        3,465,383

           0                0                0                0                0                0                0                0
           0                0                0                0                0                0                0                0

         219            1,982              142            1,515               94              930               55              544
      18,676          186,848           22,334          240,203           25,011          247,021           22,786          225,453

      (3,552)         (35,803)            (835)          (8,901)            (563)          (5,571)            (438)          (4,329)
    (211,435)      (2,094,049)        (189,837)      (2,025,795)        (262,275)      (2,586,732)        (349,184)      (3,454,487)


     (42,500)     $  (401,980)          23,146      $   281,343           52,052      $   515,081           23,873      $   242,133
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Short Duration
                        Real Return Bond Fund                                              Municipal Income Fund
             Year Ended                       Year Ended                        Year Ended                        Year Ended
             03/31/2001                       03/31/2000                        03/31/2001                        03/31/2000
      Shares           Amount           Shares           Amount           Shares           Amount           Shares           Amount
       4,568      $    46,212            1,714      $    16,706                0      $         0                1      $        10
      66,677          671,659           24,213          236,282            1,361           13,744            1,050           10,500

           0                0                0                0                0                0                0                0
           0                0                0                0                0                0                0                0

         243            2,445               33              319                0                0                0                0
       3,652           36,769              563            5,502               57              575               24              241

        (830)          (8,355)            (197)          (1,910)               0                0                0                0
     (15,088)        (151,955)          (1,964)         (19,148)          (1,149)         (11,638)               0                0

      59,222      $   596,775           24,362      $   237,751              269      $     2,681            1,075      $    10,751
---------------------------------------------------------------    ----------------------------------------------------------------


                          Short-Term Fund                                                     StocksPLUS Fund
            Year Ended                        Year Ended                        Year Ended                        Year Ended
            03/31/2001                        03/31/2000                        03/31/2001                        03/31/2000
      Shares           Amount           Shares           Amount           Shares           Amount           Shares           Amount
         564      $     5,633              462      $     4,614               73      $       918              178      $     2,553
      67,956          678,100          135,826        1,354,008           32,223          414,370           55,051          792,443

           0                0                0                0                0                0                0                0
           0                0                0                0                0                0                0                0

          32              319               20              195               21              263               38              534
       3,312           33,061            2,701           26,908            7,992           97,921           17,123          239,951

        (275)          (2,748)            (371)          (3,698)             (55)            (707)            (103)          (1,416)
     (77,930)        (777,538)        (127,382)      (1,269,938)         (46,334)        (593,381)         (49,851)        (708,774)


      (6,341)     $   (63,173)          11,256      $   112,089           (6,080)     $   (80,616)          22,436      $   325,291
---------------------------------------------------------------    ----------------------------------------------------------------


                                         3.31.01 | PIMCO Funds Annual Report 133

March 31, 2001


Shares of Beneficial Interest (Cont.)
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                       Strategic Balanced Fund                     Total Return Fund

                                     Year Ended       Year Ended             Year Ended            Year Ended
                                     03/31/2001       03/31/2000             03/31/2001            03/31/2000
                                  Shares    Amount  Shares    Amount     Shares      Amount     Shares      Amount
Receipts for shares sold
   Class D                            59  $    690       9  $    124     21,251 $   218,432      7,143 $    71,612
   Other Classes                   1,093    12,850   1,650    21,377  1,579,234  16,128,071  1,337,995  13,430,759
Shares issued in reorganization
   Class D                             0         0       0         0          0           0          0           0
   Other Classes                       0         0   5,137    66,780          0           0          0           0
Issued as reinvestment of
distributions
   Class D                             4        41       1        15        888       9,094        332       3,317
   Other Classes                     691     7,964     715     9,186    180,718   1,841,940    140,752   1,410,633
Cost of shares redeemed
   Class D                           (15)     (181)    (11)     (141)    (5,026)    (51,706)    (2,759)    (27,553)
   Other Classes                  (6,821)  (86,065) (3,062)  (39,025)  (902,707) (9,194,347)  (838,481) (8,391,495)

Net increase (decrease)
 resulting from
   Fund share transactions        (4,989) $(64,701)  4,439   $58,316    874,358  $8,951,490    644,982  $6,497,273
--------------------------------------------------------------------------------------------------------------------

   Total Return Mortgage Fund
  Year Ended      Year Ended
  03/31/2001      03/31/2000
Shares   Amount Shares    Amount
   108 $  1,122     18   $   176
 2,331   23,394      5        51

     0       0       0         0
     0       0       0         0


     4      38       1         5
   130   1,336      24       235

    (9)    (89)    (21)     (212)
  (575) (5,907)    (34)     (342)


 1,989 $19,894      (7)  $   (87)
---------------------------------

9. Transactions in Written Call and Put Options
Transactions in written call and put options were as follows (amounts in thousands):

                                             Foreign Bond      Low Duration      StocksPLUS  Strategic Balanced      Total Return
                                                     Fund              Fund            Fund                Fund              Fund
                                                                                    Premium
Balance at 03/31/2000                        $        473      $      3,873      $    1,231     $           692      $     31,722
Sales                                               1,986             3,939           9,853                 643            53,504
Closing Buys                                         (424)             (361)          3,255                (275)          (29,554)
Expirations                                        (1,329)           (3,597)        (13,583)             (1,060)          (18,184)
Exercised                                             (10)           (2,032)              0                   0              (215)
-----------------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2001                        $        696     $       1,822     $       756     $             0      $     37,273
-----------------------------------------------------------------------------------------------------------------------------------


10. Reorganization
The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                     Value of                               Total Net
                                                       Shares          Shares     Total Net  Total Net      Assets of      Acquired
                                                    Issued by       Issued by     Assets of  Assets of      Acquiring        Fund's
                                                    Acquiring       Acquiring      Acquired  Acquiring     Fund After    Unrealized
Acquiring Fund           Acquired Fund        Date       Fund            Fund          Fund       Fund    Acquisition  Depreciation
PIMCO                    PIMCO
Strategic Balanced Fund  Balanced Fund  09/17/1999      5,137      $   66,780   $   66,780    $105,993       $172,774     $     (45)


134   PIMCO Funds Annual Report | 3.31.01

PIMCO Report of Independent Accountants Class D

To the Trustees and Class D Shareholders of the PIMCO Funds:
Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Convertible Fund, Emerging Markets Bond Fund, Foreign Bond Fund, High Yield Fund, Low Duration Fund, Municipal Bond Fund, New York Municipal Bond Fund, Real Return Bond Fund, Short Duration Municipal Bond Fund, Short-Term Fund, StocksPLUS Fund, Strategic Balanced Fund, Total Return Fund, and Total Return Mortgage Fund (hereafter referred to as the "Funds") at March 31, 2001, the results of each of their operations, the changes in each of their net assets and cash flows for the Foreign Bond Fund, Short-Term Fund and Real Return Bond Fund and the financial highlights for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2001

                                       3.31.01 | PIMCO Funds Annual Report   135

PIMCO Federal Income Tax Information Class D

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2001) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's fiscal 2001 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Convertible Fund                        17.46%
Foreign Bond Fund                        0.41%
High Yield Fund                          2.99%
Low Duration Fund                        2.55%
StocksPLUS Fund                         15.77%
Strategic Balanced Fund                  7.48%
Total Return Fund                        1.22%

For the benefit of shareholders of the California Municipal Bond, California Intermediate Municipal Bond, Municipal Bond, Short Duration Municipal Income, and New York Municipal Bond Funds, this is to inform you that 100.00%, 100.00%, 100.00%, 97.83%, and 100.00%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2002, you will be advised on IRS
Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2001.

PIMCO Funds: Pacific Investment Management Series

Manager Pacific Investment Management Company, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

Distributor              PIMCO Funds Distributors LLC, 2187 Atlantic Street,
                         Stamford, CT 06902

Custodian                State Street Bank & Trust Co., 801 Pennsylvania, Kansas
                         City, MO 64105

Shareholder              PFPC Global Fund Services, Inc., P.O. Box 9688,
Servicing Agent and      Providence, RI 02940-9688
Transfer Agent

Independent              PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City,
Accountant               MO 64105

Legal Counsel            Dechert, 1775 Eye Street, Washington, DC 20006

For Account              For PIMCO Funds account information contact your
Information              financial advisor, or if you receive account statements
                         directly from PIMCO Funds, you can also call
                         1-800-426-0107. Telephone representatives are available
                         Monday-Friday 8:30 am to 8:00 pm Eastern Time.

136   PIMCO Funds Annual Report | 3.31.01

HOW TO CONTACT US

For information regarding
your investment contact your
financial advisor, or call:

Shareholder Services
1-800-426-0107

For general information:
1-888-87-PIMCO

PIMCO Funds Online
www.pimcofunds.com

Access Staff
Editor
Ruth Straughn

Design
Wendy Berge

What do you think?
To provide feedback on access, e-mail
us at: accessmag@pimcofunds.com.
Or write to: PIMCO Funds, 2187 Atlantic
Street, Stamford, CT 06902, Attention:
Access Editor.

PIMCO Funds offers access to the specialized investment expertise of PIMCO Advisors L.P. (PIMCO). PIMCO manages over $270 billion and has a client list that includes 63 of the 100 largest U.S. corporations. The firm is a member of the Allianz Group, one of the world's leading financial services providers.

Stock Funds
--------------------------------------------------------------------------------
Growth
Growth Fund
Select Growth Fund
Target Fund

Blend
Growth & Income Fund
Capital Appreciation Fund
Mid-Cap Fund

Value
Renaissance Fund
Value Fund

Enhanced Index
Tax-Efficient Equity Fund
StocksPLUS Fund

Sector-Related
Innovation Fund
Global Innovation Fund
Healthcare Innovation Fund

Stock and Bond Funds
--------------------------------------------------------------------------------
Strategic Balanced Fund

Bond Funds
--------------------------------------------------------------------------------
Short Duration
Short-Term Fund
Low Duration Fund

Intermediate Duration
Total Return Fund
Total Return Mortgage Fund

Short Duration
Municipal Bond Fund

Tax-Exempt
Short Duration Municipal Income Fund
Municipal Bond Fund
CA Interm. Municipal Bond Fund
NY Municipal Bond Fund
CA Municipal Bond Fund

Inflation-Indexed
Real Return Bond Fund

International
Foreign Bond Fund
Emerging Markets Bond Fund

High Yield
High Yield Fund

Convertible
Convertible Fund

(C) 2001 PIMCO Funds Distributors, LLC

This material is authorized for use only when preceded or accompanied by a current PIMCO Funds prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. Although carefully verified, data is not guaranteed as to accuracy or completeness. PIMCO Funds can not be held responsible for any loss incurred by applying any information in this publication.

                           Shareholder Communications
                              Now Available Online
[GRAPHIC]
PIMCO Funds is pleased to announce that you can now elect to receive your shareholder communications online. This new service, called eDelivery, allows you to access annual and semi-annual reports, prospectuses and proxy statements through the Internet--eliminating the paper mailings you've received in the past.

Why sign up?
eDelivery provides you with several important benefits, including:
 .    Faster delivery than regular mail
 .    Convenient access to valuable information
 .    Environmentally sound.
                                                                       [GRAPHIC]
How it works
To sign up for eDelivery, go to www.pimcofunds.com/edelivery and complete the short enrollment form. As communications become available, we will send you an e-mail notification containing the Internet address where you can view and print the materials.

For more information on this valuable new service, turn to page 5 in this magazine.

                                                                      PZ035.4/01

--------------------------------------------------------------------------------
                               www.pimcofunds.com
--------------------------------------------------------------------------------

[LOGO OF PIMCO FUNDS]

PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902-6896

                                                           [LOGO OF PIMCO FUNDS]


                                                PRIVATE ACCOUNT PORTFOLIO SERIES

                                                                   ANNUAL REPORT
                                                                  March 31, 2001

           The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the
         Securities Act of 1933, as amended (the "Securities Act"). The enclosed Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

Contents
Chairman's Message ............................................................1
Financial Highlights .........................................................12
Statements of Assets and Liabilities .........................................14
Statements of Operations .....................................................16
Statements of Changes in Net Assets ..........................................18
Statements of Cash Flows .....................................................20
Notes to Financial Statements ................................................56
Report of Independent Accountants ............................................61

                                                                            Fund           Schedule of
                                                                            Summary        Investments
Short-Term Portfolio ..........................................................2                 21
U.S. Government Sector Portfolio ..............................................3                 23
Investment Grade Corporate Portfolio ..........................................4                 26
High Yield Portfolio ..........................................................5                 30
Mortgage Portfolio ............................................................6                 33
Asset-Backed Securities Portfolio .............................................7                 42
Real Return Bond Portfolio ....................................................8                 43
International Portfolio .......................................................9                 45
Emerging Markets Portfolio ...................................................10                 52
Municipal Sector Portfolio ...................................................11                 54

Chairman's Letter


Dear PIMCO Funds Shareholder:

We are pleased to present you with this annual report for the Private Account Portfolio Series, the separate portfolios of the PIMCO Funds: Pacific Investment Management Series. During the Private Account Portfolio Series' fiscal year, assets grew by $5.7 billion to finish the 12-month period ended March 31, 2001 at $10.3 billion.

Strongly positive returns from fixed income securities helped anchor diversified portfolios during a year in which many major global stock markets finished in negative territory. The Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, increased 12.53% over the fiscal year. Stocks retreated as the correction in the technology sector that began during 2000 spread to other industries.

Investors looking for safety pushed Treasury yields lower during the latter part of the fiscal year, with short and intermediate maturities falling the most. The 3-month Treasury yield decreased 1.58% over the course of the year to finish at 4.28%. The 2- to 30-year portion of the yield curve steepened sharply as the 2-year yield dropped 2.30% while the 30-year yield dropped slightly by 0.38%. The 10-year yield fell 1.09% to close at 4.92%.

The Fed left the fed funds rate unchanged during the second half of 2000 after last increasing the rate 0.50% to 6.50% in May 2000, the last of six rate hikes since June 1999. The central bank shifted emphasis away from inflation at its December meeting and set the stage for an easing cycle. U.S. growth slowed to 1.0% in the final quarter of 2000, the weakest pace in more than five years. This sudden deceleration prompted two 0.50% fed funds rate cuts by the Fed in January to prevent a slowdown from turning into a recession.

Signs of economic weakness continued to mount, however, including a relentless procession of profit warnings from companies in a diverse range of industries. On March 20, the Fed reduced the fed funds rate an additional 0.50% and suggested that more easing could soon be on the way. The central bank stated in its accompanying press release that it "will need to monitor events closely" as "the economic situation could be evolving rapidly." Consumer confidence revived late in the quarter as employment levels remained relatively high. Even so, pessimists who thought the Fed should have acted more aggressively at its March meeting could point to retrenchment in business investment as a sign that the economy would continue to weaken.

We are pleased to announce the addition of the Asset-Backed Securities Portfolio and the High Yield Portfolio, which began operations in October 2000 and December 2000, respectively. In addition, the Short-Term, Real Return Bond and Municipal Sector Portfolios were launched earlier during the fiscal year in an effort to further compliment our product offering and broaden the range of investment options available to investors.

On the following pages you will find specific details as to each Portfolio's composition and total return investment performance including a discussion of those factors that affected investment performance.

We appreciate the trust you have placed in us through your investments, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.



Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board

April 30, 2001

                                                            2001 Annual Report 1

PIMCO Short-Term Portfolio


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and daily liquidity

Portfolio:
Primarily money market instruments and short duration fixed income securities

Duration:
0.7 years

Total Net Assets:
$191.3 million


Sector Breakdown:*

                                    [GRAPH]

                       Mortgage-Backed Securities 48.1%
                       Corporate Bonds & Notes    32.9%
                       Asset-Backed Securities     6.6%
                       Other                      12.4%


Quality Breakdown:*

                                    [GRAPH]

                                   AAA  46.4%
                                    AA   3.4%
                                     A  23.4%
                                   BBB  26.8%



*% of Total Investments as of March 31, 2001


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2001

                    Short-Term Portfolio     Salomon 3-Month
                    (Incep. 4/20/2000)       Treasury Bill Index

6 Months                  3.75%                    2.99%
Since Inception           7.62%                      --


Cumulative Returns Through March 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                             SHORT TERM PORTFOLIO

                                                        Salomon
                              Short-Term                3-Month Treasury
   MONTH                      Portfolio                 Bill Index
--------------------------------------------------------------------------------
04/30/2000                    5,000,000                 5,000,000
05/31/2000                    5,025,000                 5,024,500
06/30/2000                    5,065,135                 5,048,115
07/31/2000                    5,100,450                 5,072,346
08/31/2000                    5,140,809                 5,097,453
09/30/2000                    5,186,575                 5,122,941
10/31/2000                    5,212,251                 5,149,785
11/30/2000                    5,248,198                 5,176,049
12/31/2000                    5,285,949                 5,203,482
01/31/2001                    5,301,760                 5,230,541
02/28/2001                    5,343,921                 5,253,032
03/31/2001                    5,380,874                 5,276,144

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/2000, the first full month following the Portfolio's inception on 4/20/00, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Short-Term Portfolio returned 3.75% for the six-month period ended
     March 31, 2001, outperforming the Salomon 3-Month Treasury Bill Index return of 2.99%.

 .    An above-Index duration boosted returns as short-term interest rates fell significantly.

 .    An allocation to mortgage-backed securities was neutral for performance as higher yields heightened market volatility and rising prepayments put pressure on prices.

 .    The Portfolio's investment-grade corporate holdings slightly enhanced performance as Fed easing sparked a recovery that allowed corporates to gain ground.

 .    Limited holdings of U.S. dollar-denominated emerging markets bonds were positive due to the higher yields provided by these issues and because problem credits were avoided.

 .    Real return bonds added to relative returns, outperforming like-duration
     Treasuries as real yields fell.


2 PIMCO Funds

PIMCO U.S. Government Sector Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with prudent investment management

Portfolio:
Primarily U.S. government securities

Duration:
11.6 years

Total Net Assets:
$1.3 billion


Sector Breakdown:*

                                    [GRAPH]

                       U.S. Treasury Obligations  48.1%
                       U.S. Government Agencies   23.8%
                       Mortgage-Backed Securities 10.9%
                       Corporate Bonds & Notes     9.2%
                       Other                       8.0%


Quality Breakdown:*

                                    [GRAPH]

                                   AAA  87.2%
                                    AA   2.9%
                                     A   7.6%
                                   BBB   2.3%


*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2001

                    U.S. Government      Salomon 3-Month   Lehman Brothers
                    Sector Portfolio     Treasury Bill     Long-Term Government
                    (Incep. 1/31/2000)   Index             Index

1 Year                   16.03%               6.02%              13.21%
Since Inception*         20.04%                 --                  --
* Annualized


CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

$6.3 (in millions)

                                    [GRAPH]

                       U.S. GOVERNMENT SECTOR PORTFOLIO

                                          Salomon           Lehman Brothers
                   U.S. Government        3-Month Treasury  Long-Term Government
  MONTH            Sector Portfolio       Bill Index        Index
--------------------------------------------------------------------------------
01/31/2000         5,000,000              5,000,000         5,000,000
02/29/2000         5,135,000              5,021,499         5,146,501
03/31/2000         5,330,522              5,045,100         5,313,765
04/30/2000         5,295,386              5,068,812         5,269,127
05/31/2000         5,290,367              5,093,649         5,246,995
06/30/2000         5,466,324              5,117,588         5,365,576
07/31/2000         5,537,250              5,142,153         5,456,790
08/31/2000         5,668,968              5,167,606         5,583,386
09/30/2000         5,638,655              5,193,444         5,523,085
10/31/2000         5,741,644              5,220,658         5,610,905
11/30/2000         5,896,128              5,247,283         5,787,085
12/31/2000         6,050,053              5,275,094         5,933,501
01/31/2001         6,098,844              5,302,525         5,948,927
02/28/2001         6,207,268              5,325,326         6,046,489
03/31/2001         6,185,103              5,348,756         6,015,654

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/2000, the first full month following the Portfolio's inception date on 1/31/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Long-Term Government Index, each an unmanaged market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The U.S. Government Sector Portfolio outperformed the Lehman Brothers
     Long-Term Government Index for the year ended March 31, 2001, returning 16.03% versus 13.21% for the Index.

 .    Extending duration was modestly positive for the year as interest rates generally trended downward.

 .    Premiums from written options were positive as interest rates remained within our anticipated range.

 .    Real return bonds added to relative returns, outperforming like-duration
     Treasuries as real yields fell.

                                                            2001 Annual Report 3

PIMCO Investment Grade Corporate Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with prudent investment management

Portfolio:
Primarily corporate fixed income securities

Duration:
4.6 years

Total Net Assets:
$999.6 million


Sector Breakdown:*

                                    [GRAPH]

                       Corporate Bonds & Notes     73.0%
                       Short-Term Instruments      14.3%
                       Mortgage-Backed Securities  10.1%
                       Other                        2.6%


Quality Breakdown:*

                                    [GRAPH]

                                   AAA  27.0%
                                    AA   8.3%
                                     A  37.9%
                                   BBB  26.8%


*% of Total Investments as of March 31, 2001


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2001

                     Investment Grade      Salomon 3-Month   Lehman Brothers
                     Corporate Portfolio   Treasury Bill     Intermediate Credit
                     (Incep. 1/26/2000)    Index             Index

1 Year                     11.59%               6.02%              12.40%
Since Inception*           11.71%                 --                  --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                     INVESTMENT GRADE CORPORATE PORTFOLIO

                   Investment Grade      Salomon             Lehman Brothers
                   Corporate             3-Month Treasury    Intermediate Credit
  MONTH            Portfolio             Bill Index          Index
--------------------------------------------------------------------------------
01/31/2000         5,000,000             5,000,000           5,000,000
02/29/2000         5,060,120             5,021,499           5,040,872
03/31/2000         5,115,509             5,045,100           5,083,626
04/30/2000         5,080,160             5,068,812           5,054,370
05/31/2000         5,090,260             5,093,649           5,052,015
06/30/2000         5,186,549             5,117,588           5,157,097
07/31/2000         5,227,630             5,142,153           5,204,542
08/31/2000         5,294,388             5,167,606           5,271,160
09/30/2000         5,341,134             5,193,444           5,322,291
10/31/2000         5,351,556             5,220,658           5,327,081
11/30/2000         5,424,508             5,247,283           5,390,473
12/31/2000         5,504,589             5,275,094           5,496,126
01/31/2001         5,606,525             5,302,525           5,612,644
02/28/2001         5,665,541             5,325,326           5,667,648
03/31/2001         5,708,401             5,348,756           5,714,123

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/2000, the first full month following the Portfolio's inception date on 1/26/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Intermediate Credit Index, each an unmanaged market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Investment Grade Corporate Portfolio returned 11.59% for the year ended
     March 31, 2001, compared to 12.40% for the Lehman Brothers Intermediate Credit Index.

 .    An above-benchmark duration had a positive impact on returns as interest rates fell.

 .    Underweighting consumer cyclicals added to returns as excess capacity and reduced demand caused this sector to underperform.

 .    An overweight to transportation-related companies, especially Equipment
     Trust Certificates (ETCs), boosted returns as strong demand more than offset higher oil prices.

 .    A small allocation to mortgage-backed securities detracted slightly from returns as recent interest rate volatility caused this sector to underperform.

4 PIMCO Funds

PIMCO High Yield Portfolio


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with prudent investment management

Portfolio:
Primarily higher yielding fixed income securities

Duration:
4.3 years

Total Net Assets:
$212.2 million


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Sector Breakdown:*

                                    [GRAPH]

                       Corporate Bonds & Notes    83.1%
                       Mortgage-Backed Securities  8.0%
                       Asset-Backed Securities     6.1%
                       Other                       2.8%


Quality Breakdown:*

                                    [GRAPH]

                                  AAA   1.2%
                                   AA   0.6%
                                    A   1.2%
                                  BBB  16.7%
                                   BB  42.5%
                                    B  37.8%

*% of Total Investments as of March 31, 2001


Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio commenced operations on 12/08/2000. The total return performance since inception was 2.09%. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. The investments made by the High Yield Portfolio may involve high risk and have speculative characteristics.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The High Yield Portfolio returned 0.20% for the quarter ended March 31,
     2001 compared to 5.52% for the Lehman Brothers BB U.S. High Yield Index.

 .    An overweight in telecoms was negative as this sector significantly underperformed the broader market.

 .    A focus on conservative companies such as healthcare and utilities detracted from returns as the more aggressive sectors outperformed in the beginning of 2001.

 .    Avoiding basic materials and retail issues helped relative performance as these sectors were adversely effected by excess capacity and a reduction in consumer and investment demand.

2001 Annual Report 5

PIMCO Mortgage Portfolio


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with prudent investment management

Portfolio:
Primarily mortgage-related fixed income securities

Duration:
3.4 years

Total Net Assets:
$3.5 billion


Sector Breakdown:*

                                    [GRAPH]

                       Mortgage-Backed Securities  68.2%
                       Asset-Backed Securities     18.8%
                       U.S. Treasury Obligations    6.8%
                       Other                        6.2%


Quality Breakdown:*

                                    [GRAPH]

                                   AAA  79.6%
                                   AA    6.4%
                                   A     7.1%
                                   BBB   6.9%



*% of Total Investments as of March 31, 2001


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2001

                                            Salomon 3-Month   Lehman Brothers
                       Mortgage Portfolio   Treasury Bill     Mortgage
                       (Incep. 1/31/2000)   Index             Index

1 Year                       12.57%             6.02%             12.64%
Since Inception*             13.74%               --                 --

* Annualized


CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                              MORTGAGE PORTFOLIO

                                  Salomon
                 Mortgage         3-Month Treasury        Lehman Brothers
  MONTH          Portfolio        Bill Index              Mortgage Index
--------------------------------------------------------------------------------
01/31/2000       5,000,000        5,000,000               5,000,000
02/29/2000       5,085,000        5,021,499               5,057,965
03/31/2000       5,160,295        5,045,100               5,113,285
04/30/2000       5,155,266        5,068,812               5,116,793
05/31/2000       5,150,236        5,093,649               5,119,150
06/30/2000       5,251,091        5,117,588               5,228,582
07/31/2000       5,286,605        5,142,153               5,262,165
08/31/2000       5,357,635        5,167,606               5,341,925
09/30/2000       5,403,807        5,193,444               5,397,302
10/31/2000       5,439,832        5,220,658               5,436,060
11/30/2000       5,537,616        5,247,283               5,517,832
12/31/2000       5,658,808        5,275,094               5,606,677
01/31/2001       5,723,113        5,302,525               5,693,970
02/28/2001       5,771,341        5,325,326               5,726,575
03/31/2001       5,808,778        5,348,756               5,759,813

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/2000, the first full month following the Portfolio's inception date on 1/31/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Mortgage Index, each an unmanaged market index.

--------------------------------------------------------------------------------
Portfolio insights
--------------------------------------------------------------------------------

 .    The Mortgage Portfolio returned 12.57% for the year ended March 31, 2001, underperforming the 12.64% return of the Lehman Brothers Mortgage Index.

 .    The Portfolio maintained a slightly higher duration than the Index, which added to returns as interest rates fell during the period.

 .    Greater than Index exposure to GNMA securities hurt relative returns as market concerns that the federal government would restrict the activities of the Federal Home Loan Mortgage Corp. and the Federal National Mortgage Association dissipated causing these sectors of the market to perform well.

 .    A dramatic shift in the shape of the yield curve favoring short to intermediate issues caused the long securities in the Portfolio to detract from performance.

6 PIMCO Funds

PIMCO Asset-Backed Securities Portfolio


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with prudent investment management

Portfolio:
Primarily asset-backed securities

Duration:
3.6 years

Total Net Assets:
$53.8 million


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Sector Breakdown:*

                                    [GRAPH]

                       Asset-Backed Securities    67.6%
                       Mortgage-Backed Securities 31.3%
                       Other                       1.1%


Quality Breakdown:*

                                    [GRAPH]

                                  AAA  57.4%
                                   AA  10.7%
                                    A  12.2%
                                  BBB  19.7%


*% of Total Investments as of March 31, 2001

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio commenced operations on 10/31/2000. The total return performance since inception was 7.58%.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Asset-Backed Securities Portfolio commenced operations on October 31,
     2000.

 .    The Portfolio's investment objective is to maximize total return, consistent with prudent investment management, by investing primarily in asset-backed securities.

 .    The Asset-Backed Securities Portfolio returned 2.90% during the first quarter of 2001, underperforming the 3.31% return of the Lehman Brothers Asset-Backed Securities Index.

 .    The Portfolio maintained a slightly higher duration than the Index, which added to returns as interest rates fell during the period.

 .    Exposure to pass-through securities hurt returns as an increase in mortgage prepayments hurt returns in this sector.

                                                            2001 Annual Report 7

PIMCO Real Return Bond Portfolio


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with prudent investment management

Portfolio:
Primarily inflation-indexed fixed income securities

Duration:
2.3 years

Total Net Assets:
$208.8 million


Sector Breakdown:*

                                    [GRAPH]

                        U.S. Treasury Obligations  75.3%
                        Corporate Bonds & Notes    14.4%
                        Short-Term Instruments      7.2%
                        Other                       3.1%


Quality Breakdown:*

                                    [GRAPH]

                                   AAA  84.8%
                                    AA   4.6%
                                     A   5.9%
                                   BBB   4.7%


*% of Total Investments as of March 31, 2001


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2001

                      Real Return          Salomon 3-Month   Lehman Brothers
                      Bond Portfolio       Treasury Bill     Inflation Linked
                      (Incep. 4/28/2000)   Index             Treasury Index
--------------------------------------------------------------------------------
6 Months                    9.22%               2.99%             8.78%
Since Inception            13.83%                 --                --


CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                          REAL RETURN BOND PORTFOLIO


                                      Salomon                 Lehman Brothers
                   Real Return        3-Month Treasury        Inflation Linked
  MONTH            Portfolio          Bill Index              Treasury Index
--------------------------------------------------------------------------------
04/30/2000         5,000,000          5,000,000               5,000,000
05/31/2000         4,990,000          5,024,500               4,986,999
06/30/2000         5,070,080          5,048,115               5,049,832
07/31/2000         5,110,239          5,072,346               5,092,997
08/31/2000         5,160,437          5,097,453               5,130,685
09/30/2000         5,210,932          5,122,941               5,157,363
10/31/2000         5,277,151          5,149,785               5,219,768
11/30/2000         5,358,651          5,176,049               5,295,456
12/31/2000         5,398,355          5,203,482               5,352,644
01/31/2001         5,524,020          5,230,541               5,464,518
02/28/2001         5,644,449          5,253,032               5,556,865
03/31/2001         5,691,545          5,276,144               5,610,213

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/2000, the first full month following the Portfolio's inception on 4/28/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers Inflation Linked Treasury Index, each an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    From its inception on April 28, 2000 through March 31, 2001, the Real
     Return Bond Portfolio returned 13.83%, reflecting an average decline of 0.55% in real yields for Treasury Inflation Protection Securities (TIPS).

 .    Over the Portfolio's operating history during fiscal 2001, TIPS outperformed the conventional, or non-inflation-adjusted, debt markets on a duration-equivalent basis.

 .    The Portfolio is required to maintain 65% of its net assets in inflation-indexed securities: during its operating history, inflation-indexed bonds have contributed 90% or more of the Portfolio's duration.

 .    An above-benchmark duration maintained by the Portfolio throughout its operating history improved returns as real yields dropped.

 .    Overweighting intermediate TIPS boosted performance as intermediate real yields dropped more than longer-term real yields.

 .    The Portfolio achieved greater inflation adjustments by overweighting intermediate TIPS maturities, which generate greater inflation capture than longer-term TIPS on a duration-equivalent basis.

 .    The Portfolio's yield was improved by using a combination of TIPS buy-forward agreements and low-duration, high quality conventional yield debt instruments.

 .    The Portfolio carefully managed its credit exposures by concentrating credit-sensitive holdings in high-quality corporate and asset-backed holdings and by limiting duration exposure contributed by credit-sensitive holdings.



8 PIMCO Funds

PIMCO International Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with prudent investment management

Portfolio:
Primarily non-U.S. fixed income securities

Duration:
11.2 years

Total Net Assets:
$3.6 billion


Country Allocation:*

                                    [GRAPH]

                          United States          46.2%
                          Germany                31.7%
                          Short-Term Instruments  5.2%
                          Other                  16.9%


Quality Breakdown:*

                                    [GRAPH]

                                   AAA  74.8%
                                    AA  11.2%
                                     A   9.7%
                                   BBB   4.3%



*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2001

                                                 Salomon                              Salomon Bros.           Lehman
                       International             3-Month           J.P. Morgan        World Gov.              Brothers
                       Portfolio                 Treasury Bill     Non-U.S. Index     Bond Index              Aggregate
                       (Incep. 12/13/1989)       Index             (Hedged)           (Currency Hedged)       Bond Index

1 Year                        10.89%               6.02%               10.36%               11.24%               12.53%
3 Years*                       5.20%               5.29%                7.91%                8.31%                6.88%
5 Years*                       8.50%               5.27%                9.92%                9.80%                7.48%
10 Years*                      8.37%               4.84%                8.90%                9.18%                7.98%
Since Inception*               8.29%                 --                   --                   --                   --

* Annualized


CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                         INTERNATIONAL BOND PORTFOLIO

                                                                  Lehman                                        Salomon Bros.
                                          Salomon                 Brothers                                      World Gov.
                     International        3-Month Treasury        Aggregate         J.P. Morgan Non-U.S.        Bond Index
  MONTH              Portfolio            Bill Index              Bond Index        Index (Hedged)              (Currency Hedged)
----------------------------------------------------------------------------------------------------------------------------------
12/31/1989            5,000,000           5,000,000                5,000,000         5,000,000                   5,000,000
01/31/1990            4,944,945           5,033,000                4,940,584         4,894,002                   4,901,150
02/28/1990            4,859,860           5,063,192                4,956,571         4,822,549                   4,828,122
03/31/1990            4,924,925           5,097,117                4,960,222         4,826,888                   4,825,757
04/30/1990            4,894,711           5,130,239                4,914,778         4,824,957                   4,821,703
05/31/1990            4,980,318           5,165,123                5,060,297         4,945,583                   4,941,474
06/30/1990            5,060,889           5,198,699                5,141,490         4,971,299                   4,967,367
07/31/1990            5,189,338           5,233,007                5,212,613         4,995,162                   4,986,841
08/31/1990            5,101,993           5,267,019                5,143,001         4,923,731                   4,919,619
09/30/1990            5,096,855           5,299,147                5,185,549         4,900,097                   4,892,214
10/31/1990            5,191,047           5,332,008                5,251,385         5,035,831                   5,032,474
11/30/1990            5,295,705           5,363,473                5,364,426         5,113,886                   5,114,856
12/31/1990            5,353,791           5,398,336                5,448,011         5,164,511                   5,165,902
01/31/1991            5,461,621           5,429,107                5,515,358         5,262,640                   5,264,004
02/28/1991            5,537,103           5,455,710                5,562,437         5,343,157                   5,341,333
03/31/1991            5,493,971           5,484,079                5,600,705         5,351,704                   5,344,163
04/30/1991            5,571,350           5,510,402                5,661,380         5,390,773                   5,370,404
05/31/1991            5,598,986           5,536,853                5,694,486         5,432,283                   5,402,195
06/30/1991            5,576,878           5,562,322                5,691,591         5,392,084                   5,372,971
07/31/1991            5,627,372           5,589,022                5,770,519         5,422,820                   5,421,916
08/31/1991            5,756,415           5,615,290                5,895,393         5,504,703                   5,492,130
09/30/1991            5,868,626           5,639,998                6,014,854         5,585,071                   5,581,764
10/31/1991            5,919,955           5,664,813                6,081,823         5,629,192                   5,621,505
11/30/1991            5,937,064           5,687,473                6,137,588         5,634,259                   5,639,437
12/31/1991            6,117,563           5,708,517                6,319,864         5,727,223                   5,739,764
01/31/1992            6,123,555           5,728,497                6,233,887         5,781,061                   5,787,804
02/29/1992            6,153,514           5,746,254                6,274,421         5,800,139                   5,807,080
03/31/1992            6,096,592           5,765,791                6,239,048         5,758,379                   5,774,154
04/30/1992            6,127,014           5,784,243                6,284,114         5,783,140                   5,792,167
05/31/1992            6,212,196           5,803,330                6,402,694         5,836,343                   5,854,548
06/30/1992            6,193,943           5,820,740                6,490,811         5,828,173                   5,878,729
07/31/1992            6,193,943           5,838,203                6,623,238         5,809,522                   5,919,996
08/31/1992            6,193,943           5,854,550                6,690,332         5,810,685                   5,938,706
09/30/1992            6,298,508           5,869,185                6,769,637         5,890,873                   6,036,160
10/31/1992            6,465,397           5,883,857                6,679,884         6,010,455                   6,134,909
11/30/1992            6,465,397           5,898,566                6,681,395         6,001,441                   6,126,997
12/31/1992            6,545,751           5,914,493                6,787,638         6,069,258                   6,189,491
01/31/1993            6,570,432           5,930,462                6,917,800         6,124,490                   6,250,890
02/28/1993            6,704,914           5,944,102                7,038,897         6,235,345                   6,385,411
03/31/1993            6,743,338           5,958,963                7,068,228         6,239,086                   6,365,170
04/30/1993            6,717,722           5,973,263                7,117,447         6,239,709                   6,349,320
05/31/1993            6,763,200           5,988,197                7,126,511         6,274,653                   6,361,067
06/30/1993            6,912,627           6,003,167                7,255,665         6,402,655                   6,470,093
07/31/1993            6,997,086           6,018,776                7,296,702         6,474,365                   6,542,559
08/31/1993            7,128,240           6,034,425                7,424,597         6,609,031                   6,662,418
09/30/1993            7,141,356           6,049,511                7,444,990         6,637,449                   6,720,049
10/31/1993            7,252,837           6,065,240                7,472,810         6,725,728                   6,806,806
11/30/1993            7,292,542           6,080,402                7,409,240         6,772,807                   6,890,597
12/31/1993            7,480,184           6,096,212                7,449,396         6,913,004                   7,003,256
01/31/1994            7,466,522           6,112,061                7,549,975         6,878,440                   6,924,050
02/28/1994            7,271,176           6,126,730                7,418,807         6,723,674                   6,797,340
03/31/1994            7,184,356           6,143,884                7,235,901         6,662,489                   6,746,973
04/30/1994            7,133,711           6,162,315                7,178,122         6,615,184                   6,712,023
05/31/1994            6,943,674           6,182,650                7,177,115         6,541,754                   6,672,357
06/30/1994            6,768,255           6,203,672                7,161,254         6,475,028                   6,606,433
07/31/1994            6,804,801           6,226,004                7,303,499         6,517,762                   6,670,382
08/31/1994            6,723,527           6,249,040                7,312,563         6,455,193                   6,616,352
09/30/1994            6,686,585           6,272,161                7,204,935         6,461,002                   6,626,675
10/31/1994            6,716,139           6,297,877                7,198,515         6,486,200                   6,641,718
11/30/1994            6,775,247           6,324,328                7,182,528         6,577,654                   6,733,703
12/31/1994            6,768,742           6,353,419                7,232,125         6,562,527                   6,742,861
01/31/1995            6,845,010           6,382,645                7,375,252         6,634,060                   6,814,943
02/28/1995            6,940,344           6,410,729                7,550,604         6,719,640                   6,919,622
03/31/1995            7,092,879           6,442,142                7,596,928         6,856,718                   7,113,649
04/30/1995            7,226,348           6,473,064                7,703,046         6,965,740                   7,225,046
05/31/1995            7,283,548           6,504,783                8,001,133         7,194,219                   7,464,774
06/30/1995            7,216,814           6,535,355                8,059,794         7,170,476                   7,457,832
07/31/1995            7,359,816           6,566,724                8,041,793         7,260,826                   7,530,545
08/31/1995            7,512,351           6,597,588                8,138,847         7,323,992                   7,572,264
09/30/1995            7,579,085           6,627,277                8,218,026         7,439,711                   7,709,248
10/31/1995            7,741,153           6,657,763                8,324,899         7,523,038                   7,789,499
11/30/1995            8,028,929           6,687,056                8,449,648         7,687,792                   7,953,859
12/31/1995            8,172,816           6,717,817                8,568,228         7,759,288                   7,998,959
01/31/1996            8,323,303           6,748,047                8,625,126         7,853,176                   8,066,389
02/29/1996            8,071,081           6,775,714                8,475,201         7,760,509                   7,968,867
03/31/1996            8,162,452           6,804,172                8,416,289         7,824,921                   8,061,304
04/30/1996            8,314,737           6,832,069                8,368,958         7,918,820                   8,102,659
05/31/1996            8,294,432           6,861,446                8,351,964         7,972,668                   8,166,185
06/30/1996            8,406,606           6,890,266                8,464,124         8,038,841                   8,226,123
07/31/1996            8,518,966           6,919,893                8,487,286         8,099,132                   8,291,523
08/31/1996            8,682,399           6,950,341                8,473,061         8,206,850                   8,415,894
09/30/1996            8,938,478           6,980,228                8,620,720         8,381,658                   8,563,256
10/31/1996            9,277,524           7,010,940                8,811,682         8,519,953                   8,707,033
11/30/1996            9,585,748           7,040,387                8,962,613         8,690,353                   8,853,051
12/31/1996            9,541,698           7,070,659                8,879,280         8,702,521                   8,847,827
01/31/1997            9,589,950           7,101,064                8,906,470         8,811,304                   8,964,175
02/28/1997            9,650,264           7,128,758                8,928,625         8,867,695                   9,048,171
03/31/1997            9,456,645           7,160,124                8,829,683         8,820,698                   9,022,564
04/30/1997            9,529,482           7,190,913                8,961,858         8,915,963                   9,094,113
05/31/1997            9,711,574           7,222,552                9,046,576         8,962,325                   9,124,215
06/30/1997            9,917,871           7,252,888                9,153,953         9,114,683                   9,267,283
07/31/1997           10,149,939           7,284,075                9,400,806         9,259,609                   9,419,453
08/31/1997           10,027,798           7,315,396                9,320,619         9,270,720                   9,450,818
09/30/1997           10,224,042           7,346,122                9,458,082         9,434,811                   9,590,974
10/31/1997           10,088,868           7,378,443                9,595,292         9,495,192                   9,678,635
11/30/1997           10,150,311           7,409,434                9,639,476         9,563,560                   9,725,963
12/31/1997           10,134,127           7,441,296                9,736,531         9,687,886                   9,834,895
01/31/1998           10,367,431           7,474,038                9,861,531         9,816,715                   9,949,568
02/28/1998           10,323,686           7,503,933                9,853,663         9,904,106                  10,036,231
03/31/1998           10,542,817           7,536,951                9,887,966         9,992,250                  10,126,154
04/30/1998           10,601,551           7,568,601                9,939,577        10,043,212                  10,190,861
05/31/1998           10,807,121           7,601,151               10,033,862        10,180,804                  10,339,853
06/30/1998           10,940,178           7,632,316               10,118,958        10,224,581                  10,368,081
07/31/1998           10,940,178           7,664,371               10,140,483        10,319,668                  10,458,180
08/31/1998           10,688,849           7,697,328               10,305,514        10,522,966                  10,672,467
09/30/1998           10,956,920           7,728,887               10,546,828        10,772,362                  10,936,503
10/31/1998           10,778,275           7,759,803               10,491,062        10,756,203                  10,925,894
11/30/1998           10,867,598           7,788,514               10,550,604        10,872,370                  11,007,730
12/31/1998           11,270,457           7,817,332               10,582,326        10,859,322                  10,902,936
01/31/1999           11,396,384           7,846,256               10,657,855        10,993,977                  11,032,464
02/28/1999           11,097,307           7,872,934               10,471,803        10,920,319                  10,989,769
03/31/1999           11,144,530           7,902,850               10,529,834        11,050,270                  11,138,129
04/30/1999           11,160,271           7,932,091               10,563,192        11,190,608                  11,281,477
05/31/1999           10,939,899           7,962,233               10,470,670        11,144,727                  11,265,119
06/30/1999           10,924,617           7,991,692               10,437,311        10,971,984                  11,083,976
07/31/1999           10,908,762           8,022,861               10,392,875        10,943,457                  11,092,288
08/31/1999           10,861,194           8,054,953               10,387,691        10,963,155                  11,119,355
09/30/1999           10,988,621           8,086,366               10,508,182        11,004,817                  11,187,738
10/31/1999           10,972,649           8,119,521               10,546,954        11,031,228                  11,217,050
11/30/1999           10,924,733           8,151,998               10,546,198        11,095,206                  11,274,033
12/31/1999           11,003,998           8,187,053               10,495,342        11,128,492                  11,335,588
01/31/2000           10,938,693           8,223,076               10,460,977        11,129,607                  11,349,079
02/29/2000           10,922,366           8,258,434               10,587,487        11,211,964                  11,420,917
03/31/2000           11,069,547           8,297,248               10,726,964        11,375,657                  11,565,507
04/30/2000           11,020,203           8,336,244               10,696,249        11,437,085                  11,633,048
05/31/2000           11,135,340           8,377,092               10,691,339        11,528,579                  11,738,908
06/30/2000           11,250,597           8,416,463               10,913,771        11,583,916                  11,841,034
07/31/2000           11,300,305           8,456,863               11,012,840        11,667,320                  11,941,686
08/31/2000           11,300,305           8,498,723               11,172,457        11,669,652                  11,996,617
09/30/2000           11,383,888           8,541,217               11,242,699        11,770,012                  12,067,397
10/31/2000           11,400,579           8,585,973               11,317,095        11,865,348                  12,174,797
11/30/2000           11,617,574           8,629,761               11,502,140        12,075,364                  12,385,909
12/31/2000           11,843,083           8,675,499               11,715,509        12,209,400                  12,507,287
01/31/2001           12,033,264           8,720,613               11,907,100        12,354,192                  12,654,874
02/28/2001           12,119,709           8,758,111               12,010,826        12,460,339                  12,771,301
03/31/2001           12,274,582           8,796,646               12,071,123        12,554,379                  12,865,807

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1990, the first full month following the Portfolio's inception date on 12/13/1989, compared to the Salomon 3-Month Treasury Bill Index, the Lehman Brothers Aggregate Bond Index, the J.P. Morgan Non-U.S. Index (Hedged) and the Salomon Brothers World Government Bond Index (Currency Hedged), each an unmanaged market index. Foreign investing involves potentially higher risks including currency fluctuations and political or economic uncertainty. We will no longer compare the Portfolio to the Salomon Brothers World Government Bond Index (Currency Hedged) and Lehman Brothers Aggregate Bond Indexes since these Indexes are not a comparable International Portfolio index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the 12-month period ended March 31, 2001, the International Portfolio posted a return of 10.89%, outperforming the 6.02% return of the Salomon 3-Month Treasury Bill Index.

 .    Extending the Portfolio's duration added to returns as yields fell worldwide amid a slowdown in global growth. A portion of the Portfolio's overweight duration was focused in core Europe and these bonds rallied as Europe felt the impact of the U.S.-led slowdown.

 .    An underweight in Japan was negative. Japanese yields fell due to a weak economy, continued domestic support and a return to zero short-term rates.

 .    Real return bonds added to relative returns, outperforming like-duration government bonds as real yields fell worldwide.

 .    An overweight in the euro was negative. The euro fell despite improving growth relative to the U.S. Later in the year, concern that the ECB would keep short-term rates too high, limiting growth prospects, weighed heavily on the euro.

 .    Emerging market holdings were slightly positive as we avoided problem credits such as Turkey and Argentina.

 .    An underweight in Hong Kong versus the U.S. added to returns after heightened concerns about fixed currency regimes caused Hong Kong yields to rise.

                                                            2001 Annual Report 9

PIMCO Emerging Markets Portfolio


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with prudent investment management

Portfolio:
Primarily emerging market fixed income securities

Duration:
4.6 years

Total Net Assets:
$287.9 million


Country Allocation:*

                                    [GRAPH]

                          Mexico                 17.8%
                          Brazil                 12.0%
                          Poland                 11.6%
                          South Korea            11.0%
                          Bulgaria                9.0%
                          Panama                  6.8%
                          Peru                    5.4%
                          Short-Term Instruments  3.9%
                          Other                  22.5%

Quality Breakdown:*

                                    [GRAPH]

                                   AAA    2.8%
                                    AA    2.9%
                                   BBB   53.2%
                                    BB   37.5%
                                     B    3.6%


*% of Total Investments as of March 31, 2001


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2001

                 Emerging               Salomon 3-Month    J.P. Morgan          Lehman Brothers
                 Markets Port.          Treasury Bill      Emerging Markets     Aggregate Bond
                 (Incep. 4/03/1998)     Index              Index Plus           Index

1 Year                  10.31%              6.02%              9.65%               12.53%
Since Inception*         8.89%                --                 --                   --

* Annualized


CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]


                          EMERGING MARKETS PORTFOLIO

                                        Salomon                                   Lehman Brothers
                     Emerging Markets   3-Month Treasury   J.P. Morgan Emerging   Aggregate Bond
   MONTH             Portfolio          Bill Index         Markets Index Plus     Index
-------------------------------------------------------------------------------------------------
04/30/1998           5,000,000          5,000,000          5,000,000              5,000,000
05/31/1998           4,944,400          5,021,503          4,829,347              5,047,429
06/30/1998           4,891,710          5,042,092          4,689,782              5,090,236
07/31/1998           5,001,037          5,063,268          4,722,141              5,101,064
08/31/1998           4,265,043          5,085,040          3,364,998              5,184,081
09/30/1998           4,536,231          5,105,889          3,694,095              5,305,471
10/31/1998           4,749,812          5,126,313          3,933,103              5,277,419
11/30/1998           5,137,475          5,145,280          4,164,761              5,307,371
12/31/1998           5,122,302          5,164,318          4,060,642              5,323,328
01/31/1999           5,110,595          5,183,426          3,909,994              5,361,322
02/28/1999           5,142,926          5,201,049          3,966,297              5,267,730
03/31/1999           5,296,664          5,220,813          4,266,545              5,296,922
04/30/1999           5,438,686          5,240,131          4,557,951              5,313,703
05/31/1999           5,274,822          5,260,043          4,298,148              5,267,161
06/30/1999           5,334,460          5,279,504          4,490,275              5,250,380
07/31/1999           5,345,462          5,300,095          4,397,324              5,228,027
08/31/1999           5,349,303          5,321,296          4,391,169              5,225,419
09/30/1999           5,457,620          5,342,048          4,544,422              5,286,031
10/31/1999           5,547,013          5,363,951          4,719,835              5,305,534
11/30/1999           5,655,067          5,385,406          4,853,406              5,305,155
12/31/1999           5,752,317          5,408,564          5,115,975              5,279,572
01/31/2000           5,696,409          5,432,362          5,014,681              5,262,285
02/29/2000           5,851,645          5,455,720          5,337,625              5,325,925
03/31/2000           5,876,326          5,481,362          5,505,758              5,396,087
04/30/2000           5,786,748          5,507,124          5,400,599              5,380,636
05/31/2000           5,655,366          5,534,108          5,262,883              5,378,166
06/30/2000           5,882,949          5,560,118          5,529,709              5,490,058
07/31/2000           6,004,247          5,586,807          5,696,708              5,539,894
08/31/2000           6,180,129          5,614,461          5,897,800              5,620,187
09/30/2000           6,069,929          5,642,534          5,817,591              5,655,522
10/31/2000           5,970,828          5,672,101          5,686,694              5,692,946
11/30/2000           6,032,766          5,701,028          5,657,693              5,786,031
12/31/2000           6,281,231          5,731,244          5,917,379              5,893,364
01/31/2001           6,430,168          5,761,047          6,219,564              5,989,742
02/28/2001           6,443,119          5,785,819          6,120,842              6,041,920
03/31/2001           6,482,300          5,811,276          6,037,058              6,072,252

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/1998, the first full month following the Portfolio's inception date on 4/03/1998, compared to the Salomon 3-Month Treasury Bill Index, the J.P. Morgan Emerging Markets Index Plus and the Lehman Brothers Aggregate Bond Index, each an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty. Investing in emerging market securities imposes even greater risks including smaller capitalization of securities markets, which can experience illiquidity, price volatility, foreign restrictions, and repatriation of investment income and capital. We will no longer compare the Portfolio to the Lehman Brothers Aggregate Bond Index since the Lehman Brothers Aggregate Bond Index is not a comparable Emerging Markets index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Emerging Markets Portfolio returned 10.31% for the 12-month period ended March 31, 2001, versus the 6.02% return of the Salomon 3-Month Treasury Bill Index and the 9.65% return of the benchmark J.P. Morgan Emerging Markets Index Plus.

 .    The emerging markets sector returned 9.65% during the fiscal period and was among the best performing bond market sectors as economic and financial conditions improved in most countries.

 .    Volatility increased during the period reflecting a difficult external environment and concerns over slowing growth worldwide.

 .    Divergence in performance occurred between those countries with strong fundamentals vs. those contending with weak domestic growth and heavy reliance on external funding.

 .    An underweight to Argentina added to relative performance as debt dynamics continued to deteriorate and economic growth remained weak.

 .    Mexico turned in strong performance on favorable economic data and prospects for an impending rating upgrade; thus the Portfolio's overweight was positive.

 .    In Brazil, our overweight was modestly negative as strong economic conditions were offset as concerns for the Argentine situation mounted.

 .    An underweight to Poland detracted from returns as the country showed strong returns on solid economic growth and continued fiscal discipline.

 .    In South Korea, a strong financial position and evidence of corporate and financial restructuring boosted debt prices; thus our underweight was negative.

10 PIMCO Funds

PIMCO Municipal Sector Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with prudent investment management

Portfolio:
Primarily municipal securities

Duration:
8.5 years

Total Net Assets:
$69.2 million


Sector Breakdown:*

                                    [GRAPH]

                         Municipal Bonds & Notes 95.3%
                         Other                    4.7%

Quality Breakdown:*

                                    [GRAPH]

                                   AAA  81.6%
                                    AA  13.5%
                                     A   1.4%
                                   BBB   3.5%



*% of Total Investments as of March 31, 2001

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2001

                   Municipal              Salomon 3-Month      Lehman Brothers
                   Sector Portfolio       Treasury Bill        General Municipal
                   (Incep. 8/21/2000)     Index                Bond Index
--------------------------------------------------------------------------------
6 Months                10.73%                 2.99%               6.70%
Since Inception          9.95%                   --                  --


CUMULATIVE RETURNS THROUGH MARCH 31, 2001
$5,000,000 invested at inception

                                    [GRAPH]

                          MUNICIPAL SECTOR PORTFOLIO

                                                             Lehman Brothers
                Municipal Sector     Salomon 3-Month         General Municipal
  MONTH         Portfolio            Treasury Bill Index     Bond Index
--------------------------------------------------------------------------------
08/31/2000      5,000,000            5,000,000               5,000,000
09/30/2000      4,959,960            5,025,000               4,974,002
10/31/2000      5,015,015            5,051,331               5,028,218
11/30/2000      5,075,075            5,077,093               5,066,432
12/31/2000      5,324,825            5,104,002               5,191,571
01/31/2001      5,365,356            5,130,543               5,242,970
02/28/2001      5,400,821            5,152,604               5,259,747
03/31/2001      5,491,989            5,175,275               5,307,084

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 9/01/2000, the first full month following the Portfolio's inception date on 8/21/2000, compared to the Salomon 3-Month Treasury Bill Index and the Lehman Brothers General Municipal Bond Index, each an unmanaged market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Municipal Sector Portfolio invests at least 65% of its assets in municipal bonds with no below-investment-grade holdings permitted.

 .    The Portfolio returned 9.95% since its inception on August 21, 2000 through
     March 31, 2001.

 .    The municipal market rallied over the operating history of the Portfolio with municipal rates falling by 0.90% to 1.00% in the shorter maturity range and 0.40% to 0.50% in the long maturity range.

 .    The Portfolio benefited from using higher duration as municipal interest rates dropped during the fiscal year ended March 31, 2001.

 .    The Portfolio improved its returns by taking advantage of the yield curve steepening, accruing yields and total returns above the cost of short-term financing.

 .    Management enhanced performance by substituting municipal duration exposure for Treasury duration exposure at opportune times throughout the operating period.

 .    The Portfolio emphasized a high average AAA or AA+ credit quality throughout its operating history.

 .    The Portfolio was structured at March 31 to provide: high coupon income from call-protected bonds; potential price appreciation from additional Fed easing; and additional portfolio yield from using low short-term financing rates.

                                                           2001 Annual Report 11

Financial Highlights

                                            Net Asset                           Net Realized/       Total            Dividends
                                            Value                               Unrealized          Income from      from Net
                                            Beginning       Net Investment      Gain (Loss) on      Investment       Investment
Selected Per Share Data                     of Period       Income (Loss)       Investments         Operations       Income
for the Year or Period Ended:

Short-Term Portfolio
    04/20/2000 - 03/31/2001                 $   10.00       $   0.65 (a)        $   0.10 (a)        $   0.75         $  (0.57)

U.S. Government Sector Portfolio
    03/31/2001                              $   10.62       $   0.69 (a)        $   0.96 (a)        $   1.65         $  (0.54)
    01/31/2000 - 03/31/2000                     10.00           0.12 (a)            0.54 (a)            0.66            (0.04)

Investment Grade Corporate Portfolio
    03/31/2001                              $   10.13       $   0.78 (a)        $   0.36 (a)        $   1.14         $  (0.68)
    01/26/2000 - 03/31/2000                     10.00           0.14 (a)            0.07 (a)            0.21            (0.08)

High Yield Portfolio
    12/08/2000 - 03/31/2001                 $    9.57       $   0.30 (a)        $  (0.10)(a)        $   0.20         $  (0.21)

Mortgage Portfolio
    03/31/2001                              $   10.26       $   0.82 (a)        $   0.43 (a)        $   1.25         $  (0.64)
    01/31/2000 - 03/31/2000                     10.00           0.12 (a)            0.20 (a)            0.32            (0.06)

Asset-Backed Securities Portfolio
    10/31/2000 - 03/31/2001                 $   10.00       $   0.32 (a)        $   0.43 (a)        $   0.75         $  (0.19)

Real Return Bond Portfolio
    04/28/2000 - 03/31/2001                 $   10.00       $   0.69 (a)        $   0.66 (a)        $   1.35         $  (0.48)

International Portfolio
    03/31/2001                              $    6.73       $   0.42 (a)        $   0.29 (a)        $   0.71         $  (0.32)
    03/31/2000                                   7.08           0.39 (a)           (0.44)(a)           (0.05)           (0.30)
    03/31/1999                                   7.18           0.29 (a)            0.11 (a)            0.40            (0.30)
    03/31/1998                                   7.79           0.64 (a)            0.19 (a)            0.83            (0.25)
    03/31/1997                                   8.04           0.84                0.42                1.26            (0.50)

Emerging Markets Portfolio
    03/31/2001                              $    9.84       $   0.49 (a)        $   0.47 (a)        $   0.96         $  (0.84)
    03/31/2000                                   9.63           0.80 (a)            0.21 (a)            1.01            (0.80)
    04/03/1998 - 03/31/1999                     10.00           0.87 (a)           (0.39)(a)            0.48            (0.85)

Municipal Sector Portfolio
    08/21/2000 - 03/31/2001                 $   10.00       $   0.26 (a)        $   0.73 (a)        $   0.99         $  (0.17)

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.05%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.12%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.07%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.10%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.09%.
(g) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.59%.
(h) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.06%.
(i) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.08%.
(j) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.11%.

12 PIMCO Funds See accompanying notes

Dividends in    Distributions   Distributions                                                                    Ratio of
Excess of Net   from Net        in Excess of Net                   Net Asset                                     Expenses to
Investment      Realized        Realized Capital   Total           Value End                  Net Assets End     Average Net
Income          Capital Gains   Gains              Distributions   of Period   Total Return   of Period (000s)   Assets

$   0.00        $  (0.01)       $   0.00           $  (0.58)       $   10.17        7.62%     $  191,299          1.58%+(b)(g)


$   0.00        $  (0.38)       $   0.00           $  (0.92)       $   11.35       16.03%     $1,257,236          0.11%(b)
    0.00            0.00            0.00              (0.04)           10.62        6.61         311,652          0.05+(f)


$   0.00        $  (0.01)       $   0.00           $  (0.69)       $   10.58       11.59%     $  999,641          0.11%(b)
    0.00            0.00            0.00              (0.08)           10.13        2.11         316,279          0.05+(e)


$   0.00        $   0.00        $   0.00           $  (0.21)       $    9.56        2.09%     $  212,247          0.05%+(h)


$   0.00        $  (0.08)       $   0.00           $  (0.72)       $   10.79       12.57%     $3,477,278          0.87%(b)
    0.00            0.00            0.00              (0.06)           10.26        3.21         985,563          0.05+(d)


$   0.00        $   0.00        $   0.00           $  (0.19)       $   10.56        7.58%     $   53,822          0.05%+(i)


$   0.00        $  (0.03)       $   0.00           $  (0.51)       $   10.84       13.83%     $  208,832          0.09%+(j)


$   0.00        $  (0.07)       $   0.00           $  (0.39)       $    7.05       10.89%     $3,588,537          0.13%(c)
    0.00            0.00            0.00              (0.30)            6.73       (0.67)      1,142,215          0.50
    0.00            0.00           (0.20)             (0.50)            7.08        5.71         720,025          0.50
    0.00           (0.24)          (0.95)             (1.44)            7.18       11.49         730,622          0.51
    0.00           (1.01)           0.00              (1.51)            7.79       15.86         957,950          0.50


$   0.00        $   0.00        $  (0.05)          $  (0.89)       $    9.91       10.31%     $  287,880          0.16%(c)
    0.00            0.00            0.00              (0.80)            9.84       10.94         354,371          0.85
    0.00            0.00            0.00              (0.85)            9.63        5.49         145,530          0.85+


$   0.00        $   0.00        $   0.00           $  (0.17)       $   10.82        9.95%     $   69,211          0.05%+(i)


Ratio of Net
Investment
Income (Loss)
to Average Net   Portfolio Turnover
Assets           Rate

   6.84%+               154%


   6.24%               1200%
   6.86+                283


   7.54%                240%
   7.65+                 65


   9.79%+                80%


   7.80%                742%
   7.13+                156


   7.38%+               134%


   7.21%+               260%


   6.05%                464%
   5.61                 369
   4.04                 406
   8.17                 255
   7.17                 875


   9.15%                224%
   8.20                 159
   9.43+                199


   4.00%+               189%

                                    2001 Annual Report See accompanying notes 13

Statements of Assets and Liabilities
March 31, 2001

                                                                             Short-Term     U.S. Government      Investment Grade
Amounts in thousands, except per share amounts                               Portfolio      Sector Portfolio     Corporate Portfolio



Assets:
Investments, at value                                                        $   308,911    $ 2,315,230          $ 1,096,843
Cash and foreign currency                                                            793          9,452               16,834
Receivable for investments sold and forward foreign currency contracts            34,058        594,874               23,594
Receivable for Portfolio shares sold                                                   0              0               55,700
Interest and dividends receivable                                                  2,442         20,903               18,444
Variation margin receivable                                                            0          1,218                   63
Manager reimbursement receivable                                                      16              0                    0
Other assets                                                                           7             16                   16
                                                                                 346,227      2,941,693            1,211,494
--------------------------------------------------------------------------   -----------    -----------          -----------

Liabilities:
Payable for investments purchased and forward foreign currency contracts     $    24,359    $   613,313          $   211,086
Payable for financing transactions                                                34,301        963,182                    0
Payable for short sales                                                                0              0                    0
Due to Custodian                                                                       0              0                    0
Notes payable                                                                     95,703              0                    0
Written options outstanding                                                            0          1,484                    0
Payable for Portfolio shares redeemed                                                  0        101,114                    0
Accrued investment advisory fee                                                        5             23                   13
Accrued administration fee                                                             7             34                   19
Variation margin payable                                                               0          1,211                    0
Other liabilities                                                                    553          4,096                  735
                                                                                 154,928      1,684,457              211,853
--------------------------------------------------------------------------   -----------    -----------          -----------

Net Assets                                                                   $   191,299    $ 1,257,236          $   999,641
--------------------------------------------------------------------------   -----------    -----------          -----------

Net Assets Consist of:
Paid in capital                                                              $   187,984    $ 1,196,441          $   978,667
Undistributed net investment income                                                2,894         47,018                7,218
Accumulated undistributed net realized gain (loss)                                   (58)        (3,397)                (478)
Net unrealized appreciation (depreciation)                                           479         17,174               14,234
                                                                             $   191,299    $ 1,257,236          $   999,641
--------------------------------------------------------------------------   -----------    -----------          -----------

Shares Issued and Outstanding:                                                    18,806        110,786               94,473

Net Asset Value and Redemption Price
Per Share (Net Assets Per Share Outstanding)                                 $     10.17    $     11.35          $     10.58

Cost of Investments Owned                                                    $   307,638    $ 2,294,148          $ 1,081,694
--------------------------------------------------------------------------   -----------    -----------          -----------
Cost of Foreign Currency Held                                                $         0    $         0          $         0
--------------------------------------------------------------------------   -----------    -----------          -----------

14 PIMCO Funds See accompanying notes

                                    Asset-Backed
High Yield        Mortgage          Securities       Real Return       International     Emerging Markets  Municipal Sector
Portfolio         Portfolio         Portfolio        Bond Portfolio    Portfolio         Portfolio         Portfolio

$   208,100       $ 7,001,384       $    70,254      $   353,856       $ 5,386,312       $   298,150       $    72,312
          9            12,690                 1            1,999           163,905                 0               248
      7,519         2,005,038            18,320            5,206         3,267,203            34,574               501
          0                 0                 0                0            30,000                 0                 0
      5,018            46,292               316            3,086           108,237             6,068               866
          0                 0                 0               28                 0                 0                 0
         16                 0                 6               16                 0                 0                 9
          1               402                 0              143            10,511                 4                14
    220,663         9,065,806            88,897          364,334         8,966,168           338,796            73,950
-----------       -----------       -----------      -----------       -----------       -----------       -----------


$     7,026       $ 4,222,315       $    35,073      $     8,772       $   377,743       $    10,872       $     4,680
          0           511,976                 0          146,715         3,807,741            18,697                 0
          0                 0                 0                0         1,181,414            20,469                 0
          0                 0                 0                0                 0               818                 0
          0           760,028                 0                0                 0                 0                 0
          0                 0                 0                0             1,721                 0                 0
      1,373            87,300                 0                0             8,000                 0                 0
          7                63                 1                3                61                 5                 1
         10                95                 1                5               306                25                 2
          0                37                 0                7               430                 0                56
          0             6,714                 0                0               215                30                 0
      8,416         5,588,528            35,075          155,502         5,377,631            50,916             4,739
-----------       -----------       -----------      -----------       -----------       -----------       -----------

$   212,247       $ 3,477,278       $    53,822      $   208,832       $ 3,588,537       $   287,880       $    69,211
-----------       -----------       -----------      -----------       -----------       -----------       -----------


$   199,532       $ 3,308,417       $    51,560      $   198,473       $ 3,531,682       $   286,625       $    63,937
     16,403            42,694               797            2,772            25,563             1,452             3,177
        (16)          (10,689)                0              (27)           (1,204)           (6,388)             (247)
     (3,672)          136,856             1,465            7,614            32,496             6,191             2,344
$   212,247       $ 3,477,278       $    53,822      $   208,832       $ 3,588,537       $   287,880       $    69,211
-----------       -----------       -----------      -----------       -----------       -----------       -----------

     22,194           322,224             5,097           19,264           508,904            29,034             6,390


$      9.56       $     10.79       $     10.56      $     10.84       $      7.05       $      9.91       $     10.82

$   211,779       $ 6,862,875       $    68,789      $   346,232       $ 5,501,595       $   293,008       $    70,216
-----------       -----------       -----------      -----------       -----------       -----------       -----------
$     2,606       $         0       $         0      $         7       $   162,028       $     3,178       $         0
-----------       -----------       -----------      -----------       -----------       -----------       -----------

                                    2001 Annual Report See accompanying notes 15

Statements of Operations
For the period ended March 31, 2001

                                                                               Short-Term   U.S. Government    Investment Grade
Amounts in thousands, except per share amounts                                 Portfolio    Sector Portfolio   Corporate Portfolio

Investment Income:
Interest                                                                       $ 10,469     $ 48,077           $ 34,398
Dividends, net of foreign taxes                                                       0            0                  0
Miscellaneous Income                                                                  0            0                  0
   Total Income                                                                  10,469       48,077             34,398

Expenses:
Investment advisory fees                                                             25          152                 89
Administration fees                                                                  37          228                134
Trustees' fees                                                                        0            0                  0
Organization costs                                                                   17            0                  0
Interest expense                                                                  1,903          435                290
Recoupment by Manager                                                                 0            4                  2
   Total expenses                                                                 1,982          819                515
   Reimbursement by Manager                                                         (16)           0                  0
   Net expenses                                                                   1,966          819                515

Net Investment Income                                                             8,503       47,258             33,883
---------------------------------------------------------------------------    --------     --------           --------


Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                             757       51,065              3,535
Net realized gain (loss) on futures contracts and written options                  (141)       8,592               (128)
Net realized gain (loss) on foreign currency transactions                             0            0                  0
Net change in unrealized appreciation (depreciation) on investments                 479        9,722             12,977
Net change in unrealized appreciation (depreciation)
   on futures contracts and written options                                           0          341               (290)
Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities denominated in foreign currencies                           0            0                  0

  Net Gain (Loss)                                                                 1,095       69,720             16,094

Net Increase in Assets Resulting from Operations                               $  9,598     $116,978           $ 49,977
---------------------------------------------------------------------------    --------     --------           --------

16 PIMCO Funds See accompanying notes

                                      Asset-Backed
High Yield         Mortgage           Securities         Real Return        International      Emerging Markets   Municipal Sector
Portfolio          Portfolio          Portfolio          Bond Portfolio     Portfolio          Portfolio          Portfolio

$  16,025          $ 260,548          $   1,351          $   8,293          $ 122,440           $ 35,435          $   1,254
      207                  0                  0                  0                  0                  2                  0
       11                  0                  2                  0                 38                  0                  3
   16,243            260,548              1,353              8,293            122,478             35,437              1,257


       32                600                  4                 22                395                 76                  6
       49                899                  5                 34              1,975                380                  9
        0                  0                  0                  0                  5                  1                  0
       17                  0                  6                 17                  0                  0                  9
        0             24,633                  0                 49                232                131                  0
        0                 15                  0                  0                  0                  0                  0
       98             26,147                 15                122              2,607                588                 24
      (16)                 0                 (6)               (16)                 0                  0                 (9)
       82             26,147                  9                106              2,607                588                 15

   16,161            234,401              1,344              8,187            119,871             34,849              1,242
---------          ---------          ---------          ---------          ---------           --------          ---------


    8,577             65,090                308              1,356             25,330             (6,215)             2,897
        0            (28,768)                 0                 22             57,698                  0               (247)
       (4)                 0                  0                  0            (19,977)            (1,687)                 0
   (3,679)           126,292              1,465              7,634            (66,127)             3,725              2,096

        0                173                  0                (10)             1,306                  0                248

        7                  0                  0                (10)           127,546                750                  0

    4,901            162,787              1,773              8,992            125,776             (3,427)             4,994

$  21,062          $ 397,188          $   3,117          $  17,179          $ 245,647           $ 31,422          $   6,236
---------          ---------          ---------          ---------          ---------           --------          ---------

                                    2001 Annual Report See accompanying notes 17

Statements of Changes in Net Assets
March 31, 2001

                                                                          Short-Term          U.S. Government
Amounts in thousands                                                      Portfolio           Sector Portfolio
                                                                          -----------------   ----------------------------------
                                                                                Period From       Year Ended         Period From
                                                                             April 20, 2000   March 31, 2001    January 31, 2000
Increase (Decrease) in Net Assets from:                                   to March 31, 2001                    to March 31, 2000


Operations:
Net investment income                                                           $     8,503      $    47,258        $     2,590
Net realized gain (loss)                                                                616           59,657              6,051
Net change in unrealized appreciation (depreciation)                                    479           10,063              7,111
Net increase (decrease) resulting from operations                                     9,598          116,978             15,752

Distributions to Shareholders:
From net investment income                                                           (6,221)         (40,849)            (1,221)
In excess of net investment income                                                        0                0                  0
From net realized capital gains                                                         (62)         (29,865)                 0
In excess of net realized capital gains                                                   0                0                  0

Total Distributions                                                                  (6,283)         (70,714)            (1,221)
----------------------------------------------------------------------    -----------------   ----------------------------------

Portfolio Share Transactions:
Receipts for shares sold                                                            320,600        1,559,920            319,000
Issued as reinvestment of distributions                                               6,284           68,870              1,221
Cost of shares redeemed                                                            (138,900)        (729,470)           (23,100)
Net increase resulting from Portfolio share transactions                            187,984          899,320            297,121

Total Increase in Net Assets                                                        191,299          945,584            311,652
----------------------------------------------------------------------    -----------------   ----------------------------------

Net Assets:
Beginning of period                                                                       0          311,652                  0
End of period *                                                                 $   191,299      $ 1,257,236        $   311,652

*Including net undistributed (overdistributed) investment income of:            $     2,894      $    47,018        $     4,152


                                                                              Investment Grade
Amounts in thousands                                                          Corporate Portfolio
                                                                              --------------------------------------
                                                                               Year Ended          Period From
                                                                              March 31, 2001       January 26, 2000
Increase (Decrease) in Net Assets from:                                                            to March 31, 2000


Operations:
Net investment income                                                         $    33,883           $     2,702
Net realized gain (loss)                                                            3,407                   254
Net change in unrealized appreciation (depreciation)                               12,687                 1,547
Net increase (decrease) resulting from operations                                  49,977                 4,503

Distributions to Shareholders:
From net investment income                                                        (31,784)               (1,468)
In excess of net investment income                                                      0                     0
From net realized capital gains                                                      (254)                    0
In excess of net realized capital gains                                                 0                     0

Total Distributions                                                               (32,038)               (1,468)
---------------------------------------------------------------------------   --------------------------------------

Portfolio Share Transactions:
Receipts for shares sold                                                        1,055,526               362,126
Issued as reinvestment of distributions                                            29,275                 1,468
Cost of shares redeemed                                                          (419,378)              (50,350)
Net increase resulting from Portfolio share transactions                          665,423               313,244

Total Increase in Net Assets                                                      683,362               316,279
---------------------------------------------------------------------------   --------------------------------------

Net Assets:
Beginning of period                                                               316,279                     0
End of period *                                                               $   999,641           $   316,279

*Including net undistributed (overdistributed) investment income of:          $     7,218           $     1,488

18 PIMCO Funds See accompanying notes

                                                           Asset-
                                                           Backed               Real Return
High Yield                                                 Securities           Bond
Portfolio            Mortgage Portfolio                    Portfolio            Portfolio
-----------------    ----------------------------------    -----------------    ------------------
      Period From        Year Ended         Period From          Period From           Period from
 December 8, 2000    March 31, 2001    January 31, 2000     October 31, 2000        April 28, 2000
to March 31, 2001                     to March 31, 2000    to March 31, 2001     to March 31, 2001


      $    16,161       $   234,401         $     5,716          $     1,344           $     8,187
            8,573            36,322               1,927                  308                 1,378
           (3,672)          126,465              10,391                1,465                 7,614
           21,062           397,188              18,034                3,117                17,179


           (8,347)         (214,882)             (3,140)                (855)               (6,438)
                0                 0                   0                    0                     0
                0           (28,339)                  0                    0                  (382)
                0                 0                   0                    0                     0

           (8,347)         (243,221)             (3,140)                (855)               (6,820)
-----------------    ----------------------------------    -----------------    ------------------


          661,618         4,292,103             967,529               55,556               231,658
            9,423           224,172               3,140                  855                 5,240
         (471,509)       (2,178,527)                  0               (4,851)              (38,425)
          199,532         2,337,748             970,669               51,560               198,473

          212,247         2,491,715             985,563               53,822               208,832
-----------------    ----------------------------------    -----------------    ------------------


                0           985,563                   0                    0                     0
      $   212,247       $ 3,477,278         $   985,563          $    53,822           $   208,832

      $    16,403       $    42,694         $     4,320          $       797           $     2,772


                                                                                    Municipal
                                                                                    Sector
International Portfolio                        Emerging Markets Portfolio           Portfolio
-------------------------------------------    ----------------------------------   -----------------
             Year Ended          Year Ended        Year Ended          Year Ended         Period from
         March 31, 2001      March 31, 2000    March 31, 2001      March 31, 2000     August 21, 2000
                                                                                    to March 31, 2001

            $   119,871         $    51,425       $    34,849         $    20,454         $     1,242
                 63,051             (33,794)           (7,902)              8,157               2,650
                 62,725             (22,139)            4,475              (1,382)              2,344
                245,647              (4,508)           31,422              27,229               6,236


               (105,960)            (43,147)          (31,716)            (20,428)               (962)
                      0                   0                 0                 (22)                  0
                (19,906)                  0                 0                   0                   0
                 (5,388)                  0            (1,530)                  0                   0

               (131,254)            (43,147)          (33,246)            (20,450)               (962)
-------------------------------------------    ----------------------------------   -----------------


              3,048,940             679,200           329,447             226,178              67,208
                124,599              41,675            31,541              19,552                 755
               (841,610)           (251,030)         (425,655)            (43,668)             (4,026)
              2,331,929             469,845           (64,667)            202,062              63,937

              2,446,322             422,190           (66,491)            208,841              69,211
-------------------------------------------    ----------------------------------   -----------------

              1,142,215             720,025           354,371             145,530                   0
            $ 3,588,537         $ 1,142,215       $   287,880         $   354,371         $    69,211

            $    25,563         $    15,837       $     1,452         $     1,534         $     3,177


                                    2001 Annual Report See accompanying notes 19

Statements of Cash Flows
For the period ended March 31, 2001


                                                                   Short-Term     U.S. Government    Real Return      International
Amounts in thousands                                               Portfolio      Sector Portfolio   Bond Portfolio   Portfolio


Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities

Sales of Portfolio shares                                          $    320,600   $  1,559,919       $    231,658     $  3,024,140
Redemptions of Portfolio shares                                        (138,900)      (635,256)           (38,425)        (834,610)
Cash distributions paid                                                       0         (1,845)            (1,581)          (6,657)
Increase from financing transactions                                    130,003        611,430            146,715        3,527,831
Net increase from financing activities                                  311,703      1,534,248            338,367        5,710,704

Operating Activities
Purchases of long-term securities and foreign currency                 (548,493)   (14,182,049)          (888,057)     (17,204,942)
Proceeds from sales of long-term securities and foreign currency        239,251     12,805,147            577,509       11,878,956
Purchases of short-term securities (net)                                 (7,393)        21,779            (23,604)        (139,386)
Net investment income                                                     8,503         47,258              8,187          119,871
Change in other receivables/payables (net)                               (2,778)      (216,931)           (10,403)        (229,921)
Net (decrease) from operating activities                               (310,910)    (1,524,796)          (336,368)      (5,575,422)
----------------------------------------------------------------   ------------   ------------       ------------     ------------

Net Increase in Cash and Foreign Currency                                   793          9,452              1,999          135,282
----------------------------------------------------------------   ------------   ------------       ------------     ------------

Cash and Foreign Currency
Beginning of period                                                           0              0                  0           28,623
End of period                                                      $        793   $      9,452       $      1,999     $    163,905

20 PIMCO Funds

Schedule of Investments
Short-Term Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 53.2%
--------------------------------------------------------------------------------
Banking & Finance 24.6%
AT&T Capital Corp.
     7.000% due 08/15/2001                             $    2,000    $    2,011
Chrysler Financial Corp. LLC
     5.690% due 11/15/2001                                  1,800         1,805
     5.400% due 01/15/2002                                  2,000         2,002
CIT Group, Inc.
     6.730% due 09/13/2002 (d)                              2,100         2,094
Deutsche Telekom International Finance
     7.750% due 06/15/2005                                  5,000         5,166
Export-Import Bank Korea
     7.125% due 09/20/2001                                  1,000         1,003
     6.500% due 02/10/2002                                  1,000         1,006
Ford Motor Credit Co.
     6.850% due 08/27/2001 (d)                              2,400         2,400
General Electric Capital Corp.
     6.750% due 09/11/2003                                  2,000         2,079
General Motors Acceptance Corp.
     7.052% due 04/05/2004 (d)                              1,000           986
Heller Financial, Inc.
     5.116% due 06/25/2001 (d)                              1,000         1,000
     6.500% due 11/01/2001                                  1,000         1,008
     6.500% due 07/22/2002                                  1,000         1,015
Industrial Bank of Korea
     7.100% due 10/15/2001                                  1,500         1,511
Korea Development Bank
     7.125% due 09/17/2001                                  3,400         3,422
MBNA Corp.
     6.980% due 09/13/2001 (d)                              1,515         1,517
Nacional Financiera
     7.975% due 05/08/2003 (d)                              2,500         2,556
National Consumer Coop Bank
     7.513% due 10/26/2001 (d)                              4,900         4,905
National Rural Utilities Cooperative Finance Corp.
     5.337% due 08/13/2002 (d)                              5,000         5,001
Paine Webber
     6.585% due 07/23/2001                                    400           402
PS Colorado Credit Corp.
     7.330% due 05/30/2002 (d)                              1,900         1,898
Qwest Capital Funding, Inc.
     6.875% due 08/15/2001                                  2,400         2,414
                                                                     ----------
                                                                         47,201
                                                                     ----------
Industrials 14.4%
Clear Channel Communications, Inc.
     7.210% due 06/15/2002 (d)                              4,000         4,011
DaimlerChrysler North America Holding Corp.
     6.590% due 06/18/2002                                  4,000         4,077
     7.020% due 08/23/2002 (d)                              1,200         1,190
     5.153% due 09/16/2002 (d)                              1,900         1,879
Enron Corp.
     5.510% due 09/10/2001 (d)                              1,000         1,001
Norfolk Southern Corp.
     6.875% due 05/01/2001                                    900           901
Petroleos Mexicanos
     8.075% due 07/15/2005 (d)                              3,000         3,008
Safeway, Inc.
     7.000% due 09/15/2002                                  4,500         4,583
Staples, Inc.
     7.670% due 11/26/2001 (d)                              2,000         2,002
Temple-Inland, Inc.
     9.000% due 05/01/2001                                    400           401
Tyco International Group SA
     6.125% due 06/15/2001                                  4,000         4,003
Viacom, Inc.
     8.875% due 06/01/2001                                    465           467
                                                                     ----------
                                                                         27,523
                                                                     ----------
Utilities 14.2%
Allete
     7.610% due 10/20/2003 (d)                              2,000         2,002
Appalachian Power Co.
     7.160% due 06/27/2001 (d)                              5,000         5,002
Carolina Power & Light Energy, Inc.
     7.232% due 07/29/2002 (d)                              4,900         4,911
Commonwealth Edison Co.
     6.901% due 09/30/2002 (d)                              2,000         2,001
Indiana Michigan Power Co.
     7.305% due 09/03/2002 (d)                              3,900         3,903
Pacific Gas & Electric Co.
     7.057% due 10/31/2001 (d)(g)                           1,500         1,238
Scana Corp.
     7.393% due 07/15/2002 (d)                              4,900         4,909
Southern California Edison Co.
     7.203% due 05/01/2002 (d)                              1,900         1,549
Texas Utilities Electric Co.
     5.650% due 12/20/2002 (d)                              1,050         1,050
WorldCom, Inc.
     7.375% due 01/15/2003                                    500           506
                                                                     ----------
                                                                         27,071
                                                                     ----------
Total Corporate Bonds & Notes                                           101,795
(Cost $101,917)                                                      ----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 7.4%
--------------------------------------------------------------------------------
Federal Home Loan Bank
     6.375% due 11/15/2002                                 13,800        14,180
                                                                     ----------
Total U.S. Government Agencies                                           14,180
(Cost $13,787)                                                       ----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 7.6%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (e)
     3.625% due 07/15/2002                                    109           111
     3.625% due 01/15/2008                                  4,335         4,437
U.S. Treasury Notes
     6.375% due 01/31/2002                                 10,000        10,025
                                                                     ----------
Total U.S. Treasury Obligations                                          14,573
(Cost $14,523)                                                       ----------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 77.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 23.1%
Bear Stearns Adjustable Rate Mortgage Trust
     7.496% due 11/25/2030 (d)                              4,754         4,775
Chase Mortgage Finance Corp.
     6.500% due 06/25/2028                                  2,322         2,338
     6.550% due 08/25/2028                                    567           573
Fannie Mae
     6.500% due 07/25/2006                                 15,986        16,023
     6.150% due 10/25/2007                                     28            28
     6.500% due 10/25/2007                                    173           174
     5.262% due 06/25/2008 (d)                                139           139
     6.500% due 03/25/2019                                    611           615
     6.750% due 03/25/2019                                    489           488
     6.000% due 06/25/2019                                    736           737
     7.000% due 12/25/2019                                  3,441         3,462
     7.150% due 08/25/2020                                     22            22
     7.000% due 01/18/2023                                  4,421         4,428
     7.250% due 04/18/2024                                     27            27
Freddie Mac
     8.000% due 04/15/2003                                      2             2
     6.000% due 07/15/2006                                  3,009         3,013
     7.250% due 06/15/2007                                  1,091         1,102
     6.500% due 04/15/2009                                  1,682         1,690
     6.000% due 12/15/2017                                    599           601
     6.250% due 05/15/2019                                    866           871
     7.250% due 09/15/2023                                    990           990
PNC Mortgage Securities Corp.
     7.070% due 12/25/2030 (d)                              1,746         1,750
Residential Asset Securitization Trust
     7.250% due 12/25/2027                                    275           275
                                                                     ----------
                                                                         44,123
                                                                     ----------
Fannie Mae 0.0%
     6.000% due 08/01/2001                                     19            19
     7.000% due 05/01/2001                                     57            58
                                                                     ----------
                                                                             77
                                                                     ----------

                                    2001 Annual Report See accompanying notes 21

Schedule of Investments
Short-Term Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

Government National Mortgage Association 54.5%
     6.500% due 10/20/2029 (d)                         $   97,322    $   98,700
     7.000% due 10/20/2029-02/20/2030 (d)(f)                5,561         5,600
                                                                     ----------
                                                                        104,300
                                                                     ----------
Total Mortgage-Backed Securities                                        148,500
(Cost $147,874)                                                      ----------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 10.7%
--------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust
     6.000% due 11/17/2003                                  1,488         1,500
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                  4,190         4,195
CS First Boston Mortgage Securities Corp.
     5.423% due 12/15/2030 (d)                              6,724         6,730
First Security Auto Owner Trust
     5.580% due 06/15/2003                                    622           624
GMAC Mortgage Corp. Loan Trust
     5.780% due 11/18/2015 (d)                                448           449
Premier Auto Trust
     6.320% due 03/06/2002                                     90            90
     5.690% due 11/08/2002                                  4,140         4,149
SallieMae
     6.041% due 04/25/2007 (d)                              2,609         2,610
                                                                     ----------
Total Asset-Backed Securities                                            20,347
(Cost $20,286)                                                       ----------

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 1.1%
--------------------------------------------------------------------------------
Industrial 1.1%
Nabors Industries, Inc.
     0.000% due 06/20/2020                                  3,000         2,123
                                                                     ----------
Total Convertible Bonds & Notes                                           2,123
(Cost $1,858)                                                        ----------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.9%
--------------------------------------------------------------------------------
Commercial Paper 3.8%
General Electric Capital Corp.
     4.980% due 04/25/2001                                  2,200         2,193
UBS Finance, Inc.
     5.400% due 04/02/2001                                  5,000         5,000
                                                                     ----------
                                                                          7,193
                                                                     ----------
Repurchase Agreement 0.1%
State Street Bank
     4.600% due 04/02/2001                                    200           200
     (Dated 03/30/2001. Collateralized by Fannie Mae
     0.000% due 06/21/2001 valued at $208.
     Repurchase proceeds are $200.)
                                                                     ----------
Total Short-Term Instruments                                              7,393
(Cost $7,393)                                                        ----------


Total Investments (a) 161.5%                                         $  308,911
(Cost $307,638)

Other Assets and Liabilities (Net) (61.5%)                             (117,612)
                                                                     ----------

Net Assets 100.0%                                                    $  191,299
                                                                     ----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $307,638 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $    1,961

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (688)
                                                                     ----------
Unrealized appreciation-net                                          $    1,273
                                                                     ----------

(b) Reverse repurchase agreements were entered into March 26, 2001 paying interest at 4.880%. The following security was segregated with collateral for reverse repurchase agreements:

Type                                                     Maturity         Value
-------------------------------------------------------------------------------
Government National Mortgage Assn. 6.500%              10/20/2029    $   98,963
                                                                     ----------

(c) Swap agreements outstanding at March 31, 2001:

                                                       Notional      Unrealized
Type                                                     Amount   (Depreciation)
-------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                        $    5,000    $     (368)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $3,000 in exchange for shares of Nabors Industries, Inc. due 6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                             1,825           (69)
                                                                     ----------
                                                                     $     (437)
                                                                     ----------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Principal amount of the security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Security is in default.

22 PIMCO Funds See accompanying notes

Schedule of Investments
U.S. Government Sector Portfolio
March 31, 2001

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 16.9%
--------------------------------------------------------------------------------
Banking & Finance 10.2%
AT&T Capital Corp.
     5.881% due 04/23/2002 (d)                         $    1,000    $    1,002
Bank One Corp.
     5.462% due 05/07/2002 (d)                              2,400         2,401
Bear Stearns Co., Inc.
     7.125% due 03/28/2003 (d)                              7,000         6,998
     5.523% due 06/01/2004 (d)                              2,000         1,977
Beneficial Corp.
     5.293% due 03/01/2002 (d)                              5,000         5,011
Bombardier Capital Trust I
     5.583% due 06/09/2032 (d)                              2,500         2,464
Chase Manhattan Corp.
     6.440% due 05/15/2001 (d)                              3,500         3,503
Deutsche Telekom International Finance
     7.750% due 06/15/2005                                 10,000        10,333
Donaldson, Lufkin & Jenrette, Inc.
     7.250% due 07/18/2003 (d)                              3,000         3,009
Ford Motor Credit Co.
     6.806% due 02/13/2003 (d)                              3,000         2,981
     5.132% due 03/17/2003 (d)                              5,000         4,963
     7.110% due 06/02/2003 (d)                              1,900         1,897
     5.190% due 06/20/2003 (d)                             15,000        14,987
     7.083% due 07/19/2004 (d)                              1,800         1,788
     7.173% due 07/18/2005 (d)                              6,300         6,200
General Motors Acceptance Corp.
     6.913% due 08/06/2001 (d)                              3,500         3,505
     6.950% due 03/10/2003 (d)                              2,800         2,788
     7.015% due 07/21/2003 (d)                              4,900         4,907
     6.251% due 04/05/2004 (d)                                800           789
Goldman Sachs Group, Inc.
     6.923% due 12/07/2001 (d)                              8,000         8,017
Household Bank
     6.227% due 10/22/2003 (d)                              3,000         2,991
Lehman Brothers Holdings, Inc.
     6.690% due 04/04/2003 (d)                              2,100         2,103
MBNA America Bank NA
     5.822% due 04/25/2002 (d)                                800           799
Merrill Lynch & Co.
     6.791% due 11/01/2001 (d)                              2,300         2,303
Morgan Stanley, Dean Witter & Co.
     6.837% due 01/28/2002 (d)                              2,600         2,605
     6.990% due 04/22/2004 (d)                              5,800         5,807
National Australia Bank Ltd.
     6.035% due 05/19/2010 (d)                              2,500         2,517
National Rural Utilities Cooperative
Finance Corp.
     5.721% due 08/13/2002 (d)                             10,000        10,002
Orix Credit Alliance, Inc.
     6.785% due 04/16/2001                                  4,750         4,752
Protective Life Funding Trust
     7.090% due 01/17/2003 (d)                              1,500         1,503
Qwest Capital Funding, Inc.
     6.875% due 08/15/2001                                  4,000         4,024
                                                                     ----------
                                                                        128,926
                                                                     ----------
Industrials 1.2%
Clear Channel Communications, Inc.
     5.583% due 06/15/2002 (d)                              5,000         5,014
Cox Enterprises, Inc.
     7.658% due 05/01/2033 (d)                              2,000         2,001
DaimlerChrysler North America Holding Corp.
     5.720% due 08/16/2004 (d)                              7,000         6,823
International Paper Co.
     7.670% due 07/08/2002 (d)                              1,500         1,501
                                                                     ----------
                                                                         15,339
                                                                     ----------
Utilities 5.5%
Arizona Public Service Co.
     7.479% due 11/15/2001 (d)                              1,500         1,502
Central Power & Light Co.
     5.830% due 02/22/2002 (d)                              2,000         2,002
France Telecom
     6.307% due 03/14/2003 (d)                              9,000         9,010
Pacific Gas & Electric Co.
     7.057% due 10/31/2001 (d)                              8,000         6,600
Scana Corp.
     7.381% due 07/15/2002 (d)                              2,900         2,905
Texas Utilities Corp.
     5.420% due 06/25/2001 (d)                             11,500        11,498
     5.781% due 09/24/2001 (d)                              7,100         7,079
Vodafone Group PLC
     5.080% due 12/19/2001 (d)                             26,800        26,845
WorldCom, Inc.
     5.575% due 11/26/2001 (d)                              2,000         1,994
                                                                     ----------
                                                                         69,435
                                                                     ----------
Total Corporate Bonds & Notes                                           213,700
(Cost $215,037)                                                      ----------

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.5%
--------------------------------------------------------------------------------
California 0.5%
Kern County California Pension Obligation
Revenue Bonds, (MBIA Insured), Series 1995
7.260% due 08/15/2014                                       6,000         6,469
                                                                     ----------
Total Municipal Bonds & Notes                                             6,469
(Cost $6,269)                                                        ----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 43.8%
--------------------------------------------------------------------------------
Fannie Mae
     6.850% due 11/06/2003                                  6,000         6,083
     6.500% due 03/12/2009                                 44,900        45,219
     6.625% due 11/15/2010                                 10,000        10,648
     6.250% due 02/01/2011                                 20,000        20,317
     5.500% due 03/15/2011                                 50,000        49,082
     6.810% due 08/05/2013                                    500           500
     0.000% due 10/09/2019                                 86,600        26,467
     7.125% due 01/15/2030 (g)                             40,000        44,548
     6.210% due 08/06/2038                                 36,277        35,976
Federal Farm Credit Bank
     6.000% due 03/07/2011                                 25,550        25,813
Federal Home Loan Bank
     6.750% due 02/01/2002 (g)                             35,000        35,122
     5.950% due 12/10/2008                                    400           397
     0.000% due 12/21/2018                                  8,000         2,434
Freddie Mac
     5.500% due 02/12/2004 (g)                            165,000       166,018
     6.250% due 08/05/2008                                    500           500
     6.000% due 12/29/2008                                    250           248
     6.875% due 09/15/2010 (g)                             50,000        54,113
     6.750% due 09/15/2029                                 10,000        10,626
Resolution Funding Corporation Principle Strip
     0.000% due 01/15/2030                                 10,000         1,820
SallieMae
     6.781% due 01/25/2007 (d)                                996           998
Small Business Administration
     7.449% due 08/01/2010                                  2,395         2,528
Tennessee Valley Authority
     7.125% due 05/01/2030                                 10,000        11,074
                                                                     ----------
Total U.S. Government Agencies                                          550,531
(Cost $544,091)                                                      ----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 88.6%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (f)
     3.625% due 07/15/2002 (b)                             42,224        43,055
     3.625% due 01/15/2008 (g)                             37,934        38,824
     3.625% due 04/15/2028                                  5,846         5,961
     3.875% due 04/15/2029                                  4,793         5,117
U.S. Treasury Bonds
    14.000% due 11/15/2011 (g)                             87,000       125,580
    12.000% due 08/15/2013 (g)                            112,300       159,993
     8.125% due 08/15/2019                                  2,200         2,840
     8.750% due 08/15/2020 (g)                            146,100       200,435
     8.125% due 05/15/2021 (g)                              8,000        10,541
     7.125% due 02/15/2023                                 14,500        17,223
     6.250% due 08/15/2023                                 46,750        50,413
     6.000% due 02/15/2026 (g)                            113,300       118,831
     5.500% due 08/15/2028                                 33,900        33,323
     6.250% due 05/15/2030                                 26,450        29,058

                                    2001 Annual Report See accompanying notes 23

U.S. Government Sector Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

U.S. Treasury Notes
     6.375% due 01/31/2002 (g)                         $   35,000    $   35,079
     4.250% due 11/15/2003 (g)                             21,250        20,870
     5.375% due 02/15/2031 (g)                            100,050        98,581
U.S. Treasury Strips
     0.000% due 08/15/2025                                  3,500           867
     0.000% due 05/15/2013                                 20,700        10,840
     0.000% due 02/15/2015                                  3,500         1,605
     0.000% due 05/15/2015                                 37,300        16,962
     0.000% due 02/15/2019                                 96,600        34,587
     0.000% due 08/15/2020                                  2,400           785
     0.000% due 11/15/2021                                153,300        46,595
     0.000% due 11/15/2024                                 25,000         6,434
                                                                     ----------
Total U.S. Treasury Obligations                                       1,114,399
(Cost $1,102,933)                                                    ----------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 20.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 5.1%
Bank of America Mortgage Securities, Inc.
     7.250% due 02/25/2031                                  5,586         5,582
Freddie Mac
     6.500% due 10/15/2016                                  3,474         3,484
     6.000% due 12/15/2028                                 11,304        10,098
     6.000% due 05/15/2029                                    112            97
     7.000% due 10/15/2030                                 16,000        16,370
Merrill Lynch Mortgage Investors, Inc.
     6.210% due 03/20/2017                                    195           195
Residential Funding Mortgage Securities I
     7.500% due 11/25/2030                                  6,151         6,128
Sears Mortgage Securities
     7.140% due 07/25/2019                                  1,774         1,767
Small Business Investment Cos.
     8.017% due 02/10/2010                                 13,814        15,019
Washington Mutual, Inc.
     7.070% due 01/25/2040                                  4,822         4,971
                                                                     ----------
                                                                         63,711
                                                                     ----------
Fannie Mae 1.2%
     6.970% due 01/01/2029 (d)                              2,109         2,182
     7.500% due 02/12/2031                                 12,000        12,248
     8.322% due 12/01/2022 (d)                                399           411
                                                                     ----------
                                                                         14,841
                                                                     ----------
Government National Mortgage Association 13.9%
     6.000% due 02/20/2030 (d)                             31,866        32,127
     6.375% due 05/20/2024 (d)                              3,573         3,636
     7.000% due 05/20/2030 (d)                              8,760         8,845
     7.375% due 04/20/2023-02/20/2026 (d)(e)                9,959        10,126
     7.625% due 10/20/2023-10/20/2024 (d)(e)                2,240         2,297
     7.750% due 07/20/2025-08/20/2026 (d)(e)               18,388        18,829
     8.500% due 05/15/2030-12/15/2030 (e)                  95,002        98,700
                                                                     ----------
                                                                        174,560
                                                                     ----------
Total Mortgage-Backed Securities                                        253,112
(Cost $249,878)                                                      ----------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 8.0%
--------------------------------------------------------------------------------
Advanta Revolving Home Equity Loan Trust
     5.420% due 01/25/2024 (d)                              1,495         1,500
AFC Home Equity Loan Trust
     5.350% due 06/25/2030 (d)                             17,812        17,843
Bayview Financial Acquisition Trust
     5.440% due 11/25/2030 (d)                              8,000         8,000
Contimortgage Home Equity Loan Trust
     5.778% due 08/15/2028 (d)                                100           100
CS First Boston Mortgage Securities Corp.
     5.423% due 12/15/2030 (d)                              4,707         4,711
Empire Funding Home Loan Owner Trust
     6.860% due 04/25/2016                                  6,086         6,105
EQCC Home Equity Loan Trust
     8.340% due 08/15/2025                                  4,000         4,019
Household Consumer Loan Trust
     5.583% due 08/15/2006 (d)                              1,831         1,827
HPSC Equipment Receivables LLC
     5.307% due 11/22/2007 (d)                             14,301        14,301
Metris Master Trust
     6.230% due 04/20/2006 (d)                              1,700         1,712
NPF XII, Inc.
     7.267% due 12/01/2003 (d)                             10,000        10,000
PacificAmerica Home Equity Loan
     5.700% due 06/26/2028 (d)                                673           671
Provident Bank Equipment Lease Trust
     5.830% due 11/25/2011 (d)                             17,321        17,321
Residential Asset Securities Corp.
     6.960% due 07/25/2014                                  1,701         1,702
     7.615% due 01/25/2015                                  1,897         1,913
SallieMae
     6.751% due 04/25/2007 (d)                              3,581         3,582
Signet HELOC Trust
     5.277% due 06/20/2004 (d)                              1,696         1,698
The Money Store Home Equity Trust
     5.343% due 06/15/2029 (d)                              3,814         3,811
WMC Mortgage Loan
     5.750% due 06/20/2028 (d)                                290           290
                                                                     ----------
Total Asset-Backed Securities                                           101,106
(Cost $100,945)                                                      ----------

--------------------------------------------------------------------------------
SUPRANATIONAL 3.2%
--------------------------------------------------------------------------------
World Bank
     7.625% due 01/19/2023                                 35,700        40,045
                                                                     ----------
Total Supranational                                                      40,045
(Cost $38,647)                                                       ----------

--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Note June Futures (CBOT)
     Strike @ 107.00 Exp. 05/26/2001                       50,000           148
     Strike @ 110.00 Exp. 05/26/2001                       50,000           109
                                                                     ----------
Total Purchased Call Options                                                257
(Cost $310)                                                          ----------

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.1%
--------------------------------------------------------------------------------
Interest Rate Swap (OTC)
     6.180% due 05/30/2008
     Strike @ 6.18 Exp. 05/25/2001                        300,000           648
U.S. Treasury Bond (OTC)
     9.250% due 02/15/2016
     Strike @ 115.00 Exp. 05/01/2001                       30,000             0
                                                                     ----------
Total Purchased Put Options                                                 648
(Cost $1,955)                                                        ----------

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.6%
--------------------------------------------------------------------------------
Industrial 0.6%
Nabors Industries, Inc.
     0.000% due 06/20/2020                                 10,000         7,075
                                                                     ----------
Total Convertible Bonds & Notes                                           7,075
(Cost $6,192)                                                        ----------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.2%
--------------------------------------------------------------------------------
Commercial Paper 0.4%
Fannie Mae
     4.700% due 05/16/2001                                    800           795
Reseau Ferre De France
     4.590% due 07/25/2001                                  3,000         2,953
Williams Cos., Inc.
     7.231% due 04/10/2001                                  1,600         1,600
                                                                     ----------
                                                                          5,348
                                                                     ----------
Repurchase Agreement 1.4%
State Street Bank
     4.600% due 04/02/2001                                 17,500        17,500
     (Dated 03/30/2001. Collateralized by                            ----------
     Freddie Mac 7.000% due 03/15/2010
     valued at $17,851. Repurchase proceeds
     are $17,507.)

24 PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

U.S. Treasury Bills (b) 0.4%
     4.802% due 05/17/2001                             $    5,070    $    5,040
                                                                     -----------
Total Short-Term Instruments                                             27,888
(Cost $27,891)                                                       -----------


Total Investments (a) 184.1%                                         $2,315,230
(Cost $2,294,148)

Written Options (c) (0.1%)                                               (1,484)
(Premiums $2,004)

Other Assets and Liabilities (Net)                                   (1,056,510)
(84.0%)                                                              -----------

Net Assets 100.0%                                                    $1,257,236

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $2,297,177 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $   30,700

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (12,647)
                                                                     -----------

Unrealized appreciation-net                                          $   18,053
                                                                     -----------

(b) Securities with an aggregate market value of $18,530 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (06/2001)                         147  $           12
U.S. Treasury 5 Year Note (06/2001)                         939             132
U.S. Treasury 10 Year Note (06/2001)                      1,428             887
U.S. Treasury 30 Year Bond (06/2001)                      2,518          (2,214)
Municipal Bond (06/2001)                                     10               5
                                                                 ---------------
                                                                 $       (1,178)
                                                                 ---------------
(c) Premiums received on written options:

                                                     # of
Type                                            Contracts    Premium      Value
-------------------------------------------------------------------------------
Put - CBOT U.S. Treasury Bond June Futures
     Strike @ 103.00 Exp.05/26/2001                   500   $     99   $    484

Put - CBOT U.S. Treasury Note June Futures
     Strike @ 103.00 Exp.05/26/2001                 1,500      1,094        281

Call - CBOT 5 Year June Futures
     Strike @ 106.00 Exp.05/26/2001                   500        294        305

Call - CBOT U.S.Treasury Note June Futures
     Strike @ 110.00 Exp.05/26/2001                    50         19         11

Put - CBOT U.S. Treasury Note June Futures
     Strike @ 102.00 Exp.05/26/2001                    50         11          5

Call - CBOT U.S. Treasury Note June Futures
     Strike @ 108.00 Exp.05/26/2001                   500        302        273

Call - CBOT U.S. Treasury Bond June Futures
     Strike @ 109.00 Exp.05/26/2001                   500        185        125
                                                            -------------------
                                                            $  2,004   $  1,484
                                                            -------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Subject to financing transaction.

(h) Swap agreements outstanding at March 31, 2001:

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount  (Depreciation)
-------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.

Broker: Morgan Stanley
Exp. 06/15/2005                                     $    10,000  $         (735)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $10,000 in exchange for shares of Nabors Industries, Inc. due 6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                           6,084            (231)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.826%.

Broker: Morgan Stanley
Exp. 10/26/2030                                          10,300            (741)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.778%.

Broker: Goldman Sachs
Exp. 02/15/2021                                          19,200          (1,273)

Receive a fixed rate equal to 6.000% and Pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/15/2006                                          25,000             (96)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/15/2011                                         182,000             713
                                                                 --------------
                                                                 $       (2,363)
                                                                 --------------


                                                          Fixed      Unrealized
                                       Spread          Notional   Appreciation/
Type                                      (%)            Amount  (Depreciation)
-------------------------------------------------------------------------------
Receive On-The-Run 10-year Swap Spread and pay a fixed spread.
The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/17/2002                        1.3100       $    53,750  $       (1,063)

Receive a fixed spread and pay On-The-Run 10-year Swap Spread.
The On-The-Run 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Bank of America
Exp. 06/15/2001                        1.3200            50,000           1,343

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Morgan Stanley
Exp. 06/29/2015                        1.3367            20,000            (339)

Receive a fixed spread and pay 5-year Swap Spread.
The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Goldman Sachs
Exp. 05/15/2006                        1.0500            50,000             386
                                                                 --------------
                                                                 $          327
                                                                 --------------

                                    2001 Annual Report See accompanying notes 25

Schedule of Investments

Investment Grade Corporate Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 80.1%
--------------------------------------------------------------------------------
Banking & Finance 26.0%
Abbey National Capital Trust I
     1.000% due 12/29/2049                             $    8,800    $    9,758
AMERCO
     7.200% due 04/01/2002                                  1,000           989
AT&T Capital Corp.
     7.010% due 04/23/2002 (d)                              5,400         5,413
Bank of America Corp.
     6.875% due 02/15/2005                                    605           627
     9.375% due 09/15/2009                                    300           353
     7.400% due 01/15/2011                                  8,000         8,416
Bank of Tokyo - Mitsubishi
     8.400% due 04/15/2010                                  1,500         1,612
Barclays Bank PLC
     8.550% due 09/29/2049                                    500           554
Bear Stearns Co., Inc.
     5.200% due 06/28/2001 (d)                                200           200
     6.500% due 08/01/2002                                  2,000         2,024
     6.200% due 03/30/2003                                  5,400         5,453
     6.150% due 03/02/2004                                  2,300         2,316
Beneficial Corp.
     8.400% due 05/15/2008                                    140           152
Capital One Bank
     6.760% due 07/23/2002                                    800           808
Cincinnati Financial Corp.
     6.900% due 05/15/2028                                 10,000         8,953
Citifinancial
     6.750% due 07/01/2007                                  2,000         2,066
Citigroup, Inc.
     6.500% due 01/18/2011                                  5,000         5,047
Credit Asset Receivable
     6.274% due 10/31/2003                                    339           341
Deutsche Telekom International Finance
     7.750% due 06/15/2005                                 11,000        11,366
     8.250% due 06/15/2030                                  5,000         4,827
Diageo Capital PLC
     6.625% due 06/24/2004                                  2,000         2,072
Donaldson, Lufkin & Jenrette, Inc.
     6.875% due 11/01/2005                                  1,125         1,172
Duke Capital Corp.
     7.250% due 10/01/2004                                    700           734
Export-Import Bank Korea
     7.100% due 03/15/2007                                  2,000         2,079
Federal Home Loan Bank
     6.53% due 12/30/2013                                   1,000           986
Finova Capital Corp.
     6.080% due 03/12/2002 (g)                              1,750         1,454
First Security Corp.
     5.875% due 11/01/2003                                  1,000         1,010
Fleet Boston Financial Corp.
     7.250% due 09/15/2005                                  2,900         3,080
Ford Motor Credit Co.
     6.125% due 04/28/2003                                  3,600         3,638
     1.000% due 11/24/2003 (d)                              7,000         6,987
     5.750% due 02/23/2004                                  4,300         4,298
     6.125% due 03/20/2004                                  3,000         3,027
     6.700% due 07/16/2004                                  1,100         1,126
     7.500% due 03/15/2005                                  6,000         6,283
     6.750% due 05/15/2005                                  1,000         1,021
     6.888% due 06/30/2005 (d)                              5,000         4,941
     7.600% due 08/01/2005                                  8,000         8,429
General Motors Acceptance Corp.
     9.625% due 12/15/2001                                    300           309
     7.050% due 04/24/2002                                    500           509
     5.608% due 11/12/2002 (d)                              3,300         3,291
     6.450% due 11/13/2002                                  1,000         1,016
     1.000% due 02/14/2003 (d)                              2,000         1,992
     5.510% due 08/18/2003 (d)                              2,000         1,998
     5.750% due 11/10/2003                                  2,200         2,205
     6.536% due 04/05/2004 (d)                                500           493
     7.625% due 06/15/2004                                  1,500         1,576
     7.250% due 03/02/2011                                 20,000        20,519
Goldman Sachs Group, Inc.
     5.900% due 01/15/2003                                  1,000         1,009
Heller Financial, Inc.
     7.875% due 05/15/2003                                  1,700         1,777
Household Finance Corp.
     6.125% due 02/27/2003                                  2,000         2,017
IBM Credit Corp.
     7.000% due 11/05/2007                                    500           500
KBC Bank Fund Trust III
     9.860% due 11/29/2049 (d)                              9,000        10,095
Korea Development Bank
     7.900% due 02/01/2002                                  1,000         1,015
     7.625% due 10/01/2002                                  5,750         5,897
     7.125% due 04/22/2004                                    600           612
Lehman Brothers Holdings, Inc.
     6.500% due 10/01/2002                                    230           234
     0.000% due 03/25/2028                                  1,381           145
LG&E Capital Corp.
     6.205% due 05/01/2004                                  1,000           966
Marsh & McLennan Cos., Inc.
     6.625% due 06/15/2004                                  1,000         1,033
MBNA America Bank NA
     6.875% due 07/15/2004                                    800           804
Morgan Stanley Group, Inc.
     7.000% due 05/28/2019                                    300           296
Nations Bank Corp.
     5.975% due 08/01/2002                                  2,000         2,000
Nordbanken AB
     7.250% due 11/12/2009                                  2,700         2,804
Popular North American, Inc.
     7.375% due 09/15/2001                                  1,900         1,920
PP&L Capital Funding, Inc.
     7.750% due 04/15/2005                                  8,000         8,279
Premium Asset Trust
     6.166% due 10/06/2005 (d)                              1,400         1,399
PS Colorado Credit Corp.
     5.843% due 05/30/2002 (d)                              2,000         1,998
Qwest Capital Funding, Inc.
     7.250% due 02/15/2011                                  4,000         4,082
Royal Bank of Scotland Group PLC
     8.817% due 03/31/2049                                  2,500         2,708
     9.118% due 03/31/2049                                 10,000        11,389
Sanwa Finance Aruba AEC
     8.350% due 07/15/2009                                  3,900         4,098
Sears Roebuck Acceptance Corp.
     6.990% due 09/30/2002                                    600           616
Secured Finance, Inc.
     9.050% due 12/15/2004                                    250           280
Societe Generale
     9.875% due 07/15/2003                                  1,900         2,075
Source One Mortgage Corp.
     9.000% due 06/01/2012                                    200           237
Washington Mutual, Inc.
     8.250% due 10/01/2002                                    600           623
Wells Fargo & Co.
     7.221% due 05/02/2005 (d)                             11,225        11,216
Westdeutsche Landesbank
     6.750% due 06/15/2005                                 20,000        20,517
                                                                     ----------
                                                                        260,161
                                                                     ----------
Industrials 26.4%
America West Airlines, Inc.
     9.244% due 01/02/2022                                  4,952         5,231
American Airlines, Inc.
     9.710% due 01/30/2007                                  2,365         2,548
British Telecom PLC
     8.625% due 12/15/2030                                  5,000         5,175
Coastal Corp.
     5.553% due 03/06/2002 (d)                              1,200         1,200
     6.125% due 07/21/2003 (d)                              1,000         1,003
Cox Communications, Inc.
     6.500% due 11/15/2002                                    740           748
     6.150% due 08/01/2003                                  1,100         1,106
Cox Enterprises, Inc.
     6.625% due 06/14/2002                                    700           708
     8.000% due 02/15/2007                                  3,000         3,167

26 PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

DaimlerChrysler North America Holding Corp.
     5.720% due 08/16/2004 (d)                         $    2,000    $    1,950
     7.250% due 01/18/2006                                  4,000         4,101
     8.500% due 01/18/2031                                 14,200        14,615
Delta Air Lines Equipment Trust
    10.430% due 01/02/2011                                  2,429         2,616
    10.140% due 08/14/2012                                  4,000         4,409
Delta Air Lines, Inc.
    10.570% due 01/02/2007 (f)                              7,006         8,193
     7.379% due 05/18/2010                                  2,000         2,121
     7.920% due 11/18/2010                                  1,970         2,120
    10.500% due 04/30/2016                                  3,400         3,898
Dillards, Inc.
     9.500% due 10/15/2001                                    300           296
Ford Motor Co.
     7.125% due 11/15/2025                                    340           322
     7.450% due 07/16/2031                                  3,000         2,957
Fred Meyer, Inc.
     7.375% due 03/01/2005                                 18,220        19,086
General Motors Corp.
     6.250% due 05/01/2005                                  2,000         2,019
     7.200% due 01/15/2011                                  1,000         1,027
Hilton Hotels
     7.700% due 07/15/2002                                  3,000         3,042
Houghton Mifflin Co.
     5.970% due 12/03/2001                                  1,000         1,004
ICI Wilmington, Inc.
     7.500% due 01/15/2002                                  2,000         2,023
Kinder Morgan Energy Partners LP
     1.000% due 03/22/2002                                 10,000        10,007
Lehman Brothers Holdings, Inc.
     8.800% due 03/01/2015                                    700           807
MGM Grand, Inc.
     6.950% due 02/01/2005                                  2,300         2,298
Midwest Generation LLC
     8.560% due 01/02/2016                                  6,000         5,808
Nabisco, Inc.
     6.125% due 02/01/2033                                    800           804
Occidental Petroleum Corp.
     6.400% due 04/01/2003                                  9,600         9,667
Park Place Entertainment Corp.
     7.950% due 08/01/2003                                  6,500         6,678
Petroleos Mexicanos
     7.844% due 07/15/2005 (d)                              3,100         3,108
Philip Morris Cos., Inc.
     7.500% due 01/15/2002                                  4,000         4,053
     6.800% due 12/01/2003                                  1,762         1,818
     7.125% due 10/01/2004                                  2,000         2,074
Ralcorp Holdings, Inc.
     8.750% due 09/15/2004                                  7,650         8,507
Raytheon Co.
     5.738% due 08/10/2001 (d)                              2,000         2,002
Safeway, Inc.
     5.875% due 11/15/2001                                 10,165        10,225
     7.000% due 09/15/2002                                  1,600         1,629
Spieker Properties LP
     8.000% due 07/19/2005                                    500           534
Sprint Spectrum LP
    12.500% due 08/15/2006                                    200           207
    11.000% due 08/15/2006                                  2,250         2,396
TCI Communications, Inc.
     1.000% due 04/01/2002 (d)                              2,000         2,011
     5.520% due 04/03/2002 (d)                              6,300         6,335
     6.375% due 05/01/2003                                  3,300         3,349
     7.550% due 09/02/2003                                  3,000         3,136
Tele-Communications, Inc.
     9.250% due 04/15/2002                                 14,500        14,983
     8.250% due 01/15/2003                                  5,000         5,205
Time Warner, Inc.
     6.850% due 01/15/2026                                    300           306
Unilever Capital Corp.
     6.875% due 11/01/2005                                    750           791
Union Pacific Corp.
     9.625% due 12/15/2002                                    300           320
United Air Lines, Inc.
     9.000% due 12/15/2003                                  4,500         4,609
    11.080% due 03/26/2010                                 13,872        16,103
    11.080% due 03/26/2011                                  2,835         3,368
    10.020% due 03/22/2014                                  2,000         2,163
    10.850% due 02/19/2015                                  1,000         1,150
    10.125% due 03/22/2015                                  2,300         2,513
Universal Corp.
     8.500% due 02/28/2003                                    220           233
US Airways, Inc.
     8.020% due 02/05/2019 (f)                              7,300         7,929
Walmart Bond Lease Corp.
     8.400% due 08/15/2003                                  5,000         5,271
Wal-Mart Stores, Inc.
     8.875% due 06/29/2011                                    300           307
Waste Management, Inc.
     6.000% due 05/15/2001                                  6,200         6,192
     6.625% due 07/15/2002                                  1,100         1,100
     7.700% due 10/01/2002                                  2,500         2,544
     6.500% due 05/14/2004                                  2,500         2,500
     7.125% due 10/01/2007                                  2,275         2,290
                                                                     ----------
                                                                        264,015
                                                                     ----------
Utilities 27.7%
Arizona Public Service
     8.125% due 03/15/2002                                  1,000         1,025
AT&T Corp.
     9.650% due 10/01/2003                                  2,984         3,166
     7.500% due 06/01/2006                                  1,257         1,319
AT&T Wireless Services, Inc.
     7.875% due 03/01/2011                                  9,500         9,595
Baltimore Gas & Electric
     6.750% due 12/15/2002                                  3,000         3,055
British Telecommunications PLC
     7.625% due 12/15/2005                                  7,650         7,923
     8.125% due 12/15/2010 (d)                             22,300        23,299
Carolina Power & Light Energy, Inc.
     1.000% due 07/29/2002 (d)                              5,800         5,813
CenturyTel, Inc.
     7.750% due 10/15/2002                                  1,700         1,730
Cincinnati Gas & Electric Co.
     6.450% due 02/15/2004                                  3,000         3,041
     6.900% due 06/01/2025                                  3,000         3,066
Cleveland Electric Illuminating Co.
     7.670% due 07/01/2004                                  4,900         5,129
     9.500% due 05/15/2005                                  5,000         5,175
     7.130% due 07/01/2007                                    150           155
CMS Panhandle Holding Co.
     6.125% due 03/15/2004                                  1,000           992
Coastal Corp.
     9.750% due 08/01/2003                                  2,800         3,046
Commonwealth Edison Co.
     7.145% due 09/30/2003 (d)                              2,000         2,001
Consolidated Natural Gas Co.
     7.250% due 10/01/2004                                  3,000         3,129
Detroit Edison Co.
     7.500% due 02/01/2005                                  8,000         8,389
Deutsche Telekom
     8.000% due 06/15/2010                                  7,000         7,111
Dominion Resources, Inc.
     7.600% due 07/15/2003                                  5,000         5,205
     8.125% due 06/15/2010                                  2,500         2,768
Edison International, Inc.
     7.775% due 11/01/2001 (d)                                300           257
El Paso Energy Corp.
     7.383% due 07/15/2001 (d)                                200           200
Entergy Mississippi, Inc.
     7.750% due 02/15/2003                                  1,000         1,035
Exelon Corp.
     5.625% due 11/01/2001                                  1,700         1,705
France Telecom
     7.200% due 03/01/2006                                 10,000        10,177
     7.750% due 03/01/2011                                 24,700        24,906
     8.500% due 03/01/2031                                 11,000        11,138

                                    2001 Annual Report See accompanying notes 27

Investment Grade Corporate Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

Idaho Power Corp.
     6.600% due 03/02/2011                             $    4,000    $    4,023
Kinder Morgan, Inc.
     6.450% due 11/30/2001                                  6,685         6,720
Marlin Water Trust
     7.090% due 12/15/2001                                  4,197         4,234
Niagara Mohawk Power Co.
     7.125% due 07/01/2001                                  2,193         2,202
     9.250% due 10/01/2001                                  5,800         5,916
     5.875% due 09/01/2002                                  8,600         8,672
     7.250% due 10/01/2002                                  1,134         1,155
     7.375% due 07/01/2003                                  2,079         2,133
Noram Energy Corp.
     6.375% due 11/01/2003                                  9,000         9,187
Ohio Power Co.
     7.000% due 07/01/2004                                  3,400         3,491
Phillips Petroleum Co.
     8.750% due 05/25/2010                                  5,000         5,806
PP&L Capital Funding
     7.700% due 11/15/2002 (d)                              2,800         2,893
Progress Energy, Inc.
     6.550% due 03/01/2004                                  9,000         9,195
Public Service Electric & Gas Co.
     6.125% due 08/01/2002                                    450           455
R & B Falcon Corp.
    10.250% due 05/15/2003                                    560           579
Reliant Energy Resources Corp.
     8.125% due 07/15/2005                                  1,400         1,476
Rowan Co., Inc.
     5.880% due 03/15/2012                                  3,205         3,268
Southern California Edison Co.
     7.203% due 05/01/2002 (d)                              2,000         1,630
Texas Utilities Corp.
     5.781% due 09/24/2001 (d)                              1,900         1,894
     5.940% due 10/15/2001                                 10,400        10,448
Texas Utilities Electric Co.
     7.286% due 12/20/2002 (d)                              2,000         2,001
Viacom, Inc.
     8.375% due 06/15/2002                                    370           383
Virginia Electric & Power Co.
     5.750% due 03/31/2006                                 10,000         9,882
Vodafone Group PLC
     7.500% due 07/15/2006                                  1,020         1,082
     7.750% due 02/15/2010                                    500           540
Williams Cos., Inc.
     5.888% due 11/15/2001 (d)                              2,000         2,003
WorldCom, Inc.
     6.125% due 04/15/2002                                  6,100         6,110
     7.375% due 01/15/2003                                  1,900         1,922
     8.875% due 01/15/2006                                 11,310        11,681
                                                                     ----------
                                                                        276,531
                                                                     ----------
Total Corporate Bonds & Notes                                           800,707
(Cost $786,908)                                                      ----------


--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.5%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (c)
     3.625% due 07/15/2002 (b)                                873           890
U.S. Treasury Bonds
     7.500% due 11/15/2016                                    300           362
     7.875% due 02/15/2021                                    600           762
     8.125% due 08/15/2021                                  1,800         2,346
     6.250% due 08/15/2023                                  1,300         1,402
                                                                     ----------
Total U.S. Treasury Obligations                                           5,762
(Cost $5,646)                                                        ----------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 11.1%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 0.3%
Bank of America Mortgage Securities, Inc.
     6.500% due 04/25/2029                                    149           149
Freddie Mac
     6.250% due 03/15/2028                                  3,000         2,867
                                                                     ----------
                                                                          3,016
                                                                     ----------
Fannie Mae 1.9%
     7.000% due 05/14/2031                                 17,500        17,686
     7.500% due 04/16/2031                                  1,529         1,529
                                                                     ----------
                                                                         19,215
                                                                     ----------
Government National Mortgage Association 8.9%
     6.000% due 01/15/2029-10/15/2030 (h)                  32,508        31,923
     7.500% due 04/23/2031                                  9,000         9,225
     8.000% due 04/23/2031                                 37,000        38,191
     8.500% due 07/15/2030-08/15/2030 (h)                   9,146         9,500
                                                                     ----------
                                                                         88,839
                                                                     ----------
Total Mortgage-Backed Securities                                        111,070
(Cost $110,184)                                                      ----------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 0.5%
--------------------------------------------------------------------------------
Conseco Finance Securitizations Corp.
     7.970% due 05/01/2032                                  2,000         2,106
Denver Arena Trust
     6.940% due 11/15/2019                                  2,899         2,786
                                                                     ----------
Total Asset-Backed Securities                                             4,892
(Cost $4,531)                                                        ----------

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 1.8%
--------------------------------------------------------------------------------
Province of Quebec
     6.500% due 01/17/2006                                  1,000         1,038
     6.620% due 04/09/2026                                 14,000        14,873
Republic of Croatia
     6.250% due 07/31/2006 (d)                              1,819         1,778
                                                                     ----------
Total Sovereign Issues                                                   17,689
(Cost $17,701)                                                       ----------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 15.7%
--------------------------------------------------------------------------------
Commercial Paper 0.3%
UBS Finance, Inc.
     4.770% due 08/15/2001                                  1,800         1,767
Williams Cos., Inc.
     7.231% due 04/10/2001                                    800           800
                                                                     ----------
                                                                          2,567
                                                                     ----------
Repurchase Agreement 15.4%
State Street Bank
     4.600% due 04/02/2001                                    957           957
     (Dated 03/30/2001. Collateralized by Freddie Mac
     6.680% due 12/28/2001 valued at $981.
     Repurchase proceeds are $957.)

First Boston
     5.200% due 04/02/2001                                153,000       153,000
     (Dated 03/31/2000. Collateralized by
     U.S. Treasury Note 7.025% due 05/15/2016
     valued at $156,529. Repurchase proceeds are $153,066.)
                                                                     ----------
                                                                        153,957
                                                                     ----------
U.S. Treasury Bills 0.0%
     4.560% due 05/17/2001 (b)                                200           199
                                                                     ----------
Total Short-Term Instruments                                            156,723
(Cost $156,724)                                                      ----------


Total Investments (a) 109.7%                                         $1,096,843
(Cost $1,081,694)

Other Assets and Liabilities (Net) (9.7%)                               (97,202)
                                                                     ----------
Net Assets 100.0%                                                    $  999,641
                                                                     ----------

28 PIMCO Funds See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,081,694 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $   17,901

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (2,752)
                                                                     ----------

Unrealized appreciation-net                                          $   15,149
                                                                     ----------

(b) Securities with an aggregate market value of $1,089 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                           # of      Unrealized
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (06/2001)                        176  $         (254)
Eurodollar September Futures (09/2002)                       24              (8)
Eurodollar March Futures (03/2003)                           24             (11)
Eurodollar June Futures (06/2002)                            24              (7)
Eurodollar December Futures (12/2002)                        24             (10)
                                                                 --------------
                                                                 $         (290)
                                                                 --------------

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Swap agreements outstanding at March 31, 2001:

                                                       Notional      Unrealized
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                        $  5,000  $         (235)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/15/2006                                         164,900            (400)
                                                                 --------------
                                                                 $         (635)
                                                                 --------------

(f) Restricted security.

(g) Security is in default.

(h) Securities are grouped by coupon or range of coupons and represent a range of matuities.

                                    2001 Annual Report See accompanying notes 29

Schedule of Investments

High Yield Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 81.6%
--------------------------------------------------------------------------------
Banking & Finance 6.1%
Americo Life, Inc.
     9.250% due 06/01/2005                             $       52    $       51
Amethyst Financial Co. Ltd.
    11.750% due 10/29/2001                                  1,056         1,056
Arvin Capital
     9.500% due 02/01/2027                                  4,014         2,910
General Motors Acceptance Corp.
     5.722% due 04/29/2002 (d)                                169           169
Golden State Holdings
     7.125% due 08/01/2005                                    183           179
Host Marriott LP
     8.375% due 02/15/2006                                  2,463         2,451
     9.250% due 10/01/2007                                  1,250         1,278
Reliance Group Holdings, Inc.
     9.000% due 11/15/2049                                  1,009            88
Telewest Credit Links
    10.875% due 02/07/2005                                  3,000         2,537
Wilmingtom Trust (Tucson)
    10.732% due 01/01/2013 (c)                              1,851         2,126
                                                                     ----------
                                                                         12,845
                                                                     ----------
Industrials 62.4%
360 Networks, Inc.
    13.000% due 05/01/2008                                  1,010           389
Allied Waste North America, Inc.
    10.000% due 08/01/2009                                  1,250         1,281
American Airlines, Inc.
    10.610% due 03/04/2010                                    137           155
American Media Operation, Inc.
    10.250% due 05/01/2009                                    211           216
American Standard Cos., Inc.
     7.125% due 02/15/2003                                     42            42
AmeriGas Partners LP
    10.125% due 04/15/2007                                    633           655
AM-FM, Inc.
     8.750% due 06/15/2007                                  1,193         1,256
     8.000% due 11/01/2008                                  1,056         1,101
Amphenol Corp.
     9.875% due 05/15/2007                                  1,431         1,506
Archibald Candy Corp.
    10.250% due 07/01/2004                                     95            50
Ball Corp.
     8.250% due 08/01/2008                                    394           403
Beckman Instruments, Inc.
     7.100% due 03/04/2003                                  1,358         1,368
British Sky Broadcasting PLC
     7.300% due 10/15/2006                                  2,750         2,701
Browning-Ferris Industries, Inc.
     6.100% due 01/15/2003 (d)                                866           844
     7.875% due 03/15/2005                                    422           421
Call-Net Enterprises, Inc.
     8.000% due 08/15/2008                                  1,785           550
Canadian Forest Oil Ltd.
     8.750% due 09/15/2007                                  3,718         3,811
Century Communications Corp.
     9.750% due 02/15/2002                                    137           138
     9.500% due 03/01/2005                                  3,000         2,996
     8.750% due 10/01/2007                                    802           774
CF Cable TV, Inc.
     9.125% due 07/15/2007                                  2,451         2,496
Charter Communications Holdings
    10.750% due 10/01/2009                                  2,500         2,675
     8.625% due 04/01/2009                                     56            54
Clark R & M, Inc.
     8.375% due 11/15/2007                                    633           491
Crown Castle International Corp.
     0.000% due 11/15/2007 (e)                                475           394
    10.750% due 08/01/2011                                    845           877
CSC Holdings, Inc.
     7.875% due 12/15/2007                                     21            21
     7.625% due 04/01/2011                                  1,500         1,471
Delta Air Lines, Inc.
    10.790% due 03/26/2014                                    478           532
Diamond Cable Communication Co.
     1.000% due 09/30/2004                                    316           310
    11.750% due 12/15/2005                                  2,113         1,965
Fairpoint Communications, Inc.
    10.908% due 05/01/2008 (d)                                950           895
Flag Telecom Holding Ltd.
    11.625% due 03/30/2010                                  4,056         3,103
Forest Oil Corp.
    10.500% due 01/15/2006                                    757           799
Global Crossing Holding Ltd.
     9.500% due 11/15/2009                                  1,056           995
Golden Northwest Aluminum
    12.000% due 12/15/2006                                    517           442
Gulf Canada Resources Ltd.
     9.625% due 07/01/2005                                    597           618
     8.375% due 11/15/2005                                    845           917
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                                  1,000         1,005
HCA - The Healthcare Co.
     6.870% due 09/15/2003                                    274           276
     6.910% due 06/15/2005                                    264           260
     7.000% due 07/01/2007                                    707           687
     8.360% due 04/15/2024                                  1,267         1,228
     6.730% due 07/15/2045                                  1,306         1,320
HMH Properties, Inc.
     7.875% due 08/01/2005                                  1,000           973
Hollinger International Publishing
     8.625% due 03/15/2005                                     52            53
     9.250% due 02/01/2006                                    971         1,000
     9.250% due 03/15/2007                                    143           148
HS Resources, Inc.
     9.875% due 12/01/2003                                    771           786
Huntsman Corp.
     9.500% due 07/01/2007                                  2,682         2,078
Huntsman Polymers Corp.
    11.750% due 12/01/2004                                    971           811
International Game Technology
     7.875% due 05/15/2004                                  3,000         3,045
     8.375% due 05/15/2009                                  2,000         2,060
Jones Intercable, Inc.
     8.875% due 04/01/2007                                  1,069         1,148
K Mart Corp.
     8.800% due 07/01/2010                                    242           219
     9.350% due 01/02/2020                                  2,733         2,136
     9.780% due 01/05/2020                                  2,023         1,723
Lenfest Communications
    10.500% due 06/15/2006                                    110           130
Level 3 Communications, Inc.
     9.125% due 05/01/2008                                  2,000         1,430
    11.250% due 03/15/2010                                    211           166
Leviathan Gas Corp.
    10.375% due 06/01/2009                                    702           755
Lin Holdings Corp.
     0.000% due 03/01/2008 (e)                              2,000         1,420
Mandalay Resort Group
     6.750% due 07/15/2003                                  4,173         4,037
     6.450% due 02/01/2006                                     21            20
Manor Care, Inc.
     8.000% due 03/01/2008                                    750           767
McLeodUSA, Inc.
     0.000% due 03/01/2007 (e)                              2,700         2,228
    12.000% due 07/15/2008                                  2,125         2,136
    11.500% due 05/01/2009                                  3,711         3,637
Mediacom LLC
     9.500% due 01/15/2013                                  1,500         1,474
Metromedia Fiber Network, Inc.
    10.000% due 11/15/2008                                    594           496
Mirage Resorts, Inc.
     7.250% due 10/15/2006                                    564           565
Nextel Communications, Inc.
     9.375% due 11/15/2009                                  1,000           853
NTL, Inc.
    12.750% due 04/15/2005                                    147           140
Octel Developments PLC
    10.000% due 05/01/2006                                    401           403

30 PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

Orion Network Systems, Inc.
   11.250% due 01/15/2007                              $    3,090    $    1,143
     0.000% due 01/15/2007 (e)                              2,915           787
P&L Coal Holdings
     8.875% due 05/15/2008                                  4,025         4,216
Park Place Entertainment
     7.875% due 12/15/2005                                  1,500         1,498
Piedmont Aviation, Inc.
    10.250% due 03/28/2005                                    120           119
     9.900% due 11/08/2006                                    351           341
Pioneer National Resources Co.
     8.875% due 04/15/2005                                  1,747         1,846
Price Communications Wireless, Inc.
     9.125% due 12/15/2006                                  1,128         1,165
R.H. Donnelley, Inc.
     9.125% due 06/01/2008                                  1,420         1,456
Racers
     8.375% due 10/01/2007                                  4,170         3,391
Renaissance Media Group
     0.000% due 04/15/2008 (e)                              4,490         3,435
Rogers Cablesystems Ltd.
    10.000% due 03/15/2005                                    845           908
Rogers Cantel, Inc.
     8.800% due 10/01/2007                                    285           286
     8.300% due 10/01/2007                                    944           937
     9.375% due 06/01/2008                                  4,976         5,187
Safety-Kleen Corp.
     9.250% due 06/01/2008 (b)                              6,016            75
     9.250% due 05/15/2009 (b)                              2,958            37
Scotia Pacific Co. LLC
     7.710% due 01/20/2014 (d)                                 38            28
Smithfield Foods
     7.625% due 02/15/2008                                    468           459
Smith's Food & Drug Centers, Inc.
     8.640% due 07/02/2012                                     61            66
Station Casinos, Inc.
    10.125% due 03/15/2006                                    209           217
     8.875% due 12/01/2008                                    169           171
     9.875% due 07/01/2010                                    211           220
Sterling Chemicals, Inc.
    12.375% due 07/15/2006                                  1,000           935
Telewest Communications PLC
    11.000% due 10/01/2007 (d)                              3,563         3,510
    11.250% due 11/01/2008                                    211           213
Tenet Healthcare Corp.
     7.875% due 01/15/2003                                    211           215
     8.000% due 01/15/2005                                  1,499         1,546
     8.625% due 01/15/2007                                    739           770
     7.625% due 06/01/2008                                  4,245         4,293
U.S. Airways, Inc.
     9.625% due 09/01/2003                                  1,465         1,478
     9.330% due 01/01/2006                                    878           856
United Defense Industries, Inc.
     8.750% due 11/15/2007                                    211           209
United Pan-Europe Communications NV
    10.875% due 08/01/2009                                  2,915         1,968
     0.000% due 02/01/2010 (e)                                750           251
VoiceStream Wireless Corp.
    10.375% due 11/15/2009                                    845           930
Waste Management, Inc.
     7.000% due 05/15/2005                                    137           139
Western Gas Resources, Inc.
    10.000% due 06/15/2009                                  1,500         1,598
Worldwide Fiber, Inc.
    12.000% due 08/01/2009                                 11,031         4,137
                                                                     ----------
                                                                        132,361
                                                                     ----------
Utilities 13.1%
AES Corp.
     9.375% due 09/15/2010                                  1,000         1,055
     8.875% due 02/15/2011                                  2,426         2,493
AT&T Canada, Inc.
     0.000% due 06/15/2008 (e)                              3,481         2,898
    10.625% due 11/01/2008                                  2,028         2,251
Calpine Corp.
     8.625% due 08/15/2010                                  2,000         2,072
     8.500% due 02/15/2011                                  3,000         3,086
Carolina Power & Light Energy, Inc.
     7.278% due 07/29/2002 (d)                                612           612
Chesapeake Energy Corp.
     7.875% due 03/15/2004                                  2,030         2,030
     9.625% due 05/01/2005                                    750           821
CMS Energy Corp.
        6.750% due 01/15/2004                                 158           154
        8.500% due 04/15/2011                               1,000           973
Nextel Partners, Inc.
     11.000% due 03/15/2010                                    42            37
Rogers Communications
        9.125% due 01/15/2006                               4,000         4,090
Williams Cos., Inc.
        7.259% due 11/15/2001 (d)                           1,288         1,290
XO Communications, Inc.
     12.750% due 12/15/2007                                 3,000         2,115
        0.000% due 04/15/2008 (e)                           4,500         1,823
                                                                     ----------
                                                                         27,800
                                                                     ----------
Total Corporate Bonds & Notes                                           173,006
(Cost $177,083)                                                      ----------
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 7.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 7.7%
Federal Deposit Insurance Corp.
     7.871% due 11/25/2026 (d)                                400           400
LTC Commercial Corp.
     9.200% due 08/04/2023                                  1,000         1,083
     7.970% due 04/15/2028                                  1,069         1,004
NationsBanc Mortgage Capital Corp.
     8.035% due 05/25/2028                                    800           702
Red Mountain Funding Corp.
     9.150% due 11/28/2027                                  1,210           824
Resolution Trust Corp.
     6.900% due 02/25/2027                                    989           962
     7.000% due 05/25/2027                                  1,183         1,181
Sasco Floating Rate Commercial Mortgage Trust
     6.080% due 04/25/2003 (d)                              6,296         6,263
Structured Asset Securities Corp.
     7.050% due 11/25/2007                                  4,000         4,057
                                                                     ----------
                                                                         16,476
                                                                     ----------
Stripped Mortgage-Backed Securities 0.1%
Fannie Mae (IO)
     7.000% due 07/25/2008                                    366            44
     6.500% due 06/25/2017                                      9             0
     7.000% due 04/25/2019                                  1,598            65
     7.000% due 12/25/2021                                    564            62
                                                                     ----------
                                                                            171
                                                                     ----------
Total Mortgage-Backed Securities                                         16,647
(Cost $16,338)                                                       ----------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.9%
--------------------------------------------------------------------------------
Airplanes Pass Through Trust
    10.875% due 03/15/2019                                  6,025         3,972
Airtrust
    10.582% due 06/01/2013                                  2,387           897
Charter Commercial Holdings LLC
     9.260% due 03/31/2008                                      0             0
Conseco Finance
     9.300% due 10/15/2030                                  2,000         2,116
Flag Ltd.
     7.312% due 03/31/2006                                  1,570         1,566
Green Tree Financial Corp.
     8.000% due 07/15/2018                                  1,000           883
Morgan Stanley Aircraft Finance
     8.700% due 03/15/2023                                  4,709         3,146
                                                                     ----------
Total Asset-Backed Securities                                            12,580
(Cost $12,893)                                                       ----------


                                    2001 Annual Report See accompanying notes 31

High Yield Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 1.4%
--------------------------------------------------------------------------------
Health Care 0.3%
Tenet Healthcare Corp.
     6.000% due 12/01/2005                             $      686    $      621
                                                                     ----------
Industrial 1.1%
Hilton Hotels Corp.
     5.000% due 05/15/2006                                    211           182
Pride International, Inc.
     0.000% due 04/24/2018 (e)                              2,482         1,111
Waste Management, Inc.
     4.000% due 02/01/2002                                  1,162         1,127
                                                                     ----------
                                                                          2,420
                                                                     ----------
Total Convertible Bonds & Notes                                           3,041
(Cost $2,878)                                                        ----------

--------------------------------------------------------------------------------
PREFERRED STOCK 1.3%
--------------------------------------------------------------------------------
                                                           Shares
Newscorp Overseas Ltd.
     8.625% due 12/31/2049                                 28,100           672
Primedia, Inc.
     9.200% due 11/01/2009                                 14,700         1,275
     8.625% due 04/01/2010                                 10,500           879
                                                                     ----------
Total Preferred Stock                                                     2,826
(Cost $2,587)                                                        ----------


Total Investments (a) 98.0%                                          $  208,100
(Cost $211,779)

Other Assets and Liabilities (Net) 2.0%                                   4,147
                                                                     ----------

Net Assets 100.0%                                                    $  212,247
                                                                     ----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $211,804 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $    6,017

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (9,721)
                                                                     ----------

Unrealized depreciation-net                                          $   (3,704)
                                                                     ----------
(b) Security is in default.

(c) Restricted security.

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Security becomes interest bearing at a future date.

(f) Foreign forward currency contracts outstanding at March 31, 2001:

                          Principal
                             Amount                                  Unrealized
                         Covered by        Settlement             Appreciation/
Type    Currency           Contract             Month            (Depreciation)
-------------------------------------------------------------------------------
Buy           EC              2,800           04/2001            $           (9)
Sell                          2,800           04/2001                       148
Sell                          2,800           06/2001                         9
                                                                 --------------
                                                                 $          148
                                                                 --------------

(g) Principal amount denoted in indicated currency:

         EC - Euro

32 PIMCO Funds See accompanying notes

Schedule of Investments

Mortgage Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 7.5%
--------------------------------------------------------------------------------
Banking & Finance 3.2%
Bear Stearns Co., Inc.
     5.210% due 03/28/2003 (d)                         $    3,700    $    3,699
     5.717% due 05/06/2003 (d)                              1,300         1,302
     5.725% due 05/16/2003 (d)                              2,500         2,480
     5.230% due 07/22/2003 (d)                              3,200         3,165
     5.523% due 06/01/2004 (d)                              2,700         2,669
     5.723% due 11/30/2004 (d)                              6,200         6,212
Capital One Bank
     6.847% due 01/27/2004 (d)                              9,800         9,705
CS First Boston Mortgage Securities Corp.
     7.056% due 11/15/2001 (d)                              3,795         3,795
Finova Capital Corp.
     6.040% due 11/08/2002 (d)(k)                           3,500         2,874
Ford Motor Credit Co.
     5.605% due 11/24/2003 (d)                              3,000         2,995
     6.088% due 07/19/2004 (d)                              8,500         8,443
General Motors Acceptance Corp.
     5.608% due 11/12/2002 (d)                                900           898
     5.547% due 02/14/2003 (d)                              4,500         4,483
     6.393% due 07/20/2003 (d)                                521           521
     6.536% due 04/05/2004 (d)                             15,300        15,082
     6.353% due 09/20/2004 (d)                                938           937
Goldman Sachs Group, Inc.
     5.971% due 01/17/2003 (d)                              1,000         1,002
Heller Financial, Inc.
     5.978% due 10/22/2001 (d)                                600           600
     5.192% due 03/19/2002 (d)                              1,800         1,800
     5.290% due 06/10/2002 (d)                              3,000         3,001
Household Bank
     5.760% due 10/22/2003 (d)                              7,000         6,979
Lehman Brothers Holdings, Inc.
     6.478% due 07/15/2002 (d)                              1,200         1,208
     6.771% due 04/04/2003 (d)                              6,100         6,109
MBNA Corp.
     5.610% due 08/07/2001 (d)                                100           100
     5.435% due 12/10/2002 (d)                              7,250         7,131
Morgan Stanley, Dean Witter & Co.
     5.583% due 02/21/2003 (d)                              1,500         1,502
Protective Life Funding Trust
     6.088% due 01/17/2003 (d)                              2,000         2,003
Qwest Capital Funding, Inc.
     6.316% due 07/08/2002 (d)                              4,000         4,005
Salomon, Smith Barney Holdings
     5.628% due 02/11/2003 (d)                              1,200         1,202
Transamerica Finance Corp.
     5.192% due 09/17/2001 (d)                              1,000         1,000
Wachovia Corp.
     6.075% due 05/02/2005 (d)                              4,500         4,495
                                                                     ----------
                                                                        111,397
                                                                     ----------
Industrials 2.0%
Coastal Corp.
     5.553% due 03/06/2002 (d)                              8,100         8,100
Cox Enterprises, Inc.
     6.425% due 05/01/2033 (d)                              3,500         3,501
Delta Air Lines, Inc.
     7.379% due 11/18/2011                                  2,000         2,121
Northwest Airlines, Inc.
     8.072% due 10/01/2019                                 15,000        16,379
Racers
     5.302% due 03/03/2003 (d)                              8,200         8,204
     6.208% due 04/01/2003 (d)                             10,000         9,978
Raytheon Co.
     5.738% due 08/10/2001 (d)                                800           801
Staples, Inc.
     6.195% due 11/26/2001 (d)                              9,000         9,011
TCI Communications, Inc.
     5.580% due 03/11/2003 (d)                              1,000         1,006
Union Pacific Corp.
     6.951% due 07/01/2002 (d)                             10,000        10,017
                                                                     ----------
                                                                         69,118
                                                                     ----------
Utilities 2.3%
Arizona Public Service Co.
     6.108% due 11/15/2001 (d)                              2,800         2,803
Burlington Resources, Inc.
     8.500% due 10/01/2001                                  2,895         2,946
Central Power & Light Co.
     5.830% due 02/22/2002 (d)                              5,000         5,006
Dominion Resources, Inc.
     7.600% due 07/15/2003                                  5,000         5,206
El Paso Energy Corp.
     6.328% due 07/15/2001 (d)                              8,600         8,605
Entergy Gulf States, Inc.
     6.303% due 06/02/2003 (d)                              1,100         1,102
Hawaiian Electric Industries, Inc.
     6.728% due 04/15/2003 (d)                              3,000         3,004
Oneok, Inc.
     6.231% due 04/24/2002 (d)                              4,000         4,007
Sierra Pacific Resources
     6.298% due 04/20/2002 (d)                             24,000        20,402
Sprint Capital Corp.
     5.410% due 06/10/2002 (d)                              1,000         1,002
Texas Utilities Corp.
     5.420% due 06/25/2001 (d)                             16,400        16,398
     5.781% due 09/24/2001 (d)                              4,000         3,988
Williams Cos., Inc.
     5.888% due 11/15/2001 (d)                              5,400         5,408
                                                                     ----------
                                                                         79,877
                                                                     ----------
Total Corporate Bonds & Notes                                           260,392
(Cost $263,327)                                                      ----------

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.4%
--------------------------------------------------------------------------------
Indiana 0.2%
Indiana State Housing Finance Authority
Single Family Mortgage Revenue Bonds, Series 2000
7.340% due 07/01/2030                                       6,825         7,064
                                                                     ----------
Louisiana 0.2%
Louisiana Housing Finance Agency
Mortgage Revenue Bonds, (GNMA Insured), Series 2000
7.330% due 12/01/2030                                       5,000         5,240
                                                                     ----------
Massachusetts 0.0%
Massachussetts State Development Financial Agency
Revenue Bonds, (GNMA Insured), Series 2000
9.000% due 06/20/2031                                       1,900         2,069
                                                                     ----------
Texas 0.0%
Ennis Texas Economic Development
Corporate Sales Tax Revenue Bonds, (FGIC Insured),
Series 1999 0.000% due 08/01/2034                           7,990           742
                                                                     ----------

Total Municipal Bonds & Notes                                            15,115
(Cost $14,407)                                                       ----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 1.7%
--------------------------------------------------------------------------------
Fannie Mae
     7.125% due 06/15/2010                                  6,100         6,713
Federal Home Loan Bank
     6.750% due 08/27/2013                                  1,000           997
     6.500% due 10/07/2013                                    500           493
     6.100% due 10/28/2013                                  1,000           969
     6.320% due 11/05/2013                                    500           489
     6.375% due 11/05/2013                                    500           491
     6.500% due 11/18/2013                                    500           493
     6.500% due 01/06/2014                                    500           500
     6.330% due 01/07/2014                                  1,000           979
Freddie Mac
     6.875% due 09/15/2010                                 41,200        44,589
SallieMae
     5.871% due 10/25/2004 (d)                                111           111
Small Business Administration
     8.000% due 07/01/2014                                  3,546         3,761
                                                                     ----------
Total U.S. Government Agencies                                           60,585
(Cost $60,270)                                                       ----------


                                           PIMCO Funds See accompanying notes 33

Mortgage Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 13.6%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (f)
     3.625% due 07/15/2002 (b)                         $  130,845    $  133,421
     3.375% due 01/15/2007 (h)                            116,044       117,313
     3.625% due 01/15/2008 (h)                            108,384       110,925
     4.250% due 01/15/2010 (h)                            104,074       111,522
U.S. Treasury Strips
     0.000% due 02/15/2015                                  1,400           642
                                                                     ----------
Total U.S. Treasury Obligations                                         473,823
(Cost $468,258)                                                      ----------
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 137.3%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 41.8%
ABN AMRO Mortgage Corp.
     6.750% due 09/25/2028                                  8,142         8,099
     6.500% due 06/25/2029                                  2,100         2,030
Aetna Commercial Trust
     7.100% due 12/26/2030                                  4,000         4,125
Allied Capital Commercial Mortgage Trust
     6.310% due 09/25/2003                                     67            67
American Southwest Financial Securities Corp.
     7.248% due 11/25/2038                                  1,767         1,842
Amortizing Residential Collateral Trust
     5.310% due 09/25/2030 (d)                                707           708
Banc of America Funding Corp.
     6.750% due 11/20/2032                                 20,000        20,297
Bank of America Mortgage Securities, Inc.
     6.250% due 07/25/2014                                  2,681         2,663
     6.650% due 07/25/2028                                    583           588
     6.500% due 05/25/2029                                  1,000           969
     7.750% due 10/25/2030                                 11,444        11,763
Bayview Financial Revolving Mortgage
     6.020% due 08/25/2029 (d)                             17,600        17,633
     6.350% due 08/25/2029 (d)                              4,300         4,337
Bear Stearns Mortgage Securities, Inc.
     7.313% due 05/25/2023 (d)                              1,827         1,878
     6.500% due 12/28/2023                                  5,200         5,115
     7.000% due 08/25/2024                                  1,000         1,041
     7.000% due 01/25/2028                                 13,886        14,070
     7.000% due 02/25/2028                                  2,500         2,542
     6.200% due 03/25/2028                                  2,500         2,497
     7.525% due 06/25/2030 (d)                              1,792         1,792
CDC Depositor Trust I
     5.593% due 01/15/2003 (d)                              2,652         2,642
Cendant Mortgage Corp.
     6.750% due 05/18/2012                                  8,350         8,517
     7.250% due 04/18/2013                                 11,025        11,076
     7.250% due 05/18/2013                                  7,350         7,474
     6.500% due 01/15/2016                                  1,137         1,141
     7.500% due 06/18/2030                                  6,000         6,243
     6.030% due 07/25/2030 (d)                              6,561         6,561
     7.500% due 12/26/2030                                 18,454        18,286
Chase Commercial Mortgage Securities Corp.
     7.600% due 12/18/2005                                  1,184         1,241
Chase Mortgage Finance Corp.
     6.500% due 09/25/2009                                  1,440         1,437
     6.750% due 11/25/2024                                  1,000           941
     6.500% due 07/25/2028                                  1,080         1,088
     6.750% due 07/25/2028                                  2,000         2,012
     6.100% due 02/25/2029                                  3,211         3,233
     7.750% due 04/25/2030                                  8,875         9,231
Citicorp Mortgage Securities, Inc.
     6.000% due 01/25/2009                                    861           862
     6.500% due 02/25/2024                                  2,295         2,125
     6.250% due 04/25/2024                                 10,567        10,534
     6.250% due 08/25/2024                                    490           468
     6.500% due 03/25/2029                                  2,000         1,944
CMC Securities Corp. III
     6.750% due 11/25/2023                                  1,353         1,356
     6.150% due 05/25/2028                                  1,299         1,297
CMC Securities Corp. IV
     7.250% due 11/25/2027                                  3,446         3,542
Collateralized Mortgage Securities Corp.
   10.950% due 02/01/2014                                     851           852
COMM
     5.450% due 10/16/2002 (d)                              1,059         1,059
Commercial Mortgage Acceptance Corp.
     5.800% due 03/15/2006                                    217           219
Commercial Mortgage Asset Trust
     6.640% due 09/17/2010                                  3,000         3,078
Countrywide Funding Corp.
     6.250% due 02/25/2009                                    797           795
     6.000% due 05/25/2009                                  1,102         1,102
     6.500% due 02/25/2024                                  8,500         8,349
     6.625% due 02/25/2024                                  7,300         7,333
     6.875% due 03/25/2024                                  2,000         1,994
Countrywide Home Loans
     6.500% due 07/25/2013                                  1,754         1,771
     6.750% due 08/25/2028                                  2,816         2,822
     6.000% due 08/25/2029                                    900           900
Countrywide Mortgage Backed Securities, Inc.
     6.750% due 05/25/2024                                  2,500         2,497
CS First Boston Mortgage Securities Corp.
     6.960% due 01/20/2004                                  3,163         3,230
     6.400% due 02/17/2004                                  1,102         1,125
     6.850% due 12/17/2007                                 22,000        22,506
DLJ Commercial Mortgage Corp.
     6.375% due 09/05/2001 (d)                              3,500         3,518
DLJ Mortgage Acceptance Corp.
     7.580% due 02/12/2006 (d)                              4,800         5,083
     8.580% due 11/25/2023 (d)                                571           581
     9.488% due 10/25/2024 (d)                                581           617
     7.550% due 12/28/2026 (d)(j)                           5,228         5,064
     6.850% due 12/17/2027                                    265           274
DVI Business Credit Receivable Corp. III
     5.843% due 10/15/2003 (d)                              6,150         6,200
Enterprise Mortgage Acceptance Co.
     6.110% due 07/15/2003                                    717           725
Fairfax Funding Trust
     6.483% due 04/02/2013                                    250           255
Fannie Mae
     6.000% due 11/25/2006                                     79            79
     6.270% due 09/25/2007                                  3,000         3,049
     6.500% due 05/25/2008                                    500           512
     6.000% due 12/25/2008                                     30            30
     4.000% due 02/25/2009                                    777           740
     6.500% due 02/25/2009                                  1,397         1,405
     6.000% due 03/25/2009                                    304           291
     6.250% due 12/25/2013                                 14,142        13,973
     6.600% due 09/25/2018                                    138           138
     6.500% due 04/25/2019                                  1,395         1,399
     9.000% due 06/25/2020                                  3,109         3,306
     6.350% due 06/25/2020                                  1,000         1,004
     6.500% due 09/25/2020                                    676           676
     9.500% due 11/25/2020                                  9,286         9,993
     6.500% due 05/25/2021                                    237           240
     6.100% due 08/25/2021                                  3,261         3,264
     6.500% due 04/25/2022                                    184           184
     7.000% due 10/25/2022                                  1,241         1,257
     7.800% due 10/25/2022                                    814           849
     7.500% due 03/25/2023                                  1,859         1,951
     5.000% due 04/25/2023                                    230           199
     6.500% due 05/25/2023                                  2,500         2,494
     6.000% due 08/25/2023                                  1,528         1,390
     6.500% due 09/18/2023                                  3,040         3,072
     7.500% due 09/20/2023                                  1,551         1,566
     7.000% due 09/25/2023                                  1,688         1,712
     5.612% due 09/25/2023 (d)                              8,469         8,446
     7.000% due 09/25/2023                                  3,376         3,300
     7.000% due 10/25/2023                                    142           141
     7.000% due 12/25/2023                                  2,636         2,655
     5.000% due 01/25/2024                                      4             4
     6.500% due 01/25/2024                                  1,695         1,607
     6.500% due 02/25/2024                                  2,583         2,493
     7.000% due 04/25/2024                                  2,431         2,440
     6.600% due 05/18/2025                                  1,256         1,283
     7.500% due 11/17/2025                                    968         1,006

34 PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

     7.500% due 11/20/2026                             $    8,719    $    9,069
     7.000% due 11/25/2026                                  2,722         2,694
     7.000% due 12/25/2026                                  1,353         1,339
     7.500% due 04/18/2027                                  2,353         2,411
     7.000% due 12/20/2027                                  2,509         2,511
     6.500% due 04/18/2028                                    461           465
     6.500% due 05/18/2028                                  3,624         3,452
     6.500% due 06/25/2028                                  6,000         5,655
     6.000% due 07/18/2028                                  6,956         6,073
     6.500% due 10/25/2028                                  3,528         3,315
     5.000% due 11/25/2028                                    271           172
     6.290% due 02/25/2029                                  1,500         1,426
     7.500% due 02/25/2030                                  1,091         1,124
     5.500% due 10/25/2030 (d)                              2,617         2,622
     8.915% due 06/25/2032                                  4,103         4,316
     6.500% due 12/17/2035                                 14,859        14,071
     6.390% due 05/25/2036                                  2,358         2,183
     7.410% due 01/17/2037                                    200           204
     6.500% due 06/17/2038                                  1,000         1,007
     6.500% due 09/17/2038                                  5,723         5,434
     7.386% due 01/17/2040 (d)                              4,331         4,213
FDIC Remic Trust
     6.750% due 05/25/2026                                     68            69
Federal Agricultural Mortgage Corp.
     8.314% due 04/25/2030                                  8,033         8,605
FFCA Secured Lending Corp.
     7.130% due 02/18/2009                                    409           421
     7.270% due 02/18/2011                                  9,614         9,996
     7.850% due 10/18/2017                                 16,900        17,580
     7.770% due 02/18/2019                                 20,000        20,856
     8.970% due 06/18/2020                                  4,000         4,178
First Boston Mortgage Securities Corp.
     6.750% due 09/25/2006                                  1,257         1,291
First Horizon Asset Securities
     7.500% due 12/25/2030                                  5,588         5,718
First Nationwide Trust
     8.000% due 10/25/2030                                  2,279         2,297
Freddie Mac
     8.000% due 01/01/2005                                     49            49
     8.000% due 09/15/2006                                    628           628
     8.000% due 03/01/2009                                     46            46
     7.000% due 10/01/2014                                      1             1
     6.500% due 10/15/2016                                    695           697
     6.250% due 01/15/2017                                    348           349
     5.800% due 06/15/2019                                    363           362
     6.300% due 10/15/2019                                  1,029         1,031
     7.000% due 10/15/2020                                  8,582         8,687
     9.000% due 12/15/2020                                    308           325
     9.500% due 12/15/2020                                  3,042         3,228
     6.250% due 01/15/2021                                    313           315
     9.000% due 02/15/2021                                  4,395         4,618
     6.000% due 04/15/2021                                  8,132         8,147
     9.500% due 07/15/2021                                    869           887
     7.000% due 10/15/2021                                    132           132
     6.000% due 10/15/2022                                    450           454
     6.500% due 12/17/2022                                    793           797
     7.500% due 03/15/2023                                  1,819         1,895
     7.000% due 05/15/2023                                    316           317
     7.000% due 07/15/2023                                  3,507         3,533
     7.500% due 07/15/2023                                  2,281         2,374
     6.250% due 09/15/2023                                  6,065         5,828
     6.500% due 11/25/2023                                  3,217         3,056
     6.000% due 12/15/2023                                    417           389
     6.500% due 01/15/2024                                  1,436         1,356
     6.800% due 02/15/2024                                  1,428         1,367
     6.500% due 03/15/2024                                  1,574         1,535
     6.250% due 07/15/2024                                  2,255         2,234
     8.500% due 03/15/2025                                  2,261         2,449
     7.000% due 01/01/2026                                    222           226
     7.000% due 04/15/2026                                  2,819         2,828
     6.250% due 11/15/2026                                  2,200         2,179
     6.500% due 06/15/2027                                  1,000         1,002
     6.500% due 01/15/2028                                  2,456         2,362
     5.663% due 02/15/2028 (d)                              4,746         4,736
     6.500% due 04/15/2028                                 10,094         9,458
     6.000% due 05/15/2028                                  3,200         2,962
     6.500% due 06/15/2028                                  2,988         2,805
     6.500% due 08/15/2028                                    946           889
     6.500% due 10/15/2028                                  2,321         2,270
     6.000% due 11/25/2028                                    575           477
     6.000% due 12/15/2028                                  4,000         3,563
     6.250% due 12/15/2028                                  2,081         1,910
     6.000% due 02/15/2029                                  2,266         1,933
     6.500% due 03/15/2029                                  5,546         5,315
     7.000% due 09/17/2031                                  4,752         4,963
     6.947% due 08/15/2032 (d)                             10,518        10,779
General Electric Capital Mortgage Services, Inc.
     7.000% due 11/25/2007                                  2,040         2,099
     6.500% due 09/25/2023                                  1,000           933
     6.500% due 11/25/2023                                 17,000        16,985
     7.500% due 03/25/2027                                  2,800         2,876
     7.000% due 10/25/2027                                 10,562        10,604
     7.000% due 11/25/2027                                 15,143        15,401
     6.500% due 05/25/2029                                    900           873
     6.750% due 08/25/2029                                  3,893         3,916
     7.750% due 04/25/2030                                  2,000         2,080
GMAC Commercial Mortgage Securities, Inc.
     5.457% due 02/20/2003 (d)                                859           860
     5.387% due 09/20/2005 (d)                              4,200         4,201
     6.411% due 11/15/2007                                  1,074         1,096
     7.151% due 02/15/2008 (d)                             14,278        15,072
     6.420% due 08/15/2008                                    589           598
     6.570% due 09/15/2033                                    585           601
Golden Mortgage Loan
     7.875% due 02/25/2031                                  9,696         9,838
Government Lease Trust
     4.000% due 05/18/2011                                  6,300         5,084
Government National Mortgage Association
     5.650% due 10/20/2018                                    689           689
     7.250% due 12/16/2023                                  5,144         5,235
     7.000% due 07/16/2026                                  1,369         1,382
     7.500% due 09/16/2027                                  5,066         5,058
     6.500% due 09/20/2028                                  2,352         2,205
     6.500% due 01/20/2029                                  3,452         3,193
     6.250% due 03/16/2029                                  2,500         2,284
     6.500% due 03/20/2029                                  2,400         2,314
     6.500% due 04/20/2029                                  4,812         4,467
     7.500% due 08/20/2029                                  4,503         4,664
     6.500% due 08/20/2029                                 14,732        13,967
     8.000% due 11/16/2029                                  3,337         3,701
     8.000% due 01/16/2030                                  2,195         2,345
     7.000% due 01/16/2030                                  2,115         2,095
     5.650% due 02/16/2030 (d)                              1,930         1,940
     7.500% due 02/20/2030                                  2,000         2,071
     8.000% due 03/20/2030                                  2,000         2,063
     5.600% due 10/16/2030 (d)                              4,063         4,064
Guardian Savings & Loan Association
     8.233% due 07/25/2019 (d)                                 77            79
Headlands Mortgage Securities, Inc.
     7.155% due 12/25/2012                                  1,029         1,045
Hilton Hotel Pool Trust
     7.055% due 10/03/2010                                 16,605        17,391
     5.692% due 10/03/2010 (d)                             40,000        39,913
     5.792% due 10/03/2010 (d)                             15,000        15,000
Host Marriott Pool Trust
     7.970% due 08/03/2009                                 16,990        18,231
Housing Securities, Inc.
     6.000% due 02/25/2008                                     38            38
     6.500% due 07/25/2009                                    442           450
Independent National Mortgage Corp.
     9.329% due 01/25/2025 (d)                                150           153
J.P. Morgan Commercial Mortgage Finance Corp.
     5.443% due 04/15/2010 (d)                              1,459         1,459
LB Mortgage Trust
     8.396% due 01/20/2017 (d)                              3,799         4,185
LTC Commercial Mortgage
     6.029% due 05/28/2030                                  1,471         1,501
Mellon Residential Funding Corp.
     5.652% due 06/26/2028                                  1,727         1,723
     6.460% due 07/25/2029 (d)                                578           579

                                    2001 Annual Report See accompanying notes 35

Mortgage Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

Merrill Lynch Mortgage Investors, Inc.
     6.050% due 10/15/2008                             $    3,035    $    3,048
     7.070% due 12/26/2025                                    300           313
     6.950% due 06/18/2029                                  2,850         2,935
     6.220% due 02/15/2030                                  1,471         1,507
Morgan Stanley Capital I
     6.440% due 11/15/2002                                     80            81
     5.990% due 05/15/2005                                    203           206
     6.860% due 07/15/2005                                  3,690         3,846
     7.258% due 01/16/2006                                  2,025         2,128
     6.860% due 05/15/2006 (d)                              2,037         2,102
     6.190% due 01/15/2007                                  3,551         3,614
     7.460% due 02/15/2020                                  4,972         5,222
NationsBanc Montgomery Funding Corp.
     6.500% due 07/25/2028                                  3,000         2,956
Nationslink Funding Corp.
     6.654% due 02/10/2006                                 26,000        26,826
     7.181% due 12/20/2006                                 23,298        24,563
     5.583% due 04/10/2007 (d)                              2,641         2,642
Nomura Depositor Trust
     5.443% due 01/15/2003 (d)                                197           197
Norwest Asset Securities Corp.
     6.250% due 06/25/2014                                  3,408         3,389
     7.500% due 03/25/2027                                    770           771
     7.250% due 10/25/2027                                  8,400         8,640
     6.250% due 08/25/2028                                  1,253         1,257
     6.200% due 09/25/2028                                    140           140
     6.750% due 10/25/2028                                  8,663         8,638
     6.250% due 12/25/2028                                  2,000         1,924
     6.500% due 01/25/2029                                  6,500         6,426
     6.100% due 02/25/2029                                  5,209         5,198
     6.250% due 05/25/2029                                    500           460
     6.000% due 07/25/2029                                  5,600         5,504
     6.500% due 10/25/2029                                    985           952
     7.250% due 02/25/2030                                  3,257         3,278
Norwest Integrated Structured Assets, Inc.
     7.000% due 06/25/2028                                  3,000         3,042
     7.000% due 09/25/2029                                  2,808         2,827
Paine Webber Mortgage Acceptance Corp.
     6.500% due 06/25/2008                                  1,000         1,010
     6.750% due 04/25/2024                                    751           696
PHH Mortgage Services Corp.
     7.182% due 11/18/2027                                  1,896         1,901
PNC Mortgage Securities Corp.
     7.000% due 12/25/2027                                  5,190         5,278
     6.625% due 03/25/2028                                  1,476         1,486
     6.750% due 10/25/2028                                  7,289         7,056
     6.750% due 04/25/2029                                    200           198
     6.500% due 06/25/2029                                  4,380         3,960
     6.750% due 08/25/2029                                  2,475         2,498
     7.250% due 10/25/2029                                  2,493         2,563
     6.212% due 12/25/2030 (d)                             49,356        49,629
Principal Residential Mortgage
     7.230% due 06/20/2005 (d)                              5,000         5,010
Prudential Home Mortgage Securities
     7.000% due 01/25/2008                                    400           406
     6.750% due 11/25/2008                                  1,182         1,190
     6.000% due 02/25/2009                                 20,952        20,217
     6.600% due 08/25/2023                                  1,889         1,896
     6.500% due 01/25/2024                                  1,788         1,692
     6.800% due 05/25/2024                                  3,996         3,868
     7.500% due 08/25/2024                                  8,259         8,451
Prudential Securities Secured Financing Corp.
     6.105% due 11/15/2002                                     68            68
     7.000% due 09/25/2020                                  1,423         1,434
Residential Accredit Loans, Inc.
     7.750% due 04/25/2027                                    599           599
     7.250% due 06/25/2027                                  4,700         4,793
     6.750% due 06/25/2029                                  3,000         2,986
     7.750% due 10/25/2029                                  3,767         3,867
     7.750% due 03/25/2030                                  2,457         2,487
Residential Asset Securitization Trust
     6.500% due 09/25/2014                                  3,845         3,869
     6.750% due 03/25/2028                                    441           439
     6.750% due 04/25/2028                                    284           284
     6.250% due 11/25/2028                                  4,000         3,882
Residential Funding Mortgage Securities I
     6.981% due 06/25/2008                                  2,800         2,830
     6.478% due 10/25/2008                                  2,042         2,053
     7.000% due 05/25/2012                                  2,687         2,776
     6.500% due 12/25/2012                                  9,055         9,051
     6.500% due 04/25/2013                                  2,863         2,895
     6.250% due 03/25/2014                                    913           910
     6.200% due 11/25/2023                                     50            50
     6.500% due 12/25/2023                                  8,604         8,374
     9.226% due 03/25/2025 (d)                                765           793
     7.000% due 03/25/2026                                  4,592         4,676
     7.000% due 11/25/2027                                  7,600         7,717
     7.000% due 12/25/2027                                  2,888         2,928
     6.750% due 03/25/2028                                  2,000         1,994
     6.750% due 05/25/2028                                  2,170         2,171
     6.750% due 06/25/2028                                  2,903         2,910
     6.250% due 11/25/2028                                  6,000         5,756
     6.500% due 01/25/2029                                 19,000        18,460
     6.500% due 03/25/2029                                  5,000         4,861
     6.500% due 04/25/2029                                  4,200         4,063
     7.500% due 02/25/2030                                  3,000         3,089
     8.000% due 04/25/2030                                  7,989         8,102
     7.750% due 09/25/2030                                  4,780         4,908
Residential Mortgage Securities
     5.610% due 02/09/2020 (d)                              4,591         4,591
     5.760% due 02/09/2028 (d)                             25,000        25,000
Resolution Trust Corp.
     7.530% due 08/25/2023 (d)                              1,718         1,738
     8.177% due 01/25/2025 (d)                                 47            47
     8.000% due 06/25/2026                                  1,685         1,696
RMF Commercial Mortgage Securities, Inc.
     6.715% due 01/15/2019 (d)                              1,400         1,438
     7.100% due 11/28/2027 (d)                              1,746         1,785
Saco I, Inc.
     5.480% due 09/25/2040 (d)                                400           400
Salomon Brothers Mortgage Securities VII
     8.571% due 11/25/2022 (d)                                306           309
     5.430% due 05/25/2029 (d)                              3,267         3,278
     5.350% due 06/25/2029 (d)                              1,291         1,290
Sasco Floating Rate Commercial Mortgage Trust
     5.407% due 11/20/2001 (d)                              2,578         2,580
     5.600% due 03/25/2002 (d)                              3,646         3,646
     6.457% due 07/22/2002 (d)                              4,286         4,262
     5.600% due 04/25/2003 (d)                              1,000           995
Securitized Asset Sales, Inc.
     6.250% due 12/25/2023                                    221           220
     8.469% due 12/26/2023 (d)                                119           124
     7.000% due 07/25/2024                                    289           289
     7.410% due 09/25/2024 (d)                              2,000         2,036
Security Pacific National Bank
     7.338% due 09/25/2019 (d)                                408           409
Starwood Asset Receivables Trust
     5.830% due 08/25/2003 (d)                              1,447         1,447
     6.530% due 01/25/2004 (d)                             19,000        19,086
     6.030% due 09/25/2022 (d)                             40,000        40,109
Starwood Commercial Mortgage Trust
     6.600% due 02/03/2009                                  3,652         3,767
     6.920% due 02/03/2009                                  1,000         1,015
Structured Asset Mortgage Investments, Inc.
     7.347% due 05/25/2022 (d)                             14,216        13,892
     6.901% due 06/25/2028 (d)                             12,010        12,520
     7.230% due 02/25/2030 (d)                              5,611         5,757
Structured Asset Notes Transactions Ltd.
     6.650% due 08/30/2005 (d)                                818           812
Structured Asset Securities Corp.
     7.375% due 09/25/2024                                  1,040         1,045
     7.000% due 12/25/2027                                  4,300         4,357
     6.750% due 07/25/2029                                  2,403         2,427
     6.280% due 02/25/2030 (d)                              4,459         4,469
TMA Mortgage Funding Trust
     5.430% due 01/25/2029 (d)                              4,209         4,209

36 PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

Union Planters Mortgage Finance Corp.
     6.350% due 01/25/2028                             $      302    $      302
     6.600% due 01/25/2028                                  4,000         4,048
Vendee Mortgage Trust
     7.750% due 05/15/2022                                  6,417         6,756
     6.500% due 03/15/2029                                  2,500         2,430
Washington Mutual, Inc.
     7.500% due 11/19/2029                                  2,000         2,073
                                                                     ----------
                                                                      1,454,881
                                                                     ----------
Fannie Mae 9.4%
     5.500% due 12/01/2028-05/01/2029 (g)                   1,172         1,114
     6.000% due 04/01/2004-04/16/2031 (g)                  44,293        43,233
     6.130% due 08/01/2005                                  2,968         3,029
     6.250% due 07/01/2003                                     56            56
     6.262% due 02/01/2009                                  4,814         4,836
     6.450% due 09/01/2016                                  3,900         3,972
     6.500% due 09/01/2005-05/14/2031 (g)                 126,506       125,988
     6.750% due 11/01/2007                                     62            63
     6.761% due 01/01/2027 (d)                              1,526         1,569
     6.981% due 06/01/2007                                  1,113         1,170
     7.000% due 06/01/2003-05/14/2031 (g)                   8,370         8,484
     7.032% due 01/01/2030 (d)                             11,941        12,378
     7.040% due 03/01/2007                                    216           229
     7.052% due 08/01/2009                                  1,777         1,867
     7.060% due 11/01/2003                                    278           287
     7.235% due 10/01/2003                                    235           243
     7.241% due 02/01/2018 (d)                              1,598         1,573
     7.250% due 01/01/2003-10/01/2011 (g)                     313           319
     7.310% due 07/01/2003                                    235           243
     7.382% due 05/01/2030 (d)                             18,807        19,705
     7.430% due 01/25/2023                                  3,479         3,476
     7.447% due 03/01/2030 (d)                             15,965        16,764
     7.500% due 10/01/2028-04/16/2031 (g)                  56,711        58,027
     7.750% due 02/01/2008                                    135           138
     8.000% due 07/01/2007-12/01/2016 (g)                     385           398
     8.078% due 03/01/2024 (d)                                191           197
     8.214% due 07/01/2024 (d)                                483           497
     8.224% due 12/01/2024 (d)                                687           707
     8.235% due 11/01/2025 (d)                                925           950
     8.250% due 12/01/2022 (d)                                196           201
     8.342% due 02/01/2027 (d)                                921           938
     8.348% due 11/01/2025 (d)                                986         1,006
     8.367% due 11/01/2023 (d)                                157           161
     8.451% due 05/01/2026 (d)                                391           400
     8.472% due 01/01/2024 (d)                                105           109
     8.500% due 04/01/2008-08/01/2030 (d)(g)                5,968         6,239
     8.750% due 04/01/2018                                     30            31
     8.752% due 02/01/2024 (d)                                380           395
     9.000% due 03/01/2010-06/01/2027 (g)                   3,436         3,633
     9.250% due 05/01/2010                                     78            82
     9.500% due 09/01/2010-04/01/2025 (g)                     783           838
    10.000% due 04/01/2020                                    423           462
    15.500% due 10/01/2012                                      6             7
    15.750% due 12/01/2011                                      3             3
                                                                     ----------
                                                                        326,017
                                                                     ----------
Federal Housing Administration 3.0%
     6.875% due 12/01/2016                                    702           680
     6.896% due 07/01/2020                                    849           817
     7.430% due 07/01/2018-07/01/2025 (g)                  69,892        69,631
     7.450% due 05/01/2021                                  1,211         1,203
     7.500% due 12/01/2030-09/01/2034 (g)                   3,666         3,694
     7.510% due 05/01/2040                                  2,500         2,577
     7.590% due 12/01/2017                                  3,874         3,928
     7.625% due 12/01/2016                                    452           461
     7.630% due 09/01/2039                                  7,054         7,279
     7.750% due 01/01/2016-05/01/2028 (g)                   1,323         1,349
     8.250% due 05/01/2022-04/01/2028 (g)                   3,535         3,602
     8.530% due 02/01/2039                                  3,234         3,478
     8.875% due 06/01/2035                                  5,895         6,245
                                                                     ----------
                                                                        104,944
                                                                     ----------
Freddie Mac 14.7%
     5.500% due 04/16/2031                                  5,600         5,330
     6.000% due 09/01/2006-04/16/2031 (g)                  32,360        31,611
     6.250% due 04/01/2003                                     72            72
     6.379% due 01/01/2028 (d)                              1,523         1,562
     6.500% due 03/01/2005-05/14/2031 (g)                  62,149        61,821
     6.698% due 09/01/2028 (d)                                906           926
     6.742% due 09/01/2027 (d)                              2,402         2,455
     6.771% due 12/01/2029 (d)                              9,423         9,665
     6.775% due 11/01/2003                                    161           159
     6.861% due 10/01/2027 (d)                              1,006         1,032
     6.905% due 07/01/2027 (d)                              2,248         2,306
     6.962% due 12/01/2026 (d)                              1,227         1,261
     7.000% due 09/01/2006-05/14/2031 (g)                 270,994       274,127
     7.011% due 11/01/2027 (d)                              2,603         2,668
     7.219% due 07/01/2028 (d)                             14,255        14,604
     7.400% due 02/01/2021                                  2,517         2,504
     7.450% due 03/25/2022                                  2,350         2,346
     7.500% due 07/01/2009-04/16/2031 (g)                  49,258        50,389
     7.732% due 11/01/2029 (d)                             25,669        26,069
     7.738% due 03/01/2029 (d)                              1,580         1,637
     7.950% due 03/31/2030                                  4,647         4,758
     8.000% due 05/01/2008-11/01/2013 (g)                     734           761
     8.207% due 03/01/2027 (d)                                458           471
     8.242% due 10/01/2024 (d)                              1,112         1,134
     8.250% due 06/01/2008-12/01/2008 (g)                     313           324
     8.253% due 10/01/2024 (d)                                734           752
     8.346% due 06/01/2022 (d)                                 50            51
     8.362% due 06/01/2024 (d)                                329           338
     8.368% due 10/01/2023 (d)                                790           806
     8.370% due 02/01/2027 (d)                              3,302         3,397
     8.394% due 09/01/2026 (d)                              2,597         2,670
     8.500% due 05/01/2001-08/01/2027 (g)                   1,752         1,838
     9.500% due 12/01/2001-07/01/2004 (g)                     335           346
    10.000% due 07/01/2005-12/01/2005 (g)                     271           277
    10.250% due 05/01/2009                                      2             3
    10.750% due 09/01/2009-05/01/2010 (g)                      12            13
                                                                     ----------
                                                                        510,483
                                                                     ----------
Government National Mortgage Association 68.0%
     5.500% due 04/20/2030-05/20/2030 (d)(g)                2,855         2,871
     6.000% due 12/15/2023-04/23/2031 (d)(g)               14,279        14,040
     6.500% due 09/15/2023-05/21/2031 (d)(g)              243,025       244,002
     6.670% due 08/15/2040                                  2,879         2,838
     6.720% due 09/15/2001-11/15/2040 (g)                   2,334         2,319
     7.000% due 04/20/2017-05/21/2031 (d)(g)              585,720       593,616
     7.250% due 07/15/2040                                 11,436        11,627
     7.375% due 03/20/2021-05/20/2028 (d)(g)               48,804        49,536
     7.500% due 03/15/2001-11/30/2039 (d)(g)              825,356       845,419
     7.625% due 12/20/2018-10/20/2027 (d)(g)               52,352        53,672
     7.700% due 06/15/2001                                  1,562         1,651
     7.750% due 07/20/2020-09/20/2027 (d)(g)               36,775        37,667
     8.000% due 09/15/2005-05/21/2031 (d)(g)               92,410        95,371
     8.250% due 07/15/2008                                    189           196
     8.500% due 01/15/2028-04/23/2031 (g)                 382,268       396,787
     9.000% due 09/15/2006-08/20/2030 (g)                  10,785        11,245
     9.500% due 09/15/2009-12/15/2021 (g)                     867           938
    11.000% due 07/15/2010                                     19            21
                                                                     ----------
                                                                      2,363,816
                                                                     ----------
Stripped Mortgage-Backed Securities 0.4%
Bear Stearns Mortgage Securities, Inc. (IO)
     7.000% due 08/25/2024                                    270            22
Chase Mortgage Finance Corp. (PO)
     0.000% due 01/25/2030                                    114            71
CMC Securities Corp. III (IO)
     6.750% due 11/25/2028                                  4,364           499
Collateralized Mortgage Obligation Trust (PO)
     0.000% due 09/23/2017                                     41            35
Fannie Mae (IO)
   727.220% due 09/25/2006                                      6            25
     6.500% due 02/25/2007                                    270            10
     7.000% due 04/25/2008                                    631            73
     6.000% due 07/25/2008                                     29             0
     7.000% due 04/25/2019                                  2,521           103
     6.500% due 05/25/2019                                  2,748           156
     7.000% due 08/25/2019                                    393            20
     6.500% due 03/25/2020                                    650            36
     6.500% due 08/25/2020                                    120             7

                                    2001 Annual Report See accompanying notes 37

Mortgage Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

   839.670% due 08/25/2020                             $        1    $       24
     6.500% due 09/25/2021                                    509            47
     6.500% due 03/25/2022                                  1,948           170
Fannie Mae (PO)
     0.000% due 06/25/2022                                     10            10
     0.000% due 08/25/2022                                    230           195
     0.000% due 04/25/2023                                  4,360         2,209
First Union National Bank-Bank of America
Commercial Mortgage Trust (IO)
     2.002% due 03/15/2011                                 38,977         4,467
Freddie Mac (IO)
     6.500% due 07/15/2006                                    225             8
  1088.100% due 03/15/2007                                      2            12
     6.500% due 05/15/2007                                    169             9
     6.500% due 07/15/2007                                    307             9
  1170.442% due 07/15/2018                                      3            15
     7.000% due 08/15/2018                                  1,164            45
     6.500% due 01/15/2023                                  1,321           169
     7.000% due 10/25/2023                                  1,423           263
     1.487% due 12/15/2023 (d)                              1,930            92
     7.500% due 08/15/2029                                    854           165
Government National Mortgage Association (PO)
     0.000% due 02/26/2019                                    624           602
Merrill Lynch Mortgage Investors, Inc. (IO)
     1.000% due 04/25/2028 (d)                             32,189           740
Residential Funding Mortgage Securities I (IO)
     7.000% due 09/25/2023                                    461            43
Residential Funding Mortgage Securities II (IO)
    10.000% due 09/25/2003                                 13,600         3,041
                                                                     ----------
                                                                         13,392
                                                                     ----------
Total Mortgage-Backed Securities                                      4,773,533
(Cost $4,670,793)                                                    ----------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 38.0%
--------------------------------------------------------------------------------
Aames Mortgage Trust
     5.563% due 07/15/2029 (d)(i)                           4,867         4,887
     5.613% due 10/15/2029 (d)                              1,705         1,708
ABFS Equipment Contract Trust
     6.100% due 10/15/2005                                    130           128
ABSC Long Beach Home Equity Loan Trust
     6.675% due 06/21/2030 (d)                             14,287        14,342
     6.175% due 07/21/2030 (d)                             24,000        24,129
Access Financial Manufactured Housing Contract Trust
     7.650% due 05/15/2021                                  1,500         1,348
Ace Securities Corp.
     5.370% due 11/25/2028 (d)                                648           649
Advanta Business Card Master Trust
     5.707% due 04/20/2008 (d)                             17,000        17,233
     6.457% due 04/20/2008 (d)                             20,700        21,020
Advanta Mortgage Loan Trust
     6.012% due 05/25/2027 (d)                              1,671         1,670
     5.425% due 11/25/2029 (d)                                824           825
     8.250% due 08/25/2030                                 10,000        10,524
Aerco Ltd.
     6.028% due 07/15/2025 (d)                              3,400         3,405
AFC Home Equity Loan Trust
     5.460% due 06/24/2029 (d)                              7,098         7,129
     5.780% due 06/24/2029 (d)                              1,814         1,815
     5.600% due 12/26/2029 (d)                              1,023         1,023
Alliance Laundry Equipment Receivables Trust
     5.968% due 05/15/2009 (d)                              8,635         8,635
American Residential Eagle Trust
     5.880% due 04/25/2029 (d)                                875           881
Americredit Automobile Receivable Trust
     5.304% due 10/12/2002                                    865           866
     5.442% due 09/05/2006 (d)                              1,000         1,003
Argentina Funding Corp.
     5.267% due 05/20/2003 (d)                              1,000         1,002
Associates Manufactured Housing
     7.000% due 03/15/2027                                     29            30
Banc One Auto Grantor Trust
     6.290% due 07/20/2004                                  1,341         1,351
Banc One Home Equity Trust
     6.460% due 06/25/2029                                    134           134
Bayview Financial Acquisition Trust
     5.600% due 02/25/2029 (d)                              1,846         1,855
     6.130% due 11/25/2029 (d)                                957           957
     5.910% due 02/25/2030 (d)                             29,538        29,547
     5.700% due 02/25/2030 (d)                             19,516        19,407
     6.200% due 07/25/2030 (d)                             22,811        22,769
     6.380% due 07/25/2030 (d)                              6,805         6,805
     5.800% due 11/25/2030 (d)                             18,000        18,000
     7.300% due 11/25/2030 (d)                             10,000        10,000
Block Mortgage Finance, Inc.
     7.049% due 04/25/2014 (d)                              1,706         1,713
     7.122% due 08/25/2022                                    326           325
     5.710% due 08/25/2028 (d)                                942           941
     5.970% due 12/25/2028 (d)                              2,300         2,304
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                  1,428         1,430
     5.905% due 12/15/2005                                  3,412         3,411
Captec Franchise Trust
     7.892% due 10/15/2010                                  5,533         5,761
Centex Home Equity
     7.540% due 10/25/2030                                 29,000        30,006
     7.990% due 10/25/2030                                 14,840        15,528
Centrex Auto Trust
     6.150% due 09/15/2004                                  1,018         1,021
Chase Funding Mortgage Loan Asset-Backed Certificates
     5.600% due 10/25/2030 (d)                             15,000        15,012
     6.850% due 10/25/2030 (d)                             18,800        18,630
Chase Manhattan Grantor Trust
     6.610% due 09/15/2002                                    152           152
Chevy Chase Auto Receivables Trust
     6.200% due 03/20/2004                                    715           720
CIT Equipment Collateral
     7.520% due 07/20/2011                                  4,835         4,892
CNH Equipment Trust
     7.140% due 09/15/2007                                  1,150         1,187
CNL Funding
     7.721% due 08/25/2009                                 22,836        24,008
Conseco Finance
     7.880% due 08/20/2005                                 12,967        13,296
     8.560% due 07/20/2008                                 19,091        19,589
     6.940% due 11/15/2014                                    814           822
    10.550% due 09/15/2020                                 14,140        15,225
     8.410% due 12/15/2025                                  9,000         9,479
     5.553% due 12/15/2029 (d)                              1,340         1,345
     5.913% due 03/15/2030 (d)                             11,900        11,896
     5.583% due 10/15/2030 (d)                              2,085         2,083
     6.068% due 02/15/2031 (d)                              1,000           980
     8.200% due 02/01/2032                                 40,000        41,784
    10.210% due 02/01/2032                                    700           728
Conseco Finance Securitizations Corp.
     8.850% due 12/01/2030                                 22,995        25,812
     7.970% due 05/01/2032                                 13,800        14,531
     8.310% due 05/01/2032                                 23,000        24,848
Contimortgage Home Equity Loan Trust
     5.870% due 09/15/2008                                    652           659
     6.420% due 04/25/2014                                    192           191
     6.770% due 01/25/2018                                  2,000         2,025
     5.303% due 06/15/2028 (d)                              1,231         1,228
     5.778% due 08/15/2028 (d)                                149           149
     5.818% due 09/15/2028 (d)                                900           898
Countrywide Asset-Backed Certifications
     7.480% due 12/25/2031 (d)                              6,732         6,706
Countrywide Home Loans
     6.030% due 12/25/2030 (d)                             16,322        16,366
Cross Country Master Credit Card Trust II
     5.663% due 06/15/2006 (d)                              1,900         1,916
CS First Boston Mortgage Securities Corp.
     7.590% due 07/25/2026                                  8,700         9,067
     5.813% due 12/15/2030 (d)                             13,050        13,125
     6.233% due 12/15/2030 (d)                             37,550        38,038
Delta Funding Home Equity Loan Trust
     5.573% due 09/15/2029 (d)                                771           775
Denver Arena Trust
     6.940% due 11/15/2019                                 14,526        13,961

38 PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

Embarcadero Aircraft Securitization Trust
     5.643% due 08/15/2025 (d)                         $   15,000    $   15,000
     6.263% due 08/15/2025 (d)                              9,612         9,612
     5.643% due 08/15/2025 (d)                              4,708         4,708
EQCC Home Equity Loan Trust
     6.050% due 02/25/2010                                  1,269         1,268
     5.770% due 05/20/2010                                    227           227
     5.323% due 10/15/2027 (d)                                687           686
Fifth Third Auto Grantor Trust
     6.450% due 03/15/2002                                     14            14
Fingerhut Master Trust
     6.682% due 02/15/2005 (d)                             12,400        12,373
     6.113% due 02/15/2007 (d)                              8,600         8,522
First International Bank
     9.118% due 03/15/2027 (d)                             24,738        24,738
First Plus Home Loan Trust
     6.870% due 08/10/2014                                  2,986         3,001
     6.350% due 03/10/2017                                  1,800         1,823
     6.490% due 07/10/2017                                  1,500         1,509
First USA Credit Card Master Trust
     5.476% due 02/18/2004 (d)                              3,500         3,493
Fleet Credit Card Master Trust II
     6.038% due 05/15/2008 (d)                             29,500        29,500
FMAC Loan Receivables Trust
     6.729% due 12/15/2019                                  2,700         2,671
     6.111% due 12/15/2019                                  1,225         1,236
Ford Credit Auto Owner Trust
     5.810% due 03/15/2002                                    243           243
General Electric Capital Mortgage Services, Inc.
     6.380% due 05/25/2014                                    222           222
     7.200% due 04/25/2029                                  3,308         3,171
GMAC Mortgage Corp. Loan Trust
     7.950% due 03/25/2030                                  3,928         3,996
     7.720% due 12/25/2031                                  7,574         7,796
Government Lease Trust
     5.860% due 04/18/2003                                  1,368         1,379
Government National Mortgage Association
     5.597% due 06/20/2032 (d)                              5,000         5,018
     7.930% due 06/20/2032                                 10,000        10,468
Green Tree Financial Corp.
     6.600% due 01/15/2019                                  2,194         2,230
     9.100% due 04/15/2025                                  9,960        10,289
     8.400% due 06/15/2025                                     82            83
     7.230% due 03/15/2028                                  3,500         3,363
     6.420% due 11/15/2028                                    786           791
     7.550% due 01/15/2029                                    649           653
     6.650% due 02/15/2029                                  1,847         1,873
     7.690% due 09/01/2030                                 11,500        10,865
     6.920% due 12/01/2030                                  5,000         4,830
     7.060% due 02/01/2031                                  2,500         2,390
     6.970% due 04/01/2031                                  7,000         7,247
     7.860% due 04/01/2031                                  1,900         1,945
Green Tree Floorplan Receivables Master Trust
     5.537% due 11/15/2004 (d)                              3,500         3,501
Green Tree Home Equity Loan Trust
     7.180% due 07/15/2030                                  7,925         8,208
     6.770% due 07/15/2030                                    300           308
     6.290% due 09/15/2030                                  1,936         1,941
     7.610% due 09/15/2030                                  8,000         8,383
Green Tree Home Improvement Loan Trust
     5.333% due 08/15/2029 (d)                              1,168         1,166
     5.960% due 08/15/2029                                    166           166
     5.383% due 11/15/2029 (d)                                562           563
Green Tree Recreational, Equipment, & Consumables
     6.430% due 04/17/2006                                  1,357         1,369
     6.715% due 02/01/2009                                  1,362         1,382
Greenpoint Manufactured Housing
     6.750% due 04/15/2011                                  6,905         6,944
GRMT II LLC
     5.257% due 06/20/2032 (d)(i)                           3,018         3,013
IMC Home Equity Loan Trust
     7.110% due 08/25/2014                                  2,679         2,704
     6.410% due 04/20/2018                                    853           858
     6.880% due 11/20/2028                                  9,568         9,816
IMPAC Secured Assets CMN Owner Trust
     7.770% due 07/25/2025                                  6,000         6,138
Indymac Home Equity Loan Asset-Backed Trust
     8.980% due 12/25/2031                                  1,000         1,023
     6.126% due 12/25/2031 (d)                              7,925         7,986
     5.726% due 12/25/2031 (d)                              5,400         5,434
Irwin Home Equity
     5.420% due 02/25/2012 (d)                              1,430         1,434
     7.960% due 05/25/2012                                  7,000         7,302
     5.950% due 06/25/2021 (d)                              4,000         4,037
Long Beach Acceptance Auto Grantor Trust
     6.190% due 01/25/2004                                    682           684
MBNA Master Credit Card Trust
     6.350% due 11/15/2005                                    800           811
Mellon Auto Grantor Trust
     5.460% due 10/17/2005                                  1,217         1,226
Metris Master Trust
     5.657% due 04/20/2006 (d)                              3,200         3,223
Metropolitan Asset Funding, Inc.
     6.173% due 04/25/2029 (d)                              1,694         1,671
Mid-State Trust
     8.330% due 04/01/2030                                  4,653         5,017
     7.791% due 03/15/2038                                  1,845         1,932
MLCC Mortgage Investors, Inc.
     5.543% due 03/15/2025 (d)                              2,182         2,190
Morgan Stanley Dean Witter Capital I
     7.500% due 07/15/2010                                 26,147        27,609
     7.730% due 03/15/2016 (d)                             12,000        12,699
New York City Tax Lien
     6.460% due 05/25/2005                                     24            24
     6.650% due 05/25/2005 (i)                                  9             9
Nextcard Credit Card Master Note Trust
     6.810% due 12/15/2006 (d)                              5,300         5,300
NPF XII, Inc.
     6.045% due 10/01/2003 (d)                             35,000        35,000
     6.345% due 10/01/2003 (d)                              1,700         1,700
     6.006% due 03/01/2004 (d)                              4,000         4,000
Oakwood Mortgage Investors, Inc.
     7.500% due 01/15/2021                                  1,000         1,035
     7.100% due 10/15/2026                                    130           130
     6.650% due 05/15/2027                                    522           523
    10.383% due 03/15/2031 (d)                              3,781         3,781
Ocwen Mortgage Loan
     5.872% due 10/25/2029 (d)                              2,356         2,361
     6.210% due 03/25/2031 (d)                              9,677         9,758
Onyx Acceptance Grantor Trust
     6.300% due 05/15/2004                                  2,166         2,178
Option One Mortgage Loan Trust
     6.250% due 02/25/2029 (d)                              5,972         6,004
     6.020% due 05/25/2029                                    600           605
     5.430% due 12/26/2029 (d)                              1,340         1,345
Origen Manufactured Housing
     7.650% due 03/15/2032 (i)                             13,200        13,264
PacificAmerica Home Equity Loan
     5.700% due 06/26/2028 (d)                              1,682         1,677
Pegasus Aviation Lease Securitization
     6.155% due 03/25/2015 (d)                             27,268        27,276
PP&L Transition Bond Co. LLC
     6.410% due 12/26/2003                                  1,588         1,597
Provident Bank Home Equity Loan Trust
     5.270% due 04/25/2029 (d)                                940           936
Residential Asset Mortgage Products, Inc.
     8.360% due 06/25/2030                                 21,228        22,400
     8.000% due 09/25/2030                                 24,150        25,236
Residential Asset Securities Corp.
     5.670% due 12/25/2013 (d)                                  1             1
     7.615% due 12/25/2014                                  3,793         3,827
     7.998% due 09/25/2021 (d)                              1,067         1,099
Residential Funding Mortgage Securities II
     7.850% due 12/25/2024 (i)                              7,000         7,210
     7.980% due 09/25/2030 (i)                             15,999        16,544
Residential Mortgage Loan Trust
     6.312% due 09/25/2029 (d)(i)                           4,856         4,913

                                    2001 Annual Report See accompanying notes 39

Mortgage Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

Ryder Vehicle Lease Trust
     6.430% due 01/15/2003                             $    4,267    $    4,274
SallieMae
     5.936% due 04/25/2004 (d)                                579           580
     5.841% due 07/25/2004 (d)                              1,790         1,786
     6.122% due 07/25/2016 (d)                             17,907        17,937
     5.880% due 10/27/2025 (d)                              1,963         1,939
Salomon Brothers Mortgage Securities VII
     5.762% due 09/25/2027 (d)(i)                           2,625         2,633
     6.930% due 08/25/2028                                  2,572         2,561
     5.400% due 07/25/2029 (d)(i)                           1,093         1,094
     5.450% due 09/25/2029 (d)(i)                             660           663
     5.743% due 11/15/2029 (d)(i)                           2,000         2,006
     6.663% due 11/15/2029 (d)(i)                          17,600        17,925
     5.390% due 12/25/2029 (d)(i)                           2,990         2,998
Saxon Asset Securities Trust
     7.585% due 12/25/2014                                    845           851
     5.830% due 02/25/2029 (d)(i)                             266           267
     5.760% due 05/25/2029 (d)                              1,268         1,269
Sears Credit Account Master Trust
     7.000% due 10/15/2004                                      8             8
     5.693% due 10/18/2011 (d)                             30,500        30,418
Southern Pacific Secured Assets Corp.
     5.700% due 07/25/2029 (d)                              1,762         1,757
The Money Store Home Equity Trust
     7.550% due 02/15/2020                                    704           709
     7.600% due 07/15/2021                                  1,108         1,120
     6.345% due 11/15/2021                                    239           240
     6.490% due 10/15/2026                                  6,027         6,109
     5.313% due 08/15/2029 (d)                                662           660
TrendWest Resorts, Inc.
     7.440% due 12/15/2011                                 14,322        14,401
     7.780% due 12/15/2011                                  4,842         4,967
     8.670% due 12/15/2011                                  4,919         5,057
UCFC Manufactured Housing Contract
     7.900% due 01/15/2028                                  1,500           848
United Panama Mortgage Loan
     5.370% due 04/25/2030 (d)(i)                           2,957         2,964
Vanderbilt Mortgage Finance
     7.905% due 02/07/2026                                    198           211
     8.040% due 12/07/2030                                  1,023         1,052
WFS Financial Owner Trust
     6.411% due 07/20/2002                                  1,270         1,272
     6.920% due 01/20/2004                                    800           815
WMC Mortgage Loan
     5.177% due 06/20/2028 (d)                                148           148
                                                                     ----------
Total Asset-Backed Securities                                         1,320,883
(Cost $1,291,433)                                                    ----------

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.9%
--------------------------------------------------------------------------------
Industrial 0.9%
Nabors Industries, Inc.
     0.000% due 06/20/2020                                 46,000        32,545
                                                                     ----------
Total Convertible Bonds & Notes                                          32,545
(Cost $29,883)                                                       ----------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 1.9%
--------------------------------------------------------------------------------
Commercial Paper 1.6%
Freddie Mac
     5.070% due 04/03/2001                                 28,200        28,196
General Electric Capital Corp.
     5.120% due 04/03/2001                                 15,500        15,498
Swedbank, Inc.
     4.900% due 08/23/2001                                  4,300         4,218
Williams Cos., Inc.
     7.231% due 04/10/2001                                  6,200         6,202
                                                                     ----------
                                                                         54,114
                                                                     ----------
U.S. Treasury Bills 0.3%
     5.015% due 05/17/2001 (b)                             10,460        10,394
                                                                     ----------
Total Short-Term Instruments                                             64,508
(Cost $64,504)                                                       ----------

Total Investments (a) 201.3%                                         $7,001,384
(Cost $6,862,875)

Other Assets and Liabilities (Net) (101.3%)                          (3,524,106)
                                                                     ----------

Net Assets 100.0%                                                    $3,477,278
                                                                     ----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $6,862,960 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $  145,968

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (7,544)
                                                                     ----------

Unrealized appreciation-net                                          $  138,424
                                                                     ----------

(b) Securities with an aggregate market value of $8,687 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                          # of       Unrealized
Type                                                 Contracts   (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (06/2001)                       103   $          (25)
                                                                 --------------

40 PIMCO Funds See accompanying notes

(c) Swap agreements outstanding at March 31, 2001:

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers
Exp. 07/15/2003                                       $  5,000   $         (235)

Receive floating rate based on 3-month LIBOR plus 1.000% and pay to the counterparty the notional amount of $15,000 in exchange for shares of Nabors Industries, Inc. due 6/20/2020 when the convertible debentures mature.

Broker: Morgan Stanley
Exp. 06/20/2003                                          9,126             (347)

Receive floating rate based on 3-month LIBOR plus 1.100% and pay a fixed rate equal to 0.000% prior to Option Exercise Date and 2.500% after Option Exercise Date.

Broker: Bear Stearns
Exp. 06/20/2003                                         20,321             (801)

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/15/2006                                         26,300              591

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/15/2006                                        361,600             (179)

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/15/2011                                        108,000             (846)
                                                                     -----------
                                                                     $   (1,817)
                                                                     -----------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Reverse repurchase agreements were entered into on various days paying various interest rates. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                                     Maturity         Value
--------------------------------------------------------------------------------
Entered into on March 26, 2001 paying interest at 4.875%
Fannie Mae 7.027%                                      01/01/2030    $   12,378
Fannie Mae 7.382%                                      05/01/2030        19,705
Fannie Mae 7.458%                                      03/01/2030        16,764
Freddie Mac 6.831%                                     12/01/2029         9,665
Freddie Mac 7.480%                                     07/01/2028        14,604
Government National Mortgage Assn. 6.500%              06/20/2030        12,037
Government National Mortgage Assn. 6.500%              04/20/2030        60,518
Government National Mortgage Assn. 6.500%              05/20/2030        41,969
Government National Mortgage Assn. 7.000%              04/20/2030        12,554
Government National Mortgage Assn. 7.000%              06/20/2030        56,830
Government National Mortgage Assn. 7.000%              07/20/2030       127,459
Government National Mortgage Assn. 7.000%              05/20/2030        27,468
Government National Mortgage Assn. 7.375%              05/20/2026        12,647
Government National Mortgage Assn. 7.500%              08/20/2030        19,905
Government National Mortgage Assn. 7.500%              11/20/2029         9,217
Government National Mortgage Assn. 7.500%              07/20/2030         6,131
Government National Mortgage Assn. 7.625%              10/20/2023        12,172
Government National Mortgage Assn. 7.625%              10/20/2024        12,882
Government National Mortgage Assn. 7.750%              08/20/2023        15,345

Entered into on March 27, 2001 paying interest at 5.000%
Bear Stearns Mortgage Securities Inc. 7.000%           01/25/2028        14,072
Centex Home Equity 7.540%                              10/25/2030        30,006
Centex Home Equity 7.990%                              10/25/2030        15,528
Countrywide Home Loans 6.030%                          12/25/2030        16,366
Fannie Mae 6.250%                                      12/25/2013        13,974
GE Capital Mtg Services, Inc. 6.500%                   11/25/2023        16,985
Government National Mortgage Assn. 6.500%              08/20/2029        13,967
Morgan Stanley Dean Witter Capital 7.500%              07/15/2010        27,609
Nationslink Funding Corporaton 6.654%                  02/10/2006        26,827
Nationslink Funding Corporaton 7.181%                  12/20/2006        24,563
Pegasus Aviation Lease Securitization 6.115%           03/25/2015        27,276
Residential Funding Mortgage Securities 7.980%         09/25/2030        16,544

Entered into on March 30, 2001 paying interest at 4.990%
Fannie Mae 7.910%                                      11/01/2029        26,069

Entered into on March 30, 2001 paying interest at 5.030%
PNC Mortgage Securities Corp. 6.213%                   12/25/2030        49,629
                                                                     ----------
                                                                     $  819,665
                                                                     -----------
(f) Principal amount of the security is adjusted for inflation.

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Subject to financing transaction.

(i) Security becomes interest bearing at a future date.

(j) Restricted security.

(k) Security is in default.

                                    2001 Annual Report See accompanying notes 41

Schedule of Investments

Asset-Backed Securities Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 40.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 7.0%
Asset Securitization Corp.
     7.378% due 08/13/2029                             $      750    $      800
Bear Stearns Mortgage Securities, Inc.
     7.750% due 06/25/2027                                    932           938
Residential Asset Securities Corp.
     6.750% due 07/25/2029                                     14            13
Starwood Asset Receivables Trust
     6.050% due 01/25/2004 (b)                              1,000         1,005
Starwood Commercial Mortgage Trust
     6.920% due 02/03/2009                                  1,000         1,015
                                                                     ----------
                                                                          3,771
                                                                     ----------
Fannie Mae 13.1%
     6.160% due 06/01/2008                                  1,000         1,010
     6.930% due 10/01/2021                                  1,000           988
     7.000% due 05/14/2031                                  5,000         5,053
                                                                     ----------
                                                                          7,051
                                                                     ----------
Government National Mortgage Association 17.0%
     7.000% due 04/23/2031                                  7,000         7,109
     7.500% due 04/23/2031                                  1,000         1,025
     8.000% due 05/21/2031                                  1,000         1,032
                                                                     ----------
                                                                          9,166
                                                                     ----------
Stripped Mortgage-Backed Securities 3.7%
Residential Funding Mortgage Securities II (IO)
    10.000% due 09/25/2003                                  9,000         2,013
                                                                     ----------
Total Mortgage-Backed Securities                                         22,001
(Cost $21,858)                                                       ----------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 88.3%
--------------------------------------------------------------------------------
ABSC Long Beach Home Equity Loan Trust
     6.675% due 06/21/2030 (b)                              1,000         1,004
Access Financial Manufactured Housing Contract Trust
     7.650% due 05/15/2021                                  1,000           898
Advanta Business Card Master Trust
     6.457% due 04/20/2008 (b)                              1,200         1,219
ANRC Auto Owner Trust
     6.940% due 04/17/2006                                    440           456
Bayview Financial Acquisition Trust
     6.280% due 11/25/2030 (b)                              1,000         1,000
Capital Asset Research Funding LP
     6.400% due 12/15/2004                                  2,595         2,598
Chase Funding Mortgage Loan Asset-Backed Certificates
     6.850% due 10/25/2030 (b)                              2,000         1,982
CNH Equipment Trust
     7.140% due 09/15/2007                                  1,061         1,096
Conseco Finance
     7.670% due 02/15/2016                                    500           515
     7.800% due 05/15/2020                                    150           157
     8.410% due 12/15/2025                                  2,000         2,107
     9.290% due 12/15/2029                                  1,000         1,058
     6.318% due 03/15/2030 (b)                              1,000         1,000
    10.210% due 02/01/2032                                  1,000         1,039
Conseco Finance Securitizations Corp.
     8.310% due 05/01/2032                                  2,115         2,285
Contimortgage Home Equity Loan Trust
     7.280% due 04/25/2014                                  1,000         1,030
Denver Arena Trust
     6.940% due 11/15/2019                                    906           871
Embarcadero Aircraft Securitization Trust
     6.980% due 08/15/2025 (b)                              1,250         1,249
Fingerhut Master Trust
     5.963% due 02/15/2005 (b)                                700           698
     6.518% due 02/15/2007 (b)                                700           694
First International Bank
     9.118% due 03/15/2027 (b)                                990           990
Fleet Credit Card Master Trust II
     6.443% due 05/15/2008 (b)                              1,000         1,000
Fleetwood Credit Corp.
     6.550% due 05/15/2011                                    822           834
General Electric Capital Mortgage Services, Inc.
     7.200% due 04/25/2029                                    973           933
Green Tree Financial Corp.
     7.230% due 03/15/2028                                    500           480
     7.550% due 01/15/2029                                    649           652
     6.920% due 12/01/2030                                  1,000           966
     7.060% due 02/01/2031                                  1,000           956
     7.860% due 04/01/2031                                    500           512
Green Tree Home Equity Loan Trust
     7.650% due 04/15/2027                                    290           298
HFC Revolving Home Equity Loan
     5.830% due 08/20/2016 (b)                                155           155
IMPAC Secured Assets CMN Owner Trust
     7.770% due 07/25/2025                                  1,000         1,023
Indymac Home Equity Loan Asset-Backed Trust
     7.006% due 12/25/2031 (b)                              1,500         1,501
Irwin Home Equity
     7.960% due 05/25/2012                                  2,000         2,086
Keystone Owner Trust
     8.500% due 01/25/2029                                  1,000           954
Long Beach Acceptance Auto Grantor Trust
     6.190% due 01/25/2004                                     76            76
MBNA Master Credit Card Trust
     6.350% due 11/15/2005                                  1,200         1,216
Nextcard Credit Card Master Note Trust
     6.810% due 12/15/2006 (b)                                700           700
NPF XII, Inc.
      6.006% due 03/01/2004 (b)                             2,000         2,000
Oakwood Mortgage Investors, Inc.
    10.383% due 03/15/2031 (b)                                500           500
Origen Manufactured Housing
     7.650% due 03/15/2032                                  2,000         2,010
Residential Asset Mortgage Products, Inc.
     8.360% due 06/25/2030                                  1,500         1,583
UCFC Home Equity Loan
     5.865% due 10/15/2028 (b)                                265           264
UCFC Manufactured Housing Contract
     7.900% due 01/15/2028                                  1,000           565
Vanderbilt Mortgage Finance
     7.900% due 02/07/2026                                  1,200         1,278
     8.040% due 12/07/2030                                  1,000         1,028
                                                                     ----------
Total Asset-Backed Securities                                            47,516
(Cost $46,194)                                                       ----------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 1.4%
--------------------------------------------------------------------------------
Commercial Paper 1.1%
General Electric Capital Corp.
     5.410% due 04/03/2001                                    600           600
                                                                     ----------
Repurchase Agreement 0.3%
State Street Bank
     4.600% due 04/02/2001                                    137           137
     (Dated 03/30/2001. Collateralized by
     Freddie Mac 5.300% due 09/12/2003
     valued at $141. Repurchase proceeds are $137.)
                                                                     ----------
Total Short-Term Instruments                                                737
(Cost $737)                                                          ----------

Total Investments (a) 130.5%                                         $   70,254
(Cost $68,789)

Other Assets and Liabilities (Net) (30.5%)                              (16,432)
                                                                     ----------

Net Assets 100.0%                                                    $   53,822
                                                                     ----------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $68,783 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $    1,492

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (21)
                                                                     ----------

Unrealized appreciation-net                                          $    1,471
                                                                     ----------

(b) Variable rate security. The rate listed is as of March 31, 2001.

42 PIMCO Funds See accompanying notes

Schedule of Investments

Real Return Bond Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 24.4%
--------------------------------------------------------------------------------
Banking & Finance 17.4%
Allstate Financial Global Funding
     7.125% due 09/26/2005                             $    2,500    $    2,633
Associates Corp. of North America
     5.660% due 05/08/2003 (d)                                500           501
Atlas Reinsurance PLC
     9.071% due 04/04/2003 (d)                                740           740
Countrywide Home Loans
     5.036% due 03/22/2002 (d)                              4,000         3,999
Dime Bancorp, Inc.
     7.000% due 07/25/2001                                  5,400         5,413
First Union Corp.
     7.550% due 08/18/2005                                  2,500         2,652
Ford Motor Credit Co.
     5.190% due 06/20/2003 (d)                              3,500         3,497
     6.850% due 08/27/2006 (d)                              1,000         1,000
General Motors Acceptance Corp.
     7.035% due 07/21/2003 (d)                              3,000         3,004
MBNA Corp.
     5.435% due 12/10/2002 (d)                                500           492
Morgan Stanley, Dean Witter & Co.
     5.722% due 01/28/2002 (d)                              1,000         1,002
National Australia Bank Ltd.
     7.315% due 05/19/2010 (d)                                200           201
National Rural Utilities Cooperative Finance Corp.
     5.721% due 08/13/2002 (d)                              2,000         2,000
Prudential Funding Corp.
     6.375% due 07/23/2006                                  1,000         1,013
Qwest Capital Funding, Inc.
     6.316% due 07/08/2002 (d)                              3,000         3,004
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002                                  5,299         5,328
                                                                     ----------
                                                                         36,479
                                                                     ----------
Industrials 1.3%
Enron Corp.
     5.510% due 09/10/2001 (d)                                500           500
Fred Meyer, Inc.
     7.375% due 03/01/2005                                  1,000         1,048
Petroleos Mexicanos
     9.500% due 09/15/2027                                    600           629
Waste Management, Inc.
     7.100% due 08/01/2026                                    500           507
                                                                     ----------
                                                                          2,684
                                                                     ----------
Utilities 5.7%
Appalachian Power Co.
     5.360% due 06/27/2001 (d)                              1,000         1,000
British Telecommunications PLC
     6.078% due 12/15/2003 (d)                              3,600         3,601
Commonwealth Edison Co.
     6.901% due 09/30/2002 (d)                              1,000         1,001
Entergy Gulf States, Inc.
     6.303% due 06/02/2003 (d)                                500           501
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (d)(i)                           3,000         2,475
Scana Corp.
     6.328% due 07/15/2002 (d)                                700           701
Southern California Edison Co.
     7.725% due 05/01/2002 (d)                              2,000         1,630
Sprint Capital Corp.
     6.927% due 06/10/2002 (d)                                250           250
Vodafone Group PLC
     5.080% due 12/19/2001 (d)                                250           250
WorldCom, Inc.
     6.920% due 11/26/2001 (d)                                500           499
                                                                     ----------
                                                                         11,908
                                                                     ----------
Total Corporate Bonds & Notes                                            51,071
(Cost $51,361)                                                       ----------

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.8%
--------------------------------------------------------------------------------
Florida 0.8%
Tampa, Florida Guaranteed Entitlement Revenue
(AMPAC Insured) 6.000% due 10/01/2004                  $    1,515    $    1,630
                                                                     ----------
Total Municipal Bonds & Notes                                             1,630
(Cost $1,574)                                                        ----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 127.6%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (f)
     3.625% due 07/15/2002 (e)                             51,167        52,175
     3.375% due 01/15/2007                                 48,799        49,333
     3.625% due 01/15/2008 (e)                             59,655        61,053
     3.875% due 01/15/2009                                 45,734        47,564
     3.625% due 04/15/2028                                 17,354        17,696
     3.875% due 04/15/2029                                 36,161        38,602
                                                                     ----------
Total U.S. Treasury Obligations                                         266,423
(Cost $258,635)                                                      ----------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 3.9%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 3.7%
Bear Stearns Adjustable Rate Mortgage Trust
     7.638% due 11/25/2030 (d)                              4,754         4,775
Freddie Mac
     7.000% due 10/15/2030                                  2,000         2,046
GMAC Commercial Mortgage Asset Corp.
     5.307% due 06/01/2005 (d)                                987           987
                                                                     ----------
                                                                          7,808
                                                                     ----------
Fannie Mae 0.2%
     8.068% due 09/01/2018 (d)                                352           360
                                                                     ----------
Total Mortgage-Backed Securities                                          8,168
(Cost $8,105)                                                        ----------

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.5%
--------------------------------------------------------------------------------
Industrial 0.5%
Waste Management, Inc.
     4.000% due 02/01/2002                                  1,000           970
                                                                     ----------
Total Convertible Bonds & Notes                                             970
(Cost $961)                                                          ----------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 12.2%
--------------------------------------------------------------------------------
Commercial Paper 11.3%
Fannie Mae
     4.700% due 05/16/2001                                    300           298
     4.685% due 09/06/2001                                  1,600         1,567
Federal Farm Credit Bank
     4.630% due 08/29/2001                                  1,100         1,078
General Electric Capital Corp.
     4.990% due 04/03/2001                                  4,000         3,999
     4.900% due 04/25/2001                                  4,800         4,786
Halifax PLC
     5.010% due 08/08/2001                                    300           295
     5.080% due 08/08/2001                                    200           197
National Rural Utilities Cooperative Finance Corp.
     5.180% due 05/24/2001                                    500           496
Reseau Ferre De France
     4.590% due 07/25/2001                                  2,500         2,461
SBC Communications, Inc.
     5.330% due 04/04/2001                                    500           500
Swedbank, Inc.
     4.930% due 04/25/2001                                  2,000         1,992
     5.060% due 08/08/2001                                    100            98
     4.890% due 08/08/2001                                  2,000         1,965
UBS Finance, Inc.
     5.830% due 06/06/2001                                    100            99
     5.040% due 08/02/2001                                  1,500         1,475
     5.070% due 08/08/2001                                    400           393
     4.820% due 08/15/2001                                  2,000         1,964
                                                                     ----------
                                                                         23,663
                                                                     ----------

                                    2001 Annual Report See accompanying notes 43

Real Return Bond Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
Repurchase Agreement 0.8%
State Street Bank
     4.600% due 04/02/2001                             $    1,663    $    1,663
     (Dated 03/30/2001. Collateralized by                            ----------
     Freddie Mac 6.680% due 12/28/2001
     valued at $1,696. Repurchase proceeds are $1,664.)

U.S. Treasury Bills 0.1%
     2.986% due 05/17/2001 (b)(c)                             270           268
                                                                     ----------
Total Short-Term Instruments                                             25,594
(Cost $25,596)                                                       ----------

Total Investments (a) 169.4%                                         $  353,856
(Cost $346,232)

Other Assets and Liabilities (Net) (69.4%)                             (145,024)
                                                                     ----------

Net Assets 100.0%                                                    $  208,832
                                                                     ----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $346,301 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $    8,467

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (912)
                                                                     ----------

Unrealized appreciation-net                                          $    7,555
                                                                     ----------

(b) Securities with an aggregate market value of $268 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2001)                          25  $          (20)
10 Year Agency June Futures (06/2001)                        64              11
United Kingdom 90 Day LIBOR Futures (09/2002)                12              (0)
                                                                 --------------
                                                                 $           (9)
                                                                 --------------

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Subject to financing transaction.

(f) Principal amount of the security is adjusted for inflation.

(g) Foreign forward currency contracts outstanding at March 31, 2001:

                                 Principal
                                    Amount
                                Covered by         Settlement        Unrealized
Type            Currency          Contract              Month    (Depreciation)
--------------------------------------------------------------------------------
Buy                   N$                81            04/2001    $           (1)
                                                                 --------------

(h) Principal amount denoted in indicated currency:

     N$ - New Zealand Dollar

(i) Security is in default.

44 PIMCO Funds See accompanying notes

Schedule of Investments

International Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
AUSTRALIA (e)(f) 0.6%
--------------------------------------------------------------------------------
General Motors Acceptance Corp.
     4.849% due 03/25/2002 (d)                        EC   14,300    $   12,548
National Australia Bank Ltd.
     6.035% due 05/19/2010 (d)                         $      310           312
Registered Australian Mortgage Securities
     5.138% due 09/26/2032 (d)                        EC    4,171         3,669
Torrens Trust
     5.424% due 07/15/2031 (d)                         $    5,471         5,471
                                                                     ----------
Total Australia                                                          22,000
(Cost $23,920)                                                       ----------

--------------------------------------------------------------------------------
AUSTRIA (e)(f) 0.4%
--------------------------------------------------------------------------------
Republic of Austria
     5.500% due 01/15/2010                            EC   17,720        16,142
                                                                     ----------
Total Austria                                                            16,142
(Cost $15,414)                                                       ----------

--------------------------------------------------------------------------------
BELGIUM (e)(f) 0.2%
--------------------------------------------------------------------------------
Kingdom of Belgium
     7.500% due 07/29/2008 (j)                        EC    6,600         6,707
                                                                     ----------
Total Belgium                                                             6,707
(Cost $7,102)                                                        ----------

--------------------------------------------------------------------------------
CANADA (e) 0.1%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
     6.350% due 04/01/2002                            C$    4,070         2,616
                                                                     ----------
Total Canada                                                              2,616
(Cost $2,815)                                                        ----------

--------------------------------------------------------------------------------
CAYMAN ISLANDS (e)(f) 0.4%
--------------------------------------------------------------------------------
International Credit Recovery-Japan
     0.746% due 08/25/2005 (d)                        EC  110,000           876
     0.863% due 08/25/2005                                515,011         4,103
MBNA American Euro
     4.887% due 05/19/2004 (d)                             10,600         9,312
                                                                     ----------
Total Cayman Islands                                                     14,291
(Cost $16,949)                                                       ----------

--------------------------------------------------------------------------------
CROATIA (e)(f) 0.0%
--------------------------------------------------------------------------------
Republic of Croatia
     7.000% due 03/28/2005                            EC    1,840         1,664
                                                                     ----------
Total Croatia                                                             1,664
(Cost $1,766)                                                        ----------

--------------------------------------------------------------------------------
DENMARK (e)(f) 0.0%
--------------------------------------------------------------------------------
BG Bank
     6.272% due 11/24/2007 (d)                        EC    1,200         1,090
                                                                     ----------
Total Denmark                                                             1,090
(Cost $1,135)                                                        ----------

--------------------------------------------------------------------------------
FRANCE (e)(f) 3.3%
--------------------------------------------------------------------------------
Axa
     2.500% due 01/01/2014                            EC    1,385         1,207
Compagnie Financiere de CIC-UE
     6.379% due 10/29/2049 (d)                         $    3,700         3,608
Republic of France
     4.000% due 04/25/2009                            EC   56,780        47,654
     3.000% due 07/25/2009                                  3,809         3,247
     4.000% due 10/25/2009 (j)                             73,390        60,700
     5.500% due 04/25/2010                                  3,030         2,803
                                                                     ----------
Total France                                                            119,219
(Cost $122,187)                                                      ----------

--------------------------------------------------------------------------------
GERMANY (e)(f) 47.7%
--------------------------------------------------------------------------------
Depfa Pfandbriefbank
     4.750% due 07/15/2008                            EC    1,990    $    1,722
     5.750% due 03/04/2009                                  2,020         1,856
     5.250% due 07/15/2011 (j)                             17,500        15,402
Hypothekenbank in Essen AG
     5.500% due 02/20/2007                                 35,590        32,251
Landesbank Baden-Wuerttemberg AG
     5.500% due 04/02/2007                                 47,620        43,262
Republic of Germany
     4.125% due 07/04/2008 (j)                            156,160       133,459
     4.500% due 07/04/2009 (j)                            726,830       630,253
     5.375% due 01/04/2010 (j)                            441,810       409,573
     5.250% due 07/04/2010                                357,500       327,845
     5.250% due 01/04/2011                                100,170        91,846
     6.500% due 07/04/2027 (j)                              3,330         3,367
Rheinische Hypothekenbank AG
     4.250% due 09/24/2008                                 13,780        11,502
WestDeutsche Landersbank
     4.750% due 09/28/2007                                  8,880         7,741
                                                                     ----------
Total Germany                                                         1,710,079
(Cost $1,784,796)                                                    ----------

--------------------------------------------------------------------------------
GREECE(e)(f) 0.8%
--------------------------------------------------------------------------------
Hellenic Finance
     2.000% due 07/15/2003                            EC    2,400         2,114
Hellenic Republic
     6.938% due 06/06/2001 (d)                         $   16,300        16,322
     7.850% due 05/19/2003 (d)                        GD    3,228         2,922
     7.890% due 06/17/2003 (d)                              4,730         4,309
     7.080% due 10/23/2003 (d)                              2,085         1,924
                                                                     ----------
Total Greece                                                             27,591
(Cost $31,919)                                                       ----------

--------------------------------------------------------------------------------
ITALY (e)(f) 6.3%
--------------------------------------------------------------------------------
Finmeccanica SpA
     2.000% due 06/08/2005                            EC    2,687         2,292
First Italian Auto Transaction
     5.139% due 07/01/2008 (d)                             30,000        26,402
International Credit Recovery
     5.602% due 03/15/2010 (d)                              4,400         3,874
Island Finance
     5.404% due 03/30/2015 (d)                              8,556         7,561
Republic of Italy
     5.750% due 09/15/2002 (j)                             29,900        26,820
     4.750% due 07/01/2005 (j)                             26,970        23,882
     7.750% due 11/01/2006 (j)                             19,400        19,529
     4.500% due 05/01/2009 (j)                             91,390        77,823
     4.250% due 11/01/2009                                 10,580         8,827
     5.500% due 11/01/2010 (j)                             31,690        28,728
                                                                     ----------
Total Italy                                                             225,738
(Cost $228,785)                                                      ----------

--------------------------------------------------------------------------------
JAPAN (e)(f) 0.2%
--------------------------------------------------------------------------------
Government of Japan
     0.900% due 12/22/2008 (d)                        JY  175,000         1,385
Government of Japan Ten-Year Bond
     2.600% due 03/20/2007 (j)                            276,000         2,440
SHL Corp.Ltd.
     1.331% due 12/25/2024 (d)                            152,000         1,211
     1.031% due 12/25/2024 (d)                            180,459         1,438
                                                                     ----------
Total Japan                                                               6,474
(Cost $6,906)                                                        ----------

--------------------------------------------------------------------------------
MEXICO (e)(f) 0.3%
--------------------------------------------------------------------------------
United Mexican States
     5.000% due 09/30/2002                            JY1,194,000         9,885
                                                                     ----------
Total Mexico                                                              9,885
(Cost $11,662)                                                       ----------


                                    2001 Annual Report See accompanying notes 45

International Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
NETHERLANDS (e)(f) 0.9%
--------------------------------------------------------------------------------
Koninklijke Ahold NV
     5.013% due 06/13/2001 (d)                        EC   14,000    $   12,310
     4.000% due 05/19/2005                             $    1,000         1,048
Unilever NV
     4.830% due 09/17/2001 (d)                        EC   19,750        17,296
                                                                     ----------
Total Netherlands                                                        30,654
(Cost $29,985)                                                       ----------

--------------------------------------------------------------------------------
NEW ZEALAND (e)(f) 0.6%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
     4.500% due 02/15/2016                            N$   52,110        23,091
                                                                     ----------
Total New Zealand                                                        23,091
(Cost $31,304)                                                       ----------

--------------------------------------------------------------------------------
POLAND (e) 0.6%
--------------------------------------------------------------------------------
Republic of Poland
     6.000% due 07/18/2001                            PZ   88,000        20,492
                                                                     ----------
Total Poland                                                             20,492
(Cost $19,501)                                                       ----------

--------------------------------------------------------------------------------
SOUTH KOREA (e)(f) 1.8%
--------------------------------------------------------------------------------
Export-Import Bank Korea
     5.078% due 03/20/2002 (d)                        DM    4,900         2,183
Hansol Paper Co. Ltd.
     8.943% due 05/24/2001 (d)                         $    2,000         2,020
KBC Bank Fund Trust IV
     8.220% due 11/29/2049                            EC    3,130         2,896
Korea Development Bank
     4.885% due 05/14/2001 (d)                        DM    5,430         2,441
     2.770% due 05/21/2001                            JY1,400,000        11,187
     2.450% due 09/10/2001                              1,280,000        10,239
     1.875% due 02/13/2002                              2,561,000        20,475
     2.700% due 08/16/2002                              1,007,000         8,079
     4.700% due 03/18/2004                                780,000         6,771
                                                                     ----------
Total South Korea                                                        66,291
(Cost $72,416)                                                       ----------

--------------------------------------------------------------------------------
SPAIN (e)(f) 1.7%
--------------------------------------------------------------------------------
Kingdom of Spain
     4.950% due 07/30/2005                            EC   25,030        22,374
     5.150% due 07/30/2009                                 42,400        37,970
                                                                     ----------
Total Spain                                                              60,344
(Cost $62,096)                                                       ----------

--------------------------------------------------------------------------------
SUPRANATIONAL (e)(f) 0.3%
--------------------------------------------------------------------------------
European Investment Bank
     5.500% due 12/07/2009                            BP    2,300         3,296
International Bank for Reconstruction & Development
     7.250% due 04/09/2001                            N$   22,372         9,023
                                                                     ----------
Total Supranational                                                      12,319
(Cost $14,876)                                                       ----------

--------------------------------------------------------------------------------
TUNISIA (e)(f) 0.1%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
     7.500% due 08/06/2009                            EC    2,800         2,552
                                                                     ----------
Total Tunisia                                                             2,552
(Cost $2,847)                                                        ----------

--------------------------------------------------------------------------------
UNITED KINGDOM (e)(f) 3.2%
--------------------------------------------------------------------------------
Abbey National Treasury Service PLC
     7.625% due 12/30/2002                            BP    5,270         7,745
BG Transco Holdings PLC
     7.057% due 12/14/2009 (d)                              5,230         7,394
British Telecom PLC
     4.804% due 07/27/2001 (d)                        EC   26,500        23,299
     4.992% due 09/25/2001 (d)                              3,500         3,076
Core
     4.903% due 01/16/2006 (d)                        DM    3,046    $    1,355
Halifax Group Euro Finance
     7.627% due 12/29/2049                            EC    6,000         5,568
Haus Ltd.
     5.076% due 12/10/2037                                 10,600         9,331
     5.124% due 12/10/2037 (d)                             12,800        11,266
Holmes
     5.166% due 12/15/2025                                 12,624        11,106
Holmes Financing PLC
     5.859% due 07/15/2017 (d)                         $    2,860         2,861
Lehman Brothers Holdings, Inc.
     5.403% due 06/23/2004 (d)                        EC    3,000         2,642
Lloyds TSB Bank PLC
     7.000% due 11/29/2049 (d)                         $    1,100           887
Lloyds TSB Capital
     7.375% due 02/07/2049 (d)                        EC    9,250         8,543
SCCR Series 1 Ltd.
     6.504% due 04/15/2032 (d)                        BP      154           218
     5.373% due 12/15/2031 (d)                              7,096         6,256
United Kingdom Gilt
     5.750% due 12/07/2009 (j)                              9,730        14,694
                                                                     ----------
Total United Kingdom                                                    116,241
(Cost $121,603)                                                      ----------

--------------------------------------------------------------------------------
UNITED STATES (e)(f) 69.3%
--------------------------------------------------------------------------------
Asset-Backed Securities 5.7%
Advanta Mortgage Loan Trust
     5.425% due 11/25/2029 (d)                         $    2,472         2,474
AESOP Funding II LLC
     5.830% due 11/20/2006 (d)                             11,200        11,141
AFC Home Equity Loan Trust
     5.270% due 03/25/2027 (d)                              2,690         2,691
Amresco Residential Securities Mortgage Loan Trust
     6.000% due 06/25/2029 (d)                              7,526         7,555
Argentina Funding Corp.
     5.840% due 05/20/2003 (d)                              2,000         2,005
Banc One Auto Grantor Trust
     6.270% due 11/20/2003                                    140           141
Banc One Home Equity Trust
     6.460% due 06/25/2029                                    156           155
Bayview Financial Acquisition Trust
     5.920% due 11/25/2030 (d)                             10,100        10,100
Champion Home Equity Loan Trust
     8.033% due 02/25/2028 (d)                              2,194         2,239
Charter Financial, Inc.
     6.590% due 02/25/2002                                  1,292         1,295
Chase Manhattan Grantor Trust
     6.610% due 09/15/2002                                     51            52
Conseco Finance
     6.273% due 12/15/2029 (d)                                335           335
     5.534% due 12/15/2029 (d)                              2,262         2,270
Contimortgage Home Equity Loan Trust
     6.420% due 04/25/2014                                    174           174
CS First Boston Mortgage Securities Corp.
     5.424% due 12/15/2030 (d)                              9,605         9,615
Duck Auto Grantor Trust
     6.760% due 04/15/2005                                 22,370        22,758
GMAC Mortgage Corp. Loan Trust
     5.256% due 11/18/2015 (d)                              7,421         7,427
Green Tree Financial Corp.
     6.800% due 10/15/2027                                    341           342
Green Tree Home Equity Loan Trust
     6.290% due 09/15/2030                                    830           832
Long Beach Mortgage Loan Trust
     5.240% due 01/21/2031 (d)                             19,634        19,652
Metris Master Trust
     5.658% due 04/20/2006 (d)                              2,500         2,518
MLCC Mortgage Investors, Inc.
     5.949% due 03/15/2025 (d)                             11,126        11,169
Nissan Auto Receivables Grantor Trust
     5.450% due 04/15/2004                                    433           434

46 PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

Novastar Home Equity Loan
     5.325% due 04/25/2028 (d)                         $   13,158    $   13,001
Provident Bank Equipment Lease Trust
     5.830% due 11/25/2011 (d)                             10,566        10,566
Providian Gateway Master Trust
     5.380% due 03/15/2007 (d)                             15,600        15,600
Providian Home Equity Loan Trust
     5.340% due 06/25/2025 (d)                              1,432         1,434
PSB Lending Home Loan Owner Trust
     6.830% due 05/20/2018                                    402           405
Residential Asset Securities Corp.
     5.770% due 12/25/2031 (d)                              1,168         1,170
SallieMae
     5.979% due 10/25/2004 (d)                                656           656
     7.024% due 04/25/2007 (d)                              1,146         1,146
     6.780% due 10/25/2007 (d)                              4,400         4,392
Salomon Brothers Mortgage Securities VII
     5.390% due 02/25/2030 (d)                             15,342        15,382
     5.584% due 11/15/2029 (d)                              9,378         9,418
Sovereign Bank Home Equity Loan
     7.260% due 02/25/2015                                  1,908         1,926
United Panama Mortgage Loan Asset Backed
     5.500% due 10/25/2029 (d)                             10,973        10,977
                                                                     ----------
                                                                        203,447
                                                                     ----------
Corporate Bonds & Notes 14.9%
Associates Corp. of North America
     5.660% due 05/08/2003 (d)                              3,720         3,726
Associates First Capital Corp.
     5.810% due 01/25/2031 (d)                             22,546        22,546
AT&T Capital Corp.
     5.881% due 04/23/2002 (d)                              4,500         4,511
Bank of America Corp.
     5.975% due 08/01/2002 (d)                              3,000         3,001
Bear Stearns Co., Inc.
     5.640% due 05/07/2002 (d)                                600           600
     6.125% due 02/01/2003                                  1,129         1,139
     5.210% due 03/28/2003 (d)                              7,170         7,168
CIT Group, Inc.
     5.190% due 09/13/2002 (d)                              3,000         2,991
Coastal Corp.
     5.554% due 03/06/2002 (d)                             10,000        10,000
DaimlerChrysler North America Holding Corp.
     5.790% due 12/16/2002 (d)                              4,600         4,581
     5.720% due 08/16/2004 (d)                              1,600         1,560
     7.250% due 01/18/2006                                  3,190         3,274
Donaldson, Lufkin & Jenrette, Inc.
     6.023% due 04/25/2003 (d)                              4,140         4,142
     6.259% due 07/18/2003 (d)                             40,600        40,721
DQE Capital Corp.
     6.179% due 01/15/2002 (d)                              1,400         1,401
Enron Corp.
     5.510% due 09/10/2001 (d)                              3,500         3,503
Finova Capital Corp.
     6.040% due 11/08/2002 (d)                              5,260         4,319
     6.316% due 04/08/2003 (d)                              2,900         2,378
Ford Motor Credit Co.
     5.030% due 07/13/2001 (d)                             13,312        13,309
     6.093% due 03/19/2002 (d)                              7,100         7,085
     5.939% due 07/16/2002 (d)                                600           600
     5.133% due 03/17/2003 (d)                              7,100         7,047
     5.323% due 06/02/2003 (d)                              2,030         2,027
     6.826% due 06/20/2003 (d)                             10,000         9,991
     1.000% due 12/22/2003                            JY   44,000           351
     6.089% due 07/19/2004 (d)                         $   23,500        23,345
     1.200% due 02/07/2005                            JY  458,000         3,644
     5.353% due 06/30/2005 (d)                         $    7,900         7,808
     5.400% due 08/27/2006 (d)                              7,900         7,900
General Motors Acceptance Corp.
     5.723% due 04/29/2002 (d)                                900           901
     0.299% due 07/26/2002 (d)                        JY  341,000         2,699
     5.548% due 02/14/2003 (d)                         $    7,000         6,974
     5.750% due 03/22/2004 (d)                                900           900
     6.536% due 04/05/2004 (d)                             36,460        35,940
     6.536% due 04/05/2004 (d)                              1,160         1,143
     5.999% due 07/21/2004 (d)                             14,100        13,973
     6.875% due 09/09/2004                            BP    6,650         9,836
     5.500% due 02/20/2005                            EC   16,900        14,941
Gold Eagle Capital Ltd.
     8.629% due 06/15/2001 (d)                         $    7,000         7,002
Goldman Sachs Group, Inc.
     5.350% due 12/07/2001 (d)                             10,000        10,021
Heller Financial, Inc.
     5.116% due 06/25/2001 (d)                              1,500         1,501
     6.500% due 07/22/2002                                 10,700        10,857
Household Finance Corp.
     5.773% due 08/06/2002 (d)                                820           822
Kroger Co.
     6.340% due 06/01/2001                                  1,210         1,211
Lehman Brothers Holdings, Inc.
     5.776% due 04/02/2002 (d)                              3,450         3,472
     6.186% due 07/08/2002 (d)                              4,300         4,303
     6.479% due 07/15/2002 (d)                              6,800         6,846
     5.580% due 08/06/2002 (d)                              3,600         3,602
     5.389% due 09/03/2002 (d)                              1,000         1,000
     5.610% due 12/12/2002 (d)                             17,900        17,973
     5.240% due 04/04/2003 (d)                              9,200         9,214
MBNA Corp.
     5.610% due 08/07/2001 (d)                                500           500
Merrill Lynch & Co.
     5.605% due 11/01/2001 (d)                              9,910         9,921
     5.006% due 06/24/2003 (d)                              2,100         2,099
Morgan Stanley, Dean Witter & Co.
     5.723% due 01/28/2002 (d)                             20,400        20,438
National Rural Utilities Cooperative Finance Corp.
     5.721% due 08/13/2002 (d)                              2,100         2,100
Pacific Gas & Electric Co.
     7.575% due 10/31/2001 (d)(k)                          19,600        16,170
Procter & Gamble Co.
     1.500% due 12/07/2005                            JY1,000,000         8,268
Protective Life Funding Trust
     6.089% due 01/17/2003 (d)                         $    2,100         2,104
Public Service Enterprise
     6.258% due 05/21/2002 (d)                             20,000        20,028
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002                                 13,467        13,540
     5.879% due 04/15/2002 (d)                              1,000         1,001
     6.204% due 10/21/2002 (d)                        BP    2,480         3,519
     5.629% due 02/11/2003 (d)                         $      400           401
     5.848% due 04/28/2003 (d)                                800           801
Scana Corp.
     5.910% due 02/08/2002 (d)                              2,810         2,814
Sierra Pacific Resources
     6.299% due 04/20/2002 (d)                                400           340
Sprint Capital Corp.
     6.850% due 06/24/2002 (d)                              1,500         1,501
Sprint Spectrum LP
     11.000% due 08/15/2006                                 6,845         7,289
Texas Utilities Corp.
     5.420% due 06/25/2001 (d)                             19,700        19,698
     7.389% due 09/24/2001 (d)                              4,300         4,288
Texas Utilities Electric Co.
     5.650% due 12/20/2002 (d)                              8,050         8,054
Transamerica Finance Corp.
     6.830% due 12/14/2001 (d)                              6,500         6,502
U.S. Bancorp
     5.755% due 02/03/2003 (d)                                600           602
Williams Cos., Inc.
     5.889% due 11/15/2001 (d)                             13,800        13,820
                                                                     ----------
                                                                        535,597
                                                                     ----------
Mortgage-Backed Securities 41.5%
Amortizing Residential Collateral Trust
     5.790% due 09/25/2030 (d)                              1,768         1,770
Bear Stearns Adjustable Rate Mortgage Trust
     7.499% due 12/25/2040 (d)                             18,664        18,830
CDC Depositor Trust I
     6.019% due 12/14/2001 (d)                              2,154         2,158
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                                  1,441         1,454

                                    2001 Annual Report See accompanying notes 47

International Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                             $      1,499   $     1,507
Countrywide Home Loans
   6.750% due 08/25/2028                                      620           622
Countrywide Mortgage Backed Securities, Inc.
   6.750% due 05/25/2024                                    1,032         1,038
Credit-Based Asset Servicing
   7.840% due 11/27/2031                                    5,810         5,886
Crusade Global Trust
   5.719% due 02/15/2030 (d)                               23,779        23,838
Fannie Mae
   7.000% due 01/01/2005                                    1,200         1,220
   8.800% due 01/25/2019                                    1,294         1,374
   7.000% due 02/25/2020                                    4,227         4,271
   7.000% due 09/25/2023                                      168           170
Freddie Mac
   5.250% due 01/15/2006                            EC      5,000         4,507
   5.919% due 07/15/2028 (d)                         $      1,750         1,750
   6.500% due 04/14/2029                                   12,000        11,959
General Electric Capital Mortgage Services, Inc.
   6.750% due 08/25/2029                                    5,191         5,227
Government National Mortgage Association
   7.500% due 01/15/2030-04/23/2031 (g)                 1,578,124       810,563
   7.000% due 04/20/2030-06/20/2030 (d)(g)                 86,415        47,870
   8.000% due 04/23/2031                                  198,500       204,890
   7.375% due 03/20/2022 (d)                                  487           494
   7.375% due 04/20/2022 (d)                                  433           441
   7.750% due 08/20/2022-09/20/2026 (d)(g)                 22,337        11,613
   7.625% due 11/20/2022 (d)                                1,247         1,279
   7.375% due 06/20/2023 (d)                                  945           962
   7.625% due 11/20/2023 (d)                                1,030         1,056
   7.625% due 10/20/2024 (d)                                3,095         3,173
   7.625% due 11/20/2024 (d)                                2,744         2,814
   7.625% due 11/20/2024 (d)                                4,627         4,744
   7.375% due 02/20/2025 (d)                                1,701         1,724
   7.375% due 04/20/2026 (d)                                  882           896
   7.375% due 05/20/2026 (d)                                1,554         1,578
   8.500% due 01/15/2030-04/23/2031 (g)                   440,343       229,007
J.P. Morgan Commercial Mortgage Finance Corp.
   5.444% due 04/15/2010 (d)                               11,868        11,867
Medallion Trust
   5.880% due 07/12/2031 (d)                               10,098        10,103
Nationslink Funding Corp.
   5.805% due 11/10/2030                                      483           483
   5.921% due 04/10/2007 (d)                                1,321         1,321
PNC Mortgage Securities Corp.
   6.013% due 12/25/2030 (d)                                1,484         1,487
Residential Accredit Loans, Inc.
   7.750% due 03/25/2030                                    3,071         3,109
Residential Funding Mortgage Securities I
   6.750% due 06/25/2028                                      765           767
Residential Funding Mortgage Securities, Inc.
   5.779% due 05/12/2032 (d)                               26,275        26,310
Salomon Brothers Mortgage Securities VII
   5.430% due 05/25/2029 (d)                                1,379         1,384
Sasco Floating Rate Commercial Mortgage Trust
   5.408% due 11/20/2001 (d)                                4,342         4,346
Saxon Mortgage Securities Corp.
   6.750% due 02/25/2024                                    2,263         2,278
Starwood Asset Receivables Trust
   5.350% due 08/25/2003 (d)                                1,702         1,703
Washington Mutual, Inc.
   7.175% due 01/25/2041 (d)                                9,349         9,638
   5.690% due 07/26/2003 (d)                                3,832         3,831
                                                                    -----------
                                                                      1,489,312
                                                                    -----------
U.S. Government Agencies 0.9%
Federal Home Loan Bank
   5.805% due 02/15/2002 (d)                               31,480        31,628
                                                                    -----------
U.S. Treasury Obligations 6.3%
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002 (b)                              199,990       203,928
U.S. Treasury Bonds
   8.750% due 08/15/2020                                   17,000        23,322
                                                                    -----------
                                                                        227,250
                                                                    -----------
Total United States                                                   2,487,234
(Cost $2,491,513)                                                   -----------

--------------------------------------------------------------------------------
   PURCHASED CALL OPTIONS 3.5%
--------------------------------------------------------------------------------
Republic of Germany (OTC)
   5.250% due 01/04/2011
   Strike @ 90.00 Exp. 04/03/2001                       1,000,000       124,715
                                                                    -----------
Total Purchased Call Options                                            124,715
(Cost $120,916)                                                     -----------

--------------------------------------------------------------------------------
   PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Republic of Germany (OTC)
   5.250% due 07/04/2010
   Strike @ 96.75 Exp. 04/06/2001                       1,000,000             0
Republic of Germany (OTC)
   5.375% due 01/04/2010
   Strike @ 97.89 Exp. 04/17/2001                         600,000             0
U.S. Treasury Bond (OTC)
   3.625% due 07/15/2002
   Strike @ 96.50 Exp. 04/30/2001                         136,380             0
                                                                    -----------
Total Purchased Put Options                                                   0
(Cost $216)                                                         -----------

--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 7.8%
--------------------------------------------------------------------------------
Commercial Paper 7.1%
Abbey National PLC
   4.870% due 05/02/2001                                    3,800         3,785
   4.700% due 09/05/2001                                    2,600         2,546
American Express Co.
   4.840% due 05/15/2001                                   20,500        20,381
Freddie Mac
   4.685% due 09/04/2001                                   30,000        29,384
General Electric Capital Corp.
   4.690% due 05/30/2001                                   19,700        19,538
Gillette Co.
   4.780% due 08/21/2001                                    5,200         5,102
National Rural Utilities Cooperative
Finance Corp.
   4.820% due 05/24/2001                                   23,500        23,336
Swedbank, Inc.
   4.860% due 05/30/2001                                   20,500        20,332
   4.700% due 09/05/2001                                   36,100        35,356
UBS Finance, Inc.
   4.670% due 06/13/2001                                   73,000        72,272
   4.830% due 08/15/2001                                    6,600         6,480
Williams Cos., Inc.
   7.231% due 04/10/2001 (d)(g)                            23,800        14,306
                                                                    -----------
                                                                        252,818
                                                                    -----------
Repurchase Agreement 0.5%
State Street Bank
   4.600% due 04/02/2001                                   19,236        19,236
   (Dated 03/30/2001. Collateralized
   by Freddie Mac 7.000% due 03/15/2010
   valued at $19,624. Repurchase proceeds
   are $19,243.)

U.S. Treasury Bills (b) 0.2%
   4.600% due 05/17/2001 (g)                                6,870         6,829
                                                                    -----------
Total Short-Term Instruments                                            278,883
(Cost $278,966)                                                     -----------

48 PIMCO Funds See accompanying notes

Total Investments (a) 150.1%                                        $ 5,386,312
(Cost $5,501,595)

Written Options (c) (0.0%)                                               (1,721)
(Premiums $1,606)

Other Assets and Liabilities (Net) (50.1%)                           (1,796,054)
                                                                    -----------
Net Assets 100.0%                                                   $ 3,588,537
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $5,502,696 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                            $    22,387

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                             (138,771)
                                                                    -----------
Unrealized depreciation-net                                         $  (116,384)
                                                                    -----------
(b) Securities with an aggregate market value of $36,191 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                                      Unrealized
                                                     # of          Appreciation/
Type                                            Contracts         (Depreciation)
--------------------------------------------------------------------------------
EuroBond 10 Year Note (06/2001)                     8,982           $     5,214
Government of Japan 10 Year Note (06/2001)            118                   137
United Kingdom 90 Day LIBOR Futures (06/2001)          40                   (12)
United Kingdom 90 Day LIBOR Futures (03/2002)          47                     2
United Kingdom 90 Day LIBOR Futures (06/2002)          51                    (2)
United Kingdom 90 Day LIBOR Futures (09/2002)          49                    (5)
United Kingdom 90 Day LIBOR Futures (12/2002)          49                    (4)
                                                                    -----------
                                                                    $     5,330
                                                                    -----------
(c) Premiums received on written options:

                                                     # of
Type                                            Contracts    Premium      Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 95.00 Exp. 12/17/2001                 180,000   $     76   $     54

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 107.00 Exp. 05/26/2001                 15,800        100        133

Put - CME Eurodollar December Futures
   Strike @ 95.25 Exp. 12/17/2001               1,008,000        503        555

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 108.00 Exp. 05/26/2001                110,700        604        606

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 105.00 Exp. 05/26/200                 165,100        323        373
                                                            -------------------
                                                            $  1,606   $  1,721
                                                            -------------------

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Foreign forward currency contracts outstanding at March 31, 2001:

                             Principal
                                Amount                               Unrealized
                            Covered by         Settlement         Appreciation/
Type        Currency          Contract              Month        (Depreciation)
--------------------------------------------------------------------------------
Sell              A$             9,667            04/2001           $       573
Buy                              2,735            05/2001                   (16)
Sell              SF            47,533            05/2001                   227
Sell              DK            12,769            05/2001                    81
Buy               EC           746,848            04/2001                (9,779)
Sell                           745,332            04/2001                39,099
Buy                              5,861            05/2001                   (67)
Buy                                299            06/2001                     0
Sell                           342,835            06/2001                 1,294
Buy               BP             1,042            05/2001                   (36)
Sell                            32,105            05/2001                 1,473
Sell              H$           592,000            05/2001                   198
Buy                            200,100            08/2001                   (88)
Sell                           438,783            08/2001                   339
Buy               HF         3,570,000            08/2001                  (605)
Buy               JY        54,959,634            04/2001                (8,678)
Sell                        54,727,353            04/2001                10,658
Buy                            863,705            05/2001                  (488)
Sell                         1,051,534            05/2001                   563
Sell                        65,098,258            06/2001                 9,495
Sell              N$            81,460            04/2001                 1,411
Sell              SK            56,051            05/2001                   353
                                                                    -----------
                                                                    $    46,007
                                                                    -----------
(f) Principal amount denoted in indicated currency:

     A$ - Australian Dollar
     BP - British Pound
     C$ - Canadian Dollar
     DK - Danish Krone
     DM - German Mark
     EC - Euro
     GD - Greek Drachma
     HF - Hungarian Forint
     H$ - Hong Kong Dollar
     JY - Japanese Yen
     N$ - New Zealand Dollar
     PZ - Polish Zloty
     SF - Swiss Franc
     SK - Swedish Krona

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at March 31, 2001:

                                                                      Unrealized
                                                        Notional   Appreciation/
Type                                                      Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.347%

Broker: Bank of America
Exp. 03/15/2011                                    JY 55,000,000    $       824

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.347%

Broker: Merrill Lynch                                 30,000,000           (844)
Exp. 03/15/2011

Receive a fixed rate equal to 5.559% and pay floating rate based on 6-month BP-LIBOR.

Broker: Lehman Brothers
Exp. 01/10/2003                                    BP     25,000            214

                                    2001 Annual Report See accompanying notes 49

International Portfolio
March 31, 2001


Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 5.217%

Broker: Morgan Stanley
Exp. 03/15/2006                                     A$ 42,600,000   $       198

Receive fixed rate equal to 7.470% and pay floating rate based on 3-month New Zealand Bank Bill.

Broker: Citibank
Exp. 08/31/2001                                     N$     50,000           151

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.248%.

Broker: Royal Bank of Canada
Exp. 08/02/2005                                     C$    133,300        (3,282)

Receive floating rate based on 3-month H$-HIBOR and pay fixed rate equal to 6.910%.

Broker: Goldman Sachs
Exp. 02/15/2006                                     H$  1,043,000        (7,076)

Receive floating rate based on 3-month H$-HIBOR and pay fixed rate equal to 5.753%.

Broker: Goldman Sachs
Exp. 02/08/2006                                           686,000          (336)

Receive floating rate based on 3-month Canadian Bank Bill and pay fixed rate equal to 6.515%.

Broker: J.P. Morgan
Exp. 05/10/2002                                     C$     51,990          (646)

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 2.020%.

Broker: Goldman Sachs
Exp. 05/18/2010                                     JY  7,436,060        (4,024)

Receive a fixed rate equal to 5.873% and pay floating rate based on 6-month EURO-LIBOR.

Broker: Morgan Stanley
Exp. 01/15/2031                                     EC     95,000         4,267

Receive a fixed rate equal to 6.100% and pay floating rate based on 6-month EURO-LIBOR.

Broker: Morgan Stanley
Exp. 01/15/2031                                            52,000         2,417

Receive a fixed rate equal to 4.785% and pay floating rate based on 6-month EURO-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                           500,000         1,186

Receive a fixed rate equal to 4.610% and pay floating rate based on 6-month EURO-LIBOR.

Broker: J.P. Morgan
Exp. 03/15/2004                                         2,000,000         3,841

Receive a fixed rate equal to 4.610% and pay floating rate based on 6-month EURO-LIBOR.

Broker: Merrill Lynch
Exp. 03/15/2004                                           450,000         1,374

Receive a fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/15/2006                                      $    134,700         7,930

Receive a fixed rate equal to 5.540% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 01/05/2003                                     BP    300,000         2,465

Receive a fixed rate equal to 5.674% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 01/08/2004                                            91,100         1,345

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 1.313%.

Broker: Merrill Lynch
Exp. 01/11/2008                                     JY 20,000,000        (4,204)

Receive floating rate based on 6-month JY-LIBOR and pay fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011                                         3,692,000        (1,226)

Receive floating rate based on 6-month BP-LIBOR and pay fixed rate equal to 5.300%.

Broker: Goldman Sachs
Exp. 01/19/2011                                     BP    128,000           986

Receive a fixed rate equal to 6.505% and pay floating rate based on 6-month EURO-LIBOR.

Broker: Goldman Sachs
Exp. 01/25/2016                                     EC    200,000           672

Receive a fixed rate equal to 5.670% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 02/08/2006                                      $     87,600           967

Receive floating rate based on 6-month BP-LIBOR and pay fixed rate equal to 5.410%.

Broker: Morgan Stanley
Exp. 09/01/2002                                     BP     54,000          (202)

Receive a fixed rate equal to 5.513% and pay floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley
Exp. 03/01/2004                                            54,000           488

Receive a fixed rate equal to 6.343% and pay floating rate based on 6-month EURO-LIBOR.

Broker: Lehman Brothers
Exp. 03/08/2016                                     EC     69,300           (36)

Receive floating rate based on 6-month BP-LIBOR and pay fixed rate equal to 5.465%.

Broker: Lehman Brothers
Exp. 03/08/2016                                     BP     45,400            74

50 PIMCO Funds See accompanying notes

Receive a fixed rate equal to 5.472% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2006                                     BP    398,200   $     2,226

Receive a fixed rate equal to 5.484% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan
Exp. 03/15/2006                                           120,000           742

Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                      $    130,700           175

Receive floating rate based on 3-month H$-HIBOR and pay fixed rate equal to 5.550%.

Broker: Goldman Sachs
Exp. 03/16/2006                                     H$  1,020,100           704

Receive a fixed rate equal to 5.467% and pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 03/15/2006                                      $     21,550             1

Receive a fixed rate equal to 5.225% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                     BP    121,930            62

Receive floating rate based on 6-month BP-LIBOR and pay fixed rate equal to 5.220%.

Broker: J.P. Morgan
Exp. 09/19/2002                                           381,000          (258)

Receive a fixed rate equal to 5.308% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan
Exp. 03/19/2006                                           381,000          (104)

Receive a fixed rate equal to 5.305% and pay floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2006                                           125,000          (223)

Receive floating rate based on 6-month BP-LIBOR and pay fixed rate equal to 5.215%.

Broker: Goldman Sachs
Exp. 09/19/2002                                           125,000           (95)

Receive a fixed rate equal to 4.786% and pay floating rate based on 6-month EURO-LIBOR.

Broker: J.P. Morgan
Exp. 03/15/2006                                     EC    999,200         1,380

Receive a fixed rate equal to 5.227% and pay floating rate based on 6-month BP-LIBOR.

Broker: Merrill Lynch
Exp. 03/15/2004                                     BP    400,000           215

Receive floating rate based on 6-month BP-LIBOR and pay fixed rate equal to 5.230%.

Broker: J.P. Morgan
Exp. 09/20/2002                                     BP        200   $         0

Receive a fixed rate equal to 5.316% and pay floating rate based on 6-month BP-LIBOR.

Broker: J.P. Morgan
Exp. 03/20/2006                                               200             0

Receive a fixed rate equal to 6.380% and pay floating rate based on 6-month EURO--LIBOR.

Broker: Goldman Sachs
Exp. 03/22/2016                                     EC    269,300            66

Receive floating rate based on 6-month BP-LIBOR and pay fixed rate equal to 5.510%.

Broker: Goldman Sachs
Exp. 03/22/2016                                     BP    172,400            (8)

Receive a fixed rate equal to 5.133% and pay floating rate based on 3-month BP-LIBOR.

Broker: Goldman Sachs
Exp. 03/19/2003                                         1,835,700        (1,706)
                                                                    -----------
                                                                    $    10,700
                                                                    -----------
(j) Subject to financing transaction.

(k) Security is in default.

(l) Short sales open at March 31, 2001 were as follows:

                     Coupon
Type                    (%)      Maturity         Par        Value     Proceeds
--------------------------------------------------------------------------------
Government National
   Mortgage
   Association        7.500    04/23/2031     750,000  $   768,750  $   769,344

Government National
   Mortgage
   Association        8.500    04/24/2031     201,000      208,413      208,535
Republic of Germany   5.250    01/04/2011     220,000      201,469      204,042
Republic of France    5.500    04/25/2010       3,030        2,782        2,790
                                                       ------------------------
                                                       $ 1,181,414  $ 1,184,711
                                                       ------------------------

                                    2001 Annual Report See accompanying notes 51

Schedule of Investments

Emerging Markets Portfolio
March 31, 2001
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
   ARGENTINA 0.2%
--------------------------------------------------------------------------------
Republic of Argentina
   0.000% due 04/15/2001                             $        600   $       599
                                                                    -----------
Total Argentina                                                             599
(Cost $598)                                                         -----------
--------------------------------------------------------------------------------
   BALTIC NATIONS 0.1%
--------------------------------------------------------------------------------
Republic of Kazakhstan
   8.375% due 10/02/2002                             $        200           204
                                                                    -----------
Total Baltic Nations                                                        204
(Cost $198)                                                         -----------
--------------------------------------------------------------------------------
   BERMUDA 0.7%
--------------------------------------------------------------------------------
IMEXA Export Trust
  10.125% due 05/31/2003                             $      2,157         2,101
                                                                    -----------
Total Bermuda                                                             2,101
(Cost $2,086)                                                       -----------
--------------------------------------------------------------------------------
   BRAZIL 12.4%
--------------------------------------------------------------------------------
Republic of Brazil
   7.625% due 04/15/2006 (d)(e)                      $     11,114        10,073
   7.437% due 04/15/2009 (d)                                3,500         2,939
   7.687% due 04/15/2009 (d)                                  750           630
   8.000% due 04/15/2014                                    6,465         5,005
  12.750% due 01/15/2020                                    2,500         2,378
   7.625% due 04/15/2024                                    1,000           757
   8.875% due 04/15/2024                                    6,500         4,420
   6.000% due 04/15/2024                                    3,500         2,410
  10.125% due 05/15/2027 (e)                                4,000         3,056
  12.250% due 03/06/2030                                    1,450         1,280
  11.000% due 08/17/2040                                    3,500         2,776
                                                                    -----------
Total Brazil                                                             35,724
(Cost $36,503)                                                      -----------
--------------------------------------------------------------------------------
   BULGARIA 9.4%
--------------------------------------------------------------------------------
Republic of Bulgaria
   6.312% due 07/28/2011 (d)                         $      8,250         6,198
   3.000% due 07/28/2012 (d)                                6,191         4,688
   7.750% due 07/28/2024 (d)(e)                            21,560        16,090
                                                                    -----------
Total Bulgaria                                                           26,976
(Cost $27,853)                                                      -----------
--------------------------------------------------------------------------------
   CAYMAN ISLANDS 0.9%
--------------------------------------------------------------------------------
Korea Asset Funding Ltd.
   7.270% due 02/10/2009 (d)                         $      1,000         1,031
Nacional Financiera

   7.283% due 05/08/2003 (d)                                1,600         1,656
                                                                    -----------
Total Cayman Islands                                                      2,687
(Cost $2,611)                                                       -----------
--------------------------------------------------------------------------------
   COLOMBIA 2.0%
--------------------------------------------------------------------------------
Republic of Colombia
  10.875% due 03/09/2004                             $      1,430         1,476
  11.772% due 08/13/2005 (d)                                   60            60
   7.625% due 02/15/2007                                    2,480         2,164
   9.750% due 04/23/2009                                    2,350         2,139
                                                                    -----------
Total Colombia                                                            5,839
(Cost $5,327)                                                       -----------
--------------------------------------------------------------------------------
   CROATIA (b)(c) 4.3%
--------------------------------------------------------------------------------
Republic of Croatia
   7.000% due 02/27/2002                             $      3,550         3,557
   7.000% due 03/28/2005                            EC      1,000           904
   6.250% due 07/31/2006                             $      3,057         2,988
   6.250% due 07/31/2010 (d)                                5,182         5,007
                                                                    -----------
Total Croatia                                                            12,456
(Cost $12,428)                                                      -----------
--------------------------------------------------------------------------------
   JORDAN 0.4%
--------------------------------------------------------------------------------
Kingdom of Jordan
   6.000% due 12/23/2023                                    1,600         1,218
                                                                    -----------
Total Jordan                                                              1,218
(Cost $1,171)                                                       -----------
--------------------------------------------------------------------------------
   MALAYSIA 0.3%
--------------------------------------------------------------------------------
Republic of Malaysia
   6.875% due 05/15/2001                             $        900           913
                                                                    -----------
Total Malaysia                                                              913
(Cost $899)                                                         -----------
--------------------------------------------------------------------------------
   MEXICO (b)(c) 18.4%
--------------------------------------------------------------------------------
Banco Nacional de comercio Exterior
   7.250% due 02/02/2004                             $      3,100         3,060
Bancomext Trust
   8.000% due 08/05/2003                                    3,627         3,688
Nacional Financiera
   9.750% due 03/12/2002                                    1,400         1,447
Petroleos Mexicanos
   7.768% due 07/15/2005 (d)                                2,250         2,256
   9.375% due 12/02/2008                                    4,800         5,004
Petroliam Nasional
   7.625% due 10/15/2026                                    1,030           913
United Mexican States
   0.000% due 06/30/2003 (d)                               33,635           420
   8.341% due 04/07/2004 (d)                        EC      3,500         3,133
   9.616% due 04/07/2004 (d)                         $        325           334
   8.625% due 03/12/2008                                    2,000         2,038
  10.375% due 02/17/2009                                    2,000         2,200
   9.875% due 02/01/2010                                    2,750         2,959
   8.125% due 12/30/2019                                    3,250         2,919
   6.250% due 12/31/2019                                   16,575        14,982
   7.412% due 12/31/2019                                    4,750         4,647
   7.515% due 12/31/2019 (d)                                  420           411
   7.532% due 12/31/2019                                      517           506
  11.500% due 05/15/2026                                    1,700         2,040
                                                                    -----------
Total Mexico                                                             52,957
(Cost $52,269)                                                      -----------
--------------------------------------------------------------------------------
   MOROCCO 0.8%
--------------------------------------------------------------------------------
Morroco Restructured Tranche A
   7.625% due 01/01/2009                             $      2,444         2,169
                                                                    -----------
Total Morocco                                                             2,169
(Cost $2,174)                                                       -----------
--------------------------------------------------------------------------------
   PANAMA 7.1%
--------------------------------------------------------------------------------
Republic of Panama
   7.875% due 02/13/2002                             $      3,688         3,721
   7.733% due 05/10/2002 (d)                                  113           114
   4.500% due 07/17/2014 (d)(e)                            11,875         9,916
   8.875% due 09/30/2027                                    3,210         2,817
   9.375% due 04/01/2029                                    3,750         3,778
                                                                    -----------
Total Panama                                                             20,346
(Cost $19,744)                                                      -----------
--------------------------------------------------------------------------------
   PERU 5.6%
--------------------------------------------------------------------------------
Republic of Peru
   4.000% due 03/07/2017                             $      9,100         5,689
   4.500% due 03/07/2017 (e)                               15,248        10,396
                                                                    -----------
Total Peru                                                               16,085
(Cost $15,482)                                                      -----------
--------------------------------------------------------------------------------
   PHILIPPINES 3.3%
--------------------------------------------------------------------------------
Republic of Philippines
   6.875% due 01/05/2005 (d)                         $      2,744         2,649
   6.500% due 12/01/2017                                    8,500         6,885
                                                                    -----------
Total Philippines                                                         9,534
(Cost $9,569)                                                       -----------

52 PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
   POLAND 12.0%
--------------------------------------------------------------------------------
Republic of Poland
   6.000% due 10/27/2014                             $     13,600   $    13,244
   3.750% due 10/27/2024                                   24,980        18,234
   4.250% due 10/27/2024                                    4,000         3,170
                                                                    -----------
Total Poland                                                             34,648
(Cost $32,169)                                                      -----------
--------------------------------------------------------------------------------
   QATAR 3.0%
--------------------------------------------------------------------------------
State of Qatar
   9.750% due 06/15/2030                             $      8,085         8,630
                                                                    -----------
Total Qatar                                                               8,630
(Cost $8,224)                                                       -----------
--------------------------------------------------------------------------------
   RUSSIA 2.6%
--------------------------------------------------------------------------------
Russian Federation
   9.250% due 11/27/2001                             $      1,550         1,558
  11.750% due 06/10/2003                                    6,100         5,961
                                                                    -----------
Total Russia                                                              7,519
(Cost $7,488)                                                       -----------
--------------------------------------------------------------------------------
   SLAVOKIA (b)(c) 0.2%
--------------------------------------------------------------------------------
Slovak Wireless Finance
  11.250% due 03/30/2007                            EC        500           450
                                                                    -----------
Total Slavokia                                                              450
(Cost $485)                                                         -----------
--------------------------------------------------------------------------------
   SOUTH AFRICA 1.9%
--------------------------------------------------------------------------------
Republic of South Africa
   9.125% due 05/19/2009                             $      5,250         5,486
                                                                    -----------
Total South Africa                                                        5,486
(Cost $5,450)                                                       -----------
--------------------------------------------------------------------------------
   SOUTH KOREA 11.4%
--------------------------------------------------------------------------------
Cho Hung Bank
  11.875% due 04/01/2010                             $      3,000         2,980

Export-Import Bank Korea
   7.250% due 06/25/2001                                      800           802
   6.500% due 11/15/2006                                    2,500         2,547
Hansol Paper Co.
   8.600% due 05/24/2001 (d)                                1,800         1,818

Hanvit Bank
  11.750% due 03/01/2010                                    3,340         3,315
  12.750% due 03/01/2010                                    2,000         1,990

Korea Development Bank
   7.625% due 10/01/2002                                    1,300         1,333
   8.294% due 06/16/2003 (d)                                3,000         2,940
   6.625% due 11/21/2003                                    2,900         2,936
   7.375% due 09/17/2004                                    4,500         4,627

Republic of Korea
   8.875% due 04/15/2008                                    6,700         7,454
                                                                    -----------
Total South Korea                                                        32,742
(Cost $31,594)                                                      -----------
--------------------------------------------------------------------------------
   TUNISIA 1.5%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
   8.250% due 09/19/2027                             $      4,750         4,287
                                                                    -----------
Total Tunisia                                                             4,287
(Cost $4,055)                                                       -----------
--------------------------------------------------------------------------------
   URUGUAY 0.1%
--------------------------------------------------------------------------------
Banco Central Del Uruguay
   7.250% due 02/19/2006                             $        147           132
                                                                    -----------
Total Uruguay                                                               132
(Cost $140)                                                         -----------
--------------------------------------------------------------------------------
   VENEZUELA 1.0%
--------------------------------------------------------------------------------
Republic of Venezuela
   7.375% due 12/18/2007 (d)                         $      3,000         2,510
   6.750% due 03/31/2020                                      500           385
                                                                    -----------
Total Venezuela                                                           2,895
(Cost $2,930)                                                       -----------
--------------------------------------------------------------------------------
   SHORT-TERM INSTRUMENTS 4.0%
--------------------------------------------------------------------------------
Commercial Paper 4.0%

Abbey National North America
   4.690% due 08/09/2001                                    1,600         1,572
Coca-Cola Co.
   5.040% due 04/12/2001                                      800           799
   4.600% due 07/12/2001                                    5,000         4,930

General Electric Capital Corp.
   4.990% due 04/03/2001                                      200           200
   5.170% due 04/04/2001                                      700           700
UBS Finance, Inc.
   4.670% due 06/13/2001                                    1,400         1,386
Walt Disney Co.
   4.690% due 08/07/2001                                    2,000         1,966
                                                                    -----------
Total Short-Term Instruments                                             11,553
(Cost $11,561)                                                      -----------

Total Investments (a) 103.6%                                        $   298,150
(Cost $293,008)

Other Assets and Liabilities                                            (10,270)
(Net) (3.6%)                                                        -----------

Net Assets 100.0%                                                   $   287,880
                                                                    -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $295,413 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $     7,102

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (4,365)
                                                                    -----------
Unrealized appreciation-net                                         $     2,737
                                                                    -----------
(b) Foreign forward currency contracts outstanding at March 31, 2001:

                             Principal
                                Amount                               Unrealized
                            Covered by         Settlement         Appreciation/
Type        Currency          Contract              Month        (Depreciation)
--------------------------------------------------------------------------------
Buy               EC             1,905            04/2001           $        (6)
Sell                             1,905            04/2001                   101
Sell                             1,905            06/2001                     6
Buy               HF         2,917,950            05/2001                   234
Buy                            100,000            09/2001                   (17)
Buy               PZ            13,250            05/2001                   479
                                                                    -----------
                                                                    $       797
                                                                    -----------
(c) Principal amount denoted in indicated currency:

        EC - Euro
        HF - Hungarian Forint
        PZ - Polish Zloty

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Subject to financing transaction.

(f) Short sales open at March 31, 2001 were as follows:

                      Coupon
Type                    Rate     Maturity         Par        Value     Proceeds
--------------------------------------------------------------------------------
Republic of Argentina  7.625   03/31/2005      20,750   $   17,457   $   17,739
Republic of Argentina  9.750   09/19/2027       4,000        3,012        3,057
                                                        -----------------------
                                                        $   20,469   $   20,796
                                                        -----------------------

                                    2001 Annual Report See accompanying notes 53

Schedule of Investments

Municipal Sector Portfolio
March 31, 2001

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES 99.6%
--------------------------------------------------------------------------------
Alabama 3.4%
Jefferson County, Alabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-323
5.800% due 02/01/2029 (d)                            $        750   $       723

Jefferson County, Alabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-352
6.172% due 02/01/2036 (d)                                   1,750         1,605
                                                                    -----------
                                                                          2,328
                                                                    -----------
Alaska 2.2%
Northern Tobacco Securitization Bonds, Series 2000
6.500% due 06/01/2031                                       1,500         1,545
                                                                    -----------
California 5.5%
California State General Obligation Bonds,
Series 2000-387 4.850% due 01/01/2027 (d)                   1,500         1,435

East Bay, California Municipal Utility District
Wastewater Treatment System Revenue Bonds,
(AMBAC Insured), Series 1993 6.420% due 06/01/2013          1,000         1,087

Foothill Eastern Corridor Agency California Toll Road
Revenue Bonds, Series 1995 0.000% due 01/01/2026            1,000           272

Foothill Eastern Transportation Corridor Agency
Toll Road Revenue Bonds, (MBIA Insured), Series 1999
0.000% due 01/15/2027 (e)                                   1,500           978
                                                                    -----------
                                                                          3,772
                                                                    -----------
Colorado 1.5%
Arapahoe County, Colorado Capital Trust Fund
Highway Revenue Bonds, (MBIA Insured), Series 1986
6.150% due 08/31/2026                                       1,000         1,072
                                                                    -----------
Florida 2.4%
Florida State Governmental Utility Authority
Utility Revenue Bonds, (AMBAC Insured), Series 2000
5.850% due 10/01/2029                                         650           612

Lee County, Florida Airport Revenue Bonds,
(FSA Insured), Series 2000-A 6.000% due 10/01/2029          1,000         1,082
                                                                    -----------
                                                                          1,694
                                                                    -----------
Georgia 1.4%
Bartow County, Georgia Development Authority
Pollution Control Revenue Bonds, Series 1998
3.900% due 03/01/2025                                       1,000         1,000
                                                                    -----------
Illinois 13.4%
Chicago, Illinois Board of Education
General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020                                       3,000         1,057

Chicago, Illinois General Obligation Bonds,
(MBIA Insured), Series 2001 5.100% due 01/01/2007           5,965         3,496

Chicago, Illinois Midway Airport Revenue Bonds,
(MBIA Insured), Series 1998 5.000% due 01/01/2035           2,565         2,433

Chicago, Illinois Midway Airport Revenue Bonds,
(MBIA Insured), Series 2000 5.000% due 01/01/2031             750           679

Chicago, Illinois Residual General Obligation Bonds,
(MBIA Insured), Series 2000 4.930% due 01/01/2028             500           475

Cook County Illinois General Obligation Bonds,
(FGIC Insured), Series 2001 6.690% due 11/15/2028           1,250         1,142
                                                                    -----------
                                                                          9,282
                                                                    -----------
Indiana 5.6%
Eagle-Union Middle School Building Bonds,
(AMBAC State Aid Withholding Insured), Series 2001
5.000% due 01/05/2020                                       2,000         1,959

Merrillville Indiana Multi School Building Corporation
Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021                                       2,000         1,948
                                                                    -----------
                                                                          3,907
                                                                    -----------
Kentucky 6.6%
Kentucky State Turnpike Authority Economic
Development Road Revenue Bonds, Series 1993
4.490% due 06/06/2012                                       4,000         4,534
                                                                    -----------
Massachusetts 7.4%
Massachusetts Bay Transition Authority
Massachussetts Revenue Bonds, (Go of Authority Insured),
Series 2000 5.530% due 03/01/2028                             500           467

Massachusetts State Individual Financing Agency
Revenue Bonds, (Go of Institution), Series 1998
5.000% due 03/01/2028                                       1,000           963

Massachusetts State Turnpike Authority
Revenue Bonds, (AMBAC Insured), Series 2000
6.100% due 01/01/2039                                         600           531

Massachusetts State Water Residential Authority
Revenue Bonds, (FSA Go of Authority Insured), Series 2001
6.290% due 08/01/2037                                         500           397

Massachussetts State Development Financial Agency
Revenue Bonds, (GNMA Insured), Series 2000
9.000% due 06/20/2031                                         375           408

Massachussetts State Water Residential Authority
Revenue Bonds, (MBIA Insured), Series 1995
4.750% due 12/01/2021                                       2,500         2,355
                                                                    -----------
                                                                          5,121
                                                                    -----------
Nevada 1.7%
Nevada State General Obligation Bonds, (FGIC Insured),
Series 2001 6.690% due 05/15/2028                           1,288         1,202
                                                                    -----------
New Hampshire 4.9%
New Hampshire Educational & Health Facilities
Authority Revenue Bonds, Series 1997
5.125% due 06/01/2028                                       1,400         1,383

New Hampshire Health & Educational Facilities
Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 07/01/2020                                       2,000         1,984
                                                                    -----------
                                                                          3,367
                                                                    -----------
New Jersey 10.3%
New Jersey Economic Development Authority
Revenue Bonds, Series 1998
6.375% due 04/01/2018                                         500           510
6.375% due 04/01/2031                                       2,000         2,025

New Jersey State Highway Authority Garden State Parkway
General Revenue Bonds, (FGIC Insured), Series 2001
5.500% due 01/01/2013                                       2,500         2,690

New Jersey State Transition Trust Fund Authority
Revenue Bonds, Series 1998 4.500% due 06/15/2019            2,000         1,872
                                                                    -----------
                                                                          7,097
                                                                    -----------
New York 5.7%
Long Island Power Authority New York Electric System
Revenue Bonds, (FSA Insured), Series 2001
7.040% due 12/01/2022                                         650           650

New York City, New York Transitional Financial Authority
Revenue Bonds, Series 2000 6.510% due 11/01/2024            1,000           962


54 PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1996 5.600% due 07/01/2016    $      1,250   $     1,312

Port Authority of New York & New Jersey
Special Obligation Revenue Bonds, (MBIA Insured),
Series 1997 5.750% due 12/01/2022                           1,000         1,050
                                                                    -----------
                                                                          3,974
                                                                    -----------
Pennsylvania 8.4%
Lewistown Boro, Pennsylvania Municipal Authority
Water Revenue Bonds, (MBIA Insured), Series 2001
5.150% due 01/01/2030                                       1,155         1,143

Pennsylvania Economic Development Financing
Authority MultiFamily Revenue Bonds, (GIC-AIG Insured),
Series 2000 4.700% due 06/01/2004                           3,730         3,764

Philadelphia PA School District Bonds, (MBIA Insured),
Series 1998 4.750% due 04/01/2027                             500           465

Philadelphia School District General Obligation Bonds,
(MBIA Insured), Series 2000 5.540% due 04/01/2027             500           430
                                                                    -----------
                                                                          5,802
                                                                    -----------
Puerto Rico 1.1%
Childrens Trust Fund Tobacco Settlement
Revenue Bonds, Series 2000 6.000% due 07/01/2026              700           728
                                                                    -----------
South Carolina 3.1%
South Carolina State Public Service Authority
Revenue Bonds, Series 1993 5.538% due 06/28/2013            2,000         2,141
                                                                    -----------
Texas 14.3%
Arlington, Texas Independent School District
General Obligation Bonds, (PSF-FTD Insured),
Series 1999 5.000% due 02/15/2024                           1,000           966

Denton County, Texas General Obligation Bonds,
Series 1999 5.125% due 07/15/2026                           3,500         3,468

Denton County, Texas Utility System Revenue Bonds,
(MBIA Insured), Series 2000 5.680% due 12/01/2029           1,000           959

Houston Independent School District
General Obligation Bonds, (PSF Insured), Series 1999
4.750% due 02/15/2026                                       1,000           915

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2001
6.690% due 07/01/2028                                         700           628

Houston, Texas Independent School District
General Obligation Bonds, (PSF-GTD Insured),
Series 2001 6.160% due 02/15/2026                             750           623

Katy, Texas Independent School District
General Obligation Ltd Bonds, (PSF-GTD Insured),
Series 1998 4.750% due 02/15/2024                           2,500         2,306
                                                                    -----------
                                                                          9,865
                                                                    -----------
Washington State 0.7%
Port Seattle Washington Revenue Bonds,
(MBIA Insured), Series 2000 6.800% due 02/01/2024             500           516
                                                                    -----------
Total Municipal Bonds & Notes                                            68,947
(Cost $66,861)                                                      -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES 1.2%
--------------------------------------------------------------------------------
Freddie Mac
   4.920% due 04/10/2001                                      800           799
                                                                    -----------
Total U.S. Government Agencies                                              799
(Cost $799)                                                         -----------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 0.8%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (b)(c)                      $        547   $       557
                                                                    -----------
Total U.S. Treasury Obligations                                             557
(Cost $547)                                                         -----------
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.9%
--------------------------------------------------------------------------------
Commercial Paper 2.7%
Freddie Mac
   4.920% due 04/03/2001                                    1,400         1,400
SSgA Tax Free Money Market
   3.080% due 04/02/2001                                      500           500
                                                                    -----------
                                                                          1,900
                                                                    -----------
U.S. Treasury Bills (b) 0.2%
   4.516% due 05/17/2001                                      110           109
                                                                    -----------
Total Short-Term Instruments                                              2,009
(Cost $2,009)                                                       -----------

Total Investments (a) 104.5%                                        $    72,312
(Cost $70,216)

Other Assets and Liabilities (Net) (4.5%)                                (3,101)
                                                                    -----------
Net Assets 100.0%                                                   $    69,211
                                                                    -----------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $70,216 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $     2,259

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (163)
                                                                    -----------
Unrealized appreciation-net                                         $     2,096
                                                                    -----------
(b) Securities with an aggregate market value of $666 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2001:

                                                         # of        Unrealized
Type                                                Contracts      Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (06/2001)                      200       $       248
                                                                    -----------
(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of March 31, 2001.

(e) Security becomes interest bearing at a future date.

                                    2001 Annual Report See accompanying notes 55

Notes to Financial Statements
March 31, 2001


1. Organization

PIMCO Funds: Pacific Investment Management Series (the Trust) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the Act), as amended, as an open-end investment management company. The Trust currently consists of 39 separate investment portfolios. The Short-Term, U.S. Government Sector, Investment Grade Corporate, High Yield, Mortgage, Asset-Backed Securities, Real Return Bond, International, Emerging Market, and Municipal Sector Portfolios (the "Portfolios") are a series of the Trust. The following is a summary of significant accounting policies followed in the preparation of the Portfolios' financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed on a quarterly basis to shareholders. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Taxes. Each Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

56 PIMCO Funds

March 31, 2001


Futures and Options. The Portfolios are authorized to enter into futures contracts and options. A Portfolio may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Contracts. The Portfolios are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. A Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Securities Lending. Each Portfolio may engage in securities lending. Each loan is secured by collateral at least equal, at all times, to the market value of the loaned security. During the term of the loan, a Portfolio will continue to receive any interest or dividends paid on the security loaned and pay interest to the borrower on the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. The Portfolio bears the risk of delay in recovery of, or even loss of rights in, a security subject to a loan should the borrower fail financially. For the period ended March 31, 2001, certain Portfolios paid interest expense to borrowers of securities in the following amounts:

Mortgage Portfolio             $10,725,802
International Portfolio        $   230,000

Short Sales. Certain Portfolios have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swaps. The Portfolios are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Delayed Delivery Transactions. A Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

                                                           2001 Annual Report 57

Restricted Securities. Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the Adviser) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at the annual rate of 0.02% for all Portfolios.

Administration Fee. PIMCO serves as administrator (the Administrator), and provides administrative services to the Trust for which it receives from each Portfolio a monthly administrative fee based on each Portfolio's average daily net assets. The Administration Fee is charged at the annual rate of 0.10% for the International and Emerging Markets Portfolios; and 0.03% for all other Portfolios.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not interested persons of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; and (vii) organization expenses. PIMCO has agreed to waive a portion of the Portfolios administrative fees to the extent that the payment of each Portfolio's pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed then-current in the prospectus plus 0.49 basis points (calculated as a percentage of each Portfolio's average daily net assets). PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $45,000*, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

* Effective January 1, 2001, the annual retainer for the unaffiliated Trustee is equal to $60,000.

Distributor. PIMCO Funds Distributors LLC, (PFD), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Portfolios' shares.

4. Acquisition by Allianz AG

On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interest in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed-income efforts of Allianz AG. Key employees at each PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. The Allianz Group manages assets of approximately (Euro)713.3 billion as of December 31, 2000, including more than 300 mutual funds for retail and institutional clients around the world.

5. Federal Income Tax Matters

As of March 31, 2001, the Portfolio listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

Additionally, the Short-Term, U.S. Government Sector, Investment Grade Corporate, Mortgage, Real Return, International, Emerging Markets, and Municipal Sector Portfolios realized capital losses and/or foreign currency losses during the period November 1, 2000 through March 31, 2001 which the Portfolio elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $58,835, $1,083,033, $698,908, $10,490,386, $75,259, $216,611,
$1,974,615, $19,661 respectively.

The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                         Capital Loss Carryforwards
                               -------------------------------------------------
                               Realized Losses    Acquired Losses    Expiration
                               -------------------------------------------------
Emerging Markets Portfolio        $  3,257,844       $          0     3/31/2009

58 PIMCO Funds

March 31, 2001


6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                     Short-Term
                                                      Portfolio                         U.S. Government Sector Portfolio
                                               -----------------------      ------------------------------------------------------
                                                Period from 04/20/2000                                      Period from 01/31/2000
                                                         to 03/31/2001          Year Ended 3/31/2001                 to 03/31/2000
                                               Shares           Amount       Shares           Amount       Shares           Amount
Receipts for shares sold                       31,863      $   320,600      140,400      $ 1,559,920       31,467      $   319,000
Issued as reinvestment of distributions           626            6,284        6,248           68,870          118            1,221
Cost of shares redeemed                       (13,683)        (138,900)     (65,217)        (729,470)      (2,230)         (23,100)
Net increase resulting
   from Portfolio share transactions           18,806      $   187,984       81,431      $   899,320       29,355      $   297,121
--------------------------------------------  ------------------------     -------------------------------------------------------
                                                        Investment Grade Corporate Portfolio
                                              ------------------------------------------------------
                                                                              Period from 01/26/2000
                                                  Year Ended 3/31/2001                 to 03/31/2000
                                               Shares           Amount       Shares           Amount
Receipts for shares sold                      101,327      $ 1,055,526       36,070      $   362,126
Issued as reinvestment of distributions         2,865           29,275          146            1,468
Cost of shares redeemed                       (40,948)        (419,378)      (4,987)         (50,350)
Net increase resulting
   from Portfolio share transactions           63,244      $   665,423       31,229      $   313,244
--------------------------------------------  ------------------------     -------------------------
                                                    High Yield
                                                     Portfolio                               Mortgage Portfolio
                                              ------------------------     -------------------------------------------------------
                                                Period from 12/08/2000                                      Period from 01/31/2000
                                                          to 3/31/2001         Year Ended 03/31/2001                 to 03/31/2000
                                               Shares           Amount       Shares           Amount       Shares           Amount
Receipts for shares sold                       68,667      $   661,618      410,432      $ 4,292,103       95,695      $   967,529
Issued as reinvestment of distributions           980            9,423       21,487          224,172          309            3,140
Cost of shares redeemed                       (47,453)        (471,509)    (205,699)      (2,178,527)           0                0
Net increase resulting
   from Portfolio share transactions           22,194      $   199,532      226,220      $ 2,337,748       96,004      $   970,669
-------------------------------------------   ------------------------    --------------------------------------------------------
                                                   Asset-Backed
                                                    Securities                    Real Return
                                                     Portfolio                     Portfolio
                                              ------------------------     -------------------------
                                                Period from 10/31/2000        Period from 04/28/2000
                                                          to 3/31/2001                 to 03/31/2001
                                               Shares           Amount       Shares           Amount
Receipts for shares sold                        5,485      $    55,556       22,455      $   231,658
Issued as reinvestment of distributions            82              855          510            5,240
Cost of shares redeemed                          (470)          (4,851)      (3,701)         (38,425)
Net increase resulting
   from Portfolio share transactions            5,097      $    51,560       19,264      $   198,473
--------------------------------------------  ------------------------     -------------------------

                                                                           International Portfolio
                                                    -----------------------------------------------------------------------
                                                            Year Ended 03/31/2001                     Year Ended 03/31/2000
                                                      Shares               Amount               Shares               Amount
Receipts for shares sold                             442,780          $ 3,048,940               98,595          $   679,200
Issued as reinvestment of distributions               18,256              124,599                6,156               41,675
Cost of shares redeemed                             (121,926)            (841,610)             (36,642)            (251,030)
Net increase resulting
   from Portfolio share transactions                 339,110          $ 2,331,929               68,109          $   469,845
-------------------------------------------------   -----------------------------------------------------------------------
                                                                          Emerging Markets Portfolio
                                                    -----------------------------------------------------------------------
                                                            Year Ended 03/31/2001                     Year Ended 03/31/2000
                                                    -----------------------------------------------------------------------
                                                      Shares               Amount               Shares               Amount
Receipts for shares sold                              33,499          $   329,447               23,345          $   226,178
Issued as reinvestment of distributions                3,259               31,541                2,022               19,552
Cost of shares redeemed                              (43,726)            (425,655)              (4,472)             (43,668)
Net increase resulting
   from Portfolio share transactions                  (6,968)         $   (64,667)              20,895          $   202,062
-------------------------------------------------   -----------------------------------------------------------------------
                                                             Municipal
                                                          Sector Portfolio
                                                    -----------------------------
                                                           Period from 08/21/2000
                                                                    to 03/31/2001
                                                      Shares               Amount
Receipts for shares sold                               6,697          $    67,208
Issued as reinvestment of distributions                   73                  755
Cost of shares redeemed                                 (380)              (4,026)
Net increase resulting
   from Portfolio share transactions                   6,390          $    63,937
------------------------------------------------   ------------------------------

                                                           2001 Annual Report 59

7. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term instruments) for the period ended March 31, 2001 were as follows (amounts in thousands):

                                                  U.S. Government/Agency                           All Other
--------------------------------------------------------------------------------------------------------------------
                                               Purchases               Sales           Purchases               Sales
--------------------------------------------------------------------------------------------------------------------
Short-Term Portfolio                         $   360,675         $   104,596         $   183,306         $   129,700
U.S. Government Sector Portfolio              13,667,725          12,444,387             383,841             112,138
Investment Grade Corporate Portfolio             688,377             584,467           1,098,717             568,369
High Yield Portfolio                                 235                   0             862,424             661,791
Mortgage Portfolio                            43,157,735          40,913,583           4,337,897             976,861
Asset-Backed Securities Portfolio                 72,829              57,794              57,457               4,342
Real Return Bond Portfolio                       798,430             582,437              76,713              15,335
International Portfolio                        6,746,378           5,334,189          10,768,781           8,348,435
Emerging Markets Portfolio                             0                   0             827,628             904,721
Municipal Sector Portfolio                         2,504               1,976             154,781              91,948

8. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                U.S. Government       Investment Grade       Mortgage     International            Municipal
                               Sector Portfolio    Corporate Portfolio      Portfolio         Portfolio     Sector Portfolio
----------------------------------------------------------------------------------------------------------------------------
                                                                              Premium
----------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2000                  $    383               $      0       $    182          $    165             $      0
Sales                                    22,330                    702          4,471             5,316                  169
Closing Buys                            (20,013)                  (702)          (806)             (844)                (169)
Expirations                                (696)                     0         (3,847)           (2,886)                   0
Exercised                                     0                      0              0              (145)                   0
Balance at 03/31/2001                  $  2,004               $      0       $      0          $  1,606             $      0
----------------------------------------------------------------------------------------------------------------------------

60 PIMCO Funds

Report of Independent Accountants

To the Trustees and Shareholders of the PIMCO Funds: Pacific Investment Management Series.


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Short-Term Portfolio, U.S. Government Sector Portfolio, Investment Grade Corporate Portfolio, High Yield Portfolio, Mortgage Portfolio, Asset-Backed Securities Portfolio, Real Return Bond Portfolio, International Portfolio, Emerging Markets Portfolio, and Municipal Sector Portfolio (ten of the portfolios constituting the Private Account Portfolio Series of PIMCO Funds: Pacific Investment Management Series, hereafter referred to as the "Portfolios") at March 31, 2001, the results of each of their operations, the changes in each of their net assets and cash flows for the Short-Term Portfolio, U.S. Government Sector Portfolio, Real Return Bond Portfolio and International Portfolio and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2001

                                                           2001 Annual Report 61

Federal Income Tax Information
(unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2001) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's fiscal 2001 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

High Yield Porfolio           0.71%

For the benefit of shareholders of the Municipal Sector Portfolio, this is to inform you that 100.00% of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2002, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2001.

62 PIMCO Funds

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Funds: Pacific Investment Management Series. Founded in 1971, PIMCO currently manages assets in excess of $219 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Trustees and Officers
   Brent R. Harris Chairman and Trustee
   R. Wesley Burns President and Trustee
   Guilford C. Babcock Trustee
   E. Philip Cannon Trustee
   Vern O. Curtis Trustee
   J. Michael Hagan Trustee
   Thomas P. Kemp Trustee
   William J. Popejoy Trustee
   Garlin G. Flynn Secretary
   John P. Hardaway Treasurer

Investment Adviser and Administrator
   Pacific Investment Management Company LLC
   840 Newport Center Drive, Suite 300
   Newport Beach, CA 92660

Custodian
   State Street Bank & Trust Company
   801 Pennsylvania
   Kansas City, MO 64105

Transfer Agent
   National Financial Data Services
   330 W. 9th Street, 4th Floor
   Kansas City, MO 64105

Counsel
   Dechert
   1775 Eye Street, N.W.
   Washington, D.C. 20006-2401

Independent Accountants
   PricewaterhouseCoopers LLP
   1055 Broadway
   Kansas City, MO 64105

[LOGO OF PIMCO FUNDS]

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the "Securities Act"). The enclosed Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

This report is submitted for the general information of the shareholders of the PIMCO Funds: Private Account Portfolio Series. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective offering memorandum for the PIMCO Funds: Private Account Portfolio Series, which contains information covering its investment policies as well as other pertinent information.

PIMCO Funds Distributors LLC
2187 Atlantic Street, Stamford, CT 06902

March 31, 2001



                                 Annual Report




Pacific Investment

Management Series               GNMA Fund


Share Class                     European Convertible Fund

 A





                                                                       P I M C O
                                                                       ---------
                                                                           Funds

Table of  Contents




       Fund Summaries                                                 2-3

       Schedule of Investments                                        8-9

                                                 Fund         Schedule of
              Fund                               Summary      Investments

              GNMA Fund                             2                   8

              European Convertible Fund             3                   9

       Financial Highlights                                             4

       Statements of Assets and Liabilities                             5

       Statements of Operatons                                          6

       Statements of Changes in Net Assets                              7

       Notes to Financial Statements                                   10

PIMCO GNMA Fund Performance & Statistics


AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/01

                                                1 year           3 years           5 years           10 years           Inception
                                                                                                                        (7/31/97)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO GNMA Fund A Shares                        12.61%          7.49%              -                 -                  7.67%
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO GNMA Fund A Shares (adjusted)              7.50%          5.84%              -                 -                  6.33%
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index            9.60%          6.44%              -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers GNMA Index                      11.93%          6.96%              -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------------
Lipper U.S. Mortgage Fund Average               11.48%          6.08%              -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------------


MATURITY PROFILE                             SECTOR BREAKDOWN                              QUALITY BREAKDOWN
------------------------------------------   --------------------------------------------  -----------------------------------------
1-5 years                              53%   Mortgage-Backed Securities             57.7%  AAA                                 85.2%
------------------------------------------   --------------------------------------------  -----------------------------------------
5-10 years                             36%   U.S. Treasury Obligations              19.4%  AA                                   5.3%
------------------------------------------   --------------------------------------------  -----------------------------------------
10-20 years                             9%   Asset-Backed Securities                11.4%  A                                    6.0%
------------------------------------------   --------------------------------------------  -----------------------------------------
20-30 years                             2%   Short-Term Instruments                  8.3%  BBB                                  3.5%
------------------------------------------   --------------------------------------------  -----------------------------------------
Duration                         3.5 years   Other                                   3.2%
------------------------------------------   --------------------------------------------

CHANGE IN VALUE  For periods ended 3/31/01          Fund Characteristics
                                                    ----------------------------

                   GNMA Fund                        Objective:

                PIMCO      Lehman Brothers GNMA     Maximum total return,
  MONTH         GNMA A     Index                    consistent with
-----------------------------------------------     preservation of capital
07/31/1997      $ 9,700    $10,000                  and prudent investment
08/31/1997        9,732      9,979                  management
09/30/1997        9,910     10,111
10/31/1997       10,000     10,217                  Portfolio:
11/30/1997       10,021     10,248
12/31/1997       10,107     10,340                  Primarily short and
01/31/1998       10,185     10,440                  intermediate maturity
02/28/1998       10,231     10,464                  mortgage-related fixed
03/31/1998       10,241     10,508                  income securities issued
04/30/1998       10,274     10,569                  by the Government National
05/31/1998       10,348     10,641                  Mortgage Association
06/30/1998       10,423     10,686
07/31/1998       10,451     10,746                  Duration Range:
08/31/1998       10,580     10,831
09/30/1998       10,705     10,959                  1-7 years
10/31/1998       10,655     10,949
11/30/1998       10,611     11,011                  Fund Inception Date:
12/31/1998       10,680     11,057
01/31/1999       10,757     11,135                  7/31/97
02/28/1999       10,658     11,100
03/31/1999       10,783     11,167                  Total Net Assets:
04/30/1999       10,832     11,221
05/31/1999       10,905     11,164                  $10.0 million
06/30/1999       10,884     11,120
07/31/1999       10,892     11,047                  Portfolio Manager:
08/31/1999       10,888     11,043
09/30/1999       11,005     11,221                  Scott A. Mather
10/31/1999       11,036     11,287
11/30/1999       11,026     11,292
12/31/1999       10,942     11,270
01/31/2000       11,040     11,168
02/29/2000       11,122     11,311
03/31/2000       11,295     11,489
04/30/2000       11,270     11,479
05/31/2000       11,283     11,521
06/30/2000       11,411     11,733
07/31/2000       11,485     11,795
08/31/2000       11,588     11,974
09/30/2000       11,668     12,085
10/31/2000       11,772     12,174
11/30/2000       12,036     12,346
12/31/2000       12,166     12,521
01/31/2001       12,361     12,725
02/28/2001       12,586     12,783
03/31/2001       12,720     12,859

*Past performance is no guarantee of future results. The Fund must invest at least 65% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association
 ("GNMA").


PORTFOLIO INSIGHTS
-----------------------------------------------
 . 12.61% Annual return soundly outperforms
   benchmark and Lipper Category Average.
 . Strong bond market helped returns.
 . Extended duration, high quality, real
   return holdings are key drivers of
   performance.
 . Mortgages continue to remain an
   attractive high quality offering.


2 PIMCO Funds Annual Report 3.31.01

PIMCO European Convertible Fund Performance & Statistics


CUMULATIVE TOTAL RETURN  For periods ended 3/31/01

                                                     1 year      3 years    5 years     10 years          Inception*
                                                                                                          (11/30/00)
---------------------------------------------------------------------------------------------------------------------
PIMCO European Convertible Fund A Shares                  -            -         -            -              0.07%
---------------------------------------------------------------------------------------------------------------------
PIMCO European Convertible Fund A Shares (adjusted)       -            -         -            -             -4.42%
---------------------------------------------------------------------------------------------------------------------
Warburg European Convertible Index                        -            -         -            -                 -
---------------------------------------------------------------------------------------------------------------------

MATURITY PROFILE                       SECTOR BREAKDOWN                            QUALITY BREAKDOWN
-------------------------------------  ------------------------------------------  -------------------------
Less than 1 year                  23%  Convertible Bonds & Notes            69.8%  AAA                 28.6%
-------------------------------------  ------------------------------------------  -------------------------
1-5 years                         24%  Short-Term Instruments               24.8%  AA                  22.1%
-------------------------------------  ------------------------------------------  -------------------------
10-20 years                       53%  Other                                 5.4%  A                   30.1%
-------------------------------------  ------------------------------------------  -------------------------
Duration                    1.5 years                                              BBB                 19.2%
-------------------------------------                                              -------------------------

*Inception returns are cumulative since the      Fund Characteristics
 fund is less than 1 year old. Past performance  -------------------------
 is no guarantee of future results. The Fund
 may invest up to 40% of its assets in high      Objective:
 yield securities rated B or higher by Moody's
 or S&P or, if unrated, determined by PIMCO to   Maximum total return, consis-
 be of comparable quality.                       tent with prudent investment
                                                 management

                                                 Portfolio:
PORTFOLIO INSIGHTS
------------------------------------------------ Primarily European convertible securities
 . The Fund was seeded on November 30, 2000,
  focusing on maximum total return.              Fund Inception Date:
 . The Fund will normally invest at least 65%
  of its assets in a diversified portfolio of    11/30/00
  European convertible securities.
 . As of March 31, 2001, the Fund had an average  Total Net Assets:
  credit quality of AA-.
 . The Fund may invest its assets in securities   $5.0 million
  denominated in any currency and may invest up
  to 35% of its assets in non-Europe holdings.   Portfolio Manager:

                                                 Sandra K. Durn







                                             3.31.01 PIMCO Funds Annual Report 3

PIMCO Financial Highlights A Class

Selected Per Share Data for the Period Ended:

                                                        GNMA Fund
                                                        -----------------------------
                                                                 Class A
                                                         11/30/2000-3/31/2001 (a)
Net Asset Value Beginning of Period                     $                       10.13
-----------------------------------------------------   -----------------------------
Net Investment Income (a)                                                        0.22
-----------------------------------------------------   -----------------------------
Net Realized and Unrealized Gain (Loss) (a)                                      0.30
-----------------------------------------------------   -----------------------------
Total Income (Loss) from Investment Operations                                   0.52
-----------------------------------------------------   -----------------------------
Dividends from Net Investment Income                                           (0.21)
-----------------------------------------------------   -----------------------------
Total Distributions                                                            (0.21)
-----------------------------------------------------   -----------------------------
Net Asset Value End of Period                           $                       10.44
-----------------------------------------------------   -----------------------------
Total Return                                                                    5.68%
-----------------------------------------------------   -----------------------------
Net Assets End of Period (000s)                         $                          11
-----------------------------------------------------   -----------------------------
Ratio of Expenses to Average Net Assets                                        0.65%*
-----------------------------------------------------   -----------------------------
Ratio of Net Investment Income to Average Net Assets                           6.11%*
-----------------------------------------------------   -----------------------------
Portfolio Turnover Rate                                                          808%
-----------------------------------------------------   -----------------------------

                                                        European
                                                        Convertible Fund
                                                        -----------------------------
                                                                    Class A
                                                          11/30/2000-3/31/2001 (a)(b)

Net Asset Value Beginning of Period                     $                       10.00
-----------------------------------------------------   -----------------------------
Net Investment Income (a)                                                        0.03
-----------------------------------------------------   -----------------------------
Net Realized and Unrealized Gain (Loss) (a)                                    (0.02)
-----------------------------------------------------   -----------------------------
Total Income (Loss) from Investment Operations                                   0.01
-----------------------------------------------------   -----------------------------
Dividends from Net Investment Income                                           (0.04)
-----------------------------------------------------   -----------------------------
Total Distributions                                                            (0.04)
-----------------------------------------------------   -----------------------------
Net Asset Value End of Period                           $                        9.97
-----------------------------------------------------   -----------------------------
Total Return                                                                    0.07%
-----------------------------------------------------   -----------------------------
Net Assets End of Period (000s)                         $                          10
-----------------------------------------------------   -----------------------------
Ratio of Expenses to Average Net Assets (b)                                    1.15%*
-----------------------------------------------------   -----------------------------
Ratio of Net Investment Income to Average Net Assets                           0.87%*
-----------------------------------------------------   -----------------------------
Portfolio Turnover Rate                                                          175%
-----------------------------------------------------   -----------------------------

*Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.20%.

4 PIMCO Funds Annual Report 3.31.01

PIMCO Statements of Assets and Liabilities A Class
March 31, 2001

                                                                                                          European
                                                                                                          Convertible
Amounts in thousands, except per share amounts                                GNMA Fund                   Fund
                                                                              -------------------         -------------------
Assets:

Investments, at value                                                         $            16,952         $             4,806
---------------------------------------------------------------------------   -------------------         -------------------
Cash and foreign currency                                                                      16                           6
---------------------------------------------------------------------------   -------------------         -------------------
Receivable for investments sold and forward foreign currency contracts                     25,018                         161
---------------------------------------------------------------------------   -------------------         -------------------
Receivable for Fund shares sold                                                                40                           0
---------------------------------------------------------------------------   -------------------         -------------------
Variation margin receivable                                                                     0                           0
---------------------------------------------------------------------------   -------------------         -------------------
Interest and dividends receivable                                                             116                          26
---------------------------------------------------------------------------   -------------------         -------------------
Manager reimbursement receivable                                                                0                           0
---------------------------------------------------------------------------   -------------------         -------------------
Other assets                                                                                    9                          17
---------------------------------------------------------------------------   -------------------         -------------------
                                                                                           42,151                       5,016
==========================================================================    ===================         ===================

Liabilities:

Payable for investments purchased and forward foreign currency contracts      $            29,061         $                 6
---------------------------------------------------------------------------   -------------------         -------------------
Payable for financing transactions                                                          3,100                           0
---------------------------------------------------------------------------   -------------------         -------------------
Due to Custodian                                                                                0                           0
---------------------------------------------------------------------------   -------------------         -------------------
Notes Payable                                                                                   0                           0
---------------------------------------------------------------------------   -------------------         -------------------
Written options outstanding                                                                     0                           0
---------------------------------------------------------------------------   -------------------         -------------------
Payable for Fund shares redeemed                                                                2                           0
---------------------------------------------------------------------------   -------------------         -------------------
Dividends payable                                                                              10                           0
---------------------------------------------------------------------------   -------------------         -------------------
Accrued investment advisory fee                                                                 2                           2
---------------------------------------------------------------------------   -------------------         -------------------
Accrued administration fee                                                                      2                           1
---------------------------------------------------------------------------   -------------------         -------------------
Accrued distribution fee                                                                        0                           0
---------------------------------------------------------------------------   -------------------         -------------------
Accrued servicing fee                                                                           0                           0
---------------------------------------------------------------------------   -------------------         -------------------
Variation margin payable                                                                        0                           0
---------------------------------------------------------------------------   -------------------         -------------------
Other liabilities                                                                               0                           0
---------------------------------------------------------------------------   -------------------         -------------------
                                                                                           32,177                           9
==========================================================================    ===================         ===================
Net Assets                                                                    $             9,974         $             5,007
==========================================================================    ===================         ===================

Net Assets Consist of:

Paid in capital                                                               $             9,473         $             5,020
---------------------------------------------------------------------------   -------------------         -------------------
Undistributed (overdistributed) net investment income                                         302                          94
---------------------------------------------------------------------------   -------------------         -------------------
Accumulated undistributed net realized gain (loss)                                             (5)                          0
---------------------------------------------------------------------------   -------------------         -------------------
Net unrealized appreciation (depreciation)                                                    204                        (107)
---------------------------------------------------------------------------   -------------------         -------------------
                                                                              $             9,974         $             5,007
==========================================================================    ===================         ===================

Net Assets:

Class A                                                                       $                11         $                10
---------------------------------------------------------------------------   -------------------         -------------------
Other Classes                                                                               9,963                       4,997
---------------------------------------------------------------------------   -------------------         -------------------

Shares Issued and Outstanding:

Class A                                                                                         1                           1
---------------------------------------------------------------------------   -------------------         -------------------

Net Asset Value and Redemption Price Per Share (Net Assets Per Share
Outstanding)

Class A                                                                       $             10.00         $              9.97
---------------------------------------------------------------------------   -------------------         -------------------
Cost of Investments Owned                                                     $            16,748         $             5,013
==========================================================================    ===================         ===================
Cost of Foreign Currency Held                                                 $                 0         $                 7
==========================================================================    ===================         ===================

                                             3.31.01 PIMCO Funds Annual Report 5

PIMCO Statements of Operations A Class
For the year ended March 31, 2001

                                                                                                           European
Amounts in thousands                                                           GNMA Fund                   Convertible Fund
                                                                               --------------------        --------------------
Investment Income:

Interest                                                                       $                582        $                 30
---------------------------------------------------------------------------    --------------------        --------------------
Dividends, net of foreign taxes                                                                   0                           2
---------------------------------------------------------------------------    --------------------        --------------------
Miscellaneous income                                                                              1                           2
---------------------------------------------------------------------------    --------------------        --------------------
  Total Income                                                                                  583                          34
===========================================================================    ====================        ====================

Expenses:

Investment advisory fees                                                                         20                           8
---------------------------------------------------------------------------    --------------------        --------------------
Administration fees                                                                              20                           4
---------------------------------------------------------------------------    --------------------        --------------------
Distribution and/or servicing fees - Class A                                                      0                           0
---------------------------------------------------------------------------    --------------------        --------------------
Distribution and/or servicing fees - Other Classes                                                0                           0
---------------------------------------------------------------------------    --------------------        --------------------
Trustees' fees                                                                                    0                           0
---------------------------------------------------------------------------    --------------------        --------------------
Organization costs                                                                                0                          18
---------------------------------------------------------------------------    --------------------        --------------------
Interest expense                                                                                  0                           0
---------------------------------------------------------------------------    --------------------        --------------------
Miscellaneous                                                                                     0                           0
---------------------------------------------------------------------------    --------------------        --------------------
 Total Expenses                                                                                  40                          30
---------------------------------------------------------------------------    --------------------        --------------------
 Reimbursement by Manager                                                                         0                         (17)
---------------------------------------------------------------------------    --------------------        --------------------
 Net Expenses                                                                                    40                          13
---------------------------------------------------------------------------    --------------------        --------------------

Net Investment Income                                                                           543                          21
===========================================================================    ====================        ====================

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                                                         286                         133
---------------------------------------------------------------------------    --------------------        --------------------
Net realized gain (loss) on futures contracts and written options                                 0                           0
---------------------------------------------------------------------------    --------------------        --------------------
Net realized gain (loss) on foreign currency transactions                                         0                         (40)
---------------------------------------------------------------------------    --------------------        --------------------
Net change in unrealized appreciation (depreciation) on investments                             290                        (207)
---------------------------------------------------------------------------    --------------------        --------------------
Net change in unrealized appreciation (depreciation) on futures contracts                         0                           0
 and written options
---------------------------------------------------------------------------    --------------------        --------------------
Net change in unrealized appreciation (depreciation) on translation of                            0                         100
 assets and liabilities denominated in foreign currencies
---------------------------------------------------------------------------    --------------------        --------------------
 Net Gain                                                                                       576                         (14)
---------------------------------------------------------------------------    --------------------        --------------------

Net Increase in Assets Resulting from Operations                               $              1,119        $                  7
===========================================================================    ====================        ====================

6 PIMCO Funds Annual Report 3.31.01

PIMCO Statements of Changes in Net Assets A Class

                                                                                                           European
                                                                                                           Convertible
Amounts in thousands                                  GNMA Fund                                            Fund
                                                      --------------------------------------------         --------------------
                                                                Year Ended              Year Ended                  Period from
Increase (Decrease) in Net Assets from:                      March 31,2001          March 31, 2000         November 30, 2000 to
                                                                                                                 March 31, 2001
Operations:

Net investment income                                 $                543    $                260         $                 21
---------------------------------------------------   --------------------    --------------------         --------------------
Net realized gain (loss)                                               286                      35                           93
---------------------------------------------------   --------------------    --------------------         --------------------
Net change in unrealized appreciation (depreciation)                   290                     (86)                        (107)
---------------------------------------------------   --------------------    --------------------         --------------------
Net increase (decrease) resulting from operations                    1,119                     209                            7
===================================================   ====================    ====================         ====================

Distributions to Shareholders:

From net investment income
  Class A                                                                0                       0                            0
---------------------------------------------------   --------------------    --------------------         --------------------
  Other Classes                                                       (510)                   (260)                         (20)
---------------------------------------------------   --------------------    --------------------         --------------------
In excess of net investment income
  Class A                                                                0                       0                            0
---------------------------------------------------   --------------------    --------------------         --------------------
  Other Classes                                                          0                       0                            0
---------------------------------------------------   --------------------    --------------------         --------------------
From net realized capital gains
  Class A                                                                0                       0                            0
---------------------------------------------------   --------------------    --------------------         --------------------
  Other Classes                                                        (54)                      0                            0
---------------------------------------------------   --------------------    --------------------         --------------------
In excess of net realized capital gains
  Class A                                                                0                       0                            0
---------------------------------------------------   --------------------    --------------------         --------------------
  Other Classes                                                          0                       0                            0
---------------------------------------------------   --------------------    --------------------         --------------------

Total Distributions                                                   (564)                   (260)                         (20)
===================================================   ====================    ====================         ====================

Fund Share Transactions:

Receipts for shares sold
  Class A                                                               10                       0                           10
---------------------------------------------------   --------------------    --------------------         --------------------
  Other Classes                                                      9,067                      27                        4,990
---------------------------------------------------   --------------------    --------------------         --------------------
Issued in reorganization
  Class A                                                                0                       0                            0
---------------------------------------------------   --------------------    --------------------         --------------------
  Other Classes                                                          0                       0                            0
---------------------------------------------------   --------------------    --------------------         --------------------
Issued as reinvestment of distributions
  Class A                                                                0                       0                            0
---------------------------------------------------   --------------------    --------------------         --------------------
  Other Classes                                                        530                     261                           20
---------------------------------------------------   --------------------    --------------------         --------------------
Cost of shares redeemed
  Class A                                                                0                       0                            0
---------------------------------------------------   --------------------    --------------------         --------------------
  Other Classes                                                     (4,496)                    (48)                           0
---------------------------------------------------   --------------------    --------------------         --------------------
Net increase (decrease) resulting from Fund share                    5,111                     240                        5,020
 transactions
---------------------------------------------------   --------------------    --------------------         --------------------

Total Increase (Decrease) in Net Assets                              5,666                     189                        5,007
===================================================   ====================    ====================         ====================

Net Assets:

Beginning of period                                                  4,308                   4,119                            0
---------------------------------------------------   --------------------    --------------------         --------------------
End of period *                                       $              9,974    $              4,308         $              5,007
---------------------------------------------------   --------------------    --------------------         --------------------

*Including net undistributed (overdistributed)
 investment income of:                                $                302    $                 39         $                 94
---------------------------------------------------   --------------------    --------------------         --------------------

                                             3.31.01 PIMCO Funds Annual Report 7

Schedule of Investments

GNMA Fund
March 31, 2001
                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 5.3%
-------------------------------------------------------------------------------
Small Business Administration
  7.449% due 08/01/2010                    $       499            $         527
                                                                  -------------
Total U.S. Government Agencies                                              527
(Cost $500)                                                       =============

-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 33.0%
-------------------------------------------------------------------------------
Treasury Inflation Protected Securities (d)
  3.250% due 07/15/2002                            109                      111
  3.375% due 01/15/2007 (e)                      2,210                    2,235
  3.625% due 01/15/2008                            108                      111
U.S. Treasury Strips
  0.000% due 05/15/2013 (e)                      1,600                      838
                                                                  -------------
Total U.S. Treasury Obligations                                           3,295
(Cost $3,261)                                                     =============

-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 98.1%
-------------------------------------------------------------------------------
Collateralized Mortgage Obligations 31.1%
ABN AMRO Mortgage Corp.
  6.750% due 04/25/2029                            229                      201
Countrywide Home Loans
  6.500% due 02/25/2009                            144                      143
Fannie Mae
  7.000% due 05/25/2006                             75                       75
  6.000% due 11/18/2017                            128                      129
  6.500% due 02/25/2019                            725                      728
  7.000% due 09/25/2021                          1,850                      168
  6.500% due 09/25/2023                            293                      278
Freddie Mac
  6.500% due 11/25/2023                            129                      122
  7.500% due 08/15/2029                            854                      165
General Electric Capital Mortgage Services, Inc.
  6.750% due 06/25/2028                             50                       50
Government National Mortgage Association
  7.500% due 09/16/2027                            563                      562
Residential Accredit Loans, Inc.
  7.000% due 01/25/2028                            474                      477
                                                                  -------------
                                                                          3,098
                                                                  =============
Fannie Mae 1.0%
  7.780% due 03/01/2018 (b)                         42                       44
  9.000% due 07/01/2018                             58                       61
                                                                  -------------
                                                                            105
                                                                  =============
Federal Housing Administration 1.6%
  7.430% due 03/01/2022                            163                      162
                                                                  -------------

Freddie Mac 6.7%
  6.655% due 06/01/2030 (b)                         99                      100
  6.871% due 05/01/2019 (b)                         60                       61
  8.137% due 09/01/2040                            475                      505
                                                                  -------------
                                                                            666
                                                                  =============
Government National Mortgage Association 56.3%
  6.500% due 04/23/2031 (b)                      1,000                    1,000
  7.375% due 05/20/2016-02/20/2026 (b)(c)          900                      914
  7.500% due 10/20/2030-04/23/2031 (b)(c)        2,139                    2,184
  7.625% due 12/20/2017 (b)                         81                       83
  7.750% due 07/20/2018-08/20/2025 (b)(c)          270                      276
  8.000% due 05/21/2031                          1,000                    1,032
 11.250% due 07/20/2015                            117                      129
                                                                  -------------
                                                                          5,618
                                                                  =============
Stripped Mortgage-Backed Securities 1.4%
Hilton Hotel Pool Trust (IO)
  1.000% due 10/01/2016                          2,987                      137
                                                                  -------------
Total Mortgage-Backed Securities                                          9,786
(Cost $9,684)                                                     =============

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 19.4%
-------------------------------------------------------------------------------
Advanta Business Card Master Trust
  6.457% due 04/20/2008 (b)                $       100            $         102
Chase Funding Mortgage Loan Asset-Backed
Certificates
  7.330% due 10/25/2030 (b)                        200                      198
Conseco Finance
  9.290% due 12/15/2029                            500                      529
CS First Boston Mortgage Securities Corp.
  6.620% due 09/25/2009                             12                       12
Fingerhut Master Trust
  6.487% due 02/15/2005 (b)                        300                      299
General Electric Capital Mortgage Services, Inc.
  7.200% due 04/25/2029                            292                      280
Indymac Home Equity Loan Asset-Backed Trust
  6.126% due 12/25/2031 (b)                        200                      202
NPF XII, Inc.
  6.001% due 10/01/2003 (b)                        300                      300
The Money Store Home Equity Trust
  6.345% due 11/15/2021                             12                       12
                                                                  -------------
Total Asset-Backed Securities                                             1,934
(Cost $1,893)                                                     =============

-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 14.2%
-------------------------------------------------------------------------------

Commercial Paper 13.0%
CBA (de) Finance
  4.990% due 04/23/2001                            300                      299
General Electric Capital Corp.
  4.970% due 04/04/2001                            200                      200
National Rural Utilities Cooperative Finance
  Corp.
  4.880% due 05/25/2001                            400                      397
Swedbank, Inc.
  5.150% due 04/25/2001                            400                      399
                                                                  -------------
                                                                          1,295
                                                                  =============
Repurchase Agreement 1.2%
State Street Bank
  4.600% due 04/02/2001                            115                      115
  (Dated 03/30/2001. Collateralized by Freddie Mac
  5.500% due 02/13/2004 valued at $121.
  Repurchase proceeds are $115.)
                                                                  -------------
Total Short-Term Instruments                                              1,410
(Cost $1,410)                                                     =============

Total Investments (a) 170.0%                                      $      16,952
(Cost $16,748)

Other Assets and Liabilities (Net) (70.0%)                               (6,978)
                                                                  -------------
Net Assets 100.0%                                                 $       9,974
                                                                  =============
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $16,747 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                    $         259

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (54)
                                                                  -------------
Unrealized appreciation-net                                       $         205
                                                                  =============
(b) Variable rate security. The rate listed is as of March 31, 2001.

(c) Securities are grouped by coupon or range of coupons and represent a range of of maturities.

(d) Principal amount of the security is adjusted for inflation.

(e) Subject to financing transaction.

8 PIMCO Funds Annual Report 3.31.01

Schedule of Investments

European Convertible Bond
March 31, 2001
                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
-------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (b)(c) 67.1%
-------------------------------------------------------------------------------
Banking & Finance 24.5%
Axa
  2.500% due 01/01/2014                    EC      165            $         144
Fortis (NL) NV
  1.500% due 07/29/2004                            200                      183
Swiss America Holdings
  2.250% due 06/10/2004                     $      150                      149
Swiss Life Finance Ltd.
  2.000% due 05/20/2003                            200                      202
  0.750% due 05/20/2005                            250                      143
  2.000% due 05/20/2005                            200                      205
Verizon Global Funding Corp.
  4.250% due 09/15/2005                            200                      202
                                                                     ----------
                                                                          1,228
                                                                     ==========
Health Care 5.9%
Roche Holdings, Inc.
  0.000% due 04/20/2010                            200                      113
  0.000% due 01/19/2015                            250                      183
                                                                     ----------
                                                                            296
                                                                     ==========
Industrial 33.3%
Finmeccanica SpA
  2.000% due 06/08/2005                    EC      200                      171
France Telecom
  4.125% due 11/29/2004                            250                      210
Hutchison Whampoa International
  2.875% due 09/15/2003                     $      200                      193
Koninklijke Ahold NV
  4.000% due 05/19/2005                    EC      150                      157
Nestle Australia Ltd.
  1.250% due 04/27/2005                     $      200                      192
Siemens Nederland NV
  1.000% due 08/10/2005                    EC      200                      161
Tecnost International NV
  1.000% due 11/03/2005                            200                      175
Usinor
  3.875% due 01/01/2005                            248                      215
Vivendi Universal
  1.250% due 01/01/2004                            226                      192
                                                                     ----------
                                                                          1,666
                                                                     ==========
Technology 3.4%
STMicroelectronics NV
  0.000% due 11/16/2010                     $      250                      168
                                                                     ----------
Total Convertible Bonds & Notes                                           3,358
(Cost $3,523)                                                        ==========


-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK 3.3%
-------------------------------------------------------------------------------
                                                Shares

Utilities 3.3%
MediaOne Group, Inc. Cvt. Pfd.
  0.000% due                                     2,500                      165
                                                                     ----------
Total Convertible Preferred Stock                                           165
(Cost $209)                                                          ==========

-------------------------------------------------------------------------------
COMMON STOCKS 1.9%
-------------------------------------------------------------------------------
Health Care 1.9%
Elan Corp. PLC                                   1,815                       93
                                                                     ----------
Total Common Stocks                                                          93
(Cost $92)                                                           ==========

                                             Principal
                                                Amount                    Value
                                                (000s)                   (000s)
-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 23.7%
-------------------------------------------------------------------------------
Commercial Paper 19.9%
Abbey National North America
  5.060% due 08/01/2001                      $     200               $      197
CBA (de) Finance
  5.040% due 04/23/2001                            100                      100
CDC
  5.450% due 04/11/2001                            300                      300
General Electric Capital Corp.
  5.070% due 04/04/2001                            200                      200
KFW International Finance, Inc.
  5.340% due 04/24/2001                            200                      199
                                                                     ----------
                                                                            996
                                                                     ==========
Repurchase Agreement 3.8%
State Street Bank
  4.600% due 04/02/2001                            194                      194
  (Dated 03/30/2001. Collateralized by Fannie Mae
  0.000% due 04/17/2001 valued at $200.
  Repurchase proceeds are $194.)
                                                                     ----------
Total Short-Term Instruments                                              1,189
(Cost $1,189)                                                        ==========

Total Investments (a) 96.0%                                          $    4,806
(Cost $5,013)

Other Assets and Liabilities (Net) 4.0%                                     201
                                                                     ----------

Net Assets 100.0%                                                    $    5,007
                                                                     ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $5,013 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                      $       25

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                          (232)
                                                                    ----------
Unrealized depreciation-net                                         $     (207)
                                                                    ==========

(b) Foreign forward currency contracts outstanding at March 31, 2001:

                                Principal
                                 Amount                          Unrealized
                               Covered by        Settlement    Appreciation/
 Type      Currency              Contract           Month     (Depreciation)
----------------------------------------------------------------------------
 Buy             EC                 1,875          04/2001        $      (6)
 Sell                               1,875          04/2001               99
 Sell                               1,875          06/2001                7
 Sell            SF                 257            05/2001                1
                                                                  ---------
                                                                  $     101
                                                                  =========
 (c) Principal amount denoted in indicated currency:

        EC - Euro
        SF - Swiss Franc



                                             3.31.01 PIMCO Funds Annual Report 9

PIMCO Notes to Financial Statements A Class
March 31, 2001

1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 39 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A Class of the Trust. Certain detailed financial information for the Institutional, Administrative, Retail, and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the European Convertible Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the European Convertible Fund, are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the European Convertible Fund, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the European Convertible Fund are allocated daily to each

10 PIMCO Funds Annual Report 3.31.01
class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Stripped Mortgage Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

3.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.50% for the European Convertible Fund and 0.25% for the GNMA Fund.

                                            3.31.01 PIMCO Funds Annual Report 11

March 31, 2001

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for Class A is charged at the annual rate of 0.40% for the European Convertible and GNMA Funds.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.
     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal year.
     Pursuant to the Distribution and Servicing Plans adopted by the Retail and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                          Distribution Fee (%)       Servicing Fee (%)
----------------------------------------------------------------------
Class A
All Funds                                   --                    0.25


Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expense and
(viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of the European Convertible Fund administrative fees to the extent that the payment of the Fund's pro rata share of Trustee fees and organizational expenses cause the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49% basis points as set forth below (calculated as a percentage of the Fund's average daily net assets attributable to each class):

                              Inst'l     Admin.
                              Class      Class     Class A    Class B   Class C   Class D
-----------------------------------------------------------------------------------------
European Convertible Fund     0.75%      1.00%      1.15%         -         -      1.05%


PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $45,000**, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.


** Effective January 1, 2001, the annual retainer for the unaffiliated Trustee is equal to $60,000.


12 PIMCO Funds Annual Report 3.31.01

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2001 were as follows (amounts in thousands):


                           U.S. Government/Agency              All Other
                           ----------------------------------------------------
                             Purchases          Sales       Purchases     Sales
-------------------------------------------------------------------------------

European Convertible Fund     $      0       $      0          $8,881    $6,292
GNMA Fund                      132,021        125,324           3,379       531


5. Acquisition by Allianz AG

On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interest in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed-income efforts of Allianz AG. Key employees at each PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. The Allianz Group manages assets of approximately (Euro dollar)713.3 billion as of December 31, 2000, including more than 300 mutual funds for retail and institutional clients around the world.

6. Federal Income Tax Matters

As of March 31, 2001, the GNMA Fund realized capital losses and/or foreign currency losses during the period November 1, 2000 through March 31, 2001 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations. The amount was $4,945.

The Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                            3.31.01 PIMCO Funds Annual Report 13

March 31, 2001


7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                                               European
                                                                        GNMA Fund                           Convertible Fund
                                                      ---------------------------------------------     ------------------------
                                                      Year Ended               Year Ended                     Period from
                                                      03/31/2001               03/31/2000               11/30/2000 to 03/31/2001
                                                        Shares      Amount       Shares      Amount         Shares      Amount
---------------------------------------------------   ---------------------------------------------     ------------------------
Receipts for shares sold
  Class A                                                      1    $    10             0      $  0                 1    $   10
---------------------------------------------------   ---------------------------------------------     ------------------------
  Other Classes                                              908      9,067             3        27               499     4,990
---------------------------------------------------   ---------------------------------------------     ------------------------

Shares issued in reorganization
  Class A                                                      0          0             0         0                 0         0
---------------------------------------------------   ---------------------------------------------     ------------------------
  Other Classes                                                0          0             0         0                 0         0
---------------------------------------------------   ---------------------------------------------     ------------------------

Issued as reinvestment of distributions
  Class A                                                      0          0             0         0                 0         0
---------------------------------------------------   ---------------------------------------------     ------------------------
  Other Classes                                               53        530            26       261                 2        20
---------------------------------------------------   ---------------------------------------------     ------------------------

Cost of shares redeemed
  Class A                                                      0          0             0         0                 0         0
---------------------------------------------------   ---------------------------------------------     ------------------------
  Other Classes                                             (441)    (4,496)           (5)      (48)                0         0
---------------------------------------------------   ---------------------------------------------     ------------------------

Net increase resulting from Fund share transactions          521    $ 5,111            24      $240               502    $5,020
===================================================   =============================================     ========================

14 PIMCO Funds Annual Report 3.31.01

PIMCO Report of Independent Accountants  A Class


To the Trustees and Class A Shareholders of the PIMCO Funds:
Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of the financial highlights for the Class A shares present fairly, in all material respects, the financial position of the GNMA Fund and the European Convertible Fund (hereafter referred to as the "Funds") at March 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for the Class A shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2001



                                            3.31.01 PIMCO Funds Annual Report 15